UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: June 30

Date of reporting period: December 31, 2021

Item 1. Reports to Shareholders.

(a)	The Reports to Shareholders are attached herewith.

Semi-Annual Report
December 31, 2021
SPDR® Series Trust - Equity Funds
SPDR S&P Aerospace & Defense ETF
SPDR S&P Bank ETF
SPDR S&P Homebuilders ETF
SPDR S&P Oil & Gas Exploration & Production ETF
SPDR S&P Regional Banking ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR S&P Aerospace & Defense ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Mercury Systems, Inc.	4.6%
Axon Enterprise, Inc.	4.4
Spirit AeroSystems Holdings, Inc. Class A	4.3
TransDigm Group, Inc.	4.2
Northrop Grumman Corp.	4.2
Curtiss-Wright Corp.	4.1
Howmet Aerospace, Inc.	4.1
Lockheed Martin Corp.	4.1
Textron, Inc.	4.1
General Dynamics Corp.	4.1
TOTAL	42.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2021

% of Net Assets
Aerospace & Defense	100.0%
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(1.5)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR S&P Bank ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Signature Bank	1.4%
Voya Financial, Inc.	1.4
Comerica, Inc.	1.4
Sterling Bancorp	1.4
Webster Financial Corp.	1.4
First Citizens BancShares, Inc. Class A	1.4
Popular, Inc.	1.4
Bank of New York Mellon Corp.	1.4
Synovus Financial Corp.	1.4
Equitable Holdings, Inc.	1.4
TOTAL	14.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2021

% of Net Assets
Regional Banks	74.7%
Thrifts & Mortgage Finance	12.8
Diversified Banks	6.7
Asset Management & Custody Banks	2.8
Other Diversified Financial Services	2.8
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(1.9)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR S&P Homebuilders ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Builders FirstSource, Inc.	4.2%
Johnson Controls International PLC	4.0
Masco Corp.	4.0
Mohawk Industries, Inc.	4.0
Whirlpool Corp.	3.9
PulteGroup, Inc.	3.9
Allegion PLC	3.9
Fortune Brands Home & Security, Inc.	3.9
Home Depot, Inc.	3.9
Trane Technologies PLC	3.9
TOTAL	39.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2021

% of Net Assets
Building Products	44.0%
Homebuilding	29.6
Home Improvement Retail	11.3
Homefurnishing Retail	7.2
Home Furnishings	4.0
Household Appliances	3.9
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR S&P Oil & Gas Exploration & Production ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Valero Energy Corp.	2.6%
EQT Corp.	2.5
Devon Energy Corp.	2.4
PBF Energy, Inc. Class A	2.4
Marathon Oil Corp.	2.4
APA Corp.	2.4
Antero Resources Corp.	2.4
Marathon Petroleum Corp.	2.4
Phillips 66	2.4
Chevron Corp.	2.4
TOTAL	24.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2021

% of Net Assets
Oil & Gas Exploration & Production	70.6%
Oil & Gas Refining & Marketing	22.2
Integrated Oil & Gas	7.0
Short-Term Investments	3.7
Liabilities in Excess of Other Assets	(3.5)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR S&P Regional Banking ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Signature Bank	2.0%
Comerica, Inc.	2.0
First Citizens BancShares, Inc. Class A	1.9
East West Bancorp, Inc.	1.9
People's United Financial, Inc.	1.9
Huntington Bancshares, Inc.	1.9
M&T Bank Corp.	1.9
Western Alliance Bancorp	1.9
KeyCorp.	1.9
Synovus Financial Corp.	1.9
TOTAL	19.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2021

		% of Net Assets
	Regional Banks	99.8%
	Short-Term Investments	0.2
	Liabilities in Excess of Other Assets	(0.0)*
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 100.0%
AAR Corp. (a)	466,138	$ 18,193,366
Aerojet Rocketdyne Holdings, Inc. (b)	955,295	44,669,594
AeroVironment, Inc. (a)	318,515	19,757,485
Astra Space, Inc. (a) (b)	4,977,823	34,496,313
Axon Enterprise, Inc. (a)	312,851	49,117,607
Boeing Co. (a)	215,805	43,445,863
BWX Technologies, Inc.	925,211	44,299,103
Curtiss-Wright Corp.	330,664	45,853,177
Ducommun, Inc. (a)	72,120	3,373,052
General Dynamics Corp.	215,941	45,017,220
HEICO Corp.	305,867	44,112,139
Hexcel Corp. (a)	854,467	44,261,391
Howmet Aerospace, Inc.	1,433,987	45,643,806
Huntington Ingalls Industries, Inc.	237,957	44,436,090
Kaman Corp. (b)	311,308	13,432,940
Kratos Defense & Security Solutions, Inc. (a)	1,749,569	33,941,639
L3Harris Technologies, Inc.	204,119	43,526,336
Lockheed Martin Corp.	128,314	45,604,079
Maxar Technologies, Inc. (b)	1,486,442	43,894,632
Mercury Systems, Inc. (a)	933,604	51,404,236
Moog, Inc. Class A	208,092	16,849,209
National Presto Industries, Inc.	49,972	4,099,203
Northrop Grumman Corp.	119,261	46,162,355
PAE, Inc. (a)	809,591	8,039,239
Parsons Corp. (a) (b)	701,747	23,613,787
Raytheon Technologies Corp.	513,613	44,201,535
Spirit AeroSystems Holdings, Inc. Class A	1,090,777	47,001,581
Textron, Inc.	586,830	45,303,276
TransDigm Group, Inc. (a)	73,108	46,517,158
Triumph Group, Inc. (a)	1,273,798	23,603,477
Vectrus, Inc. (a)	80,778	3,697,209
Virgin Galactic Holdings, Inc. (a)	2,909,457	38,928,535
TOTAL COMMON STOCKS (Cost $1,167,326,069)		1,106,496,632
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	1,947,465	1,947,660
See accompanying notes to financial statements.
6

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	14,605,919	$ 14,605,919
TOTAL SHORT-TERM INVESTMENTS (Cost $16,553,579)		16,553,579
TOTAL INVESTMENTS — 101.5% (Cost $1,183,879,648)		1,123,050,211
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(16,082,106)
NET ASSETS — 100.0%		$ 1,106,968,105
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,106,496,632	$—	$—	$1,106,496,632
Short-Term Investments	16,553,579	—	—	16,553,579
TOTAL INVESTMENTS	$ 1,123,050,211	$—	$—	$ 1,123,050,211
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,353,875	$2,354,581	$ 5,121,091	$ 5,527,659	$(353)	$—	1,947,465	$ 1,947,660	$ 270
State Street Navigator Securities Lending Portfolio II	2,610,218	2,610,218	190,400,548	178,404,847	—	—	14,605,919	14,605,919	15,403
Total		$4,964,799	$195,521,639	$183,932,506	$(353)	$—		$16,553,579	$15,673
See accompanying notes to financial statements.
7

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 2.8%
Bank of New York Mellon Corp.	736,478	$ 42,774,642
Northern Trust Corp.	352,990	42,221,134
		84,995,776
DIVERSIFIED BANKS — 6.7%
Bank of America Corp.	938,423	41,750,439
Citigroup, Inc.	688,170	41,558,586
JPMorgan Chase & Co.	261,461	41,402,350
US Bancorp	723,193	40,621,751
Wells Fargo & Co.	832,265	39,932,075
		205,265,201
OTHER DIVERSIFIED FINANCIAL SERVICES — 2.8%
Equitable Holdings, Inc.	1,291,458	42,346,908
Voya Financial, Inc. (a)	660,717	43,812,144
		86,159,052
REGIONAL BANKS — 74.7%
Ameris Bancorp	492,280	24,456,470
Associated Banc-Corp.	1,774,548	40,087,039
Atlantic Union Bankshares Corp.	341,551	12,736,437
Bank of Hawaii Corp.	209,209	17,523,346
Bank OZK	733,693	34,138,735
BankUnited, Inc.	912,506	38,608,129
Banner Corp.	201,425	12,220,455
BOK Financial Corp. (a)	173,998	18,355,049
Cadence Bank	1,380,716	41,131,530
Cathay General Bancorp	409,064	17,585,661
CIT Group, Inc.	817,525	41,971,734
Citizens Financial Group, Inc.	881,462	41,649,080
Columbia Banking System, Inc.	888,842	29,082,910
Comerica, Inc.	494,239	42,998,793
Commerce Bancshares, Inc.	440,406	30,273,508
Community Bank System, Inc.	247,938	18,466,422
Cullen/Frost Bankers, Inc.	324,599	40,922,196
CVB Financial Corp.	688,732	14,745,752
East West Bancorp, Inc.	537,117	42,260,366
Eastern Bankshares, Inc.	822,092	16,581,596
Fifth Third Bancorp	954,713	41,577,751
First BanCorp	2,294,935	31,624,204
First Citizens BancShares, Inc. Class A (a)	51,657	42,867,045
See accompanying notes to financial statements.
8

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
First Financial Bancorp	453,959	$ 11,067,520
First Financial Bankshares, Inc. (a)	530,400	26,965,536
First Hawaiian, Inc.	688,320	18,811,786
First Horizon Corp.	2,558,448	41,779,456
First Merchants Corp.	231,153	9,682,999
First Midwest Bancorp, Inc.	660,744	13,532,037
First Republic Bank	200,214	41,346,193
FNB Corp.	3,214,012	38,985,966
Fulton Financial Corp.	1,299,757	22,095,869
Glacier Bancorp, Inc.	445,327	25,250,041
Hancock Whitney Corp.	483,476	24,183,470
Hilltop Holdings, Inc.	509,723	17,911,666
Home BancShares, Inc.	796,886	19,404,174
Hope Bancorp, Inc.	876,238	12,889,461
Huntington Bancshares, Inc.	2,736,082	42,190,384
Independent Bank Corp.	275,318	22,446,677
Independent Bank Group, Inc. (a)	167,463	12,082,455
International Bancshares Corp.	251,764	10,672,276
Investors Bancorp, Inc.	1,791,733	27,144,755
KeyCorp.	1,815,705	41,997,257
Live Oak Bancshares, Inc. (a)	268,539	23,440,769
M&T Bank Corp.	274,466	42,152,488
Old National Bancorp (a)	1,682,306	30,483,385
Pacific Premier Bancorp, Inc.	482,014	19,295,020
PacWest Bancorp	930,112	42,013,159
People's United Financial, Inc.	2,368,532	42,207,240
Pinnacle Financial Partners, Inc.	436,871	41,721,181
PNC Financial Services Group, Inc.	207,329	41,573,611
Popular, Inc.	521,427	42,777,871
Prosperity Bancshares, Inc.	417,067	30,153,944
Regions Financial Corp.	1,879,454	40,972,097
Renasant Corp. (a)	287,975	10,928,651
Sandy Spring Bancorp, Inc.	229,728	11,045,322
Signature Bank	136,976	44,307,627
Silvergate Capital Corp. Class A (b)	273,327	40,507,061
Simmons First National Corp. Class A (a)	619,096	18,312,860
SouthState Corp.	480,512	38,493,816
Sterling Bancorp	1,666,588	42,981,305
SVB Financial Group (b)	59,392	40,282,030
Synovus Financial Corp.	886,508	42,437,138
Texas Capital Bancshares, Inc. (b)	602,220	36,283,755
Triumph Bancorp, Inc. (b)	160,939	19,164,616
See accompanying notes to financial statements.
9

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Truist Financial Corp.	703,533	$ 41,191,857
Trustmark Corp.	371,987	12,074,698
UMB Financial Corp.	264,314	28,046,359
Umpqua Holdings Corp.	2,077,813	39,977,122
United Bankshares, Inc.	661,936	24,015,038
United Community Banks, Inc.	636,399	22,872,180
Valley National Bancorp	2,520,068	34,650,935
Webster Financial Corp.	768,683	42,923,259
WesBanco, Inc.	417,828	14,619,802
Western Alliance Bancorp	390,102	41,994,480
Wintrust Financial Corp.	407,155	36,977,817
Zions Bancorp NA	660,928	41,744,213
		2,294,926,892
THRIFTS & MORTGAGE FINANCE — 12.8%
Axos Financial, Inc. (b)	288,378	16,123,214
Essent Group, Ltd.	738,980	33,645,760
Flagstar Bancorp, Inc.	549,449	26,340,585
MGIC Investment Corp.	2,921,716	42,131,145
Mr Cooper Group, Inc. (b)	1,001,171	41,658,725
New York Community Bancorp, Inc. (a)	3,388,501	41,373,597
NMI Holdings, Inc. Class A (b)	632,104	13,811,472
PennyMac Financial Services, Inc.	605,972	42,284,726
Radian Group, Inc.	1,825,809	38,579,344
Rocket Cos., Inc. Class A (a)	2,585,426	36,195,964
Walker & Dunlop, Inc.	147,205	22,210,291
Washington Federal, Inc.	566,466	18,908,635
WSFS Financial Corp.	394,360	19,765,323
		393,028,781
TOTAL COMMON STOCKS (Cost $2,990,623,356)		3,064,375,702
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	2,051,806	2,052,011
See accompanying notes to financial statements.
10

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	63,700,532	$ 63,700,532
TOTAL SHORT-TERM INVESTMENTS (Cost $65,752,543)		65,752,543
TOTAL INVESTMENTS — 101.9% (Cost $3,056,375,899)		3,130,128,245
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(59,299,429)
NET ASSETS — 100.0%		$ 3,070,828,816
(a)	All or a portion of the shares of the security are on loan at December 31, 2021.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,064,375,702	$—	$—	$3,064,375,702
Short-Term Investments	65,752,543	—	—	65,752,543
TOTAL INVESTMENTS	$3,130,128,245	$—	$—	$3,130,128,245
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,773,419	$ 1,773,951	$ 62,140,635	$ 61,861,814	$(674)	$(87)	2,051,806	$ 2,052,011	$ 1,002
State Street Navigator Securities Lending Portfolio II	33,030,723	33,030,723	364,385,656	333,715,846	—	—	63,700,532	63,700,532	40,991
Total		$34,804,674	$426,526,291	$395,577,660	$(674)	$(87)		$65,752,543	$41,993
See accompanying notes to financial statements.
11

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
BUILDING PRODUCTS — 44.0%
A.O. Smith Corp.	1,004,182	$ 86,209,025
Allegion PLC	745,796	98,773,222
Builders FirstSource, Inc. (a)	1,228,811	105,321,391
Carlisle Cos., Inc.	242,874	60,261,897
Carrier Global Corp.	1,761,439	95,540,451
Fortune Brands Home & Security, Inc.	920,436	98,394,608
Johnson Controls International PLC	1,232,267	100,195,630
Lennox International, Inc.	290,602	94,259,665
Masco Corp.	1,422,612	99,895,815
Owens Corning	1,040,883	94,199,911
Trane Technologies PLC	482,403	97,459,878
Trex Co., Inc. (a)	561,850	75,866,606
		1,106,378,099
HOME FURNISHINGS — 4.0%
Mohawk Industries, Inc. (a)	547,966	99,828,446
HOME IMPROVEMENT RETAIL — 11.3%
Floor & Decor Holdings, Inc. Class A (a)	688,913	89,565,579
Home Depot, Inc.	235,299	97,651,438
Lowe's Cos., Inc.	374,056	96,685,995
		283,903,012
HOMEBUILDING — 29.6%
Cavco Industries, Inc. (a)	33,416	10,614,592
Century Communities, Inc.	258,246	21,121,940
D.R. Horton, Inc.	891,396	96,671,896
Green Brick Partners, Inc. (a)	347,543	10,540,979
Installed Building Products, Inc. (b)	158,073	22,085,960
Lennar Corp. Class A	836,297	97,144,260
LGI Homes, Inc. (a)	209,573	32,374,837
M/I Homes, Inc. (a)	333,366	20,728,698
MDC Holdings, Inc.	417,326	23,299,311
NVR, Inc. (a)	16,462	97,271,818
PulteGroup, Inc.	1,739,144	99,409,471
Skyline Champion Corp. (a)	328,299	25,929,055
Taylor Morrison Home Corp. (a)	842,665	29,459,568
Toll Brothers, Inc.	942,381	68,218,961
TopBuild Corp. (a)	207,629	57,286,917
Tri Pointe Homes, Inc. (a)	1,157,296	32,276,985
		744,435,248
See accompanying notes to financial statements.
12

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
HOMEFURNISHING RETAIL — 7.2%
RH (a) (b)	162,064	$ 86,856,580
Williams-Sonoma, Inc. (b)	557,207	94,240,420
		181,097,000
HOUSEHOLD APPLIANCES — 3.9%
Whirlpool Corp.	424,957	99,720,410
TOTAL COMMON STOCKS (Cost $2,377,236,182)		2,515,362,215
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	650,784	650,848
State Street Navigator Securities Lending Portfolio II (e) (f)	6,887,436	6,887,436
TOTAL SHORT-TERM INVESTMENTS (Cost $7,538,089)		7,538,284
TOTAL INVESTMENTS — 100.3% (Cost $2,384,774,271)		2,522,900,499
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(6,391,307)
NET ASSETS — 100.0%		$ 2,516,509,192
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,515,362,215	$—	$—	$2,515,362,215
Short-Term Investments	7,538,284	—	—	7,538,284
TOTAL INVESTMENTS	$2,522,900,499	$—	$—	$2,522,900,499
See accompanying notes to financial statements.
13

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,448,750	$ 1,449,184	$26,654,096	$ 27,452,192	$(173)	$(67)	650,784	$ 650,848	$ 210
State Street Navigator Securities Lending Portfolio II	34,448,563	34,448,563	66,531,440	94,092,567	—	—	6,887,436	6,887,436	3,974
Total		$35,897,747	$93,185,536	$121,544,759	$(173)	$(67)		$7,538,284	$4,184
See accompanying notes to financial statements.
14

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
INTEGRATED OIL & GAS — 7.0%
Chevron Corp.	675,773	$ 79,301,962
Exxon Mobil Corp.	1,269,159	77,659,839
Occidental Petroleum Corp.	2,598,896	75,341,995
		232,303,796
OIL & GAS EXPLORATION & PRODUCTION — 70.6%
Antero Resources Corp. (a)	4,593,233	80,381,577
APA Corp.	2,998,466	80,628,751
Berry Corp.	652,217	5,491,667
Brigham Minerals, Inc. Class A	411,256	8,673,389
California Resources Corp.	1,272,324	54,340,958
Callon Petroleum Co. (a) (b)	1,534,372	72,499,077
Centennial Resource Development, Inc. Class A (a) (b)	9,596,058	57,384,427
Civitas Resources, Inc.	990,068	48,483,630
CNX Resources Corp. (a) (b)	4,783,248	65,769,660
Comstock Resources, Inc. (a) (b)	6,197,163	50,135,049
ConocoPhillips	1,088,125	78,540,863
Continental Resources, Inc. (b)	1,741,479	77,948,600
Coterra Energy, Inc.	3,824,460	72,664,740
Crescent Energy, Inc. Class A (a) (b)	426,611	5,409,427
Denbury, Inc. (a)	951,847	72,901,962
Devon Energy Corp.	1,841,745	81,128,867
Diamondback Energy, Inc.	719,266	77,572,838
EOG Resources, Inc.	891,722	79,211,665
EQT Corp. (a)	3,833,644	83,611,776
Gulfport Energy Corp. (a)	124,607	8,975,442
Hess Corp.	1,010,161	74,782,219
Kosmos Energy, Ltd. (a) (b)	12,059,080	41,724,417
Laredo Petroleum, Inc. (a) (b) (c)	1,147,543	69,001,761
Magnolia Oil & Gas Corp. Class A (b)	3,189,369	60,183,393
Marathon Oil Corp.	4,930,248	80,954,672
Matador Resources Co.	2,017,384	74,481,817
Murphy Oil Corp. (b)	2,812,793	73,442,025
Northern Oil and Gas, Inc. (b)	1,548,672	31,871,670
Oasis Petroleum, Inc.	422,802	53,268,824
Ovintiv, Inc.	2,308,485	77,795,945
PDC Energy, Inc.	1,239,280	60,452,078
Pioneer Natural Resources Co.	434,061	78,947,015
Range Resources Corp. (a)	4,145,619	73,916,387
Ranger Oil Corp. Class A (a)	634,094	17,069,810
See accompanying notes to financial statements.
15

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
SM Energy Co.	2,441,056	$ 71,962,331
Southwestern Energy Co. (a) (b)	14,539,941	67,756,125
Talos Energy, Inc. (a) (b)	1,886,163	18,484,397
Tellurian, Inc. (a) (b)	21,244,051	65,431,677
Texas Pacific Land Corp.	40,010	49,967,289
Whiting Petroleum Corp. (a)	839,662	54,309,338
		2,357,557,555
OIL & GAS REFINING & MARKETING — 22.2%
Aemetis, Inc. (a)	1,344,097	16,532,394
Alto Ingredients, Inc. (a) (b)	3,117,168	14,993,578
Clean Energy Fuels Corp. (a) (b)	7,480,546	45,855,747
CVR Energy, Inc. (b)	1,274,568	21,425,488
Delek US Holdings, Inc. (a)	1,815,805	27,218,917
Gevo, Inc. (a) (b) (c)	14,864,181	63,618,695
Green Plains, Inc. (a) (b)	1,432,891	49,807,291
HollyFrontier Corp.	2,415,315	79,174,026
Marathon Petroleum Corp.	1,255,662	80,349,811
Par Pacific Holdings, Inc. (a)	535,491	8,830,247
PBF Energy, Inc. Class A (a) (b) (c)	6,252,528	81,095,288
Phillips 66	1,102,657	79,898,526
Renewable Energy Group, Inc. (a) (b)	1,556,647	66,064,099
REX American Resources Corp. (a) (b)	23,663	2,271,648
Valero Energy Corp.	1,128,704	84,776,957
World Fuel Services Corp.	717,977	19,004,851
		740,917,563
TOTAL COMMON STOCKS (Cost $3,680,224,271)		3,330,778,914
SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (d) (e)	5,517,058	5,517,609
State Street Navigator Securities Lending Portfolio II (f) (g)	116,017,328	116,017,328
TOTAL SHORT-TERM INVESTMENTS (Cost $121,534,937)		121,534,937
TOTAL INVESTMENTS — 103.5% (Cost $3,801,759,208)		3,452,313,851
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(115,286,801)
NET ASSETS — 100.0%		$ 3,337,027,050
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
See accompanying notes to financial statements.
16

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

(c)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
At December 31, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Sector Index (long)	121	03/18/2022	$6,928,896	$6,986,540	$57,644
During the period ended December 31, 2021, average notional value related to futures contracts was $7,452,087.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,330,778,914	$—	$—	$3,330,778,914
Short-Term Investments	121,534,937	—	—	121,534,937
TOTAL INVESTMENTS	$3,452,313,851	$—	$—	$3,452,313,851
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	57,644	—	—	57,644
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 57,644	$—	$—	$ 57,644
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.
17

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
Alto Ingredients, Inc.	5,797,341	$ 35,421,753	$ 35,305,365	$ 66,771,086	$ (3,956,032)	$ —*	—	$ —*	$ —
Gevo, Inc.	12,649,281	91,960,273	129,774,727	121,129,071	(12,045,188)	(24,942,046)	14,864,181	63,618,695	—
Laredo Petroleum, Inc.	622,994	57,807,613	132,908,829	96,030,333	5,406,579	(31,090,927)	1,147,543	69,001,761	—
PBF Energy, Inc.	5,489,279	83,985,969	137,532,797	133,040,785	3,986,625	(11,369,318)	6,252,528	81,095,288	—
State Street Institutional Liquid Reserves Fund, Premier Class	4,902,650	4,904,121	199,460,689	198,846,474	(727)	—	5,517,058	5,517,609	933
State Street Navigator Securities Lending Portfolio II	84,803,749	84,803,749	488,865,752	457,652,173	—	—	116,017,328	116,017,328	120,342
Tellurian, Inc.	—	—	140,486,684	153,041,388	12,554,704	—*	—	—*	—
Total		$358,883,478	$1,264,334,843	$1,226,511,310	$ 5,945,961	$(67,402,291)		$335,250,681	$121,275
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended December 31, 2021.
*	As of December 31, 2021, no longer an affiliate.
See accompanying notes to financial statements.
18

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
REGIONAL BANKS — 99.8%
1st Source Corp.	85,117	$ 4,221,803
Allegiance Bancshares, Inc. (a)	111,689	4,714,393
Ameris Bancorp	776,570	38,579,998
Associated Banc-Corp.	2,798,028	63,207,453
Atlantic Union Bankshares Corp.	537,233	20,033,419
Banc of California, Inc.	561,557	11,017,748
BancFirst Corp.	184,185	12,996,094
Bancorp, Inc. (b)	821,638	20,795,658
Bank of Hawaii Corp.	329,086	27,564,243
Bank of Marin Bancorp	102,725	3,824,452
Bank OZK	1,156,984	53,834,466
BankUnited, Inc.	1,438,731	60,872,709
Banner Corp.	316,873	19,224,685
Berkshire Hills Bancorp, Inc.	564,839	16,058,373
BOK Financial Corp.	273,830	28,886,327
Brookline Bancorp, Inc.	561,650	9,093,114
Byline Bancorp, Inc.	234,530	6,414,396
Cadence Bank	2,725,870	81,203,667
Camden National Corp.	63,757	3,070,537
Cathay General Bancorp	643,560	27,666,644
CBTX, Inc.	87,136	2,526,944
Central Pacific Financial Corp.	241,350	6,798,830
CIT Group, Inc.	1,288,995	66,177,003
Citizens Financial Group, Inc.	1,935,727	91,463,101
City Holding Co.	105,707	8,645,776
Columbia Banking System, Inc.	1,401,809	45,867,190
Comerica, Inc.	1,085,432	94,432,584
Commerce Bancshares, Inc.	694,651	47,750,310
Community Bank System, Inc.	390,091	29,053,978
Community Trust Bancorp, Inc.	80,441	3,508,032
ConnectOne Bancorp, Inc.	253,396	8,288,583
Cullen/Frost Bankers, Inc.	552,216	69,617,871
Customers Bancorp, Inc. (b)	467,289	30,546,682
CVB Financial Corp.	1,083,502	23,197,778
Dime Community Bancshares, Inc.	267,834	9,417,043
Eagle Bancorp, Inc.	218,511	12,747,932
East West Bancorp, Inc.	1,179,471	92,800,778
Eastern Bankshares, Inc.	1,293,325	26,086,365
Enterprise Financial Services Corp.	244,667	11,521,369
FB Financial Corp.	238,949	10,470,745
See accompanying notes to financial statements.
19

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Fifth Third Bancorp	2,096,660	$ 91,309,543
First BanCorp (c)	3,619,231	49,873,003
First BanCorp (c)	449,492	20,550,774
First Bancshares, Inc.	133,602	5,159,709
First Busey Corp.	361,655	9,808,084
First Citizens BancShares, Inc. Class A (a)	113,399	94,103,026
First Commonwealth Financial Corp.	860,056	13,838,301
First Financial Bancorp	714,219	17,412,659
First Financial Bankshares, Inc. (a)	836,702	42,537,930
First Financial Corp.	86,306	3,908,799
First Foundation, Inc.	318,408	7,915,623
First Hawaiian, Inc.	1,082,942	29,596,805
First Horizon Corp.	5,618,558	91,751,052
First Interstate BancSystem, Inc. Class A (a)	859,928	34,973,272
First Merchants Corp.	363,629	15,232,419
First Midwest Bancorp, Inc.	1,039,441	21,287,752
First Republic Bank	439,753	90,813,392
Flushing Financial Corp.	195,138	4,741,853
FNB Corp.	5,067,792	61,472,317
Fulton Financial Corp.	2,044,712	34,760,104
Glacier Bancorp, Inc.	700,563	39,721,922
Great Southern Bancorp, Inc.	66,053	3,913,640
Great Western Bancorp, Inc.	794,522	26,981,967
Hancock Whitney Corp.	760,571	38,043,761
Hanmi Financial Corp.	272,232	6,446,454
HarborOne Bancorp, Inc.	289,568	4,297,189
Heartland Financial USA, Inc.	252,043	12,755,896
Heritage Commerce Corp.	306,729	3,662,344
Heritage Financial Corp.	338,221	8,266,121
Hilltop Holdings, Inc.	801,866	28,177,571
Home BancShares, Inc.	1,253,655	30,526,499
HomeStreet, Inc.	195,858	10,184,616
Hope Bancorp, Inc.	1,378,509	20,277,867
Horizon Bancorp, Inc.	240,425	5,012,861
Huntington Bancshares, Inc.	6,008,582	92,652,334
Independent Bank Corp. (c)	433,075	35,308,605
Independent Bank Corp. (c)	173,467	4,140,657
Independent Bank Group, Inc.	263,504	19,011,814
International Bancshares Corp.	396,036	16,787,966
Investors Bancorp, Inc.	2,826,128	42,815,839
KeyCorp.	3,987,475	92,230,297
Lakeland Bancorp, Inc.	281,312	5,342,115
See accompanying notes to financial statements.
20

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Lakeland Financial Corp. (a)	252,996	$ 20,275,099
Live Oak Bancshares, Inc. (a)	422,501	36,880,112
M&T Bank Corp.	602,807	92,579,099
Meta Financial Group, Inc.	509,976	30,425,168
Metropolitan Bank Holding Corp. (b)	186,465	19,864,116
Midland States Bancorp, Inc.	163,372	4,049,992
National Bank Holdings Corp. Class A	243,051	10,679,661
NBT Bancorp, Inc.	240,862	9,278,004
Nicolet Bankshares, Inc. (a) (b)	76,028	6,519,401
OceanFirst Financial Corp.	518,410	11,508,702
OFG Bancorp	458,897	12,188,304
Old National Bancorp	2,653,263	48,077,126
Pacific Premier Bancorp, Inc.	758,333	30,356,070
PacWest Bancorp	1,520,518	68,681,798
Park National Corp. (a)	64,395	8,842,077
Peapack-Gladstone Financial Corp.	84,538	2,992,645
Peoples Bancorp, Inc.	193,600	6,158,416
People's United Financial, Inc.	5,201,341	92,687,897
Pinnacle Financial Partners, Inc.	764,213	72,982,342
PNC Financial Services Group, Inc.	455,202	91,277,105
Popular, Inc.	911,827	74,806,287
Preferred Bank	126,341	9,070,020
Prosperity Bancshares, Inc.	657,835	47,561,471
QCR Holdings, Inc.	115,469	6,466,264
Regions Financial Corp.	4,127,371	89,976,688
Renasant Corp. (a)	453,105	17,195,335
S&T Bancorp, Inc.	219,031	6,903,857
Sandy Spring Bancorp, Inc.	361,393	17,375,775
Seacoast Banking Corp. of Florida	538,738	19,065,938
ServisFirst Bancshares, Inc. (a)	273,911	23,266,000
Signature Bank	300,850	97,315,949
Silvergate Capital Corp. Class A (b)	600,205	88,950,381
Simmons First National Corp. Class A	973,973	28,810,121
Southside Bancshares, Inc.	190,680	7,974,238
SouthState Corp.	757,644	60,694,861
Sterling Bancorp	2,759,694	71,172,508
SVB Financial Group (b)	130,375	88,425,540
Synovus Financial Corp.	1,919,909	91,906,044
Texas Capital Bancshares, Inc. (b)	949,689	57,218,762
Tompkins Financial Corp.	65,607	5,483,433
TriCo Bancshares	145,369	6,245,052
TriState Capital Holdings, Inc. (b)	200,712	6,073,545
See accompanying notes to financial statements.
21

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Triumph Bancorp, Inc. (b)	253,165	$ 30,146,888
Truist Financial Corp.	1,544,925	90,455,359
Trustmark Corp.	585,286	18,998,384
UMB Financial Corp.	416,849	44,231,847
Umpqua Holdings Corp.	3,276,280	63,035,627
United Bankshares, Inc.	1,041,407	37,782,246
United Community Banks, Inc.	1,001,093	35,979,282
Univest Financial Corp.	165,002	4,936,860
Valley National Bancorp	3,973,980	54,642,225
Veritex Holdings, Inc.	617,938	24,581,574
Washington Trust Bancorp, Inc.	81,109	4,572,114
Webster Financial Corp.	1,333,274	74,450,020
WesBanco, Inc.	657,327	22,999,872
Westamerica BanCorp	169,905	9,808,616
Western Alliance Bancorp	856,787	92,233,121
Wintrust Financial Corp.	642,055	58,311,435
Zions Bancorp NA	1,451,515	91,677,688
TOTAL COMMON STOCKS (Cost $4,791,578,762)		4,848,908,186
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (d) (e)	4,564,269	4,564,726
State Street Navigator Securities Lending Portfolio II (f) (g)	7,567,260	7,567,260
TOTAL SHORT-TERM INVESTMENTS (Cost $12,131,986)		12,131,986
TOTAL INVESTMENTS — 100.0% (Cost $4,803,710,748)		4,861,040,172
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%(h)		(142,330)
NET ASSETS — 100.0%		$ 4,860,897,842
(a)	All or a portion of the shares of the security are on loan at December 31, 2021.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
(h)	Amount is less than 0.05% of net assets.
See accompanying notes to financial statements.
22

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,848,908,186	$—	$—	$4,848,908,186
Short-Term Investments	12,131,986	—	—	12,131,986
TOTAL INVESTMENTS	$4,861,040,172	$—	$—	$4,861,040,172
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,388,108	$3,389,125	$102,935,818	$101,760,072	$(134)	$(11)	4,564,269	$ 4,564,726	$ 1,493
State Street Navigator Securities Lending Portfolio II	651,567	651,567	71,685,875	64,770,182	—	—	7,567,260	7,567,260	9,005
Total		$4,040,692	$174,621,693	$166,530,254	$(134)	$(11)		$12,131,986	$10,498
See accompanying notes to financial statements.
23

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2021 (Unaudited)

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,106,496,632	$3,064,375,702
Investments in affiliated issuers, at value	16,553,579	65,752,543
Total Investments	1,123,050,211	3,130,128,245
Cash	—	15,442
Receivable for fund shares sold	—	78
Dividends receivable — unaffiliated issuers	89,066	5,331,206
Dividends receivable — affiliated issuers	56	239
Securities lending income receivable — unaffiliated issuers	57	9,915
Securities lending income receivable — affiliated issuers	3,000	9,016
TOTAL ASSETS	1,123,142,390	3,135,494,141
LIABILITIES
Payable upon return of securities loaned	14,605,919	63,700,532
Payable for investments purchased	1,239,539	15,442
Payable for fund shares repurchased	122	—
Advisory fee payable	326,088	946,766
Trustees’ fees and expenses payable	2,617	2,585
TOTAL LIABILITIES	16,174,285	64,665,325
NET ASSETS	$1,106,968,105	$3,070,828,816
NET ASSETS CONSIST OF:
Paid-in Capital	$1,362,415,686	$3,892,938,850
Total distributable earnings (loss)	(255,447,581)	(822,110,034)
NET ASSETS	$1,106,968,105	$3,070,828,816
NET ASSET VALUE PER SHARE
Net asset value per share	$ 116.52	$ 54.54
Shares outstanding (unlimited amount authorized, $0.01 par value)	9,500,000	56,302,118
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,167,326,069	$2,990,623,356
Investments in affiliated issuers	16,553,579	65,752,543
Total cost of investments	$1,183,879,648	$3,056,375,899
* Includes investments in securities on loan, at value	$ 17,904,638	$ 111,799,655
See accompanying notes to financial statements.
24

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2021 (Unaudited)

	SPDR S&P Homebuilders ETF	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF
ASSETS
Investments in unaffiliated issuers, at value*	$2,515,362,215	$ 3,117,063,170	$ 4,848,908,186
Investments in affiliated issuers, at value	7,538,284	335,250,681	12,131,986
Total Investments	2,522,900,499	3,452,313,851	4,861,040,172
Net cash at broker	—	446,592	—
Cash	14,152	441,748	108,205
Receivable from broker — accumulated variation margin on open futures contracts	—	58,010	—
Receivable for investments sold	—	—	7,121,456
Receivable for fund shares sold	—	8,349	—
Dividends receivable — unaffiliated issuers	1,175,110	735,465	8,869,526
Dividends receivable — affiliated issuers	23	256	282
Securities lending income receivable — unaffiliated issuers	4,132	37,355	10,773
Securities lending income receivable — affiliated issuers	520	18,050	1,940
TOTAL ASSETS	2,524,094,436	3,454,059,676	4,877,152,354
LIABILITIES
Payable upon return of securities loaned	6,887,436	116,017,328	7,567,260
Payable for investments purchased	—	—	7,213,377
Payable for fund shares repurchased	2,281	—	30,349
Advisory fee payable	695,313	1,014,268	1,443,206
Trustees’ fees and expenses payable	214	1,030	320
TOTAL LIABILITIES	7,585,244	117,032,626	16,254,512
NET ASSETS	$2,516,509,192	$ 3,337,027,050	$ 4,860,897,842
NET ASSETS CONSIST OF:
Paid-in Capital	$3,099,345,249	$ 8,234,155,729	$ 6,101,369,059
Total distributable earnings (loss)	(582,836,057)	(4,897,128,679)	(1,240,471,217)
NET ASSETS	$2,516,509,192	$ 3,337,027,050	$ 4,860,897,842
NET ASSET VALUE PER SHARE
Net asset value per share	$ 85.74	$ 95.89	$ 70.86
Shares outstanding (unlimited amount authorized, $0.01 par value)	29,350,016	34,800,000	68,602,585
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,377,236,182	$ 3,359,101,330	$ 4,803,710,748
Investments in affiliated issuers	7,538,089	442,657,878	—
Total cost of investments	$2,384,774,271	$ 3,801,759,208	$ 4,803,710,748
* Includes investments in securities on loan, at value	$ 64,729,226	$ 316,021,523	$ 81,244,015
See accompanying notes to financial statements.
25

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2021 (Unaudited)

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 4,236,039	$ 38,993,314
Dividend income — affiliated issuers	270	1,002
Unaffiliated securities lending income	31,013	40,276
Affiliated securities lending income	15,403	40,991
Foreign taxes withheld	—	(95,554)
TOTAL INVESTMENT INCOME (LOSS)	4,282,725	38,980,029
EXPENSES
Advisory fee	2,177,653	5,693,657
Trustees’ fees and expenses	7,845	18,978
Miscellaneous expenses	17	40
TOTAL EXPENSES	2,185,515	5,712,675
NET INVESTMENT INCOME (LOSS)	$ 2,097,210	$ 33,267,354
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(29,316,487)	(45,979,634)
Investments — affiliated issuers	(353)	(674)
In-kind redemptions — unaffiliated issuers	43,954,618	181,563,512
Net realized gain (loss)	14,637,778	135,583,204
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(179,385,756)	40,589,588
Investments — affiliated issuers	—	(87)
Net change in unrealized appreciation/depreciation	(179,385,756)	40,589,501
NET REALIZED AND UNREALIZED GAIN (LOSS)	(164,747,978)	176,172,705
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(162,650,768)	$209,440,059
See accompanying notes to financial statements.
26

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2021 (Unaudited)

	SPDR S&P Homebuilders ETF	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 9,028,386	$ 37,771,384	$ 59,037,755
Dividend income — affiliated issuers	210	933	1,493
Unaffiliated securities lending income	16,649	293,722	25,931
Affiliated securities lending income	3,974	120,342	9,005
Foreign taxes withheld	—	—	(168,677)
TOTAL INVESTMENT INCOME (LOSS)	9,049,219	38,186,381	58,905,507
EXPENSES
Advisory fee	3,471,031	6,359,330	8,495,726
Trustees’ fees and expenses	9,090	18,122	22,999
Miscellaneous expenses	22	44	57
TOTAL EXPENSES	3,480,143	6,377,496	8,518,782
NET INVESTMENT INCOME (LOSS)	$ 5,569,076	$ 31,808,885	$ 50,386,725
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(10,978,040)	(77,719,566)	(105,266,866)
Investments — affiliated issuers	(173)	(9,153,217)	(134)
In-kind redemptions — unaffiliated issuers	249,224,801	722,709,170	162,509,485
In-kind redemptions — affiliated issuers	—	15,099,178	—
Futures contracts	—	(800,220)	—
Net realized gain (loss)	238,246,588	650,135,345	57,242,485
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	75,913,520	(596,289,877)	268,320,946
Investments — affiliated issuers	(67)	(75,517,844)	12,131,975
Futures contracts	—	141,715	—
Net change in unrealized appreciation/depreciation	75,913,453	(671,666,006)	280,452,921
NET REALIZED AND UNREALIZED GAIN (LOSS)	314,160,041	(21,530,661)	337,695,406
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 319,729,117	$ 10,278,224	$ 388,082,131
See accompanying notes to financial statements.
27

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR S&P Aerospace & Defense ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,097,210	$ 9,069,198
Net realized gain (loss)	14,637,778	52,248,589
Net change in unrealized appreciation/depreciation	(179,385,756)	436,585,914
Net increase (decrease) in net assets resulting from operations	(162,650,768)	497,903,701
Net equalization credits and charges	275,411	(216,092)
Distributions to shareholders	(2,048,843)	(10,988,452)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	126,734,846	489,494,797
Cost of shares redeemed	(273,783,440)	(926,536,789)
Net income equalization	(275,411)	216,092
Net increase (decrease) in net assets from beneficial interest transactions	(147,324,005)	(436,825,900)
Net increase (decrease) in net assets during the period	(311,748,205)	49,873,257
Net assets at beginning of period	1,418,716,310	1,368,843,053
NET ASSETS AT END OF PERIOD	$1,106,968,105	$1,418,716,310
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,075,000	4,100,000
Shares redeemed	(2,300,000)	(9,000,000)
Net increase (decrease) from share transactions	(1,225,000)	(4,900,000)
See accompanying notes to financial statements.
28

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Bank ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 33,267,354	$ 67,427,760
Net realized gain (loss)	135,583,204	542,536,671
Net change in unrealized appreciation/depreciation	40,589,501	585,489,088
Net increase (decrease) in net assets resulting from operations	209,440,059	1,195,453,519
Net equalization credits and charges	(1,420,242)	852,864
Distributions to shareholders	(35,731,005)	(67,946,493)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,405,715,847	4,833,069,959
Cost of shares redeemed	(1,864,278,616)	(3,911,901,721)
Net income equalization	1,420,242	(852,864)
Net increase (decrease) in net assets from beneficial interest transactions	(457,142,527)	920,315,374
Net increase (decrease) in net assets during the period	(284,853,715)	2,048,675,264
Net assets at beginning of period	3,355,682,531	1,307,007,267
NET ASSETS AT END OF PERIOD	$ 3,070,828,816	$ 3,355,682,531
SHARES OF BENEFICIAL INTEREST:
Shares sold	26,650,000	108,900,000
Shares redeemed	(35,750,000)	(84,900,000)
Net increase (decrease) from share transactions	(9,100,000)	24,000,000
See accompanying notes to financial statements.
29

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Homebuilders ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 5,569,076	$ 10,400,351
Net realized gain (loss)	238,246,588	504,225,927
Net change in unrealized appreciation/depreciation	75,913,453	130,969,967
Net increase (decrease) in net assets resulting from operations	319,729,117	645,596,245
Net equalization credits and charges	(255,389)	(62,047)
Distributions to shareholders	(5,397,358)	(10,311,927)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	2,842,473,672	3,610,610,330
Cost of shares redeemed	(2,602,777,679)	(3,082,707,241)
Net income equalization	255,389	62,047
Net increase (decrease) in net assets from beneficial interest transactions	239,951,382	527,965,136
Net increase (decrease) in net assets during the period	554,027,752	1,163,187,407
Net assets at beginning of period	1,962,481,440	799,294,033
NET ASSETS AT END OF PERIOD	$ 2,516,509,192	$ 1,962,481,440
SHARES OF BENEFICIAL INTEREST:
Shares sold	36,100,000	56,800,000
Shares redeemed	(33,550,000)	(48,200,000)
Net increase (decrease) from share transactions	2,550,000	8,600,000
See accompanying notes to financial statements.
30

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Oil & Gas Exploration & Production ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 31,808,885	$ 57,555,220
Net realized gain (loss)	650,135,345	242,245,741
Net change in unrealized appreciation/depreciation	(671,666,006)	1,549,687,113
Net increase (decrease) in net assets resulting from operations	10,278,224	1,849,488,074
Net equalization credits and charges	(3,023,527)	(668,841)
Distributions to shareholders	(28,383,905)	(57,596,381)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	6,644,477,040	8,815,049,542
Cost of shares redeemed	(7,415,337,572)	(8,548,874,570)
Net income equalization	3,023,527	668,841
Net increase (decrease) in net assets from beneficial interest transactions	(767,837,005)	266,843,813
Net increase (decrease) in net assets during the period	(788,966,213)	2,058,066,665
Net assets at beginning of period	4,125,993,263	2,067,926,598
NET ASSETS AT END OF PERIOD	$ 3,337,027,050	$ 4,125,993,263
SHARES OF BENEFICIAL INTEREST:
Shares sold	70,550,000	130,600,000
Shares redeemed	(78,400,000)	(127,550,000)
Net increase (decrease) from share transactions	(7,850,000)	3,050,000
See accompanying notes to financial statements.
31

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Regional Banking ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 50,386,725	$ 70,423,739
Net realized gain (loss)	57,242,485	611,856,682
Net change in unrealized appreciation/depreciation	280,452,921	328,735,480
Net increase (decrease) in net assets resulting from operations	388,082,131	1,011,015,901
Net equalization credits and charges	(1,805,157)	3,958,373
Distributions to shareholders	(49,878,282)	(73,439,026)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	6,125,381,959	12,742,887,843
Cost of shares redeemed	(6,695,566,768)	(9,795,689,998)
Net income equalization	1,805,157	(3,958,373)
Net increase (decrease) in net assets from beneficial interest transactions	(568,379,652)	2,943,239,472
Net increase (decrease) in net assets during the period	(231,980,960)	3,884,774,720
Net assets at beginning of period	5,092,878,802	1,208,104,082
NET ASSETS AT END OF PERIOD	$ 4,860,897,842	$ 5,092,878,802
SHARES OF BENEFICIAL INTEREST:
Shares sold	91,100,000	225,750,000
Shares redeemed	(100,250,000)	(179,450,000)
Net increase (decrease) from share transactions	(9,150,000)	46,300,000
See accompanying notes to financial statements.
32

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR S&P Aerospace & Defense ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 132.28	$ 87.61	$ 104.01	$ 87.07	$ 70.38	$ 55.85
Income (loss) from investment operations:
Net investment income (loss) (a)	0.21	0.77	1.01	0.54	0.57	0.61
Net realized and unrealized gain (loss) (b)	(15.79)	44.88	(16.37)	17.39	16.70	14.41
Total from investment operations	(15.58)	45.65	(15.36)	17.93	17.27	15.02
Net equalization credits and charges (a)	0.03	(0.02)	0.00(c)	0.03	0.04	0.21
Voluntary contribution from Custodian	—	—	—	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	(0.21)	(0.96)	(1.04)	(1.02)	(0.62)	(0.70)
Net asset value, end of period	$ 116.52	$ 132.28	$ 87.61	$ 104.01	$ 87.07	$ 70.38
Total return (d)	(11.76)%	52.23%	(14.83)%	20.75%	24.64%	27.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,106,968	$1,418,716	$1,368,843	$1,549,742	$1,279,944	$651,016
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.34%(e)	0.71%	1.01%	0.58%	0.68%	0.94%
Portfolio turnover rate (f)	12%(g)	26%	28%	22%	32%	36%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
33

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Bank ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 51.31	$ 31.57	$ 43.45	$ 47.19	$ 43.58	$ 30.51
Income (loss) from investment operations:
Net investment income (loss) (a)	0.55	1.16	1.09	0.90	0.72	0.59
Net realized and unrealized gain (loss) (b)	3.32	19.71	(11.95)	(3.62)	3.60	13.05(c)
Total from investment operations	3.87	20.87	(10.86)	(2.72)	4.32	13.64
Net equalization credits and charges (a)	(0.02)	0.01	0.02	(0.03)	0.00(d)	0.02
Distributions to shareholders from:
Net investment income	(0.62)	(1.14)	(1.04)	(0.99)	(0.71)	(0.59)
Net asset value, end of period	$ 54.54	$ 51.31	$ 31.57	$ 43.45	$ 47.19	$ 43.58
Total return (e)	7.54%	67.13%	(25.32)%	(5.72)%	9.91%	44.97%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,070,829	$3,355,683	$1,307,007	$1,742,407	$3,633,782	$3,270,400
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.05%(f)	2.60%	2.74%	2.02%	1.54%	1.50%
Portfolio turnover rate (g)	14%(h)	41%	30%	24%	29%	35%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Reflects a non-recurring litigation payment received by the Fund from State Street Corp., an affiliate, which amounted to $0.01 per share outstanding as of March 20, 2017. This payment resulted in an increase to total return of 0.02% for the period ended June 30, 2017.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
34

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Homebuilders ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 73.23	$ 43.92	$ 41.69	$ 39.56	$ 38.53	$ 33.56
Income (loss) from investment operations:
Net investment income (loss) (a)	0.22	0.43	0.43	0.41	0.35	0.27
Net realized and unrealized gain (loss) (b)	12.52	29.30	2.20	2.17	1.03	4.97
Total from investment operations	12.74	29.73	2.63	2.58	1.38	5.24
Net equalization credits and charges (a)	(0.01)	(0.00)(c)	0.03	(0.03)	(0.00)(c)	(0.00)(c)
Distributions to shareholders from:
Net investment income	(0.22)	(0.42)	(0.43)	(0.42)	(0.35)	(0.27)
Net asset value, end of period	$ 85.74	$ 73.23	$ 43.92	$ 41.69	$ 39.56	$ 38.53
Total return (d)	17.41%	67.87%	6.49%	6.59%	3.55%	15.65%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,516,509	$1,962,481	$799,294	$658,639	$828,757	$1,051,857
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.56%(e)	0.70%	1.01%	1.09%	0.86%	0.76%
Portfolio turnover rate (f)	9%(g)	24%	27%	32%	35%	26%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
35

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Exploration & Production ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20(a)	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 96.74	$ 52.22	$ 108.92	$ 172.16	$ 127.60	$ 139.16
Income (loss) from investment operations:
Net investment income (loss) (b)	0.83	1.37	1.46	1.12	1.08	1.20
Net realized and unrealized gain (loss) (c)	(0.77)	44.56	(56.76)	(63.20)	44.56	(11.64)
Total from investment operations	0.06	45.93	(55.30)	(62.08)	45.64	(10.44)
Net equalization credits and charges (b)	(0.08)	(0.02)	0.02	0.00(d)	0.00(d)	0.08
Distributions to shareholders from:
Net investment income	(0.83)	(1.39)	(1.42)	(1.16)	(1.08)	(1.20)
Net asset value, end of period	$ 95.89	$ 96.74	$ 52.22	$ 108.92	$ 172.16	$ 127.60
Total return (e)	0.00%(f)	89.34%	(50.86)%	(36.12)%	35.90%	(7.53)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,337,027	$4,125,993	$2,067,927	$1,884,277	$3,107,237	$2,319,165
Ratios to average net assets:
Total expenses	0.35%(g)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.75%(g)	2.07%	2.13%	0.81%	0.76%	0.81%
Portfolio turnover rate (h)	19%(i)	71%	41%	37%	36%	34%
(a)	After the close of trading on March 30, 2020, the SPDR S&P Oil & Gas Exploration & Production ETF underwent a 1-for-4 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Amount is less than 0.005%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
36

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Regional Banking ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 65.50	$ 38.41	$ 53.53	$ 60.96	$ 54.97	$ 38.45
Income (loss) from investment operations:
Net investment income (loss) (a)	0.71	1.44	1.37	1.15	0.93	0.78
Net realized and unrealized gain (loss) (b)	5.41	26.99	(15.21)	(7.32)	5.91	16.48
Total from investment operations	6.12	28.43	(13.84)	(6.17)	6.84	17.26
Net equalization credits and charges (a)	(0.03)	0.08	0.11	(0.06)	0.05	0.04
Distributions to shareholders from:
Net investment income	(0.73)	(1.42)	(1.39)	(1.20)	(0.90)	(0.78)
Net asset value, end of period	$ 70.86	$ 65.50	$ 38.41	$ 53.53	$ 60.96	$ 54.97
Total return (c)	9.35%	75.38%	(25.96)%	(10.15)%	12.56%	45.19%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,860,898	$5,092,879	$1,208,104	$2,237,599	$5,404,393	$3,850,902
Ratios to average net assets:
Total expenses	0.35%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.08%(d)	2.47%	2.79%	2.03%	1.56%	1.54%
Portfolio turnover rate (e)	17%(f)	50%	35%	27%	33%	52%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
37

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2021 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR S&P Aerospace & Defense ETF
SPDR S&P Bank ETF
SPDR S&P Homebuilders ETF
SPDR S&P Oil & Gas Exploration & Production ETF
SPDR S&P Regional Banking ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an
38

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value
39

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments, according to the fair value hierarchy as of December 31, 2021, is disclosed in the Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
40

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2021, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
41

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

3.    Derivative Financial Instruments
Futures Contracts
Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2021, the SPDR S&P Oil & Gas Exploration & Production ETF entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of December 31, 2021, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR S&P Oil & Gas Exploration & Production ETF
Futures Contracts	$—	$—	$—	$58,010	$—	$58,010

42

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR S&P Oil & Gas Exploration & Production ETF
Futures Contracts	$—	$—	$—	$(800,220)	$—	$(800,220)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR S&P Oil & Gas Exploration & Production ETF
Futures Contracts	$—	$—	$—	$141,715	$—	$141,715
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR S&P Aerospace & Defense ETF	0.35%
SPDR S&P Bank ETF	0.35
SPDR S&P Homebuilders ETF	0.35
SPDR S&P Oil & Gas Exploration & Production ETF	0.35
SPDR S&P Regional Banking ETF	0.35
From time to time, the Adviser may waive all or a portion of its fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2022. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any
43

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2022 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Beginning on January 1, 2022 net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street. Prior to January 1, 2022, net proceeds were 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or
44

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

outstanding shares. Amounts relating to these transactions during the period ended December 31, 2021 are disclosed in the Schedules of Investments.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2021, were as follows:
	Purchases	Sales
SPDR S&P Aerospace & Defense ETF	$151,741,052	$ 151,611,876
SPDR S&P Bank ETF	452,848,833	455,643,233
SPDR S&P Homebuilders ETF	179,219,670	177,428,505
SPDR S&P Oil & Gas Exploration & Production ETF	675,610,206	674,635,146
SPDR S&P Regional Banking ETF	831,554,722	827,709,838
For the period ended December 31, 2021, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P Aerospace & Defense ETF	$ 115,252,139	$ 260,483,932	$ 43,954,618
SPDR S&P Bank ETF	1,134,634,608	1,592,906,476	181,563,512
SPDR S&P Homebuilders ETF	2,531,899,218	2,292,850,551	249,224,801
SPDR S&P Oil & Gas Exploration & Production ETF	5,280,974,032	6,051,556,618	737,808,348
SPDR S&P Regional Banking ETF	4,388,401,426	4,957,830,175	162,509,485
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
45

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2021, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P Aerospace & Defense ETF	$1,189,200,532	$ 78,754,485	$144,904,806	$ (66,150,321)
SPDR S&P Bank ETF	3,059,954,319	138,974,744	68,800,818	70,173,926
SPDR S&P Homebuilders ETF	2,384,841,277	169,691,321	31,632,099	138,059,222
SPDR S&P Oil & Gas Exploration & Production ETF	3,806,330,918	42,716,462	396,675,885	(353,959,423)
SPDR S&P Regional Banking ETF	4,812,096,488	155,114,845	106,171,161	48,943,684
46

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2021, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR S&P Aerospace & Defense ETF	$ 17,904,638	$ 14,605,919	$ 3,564,940	$ 18,170,859
SPDR S&P Bank ETF	111,799,655	63,700,532	51,233,441	114,933,973
SPDR S&P Homebuilders ETF	64,729,226	6,887,436	59,303,189	66,190,625
47

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR S&P Oil & Gas Exploration & Production ETF	$316,021,523	$116,017,328	$216,831,394	$332,848,722
SPDR S&P Regional Banking ETF	81,244,015	7,567,260	74,175,239	81,742,499
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2021:
		Remaining Contractual Maturity of the Agreements as of December 31, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P Aerospace & Defense ETF	Common Stocks	$ 14,605,919	$—	$—	$—	$ 14,605,919	$ 14,605,919
SPDR S&P Bank ETF	Common Stocks	63,700,532	—	—	—	63,700,532	63,700,532
SPDR S&P Homebuilders ETF	Common Stocks	6,887,436	—	—	—	6,887,436	6,887,436
SPDR S&P Oil & Gas Exploration & Production ETF	Common Stocks	116,017,328	—	—	—	116,017,328	116,017,328
SPDR S&P Regional Banking ETF	Common Stocks	7,567,260	—	—	—	7,567,260	7,567,260
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
48

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
49

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
50

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF	SPDR S&P Homebuilders ETF
Annualized Expense Ratio	0.35%	0.35%	0.35%
Actual:
Ending Account Value	$ 882.40	$1,075.40	$1,174.10
Expenses Paid During Period(a)	1.66	1.83	1.92
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.40	1,023.40	1,023.40
Expenses Paid During Period(a)	1.79	1.79	1.79
	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF
Annualized Expense Ratio	0.35%	0.35%
Actual:
Ending Account Value	$1,000.00	$1,093.50
Expenses Paid During Period(a)	1.76	1.85
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.40	1,023.40
Expenses Paid During Period(a)	1.79	1.79
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
51

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period September 2020 through June 2021, including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
52

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period September 2020 through June 2021, including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
53

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
54

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SPDR Series Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2022 State Street Corporation - All Rights Reserved
SPDRTOPINSAR

Semi-Annual Report
December 31, 2021
SPDR® Series Trust - Equity Funds
SPDR S&P Kensho Clean Power ETF
SPDR S&P Kensho Final Frontiers ETF
SPDR S&P Kensho Future Security ETF
SPDR S&P Kensho Intelligent Structures ETF
SPDR S&P Kensho New Economies Composite ETF
SPDR S&P Kensho Smart Mobility ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

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SPDR S&P Kensho Clean Power ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
ALLETE, Inc.	3.1%
Consolidated Edison, Inc.	3.0
NextEra Energy, Inc.	3.0
Algonquin Power & Utilities Corp.	3.0
New Jersey Resources Corp.	3.0
ReneSola, Ltd. ADR	3.0
Enbridge, Inc.	2.9
Ormat Technologies, Inc.	2.9
Tesla, Inc.	2.9
Avangrid, Inc.	2.8
TOTAL	29.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2021

% of Net Assets
Utilities	37.5%
Industrials	32.6
Information Technology	21.8
Energy	3.0
Consumer Discretionary	2.9
Materials	2.1
Short-Term Investments	8.8
Liabilities in Excess of Other Assets	(8.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR S&P Kensho Final Frontiers ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Aerojet Rocketdyne Holdings, Inc.	4.2%
Northrop Grumman Corp.	4.1
Lockheed Martin Corp.	4.0
Maxar Technologies, Inc.	3.9
Honeywell International, Inc.	3.9
Teledyne Technologies, Inc.	3.8
Iridium Communications, Inc.	3.8
Raytheon Technologies Corp.	3.8
HEICO Corp.	3.8
L3Harris Technologies, Inc.	3.8
TOTAL	39.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2021

% of Net Assets
Industrials	75.0%
Information Technology	16.3
Communication Services	3.8
Materials	2.6
Energy	2.2
Short-Term Investments	2.7
Liabilities in Excess of Other Assets	(2.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR S&P Kensho Future Security ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Radware, Ltd.	2.1%
Broadcom, Inc.	1.8
Cisco Systems, Inc.	1.7
Fortinet, Inc.	1.7
Tenable Holdings, Inc.	1.7
A10 Networks, Inc.	1.7
Juniper Networks, Inc.	1.7
Moog, Inc. Class A	1.7
Aerojet Rocketdyne Holdings, Inc.	1.7
Varex Imaging Corp.	1.7
TOTAL	17.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2021

% of Net Assets
Information Technology	54.7%
Industrials	40.4
Health Care	3.3
Communication Services	1.5
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR S&P Kensho Intelligent Structures ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Itron, Inc.	2.4%
Acuity Brands, Inc.	2.4
Johnson Controls International PLC	2.3
Honeywell International, Inc.	2.3
Alarm.com Holdings, Inc.	2.3
Silicon Laboratories, Inc.	2.3
Evoqua Water Technologies Corp.	2.3
Parsons Corp.	2.2
Pentair PLC	2.2
Resideo Technologies, Inc.	2.2
TOTAL	22.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2021

% of Net Assets
Industrials	52.2%
Information Technology	27.5
Consumer Discretionary	8.6
Communication Services	4.5
Utilities	4.1
Energy	2.9
Short-Term Investments	9.1
Liabilities in Excess of Other Assets	(8.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR S&P Kensho New Economies Composite ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Bruker Corp.	1.0%
Teledyne Technologies, Inc.	1.0
Vonage Holdings Corp.	0.8
ABB, Ltd. ADR	0.8
Cisco Systems, Inc.	0.8
Elbit Systems, Ltd.	0.8
Ambarella, Inc.	0.8
Toyota Motor Corp. ADR	0.7
PTC, Inc.	0.8
Ford Motor Co.	0.7
TOTAL	8.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2021

% of Net Assets
Information Technology	39.4%
Industrials	21.1
Health Care	14.7
Consumer Discretionary	10.0
Communication Services	4.8
Utilities	4.4
Financials	3.8
Materials	0.9
Energy	0.8
Consumer Staples	0.1
Short-Term Investment	9.6
Liabilities in Excess of Other Assets	(9.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR S&P Kensho Smart Mobility ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Uber Technologies, Inc.	1.6%
Ford Motor Co.	1.6
XPeng, Inc. ADR	1.5
Luminar Technologies, Inc.	1.5
Allegro MicroSystems, Inc.	1.5
Textron, Inc.	1.5
Gentherm, Inc.	1.5
Li Auto, Inc. ADR	1.5
Lyft, Inc. Class A	1.5
Allison Transmission Holdings, Inc.	1.5
TOTAL	15.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2021

% of Net Assets
Consumer Discretionary	37.3%
Industrials	32.2
Information Technology	24.0
Communication Services	3.5
Energy	1.3
Materials	1.1
Financials	0.5
Short-Term Investments	15.7
Liabilities in Excess of Other Assets	(15.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTOMOBILES — 2.9%
Tesla, Inc. (a)	9,619	$ 10,165,167
CHEMICALS — 2.1%
Huntsman Corp.	207,812	7,248,482
CONSTRUCTION & ENGINEERING — 7.5%
Arcosa, Inc.	180,244	9,498,859
ReneSola, Ltd. ADR (a)	1,749,539	10,427,252
Valmont Industries, Inc.	25,928	6,494,964
		26,421,075
ELECTRIC UTILITIES — 15.3%
ALLETE, Inc.	162,771	10,799,856
Avangrid, Inc. (b)	200,844	10,018,099
Centrais Eletricas Brasileiras SA ADR (b)	1,380,305	8,406,057
Cia Paranaense de Energia ADR	1,033,509	5,818,659
Enel Americas SA ADR (b)	1,231,951	6,701,813
Enel Chile SA ADR (b)	957,123	1,732,393
NextEra Energy, Inc.	113,297	10,577,408
		54,054,285
ELECTRICAL EQUIPMENT — 21.4%
Advent Technologies Holdings, Inc. (a)	323,371	2,266,831
American Superconductor Corp. (a)	295,639	3,216,552
Array Technologies, Inc. (a)	566,985	8,895,995
Ballard Power Systems, Inc. (a) (b)	708,299	8,896,235
Eos Energy Enterprises, Inc. (a) (b)	667,322	5,018,261
FTC Solar, Inc. (a) (b)	920,040	6,955,502
FuelCell Energy, Inc. (a) (b)	1,344,923	6,993,600
Plug Power, Inc. (a) (b)	279,656	7,894,689
Shoals Technologies Group, Inc. Class A (a) (b)	359,289	8,730,723
Sunrun, Inc. (a) (b)	229,089	7,857,753
TPI Composites, Inc. (a)	587,566	8,789,987
		75,516,128
GAS UTILITIES — 3.0%
New Jersey Resources Corp.	254,149	10,435,358
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 13.2%
AES Corp.	411,325	9,995,197
Atlantica Sustainable Infrastructure PLC	266,435	9,527,716
See accompanying notes to financial statements.
7

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Azure Power Global, Ltd. (a) (b)	221,352	$ 4,017,539
Montauk Renewables, Inc. (a)	206,670	2,118,368
Ormat Technologies, Inc. (b)	128,920	10,223,356
Sunnova Energy International, Inc. (a)	310,201	8,660,812
TransAlta Corp.	159,104	1,769,236
		46,312,224
INDUSTRIAL CONGLOMERATES — 2.8%
General Electric Co.	104,108	9,835,083
MACHINERY — 0.9%
Hyster-Yale Materials Handling, Inc.	80,227	3,297,330
MULTI-UTILITIES — 6.0%
Algonquin Power & Utilities Corp. (b)	729,459	10,540,682
Consolidated Edison, Inc.	125,558	10,712,609
		21,253,291
OIL, GAS & CONSUMABLE FUELS — 3.0%
Enbridge, Inc.	266,084	10,398,563
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 21.8%
Applied Materials, Inc.	43,228	6,802,358
Canadian Solar, Inc. (a) (b)	300,096	9,390,004
Daqo New Energy Corp. ADR (a)	220,118	8,875,158
Enphase Energy, Inc. (a)	45,396	8,304,744
First Solar, Inc. (a)	101,675	8,861,993
JinkoSolar Holding Co., Ltd. ADR (a) (b)	210,412	9,670,535
Maxeon Solar Technologies, Ltd. (a)	562,323	7,816,290
SolarEdge Technologies, Inc. (a)	30,928	8,677,469
SunPower Corp. (a)	410,332	8,563,629
		76,962,180
TOTAL COMMON STOCKS (Cost $416,134,287)		351,899,166
SHORT-TERM INVESTMENTS — 8.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	285,525	285,553
See accompanying notes to financial statements.
8

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	30,850,667	$ 30,850,667
TOTAL SHORT-TERM INVESTMENTS (Cost $31,136,221)		31,136,220
TOTAL INVESTMENTS — 108.7% (Cost $447,270,508)		383,035,386
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.7)%		(30,593,738)
NET ASSETS — 100.0%		$ 352,441,648
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$351,899,166	$—	$—	$351,899,166
Short-Term Investments	31,136,220	—	—	31,136,220
TOTAL INVESTMENTS	$383,035,386	$—	$—	$383,035,386
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	334,128	$ 334,229	$ 4,112,391	$ 4,160,999	$(66)	$ (2)	285,525	$ 285,553	$ 58
State Street Navigator Securities Lending Portfolio II	33,447,164	33,447,164	412,892,335	415,488,832	—	—	30,850,667	30,850,667	264,290
Total		$33,781,393	$417,004,726	$419,649,831	$(66)	$ (2)		$31,136,220	$264,348
See accompanying notes to financial statements.
9

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 54.6%
Aerojet Rocketdyne Holdings, Inc.	18,877	$ 882,688
Astra Space, Inc. (a) (b)	86,267	597,830
Boeing Co. (a)	3,830	771,056
BWX Technologies, Inc.	10,958	524,669
Elbit Systems, Ltd.	1,643	286,096
General Dynamics Corp.	2,630	548,276
HEICO Corp.	5,562	802,152
Hexcel Corp. (a)	15,194	787,049
Huntington Ingalls Industries, Inc.	2,836	529,595
L3Harris Technologies, Inc.	3,731	795,598
Lockheed Martin Corp.	2,370	842,322
Maxar Technologies, Inc.	27,931	824,802
Moog, Inc. Class A	5,943	481,205
Northrop Grumman Corp.	2,220	859,295
Raytheon Technologies Corp.	9,345	804,231
TransDigm Group, Inc. (a)	863	549,110
Virgin Galactic Holdings, Inc. (a)	49,774	665,976
		11,551,950
COMMUNICATIONS EQUIPMENT — 2.3%
Viasat, Inc. (a)	11,068	492,969
CONTAINERS & PACKAGING — 2.6%
Ball Corp.	5,625	541,519
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.8%
Iridium Communications, Inc. (a)	19,610	809,697
ELECTRICAL EQUIPMENT — 2.6%
AMETEK, Inc.	3,746	550,812
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 11.6%
Amphenol Corp. Class A	6,325	553,185
II-VI, Inc. (a) (b)	7,884	538,714
Teledyne Technologies, Inc. (a)	1,860	812,615
TTM Technologies, Inc. (a)	37,079	552,477
		2,456,991
ENERGY EQUIPMENT & SERVICES — 2.2%
TechnipFMC PLC (a)	79,937	473,227
See accompanying notes to financial statements.
10

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
INDUSTRIAL CONGLOMERATES — 3.9%
Honeywell International, Inc.	3,950	$ 823,614
MACHINERY — 6.4%
ESCO Technologies, Inc.	5,461	491,435
Fortive Corp.	6,985	532,886
Standex International Corp.	2,984	330,209
		1,354,530
PROFESSIONAL SERVICES — 7.5%
Jacobs Engineering Group, Inc.	3,657	509,164
KBR, Inc.	11,437	544,630
Leidos Holdings, Inc.	5,840	519,176
		1,572,970
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Analog Devices, Inc.	2,837	498,660
TOTAL COMMON STOCKS (Cost $21,092,107)		21,126,939
SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	19,079	19,081
State Street Navigator Securities Lending Portfolio II (e) (f)	543,480	543,480
TOTAL SHORT-TERM INVESTMENTS (Cost $562,561)		562,561
TOTAL INVESTMENTS — 102.6% (Cost $21,654,668)		21,689,500
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(547,386)
NET ASSETS — 100.0%		$ 21,142,114
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.
11

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$21,126,939	$—	$—	$21,126,939
Short-Term Investments	562,561	—	—	562,561
TOTAL INVESTMENTS	$21,689,500	$—	$—	$21,689,500
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	33,769	$ 33,780	$ 117,157	$ 131,850	$ (6)	$—	19,079	$ 19,081	$ 6
State Street Navigator Securities Lending Portfolio II	521,979	521,979	2,075,399	2,053,898	—	—	543,480	543,480	—
Total		$555,759	$2,192,556	$2,185,748	$ (6)	$—		$562,561	$ 6
See accompanying notes to financial statements.
12

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 29.6%
Aerojet Rocketdyne Holdings, Inc.	9,851	$ 460,633
AeroVironment, Inc. (a)	6,881	426,829
Boeing Co. (a)	1,998	402,237
Elbit Systems, Ltd.	2,067	359,927
Embraer SA ADR (a)	20,630	366,183
General Dynamics Corp.	1,574	328,132
HEICO Corp.	2,913	420,113
Hexcel Corp. (a)	7,958	412,224
Huntington Ingalls Industries, Inc.	1,698	317,085
Kratos Defense & Security Solutions, Inc. (a)	20,753	402,608
L3Harris Technologies, Inc.	1,947	415,178
Lockheed Martin Corp.	1,241	441,064
Maxar Technologies, Inc.	14,629	431,994
Mercury Systems, Inc. (a)	6,648	366,039
Moog, Inc. Class A	5,693	460,962
Northrop Grumman Corp.	1,162	449,775
Parsons Corp. (a)	12,322	414,635
RADA Electronic Industries, Ltd. (a)	21,470	202,247
Raytheon Technologies Corp.	4,894	421,178
Textron, Inc.	5,637	435,176
Vectrus, Inc. (a)	2,947	134,884
		8,069,103
BUILDING PRODUCTS — 1.2%
Griffon Corp.	11,343	323,049
COMMUNICATIONS EQUIPMENT — 11.1%
Cisco Systems, Inc.	7,425	470,522
F5, Inc. (a)	1,843	451,001
Gilat Satellite Networks, Ltd. (b)	32,155	227,336
Juniper Networks, Inc.	13,006	464,444
NetScout Systems, Inc. (a)	13,466	445,455
Radware, Ltd. (a)	13,673	569,344
Viasat, Inc. (a)	8,868	394,981
		3,023,083
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
Iridium Communications, Inc. (a)	10,270	424,048
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.4%
908 Devices, Inc. (a)	11,739	303,688
See accompanying notes to financial statements.
13

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Amphenol Corp. Class A	3,786	$ 331,124
OSI Systems, Inc. (a)	4,542	423,314
Teledyne Technologies, Inc. (a)	974	425,531
		1,483,657
HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Varex Imaging Corp. (a)	14,519	458,074
IT SERVICES — 3.9%
Akamai Technologies, Inc. (a)	3,779	442,294
Cloudflare, Inc. Class A (a)	2,639	347,029
Limelight Networks, Inc. (a)	83,974	288,031
		1,077,354
LIFE SCIENCES TOOLS & SERVICES — 1.6%
Bruker Corp.	5,154	432,472
MACHINERY — 1.2%
Fortive Corp.	4,180	318,892
PROFESSIONAL SERVICES — 8.4%
ASGN, Inc. (a)	3,283	405,122
Jacobs Engineering Group, Inc.	2,930	407,944
KBR, Inc.	6,846	326,006
Leidos Holdings, Inc.	4,679	415,963
ManTech International Corp. Class A	6,020	439,039
Science Applications International Corp.	3,728	311,624
		2,305,698
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.3%
Broadcom, Inc.	719	478,430
eMagin Corp. (a)	55,561	71,673
Kopin Corp. (a)	83,176	340,190
		890,293
SOFTWARE — 31.0%
A10 Networks, Inc.	28,019	464,555
BlackBerry, Ltd. (a)	45,474	425,182
Check Point Software Technologies, Ltd. (a)	3,817	444,910
Cognyte Software, Ltd. (a)	21,001	329,086
Crowdstrike Holdings, Inc. Class A (a)	2,024	414,414
CyberArk Software, Ltd. (a)	2,622	454,340
Fortinet, Inc. (a)	1,308	470,095
Mandiant, Inc. (a)	25,276	443,341
See accompanying notes to financial statements.
14

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
McAfee Corp. Class A	16,467	$ 424,684
Mimecast, Ltd. (a)	5,350	425,700
OneSpan, Inc. (a)	18,361	310,852
Palo Alto Networks, Inc. (a)	794	442,067
Qualys, Inc. (a)	3,196	438,555
Rapid7, Inc. (a)	3,556	418,506
SentinelOne, Inc. Class A (a)	8,711	439,818
Telos Corp. (a)	24,758	381,768
Tenable Holdings, Inc. (a)	8,531	469,802
Varonis Systems, Inc. (a)	8,043	392,338
VMware, Inc. Class A	3,674	425,742
Zscaler, Inc. (a)	1,352	434,439
		8,450,194
TOTAL COMMON STOCKS (Cost $25,925,343)		27,255,917
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	14,780	14,780
State Street Navigator Securities Lending Portfolio II (e) (f)	142,148	142,148
TOTAL SHORT-TERM INVESTMENTS (Cost $156,928)		156,928
TOTAL INVESTMENTS — 100.5% (Cost $26,082,271)		27,412,845
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(149,240)
NET ASSETS — 100.0%		$ 27,263,605
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
See accompanying notes to financial statements.
15

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$27,255,917	$—	$—	$27,255,917
Short-Term Investments	156,928	—	—	156,928
TOTAL INVESTMENTS	$27,412,845	$—	$—	$27,412,845
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	34,728	$ 34,738	$ 588,458	$ 608,411	$ (5)	$—	14,780	$ 14,780	$ 6
State Street Navigator Securities Lending Portfolio II	236,289	236,289	3,325,659	3,419,800	—	—	142,148	142,148	2,755
Total		$271,027	$ 3,914,117	$ 4,028,211	$ (5)	$—		$156,928	$2,761
See accompanying notes to financial statements.
16

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.2%
Parsons Corp. (a)	36,967	$ 1,243,939
AUTO COMPONENTS — 2.2%
Lear Corp.	6,757	1,236,193
AUTOMOBILES — 1.5%
Toyota Motor Corp. ADR (b)	4,560	844,968
BUILDING PRODUCTS — 9.1%
Allegion PLC	6,281	831,856
Carrier Global Corp.	22,505	1,220,671
Johnson Controls International PLC	15,969	1,298,440
Resideo Technologies, Inc. (a)	47,608	1,239,236
View, Inc. (a)	129,221	505,254
		5,095,457
COMMERCIAL SERVICES & SUPPLIES — 3.5%
ADT, Inc.	146,673	1,233,520
Tetra Tech, Inc.	4,408	748,478
		1,981,998
COMMUNICATIONS EQUIPMENT — 1.6%
Nokia Oyj ADR (a)	141,994	883,203
CONSTRUCTION & ENGINEERING — 1.6%
NV5 Global, Inc. (a)	6,467	893,222
DIVERSIFIED CONSUMER SERVICES — 1.4%
Vivint Smart Home, Inc. (a)	77,116	754,194
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
BCE, Inc.	16,026	833,993
ELECTRIC UTILITIES — 0.4%
Korea Electric Power Corp. ADR (b)	25,051	228,966
ELECTRICAL EQUIPMENT — 16.9%
ABB, Ltd. ADR (b)	22,611	863,062
Acuity Brands, Inc.	6,290	1,331,719
AMETEK, Inc.	5,899	867,389
Beam Global (a)	41,695	775,527
See accompanying notes to financial statements.
17

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Blink Charging Co. (a) (b)	37,086	$ 983,150
Bloom Energy Corp. Class A (a) (b)	50,265	1,102,311
ChargePoint Holdings, Inc. (a) (b)	60,543	1,153,344
Hubbell, Inc.	3,981	829,123
Nuvve Holding Corp. (a)	25,430	338,727
Stem, Inc. (a) (b)	64,509	1,223,736
		9,468,088
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 9.0%
Badger Meter, Inc.	11,468	1,222,030
Itron, Inc. (a)	19,511	1,336,894
Luna Innovations, Inc. (a)	23,881	201,556
MicroVision, Inc. (a) (b)	116,213	582,227
TE Connectivity, Ltd.	5,237	844,938
Teledyne Technologies, Inc. (a)	1,914	836,207
		5,023,852
HOUSEHOLD DURABLES — 1.6%
Snap One Holdings Corp. (a)	22,270	469,452
Universal Electronics, Inc. (a)	10,959	446,579
		916,031
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 2.1%
Atlantica Sustainable Infrastructure PLC	33,060	1,182,226
INDUSTRIAL CONGLOMERATES — 3.9%
Honeywell International, Inc.	6,207	1,294,222
Roper Technologies, Inc.	1,763	867,149
		2,161,371
INTERACTIVE MEDIA & SERVICES — 1.5%
Baidu, Inc. ADR (a)	5,587	831,290
MACHINERY — 13.4%
Energy Recovery, Inc. (a)	56,707	1,218,633
Evoqua Water Technologies Corp. (a)	26,696	1,248,038
Ideanomics, Inc. (a) (b)	513,634	616,361
Mueller Water Products, Inc. Class A	58,269	839,074
Pentair PLC	17,002	1,241,656
Proterra, Inc. (a)	122,486	1,081,551
Xylem, Inc.	10,231	1,226,902
		7,472,215
See accompanying notes to financial statements.
18

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
MULTI-UTILITIES — 1.6%
National Grid PLC ADR	12,100	$ 875,072
OIL, GAS & CONSUMABLE FUELS — 3.0%
Royal Dutch Shell PLC Class A ADR	18,657	809,714
Suncor Energy, Inc.	33,579	840,482
		1,650,196
PROFESSIONAL SERVICES — 2.1%
Rekor Systems, Inc. (a) (b)	181,455	1,188,530
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.5%
ON Semiconductor Corp. (a)	12,953	879,768
Qorvo, Inc. (a)	7,871	1,230,946
Silicon Laboratories, Inc. (a)	6,203	1,280,423
STMicroelectronics NV (b)	16,936	827,831
		4,218,968
SOFTWARE — 5.7%
Alarm.com Holdings, Inc. (a)	15,154	1,285,211
Latch, Inc. (a)	151,573	1,147,408
Veritone, Inc. (a) (b)	34,526	776,144
		3,208,763
SPECIALTY RETAIL — 1.9%
EVgo, Inc. (a) (b)	104,370	1,037,438
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.5%
Logitech International SA (b)	10,094	832,553
TRADING COMPANIES & DISTRIBUTORS — 1.6%
Core & Main, Inc. Class A (a)	29,664	900,006
WIRELESS TELECOMMUNICATION SERVICES — 1.5%
Rogers Communications, Inc. Class B	17,952	855,054
TOTAL COMMON STOCKS (Cost $56,761,409)		55,817,786
SHORT-TERM INVESTMENTS — 9.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	77,005	77,013
See accompanying notes to financial statements.
19

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	5,044,606	$ 5,044,606
TOTAL SHORT-TERM INVESTMENTS (Cost $5,121,619)		5,121,619
TOTAL INVESTMENTS — 108.9% (Cost $61,883,028)		60,939,405
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.9)%		(5,005,014)
NET ASSETS — 100.0%		$ 55,934,391
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$55,817,786	$—	$—	$55,817,786
Short-Term Investments	5,121,619	—	—	5,121,619
TOTAL INVESTMENTS	$60,939,405	$—	$—	$60,939,405
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	21,837	$ 21,844	$ 433,802	$ 378,626	$ (7)	$—	77,005	$ 77,013	$ —
State Street Navigator Securities Lending Portfolio II	5,646,547	5,646,547	26,219,286	26,821,227	—	—	5,044,606	5,044,606	55,555
Total		$5,668,391	$26,653,088	$27,199,853	$ (7)	$—		$5,121,619	$55,555
See accompanying notes to financial statements.
20

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 4.8%
Aerojet Rocketdyne Holdings, Inc.	51,323	$ 2,399,863
AeroVironment, Inc. (a)	20,337	1,261,504
Astra Space, Inc. (a) (b)	228,481	1,583,373
Boeing Co. (a)	16,024	3,225,952
BWX Technologies, Inc.	26,659	1,276,433
Elbit Systems, Ltd. (b)	90,904	15,829,113
Embraer SA ADR (a) (b)	363,586	6,453,651
General Dynamics Corp.	7,294	1,520,580
HEICO Corp.	21,669	3,125,103
Hexcel Corp. (a)	37,360	1,935,248
Huntington Ingalls Industries, Inc.	4,777	892,057
Kratos Defense & Security Solutions, Inc. (a)	293,591	5,695,665
L3Harris Technologies, Inc.	14,090	3,004,552
Lockheed Martin Corp.	32,341	11,494,315
Maxar Technologies, Inc.	66,765	1,971,570
Mercury Systems, Inc. (a)	17,981	990,034
Moog, Inc. Class A	27,855	2,255,419
Northrop Grumman Corp.	23,680	9,165,818
Parsons Corp. (a)	273,088	9,189,411
RADA Electronic Industries, Ltd. (a)	312,106	2,940,039
Raytheon Technologies Corp.	24,509	2,109,245
Textron, Inc.	18,363	1,417,624
TransDigm Group, Inc. (a)	2,249	1,430,994
Vectrus, Inc. (a)	106,587	4,878,487
Virgin Galactic Holdings, Inc. (a)	103,862	1,389,674
		97,435,724
AIRLINES — 0.4%
Blade Air Mobility, Inc. (a) (b)	900,730	7,953,446
AUTO COMPONENTS — 2.8%
American Axle & Manufacturing Holdings, Inc. (a)	214,129	1,997,824
Aptiv PLC (a)	32,838	5,416,628
BorgWarner, Inc.	45,902	2,068,803
Dana, Inc.	93,340	2,130,019
Foresight Autonomous Holdings, Ltd. ADR (a) (b)	1,708,019	2,903,632
Garrett Motion, Inc. (a)	286,702	2,302,217
Gentherm, Inc. (a)	27,827	2,418,166
Kandi Technologies Group, Inc. (a) (b)	427,342	1,371,768
Lear Corp.	54,356	9,944,430
Luminar Technologies, Inc. (a) (b)	327,295	5,534,559
See accompanying notes to financial statements.
21

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Modine Manufacturing Co. (a)	140,048	$ 1,413,084
Veoneer, Inc. (a) (b)	172,717	6,127,999
Visteon Corp. (a)	129,384	14,379,738
		58,008,867
AUTOMOBILES — 4.6%
ElectraMeccanica Vehicles Corp. (a) (b)	539,043	1,229,018
Electric Last Mile Solutions I (a) (b)	262,932	1,848,412
Fisker, Inc. (a)	119,839	1,885,067
Ford Motor Co.	713,908	14,827,869
General Motors Co. (a)	129,243	7,577,517
Honda Motor Co., Ltd. ADR (b)	72,728	2,069,112
Li Auto, Inc. ADR (a)	183,821	5,900,654
Lordstown Motors Corp. Class A (a) (b)	351,180	1,211,571
NIO, Inc. ADR (a)	177,573	5,625,513
Niu Technologies ADR (a) (b)	339,754	5,473,437
Stellantis NV (b)	390,261	7,321,296
Tata Motors, Ltd. ADR (a) (b)	47,948	1,538,651
Tesla, Inc. (a)	10,756	11,366,726
Toyota Motor Corp. ADR (b)	82,693	15,323,013
Workhorse Group, Inc. (a) (b)	489,102	2,132,485
XPeng, Inc. ADR (a)	159,673	8,036,342
		93,366,683
BANKS — 0.8%
Banco BBVA Argentina SA ADR (a) (b)	132,889	418,600
Banco Bradesco SA ADR	124,935	427,278
Banco Santander Brasil SA (b)	76,921	413,066
Banco Santander SA ADR	1,859,219	6,116,831
Grupo Financiero Galicia SA ADR (b)	44,180	419,268
Grupo Supervielle SA ADR (b)	132,681	258,728
ICICI Bank, Ltd. ADR	21,767	430,769
ING Groep NV ADR (b)	578,719	8,055,768
Intercorp Financial Services, Inc. (b)	13,775	363,384
		16,903,692
BIOTECHNOLOGY — 3.2%
2seventy bio, Inc. (a)	27,776	711,899
4D Molecular Therapeutics, Inc. (a)	50,529	1,108,606
Adaptimmune Therapeutics PLC ADR (a)	266,929	1,000,984
Allogene Therapeutics, Inc. (a)	61,291	914,462
Alnylam Pharmaceuticals, Inc. (a)	6,436	1,091,417
Amicus Therapeutics, Inc. (a)	96,620	1,115,961
See accompanying notes to financial statements.
22

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Arcturus Therapeutics Holdings, Inc. (a)	29,599	$ 1,095,459
Arrowhead Pharmaceuticals, Inc. (a)	15,296	1,014,125
Atara Biotherapeutics, Inc. (a)	64,989	1,024,227
Biogen, Inc. (a)	4,397	1,054,928
BioMarin Pharmaceutical, Inc. (a)	10,139	895,781
BioNTech SE ADR (a)	5,076	1,308,593
Bluebird Bio, Inc. (a)	108,312	1,082,037
CareDx, Inc. (a)	16,372	744,599
Caribou Biosciences, Inc. (a)	52,321	789,524
Cellectis SA ADR (a)	115,264	935,944
Clene, Inc. (a) (b)	486,701	1,995,474
Collplant Biotechnologies, Ltd. (a) (b)	212,560	3,477,482
Collplant Biotechnologies, Ltd. ADR (a)	900	14,724
CRISPR Therapeutics AG (a) (b)	12,659	959,299
CureVac NV (a) (b)	29,983	1,028,717
Editas Medicine, Inc. (a) (b)	28,459	755,586
Fate Therapeutics, Inc. (a)	18,506	1,082,786
Gilead Sciences, Inc.	17,476	1,268,932
Grifols SA ADR (b)	212,290	2,384,017
Gritstone bio, Inc. (a)	75,240	967,586
Ideaya Biosciences, Inc. (a)	35,786	845,981
Immatics NV (a)	91,517	1,229,988
ImmunityBio, Inc. (a)	168,382	1,023,763
Inovio Pharmaceuticals, Inc. (a) (b)	153,305	764,992
Intellia Therapeutics, Inc. (a)	7,633	902,526
Ionis Pharmaceuticals, Inc. (a)	22,865	695,782
Iovance Biotherapeutics, Inc. (a)	54,620	1,042,696
Krystal Biotech, Inc. (a)	21,162	1,480,282
Legend Biotech Corp. ADR (a)	18,721	872,586
Ligand Pharmaceuticals, Inc. (a)	5,433	839,181
MeiraGTx Holdings PLC (a)	50,088	1,189,089
Merus NV (a) (b)	38,225	1,215,555
Moderna, Inc. (a)	5,082	1,290,726
Natera, Inc. (a)	6,670	622,911
Novavax, Inc. (a) (b)	5,515	789,031
OPKO Health, Inc. (a) (b)	174,038	837,123
Precigen, Inc. (a)	280,140	1,039,319
Precision BioSciences, Inc. (a)	116,979	865,645
ProQR Therapeutics NV (a) (b)	140,736	1,127,295
Recursion Pharmaceuticals, Inc. Class A (a)	55,253	946,484
Regeneron Pharmaceuticals, Inc. (a)	1,318	832,343
REGENXBIO, Inc. (a)	34,676	1,133,905
See accompanying notes to financial statements.
23

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Repare Therapeutics, Inc. (a) (b)	40,397	$ 851,973
Rocket Pharmaceuticals, Inc. (a) (b)	39,386	859,796
Rubius Therapeutics, Inc. (a)	79,089	765,582
Sangamo Therapeutics, Inc. (a)	118,389	887,917
Sarepta Therapeutics, Inc. (a)	13,403	1,206,940
Seagen, Inc. (a)	4,878	754,139
Taysha Gene Therapies, Inc. (a) (b)	76,325	889,186
Twist Bioscience Corp. (a)	9,556	739,539
Ultragenyx Pharmaceutical, Inc. (a)	14,389	1,209,971
uniQure NV (a)	37,559	778,974
Vericel Corp. (a) (b)	24,428	960,020
Vertex Pharmaceuticals, Inc. (a)	4,740	1,040,904
Vir Biotechnology, Inc. (a)	39,585	1,657,424
Xencor, Inc. (a)	31,545	1,265,585
		65,278,302
BUILDING PRODUCTS — 0.7%
Allegion PLC	13,944	1,846,743
Carrier Global Corp.	52,379	2,841,037
Griffon Corp.	127,002	3,617,017
Johnson Controls International PLC	36,977	3,006,600
Resideo Technologies, Inc. (a)	101,967	2,654,201
View, Inc. (a)	305,017	1,192,617
		15,158,215
CAPITAL MARKETS — 0.8%
BlackRock, Inc.	2,655	2,430,812
Charles Schwab Corp.	29,625	2,491,462
Coinbase Global, Inc. Class A (a)	29,794	7,519,112
Open Lending Corp. Class A (a)	125,791	2,827,782
Robinhood Markets, Inc. Class A (a) (b)	74,541	1,323,848
		16,593,016
CHEMICALS — 0.4%
Cabot Corp.	74,100	4,164,420
Corteva, Inc.	23,368	1,104,839
Huntsman Corp.	111,827	3,900,526
		9,169,785
COMMERCIAL SERVICES & SUPPLIES — 0.2%
ADT, Inc.	301,477	2,535,421
Tetra Tech, Inc.	13,592	2,307,922
		4,843,343
See accompanying notes to financial statements.
24

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMUNICATIONS EQUIPMENT — 2.5%
CalAmp Corp. (a)	406,384	$ 2,869,071
Cisco Systems, Inc.	251,983	15,968,163
F5, Inc. (a)	21,206	5,189,320
Gilat Satellite Networks, Ltd. (b)	114,862	812,074
Ituran Location & Control, Ltd.	117,402	3,131,111
Juniper Networks, Inc.	150,696	5,381,354
NetScout Systems, Inc. (a)	138,120	4,569,010
Nokia Oyj ADR (a)	423,148	2,631,981
Radware, Ltd. (a)	134,738	5,610,490
Viasat, Inc. (a)	86,573	3,855,962
		50,018,536
CONSTRUCTION & ENGINEERING — 0.9%
Arcosa, Inc.	82,334	4,339,002
NV5 Global, Inc. (a)	22,725	3,138,777
ReneSola, Ltd. ADR (a) (b)	1,168,471	6,964,087
Valmont Industries, Inc.	14,091	3,529,795
		17,971,661
CONSUMER FINANCE — 1.0%
Ally Financial, Inc.	77,345	3,682,395
FinVolution Group ADR (b)	589,674	2,907,093
Green Dot Corp. Class A (a)	15,236	552,153
LendingClub Corp. (a)	87,797	2,122,932
LexinFintech Holdings, Ltd. ADR (a)	612,690	2,364,983
Lufax Holding, Ltd. ADR (a) (b)	338,678	1,906,757
Oportun Financial Corp. (a)	72,341	1,464,905
Qudian, Inc. ADR (a) (b)	877,261	850,154
SoFi Technologies, Inc. (a) (b)	129,735	2,051,110
Upstart Holdings, Inc. (a)	15,347	2,322,001
		20,224,483
CONTAINERS & PACKAGING — 0.1%
Ball Corp.	15,974	1,537,817
DIVERSIFIED CONSUMER SERVICES — 0.2%
Afya, Ltd. Class A (a) (b)	53,078	833,855
Vivint Smart Home, Inc. (a)	236,366	2,311,660
		3,145,515
DIVERSIFIED FINANCIAL SERVICES — 0.3%
ORIX Corp. ADR	54,947	5,592,506
See accompanying notes to financial statements.
25

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
BCE, Inc. (b)	35,802	$ 1,863,136
Consolidated Communications Holdings, Inc. (a)	998,686	7,470,171
IDT Corp. Class B (a)	252,579	11,153,889
Iridium Communications, Inc. (a)	72,377	2,988,446
Ooma, Inc. (a)	236,416	4,832,343
		28,307,985
ELECTRIC UTILITIES — 1.7%
ALLETE, Inc.	82,288	5,459,809
Avangrid, Inc. (b)	102,687	5,122,028
Centrais Eletricas Brasileiras SA ADR (b)	861,876	5,248,825
Cia Paranaense de Energia ADR	836,882	4,711,648
Enel Americas SA ADR (b)	960,554	5,225,414
Enel Chile SA ADR (b)	770,175	1,394,017
Korea Electric Power Corp. ADR (b)	181,225	1,656,396
NextEra Energy, Inc.	58,954	5,503,945
		34,322,082
ELECTRICAL EQUIPMENT — 5.5%
ABB, Ltd. ADR (b)	428,211	16,344,814
Acuity Brands, Inc.	12,940	2,739,657
Advent Technologies Holdings, Inc. (a) (b)	627,414	4,398,172
American Superconductor Corp. (a)	326,158	3,548,599
AMETEK, Inc.	27,782	4,085,065
Array Technologies, Inc. (a)	189,433	2,972,204
Ballard Power Systems, Inc. (a) (b)	394,356	4,953,111
Beam Global (a) (b)	94,739	1,762,145
BitNile Holdings, Inc. (a) (b)	666,335	792,939
Blink Charging Co. (a) (b)	382,820	10,148,558
Bloom Energy Corp. Class A (a) (b)	125,845	2,759,781
CBAK Energy Technology, Inc. (a) (b)	847,993	1,322,869
ChargePoint Holdings, Inc. (a) (b)	161,647	3,079,375
Emerson Electric Co.	79,379	7,379,866
Eos Energy Enterprises, Inc. (a) (b)	480,302	3,611,871
FTC Solar, Inc. (a) (b)	473,154	3,577,044
FuelCell Energy, Inc. (a) (b)	500,679	2,603,531
Hubbell, Inc.	11,839	2,465,709
Nuvve Holding Corp. (a) (b)	144,793	1,928,643
Ocean Power Technologies, Inc. (a) (b)	2,430,455	3,597,073
Plug Power, Inc. (a) (b)	162,734	4,593,981
Rockwell Automation, Inc.	22,889	7,984,828
Romeo Power, Inc. (a) (b)	432,428	1,578,362
See accompanying notes to financial statements.
26

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Sensata Technologies Holding PLC (a)	25,822	$ 1,592,959
Shoals Technologies Group, Inc. Class A (a) (b)	144,146	3,502,748
Stem, Inc. (a) (b)	140,247	2,660,486
Sunrun, Inc. (a) (b)	84,380	2,894,234
TPI Composites, Inc. (a)	220,387	3,296,989
		112,175,613
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.8%
908 Devices, Inc. (a)	143,376	3,709,137
Aeva Technologies, Inc. (a) (b)	691,615	5,228,609
Amphenol Corp. Class A	18,152	1,587,574
Badger Meter, Inc.	34,299	3,654,902
Cognex Corp.	83,887	6,523,053
FARO Technologies, Inc. (a)	59,179	4,143,714
Hollysys Automation Technologies, Ltd. (a) (b)	326,428	4,596,106
II-VI, Inc. (a) (b)	20,926	1,429,874
Innoviz Technologies, Ltd. (a) (b)	1,177,543	7,465,623
IPG Photonics Corp. (a)	15,186	2,614,118
Itron, Inc. (a)	46,674	3,198,103
Luna Innovations, Inc. (a)	158,132	1,334,634
MicroVision, Inc. (a) (b)	732,207	3,668,357
OSI Systems, Inc. (a)	64,325	5,995,090
Ouster, Inc. (a) (b)	1,715,412	8,920,142
Sanmina Corp. (a)	154,717	6,414,567
Soluna Holdings, Inc. (a) (b)	143,836	1,547,675
TE Connectivity, Ltd.	11,844	1,910,911
Teledyne Technologies, Inc. (a)	44,309	19,358,159
Trimble, Inc. (a)	107,691	9,389,578
TTM Technologies, Inc. (a)	102,406	1,525,849
Velodyne Lidar, Inc. (a) (b)	859,662	3,988,832
Vontier Corp.	289,517	8,896,857
Wrap Technologies, Inc. (a) (b)	276,854	1,088,036
Zepp Health Corp. ADR (a)	153,039	772,847
		118,962,347
ENERGY EQUIPMENT & SERVICES — 0.2%
Aspen Aerogels, Inc. (a)	38,572	1,920,500
Oceaneering International, Inc. (a)	198,232	2,242,004
TechnipFMC PLC (a)	125,259	741,533
		4,904,037
ENTERTAINMENT — 0.6%
Activision Blizzard, Inc.	11,139	741,078
See accompanying notes to financial statements.
27

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Bilibili, Inc. ADR (a) (b)	12,892	$ 598,189
DouYu International Holdings, Ltd. ADR (a)	292,215	771,448
Electronic Arts, Inc.	5,494	724,659
Gravity Co., Ltd. ADR (a) (b)	5,711	389,033
iQIYI, Inc. ADR (a)	82,293	375,256
NetEase, Inc. ADR	13,969	1,421,765
ROBLOX Corp. (a) (b)	11,785	1,215,740
Sea, Ltd. ADR (a)	4,343	971,572
Skillz, Inc. (a) (b)	56,183	418,001
Tencent Music Entertainment Group ADR (a)	119,624	819,424
The9, Ltd. ADR (a) (b)	565,891	3,791,470
Zynga, Inc. Class A (a)	142,002	908,813
		13,146,448
GAS UTILITIES — 0.3%
New Jersey Resources Corp.	132,651	5,446,650
HEALTH CARE EQUIPMENT & SUPPLIES — 6.0%
Abbott Laboratories	41,461	5,835,221
Accelerate Diagnostics, Inc. (a) (b)	449,316	2,345,430
Accuray, Inc. (a)	674,014	3,215,047
AngioDynamics, Inc. (a)	149,004	4,109,530
Asensus Surgical, Inc. (a) (b)	2,278,118	2,528,711
Boston Scientific Corp. (a)	121,099	5,144,285
Brainsway, Ltd. ADR (a) (b)	156,763	1,205,507
Butterfly Network, Inc. (a) (b)	121,755	814,541
Conformis, Inc. (a) (b)	2,651,728	2,019,026
CONMED Corp.	16,699	2,367,250
CVRx, Inc. (a)	130,037	1,590,352
DarioHealth Corp. (a) (b)	73,972	959,417
DexCom, Inc. (a)	15,234	8,179,896
Globus Medical, Inc. Class A (a)	54,318	3,921,760
Intuitive Surgical, Inc. (a)	12,993	4,668,385
iRhythm Technologies, Inc. (a)	99,911	11,758,526
Koninklijke Philips NV	128,173	4,723,175
Masimo Corp. (a)	36,924	10,810,609
Medtronic PLC	70,026	7,244,190
Penumbra, Inc. (a)	17,048	4,898,231
ResMed, Inc.	4,411	1,148,977
Sight Sciences, Inc. (a)	330,573	5,808,168
SmileDirectClub, Inc. (a) (b)	304,343	715,206
Smith & Nephew PLC ADR	221,500	7,668,330
Stereotaxis, Inc. (a)	314,837	1,951,989
See accompanying notes to financial statements.
28

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Stryker Corp.	15,018	$ 4,016,114
Surgalign Holdings, Inc. (a) (b)	5,445,453	3,901,123
Vapotherm, Inc. (a) (b)	39,850	825,293
Varex Imaging Corp. (a)	220,651	6,961,539
		121,335,828
HEALTH CARE PROVIDERS & SERVICES — 0.6%
1Life Healthcare, Inc. (a)	52,287	918,683
CorVel Corp. (a)	3,894	809,952
HealthEquity, Inc. (a)	49,446	2,187,491
Hims & Hers Health, Inc. (a)	148,571	973,140
McKesson Corp.	11,129	2,766,335
MEDNAX, Inc. (a)	27,885	758,751
Premier, Inc. Class A	18,954	780,336
Privia Health Group, Inc. (a)	36,486	943,893
Quest Diagnostics, Inc.	5,151	891,174
Talkspace, Inc. (a)	523,638	1,031,567
		12,061,322
HEALTH CARE TECHNOLOGY — 1.2%
Allscripts Healthcare Solutions, Inc. (a)	43,390	800,545
American Well Corp. Class A (a)	145,857	880,976
Castlight Health, Inc. Class B (a)	267,356	411,728
Cerner Corp.	10,121	939,937
Change Healthcare, Inc. (a)	57,779	1,235,315
Evolent Health, Inc. Class A (a)	24,175	668,922
GoodRx Holdings, Inc. Class A (a) (b)	27,679	904,550
Health Catalyst, Inc. (a)	24,167	957,497
NextGen Healthcare, Inc. (a)	44,443	790,641
Omnicell, Inc. (a)	28,374	5,119,805
OptimizeRx Corp. (a)	16,296	1,012,145
Sharecare, Inc. (a) (b)	193,009	866,610
Simulations Plus, Inc. (b)	162,842	7,702,427
Tabula Rasa HealthCare, Inc. (a)	88,251	1,323,765
Teladoc Health, Inc. (a)	8,983	824,819
UpHealth, Inc. (a) (b)	338,266	757,716
		25,197,398
HOUSEHOLD DURABLES — 1.5%
Garmin, Ltd.	70,984	9,665,891
iRobot Corp. (a)	44,670	2,942,860
Snap One Holdings Corp. (a)	112,427	2,369,961
Sony Group Corp. ADR (b)	6,119	773,442
See accompanying notes to financial statements.
29

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Universal Electronics, Inc. (a)	28,861	$ 1,176,086
Vuzix Corp. (a) (b)	1,606,487	13,928,242
		30,856,482
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.8%
AES Corp.	206,820	5,025,726
Atlantica Sustainable Infrastructure PLC (b)	223,871	8,005,627
Azure Power Global, Ltd. (a) (b)	340,237	6,175,302
Montauk Renewables, Inc. (a)	171,391	1,756,758
Ormat Technologies, Inc. (b)	127,162	10,083,947
Sunnova Energy International, Inc. (a)	126,057	3,519,511
TransAlta Corp.	130,861	1,455,174
		36,022,045
INDUSTRIAL CONGLOMERATES — 0.7%
General Electric Co.	46,306	4,374,528
Honeywell International, Inc.	33,830	7,053,893
Roper Technologies, Inc.	5,040	2,478,974
		13,907,395
INSURANCE — 0.6%
Allstate Corp.	21,975	2,585,359
Bright Health Group, Inc. (a)	168,724	580,410
Mercury General Corp.	47,028	2,495,306
MetroMile, Inc. (a)	1,298,048	2,842,725
Oscar Health, Inc. Class A (a) (b)	100,930	792,300
Progressive Corp.	27,517	2,824,620
Prudential PLC ADR	18,918	651,347
		12,772,067
INTERACTIVE MEDIA & SERVICES — 2.2%
Alphabet, Inc. Class C (a)	3,401	9,841,100
Baidu, Inc. ADR (a)	38,388	5,711,751
Bumble, Inc. Class A (a)	17,480	591,873
Hello Group, Inc. ADR	73,780	662,544
JOYY, Inc. ADR (b)	18,138	824,009
Match Group, Inc. (a)	6,354	840,317
Meta Platforms, Inc. Class A (a)	25,425	8,551,699
Snap, Inc. Class A (a)	97,843	4,601,556
Sohu.com, Ltd. ADR (a) (b)	33,320	542,450
Twitter, Inc. (a)	18,329	792,179
Vimeo, Inc. (a)	42,473	762,815
Weibo Corp. ADR (a) (b)	24,245	751,110
Yandex NV Class A (a) (b)	173,621	10,504,070
See accompanying notes to financial statements.
30

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Yelp, Inc. (a)	24,713	$ 895,599
		45,873,072
INTERNET & DIRECT MARKETING RETAIL — 0.5%
Alibaba Group Holding, Ltd. ADR (a)	49,535	5,884,263
Jumia Technologies AG ADR (a)	36,027	410,708
MercadoLibre, Inc. (a)	403	543,405
Overstock.com, Inc. (a) (b)	60,293	3,557,890
		10,396,266
IT SERVICES — 2.2%
Akamai Technologies, Inc. (a)	43,985	5,148,004
Block, Inc. (a)	2,765	446,575
Cloudflare, Inc. Class A (a)	24,017	3,158,235
Evo Payments, Inc. Class A (a)	20,404	522,342
ExlService Holdings, Inc. (a)	5,539	801,881
Fidelity National Information Services, Inc.	5,971	651,735
Fiserv, Inc. (a)	6,506	675,258
Flywire Corp. (a)	14,816	563,897
GreenBox POS (a) (b)	503,393	2,114,251
I3 Verticals, Inc. Class A (a)	26,346	600,425
Limelight Networks, Inc. (a)	1,352,072	4,637,607
Marqeta, Inc. Class A (a)	26,656	457,684
Mastercard, Inc. Class A	8,023	2,882,824
Pagseguro Digital, Ltd. Class A (a) (b)	89,063	2,335,232
Paya Holdings, Inc. (a)	79,429	503,580
Paymentus Holdings, Inc. Class A (a)	20,086	702,608
Payoneer Global, Inc. (a)	54,622	401,472
PayPal Holdings, Inc. (a)	3,170	597,799
Paysafe, Ltd. (a) (b)	908,618	3,552,696
QIWI PLC ADR (b)	77,216	616,184
Repay Holdings Corp. (a) (b)	31,601	577,350
Shift4 Payments, Inc. Class A (a)	9,790	567,135
Shopify, Inc. Class A (a)	370	509,634
Twilio, Inc. Class A (a)	39,380	10,370,329
Visa, Inc. Class A	3,150	682,637
		44,077,374
LIFE SCIENCES TOOLS & SERVICES — 3.4%
AbCellera Biologics, Inc. (a) (b)	54,266	776,004
Agilent Technologies, Inc.	15,316	2,445,199
Berkeley Lights, Inc. (a) (b)	47,946	871,658
Bionano Genomics, Inc. (a) (b)	1,766,902	5,283,037
See accompanying notes to financial statements.
31

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Bio-Techne Corp.	1,685	$ 871,718
Bruker Corp.	244,748	20,536,805
Charles River Laboratories International, Inc. (a)	8,839	3,330,358
Codexis, Inc. (a)	30,371	949,701
Danaher Corp.	14,007	4,608,443
Inotiv, Inc. (a) (b)	39,423	1,658,526
Maravai LifeSciences Holdings, Inc. Class A (a)	30,749	1,288,383
Mettler-Toledo International, Inc. (a)	1,598	2,712,142
Pacific Biosciences of California, Inc. (a) (b)	304,119	6,222,275
PerkinElmer, Inc.	13,388	2,691,791
Rapid Micro Biosystems, Inc. Class A (a)	226,303	2,407,864
Seer, Inc. (a) (b)	273,987	6,249,644
Thermo Fisher Scientific, Inc.	8,335	5,561,445
		68,464,993
MACHINERY — 3.9%
AgEagle Aerial Systems, Inc. (a) (b)	502,055	788,226
Allison Transmission Holdings, Inc.	65,700	2,388,195
Barnes Group, Inc.	90,049	4,195,383
Blue Bird Corp. (a)	75,831	1,185,997
Cummins, Inc.	9,427	2,056,406
Desktop Metal, Inc. Class A (a) (b)	379,801	1,880,015
Dover Corp.	42,497	7,717,455
Energy Recovery, Inc. (a)	173,846	3,735,951
ESCO Technologies, Inc.	16,300	1,466,837
Evoqua Water Technologies Corp. (a)	87,170	4,075,197
Fortive Corp.	18,538	1,414,264
GreenPower Motor Co., Inc. (a) (b)	98,729	935,951
Hyliion Holdings Corp. (a) (b)	247,042	1,531,660
Hyster-Yale Materials Handling, Inc.	139,368	5,728,025
Hyzon Motors, Inc. (a) (b)	333,542	2,164,688
Ideanomics, Inc. (a) (b)	1,045,403	1,254,484
John Bean Technologies Corp.	23,697	3,638,911
Lightning eMotors, Inc. (a) (b)	241,355	1,450,544
Lincoln Electric Holdings, Inc.	28,252	3,940,306
Luxfer Holdings PLC	71,304	1,376,880
Markforged Holding Corp. (a) (b)	424,559	2,279,882
Meritor, Inc. (a)	61,795	1,531,280
Mueller Water Products, Inc. Class A	144,740	2,084,256
Nikola Corp. (a) (b)	133,188	1,314,566
PACCAR, Inc.	16,483	1,454,790
Pentair PLC	50,373	3,678,740
Proterra, Inc. (a) (b)	478,376	4,224,060
See accompanying notes to financial statements.
32

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Proto Labs, Inc. (a)	49,898	$ 2,562,262
SPX Corp. (a)	39,096	2,333,249
Standex International Corp.	12,398	1,371,963
Xylem, Inc.	28,335	3,397,933
		79,158,356
METALS & MINING — 0.4%
Allegheny Technologies, Inc. (a)	122,965	1,958,832
ArcelorMittal SA (b)	45,603	1,451,544
Carpenter Technology Corp.	88,651	2,587,723
Kaiser Aluminum Corp.	19,809	1,860,857
		7,858,956
MULTI-UTILITIES — 0.7%
Algonquin Power & Utilities Corp. (b)	361,473	5,223,285
Consolidated Edison, Inc.	67,454	5,755,175
National Grid PLC ADR	37,551	2,715,688
		13,694,148
OIL, GAS & CONSUMABLE FUELS — 0.5%
Enbridge, Inc.	128,222	5,010,916
Royal Dutch Shell PLC Class A ADR	54,495	2,365,083
Suncor Energy, Inc. (b)	91,842	2,298,805
Ultrapar Participacoes SA ADR (b)	259,715	685,648
		10,360,452
PHARMACEUTICALS — 0.4%
ATAI Life Sciences NV (a)	64,516	492,257
Bristol-Myers Squibb Co.	14,815	923,715
Catalent, Inc. (a)	8,938	1,144,332
Fulcrum Therapeutics, Inc. (a)	61,697	1,091,420
Novartis AG ADR	10,736	939,078
Novo Nordisk A/S ADR	9,906	1,109,472
Pacira BioSciences, Inc. (a)	14,258	857,904
Sanofi ADR	17,506	877,051
		7,435,229
PROFESSIONAL SERVICES — 2.0%
ASGN, Inc. (a)	36,907	4,554,324
Jacobs Engineering Group, Inc.	78,437	10,920,784
KBR, Inc.	32,700	1,557,174
Leidos Holdings, Inc.	141,098	12,543,612
ManTech International Corp. Class A	58,528	4,268,447
Rekor Systems, Inc. (a) (b)	257,287	1,685,230
See accompanying notes to financial statements.
33

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Science Applications International Corp.	16,409	$ 1,371,628
SOS, Ltd. (a) (b)	4,768,164	3,920,384
		40,821,583
ROAD & RAIL — 1.7%
Avis Budget Group, Inc. (a)	38,068	7,894,161
HyreCar, Inc. (a) (b)	1,292,810	6,089,135
Lyft, Inc. Class A (a)	187,172	7,997,860
TuSimple Holdings, Inc. Class A (a)	147,394	5,284,075
Uber Technologies, Inc. (a)	200,755	8,417,657
		35,682,888
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.4%
Advanced Micro Devices, Inc. (a)	31,245	4,496,155
Allegro MicroSystems, Inc. (a)	321,808	11,643,013
Ambarella, Inc. (a)	77,810	15,786,871
Analog Devices, Inc.	7,880	1,385,068
Applied Materials, Inc.	22,083	3,474,981
Azenta, Inc.	40,767	4,203,485
Broadcom, Inc.	8,394	5,585,452
Canadian Solar, Inc. (a) (b)	120,920	3,783,587
CyberOptics Corp. (a)	34,137	1,587,370
Daqo New Energy Corp. ADR (a)	67,013	2,701,964
eMagin Corp. (a) (b)	601,181	775,523
Enphase Energy, Inc. (a)	18,641	3,410,185
First Solar, Inc. (a)	46,636	4,064,794
Himax Technologies, Inc. ADR (b)	741,462	11,855,977
indie Semiconductor, Inc. Class A (a) (b)	412,607	4,947,158
Intel Corp.	80,733	4,157,749
JinkoSolar Holding Co., Ltd. ADR (a) (b)	76,298	3,506,656
KLA Corp.	21,543	9,265,860
Kopin Corp. (a) (b)	1,360,155	5,563,034
Maxeon Solar Technologies, Ltd. (a) (b)	263,533	3,663,109
Micron Technology, Inc.	60,148	5,602,786
NeoPhotonics Corp. (a)	290,321	4,462,234
NVE Corp.	33,822	2,310,043
NVIDIA Corp.	38,848	11,425,585
NXP Semiconductors NV	21,482	4,893,170
ON Semiconductor Corp. (a)	195,848	13,301,996
Qorvo, Inc. (a)	16,795	2,626,570
Silicon Laboratories, Inc. (a)	12,983	2,679,951
SolarEdge Technologies, Inc. (a)	17,147	4,810,934
STMicroelectronics NV (b)	219,141	10,711,612
See accompanying notes to financial statements.
34

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
SunPower Corp. (a)	164,560	$ 3,434,367
Synaptics, Inc. (a)	17,131	4,959,596
Teradyne, Inc.	25,763	4,213,023
Texas Instruments, Inc.	8,282	1,560,909
Tower Semiconductor, Ltd. (a)	136,676	5,423,304
Ultra Clean Holdings, Inc. (a)	65,128	3,735,742
		192,009,813
SOFTWARE — 16.4%
8x8, Inc. (a)	580,143	9,723,197
A10 Networks, Inc.	286,266	4,746,290
ACI Worldwide, Inc. (a)	18,211	631,922
Adobe, Inc. (a)	13,682	7,758,515
Agilysys, Inc. (a)	9,563	425,171
Alarm.com Holdings, Inc. (a)	30,519	2,588,316
Alteryx, Inc. Class A (a)	112,383	6,799,171
ANSYS, Inc. (a)	14,966	6,003,162
Asana, Inc. Class A (a)	86,872	6,476,308
Aspen Technology, Inc. (a)	50,266	7,650,485
Atlassian Corp. PLC Class A (a)	27,443	10,463,741
Autodesk, Inc. (a)	29,320	8,244,491
Avaya Holdings Corp. (a)	587,207	11,626,699
Bit Digital, Inc. (a) (b)	677,031	4,116,348
BIT Mining, Ltd. ADR (a) (b)	915,859	5,623,374
Blackbaud, Inc. (a)	44,068	3,480,491
BlackBerry, Ltd. (a) (b)	426,162	3,984,615
Box, Inc. Class A (a)	502,535	13,161,392
C3.ai, Inc. Class A (a)	89,485	2,796,406
Check Point Software Technologies, Ltd. (a)	41,337	4,818,241
Cognyte Software, Ltd. (a)	233,515	3,659,180
Crowdstrike Holdings, Inc. Class A (a)	16,330	3,343,568
CyberArk Software, Ltd. (a)	23,453	4,063,936
Dropbox, Inc. Class A (a)	428,278	10,509,942
Fortinet, Inc. (a)	13,526	4,861,244
Latch, Inc. (a)	257,457	1,948,949
Mandiant, Inc. (a)	256,489	4,498,817
Marathon Digital Holdings, Inc. (a) (b)	112,770	3,705,622
Materialise NV ADR (a) (b)	110,060	2,627,132
Mawson Infrastructure Group, Inc. (a)	151,132	1,002,005
McAfee Corp. Class A	228,576	5,894,975
Microsoft Corp.	43,995	14,796,398
Mimecast, Ltd. (a)	57,103	4,543,686
Nuance Communications, Inc. (a)	14,146	782,557
See accompanying notes to financial statements.
35

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
OneConnect Financial Technology Co., Ltd. (a)	2,011,638	$ 4,968,746
OneSpan, Inc. (a)	222,520	3,767,264
Palo Alto Networks, Inc. (a)	9,694	5,397,231
PTC, Inc. (a)	126,475	15,322,446
Q2 Holdings, Inc. (a)	4,757	377,896
Qualys, Inc. (a)	34,163	4,687,847
Rapid7, Inc. (a)	34,226	4,028,058
RingCentral, Inc. Class A (a)	51,236	9,599,065
Riot Blockchain, Inc. (a) (b)	188,619	4,211,862
salesforce.com, Inc. (a)	43,045	10,939,026
SAP SE ADR	32,158	4,505,657
SentinelOne, Inc. Class A (a)	66,594	3,362,331
Stronghold Digital Mining, Inc. Class A (a)	279,056	3,585,870
Telos Corp. (a)	392,585	6,053,661
Tenable Holdings, Inc. (a)	82,679	4,553,133
UiPath, Inc. Class A (a)	80,659	3,478,823
Unity Software, Inc. (a)	23,172	3,313,364
Varonis Systems, Inc. (a)	69,741	3,401,966
Veritone, Inc. (a) (b)	70,544	1,585,829
VMware, Inc. Class A	39,207	4,543,307
Vonage Holdings Corp. (a)	821,375	17,076,386
Workiva, Inc. (a)	77,898	10,164,910
Xperi Holding Corp.	212,756	4,023,216
Zoom Video Communications, Inc. Class A (a)	45,745	8,412,963
Zscaler, Inc. (a)	14,635	4,702,665
		333,419,868
SPECIALTY RETAIL — 0.2%
EVgo, Inc. (a) (b)	356,514	3,543,749
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.1%
3D Systems Corp. (a)	632,142	13,616,339
Apple, Inc.	66,531	11,813,910
Canaan, Inc. (a) (b)	659,792	3,397,929
Eastman Kodak Co. (a) (b)	295,589	1,383,356
Ebang International Holdings, Inc. Class A (a) (b)	4,567,038	4,704,049
HP, Inc.	94,018	3,541,658
Immersion Corp. (a)	581,256	3,318,972
Logitech International SA (b)	21,796	1,797,734
Nano Dimension, Ltd. ADR (a) (b)	2,162,694	8,218,237
Stratasys, Ltd. (a)	211,020	5,167,880
See accompanying notes to financial statements.
36

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Xerox Holdings Corp.	240,696	$ 5,449,357
		62,409,421
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Fossil Group, Inc. (a)	425,962	4,383,149
THRIFTS & MORTGAGE FINANCE — 0.3%
loanDepot, Inc. Class A (b)	562,995	2,702,376
Rocket Cos., Inc. Class A	241,088	3,375,232
		6,077,608
TOBACCO — 0.1%
22nd Century Group, Inc. (a) (b)	386,532	1,194,384
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	37,161	3,816,435
Core & Main, Inc. Class A (a)	86,298	2,618,281
		6,434,716
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Rogers Communications, Inc. Class B (b)	38,337	1,825,991
SK Telelcom Co., Ltd. ADR (b)	9,435	251,631
Turkcell Iletisim Hizmetleri A/S ADR (b)	598,533	2,148,734
Vodafone Group PLC ADR (b)	456,804	6,820,084
		11,046,440
TOTAL COMMON STOCKS (Cost $2,074,566,721)		2,036,961,755
SHORT-TERM INVESTMENT — 9.6%
State Street Navigator Securities Lending Portfolio II (c) (d) (Cost $194,956,416)	194,956,416	194,956,416
TOTAL INVESTMENTS — 109.6% (Cost $2,269,523,137)		2,231,918,171
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.6)%		(194,994,435)
NET ASSETS — 100.0%		$ 2,036,923,736
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
See accompanying notes to financial statements.
37

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,036,961,755	$—	$—	$2,036,961,755
Short-Term Investment	194,956,416	—	—	194,956,416
TOTAL INVESTMENTS	$2,231,918,171	$—	$—	$2,231,918,171
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,278,253	$ 1,278,637	$ 31,571,576	$ 32,849,931	$(282)	$—	—	$ —	$ 410
State Street Navigator Securities Lending Portfolio II	183,542,647	183,542,647	412,688,133	401,274,364	—	—	194,956,416	194,956,416	4,493,508
Total		$184,821,284	$444,259,709	$434,124,295	$(282)	$—		$194,956,416	$4,493,918
See accompanying notes to financial statements.
38

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 3.7%
HEICO Corp.	12,504	$ 1,803,327
Huntington Ingalls Industries, Inc.	9,698	1,811,004
Textron, Inc.	32,864	2,537,101
		6,151,432
AIRLINES — 1.5%
Blade Air Mobility, Inc. (a)	277,535	2,450,634
AUTO COMPONENTS — 16.7%
American Axle & Manufacturing Holdings, Inc. (a)	250,738	2,339,386
Aptiv PLC (a)	14,438	2,381,548
BorgWarner, Inc.	53,448	2,408,902
Dana, Inc.	106,121	2,421,681
Foresight Autonomous Holdings, Ltd. ADR (a) (b)	1,050,939	1,786,596
Garrett Motion, Inc. (a)	121,311	974,127
Gentherm, Inc. (a)	28,790	2,501,851
Kandi Technologies Group, Inc. (a) (b)	584,277	1,875,529
Lear Corp.	13,133	2,402,682
Luminar Technologies, Inc. (a) (b)	152,828	2,584,322
Modine Manufacturing Co. (a)	163,209	1,646,779
Veoneer, Inc. (a) (b)	69,690	2,472,601
Visteon Corp. (a)	21,080	2,342,831
		28,138,835
AUTOMOBILES — 20.5%
ElectraMeccanica Vehicles Corp. (a) (b)	860,708	1,962,414
Electric Last Mile Solutions I (a)	289,150	2,032,725
Fisker, Inc. (a)	130,942	2,059,718
Ford Motor Co.	124,666	2,589,313
General Motors Co. (a)	40,445	2,371,290
Honda Motor Co., Ltd. ADR (b)	86,868	2,471,395
Li Auto, Inc. ADR (a)	77,935	2,501,713
Lordstown Motors Corp. Class A (a) (b)	550,618	1,899,632
NIO, Inc. ADR (a)	70,438	2,231,476
Niu Technologies ADR (a) (b)	121,915	1,964,051
Stellantis NV (b)	95,991	1,800,791
Tata Motors, Ltd. ADR (a) (b)	55,818	1,791,200
Tesla, Inc. (a)	2,290	2,420,026
Toyota Motor Corp. ADR (b)	9,901	1,834,655
Workhorse Group, Inc. (a)	446,768	1,947,908
See accompanying notes to financial statements.
39

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
XPeng, Inc. ADR (a)	51,420	$ 2,587,969
		34,466,276
COMMUNICATIONS EQUIPMENT — 1.5%
CalAmp Corp. (a)	62,936	444,328
Gilat Satellite Networks, Ltd.	216,193	1,528,484
Ituran Location & Control, Ltd.	19,901	530,760
		2,503,572
DIVERSIFIED FINANCIAL SERVICES — 0.6%
ORIX Corp. ADR	9,355	952,152
ELECTRICAL EQUIPMENT — 6.6%
Advent Technologies Holdings, Inc. (a)	152,100	1,066,221
Ballard Power Systems, Inc. (a) (b)	170,294	2,138,893
Blink Charging Co. (a) (b)	71,855	1,904,876
Plug Power, Inc. (a) (b)	67,493	1,905,327
Romeo Power, Inc. (a) (b)	593,209	2,165,213
Sensata Technologies Holding PLC (a)	30,332	1,871,181
		11,051,711
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 9.0%
Aeva Technologies, Inc. (a) (b)	254,404	1,923,294
Innoviz Technologies, Ltd. (a)	382,367	2,424,207
Ouster, Inc. (a)	378,905	1,970,306
Sanmina Corp. (a)	46,845	1,942,193
Trimble, Inc. (a)	27,920	2,434,345
Velodyne Lidar, Inc. (a) (b)	447,603	2,076,878
Vontier Corp.	77,423	2,379,209
		15,150,432
ENERGY EQUIPMENT & SERVICES — 1.3%
Aspen Aerogels, Inc. (a)	42,984	2,140,174
INTERACTIVE MEDIA & SERVICES — 2.4%
Baidu, Inc. ADR (a)	12,189	1,813,601
Yandex NV Class A (a) (b)	36,803	2,226,582
		4,040,183
MACHINERY — 14.8%
AgEagle Aerial Systems, Inc. (a) (b)	1,083,418	1,700,966
Allison Transmission Holdings, Inc.	68,360	2,484,886
Blue Bird Corp. (a)	41,221	644,697
Cummins, Inc.	11,184	2,439,678
See accompanying notes to financial statements.
40

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
GreenPower Motor Co., Inc. (a) (b)	54,267	$ 514,451
Hyliion Holdings Corp. (a)	375,197	2,326,221
Hyster-Yale Materials Handling, Inc.	37,741	1,551,155
Hyzon Motors, Inc. (a) (b)	350,203	2,272,818
Lightning eMotors, Inc. (a) (b)	374,134	2,248,545
Luxfer Holdings PLC	41,494	801,249
Meritor, Inc. (a)	68,942	1,708,383
Nikola Corp. (a) (b)	237,863	2,347,708
PACCAR, Inc.	20,462	1,805,976
Proterra, Inc. (a)	238,187	2,103,191
		24,949,924
METALS & MINING — 1.1%
ArcelorMittal SA (b)	61,098	1,944,749
ROAD & RAIL — 5.6%
Avis Budget Group, Inc. (a)	9,910	2,055,037
Lyft, Inc. Class A (a)	58,336	2,492,697
TuSimple Holdings, Inc. Class A (a)	61,756	2,213,953
Uber Technologies, Inc. (a)	63,622	2,667,670
		9,429,357
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.4%
Allegro MicroSystems, Inc. (a)	70,657	2,556,370
Ambarella, Inc. (a)	11,361	2,305,033
indie Semiconductor, Inc. Class A (a) (b)	165,416	1,983,338
Intel Corp.	35,004	1,802,706
NVIDIA Corp.	5,724	1,683,486
NXP Semiconductors NV	7,933	1,806,979
ON Semiconductor Corp. (a)	28,172	1,913,442
SolarEdge Technologies, Inc. (a)	5,484	1,538,646
STMicroelectronics NV (b)	36,994	1,808,267
Texas Instruments, Inc.	9,215	1,736,751
		19,135,018
SOFTWARE — 2.1%
ANSYS, Inc. (a)	4,478	1,796,215
Xperi Holding Corp.	91,001	1,720,829
		3,517,044
WIRELESS TELECOMMUNICATION SERVICES — 1.1%
Vodafone Group PLC ADR (b)	120,256	1,795,422
TOTAL COMMON STOCKS (Cost $189,277,270)		167,816,915
See accompanying notes to financial statements.
41

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 15.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	70,782	$ 70,789
State Street Navigator Securities Lending Portfolio II (e) (f)	26,324,861	26,324,861
TOTAL SHORT-TERM INVESTMENTS (Cost $26,395,650)		26,395,650
TOTAL INVESTMENTS — 115.6% (Cost $215,672,920)		194,212,565
LIABILITIES IN EXCESS OF OTHER ASSETS — (15.6)%		(26,253,418)
NET ASSETS — 100.0%		$ 167,959,147
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$167,816,915	$—	$—	$167,816,915
Short-Term Investments	26,395,650	—	—	26,395,650
TOTAL INVESTMENTS	$194,212,565	$—	$—	$194,212,565
See accompanying notes to financial statements.
42

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	16,914	$ 16,919	$ 1,910,348	$ 1,856,426	$(52)	$—	70,782	$ 70,789	$ 53
State Street Navigator Securities Lending Portfolio II	31,673,974	31,673,974	248,688,001	254,037,114	—	—	26,324,861	26,324,861	587,449
Total		$31,690,893	$250,598,349	$255,893,540	$(52)	$—		$26,395,650	$587,502
See accompanying notes to financial statements.
43

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2021 (Unaudited)

	SPDR S&P Kensho Clean Power ETF	SPDR S&P Kensho Final Frontiers ETF	SPDR S&P Kensho Future Security ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 351,899,166	$21,126,939	$27,255,917
Investments in affiliated issuers, at value	31,136,220	562,561	156,928
Total Investments	383,035,386	21,689,500	27,412,845
Receivable for investments sold	902,817	—	—
Dividends receivable — unaffiliated issuers	381,327	3,931	2,943
Dividends receivable — affiliated issuers	20	1	—
Securities lending income receivable — unaffiliated issuers	6,726	—	—
Securities lending income receivable — affiliated issuers	9,480	197	49
TOTAL ASSETS	384,335,756	21,693,629	27,415,837
LIABILITIES
Payable upon return of securities loaned	30,850,667	543,480	142,148
Payable for fund shares repurchased	902,539	—	—
Advisory fee payable	140,661	8,031	10,074
Trustees’ fees and expenses payable	241	4	10
TOTAL LIABILITIES	31,894,108	551,515	152,232
NET ASSETS	$ 352,441,648	$ 21,142,114	$27,263,605
NET ASSETS CONSIST OF:
Paid-in Capital	$ 461,873,284	$22,570,467	$27,652,154
Total distributable earnings (loss)	(109,431,636)	(1,428,353)	(388,549)
NET ASSETS	$ 352,441,648	$ 21,142,114	$27,263,605
NET ASSET VALUE PER SHARE
Net asset value per share	$ 90.25	$ 39.89	$ 52.43
Shares outstanding (unlimited amount authorized, $0.01 par value)	3,905,000	530,000	520,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 416,134,287	$21,092,107	$25,925,343
Investments in affiliated issuers	31,136,221	562,561	156,928
Total cost of investments	$ 447,270,508	$21,654,668	$26,082,271
* Includes investments in securities on loan, at value	$ 58,310,221	$ 983,078	$ 133,998
See accompanying notes to financial statements.
44

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2021 (Unaudited)

	SPDR S&P Kensho Intelligent Structures ETF	SPDR S&P Kensho New Economies Composite ETF	SPDR S&P Kensho Smart Mobility ETF
ASSETS
Investments in unaffiliated issuers, at value*	$55,817,786	$2,036,961,755	$167,816,915
Investments in affiliated issuers, at value	5,121,619	194,956,416	26,395,650
Total Investments	60,939,405	2,231,918,171	194,212,565
Foreign currency, at value	—	462,847	—
Cash	—	—	4,557,150
Receivable for investments sold	—	6,225	8,591
Receivable for fund shares sold	—	1,185,169	1,394
Dividends receivable — unaffiliated issuers	49,276	1,080,623	105,390
Dividends receivable — affiliated issuers	2	50	8
Securities lending income receivable — unaffiliated issuers	137	126,614	6,120
Securities lending income receivable — affiliated issuers	9,591	755,630	27,499
Receivable for foreign taxes recoverable	2,318	33,236	358
TOTAL ASSETS	61,000,729	2,235,568,565	198,919,075
LIABILITIES
Due to custodian	—	3,336,867	—
Payable upon return of securities loaned	5,044,606	194,956,416	26,324,861
Payable for investments purchased	—	—	4,565,742
Advisory fee payable	21,728	349,847	69,228
Trustees’ fees and expenses payable	4	1,699	97
TOTAL LIABILITIES	5,066,338	198,644,829	30,959,928
NET ASSETS	$55,934,391	$2,036,923,736	$167,959,147
NET ASSETS CONSIST OF:
Paid-in Capital	$60,437,308	$2,386,684,143	$219,888,215
Total distributable earnings (loss)	(4,502,917)	(349,760,407)	(51,929,068)
NET ASSETS	$55,934,391	$2,036,923,736	$167,959,147
NET ASSET VALUE PER SHARE
Net asset value per share	$ 45.48	$ 58.95	$ 55.25
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,230,000	34,555,000	3,040,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$56,761,409	$2,074,566,721	$189,277,270
Investments in affiliated issuers	5,121,619	194,956,416	26,395,650
Total cost of investments	$61,883,028	$2,269,523,137	$215,672,920
Foreign currency, at cost	$ —	$ 484,441	$ —
* Includes investments in securities on loan, at value	$ 7,859,494	$ 299,164,324	$ 35,177,961
See accompanying notes to financial statements.
45

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2021 (Unaudited)

	SPDR S&P Kensho Clean Power ETF	SPDR S&P Kensho Final Frontiers ETF	SPDR S&P Kensho Future Security ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 2,821,507	$ 90,819	$ 159,935
Dividend income — affiliated issuers	58	6	6
Unaffiliated securities lending income	70,477	—	492
Affiliated securities lending income	264,290	—	2,755
Foreign taxes withheld	(106,421)	(432)	(481)
TOTAL INVESTMENT INCOME (LOSS)	3,049,911	90,393	162,707
EXPENSES
Advisory fee	859,607	49,216	59,919
Trustees’ fees and expenses	2,019	115	128
Miscellaneous expenses	6	—	—
TOTAL EXPENSES	861,632	49,331	60,047
NET INVESTMENT INCOME (LOSS)	$ 2,188,279	$ 41,062	$ 102,660
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(16,298,895)	(121,004)	(536,466)
Investments — affiliated issuers	(66)	(6)	(5)
In-kind redemptions — unaffiliated issuers	9,730,296	513,780	2,455,803
Foreign currency transactions	(3,761)	—	—
Net realized gain (loss)	(6,572,426)	392,770	1,919,332
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(54,693,330)	(1,741,912)	(1,632,716)
Investments — affiliated issuers	(2)	—	—
Foreign currency translations	106	—	1
Net change in unrealized appreciation/depreciation	(54,693,226)	(1,741,912)	(1,632,715)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(61,265,652)	(1,349,142)	286,617
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(59,077,373)	$(1,308,080)	$ 389,277
See accompanying notes to financial statements.
46

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2021 (Unaudited)

	SPDR S&P Kensho Intelligent Structures ETF	SPDR S&P Kensho New Economies Composite ETF	SPDR S&P Kensho Smart Mobility ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 252,663	$ 7,730,013	$ 483,574
Dividend income — affiliated issuers	—	410	53
Unaffiliated securities lending income	6,921	1,020,719	—
Affiliated securities lending income	55,555	4,493,508	587,449
Foreign taxes withheld	(13,890)	(325,383)	(13,239)
TOTAL INVESTMENT INCOME (LOSS)	301,249	12,919,267	1,057,837
EXPENSES
Advisory fee	123,480	2,087,565	431,711
Trustees’ fees and expenses	254	11,751	1,110
Miscellaneous expenses	—	26	2
TOTAL EXPENSES	123,734	2,099,342	432,823
NET INVESTMENT INCOME (LOSS)	$ 177,515	$ 10,819,925	$ 625,014
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,711,164)	(201,721,649)	(11,496,106)
Investments — affiliated issuers	(7)	(282)	(52)
In-kind redemptions — unaffiliated issuers	2,424,460	143,466,715	11,949,253
Foreign currency transactions	401	221	—
Net realized gain (loss)	713,690	(58,254,995)	453,095
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(3,653,231)	(208,100,607)	(26,291,236)
Foreign currency translations	375	(17,821)	(13)
Net change in unrealized appreciation/depreciation	(3,652,856)	(208,118,428)	(26,291,249)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,939,166)	(266,373,423)	(25,838,154)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(2,761,651)	$(255,553,498)	$(25,213,140)
See accompanying notes to financial statements.
47

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR S&P Kensho Clean Power ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,188,279	$ 2,623,202
Net realized gain (loss)	(6,572,426)	31,752,013
Net change in unrealized appreciation/depreciation	(54,693,226)	(9,438,330)
Net increase (decrease) in net assets resulting from operations	(59,077,373)	24,936,885
Net equalization credits and charges	81,859	1,096,816
Distributions to shareholders	(2,595,560)	(2,261,215)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	64,644,347	519,162,987
Cost of shares redeemed	(52,844,566)	(168,941,797)
Net income equalization	(81,859)	(1,096,816)
Net increase (decrease) in net assets from beneficial interest transactions	11,717,922	349,124,374
Net increase (decrease) in net assets during the period	(49,873,152)	372,896,860
Net assets at beginning of period	402,314,800	29,417,940
NET ASSETS AT END OF PERIOD	$352,441,648	$ 402,314,800
SHARES OF BENEFICIAL INTEREST:
Shares sold	670,000	4,850,000
Shares redeemed	(570,000)	(1,640,000)
Net increase (decrease) from share transactions	100,000	3,210,000
See accompanying notes to financial statements.
48

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Kensho Final Frontiers ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 41,062	$ 200,923
Net realized gain (loss)	392,770	1,572,162
Net change in unrealized appreciation/depreciation	(1,741,912)	2,645,277
Net increase (decrease) in net assets resulting from operations	(1,308,080)	4,418,362
Net equalization credits and charges	494	17,468
Distributions to shareholders	(47,145)	(392,351)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	3,191,727	20,084,297
Cost of shares redeemed	(3,203,514)	(10,405,125)
Net income equalization	(494)	(17,468)
Net increase (decrease) in net assets from beneficial interest transactions	(12,281)	9,661,704
Net increase (decrease) in net assets during the period	(1,367,012)	13,705,183
Net assets at beginning of period	22,509,126	8,803,943
NET ASSETS AT END OF PERIOD	$ 21,142,114	$ 22,509,126
SHARES OF BENEFICIAL INTEREST:
Shares sold	80,000	500,000
Shares redeemed	(80,000)	(260,000)
Net increase (decrease) from share transactions	—	240,000
See accompanying notes to financial statements.
49

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Kensho Future Security ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 102,660	$ 86,239
Net realized gain (loss)	1,919,332	2,684,483
Net change in unrealized appreciation/depreciation	(1,632,715)	3,886,678
Net increase (decrease) in net assets resulting from operations	389,277	6,657,400
Net equalization credits and charges	(12,038)	77,814
Distributions to shareholders	(95,245)	(161,621)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	8,357,069	14,386,534
Cost of shares redeemed	(8,816,731)	(12,850,322)
Net income equalization	12,038	(77,814)
Net increase (decrease) in net assets from beneficial interest transactions	(447,624)	1,458,398
Net increase (decrease) in net assets during the period	(165,630)	8,031,991
Net assets at beginning of period	27,429,235	19,397,244
NET ASSETS AT END OF PERIOD	$27,263,605	$ 27,429,235
SHARES OF BENEFICIAL INTEREST:
Shares sold	160,000	290,000
Shares redeemed	(170,000)	(290,000)
Net increase (decrease) from share transactions	(10,000)	—
See accompanying notes to financial statements.
50

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Kensho Intelligent Structures ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 177,515	$ 345,084
Net realized gain (loss)	713,690	4,663,640
Net change in unrealized appreciation/depreciation	(3,652,856)	2,938,560
Net increase (decrease) in net assets resulting from operations	(2,761,651)	7,947,284
Net equalization credits and charges	1,317	27,355
Distributions to shareholders	(175,511)	(371,749)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	16,513,299	62,634,396
Cost of shares redeemed	(10,654,611)	(23,478,369)
Net income equalization	(1,317)	(27,355)
Net increase (decrease) in net assets from beneficial interest transactions	5,857,371	39,128,672
Net increase (decrease) in net assets during the period	2,921,526	46,731,562
Net assets at beginning of period	53,012,865	6,281,303
NET ASSETS AT END OF PERIOD	$ 55,934,391	$ 53,012,865
SHARES OF BENEFICIAL INTEREST:
Shares sold	360,000	1,420,000
Shares redeemed	(240,000)	(520,000)
Net increase (decrease) from share transactions	120,000	900,000
See accompanying notes to financial statements.
51

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Kensho New Economies Composite ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 10,819,925	$ 17,112,251
Net realized gain (loss)	(58,254,995)	700,211,021
Net change in unrealized appreciation/depreciation	(208,118,428)	162,322,195
Net increase (decrease) in net assets resulting from operations	(255,553,498)	879,645,467
Net equalization credits and charges	107,204	446,101
Distributions to shareholders	(16,589,423)	(19,138,938)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	762,143,980	2,150,181,464
Cost of shares redeemed	(584,105,915)	(1,890,919,014)
Net income equalization	(107,204)	(446,101)
Net increase (decrease) in net assets from beneficial interest transactions	177,930,861	258,816,349
Net increase (decrease) in net assets during the period	(94,104,856)	1,119,768,979
Net assets at beginning of period	2,131,028,592	1,011,259,613
NET ASSETS AT END OF PERIOD	$2,036,923,736	$ 2,131,028,592
SHARES OF BENEFICIAL INTEREST:
Shares sold	12,540,000	35,180,000
Shares redeemed	(9,870,000)	(30,430,000)
Net increase (decrease) from share transactions	2,670,000	4,750,000
See accompanying notes to financial statements.
52

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Kensho Smart Mobility ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 625,014	$ 1,885,286
Net realized gain (loss)	453,095	17,721,819
Net change in unrealized appreciation/depreciation	(26,291,249)	5,251,959
Net increase (decrease) in net assets resulting from operations	(25,213,140)	24,859,064
Net equalization credits and charges	193,331	(1,367,163)
Distributions to shareholders	(1,101,558)	(1,561,657)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	43,702,471	349,103,006
Cost of shares redeemed	(82,733,942)	(144,462,300)
Net income equalization	(193,331)	1,367,163
Net increase (decrease) in net assets from beneficial interest transactions	(39,224,802)	206,007,869
Net increase (decrease) in net assets during the period	(65,346,169)	227,938,113
Net assets at beginning of period	233,305,316	5,367,203
NET ASSETS AT END OF PERIOD	$167,959,147	$ 233,305,316
SHARES OF BENEFICIAL INTEREST:
Shares sold	760,000	6,020,000
Shares redeemed	(1,480,000)	(2,430,000)
Net increase (decrease) from share transactions	(720,000)	3,590,000
See accompanying notes to financial statements.
53

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Clean Power ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	For the Period 10/23/18*- 6/30/19
Net asset value, beginning of period	$ 105.73	$ 49.44	$ 38.06	$29.92
Income (loss) from investment operations:
Net investment income (loss) (a)	0.57	1.20	1.04	0.48
Net realized and unrealized gain (loss) (b)	(15.40)	55.34	10.88	7.97
Total from investment operations	(14.83)	56.54	11.92	8.45
Net equalization credits and charges (a)	0.02	0.50	0.26	0.06
Distributions to shareholders from:
Net investment income	(0.67)	(0.75)	(0.80)	(0.37)
Net asset value, end of period	$ 90.25	$ 105.73	$ 49.44	$38.06
Total return (c)	(14.02)%	115.51%	32.40%	28.61%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$352,442	$402,315	$29,418	$6,279
Ratios to average net assets:
Total expenses	0.45%(d)	0.45%	0.45%	0.45%(d)
Net investment income (loss)	1.15%(d)	1.15%	2.42%	2.08%(d)
Portfolio turnover rate (e)	9%(f)	43%	37%	24%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
54

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Final Frontiers ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	For the Period 10/23/18*- 6/30/19
Net asset value, beginning of period	$ 42.47	$ 30.36	$33.70	$30.13
Income (loss) from investment operations:
Net investment income (loss) (a)	0.08	0.48	0.29	0.18
Net realized and unrealized gain (loss) (b)	(2.57)	12.32	(3.63)	3.57
Total from investment operations	(2.49)	12.80	(3.34)	3.75
Net equalization credits and charges (a)	0.00(c)	0.04	0.21	0.00(c)
Distributions to shareholders from:
Net investment income	(0.09)	(0.73)	(0.21)	(0.18)
Net asset value, end of period	$ 39.89	$ 42.47	$30.36	$33.70
Total return (d)	(5.87)%	42.54%	(9.34)%	12.52%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$21,142	$22,509	$8,804	$3,370
Ratios to average net assets:
Total expenses	0.45%(e)	0.45%	0.45%	0.46%(e)
Net investment income (loss)	0.38%(e)	1.26%	0.87%	0.89%(e)
Portfolio turnover rate (f)	10%(g)	43%	39%	17%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
55

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Future Security ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	For the Period 12/27/17* - 6/30/18
Net asset value, beginning of period	$ 51.75	$ 36.60	$ 37.52	$ 32.83	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.20	0.19	0.46	0.09	0.03
Net realized and unrealized gain (loss) (b)	0.70	15.15	(0.96)	5.44	2.84
Total from investment operations	0.90	15.34	(0.50)	5.53	2.87
Net equalization credits and charges (a)	(0.02)	0.17	0.02	(0.30)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.20)	(0.36)	(0.44)	(0.54)	(0.04)
Net asset value, end of period	$ 52.43	$ 51.75	$ 36.60	$ 37.52	$32.83
Total return (d)	1.69%	42.50%	(1.16)%	16.36%	9.56%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$27,264	$27,429	$19,397	$19,883	$8,207
Ratios to average net assets:
Total expenses	0.45%(e)	0.45%	0.45%	0.45%	0.46%(e)
Net investment income (loss)	0.77%(e)	0.42%	1.25%	0.27%	0.20%(e)
Portfolio turnover rate (f)	42%(g)	39%	25%	28%	32%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
56

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Intelligent Structures ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	For the Period 12/27/17* - 6/30/18
Net asset value, beginning of period	$ 47.76	$ 29.91	$30.22	$28.99	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.15	0.56	0.42	0.21	0.11
Net realized and unrealized gain (loss) (b)	(2.29)	17.65	(0.27)	1.23	(1.03)
Total from investment operations	(2.14)	18.21	0.15	1.44	(0.92)
Net equalization credits and charges (a)	0.00(c)	0.04	(0.01)	(0.00)(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.14)	(0.40)	(0.45)	(0.21)	(0.09)
Net asset value, end of period	$ 45.48	$ 47.76	$29.91	$30.22	$28.99
Total return (d)	(4.48)%	61.22%	0.45%	5.01%	(3.07)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$55,934	$53,013	$6,281	$9,067	$4,349
Ratios to average net assets:
Total expenses	0.45%(e)	0.45%	0.45%	0.45%	0.46%(e)
Net investment income (loss)	0.65%(e)	1.27%	1.43%	0.73%	0.67%(e)
Portfolio turnover rate (f)	35%(g)	58%	26%	22%	45%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.
57

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho New Economies Composite ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	For the Period 10/23/18*- 6/30/19
Net asset value, beginning of period	$ 66.83	$ 37.27	$ 33.27	$ 30.17
Income (loss) from investment operations:
Net investment income (loss) (a)	0.33	0.57	0.43	0.21
Net realized and unrealized gain (loss) (b)	(7.72)	29.61	3.43	2.56
Total from investment operations	(7.39)	30.18	3.86	2.77
Net equalization credits and charges (a)	0.00(c)	0.01	0.48	0.44
Distributions to shareholders from:
Net investment income	(0.49)	(0.63)	(0.34)	(0.11)
Net asset value, end of period	$ 58.95	$ 66.83	$ 37.27	$ 33.27
Total return (d)	(11.09)%	81.27%	13.09%	10.71%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,036,924	$2,131,029	$1,011,260	$41,760
Ratios to average net assets:
Total expenses	0.20%(e)	0.20%	0.20%	0.20%(e)
Net investment income (loss)	1.04%(e)	1.01%	1.27%	0.99%(e)
Portfolio turnover rate (f)	55%(g)	67%	91%	98%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
58

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Smart Mobility ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	For the Period 12/27/17* - 6/30/18
Net asset value, beginning of period	$ 62.05	$ 31.57	$28.05	$29.77	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.19	0.88	0.40	0.24	0.06
Net realized and unrealized gain (loss) (b)	(6.71)	30.70	3.41	(1.20)	(0.24)
Total from investment operations	(6.52)	31.58	3.81	(0.96)	(0.18)
Net equalization credits and charges (a)	0.06	(0.64)	0.16	(0.10)	0.01
Distributions to shareholders from:
Net investment income	(0.34)	(0.46)	(0.45)	(0.66)	(0.06)
Net asset value, end of period	$ 55.25	$ 62.05	$31.57	$28.05	$29.77
Total return (c)	(10.41)%	98.17%	14.48%	(3.22)%	(0.58)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$167,959	$233,305	$5,367	$ 7,011	$5,954
Ratios to average net assets:
Total expenses	0.45%(d)	0.45%	0.45%	0.45%	0.46%(d)
Net investment income (loss)	0.65%(d)	1.49%	1.47%	0.85%	0.39%(d)
Portfolio turnover rate (e)	41%(f)	70%	29%	36%	63%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
59

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2021 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR S&P Kensho Clean Power ETF
SPDR S&P Kensho Final Frontiers ETF
SPDR S&P Kensho Future Security ETF
SPDR S&P Kensho Intelligent Structures ETF
SPDR S&P Kensho New Economies Composite ETF
SPDR S&P Kensho Smart Mobility ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not
60

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
61

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2021, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
62

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2021, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
63

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR S&P Kensho Clean Power ETF	0.45%
SPDR S&P Kensho Final Frontiers ETF	0.45
SPDR S&P Kensho Future Security ETF	0.45
SPDR S&P Kensho Intelligent Structures ETF	0.45
SPDR S&P Kensho New Economies Composite ETF	0.20
SPDR S&P Kensho Smart Mobility ETF	0.45
From time to time, the Adviser may waive all or a portion of its fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2022. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2022 except with the approval of the Funds' Board.
The Adviser pays all the operating expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
64

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Beginning on January 1, 2022 net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street. Prior to January 1, 2022, net proceeds were 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2021 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
4.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
65

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2021, were as follows:
	Purchases	Sales
SPDR S&P Kensho Clean Power ETF	$ 33,946,471	$ 34,398,229
SPDR S&P Kensho Final Frontiers ETF	2,208,868	2,291,424
SPDR S&P Kensho Future Security ETF	10,989,861	11,384,172
SPDR S&P Kensho Intelligent Structures ETF	24,552,801	18,723,254
SPDR S&P Kensho New Economies Composite ETF	1,325,387,930	1,144,161,881
SPDR S&P Kensho Smart Mobility ETF	78,147,148	117,641,974
For the period ended December 31, 2021, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P Kensho Clean Power ETF	$ 64,628,150	$ 52,517,651	$ 9,730,296
SPDR S&P Kensho Final Frontiers ETF	3,192,207	3,114,702	513,780
SPDR S&P Kensho Future Security ETF	8,359,754	8,804,602	2,455,803
SPDR S&P Kensho Intelligent Structures ETF	16,520,548	10,735,984	2,424,460
SPDR S&P Kensho New Economies Composite ETF	756,391,747	575,467,478	143,466,715
SPDR S&P Kensho Smart Mobility ETF	43,172,566	82,342,577	11,949,253
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such
66

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2021, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P Kensho Clean Power ETF	$ 447,528,220	$ 12,793,453	$ 77,286,287	$(64,492,834)
SPDR S&P Kensho Final Frontiers ETF	21,752,806	1,334,771	1,398,077	(63,306)
SPDR S&P Kensho Future Security ETF	26,133,033	3,128,567	1,848,755	1,279,812
SPDR S&P Kensho Intelligent Structures ETF	62,030,604	4,271,689	5,362,888	(1,091,199)
SPDR S&P Kensho New Economies Composite ETF	2,273,433,902	162,781,841	204,297,572	(41,515,731)
SPDR S&P Kensho Smart Mobility ETF	215,697,962	13,273,789	34,759,186	(21,485,397)
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus
67

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2021, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
SPDR S&P Kensho Clean Power ETF	$ 58,310,221	$ 30,850,667	$ 29,428,512	$ 60,279,179
SPDR S&P Kensho Final Frontiers ETF	983,078	543,480	454,282	997,762
SPDR S&P Kensho Future Security ETF	133,998	142,148	—	142,148
SPDR S&P Kensho Intelligent Structures ETF	7,859,494	5,044,606	3,136,609	8,181,215
SPDR S&P Kensho New Economies Composite ETF	299,164,324	194,956,416	117,253,762	312,210,178
SPDR S&P Kensho Smart Mobility ETF	35,177,961	26,324,861	10,453,265	36,778,126
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

68

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

		Remaining Contractual Maturity of the Agreements as of December 31, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P Kensho Clean Power ETF	Common Stocks	$ 30,850,667	$—	$—	$—	$ 30,850,667	$ 30,850,667
SPDR S&P Kensho Final Frontiers ETF	Common Stocks	543,480	—	—	—	543,480	543,480
SPDR S&P Kensho Future Security ETF	Common Stocks	142,148	—	—	—	142,148	142,148
SPDR S&P Kensho Intelligent Structures ETF	Common Stocks	5,044,606	—	—	—	5,044,606	5,044,606
SPDR S&P Kensho New Economies Composite ETF	Common Stocks	194,956,416	—	—	—	194,956,416	194,956,416
SPDR S&P Kensho Smart Mobility ETF	Common Stocks	26,324,861	—	—	—	26,324,861	26,324,861
9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Credit Risk
A Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities
69

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
70

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
71

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

	SPDR S&P Kensho Clean Power ETF	SPDR S&P Kensho Final Frontiers ETF	SPDR S&P Kensho Future Security ETF
Annualized Expense Ratio	0.45%	0.45%	0.45%
Actual:
Ending Account Value	$ 859.80	$ 941.30	$1,016.90
Expenses Paid During Period(a)	2.11	2.20	2.29
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,022.90	1,022.90	1,022.90
Expenses Paid During Period(a)	2.29	2.29	2.29
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
	SPDR S&P Kensho Intelligent Structures ETF	SPDR S&P Kensho New Economies Composite ETF	SPDR S&P Kensho Smart Mobility ETF
Annualized Expense Ratio	0.45%	0.20%	0.45%
Actual:
Ending Account Value	$ 955.20	$ 889.10	$ 895.90
Expenses Paid During Period(a)	2.22	0.95	2.15
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,022.90	1,024.20	1,022.90
Expenses Paid During Period(a)	2.29	1.02	2.29
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
72

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period September 2020 through June 2021, including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
73

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibit on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
74

SPDR Series Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
KENSHO© is a registered service mark of Kensho Technologies Inc. ("Kensho"), and all Kensho financial indices in the Kensho New Economies© family and such indices' corresponding service marks have been licensed by the Licensee in connection with the SPDR S&P Kensho Clean Power ETF, SPDR S&P Kensho Final Frontiers ETF, SPDR S&P Kensho New Economies Composite ETF, SPDR S&P Kensho Intelligent Structures ETF, SPDR S&P Kensho Smart Mobility ETF and SPDR S&P Kensho Future Security ETF (collectively, the "SPDR ETFs"). The SPDR ETFs are not marketed, sold, or sponsored by Kensho, Kensho's affiliates, or Kensho's third party licensors.
Kensho is not an investment adviser or broker dealer and Kensho makes no representation regarding the advisability of investing in any investment fund, other investment vehicle, security or other financial product regardless of whether or not it is based on, derived from, or included as a constituent of any Kensho New Economies© family index. Kensho bears no responsibility or liability for any business decision, input, recommendation, or action taken based on Kensho indices or any products based on, derived from, or included as a constituent of any such index. All referenced names and trademarks are the property of their respective owners.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2022 State Street Corporation - All Rights Reserved
SPDRKENSHOSAR

Semi-Annual Report
December 31, 2021
SPDR® Series Trust - Equity Funds
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 600 Small Cap ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR S&P 400 Mid Cap Growth ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Camden Property Trust REIT	1.5%
Builders FirstSource, Inc.	1.3
Trex Co., Inc.	1.2
Masimo Corp.	1.2
Repligen Corp.	1.1
Carlisle Cos., Inc.	1.0
Williams-Sonoma, Inc.	1.0
Life Storage, Inc. REIT	1.0
Rexford Industrial Realty, Inc. REIT	1.0
Targa Resources Corp.	1.0
TOTAL	11.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2021

% of Net Assets
Industrials	18.6%
Information Technology	18.1
Consumer Discretionary	16.8
Health Care	12.7
Financials	11.1
Real Estate	9.2
Materials	7.0
Communication Services	2.0
Energy	1.9
Consumer Staples	1.4
Utilities	1.1
Short-Term Investment	1.8
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR S&P 400 Mid Cap Value ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Medical Properties Trust, Inc. REIT	1.2%
AECOM	0.9
Lear Corp.	0.9
Reliance Steel & Aluminum Co.	0.8
Knight-Swift Transportation Holdings, Inc.	0.8
UGI Corp.	0.8
Molina Healthcare, Inc.	0.8
Arrow Electronics, Inc.	0.8
Alleghany Corp.	0.7
BJ's Wholesale Club Holdings, Inc.	0.7
TOTAL	8.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2021

% of Net Assets
Industrials	19.4%
Financials	16.3
Consumer Discretionary	14.1
Real Estate	11.5
Information Technology	10.5
Health Care	7.0
Materials	6.2
Utilities	5.6
Consumer Staples	5.5
Energy	2.2
Communication Services	1.4
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR S&P 600 Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Omnicell, Inc.	0.7%
Innovative Industrial Properties, Inc. REIT	0.6
Exponent, Inc.	0.6
AMN Healthcare Services, Inc.	0.5
UFP Industries, Inc.	0.5
Chart Industries, Inc.	0.5
Balchem Corp.	0.5
Watts Water Technologies, Inc. Class A	0.5
MaxLinear, Inc.	0.5
Vonage Holdings Corp.	0.5
TOTAL	5.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2021

% of Net Assets
Financials	18.7%
Industrials	17.1
Information Technology	13.7
Health Care	12.3
Consumer Discretionary	12.0
Real Estate	8.0
Materials	5.0
Energy	4.8
Consumer Staples	4.5
Utilities	1.9
Communication Services	1.8
Short-Term Investments	2.0
Liabilities in Excess of Other Assets	(1.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR S&P 600 Small Cap Growth ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Omnicell, Inc.	1.4%
Innovative Industrial Properties, Inc. REIT	1.2
Exponent, Inc.	1.1
AMN Healthcare Services, Inc.	1.1
UFP Industries, Inc.	1.0
Chart Industries, Inc.	1.0
Balchem Corp.	1.0
Watts Water Technologies, Inc. Class A	1.0
MaxLinear, Inc.	1.0
Vonage Holdings Corp.	1.0
TOTAL	10.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2021

% of Net Assets
Information Technology	19.1%
Financials	16.0
Industrials	15.5
Health Care	14.9
Consumer Discretionary	11.7
Real Estate	7.2
Energy	4.8
Consumer Staples	4.6
Materials	3.3
Utilities	1.4
Communication Services	1.4
Short-Term Investments	4.3
Liabilities in Excess of Other Assets	(4.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR S&P 600 Small Cap Value ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
BankUnited, Inc.	0.7%
Resideo Technologies, Inc.	0.7
Insight Enterprises, Inc.	0.7
Group 1 Automotive, Inc.	0.7
First Hawaiian, Inc.	0.7
Arconic Corp.	0.6
Simmons First National Corp. Class A	0.6
Owens & Minor, Inc.	0.6
American Equity Investment Life Holding Co.	0.6
UniFirst Corp.	0.6
TOTAL	6.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2021

% of Net Assets
Financials	21.5%
Industrials	18.7
Consumer Discretionary	12.4
Health Care	9.6
Real Estate	9.0
Information Technology	8.2
Materials	6.8
Energy	4.7
Consumer Staples	4.4
Utilities	2.4
Communication Services	2.2
Short-Term Investments	3.3
Liabilities in Excess of Other Assets	(3.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.8%
Axon Enterprise, Inc. (a)	93,929	$ 14,746,853
AIR FREIGHT & LOGISTICS — 0.7%
GXO Logistics, Inc. (a)	141,058	12,812,298
AUTO COMPONENTS — 0.9%
Fox Factory Holding Corp. (a)	60,257	10,249,716
Gentex Corp.	179,657	6,261,046
		16,510,762
BANKS — 5.5%
Bank of Hawaii Corp.	24,144	2,022,301
Bank OZK	80,614	3,750,969
Cathay General Bancorp	42,702	1,835,759
CIT Group, Inc.	56,270	2,888,902
Commerce Bancshares, Inc.	79,525	5,466,549
Cullen/Frost Bankers, Inc.	45,296	5,710,467
East West Bancorp, Inc.	202,936	15,967,004
First Financial Bankshares, Inc.	182,745	9,290,756
Glacier Bancorp, Inc.	154,598	8,765,707
Hancock Whitney Corp.	55,472	2,774,709
Home BancShares, Inc.	79,118	1,926,523
PacWest Bancorp	167,940	7,585,850
Pinnacle Financial Partners, Inc.	108,951	10,404,821
Synovus Financial Corp.	82,610	3,954,541
UMB Financial Corp.	61,659	6,542,636
Umpqua Holdings Corp.	113,724	2,188,050
Webster Financial Corp.	52,679	2,941,595
Wintrust Financial Corp.	40,407	3,669,764
		97,686,903
BEVERAGES — 0.2%
Boston Beer Co., Inc. Class A (a)	8,064	4,073,126
BIOTECHNOLOGY — 2.3%
Arrowhead Pharmaceuticals, Inc. (a)	148,585	9,851,185
Exelixis, Inc. (a)	240,504	4,396,413
Halozyme Therapeutics, Inc. (a)	201,627	8,107,422
Neurocrine Biosciences, Inc. (a)	135,758	11,562,509
United Therapeutics Corp. (a)	30,947	6,687,028
		40,604,557
See accompanying notes to financial statements.
6

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
BUILDING PRODUCTS — 4.6%
Builders FirstSource, Inc. (a)	273,845	$ 23,471,255
Carlisle Cos., Inc.	74,790	18,556,895
Lennox International, Inc.	27,903	9,050,617
Simpson Manufacturing Co., Inc.	61,922	8,611,493
Trex Co., Inc. (a)	164,584	22,223,777
		81,914,037
CAPITAL MARKETS — 3.2%
Affiliated Managers Group, Inc.	57,967	9,536,151
Evercore, Inc. Class A	55,634	7,557,879
Federated Hermes, Inc.	64,579	2,426,879
Interactive Brokers Group, Inc. Class A	77,657	6,167,519
Janus Henderson Group PLC	112,544	4,720,095
Jefferies Financial Group, Inc.	281,158	10,908,931
SEI Investments Co.	89,616	5,461,199
Stifel Financial Corp.	149,010	10,493,284
		57,271,937
CHEMICALS — 3.2%
Ashland Global Holdings, Inc.	34,484	3,712,547
Avient Corp.	131,001	7,329,506
Ingevity Corp. (a)	30,140	2,161,038
Olin Corp.	205,231	11,804,887
RPM International, Inc.	94,239	9,518,139
Scotts Miracle-Gro Co.	58,038	9,344,118
Sensient Technologies Corp.	33,961	3,398,138
Valvoline, Inc.	257,587	9,605,419
		56,873,792
COMMERCIAL SERVICES & SUPPLIES — 1.5%
Clean Harbors, Inc. (a)	41,929	4,183,256
IAA, Inc. (a)	104,373	5,283,361
MSA Safety, Inc.	26,390	3,983,835
Tetra Tech, Inc.	77,309	13,127,068
		26,577,520
COMMUNICATIONS EQUIPMENT — 0.9%
Ciena Corp. (a)	139,647	10,748,630
Lumentum Holdings, Inc. (a)	46,674	4,936,709
		15,685,339
CONSTRUCTION & ENGINEERING — 0.7%
Dycom Industries, Inc. (a)	16,662	1,562,229
See accompanying notes to financial statements.
7

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
MasTec, Inc. (a)	41,405	$ 3,820,853
Valmont Industries, Inc.	30,443	7,625,972
		13,009,054
CONSTRUCTION MATERIALS — 0.6%
Eagle Materials, Inc.	58,224	9,691,967
CONSUMER FINANCE — 0.8%
Navient Corp.	231,073	4,903,369
Prog Holdings, Inc.	10,311	465,129
SLM Corp.	417,936	8,220,801
		13,589,299
CONTAINERS & PACKAGING — 0.3%
AptarGroup, Inc.	43,399	5,315,510
DIVERSIFIED CONSUMER SERVICES — 1.1%
H&R Block, Inc.	114,636	2,700,824
Service Corp. International	235,911	16,747,322
		19,448,146
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Iridium Communications, Inc. (a)	100,539	4,151,255
ELECTRIC UTILITIES — 0.2%
OGE Energy Corp.	105,058	4,032,126
ELECTRICAL EQUIPMENT — 2.0%
Acuity Brands, Inc.	49,759	10,534,976
Hubbell, Inc.	41,889	8,724,222
nVent Electric PLC	142,276	5,406,488
Regal Rexnord Corp.	40,787	6,941,132
Vicor Corp. (a)	30,430	3,864,001
		35,470,819
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.5%
Cognex Corp.	159,331	12,389,579
Coherent, Inc. (a)	35,145	9,367,548
II-VI, Inc. (a) (b)	73,070	4,992,873
Jabil, Inc.	90,394	6,359,218
Littelfuse, Inc.	21,749	6,843,975
National Instruments Corp.	99,184	4,331,365
		44,284,558
See accompanying notes to financial statements.
8

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.2%
ChampionX Corp. (a)	134,747	$ 2,723,237
ENTERTAINMENT — 0.1%
World Wrestling Entertainment, Inc. Class A (b)	39,285	1,938,322
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 8.7%
American Campus Communities, Inc. REIT	109,621	6,280,187
Apartment Income REIT Corp.	105,759	5,781,845
Brixmor Property Group, Inc. REIT	234,066	5,947,617
Camden Property Trust REIT	146,083	26,102,111
CyrusOne, Inc. REIT	117,554	10,546,945
Douglas Emmett, Inc. REIT	114,536	3,836,956
EastGroup Properties, Inc. REIT	58,160	13,251,756
First Industrial Realty Trust, Inc. REIT	128,137	8,482,669
Healthcare Realty Trust, Inc. REIT	98,391	3,113,091
Lamar Advertising Co. Class A REIT	82,001	9,946,721
Life Storage, Inc. REIT	117,313	17,970,005
National Retail Properties, Inc. REIT	113,242	5,443,543
National Storage Affiliates Trust REIT	116,820	8,083,944
PotlatchDeltic Corp. REIT	41,927	2,524,844
PS Business Parks, Inc. REIT	18,017	3,318,191
Rayonier, Inc. REIT	123,162	4,970,818
Rexford Industrial Realty, Inc. REIT	216,626	17,570,535
Urban Edge Properties REIT	70,238	1,334,522
		154,506,300
FOOD PRODUCTS — 1.2%
Darling Ingredients, Inc. (a)	231,464	16,038,141
Lancaster Colony Corp.	13,530	2,240,568
Sanderson Farms, Inc.	14,167	2,707,030
		20,985,739
GAS UTILITIES — 0.2%
National Fuel Gas Co.	68,045	4,350,797
HEALTH CARE EQUIPMENT & SUPPLIES — 4.6%
Globus Medical, Inc. Class A (a)	68,047	4,912,993
ICU Medical, Inc. (a)	13,345	3,167,302
Integra LifeSciences Holdings Corp. (a)	52,669	3,528,296
LivaNova PLC (a)	45,296	3,960,229
Masimo Corp. (a)	72,598	21,255,243
Neogen Corp. (a)	88,441	4,016,106
See accompanying notes to financial statements.
9

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Penumbra, Inc. (a) (b)	50,218	$ 14,428,636
Quidel Corp. (a)	54,067	7,298,504
STAAR Surgical Co. (a)	68,232	6,229,582
Tandem Diabetes Care, Inc. (a)	90,904	13,682,870
		82,479,761
HEALTH CARE PROVIDERS & SERVICES — 2.7%
Chemed Corp.	12,565	6,647,387
HealthEquity, Inc. (a)	79,328	3,509,471
Molina Healthcare, Inc. (a)	40,808	12,980,209
Option Care Health, Inc. (a)	198,493	5,645,141
Progyny, Inc. (a)	61,202	3,081,521
R1 RCM, Inc. (a)	109,587	2,793,373
Tenet Healthcare Corp. (a)	153,250	12,518,992
		47,176,094
HOTELS, RESTAURANTS & LEISURE — 4.1%
Boyd Gaming Corp. (a)	117,406	7,698,311
Choice Hotels International, Inc.	31,983	4,989,028
Churchill Downs, Inc.	49,230	11,859,507
Jack in the Box, Inc.	21,172	1,852,127
Marriott Vacations Worldwide Corp.	27,237	4,602,508
Papa John's International, Inc.	46,340	6,185,000
Scientific Games Corp. Class A (a)	137,599	9,195,741
Six Flags Entertainment Corp. (a)	53,796	2,290,634
Texas Roadhouse, Inc.	59,935	5,350,997
Wendy's Co.	125,199	2,985,996
Wingstop, Inc.	42,723	7,382,534
Wyndham Hotels & Resorts, Inc.	86,749	7,777,048
		72,169,431
HOUSEHOLD DURABLES — 1.9%
Helen of Troy, Ltd. (a) (b)	34,414	8,413,191
Tempur Sealy International, Inc.	275,461	12,954,931
TopBuild Corp. (a)	47,131	13,003,914
		34,372,036
INSURANCE — 1.6%
American Financial Group, Inc.	44,598	6,124,197
First American Financial Corp.	72,335	5,658,767
Kinsale Capital Group, Inc.	30,729	7,310,122
Primerica, Inc.	35,098	5,379,471
See accompanying notes to financial statements.
10

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
RLI Corp.	33,898	$ 3,799,966
		28,272,523
INTERACTIVE MEDIA & SERVICES — 0.6%
TripAdvisor, Inc. (a) (b)	59,032	1,609,212
Yelp, Inc. (a)	47,673	1,727,670
Ziff Davis, Inc. (a)	69,032	7,652,887
		10,989,769
IT SERVICES — 2.1%
Concentrix Corp.	61,397	10,966,732
Genpact, Ltd.	162,729	8,637,655
LiveRamp Holdings, Inc. (a)	97,608	4,680,304
MAXIMUS, Inc.	88,097	7,018,688
Sabre Corp. (a) (b)	220,174	1,891,295
WEX, Inc. (a)	27,324	3,836,016
		37,030,690
LEISURE EQUIPMENT & PRODUCTS — 2.0%
Brunswick Corp.	109,839	11,064,083
Mattel, Inc. (a)	499,101	10,760,618
Polaris, Inc.	34,773	3,821,900
YETI Holdings, Inc. (a)	124,863	10,342,402
		35,989,003
LIFE SCIENCES TOOLS & SERVICES — 3.1%
Bruker Corp.	145,364	12,197,493
Medpace Holdings, Inc. (a)	40,977	8,918,234
Repligen Corp. (a)	73,553	19,479,777
Syneos Health, Inc. (a)	148,340	15,231,551
		55,827,055
MACHINERY — 4.3%
Colfax Corp. (a)	78,320	3,600,371
Crane Co.	34,720	3,532,066
Donaldson Co., Inc.	90,404	5,357,341
Graco, Inc.	145,955	11,766,892
ITT, Inc.	68,616	7,011,869
Lincoln Electric Holdings, Inc.	49,092	6,846,861
Middleby Corp. (a)	50,991	10,032,989
Nordson Corp.	46,368	11,836,359
Toro Co.	152,213	15,207,601
Trinity Industries, Inc. (b)	57,966	1,750,573
		76,942,922
See accompanying notes to financial statements.
11

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
MEDIA — 1.0%
Cable One, Inc.	4,118	$ 7,261,887
John Wiley & Sons, Inc. Class A	30,929	1,771,304
New York Times Co. Class A	138,865	6,707,180
TEGNA, Inc.	138,143	2,563,934
		18,304,305
METALS & MINING — 2.4%
Alcoa Corp.	107,255	6,390,253
Cleveland-Cliffs, Inc. (a) (b)	651,020	14,172,705
Royal Gold, Inc.	56,439	5,937,947
Steel Dynamics, Inc.	269,684	16,739,286
		43,240,191
OIL, GAS & CONSUMABLE FUELS — 1.8%
Antero Midstream Corp.	465,716	4,508,131
CNX Resources Corp. (a) (b)	140,759	1,935,436
DTE Midstream LLC (a)	57,667	2,766,863
Murphy Oil Corp. (b)	208,126	5,434,170
Targa Resources Corp.	327,526	17,109,958
		31,754,558
PAPER & FOREST PRODUCTS — 0.6%
Louisiana-Pacific Corp.	125,414	9,826,187
PROFESSIONAL SERVICES — 1.6%
ASGN, Inc. (a)	74,297	9,168,250
FTI Consulting, Inc. (a) (b)	49,071	7,528,473
Insperity, Inc.	51,316	6,060,933
KBR, Inc. (b)	130,702	6,224,029
		28,981,685
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Jones Lang LaSalle, Inc. (a)	35,419	9,539,753
ROAD & RAIL — 1.7%
Avis Budget Group, Inc. (a)	57,369	11,896,610
Landstar System, Inc.	35,453	6,346,796
Saia, Inc. (a)	37,548	12,654,802
		30,898,208
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.9%
Amkor Technology, Inc.	58,345	1,446,372
Azenta, Inc.	105,969	10,926,464
See accompanying notes to financial statements.
12

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Cirrus Logic, Inc. (a)	38,884	$ 3,578,106
CMC Materials, Inc.	27,328	5,238,504
First Solar, Inc. (a)	83,559	7,283,002
Lattice Semiconductor Corp. (a)	195,879	15,094,436
MKS Instruments, Inc.	43,706	7,612,274
Power Integrations, Inc.	86,403	8,025,975
Semtech Corp. (a)	60,967	5,421,795
Silicon Laboratories, Inc. (a)	57,455	11,859,861
SiTime Corp. (a)	21,471	6,281,126
SunPower Corp. (a) (b)	117,801	2,458,507
Synaptics, Inc. (a)	56,184	16,265,830
Universal Display Corp.	61,787	10,196,709
Wolfspeed, Inc. (a)	90,851	10,154,416
		121,843,377
SOFTWARE — 5.8%
ACI Worldwide, Inc. (a)	78,425	2,721,348
Aspen Technology, Inc. (a)	95,717	14,568,127
Blackbaud, Inc. (a)	38,233	3,019,642
CDK Global, Inc.	78,892	3,292,952
Cerence, Inc. (a) (b)	28,059	2,150,442
CommVault Systems, Inc. (a)	41,953	2,891,401
Digital Turbine, Inc. (a) (b)	125,937	7,680,898
Envestnet, Inc. (a) (b)	41,112	3,261,826
Fair Isaac Corp. (a)	22,691	9,840,406
Manhattan Associates, Inc. (a)	90,557	14,080,708
Mimecast, Ltd. (a)	88,434	7,036,693
Paylocity Holding Corp. (a)	56,665	13,382,006
Qualys, Inc. (a)	47,848	6,565,703
SailPoint Technologies Holding, Inc. (a)	133,613	6,458,853
Teradata Corp. (a)	155,371	6,598,606
		103,549,611
SPECIALTY RETAIL — 4.5%
American Eagle Outfitters, Inc. (b)	91,389	2,313,970
AutoNation, Inc. (a)	26,639	3,112,767
Dick's Sporting Goods, Inc. (b)	92,488	10,635,195
Five Below, Inc. (a)	80,084	16,568,579
GameStop Corp. Class A (a) (b)	88,596	13,146,760
RH (a) (b)	24,848	13,317,037
Victoria's Secret & Co. (a) (b)	50,312	2,794,329
Williams-Sonoma, Inc. (b)	106,354	17,987,652
		79,876,289
See accompanying notes to financial statements.
13

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 2.3%
Capri Holdings, Ltd. (a)	130,800	$ 8,490,228
Columbia Sportswear Co.	25,957	2,529,250
Crocs, Inc. (a)	83,844	10,750,478
Deckers Outdoor Corp. (a) (b)	39,225	14,368,510
Skechers U.S.A., Inc. Class A (a)	89,893	3,901,356
		40,039,822
TRADING COMPANIES & DISTRIBUTORS — 0.6%
Watsco, Inc.	31,228	9,770,617
WATER UTILITIES — 0.6%
Essential Utilities, Inc.	207,402	11,135,413
TOTAL COMMON STOCKS (Cost $1,602,229,509)		1,778,263,553
SHORT-TERM INVESTMENT — 1.8%
State Street Navigator Securities Lending Portfolio II (c) (d) (Cost $31,563,833)	31,563,833	31,563,833
TOTAL INVESTMENTS — 101.7% (Cost $1,633,793,342)		1,809,827,386
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(29,881,242)
NET ASSETS — 100.0%		$ 1,779,946,144
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,778,263,553	$—	$—	$1,778,263,553
Short-Term Investment	31,563,833	—	—	31,563,833
TOTAL INVESTMENTS	$1,809,827,386	$—	$—	$1,809,827,386
See accompanying notes to financial statements.
14

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	920,301	$ 920,577	$ 37,352,425	$ 38,273,665	$663	$—	—	$ —	$ 346
State Street Navigator Securities Lending Portfolio II	29,341,733	29,341,733	163,065,632	160,843,532	—	—	31,563,833	31,563,833	17,316
Total		$30,262,310	$200,418,057	$ 199,117,197	$663	$—		$31,563,833	$17,662
See accompanying notes to financial statements.
15

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.1%
Curtiss-Wright Corp.	50,824	$ 7,047,764
Hexcel Corp. (a)	108,529	5,621,802
Mercury Systems, Inc. (a)	73,775	4,062,052
		16,731,618
AIRLINES — 0.4%
JetBlue Airways Corp. (a)	411,649	5,861,882
AUTO COMPONENTS — 2.6%
Adient PLC (a)	121,907	5,836,907
Dana, Inc.	187,791	4,285,391
Gentex Corp.	143,773	5,010,489
Goodyear Tire & Rubber Co. (a)	363,839	7,757,048
Lear Corp.	77,258	14,134,351
Visteon Corp. (a)	36,445	4,050,497
		41,074,683
AUTOMOBILES — 0.9%
Harley-Davidson, Inc.	199,212	7,508,300
Thor Industries, Inc. (b)	71,904	7,461,478
		14,969,778
BANKS — 7.0%
Associated Banc-Corp.	195,364	4,413,273
Bank of Hawaii Corp.	30,588	2,562,051
Bank OZK	83,422	3,881,626
Cadence Bank	253,765	7,559,659
Cathay General Bancorp	61,435	2,641,091
CIT Group, Inc.	77,458	3,976,694
Commerce Bancshares, Inc.	71,829	4,937,525
Cullen/Frost Bankers, Inc.	32,226	4,062,732
First Horizon Corp.	700,688	11,442,235
FNB Corp.	412,597	5,004,802
Fulton Financial Corp.	210,232	3,573,944
Hancock Whitney Corp.	62,194	3,110,944
Home BancShares, Inc.	123,790	3,014,286
International Bancshares Corp.	69,396	2,941,696
Prosperity Bancshares, Inc.	119,401	8,632,692
Sterling Bancorp	249,424	6,432,645
Synovus Financial Corp.	112,919	5,405,433
Texas Capital Bancshares, Inc. (a)	65,887	3,969,692
See accompanying notes to financial statements.
16

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Umpqua Holdings Corp.	177,836	$ 3,421,565
United Bankshares, Inc.	176,473	6,402,440
Valley National Bancorp	526,973	7,245,879
Webster Financial Corp.	69,604	3,886,687
Wintrust Financial Corp.	36,771	3,339,542
		111,859,133
BEVERAGES — 0.2%
Boston Beer Co., Inc. Class A (a)	4,845	2,447,210
BIOTECHNOLOGY — 0.6%
Exelixis, Inc. (a)	193,729	3,541,366
United Therapeutics Corp. (a)	30,298	6,546,792
		10,088,158
BUILDING PRODUCTS — 1.1%
Lennox International, Inc.	18,362	5,955,898
Owens Corning	130,239	11,786,630
		17,742,528
CAPITAL MARKETS — 0.9%
Federated Hermes, Inc.	66,901	2,514,140
Interactive Brokers Group, Inc. Class A	43,215	3,432,135
Janus Henderson Group PLC	119,898	5,028,522
SEI Investments Co.	56,594	3,448,838
		14,423,635
CHEMICALS — 2.2%
Ashland Global Holdings, Inc.	41,949	4,516,229
Cabot Corp.	73,822	4,148,796
Chemours Co.	210,943	7,079,247
Ingevity Corp. (a)	23,530	1,687,101
Minerals Technologies, Inc.	43,367	3,172,296
NewMarket Corp.	8,930	3,060,490
RPM International, Inc.	82,351	8,317,451
Sensient Technologies Corp.	23,512	2,352,611
		34,334,221
COMMERCIAL SERVICES & SUPPLIES — 1.6%
Brink's Co.	64,029	4,198,382
Clean Harbors, Inc. (a)	26,774	2,671,242
IAA, Inc. (a)	80,794	4,089,792
MillerKnoll, Inc.	97,776	3,831,841
MSA Safety, Inc.	23,240	3,508,310
See accompanying notes to financial statements.
17

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Stericycle, Inc. (a)	118,957	$ 7,094,596
		25,394,163
COMMUNICATIONS EQUIPMENT — 1.0%
Ciena Corp. (a)	74,226	5,713,175
Lumentum Holdings, Inc. (a)	51,420	5,438,693
Viasat, Inc. (a)	95,625	4,259,138
		15,411,006
CONSTRUCTION & ENGINEERING — 2.1%
AECOM (a)	186,728	14,443,411
Dycom Industries, Inc. (a)	24,004	2,250,615
EMCOR Group, Inc.	69,117	8,804,815
Fluor Corp. (a) (b)	184,109	4,560,380
MasTec, Inc. (a)	36,541	3,372,003
		33,431,224
CONSUMER FINANCE — 0.4%
FirstCash Holdings, Inc.	52,210	3,905,830
Prog Holdings, Inc.	68,709	3,099,463
		7,005,293
CONTAINERS & PACKAGING — 1.2%
AptarGroup, Inc.	46,271	5,667,272
Greif, Inc. Class A	34,576	2,087,353
Silgan Holdings, Inc.	109,250	4,680,270
Sonoco Products Co.	127,358	7,372,755
		19,807,650
DIVERSIFIED CONSUMER SERVICES — 0.7%
Graham Holdings Co. Class B	5,193	3,270,707
Grand Canyon Education, Inc. (a)	52,206	4,474,576
H&R Block, Inc.	123,609	2,912,228
		10,657,511
DIVERSIFIED FINANCIAL SERVICES — 0.6%
Voya Financial, Inc.	143,723	9,530,272
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Iridium Communications, Inc. (a)	80,944	3,342,178
ELECTRIC UTILITIES — 1.8%
ALLETE, Inc.	67,935	4,507,487
Hawaiian Electric Industries, Inc.	141,440	5,869,760
IDACORP, Inc.	65,426	7,413,420
See accompanying notes to financial statements.
18

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
OGE Energy Corp.	163,280	$ 6,266,686
PNM Resources, Inc.	110,909	5,058,560
		29,115,913
ELECTRICAL EQUIPMENT — 2.0%
EnerSys	54,128	4,279,360
Hubbell, Inc.	32,386	6,745,032
nVent Electric PLC	89,904	3,416,352
Regal Rexnord Corp.	50,911	8,664,034
Sunrun, Inc. (a) (b)	268,172	9,198,299
		32,303,077
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.0%
Arrow Electronics, Inc. (a)	90,245	12,117,196
Avnet, Inc.	129,140	5,324,442
Belden, Inc.	58,493	3,844,745
Cognex Corp.	84,644	6,581,918
II-VI, Inc. (a) (b)	71,795	4,905,752
Jabil, Inc.	103,957	7,313,375
Littelfuse, Inc.	12,165	3,828,082
National Instruments Corp.	80,757	3,526,658
TD SYNNEX Corp.	53,477	6,115,630
Vishay Intertechnology, Inc.	172,929	3,781,957
Vontier Corp.	218,855	6,725,414
		64,065,169
ENERGY EQUIPMENT & SERVICES — 0.6%
ChampionX Corp. (a)	139,599	2,821,296
Nov, Inc.	505,845	6,854,200
		9,675,496
ENTERTAINMENT — 0.1%
World Wrestling Entertainment, Inc. Class A (b)	22,204	1,095,545
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 10.9%
American Campus Communities, Inc. REIT	80,938	4,636,938
Apartment Income REIT Corp.	107,721	5,889,107
Brixmor Property Group, Inc. REIT	173,991	4,421,111
Corporate Office Properties Trust REIT	146,280	4,091,452
Cousins Properties, Inc. REIT	192,560	7,756,317
CyrusOne, Inc. REIT	57,749	5,181,240
Douglas Emmett, Inc. REIT	122,341	4,098,424
EPR Properties REIT	97,350	4,623,151
First Industrial Realty Trust, Inc. REIT	52,621	3,483,510
See accompanying notes to financial statements.
19

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Healthcare Realty Trust, Inc. REIT	101,883	$ 3,223,578
Highwoods Properties, Inc. REIT	135,122	6,025,090
Hudson Pacific Properties, Inc. REIT	197,261	4,874,319
JBG SMITH Properties REIT	148,674	4,268,431
Kilroy Realty Corp. REIT	135,763	9,022,809
Kite Realty Group Trust REIT	283,467	6,173,911
Lamar Advertising Co. Class A REIT	38,127	4,624,805
Macerich Co. REIT	277,246	4,790,811
Medical Properties Trust, Inc. REIT	773,106	18,268,495
National Retail Properties, Inc. REIT	124,998	6,008,654
Omega Healthcare Investors, Inc. REIT	309,571	9,160,206
Park Hotels & Resorts, Inc. REIT (a)	306,082	5,778,828
Pebblebrook Hotel Trust REIT	171,135	3,828,290
Physicians Realty Trust REIT	285,024	5,367,002
PotlatchDeltic Corp. REIT	48,934	2,946,805
PS Business Parks, Inc. REIT	9,703	1,787,002
Rayonier, Inc. REIT	74,602	3,010,937
Sabra Health Care REIT, Inc.	297,762	4,031,697
SL Green Realty Corp. REIT	86,326	6,189,574
Spirit Realty Capital, Inc. REIT	159,668	7,694,401
STORE Capital Corp. REIT	318,042	10,940,645
Urban Edge Properties REIT	78,926	1,499,594
		173,697,134
FOOD & STAPLES RETAILING — 2.4%
BJ's Wholesale Club Holdings, Inc. (a)	176,911	11,847,730
Casey's General Stores, Inc.	48,056	9,483,851
Grocery Outlet Holding Corp. (a) (b)	113,889	3,220,781
Performance Food Group Co. (a)	199,945	9,175,476
Sprouts Farmers Market, Inc. (a)	146,151	4,337,762
		38,065,600
FOOD PRODUCTS — 2.3%
Flowers Foods, Inc.	257,257	7,066,850
Hain Celestial Group, Inc. (a)	120,147	5,119,464
Ingredion, Inc.	86,165	8,326,985
Lancaster Colony Corp.	13,436	2,225,001
Pilgrim's Pride Corp. (a)	63,514	1,791,095
Post Holdings, Inc. (a)	75,790	8,543,807
Sanderson Farms, Inc.	14,485	2,767,794
Tootsie Roll Industries, Inc.	2,808	101,734
		35,942,730
See accompanying notes to financial statements.
20

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
GAS UTILITIES — 2.3%
National Fuel Gas Co.	57,015	$ 3,645,539
New Jersey Resources Corp.	125,501	5,153,071
ONE Gas, Inc.	69,684	5,406,782
Southwest Gas Holdings, Inc. (a)	78,504	5,499,205
Spire, Inc.	67,337	4,391,719
UGI Corp.	271,030	12,442,987
		36,539,303
HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Envista Holdings Corp. (a)	209,106	9,422,316
Globus Medical, Inc. Class A (a)	41,240	2,977,528
Haemonetics Corp. (a)	66,567	3,530,714
ICU Medical, Inc. (a)	13,835	3,283,599
Integra LifeSciences Holdings Corp. (a)	46,467	3,112,824
LivaNova PLC (a)	27,715	2,423,123
Neogen Corp. (a)	58,880	2,673,741
NuVasive, Inc. (a)	67,378	3,535,997
		30,959,842
HEALTH CARE PROVIDERS & SERVICES — 3.4%
Acadia Healthcare Co., Inc. (a)	116,465	7,069,425
Amedisys, Inc. (a)	42,225	6,835,383
Chemed Corp.	8,605	4,552,389
Encompass Health Corp.	128,892	8,411,492
HealthEquity, Inc. (a)	35,900	1,588,216
LHC Group, Inc. (a)	40,940	5,618,196
Molina Healthcare, Inc. (a)	38,672	12,300,790
Patterson Cos., Inc.	112,854	3,312,265
Progyny, Inc. (a)	34,528	1,738,485
R1 RCM, Inc. (a)	72,985	1,860,388
		53,287,029
HOTELS, RESTAURANTS & LEISURE — 1.9%
Choice Hotels International, Inc.	13,688	2,135,191
Cracker Barrel Old Country Store, Inc.	30,368	3,906,540
Jack in the Box, Inc.	8,800	769,824
Marriott Vacations Worldwide Corp.	30,511	5,155,749
Six Flags Entertainment Corp. (a)	51,447	2,190,613
Texas Roadhouse, Inc.	36,295	3,240,418
Travel + Leisure Co.	111,746	6,176,201
Wendy's Co.	115,009	2,742,965
See accompanying notes to financial statements.
21

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Wyndham Hotels & Resorts, Inc.	42,110	$ 3,775,161
		30,092,662
HOUSEHOLD DURABLES — 2.0%
KB Home	111,524	4,988,468
Leggett & Platt, Inc.	172,648	7,106,192
Taylor Morrison Home Corp. (a)	159,010	5,558,990
Toll Brothers, Inc.	148,207	10,728,705
Tri Pointe Homes, Inc. (a)	144,717	4,036,157
		32,418,512
HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc.	81,987	3,287,679
INSURANCE — 5.8%
Alleghany Corp. (a)	17,753	11,851,725
American Financial Group, Inc.	45,364	6,229,384
Brighthouse Financial, Inc. (a)	103,234	5,347,521
CNO Financial Group, Inc.	160,598	3,828,656
First American Financial Corp.	76,687	5,999,224
Hanover Insurance Group, Inc.	46,021	6,031,512
Kemper Corp.	77,923	4,581,093
Mercury General Corp.	34,664	1,839,272
Old Republic International Corp.	369,860	9,091,159
Primerica, Inc.	19,580	3,001,027
Reinsurance Group of America, Inc.	87,538	9,584,536
RenaissanceRe Holdings, Ltd.	59,658	10,101,889
RLI Corp.	20,746	2,325,627
Selective Insurance Group, Inc.	77,864	6,380,176
Unum Group	264,677	6,503,114
		92,695,915
INTERACTIVE MEDIA & SERVICES — 0.2%
TripAdvisor, Inc. (a)	74,925	2,042,455
Yelp, Inc. (a)	45,616	1,653,124
		3,695,579
IT SERVICES — 1.8%
Alliance Data Systems Corp.	64,397	4,286,908
Genpact, Ltd.	76,576	4,064,654
Kyndryl Holdings, Inc. (a)	233,195	4,220,830
Sabre Corp. (a) (b)	219,241	1,883,280
Western Union Co.	520,826	9,291,536
See accompanying notes to financial statements.
22

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
WEX, Inc. (a)	33,267	$ 4,670,354
		28,417,562
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Callaway Golf Co. (a)	152,584	4,186,905
Polaris, Inc.	42,346	4,654,249
		8,841,154
MACHINERY — 5.7%
AGCO Corp.	79,465	9,219,529
Colfax Corp. (a)	102,731	4,722,544
Crane Co.	33,148	3,372,146
Donaldson Co., Inc.	78,358	4,643,495
Flowserve Corp.	168,489	5,155,764
Graco, Inc.	88,004	7,094,883
ITT, Inc.	49,038	5,011,193
Kennametal, Inc.	108,953	3,912,502
Lincoln Electric Holdings, Inc.	32,040	4,468,619
Middleby Corp. (a)	25,937	5,103,364
Nordson Corp.	27,979	7,142,199
Oshkosh Corp.	88,927	10,022,962
Terex Corp.	90,852	3,992,945
Timken Co.	89,389	6,193,764
Trinity Industries, Inc.	53,344	1,610,989
Woodward, Inc.	81,632	8,935,439
		90,602,337
MARINE — 0.3%
Kirby Corp. (a)	78,281	4,651,457
MEDIA — 0.9%
Cable One, Inc.	2,670	4,708,411
John Wiley & Sons, Inc. Class A	28,433	1,628,358
New York Times Co. Class A	91,374	4,413,364
TEGNA, Inc.	161,517	2,997,756
		13,747,889
METALS & MINING — 2.8%
Alcoa Corp.	145,459	8,666,447
Commercial Metals Co.	156,072	5,663,853
Compass Minerals International, Inc.	44,405	2,268,207
Reliance Steel & Aluminum Co.	81,165	13,166,586
Royal Gold, Inc.	34,204	3,598,603
United States Steel Corp. (b)	350,002	8,333,548
See accompanying notes to financial statements.
23

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Worthington Industries, Inc.	42,153	$ 2,304,083
		44,001,327
MULTI-UTILITIES — 1.1%
Black Hills Corp.	82,581	5,827,741
MDU Resources Group, Inc.	263,324	8,120,912
NorthWestern Corp. (b)	68,605	3,921,462
		17,870,115
MULTILINE RETAIL — 1.7%
Kohl's Corp.	195,068	9,634,408
Macy's, Inc.	401,277	10,505,432
Nordstrom, Inc. (a) (b)	144,972	3,279,267
Ollie's Bargain Outlet Holdings, Inc. (a)	78,814	4,034,489
		27,453,596
OIL, GAS & CONSUMABLE FUELS — 1.6%
CNX Resources Corp. (a)	145,864	2,005,630
DTE Midstream LLC (a)	73,123	3,508,442
EQT Corp. (a)	391,622	8,541,276
Equitrans Midstream Corp.	526,038	5,439,233
HollyFrontier Corp.	193,462	6,341,684
		25,836,265
PERSONAL PRODUCTS — 0.5%
Coty, Inc. Class A (a)	436,774	4,586,127
Nu Skin Enterprises, Inc. Class A	64,902	3,293,777
		7,879,904
PHARMACEUTICALS — 1.1%
Jazz Pharmaceuticals PLC (a)	79,599	10,140,913
Perrigo Co. PLC	173,231	6,738,686
		16,879,599
PROFESSIONAL SERVICES — 1.5%
CACI International, Inc. Class A (a)	30,198	8,129,604
KBR, Inc.	64,000	3,047,680
ManpowerGroup, Inc.	70,249	6,837,335
Science Applications International Corp.	74,509	6,228,207
		24,242,826
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Jones Lang LaSalle, Inc. (a)	33,333	8,977,910
See accompanying notes to financial statements.
24

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
ROAD & RAIL — 2.2%
Knight-Swift Transportation Holdings, Inc.	215,073	$ 13,106,549
Landstar System, Inc.	17,227	3,083,977
Ryder System, Inc.	69,453	5,725,011
Werner Enterprises, Inc.	79,301	3,779,486
XPO Logistics, Inc. (a)	127,791	9,894,857
		35,589,880
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.8%
Amkor Technology, Inc.	77,096	1,911,210
Cirrus Logic, Inc. (a)	38,704	3,561,542
CMC Materials, Inc.	12,265	2,351,078
First Solar, Inc. (a)	52,810	4,602,920
MKS Instruments, Inc.	32,335	5,631,787
Semtech Corp. (a)	28,580	2,541,619
Wolfspeed, Inc. (a)	67,540	7,548,946
		28,149,102
SOFTWARE — 1.7%
ACI Worldwide, Inc. (a)	81,183	2,817,050
Blackbaud, Inc. (a)	18,947	1,496,434
CDK Global, Inc.	81,724	3,411,160
Cerence, Inc. (a) (b)	23,735	1,819,050
CommVault Systems, Inc. (a)	20,774	1,431,744
Envestnet, Inc. (a)	33,439	2,653,050
Fair Isaac Corp. (a)	14,929	6,474,260
NCR Corp. (a)	170,866	6,868,813
		26,971,561
SPECIALTY RETAIL — 2.2%
American Eagle Outfitters, Inc. (b)	116,022	2,937,677
AutoNation, Inc. (a)	27,347	3,195,497
Foot Locker, Inc.	117,555	5,128,924
Lithia Motors, Inc.	39,260	11,658,257
Murphy USA, Inc.	30,553	6,087,380
Urban Outfitters, Inc. (a)	85,919	2,522,582
Victoria's Secret & Co. (a)	47,628	2,645,259
		34,175,576
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
Xerox Holdings Corp.	178,971	4,051,903
TEXTILES, APPAREL & LUXURY GOODS — 1.5%
Capri Holdings, Ltd. (a)	76,356	4,956,268
See accompanying notes to financial statements.
25

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Carter's, Inc.	54,632	$ 5,529,851
Columbia Sportswear Co.	21,218	2,067,482
Hanesbrands, Inc.	452,196	7,560,717
Skechers U.S.A., Inc. Class A (a)	93,150	4,042,710
		24,157,028
THRIFTS & MORTGAGE FINANCE — 1.4%
Essent Group, Ltd.	142,936	6,507,876
MGIC Investment Corp.	421,374	6,076,213
New York Community Bancorp, Inc.	602,138	7,352,105
Washington Federal, Inc.	84,909	2,834,263
		22,770,457
TRADING COMPANIES & DISTRIBUTORS — 1.3%
GATX Corp.	45,866	4,778,779
MSC Industrial Direct Co., Inc. Class A	60,611	5,094,961
Univar Solutions, Inc. (a)	221,258	6,272,664
Watsco, Inc.	14,554	4,553,655
		20,700,059
WATER UTILITIES — 0.4%
Essential Utilities, Inc.	110,116	5,912,128
TOTAL COMMON STOCKS (Cost $1,568,831,831)		1,582,928,963
SHORT-TERM INVESTMENT — 0.2%
State Street Navigator Securities Lending Portfolio II (c) (d) (Cost $3,057,935)	3,057,935	3,057,935
TOTAL INVESTMENTS — 99.9% (Cost $1,571,889,766)		1,585,986,898
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,752,859
NET ASSETS — 100.0%		$ 1,587,739,757
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
26

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,582,928,963	$—	$—	$1,582,928,963
Short-Term Investment	3,057,935	—	—	3,057,935
TOTAL INVESTMENTS	$1,585,986,898	$—	$—	$1,585,986,898
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,373,204	$2,373,916	$32,386,089	$34,759,736	$(269)	$—	—	$ —	$ 425
State Street Navigator Securities Lending Portfolio II	5,542,107	5,542,107	48,520,733	51,004,905	—	—	3,057,935	3,057,935	2,483
Total		$7,916,023	$80,906,822	$85,764,641	$(269)	$—		$3,057,935	$2,908
See accompanying notes to financial statements.
27

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.1%
AAR Corp. (a)	58,123	$ 2,268,541
Aerojet Rocketdyne Holdings, Inc.	129,201	6,041,439
AeroVironment, Inc. (a)	39,792	2,468,298
Kaman Corp.	47,967	2,069,776
Moog, Inc. Class A	50,508	4,089,633
National Presto Industries, Inc.	8,874	727,934
Park Aerospace Corp.	33,813	446,331
Triumph Group, Inc. (a)	112,807	2,090,314
		20,202,266
AIR FREIGHT & LOGISTICS — 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	46,515	4,377,992
Forward Air Corp.	46,494	5,629,958
Hub Group, Inc. Class A (a)	58,575	4,934,358
		14,942,308
AIRLINES — 0.5%
Allegiant Travel Co. (a)	26,173	4,895,398
Hawaiian Holdings, Inc. (a)	89,400	1,642,278
SkyWest, Inc. (a)	86,846	3,413,048
		9,950,724
AUTO COMPONENTS — 1.4%
American Axle & Manufacturing Holdings, Inc. (a)	199,143	1,858,004
Cooper-Standard Holdings, Inc. (a)	29,650	664,457
Dorman Products, Inc. (a)	49,075	5,545,966
Gentherm, Inc. (a)	57,284	4,977,980
LCI Industries	43,574	6,791,879
Motorcar Parts of America, Inc. (a)	33,317	568,721
Patrick Industries, Inc.	38,780	3,129,158
Standard Motor Products, Inc.	33,018	1,729,813
		25,265,978
AUTOMOBILES — 0.2%
Winnebago Industries, Inc.	57,723	4,324,607
BANKS — 10.4%
Allegiance Bancshares, Inc.	32,838	1,386,092
Ameris Bancorp	114,157	5,671,320
Banc of California, Inc.	93,808	1,840,513
BancFirst Corp.	32,521	2,294,682
Bancorp, Inc. (a)	98,229	2,486,176
See accompanying notes to financial statements.
28

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
BankUnited, Inc.	153,670	$ 6,501,778
Banner Corp.	59,064	3,583,413
Berkshire Hills Bancorp, Inc.	83,878	2,384,651
Brookline Bancorp, Inc.	133,830	2,166,708
Central Pacific Financial Corp.	48,167	1,356,864
City Holding Co.	26,104	2,135,046
Columbia Banking System, Inc.	134,077	4,386,999
Community Bank System, Inc.	93,018	6,927,981
Customers Bancorp, Inc. (a)	51,446	3,363,025
CVB Financial Corp.	219,776	4,705,404
Dime Community Bancshares, Inc.	57,177	2,010,343
Eagle Bancorp, Inc.	55,074	3,213,017
FB Financial Corp.	62,141	2,723,019
First BanCorp (b)	354,791	4,889,020
First BanCorp (b)	59,535	2,721,940
First Commonwealth Financial Corp.	163,667	2,633,402
First Financial Bancorp	161,747	3,943,392
First Hawaiian, Inc.	222,241	6,073,846
First Midwest Bancorp, Inc.	196,936	4,033,249
Great Western Bancorp, Inc.	95,053	3,228,000
Hanmi Financial Corp.	52,357	1,239,814
Heritage Financial Corp.	60,604	1,481,162
Hilltop Holdings, Inc.	104,832	3,683,796
HomeStreet, Inc.	35,234	1,832,168
Hope Bancorp, Inc.	207,298	3,049,354
Independent Bank Corp.	81,970	6,683,014
Independent Bank Group, Inc.	63,685	4,594,873
Investors Bancorp, Inc.	388,987	5,893,153
Lakeland Financial Corp. (c)	43,674	3,500,034
Meta Financial Group, Inc.	54,641	3,259,882
National Bank Holdings Corp. Class A	52,237	2,295,294
NBT Bancorp, Inc.	74,742	2,879,062
OFG Bancorp	85,959	2,283,071
Old National Bancorp	286,020	5,182,682
Pacific Premier Bancorp, Inc.	162,757	6,515,163
Park National Corp. (c)	24,844	3,411,330
Preferred Bank	23,571	1,692,162
Renasant Corp.	96,165	3,649,462
S&T Bancorp, Inc.	67,854	2,138,758
Seacoast Banking Corp. of Florida	100,578	3,559,455
ServisFirst Bancshares, Inc.	84,147	7,147,446
Simmons First National Corp. Class A	198,131	5,860,715
See accompanying notes to financial statements.
29

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Southside Bancshares, Inc.	55,667	$ 2,327,994
Tompkins Financial Corp.	20,498	1,713,223
Triumph Bancorp, Inc. (a)	40,736	4,850,843
Trustmark Corp.	107,656	3,494,514
United Community Banks, Inc.	180,337	6,481,312
Veritex Holdings, Inc.	84,991	3,380,942
Westamerica BanCorp	46,291	2,672,379
		193,412,937
BEVERAGES — 0.7%
Celsius Holdings, Inc. (a) (c)	65,793	4,906,184
Coca-Cola Consolidated, Inc.	7,995	4,950,424
MGP Ingredients, Inc. (c)	21,850	1,857,032
National Beverage Corp.	40,200	1,822,266
		13,535,906
BIOTECHNOLOGY — 2.2%
Anika Therapeutics, Inc. (a)	25,174	901,984
Avid Bioservices, Inc. (a)	105,785	3,086,806
Coherus Biosciences, Inc. (a)	111,002	1,771,592
Cytokinetics, Inc. (a)	144,707	6,595,745
Eagle Pharmaceuticals, Inc. (a)	19,544	995,181
Emergent BioSolutions, Inc. (a)	82,565	3,589,101
Enanta Pharmaceuticals, Inc. (a)	31,054	2,322,218
Ligand Pharmaceuticals, Inc. (a)	28,819	4,451,383
Myriad Genetics, Inc. (a)	136,412	3,764,971
Organogenesis Holdings, Inc. (a)	109,964	1,016,067
REGENXBIO, Inc. (a)	65,568	2,144,074
Spectrum Pharmaceuticals, Inc. (a)	285,727	362,873
uniQure NV (a) (c)	62,826	1,303,011
Vanda Pharmaceuticals, Inc. (a)	97,163	1,524,488
Vericel Corp. (a)	80,721	3,172,335
Xencor, Inc. (a)	100,881	4,047,346
		41,049,175
BUILDING PRODUCTS — 2.0%
AAON, Inc.	71,475	5,677,259
American Woodmark Corp. (a)	28,505	1,858,526
Apogee Enterprises, Inc.	43,657	2,102,085
Gibraltar Industries, Inc. (a)	56,379	3,759,352
Griffon Corp.	82,023	2,336,015
Insteel Industries, Inc.	33,786	1,345,021
PGT Innovations, Inc. (a)	102,737	2,310,555
See accompanying notes to financial statements.
30

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Quanex Building Products Corp.	58,698	$ 1,454,536
Resideo Technologies, Inc. (a)	249,121	6,484,620
UFP Industries, Inc.	106,822	9,828,692
		37,156,661
CAPITAL MARKETS — 1.0%
B Riley Financial, Inc.	27,607	2,453,158
Blucora, Inc. (a)	84,985	1,471,940
Brightsphere Investment Group, Inc.	61,835	1,582,976
Donnelley Financial Solutions, Inc. (a)	50,247	2,368,643
Greenhill & Co., Inc.	24,954	447,425
Piper Sandler Cos.	24,351	4,346,897
StoneX Group, Inc. (a)	29,051	1,779,374
Virtus Investment Partners, Inc.	12,260	3,642,446
WisdomTree Investments, Inc. (c)	190,022	1,162,935
		19,255,794
CHEMICALS — 3.0%
AdvanSix, Inc.	48,481	2,290,727
American Vanguard Corp.	47,078	771,608
Balchem Corp.	55,841	9,414,792
Ferro Corp. (a)	142,726	3,115,708
FutureFuel Corp.	44,745	341,852
GCP Applied Technologies, Inc. (a)	92,568	2,930,703
Hawkins, Inc.	32,936	1,299,325
HB Fuller Co.	90,667	7,344,027
Innospec, Inc.	42,543	3,843,335
Koppers Holdings, Inc. (a)	37,226	1,165,174
Kraton Corp. (a)	55,405	2,566,360
Livent Corp. (a) (c)	278,815	6,797,510
Quaker Chemical Corp. (c)	23,115	5,334,480
Rayonier Advanced Materials, Inc. (a)	111,407	636,134
Stepan Co.	36,751	4,567,782
Tredegar Corp.	44,699	528,342
Trinseo PLC	66,960	3,512,722
		56,460,581
COMMERCIAL SERVICES & SUPPLIES — 2.1%
ABM Industries, Inc.	116,011	4,739,049
Brady Corp. Class A	83,725	4,512,778
CoreCivic, Inc. REIT (a)	209,991	2,093,610
Deluxe Corp.	73,467	2,359,025
Harsco Corp. (a)	136,475	2,280,497
See accompanying notes to financial statements.
31

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Healthcare Services Group, Inc.	128,517	$ 2,286,318
HNI Corp.	75,119	3,158,754
Interface, Inc.	103,078	1,644,094
KAR Auction Services, Inc. (a)	207,132	3,235,402
Matthews International Corp. Class A	54,500	1,998,515
Pitney Bowes, Inc.	285,143	1,890,498
UniFirst Corp.	26,278	5,528,891
US Ecology, Inc. (a)	55,087	1,759,479
Viad Corp. (a)	35,756	1,529,999
		39,016,909
COMMUNICATIONS EQUIPMENT — 1.4%
ADTRAN, Inc.	84,792	1,935,801
CalAmp Corp. (a)	61,454	433,865
Comtech Telecommunications Corp. (c)	45,481	1,077,445
Digi International, Inc. (a)	59,595	1,464,249
Extreme Networks, Inc. (a)	221,611	3,479,293
Harmonic, Inc. (a) (c)	177,786	2,090,763
NETGEAR, Inc. (a)	50,374	1,471,425
NetScout Systems, Inc. (a)	127,430	4,215,385
Plantronics, Inc. (a) (c)	74,048	2,172,568
Viavi Solutions, Inc. (a)	410,072	7,225,469
		25,566,263
CONSTRUCTION & ENGINEERING — 1.1%
Arcosa, Inc.	83,391	4,394,706
Comfort Systems USA, Inc.	62,148	6,148,923
Granite Construction, Inc.	79,043	3,058,964
MYR Group, Inc. (a)	29,080	3,214,794
NV5 Global, Inc. (a)	20,313	2,805,631
		19,623,018
CONSUMER FINANCE — 0.9%
Encore Capital Group, Inc. (a) (c)	42,757	2,655,637
Enova International, Inc. (a)	62,821	2,573,148
EZCORP, Inc. Class A (a)	92,528	681,932
Green Dot Corp. Class A (a)	94,274	3,416,490
LendingTree, Inc. (a)	19,985	2,450,161
PRA Group, Inc. (a)	75,172	3,774,386
World Acceptance Corp. (a) (c)	7,296	1,790,657
		17,342,411
CONTAINERS & PACKAGING — 0.2%
Myers Industries, Inc.	63,184	1,264,312
See accompanying notes to financial statements.
32

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
O-I Glass, Inc. (a)	270,418	$ 3,253,128
		4,517,440
DIVERSIFIED CONSUMER SERVICES — 0.5%
Adtalem Global Education, Inc. (a)	86,364	2,552,920
American Public Education, Inc. (a)	32,630	726,017
Perdoceo Education Corp. (a)	122,361	1,438,965
Strategic Education, Inc.	38,983	2,254,777
WW International, Inc. (a) (c)	92,720	1,495,574
		8,468,253
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
ATN International, Inc.	19,065	761,647
Cogent Communications Holdings, Inc.	73,183	5,355,532
Consolidated Communications Holdings, Inc. (a)	125,847	941,335
		7,058,514
ELECTRICAL EQUIPMENT — 0.4%
AZZ, Inc.	42,805	2,366,688
Encore Wire Corp.	34,936	4,999,342
Powell Industries, Inc.	15,652	461,578
		7,827,608
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.9%
Advanced Energy Industries, Inc.	64,988	5,917,807
Arlo Technologies, Inc. (a)	145,362	1,524,847
Badger Meter, Inc.	50,468	5,377,870
Benchmark Electronics, Inc.	60,635	1,643,209
CTS Corp.	55,541	2,039,466
ePlus, Inc. (a)	46,571	2,509,245
Fabrinet (a)	63,859	7,565,376
FARO Technologies, Inc. (a)	31,409	2,199,258
Insight Enterprises, Inc. (a)	60,223	6,419,772
Itron, Inc. (a)	78,060	5,348,671
Knowles Corp. (a)	159,299	3,719,632
Methode Electronics, Inc.	65,806	3,235,681
OSI Systems, Inc. (a)	28,796	2,683,787
PC Connection, Inc.	19,190	827,665
Plexus Corp. (a)	48,683	4,668,213
Rogers Corp. (a)	32,280	8,812,440
Sanmina Corp. (a)	111,018	4,602,806
ScanSource, Inc. (a)	44,474	1,560,148
See accompanying notes to financial statements.
33

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
TTM Technologies, Inc. (a)	179,943	$ 2,681,151
		73,337,044
ENERGY EQUIPMENT & SERVICES — 1.2%
Archrock, Inc.	230,928	1,727,342
Bristow Group, Inc. (a)	40,487	1,282,223
Core Laboratories NV	79,750	1,779,223
DMC Global, Inc. (a)	32,739	1,296,792
Dril-Quip, Inc. (a)	61,834	1,216,893
Helix Energy Solutions Group, Inc. (a) (c)	247,461	772,078
Helmerich & Payne, Inc.	186,129	4,411,257
Nabors Industries, Ltd. (a)	13,573	1,100,635
Oceaneering International, Inc. (a)	171,943	1,944,675
Oil States International, Inc. (a)	107,604	534,792
Patterson-UTI Energy, Inc.	370,929	3,134,350
ProPetro Holding Corp. (a)	147,680	1,196,208
RPC, Inc. (a)	124,341	564,508
US Silica Holdings, Inc. (a)	130,512	1,226,813
		22,187,789
ENTERTAINMENT — 0.2%
Cinemark Holdings, Inc. (a) (c)	183,543	2,958,713
Marcus Corp. (a) (c)	38,172	681,752
		3,640,465
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 7.4%
Acadia Realty Trust REIT	152,560	3,330,385
Agree Realty Corp. REIT (c)	120,693	8,612,652
Alexander & Baldwin, Inc. REIT (a)	125,022	3,136,802
American Assets Trust, Inc. REIT	90,706	3,404,196
Armada Hoffler Properties, Inc. REIT	106,574	1,622,056
Brandywine Realty Trust REIT	295,190	3,961,450
CareTrust REIT, Inc.	167,323	3,819,984
Centerspace REIT	24,557	2,723,371
Chatham Lodging Trust REIT (a)	85,321	1,170,604
Community Healthcare Trust, Inc. REIT	40,548	1,916,704
DiamondRock Hospitality Co. REIT (a)	363,212	3,490,467
Diversified Healthcare Trust REIT	416,239	1,286,178
Easterly Government Properties, Inc. REIT	146,830	3,365,344
Essential Properties Realty Trust, Inc. REIT	206,918	5,965,446
Four Corners Property Trust, Inc. REIT	133,226	3,918,177
Franklin Street Properties Corp. REIT	163,587	973,343
GEO Group, Inc. REIT (a) (c)	214,226	1,660,251
See accompanying notes to financial statements.
34

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Getty Realty Corp. REIT	67,947	$ 2,180,419
Global Net Lease, Inc. REIT	176,026	2,689,677
Hersha Hospitality Trust REIT (a)	57,492	527,202
Independence Realty Trust, Inc. REIT	180,311	4,657,433
Industrial Logistics Properties Trust REIT	112,769	2,824,863
Innovative Industrial Properties, Inc. REIT (c)	41,259	10,847,404
iStar, Inc. REIT (c)	119,789	3,094,150
LTC Properties, Inc. REIT (c)	67,846	2,316,262
LXP Industrial Trust REIT	485,754	7,587,477
NexPoint Residential Trust, Inc. REIT	39,153	3,282,196
Office Properties Income Trust REIT	84,523	2,099,551
Orion Office REIT, Inc. (a)	93,300	1,741,911
Retail Opportunity Investments Corp. REIT	209,468	4,105,573
RPT Realty REIT	141,965	1,899,492
Safehold, Inc. REIT	23,281	1,858,988
Saul Centers, Inc. REIT	22,683	1,202,653
Service Properties Trust REIT	284,554	2,501,230
SITE Centers Corp. REIT	309,746	4,903,279
Summit Hotel Properties, Inc. REIT (a)	186,112	1,816,453
Tanger Factory Outlet Centers, Inc. REIT	179,360	3,458,061
Uniti Group, Inc. REIT (c)	408,370	5,721,264
Universal Health Realty Income Trust REIT	22,365	1,330,047
Urstadt Biddle Properties, Inc. Class A REIT	52,567	1,119,677
Veris Residential, Inc. REIT (a)	138,010	2,536,624
Washington Real Estate Investment Trust	145,928	3,772,239
Whitestone REIT	76,636	776,323
Xenia Hotels & Resorts, Inc. REIT (a)	196,942	3,566,620
		138,774,478
FOOD & STAPLES RETAILING — 0.7%
Andersons, Inc.	53,363	2,065,682
Chefs' Warehouse, Inc. (a)	56,089	1,867,764
PriceSmart, Inc.	41,521	3,038,091
SpartanNash Co.	61,947	1,595,755
United Natural Foods, Inc. (a)	97,231	4,772,097
		13,339,389
FOOD PRODUCTS — 1.4%
B&G Foods, Inc.	111,908	3,438,933
Calavo Growers, Inc.	30,992	1,314,061
Cal-Maine Foods, Inc. (a)	64,555	2,387,889
Fresh Del Monte Produce, Inc.	58,154	1,605,050
J&J Snack Foods Corp.	25,669	4,054,675
See accompanying notes to financial statements.
35

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
John B Sanfilippo & Son, Inc.	15,499	$ 1,397,390
Seneca Foods Corp. Class A (a)	11,252	539,533
Simply Good Foods Co. (a)	145,472	6,047,271
Tootsie Roll Industries, Inc.	29,760	1,078,205
TreeHouse Foods, Inc. (a) (c)	96,199	3,898,946
		25,761,953
GAS UTILITIES — 0.6%
Chesapeake Utilities Corp.	30,387	4,430,728
Northwest Natural Holding Co.	53,000	2,585,340
South Jersey Industries, Inc.	193,998	5,067,228
		12,083,296
HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
AngioDynamics, Inc. (a)	67,178	1,852,769
Avanos Medical, Inc. (a)	83,030	2,878,650
BioLife Solutions, Inc. (a)	50,837	1,894,695
Cardiovascular Systems, Inc. (a)	70,201	1,318,375
CONMED Corp.	50,498	7,158,596
CryoLife, Inc. (a)	68,646	1,396,946
Cutera, Inc. (a) (c)	28,500	1,177,620
Glaukos Corp. (a)	80,823	3,591,774
Heska Corp. (a) (c)	18,442	3,365,481
Inogen, Inc. (a)	35,534	1,208,156
Integer Holdings Corp. (a)	56,937	4,873,238
Lantheus Holdings, Inc. (a)	116,673	3,370,683
LeMaitre Vascular, Inc.	33,571	1,686,271
Meridian Bioscience, Inc. (a)	75,718	1,544,647
Merit Medical Systems, Inc. (a)	87,619	5,458,664
Mesa Laboratories, Inc. (c)	8,959	2,939,358
Natus Medical, Inc. (a)	59,564	1,413,454
OraSure Technologies, Inc. (a) (c)	125,753	1,092,794
Orthofix Medical, Inc. (a)	34,392	1,069,247
Surmodics, Inc. (a)	24,240	1,167,156
Tactile Systems Technology, Inc. (a)	34,523	656,973
Varex Imaging Corp. (a)	67,892	2,141,993
Zynex, Inc. (a) (c)	34,316	342,130
		53,599,670
HEALTH CARE PROVIDERS & SERVICES — 3.9%
Addus HomeCare Corp. (a)	27,422	2,564,231
AMN Healthcare Services, Inc. (a)	81,583	9,980,048
Apollo Medical Holdings, Inc. (a) (c)	65,126	4,785,459
See accompanying notes to financial statements.
36

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Community Health Systems, Inc. (a)	214,108	$ 2,849,778
CorVel Corp. (a)	16,223	3,374,384
Covetrus, Inc. (a)	178,168	3,558,015
Cross Country Healthcare, Inc. (a)	61,663	1,711,765
Ensign Group, Inc.	90,566	7,603,921
Fulgent Genetics, Inc. (a) (c)	33,687	3,388,575
Hanger, Inc. (a)	64,185	1,163,674
Joint Corp. (a)	25,176	1,653,811
Magellan Health, Inc. (a)	40,186	3,817,268
MEDNAX, Inc. (a)	149,153	4,058,453
ModivCare, Inc. (a)	21,230	3,148,197
Owens & Minor, Inc.	130,195	5,663,483
Pennant Group, Inc. (a)	46,964	1,083,929
RadNet, Inc. (a)	77,172	2,323,649
Select Medical Holdings Corp.	182,858	5,376,025
Tivity Health, Inc. (a)	77,227	2,041,882
US Physical Therapy, Inc.	22,284	2,129,236
		72,275,783
HEALTH CARE TECHNOLOGY — 1.3%
Allscripts Healthcare Solutions, Inc. (a)	211,447	3,901,197
Computer Programs & Systems, Inc. (a)	25,566	749,084
HealthStream, Inc. (a)	44,025	1,160,499
NextGen Healthcare, Inc. (a)	98,806	1,757,759
Omnicell, Inc. (a)	75,833	13,683,306
OptimizeRx Corp. (a)	30,807	1,913,423
Simulations Plus, Inc. (c)	27,057	1,279,796
Tabula Rasa HealthCare, Inc. (a)	40,244	603,660
		25,048,724
HOTELS, RESTAURANTS & LEISURE — 1.4%
BJ's Restaurants, Inc. (a)	40,657	1,404,699
Bloomin' Brands, Inc. (a)	140,067	2,938,606
Brinker International, Inc. (a)	78,340	2,866,461
Cheesecake Factory, Inc. (a)	83,664	3,275,446
Chuy's Holdings, Inc. (a)	34,948	1,052,634
Dave & Buster's Entertainment, Inc. (a)	66,542	2,555,213
Dine Brands Global, Inc.	29,992	2,273,693
El Pollo Loco Holdings, Inc. (a)	34,197	485,255
Fiesta Restaurant Group, Inc. (a)	30,227	332,799
Monarch Casino & Resort, Inc. (a)	22,777	1,684,359
Red Robin Gourmet Burgers, Inc. (a)	27,317	451,550
Ruth's Hospitality Group, Inc. (a)	54,549	1,085,525
See accompanying notes to financial statements.
37

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Shake Shack, Inc. Class A (a)	67,542	$ 4,873,831
		25,280,071
HOUSEHOLD DURABLES — 2.5%
Cavco Industries, Inc. (a)	14,703	4,670,408
Century Communities, Inc.	51,209	4,188,384
Ethan Allen Interiors, Inc.	38,237	1,005,251
Installed Building Products, Inc.	40,508	5,659,778
iRobot Corp. (a)	46,527	3,065,199
La-Z-Boy, Inc.	76,380	2,773,358
LGI Homes, Inc. (a)	36,842	5,691,352
M/I Homes, Inc. (a)	50,213	3,122,244
MDC Holdings, Inc.	97,505	5,443,704
Meritage Homes Corp. (a)	64,431	7,864,448
Tupperware Brands Corp. (a)	84,146	1,286,592
Universal Electronics, Inc. (a)	22,538	918,423
		45,689,141
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (a)	17,069	898,341
Central Garden & Pet Co. Class A (a)	69,269	3,314,522
WD-40 Co. (c)	23,643	5,784,024
		9,996,887
INSURANCE — 2.7%
Ambac Financial Group, Inc. (a)	80,687	1,295,026
American Equity Investment Life Holding Co.	142,092	5,530,221
AMERISAFE, Inc.	33,371	1,796,361
Assured Guaranty, Ltd.	120,439	6,046,038
eHealth, Inc. (a) (c)	41,191	1,050,371
Employers Holdings, Inc.	48,175	1,993,481
Genworth Financial, Inc. Class A (a)	875,066	3,544,017
HCI Group, Inc.	13,790	1,152,017
Horace Mann Educators Corp.	71,486	2,766,508
James River Group Holdings, Ltd.	65,202	1,878,470
Palomar Holdings, Inc. (a)	41,585	2,693,460
ProAssurance Corp.	93,099	2,355,405
Safety Insurance Group, Inc.	24,568	2,089,017
Selectquote, Inc. (a)	217,238	1,968,176
SiriusPoint, Ltd. (a)	152,841	1,242,597
Stewart Information Services Corp.	46,376	3,697,558
Trupanion, Inc. (a)	59,189	7,814,724
United Fire Group, Inc.	37,768	875,840
See accompanying notes to financial statements.
38

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Universal Insurance Holdings, Inc.	49,111	$ 834,887
		50,624,174
INTERACTIVE MEDIA & SERVICES — 0.2%
Cars.com, Inc. (a)	112,636	1,812,313
QuinStreet, Inc. (a)	86,142	1,566,923
		3,379,236
INTERNET & DIRECT MARKETING RETAIL — 0.3%
Liquidity Services, Inc. (a)	46,448	1,025,572
PetMed Express, Inc. (c)	35,503	896,806
Shutterstock, Inc.	40,380	4,477,334
		6,399,712
IT SERVICES — 1.6%
CSG Systems International, Inc.	56,290	3,243,430
EVERTEC, Inc.	103,099	5,152,888
ExlService Holdings, Inc. (a)	57,514	8,326,302
Perficient, Inc. (a)	56,879	7,353,886
TTEC Holdings, Inc.	31,617	2,862,919
Unisys Corp. (a)	115,702	2,379,990
		29,319,415
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Sturm Ruger & Co., Inc. (c)	30,344	2,063,999
Vista Outdoor, Inc. (a)	98,834	4,553,282
		6,617,281
LIFE SCIENCES TOOLS & SERVICES — 0.4%
NeoGenomics, Inc. (a)	212,471	7,249,511
MACHINERY — 5.6%
Alamo Group, Inc.	17,031	2,506,622
Albany International Corp. Class A	55,831	4,938,252
Astec Industries, Inc.	39,293	2,721,826
Barnes Group, Inc.	80,331	3,742,621
Chart Industries, Inc. (a)	61,477	9,804,967
CIRCOR International, Inc. (a)	35,339	960,514
Enerpac Tool Group Corp.	103,949	2,108,086
EnPro Industries, Inc.	35,517	3,909,356
ESCO Technologies, Inc.	44,941	4,044,241
Federal Signal Corp.	105,325	4,564,785
Franklin Electric Co., Inc.	67,243	6,358,498
Greenbrier Cos., Inc.	56,647	2,599,531
See accompanying notes to financial statements.
39

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Hillenbrand, Inc.	126,066	$ 6,554,171
John Bean Technologies Corp.	54,805	8,415,856
Lindsay Corp.	18,794	2,856,688
Meritor, Inc. (a)	120,950	2,997,141
Mueller Industries, Inc.	98,969	5,874,800
Proto Labs, Inc. (a)	47,553	2,441,846
SPX Corp. (a)	78,327	4,674,555
SPX FLOW, Inc.	72,366	6,258,212
Standex International Corp.	21,036	2,327,844
Tennant Co.	31,966	2,590,525
Titan International, Inc. (a)	89,032	975,791
Wabash National Corp.	85,227	1,663,631
Watts Water Technologies, Inc. Class A	47,565	9,235,696
		105,126,055
MARINE — 0.4%
Matson, Inc.	72,472	6,524,654
MEDIA — 0.7%
AMC Networks, Inc. Class A (a)	51,010	1,756,784
EW Scripps Co. Class A	98,522	1,906,401
Gannett Co., Inc. (a)	248,494	1,324,473
Loyalty Ventures, Inc. (a)	34,772	1,045,594
Scholastic Corp.	52,463	2,096,421
TechTarget, Inc. (a)	44,465	4,253,522
Thryv Holdings, Inc. (a)	29,553	1,215,515
		13,598,710
METALS & MINING — 1.3%
Allegheny Technologies, Inc. (a)	219,424	3,495,424
Arconic Corp. (a)	183,728	6,064,861
Carpenter Technology Corp.	83,872	2,448,224
Century Aluminum Co. (a)	88,112	1,459,135
Haynes International, Inc.	22,186	894,761
Kaiser Aluminum Corp.	27,342	2,568,507
Materion Corp.	35,262	3,241,988
Olympic Steel, Inc.	16,344	384,084
SunCoke Energy, Inc.	144,984	955,445
TimkenSteel Corp. (a) (c)	72,117	1,189,931
Warrior Met Coal, Inc.	88,563	2,276,955
		24,979,315
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.3%
Apollo Commercial Real Estate Finance, Inc. REIT	226,765	2,984,227
See accompanying notes to financial statements.
40

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
ARMOUR Residential REIT, Inc. (c)	154,432	$ 1,514,978
Ellington Financial, Inc. REIT	93,960	1,605,776
Franklin BSP Realty Trust, Inc.	75,611	1,129,628
Granite Point Mortgage Trust, Inc. REIT	92,559	1,083,866
Invesco Mortgage Capital, Inc. REIT (c)	537,005	1,492,874
KKR Real Estate Finance Trust, Inc. REIT	76,507	1,593,641
New York Mortgage Trust, Inc. REIT	653,812	2,432,181
PennyMac Mortgage Investment Trust REIT (c)	167,282	2,898,997
Ready Capital Corp. REIT	99,494	1,555,091
Redwood Trust, Inc. REIT	197,804	2,609,035
Two Harbors Investment Corp. REIT (c)	593,115	3,422,274
		24,322,568
MULTI-UTILITIES — 0.3%
Avista Corp.	121,841	5,177,024
Unitil Corp.	27,806	1,278,798
		6,455,822
MULTILINE RETAIL — 0.1%
Big Lots, Inc.	56,110	2,527,756
OIL, GAS & CONSUMABLE FUELS — 3.6%
Callon Petroleum Co. (a) (c)	81,866	3,868,169
Civitas Resources, Inc.	124,347	6,089,273
CONSOL Energy, Inc. (a)	55,322	1,256,363
Dorian LPG, Ltd.	48,396	614,145
Green Plains, Inc. (a) (c)	92,423	3,212,623
Laredo Petroleum, Inc. (a)	23,733	1,427,065
Matador Resources Co.	190,269	7,024,732
Par Pacific Holdings, Inc. (a)	80,579	1,328,748
PBF Energy, Inc. Class A (a)	163,706	2,123,267
PDC Energy, Inc.	168,086	8,199,235
Range Resources Corp. (a)	431,009	7,684,890
Ranger Oil Corp. Class A (a)	36,292	976,981
Renewable Energy Group, Inc. (a)	86,721	3,680,439
REX American Resources Corp. (a)	9,187	881,952
SM Energy Co.	209,621	6,179,627
Southwestern Energy Co. (a)	1,751,391	8,161,482
Talos Energy, Inc. (a)	71,508	700,778
World Fuel Services Corp.	108,906	2,882,742
		66,292,511
PAPER & FOREST PRODUCTS — 0.4%
Clearwater Paper Corp. (a)	29,127	1,068,087
See accompanying notes to financial statements.
41

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Glatfelter Corp.	77,780	$ 1,337,816
Mercer International, Inc.	70,188	841,554
Neenah, Inc.	28,882	1,336,659
Schweitzer-Mauduit International, Inc.	54,916	1,641,988
Sylvamo Corp. (a)	60,821	1,696,298
		7,922,402
PERSONAL PRODUCTS — 0.9%
Edgewell Personal Care Co.	93,818	4,288,421
elf Beauty, Inc. (a)	82,554	2,741,618
Inter Parfums, Inc.	30,650	3,276,485
Medifast, Inc.	20,072	4,203,679
USANA Health Sciences, Inc. (a)	20,161	2,040,293
		16,550,496
PHARMACEUTICALS — 1.6%
Amphastar Pharmaceuticals, Inc. (a)	64,600	1,504,534
ANI Pharmaceuticals, Inc. (a)	18,589	856,581
Cara Therapeutics, Inc. (a)	73,504	895,279
Collegium Pharmaceutical, Inc. (a)	59,485	1,111,180
Corcept Therapeutics, Inc. (a)	163,805	3,243,339
Endo International PLC (a)	402,493	1,513,374
Harmony Biosciences Holdings, Inc. (a)	38,942	1,660,487
Innoviva, Inc. (a)	107,780	1,859,205
Nektar Therapeutics (a)	318,306	4,300,314
Pacira BioSciences, Inc. (a)	76,805	4,621,357
Phibro Animal Health Corp. Class A	35,528	725,482
Prestige Consumer Healthcare, Inc. (a)	86,461	5,243,859
Supernus Pharmaceuticals, Inc. (a)	91,725	2,674,701
		30,209,692
PROFESSIONAL SERVICES — 1.5%
Exponent, Inc.	89,888	10,492,626
Forrester Research, Inc. (a)	19,449	1,142,240
Heidrick & Struggles International, Inc.	34,122	1,492,155
Kelly Services, Inc. Class A	62,772	1,052,686
Korn Ferry	94,074	7,124,224
ManTech International Corp. Class A	47,581	3,470,082
Resources Connection, Inc.	53,952	962,504
TrueBlue, Inc. (a)	61,973	1,714,793
		27,451,310
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Douglas Elliman, Inc.	112,828	1,297,522
See accompanying notes to financial statements.
42

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Marcus & Millichap, Inc. (a)	43,520	$ 2,239,539
RE/MAX Holdings, Inc. Class A	33,018	1,006,719
Realogy Holdings Corp. (a)	201,058	3,379,785
St. Joe Co.	56,814	2,957,169
		10,880,734
ROAD & RAIL — 0.5%
ArcBest Corp.	44,115	5,287,183
Heartland Express, Inc.	80,190	1,348,796
Marten Transport, Ltd.	104,284	1,789,513
		8,425,492
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.7%
Axcelis Technologies, Inc. (a)	57,496	4,286,902
CEVA, Inc. (a)	40,076	1,732,886
Cohu, Inc. (a)	83,971	3,198,455
Diodes, Inc. (a)	77,654	8,527,186
FormFactor, Inc. (a)	134,959	6,170,326
Ichor Holdings, Ltd. (a)	48,979	2,254,503
Kulicke & Soffa Industries, Inc. (c)	106,910	6,472,331
MaxLinear, Inc. (a)	121,812	9,183,407
Onto Innovation, Inc. (a)	84,997	8,604,246
PDF Solutions, Inc. (a)	51,990	1,652,762
Photronics, Inc. (a)	105,411	1,986,997
Rambus, Inc. (a)	188,656	5,544,600
SMART Global Holdings, Inc. (a) (c)	40,320	2,862,317
Ultra Clean Holdings, Inc. (a)	77,475	4,443,966
Veeco Instruments, Inc. (a)	88,016	2,505,816
		69,426,700
SOFTWARE — 2.8%
8x8, Inc. (a)	196,425	3,292,083
Agilysys, Inc. (a)	33,940	1,508,972
Alarm.com Holdings, Inc. (a)	79,418	6,735,441
Bottomline Technologies DE, Inc. (a)	66,688	3,765,871
Consensus Cloud Solutions, Inc. (a)	28,058	1,623,716
Ebix, Inc. (c)	41,644	1,265,978
InterDigital, Inc.	52,958	3,793,382
LivePerson, Inc. (a) (c)	113,707	4,061,614
OneSpan, Inc. (a) (c)	60,254	1,020,100
Progress Software Corp.	75,618	3,650,081
SPS Commerce, Inc. (a)	62,025	8,829,259
Vonage Holdings Corp. (a)	435,660	9,057,371
See accompanying notes to financial statements.
43

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Xperi Holding Corp.	180,258	$ 3,408,679
		52,012,547
SPECIALTY RETAIL — 4.2%
Aaron's Co., Inc.	54,170	1,335,291
Abercrombie & Fitch Co. Class A (a)	101,879	3,548,446
America's Car-Mart, Inc. (a)	10,460	1,071,104
Asbury Automotive Group, Inc. (a)	39,672	6,852,545
Barnes & Noble Education, Inc. (a)	62,855	428,043
Bed Bath & Beyond, Inc. (a) (c)	174,248	2,540,536
Boot Barn Holdings, Inc. (a)	51,048	6,281,456
Buckle, Inc.	50,630	2,142,155
Caleres, Inc.	66,827	1,515,636
Cato Corp. Class A	34,140	585,842
Chico's FAS, Inc. (a)	214,111	1,151,917
Children's Place, Inc. (a) (c)	24,359	1,931,425
Conn's, Inc. (a) (c)	33,351	784,416
Designer Brands, Inc. Class A (a) (c)	107,000	1,520,470
Genesco, Inc. (a) (c)	24,542	1,574,860
Group 1 Automotive, Inc.	31,218	6,094,378
Guess?, Inc. (c)	68,035	1,611,069
Haverty Furniture Cos., Inc.	25,607	782,806
Hibbett, Inc.	26,308	1,892,334
Lumber Liquidators Holdings, Inc. (a)	50,774	866,712
MarineMax, Inc. (a)	37,436	2,210,221
Monro, Inc.	57,799	3,367,948
ODP Corp. (a)	79,173	3,109,915
Rent-A-Center, Inc.	104,302	5,010,668
Sally Beauty Holdings, Inc. (a)	194,928	3,598,371
Shoe Carnival, Inc.	30,630	1,197,020
Signet Jewelers, Ltd.	91,523	7,965,247
Sleep Number Corp. (a)	39,012	2,988,319
Sonic Automotive, Inc. Class A	35,758	1,768,233
Zumiez, Inc. (a) (c)	36,836	1,767,760
		77,495,143
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
3D Systems Corp. (a) (c)	219,095	4,719,306
Diebold Nixdorf, Inc. (a)	127,255	1,151,658
		5,870,964
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Fossil Group, Inc. (a)	82,885	852,887
See accompanying notes to financial statements.
44

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
G-III Apparel Group, Ltd. (a)	76,184	$ 2,105,726
Kontoor Brands, Inc. (c)	82,088	4,207,010
Movado Group, Inc. (c)	28,397	1,187,847
Oxford Industries, Inc.	27,419	2,783,577
Steven Madden, Ltd.	132,052	6,136,456
Unifi, Inc. (a)	24,216	560,600
Vera Bradley, Inc. (a)	45,095	383,759
Wolverine World Wide, Inc.	142,024	4,091,711
		22,309,573
THRIFTS & MORTGAGE FINANCE — 2.3%
Axos Financial, Inc. (a)	92,353	5,163,456
Capitol Federal Financial, Inc.	222,532	2,521,288
Flagstar Bancorp, Inc.	91,219	4,373,039
Mr Cooper Group, Inc. (a)	129,557	5,390,867
NMI Holdings, Inc. Class A (a)	147,849	3,230,501
Northfield Bancorp, Inc.	75,035	1,212,566
Northwest Bancshares, Inc.	218,277	3,090,802
Provident Financial Services, Inc.	133,184	3,225,716
TrustCo Bank Corp.	33,638	1,120,482
Walker & Dunlop, Inc.	50,860	7,673,757
WSFS Financial Corp.	112,771	5,652,082
		42,654,556
TOBACCO — 0.3%
Universal Corp.	42,405	2,328,882
Vector Group, Ltd.	225,656	2,590,531
		4,919,413
TRADING COMPANIES & DISTRIBUTORS — 1.2%
Applied Industrial Technologies, Inc.	66,357	6,814,864
Boise Cascade Co.	67,862	4,831,774
DXP Enterprises, Inc. (a)	29,357	753,594
GMS, Inc. (a)	74,413	4,472,966
NOW, Inc. (a)	193,039	1,648,553
Veritiv Corp. (a)	23,889	2,928,075
		21,449,826
WATER UTILITIES — 0.9%
American States Water Co.	63,765	6,595,851
California Water Service Group	90,194	6,481,341
Middlesex Water Co.	30,173	3,629,812
		16,707,004
See accompanying notes to financial statements.
45

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Shenandoah Telecommunications Co.	86,087	$ 2,195,218
Telephone & Data Systems, Inc.	170,413	3,433,822
		5,629,040
TOTAL COMMON STOCKS (Cost $1,516,434,441)		1,859,323,655
WARRANTS — 0.0% (d)
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Nabors Industries, Ltd. (expiring 06/11/26) (a) (c)	4,471	16,677
TOTAL WARRANTS (Cost $0)		16,677
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (e) (f)	3,175,329	3,175,647
State Street Navigator Securities Lending Portfolio II (g) (h)	34,253,980	34,253,980
TOTAL SHORT-TERM INVESTMENTS (Cost $37,429,627)		37,429,627
TOTAL INVESTMENTS — 101.8% (Cost $1,553,864,068)		1,896,769,959
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(33,739,418)
NET ASSETS — 100.0%		$ 1,863,030,541
(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	All or a portion of the shares of the security are on loan at December 31, 2021.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2021.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
46

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,859,323,655	$—	$—	$1,859,323,655
Warrants	16,677	—	—	16,677
Short-Term Investments	37,429,627	—	—	37,429,627
TOTAL INVESTMENTS	$1,896,769,959	$—	$—	$1,896,769,959
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	651,413	$ 651,608	$ 42,961,779	$ 40,437,618	$(122)	$—	3,175,329	$ 3,175,647	$ 254
State Street Navigator Securities Lending Portfolio II	85,130,546	85,130,546	97,845,109	148,721,675	—	—	34,253,980	34,253,980	73,970
Total		$85,782,154	$140,806,888	$189,159,293	$(122)	$—		$37,429,627	$74,224
See accompanying notes to financial statements.
47

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.7%
Aerojet Rocketdyne Holdings, Inc.	176,693	$ 8,262,165
AeroVironment, Inc. (a)	55,650	3,451,969
Park Aerospace Corp. (b)	44,613	588,892
Triumph Group, Inc. (a)	288,698	5,349,574
		17,652,600
AIR FREIGHT & LOGISTICS — 0.6%
Forward Air Corp.	121,912	14,762,324
AUTO COMPONENTS — 1.6%
Dorman Products, Inc. (a)	86,436	9,768,132
Gentherm, Inc. (a)	150,360	13,066,284
LCI Industries	76,664	11,949,618
Patrick Industries, Inc.	47,232	3,811,150
		38,595,184
AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (b)	76,284	5,715,197
BANKS — 9.2%
Ameris Bancorp	171,137	8,502,086
Banc of California, Inc.	108,779	2,134,244
BancFirst Corp.	44,723	3,155,655
Bancorp, Inc. (a)	254,643	6,445,014
Banner Corp.	65,825	3,993,603
Brookline Bancorp, Inc.	152,627	2,471,031
Central Pacific Financial Corp.	77,456	2,181,935
City Holding Co.	32,423	2,651,877
Community Bank System, Inc.	112,615	8,387,565
Customers Bancorp, Inc. (a)	135,338	8,847,045
Dime Community Bancshares, Inc.	71,192	2,503,111
Eagle Bancorp, Inc.	84,217	4,913,220
FB Financial Corp.	76,762	3,363,711
First BanCorp (c)	930,244	12,818,762
First BanCorp (c)	77,159	3,527,709
First Commonwealth Financial Corp.	233,365	3,754,843
Great Western Bancorp, Inc.	250,186	8,496,317
Hanmi Financial Corp.	76,065	1,801,219
Hilltop Holdings, Inc.	138,597	4,870,299
HomeStreet, Inc.	91,378	4,751,656
Independent Bank Corp.	89,213	7,273,536
See accompanying notes to financial statements.
48

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Investors Bancorp, Inc.	1,018,837	$ 15,435,381
Lakeland Financial Corp. (b)	114,753	9,196,305
Meta Financial Group, Inc.	143,742	8,575,648
National Bank Holdings Corp. Class A	78,512	3,449,817
OFG Bancorp	111,364	2,957,828
Pacific Premier Bancorp, Inc.	185,538	7,427,086
Park National Corp. (b)	40,641	5,580,416
Preferred Bank	61,249	4,397,066
Seacoast Banking Corp. of Florida	135,626	4,799,804
ServisFirst Bancshares, Inc.	220,287	18,711,178
Southside Bancshares, Inc.	90,881	3,800,643
Tompkins Financial Corp.	23,365	1,952,847
Triumph Bancorp, Inc. (a)	106,889	12,728,342
United Community Banks, Inc.	301,639	10,840,906
Veritex Holdings, Inc.	223,640	8,896,399
		225,594,104
BEVERAGES — 1.3%
Celsius Holdings, Inc. (a) (b)	172,612	12,871,677
Coca-Cola Consolidated, Inc.	20,957	12,976,365
MGP Ingredients, Inc. (b)	55,903	4,751,196
National Beverage Corp. (b)	59,399	2,692,556
		33,291,794
BIOTECHNOLOGY — 3.4%
Anika Therapeutics, Inc. (a)	34,510	1,236,493
Avid Bioservices, Inc. (a)	278,510	8,126,922
Coherus Biosciences, Inc. (a)	284,795	4,545,328
Cytokinetics, Inc. (a)	379,050	17,277,099
Eagle Pharmaceuticals, Inc. (a)	24,118	1,228,089
Enanta Pharmaceuticals, Inc. (a)	48,241	3,607,462
Ligand Pharmaceuticals, Inc. (a)	75,602	11,677,485
Myriad Genetics, Inc. (a)	185,538	5,120,849
Organogenesis Holdings, Inc. (a)	281,713	2,603,028
REGENXBIO, Inc. (a)	75,653	2,473,853
Spectrum Pharmaceuticals, Inc. (a)	524,656	666,313
uniQure NV (a)	161,087	3,340,944
Vanda Pharmaceuticals, Inc. (a)	164,851	2,586,512
Vericel Corp. (a) (b)	212,410	8,347,713
Xencor, Inc. (a)	264,829	10,624,940
		83,463,030
See accompanying notes to financial statements.
49

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
BUILDING PRODUCTS — 1.9%
AAON, Inc.	125,744	$ 9,987,846
Gibraltar Industries, Inc. (a)	68,592	4,573,715
Insteel Industries, Inc.	86,700	3,451,527
PGT Innovations, Inc. (a)	119,879	2,696,079
UFP Industries, Inc.	279,155	25,685,051
		46,394,218
CAPITAL MARKETS — 1.7%
B Riley Financial, Inc.	71,454	6,349,402
Blucora, Inc. (a)	95,811	1,659,447
Brightsphere Investment Group, Inc.	161,483	4,133,965
Donnelley Financial Solutions, Inc. (a)	130,333	6,143,898
Greenhill & Co., Inc.	62,012	1,111,875
Piper Sandler Cos.	63,934	11,412,858
Virtus Investment Partners, Inc.	31,923	9,484,323
WisdomTree Investments, Inc. (b)	301,634	1,846,000
		42,141,768
CHEMICALS — 2.8%
AdvanSix, Inc.	67,913	3,208,889
Balchem Corp.	146,063	24,626,222
Ferro Corp. (a)	178,155	3,889,124
Hawkins, Inc.	45,307	1,787,361
HB Fuller Co.	109,625	8,879,625
Livent Corp. (a) (b)	729,604	17,787,746
Quaker Chemical Corp. (b)	34,817	8,035,067
		68,214,034
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Brady Corp. Class A	99,727	5,375,285
Interface, Inc.	118,722	1,893,616
Viad Corp. (a)	48,755	2,086,227
		9,355,128
COMMUNICATIONS EQUIPMENT — 1.5%
ADTRAN, Inc.	217,555	4,966,781
Digi International, Inc. (a)	71,661	1,760,711
Extreme Networks, Inc. (a)	589,049	9,248,069
Harmonic, Inc. (a) (b)	458,321	5,389,855
Plantronics, Inc. (a) (b)	91,697	2,690,390
Viavi Solutions, Inc. (a)	666,996	11,752,469
		35,808,275
See accompanying notes to financial statements.
50

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 1.3%
Comfort Systems USA, Inc.	162,819	$ 16,109,312
MYR Group, Inc. (a)	75,418	8,337,460
NV5 Global, Inc. (a) (b)	53,835	7,435,690
		31,882,462
CONSUMER FINANCE — 0.6%
Encore Capital Group, Inc. (a) (b)	53,197	3,304,066
Enova International, Inc. (a)	162,770	6,667,059
World Acceptance Corp. (a) (b)	18,813	4,617,275
		14,588,400
CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	69,648	1,393,657
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Cogent Communications Holdings, Inc. (b)	128,819	9,426,974
ELECTRICAL EQUIPMENT — 0.5%
Encore Wire Corp.	91,681	13,119,551
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.5%
Advanced Energy Industries, Inc.	170,238	15,501,872
Arlo Technologies, Inc. (a)	210,957	2,212,939
Badger Meter, Inc.	86,151	9,180,251
CTS Corp.	73,447	2,696,974
Fabrinet (a)	167,060	19,791,598
FARO Technologies, Inc. (a)	39,013	2,731,690
Knowles Corp. (a)	165,055	3,854,034
Methode Electronics, Inc.	75,098	3,692,569
OSI Systems, Inc. (a)	32,081	2,989,949
Rogers Corp. (a)	84,456	23,056,488
		85,708,364
ENERGY EQUIPMENT & SERVICES — 0.1%
Core Laboratories NV	86,908	1,938,918
ENTERTAINMENT — 0.2%
Cinemark Holdings, Inc. (a) (b)	247,384	3,987,830
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 6.6%
Acadia Realty Trust REIT	173,904	3,796,324
Agree Realty Corp. REIT (b)	142,316	10,155,670
American Assets Trust, Inc. REIT	101,121	3,795,071
See accompanying notes to financial statements.
51

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Armada Hoffler Properties, Inc. REIT	167,640	$ 2,551,481
CareTrust REIT, Inc.	203,770	4,652,069
Centerspace REIT	40,837	4,528,823
Community Healthcare Trust, Inc. REIT	61,905	2,926,249
Essential Properties Realty Trust, Inc. REIT	287,025	8,274,931
Four Corners Property Trust, Inc. REIT	169,368	4,981,113
Getty Realty Corp. REIT	81,122	2,603,205
Independence Realty Trust, Inc. REIT	473,167	12,221,904
Industrial Logistics Properties Trust REIT	119,884	3,003,094
Innovative Industrial Properties, Inc. REIT (b)	107,913	28,371,407
iStar, Inc. REIT (b)	173,907	4,492,018
LXP Industrial Trust REIT	640,658	10,007,078
NexPoint Residential Trust, Inc. REIT	103,195	8,650,837
Retail Opportunity Investments Corp. REIT	265,879	5,211,228
RPT Realty REIT	192,102	2,570,325
Safehold, Inc. REIT (b)	63,234	5,049,235
Saul Centers, Inc. REIT	40,165	2,129,548
SITE Centers Corp. REIT	441,277	6,985,415
Tanger Factory Outlet Centers, Inc. REIT	471,737	9,095,089
Uniti Group, Inc. REIT (b)	621,387	8,705,632
Universal Health Realty Income Trust REIT	30,954	1,840,834
Urstadt Biddle Properties, Inc. Class A REIT	72,586	1,546,082
Washington Real Estate Investment Trust	166,449	4,302,707
		162,447,369
FOOD & STAPLES RETAILING — 0.5%
United Natural Foods, Inc. (a)	254,826	12,506,860
FOOD PRODUCTS — 0.9%
J&J Snack Foods Corp.	29,268	4,623,173
Simply Good Foods Co. (a)	381,101	15,842,369
Tootsie Roll Industries, Inc. (b)	38,678	1,401,304
		21,866,846
GAS UTILITIES — 0.2%
Chesapeake Utilities Corp.	40,931	5,968,149
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
AngioDynamics, Inc. (a)	172,676	4,762,404
BioLife Solutions, Inc. (a)	130,916	4,879,239
Cardiovascular Systems, Inc. (a)	76,112	1,429,384
CONMED Corp. (b)	84,734	12,011,892
Cutera, Inc. (a) (b)	48,192	1,991,294
See accompanying notes to financial statements.
52

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Glaukos Corp. (a)	108,927	$ 4,840,716
Heska Corp. (a)	48,643	8,876,861
Lantheus Holdings, Inc. (a)	178,480	5,156,287
LeMaitre Vascular, Inc.	85,875	4,313,501
Meridian Bioscience, Inc. (a)	124,042	2,530,457
Merit Medical Systems, Inc. (a)	131,431	8,188,151
Mesa Laboratories, Inc. (b)	13,824	4,535,516
Surmodics, Inc. (a)	40,295	1,940,204
Varex Imaging Corp. (a)	112,655	3,554,265
Zynex, Inc. (a) (b)	88,586	883,203
		69,893,374
HEALTH CARE PROVIDERS & SERVICES — 4.2%
Addus HomeCare Corp. (a)	30,612	2,862,528
AMN Healthcare Services, Inc. (a)	213,258	26,087,851
Apollo Medical Holdings, Inc. (a) (b)	170,953	12,561,626
Community Health Systems, Inc. (a)	554,974	7,386,704
CorVel Corp. (a)	42,657	8,872,656
Cross Country Healthcare, Inc. (a)	157,897	4,383,221
Ensign Group, Inc.	128,364	10,777,441
Fulgent Genetics, Inc. (a) (b)	87,945	8,846,388
Joint Corp. (a)	64,374	4,228,728
ModivCare, Inc. (a)	31,403	4,656,751
Pennant Group, Inc. (a)	61,607	1,421,890
RadNet, Inc. (a)	198,238	5,968,946
Tivity Health, Inc. (a)	93,042	2,460,031
US Physical Therapy, Inc.	25,997	2,484,013
		102,998,774
HEALTH CARE TECHNOLOGY — 2.0%
Allscripts Healthcare Solutions, Inc. (a)	213,602	3,940,957
HealthStream, Inc. (a)	64,038	1,688,042
Omnicell, Inc. (a) (b)	198,034	35,733,255
OptimizeRx Corp. (a) (b)	79,380	4,930,292
Simulations Plus, Inc. (b)	42,182	1,995,208
Tabula Rasa HealthCare, Inc. (a)	52,856	792,840
		49,080,594
HOTELS, RESTAURANTS & LEISURE — 0.7%
Dave & Buster's Entertainment, Inc. (a)	77,656	2,981,991
Dine Brands Global, Inc.	41,589	3,152,862
Monarch Casino & Resort, Inc. (a)	58,655	4,337,537
See accompanying notes to financial statements.
53

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Shake Shack, Inc. Class A (a)	96,211	$ 6,942,586
		17,414,976
HOUSEHOLD DURABLES — 2.7%
Cavco Industries, Inc. (a)	38,652	12,277,808
Century Communities, Inc.	134,514	11,001,900
Installed Building Products, Inc.	106,132	14,828,763
iRobot Corp. (a)	66,264	4,365,472
LGI Homes, Inc. (a)	96,544	14,914,117
Meritage Homes Corp. (a)	79,580	9,713,535
		67,101,595
HOUSEHOLD PRODUCTS — 0.4%
WD-40 Co. (b)	36,013	8,810,220
INSURANCE — 1.8%
Assured Guaranty, Ltd.	131,050	6,578,710
HCI Group, Inc.	35,722	2,984,216
Palomar Holdings, Inc. (a)	107,850	6,985,444
Selectquote, Inc. (a) (b)	272,867	2,472,175
Stewart Information Services Corp.	58,864	4,693,227
Trupanion, Inc. (a) (b)	154,831	20,442,337
		44,156,109
INTERACTIVE MEDIA & SERVICES — 0.1%
Cars.com, Inc. (a)	142,210	2,288,159
INTERNET & DIRECT MARKETING RETAIL — 0.6%
Liquidity Services, Inc. (a)	118,763	2,622,287
Shutterstock, Inc.	105,917	11,744,077
		14,366,364
IT SERVICES — 2.7%
CSG Systems International, Inc.	86,078	4,959,814
EVERTEC, Inc.	181,504	9,071,570
ExlService Holdings, Inc. (a)	150,287	21,757,049
Perficient, Inc. (a)	148,696	19,224,906
TTEC Holdings, Inc.	83,260	7,539,193
Unisys Corp. (a)	144,045	2,963,006
		65,515,538
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Sturm Ruger & Co., Inc. (b)	78,614	5,347,324
See accompanying notes to financial statements.
54

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Vista Outdoor, Inc. (a)	259,399	$ 11,950,512
		17,297,836
LIFE SCIENCES TOOLS & SERVICES — 0.4%
NeoGenomics, Inc. (a)	306,651	10,462,932
MACHINERY — 5.8%
Alamo Group, Inc.	18,539	2,728,570
Albany International Corp. Class A	72,383	6,402,276
Chart Industries, Inc. (a)	160,610	25,615,689
Enerpac Tool Group Corp.	129,341	2,623,036
Federal Signal Corp.	166,456	7,214,203
Franklin Electric Co., Inc.	118,319	11,188,245
Hillenbrand, Inc.	178,819	9,296,800
John Bean Technologies Corp.	91,915	14,114,467
Lindsay Corp.	28,727	4,366,504
Mueller Industries, Inc.	259,187	15,385,340
SPX Corp. (a)	85,202	5,084,855
SPX FLOW, Inc.	115,984	10,030,296
Standex International Corp.	26,150	2,893,759
Tennant Co.	35,614	2,886,159
Watts Water Technologies, Inc. Class A	124,305	24,136,302
		143,966,501
MARINE — 0.7%
Matson, Inc.	189,928	17,099,218
MEDIA — 0.7%
EW Scripps Co. Class A	117,528	2,274,167
Gannett Co., Inc. (a)	241,717	1,288,351
TechTarget, Inc. (a) (b)	117,482	11,238,328
Thryv Holdings, Inc. (a) (b)	75,844	3,119,464
		17,920,310
METALS & MINING — 0.5%
Allegheny Technologies, Inc. (a) (b)	255,936	4,077,060
Century Aluminum Co. (a) (b)	101,456	1,680,111
Haynes International, Inc.	32,314	1,303,224
Materion Corp.	53,021	4,874,751
		11,935,146
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.4%
Ellington Financial, Inc. REIT (b)	107,285	1,833,501
KKR Real Estate Finance Trust, Inc. REIT	77,356	1,611,325
See accompanying notes to financial statements.
55

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Redwood Trust, Inc. REIT	512,491	$ 6,759,756
		10,204,582
OIL, GAS & CONSUMABLE FUELS — 4.7%
Callon Petroleum Co. (a)	215,088	10,162,908
Civitas Resources, Inc.	325,571	15,943,212
Dorian LPG, Ltd.	123,818	1,571,250
Laredo Petroleum, Inc. (a) (b)	42,954	2,582,824
Matador Resources Co.	497,948	18,384,240
PDC Energy, Inc.	439,510	21,439,298
Range Resources Corp. (a)	779,008	13,889,713
Ranger Oil Corp. Class A (a)	94,260	2,537,479
SM Energy Co.	548,895	16,181,425
Southwestern Energy Co. (a) (b)	2,937,085	13,686,816
		116,379,165
PERSONAL PRODUCTS — 1.2%
elf Beauty, Inc. (a)	213,962	7,105,678
Inter Parfums, Inc.	80,636	8,619,988
Medifast, Inc.	52,532	11,001,777
USANA Health Sciences, Inc. (a)	35,001	3,542,101
		30,269,544
PHARMACEUTICALS — 2.1%
Amphastar Pharmaceuticals, Inc. (a)	111,954	2,607,409
ANI Pharmaceuticals, Inc. (a) (b)	28,581	1,317,012
Cara Therapeutics, Inc. (a)	188,732	2,298,756
Collegium Pharmaceutical, Inc. (a)	154,461	2,885,331
Corcept Therapeutics, Inc. (a) (b)	260,871	5,165,246
Endo International PLC (a)	1,044,267	3,926,444
Harmony Biosciences Holdings, Inc. (a) (b)	57,050	2,432,612
Innoviva, Inc. (a)	279,524	4,821,789
Nektar Therapeutics (a)	371,176	5,014,588
Pacira BioSciences, Inc. (a) (b)	121,401	7,304,698
Prestige Consumer Healthcare, Inc. (a)	120,622	7,315,724
Supernus Pharmaceuticals, Inc. (a)	237,697	6,931,245
		52,020,854
PROFESSIONAL SERVICES — 2.1%
Exponent, Inc.	234,993	27,430,733
Forrester Research, Inc. (a)	49,707	2,919,292
Heidrick & Struggles International, Inc.	87,599	3,830,704
See accompanying notes to financial statements.
56

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Korn Ferry	246,143	$ 18,640,410
		52,821,139
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Douglas Elliman, Inc.	296,402	3,408,617
Marcus & Millichap, Inc. (a)	66,203	3,406,806
St. Joe Co.	147,352	7,669,672
		14,485,095
ROAD & RAIL — 0.6%
ArcBest Corp.	115,646	13,860,173
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.5%
Axcelis Technologies, Inc. (a)	150,966	11,256,025
CEVA, Inc. (a)	102,631	4,437,764
Cohu, Inc. (a)	126,211	4,807,377
Diodes, Inc. (a)	203,112	22,303,729
FormFactor, Inc. (a)	223,300	10,209,276
Ichor Holdings, Ltd. (a)	72,347	3,330,132
Kulicke & Soffa Industries, Inc. (b)	279,935	16,947,265
MaxLinear, Inc. (a)	318,490	24,010,961
Onto Innovation, Inc. (a)	222,427	22,516,285
PDF Solutions, Inc. (a)	84,155	2,675,288
Rambus, Inc. (a)	494,467	14,532,385
SMART Global Holdings, Inc. (a) (b)	63,140	4,482,309
Ultra Clean Holdings, Inc. (a)	203,295	11,661,001
Veeco Instruments, Inc. (a) (b)	225,729	6,426,505
		159,596,302
SOFTWARE — 4.4%
8x8, Inc. (a) (b)	516,521	8,656,892
Agilysys, Inc. (a)	54,695	2,431,740
Alarm.com Holdings, Inc. (a)	208,051	17,644,805
Bottomline Technologies DE, Inc. (a)	93,345	5,271,192
InterDigital, Inc.	71,292	5,106,646
LivePerson, Inc. (a) (b)	182,286	6,511,256
OneSpan, Inc. (a) (b)	75,250	1,273,982
Progress Software Corp.	198,663	9,589,463
SPS Commerce, Inc. (a)	162,261	23,097,853
Vonage Holdings Corp. (a)	1,138,906	23,677,856
Xperi Holding Corp.	242,914	4,593,504
		107,855,189
See accompanying notes to financial statements.
57

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
SPECIALTY RETAIL — 4.0%
Abercrombie & Fitch Co. Class A (a) (b)	124,089	$ 4,322,020
Asbury Automotive Group, Inc. (a)	46,533	8,037,645
Barnes & Noble Education, Inc. (a)	161,376	1,098,971
Boot Barn Holdings, Inc. (a)	133,809	16,465,198
Buckle, Inc.	131,212	5,551,580
Children's Place, Inc. (a) (b)	62,543	4,959,035
Genesco, Inc. (a) (b)	30,426	1,952,436
Hibbett, Inc. (b)	67,266	4,838,443
MarineMax, Inc. (a) (b)	97,205	5,738,983
Monro, Inc. (b)	64,431	3,754,394
Rent-A-Center, Inc. (b)	129,707	6,231,124
Sally Beauty Holdings, Inc. (a) (b)	222,228	4,102,329
Shoe Carnival, Inc. (b)	78,253	3,058,127
Signet Jewelers, Ltd.	239,444	20,838,811
Sleep Number Corp. (a) (b)	101,240	7,754,984
		98,704,080
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
3D Systems Corp. (a) (b)	577,645	12,442,473
Diebold Nixdorf, Inc. (a) (b)	325,682	2,947,422
		15,389,895
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Kontoor Brands, Inc. (b)	108,423	5,556,679
Movado Group, Inc.	73,777	3,086,092
Oxford Industries, Inc.	45,439	4,612,967
Steven Madden, Ltd.	232,100	10,785,687
Wolverine World Wide, Inc.	169,279	4,876,928
		28,918,353
THRIFTS & MORTGAGE FINANCE — 2.3%
Axos Financial, Inc. (a)	242,114	13,536,594
Flagstar Bancorp, Inc.	239,349	11,474,391
Northfield Bancorp, Inc.	113,055	1,826,969
Provident Financial Services, Inc.	158,791	3,845,918
Walker & Dunlop, Inc.	133,028	20,071,264
WSFS Financial Corp. (b)	129,866	6,508,884
		57,264,020
TOBACCO — 0.3%
Vector Group, Ltd.	592,800	6,805,344
See accompanying notes to financial statements.
58

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.8%
Applied Industrial Technologies, Inc.	75,081	$ 7,710,819
Boise Cascade Co.	84,317	6,003,370
GMS, Inc. (a)	107,982	6,490,798
		20,204,987
WATER UTILITIES — 1.1%
American States Water Co.	110,339	11,413,466
California Water Service Group	140,576	10,101,792
Middlesex Water Co.	53,951	6,490,305
		28,005,563
TOTAL COMMON STOCKS (Cost $1,903,370,373)		2,458,914,967
SHORT-TERM INVESTMENTS — 4.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (d) (e)	2,646,593	2,646,858
State Street Navigator Securities Lending Portfolio II (f) (g)	103,375,380	103,375,380
TOTAL SHORT-TERM INVESTMENTS (Cost $106,022,238)		106,022,238
TOTAL INVESTMENTS — 104.2% (Cost $2,009,392,611)		2,564,937,205
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.2)%		(104,047,507)
NET ASSETS — 100.0%		$ 2,460,889,698
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
59

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,458,914,967	$—	$—	$2,458,914,967
Short-Term Investments	106,022,238	—	—	106,022,238
TOTAL INVESTMENTS	$2,564,937,205	$—	$—	$2,564,937,205
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,363,385	$ 1,363,794	$ 60,875,038	$ 59,591,396	$(578)	$—	2,646,593	$ 2,646,858	$ 454
State Street Navigator Securities Lending Portfolio II	138,318,348	138,318,348	238,676,328	273,619,296	—	—	103,375,380	103,375,380	131,101
Total		$139,682,142	$299,551,366	$333,210,692	$(578)	$—		$106,022,238	$131,555
See accompanying notes to financial statements.
60

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.5%
AAR Corp. (a)	266,609	$ 10,405,749
Aerojet Rocketdyne Holdings, Inc.	287,295	13,433,914
AeroVironment, Inc. (a)	84,880	5,265,106
Kaman Corp.	222,658	9,607,693
Moog, Inc. Class A	234,115	18,956,292
National Presto Industries, Inc.	40,553	3,326,563
Park Aerospace Corp.	86,992	1,148,294
		62,143,611
AIR FREIGHT & LOGISTICS — 1.0%
Atlas Air Worldwide Holdings, Inc. (a)	215,784	20,309,590
Hub Group, Inc. Class A (a)	271,566	22,876,720
		43,186,310
AIRLINES — 1.1%
Allegiant Travel Co. (a)	120,590	22,555,154
Hawaiian Holdings, Inc. (a) (b)	409,420	7,521,045
SkyWest, Inc. (a)	402,808	15,830,354
		45,906,553
AUTO COMPONENTS — 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	911,888	8,507,915
Cooper-Standard Holdings, Inc. (a)	135,872	3,044,892
Dorman Products, Inc. (a)	75,100	8,487,051
LCI Industries	66,636	10,386,553
Motorcar Parts of America, Inc. (a)	153,563	2,621,320
Patrick Industries, Inc.	95,260	7,686,529
Standard Motor Products, Inc.	153,073	8,019,495
		48,753,755
AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (b)	131,083	9,820,738
BANKS — 11.6%
Allegiance Bancshares, Inc.	150,593	6,356,531
Ameris Bancorp	227,419	11,298,176
Banc of California, Inc.	237,859	4,666,794
BancFirst Corp.	70,951	5,006,303
BankUnited, Inc.	708,396	29,972,235
Banner Corp.	156,103	9,470,769
Berkshire Hills Bancorp, Inc.	388,997	11,059,185
Brookline Bancorp, Inc.	347,612	5,627,838
See accompanying notes to financial statements.
61

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Central Pacific Financial Corp.	84,993	$ 2,394,253
City Holding Co.	62,808	5,137,066
Columbia Banking System, Inc.	621,541	20,336,821
Community Bank System, Inc.	232,874	17,344,455
CVB Financial Corp.	1,018,512	21,806,342
Dime Community Bancshares, Inc.	137,900	4,848,564
Eagle Bancorp, Inc.	104,747	6,110,940
FB Financial Corp.	148,736	6,517,612
First BanCorp	138,001	6,309,406
First Commonwealth Financial Corp.	341,529	5,495,202
First Financial Bancorp	749,584	18,274,858
First Hawaiian, Inc.	1,023,936	27,984,171
First Midwest Bancorp, Inc.	912,685	18,691,789
Hanmi Financial Corp.	107,024	2,534,328
Heritage Financial Corp.	281,221	6,873,041
Hilltop Holdings, Inc.	238,233	8,371,508
Hope Bancorp, Inc.	961,047	14,137,001
Independent Bank Corp.	220,370	17,966,766
Independent Bank Group, Inc.	295,213	21,299,618
National Bank Holdings Corp. Class A	98,799	4,341,228
NBT Bancorp, Inc.	346,644	13,352,727
OFG Bancorp	199,299	5,293,381
Old National Bancorp	1,316,983	23,863,732
Pacific Premier Bancorp, Inc.	422,480	16,911,874
Park National Corp. (b)	42,706	5,863,961
Renasant Corp.	445,712	16,914,770
S&T Bancorp, Inc. (b)	314,586	9,915,751
Seacoast Banking Corp. of Florida	223,930	7,924,883
Simmons First National Corp. Class A	912,626	26,995,477
Southside Bancshares, Inc.	95,483	3,993,099
Tompkins Financial Corp.	53,187	4,445,369
Trustmark Corp.	499,259	16,205,947
United Community Banks, Inc.	301,211	10,825,523
Westamerica BanCorp	214,791	12,399,884
		495,139,178
BEVERAGES — 0.1%
National Beverage Corp.	80,240	3,637,279
BIOTECHNOLOGY — 1.0%
Anika Therapeutics, Inc. (a)	54,268	1,944,423
Eagle Pharmaceuticals, Inc. (a)	46,350	2,360,142
Emergent BioSolutions, Inc. (a)	382,840	16,642,055
See accompanying notes to financial statements.
62

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Enanta Pharmaceuticals, Inc. (a)	57,506	$ 4,300,299
Myriad Genetics, Inc. (a)	306,444	8,457,854
REGENXBIO, Inc. (a)	165,520	5,412,504
Spectrum Pharmaceuticals, Inc. (a)	482,745	613,086
Vanda Pharmaceuticals, Inc. (a)	160,403	2,516,723
		42,247,086
BUILDING PRODUCTS — 2.1%
AAON, Inc.	109,272	8,679,475
American Woodmark Corp. (a)	132,440	8,635,089
Apogee Enterprises, Inc.	202,528	9,751,723
Gibraltar Industries, Inc. (a)	138,504	9,235,447
Griffon Corp.	380,613	10,839,858
PGT Innovations, Inc. (a)	262,196	5,896,788
Quanex Building Products Corp.	267,999	6,641,015
Resideo Technologies, Inc. (a)	1,148,035	29,883,351
		89,562,746
CAPITAL MARKETS — 0.3%
Blucora, Inc. (a)	218,154	3,778,427
StoneX Group, Inc. (a)	134,656	8,247,680
WisdomTree Investments, Inc. (b)	330,649	2,023,572
		14,049,679
CHEMICALS — 3.3%
AdvanSix, Inc.	103,461	4,888,532
American Vanguard Corp.	215,227	3,527,571
Ferro Corp. (a)	350,582	7,653,205
FutureFuel Corp.	206,466	1,577,400
GCP Applied Technologies, Inc. (a)	428,991	13,581,855
Hawkins, Inc.	69,090	2,725,600
HB Fuller Co.	226,870	18,376,470
Innospec, Inc.	197,088	17,804,930
Koppers Holdings, Inc. (a)	170,376	5,332,769
Kraton Corp. (a)	256,999	11,904,194
Quaker Chemical Corp. (b)	45,060	10,398,947
Rayonier Advanced Materials, Inc. (a)	509,604	2,909,839
Stepan Co.	170,247	21,160,000
Tredegar Corp.	194,016	2,293,269
Trinseo PLC	310,483	16,287,938
		140,422,519
COMMERCIAL SERVICES & SUPPLIES — 3.8%
ABM Industries, Inc.	533,851	21,807,813
See accompanying notes to financial statements.
63

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Brady Corp. Class A	209,473	$ 11,290,595
CoreCivic, Inc. REIT (a)	961,706	9,588,209
Deluxe Corp.	340,615	10,937,148
Harsco Corp. (a)	633,252	10,581,641
Healthcare Services Group, Inc.	595,943	10,601,826
HNI Corp.	348,244	14,643,660
Interface, Inc.	259,637	4,141,210
KAR Auction Services, Inc. (a) (b)	968,624	15,129,907
Matthews International Corp. Class A	252,692	9,266,216
Pitney Bowes, Inc.	1,323,218	8,772,935
UniFirst Corp.	120,985	25,455,244
US Ecology, Inc. (a) (b)	251,973	8,048,017
Viad Corp. (a)	77,147	3,301,120
		163,565,541
COMMUNICATIONS EQUIPMENT — 1.3%
CalAmp Corp. (a)	286,836	2,025,062
Comtech Telecommunications Corp. (b)	210,647	4,990,228
Digi International, Inc. (a)	135,581	3,331,225
NETGEAR, Inc. (a)	234,024	6,835,841
NetScout Systems, Inc. (a)	590,614	19,537,511
Plantronics, Inc. (a) (b)	177,632	5,211,723
Viavi Solutions, Inc. (a)	722,152	12,724,318
		54,655,908
CONSTRUCTION & ENGINEERING — 0.8%
Arcosa, Inc.	383,460	20,208,342
Granite Construction, Inc.	366,365	14,178,326
		34,386,668
CONSUMER FINANCE — 1.3%
Encore Capital Group, Inc. (a) (b)	103,113	6,404,349
EZCORP, Inc. Class A (a)	424,479	3,128,410
Green Dot Corp. Class A (a)	437,179	15,843,367
LendingTree, Inc. (a)	91,736	11,246,834
PRA Group, Inc. (a) (b)	348,668	17,506,620
		54,129,580
CONTAINERS & PACKAGING — 0.4%
Myers Industries, Inc.	165,171	3,305,072
O-I Glass, Inc. (a)	1,253,825	15,083,515
		18,388,587
See accompanying notes to financial statements.
64

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.9%
Adtalem Global Education, Inc. (a)	397,865	$ 11,760,889
American Public Education, Inc. (a)	149,609	3,328,800
Perdoceo Education Corp. (a)	560,503	6,591,515
Strategic Education, Inc. (b)	180,927	10,464,818
WW International, Inc. (a) (b)	425,483	6,863,041
		39,009,063
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
ATN International, Inc.	87,307	3,487,915
Cogent Communications Holdings, Inc.	111,920	8,190,306
Consolidated Communications Holdings, Inc. (a) (b)	576,359	4,311,165
		15,989,386
ELECTRICAL EQUIPMENT — 0.3%
AZZ, Inc.	198,552	10,977,940
Powell Industries, Inc.	71,938	2,121,452
		13,099,392
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.4%
Arlo Technologies, Inc. (a)	296,568	3,110,998
Badger Meter, Inc.	81,856	8,722,575
Benchmark Electronics, Inc.	281,632	7,632,227
CTS Corp.	126,244	4,635,680
ePlus, Inc. (a)	216,026	11,639,481
FARO Technologies, Inc. (a)	72,995	5,111,110
Insight Enterprises, Inc. (a) (b)	277,383	29,569,028
Itron, Inc. (a) (b)	359,578	24,638,284
Knowles Corp. (a)	443,008	10,344,237
Methode Electronics, Inc.	170,939	8,405,071
OSI Systems, Inc. (a)	74,460	6,939,672
PC Connection, Inc.	88,043	3,797,295
Plexus Corp. (a)	224,198	21,498,346
Sanmina Corp. (a)	514,710	21,339,877
ScanSource, Inc. (a)	204,181	7,162,669
TTM Technologies, Inc. (a)	834,348	12,431,785
		186,978,335
ENERGY EQUIPMENT & SERVICES — 2.3%
Archrock, Inc.	1,071,518	8,014,955
Bristow Group, Inc. (a)	185,356	5,870,224
Core Laboratories NV	214,609	4,787,927
DMC Global, Inc. (a)	149,677	5,928,706
Dril-Quip, Inc. (a)	282,954	5,568,535
See accompanying notes to financial statements.
65

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Helix Energy Solutions Group, Inc. (a)	1,133,945	$ 3,537,908
Helmerich & Payne, Inc.	862,706	20,446,132
Nabors Industries, Ltd. (a)	61,977	5,025,715
Oceaneering International, Inc. (a)	797,907	9,024,328
Oil States International, Inc. (a)	490,686	2,438,709
Patterson-UTI Energy, Inc.	1,702,357	14,384,917
ProPetro Holding Corp. (a)	677,737	5,489,670
RPC, Inc. (a) (b)	569,124	2,583,823
US Silica Holdings, Inc. (a)	596,180	5,604,092
		98,705,641
ENTERTAINMENT — 0.2%
Cinemark Holdings, Inc. (a) (b)	408,571	6,586,165
Marcus Corp. (a) (b)	174,804	3,121,999
		9,708,164
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 8.4%
Acadia Realty Trust REIT	396,007	8,644,833
Agree Realty Corp. REIT (b)	306,786	21,892,249
Alexander & Baldwin, Inc. REIT (a)	579,846	14,548,336
American Assets Trust, Inc. REIT	239,727	8,996,954
Armada Hoffler Properties, Inc. REIT	191,776	2,918,831
Brandywine Realty Trust REIT	1,368,167	18,360,801
CareTrust REIT, Inc.	411,210	9,387,924
Centerspace REIT	41,117	4,559,875
Chatham Lodging Trust REIT (a)	389,878	5,349,126
Community Healthcare Trust, Inc. REIT	77,016	3,640,546
DiamondRock Hospitality Co. REIT (a)	1,683,902	16,182,298
Diversified Healthcare Trust REIT	1,910,836	5,904,483
Easterly Government Properties, Inc. REIT	688,730	15,785,692
Essential Properties Realty Trust, Inc. REIT	466,528	13,450,002
Four Corners Property Trust, Inc. REIT	310,719	9,138,246
Franklin Street Properties Corp. REIT	760,063	4,522,375
GEO Group, Inc. REIT (a) (b)	979,654	7,592,318
Getty Realty Corp. REIT	170,303	5,465,023
Global Net Lease, Inc. REIT	828,358	12,657,310
Hersha Hospitality Trust REIT (a)	264,033	2,421,183
Industrial Logistics Properties Trust REIT	308,541	7,728,952
iStar, Inc. REIT (b)	244,391	6,312,620
LTC Properties, Inc. REIT (b)	314,800	10,747,272
LXP Industrial Trust REIT	1,130,634	17,660,503
Office Properties Income Trust REIT	387,185	9,617,675
Orion Office REIT, Inc. (a)	433,119	8,086,332
See accompanying notes to financial statements.
66

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Retail Opportunity Investments Corp. REIT	495,133	$ 9,704,607
RPT Realty REIT	330,254	4,418,799
Saul Centers, Inc. REIT	32,289	1,711,963
Service Properties Trust REIT	1,319,976	11,602,589
SITE Centers Corp. REIT	645,943	10,225,278
Summit Hotel Properties, Inc. REIT (a)	851,081	8,306,551
Uniti Group, Inc. REIT (b)	779,780	10,924,718
Universal Health Realty Income Trust REIT	47,099	2,800,978
Urstadt Biddle Properties, Inc. Class A REIT	110,590	2,355,567
Veris Residential, Inc. REIT (a)	639,913	11,761,601
Washington Real Estate Investment Trust	378,901	9,794,591
Whitestone REIT	369,138	3,739,368
Xenia Hotels & Resorts, Inc. REIT (a)	913,168	16,537,472
		355,455,841
FOOD & STAPLES RETAILING — 0.9%
Andersons, Inc.	247,507	9,580,996
Chefs' Warehouse, Inc. (a) (b)	260,533	8,675,749
PriceSmart, Inc.	192,349	14,074,176
SpartanNash Co.	287,387	7,403,089
		39,734,010
FOOD PRODUCTS — 1.9%
B&G Foods, Inc.	518,828	15,943,584
Calavo Growers, Inc.	141,370	5,994,088
Cal-Maine Foods, Inc. (a) (b)	299,406	11,075,028
Fresh Del Monte Produce, Inc. (b)	266,127	7,345,105
J&J Snack Foods Corp. (b)	66,512	10,506,236
John B Sanfilippo & Son, Inc.	70,897	6,392,074
Seneca Foods Corp. Class A (a)	50,203	2,407,234
Tootsie Roll Industries, Inc. (b)	69,152	2,505,377
TreeHouse Foods, Inc. (a) (b)	445,980	18,075,569
		80,244,295
GAS UTILITIES — 1.1%
Chesapeake Utilities Corp.	67,556	9,850,340
Northwest Natural Holding Co.	245,636	11,982,124
South Jersey Industries, Inc.	893,088	23,327,459
		45,159,923
HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Avanos Medical, Inc. (a)	385,280	13,357,658
Cardiovascular Systems, Inc. (a)	181,850	3,415,143
CONMED Corp. (b)	84,168	11,931,656
See accompanying notes to financial statements.
67

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
CryoLife, Inc. (a) (b)	314,463	$ 6,399,322
Cutera, Inc. (a) (b)	48,349	1,997,781
Glaukos Corp. (a)	179,932	7,996,178
Inogen, Inc. (a)	163,526	5,559,884
Integer Holdings Corp. (a)	262,223	22,443,666
Lantheus Holdings, Inc. (a)	221,910	6,410,980
Meridian Bioscience, Inc. (a)	124,800	2,545,920
Merit Medical Systems, Inc. (a)	174,676	10,882,315
Mesa Laboratories, Inc. (b)	17,136	5,622,150
Natus Medical, Inc. (a)	273,013	6,478,598
OraSure Technologies, Inc. (a) (b)	575,926	5,004,797
Orthofix Medical, Inc. (a)	157,863	4,907,961
Surmodics, Inc. (a)	38,855	1,870,868
Tactile Systems Technology, Inc. (a)	158,464	3,015,570
Varex Imaging Corp. (a) (b)	113,415	3,578,243
		123,418,690
HEALTH CARE PROVIDERS & SERVICES — 3.6%
Addus HomeCare Corp. (a)	72,560	6,785,086
Covetrus, Inc. (a)	826,234	16,499,893
Ensign Group, Inc.	193,044	16,207,974
Hanger, Inc. (a)	294,064	5,331,380
Magellan Health, Inc. (a)	186,118	17,679,349
MEDNAX, Inc. (a)	691,200	18,807,552
ModivCare, Inc. (a)	42,336	6,278,006
Owens & Minor, Inc.	599,620	26,083,470
Pennant Group, Inc. (a)	105,948	2,445,280
Select Medical Holdings Corp.	842,011	24,755,123
Tivity Health, Inc. (a)	187,587	4,959,800
US Physical Therapy, Inc.	55,271	5,281,144
		151,114,057
HEALTH CARE TECHNOLOGY — 0.7%
Allscripts Healthcare Solutions, Inc. (a)	597,760	11,028,672
Computer Programs & Systems, Inc. (a)	117,093	3,430,825
HealthStream, Inc. (a)	92,863	2,447,869
NextGen Healthcare, Inc. (a)	459,288	8,170,733
Simulations Plus, Inc. (b)	50,300	2,379,190
Tabula Rasa HealthCare, Inc. (a)	94,536	1,418,040
		28,875,329
HOTELS, RESTAURANTS & LEISURE — 2.0%
BJ's Restaurants, Inc. (a)	186,343	6,438,151
See accompanying notes to financial statements.
68

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Bloomin' Brands, Inc. (a) (b)	649,373	$ 13,623,846
Brinker International, Inc. (a)	363,105	13,286,012
Cheesecake Factory, Inc. (a) (b)	387,856	15,184,562
Chuy's Holdings, Inc. (a)	158,304	4,768,116
Dave & Buster's Entertainment, Inc. (a)	169,734	6,517,786
Dine Brands Global, Inc.	63,304	4,799,076
El Pollo Loco Holdings, Inc. (a)	154,918	2,198,286
Fiesta Restaurant Group, Inc. (a)	125,441	1,381,105
Red Robin Gourmet Burgers, Inc. (a)	117,782	1,946,936
Ruth's Hospitality Group, Inc. (a) (b)	253,675	5,048,133
Shake Shack, Inc. Class A (a)	140,828	10,162,149
		85,354,158
HOUSEHOLD DURABLES — 2.2%
Ethan Allen Interiors, Inc.	175,651	4,617,865
iRobot Corp. (a)	96,976	6,388,779
La-Z-Boy, Inc.	354,399	12,868,227
M/I Homes, Inc. (a)	232,633	14,465,120
MDC Holdings, Inc.	449,154	25,076,268
Meritage Homes Corp. (a)	158,064	19,293,292
Tupperware Brands Corp. (a)	390,804	5,975,393
Universal Electronics, Inc. (a)	104,743	4,268,277
		92,953,221
HOUSEHOLD PRODUCTS — 0.7%
Central Garden & Pet Co. (a)	77,942	4,102,087
Central Garden & Pet Co. Class A (a)	321,088	15,364,061
WD-40 Co. (b)	46,068	11,270,076
		30,736,224
INSURANCE — 3.7%
Ambac Financial Group, Inc. (a)	370,178	5,941,357
American Equity Investment Life Holding Co.	654,107	25,457,844
AMERISAFE, Inc.	154,853	8,335,737
Assured Guaranty, Ltd.	323,704	16,249,941
eHealth, Inc. (a)	189,920	4,842,960
Employers Holdings, Inc.	223,618	9,253,313
Genworth Financial, Inc. Class A (a)	4,056,653	16,429,445
Horace Mann Educators Corp.	331,662	12,835,319
James River Group Holdings, Ltd.	298,117	8,588,751
ProAssurance Corp.	431,659	10,920,973
Safety Insurance Group, Inc.	113,840	9,679,815
Selectquote, Inc. (a) (b)	508,068	4,603,096
See accompanying notes to financial statements.
69

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
SiriusPoint, Ltd. (a)	699,120	$ 5,683,845
Stewart Information Services Corp.	109,681	8,744,866
United Fire Group, Inc.	172,468	3,999,533
Universal Insurance Holdings, Inc.	224,276	3,812,692
		155,379,487
INTERACTIVE MEDIA & SERVICES — 0.3%
Cars.com, Inc. (a)	264,819	4,260,938
QuinStreet, Inc. (a)	398,968	7,257,228
		11,518,166
INTERNET & DIRECT MARKETING RETAIL — 0.1%
PetMed Express, Inc. (b)	167,436	4,229,433
IT SERVICES — 0.5%
CSG Systems International, Inc.	107,065	6,169,085
EVERTEC, Inc.	157,640	7,878,847
Unisys Corp. (a)	279,156	5,742,239
		19,790,171
LIFE SCIENCES TOOLS & SERVICES — 0.4%
NeoGenomics, Inc. (a)	442,920	15,112,430
MACHINERY — 5.4%
Alamo Group, Inc.	45,868	6,750,852
Albany International Corp. Class A	129,481	11,452,594
Astec Industries, Inc.	181,980	12,605,755
Barnes Group, Inc.	372,374	17,348,905
CIRCOR International, Inc. (a)	161,981	4,402,644
Enerpac Tool Group Corp.	250,641	5,082,999
EnPro Industries, Inc.	164,761	18,135,243
ESCO Technologies, Inc.	208,385	18,752,566
Federal Signal Corp.	190,420	8,252,803
Franklin Electric Co., Inc.	102,924	9,732,493
Greenbrier Cos., Inc. (b)	260,220	11,941,496
Hillenbrand, Inc.	268,562	13,962,538
John Bean Technologies Corp.	91,397	14,034,923
Lindsay Corp.	35,766	5,436,432
Meritor, Inc. (a)	560,788	13,896,327
Proto Labs, Inc. (a)	220,544	11,324,934
SPX Corp. (a)	210,595	12,568,310
SPX FLOW, Inc.	130,869	11,317,551
Standex International Corp.	50,795	5,620,975
Tennant Co.	84,479	6,846,178
See accompanying notes to financial statements.
70

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Titan International, Inc. (a)	408,983	$ 4,482,454
Wabash National Corp.	395,542	7,720,980
		231,669,952
MEDIA — 0.7%
AMC Networks, Inc. Class A (a) (b)	233,677	8,047,836
EW Scripps Co. Class A	246,811	4,775,793
Gannett Co., Inc. (a)	705,495	3,760,288
Loyalty Ventures, Inc. (a)	159,340	4,791,354
Scholastic Corp.	243,535	9,731,659
		31,106,930
METALS & MINING — 2.2%
Allegheny Technologies, Inc. (a) (b)	559,561	8,913,807
Arconic Corp. (a) (b)	846,503	27,943,064
Carpenter Technology Corp.	385,309	11,247,170
Century Aluminum Co. (a) (b)	221,994	3,676,221
Haynes International, Inc.	43,628	1,759,517
Kaiser Aluminum Corp.	126,786	11,910,277
Materion Corp.	68,627	6,309,566
Olympic Steel, Inc.	69,436	1,631,746
SunCoke Energy, Inc.	664,258	4,377,460
TimkenSteel Corp. (a) (b)	328,807	5,425,315
Warrior Met Coal, Inc.	411,045	10,567,967
		93,762,110
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 2.2%
Apollo Commercial Real Estate Finance, Inc. REIT	1,051,373	13,836,069
ARMOUR Residential REIT, Inc. (b)	717,066	7,034,417
Ellington Financial, Inc. REIT (b)	244,258	4,174,369
Franklin BSP Realty Trust, Inc.	351,448	5,250,633
Granite Point Mortgage Trust, Inc. REIT	430,072	5,036,143
Invesco Mortgage Capital, Inc. REIT (b)	2,492,435	6,928,969
KKR Real Estate Finance Trust, Inc. REIT (b)	216,596	4,511,695
New York Mortgage Trust, Inc. REIT	3,032,451	11,280,718
PennyMac Mortgage Investment Trust REIT (b)	775,594	13,441,044
Ready Capital Corp. REIT	470,714	7,357,260
Two Harbors Investment Corp. REIT (b)	2,749,622	15,865,319
		94,716,636
MULTI-UTILITIES — 0.7%
Avista Corp.	562,078	23,882,694
See accompanying notes to financial statements.
71

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Unitil Corp.	127,705	$ 5,873,153
		29,755,847
MULTILINE RETAIL — 0.3%
Big Lots, Inc. (b)	260,280	11,725,614
OIL, GAS & CONSUMABLE FUELS — 2.4%
CONSOL Energy, Inc. (a) (b)	253,618	5,759,665
Green Plains, Inc. (a) (b)	428,509	14,894,973
Laredo Petroleum, Inc. (a)	37,878	2,277,604
Par Pacific Holdings, Inc. (a)	365,778	6,031,679
PBF Energy, Inc. Class A (a)	759,461	9,850,209
Range Resources Corp. (a)	619,089	11,038,357
Renewable Energy Group, Inc. (a)	401,892	17,056,297
REX American Resources Corp. (a)	42,036	4,035,456
Southwestern Energy Co. (a) (b)	2,921,343	13,613,458
Talos Energy, Inc. (a)	327,361	3,208,138
World Fuel Services Corp.	505,003	13,367,429
		101,133,265
PAPER & FOREST PRODUCTS — 0.9%
Clearwater Paper Corp. (a) (b)	133,463	4,894,088
Glatfelter Corp.	355,974	6,122,753
Mercer International, Inc.	322,080	3,861,739
Neenah, Inc.	134,003	6,201,659
Schweitzer-Mauduit International, Inc.	251,478	7,519,192
Sylvamo Corp. (a)	282,078	7,867,156
		36,466,587
PERSONAL PRODUCTS — 0.5%
Edgewell Personal Care Co.	434,639	19,867,349
USANA Health Sciences, Inc. (a)	30,842	3,121,210
		22,988,559
PHARMACEUTICALS — 1.1%
Amphastar Pharmaceuticals, Inc. (a)	94,224	2,194,477
ANI Pharmaceuticals, Inc. (a) (b)	35,492	1,635,471
Corcept Therapeutics, Inc. (a) (b)	295,589	5,852,662
Harmony Biosciences Holdings, Inc. (a)	77,118	3,288,312
Nektar Therapeutics (a) (b)	811,565	10,964,243
Pacira BioSciences, Inc. (a)	138,912	8,358,335
Phibro Animal Health Corp. Class A	162,606	3,320,415
Prestige Consumer Healthcare, Inc. (a)	188,236	11,416,513
		47,030,428
See accompanying notes to financial statements.
72

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
PROFESSIONAL SERVICES — 0.8%
Kelly Services, Inc. Class A	288,074	$ 4,831,001
ManTech International Corp. Class A	220,408	16,074,355
Resources Connection, Inc.	249,470	4,450,545
TrueBlue, Inc. (a)	283,706	7,850,145
		33,206,046
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Marcus & Millichap, Inc. (a)	87,946	4,525,701
RE/MAX Holdings, Inc. Class A	151,012	4,604,356
Realogy Holdings Corp. (a)	932,111	15,668,786
		24,798,843
ROAD & RAIL — 0.3%
Heartland Express, Inc.	372,187	6,260,185
Marten Transport, Ltd.	477,516	8,194,175
		14,454,360
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.9%
Cohu, Inc. (a)	163,504	6,227,867
FormFactor, Inc. (a)	231,348	10,577,231
Ichor Holdings, Ltd. (a)	97,637	4,494,231
PDF Solutions, Inc. (a)	88,330	2,808,011
Photronics, Inc. (a)	488,905	9,215,859
SMART Global Holdings, Inc. (a) (b)	72,256	5,129,453
		38,452,652
SOFTWARE — 1.2%
Agilysys, Inc. (a)	57,556	2,558,940
Bottomline Technologies DE, Inc. (a)	142,290	8,035,116
Consensus Cloud Solutions, Inc. (a) (b)	128,284	7,423,795
Ebix, Inc.	190,520	5,791,808
InterDigital, Inc.	117,778	8,436,438
LivePerson, Inc. (a)	199,900	7,140,428
OneSpan, Inc. (a) (b)	140,120	2,372,232
Xperi Holding Corp.	401,105	7,584,896
		49,343,653
SPECIALTY RETAIL — 4.3%
Aaron's Co., Inc.	251,683	6,203,986
Abercrombie & Fitch Co. Class A (a)	250,340	8,719,342
America's Car-Mart, Inc. (a) (b)	48,569	4,973,466
Asbury Automotive Group, Inc. (a)	101,712	17,568,714
Bed Bath & Beyond, Inc. (a) (b)	808,035	11,781,150
See accompanying notes to financial statements.
73

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Caleres, Inc.	305,934	$ 6,938,583
Cato Corp. Class A	156,196	2,680,323
Chico's FAS, Inc. (a) (b)	979,150	5,267,827
Conn's, Inc. (a) (b)	153,185	3,602,911
Designer Brands, Inc. Class A (a) (b)	490,511	6,970,161
Genesco, Inc. (a) (b)	59,001	3,786,094
Group 1 Automotive, Inc. (b)	143,905	28,093,134
Guess?, Inc. (b)	311,613	7,378,996
Haverty Furniture Cos., Inc. (b)	118,936	3,635,874
Lumber Liquidators Holdings, Inc. (a)	232,556	3,969,731
Monro, Inc.	152,864	8,907,385
ODP Corp. (a)	367,018	14,416,467
Rent-A-Center, Inc. (b)	251,408	12,077,640
Sally Beauty Holdings, Inc. (a) (b)	506,077	9,342,182
Sonic Automotive, Inc. Class A (b)	165,908	8,204,151
Zumiez, Inc. (a) (b)	171,054	8,208,882
		182,726,999
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Fossil Group, Inc. (a) (b)	379,400	3,904,026
G-III Apparel Group, Ltd. (a)	349,438	9,658,466
Kontoor Brands, Inc. (b)	186,419	9,553,974
Oxford Industries, Inc.	45,717	4,641,190
Steven Madden, Ltd.	201,895	9,382,061
Unifi, Inc. (a)	111,146	2,573,030
Vera Bradley, Inc. (a)	188,860	1,607,198
Wolverine World Wide, Inc.	355,622	10,245,470
		51,565,415
THRIFTS & MORTGAGE FINANCE — 2.3%
Capitol Federal Financial, Inc.	1,032,325	11,696,242
Mr Cooper Group, Inc. (a)	596,800	24,832,848
NMI Holdings, Inc. Class A (a)	685,557	14,979,420
Northfield Bancorp, Inc.	146,418	2,366,115
Northwest Bancshares, Inc.	1,011,856	14,327,881
Provident Financial Services, Inc.	333,450	8,076,159
TrustCo Bank Corp.	188,731	6,286,630
WSFS Financial Corp.	293,668	14,718,640
		97,283,935
TOBACCO — 0.3%
Universal Corp. (b)	196,679	10,801,611
See accompanying notes to financial statements.
74

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 1.5%
Applied Industrial Technologies, Inc.	175,274	$ 18,000,640
Boise Cascade Co.	163,508	11,641,769
DXP Enterprises, Inc. (a)	136,542	3,505,033
GMS, Inc. (a)	151,795	9,124,397
NOW, Inc. (a)	883,916	7,548,643
Veritiv Corp. (a)	110,861	13,588,233
		63,408,715
WATER UTILITIES — 0.7%
American States Water Co.	100,403	10,385,687
California Water Service Group	172,463	12,393,191
Middlesex Water Co. (b)	43,380	5,218,614
		27,997,492
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Shenandoah Telecommunications Co.	399,467	10,186,409
Telephone & Data Systems, Inc.	789,896	15,916,404
		26,102,813
TOTAL COMMON STOCKS (Cost $3,926,494,516)		4,243,059,616
WARRANTS — 0.0% (a) (c)
ENERGY EQUIPMENT & SERVICES — 0.0% (c)
Nabors Industries, Ltd. (expiring 06/11/26) (a) (b)	17,916	66,827
TOTAL WARRANTS (Cost $0)		66,827
SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (d) (e)	1,385,934	1,386,072
State Street Navigator Securities Lending Portfolio II (f) (g)	140,077,010	140,077,010
TOTAL SHORT-TERM INVESTMENTS (Cost $141,463,082)		141,463,082
TOTAL INVESTMENTS — 103.2% (Cost $4,067,957,598)		4,384,589,525
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(135,220,019)
NET ASSETS — 100.0%		$ 4,249,369,506
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	Amount is less than 0.05% of net assets.
See accompanying notes to financial statements.
75

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,243,059,616	$—	$—	$4,243,059,616
Warrants	66,827	—	—	66,827
Short-Term Investments	141,463,082	—	—	141,463,082
TOTAL INVESTMENTS	$4,384,589,525	$—	$—	$4,384,589,525
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,709,553	$ 2,710,365	$127,063,793	$128,387,559	$(527)	$—	1,385,934	$ 1,386,072	$ 978
State Street Navigator Securities Lending Portfolio II	112,194,931	112,194,931	278,173,665	250,291,586	—	—	140,077,010	140,077,010	68,918
Total		$114,905,296	$405,237,458	$378,679,145	$(527)	$—		$141,463,082	$69,896
See accompanying notes to financial statements.
76

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2021 (Unaudited)

	SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,778,263,553	$1,582,928,963
Investments in affiliated issuers, at value	31,563,833	3,057,935
Total Investments	1,809,827,386	1,585,986,898
Receivable for investments sold	6,971,020	3,414,620
Dividends receivable — unaffiliated issuers	835,958	2,191,648
Dividends receivable — affiliated issuers	98	107
Securities lending income receivable — unaffiliated issuers	5,683	3,553
Securities lending income receivable — affiliated issuers	2,778	339
TOTAL ASSETS	1,817,642,923	1,591,597,165
LIABILITIES
Due to custodian	5,890,565	592,206
Payable upon return of securities loaned	31,563,833	3,057,935
Advisory fee payable	238,427	205,267
Trustees’ fees and expenses payable	3,954	2,000
TOTAL LIABILITIES	37,696,779	3,857,408
NET ASSETS	$1,779,946,144	$1,587,739,757
NET ASSETS CONSIST OF:
Paid-in Capital	$1,930,642,041	$1,861,973,526
Total distributable earnings (loss)	(150,695,897)	(274,233,769)
NET ASSETS	$1,779,946,144	$1,587,739,757
NET ASSET VALUE PER SHARE
Net asset value per share	$ 81.65	$ 71.04
Shares outstanding (unlimited amount authorized, $0.01 par value)	21,800,000	22,350,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,602,229,509	$1,568,831,831
Investments in affiliated issuers	31,563,833	3,057,935
Total cost of investments	$1,633,793,342	$1,571,889,766
* Includes investments in securities on loan, at value	$ 75,787,153	$ 30,382,082
See accompanying notes to financial statements.
77

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2021 (Unaudited)

	SPDR S&P 600 Small Cap ETF	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,859,340,332	$2,458,914,967	$4,243,126,443
Investments in affiliated issuers, at value	37,429,627	106,022,238	141,463,082
Total Investments	1,896,769,959	2,564,937,205	4,384,589,525
Cash	1,592,211	356,473	799,895
Receivable for investments sold	1,163,830	1,262,536	4,036,234
Receivable for fund shares sold	1,230	—	6,626
Dividends receivable — unaffiliated issuers	1,899,457	1,614,042	6,173,753
Dividends receivable — affiliated issuers	82	70	251
Securities lending income receivable — unaffiliated issuers	6,879	8,467	14,476
Securities lending income receivable — affiliated issuers	4,503	11,471	10,503
Receivable from Adviser	155,312	—	—
TOTAL ASSETS	1,901,593,463	2,568,190,264	4,395,631,263
LIABILITIES
Payable upon return of securities loaned	34,253,980	103,375,380	140,077,010
Payable for investments purchased	4,076,259	3,608,096	5,633,544
Payable for fund shares repurchased	—	235	—
Advisory fee payable	231,163	314,161	549,340
Trustees’ fees and expenses payable	1,520	2,694	1,863
TOTAL LIABILITIES	38,562,922	107,300,566	146,261,757
NET ASSETS	$1,863,030,541	$2,460,889,698	$4,249,369,506
NET ASSETS CONSIST OF:
Paid-in Capital	$1,639,366,309	$2,422,365,519	$4,606,358,753
Total distributable earnings (loss)	223,664,232	38,524,179	(356,989,247)
NET ASSETS	$1,863,030,541	$2,460,889,698	$4,249,369,506
NET ASSET VALUE PER SHARE
Net asset value per share	$ 99.36	$ 92.86	$ 84.81
Shares outstanding (unlimited amount authorized, $0.01 par value)	18,750,046	26,500,028	50,102,102
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,516,434,441	$1,903,370,373	$3,926,494,516
Investments in affiliated issuers	37,429,627	106,022,238	141,463,082
Total cost of investments	$1,553,864,068	$ 2,009,392,611	$4,067,957,598
* Includes investments in securities on loan, at value	$ 92,025,083	$ 194,008,879	$ 262,476,960
See accompanying notes to financial statements.
78

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2021 (Unaudited)

	SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 7,297,520	$ 16,028,828
Dividend income — affiliated issuers	346	425
Unaffiliated securities lending income	46,719	19,320
Affiliated securities lending income	17,316	2,483
TOTAL INVESTMENT INCOME (LOSS)	7,361,901	16,051,056
EXPENSES
Advisory fee	1,370,653	1,171,166
Trustees’ fees and expenses	11,172	9,693
Miscellaneous expenses	21	989
TOTAL EXPENSES	1,381,846	1,181,848
NET INVESTMENT INCOME (LOSS)	$ 5,980,055	$ 14,869,208
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(63,837,140)	(37,838,350)
Investments — affiliated issuers	663	(269)
In-kind redemptions — unaffiliated issuers	199,389,627	98,078,759
Net realized gain (loss)	135,553,150	60,240,140
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(65,046,840)	11,126,983
NET REALIZED AND UNREALIZED GAIN (LOSS)	70,506,310	71,367,123
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 76,486,365	$ 86,236,331
See accompanying notes to financial statements.
79

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2021 (Unaudited)

	SPDR S&P 600 Small Cap ETF	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 17,326,193	$ 13,229,720	$ 55,514,135
Dividend income — affiliated issuers	254	454	978
Unaffiliated securities lending income	28,482	43,896	88,996
Affiliated securities lending income	73,970	131,101	68,918
Foreign taxes withheld	(12,283)	(1,613)	(50,250)
TOTAL INVESTMENT INCOME (LOSS)	17,416,616	13,403,558	55,622,777
EXPENSES
Advisory fee	1,351,258	1,803,121	3,103,210
Trustees’ fees and expenses	9,567	12,839	20,534
Miscellaneous expenses	22	29	49
TOTAL EXPENSES	1,360,847	1,815,989	3,123,793
Expenses waived/reimbursed by the Adviser	(910,428)	—	—
NET EXPENSES	450,419	1,815,989	3,123,793
NET INVESTMENT INCOME (LOSS)	$ 16,966,197	$ 11,587,569	$ 52,498,984
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(3,195,783)	(106,054,116)	(83,926,126)
Investments — affiliated issuers	(122)	(578)	(527)
In-kind redemptions — unaffiliated issuers	77,066,562	218,156,983	498,335,695
Net realized gain (loss)	73,870,657	112,102,289	414,409,042
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(45,561,128)	(9,363,261)	(471,789,194)
NET REALIZED AND UNREALIZED GAIN (LOSS)	28,309,529	102,739,028	(57,380,152)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 45,275,726	$ 114,326,597	$ (4,881,168)
See accompanying notes to financial statements.
80

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR S&P 400 Mid Cap Growth ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 5,980,055	$ 11,364,517
Net realized gain (loss)	135,553,150	436,397,124
Net change in unrealized appreciation/depreciation	(65,046,840)	211,704,218
Net increase (decrease) in net assets resulting from operations	76,486,365	659,465,859
Net equalization credits and charges	1,552,803	(218,491)
Distributions to shareholders	(7,914,621)	(11,613,650)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	818,662,217	1,366,643,678
Cost of shares redeemed	(789,373,587)	(2,273,624,036)
Net income equalization	(1,552,803)	218,491
Net increase (decrease) in net assets from beneficial interest transactions	27,735,827	(906,761,867)
Net increase (decrease) in net assets during the period	97,860,374	(259,128,149)
Net assets at beginning of period	1,682,085,770	1,941,213,919
NET ASSETS AT END OF PERIOD	$1,779,946,144	$ 1,682,085,770
SHARES OF BENEFICIAL INTEREST:
Shares sold	10,000,000	21,550,000
Shares redeemed	(9,900,000)	(35,950,000)
Net increase (decrease) from share transactions	100,000	(14,400,000)
See accompanying notes to financial statements.
81

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 400 Mid Cap Value ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 14,869,208	$ 26,541,234
Net realized gain (loss)	60,240,140	310,855,709
Net change in unrealized appreciation/depreciation	11,126,983	261,666,199
Net increase (decrease) in net assets resulting from operations	86,236,331	599,063,142
Net equalization credits and charges	(116,093)	3,781,878
Distributions to shareholders	(14,062,186)	(30,175,992)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	560,442,827	2,054,034,876
Cost of shares redeemed	(571,445,700)	(1,990,006,769)
Net income equalization	116,093	(3,781,878)
Net increase (decrease) in net assets from beneficial interest transactions	(10,886,780)	60,246,229
Net increase (decrease) in net assets during the period	61,171,272	632,915,257
Net assets at beginning of period	1,526,568,485	893,653,228
NET ASSETS AT END OF PERIOD	$1,587,739,757	$ 1,526,568,485
SHARES OF BENEFICIAL INTEREST:
Shares sold	8,100,000	33,400,000
Shares redeemed	(8,350,000)	(31,750,000)
Net increase (decrease) from share transactions	(250,000)	1,650,000
See accompanying notes to financial statements.
82

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 600 Small Cap ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 16,966,197	$ 17,123,492
Net realized gain (loss)	73,870,657	130,462,047
Net change in unrealized appreciation/depreciation	(45,561,128)	525,108,931
Net increase (decrease) in net assets resulting from operations	45,275,726	672,694,470
Net equalization credits and charges	109,972	341,327
Distributions to shareholders	(16,123,300)	(16,927,478)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	162,022,956	560,629,700
Cost of shares redeemed	(157,744,547)	(385,070,423)
Net income equalization	(109,972)	(341,327)
Net increase (decrease) in net assets from beneficial interest transactions	4,168,437	175,217,950
Net increase (decrease) in net assets during the period	33,430,835	831,326,269
Net assets at beginning of period	1,829,599,706	998,273,437
NET ASSETS AT END OF PERIOD	$1,863,030,541	$1,829,599,706
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,675,000	6,675,000
Shares redeemed	(1,650,000)	(4,850,000)
Net increase (decrease) from share transactions	25,000	1,825,000
See accompanying notes to financial statements.
83

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 600 Small Cap Growth ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 11,587,569	$ 13,469,200
Net realized gain (loss)	112,102,289	164,932,559
Net change in unrealized appreciation/depreciation	(9,363,261)	656,186,290
Net increase (decrease) in net assets resulting from operations	114,326,597	834,588,049
Net equalization credits and charges	(85,626)	(38,021)
Distributions to shareholders	(11,012,750)	(12,798,645)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	687,018,053	560,960,883
Cost of shares redeemed	(635,517,187)	(618,033,942)
Net income equalization	85,626	38,021
Net increase (decrease) in net assets from beneficial interest transactions	51,586,492	(57,035,038)
Net increase (decrease) in net assets during the period	154,814,713	764,716,345
Net assets at beginning of period	2,306,074,985	1,541,358,640
NET ASSETS AT END OF PERIOD	$2,460,889,698	$2,306,074,985
SHARES OF BENEFICIAL INTEREST:
Shares sold	7,650,000	7,250,000
Shares redeemed	(7,150,000)	(8,400,000)
Net increase (decrease) from share transactions	500,000	(1,150,000)
See accompanying notes to financial statements.
84

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 600 Small Cap Value ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 52,498,984	$ 46,609,577
Net realized gain (loss)	414,409,042	255,023,000
Net change in unrealized appreciation/depreciation	(471,789,194)	1,312,034,550
Net increase (decrease) in net assets resulting from operations	(4,881,168)	1,613,667,127
Net equalization credits and charges	(224,893)	1,533,878
Distributions to shareholders	(49,550,229)	(47,328,048)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,578,304,025	1,963,136,052
Cost of shares redeemed	(1,402,055,718)	(1,318,728,229)
Net income equalization	224,893	(1,533,878)
Net increase (decrease) in net assets from beneficial interest transactions	176,473,200	642,873,945
Net increase (decrease) in net assets during the period	121,816,910	2,210,746,902
Net assets at beginning of period	4,127,552,596	1,916,805,694
NET ASSETS AT END OF PERIOD	$ 4,249,369,506	$ 4,127,552,596
SHARES OF BENEFICIAL INTEREST:
Shares sold	18,850,000	27,700,000
Shares redeemed	(16,900,000)	(18,550,000)
Net increase (decrease) from share transactions	1,950,000	9,150,000
See accompanying notes to financial statements.
85

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Growth ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 77.52	$ 53.77	$ 54.22	$ 53.98	$ 47.77	$ 41.10
Income (loss) from investment operations:
Net investment income (loss) (b)	0.26	0.43	0.55	0.65	0.56	0.51
Net realized and unrealized gain (loss) (c)	4.16	23.79	(0.38)	0.26	6.74	6.72
Total from investment operations	4.42	24.22	0.17	0.91	7.30	7.23
Net equalization credits and charges (b)	0.07	(0.01)	(0.00)(d)	0.02	0.06	0.02
Distributions to shareholders from:
Net investment income	(0.36)	(0.46)	(0.62)	(0.69)	(0.59)	(0.58)
Net realized gains	—	—	—	—	(0.56)	—
Total distributions	(0.36)	(0.46)	(0.62)	(0.69)	(1.15)	(0.58)
Net asset value, end of period	$ 81.65	$ 77.52	$ 53.77	$ 54.22	$ 53.98	$ 47.77
Total return (e)	5.82%	45.10%	0.35%	1.79%	15.51%	17.74%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,779,946	$1,682,086	$1,941,214	$1,680,730	$1,195,700	$573,287
Ratios to average net assets:
Total expenses	0.15%(f)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	0.65%(f)	0.65%	1.04%	1.24%	1.08%	1.14%
Portfolio turnover rate (g)	34%(h)	37%	45%	38%	50%	54%
(a)	After the close of trading on June 12, 2018, the SPDR S&P 400 Mid Cap Growth ETF underwent a 3-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
86

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Value ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 67.55	$ 42.66	$ 51.34	$ 52.01	$ 48.14	$ 41.47
Income (loss) from investment operations:
Net investment income (loss) (b)	0.66	1.04	1.02	0.93	0.96	0.80
Net realized and unrealized gain (loss) (c)	3.47	24.71	(8.59)	(0.69)	4.18	6.72
Total from investment operations	4.13	25.75	(7.57)	0.24	5.14	7.52
Net equalization credits and charges (b)	(0.01)	0.15	0.00(d)	0.06	0.10	0.03
Distributions to shareholders from:
Net investment income	(0.63)	(1.01)	(1.11)	(0.97)	(0.95)	(0.88)
Net realized gains	—	—	—	—	(0.42)	—
Total distributions	(0.63)	(1.01)	(1.11)	(0.97)	(1.37)	(0.88)
Net asset value, end of period	$ 71.04	$ 67.55	$ 42.66	$ 51.34	$ 52.01	$ 48.14
Total return (e)	6.14%	61.10%	(14.85)%	0.68%	10.98%	18.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,587,740	$1,526,568	$893,653	$1,491,525	$767,185	$346,625
Ratios to average net assets:
Total expenses	0.15%(f)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	1.90%(f)	1.82%	2.13%	1.83%	1.90%	1.73%
Portfolio turnover rate (g)	29%(h)	38%	45%	35%	45%	51%
(a)	After the close of trading on June 12, 2018, SPDR S&P 400 Mid Cap Value ET underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
87

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 97.71	$ 59.07	$ 67.66	$ 72.24	$ 61.60	$ 52.17
Income (loss) from investment operations:
Net investment income (loss) (b)	0.92	0.98	0.91	0.94	0.87	0.79
Net realized and unrealized gain (loss) (c)	1.59	38.58	(8.47)	(4.55)	11.52	10.80
Total from investment operations	2.51	39.56	(7.56)	(3.61)	12.39	11.59
Net equalization credits and charges (b)	0.01	0.02	(0.02)	0.01	0.01	0.02
Distributions to shareholders from:
Net investment income	(0.87)	(0.94)	(1.01)	(0.98)	(0.89)	(0.77)
Net realized gains	—	—	—	—	(0.87)	(1.41)
Total distributions	(0.87)	(0.94)	(1.01)	(0.98)	(1.76)	(2.18)
Net asset value, end of period	$ 99.36	$ 97.71	$ 59.07	$ 67.66	$ 72.24	$ 61.60
Total return (d)	2.60%	67.27%	(11.26)%	(4.95)%	20.38%	22.35%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,863,031	$1,829,600	$998,273	$1,288,927	$1,043,840	$751,493
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%	0.15%	0.15%	0.15%	0.15%
Net expenses	0.05%(e)	0.05%	0.11%	—%	—%	—%
Net investment income (loss)	1.88%(e)	1.22%	1.42%	1.37%	1.30%	1.33%
Portfolio turnover rate (f)	8%(g)	13%	15%	11%	14%	22%
(a)	After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
88

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Growth ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 88.70	$ 56.77	$ 60.96	$ 63.17	$ 54.12	$ 44.56
Income (loss) from investment operations:
Net investment income (loss) (b)	0.44	0.52	0.59	0.61	0.55	0.55
Net realized and unrealized gain (loss) (c)	4.13	31.91	(4.10)	(2.20)	11.19	9.53
Total from investment operations	4.57	32.43	(3.51)	(1.59)	11.74	10.08
Net equalization credits and charges (b)	(0.00)(d)	(0.00)(d)	(0.02)	0.01	0.02	0.02
Distributions to shareholders from:
Net investment income	(0.41)	(0.50)	(0.66)	(0.63)	(0.60)	(0.54)
Net realized gains	—	—	—	—	(2.11)	—
Total distributions	(0.41)	(0.50)	(0.66)	(0.63)	(2.71)	(0.54)
Net asset value, end of period	$ 92.86	$ 88.70	$ 56.77	$ 60.96	$ 63.17	$ 54.12
Total return (e)	5.18%	57.23%	(5.80)%	(2.47)%	22.28%	22.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,460,890	$2,306,075	$1,541,359	$1,975,179	$1,989,969	$1,298,877
Ratios to average net assets:
Total expenses	0.15%(f)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	0.96%(f)	0.69%	1.01%	0.99%	0.95%	1.08%
Portfolio turnover rate (g)	32%(h)	38%	50%	37%	44%	59%
(a)	After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap Growth ETF underwent a 4-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
89

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Value ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 85.72	$ 49.15	$ 60.70	$ 66.75	$ 59.60	$ 50.13
Income (loss) from investment operations:
Net investment income (loss) (b)	1.07	1.07	1.13	1.10	1.04	0.93
Net realized and unrealized gain (loss) (c)	(0.98)	36.50	(11.53)	(6.06)	9.55	9.89
Total from investment operations	0.09	37.57	(10.40)	(4.96)	10.590	10.82
Net equalization credits and charges (b)	(0.00)(d)	0.04	(0.01)	0.06	0.07	0.05
Distributions to shareholders from:
Net investment income	(1.00)	(1.04)	(1.14)	(1.15)	(1.05)	(0.91)
Net realized gains	—	—	—	—	(2.46)	(0.49)
Total distributions	(1.00)	(1.04)	(1.14)	(1.15)	(3.51)	(1.40)
Net asset value, end of period	$ 84.81	$ 85.72	$ 49.15	$ 60.70	$ 66.75	$ 59.60
Total return (e)	0.14%	76.93%	(17.29)%	(7.30)%	18.25%	21.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,249,370	$4,127,553	$1,916,806	$2,133,800	$1,511,950	$1,001,379
Ratios to average net assets:
Total expenses	0.15%(f)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	2.54%(f)	1.55%	2.02%	1.76%	1.65%	1.61%
Portfolio turnover rate (g)	30%(h)	36%	51%	34%	42%	53%
(a)	After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap Value ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
90

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2021 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 600 Small Cap ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an
91

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when
92

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2021, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
93

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2021, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
94

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR S&P 400 Mid Cap Growth ETF	0.15%
SPDR S&P 400 Mid Cap Value ETF	0.15
SPDR S&P 600 Small Cap ETF	0.15
SPDR S&P 600 Small Cap Growth ETF	0.15
SPDR S&P 600 Small Cap Value ETF	0.15
The Adviser has voluntarily agreed to waive a portion of its Management fee so that the total annual operating expenses of the SPDR S&P 600 Small Cap ETF do not exceed 0.05% of its average daily net assets. The Adviser may, in its sole discretion, discontinue this voluntary waiver at any time without any prior notice. For the period ended December 31, 2021, the Adviser waived fees as reported on the Statement of Operations.
From time to time, the Adviser may waive all or a portion of its fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2022. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2022 except with the approval of the Fund's Board.
95

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Trustees, who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees") (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Beginning on January 1, 2022 net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street. Prior to January 1, 2022, net proceeds were 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2021 are disclosed in the Schedules of Investments.
96

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

4.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2021, were as follows:
	Purchases	Sales
SPDR S&P 400 Mid Cap Growth ETF	$ 607,896,014	$ 604,445,986
SPDR S&P 400 Mid Cap Value ETF	441,023,557	437,190,236
SPDR S&P 600 Small Cap ETF	137,047,902	135,710,724
SPDR S&P 600 Small Cap Growth ETF	757,225,287	751,163,373
SPDR S&P 600 Small Cap Value ETF	1,238,266,407	1,225,967,986
For the period ended December 31, 2021, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P 400 Mid Cap Growth ETF	$ 818,413,573	$ 786,791,667	$199,389,627
SPDR S&P 400 Mid Cap Value ETF	558,590,426	572,993,742	98,078,759
SPDR S&P 600 Small Cap ETF	161,942,267	156,441,006	77,066,562
SPDR S&P 600 Small Cap Growth ETF	686,979,425	638,999,826	218,156,983
SPDR S&P 600 Small Cap Value ETF	1,527,121,919	1,347,989,572	498,335,695
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust
97

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2021, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P 400 Mid Cap Growth ETF	$1,635,455,066	$202,951,820	$ 28,579,500	$174,372,320
SPDR S&P 400 Mid Cap Value ETF	1,572,271,045	69,077,591	55,361,738	13,715,853
SPDR S&P 600 Small Cap ETF	1,556,568,835	444,757,138	104,556,014	340,201,124
SPDR S&P 600 Small Cap Growth ETF	2,012,602,970	581,449,425	29,115,190	552,334,235
SPDR S&P 600 Small Cap Value ETF	4,067,874,807	442,036,374	125,321,656	316,714,718
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security
98

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2021, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR S&P 400 Mid Cap Growth ETF	$ 75,787,153	$ 31,563,833	$ 46,228,979	$ 77,792,812
SPDR S&P 400 Mid Cap Value ETF	30,382,082	3,057,935	28,005,696	31,063,631
SPDR S&P 600 Small Cap ETF	92,025,083	34,253,980	60,299,670	94,553,650
SPDR S&P 600 Small Cap Growth ETF	194,008,879	103,375,380	95,486,984	198,862,364
SPDR S&P 600 Small Cap Value ETF	262,476,960	140,077,010	130,003,198	270,080,208
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
99

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2021:
		Remaining Contractual Maturity of the Agreements as of December 31, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P 400 Mid Cap Growth ETF	Common Stocks	$ 31,563,833	$—	$—	$—	$ 31,563,833	$ 31,563,833
SPDR S&P 400 Mid Cap Value ETF	Common Stocks	3,057,935	—	—	—	3,057,935	3,057,935
SPDR S&P 600 Small Cap ETF	Common Stocks	34,241,991	—	—	—	34,241,991	34,241,991
SPDR S&P 600 Small Cap ETF	Warrants	11,989	—	—	—	11,989	11,989
SPDR S&P 600 Small Cap Growth ETF	Common Stocks	103,375,380	—	—	—	103,375,380	103,375,380
SPDR S&P 600 Small Cap Value ETF	Common Stocks	140,010,183	—	—	—	140,010,183	140,010,183
SPDR S&P 600 Small Cap Value ETF	Warrants	66,827	—	—	—	66,827	66,827
9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
100

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
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SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

	SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF	SPDR S&P 600 Small Cap ETF
Annualized Expense Ratio	0.15%	0.15%	0.05%
Actual:
Ending Account Value	$1,058.20	$1,061.40	$1,026.00
Expenses Paid During Period(a)	0.78	0.78	0.26
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.40	1,024.40	1,025.00
Expenses Paid During Period(a)	0.77	0.77	0.26
	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF
Annualized Expense Ratio	0.15%	0.15%
Actual:
Ending Account Value	$1,051.80	$1,001.40
Expenses Paid During Period(a)	0.78	0.76
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.40	1,024.40
Expenses Paid During Period(a)	0.77	0.77
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
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SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program's principal objectives include assessing, managing and periodically reviewing each Fund's liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds' Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period September 2020 through June 2021, including:
•	the Program supported each Fund's ability to honor redemption requests timely;
•	the Program supported SSGA FM's management of each Fund's liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund's liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
104

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
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SPDR Series Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2022 State Street Corporation - All Rights Reserved
SPDR46SAR

Semi-Annual Report
December 31, 2021
SPDR® Series Trust - Equity Funds
SPDR Dow Jones REIT ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

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SPDR Dow Jones REIT ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Prologis, Inc. REIT	10.9%
Public Storage REIT	5.0
Simon Property Group, Inc. REIT	4.6
Digital Realty Trust, Inc. REIT	4.4
Realty Income Corp. REIT	3.5
Welltower, Inc. REIT	3.3
AvalonBay Communities, Inc. REIT	3.1
Alexandria Real Estate Equities, Inc. REIT	2.7
Equity Residential REIT	2.7
Extra Space Storage, Inc. REIT	2.6
TOTAL	42.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2021

% of Net Assets
Residential REITs	22.2%
Industrial REITs	19.2
Retail REITs	15.6
Specialized REITs	15.3
Health Care REITs	10.5
Office REITs	9.5
Hotel & Resort REITs	3.6
Diversified REITs	3.6
Short-Term Investments	0.2
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR S&P Biotech ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Arena Pharmaceuticals, Inc.	1.4%
Biohaven Pharmaceutical Holding Co., Ltd.	1.1
Cytokinetics, Inc.	1.0
Turning Point Therapeutics, Inc.	0.9
Fate Therapeutics, Inc.	0.9
BioCryst Pharmaceuticals, Inc.	0.9
Halozyme Therapeutics, Inc.	0.9
Kymera Therapeutics, Inc.	0.9
TG Therapeutics, Inc.	0.9
IVERIC bio, Inc.	0.9
TOTAL	9.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2021

% of Net Assets
Biotechnology	99.9%
Short Term Investments	7.6
Liabilities in Excess of Other Assets	(7.5)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR S&P Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
AT&T, Inc.	2.8%
AbbVie, Inc.	2.3
Exxon Mobil Corp.	2.2
Chevron Corp.	2.1
National Retail Properties, Inc. REIT	1.9
International Business Machines Corp.	1.9
Consolidated Edison, Inc.	1.8
Realty Income Corp. REIT	1.6
Walgreens Boots Alliance, Inc.	1.6
Cardinal Health, Inc.	1.6
TOTAL	19.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2021

% of Net Assets
Consumer Staples	16.4%
Industrials	15.2
Financials	14.9
Utilities	13.6
Materials	8.7
Health Care	6.7
Consumer Discretionary	6.4
Real Estate	6.2
Communication Services	4.3
Energy	4.3
Information Technology	3.0
Short-Term Investments	0.2
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 99.5%
Acadia Realty Trust REIT	166,789	$ 3,641,004
Agree Realty Corp. REIT	131,613	9,391,904
Alexandria Real Estate Equities, Inc. REIT	265,898	59,284,618
American Assets Trust, Inc. REIT	99,237	3,724,365
American Campus Communities, Inc. REIT	262,386	15,032,094
American Finance Trust, Inc. REIT	232,867	2,126,076
American Homes 4 Rent Class A REIT	534,853	23,324,939
Americold Realty Trust REIT	502,966	16,492,255
Apartment Income REIT Corp.	295,974	16,180,899
Apartment Investment & Management Co. Class A REIT (a)	287,045	2,215,987
Apple Hospitality REIT, Inc.	400,446	6,467,203
Ashford Hospitality Trust, Inc. REIT (a) (b)	61,162	587,155
AvalonBay Communities, Inc. REIT	263,526	66,564,032
Boston Properties, Inc. REIT	268,077	30,877,109
Brandywine Realty Trust REIT	322,717	4,330,862
Brixmor Property Group, Inc. REIT	560,001	14,229,625
Broadstone Net Lease, Inc. REIT	304,083	7,547,340
Camden Property Trust REIT	192,674	34,426,990
CareTrust REIT, Inc.	182,911	4,175,858
Centerspace REIT	26,925	2,985,983
Chatham Lodging Trust REIT (a) (b)	91,999	1,262,226
City Office REIT, Inc.	82,102	1,619,051
Community Healthcare Trust, Inc. REIT	44,263	2,092,312
Corporate Office Properties Trust REIT	211,780	5,923,487
Cousins Properties, Inc. REIT	280,349	11,292,458
CubeSmart REIT	408,731	23,260,881
DiamondRock Hospitality Co. REIT (a)	397,097	3,816,102
Digital Realty Trust, Inc. REIT	535,085	94,640,484
Diversified Healthcare Trust REIT	450,656	1,392,527
Douglas Emmett, Inc. REIT	330,891	11,084,849
Duke Realty Corp. REIT	718,105	47,136,412
Easterly Government Properties, Inc. REIT	162,418	3,722,621
EastGroup Properties, Inc. REIT	76,742	17,485,665
Empire State Realty Trust, Inc. Class A REIT	266,685	2,373,497
EPR Properties REIT	141,030	6,697,515
Equity Commonwealth REIT (a)	228,017	5,905,640
Equity LifeStyle Properties, Inc. REIT	322,336	28,255,974
Equity Residential REIT	643,528	58,239,284
Essential Properties Realty Trust, Inc. REIT	229,201	6,607,865
Essex Property Trust, Inc. REIT	122,761	43,240,107
See accompanying notes to financial statements.
4

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Extra Space Storage, Inc. REIT	252,440	$ 57,235,721
Federal Realty Investment Trust REIT	132,056	18,001,874
First Industrial Realty Trust, Inc. REIT	245,630	16,260,706
Four Corners Property Trust, Inc. REIT	145,864	4,289,860
Franklin Street Properties Corp. REIT	179,259	1,066,591
Getty Realty Corp. REIT	74,339	2,385,539
Global Medical REIT, Inc.	113,771	2,019,435
Global Net Lease, Inc. REIT	195,353	2,984,994
Healthcare Realty Trust, Inc. REIT	278,166	8,801,172
Healthcare Trust of America, Inc. Class A REIT	416,420	13,904,264
Healthpeak Properties, Inc. REIT	1,016,491	36,685,160
Hersha Hospitality Trust REIT (a) (b)	61,608	564,945
Highwoods Properties, Inc. REIT	196,822	8,776,293
Host Hotels & Resorts, Inc. REIT (a)	1,346,387	23,413,670
Hudson Pacific Properties, Inc. REIT	287,458	7,103,087
Independence Realty Trust, Inc. REIT	197,195	5,093,547
Industrial Logistics Properties Trust REIT	123,321	3,089,191
Innovative Industrial Properties, Inc. REIT	45,133	11,865,917
Invitation Homes, Inc. REIT	1,125,114	51,012,669
JBG SMITH Properties REIT	215,277	6,180,603
Kilroy Realty Corp. REIT	197,580	13,131,167
Kimco Realty Corp. REIT	1,162,343	28,651,755
Kite Realty Group Trust REIT	412,962	8,994,312
Life Storage, Inc. REIT	154,657	23,690,359
LTC Properties, Inc. REIT	74,287	2,536,158
LXP Industrial Trust REIT	533,291	8,330,005
Macerich Co. REIT	401,713	6,941,601
Medical Properties Trust, Inc. REIT	1,121,108	26,491,782
Mid-America Apartment Communities, Inc. REIT	217,125	49,817,160
Monmouth Real Estate Investment Corp. REIT	185,458	3,896,473
National Health Investors, Inc. REIT	86,470	4,969,431
National Retail Properties, Inc. REIT	331,100	15,915,977
National Storage Affiliates Trust REIT	154,525	10,693,130
NETSTREIT Corp.	74,681	1,710,195
NexPoint Residential Trust, Inc. REIT	42,848	3,591,948
Office Properties Income Trust REIT	91,350	2,269,134
Omega Healthcare Investors, Inc. REIT	450,630	13,334,142
Orion Office REIT, Inc. (a)	102,181	1,907,719
Paramount Group, Inc. REIT	309,649	2,582,473
Park Hotels & Resorts, Inc. REIT (a)	445,851	8,417,667
Pebblebrook Hotel Trust REIT	247,687	5,540,758
Piedmont Office Realty Trust, Inc. Class A REIT	234,049	4,301,821
See accompanying notes to financial statements.
5

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Prologis, Inc. REIT	1,394,007	$ 234,695,019
PS Business Parks, Inc. REIT	37,960	6,991,093
Public Storage REIT	287,643	107,739,562
Realty Income Corp. REIT	1,066,724	76,366,771
Regency Centers Corp. REIT	290,570	21,894,449
Retail Opportunity Investments Corp. REIT	228,995	4,488,302
Rexford Industrial Realty, Inc. REIT	285,592	23,164,367
RLJ Lodging Trust REIT	314,107	4,375,511
RPT Realty REIT	158,883	2,125,855
Ryman Hospitality Properties, Inc. REIT (a)	103,799	9,545,356
Seritage Growth Properties Class A REIT (a) (b)	68,657	911,078
Service Properties Trust REIT	311,308	2,736,397
Simon Property Group, Inc. REIT	619,640	98,999,883
SITE Centers Corp. REIT	338,518	5,358,740
SL Green Realty Corp. REIT	125,777	9,018,211
Spirit Realty Capital, Inc. REIT	232,460	11,202,247
STAG Industrial, Inc. REIT	329,968	15,825,265
STORE Capital Corp. REIT	462,716	15,917,430
Summit Hotel Properties, Inc. REIT (a)	200,699	1,958,822
Sun Communities, Inc. REIT	218,631	45,905,951
Sunstone Hotel Investors, Inc. REIT (a)	413,536	4,850,777
Tanger Factory Outlet Centers, Inc. REIT	196,025	3,779,362
Terreno Realty Corp. REIT	141,019	12,027,511
UDR, Inc. REIT	547,909	32,869,061
Universal Health Realty Income Trust REIT	24,218	1,440,244
Urban Edge Properties REIT	207,615	3,944,685
Ventas, Inc. REIT	752,685	38,477,257
Veris Residential, Inc. REIT (a)	150,900	2,773,542
Vornado Realty Trust REIT	299,819	12,550,423
Washington Real Estate Investment Trust	159,579	4,125,117
Welltower, Inc. REIT	820,716	70,392,811
WP Carey, Inc. REIT	351,274	28,822,032
Xenia Hotels & Resorts, Inc. REIT (a)	215,380	3,900,532
TOTAL COMMON STOCKS (Cost $1,866,739,093)		2,147,279,323
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	3,985,290	3,985,689
See accompanying notes to financial statements.
6

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	527,137	$ 527,137
TOTAL SHORT-TERM INVESTMENTS (Cost $4,512,826)		4,512,826
TOTAL INVESTMENTS — 99.7% (Cost $1,871,251,919)		2,151,792,149
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		5,999,487
NET ASSETS — 100.0%		$ 2,157,791,636
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
At December 31, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
DJ US Real Estate Index (long)	204	03/18/2022	$8,946,412	$9,228,960	$282,548
During the period ended December 31, 2021, average notional value related to futures contracts was $8,472,767.
See accompanying notes to financial statements.
7

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,147,279,323	$—	$—	$2,147,279,323
Short-Term Investments	4,512,826	—	—	4,512,826
TOTAL INVESTMENTS	$2,151,792,149	$—	$—	$2,151,792,149
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	282,548	—	—	282,548
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 282,548	$—	$—	$ 282,548
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$2,152,074,697	$—	$—	$2,152,074,697
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,631,274	$3,632,363	$ 55,894,729	$ 55,540,324	$(1,014)	$(65)	3,985,290	$3,985,689	$1,553
State Street Navigator Securities Lending Portfolio II	6,259,134	6,259,134	108,075,532	113,807,529	—	—	527,137	527,137	8,165
Total		$9,891,497	$163,970,261	$169,347,853	$(1,014)	$(65)		$4,512,826	$9,718
See accompanying notes to financial statements.
8

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 99.9%
2seventy bio, Inc. (a) (b) (c)	1,875,534	$ 48,069,936
4D Molecular Therapeutics, Inc. (b)	785,458	17,232,949
Aadi Bioscience, Inc. (b)	290,106	7,006,060
AbbVie, Inc.	435,966	59,029,796
ACADIA Pharmaceuticals, Inc. (b)	2,457,684	57,362,345
Achillion Pharmaceuticals, Inc. (c)	51,865	75,464
Adagio Therapeutics, Inc. (b)	1,272,401	9,237,631
Agenus, Inc. (a) (b)	16,990,191	54,708,415
Agios Pharmaceuticals, Inc. (b) (c)	1,849,478	60,792,342
Akebia Therapeutics, Inc. (b) (c)	7,657,422	17,305,774
Akero Therapeutics, Inc. (b) (c)	582,546	12,320,848
Albireo Pharma, Inc. (b) (c)	666,968	15,533,685
Aldeyra Therapeutics, Inc. (b) (c)	2,209,535	8,838,140
Alector, Inc. (b) (c)	1,863,241	38,475,927
Alkermes PLC (b) (c)	2,506,155	58,293,165
Allakos, Inc. (b)	751,485	7,357,038
Allogene Therapeutics, Inc. (b)	3,034,342	45,272,383
Allovir, Inc. (b) (c)	654,287	8,466,474
Alnylam Pharmaceuticals, Inc. (b)	315,073	53,430,079
Altimmune, Inc. (a) (b)	3,765,499	34,491,971
ALX Oncology Holdings, Inc. (b) (c)	1,109,898	23,851,708
Amgen, Inc.	259,450	58,368,466
Amicus Therapeutics, Inc. (b) (c)	5,321,831	61,467,148
AnaptysBio, Inc. (b) (c)	449,892	15,633,747
Anavex Life Sciences Corp. (b) (c)	2,520,127	43,699,002
Anika Therapeutics, Inc. (b)	241,472	8,651,942
Annexon, Inc. (b)	743,736	8,545,527
Apellis Pharmaceuticals, Inc. (b)	1,306,355	61,764,464
Arcturus Therapeutics Holdings, Inc. (a) (b) (c)	1,582,529	58,569,398
Arcus Biosciences, Inc. (b) (c)	1,310,469	53,034,680
Arcutis Biotherapeutics, Inc. (b) (c)	589,816	12,232,784
Arena Pharmaceuticals, Inc. (b)	1,095,433	101,809,543
Arrowhead Pharmaceuticals, Inc. (b) (c)	780,762	51,764,521
Atara Biotherapeutics, Inc. (b) (c)	2,624,110	41,355,974
Avid Bioservices, Inc. (b) (c)	1,867,030	54,479,935
Avidity Biosciences, Inc. (b) (c)	666,083	15,832,793
Avita Medical, Inc. (b) (c)	375,290	4,495,974
Beam Therapeutics, Inc. (b) (c)	742,301	59,153,967
BioAtla, Inc. (b)	861,878	16,918,665
BioCryst Pharmaceuticals, Inc. (b) (c)	4,696,006	65,039,683
See accompanying notes to financial statements.
9

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Biogen, Inc. (b)	235,178	$ 56,423,906
Biohaven Pharmaceutical Holding Co., Ltd. (b) (c)	548,553	75,596,089
BioMarin Pharmaceutical, Inc. (b)	644,499	56,941,487
Bioxcel Therapeutics, Inc. (b) (c)	1,023,397	20,805,661
Bluebird Bio, Inc. (a) (b) (c)	6,105,800	60,996,942
Blueprint Medicines Corp. (b)	564,566	60,470,664
Bridgebio Pharma, Inc. (b) (c)	1,511,730	25,215,656
C4 Therapeutics, Inc. (b)	954,525	30,735,705
CareDx, Inc. (b)	1,273,521	57,919,735
Catalyst Pharmaceuticals, Inc. (b)	2,371,551	16,055,400
Celldex Therapeutics, Inc. (b)	1,495,116	57,771,282
CEL-SCI Corp. (a) (b) (c)	2,510,195	17,822,384
Cerevel Therapeutics Holdings, Inc. (b)	1,402,633	45,473,362
ChemoCentryx, Inc. (b)	1,631,160	59,390,536
Chimerix, Inc. (b) (c)	2,434,299	15,652,543
Chinook Therapeutics, Inc. (b)	678,139	11,060,447
Clovis Oncology, Inc. (a) (b) (c)	13,832,578	37,486,286
Coherus Biosciences, Inc. (b) (c)	1,849,799	29,522,792
Crinetics Pharmaceuticals, Inc. (b) (c)	540,686	15,360,889
Cue Biopharma, Inc. (b)	1,006,937	11,388,457
Cullinan Oncology, Inc. (b) (c)	738,004	11,387,402
Curis, Inc. (a) (b) (c)	6,215,478	29,585,675
Cytokinetics, Inc. (b) (c)	1,515,454	69,074,393
CytomX Therapeutics, Inc. (b)	1,580,750	6,844,647
Deciphera Pharmaceuticals, Inc. (a) (b) (c)	5,685,355	55,545,918
Denali Therapeutics, Inc. (b) (c)	1,263,223	56,339,746
Dermtech, Inc. (a) (b) (c)	2,364,064	37,352,211
Dynavax Technologies Corp. (b) (c)	4,104,130	57,745,109
Eagle Pharmaceuticals, Inc. (b)	335,062	17,061,357
Editas Medicine, Inc. (b) (c)	1,885,831	50,068,813
Emergent BioSolutions, Inc. (b)	1,365,979	59,379,107
Enanta Pharmaceuticals, Inc. (b)	497,974	37,238,496
Exact Sciences Corp. (b) (c)	689,855	53,691,415
Exelixis, Inc. (b)	3,285,779	60,064,040
Fate Therapeutics, Inc. (b) (c)	1,112,914	65,116,598
FibroGen, Inc. (b)	2,810,728	39,631,265
Forma Therapeutics Holdings, Inc. (b)	1,195,166	16,995,261
G1 Therapeutics, Inc. (a) (b) (c)	3,590,987	36,663,977
Generation Bio Co. (b) (c)	1,124,508	7,961,517
Geron Corp. (b) (c)	5,906,416	7,205,828
Gilead Sciences, Inc.	778,793	56,548,160
Global Blood Therapeutics, Inc. (b) (c)	1,982,937	58,040,566
See accompanying notes to financial statements.
10

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Gossamer Bio, Inc. (b) (c)	1,882,348	$ 21,289,356
Gritstone bio, Inc. (b)	2,768,110	35,597,895
Halozyme Therapeutics, Inc. (b) (c)	1,585,714	63,761,560
Heron Therapeutics, Inc. (a) (b) (c)	5,823,105	53,164,949
Horizon Therapeutics Plc (b)	543,834	58,603,552
Ideaya Biosciences, Inc. (b) (c)	1,107,031	26,170,213
IGM Biosciences, Inc. (b) (c)	581,629	17,059,179
ImmunityBio, Inc. (b) (c)	4,742,297	28,833,166
ImmunoGen, Inc. (b) (c)	4,285,178	31,796,021
Immunovant, Inc. (b) (c)	1,970,379	16,787,629
Incyte Corp. (b)	836,524	61,400,862
Inhibrx, Inc. (b) (c)	403,776	17,632,898
Inovio Pharmaceuticals, Inc. (b) (c)	9,057,699	45,197,918
Insmed, Inc. (b) (c)	2,073,037	56,469,528
Intellia Therapeutics, Inc. (b) (c)	479,818	56,733,680
Intercept Pharmaceuticals, Inc. (a) (b) (c)	2,695,824	43,914,973
Invitae Corp. (b) (c)	3,417,194	52,180,552
Ionis Pharmaceuticals, Inc. (b) (c)	1,856,415	56,490,708
Iovance Biotherapeutics, Inc. (b) (c)	2,962,009	56,544,752
Ironwood Pharmaceuticals, Inc. (b) (c)	4,946,471	57,675,852
iTeos Therapeutics, Inc. (b)	406,242	18,914,628
IVERIC bio, Inc. (b)	3,749,756	62,695,920
KalVista Pharmaceuticals, Inc. (b) (c)	665,903	8,809,897
Karuna Therapeutics, Inc. (b) (c)	421,177	55,174,187
Karyopharm Therapeutics, Inc. (a) (b) (c)	3,948,326	25,387,736
Keros Therapeutics, Inc. (b) (c)	381,869	22,343,155
Kezar Life Sciences, Inc. (b)	703,664	11,765,262
Kiniksa Pharmaceuticals Ltd. Class A (b) (c)	913,231	10,748,729
Kodiak Sciences, Inc. (b) (c)	661,480	56,080,274
Kronos Bio, Inc. (b) (c)	793,256	10,780,349
Krystal Biotech, Inc. (b)	337,145	23,583,293
Kura Oncology, Inc. (b)	2,140,045	29,960,630
Kymera Therapeutics, Inc. (b)	993,699	63,089,949
Ligand Pharmaceuticals, Inc. (b) (c)	380,082	58,707,466
MacroGenics, Inc. (b) (c)	1,782,205	28,604,390
Madrigal Pharmaceuticals, Inc. (b) (c)	379,212	32,134,425
MannKind Corp. (b) (c)	8,385,938	36,646,549
Mersana Therapeutics, Inc. (b)	2,892,550	17,991,661
MiMedx Group, Inc. (b)	2,237,198	13,512,676
Mirati Therapeutics, Inc. (b)	405,884	59,539,124
Moderna, Inc. (b)	212,799	54,046,690
Morphic Holding, Inc. (b) (c)	559,095	26,489,921
See accompanying notes to financial statements.
11

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Myovant Sciences, Ltd. (b) (c)	2,616,496	$ 40,738,843
Myriad Genetics, Inc. (b)	1,835,492	50,659,579
Natera, Inc. (b)	611,931	57,148,236
Neurocrine Biosciences, Inc. (b)	686,846	58,498,674
Novavax, Inc. (b) (c)	328,502	46,998,781
Nurix Therapeutics, Inc. (b) (c)	941,175	27,247,016
Ocugen, Inc. (a) (b) (c)	10,225,834	46,527,545
OPKO Health, Inc. (b) (c)	8,889,427	42,758,144
Organogenesis Holdings, Inc. (b) (c)	3,978,338	36,759,843
ORIC Pharmaceuticals, Inc. (b)	696,335	10,236,124
PMV Pharmaceuticals, Inc. (b) (c)	1,226,208	28,325,405
Praxis Precision Medicines, Inc. (b)	700,214	13,794,216
Precigen, Inc. (b) (c)	4,918,658	18,248,221
Precision BioSciences, Inc. (b) (c)	1,670,630	12,362,662
Protagonist Therapeutics, Inc. (b) (c)	1,719,814	58,817,639
Prothena Corp. PLC (b) (c)	1,251,917	61,844,700
PTC Therapeutics, Inc. (b) (c)	1,443,685	57,501,974
Radius Health, Inc. (a) (b) (c)	3,427,800	23,720,376
Rapt Therapeutics, Inc. (b) (c)	872,902	32,061,690
Recursion Pharmaceuticals, Inc. Class A (b) (c)	2,882,440	49,376,197
Regeneron Pharmaceuticals, Inc. (b)	81,722	51,609,077
REGENXBIO, Inc. (b)	1,204,167	39,376,261
Relay Therapeutics, Inc. (b)	1,938,616	59,534,897
Replimenu Group, Inc. (b) (c)	709,506	19,227,613
REVOLUTION Medicines, Inc. (b) (c)	1,634,410	41,138,100
Rhythm Pharmaceuticals, Inc. (b) (c)	1,157,781	11,554,654
Rigel Pharmaceuticals, Inc. (b)	5,045,188	13,369,748
Rocket Pharmaceuticals, Inc. (b) (c)	1,498,262	32,707,059
Rubius Therapeutics, Inc. (b) (c)	1,241,572	12,018,417
Sage Therapeutics, Inc. (b)	1,416,225	60,246,211
Sana Biotechnology, Inc. (b) (c)	2,045,299	31,661,229
Sangamo Therapeutics, Inc. (b)	3,733,821	28,003,657
Sarepta Therapeutics, Inc. (b)	639,937	57,626,327
Scholar Rock Holding Corp. (b) (c)	690,435	17,150,405
Seagen, Inc. (b)	383,675	59,316,155
Seres Therapeutics, Inc. (b) (c)	3,423,477	28,517,563
Sorrento Therapeutics, Inc. (b) (c)	8,823,917	41,031,214
Spero Therapeutics, Inc. (b) (c)	362,651	5,806,043
SpringWorks Therapeutics, Inc. (b)	781,149	48,415,615
Stoke Therapeutics, Inc. (b)	436,004	10,459,736
Sutro Biopharma, Inc. (b)	841,725	12,524,868
Syndax Pharmaceuticals, Inc. (b)	1,637,507	35,845,028
See accompanying notes to financial statements.
12

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
TG Therapeutics, Inc. (b) (c)	3,301,660	$ 62,731,540
Travere Therapeutics, Inc. (b)	1,771,491	54,987,081
Turning Point Therapeutics, Inc. (b)	1,377,361	65,700,120
Twist Bioscience Corp. (b) (c)	658,297	50,945,605
Ultragenyx Pharmaceutical, Inc. (b)	702,275	59,054,305
uniQure NV (b) (c)	1,525,675	31,642,499
United Therapeutics Corp. (b)	290,127	62,690,642
Vanda Pharmaceuticals, Inc. (b)	1,350,756	21,193,362
Vaxart, Inc. (a) (b) (c)	8,795,577	55,148,268
Vaxcyte, Inc. (b)	479,872	11,416,155
VBI Vaccines, Inc. (b) (c)	8,420,452	19,703,858
Veracyte, Inc. (b) (c)	1,394,874	57,468,809
Verastem, Inc. (b)	5,867,650	12,028,682
Vericel Corp. (b) (c)	1,353,608	53,196,794
Vertex Pharmaceuticals, Inc. (b)	262,917	57,736,573
Verve Therapeutics, Inc. (b) (c)	1,487,511	54,844,531
Viking Therapeutics, Inc. (b) (c)	2,377,127	10,934,784
Vir Biotechnology, Inc. (b)	1,254,731	52,535,587
VistaGen Therapeutics, Inc. (b) (c)	5,086,864	9,919,385
Xencor, Inc. (b) (c)	672,304	26,972,836
Y-mAbs Therapeutics, Inc. (b) (c)	794,551	12,879,672
Zentalis Pharmaceuticals, Inc. (b) (c)	676,441	56,861,630
ZIOPHARM Oncology, Inc. (b) (c)	8,466,340	9,228,311
TOTAL COMMON STOCKS (Cost $9,152,272,012)		7,066,500,992
SHORT-TERM INVESTMENTS — 7.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (d) (e)	8,163,030	8,163,846
State Street Navigator Securities Lending Portfolio II (f) (g)	527,517,118	527,517,118
TOTAL SHORT-TERM INVESTMENTS (Cost $535,680,998)		535,680,964
TOTAL INVESTMENTS — 107.5% (Cost $9,687,953,010)		7,602,181,956
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.5)%		(529,067,046)
NET ASSETS — 100.0%		$ 7,073,114,910
(a)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at December 31, 2021.
See accompanying notes to financial statements.
13

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,066,425,528	$75,464	$—	$7,066,500,992
Short-Term Investments	535,680,964	—	—	535,680,964
TOTAL INVESTMENTS	$7,602,106,492	$75,464	$—	$7,602,181,956
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
2seventy bio, Inc.	—	$ —	$ 37,683,271	$ 11,502,052	$ 3,443,199	$ 18,445,519	1,875,534	$ 48,069,937	$ —
Agenus, Inc.	7,286,825	40,004,669	74,277,790	37,409,697	7,795,514	(29,959,861)	16,990,191	54,708,415	—
Akebia Therapeutics, Inc.	10,330,349	39,152,023	34,486,831	40,214,096	(5,011,987)	—*	—	—*	—
Altimmune, Inc.	3,151,954	31,046,747	44,189,807	41,422,773	(94,287)	772,477	3,765,499	34,491,971	—
Arcturus Therapeutics Holdings, Inc.	1,317,004	44,567,415	78,415,928	69,351,810	(2,357,801)	7,295,666	1,582,529	58,569,398	—
Athenex, Inc.	7,074,314	32,683,331	11,288,962	35,924,436	(11,379,617)	—*	—	—*	—
Bluebird Bio, Inc.	1,328,245	42,477,275	101,961,053	34,235,219	(3,954,386)	(45,251,781)	6,105,800	60,996,942	—
CEL-SCI Corp.	2,039,362	17,701,662	49,631,200	39,080,913	(20,674,230)	10,244,665	2,510,195	17,822,384	—
ChemoCentryx, Inc.	3,718,648	49,792,697	90,339,798	155,034,396	6,550,295	—*	—	—*	—
Clovis Oncology, Inc.	7,836,192	45,449,914	67,098,154	39,440,050	(2,730,941)	(32,890,791)	13,832,578	37,486,286	—
Curis, Inc.	5,654,541	45,632,146	46,290,734	41,792,883	(6,882,977)	(13,661,345)	6,215,478	29,585,675	—
CytomX Therapeutics, Inc.	3,390,843	21,464,036	17,637,617	28,576,366	(5,037,673)	—*	—	—*	—
Deciphera Pharmaceuticals, Inc.	1,278,719	46,813,903	79,715,159	37,518,474	(9,284,311)	(24,180,359)	5,685,355	55,545,918	—
Dermtech, Inc.	1,116,978	46,432,775	67,483,415	36,337,314	(2,044,158)	(38,182,507)	2,364,064	37,352,211	—
FibroGen, Inc.	1,738,067	46,284,724	78,103,191	71,451,863	(47,716,702)	—*	—	—*	—
G1 Therapeutics, Inc.	2,094,965	45,963,532	67,288,357	42,420,840	(9,965,256)	(24,201,816)	3,590,987	36,663,977	—
Heron Therapeutics, Inc.	2,941,073	45,645,453	72,115,008	39,442,808	(1,386,575)	(23,766,129)	5,823,105	53,164,949	—
Humanigen, Inc.	2,145,544	37,289,555	75,053,538	68,478,648	(41,107,397)	—*	—	—*	—
Intercept Pharmaceuticals, Inc.	2,100,790	41,952,776	48,644,906	38,471,094	(19,359,621)	11,148,006	2,695,824	43,914,973	—
Karyopharm Therapeutics, Inc.	4,388,848	45,292,911	48,678,711	51,088,278	(36,042,637)	18,547,029	3,948,326	25,387,736	—
Kiniksa Pharmaceuticals Ltd.	1,789,862	24,932,778	21,541,714	32,839,646	(6,495,891)	3,609,774	913,231	10,748,729	—
See accompanying notes to financial statements.
14

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
Ocugen, Inc.	7,144,072	$ 57,366,898	$ 71,809,388	$ 50,628,227	$ 1,846,995	$ (33,867,510)	10,225,834	$ 46,527,544	$ —
Radius Health, Inc.	1,393,055	25,409,323	36,021,120	20,328,323	(1,808,294)	(15,573,450)	3,427,800	23,720,376	—
Seres Therapeutics, Inc.	2,205,129	52,592,327	88,905,345	86,501,620	(30,404,836)	—*	—	—*	—
Sesen Bio, Inc.	10,657,136	49,235,968	10,585,339	18,984,753	(38,020,678)	—*	—	—*	—
Spectrum Pharmaceuticals, Inc.	6,290,510	23,589,413	31,369,340	35,133,436	(22,513,477)	—*	—	—*	—
State Street Institutional Liquid Reserves Fund, Premier Class	6,614,369	6,616,353	229,903,386	228,354,923	(512)	(458)	8,163,030	8,163,846	1,785
State Street Navigator Securities Lending Portfolio II	827,025,040	827,025,040	1,296,979,825	1,596,487,747	—	—	527,517,118	527,517,118	1,886,329
Vaxart, Inc.	5,182,265	38,815,165	68,550,365	41,403,226	2,481,199	(13,295,235)	8,795,577	55,148,268	—
Total		$1,871,230,809	$3,046,049,252	$ 3,069,855,911	$(302,157,042)	$(224,768,106)		$1,265,586,653	$ 1,888,114
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended December 31, 2021.
*	As of December 31, 2021, no longer an affiliate.
See accompanying notes to financial statements.
15

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.9%
General Dynamics Corp.	919,109	$ 191,606,653
AIR FREIGHT & LOGISTICS — 1.4%
C.H. Robinson Worldwide, Inc.	1,865,225	200,754,167
Expeditors International of Washington, Inc.	627,632	84,284,701
		285,038,868
BANKS — 6.5%
Bank OZK	4,713,202	219,305,289
Commerce Bancshares, Inc. (a)	1,738,927	119,533,842
Community Bank System, Inc.	1,700,014	126,617,043
Cullen/Frost Bankers, Inc.	1,527,503	192,572,303
People's United Financial, Inc.	17,702,315	315,455,253
Prosperity Bancshares, Inc.	2,876,874	207,997,990
United Bankshares, Inc.	4,638,793	168,295,410
		1,349,777,130
BEVERAGES — 2.9%
Brown-Forman Corp. Class B	1,222,835	89,095,758
Coca-Cola Co.	4,663,498	276,125,717
PepsiCo, Inc.	1,417,310	246,200,920
		611,422,395
BIOTECHNOLOGY — 2.3%
AbbVie, Inc.	3,502,897	474,292,254
BUILDING PRODUCTS — 1.3%
A.O. Smith Corp.	2,023,006	173,675,065
Carlisle Cos., Inc.	378,202	93,839,480
		267,514,545
CAPITAL MARKETS — 3.4%
FactSet Research Systems, Inc.	152,931	74,325,995
Franklin Resources, Inc.	9,725,558	325,708,938
S&P Global, Inc.	127,572	60,205,054
SEI Investments Co.	1,539,860	93,839,068
T Rowe Price Group, Inc.	842,324	165,634,591
		719,713,646
CHEMICALS — 4.9%
Air Products & Chemicals, Inc.	637,956	194,104,493
Albemarle Corp.	244,048	57,051,101
See accompanying notes to financial statements.
16

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Ecolab, Inc.	329,604	$ 77,321,803
HB Fuller Co.	1,180,613	95,629,653
Linde PLC	364,796	126,376,278
PPG Industries, Inc.	809,237	139,544,828
RPM International, Inc.	1,753,360	177,089,360
Sherwin-Williams Co.	203,371	71,619,131
Stepan Co.	710,808	88,346,326
		1,027,082,973
COMMERCIAL SERVICES & SUPPLIES — 1.9%
ABM Industries, Inc.	3,007,806	122,868,875
Brady Corp. Class A	1,855,546	100,013,929
Cintas Corp.	185,516	82,215,126
MSA Safety, Inc.	618,649	93,391,253
		398,489,183
CONTAINERS & PACKAGING — 3.1%
Amcor PLC	26,447,728	317,637,213
AptarGroup, Inc.	790,474	96,817,256
Sonoco Products Co.	4,024,757	232,993,183
		647,447,652
DISTRIBUTORS — 1.1%
Genuine Parts Co.	1,603,117	224,757,003
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.8%
AT&T, Inc.	23,959,435	589,402,101
ELECTRIC UTILITIES — 2.0%
Eversource Energy	2,702,461	245,869,902
NextEra Energy, Inc.	1,842,485	172,014,399
		417,884,301
ELECTRICAL EQUIPMENT — 0.8%
Emerson Electric Co.	1,759,738	163,602,842
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Badger Meter, Inc.	600,368	63,975,214
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 6.2%
Essex Property Trust, Inc. REIT	618,356	217,803,534
Federal Realty Investment Trust REIT	2,383,179	324,874,961
National Retail Properties, Inc. REIT	8,435,070	405,473,815
Orion Office REIT, Inc. (b)	481,658	8,992,555
See accompanying notes to financial statements.
17

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Realty Income Corp. REIT	4,826,071	$ 345,498,423
		1,302,643,288
FOOD & STAPLES RETAILING — 3.4%
Casey's General Stores, Inc.	306,988	60,584,082
Sysco Corp.	2,413,924	189,613,730
Walmart, Inc.	843,844	122,095,788
Walgreens Boots Alliance, Inc.	6,570,269	342,705,231
		714,998,831
FOOD PRODUCTS — 4.8%
Archer-Daniels-Midland Co.	2,953,599	199,633,756
Hormel Foods Corp.	4,512,322	220,246,437
J.M. Smucker Co.	2,127,702	288,984,486
Lancaster Colony Corp.	812,354	134,525,822
McCormick & Co., Inc. (a)	1,648,749	159,285,641
		1,002,676,142
GAS UTILITIES — 5.4%
Atmos Energy Corp.	2,390,350	250,436,970
National Fuel Gas Co. (a)	3,144,904	201,085,162
New Jersey Resources Corp.	4,701,036	193,024,538
South Jersey Industries, Inc. (a) (c)	8,378,117	218,836,416
UGI Corp.	5,792,577	265,937,210
		1,129,320,296
HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Abbott Laboratories	953,645	134,215,997
Becton Dickinson and Co.	433,438	109,000,988
Medtronic PLC	1,295,250	133,993,613
		377,210,598
HEALTH CARE PROVIDERS & SERVICES — 1.6%
Cardinal Health, Inc.	6,350,347	326,979,367
HOTELS, RESTAURANTS & LEISURE — 1.0%
McDonald's Corp.	761,466	204,126,191
HOUSEHOLD DURABLES — 1.2%
Leggett & Platt, Inc. (a)	6,269,902	258,069,166
HOUSEHOLD PRODUCTS — 5.2%
Church & Dwight Co., Inc.	1,145,590	117,422,975
Clorox Co.	1,376,359	239,981,955
See accompanying notes to financial statements.
18

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Colgate-Palmolive Co.	2,501,607	$ 213,487,142
Kimberly-Clark Corp.	2,052,411	293,330,580
Procter & Gamble Co.	1,401,510	229,259,006
		1,093,481,658
INDUSTRIAL CONGLOMERATES — 1.5%
3M Co.	1,480,334	262,951,729
Roper Technologies, Inc.	82,098	40,380,722
		303,332,451
INSURANCE — 5.0%
Aflac, Inc.	3,551,706	207,384,113
Brown & Brown, Inc.	795,893	55,935,360
Chubb, Ltd.	777,649	150,327,328
Cincinnati Financial Corp.	1,432,009	163,148,786
Old Republic International Corp.	12,049,814	296,184,428
RenaissanceRe Holdings, Ltd.	555,031	93,983,399
RLI Corp. (a)	730,001	81,833,112
		1,048,796,526
IT SERVICES — 2.7%
Automatic Data Processing, Inc.	677,704	167,108,252
International Business Machines Corp.	2,928,245	391,389,227
Kyndryl Holdings, Inc. (b)	584,509	10,579,613
		569,077,092
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Polaris, Inc. (a)	1,324,172	145,539,745
LIFE SCIENCES TOOLS & SERVICES — 0.1%
West Pharmaceutical Services, Inc.	30,198	14,163,164
MACHINERY — 5.8%
Caterpillar, Inc.	914,151	188,991,578
Donaldson Co., Inc.	2,033,819	120,524,114
Dover Corp.	602,831	109,474,110
Franklin Electric Co., Inc.	796,023	75,271,935
Graco, Inc.	1,126,331	90,804,805
Illinois Tool Works, Inc.	834,055	205,844,774
Lincoln Electric Holdings, Inc. (a)	869,288	121,239,597
Nordson Corp.	267,430	68,266,856
Pentair PLC	1,152,911	84,197,090
Stanley Black & Decker, Inc.	760,013	143,353,652
		1,207,968,511
See accompanying notes to financial statements.
19

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
MEDIA — 0.6%
John Wiley & Sons, Inc. Class A	2,197,556	$ 125,854,032
METALS & MINING — 0.7%
Nucor Corp.	1,274,742	145,511,799
MULTI-UTILITIES — 3.8%
Black Hills Corp.	2,689,823	189,820,809
Consolidated Edison, Inc.	4,451,112	379,768,876
MDU Resources Group, Inc.	7,284,419	224,651,482
		794,241,167
MULTILINE RETAIL — 0.5%
Target Corp.	487,641	112,859,633
OIL, GAS & CONSUMABLE FUELS — 4.3%
Chevron Corp.	3,714,597	435,907,958
Exxon Mobil Corp.	7,433,560	454,859,536
		890,767,494
PHARMACEUTICALS — 1.0%
Johnson & Johnson	1,271,770	217,561,694
SPECIALTY RETAIL — 0.7%
Lowe's Cos., Inc.	546,810	141,339,449
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
VF Corp.	3,280,078	240,167,311
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Fastenal Co.	3,070,567	196,700,522
W.W. Grainger, Inc.	299,204	155,059,481
		351,760,003
WATER UTILITIES — 2.4%
American States Water Co. (a)	1,513,953	156,603,299
California Water Service Group	1,885,877	135,519,121
Essential Utilities, Inc.	3,935,129	211,277,076
		503,399,496
WIRELESS TELECOMMUNICATION SERVICES — 0.9%
Telephone & Data Systems, Inc. (a) (c)	8,850,191	178,331,349
TOTAL COMMON STOCKS (Cost $17,413,943,468)		20,832,183,213
See accompanying notes to financial statements.
20

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (d) (e)	34,215,586	$ 34,219,008
State Street Navigator Securities Lending Portfolio II (f) (g)	15,867,799	15,867,799
TOTAL SHORT-TERM INVESTMENTS (Cost $50,086,807)		50,086,807
TOTAL INVESTMENTS — 99.9% (Cost $17,464,030,275)		20,882,270,020
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		17,485,042
NET ASSETS — 100.0%		$20,899,755,062
(a)	All or a portion of the shares of the security are on loan at December 31, 2021.
(b)	Non-income producing security.
(c)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,832,183,213	$—	$—	$20,832,183,213
Short-Term Investments	50,086,807	—	—	50,086,807
TOTAL INVESTMENTS	$20,882,270,020	$—	$—	$20,882,270,020
See accompanying notes to financial statements.
21

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
Black Hills Corp.	3,480,006	$ 228,392,794	$ 31,057,146	$ 83,268,644	$ 10,003,130	$ —*	—	$ —*	$ 3,604,659
John Wiley & Sons, Inc.	3,192,082	192,099,495	23,347,644	77,106,156	11,695,565	—*	—	—*	2,990,590
New Jersey Resources Corp.	5,469,804	216,440,144	25,868,122	55,274,825	2,177,465	—*	—	—*	3,423,515
People's United Financial, Inc.	17,524,335	300,367,102	106,775,564	109,601,683	10,521,786	—*	—	—*	7,615,750
South Jersey Industries, Inc.	16,769,830	434,841,692	47,827,678	243,892,307	(43,812,271)	23,871,624	8,378,117	218,836,416	6,994,153
State Street Institutional Liquid Reserves Fund, Premier Class	16,585,140	16,590,115	653,650,878	636,020,065	(1,764)	(156)	34,215,586	34,219,008	8,964
State Street Navigator Securities Lending Portfolio II	150,200,340	150,200,340	366,744,692	501,077,233	—	—	15,867,799	15,867,799	42,087
Telephone & Data Systems, Inc.	9,998,382	226,563,336	35,067,800	53,733,136	(19,087,336)	(10,479,315)	8,850,191	178,331,349	3,435,069
Total		$1,765,495,018	$1,290,339,524	$1,759,974,049	$(28,503,425)	$ 13,392,153		$447,254,572	$28,114,787
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended December 31, 2021.
*	As of December 31, 2021, no longer an affiliate.
See accompanying notes to financial statements.
22

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2021 (Unaudited)

	SPDR Dow Jones REIT ETF	SPDR S&P Biotech ETF	SPDR S&P Dividend ETF
ASSETS
Investments in unaffiliated issuers, at value*	$2,147,279,323	$ 6,336,595,303	$20,435,015,448
Investments in affiliated issuers, at value	4,512,826	1,265,586,653	447,254,572
Total Investments	2,151,792,149	7,602,181,956	20,882,270,020
Net cash at broker	198,858	—	—
Cash	—	50,079,125	—
Receivable from broker — accumulated variation margin on open futures contracts	282,548	—	—
Receivable for fund shares sold	—	—	6,295
Dividends receivable — unaffiliated issuers	6,504,414	4,416	39,366,815
Dividends receivable — affiliated issuers	334	113	1,393
Securities lending income receivable — unaffiliated issuers	95	98,449	15,342
Securities lending income receivable — affiliated issuers	1,264	212,987	1,630
TOTAL ASSETS	2,158,779,662	7,652,577,046	20,921,661,495
LIABILITIES
Payable upon return of securities loaned	527,137	527,517,118	15,867,799
Payable for investments purchased	—	49,929,573	—
Payable for fund shares repurchased	19,770	1,655	—
Advisory fee payable	439,459	2,003,202	6,016,769
Trustees’ fees and expenses payable	1,660	10,588	21,865
TOTAL LIABILITIES	988,026	579,462,136	21,906,433
NET ASSETS	$2,157,791,636	$ 7,073,114,910	$20,899,755,062
NET ASSETS CONSIST OF:
Paid-in Capital	$2,077,927,282	$13,664,922,277	$19,202,102,250
Total distributable earnings (loss)	79,864,354	(6,591,807,367)	1,697,652,812
NET ASSETS	$2,157,791,636	$ 7,073,114,910	$20,899,755,062
NET ASSET VALUE PER SHARE
Net asset value per share	$ 122.21	$ 111.87	$ 129.13
Shares outstanding (unlimited amount authorized, $0.01 par value)	17,656,617	63,225,000	161,853,658
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,866,739,093	$ 7,899,938,804	$ 17,004,273,116
Investments in affiliated issuers	4,512,826	1,788,014,206	459,757,159
Total cost of investments	$1,871,251,919	$ 9,687,953,010	$17,464,030,275
* Includes investments in securities on loan, at value	$ 1,681,842	$ 1,010,096,897	$ 161,334,424
See accompanying notes to financial statements.
23

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2021 (Unaudited)

	SPDR Dow Jones REIT ETF	SPDR S&P Biotech ETF	SPDR S&P Dividend ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 31,938,357	$ 2,992,017	$ 288,662,867
Dividend income — affiliated issuers	1,553	1,785	28,072,700
Unaffiliated securities lending income	7,089	955,882	95,857
Affiliated securities lending income	8,165	1,886,329	42,087
TOTAL INVESTMENT INCOME (LOSS)	31,955,164	5,836,013	316,873,511
EXPENSES
Advisory fee	2,449,105	12,449,014	34,952,206
Trustees’ fees and expenses	8,691	43,552	104,803
Miscellaneous expenses	24	87	242
TOTAL EXPENSES	2,457,820	12,492,653	35,057,251
NET INVESTMENT INCOME (LOSS)	$ 29,497,344	$ (6,656,640)	$ 281,816,260
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(8,042,949)	(627,673,589)	(33,741,444)
Investments — affiliated issuers	(1,014)	(355,925,796)	(72,412,949)
In-kind redemptions — unaffiliated issuers	111,708,635	527,365,148	767,525,689
In-kind redemptions — affiliated issuers	—	53,768,754	43,909,524
Futures contracts	847,050	—	—
Net realized gain (loss)	104,511,722	(402,465,483)	705,280,820
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	200,928,962	(724,502,715)	455,875,244
Investments — affiliated issuers	(65)	(243,091,400)	(44,440,388)
Futures contracts	381,040	—	—
Net change in unrealized appreciation/depreciation	201,309,937	(967,594,115)	411,434,856
NET REALIZED AND UNREALIZED GAIN (LOSS)	305,821,659	(1,370,059,598)	1,116,715,676
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$335,319,003	$(1,376,716,238)	$1,398,531,936
See accompanying notes to financial statements.
24

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Dow Jones REIT ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 29,497,344	$ 30,283,365
Net realized gain (loss)	104,511,722	91,064,262
Net change in unrealized appreciation/depreciation	201,309,937	359,095,645
Net increase (decrease) in net assets resulting from operations	335,319,003	480,443,272
Net equalization credits and charges	207,063	1,204,854
Distributions to shareholders	(33,935,335)	(54,876,892)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	557,426,342	783,226,916
Cost of shares redeemed	(539,592,513)	(723,381,833)
Net income equalization	(207,063)	(1,204,854)
Net increase (decrease) in net assets from beneficial interest transactions	17,626,766	58,640,229
Net increase (decrease) in net assets during the period	319,217,497	485,411,463
Net assets at beginning of period	1,838,574,139	1,353,162,676
NET ASSETS AT END OF PERIOD	$2,157,791,636	$1,838,574,139
SHARES OF BENEFICIAL INTEREST:
Shares sold	4,950,000	8,050,000
Shares redeemed	(4,825,000)	(7,850,000)
Net increase (decrease) from share transactions	125,000	200,000
See accompanying notes to financial statements.
25

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Biotech ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (6,656,640)	$ 12,179,756
Net realized gain (loss)	(402,465,483)	2,028,256,333
Net change in unrealized appreciation/depreciation	(967,594,115)	(854,712,613)
Net increase (decrease) in net assets resulting from operations	(1,376,716,238)	1,185,723,476
Net equalization credits and charges	(1,296,524)	(53,142)
Distributions to shareholders	—	(15,283,987)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	10,044,820,110	26,873,805,345
Cost of shares redeemed	(8,849,723,190)	(26,192,159,617)
Net income equalization	1,296,524	53,142
Other Capital	1,691	—
Net increase (decrease) in net assets from beneficial interest transactions	1,196,395,135	681,698,870
Net increase (decrease) in net assets during the period	(181,617,627)	1,852,085,217
Net assets at beginning of period	7,254,732,537	5,402,647,320
NET ASSETS AT END OF PERIOD	$ 7,073,114,910	$ 7,254,732,537
SHARES OF BENEFICIAL INTEREST:
Shares sold	80,700,000	202,775,000
Shares redeemed	(71,000,000)	(197,475,000)
Net increase (decrease) from share transactions	9,700,000	5,300,000
See accompanying notes to financial statements.
26

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Dividend ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 281,816,260	$ 526,450,346
Net realized gain (loss)	705,280,820	1,423,016,936
Net change in unrealized appreciation/depreciation	411,434,856	3,453,397,010
Net increase (decrease) in net assets resulting from operations	1,398,531,936	5,402,864,292
Net equalization credits and charges	1,193,707	(1,159,957)
Distributions to shareholders	(293,400,222)	(521,149,557)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	2,720,301,188	7,407,582,758
Cost of shares redeemed	(2,596,634,815)	(7,816,206,352)
Net income equalization	(1,193,707)	1,159,957
Net increase (decrease) in net assets from beneficial interest transactions	122,472,666	(407,463,637)
Net increase (decrease) in net assets during the period	1,228,798,087	4,473,091,141
Net assets at beginning of period	19,670,956,975	15,197,865,834
NET ASSETS AT END OF PERIOD	$20,899,755,062	$19,670,956,975
SHARES OF BENEFICIAL INTEREST:
Shares sold	22,150,000	69,700,000
Shares redeemed	(21,100,000)	(75,450,000)
Net increase (decrease) from share transactions	1,050,000	(5,750,000)
See accompanying notes to financial statements.
27

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Dow Jones REIT ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 104.87	$ 78.07	$ 98.82	$ 93.80	$ 92.99	$ 99.44
Income (loss) from investment operations:
Net investment income (loss) (a)	1.70	1.89	2.50	2.74	2.47	1.62
Net realized and unrealized gain (loss) (b)	17.56	28.25	(19.84)	5.92	1.20	(4.28)
Total from investment operations	19.26	30.14	(17.34)	8.66	3.67	(2.66)
Net equalization credits and charges (a)	0.01	0.08	(0.10)	0.01	(0.04)	(0.09)
Distributions to shareholders from:
Net investment income	(1.93)	(3.42)	(3.31)	(3.65)	(2.82)	(3.70)
Net asset value, end of period	$ 122.21	$ 104.87	$ 78.07	$ 98.82	$ 93.80	$ 92.99
Total return (c)	18.50%	39.59%	(18.04)%	9.58%	4.03%	(2.73)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,157,792	$1,838,574	$1,353,163	$2,532,796	$2,563,630	$3,015,901
Ratios to average net assets:
Total expenses	0.25%(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	3.01%(d)	2.12%	2.61%	2.89%	2.72%	1.71%
Portfolio turnover rate (e)	3%(f)	6%	17%	9%	6%	9%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
28

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Biotech ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 135.54	$ 112.03	$ 87.82	$ 95.23	$ 77.15	$ 54.16
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.12)	0.24	0.01	0.04	0.20	0.20
Net realized and unrealized gain (loss) (b)	(23.53)	23.57	24.22	(7.37)	18.06	22.97
Total from investment operations	(23.65)	23.81	24.23	(7.33)	18.26	23.17
Net equalization credits and charges (a)	(0.02)	(0.00)(c)	0.00(c)	0.00(c)	0.01	(0.00)(c)
Other capital	0.00(c)	—	—	—	—	—
Distributions to shareholders from:
Net investment income	—	(0.30)	(0.02)	(0.08)	(0.19)	(0.18)
Net asset value, end of period	$ 111.87	$ 135.54	$ 112.03	$ 87.82	$ 95.23	$ 77.15
Total return (d)	(17.46)%	21.27%	27.59%	(7.70)%	23.69%	42.80%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,073,115	$7,254,733	$5,402,647	$4,412,868	$5,232,982	$3,548,969
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	(0.19)%(e)	0.18%	0.01%	0.05%	0.23%	0.30%
Portfolio turnover rate (f)	31%(g)	74%	66%	45%	62%	59%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
29

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Dividend ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 122.33	$ 91.25	$ 100.96	$ 92.65	$ 88.93	$ 83.91
Income (loss) from investment operations:
Net investment income (loss) (a)	1.76	3.28	2.84	2.41	2.31	1.81
Net realized and unrealized gain (loss) (b)	6.85	31.05	(9.68)	8.30	6.10	6.01
Total from investment operations	8.61	34.33	(6.84)	10.71	8.41	7.82
Net equalization credits and charges (a)	0.01	(0.01)	(0.04)	0.02	(0.03)	0.01
Distributions to shareholders from:
Net investment income	(1.82)	(3.24)	(2.83)	(2.42)	(2.33)	(2.22)
Net realized gains	—	—	—	—	(2.33)	(0.59)
Total distributions	(1.82)	(3.24)	(2.83)	(2.42)	(4.66)	(2.81)
Net asset value, end of period	$ 129.13	$ 122.33	$ 91.25	$ 100.96	$ 92.65	$ 88.93
Total return (c)	7.14%	38.17%	(6.82)%	11.76%	9.44%	9.46%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$20,899,755	$19,670,957	$15,197,866	$18,698,029	$15,351,950	$15,478,187
Ratios to average net assets:
Total expenses	0.35%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.82%(d)	3.06%	2.89%	2.49%	2.51%	2.10%
Portfolio turnover rate (e)	7%(f)	22%	31%	20%	24%	32%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
30

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2021 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Dow Jones REIT ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual
31

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by a Fund's underlying benchmarks Various inputs are used in determining the value of a Fund's investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
32

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2021, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
33

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Fund and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2021, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an
34

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2021, the SPDR Dow Jones REIT ETF entered into futures contracts in order to gain exposure to the market for the cash and cash equivalents.
The following tables summarize the value of the Fund's derivative instruments as of December 31, 2021, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones REIT ETF
Futures Contracts	$—	$—	$—	$282,548	$—	$282,548
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones REIT ETF
Futures Contracts	$—	$—	$—	$847,050	$—	$847,050

35

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones REIT ETF
Futures Contracts	$—	$—	$—	$381,040	$—	$381,040
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Dow Jones REIT ETF	0.25%
SPDR S&P Biotech ETF	0.35
SPDR S&P Dividend ETF	0.35
From time to time, the Adviser may waive all or a portion of its fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2022. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2022 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
36

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Beginning on January 1, 2022 net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street. Prior to January 1, 2022, net proceeds were 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2021 are disclosed in the Schedules of Investments.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
37

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2021, were as follows:
	Purchases	Sales
SPDR Dow Jones REIT ETF	$ 62,189,851	$ 71,358,474
SPDR S&P Biotech ETF	2,220,433,122	2,228,200,299
SPDR S&P Dividend ETF	1,602,923,412	1,387,507,506
For the period ended December 31, 2021, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Dow Jones REIT ETF	$ 505,962,411	$ 487,843,570	$ 111,708,635
SPDR S&P Biotech ETF	7,535,928,738	6,340,013,513	581,133,902
SPDR S&P Dividend ETF	2,459,098,356	2,573,178,972	811,435,213
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
38

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2021, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Dow Jones REIT ETF	$ 1,874,015,565	$ 378,635,062	$ 100,575,930	$ 278,059,132
SPDR S&P Biotech ETF	9,700,543,505	181,000,020	2,279,361,569	(2,098,361,549)
SPDR S&P Dividend ETF	17,473,598,308	3,585,342,367	176,670,655	3,408,671,712
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
39

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

The market value of securities on loan as of December 31, 2021, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
SPDR Dow Jones REIT ETF	$ 1,681,842	$ 527,137	$ 1,216,511	$ 1,743,648
SPDR S&P Biotech ETF	1,010,096,897	527,517,118	536,778,340	1,064,295,458
SPDR S&P Dividend ETF	161,334,424	15,867,799	149,207,639	165,075,438
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2021:
		Remaining Contractual Maturity of the Agreements as of December 31, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Dow Jones REIT ETF	Common Stocks	$ 527,137	$—	$—	$—	$ 527,137	$ 527,137
SPDR S&P Biotech ETF	Common Stocks	527,517,118	—	—	—	527,517,118	527,517,118
SPDR S&P Dividend ETF	Common Stocks	15,867,799	—	—	—	15,867,799	15,867,799
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may
40

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
41

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
42

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

	SPDR Dow Jones REIT ETF	SPDR S&P Biotech ETF	SPDR S&P Dividend ETF
Annualized Expense Ratio	0.25%	0.35%	0.35%
Actual:
Ending Account Value	$1,185.00	$ 825.40	$1,071.40
Expenses Paid During Period(a)	1.38	1.61	1.83
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.90	1,023.40	1,023.40
Expenses Paid During Period(a)	1.28	1.79	1.79
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
43

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program's principal objectives include assessing, managing and periodically reviewing each Fund's liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds' Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period September 2020 through June 2021, including:
•	the Program supported each Fund's ability to honor redemption requests timely;
•	the Program supported SSGA FM's management of each Fund's liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund's liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
44

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
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SPDR Series Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2022 State Street Corporation - All Rights Reserved
SPDRTOPEQSAR

Semi-Annual Report
December 31, 2021
SPDR® Series Trust - Equity Funds
SPDR Russell 1000® Yield Focus ETF
SPDR Russell 1000 Momentum Focus ETF
SPDR Russell 1000 Low Volatility Focus ETF
SPDR S&P 1500 Value Tilt ETF
SPDR S&P 1500 Momentum Tilt ETF
SPDR SSGA US Large Cap Low Volatility Index ETF
SPDR SSGA US Small Cap Low Volatility Index ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

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SPDR Russell 1000 Yield Focus ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
HP, Inc.	2.3%
Progressive Corp.	2.0
Kroger Co.	1.4
Kimberly-Clark Corp.	1.3
General Mills, Inc.	1.3
Tyson Foods, Inc. Class A	1.1
Altria Group, Inc.	1.1
Quest Diagnostics, Inc.	1.1
Best Buy Co., Inc.	1.1
Clorox Co.	1.0
TOTAL	13.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2021

% of Net Assets
Financials	20.2%
Consumer Staples	12.0
Real Estate	11.6
Utilities	10.9
Materials	10.2
Information Technology	9.1
Industrials	8.8
Consumer Discretionary	7.6
Energy	3.4
Communication Services	3.3
Health Care	2.5
Short-Term Investments	0.3
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Russell 1000 Momentum Focus ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
HP, Inc.	1.0%
AutoZone, Inc.	0.6
Dell Technologies, Inc. Class C	0.6
KLA Corp.	0.5
Best Buy Co., Inc.	0.5
NetApp, Inc.	0.5
Applied Materials, Inc.	0.5
Kroger Co.	0.5
Williams-Sonoma, Inc.	0.5
Tapestry, Inc.	0.5
TOTAL	5.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2021

		% of Net Assets
	Information Technology	21.7%
	Industrials	15.3
	Consumer Discretionary	14.7
	Financials	14.7
	Health Care	8.9
	Materials	6.5
	Real Estate	5.3
	Consumer Staples	4.1
	Utilities	3.9
	Communication Services	2.6
	Energy	2.1
	Short-Term Investments	0.2
	Liabilities in Excess of Other Assets	(0.0) *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR Russell 1000 Low Volatility Focus ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Cognizant Technology Solutions Corp. Class A	1.4%
HP, Inc.	1.1
Progressive Corp.	1.0
Dollar General Corp.	1.0
Quest Diagnostics, Inc.	0.8
Dollar Tree, Inc.	0.8
O'Reilly Automotive, Inc.	0.8
Synopsys, Inc.	0.7
Tractor Supply Co.	0.7
Amphenol Corp. Class A	0.7
TOTAL	9.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2021

% of Net Assets
Information Technology	18.2%
Industrials	17.5
Financials	14.3
Health Care	10.0
Consumer Discretionary	9.6
Consumer Staples	8.4
Utilities	8.1
Real Estate	6.2
Materials	5.4
Communication Services	1.9
Energy	0.2
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR S&P 1500 Value Tilt ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Berkshire Hathaway, Inc. Class B	2.6%
Apple, Inc.	2.4
Walmart, Inc.	2.2
AT&T, Inc.	1.9
Bank of America Corp.	1.8
Microsoft Corp.	1.6
Amazon.com, Inc.	1.6
CVS Health Corp.	1.5
Exxon Mobil Corp.	1.4
UnitedHealth Group, Inc.	1.2
TOTAL	18.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2021

		% of Net Assets
	Financials	20.6%
	Information Technology	13.6
	Health Care	12.6
	Consumer Discretionary	10.4
	Communication Services	9.0
	Industrials	8.8
	Consumer Staples	8.7
	Energy	6.1
	Utilities	3.6
	Materials	3.3
	Real Estate	3.2
	Short-Term Investments	0.1
	Other Assets in Excess of Liabilities	0.0 *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR S&P 1500 Momentum Tilt ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Microsoft Corp.	7.2%
Apple, Inc.	5.3
Tesla, Inc.	3.6
Alphabet, Inc. Class A	3.3
Alphabet, Inc. Class C	2.8
NVIDIA Corp.	2.8
JPMorgan Chase & Co.	1.8
Meta Platforms, Inc. Class A	1.4
Bank of America Corp.	1.4
Berkshire Hathaway, Inc. Class B	1.3
TOTAL	30.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2021

		% of Net Assets
	Information Technology	29.3%
	Financials	16.1
	Consumer Discretionary	11.8
	Health Care	10.5
	Communication Services	10.2
	Industrials	8.0
	Energy	4.6
	Real Estate	3.3
	Consumer Staples	2.8
	Materials	2.5
	Utilities	0.7
	Short-Term Investments	0.2
	Other Assets in Excess of Liabilities	0.0 *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR SSGA US Large Cap Low Volatility Index ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Public Storage REIT	1.8%
Crown Castle International Corp. REIT	1.8
Prologis, Inc. REIT	1.8
American Tower Corp. REIT	1.7
Republic Services, Inc.	1.6
Waste Management, Inc.	1.3
Procter & Gamble Co.	1.3
Costco Wholesale Corp.	1.3
Dominion Energy, Inc.	1.3
Marsh & McLennan Cos., Inc.	1.3
TOTAL	15.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2021

% of Net Assets
Industrials	16.4%
Financials	16.0
Information Technology	13.7
Real Estate	12.9
Consumer Discretionary	9.8
Utilities	9.4
Health Care	8.5
Consumer Staples	5.1
Materials	5.1
Communication Services	1.9
Energy	0.9
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR SSGA US Small Cap Low Volatility Index ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Equity Commonwealth REIT	1.6%
Terreno Realty Corp. REIT	0.8
National Storage Affiliates Trust REIT	0.8
Hawaiian Electric Industries, Inc.	0.7
MGE Energy, Inc.	0.7
PS Business Parks, Inc. REIT	0.7
IDACORP, Inc.	0.6
American National Group, Inc.	0.6
Portland General Electric Co.	0.6
Black Hills Corp.	0.6
TOTAL	7.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2021

% of Net Assets
Financials	29.9%
Industrials	14.8
Real Estate	13.0
Information Technology	11.2
Health Care	8.6
Consumer Discretionary	5.9
Materials	4.6
Utilities	4.4
Consumer Staples	3.6
Communication Services	2.5
Energy	1.3
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.1%
BWX Technologies, Inc.	10,460	$ 500,825
General Dynamics Corp.	23,491	4,897,168
Huntington Ingalls Industries, Inc.	14,185	2,648,907
		8,046,900
AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	44,599	4,800,190
AUTO COMPONENTS — 0.3%
Gentex Corp.	61,951	2,158,992
AUTOMOBILES — 0.2%
Thor Industries, Inc.	16,322	1,693,734
BANKS — 4.0%
Bank of Hawaii Corp.	7,354	615,971
Bank OZK	30,407	1,414,838
BOK Financial Corp.	2,760	291,152
Citizens Financial Group, Inc.	34,719	1,640,473
Comerica, Inc.	26,453	2,301,411
Cullen/Frost Bankers, Inc.	8,618	1,086,471
East West Bancorp, Inc.	12,400	975,632
First Hawaiian, Inc.	33,334	911,018
First Horizon Corp.	109,348	1,785,653
FNB Corp.	78,822	956,111
Huntington Bancshares, Inc.	137,261	2,116,565
KeyCorp.	124,337	2,875,915
M&T Bank Corp.	14,170	2,176,228
People's United Financial, Inc.	91,039	1,622,315
Popular, Inc.	15,563	1,276,788
Prosperity Bancshares, Inc.	23,616	1,707,437
Regions Financial Corp.	107,890	2,352,002
Synovus Financial Corp.	18,933	906,323
Webster Financial Corp.	18,313	1,022,598
Zions Bancorp NA	26,137	1,650,813
		29,685,714
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	36,747	3,154,730
Carlisle Cos., Inc.	5,380	1,334,886
		4,489,616
CAPITAL MARKETS — 4.1%
Carlyle Group, Inc.	11,352	623,225
Cboe Global Markets, Inc.	28,688	3,740,915
Evercore, Inc. Class A	14,317	1,944,965
Franklin Resources, Inc.	88,814	2,974,381
Invesco, Ltd.	66,078	1,521,116
Janus Henderson Group PLC	60,862	2,552,552
Jefferies Financial Group, Inc.	59,355	2,302,974
Lazard, Ltd. Class A	36,597	1,596,727
Northern Trust Corp.	15,807	1,890,675
Raymond James Financial, Inc.	13,641	1,369,556
SEI Investments Co.	16,720	1,018,917
State Street Corp. (a)	33,580	3,122,940
T Rowe Price Group, Inc.	22,774	4,478,279
Security Description	Shares	Value
Virtu Financial, Inc. Class A	33,000	$ 951,390
		30,088,612
CHEMICALS — 4.7%
Celanese Corp.	25,315	4,254,439
CF Industries Holdings, Inc.	76,739	5,431,586
Chemours Co.	59,067	1,982,289
Dow, Inc.	130,461	7,399,748
Eastman Chemical Co.	31,510	3,809,874
FMC Corp.	16,144	1,774,064
Huntsman Corp.	75,454	2,631,836
LyondellBasell Industries NV Class A	29,352	2,707,135
NewMarket Corp.	2,408	825,270
RPM International, Inc.	19,128	1,931,928
Scotts Miracle-Gro Co.	5,720	920,920
Valvoline, Inc.	25,280	942,691
Westlake Chemical Corp.	3,593	348,988
		34,960,768
COMMERCIAL SERVICES & SUPPLIES — 0.0% (b)
ADT, Inc.	17,910	150,623
COMMUNICATIONS EQUIPMENT — 0.6%
Juniper Networks, Inc.	116,593	4,163,536
CONSUMER FINANCE — 1.1%
OneMain Holdings, Inc.	31,832	1,592,873
Santander Consumer USA Holdings, Inc.	12,535	526,721
Synchrony Financial	137,234	6,366,285
		8,485,879
CONTAINERS & PACKAGING — 3.4%
Amcor PLC	550,861	6,615,841
Ardagh Group SA (c) (d)	6,370	143,803
Graphic Packaging Holding Co.	100,640	1,962,480
International Paper Co.	139,806	6,568,086
Packaging Corp. of America	32,544	4,430,865
Sealed Air Corp.	21,572	1,455,463
Silgan Holdings, Inc.	12,180	521,791
Sonoco Products Co.	35,799	2,072,404
Westrock Co.	36,004	1,597,137
		25,367,870
DISTRIBUTORS — 1.0%
Genuine Parts Co.	50,509	7,081,362
DIVERSIFIED CONSUMER SERVICES — 0.6%
H&R Block, Inc.	48,246	1,136,676
Service Corp. International	42,600	3,024,174
		4,160,850
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Lumen Technologies, Inc.	395,489	4,963,387
ELECTRIC UTILITIES — 5.9%
Alliant Energy Corp.	24,566	1,510,072
American Electric Power Co., Inc.	33,584	2,987,968
Avangrid, Inc.	9,264	462,088
Edison International	56,532	3,858,309

See accompanying notes to financial statements.
8

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Entergy Corp.	34,355	$ 3,870,091
Evergy, Inc.	50,835	3,487,789
Eversource Energy	25,873	2,353,926
Exelon Corp.	74,697	4,314,499
FirstEnergy Corp.	87,443	3,636,754
Hawaiian Electric Industries, Inc.	32,770	1,359,955
IDACORP, Inc.	13,143	1,489,233
NRG Energy, Inc.	87,484	3,768,811
OGE Energy Corp.	44,474	1,706,912
Pinnacle West Capital Corp.	31,975	2,257,115
PPL Corp.	155,013	4,659,691
Xcel Energy, Inc.	28,315	1,916,926
		43,640,139
ELECTRICAL EQUIPMENT — 0.6%
Hubbell, Inc.	14,480	3,015,750
nVent Electric PLC	43,259	1,643,842
		4,659,592
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Avnet, Inc.	35,873	1,479,044
National Instruments Corp.	47,030	2,053,800
		3,532,844
ENTERTAINMENT — 0.0% (b)
World Wrestling Entertainment, Inc. Class A	4,640	228,938
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 11.6%
Alexandria Real Estate Equities, Inc. REIT	9,806	2,186,346
American Campus Communities, Inc. REIT	17,063	977,539
AvalonBay Communities, Inc. REIT	12,417	3,136,410
Boston Properties, Inc. REIT	31,132	3,585,784
Brixmor Property Group, Inc. REIT	26,649	677,151
Camden Property Trust REIT	7,360	1,315,085
Cousins Properties, Inc. REIT	43,608	1,756,530
CubeSmart REIT	32,838	1,868,811
CyrusOne, Inc. REIT	8,580	769,798
Douglas Emmett, Inc. REIT	18,225	610,537
Duke Realty Corp. REIT	25,302	1,660,823
Equity LifeStyle Properties, Inc. REIT	18,762	1,644,677
Equity Residential REIT	36,671	3,318,725
Essex Property Trust, Inc. REIT	8,418	2,965,072
Extra Space Storage, Inc. REIT	14,267	3,234,757
Federal Realty Investment Trust REIT	9,474	1,291,496
First Industrial Realty Trust, Inc. REIT	21,818	1,444,352
Gaming and Leisure Properties, Inc. REIT	41,950	2,041,287
Healthcare Trust of America, Inc. Class A REIT	29,637	989,579
Healthpeak Properties, Inc. REIT	63,631	2,296,443
Highwoods Properties, Inc. REIT	36,919	1,646,218
Security Description	Shares	Value
Hudson Pacific Properties, Inc. REIT	14,900	$ 368,179
Iron Mountain, Inc. REIT	74,598	3,903,713
Kilroy Realty Corp. REIT	15,440	1,026,142
Kimco Realty Corp. REIT	178,770	4,406,680
Lamar Advertising Co. Class A REIT	13,501	1,637,671
Life Storage, Inc. REIT	11,823	1,811,047
Medical Properties Trust, Inc. REIT	111,508	2,634,934
Mid-America Apartment Communities, Inc. REIT	7,740	1,775,866
National Retail Properties, Inc. REIT	38,831	1,866,606
Omega Healthcare Investors, Inc. REIT	49,655	1,469,291
Orion Office REIT, Inc. (c)	4,413	82,391
Public Storage REIT	9,592	3,592,780
Rayonier, Inc. REIT	13,376	539,855
Realty Income Corp. REIT	44,130	3,159,267
Regency Centers Corp. REIT	11,596	873,759
Simon Property Group, Inc. REIT	21,439	3,425,309
SL Green Realty Corp. REIT	25,148	1,803,112
Spirit Realty Capital, Inc. REIT	12,838	618,663
STORE Capital Corp. REIT	39,900	1,372,560
UDR, Inc. REIT	16,820	1,009,032
Ventas, Inc. REIT	37,157	1,899,466
VICI Properties, Inc. REIT	146,790	4,419,847
WP Carey, Inc. REIT	38,184	3,132,997
		86,246,587
FOOD & STAPLES RETAILING — 1.4%
Kroger Co.	228,573	10,345,214
FOOD PRODUCTS — 6.9%
Campbell Soup Co.	70,227	3,052,065
Conagra Brands, Inc.	168,258	5,746,011
Flowers Foods, Inc.	67,308	1,848,951
General Mills, Inc.	142,393	9,594,440
Hershey Co.	21,776	4,213,003
Hormel Foods Corp.	56,310	2,748,491
Ingredion, Inc.	24,006	2,319,940
J.M. Smucker Co.	38,114	5,176,643
Kellogg Co.	90,409	5,824,148
Kraft Heinz Co.	65,404	2,348,004
Tyson Foods, Inc. Class A	95,766	8,346,964
		51,218,660
GAS UTILITIES — 0.8%
Atmos Energy Corp.	17,738	1,858,410
National Fuel Gas Co.	24,575	1,571,326
UGI Corp.	49,921	2,291,873
		5,721,609
HEALTH CARE PROVIDERS & SERVICES — 2.2%
Cardinal Health, Inc.	104,339	5,372,415
Encompass Health Corp.	21,515	1,404,069
Premier, Inc. Class A	43,699	1,799,088

See accompanying notes to financial statements.
9

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Quest Diagnostics, Inc.	46,785	$ 8,094,273
		16,669,845
HOTELS, RESTAURANTS & LEISURE — 0.1%
Wendy's Co.	17,460	416,421
HOUSEHOLD DURABLES — 2.0%
Garmin, Ltd.	22,459	3,058,242
Leggett & Platt, Inc.	47,381	1,950,202
Newell Brands, Inc.	136,895	2,989,787
PulteGroup, Inc.	34,579	1,976,535
Whirlpool Corp.	21,448	5,032,988
		15,007,754
HOUSEHOLD PRODUCTS — 2.6%
Clorox Co.	43,597	7,601,573
Kimberly-Clark Corp.	67,614	9,663,393
Reynolds Consumer Products, Inc.	5,620	176,468
Spectrum Brands Holdings, Inc.	15,011	1,526,919
		18,968,353
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.8%
AES Corp.	90,132	2,190,208
Vistra Corp.	172,194	3,920,857
		6,111,065
INSURANCE — 10.0%
Aflac, Inc.	81,546	4,761,471
Allstate Corp.	36,892	4,340,344
American Financial Group, Inc.	8,816	1,210,613
Assurant, Inc.	9,341	1,455,888
Assured Guaranty, Ltd.	24,067	1,208,163
Axis Capital Holdings, Ltd.	14,019	763,615
Cincinnati Financial Corp.	32,858	3,743,512
CNA Financial Corp.	7,587	334,435
Erie Indemnity Co. Class A	8,224	1,584,436
Everest Re Group, Ltd.	11,955	3,274,714
Fidelity National Financial, Inc.	98,801	5,155,436
First American Financial Corp.	37,939	2,967,968
Hanover Insurance Group, Inc.	12,727	1,668,001
Hartford Financial Services Group, Inc.	62,487	4,314,103
Kemper Corp.	19,298	1,134,529
Lincoln National Corp.	28,812	1,966,707
Mercury General Corp.	9,379	497,650
Old Republic International Corp.	99,726	2,451,265
Primerica, Inc.	3,700	567,099
Principal Financial Group, Inc.	57,215	4,138,361
Progressive Corp.	142,437	14,621,158
Prudential Financial, Inc.	33,417	3,617,056
Reinsurance Group of America, Inc.	15,334	1,678,920
RenaissanceRe Holdings, Ltd.	4,240	717,959
Travelers Cos., Inc.	25,973	4,062,956
Unum Group	73,158	1,797,492
		74,033,851
IT SERVICES — 3.1%
Amdocs, Ltd.	46,522	3,481,707
Security Description	Shares	Value
Broadridge Financial Solutions, Inc.	13,240	$ 2,420,537
Cognizant Technology Solutions Corp. Class A	73,986	6,564,038
Jack Henry & Associates, Inc.	9,183	1,533,469
Paychex, Inc.	47,228	6,446,622
Western Union Co.	145,392	2,593,793
		23,040,166
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Brunswick Corp.	16,695	1,681,687
Hasbro, Inc.	14,263	1,451,688
Polaris, Inc.	20,645	2,269,092
		5,402,467
MACHINERY — 2.3%
Allison Transmission Holdings, Inc.	32,828	1,193,298
Crane Co.	10,829	1,101,634
Cummins, Inc.	20,805	4,538,403
Donaldson Co., Inc.	24,922	1,476,878
Flowserve Corp.	35,540	1,087,524
Lincoln Electric Holdings, Inc.	12,779	1,782,287
Pentair PLC	20,515	1,498,210
Snap-on, Inc.	17,541	3,777,980
Timken Co.	12,882	892,594
		17,348,808
MEDIA — 2.6%
Fox Corp. Class A	44,451	1,640,242
Fox Corp. Class B	21,815	747,600
Interpublic Group of Cos., Inc.	140,162	5,249,067
Nexstar Media Group, Inc. Class A	14,737	2,224,992
Omnicom Group, Inc.	76,525	5,606,987
ViacomCBS, Inc. Class A	2,880	96,105
ViacomCBS, Inc. Class B	114,572	3,457,783
		19,022,776
METALS & MINING — 1.8%
Newmont Corp.	71,629	4,442,430
Nucor Corp.	29,993	3,423,701
Reliance Steel & Aluminum Co.	20,842	3,380,989
Steel Dynamics, Inc.	30,210	1,875,135
		13,122,255
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.5%
AGNC Investment Corp. REIT	83,265	1,252,306
Starwood Property Trust, Inc. REIT	89,565	2,176,429
		3,428,735
MULTI-UTILITIES — 3.4%
Ameren Corp.	24,099	2,145,052
CenterPoint Energy, Inc.	43,075	1,202,223
CMS Energy Corp.	29,544	1,921,837
Consolidated Edison, Inc.	40,784	3,479,691
DTE Energy Co.	27,105	3,240,132
MDU Resources Group, Inc.	71,541	2,206,324
NiSource, Inc.	73,065	2,017,325

See accompanying notes to financial statements.
10

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Public Service Enterprise Group, Inc.	56,501	$ 3,770,312
Sempra Energy	23,646	3,127,893
WEC Energy Group, Inc.	24,713	2,398,891
		25,509,680
OIL, GAS & CONSUMABLE FUELS — 3.4%
Antero Midstream Corp.	118,288	1,145,028
Coterra Energy, Inc.	140,617	2,671,723
DTE Midstream LLC (c)	13,393	642,596
HollyFrontier Corp.	18,728	613,904
Kinder Morgan, Inc.	297,803	4,723,156
ONEOK, Inc.	122,106	7,174,949
Targa Resources Corp.	24,542	1,282,074
Williams Cos., Inc.	265,038	6,901,589
		25,155,019
PAPER & FOREST PRODUCTS — 0.3%
Louisiana-Pacific Corp.	19,537	1,530,724
Sylvamo Corp. (c)	12,613	351,777
		1,882,501
PHARMACEUTICALS — 0.2%
Perrigo Co. PLC	47,952	1,865,333
PROFESSIONAL SERVICES — 1.3%
Booz Allen Hamilton Holding Corp.	31,191	2,644,685
ManpowerGroup, Inc.	19,490	1,896,962
Robert Half International, Inc.	30,645	3,417,530
Science Applications International Corp.	20,760	1,735,328
		9,694,505
ROAD & RAIL — 0.3%
Ryder System, Inc.	18,718	1,542,925
Schneider National, Inc. Class B	18,300	492,453
		2,035,378
SOFTWARE — 0.7%
Citrix Systems, Inc.	30,165	2,853,307
NortonLifeLock, Inc.	94,557	2,456,591
		5,309,898
SPECIALTY RETAIL — 2.5%
Best Buy Co., Inc.	79,243	8,051,089
Dick's Sporting Goods, Inc. (d)	22,386	2,574,166
Foot Locker, Inc.	13,885	605,803
Penske Automotive Group, Inc.	8,605	922,628
Tractor Supply Co.	10,474	2,499,096
Williams-Sonoma, Inc.	23,122	3,910,624
		18,563,406
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.3%
Hewlett Packard Enterprise Co.	386,642	6,097,344
HP, Inc.	447,306	16,850,017
NetApp, Inc.	79,872	7,347,425
Security Description	Shares	Value
Xerox Holdings Corp.	54,224	$ 1,227,632
		31,522,418
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Hanesbrands, Inc.	123,656	2,067,528
THRIFTS & MORTGAGE FINANCE — 0.5%
MGIC Investment Corp.	121,325	1,749,506
New York Community Bancorp, Inc.	156,636	1,912,526
TFS Financial Corp.	5,380	96,141
		3,758,173
TOBACCO — 1.1%
Altria Group, Inc.	174,245	8,257,471
TRADING COMPANIES & DISTRIBUTORS — 1.9%
Air Lease Corp.	22,234	983,410
Fastenal Co.	85,213	5,458,745
MSC Industrial Direct Co., Inc. Class A	15,898	1,336,386
W.W. Grainger, Inc.	5,122	2,654,425
Watsco, Inc.	11,746	3,675,088
		14,108,054
TOTAL COMMON STOCKS (Cost $628,068,174)		738,193,476
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (e) (f)	1,842,122	1,842,306
State Street Navigator Securities Lending Portfolio II (a) (g)	543,018	543,018
TOTAL SHORT-TERM INVESTMENTS (Cost $2,385,324)		2,385,324
TOTAL INVESTMENTS — 99.9% (Cost $630,453,498)		740,578,800
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		571,321
NET ASSETS — 100.0%		$ 741,150,121
(a)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(b)	Amount is less than 0.05% of net assets.
(c)	Non-income producing security.
(d)	All or a portion of the shares of the security are on loan at December 31, 2021.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2021.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
11

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

At December 31, 2021, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	10	03/18/2022	$2,359,285	$2,379,250	$19,965

During the period ended December 31, 2021, average notional value related to futures contracts was $1,893,931.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$738,193,476	$—	$—	$738,193,476
Short-Term Investments	2,385,324	—	—	2,385,324
TOTAL INVESTMENTS	$740,578,800	$—	$—	$740,578,800
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	19,965	—	—	19,965
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 19,965	$—	$—	$ 19,965
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Corp.	31,020	$2,552,326	$ 278,385	$ 46,221	$1,483	$336,967	33,580	$3,122,940	$37,493
State Street Institutional Liquid Reserves Fund, Premier Class	1,526,114	1,526,572	16,570,815	16,254,835	(183)	(63)	1,842,122	1,842,306	323
State Street Navigator Securities Lending Portfolio II	—	—	6,327,964	5,784,946	—	—	543,018	543,018	1,026
Total		$4,078,898	$23,177,164	$22,086,002	$1,300	$336,904		$5,508,264	$38,842
See accompanying notes to financial statements.
12

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.2%
Axon Enterprise, Inc. (a)	709	$ 111,313
BWX Technologies, Inc.	999	47,832
Curtiss-Wright Corp.	1,135	157,390
General Dynamics Corp.	3,156	657,931
HEICO Corp.	375	54,083
HEICO Corp. Class A	817	105,001
Hexcel Corp. (a)	1,274	65,993
Howmet Aerospace, Inc.	958	30,493
Huntington Ingalls Industries, Inc.	2,754	514,282
L3Harris Technologies, Inc.	2,568	547,600
Lockheed Martin Corp.	1,031	366,428
Northrop Grumman Corp.	1,593	616,603
Raytheon Technologies Corp.	213	18,331
Textron, Inc.	6,274	484,353
TransDigm Group, Inc. (a)	132	83,989
		3,861,622
AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	3,181	342,371
Expeditors International of Washington, Inc.	7,479	1,004,355
FedEx Corp.	1,256	324,852
GXO Logistics, Inc. (a)	2,391	217,174
United Parcel Service, Inc. Class B	1,429	306,292
		2,195,044
AUTO COMPONENTS — 0.3%
Aptiv PLC (a)	1,725	284,539
BorgWarner, Inc.	2,859	128,855
Gentex Corp.	9,831	342,610
Lear Corp.	1,092	199,782
		955,786
AUTOMOBILES — 0.7%
Ford Motor Co.	42,329	879,173
General Motors Co. (a)	11,066	648,800
Harley-Davidson, Inc.	5,172	194,933
Tesla, Inc. (a)	31	32,760
Thor Industries, Inc.	5,605	581,631
		2,337,297
BANKS — 2.4%
Bank of America Corp.	1,469	65,356
Bank of Hawaii Corp.	621	52,015
Bank OZK	5,355	249,168
BOK Financial Corp.	598	63,083
Citigroup, Inc.	813	49,097
Citizens Financial Group, Inc.	5,703	269,467
Comerica, Inc.	4,059	353,133
Commerce Bancshares, Inc.	1,832	125,932
Cullen/Frost Bankers, Inc.	1,642	207,007
East West Bancorp, Inc.	4,603	362,164
Fifth Third Bancorp	7,772	338,471
First Citizens BancShares, Inc. Class A	174	144,392
Security Description	Shares	Value
First Hawaiian, Inc.	3,211	$ 87,757
First Horizon Corp.	17,192	280,745
First Republic Bank	1,079	222,824
FNB Corp.	10,157	123,204
Huntington Bancshares, Inc.	16,014	246,936
KeyCorp.	20,334	470,325
M&T Bank Corp.	1,966	301,938
People's United Financial, Inc.	12,817	228,399
Pinnacle Financial Partners, Inc.	2,297	219,364
PNC Financial Services Group, Inc.	1,019	204,330
Popular, Inc.	3,903	320,202
Prosperity Bancshares, Inc.	2,032	146,914
Regions Financial Corp.	20,585	448,753
Signature Bank	1,020	329,939
Sterling Bancorp	6,956	179,395
SVB Financial Group (a)	476	322,842
Synovus Financial Corp.	3,724	178,268
Truist Financial Corp.	4,842	283,499
US Bancorp	3,611	202,830
Webster Financial Corp.	2,602	145,296
Wells Fargo & Co.	1,782	85,500
Western Alliance Bancorp	3,406	366,656
Wintrust Financial Corp.	782	71,021
Zions Bancorp NA	4,919	310,684
		8,056,906
BEVERAGES — 0.3%
Brown-Forman Corp. Class B	750	54,645
Coca-Cola Co.	1,040	61,578
Constellation Brands, Inc. Class A	1,278	320,740
Keurig Dr. Pepper, Inc.	3,495	128,826
Molson Coors Beverage Co. Class B	2,807	130,104
Monster Beverage Corp. (a)	2,006	192,656
PepsiCo, Inc.	601	104,400
		992,949
BIOTECHNOLOGY — 1.1%
AbbVie, Inc.	157	21,258
Amgen, Inc.	794	178,626
Biogen, Inc. (a)	2,780	666,978
BioMarin Pharmaceutical, Inc. (a)	350	30,922
Exelixis, Inc. (a)	4,395	80,341
Gilead Sciences, Inc.	3,152	228,867
Horizon Therapeutics Plc (a)	4,394	473,497
Moderna, Inc. (a)	621	157,722
Neurocrine Biosciences, Inc. (a)	1,138	96,923
Regeneron Pharmaceuticals, Inc. (a)	1,017	642,256
Seagen, Inc. (a)	649	100,335
United Therapeutics Corp. (a)	3,620	782,210
Vertex Pharmaceuticals, Inc. (a)	732	160,747
		3,620,682
BUILDING PRODUCTS — 2.4%
A.O. Smith Corp.	10,758	923,574
Advanced Drainage Systems, Inc.	4,151	565,076

See accompanying notes to financial statements.
13

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Allegion PLC	2,277	$ 301,566
Armstrong World Industries, Inc.	669	77,684
AZEK Co., Inc. (a)	2,146	99,231
Builders FirstSource, Inc. (a)	6,041	517,774
Carlisle Cos., Inc.	2,535	628,984
Carrier Global Corp.	17,178	931,735
Fortune Brands Home & Security, Inc.	3,448	368,591
Johnson Controls International PLC	10,767	875,465
Lennox International, Inc.	1,260	408,694
Masco Corp.	11,758	825,647
Owens Corning	4,264	385,892
Trane Technologies PLC	2,697	544,875
Trex Co., Inc. (a)	3,916	528,777
		7,983,565
CAPITAL MARKETS — 4.7%
Affiliated Managers Group, Inc.	3,084	507,349
Ameriprise Financial, Inc.	2,124	640,726
Apollo Global Management, Inc.	867	62,797
Ares Management Corp. Class A	1,336	108,577
Bank of New York Mellon Corp.	7,955	462,026
BlackRock, Inc.	172	157,476
Blackstone, Inc.	2,114	273,530
Carlyle Group, Inc.	2,461	135,109
Cboe Global Markets, Inc.	7,930	1,034,072
Charles Schwab Corp.	1,411	118,665
CME Group, Inc.	720	164,491
Evercore, Inc. Class A	5,621	763,613
FactSet Research Systems, Inc.	1,227	596,334
Franklin Resources, Inc.	26,744	895,657
Goldman Sachs Group, Inc.	299	114,382
Interactive Brokers Group, Inc. Class A	2,354	186,955
Intercontinental Exchange, Inc.	1,148	157,012
Invesco, Ltd.	16,347	376,308
Janus Henderson Group PLC	7,838	328,726
Jefferies Financial Group, Inc.	14,380	557,944
KKR & Co., Inc.	1,606	119,647
Lazard, Ltd. Class A	9,626	419,982
LPL Financial Holdings, Inc.	7,043	1,127,514
MarketAxess Holdings, Inc.	80	32,902
Moody's Corp.	1,182	461,666
Morgan Stanley	1,639	160,884
Morningstar, Inc.	953	325,916
MSCI, Inc.	856	524,463
Nasdaq, Inc.	2,609	547,916
Northern Trust Corp.	2,577	308,235
Raymond James Financial, Inc.	9,917	995,667
S&P Global, Inc.	988	466,267
SEI Investments Co.	5,371	327,309
State Street Corp. (b)	4,942	459,606
Stifel Financial Corp.	6,698	471,673
T Rowe Price Group, Inc.	5,014	985,953
Tradeweb Markets, Inc. Class A	2,025	202,783
Security Description	Shares	Value
Virtu Financial, Inc. Class A	9,545	$ 275,182
		15,855,314
CHEMICALS — 2.8%
Air Products & Chemicals, Inc.	980	298,175
Albemarle Corp.	1,316	307,641
Ashland Global Holdings, Inc.	3,252	350,110
Axalta Coating Systems, Ltd. (a)	3,646	120,756
Celanese Corp.	5,420	910,885
CF Industries Holdings, Inc.	12,285	869,532
Chemours Co.	8,046	270,024
Corteva, Inc.	16,393	775,061
Diversey Holdings, Ltd. (a)	1,670	22,228
Dow, Inc.	8,216	466,012
DuPont de Nemours, Inc.	2,087	168,588
Eastman Chemical Co.	3,097	374,458
Ecolab, Inc.	766	179,696
Element Solutions, Inc.	7,779	188,874
FMC Corp.	1,126	123,736
Huntsman Corp.	11,910	415,421
International Flavors & Fragrances, Inc.	1,601	241,191
LyondellBasell Industries NV Class A	1,499	138,253
Mosaic Co.	28,447	1,117,683
NewMarket Corp.	149	51,065
Olin Corp.	2,173	124,991
PPG Industries, Inc.	1,776	306,253
RPM International, Inc.	3,034	306,434
Scotts Miracle-Gro Co.	269	43,309
Sherwin-Williams Co.	1,282	451,469
Valvoline, Inc.	16,604	619,163
Westlake Chemical Corp.	1,231	119,567
		9,360,575
COMMERCIAL SERVICES & SUPPLIES — 0.7%
ADT, Inc.	3,167	26,635
Cintas Corp.	960	425,443
Clean Harbors, Inc. (a)	3,922	391,298
Copart, Inc. (a)	3,037	460,470
IAA, Inc. (a)	671	33,966
MSA Safety, Inc.	831	125,448
Republic Services, Inc.	2,989	416,816
Rollins, Inc.	1,836	62,810
Stericycle, Inc. (a)	955	56,956
Waste Management, Inc.	2,296	383,202
		2,383,044
COMMUNICATIONS EQUIPMENT — 1.3%
Arista Networks, Inc. (a)	4,390	631,063
Ciena Corp. (a)	6,156	473,827
Cisco Systems, Inc.	3,968	251,452
F5, Inc. (a)	5,095	1,246,797
Juniper Networks, Inc.	15,611	557,469
Lumentum Holdings, Inc. (a)	3,072	324,925
Motorola Solutions, Inc.	2,065	561,061
Ubiquiti, Inc.	130	39,871

See accompanying notes to financial statements.
14

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Viasat, Inc. (a)	6,896	$ 307,148
		4,393,613
CONSTRUCTION & ENGINEERING — 1.1%
AECOM (a)	14,454	1,118,017
MasTec, Inc. (a)	6,970	643,192
Quanta Services, Inc.	12,691	1,455,150
Valmont Industries, Inc.	1,731	433,615
		3,649,974
CONSTRUCTION MATERIALS — 0.6%
Eagle Materials, Inc.	5,453	907,707
Martin Marietta Materials, Inc.	1,508	664,304
Vulcan Materials Co.	2,335	484,699
		2,056,710
CONSUMER FINANCE — 1.8%
Ally Financial, Inc.	11,319	538,898
American Express Co.	1,221	199,756
Capital One Financial Corp.	9,534	1,383,288
Credit Acceptance Corp. (a)	849	583,840
Discover Financial Services	4,516	521,869
OneMain Holdings, Inc.	8,558	428,242
Santander Consumer USA Holdings, Inc.	4,398	184,804
SLM Corp.	21,891	430,596
Synchrony Financial	33,027	1,532,123
Upstart Holdings, Inc. (a)	475	71,867
		5,875,283
CONTAINERS & PACKAGING — 1.4%
Amcor PLC	28,875	346,789
AptarGroup, Inc.	1,149	140,729
Ardagh Group SA (a) (c)	1,422	32,102
Ardagh Metal Packaging SA (a)	3,761	33,962
Avery Dennison Corp.	2,340	506,774
Ball Corp.	1,688	162,504
Berry Global Group, Inc. (a)	7,513	554,309
Crown Holdings, Inc.	3,166	350,223
Graphic Packaging Holding Co.	19,828	386,646
International Paper Co.	9,224	433,343
Packaging Corp. of America	1,939	263,995
Sealed Air Corp.	8,866	598,189
Silgan Holdings, Inc.	3,096	132,632
Sonoco Products Co.	4,284	248,001
Westrock Co.	8,963	397,599
		4,587,797
DISTRIBUTORS — 1.0%
Genuine Parts Co.	9,217	1,292,223
LKQ Corp.	19,148	1,149,455
Pool Corp.	1,372	776,552
		3,218,230
DIVERSIFIED CONSUMER SERVICES — 0.3%
Frontdoor, Inc. (a)	687	25,178
Grand Canyon Education, Inc. (a)	972	83,310
H&R Block, Inc.	14,016	330,217
Security Description	Shares	Value
Mister Car Wash, Inc. (a)	2,575	$ 46,891
Service Corp. International	7,734	549,037
Terminix Global Holdings, Inc. (a)	659	29,807
		1,064,440
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Berkshire Hathaway, Inc. Class B (a)	598	178,802
Equitable Holdings, Inc.	2,846	93,320
Voya Financial, Inc.	2,590	171,743
		443,865
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
AT&T, Inc.	4,335	106,641
Lumen Technologies, Inc.	58,592	735,330
Verizon Communications, Inc.	1,850	96,126
		938,097
ELECTRIC UTILITIES — 1.9%
Alliant Energy Corp.	4,037	248,154
American Electric Power Co., Inc.	3,730	331,858
Avangrid, Inc.	960	47,885
Duke Energy Corp.	3,008	315,539
Edison International	3,995	272,659
Entergy Corp.	4,225	475,946
Evergy, Inc.	8,600	590,046
Eversource Energy	2,469	224,630
Exelon Corp.	10,792	623,346
FirstEnergy Corp.	15,320	637,159
Hawaiian Electric Industries, Inc.	4,851	201,317
IDACORP, Inc.	2,014	228,206
NextEra Energy, Inc.	1,279	119,407
NRG Energy, Inc.	13,348	575,032
OGE Energy Corp.	5,428	208,327
Pinnacle West Capital Corp.	1,996	140,898
PPL Corp.	15,038	452,042
Southern Co.	5,088	348,935
Xcel Energy, Inc.	3,753	254,078
		6,295,464
ELECTRICAL EQUIPMENT — 1.7%
Acuity Brands, Inc.	5,017	1,062,199
AMETEK, Inc.	2,792	410,536
Eaton Corp. PLC	3,049	526,928
Emerson Electric Co.	5,819	540,992
Fluence Energy, Inc. (a)	1,042	37,054
Generac Holdings, Inc. (a)	1,462	514,507
Hubbell, Inc.	2,279	474,647
nVent Electric PLC	8,547	324,786
Regal Rexnord Corp.	2,597	441,958
Rockwell Automation, Inc.	778	271,405
Sensata Technologies Holding PLC (a)	3,662	225,909
Shoals Technologies Group, Inc. Class A (a)	3,404	82,717
Vertiv Holdings Co.	24,943	622,827
		5,536,465

See accompanying notes to financial statements.
15

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.9%
Amphenol Corp. Class A	9,343	$ 817,139
Arrow Electronics, Inc. (a)	10,224	1,372,776
Avnet, Inc.	6,066	250,101
CDW Corp.	6,337	1,297,691
Cognex Corp.	2,226	173,094
Coherent, Inc. (a)	683	182,047
Corning, Inc.	8,783	326,991
IPG Photonics Corp. (a)	391	67,306
Jabil, Inc.	21,637	1,522,163
Keysight Technologies, Inc. (a)	4,263	880,352
Littelfuse, Inc.	691	217,444
National Instruments Corp.	8,152	355,998
TD SYNNEX Corp.	6,142	702,399
Teledyne Technologies, Inc. (a)	837	365,677
Trimble, Inc. (a)	4,025	350,940
Vontier Corp.	6,478	199,069
Zebra Technologies Corp. Class A (a)	1,134	674,957
		9,756,144
ENERGY EQUIPMENT & SERVICES — 0.1%
Baker Hughes Co.	3,248	78,147
Halliburton Co.	3,028	69,251
Nov, Inc.	5,664	76,747
Schlumberger NV	3,477	104,136
		328,281
ENTERTAINMENT — 0.2%
Activision Blizzard, Inc.	1,179	78,439
Electronic Arts, Inc.	1,766	232,935
Liberty Media Corp.-Liberty Formula One Class C (a)	466	29,470
Netflix, Inc. (a)	70	42,171
Playtika Holding Corp. (a)	3,672	63,489
Roku, Inc. (a)	120	27,384
Take-Two Interactive Software, Inc. (a)	763	135,600
World Wrestling Entertainment, Inc. Class A	2,452	120,982
		730,470
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.7%
Alexandria Real Estate Equities, Inc. REIT	1,208	269,336
American Campus Communities, Inc. REIT	2,021	115,783
American Homes 4 Rent Class A REIT	3,472	151,414
American Tower Corp. REIT	513	150,052
Americold Realty Trust REIT	843	27,642
Apartment Income REIT Corp.	3,431	187,573
AvalonBay Communities, Inc. REIT	2,193	553,930
Boston Properties, Inc. REIT	4,320	497,578
Brixmor Property Group, Inc. REIT	9,124	231,841
Camden Property Trust REIT	1,485	265,340
Cousins Properties, Inc. REIT	4,554	183,435
Security Description	Shares	Value
Crown Castle International Corp. REIT	877	$ 183,065
CubeSmart REIT	6,434	366,159
CyrusOne, Inc. REIT	1,167	104,703
Digital Realty Trust, Inc. REIT	815	144,149
Douglas Emmett, Inc. REIT	2,351	78,758
Duke Realty Corp. REIT	5,766	378,480
Equinix, Inc. REIT	103	87,121
Equity LifeStyle Properties, Inc. REIT	4,554	399,204
Equity Residential REIT	6,560	593,680
Essex Property Trust, Inc. REIT	1,516	533,981
Extra Space Storage, Inc. REIT	2,948	668,400
Federal Realty Investment Trust REIT	1,603	218,521
First Industrial Realty Trust, Inc. REIT	5,795	383,629
Gaming and Leisure Properties, Inc. REIT	5,860	285,148
Healthcare Trust of America, Inc. Class A REIT	2,923	97,599
Healthpeak Properties, Inc. REIT	5,991	216,215
Highwoods Properties, Inc. REIT	7,612	339,419
Hudson Pacific Properties, Inc. REIT	1,549	38,276
Invitation Homes, Inc. REIT	4,616	209,289
Iron Mountain, Inc. REIT	11,203	586,253
Kilroy Realty Corp. REIT	2,430	161,498
Kimco Realty Corp. REIT	45,829	1,129,685
Lamar Advertising Co. Class A REIT	3,085	374,210
Life Storage, Inc. REIT	2,378	364,262
Medical Properties Trust, Inc. REIT	6,568	155,202
Mid-America Apartment Communities, Inc. REIT	1,533	351,731
National Retail Properties, Inc. REIT	3,880	186,512
Omega Healthcare Investors, Inc. REIT	1,390	41,130
Prologis, Inc. REIT	1,384	233,010
Public Storage REIT	1,717	643,119
Rayonier, Inc. REIT	2,525	101,909
Realty Income Corp. REIT	2,506	179,404
Regency Centers Corp. REIT	2,225	167,654
Rexford Industrial Realty, Inc. REIT	2,126	172,440
SBA Communications Corp. REIT	263	102,312
Simon Property Group, Inc. REIT	3,443	550,088
SL Green Realty Corp. REIT	4,003	287,015
Spirit Realty Capital, Inc. REIT	1,193	57,491
STORE Capital Corp. REIT	2,943	101,239
Sun Communities, Inc. REIT	848	178,055
UDR, Inc. REIT	3,034	182,010
Ventas, Inc. REIT	3,092	158,063
VICI Properties, Inc. REIT (c)	14,271	429,700
Vornado Realty Trust REIT	539	22,563
Welltower, Inc. REIT	1,333	114,331
Weyerhaeuser Co. REIT	10,287	423,619

See accompanying notes to financial statements.
16

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
WP Carey, Inc. REIT	2,985	$ 244,919
		15,659,144
FOOD & STAPLES RETAILING — 1.3%
Albertsons Cos., Inc. Class A	22,164	669,131
Casey's General Stores, Inc.	1,079	212,941
Costco Wholesale Corp.	789	447,915
Grocery Outlet Holding Corp. (a)	879	24,858
Kroger Co.	34,933	1,581,068
Sysco Corp.	3,956	310,744
US Foods Holding Corp. (a)	665	23,162
Walmart, Inc.	250	36,172
Walgreens Boots Alliance, Inc.	18,405	960,005
		4,265,996
FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	2,326	157,214
Campbell Soup Co.	2,270	98,654
Conagra Brands, Inc.	4,925	168,189
Darling Ingredients, Inc. (a)	5,465	378,670
Flowers Foods, Inc.	13,781	378,564
General Mills, Inc.	5,853	394,375
Hain Celestial Group, Inc. (a)	3,602	153,481
Hershey Co.	2,570	497,218
Hormel Foods Corp.	2,932	143,111
Ingredion, Inc.	4,068	393,132
J.M. Smucker Co.	3,763	511,091
Kellogg Co.	4,329	278,874
Kraft Heinz Co.	4,685	168,191
Lamb Weston Holdings, Inc.	677	42,908
McCormick & Co., Inc.	1,186	114,579
Mondelez International, Inc. Class A	3,296	218,558
Pilgrim's Pride Corp. (a)	5,018	141,508
Post Holdings, Inc. (a)	1,237	139,447
Seaboard Corp.	18	70,830
Tyson Foods, Inc. Class A	14,966	1,304,437
		5,753,031
GAS UTILITIES — 0.4%
Atmos Energy Corp.	466	48,823
National Fuel Gas Co.	10,459	668,748
UGI Corp.	16,993	780,149
		1,497,720
HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Abbott Laboratories	788	110,903
ABIOMED, Inc. (a)	740	265,786
Align Technology, Inc. (a)	591	388,393
Baxter International, Inc.	2,278	195,544
Becton Dickinson and Co.	763	191,879
Boston Scientific Corp. (a)	2,957	125,613
Cooper Cos., Inc.	1,191	498,958
DENTSPLY SIRONA, Inc.	1,530	85,359
DexCom, Inc. (a)	379	203,504
Edwards Lifesciences Corp. (a)	3,477	450,445
Envista Holdings Corp. (a)	3,347	150,816
Figs, Inc. Class A (a)	3,066	84,499
Security Description	Shares	Value
Globus Medical, Inc. Class A (a)	1,656	$ 119,563
Hologic, Inc. (a)	7,709	590,201
ICU Medical, Inc. (a)	850	201,739
IDEXX Laboratories, Inc. (a)	612	402,977
Insulet Corp. (a)	271	72,105
Integra LifeSciences Holdings Corp. (a)	1,091	73,086
Intuitive Surgical, Inc. (a)	666	239,294
Masimo Corp. (a)	834	244,179
Medtronic PLC	733	75,829
Quidel Corp. (a)	879	118,656
ResMed, Inc.	1,334	347,480
STERIS PLC	946	230,266
Stryker Corp.	381	101,887
Teleflex, Inc.	104	34,162
Zimmer Biomet Holdings, Inc.	389	49,419
		5,652,542
HEALTH CARE PROVIDERS & SERVICES — 3.3%
Acadia Healthcare Co., Inc. (a)	602	36,541
Amedisys, Inc. (a)	117	18,940
AmerisourceBergen Corp.	902	119,867
Anthem, Inc.	2,545	1,179,709
Cardinal Health, Inc.	4,287	220,738
Centene Corp. (a)	2,353	193,887
Chemed Corp.	401	212,145
Cigna Corp.	3,109	713,920
CVS Health Corp.	6,942	716,137
DaVita, Inc. (a)	1,101	125,250
Encompass Health Corp.	844	55,079
HCA Healthcare, Inc.	2,885	741,214
Henry Schein, Inc. (a)	7,350	569,846
Humana, Inc.	2,187	1,014,462
Laboratory Corp. of America Holdings (a)	3,383	1,062,972
McKesson Corp.	3,449	857,318
Molina Healthcare, Inc. (a)	4,286	1,363,291
Premier, Inc. Class A	8,885	365,795
Quest Diagnostics, Inc.	6,230	1,077,852
UnitedHealth Group, Inc.	218	109,467
Universal Health Services, Inc. Class B	1,977	256,338
		11,010,768
HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp.	4,001	371,573
Veeva Systems, Inc. Class A (a)	775	197,997
		569,570
HOTELS, RESTAURANTS & LEISURE — 1.1%
Aramark	2,875	105,944
Booking Holdings, Inc. (a)	15	35,989
Boyd Gaming Corp. (a)	1,113	72,979
Chipotle Mexican Grill, Inc. (a)	203	354,895
Choice Hotels International, Inc.	464	72,379
Churchill Downs, Inc.	191	46,012
Darden Restaurants, Inc.	5,010	754,706

See accompanying notes to financial statements.
17

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Domino's Pizza, Inc.	1,100	$ 620,763
Hilton Worldwide Holdings, Inc. (a)	960	149,750
Marriott International, Inc. Class A (a)	568	93,856
Marriott Vacations Worldwide Corp.	361	61,002
McDonald's Corp.	426	114,198
Planet Fitness, Inc. Class A (a)	299	27,084
Starbucks Corp.	2,059	240,841
Travel + Leisure Co.	1,174	64,887
Vail Resorts, Inc.	635	208,217
Wendy's Co.	2,679	63,894
Wyndham Hotels & Resorts, Inc.	1,157	103,725
Yum China Holdings, Inc.	1,377	68,630
Yum! Brands, Inc.	2,363	328,126
		3,587,877
HOUSEHOLD DURABLES — 2.6%
D.R. Horton, Inc.	11,326	1,228,305
Garmin, Ltd.	3,539	481,906
Leggett & Platt, Inc.	4,499	185,179
Lennar Corp. Class A	12,799	1,486,732
Lennar Corp. Class B	460	43,985
Mohawk Industries, Inc. (a)	4,170	759,690
Newell Brands, Inc.	12,437	271,624
NVR, Inc. (a)	99	584,978
PulteGroup, Inc.	17,051	974,635
Tempur Sealy International, Inc.	20,628	970,135
Toll Brothers, Inc.	10,381	751,480
TopBuild Corp. (a)	1,682	464,081
Whirlpool Corp.	2,750	645,315
		8,848,045
HOUSEHOLD PRODUCTS — 0.4%
Church & Dwight Co., Inc.	3,278	335,995
Clorox Co.	968	168,781
Colgate-Palmolive Co.	2,624	223,932
Kimberly-Clark Corp.	2,641	377,452
Procter & Gamble Co.	471	77,046
Spectrum Brands Holdings, Inc.	1,049	106,704
		1,289,910
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.3%
AES Corp.	16,692	405,616
Vistra Corp.	30,620	697,217
		1,102,833
INDUSTRIAL CONGLOMERATES — 0.2%
3M Co.	1,668	296,287
General Electric Co.	1,684	159,088
Honeywell International, Inc.	614	128,025
Roper Technologies, Inc.	469	230,682
		814,082
INSURANCE — 5.3%
Aflac, Inc.	15,083	880,696
Alleghany Corp. (a)	242	161,557
Allstate Corp.	5,526	650,134
Security Description	Shares	Value
American Financial Group, Inc.	3,988	$ 547,632
American International Group, Inc.	1,073	61,011
Aon PLC Class A	2,099	630,876
Arch Capital Group, Ltd. (a)	15,599	693,376
Arthur J Gallagher & Co.	2,739	464,726
Assurant, Inc.	1,884	293,640
Assured Guaranty, Ltd.	8,185	410,887
Athene Holding, Ltd. Class A (a)	5,789	482,397
Axis Capital Holdings, Ltd.	814	44,339
Brighthouse Financial, Inc. (a)	3,141	162,704
Brown & Brown, Inc.	7,001	492,030
Chubb, Ltd.	2,027	391,839
Cincinnati Financial Corp.	7,801	888,768
CNA Financial Corp.	774	34,118
Erie Indemnity Co. Class A	423	81,495
Everest Re Group, Ltd.	1,259	344,865
Fidelity National Financial, Inc.	20,512	1,070,316
First American Financial Corp.	14,104	1,103,356
Globe Life, Inc.	2,399	224,834
Hanover Insurance Group, Inc.	1,572	206,026
Hartford Financial Services Group, Inc.	14,334	989,619
Kemper Corp.	753	44,269
Lincoln National Corp.	5,535	377,819
Loews Corp.	1,911	110,379
Markel Corp. (a)	351	433,134
Marsh & McLennan Cos., Inc.	3,358	583,688
Mercury General Corp.	1,830	97,100
MetLife, Inc.	7,769	485,485
Old Republic International Corp.	24,972	613,812
Primerica, Inc.	1,509	231,284
Principal Financial Group, Inc.	8,208	593,685
Progressive Corp.	6,201	636,533
Prudential Financial, Inc.	4,547	492,167
Reinsurance Group of America, Inc.	908	99,417
RenaissanceRe Holdings, Ltd.	1,237	209,461
Travelers Cos., Inc.	3,069	480,084
Unum Group	8,659	212,752
White Mountains Insurance Group, Ltd.	248	251,447
Willis Towers Watson PLC	1,370	325,361
WR Berkley Corp.	3,791	312,341
		17,901,459
INTERACTIVE MEDIA & SERVICES — 0.3%
Alphabet, Inc. Class A (a)	80	231,763
Alphabet, Inc. Class C (a)	77	222,806
IAC/InterActiveCorp. (a)	156	20,391
Match Group, Inc. (a)	1,658	219,270
Meta Platforms, Inc. Class A (a)	385	129,495
Pinterest, Inc. Class A (a)	937	34,060
Twitter, Inc. (a)	1,066	46,073
Vimeo, Inc. (a)	2,107	37,842
		941,700
INTERNET & DIRECT MARKETING RETAIL — 0.7%
Amazon.com, Inc. (a)	24	80,024

See accompanying notes to financial statements.
18

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
DoorDash, Inc. Class A (a)	150	$ 22,335
eBay, Inc.	21,428	1,424,962
Etsy, Inc. (a)	2,294	502,249
Qurate Retail, Inc. Class A	15,330	116,508
Wayfair, Inc. Class A (a) (c)	1,331	252,850
		2,398,928
IT SERVICES — 3.6%
Accenture PLC Class A	709	293,916
Akamai Technologies, Inc. (a)	4,528	529,957
Alliance Data Systems Corp.	2,937	195,516
Amdocs, Ltd.	14,480	1,083,683
Automatic Data Processing, Inc.	2,042	503,516
Block, Inc. (a)	243	39,247
Broadridge Financial Solutions, Inc.	2,476	452,662
Cloudflare, Inc. Class A (a)	272	35,768
Cognizant Technology Solutions Corp. Class A	11,746	1,042,105
Concentrix Corp.	3,319	592,840
DXC Technology Co. (a)	16,107	518,484
EPAM Systems, Inc. (a)	2,326	1,554,815
Fidelity National Information Services, Inc.	328	35,801
Fiserv, Inc. (a)	762	79,088
FleetCor Technologies, Inc. (a)	482	107,891
Gartner, Inc. (a)	3,741	1,250,691
Genpact, Ltd.	6,930	367,844
Global Payments, Inc.	250	33,795
Globant SA (a)	724	227,401
GoDaddy, Inc. Class A (a)	906	76,883
International Business Machines Corp.	4,115	550,011
Jack Henry & Associates, Inc.	1,259	210,241
Kyndryl Holdings, Inc. (a)	33,094	599,001
Mastercard, Inc. Class A	113	40,603
MongoDB, Inc. (a)	74	39,172
Paychex, Inc.	4,406	601,419
PayPal Holdings, Inc. (a)	125	23,573
Snowflake, Inc. Class A (a)	90	30,488
SolarWinds Corp.	2,738	38,852
Switch, Inc. Class A	9,853	282,190
Thoughtworks Holding, Inc. (a)	1,437	38,526
VeriSign, Inc. (a)	2,490	632,012
Visa, Inc. Class A	201	43,559
Western Union Co.	3,773	67,310
		12,218,860
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Brunswick Corp.	7,492	754,669
Hasbro, Inc.	806	82,034
Hayward Holdings, Inc. (a)	1,247	32,709
Mattel, Inc. (a)	10,216	220,257
Polaris, Inc.	5,792	636,599
YETI Holdings, Inc. (a)	5,442	450,761
		2,177,029
Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 2.0%
10X Genomics, Inc. Class A (a)	128	$ 19,067
Agilent Technologies, Inc.	3,676	586,873
Avantor, Inc. (a)	8,339	351,405
Bio-Rad Laboratories, Inc. Class A (a)	1,240	936,907
Bio-Techne Corp.	1,175	607,874
Bruker Corp.	2,560	214,810
Charles River Laboratories International, Inc. (a)	928	349,652
Danaher Corp.	118	38,823
Illumina, Inc. (a)	425	161,687
IQVIA Holdings, Inc. (a)	1,236	348,725
Maravai LifeSciences Holdings, Inc. Class A (a)	2,845	119,206
Mettler-Toledo International, Inc. (a)	354	600,812
PerkinElmer, Inc.	2,630	528,788
QIAGEN NV (a)	2,746	152,623
Repligen Corp. (a)	453	119,973
Syneos Health, Inc. (a)	2,559	262,758
Thermo Fisher Scientific, Inc.	231	154,132
Waters Corp. (a)	1,613	601,004
West Pharmaceutical Services, Inc.	1,396	654,738
		6,809,857
MACHINERY — 3.3%
AGCO Corp.	4,100	475,682
Allison Transmission Holdings, Inc.	1,592	57,869
Caterpillar, Inc.	624	129,006
Colfax Corp. (a)	2,940	135,152
Crane Co.	1,948	198,170
Cummins, Inc.	1,911	416,865
Deere & Co.	982	336,718
Donaldson Co., Inc.	5,580	330,671
Dover Corp.	3,135	569,316
Flowserve Corp.	1,952	59,731
Fortive Corp.	3,537	269,838
Gates Industrial Corp. PLC (a)	1,926	30,643
Graco, Inc.	3,730	300,713
IDEX Corp.	1,344	317,614
Illinois Tool Works, Inc.	1,250	308,500
ITT, Inc.	4,803	490,818
Lincoln Electric Holdings, Inc.	2,216	309,065
Middleby Corp. (a)	1,809	355,939
Nordson Corp.	1,357	346,401
Oshkosh Corp.	9,628	1,085,172
Otis Worldwide Corp.	9,558	832,215
PACCAR, Inc.	1,837	162,134
Parker-Hannifin Corp.	1,800	572,616
Pentair PLC	10,066	735,120
Snap-on, Inc.	3,701	797,121
Stanley Black & Decker, Inc.	1,966	370,827
Timken Co.	1,487	103,034
Toro Co.	3,171	316,815
Westinghouse Air Brake Technologies Corp.	3,673	338,320
Woodward, Inc.	1,223	133,870

See accompanying notes to financial statements.
19

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Xylem, Inc.	2,608	$ 312,751
		11,198,706
MARINE — 0.0% (d)
Kirby Corp. (a)	1,058	62,866
MEDIA — 1.8%
Cable One, Inc.	24	42,323
Charter Communications, Inc. Class A (a)	218	142,130
Comcast Corp. Class A	1,862	93,714
Discovery, Inc. Class A (a) (c)	2,721	64,052
Discovery, Inc. Class C (a)	8,006	183,337
DISH Network Corp. Class A (a)	10,629	344,805
Fox Corp. Class A	21,577	796,191
Fox Corp. Class B	9,042	309,869
Interpublic Group of Cos., Inc.	33,523	1,255,436
Liberty Broadband Corp. Class C (a)	257	41,403
Liberty Media Corp.-Liberty SiriusXM Class A (a)	1,941	98,700
Liberty Media Corp.-Liberty SiriusXM Class C (a)	3,227	164,093
Loyalty Ventures, Inc. (a)	2,904	87,323
New York Times Co. Class A	2,518	121,619
News Corp. Class A	20,099	448,409
News Corp. Class B	6,535	147,038
Nexstar Media Group, Inc. Class A	5,810	877,194
Omnicom Group, Inc.	6,906	506,003
Sirius XM Holdings, Inc.	9,417	59,798
ViacomCBS, Inc. Class B	7,413	223,724
		6,007,161
METALS & MINING — 1.3%
Alcoa Corp.	10,773	641,855
Freeport-McMoRan, Inc.	13,462	561,769
Newmont Corp.	6,996	433,892
Nucor Corp.	9,486	1,082,827
Reliance Steel & Aluminum Co.	5,452	884,424
Royal Gold, Inc.	1,534	161,392
Southern Copper Corp.	413	25,486
Steel Dynamics, Inc.	9,435	585,631
United States Steel Corp.	1,419	33,786
		4,411,062
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.1%
AGNC Investment Corp. REIT	4,977	74,854
Starwood Property Trust, Inc. REIT	8,900	216,270
		291,124
MULTI-UTILITIES — 1.1%
Ameren Corp.	3,692	328,625
CenterPoint Energy, Inc.	8,195	228,722
CMS Energy Corp.	3,904	253,955
Consolidated Edison, Inc.	4,586	391,278
Dominion Energy, Inc.	2,363	185,637
DTE Energy Co.	4,604	550,362
MDU Resources Group, Inc.	11,021	339,888
Security Description	Shares	Value
NiSource, Inc.	10,671	$ 294,626
Public Service Enterprise Group, Inc.	7,358	490,999
Sempra Energy	2,192	289,958
WEC Energy Group, Inc.	2,897	281,212
		3,635,262
MULTILINE RETAIL — 1.0%
Dollar General Corp.	3,021	712,443
Dollar Tree, Inc. (a)	7,910	1,111,513
Kohl's Corp.	8,371	413,444
Ollie's Bargain Outlet Holdings, Inc. (a) (c)	1,405	71,922
Target Corp.	4,035	933,860
		3,243,182
OIL, GAS & CONSUMABLE FUELS — 2.0%
Antero Midstream Corp.	22,014	213,095
APA Corp.	7,428	199,739
Cheniere Energy, Inc.	3,696	374,848
Chevron Corp.	645	75,691
ConocoPhillips	2,888	208,456
Continental Resources, Inc.	1,337	59,844
Coterra Energy, Inc.	14,805	281,295
Devon Energy Corp.	4,017	176,949
Diamondback Energy, Inc.	1,330	143,440
DTE Midstream LLC (a)	5,603	268,832
EOG Resources, Inc.	10,328	917,436
EQT Corp. (a)	10,876	237,206
Exxon Mobil Corp.	991	60,639
Hess Corp.	516	38,199
HollyFrontier Corp.	1,410	46,220
Kinder Morgan, Inc.	22,293	353,567
Marathon Oil Corp.	12,495	205,168
Marathon Petroleum Corp.	1,424	91,122
Occidental Petroleum Corp.	8,808	255,344
ONEOK, Inc.	10,118	594,534
Phillips 66	635	46,012
Pioneer Natural Resources Co.	2,426	441,241
Targa Resources Corp.	8,553	446,809
Texas Pacific Land Corp.	327	408,380
Valero Energy Corp.	1,352	101,549
Williams Cos., Inc.	19,805	515,722
		6,761,337
PAPER & FOREST PRODUCTS — 0.3%
Louisiana-Pacific Corp.	12,943	1,014,084
Sylvamo Corp. (a)	5,252	146,478
		1,160,562
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A (a)	9,323	97,891
Estee Lauder Cos., Inc. Class A	1,561	577,882
Herbalife Nutrition, Ltd. (a)	3,078	125,983
		801,756
PHARMACEUTICALS — 0.7%
Bristol-Myers Squibb Co.	1,403	87,477

See accompanying notes to financial statements.
20

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Catalent, Inc. (a)	1,385	$ 177,322
Eli Lilly & Co.	589	162,694
Jazz Pharmaceuticals PLC (a)	791	100,773
Johnson & Johnson	298	50,979
Merck & Co., Inc.	1,468	112,507
Organon & Co.	33,057	1,006,586
Perrigo Co. PLC	2,004	77,956
Pfizer, Inc.	1,987	117,332
Royalty Pharma PLC Class A	1,460	58,181
Zoetis, Inc.	1,102	268,921
		2,220,728
PROFESSIONAL SERVICES — 1.4%
Booz Allen Hamilton Holding Corp.	2,624	222,489
CACI International, Inc. Class A (a)	2,071	557,534
CoStar Group, Inc. (a)	885	69,942
Equifax, Inc.	1,556	455,581
FTI Consulting, Inc. (a)	3,882	595,576
IHS Markit, Ltd.	2,393	318,078
Jacobs Engineering Group, Inc.	2,403	334,570
Leidos Holdings, Inc.	1,773	157,620
ManpowerGroup, Inc.	3,168	308,341
Nielsen Holdings PLC	9,499	194,824
Robert Half International, Inc.	7,796	869,410
Science Applications International Corp.	1,710	142,939
TransUnion	1,942	230,282
Verisk Analytics, Inc.	936	214,091
		4,671,277
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
CBRE Group, Inc. Class A (a)	10,944	1,187,533
Jones Lang LaSalle, Inc. (a)	3,506	944,306
		2,131,839
ROAD & RAIL — 1.5%
AMERCO	669	485,848
CSX Corp.	7,863	295,649
JB Hunt Transport Services, Inc.	4,100	838,040
Knight-Swift Transportation Holdings, Inc.	15,592	950,177
Landstar System, Inc.	2,415	432,333
Norfolk Southern Corp.	1,117	332,542
Old Dominion Freight Line, Inc.	1,950	698,841
Ryder System, Inc.	5,645	465,317
Schneider National, Inc. Class B	7,637	205,512
Union Pacific Corp.	809	203,811
XPO Logistics, Inc. (a)	2,672	206,893
		5,114,963
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.8%
Advanced Micro Devices, Inc. (a)	2,958	425,656
Allegro MicroSystems, Inc. (a)	2,894	104,705
Analog Devices, Inc.	290	50,973
Applied Materials, Inc.	10,210	1,606,646
Azenta, Inc.	4,646	479,049
Broadcom, Inc.	426	283,465
Security Description	Shares	Value
Cirrus Logic, Inc. (a)	4,877	$ 448,782
Enphase Energy, Inc. (a)	1,851	338,622
Entegris, Inc.	6,899	956,063
First Solar, Inc. (a)	1,434	124,988
Intel Corp.	13,324	686,186
KLA Corp.	4,296	1,847,753
Lam Research Corp.	1,759	1,264,985
Marvell Technology, Inc.	9,717	850,140
Microchip Technology, Inc.	4,640	403,958
Micron Technology, Inc.	16,240	1,512,756
MKS Instruments, Inc.	2,037	354,784
Monolithic Power Systems, Inc.	2,136	1,053,753
NVIDIA Corp.	247	72,645
NXP Semiconductors NV	3,312	754,407
ON Semiconductor Corp. (a)	12,623	857,354
Qorvo, Inc. (a)	4,250	664,658
QUALCOMM, Inc.	3,192	583,721
Skyworks Solutions, Inc.	7,171	1,112,509
Teradyne, Inc.	7,859	1,285,182
Texas Instruments, Inc.	2,431	458,171
Universal Display Corp.	244	40,267
Xilinx, Inc.	3,014	639,058
		19,261,236
SOFTWARE — 5.1%
Adobe, Inc. (a)	318	180,325
ANSYS, Inc. (a)	980	393,098
Aspen Technology, Inc. (a)	4,477	681,399
Atlassian Corp. PLC Class A (a)	2,055	783,551
Autodesk, Inc. (a)	1,863	523,857
Avalara, Inc. (a)	185	23,885
Bentley Systems, Inc. Class B	10,100	488,133
Bill.Com Holdings, Inc. (a)	231	57,554
Black Knight, Inc. (a)	337	27,934
Cadence Design Systems, Inc. (a)	5,818	1,084,184
CDK Global, Inc.	2,473	103,223
Ceridian HCM Holding, Inc. (a)	605	63,198
Citrix Systems, Inc.	1,411	133,466
Crowdstrike Holdings, Inc. Class A (a)	2,341	479,320
Datadog, Inc. Class A (a)	352	62,695
DocuSign, Inc. (a)	1,020	155,356
Dolby Laboratories, Inc. Class A	3,407	324,415
DoubleVerify Holdings, Inc. (a)	2,323	77,309
Dropbox, Inc. Class A (a)	12,048	295,658
Dynatrace, Inc. (a)	7,682	463,609
Elastic NV (a)	1,305	160,632
Fair Isaac Corp. (a)	135	58,545
Fortinet, Inc. (a)	3,638	1,307,497
Guidewire Software, Inc. (a)	787	89,348
HubSpot, Inc. (a)	378	249,159
Informatica, Inc. Class A (a)	508	18,786
Intuit, Inc.	467	300,384
Jamf Holding Corp. (a) (c)	892	33,905
Mandiant, Inc. (a)	1,042	18,277
Manhattan Associates, Inc. (a)	4,805	747,129
McAfee Corp. Class A	5,664	146,075

See accompanying notes to financial statements.
21

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Microsoft Corp.	1,875	$ 630,600
NCR Corp. (a)	8,421	338,524
New Relic, Inc. (a)	453	49,812
NortonLifeLock, Inc.	19,740	512,845
Nuance Communications, Inc. (a)	2,555	141,343
Oracle Corp.	2,555	222,822
Palo Alto Networks, Inc. (a)	775	431,489
Paycom Software, Inc. (a)	704	292,294
Paycor HCM, Inc. (a)	681	19,620
Paylocity Holding Corp. (a)	895	211,363
Procore Technologies, Inc. (a) (c)	1,352	108,119
PTC, Inc. (a)	1,558	188,752
salesforce.com, Inc. (a)	703	178,653
ServiceNow, Inc. (a)	436	283,012
Smartsheet, Inc. Class A (a)	925	71,641
SS&C Technologies Holdings, Inc.	4,855	398,013
Synopsys, Inc. (a)	3,294	1,213,839
Teradata Corp. (a)	15,904	675,443
Trade Desk, Inc. Class A (a)	2,028	185,846
Tyler Technologies, Inc. (a)	1,210	650,920
Unity Software, Inc. (a)	227	32,459
VMware, Inc. Class A	1,764	204,412
Workday, Inc. Class A (a)	1,160	316,889
Zoom Video Communications, Inc. Class A (a)	174	32,000
Zscaler, Inc. (a)	470	151,025
		17,073,641
SPECIALTY RETAIL — 5.1%
Advance Auto Parts, Inc.	5,763	1,382,428
AutoNation, Inc. (a)	6,101	712,902
AutoZone, Inc. (a)	959	2,010,438
Bath & Body Works, Inc.	14,717	1,027,099
Best Buy Co., Inc.	16,831	1,710,030
Burlington Stores, Inc. (a)	99	28,859
CarMax, Inc. (a)	3,272	426,113
Dick's Sporting Goods, Inc. (c)	9,277	1,066,762
Five Below, Inc. (a)	2,097	433,848
Floor & Decor Holdings, Inc. Class A (a)	3,467	450,745
Foot Locker, Inc.	13,246	577,923
GameStop Corp. Class A (a)	664	98,531
Gap, Inc.	2,849	50,285
Home Depot, Inc.	248	102,922
Lithia Motors, Inc.	138	40,979
Lowe's Cos., Inc.	2,641	682,646
O'Reilly Automotive, Inc. (a)	1,668	1,177,992
Penske Automotive Group, Inc.	2,800	300,216
Petco Health & Wellness Co., Inc. (a) (c)	1,300	25,727
RH (a)	508	272,257
Ross Stores, Inc.	1,717	196,219
TJX Cos., Inc.	2,524	191,622
Tractor Supply Co.	6,025	1,437,565
Ulta Beauty, Inc. (a)	1,734	714,998
Victoria's Secret & Co. (a)	7,864	436,767
Security Description	Shares	Value
Williams-Sonoma, Inc.	9,307	$ 1,574,093
		17,129,966
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.0%
Apple, Inc.	3,280	582,430
Dell Technologies, Inc. Class C (a)	34,621	1,944,661
Hewlett Packard Enterprise Co.	98,288	1,550,002
HP, Inc.	94,840	3,572,623
NetApp, Inc.	17,742	1,632,086
Pure Storage, Inc. Class A (a)	2,027	65,979
Western Digital Corp. (a)	9,739	635,080
Xerox Holdings Corp.	2,572	58,230
		10,041,091
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Capri Holdings, Ltd. (a)	5,059	328,380
Carter's, Inc.	2,554	258,516
Columbia Sportswear Co.	1,762	171,689
Deckers Outdoor Corp. (a)	2,046	749,470
Hanesbrands, Inc.	15,163	253,525
Lululemon Athletica, Inc. (a)	634	248,179
NIKE, Inc. Class B	949	158,170
PVH Corp.	698	74,442
Ralph Lauren Corp.	696	82,727
Skechers U.S.A., Inc. Class A (a)	4,661	202,287
Tapestry, Inc.	38,665	1,569,799
Under Armour, Inc. Class A (a)	2,328	49,330
Under Armour, Inc. Class C (a)	2,436	43,946
VF Corp.	588	43,053
		4,233,513
THRIFTS & MORTGAGE FINANCE — 0.2%
MGIC Investment Corp.	32,527	469,039
New York Community Bancorp, Inc.	11,370	138,828
		607,867
TOBACCO — 0.2%
Altria Group, Inc.	9,391	445,039
Philip Morris International, Inc.	3,086	293,170
		738,209
TRADING COMPANIES & DISTRIBUTORS — 1.2%
Air Lease Corp.	3,830	169,401
Core & Main, Inc. Class A (a)	899	27,276
Fastenal Co.	9,965	638,358
MSC Industrial Direct Co., Inc. Class A	1,562	131,302
SiteOne Landscape Supply, Inc. (a)	1,799	435,862
United Rentals, Inc. (a)	2,646	879,239
Univar Solutions, Inc. (a)	8,519	241,513
W.W. Grainger, Inc.	1,035	536,378
Watsco, Inc.	2,526	790,335
		3,849,664
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	1,623	306,520

See accompanying notes to financial statements.
22

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Essential Utilities, Inc.	1,585	$ 85,098
		391,618
TOTAL COMMON STOCKS (Cost $270,032,671)		334,015,598
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (e) (f)	235,651	235,674
State Street Navigator Securities Lending Portfolio II (b) (g)	662,810	662,810
TOTAL SHORT-TERM INVESTMENTS (Cost $898,485)		898,484
TOTAL INVESTMENTS — 100.0% (Cost $270,931,156)		334,914,082
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(142,546)
NET ASSETS — 100.0%		$ 334,771,536

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at December 31, 2021.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2021.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At December 31, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	2	03/18/2022	$470,287	$475,850	$5,563

During the period ended December 31, 2021, average notional value related to futures contracts was $417,476.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$334,015,598	$—	$—	$334,015,598
Short-Term Investments	898,484	—	—	898,484
TOTAL INVESTMENTS	$334,914,082	$—	$—	$334,914,082
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	5,563	—	—	5,563
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 5,563	$—	$—	$ 5,563
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.
23

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Corp.	3,598	$ 296,043	$ 125,457	$ 1,904	$337	$39,673	4,942	$ 459,606	$1,871
State Street Institutional Liquid Reserves Fund, Premier Class	331,497	331,596	3,570,485	3,666,327	(80)	—	235,651	235,674	71
State Street Navigator Securities Lending Portfolio II	1,147,495	1,147,495	14,748,995	15,233,680	—	—	662,810	662,810	4,635
Total		$1,775,134	$18,444,937	$ 18,901,911	$257	$39,673		$1,358,090	$6,577
See accompanying notes to financial statements.
24

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.8%
BWX Technologies, Inc.	11,700	$ 560,196
Curtiss-Wright Corp.	3,730	517,239
General Dynamics Corp.	11,458	2,388,649
Huntington Ingalls Industries, Inc.	11,277	2,105,867
L3Harris Technologies, Inc.	10,737	2,289,558
Mercury Systems, Inc. (a)	3,468	190,948
Northrop Grumman Corp.	7,245	2,804,322
Textron, Inc.	7,738	597,374
		11,454,153
AIR FREIGHT & LOGISTICS — 1.0%
C.H. Robinson Worldwide, Inc.	24,547	2,641,994
Expeditors International of Washington, Inc.	27,967	3,755,688
		6,397,682
AUTO COMPONENTS — 0.3%
Gentex Corp.	56,134	1,956,270
AUTOMOBILES — 0.0% (b)
Harley-Davidson, Inc.	5,959	224,595
BANKS — 0.8%
Bank of Hawaii Corp.	2,605	218,195
Commerce Bancshares, Inc.	8,115	557,825
Cullen/Frost Bankers, Inc.	2,412	304,081
First Citizens BancShares, Inc. Class A	257	213,269
First Hawaiian, Inc.	7,344	200,711
First Horizon Corp.	18,080	295,246
FNB Corp.	11,885	144,165
M&T Bank Corp.	5,103	783,719
People's United Financial, Inc.	24,770	441,401
Pinnacle Financial Partners, Inc.	2,497	238,463
Popular, Inc.	2,940	241,198
Prosperity Bancshares, Inc.	7,792	563,362
Zions Bancorp NA	8,231	519,870
		4,721,505
BEVERAGES — 0.7%
Boston Beer Co., Inc. Class A (a)	395	199,515
Brown-Forman Corp. Class A	1,684	114,158
Brown-Forman Corp. Class B	6,536	476,213
Constellation Brands, Inc. Class A	6,536	1,640,340
Molson Coors Beverage Co. Class B	12,529	580,719
Monster Beverage Corp. (a)	13,491	1,295,676
		4,306,621
BIOTECHNOLOGY — 0.3%
United Therapeutics Corp. (a)	8,013	1,731,449
BUILDING PRODUCTS — 2.3%
A.O. Smith Corp.	30,743	2,639,287
Advanced Drainage Systems, Inc.	2,426	330,251
Allegion PLC	9,283	1,229,440
Carlisle Cos., Inc.	8,167	2,026,396
Security Description	Shares	Value
Fortune Brands Home & Security, Inc.	7,886	$ 843,013
Lennox International, Inc.	5,286	1,714,567
Masco Corp.	54,112	3,799,745
Owens Corning	5,004	452,862
Trane Technologies PLC	8,123	1,641,090
		14,676,651
CAPITAL MARKETS — 4.5%
Affiliated Managers Group, Inc.	3,996	657,382
Cboe Global Markets, Inc.	28,605	3,730,092
Evercore, Inc. Class A	7,022	953,939
FactSet Research Systems, Inc.	6,550	3,183,365
Franklin Resources, Inc.	25,688	860,291
Interactive Brokers Group, Inc. Class A	7,594	603,115
Invesco, Ltd.	19,540	449,811
Janus Henderson Group PLC	13,800	578,772
Jefferies Financial Group, Inc.	22,331	866,443
Lazard, Ltd. Class A	29,578	1,290,488
LPL Financial Holdings, Inc.	4,236	678,141
MarketAxess Holdings, Inc.	2,386	981,290
Morningstar, Inc.	3,544	1,212,013
MSCI, Inc.	2,866	1,755,969
Nasdaq, Inc.	10,762	2,260,128
Northern Trust Corp.	7,361	880,449
Raymond James Financial, Inc.	16,782	1,684,913
SEI Investments Co.	27,554	1,679,141
Stifel Financial Corp.	6,964	490,405
T Rowe Price Group, Inc.	14,723	2,895,131
Virtu Financial, Inc. Class A	10,759	310,182
		28,001,460
CHEMICALS — 1.3%
Axalta Coating Systems, Ltd. (a)	10,657	352,960
Celanese Corp.	10,833	1,820,594
Eastman Chemical Co.	8,331	1,007,301
FMC Corp.	7,264	798,241
Huntsman Corp.	18,652	650,582
NewMarket Corp.	1,901	651,511
RPM International, Inc.	15,593	1,574,893
Scotts Miracle-Gro Co.	5,835	939,435
Valvoline, Inc.	6,430	239,775
Westlake Chemical Corp.	1,405	136,467
		8,171,759
COMMERCIAL SERVICES & SUPPLIES — 0.8%
Copart, Inc. (a)	10,175	1,542,734
MSA Safety, Inc.	3,791	572,289
Republic Services, Inc.	13,139	1,832,234
Rollins, Inc.	24,544	839,650
Stericycle, Inc. (a)	5,580	332,791
		5,119,698
COMMUNICATIONS EQUIPMENT — 1.5%
Ciena Corp. (a)	17,474	1,344,974
F5, Inc. (a)	14,880	3,641,285
Juniper Networks, Inc.	55,169	1,970,085

See accompanying notes to financial statements.
25

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Motorola Solutions, Inc.	8,571	$ 2,328,741
Viasat, Inc. (a)	2,412	107,430
		9,392,515
CONSTRUCTION & ENGINEERING — 0.6%
Quanta Services, Inc.	23,857	2,735,444
Valmont Industries, Inc.	3,754	940,377
		3,675,821
CONSTRUCTION MATERIALS — 0.4%
Eagle Materials, Inc.	6,670	1,110,288
Martin Marietta Materials, Inc.	2,633	1,159,889
		2,270,177
CONSUMER FINANCE — 0.2%
Credit Acceptance Corp. (a)	1,125	773,640
SLM Corp.	16,362	321,841
		1,095,481
CONTAINERS & PACKAGING — 3.0%
Amcor PLC	151,080	1,814,471
AptarGroup, Inc.	10,755	1,317,272
Ardagh Group SA (a) (c)	1,132	25,555
Avery Dennison Corp.	6,558	1,420,266
Ball Corp.	15,691	1,510,573
Berry Global Group, Inc. (a)	28,185	2,079,489
Crown Holdings, Inc.	13,604	1,504,874
Graphic Packaging Holding Co.	79,616	1,552,512
International Paper Co.	36,613	1,720,079
Packaging Corp. of America	13,660	1,859,809
Sealed Air Corp.	14,483	977,168
Silgan Holdings, Inc.	18,027	772,277
Sonoco Products Co.	28,944	1,675,568
Westrock Co.	13,300	589,988
		18,819,901
DISTRIBUTORS — 1.2%
Genuine Parts Co.	27,052	3,792,691
LKQ Corp.	17,808	1,069,014
Pool Corp.	4,674	2,645,484
		7,507,189
DIVERSIFIED CONSUMER SERVICES — 0.6%
Frontdoor, Inc. (a)	3,596	131,794
Grand Canyon Education, Inc. (a)	10,022	858,986
H&R Block, Inc.	7,061	166,357
Service Corp. International	36,070	2,560,609
Terminix Global Holdings, Inc. (a)	5,453	246,639
		3,964,385
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Voya Financial, Inc.	8,420	558,330
ELECTRIC UTILITIES — 4.1%
Alliant Energy Corp.	20,732	1,274,396
American Electric Power Co., Inc.	23,824	2,119,621
Avangrid, Inc.	6,200	309,256
Edison International	23,138	1,579,169
Entergy Corp.	21,162	2,383,899
Security Description	Shares	Value
Evergy, Inc.	33,409	$ 2,292,191
Eversource Energy	19,795	1,800,949
Exelon Corp.	48,925	2,825,908
FirstEnergy Corp.	39,364	1,637,149
Hawaiian Electric Industries, Inc.	18,799	780,159
IDACORP, Inc.	10,728	1,215,590
NRG Energy, Inc.	20,053	863,883
OGE Energy Corp.	24,699	947,948
Pinnacle West Capital Corp.	18,098	1,277,538
PPL Corp.	80,289	2,413,487
Xcel Energy, Inc.	26,399	1,787,212
		25,508,355
ELECTRICAL EQUIPMENT — 0.9%
Acuity Brands, Inc.	2,492	527,606
AMETEK, Inc.	12,783	1,879,612
Hubbell, Inc.	7,378	1,536,616
Regal Rexnord Corp.	5,719	973,260
Sensata Technologies Holding PLC (a)	7,529	464,464
Shoals Technologies Group, Inc. Class A (a)	5,280	128,304
		5,509,862
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.3%
Amphenol Corp. Class A	49,582	4,336,442
Arrow Electronics, Inc. (a)	21,131	2,837,259
Avnet, Inc.	28,834	1,188,826
CDW Corp.	19,893	4,073,689
Cognex Corp.	6,857	533,200
Jabil, Inc.	23,239	1,634,864
Keysight Technologies, Inc. (a)	10,516	2,171,659
Littelfuse, Inc.	1,483	466,670
National Instruments Corp.	23,981	1,047,250
TD SYNNEX Corp.	8,217	939,696
Teledyne Technologies, Inc. (a)	1,684	735,723
Vontier Corp.	20,663	634,974
		20,600,252
ENTERTAINMENT — 0.5%
Electronic Arts, Inc.	11,336	1,495,218
Madison Square Garden Sports Corp. (a)	689	119,700
Playtika Holding Corp. (a)	2,640	45,646
Take-Two Interactive Software, Inc. (a)	6,437	1,143,984
World Wrestling Entertainment, Inc. Class A	3,059	150,931
		2,955,479
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 5.7%
Alexandria Real Estate Equities, Inc. REIT	8,343	1,860,155
American Homes 4 Rent Class A REIT	14,656	639,148
Americold Realty Trust REIT	9,704	318,194
AvalonBay Communities, Inc. REIT	7,840	1,980,306

See accompanying notes to financial statements.
26

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Boston Properties, Inc. REIT	12,032	$ 1,385,846
Camden Property Trust REIT	5,334	953,079
Cousins Properties, Inc. REIT	14,798	596,063
CubeSmart REIT	20,108	1,144,346
Douglas Emmett, Inc. REIT	8,916	298,686
Duke Realty Corp. REIT	23,924	1,570,371
Equity LifeStyle Properties, Inc. REIT	16,921	1,483,295
Equity Residential REIT	22,709	2,055,164
Essex Property Trust, Inc. REIT	5,039	1,774,887
Extra Space Storage, Inc. REIT	10,936	2,479,519
First Industrial Realty Trust, Inc. REIT	18,982	1,256,608
Healthcare Trust of America, Inc. Class A REIT	12,863	429,496
Healthpeak Properties, Inc. REIT	21,820	787,484
Highwoods Properties, Inc. REIT	25,097	1,119,075
Iron Mountain, Inc. REIT	25,612	1,340,276
Kilroy Realty Corp. REIT	8,983	597,010
Kimco Realty Corp. REIT	22,175	546,614
Lamar Advertising Co. Class A REIT	5,226	633,914
Life Storage, Inc. REIT	7,704	1,180,099
Medical Properties Trust, Inc. REIT	34,350	811,691
Mid-America Apartment Communities, Inc. REIT	5,862	1,344,977
National Retail Properties, Inc. REIT	8,426	405,038
Public Storage REIT	6,975	2,612,556
Rayonier, Inc. REIT	7,896	318,683
Rexford Industrial Realty, Inc. REIT	6,801	551,629
SL Green Realty Corp. REIT	5,238	375,565
UDR, Inc. REIT	10,231	613,758
Weyerhaeuser Co. REIT	29,826	1,228,235
WP Carey, Inc. REIT	15,685	1,286,954
		35,978,721
FOOD & STAPLES RETAILING — 1.0%
Albertsons Cos., Inc. Class A	24,348	735,066
Casey's General Stores, Inc.	6,725	1,327,179
Grocery Outlet Holding Corp. (a)	9,176	259,497
Kroger Co.	91,444	4,138,756
		6,460,498
FOOD PRODUCTS — 4.3%
Campbell Soup Co.	31,532	1,370,381
Conagra Brands, Inc.	63,091	2,154,557
Darling Ingredients, Inc. (a)	6,855	474,983
Flowers Foods, Inc.	53,511	1,469,947
General Mills, Inc.	53,919	3,633,062
Hain Celestial Group, Inc. (a)	6,536	278,499
Hershey Co.	14,978	2,897,793
Hormel Foods Corp.	35,496	1,732,560
Ingredion, Inc.	16,376	1,582,576
J.M. Smucker Co.	25,224	3,425,924
Kellogg Co.	39,007	2,512,831
Lamb Weston Holdings, Inc.	6,410	406,266
Security Description	Shares	Value
McCormick & Co., Inc.	18,323	$ 1,770,185
Pilgrim's Pride Corp. (a)	8,129	229,238
Post Holdings, Inc. (a)	9,323	1,050,982
Seaboard Corp.	75	295,126
Tyson Foods, Inc. Class A	22,962	2,001,368
		27,286,278
GAS UTILITIES — 0.7%
Atmos Energy Corp.	16,784	1,758,460
National Fuel Gas Co.	16,137	1,031,800
UGI Corp.	28,287	1,298,656
		4,088,916
HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Baxter International, Inc.	20,007	1,717,401
Cooper Cos., Inc.	2,012	842,907
Globus Medical, Inc. Class A (a)	7,558	545,688
Hologic, Inc. (a)	24,860	1,903,282
ICU Medical, Inc. (a)	3,348	794,614
Integra LifeSciences Holdings Corp. (a)	4,336	290,469
Masimo Corp. (a)	4,875	1,427,302
ResMed, Inc.	7,154	1,863,474
STERIS PLC	5,846	1,422,975
		10,808,112
HEALTH CARE PROVIDERS & SERVICES — 4.6%
Amedisys, Inc. (a)	2,926	473,661
AmerisourceBergen Corp.	8,579	1,140,063
Cardinal Health, Inc.	34,219	1,761,936
Chemed Corp.	4,465	2,362,164
DaVita, Inc. (a)	9,833	1,118,602
Encompass Health Corp.	11,905	776,920
Henry Schein, Inc. (a)	39,042	3,026,926
Humana, Inc.	7,960	3,692,326
Laboratory Corp. of America Holdings (a)	8,645	2,716,346
McKesson Corp.	11,925	2,964,197
Molina Healthcare, Inc. (a)	2,540	807,923
Premier, Inc. Class A	35,267	1,451,942
Quest Diagnostics, Inc.	31,007	5,364,521
Universal Health Services, Inc. Class B	8,210	1,064,509
		28,722,036
HEALTH CARE TECHNOLOGY — 0.6%
Cerner Corp.	40,888	3,797,269
HOTELS, RESTAURANTS & LEISURE — 0.7%
Domino's Pizza, Inc.	3,977	2,244,340
Vail Resorts, Inc.	1,356	444,632
Yum! Brands, Inc.	12,268	1,703,535
		4,392,507
HOUSEHOLD DURABLES — 0.9%
Garmin, Ltd.	14,989	2,041,052
Leggett & Platt, Inc.	9,971	410,406
NVR, Inc. (a)	237	1,400,402
PulteGroup, Inc.	15,490	885,409

See accompanying notes to financial statements.
27

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Whirlpool Corp.	4,743	$ 1,112,992
		5,850,261
HOUSEHOLD PRODUCTS — 2.2%
Church & Dwight Co., Inc.	30,993	3,176,782
Clorox Co.	21,065	3,672,893
Colgate-Palmolive Co.	31,346	2,675,068
Kimberly-Clark Corp.	28,379	4,055,927
Reynolds Consumer Products, Inc.	2,568	80,635
		13,661,305
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.3%
AES Corp.	30,353	737,578
Vistra Corp.	46,365	1,055,731
		1,793,309
INSURANCE — 8.6%
Aflac, Inc.	28,656	1,673,224
Alleghany Corp. (a)	1,408	939,967
Allstate Corp.	32,834	3,862,920
American Financial Group, Inc.	2,307	316,797
Aon PLC Class A	8,738	2,626,293
Arch Capital Group, Ltd. (a)	65,405	2,907,252
Arthur J Gallagher & Co.	15,101	2,562,187
Assurant, Inc.	6,893	1,074,343
Assured Guaranty, Ltd.	4,092	205,418
Axis Capital Holdings, Ltd.	5,788	315,272
Brown & Brown, Inc.	36,886	2,592,348
Cincinnati Financial Corp.	17,874	2,036,385
CNA Financial Corp.	3,327	146,654
Erie Indemnity Co. Class A	5,340	1,028,804
Everest Re Group, Ltd.	6,372	1,745,418
Fidelity National Financial, Inc.	40,468	2,111,620
First American Financial Corp.	22,790	1,782,862
Globe Life, Inc.	18,750	1,757,250
Hanover Insurance Group, Inc.	10,174	1,333,404
Hartford Financial Services Group, Inc.	19,761	1,364,300
Kemper Corp.	12,873	756,804
Markel Corp. (a)	1,569	1,936,146
Mercury General Corp.	7,572	401,770
Old Republic International Corp.	58,634	1,441,224
Primerica, Inc.	5,242	803,441
Principal Financial Group, Inc.	12,330	891,829
Progressive Corp.	60,677	6,228,494
Reinsurance Group of America, Inc.	4,834	529,275
RenaissanceRe Holdings, Ltd.	11,604	1,964,905
Travelers Cos., Inc.	16,083	2,515,864
Unum Group	7,045	173,096
White Mountains Insurance Group, Ltd.	879	891,218
Willis Towers Watson PLC	6,551	1,555,797
WR Berkley Corp.	19,763	1,628,274
		54,100,855
INTERNET & DIRECT MARKETING RETAIL — 0.6%
eBay, Inc.	58,480	3,888,920
Security Description	Shares	Value
IT SERVICES — 6.0%
Akamai Technologies, Inc. (a)	25,549	$ 2,990,255
Amdocs, Ltd.	37,196	2,783,749
Broadridge Financial Solutions, Inc.	16,953	3,099,347
Cognizant Technology Solutions Corp. Class A	98,832	8,768,375
Concentrix Corp.	3,317	592,483
EPAM Systems, Inc. (a)	4,851	3,242,651
FleetCor Technologies, Inc. (a)	3,465	775,606
Gartner, Inc. (a)	7,532	2,518,098
Genpact, Ltd.	29,534	1,567,665
Jack Henry & Associates, Inc.	14,774	2,467,110
Paychex, Inc.	24,125	3,293,062
Paysafe, Ltd. (a)	11,160	43,636
VeriSign, Inc. (a)	17,040	4,325,093
Western Union Co.	79,453	1,417,441
		37,884,571
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	7,226	727,875
Hayward Holdings, Inc. (a)	1,484	38,925
Polaris, Inc.	4,469	491,188
		1,257,988
LIFE SCIENCES TOOLS & SERVICES — 2.4%
Bio-Rad Laboratories, Inc. Class A (a)	4,570	3,452,955
Bio-Techne Corp.	1,922	994,327
Bruker Corp.	5,949	499,181
Maravai LifeSciences Holdings, Inc. Class A (a)	5,380	225,422
Mettler-Toledo International, Inc. (a)	1,315	2,231,831
PerkinElmer, Inc.	12,780	2,569,547
QIAGEN NV (a)	20,864	1,159,621
Waters Corp. (a)	4,744	1,767,614
West Pharmaceutical Services, Inc.	4,482	2,102,103
		15,002,601
MACHINERY — 4.1%
AGCO Corp.	7,275	844,045
Allison Transmission Holdings, Inc.	17,989	653,900
Crane Co.	3,761	382,606
Cummins, Inc.	10,509	2,292,433
Donaldson Co., Inc.	20,599	1,220,697
Dover Corp.	8,513	1,545,961
Flowserve Corp.	5,030	153,918
Fortive Corp.	19,074	1,455,155
Graco, Inc.	24,034	1,937,621
IDEX Corp.	6,730	1,590,434
ITT, Inc.	8,221	840,104
Lincoln Electric Holdings, Inc.	8,340	1,163,180
Nordson Corp.	4,003	1,021,846
Oshkosh Corp.	2,647	298,343
Otis Worldwide Corp.	25,414	2,212,797
PACCAR, Inc.	13,400	1,182,684
Pentair PLC	19,867	1,450,887
Snap-on, Inc.	9,627	2,073,463

See accompanying notes to financial statements.
28

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Timken Co.	2,754	$ 190,825
Toro Co.	18,492	1,847,536
Woodward, Inc.	2,289	250,554
Xylem, Inc.	9,204	1,103,744
		25,712,733
MEDIA — 1.4%
Altice USA, Inc. Class A (a)	14,425	233,397
Cable One, Inc.	401	707,143
Discovery, Inc. Class C (a)	11,548	264,449
DISH Network Corp. Class A (a)	13,882	450,332
Interpublic Group of Cos., Inc.	61,246	2,293,663
Liberty Media Corp.-Liberty SiriusXM Class A (a)	4,563	232,029
Liberty Media Corp.-Liberty SiriusXM Class C (a)	10,765	547,400
New York Times Co. Class A	17,758	857,711
News Corp. Class A	14,893	332,263
News Corp. Class B	4,520	101,700
Nexstar Media Group, Inc. Class A	2,112	318,870
Omnicom Group, Inc.	30,194	2,212,314
Sirius XM Holdings, Inc. (c)	68,532	435,178
		8,986,449
METALS & MINING — 0.6%
Nucor Corp.	11,577	1,321,515
Reliance Steel & Aluminum Co.	12,668	2,055,003
Royal Gold, Inc.	4,120	433,465
		3,809,983
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.1%
AGNC Investment Corp. REIT	19,922	299,627
Starwood Property Trust, Inc. REIT	18,685	454,045
		753,672
MULTI-UTILITIES — 2.8%
Ameren Corp.	22,634	2,014,652
CenterPoint Energy, Inc.	22,813	636,711
CMS Energy Corp.	26,198	1,704,180
Consolidated Edison, Inc.	25,344	2,162,350
DTE Energy Co.	17,448	2,085,734
MDU Resources Group, Inc.	36,623	1,129,453
NiSource, Inc.	47,303	1,306,036
Public Service Enterprise Group, Inc.	37,397	2,495,502
Sempra Energy	15,119	1,999,941
WEC Energy Group, Inc.	19,227	1,866,365
		17,400,924
MULTILINE RETAIL — 1.8%
Dollar General Corp.	25,649	6,048,804
Dollar Tree, Inc. (a)	37,529	5,273,575
Ollie's Bargain Outlet Holdings, Inc. (a) (c)	4,424	226,464
		11,548,843
OIL, GAS & CONSUMABLE FUELS — 0.2%
Coterra Energy, Inc.	57,092	1,084,748
Security Description	Shares	Value
DTE Midstream LLC (a)	8,633	$ 414,211
		1,498,959
PAPER & FOREST PRODUCTS — 0.1%
Louisiana-Pacific Corp.	6,108	478,562
Sylvamo Corp. (a)	3,328	92,818
		571,380
PERSONAL PRODUCTS — 0.1%
Herbalife Nutrition, Ltd. (a)	19,643	803,988
PHARMACEUTICALS — 0.4%
Jazz Pharmaceuticals PLC (a)	7,443	948,238
Organon & Co.	48,154	1,466,289
Perrigo Co. PLC	9,904	385,266
		2,799,793
PROFESSIONAL SERVICES — 2.7%
Booz Allen Hamilton Holding Corp.	24,456	2,073,624
CACI International, Inc. Class A (a)	6,705	1,805,053
FTI Consulting, Inc. (a)	9,729	1,492,623
Jacobs Engineering Group, Inc.	16,614	2,313,167
Leidos Holdings, Inc.	21,476	1,909,216
ManpowerGroup, Inc.	10,774	1,048,633
Nielsen Holdings PLC	20,752	425,624
Robert Half International, Inc.	16,221	1,808,966
Science Applications International Corp.	10,945	914,893
TransUnion	7,164	849,507
Verisk Analytics, Inc.	9,223	2,109,577
		16,750,883
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
CBRE Group, Inc. Class A (a)	15,091	1,637,525
Jones Lang LaSalle, Inc. (a)	4,145	1,116,414
		2,753,939
ROAD & RAIL — 1.9%
AMERCO	2,219	1,611,504
JB Hunt Transport Services, Inc.	15,438	3,155,527
Knight-Swift Transportation Holdings, Inc.	42,707	2,602,565
Landstar System, Inc.	9,886	1,769,792
Old Dominion Freight Line, Inc.	4,970	1,781,149
Ryder System, Inc.	4,839	398,879
Schneider National, Inc. Class B	14,772	397,514
		11,716,930
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
Allegro MicroSystems, Inc. (a)	5,580	201,884
Cirrus Logic, Inc. (a)	14,970	1,377,540
MKS Instruments, Inc.	2,012	350,430
Monolithic Power Systems, Inc.	4,550	2,244,652
Qorvo, Inc. (a)	12,082	1,889,504
Skyworks Solutions, Inc.	12,216	1,895,190
Teradyne, Inc.	12,110	1,980,348
		9,939,548

See accompanying notes to financial statements.
29

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
SOFTWARE — 4.0%
Aspen Technology, Inc. (a)	12,328	$ 1,876,322
Cadence Design Systems, Inc. (a)	21,545	4,014,911
CDK Global, Inc.	25,974	1,084,155
Citrix Systems, Inc.	35,559	3,363,526
Datto Holding Corp. (a) (c)	1,784	47,008
Dolby Laboratories, Inc. Class A	18,528	1,764,236
Fair Isaac Corp. (a)	1,319	572,011
NortonLifeLock, Inc.	40,708	1,057,594
SS&C Technologies Holdings, Inc.	19,397	1,590,166
Synopsys, Inc. (a)	12,328	4,542,868
Tyler Technologies, Inc. (a)	6,909	3,716,696
VMware, Inc. Class A	13,913	1,612,238
		25,241,731
SPECIALTY RETAIL — 3.0%
Advance Auto Parts, Inc.	12,042	2,888,635
AutoNation, Inc. (a)	3,185	372,167
AutoZone, Inc. (a)	1,793	3,758,827
Best Buy Co., Inc.	20,933	2,126,793
Foot Locker, Inc.	4,199	183,203
O'Reilly Automotive, Inc. (a)	6,618	4,673,830
Penske Automotive Group, Inc.	1,256	134,668
Petco Health & Wellness Co., Inc. (a) (c)	3,168	62,695
Tractor Supply Co.	18,248	4,353,973
		18,554,791
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.9%
Hewlett Packard Enterprise Co.	127,584	2,012,000
HP, Inc.	175,875	6,625,211
NetApp, Inc.	32,945	3,030,611
		11,667,822
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Carter's, Inc.	8,478	858,143
Columbia Sportswear Co.	6,587	641,837
		1,499,980
THRIFTS & MORTGAGE FINANCE — 0.1%
MGIC Investment Corp.	19,223	277,196
New York Community Bancorp, Inc.	39,854	486,617
TFS Financial Corp.	2,112	37,741
		801,554
TRADING COMPANIES & DISTRIBUTORS — 1.4%
Fastenal Co.	43,442	2,782,894
Security Description	Shares	Value
MSC Industrial Direct Co., Inc. Class A	13,028	$ 1,095,134
SiteOne Landscape Supply, Inc. (a)	1,584	383,772
W.W. Grainger, Inc.	3,896	2,019,063
Watsco, Inc.	8,972	2,807,159
		9,088,022
WATER UTILITIES — 0.3%
American Water Works Co., Inc.	8,299	1,567,349
Essential Utilities, Inc.	8,775	471,130
		2,038,479
TOTAL COMMON STOCKS (Cost $471,747,449)		627,534,140
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (d) (e)	515,784	515,836
State Street Navigator Securities Lending Portfolio II (f) (g)	123,346	123,346
TOTAL SHORT-TERM INVESTMENTS (Cost $639,182)		639,182
TOTAL INVESTMENTS — 99.9% (Cost $472,386,631)		628,173,322
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		595,911
NET ASSETS — 100.0%		$ 628,769,233
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at December 31, 2021.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At December 31, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	4	03/18/2022	$933,384	$951,700	$18,316
See accompanying notes to financial statements.
30

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

During the period ended December 31, 2021, average notional value related to futures contracts was $832,535.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$627,534,140	$—	$—	$627,534,140
Short-Term Investments	639,182	—	—	639,182
TOTAL INVESTMENTS	$628,173,322	$—	$—	$628,173,322
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	18,316	—	—	18,316
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 18,316	$—	$—	$ 18,316
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	312,600	$ 312,694	$ 8,462,546	$ 8,259,351	$(53)	$—	515,784	$515,836	$ 132
State Street Navigator Securities Lending Portfolio II	788,589	788,589	13,697,403	14,362,646	—	—	123,346	123,346	13,917
Total		$1,101,283	$22,159,949	$22,621,997	$(53)	$—		$639,182	$14,049
See accompanying notes to financial statements.
31

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.5%
AAR Corp. (a)	336	$ 13,114
Aerojet Rocketdyne Holdings, Inc.	332	15,524
AeroVironment, Inc. (a)	8	496
Axon Enterprise, Inc. (a)	36	5,652
Boeing Co. (a)	1,930	388,548
Curtiss-Wright Corp.	278	38,550
General Dynamics Corp.	2,557	533,058
Hexcel Corp. (a)	496	25,693
Howmet Aerospace, Inc.	1,678	53,411
Huntington Ingalls Industries, Inc.	446	83,286
Kaman Corp.	176	7,594
L3Harris Technologies, Inc.	771	164,408
Lockheed Martin Corp.	1,899	674,924
Mercury Systems, Inc. (a)	167	9,195
Moog, Inc. Class A	337	27,287
National Presto Industries, Inc.	8	656
Northrop Grumman Corp.	1,150	445,130
Park Aerospace Corp.	167	2,204
Raytheon Technologies Corp.	9,748	838,913
Textron, Inc.	1,715	132,398
TransDigm Group, Inc. (a)	53	33,723
Triumph Group, Inc. (a)	584	10,822
		3,504,586
AIR FREIGHT & LOGISTICS — 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	724	68,143
C.H. Robinson Worldwide, Inc.	1,056	113,657
Expeditors International of Washington, Inc.	636	85,409
FedEx Corp.	1,899	491,157
Forward Air Corp.	168	20,343
GXO Logistics, Inc. (a)	732	66,488
Hub Group, Inc. Class A (a)	467	39,340
United Parcel Service, Inc. Class B	4,527	970,317
		1,854,854
AIRLINES — 0.5%
Alaska Air Group, Inc. (a)	938	48,870
Allegiant Travel Co. (a)	40	7,482
American Airlines Group, Inc. (a)	7,011	125,917
Delta Air Lines, Inc. (a)	8,333	325,654
Hawaiian Holdings, Inc. (a)	1,399	25,700
JetBlue Airways Corp. (a)	3,477	49,512
SkyWest, Inc. (a)	1,256	49,361
Southwest Airlines Co. (a)	2,678	114,725
United Airlines Holdings, Inc. (a)	8,286	362,761
		1,109,982
AUTO COMPONENTS — 0.4%
Adient PLC (a)	2,398	114,816
American Axle & Manufacturing Holdings, Inc. (a)	3,018	28,158
Aptiv PLC (a)	874	144,166
BorgWarner, Inc.	2,097	94,512
Security Description	Shares	Value
Cooper-Standard Holdings, Inc. (a)	500	$ 11,205
Dana, Inc.	1,867	42,605
Dorman Products, Inc. (a)	168	18,986
Fox Factory Holding Corp. (a)	112	19,051
Gentex Corp.	1,066	37,150
Gentherm, Inc. (a)	145	12,601
Goodyear Tire & Rubber Co. (a)	7,075	150,839
LCI Industries	172	26,810
Lear Corp.	794	145,262
Patrick Industries, Inc.	180	14,524
Standard Motor Products, Inc.	170	8,906
Visteon Corp. (a)	120	13,337
		882,928
AUTOMOBILES — 2.2%
Ford Motor Co.	100,371	2,084,706
General Motors Co. (a)	37,124	2,176,580
Harley-Davidson, Inc.	1,679	63,281
Tesla, Inc. (a)	733	774,620
Thor Industries, Inc.	434	45,036
Winnebago Industries, Inc.	259	19,404
		5,163,627
BANKS — 7.6%
Ameris Bancorp	543	26,976
Associated Banc-Corp.	3,897	88,033
Banc of California, Inc.	586	11,497
BancFirst Corp.	263	18,557
Bank of America Corp.	94,799	4,217,608
Bank of Hawaii Corp.	317	26,552
Bank OZK	1,057	49,182
BankUnited, Inc.	1,212	51,280
Banner Corp.	408	24,753
Berkshire Hills Bancorp, Inc.	647	18,394
Brookline Bancorp, Inc.	719	11,641
Cadence Bank	2,127	63,363
Cathay General Bancorp	801	34,435
Central Pacific Financial Corp.	339	9,550
CIT Group, Inc.	1,077	55,293
Citigroup, Inc.	26,118	1,577,266
Citizens Financial Group, Inc.	5,569	263,135
City Holding Co.	166	13,577
Columbia Banking System, Inc.	726	23,755
Comerica, Inc.	1,818	158,166
Commerce Bancshares, Inc.	594	40,832
Community Bank System, Inc.	332	24,727
Cullen/Frost Bankers, Inc.	479	60,388
Customers Bancorp, Inc. (a)	393	25,690
CVB Financial Corp.	1,098	23,508
Dime Community Bancshares, Inc.	308	10,829
Eagle Bancorp, Inc.	177	10,326
East West Bancorp, Inc.	884	69,553
FB Financial Corp.	206	9,027
Fifth Third Bancorp	6,208	270,358
First BanCorp	1,925	26,526
First BanCorp	265	12,116

See accompanying notes to financial statements.
32

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
First Commonwealth Financial Corp.	720	$ 11,585
First Financial Bancorp	886	21,601
First Financial Bankshares, Inc.	346	17,591
First Hawaiian, Inc.	1,415	38,672
First Horizon Corp.	3,923	64,063
First Midwest Bancorp, Inc.	1,354	27,730
First Republic Bank	611	126,178
FNB Corp.	4,585	55,616
Fulton Financial Corp.	1,959	33,303
Glacier Bancorp, Inc.	502	28,463
Great Western Bancorp, Inc.	561	19,052
Hancock Whitney Corp.	939	46,969
Hanmi Financial Corp.	557	13,190
Heritage Financial Corp.	505	12,342
Hilltop Holdings, Inc.	867	30,466
Home BancShares, Inc.	1,400	34,090
HomeStreet, Inc.	178	9,256
Hope Bancorp, Inc.	2,093	30,788
Huntington Bancshares, Inc.	15,975	246,334
Independent Bank Corp.	336	27,394
Independent Bank Group, Inc.	288	20,779
International Bancshares Corp.	505	21,407
Investors Bancorp, Inc.	2,458	37,239
JPMorgan Chase & Co.	18,349	2,905,564
KeyCorp.	12,632	292,178
M&T Bank Corp.	1,408	216,241
Meta Financial Group, Inc.	505	30,128
National Bank Holdings Corp. Class A	289	12,699
NBT Bancorp, Inc.	344	13,251
OFG Bancorp	504	13,386
Old National Bancorp	1,941	35,171
Pacific Premier Bancorp, Inc.	601	24,058
PacWest Bancorp	1,522	68,749
Park National Corp.	133	18,262
People's United Financial, Inc.	4,415	78,675
Pinnacle Financial Partners, Inc.	464	44,312
PNC Financial Services Group, Inc.	3,742	750,346
Preferred Bank	134	9,620
Prosperity Bancshares, Inc.	732	52,924
Regions Financial Corp.	12,555	273,699
Renasant Corp.	479	18,178
S&T Bancorp, Inc.	177	5,579
Seacoast Banking Corp. of Florida	345	12,210
ServisFirst Bancshares, Inc.	177	15,034
Signature Bank	264	85,396
Simmons First National Corp. Class A	1,222	36,147
Southside Bancshares, Inc.	177	7,402
Sterling Bancorp	2,125	54,804
SVB Financial Group (a)	180	122,083
Synovus Financial Corp.	1,114	53,327
Texas Capital Bancshares, Inc. (a)	1,259	75,855
Tompkins Financial Corp.	133	11,116
Triumph Bancorp, Inc. (a)	115	13,694
Security Description	Shares	Value
Truist Financial Corp.	10,313	$ 603,826
Trustmark Corp.	563	18,275
UMB Financial Corp.	355	37,669
Umpqua Holdings Corp.	2,423	46,619
United Bankshares, Inc.	1,011	36,679
United Community Banks, Inc.	731	26,272
US Bancorp	14,862	834,799
Valley National Bancorp	4,438	61,022
Veritex Holdings, Inc.	334	13,287
Webster Financial Corp.	778	43,444
Wells Fargo & Co.	52,483	2,518,134
Westamerica BanCorp	163	9,410
Wintrust Financial Corp.	483	43,866
Zions Bancorp NA	1,809	114,256
		18,058,647
BEVERAGES — 1.2%
Boston Beer Co., Inc. Class A (a)	19	9,597
Brown-Forman Corp. Class B	1,264	92,095
Coca-Cola Co.	17,623	1,043,458
Coca-Cola Consolidated, Inc.	128	79,256
Constellation Brands, Inc. Class A	763	191,490
Molson Coors Beverage Co. Class B	4,750	220,162
Monster Beverage Corp. (a)	1,264	121,395
National Beverage Corp.	304	13,780
PepsiCo, Inc.	6,005	1,043,129
		2,814,362
BIOTECHNOLOGY — 1.4%
AbbVie, Inc.	8,022	1,086,179
Amgen, Inc.	2,592	583,122
Arrowhead Pharmaceuticals, Inc. (a)	171	11,337
Biogen, Inc. (a)	1,317	315,975
Coherus Biosciences, Inc. (a)	652	10,406
Emergent BioSolutions, Inc. (a)	174	7,564
Enanta Pharmaceuticals, Inc. (a)	138	10,320
Exelixis, Inc. (a)	1,404	25,665
Gilead Sciences, Inc.	9,604	697,346
Incyte Corp. (a)	344	25,250
Ligand Pharmaceuticals, Inc. (a)	51	7,877
Myriad Genetics, Inc. (a)	501	13,828
Neurocrine Biosciences, Inc. (a)	191	16,267
Regeneron Pharmaceuticals, Inc. (a)	468	295,551
Spectrum Pharmaceuticals, Inc. (a)	165	210
United Therapeutics Corp. (a)	310	66,985
Vanda Pharmaceuticals, Inc. (a)	500	7,845
Vericel Corp. (a)	602	23,659
Vertex Pharmaceuticals, Inc. (a)	907	199,177
		3,404,563
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	601	51,596
AAON, Inc.	161	12,788
Allegion PLC	279	36,951

See accompanying notes to financial statements.
33

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
American Woodmark Corp. (a)	171	$ 11,149
Apogee Enterprises, Inc.	333	16,034
Builders FirstSource, Inc. (a)	923	79,110
Carlisle Cos., Inc.	320	79,398
Carrier Global Corp.	2,800	151,872
Fortune Brands Home & Security, Inc.	600	64,140
Gibraltar Industries, Inc. (a)	177	11,802
Griffon Corp.	724	20,620
Johnson Controls International PLC	5,497	446,961
Lennox International, Inc.	135	43,789
Masco Corp.	1,228	86,230
Owens Corning	745	67,422
PGT Innovations, Inc. (a)	564	12,684
Quanex Building Products Corp.	338	8,376
Resideo Technologies, Inc. (a)	1,085	28,243
Simpson Manufacturing Co., Inc.	170	23,642
Trane Technologies PLC	904	182,635
Trex Co., Inc. (a)	161	21,740
UFP Industries, Inc.	515	47,385
		1,504,567
CAPITAL MARKETS — 3.5%
Affiliated Managers Group, Inc.	319	52,479
Ameriprise Financial, Inc.	998	301,057
Bank of New York Mellon Corp.	10,001	580,858
BlackRock, Inc.	621	568,563
Blucora, Inc. (a)	335	5,802
Brightsphere Investment Group, Inc.	710	18,176
Cboe Global Markets, Inc.	643	83,847
Charles Schwab Corp.	6,822	573,730
CME Group, Inc.	1,632	372,847
Donnelley Financial Solutions, Inc. (a)	273	12,869
Evercore, Inc. Class A	316	42,929
FactSet Research Systems, Inc.	115	55,891
Federated Hermes, Inc.	895	33,634
Franklin Resources, Inc.	7,237	242,367
Goldman Sachs Group, Inc.	2,987	1,142,677
Greenhill & Co., Inc.	341	6,114
Interactive Brokers Group, Inc. Class A	2,223	176,551
Intercontinental Exchange, Inc.	1,795	245,502
Invesco, Ltd.	4,466	102,807
Janus Henderson Group PLC	2,242	94,029
Jefferies Financial Group, Inc.	5,141	199,471
MarketAxess Holdings, Inc.	39	16,039
Moody's Corp.	365	142,562
Morgan Stanley	15,904	1,561,137
MSCI, Inc.	71	43,501
Nasdaq, Inc.	725	152,257
Northern Trust Corp.	1,571	187,907
Piper Sandler Cos.	165	29,454
Raymond James Financial, Inc.	2,025	203,310
S&P Global, Inc.	331	156,209
SEI Investments Co.	741	45,157
Security Description	Shares	Value
State Street Corp. (b)	4,776	$ 444,168
Stifel Financial Corp.	914	64,364
StoneX Group, Inc. (a)	501	30,686
T Rowe Price Group, Inc.	959	188,578
Virtus Investment Partners, Inc.	30	8,913
WisdomTree Investments, Inc.	475	2,907
		8,189,349
CHEMICALS — 2.0%
AdvanSix, Inc.	726	34,304
Air Products & Chemicals, Inc.	859	261,359
Albemarle Corp.	422	98,651
American Vanguard Corp.	169	2,770
Ashland Global Holdings, Inc.	475	51,138
Avient Corp.	718	40,172
Balchem Corp.	85	14,331
Cabot Corp.	482	27,088
Celanese Corp.	790	132,767
CF Industries Holdings, Inc.	1,852	131,085
Chemours Co.	2,146	72,020
Corteva, Inc.	4,571	216,117
Dow, Inc.	5,723	324,609
DuPont de Nemours, Inc.	6,845	552,939
Eastman Chemical Co.	1,194	144,367
Ecolab, Inc.	722	169,374
Ferro Corp. (a)	508	11,090
FMC Corp.	478	52,527
FutureFuel Corp.	725	5,539
GCP Applied Technologies, Inc. (a)	558	17,666
Hawkins, Inc.	328	12,940
HB Fuller Co.	504	40,824
Ingevity Corp. (a)	333	23,876
Innospec, Inc.	165	14,906
International Flavors & Fragrances, Inc.	338	50,920
Koppers Holdings, Inc. (a)	341	10,673
Kraton Corp. (a)	902	41,781
Linde PLC	1,821	630,849
Livent Corp. (a)	428	10,435
LyondellBasell Industries NV Class A	6,717	619,509
Minerals Technologies, Inc.	273	19,970
Mosaic Co.	4,086	160,539
NewMarket Corp.	103	35,300
Olin Corp.	1,235	71,037
PPG Industries, Inc.	1,034	178,303
Quaker Chemical Corp.	21	4,846
Rayonier Advanced Materials, Inc. (a)	1,402	8,005
RPM International, Inc.	557	56,257
Scotts Miracle-Gro Co.	145	23,345
Sensient Technologies Corp.	262	26,216
Sherwin-Williams Co.	709	249,681
Stepan Co.	171	21,254
Tredegar Corp.	506	5,981
Trinseo PLC	433	22,715

See accompanying notes to financial statements.
34

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Valvoline, Inc.	732	$ 27,296
		4,727,371
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	744	30,392
Brady Corp. Class A	335	18,057
Brink's Co.	171	11,213
Cintas Corp.	279	123,644
Clean Harbors, Inc. (a)	331	33,024
Copart, Inc. (a)	589	89,304
CoreCivic, Inc. REIT (a)	3,343	33,330
Deluxe Corp.	563	18,078
Harsco Corp. (a)	1,358	22,692
Healthcare Services Group, Inc.	583	10,372
HNI Corp.	563	23,674
IAA, Inc. (a)	405	20,501
Interface, Inc.	1,786	28,487
KAR Auction Services, Inc. (a)	3,304	51,609
Matthews International Corp. Class A	345	12,651
MillerKnoll, Inc.	644	25,238
MSA Safety, Inc.	123	18,568
Pitney Bowes, Inc.	2,266	15,024
Republic Services, Inc.	1,831	255,333
Rollins, Inc.	726	24,836
Stericycle, Inc. (a)	502	29,939
Tetra Tech, Inc.	173	29,375
UniFirst Corp.	138	29,035
US Ecology, Inc. (a)	332	10,604
Viad Corp. (a)	167	7,146
Waste Management, Inc.	1,675	279,558
		1,251,684
COMMUNICATIONS EQUIPMENT — 1.0%
ADTRAN, Inc.	346	7,899
Arista Networks, Inc. (a)	866	124,488
Ciena Corp. (a)	717	55,187
Cisco Systems, Inc.	26,187	1,659,470
Comtech Telecommunications Corp.	175	4,146
Digi International, Inc. (a)	177	4,349
Extreme Networks, Inc. (a)	1,089	17,097
F5, Inc. (a)	255	62,401
Harmonic, Inc. (a)	732	8,608
Juniper Networks, Inc.	2,862	102,202
Lumentum Holdings, Inc. (a)	309	32,683
Motorola Solutions, Inc.	471	127,971
NETGEAR, Inc. (a)	177	5,170
NetScout Systems, Inc. (a)	499	16,507
Plantronics, Inc. (a)	254	7,452
Viasat, Inc. (a)	563	25,076
Viavi Solutions, Inc. (a)	901	15,876
		2,276,582
CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	1,265	97,848
Arcosa, Inc.	335	17,655
Security Description	Shares	Value
Comfort Systems USA, Inc.	280	$ 27,703
Dycom Industries, Inc. (a)	256	24,003
EMCOR Group, Inc.	475	60,510
Fluor Corp. (a)	3,712	91,946
Granite Construction, Inc.	503	19,466
MasTec, Inc. (a)	616	56,844
MYR Group, Inc. (a)	174	19,236
Quanta Services, Inc.	870	99,754
Valmont Industries, Inc.	110	27,555
		542,520
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	167	27,799
Martin Marietta Materials, Inc.	223	98,236
Vulcan Materials Co.	460	95,487
		221,522
CONSUMER FINANCE — 1.5%
American Express Co.	4,457	729,165
Capital One Financial Corp.	10,883	1,579,015
Discover Financial Services	2,618	302,536
Encore Capital Group, Inc. (a) (c)	783	48,632
Enova International, Inc. (a)	900	36,864
EZCORP, Inc. Class A (a)	1,790	13,192
FirstCash Holdings, Inc.	341	25,510
Green Dot Corp. Class A (a)	504	18,265
LendingTree, Inc. (a)	4	490
Navient Corp.	4,266	90,525
PRA Group, Inc. (a)	502	25,206
Prog Holdings, Inc.	407	18,360
SLM Corp.	2,159	42,468
Synchrony Financial	13,993	649,135
World Acceptance Corp. (a)	103	25,279
		3,604,642
CONTAINERS & PACKAGING — 0.5%
Amcor PLC	11,964	143,688
AptarGroup, Inc.	172	21,067
Avery Dennison Corp.	340	73,634
Ball Corp.	1,165	112,155
Greif, Inc. Class A	725	43,768
International Paper Co.	5,139	241,430
Myers Industries, Inc.	335	6,703
O-I Glass, Inc. (a)	3,977	47,843
Packaging Corp. of America	722	98,300
Sealed Air Corp.	1,071	72,260
Silgan Holdings, Inc.	1,066	45,667
Sonoco Products Co.	877	50,770
Westrock Co.	6,679	296,281
		1,253,566
DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,092	153,098
LKQ Corp.	2,432	145,993
Pool Corp.	60	33,960
		333,051

See accompanying notes to financial statements.
35

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	346	$ 10,228
American Public Education, Inc. (a)	164	3,649
Graham Holdings Co. Class B	105	66,132
Grand Canyon Education, Inc. (a)	174	14,914
H&R Block, Inc.	2,404	56,638
Perdoceo Education Corp. (a)	558	6,562
Regis Corp. (a) (c)	10	17
Service Corp. International	1,035	73,475
Strategic Education, Inc.	176	10,180
WW International, Inc. (a) (c)	556	8,968
		250,763
DIVERSIFIED FINANCIAL SERVICES — 2.6%
Berkshire Hathaway, Inc. Class B (a)	20,290	6,066,710
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.2%
AT&T, Inc.	182,593	4,491,788
ATN International, Inc.	166	6,632
Cogent Communications Holdings, Inc.	183	13,392
Consolidated Communications Holdings, Inc. (a)	2,126	15,902
Iridium Communications, Inc. (a)	558	23,040
Lumen Technologies, Inc.	23,562	295,703
Verizon Communications, Inc.	54,496	2,831,612
		7,678,069
ELECTRIC UTILITIES — 2.2%
ALLETE, Inc.	582	38,616
Alliant Energy Corp.	1,532	94,172
American Electric Power Co., Inc.	4,353	387,286
Duke Energy Corp.	5,894	618,281
Edison International	3,318	226,453
Entergy Corp.	2,185	246,140
Evergy, Inc.	1,977	135,642
Eversource Energy	2,420	220,172
Exelon Corp.	12,742	735,978
FirstEnergy Corp.	4,727	196,596
Hawaiian Electric Industries, Inc.	939	38,969
IDACORP, Inc.	331	37,506
NextEra Energy, Inc.	7,412	691,984
NRG Energy, Inc.	3,252	140,096
OGE Energy Corp.	2,118	81,289
Pinnacle West Capital Corp.	1,230	86,826
PNM Resources, Inc.	709	32,337
PPL Corp.	10,028	301,442
Southern Co.	9,228	632,856
Xcel Energy, Inc.	3,789	256,515
		5,199,156
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	200	42,344
AMETEK, Inc.	652	95,870
AZZ, Inc.	172	9,510
Eaton Corp. PLC	2,443	422,199
Emerson Electric Co.	2,709	251,856
Security Description	Shares	Value
Encore Wire Corp.	165	$ 23,612
EnerSys	337	26,643
Generac Holdings, Inc. (a)	112	39,415
Hubbell, Inc.	263	54,775
nVent Electric PLC	1,194	45,372
Powell Industries, Inc.	174	5,131
Regal Rexnord Corp.	477	81,176
Rockwell Automation, Inc.	337	117,562
Sunrun, Inc. (a) (c)	339	11,628
Vicor Corp. (a)	6	762
		1,227,855
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Advanced Energy Industries, Inc.	174	15,845
Amphenol Corp. Class A	1,790	156,553
Arrow Electronics, Inc. (a)	1,781	239,135
Avnet, Inc.	2,540	104,724
Badger Meter, Inc.	8	853
Belden, Inc.	336	22,085
Benchmark Electronics, Inc.	918	24,878
CDW Corp.	607	124,302
Cognex Corp.	176	13,686
Coherent, Inc. (a)	106	28,253
Corning, Inc.	3,319	123,566
CTS Corp.	332	12,191
ePlus, Inc. (a)	316	17,026
Fabrinet (a)	168	19,903
FARO Technologies, Inc. (a)	8	560
II-VI, Inc. (a) (c)	501	34,233
Insight Enterprises, Inc. (a)	457	48,716
IPG Photonics Corp. (a)	169	29,092
Itron, Inc. (a)	171	11,717
Jabil, Inc.	3,705	260,647
Keysight Technologies, Inc. (a)	499	103,049
Knowles Corp. (a)	895	20,898
Littelfuse, Inc.	106	33,356
Methode Electronics, Inc.	341	16,767
National Instruments Corp.	714	31,180
OSI Systems, Inc. (a)	166	15,471
PC Connection, Inc.	335	14,449
Plexus Corp. (a)	175	16,781
Rogers Corp. (a)	48	13,104
Sanmina Corp. (a)	1,653	68,533
ScanSource, Inc. (a)	724	25,398
TD SYNNEX Corp.	1,051	120,192
TE Connectivity, Ltd.	1,407	227,005
Teledyne Technologies, Inc. (a)	161	70,339
Trimble, Inc. (a)	761	66,352
TTM Technologies, Inc. (a)	2,684	39,992
Vishay Intertechnology, Inc.	1,229	26,878
Vontier Corp.	714	21,941
Zebra Technologies Corp. Class A (a)	152	90,470
		2,310,120

See accompanying notes to financial statements.
36

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.5%
Archrock, Inc.	1,673	$ 12,514
Baker Hughes Co.	9,684	232,997
Bristow Group, Inc. (a)	715	22,644
ChampionX Corp. (a)	721	14,572
Core Laboratories NV	145	3,235
Dril-Quip, Inc. (a)	337	6,632
Halliburton Co.	7,747	177,174
Helix Energy Solutions Group, Inc. (a)	4,255	13,276
Helmerich & Payne, Inc.	2,733	64,772
Nabors Industries, Ltd. (a)	168	13,623
Nov, Inc.	9,848	133,441
Oceaneering International, Inc. (a)	1,318	14,907
Oil States International, Inc. (a)	897	4,458
Patterson-UTI Energy, Inc.	5,474	46,255
ProPetro Holding Corp. (a)	2,463	19,950
RPC, Inc. (a)	2,145	9,738
Schlumberger NV	12,183	364,881
US Silica Holdings, Inc. (a)	951	8,939
		1,164,008
ENTERTAINMENT — 0.7%
Activision Blizzard, Inc.	1,705	113,434
Cinemark Holdings, Inc. (a) (c)	1,194	19,247
Electronic Arts, Inc.	885	116,732
Live Nation Entertainment, Inc. (a)	486	58,169
Marcus Corp. (a) (c)	661	11,805
Netflix, Inc. (a)	638	384,357
Take-Two Interactive Software, Inc. (a)	329	58,470
Walt Disney Co. (a)	5,148	797,374
World Wrestling Entertainment, Inc. Class A (c)	186	9,177
		1,568,765
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.0%
Acadia Realty Trust REIT	506	11,046
Agree Realty Corp. REIT	165	11,774
Alexander & Baldwin, Inc. REIT (a)	624	15,656
Alexandria Real Estate Equities, Inc. REIT	611	136,229
American Assets Trust, Inc. REIT	511	19,178
American Campus Communities, Inc. REIT	1,056	60,498
American Tower Corp. REIT	1,011	295,717
Apartment Income REIT Corp.	1,250	68,337
Armada Hoffler Properties, Inc. REIT	503	7,656
AvalonBay Communities, Inc. REIT	875	221,016
Boston Properties, Inc. REIT	1,019	117,368
Brandywine Realty Trust REIT	2,242	30,088
Brixmor Property Group, Inc. REIT	2,586	65,710
Camden Property Trust REIT	444	79,334
CareTrust REIT, Inc.	499	11,392
Centerspace REIT	163	18,077
Chatham Lodging Trust REIT (a)	725	9,947
Security Description	Shares	Value
Corporate Office Properties Trust REIT	886	$ 24,781
Cousins Properties, Inc. REIT	1,113	44,832
Crown Castle International Corp. REIT	1,507	314,571
CyrusOne, Inc. REIT	455	40,823
DiamondRock Hospitality Co. REIT (a)	1,627	15,635
Digital Realty Trust, Inc. REIT	1,062	187,836
Diversified Healthcare Trust REIT	6,537	20,199
Douglas Emmett, Inc. REIT	1,247	41,774
Duke Realty Corp. REIT	1,566	102,792
Easterly Government Properties, Inc. REIT	502	11,506
EastGroup Properties, Inc. REIT	130	29,620
EPR Properties REIT	575	27,307
Equinix, Inc. REIT	202	170,860
Equity Residential REIT	2,419	218,919
Essential Properties Realty Trust, Inc. REIT	556	16,029
Essex Property Trust, Inc. REIT	302	106,373
Extra Space Storage, Inc. REIT	420	95,227
Federal Realty Investment Trust REIT	323	44,031
First Industrial Realty Trust, Inc. REIT	559	37,006
Four Corners Property Trust, Inc. REIT	342	10,058
Franklin Street Properties Corp. REIT	1,564	9,306
GEO Group, Inc. REIT (a) (c)	3,687	28,574
Getty Realty Corp. REIT	483	15,499
Global Net Lease, Inc. REIT	1,407	21,499
Healthcare Realty Trust, Inc. REIT	996	31,513
Healthpeak Properties, Inc. REIT	3,901	140,787
Hersha Hospitality Trust REIT (a)	1,055	9,674
Highwoods Properties, Inc. REIT	906	40,399
Host Hotels & Resorts, Inc. REIT (a)	6,174	107,366
Hudson Pacific Properties, Inc. REIT	1,332	32,914
Independence Realty Trust, Inc. REIT	647	16,712
Industrial Logistics Properties Trust REIT	720	18,036
Innovative Industrial Properties, Inc. REIT (c)	49	12,883
Iron Mountain, Inc. REIT	2,536	132,709
iStar, Inc. REIT (c)	888	22,937
JBG SMITH Properties REIT	866	24,863
Kilroy Realty Corp. REIT	794	52,769
Kimco Realty Corp. REIT	5,242	129,215
Kite Realty Group Trust REIT	1,771	38,572
Lamar Advertising Co. Class A REIT	410	49,733
Life Storage, Inc. REIT	315	48,252
LTC Properties, Inc. REIT	340	11,608

See accompanying notes to financial statements.
37

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
LXP Industrial Trust REIT	1,958	$ 30,584
Macerich Co. REIT	5,417	93,606
Medical Properties Trust, Inc. REIT	4,089	96,623
Mid-America Apartment Communities, Inc. REIT	558	128,028
National Retail Properties, Inc. REIT	1,228	59,030
National Storage Affiliates Trust REIT	343	23,736
NexPoint Residential Trust, Inc. REIT	177	14,838
Office Properties Income Trust REIT	1,221	30,330
Omega Healthcare Investors, Inc. REIT	2,006	59,358
Park Hotels & Resorts, Inc. REIT (a)	3,069	57,943
Pebblebrook Hotel Trust REIT	1,023	22,885
Physicians Realty Trust REIT	1,630	30,693
PotlatchDeltic Corp. REIT	503	30,291
Prologis, Inc. REIT	2,324	391,269
PS Business Parks, Inc. REIT	167	30,756
Public Storage REIT	690	258,446
Rayonier, Inc. REIT	729	29,422
Realty Income Corp. REIT	3,404	243,692
Regency Centers Corp. REIT	1,233	92,907
Retail Opportunity Investments Corp. REIT	1,232	24,147
Rexford Industrial Realty, Inc. REIT	351	28,470
RPT Realty REIT	724	9,687
Sabra Health Care REIT, Inc.	2,452	33,200
Safehold, Inc. REIT	106	8,464
Saul Centers, Inc. REIT	382	20,254
SBA Communications Corp. REIT	115	44,737
Service Properties Trust REIT	4,200	36,918
Simon Property Group, Inc. REIT	1,049	167,599
SITE Centers Corp. REIT	1,474	23,333
SL Green Realty Corp. REIT	741	53,130
Spirit Realty Capital, Inc. REIT	1,021	49,202
STORE Capital Corp. REIT	1,831	62,986
Summit Hotel Properties, Inc. REIT (a)	1,178	11,497
Tanger Factory Outlet Centers, Inc. REIT	1,106	21,324
UDR, Inc. REIT	1,179	70,728
Uniti Group, Inc. REIT	1,011	14,164
Universal Health Realty Income Trust REIT	8	476
Urban Edge Properties REIT	893	16,967
Urstadt Biddle Properties, Inc. Class A REIT	501	10,671
Ventas, Inc. REIT	3,439	175,802
Veris Residential, Inc. REIT (a)	887	16,303
Vornado Realty Trust REIT	3,967	166,059
Washington Real Estate Investment Trust	922	23,834
Welltower, Inc. REIT	3,092	265,201
Security Description	Shares	Value
Weyerhaeuser Co. REIT	4,587	$ 188,893
Whitestone REIT	1,235	12,511
Xenia Hotels & Resorts, Inc. REIT (a)	883	15,991
		7,032,007
FOOD & STAPLES RETAILING — 3.7%
Andersons, Inc.	726	28,104
BJ's Wholesale Club Holdings, Inc. (a)	1,203	80,565
Casey's General Stores, Inc.	252	49,732
Chefs' Warehouse, Inc. (a)	336	11,189
Costco Wholesale Corp.	2,004	1,137,671
Grocery Outlet Holding Corp. (a)	411	11,623
Kroger Co.	17,288	782,455
PriceSmart, Inc.	177	12,951
SpartanNash Co.	914	23,545
Sprouts Farmers Market, Inc. (a)	1,630	48,378
Sysco Corp.	3,919	307,837
United Natural Foods, Inc. (a)	1,620	79,510
Walmart, Inc.	36,406	5,267,584
Walgreens Boots Alliance, Inc.	18,371	958,231
		8,799,375
FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	7,286	492,461
B&G Foods, Inc.	726	22,310
Calavo Growers, Inc.	6	254
Cal-Maine Foods, Inc. (a)	345	12,762
Campbell Soup Co.	2,627	114,169
Conagra Brands, Inc.	3,756	128,267
Darling Ingredients, Inc. (a)	612	42,405
Flowers Foods, Inc.	1,804	49,556
Fresh Del Monte Produce, Inc.	896	24,730
General Mills, Inc.	4,687	315,810
Hain Celestial Group, Inc. (a)	558	23,776
Hershey Co.	905	175,090
Hormel Foods Corp.	3,069	149,798
Ingredion, Inc.	887	85,720
J&J Snack Foods Corp.	111	17,534
J.M. Smucker Co.	1,207	163,935
John B Sanfilippo & Son, Inc.	161	14,516
Kellogg Co.	2,775	178,765
Kraft Heinz Co.	18,074	648,857
Lamb Weston Holdings, Inc.	492	31,183
Lancaster Colony Corp.	130	21,528
McCormick & Co., Inc.	780	75,356
Mondelez International, Inc. Class A	8,678	575,438
Pilgrim's Pride Corp. (a)	1,238	34,912
Post Holdings, Inc. (a)	502	56,590
Sanderson Farms, Inc.	163	31,146
Seneca Foods Corp. Class A (a)	170	8,151
Simply Good Foods Co. (a)	396	16,462
Tootsie Roll Industries, Inc.	332	12,028
TreeHouse Foods, Inc. (a)	717	29,060

See accompanying notes to financial statements.
38

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Tyson Foods, Inc. Class A	7,460	$ 650,214
		4,202,783
GAS UTILITIES — 0.2%
Atmos Energy Corp.	959	100,474
Chesapeake Utilities Corp.	106	15,456
National Fuel Gas Co.	732	46,804
New Jersey Resources Corp.	862	35,394
Northwest Natural Holding Co.	175	8,536
ONE Gas, Inc.	502	38,950
South Jersey Industries, Inc.	1,330	34,740
Southwest Gas Holdings, Inc. (a)	751	52,607
Spire, Inc.	580	37,828
UGI Corp.	2,457	112,801
		483,590
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Abbott Laboratories	4,565	642,478
ABIOMED, Inc. (a)	71	25,501
Align Technology, Inc. (a)	190	124,864
Avanos Medical, Inc. (a)	329	11,406
Baxter International, Inc.	1,624	139,404
Becton Dickinson and Co.	918	230,859
Boston Scientific Corp. (a)	4,553	193,411
CONMED Corp.	44	6,237
Cooper Cos., Inc.	165	69,125
CryoLife, Inc. (a)	8	163
DENTSPLY SIRONA, Inc.	761	42,456
DexCom, Inc. (a)	90	48,325
Edwards Lifesciences Corp. (a)	1,381	178,909
Globus Medical, Inc. Class A (a)	330	23,826
Haemonetics Corp. (a)	168	8,911
Hologic, Inc. (a)	888	67,985
ICU Medical, Inc. (a)	106	25,158
IDEXX Laboratories, Inc. (a)	131	86,258
Integer Holdings Corp. (a)	176	15,064
Integra LifeSciences Holdings Corp. (a)	175	11,723
Intuitive Surgical, Inc. (a)	546	196,178
LivaNova PLC (a)	167	14,601
Masimo Corp. (a)	125	36,598
Medtronic PLC	5,795	599,493
Meridian Bioscience, Inc. (a)	138	2,815
Merit Medical Systems, Inc. (a)	169	10,529
Natus Medical, Inc. (a)	177	4,200
Neogen Corp. (a)	326	14,804
NuVasive, Inc. (a)	176	9,236
Penumbra, Inc. (a)	8	2,299
Quidel Corp. (a)	161	21,733
ResMed, Inc.	217	56,524
STERIS PLC	324	78,865
Stryker Corp.	961	256,991
Surmodics, Inc. (a)	5	241
Teleflex, Inc.	62	20,366
Varex Imaging Corp. (a)	174	5,490
Zimmer Biomet Holdings, Inc.	735	93,374
		3,376,400
Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 5.7%
Acadia Healthcare Co., Inc. (a)	621	$ 37,695
Addus HomeCare Corp. (a)	3	280
Amedisys, Inc. (a)	112	18,131
AmerisourceBergen Corp.	3,832	509,234
AMN Healthcare Services, Inc. (a)	290	35,476
Anthem, Inc.	2,132	988,267
Cardinal Health, Inc.	7,205	370,985
Centene Corp. (a)	7,589	625,334
Chemed Corp.	31	16,400
Cigna Corp.	4,363	1,001,876
Community Health Systems, Inc. (a)	3,072	40,888
CorVel Corp. (a)	80	16,640
Covetrus, Inc. (a)	719	14,358
Cross Country Healthcare, Inc. (a)	406	11,271
CVS Health Corp.	33,676	3,474,016
DaVita, Inc. (a)	1,704	193,847
Encompass Health Corp.	610	39,809
Ensign Group, Inc.	171	14,357
HCA Healthcare, Inc.	2,107	541,330
HealthEquity, Inc. (a)	169	7,477
Henry Schein, Inc. (a)	1,233	95,594
Humana, Inc.	1,001	464,324
Laboratory Corp. of America Holdings (a)	692	217,433
LHC Group, Inc. (a)	159	21,820
Magellan Health, Inc. (a)	593	56,329
McKesson Corp.	3,933	977,626
MEDNAX, Inc. (a)	1,100	29,931
ModivCare, Inc. (a)	107	15,867
Molina Healthcare, Inc. (a)	490	155,859
Owens & Minor, Inc.	944	41,064
Patterson Cos., Inc.	1,112	32,637
Pennant Group, Inc. (a)	161	3,716
Quest Diagnostics, Inc.	937	162,110
RadNet, Inc. (a)	352	10,599
Select Medical Holdings Corp.	1,394	40,984
Tenet Healthcare Corp. (a)	2,704	220,890
Tivity Health, Inc. (a)	482	12,744
UnitedHealth Group, Inc.	5,830	2,927,476
Universal Health Services, Inc. Class B	1,030	133,550
		13,578,224
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	1,401	25,849
Cerner Corp.	952	88,412
Computer Programs & Systems, Inc. (a)	8	235
NextGen Healthcare, Inc. (a)	332	5,906
Omnicell, Inc. (a)	114	20,570
		140,972
HOTELS, RESTAURANTS & LEISURE — 1.4%
BJ's Restaurants, Inc. (a)	116	4,008

See accompanying notes to financial statements.
39

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Bloomin' Brands, Inc. (a)	719	$ 15,085
Booking Holdings, Inc. (a)	118	283,109
Boyd Gaming Corp. (a)	333	21,835
Brinker International, Inc. (a)	287	10,501
Caesars Entertainment, Inc. (a)	299	27,966
Carnival Corp. (a) (c)	20,217	406,766
Cheesecake Factory, Inc. (a)	178	6,969
Chipotle Mexican Grill, Inc. (a)	37	64,685
Choice Hotels International, Inc.	168	26,206
Churchill Downs, Inc.	33	7,950
Chuy's Holdings, Inc. (a)	51	1,536
Cracker Barrel Old Country Store, Inc.	196	25,213
Darden Restaurants, Inc.	480	72,307
Dave & Buster's Entertainment, Inc. (a)	171	6,566
Dine Brands Global, Inc.	151	11,447
Domino's Pizza, Inc.	72	40,632
El Pollo Loco Holdings, Inc. (a)	562	7,975
Expedia Group, Inc. (a)	306	55,300
Fiesta Restaurant Group, Inc. (a)	896	9,865
Hilton Worldwide Holdings, Inc. (a)	415	64,736
Jack in the Box, Inc.	50	4,374
Las Vegas Sands Corp. (a)	4,552	171,337
Marriott International, Inc. Class A (a)	921	152,186
Marriott Vacations Worldwide Corp.	146	24,671
McDonald's Corp.	2,591	694,569
MGM Resorts International	3,157	141,686
Monarch Casino & Resort, Inc. (a)	163	12,054
Norwegian Cruise Line Holdings, Ltd. (a)	2,764	57,325
Papa John's International, Inc.	115	15,349
Penn National Gaming, Inc. (a)	472	24,473
Red Robin Gourmet Burgers, Inc. (a)	341	5,637
Royal Caribbean Cruises, Ltd. (a)	1,929	148,340
Ruth's Hospitality Group, Inc. (a)	142	2,826
Scientific Games Corp. Class A (a)	846	56,538
Shake Shack, Inc. Class A (a)	35	2,526
Six Flags Entertainment Corp. (a)	319	13,583
Starbucks Corp.	2,605	304,707
Texas Roadhouse, Inc.	303	27,052
Travel + Leisure Co.	606	33,494
Wendy's Co.	1,067	25,448
Wyndham Hotels & Resorts, Inc.	178	15,958
Wynn Resorts, Ltd. (a) (c)	346	29,424
Yum! Brands, Inc.	894	124,141
		3,258,355
HOUSEHOLD DURABLES — 0.8%
Cavco Industries, Inc. (a)	46	14,612
Century Communities, Inc.	446	36,478
D.R. Horton, Inc.	2,314	250,953
Ethan Allen Interiors, Inc.	341	8,965
Garmin, Ltd.	730	99,404
Helen of Troy, Ltd. (a)	123	30,070
Security Description	Shares	Value
Installed Building Products, Inc.	117	$ 16,347
iRobot Corp. (a)	163	10,739
KB Home	770	34,442
La-Z-Boy, Inc.	507	18,409
Leggett & Platt, Inc.	1,177	48,445
Lennar Corp. Class A	2,405	279,365
LGI Homes, Inc. (a)	180	27,806
M/I Homes, Inc. (a)	489	30,406
MDC Holdings, Inc.	608	33,945
Meritage Homes Corp. (a)	426	51,998
Mohawk Industries, Inc. (a)	766	139,550
Newell Brands, Inc.	4,134	90,287
NVR, Inc. (a)	14	82,724
PulteGroup, Inc.	2,305	131,754
Taylor Morrison Home Corp. (a)	1,677	58,628
Tempur Sealy International, Inc.	803	37,765
Toll Brothers, Inc.	1,480	107,137
TopBuild Corp. (a)	145	40,007
Tri Pointe Homes, Inc. (a)	3,026	84,395
Tupperware Brands Corp. (a)	437	6,682
Universal Electronics, Inc. (a)	167	6,805
Whirlpool Corp.	711	166,843
		1,944,961
HOUSEHOLD PRODUCTS — 1.0%
Central Garden & Pet Co. Class A (a)	341	16,317
Church & Dwight Co., Inc.	871	89,277
Clorox Co.	469	81,775
Colgate-Palmolive Co.	3,199	273,003
Energizer Holdings, Inc.	424	17,002
Kimberly-Clark Corp.	2,094	299,274
Procter & Gamble Co.	9,196	1,504,282
WD-40 Co.	4	979
		2,281,909
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
AES Corp.	4,705	114,332
INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.	3,595	638,580
General Electric Co.	7,719	729,214
Honeywell International, Inc.	2,612	544,628
Roper Technologies, Inc.	299	147,066
		2,059,488
INSURANCE — 5.1%
Aflac, Inc.	15,691	916,197
Alleghany Corp. (a)	154	102,809
Allstate Corp.	7,330	862,374
Ambac Financial Group, Inc. (a)	883	14,172
American Equity Investment Life Holding Co.	2,161	84,106
American Financial Group, Inc.	1,680	230,698
American International Group, Inc.	21,231	1,207,195
AMERISAFE, Inc.	167	8,990
Aon PLC Class A	630	189,353

See accompanying notes to financial statements.
40

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Arthur J Gallagher & Co.	772	$ 130,985
Assurant, Inc.	757	117,986
Assured Guaranty, Ltd.	1,951	97,940
Brighthouse Financial, Inc. (a)	2,234	115,721
Brown & Brown, Inc.	1,026	72,107
Chubb, Ltd.	4,772	922,475
Cincinnati Financial Corp.	1,326	151,071
CNO Financial Group, Inc.	3,389	80,794
eHealth, Inc. (a)	8	204
Employers Holdings, Inc.	332	13,738
Everest Re Group, Ltd.	537	147,095
First American Financial Corp.	2,768	216,541
Genworth Financial, Inc. Class A (a)	13,806	55,914
Globe Life, Inc.	1,232	115,463
Hanover Insurance Group, Inc.	469	61,467
Hartford Financial Services Group, Inc.	4,544	313,718
HCI Group, Inc.	55	4,595
Horace Mann Educators Corp.	559	21,633
James River Group Holdings, Ltd.	505	14,549
Kemper Corp.	789	46,385
Kinsale Capital Group, Inc.	56	13,322
Lincoln National Corp.	4,344	296,521
Loews Corp.	5,167	298,446
Marsh & McLennan Cos., Inc.	1,786	310,443
Mercury General Corp.	729	38,681
MetLife, Inc.	18,282	1,142,442
Old Republic International Corp.	7,159	175,968
Primerica, Inc.	285	43,682
Principal Financial Group, Inc.	6,410	463,635
ProAssurance Corp.	725	18,343
Progressive Corp.	5,125	526,081
Prudential Financial, Inc.	9,666	1,046,248
Reinsurance Group of America, Inc.	1,706	186,790
RenaissanceRe Holdings, Ltd.	644	109,049
RLI Corp.	161	18,048
Safety Insurance Group, Inc.	164	13,945
Selective Insurance Group, Inc.	501	41,052
SiriusPoint, Ltd. (a)	2,455	19,959
Stewart Information Services Corp.	335	26,710
Travelers Cos., Inc.	3,238	506,520
United Fire Group, Inc.	340	7,885
Universal Insurance Holdings, Inc.	337	5,729
Unum Group	5,163	126,855
Willis Towers Watson PLC	589	139,882
WR Berkley Corp.	1,219	100,433
		11,992,944
INTERACTIVE MEDIA & SERVICES — 3.3%
Alphabet, Inc. Class A (a)	920	2,665,277
Alphabet, Inc. Class C (a)	860	2,488,487
Meta Platforms, Inc. Class A (a)	7,574	2,547,515
QuinStreet, Inc. (a)	557	10,132
TripAdvisor, Inc. (a)	468	12,758
Twitter, Inc. (a)	730	31,550
Yelp, Inc. (a)	441	15,982
Security Description	Shares	Value
Ziff Davis, Inc. (a)	170	$ 18,846
		7,790,547
INTERNET & DIRECT MARKETING RETAIL — 1.7%
Amazon.com, Inc. (a)	1,135	3,784,476
eBay, Inc.	4,553	302,774
Etsy, Inc. (a)	125	27,368
Liquidity Services, Inc. (a)	167	3,687
PetMed Express, Inc. (c)	495	12,504
Shutterstock, Inc.	101	11,199
		4,142,008
IT SERVICES — 2.4%
Accenture PLC Class A	2,230	924,447
Akamai Technologies, Inc. (a)	721	84,386
Alliance Data Systems Corp.	1,245	82,880
Automatic Data Processing, Inc.	1,499	369,623
Broadridge Financial Solutions, Inc.	332	60,696
Cognizant Technology Solutions Corp. Class A	2,400	212,928
Concentrix Corp.	155	27,686
CSG Systems International, Inc.	170	9,795
DXC Technology Co. (a)	6,476	208,462
EVERTEC, Inc.	175	8,747
ExlService Holdings, Inc. (a)	168	24,321
Fidelity National Information Services, Inc.	1,865	203,565
Fiserv, Inc. (a)	2,257	234,254
FleetCor Technologies, Inc. (a)	311	69,614
Gartner, Inc. (a)	240	80,237
Global Payments, Inc.	641	86,650
International Business Machines Corp.	9,903	1,323,635
Jack Henry & Associates, Inc.	207	34,567
Kyndryl Holdings, Inc. (a)	1,980	35,838
LiveRamp Holdings, Inc. (a)	339	16,255
Mastercard, Inc. Class A	779	279,910
MAXIMUS, Inc.	334	26,610
Paychex, Inc.	1,213	165,575
PayPal Holdings, Inc. (a)	1,670	314,929
Perficient, Inc. (a)	107	13,834
Sabre Corp. (a)	1,959	16,828
TTEC Holdings, Inc.	191	17,295
Unisys Corp. (a)	1,621	33,344
VeriSign, Inc. (a)	289	73,354
Visa, Inc. Class A	2,422	524,872
Western Union Co.	2,848	50,808
WEX, Inc. (a)	134	18,812
		5,634,757
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	335	33,745
Callaway Golf Co. (a)	422	11,580
Hasbro, Inc.	778	79,185
Mattel, Inc. (a)	1,329	28,653
Polaris, Inc.	341	37,479
Sturm Ruger & Co., Inc.	158	10,747

See accompanying notes to financial statements.
41

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Vista Outdoor, Inc. (a)	449	$ 20,685
YETI Holdings, Inc. (a)	193	15,986
		238,060
LIFE SCIENCES TOOLS & SERVICES — 0.9%
Agilent Technologies, Inc.	674	107,604
Bio-Rad Laboratories, Inc. Class A (a)	241	182,092
Bio-Techne Corp.	24	12,416
Charles River Laboratories International, Inc. (a)	151	56,894
Danaher Corp.	1,646	541,550
Illumina, Inc. (a)	350	133,154
IQVIA Holdings, Inc. (a)	647	182,545
Medpace Holdings, Inc. (a)	113	24,593
Mettler-Toledo International, Inc. (a)	48	81,466
PerkinElmer, Inc.	361	72,583
Repligen Corp. (a)	82	21,717
Syneos Health, Inc. (a)	767	78,755
Thermo Fisher Scientific, Inc.	886	591,175
Waters Corp. (a)	166	61,852
West Pharmaceutical Services, Inc.	59	27,672
		2,176,068
MACHINERY — 1.5%
AGCO Corp.	467	54,181
Alamo Group, Inc.	65	9,567
Albany International Corp. Class A	163	14,417
Astec Industries, Inc.	164	11,360
Barnes Group, Inc.	422	19,661
Caterpillar, Inc.	2,381	492,248
Chart Industries, Inc. (a)	125	19,936
CIRCOR International, Inc. (a)	153	4,159
Colfax Corp. (a)	878	40,362
Crane Co.	355	36,114
Cummins, Inc.	1,016	221,630
Deere & Co.	866	296,943
Donaldson Co., Inc.	507	30,045
Dover Corp.	615	111,684
Enerpac Tool Group Corp.	338	6,855
EnPro Industries, Inc.	202	22,234
ESCO Technologies, Inc.	163	14,668
Federal Signal Corp.	337	14,606
Flowserve Corp.	915	27,999
Fortive Corp.	1,567	119,546
Franklin Electric Co., Inc.	177	16,737
Graco, Inc.	342	27,572
Greenbrier Cos., Inc.	437	20,054
Hillenbrand, Inc.	460	23,915
IDEX Corp.	232	54,826
Illinois Tool Works, Inc.	913	225,328
Ingersoll Rand, Inc.	1,319	81,607
ITT, Inc.	319	32,599
John Bean Technologies Corp.	124	19,041
Kennametal, Inc.	496	17,811
Lincoln Electric Holdings, Inc.	202	28,173
Lindsay Corp.	6	912
Security Description	Shares	Value
Meritor, Inc. (a)	1,833	$ 45,422
Middleby Corp. (a)	192	37,778
Mueller Industries, Inc.	443	26,296
Nordson Corp.	168	42,885
Oshkosh Corp.	502	56,580
Otis Worldwide Corp.	908	79,060
PACCAR, Inc.	2,631	232,212
Parker-Hannifin Corp.	477	151,743
Pentair PLC	729	53,239
Proto Labs, Inc. (a)	30	1,541
Snap-on, Inc.	324	69,783
SPX Corp. (a)	319	19,038
SPX FLOW, Inc.	277	23,955
Standex International Corp.	94	10,402
Stanley Black & Decker, Inc.	735	138,636
Tennant Co.	146	11,832
Terex Corp.	478	21,008
Timken Co.	501	34,714
Titan International, Inc. (a)	1,534	16,813
Toro Co.	336	33,570
Trinity Industries, Inc.	2,095	63,269
Wabash National Corp.	656	12,805
Watts Water Technologies, Inc. Class A	167	32,426
Westinghouse Air Brake Technologies Corp.	1,189	109,519
Woodward, Inc.	199	21,783
Xylem, Inc.	563	67,515
		3,530,614
MARINE — 0.0% (d)
Kirby Corp. (a)	560	33,275
Matson, Inc.	323	29,080
		62,355
MEDIA — 1.5%
AMC Networks, Inc. Class A (a)	884	30,445
Cable One, Inc.	13	22,925
Charter Communications, Inc. Class A (a)	971	633,063
Comcast Corp. Class A	32,438	1,632,604
Discovery, Inc. Class A (a) (c)	1,796	42,278
Discovery, Inc. Class C (a)	3,183	72,891
DISH Network Corp. Class A (a)	6,256	202,945
EW Scripps Co. Class A	1,472	28,483
Fox Corp. Class A	3,663	135,165
Fox Corp. Class B	1,682	57,642
Gannett Co., Inc. (a)	4,077	21,730
Interpublic Group of Cos., Inc.	3,386	126,806
John Wiley & Sons, Inc. Class A	496	28,406
Loyalty Ventures, Inc. (a)	497	14,945
New York Times Co. Class A	316	15,263
News Corp. Class A	2,747	61,285
News Corp. Class B	1,110	24,975
Omnicom Group, Inc.	2,383	174,602
Scholastic Corp.	760	30,370
TEGNA, Inc.	2,417	44,859

See accompanying notes to financial statements.
42

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
ViacomCBS, Inc. Class B	5,366	$ 161,946
		3,563,628
METALS & MINING — 0.7%
Allegheny Technologies, Inc. (a)	3,206	51,072
Arconic Corp. (a)	1,257	41,494
Carpenter Technology Corp.	787	22,973
Century Aluminum Co. (a)	1,222	20,236
Cleveland-Cliffs, Inc. (a)	1,713	37,292
Commercial Metals Co.	1,551	56,286
Compass Minerals International, Inc.	333	17,010
Freeport-McMoRan, Inc.	5,056	210,987
Haynes International, Inc.	166	6,695
Kaiser Aluminum Corp.	164	15,406
Materion Corp.	167	15,354
Newmont Corp.	4,904	304,146
Nucor Corp.	2,593	295,991
Olympic Steel, Inc.	333	7,825
Reliance Steel & Aluminum Co.	728	118,096
Royal Gold, Inc.	172	18,096
Steel Dynamics, Inc.	2,185	135,623
SunCoke Energy, Inc.	3,022	19,915
TimkenSteel Corp. (a)	731	12,061
United States Steel Corp. (c)	3,446	82,049
Warrior Met Coal, Inc.	1,564	40,210
Worthington Industries, Inc.	885	48,374
		1,577,191
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.1%
Apollo Commercial Real Estate Finance, Inc. REIT	3,238	42,612
ARMOUR Residential REIT, Inc. (c)	1,623	15,922
Franklin BSP Realty Trust, Inc.	783	11,698
Granite Point Mortgage Trust, Inc. REIT	732	8,572
Invesco Mortgage Capital, Inc. REIT	7,974	22,168
KKR Real Estate Finance Trust, Inc. REIT	723	15,060
New York Mortgage Trust, Inc. REIT	5,781	21,505
PennyMac Mortgage Investment Trust REIT	1,071	18,560
Ready Capital Corp. REIT	1,220	19,069
Redwood Trust, Inc. REIT	1,780	23,478
		198,644
MULTI-UTILITIES — 1.1%
Ameren Corp.	1,950	173,569
Avista Corp.	504	21,415
Black Hills Corp.	712	50,246
CenterPoint Energy, Inc.	6,967	194,449
CMS Energy Corp.	2,015	131,076
Consolidated Edison, Inc.	3,924	334,796
Dominion Energy, Inc.	6,183	485,736
DTE Energy Co.	1,683	201,186
Security Description	Shares	Value
MDU Resources Group, Inc.	1,792	$ 55,265
NiSource, Inc.	3,441	95,006
NorthWestern Corp. (c)	572	32,696
Public Service Enterprise Group, Inc.	4,404	293,879
Sempra Energy	2,411	318,927
WEC Energy Group, Inc.	2,239	217,340
		2,605,586
MULTILINE RETAIL — 0.8%
Big Lots, Inc.	873	39,329
Dollar General Corp.	1,022	241,018
Dollar Tree, Inc. (a)	1,777	249,704
Kohl's Corp.	3,980	196,572
Macy's, Inc.	7,877	206,220
Nordstrom, Inc. (a) (c)	2,751	62,228
Ollie's Bargain Outlet Holdings, Inc. (a) (c)	177	9,061
Target Corp.	3,467	802,402
		1,806,534
OIL, GAS & CONSUMABLE FUELS — 5.6%
Antero Midstream Corp.	2,474	23,948
APA Corp.	4,907	131,949
Callon Petroleum Co. (a)	1,203	56,842
Chevron Corp.	21,389	2,509,999
Civitas Resources, Inc.	1,843	90,252
CNX Resources Corp. (a)	5,584	76,780
ConocoPhillips	9,371	676,399
CONSOL Energy, Inc. (a)	731	16,601
Coterra Energy, Inc.	6,097	115,843
Devon Energy Corp.	5,560	244,918
Diamondback Energy, Inc.	1,378	148,617
Dorian LPG, Ltd.	714	9,061
DTE Midstream LLC (a)	844	40,495
EOG Resources, Inc.	4,445	394,849
EQT Corp. (a)	7,670	167,283
Equitrans Midstream Corp.	5,319	54,998
Exxon Mobil Corp.	55,613	3,402,960
Green Plains, Inc. (a) (c)	461	16,024
Hess Corp.	1,189	88,022
HollyFrontier Corp.	3,790	124,236
Kinder Morgan, Inc.	25,386	402,622
Laredo Petroleum, Inc. (a)	342	20,564
Marathon Oil Corp.	20,022	328,761
Marathon Petroleum Corp.	15,741	1,007,267
Matador Resources Co.	1,208	44,599
Murphy Oil Corp.	3,654	95,406
Occidental Petroleum Corp.	11,612	336,632
ONEOK, Inc.	3,384	198,844
Par Pacific Holdings, Inc. (a)	1,227	20,233
PBF Energy, Inc. Class A (a)	2,433	31,556
PDC Energy, Inc.	1,085	52,926
Phillips 66	11,204	811,842
Pioneer Natural Resources Co.	1,003	182,426
Range Resources Corp. (a)	3,363	59,962
Ranger Oil Corp. Class A (a)	342	9,207

See accompanying notes to financial statements.
43

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Renewable Energy Group, Inc. (a)	408	$ 17,316
REX American Resources Corp. (a)	8	768
SM Energy Co.	3,166	93,334
Southwestern Energy Co. (a)	13,360	62,258
Talos Energy, Inc. (a)	924	9,055
Valero Energy Corp.	10,345	777,013
Williams Cos., Inc.	10,598	275,972
World Fuel Services Corp.	1,622	42,934
		13,271,573
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	346	12,688
Glatfelter Corp.	1,055	18,146
Louisiana-Pacific Corp.	640	50,144
Mercer International, Inc.	1,232	14,771
Neenah, Inc.	164	7,590
Schweitzer-Mauduit International, Inc.	341	10,196
Sylvamo Corp. (a)	466	12,997
		126,532
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A (a)	8,461	88,841
Edgewell Personal Care Co.	557	25,460
Estee Lauder Cos., Inc. Class A	597	221,009
Inter Parfums, Inc.	165	17,639
Medifast, Inc.	24	5,026
Nu Skin Enterprises, Inc. Class A	447	22,685
USANA Health Sciences, Inc. (a)	165	16,698
		397,358
PHARMACEUTICALS — 3.0%
Bristol-Myers Squibb Co.	9,672	603,049
Catalent, Inc. (a)	500	64,015
Corcept Therapeutics, Inc. (a)	723	14,315
Eli Lilly & Co.	2,794	771,759
Endo International PLC (a)	3,016	11,340
Innoviva, Inc. (a)	1,579	27,238
Jazz Pharmaceuticals PLC (a)	333	42,424
Johnson & Johnson	11,413	1,952,422
Merck & Co., Inc.	11,382	872,317
Nektar Therapeutics (a)	563	7,606
Organon & Co.	1,143	34,804
Pacira BioSciences, Inc. (a)	163	9,808
Perrigo Co. PLC	1,715	66,714
Pfizer, Inc.	39,878	2,354,796
Phibro Animal Health Corp. Class A	496	10,128
Prestige Consumer Healthcare, Inc. (a)	506	30,689
Supernus Pharmaceuticals, Inc. (a)	340	9,914
Viatris, Inc.	13,247	179,232
Zoetis, Inc.	436	106,397
		7,168,967
PROFESSIONAL SERVICES — 0.5%
ASGN, Inc. (a)	351	43,313
CACI International, Inc. Class A (a)	198	53,304
Equifax, Inc.	281	82,274
Security Description	Shares	Value
Exponent, Inc.	32	$ 3,735
Forrester Research, Inc. (a)	8	470
FTI Consulting, Inc. (a)	167	25,621
Heidrick & Struggles International, Inc.	170	7,434
IHS Markit, Ltd.	893	118,698
Insperity, Inc.	277	32,717
Jacobs Engineering Group, Inc.	787	109,574
KBR, Inc.	1,014	48,287
Kelly Services, Inc. Class A	890	14,925
Korn Ferry	330	24,991
Leidos Holdings, Inc.	1,034	91,923
ManpowerGroup, Inc.	1,385	134,802
ManTech International Corp. Class A	322	23,483
Nielsen Holdings PLC	2,736	56,115
Resources Connection, Inc.	894	15,949
Robert Half International, Inc.	716	79,848
Science Applications International Corp.	496	41,461
TrueBlue, Inc. (a)	900	24,903
Verisk Analytics, Inc.	256	58,555
		1,092,382
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	2,384	258,688
Douglas Elliman, Inc.	975	11,212
Jones Lang LaSalle, Inc. (a)	563	151,638
Marcus & Millichap, Inc. (a)	335	17,239
RE/MAX Holdings, Inc. Class A	330	10,062
Realogy Holdings Corp. (a)	3,348	56,280
St. Joe Co.	177	9,213
		514,332
ROAD & RAIL — 0.9%
ArcBest Corp.	355	42,547
Avis Budget Group, Inc. (a)	1,025	212,554
CSX Corp.	8,643	324,977
Heartland Express, Inc.	507	8,528
JB Hunt Transport Services, Inc.	560	114,464
Knight-Swift Transportation Holdings, Inc.	2,170	132,240
Landstar System, Inc.	164	29,359
Marten Transport, Ltd.	885	15,187
Norfolk Southern Corp.	1,078	320,931
Old Dominion Freight Line, Inc.	175	62,717
Ryder System, Inc.	1,363	112,352
Saia, Inc. (a)	111	37,410
Union Pacific Corp.	2,468	621,763
Werner Enterprises, Inc.	728	34,696
XPO Logistics, Inc. (a)	732	56,679
		2,126,404
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.2%
Advanced Micro Devices, Inc. (a)	1,709	245,925
Amkor Technology, Inc.	2,720	67,429
Analog Devices, Inc.	1,619	284,572

See accompanying notes to financial statements.
44

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Applied Materials, Inc.	2,019	$ 317,710
Axcelis Technologies, Inc. (a)	197	14,688
Azenta, Inc.	158	16,291
Broadcom, Inc.	1,318	877,010
CEVA, Inc. (a)	166	7,178
Cirrus Logic, Inc. (a)	330	30,367
CMC Materials, Inc.	109	20,894
Cohu, Inc. (a)	120	4,571
Diodes, Inc. (a)	177	19,436
Enphase Energy, Inc. (a)	127	23,233
First Solar, Inc. (a)	657	57,264
FormFactor, Inc. (a)	327	14,950
Ichor Holdings, Ltd. (a)	131	6,030
Intel Corp.	35,644	1,835,666
KLA Corp.	341	146,668
Kulicke & Soffa Industries, Inc.	171	10,352
Lam Research Corp.	313	225,094
MaxLinear, Inc. (a)	339	25,557
Microchip Technology, Inc.	1,202	104,646
Micron Technology, Inc.	6,995	651,584
MKS Instruments, Inc.	176	30,654
Monolithic Power Systems, Inc.	43	21,213
NVIDIA Corp.	2,241	659,101
NXP Semiconductors NV	689	156,940
Onto Innovation, Inc. (a)	159	16,096
Photronics, Inc. (a)	900	16,965
Power Integrations, Inc.	93	8,639
Qorvo, Inc. (a)	414	64,745
QUALCOMM, Inc.	2,916	533,249
Rambus, Inc. (a)	732	21,514
Semtech Corp. (a)	173	15,385
Silicon Laboratories, Inc. (a)	160	33,027
Skyworks Solutions, Inc.	486	75,398
SMART Global Holdings, Inc. (a)	343	24,350
SolarEdge Technologies, Inc. (a)	82	23,007
Synaptics, Inc. (a)	124	35,899
Teradyne, Inc.	345	56,418
Texas Instruments, Inc.	2,598	489,645
Ultra Clean Holdings, Inc. (a)	177	10,153
Universal Display Corp.	6	990
Veeco Instruments, Inc. (a)	178	5,068
Wolfspeed, Inc. (a)	160	17,883
Xilinx, Inc.	633	134,215
		7,457,669
SOFTWARE — 3.0%
ACI Worldwide, Inc. (a)	557	19,328
Adobe, Inc. (a)	716	406,015
Agilysys, Inc. (a)	27	1,200
Alarm.com Holdings, Inc. (a)	126	10,686
ANSYS, Inc. (a)	199	79,823
Autodesk, Inc. (a)	310	87,169
Blackbaud, Inc. (a)	164	12,953
Bottomline Technologies DE, Inc. (a)	163	9,205
Cadence Design Systems, Inc. (a)	616	114,792
CDK Global, Inc.	434	18,115
Security Description	Shares	Value
Ceridian HCM Holding, Inc. (a)	176	$ 18,385
Citrix Systems, Inc.	334	31,593
CommVault Systems, Inc. (a)	167	11,510
Consensus Cloud Solutions, Inc. (a)	54	3,125
Ebix, Inc.	306	9,302
Fair Isaac Corp. (a)	24	10,408
Fortinet, Inc. (a)	302	108,539
InterDigital, Inc.	175	12,535
Intuit, Inc.	254	163,378
LivePerson, Inc. (a)	164	5,858
Manhattan Associates, Inc. (a)	110	17,104
Microsoft Corp.	11,301	3,800,752
NCR Corp. (a)	1,112	44,702
NortonLifeLock, Inc.	4,437	115,273
OneSpan, Inc. (a)	159	2,692
Oracle Corp.	12,451	1,085,852
Paycom Software, Inc. (a)	70	29,063
Paylocity Holding Corp. (a)	54	12,753
Progress Software Corp.	163	7,868
PTC, Inc. (a)	177	21,443
Qualys, Inc. (a)	97	13,310
SailPoint Technologies Holding, Inc. (a)	176	8,508
salesforce.com, Inc. (a)	2,179	553,749
ServiceNow, Inc. (a)	170	110,349
SPS Commerce, Inc. (a)	102	14,520
Synopsys, Inc. (a)	340	125,290
Teradata Corp. (a)	504	21,405
Tyler Technologies, Inc. (a)	63	33,891
Vonage Holdings Corp. (a)	900	18,711
Xperi Holding Corp.	788	14,901
		7,186,055
SPECIALTY RETAIL — 2.3%
Aaron's Co., Inc.	867	21,372
Abercrombie & Fitch Co. Class A (a)	797	27,759
Advance Auto Parts, Inc.	420	100,750
American Eagle Outfitters, Inc. (c)	1,056	26,738
Asbury Automotive Group, Inc. (a)	297	51,301
AutoNation, Inc. (a)	1,108	129,470
AutoZone, Inc. (a)	96	201,253
Barnes & Noble Education, Inc. (a)	901	6,136
Bath & Body Works, Inc.	2,033	141,883
Bed Bath & Beyond, Inc. (a)	2,707	39,468
Best Buy Co., Inc.	2,909	295,554
Boot Barn Holdings, Inc. (a)	123	15,135
Buckle, Inc.	444	18,786
Caleres, Inc.	954	21,637
CarMax, Inc. (a)	1,020	132,835
Cato Corp. Class A	499	8,563
Chico's FAS, Inc. (a)	3,452	18,572
Children's Place, Inc. (a)	178	14,114
Conn's, Inc. (a)	724	17,028
Designer Brands, Inc. Class A (a) (c)	1,925	27,354

See accompanying notes to financial statements.
45

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Dick's Sporting Goods, Inc. (c)	1,667	$ 191,688
Five Below, Inc. (a)	164	33,930
Foot Locker, Inc.	1,180	51,483
GameStop Corp. Class A (a)	227	33,684
Gap, Inc.	5,197	91,727
Genesco, Inc. (a)	355	22,780
Group 1 Automotive, Inc.	439	85,702
Guess?, Inc.	1,055	24,982
Haverty Furniture Cos., Inc.	173	5,289
Hibbett, Inc.	186	13,379
Home Depot, Inc.	3,397	1,409,789
Lithia Motors, Inc.	255	75,722
Lowe's Cos., Inc.	2,675	691,434
Lumber Liquidators Holdings, Inc. (a)	268	4,575
MarineMax, Inc. (a)	330	19,483
Monro, Inc.	167	9,731
Murphy USA, Inc.	631	125,720
ODP Corp. (a)	1,360	53,421
O'Reilly Automotive, Inc. (a)	263	185,738
Rent-A-Center, Inc.	352	16,910
RH (a)	55	29,477
Ross Stores, Inc.	1,069	122,165
Sally Beauty Holdings, Inc. (a)	1,486	27,432
Shoe Carnival, Inc.	250	9,770
Signet Jewelers, Ltd.	1,402	122,016
Sleep Number Corp. (a)	148	11,337
Sonic Automotive, Inc. Class A (c)	539	26,654
TJX Cos., Inc.	4,202	319,016
Tractor Supply Co.	421	100,451
Ulta Beauty, Inc. (a)	197	81,231
Urban Outfitters, Inc. (a)	899	26,395
Victoria's Secret & Co. (a)	675	37,489
Williams-Sonoma, Inc.	262	44,312
Zumiez, Inc. (a)	282	13,533
		5,434,153
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.1%
3D Systems Corp. (a)	186	4,006
Apple, Inc.	32,038	5,688,988
Diebold Nixdorf, Inc. (a)	1,033	9,349
Hewlett Packard Enterprise Co.	32,966	519,874
HP, Inc.	12,769	481,008
NetApp, Inc.	1,369	125,934
Seagate Technology Holdings PLC	1,774	200,426
Western Digital Corp. (a)	2,322	151,418
Xerox Holdings Corp.	3,494	79,104
		7,260,107
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Capri Holdings, Ltd. (a)	1,063	68,999
Carter's, Inc.	326	32,998
Columbia Sportswear Co.	278	27,088
Crocs, Inc. (a)	184	23,592
Deckers Outdoor Corp. (a)	92	33,701
Fossil Group, Inc. (a)	1,233	12,688
Security Description	Shares	Value
G-III Apparel Group, Ltd. (a)	1,239	$ 34,246
Hanesbrands, Inc.	2,689	44,960
Kontoor Brands, Inc. (c)	420	21,525
Movado Group, Inc.	170	7,111
NIKE, Inc. Class B	2,844	474,009
Oxford Industries, Inc.	165	16,751
PVH Corp.	774	82,547
Ralph Lauren Corp.	506	60,143
Skechers U.S.A., Inc. Class A (a)	1,030	44,702
Steven Madden, Ltd.	344	15,986
Tapestry, Inc.	1,238	50,263
Under Armour, Inc. Class A (a)	641	13,583
Under Armour, Inc. Class C (a)	922	16,633
Unifi, Inc. (a)	170	3,935
Vera Bradley, Inc. (a)	1,060	9,021
VF Corp.	1,468	107,487
Wolverine World Wide, Inc.	491	14,146
		1,216,114
THRIFTS & MORTGAGE FINANCE — 0.2%
Axos Financial, Inc. (a)	506	28,290
Capitol Federal Financial, Inc.	1,106	12,531
Essent Group, Ltd.	961	43,754
Flagstar Bancorp, Inc.	500	23,970
MGIC Investment Corp.	4,413	63,635
Mr Cooper Group, Inc. (a)	1,921	79,933
New York Community Bancorp, Inc.	6,075	74,176
NMI Holdings, Inc. Class A (a)	638	13,940
Northfield Bancorp, Inc.	557	9,001
Northwest Bancshares, Inc.	1,054	14,925
Provident Financial Services, Inc.	901	21,822
TrustCo Bank Corp.	351	11,692
Walker & Dunlop, Inc.	171	25,801
Washington Federal, Inc.	1,057	35,283
WSFS Financial Corp.	325	16,289
		475,042
TOBACCO — 0.8%
Altria Group, Inc.	16,219	768,618
Philip Morris International, Inc.	11,937	1,134,015
Universal Corp.	617	33,886
Vector Group, Ltd.	1,950	22,386
		1,958,905
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	345	35,432
Boise Cascade Co.	494	35,173
DXP Enterprises, Inc. (a)	333	8,548
Fastenal Co.	1,991	127,543
GATX Corp.	341	35,529
GMS, Inc. (a)	474	28,492
MSC Industrial Direct Co., Inc. Class A	507	42,618
NOW, Inc. (a)	3,345	28,566
United Rentals, Inc. (a)	461	153,186
Univar Solutions, Inc. (a)	2,231	63,249

See accompanying notes to financial statements.
46

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Veritiv Corp. (a)	331	$ 40,571
W.W. Grainger, Inc.	281	145,625
Watsco, Inc.	211	66,018
		810,550
WATER UTILITIES — 0.1%
American States Water Co.	163	16,861
American Water Works Co., Inc.	624	117,849
California Water Service Group	167	12,000
Essential Utilities, Inc.	946	50,791
		197,501
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Shenandoah Telecommunications Co.	209	5,329
Telephone & Data Systems, Inc.	2,542	51,221
T-Mobile US, Inc. (a)	5,115	593,238
		649,788
TOTAL COMMON STOCKS (Cost $210,912,331)		236,098,613
WARRANTS — 0.0% (a) (d)
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Nabors Industries, Ltd. (expiring 06/11/26) (a)	62	232
TOTAL WARRANTS (Cost $0)		232
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (e) (f)	164,710	164,726
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (b) (g)	154,143	$ 154,143
TOTAL SHORT-TERM INVESTMENTS (Cost $318,869)		318,869
TOTAL INVESTMENTS — 100.0% (Cost $211,231,200)		236,417,714
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		69,983
NET ASSETS — 100.0%		$ 236,487,697
(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at December 31, 2021.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2021.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$236,098,613	$—	$—	$236,098,613
Warrants	232	—	—	232
Short-Term Investments	318,869	—	—	318,869
TOTAL INVESTMENTS	$236,417,714	$—	$—	$236,417,714
See accompanying notes to financial statements.
47

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Corp.	4,428	$364,336	$ 60,611	$ 27,833	$4,905	$42,149	4,776	$444,168	$5,341
State Street Institutional Liquid Reserves Fund, Premier Class	323,676	323,773	3,950,166	4,109,158	(55)	—	164,710	164,726	59
State Street Navigator Securities Lending Portfolio II	267,714	267,714	1,440,986	1,554,557	—	—	154,143	154,143	334
Total		$955,823	$5,451,763	$5,691,548	$4,850	$42,149		$763,037	$5,734
See accompanying notes to financial statements.
48

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.5%
AAR Corp. (a)	146	$ 5,698
Aerojet Rocketdyne Holdings, Inc.	239	11,176
AeroVironment, Inc. (a)	18	1,117
Axon Enterprise, Inc. (a)	249	39,093
Boeing Co. (a)	1,734	349,089
Curtiss-Wright Corp.	104	14,422
General Dynamics Corp.	730	152,183
Hexcel Corp. (a)	333	17,250
Howmet Aerospace, Inc.	1,466	46,663
Huntington Ingalls Industries, Inc.	91	16,993
Kaman Corp.	58	2,503
L3Harris Technologies, Inc.	501	106,833
Lockheed Martin Corp.	27	9,596
Mercury Systems, Inc. (a)	6	330
Moog, Inc. Class A	35	2,834
Northrop Grumman Corp.	212	82,059
Raytheon Technologies Corp.	5,072	436,496
Textron, Inc.	900	69,480
TransDigm Group, Inc. (a)	108	68,718
Triumph Group, Inc. (a)	285	5,281
		1,437,814
AIR FREIGHT & LOGISTICS — 0.3%
Atlas Air Worldwide Holdings, Inc. (a)	57	5,365
C.H. Robinson Worldwide, Inc.	16	1,722
Expeditors International of Washington, Inc.	387	51,970
FedEx Corp.	27	6,983
Forward Air Corp.	56	6,781
GXO Logistics, Inc. (a)	289	26,250
Hub Group, Inc. Class A (a)	91	7,666
United Parcel Service, Inc. Class B	711	152,396
		259,133
AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	394	20,527
Allegiant Travel Co. (a)	44	8,230
American Airlines Group, Inc. (a)	2,459	44,163
Delta Air Lines, Inc. (a)	1,597	62,411
Hawaiian Holdings, Inc. (a)	278	5,107
JetBlue Airways Corp. (a)	449	6,394
SkyWest, Inc. (a)	197	7,742
Southwest Airlines Co. (a)	963	41,255
United Airlines Holdings, Inc. (a)	808	35,374
		231,203
AUTO COMPONENTS — 0.3%
Adient PLC (a)	374	17,907
American Axle & Manufacturing Holdings, Inc. (a)	235	2,193
Aptiv PLC (a)	851	140,372
BorgWarner, Inc.	286	12,890
Cooper-Standard Holdings, Inc. (a)	2	45
Dana, Inc.	489	11,159
Security Description	Shares	Value
Dorman Products, Inc. (a)	9	$ 1,017
Fox Factory Holding Corp. (a)	160	27,216
Gentex Corp.	233	8,120
Gentherm, Inc. (a)	138	11,992
Goodyear Tire & Rubber Co. (a)	1,189	25,350
LCI Industries	42	6,547
Lear Corp.	97	17,746
Patrick Industries, Inc.	71	5,729
Standard Motor Products, Inc.	29	1,519
Visteon Corp. (a)	9	1,000
		290,802
AUTOMOBILES — 4.3%
Ford Motor Co.	15,754	327,210
General Motors Co. (a)	4,568	267,822
Harley-Davidson, Inc.	117	4,410
Tesla, Inc. (a)	3,283	3,469,409
Thor Industries, Inc.	162	16,811
Winnebago Industries, Inc.	79	5,918
		4,091,580
BANKS — 7.2%
Ameris Bancorp	252	12,519
Associated Banc-Corp.	491	11,092
Banc of California, Inc.	138	2,708
BancFirst Corp.	78	5,504
Bancorp, Inc. (a)	239	6,049
Bank of America Corp.	29,065	1,293,102
Bank of Hawaii Corp.	101	8,460
Bank OZK	505	23,498
BankUnited, Inc.	332	14,047
Banner Corp.	141	8,554
Berkshire Hills Bancorp, Inc.	240	6,823
Brookline Bancorp, Inc.	361	5,845
Cadence Bank	317	9,443
Cathay General Bancorp	323	13,886
Central Pacific Financial Corp.	160	4,507
CIT Group, Inc.	377	19,355
Citigroup, Inc.	7,575	457,454
Citizens Financial Group, Inc.	1,618	76,450
City Holding Co.	20	1,636
Columbia Banking System, Inc.	177	5,791
Comerica, Inc.	538	46,806
Commerce Bancshares, Inc.	109	7,493
Community Bank System, Inc.	53	3,947
Cullen/Frost Bankers, Inc.	222	27,988
Customers Bancorp, Inc. (a)	170	11,113
CVB Financial Corp.	184	3,939
Dime Community Bancshares, Inc.	159	5,590
Eagle Bancorp, Inc.	161	9,393
East West Bancorp, Inc.	625	49,175
FB Financial Corp.	138	6,047
Fifth Third Bancorp	2,773	120,764
First BanCorp (b)	963	13,270
First BanCorp (b)	133	6,081
First Commonwealth Financial Corp.	405	6,516

See accompanying notes to financial statements.
49

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
First Financial Bancorp	337	$ 8,216
First Financial Bankshares, Inc.	403	20,489
First Hawaiian, Inc.	454	12,408
First Horizon Corp.	1,848	30,178
First Midwest Bancorp, Inc.	341	6,984
First Republic Bank	555	114,613
FNB Corp.	1,112	13,489
Fulton Financial Corp.	478	8,126
Glacier Bancorp, Inc.	371	21,036
Great Western Bancorp, Inc.	190	6,452
Hancock Whitney Corp.	382	19,108
Heritage Financial Corp.	34	831
Hilltop Holdings, Inc.	183	6,431
Home BancShares, Inc.	442	10,763
HomeStreet, Inc.	29	1,508
Hope Bancorp, Inc.	397	5,840
Huntington Bancshares, Inc.	4,646	71,641
Independent Bank Corp.	108	8,805
Independent Bank Group, Inc.	93	6,710
International Bancshares Corp.	192	8,139
Investors Bancorp, Inc.	778	11,787
JPMorgan Chase & Co.	10,637	1,684,369
KeyCorp.	3,632	84,008
Lakeland Financial Corp.	69	5,530
M&T Bank Corp.	389	59,743
Meta Financial Group, Inc.	150	8,949
National Bank Holdings Corp. Class A	112	4,921
NBT Bancorp, Inc.	66	2,542
OFG Bancorp	214	5,684
Old National Bancorp	198	3,588
Pacific Premier Bancorp, Inc.	339	13,570
PacWest Bancorp	496	22,404
Park National Corp.	46	6,316
People's United Financial, Inc.	1,532	27,300
Pinnacle Financial Partners, Inc.	335	31,992
PNC Financial Services Group, Inc.	1,614	323,639
Preferred Bank	58	4,164
Prosperity Bancshares, Inc.	212	15,328
Regions Financial Corp.	3,418	74,512
Renasant Corp.	92	3,491
S&T Bancorp, Inc.	77	2,427
Seacoast Banking Corp. of Florida	233	8,246
ServisFirst Bancshares, Inc.	186	15,799
Signature Bank	257	83,132
Simmons First National Corp. Class A	374	11,063
Southside Bancshares, Inc.	92	3,847
Sterling Bancorp	809	20,864
SVB Financial Group (a)	248	168,204
Synovus Financial Corp.	556	26,616
Texas Capital Bancshares, Inc. (a)	104	6,266
Tompkins Financial Corp.	36	3,009
Triumph Bancorp, Inc. (a)	86	10,241
Truist Financial Corp.	3,911	228,989
Trustmark Corp.	191	6,200
Security Description	Shares	Value
UMB Financial Corp.	145	$ 15,386
Umpqua Holdings Corp.	788	15,161
United Bankshares, Inc.	404	14,657
United Community Banks, Inc.	299	10,746
US Bancorp	4,538	254,899
Valley National Bancorp	1,596	21,945
Veritex Holdings, Inc.	207	8,234
Webster Financial Corp.	344	19,209
Wells Fargo & Co.	16,961	813,789
Westamerica BanCorp	15	866
Wintrust Financial Corp.	204	18,527
Zions Bancorp NA	647	40,865
		6,909,636
BEVERAGES — 0.5%
Boston Beer Co., Inc. Class A (a)	1	505
Brown-Forman Corp. Class B	20	1,457
Celsius Holdings, Inc. (a) (c)	183	13,646
Coca-Cola Co.	2,951	174,729
Coca-Cola Consolidated, Inc.	20	12,384
Constellation Brands, Inc. Class A	274	68,766
MGP Ingredients, Inc.	56	4,759
Molson Coors Beverage Co. Class B	388	17,984
Monster Beverage Corp. (a)	285	27,371
National Beverage Corp.	63	2,856
PepsiCo, Inc.	1,050	182,396
		506,853
BIOTECHNOLOGY — 1.2%
AbbVie, Inc.	3,643	493,262
Amgen, Inc.	69	15,523
Anika Therapeutics, Inc. (a)	5	179
Arrowhead Pharmaceuticals, Inc. (a)	57	3,779
Biogen, Inc. (a)	113	27,111
Coherus Biosciences, Inc. (a)	7	112
Cytokinetics, Inc. (a)	353	16,090
Eagle Pharmaceuticals, Inc. (a)	17	866
Emergent BioSolutions, Inc. (a)	5	217
Enanta Pharmaceuticals, Inc. (a)	34	2,542
Exelixis, Inc. (a)	38	695
Gilead Sciences, Inc.	1,497	108,697
Halozyme Therapeutics, Inc. (a)	417	16,768
Incyte Corp. (a)	22	1,615
Ligand Pharmaceuticals, Inc. (a)	60	9,268
Moderna, Inc. (a)	1,486	377,414
Myriad Genetics, Inc. (a)	314	8,666
Organogenesis Holdings, Inc. (a)	235	2,171
Regeneron Pharmaceuticals, Inc. (a)	57	35,997
REGENXBIO, Inc. (a)	135	4,414
Spectrum Pharmaceuticals, Inc. (a)	26	33
United Therapeutics Corp. (a)	102	22,040
Vanda Pharmaceuticals, Inc. (a)	248	3,891
Vericel Corp. (a) (c)	213	8,371
Vertex Pharmaceuticals, Inc. (a)	30	6,588

See accompanying notes to financial statements.
50

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Xencor, Inc. (a)	6	$ 241
		1,166,550
BUILDING PRODUCTS — 0.8%
A.O. Smith Corp.	130	11,160
AAON, Inc.	15	1,191
Allegion PLC	204	27,018
American Woodmark Corp. (a)	2	130
Apogee Enterprises, Inc.	113	5,441
Builders FirstSource, Inc. (a)	731	62,654
Carlisle Cos., Inc.	175	43,421
Carrier Global Corp.	2,919	158,327
Fortune Brands Home & Security, Inc.	75	8,017
Gibraltar Industries, Inc. (a)	39	2,601
Griffon Corp.	36	1,025
Insteel Industries, Inc.	106	4,220
Johnson Controls International PLC	2,396	194,819
Lennox International, Inc.	19	6,163
Masco Corp.	91	6,390
Owens Corning	213	19,276
PGT Innovations, Inc. (a)	45	1,012
Quanex Building Products Corp.	47	1,165
Resideo Technologies, Inc. (a)	610	15,878
Simpson Manufacturing Co., Inc.	37	5,146
Trane Technologies PLC	490	98,995
Trex Co., Inc. (a)	348	46,990
UFP Industries, Inc.	152	13,986
		735,025
CAPITAL MARKETS — 4.1%
Affiliated Managers Group, Inc.	188	30,928
Ameriprise Financial, Inc.	407	122,776
B Riley Financial, Inc.	83	7,375
Bank of New York Mellon Corp.	2,403	139,566
BlackRock, Inc.	388	355,237
Blucora, Inc. (a)	54	935
Brightsphere Investment Group, Inc.	132	3,379
Cboe Global Markets, Inc.	336	43,814
Charles Schwab Corp.	5,701	479,454
CME Group, Inc.	740	169,060
Donnelley Financial Solutions, Inc. (a)	171	8,061
Evercore, Inc. Class A	151	20,513
FactSet Research Systems, Inc.	61	29,647
Federated Hermes, Inc.	258	9,696
Franklin Resources, Inc.	944	31,615
Goldman Sachs Group, Inc.	1,444	552,402
Interactive Brokers Group, Inc. Class A	185	14,693
Intercontinental Exchange, Inc.	672	91,910
Invesco, Ltd.	1,371	31,561
Janus Henderson Group PLC	655	27,471
Jefferies Financial Group, Inc.	793	30,768
MarketAxess Holdings, Inc.	4	1,645
Moody's Corp.	369	144,124
Security Description	Shares	Value
Morgan Stanley	6,106	$ 599,365
MSCI, Inc.	313	191,772
Nasdaq, Inc.	394	82,744
Northern Trust Corp.	565	67,580
Piper Sandler Cos.	64	11,425
Raymond James Financial, Inc.	744	74,698
S&P Global, Inc.	497	234,549
SEI Investments Co.	97	5,911
State Street Corp. (d)	1,071	99,603
Stifel Financial Corp.	398	28,027
StoneX Group, Inc. (a)	15	919
T Rowe Price Group, Inc.	763	150,036
Virtus Investment Partners, Inc.	33	9,804
WisdomTree Investments, Inc.	36	220
		3,903,283
CHEMICALS — 1.5%
AdvanSix, Inc.	131	6,190
Air Products & Chemicals, Inc.	26	7,911
Albemarle Corp.	495	115,716
American Vanguard Corp.	35	574
Ashland Global Holdings, Inc.	60	6,460
Avient Corp.	287	16,058
Balchem Corp.	101	17,029
Cabot Corp.	129	7,250
Celanese Corp.	253	42,519
CF Industries Holdings, Inc.	927	65,613
Chemours Co.	520	17,451
Corteva, Inc.	1,195	56,500
Dow, Inc.	1,538	87,235
DuPont de Nemours, Inc.	624	50,407
Eastman Chemical Co.	192	23,215
Ecolab, Inc.	189	44,337
Ferro Corp. (a)	306	6,680
FMC Corp.	14	1,538
HB Fuller Co.	154	12,474
Ingevity Corp. (a)	64	4,589
Innospec, Inc.	62	5,601
International Flavors & Fragrances, Inc.	513	77,283
Koppers Holdings, Inc. (a)	3	94
Kraton Corp. (a)	108	5,002
Linde PLC	1,177	407,748
Livent Corp. (a)	684	16,676
LyondellBasell Industries NV Class A	774	71,386
Minerals Technologies, Inc.	47	3,438
Mosaic Co.	1,489	58,503
NewMarket Corp.	3	1,028
Olin Corp.	611	35,145
PPG Industries, Inc.	129	22,245
Quaker Chemical Corp.	18	4,154
Rayonier Advanced Materials, Inc. (a)	5	28
RPM International, Inc.	14	1,414
Scotts Miracle-Gro Co.	10	1,610
Sensient Technologies Corp.	114	11,407

See accompanying notes to financial statements.
51

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Sherwin-Williams Co.	289	$ 101,774
Stepan Co.	2	248
Tredegar Corp.	77	910
Trinseo PLC	147	7,712
Valvoline, Inc.	608	22,672
		1,445,824
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	109	4,453
Brady Corp. Class A	82	4,420
Brink's Co.	157	10,294
Cintas Corp.	104	46,090
Clean Harbors, Inc. (a)	210	20,952
Copart, Inc. (a)	300	45,486
CoreCivic, Inc. REIT (a)	132	1,316
Deluxe Corp.	177	5,683
Harsco Corp. (a)	163	2,724
Healthcare Services Group, Inc.	81	1,441
HNI Corp.	33	1,388
IAA, Inc. (a)	15	759
Interface, Inc.	264	4,211
KAR Auction Services, Inc. (a)	66	1,031
Matthews International Corp. Class A	125	4,584
MillerKnoll, Inc.	106	4,154
MSA Safety, Inc.	36	5,434
Pitney Bowes, Inc.	413	2,738
Republic Services, Inc.	524	73,072
Rollins, Inc.	26	889
Stericycle, Inc. (a)	50	2,982
Tetra Tech, Inc.	150	25,470
UniFirst Corp.	26	5,470
US Ecology, Inc. (a)	3	96
Viad Corp. (a)	97	4,151
Waste Management, Inc.	1,051	175,412
		454,700
COMMUNICATIONS EQUIPMENT — 1.3%
ADTRAN, Inc.	250	5,708
Arista Networks, Inc. (a)	752	108,100
CalAmp Corp. (a)	3	21
Ciena Corp. (a)	252	19,397
Cisco Systems, Inc.	13,341	845,419
Comtech Telecommunications Corp.	138	3,269
Digi International, Inc. (a)	182	4,472
Extreme Networks, Inc. (a)	587	9,216
F5, Inc. (a)	195	47,719
Harmonic, Inc. (a)	432	5,080
Juniper Networks, Inc.	953	34,032
Lumentum Holdings, Inc. (a)	8	846
Motorola Solutions, Inc.	533	144,816
NETGEAR, Inc. (a)	76	2,220
NetScout Systems, Inc. (a)	152	5,028
Plantronics, Inc. (a)	174	5,105
Viasat, Inc. (a)	247	11,001
Security Description	Shares	Value
Viavi Solutions, Inc. (a)	373	$ 6,572
		1,258,021
CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	391	30,244
Arcosa, Inc.	26	1,370
Comfort Systems USA, Inc.	122	12,070
Dycom Industries, Inc. (a)	17	1,594
EMCOR Group, Inc.	192	24,459
Fluor Corp. (a)	384	9,512
Granite Construction, Inc.	212	8,204
MasTec, Inc. (a)	217	20,025
MYR Group, Inc. (a)	71	7,849
Quanta Services, Inc.	559	64,095
Valmont Industries, Inc.	76	19,038
		198,460
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	132	21,973
Martin Marietta Materials, Inc.	102	44,933
Vulcan Materials Co.	130	26,985
		93,891
CONSUMER FINANCE — 1.0%
American Express Co.	2,532	414,235
Capital One Financial Corp.	1,810	262,613
Discover Financial Services	1,202	138,903
Encore Capital Group, Inc. (a) (c)	79	4,907
Enova International, Inc. (a)	161	6,594
FirstCash Holdings, Inc.	164	12,269
Green Dot Corp. Class A (a)	6	217
LendingTree, Inc. (a)	5	613
Navient Corp.	812	17,231
PRA Group, Inc. (a)	5	251
Prog Holdings, Inc.	10	451
SLM Corp.	1,228	24,155
Synchrony Financial	2,287	106,094
World Acceptance Corp. (a)	23	5,645
		994,178
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	1,300	15,613
AptarGroup, Inc.	39	4,777
Avery Dennison Corp.	261	56,525
Ball Corp.	53	5,102
Greif, Inc. Class A	105	6,339
International Paper Co.	806	37,866
Myers Industries, Inc.	96	1,921
O-I Glass, Inc. (a)	621	7,470
Packaging Corp. of America	113	15,385
Sealed Air Corp.	374	25,234
Silgan Holdings, Inc.	84	3,598
Sonoco Products Co.	117	6,773
Westrock Co.	608	26,971
		213,574
DISTRIBUTORS — 0.1%
Genuine Parts Co.	326	45,705

See accompanying notes to financial statements.
52

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
LKQ Corp.	909	$ 54,567
Pool Corp.	48	27,168
		127,440
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	166	4,907
Graham Holdings Co. Class B	12	7,558
Grand Canyon Education, Inc. (a)	5	429
H&R Block, Inc.	560	13,194
Perdoceo Education Corp. (a)	78	917
Service Corp. International	345	24,491
Strategic Education, Inc.	30	1,735
WW International, Inc. (a)	6	97
		53,328
DIVERSIFIED FINANCIAL SERVICES — 1.3%
Berkshire Hathaway, Inc. Class B (a)	4,195	1,254,305
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
AT&T, Inc.	2,324	57,170
ATN International, Inc.	2	80
Cogent Communications Holdings, Inc.	87	6,367
Consolidated Communications Holdings, Inc. (a)	80	598
Iridium Communications, Inc. (a)	354	14,617
Lumen Technologies, Inc.	3,130	39,282
Verizon Communications, Inc.	449	23,330
		141,444
ELECTRIC UTILITIES — 0.4%
ALLETE, Inc.	69	4,578
Alliant Energy Corp.	109	6,700
American Electric Power Co., Inc.	60	5,338
Duke Energy Corp.	417	43,743
Edison International	124	8,463
Entergy Corp.	24	2,704
Evergy, Inc.	224	15,369
Eversource Energy	41	3,730
Exelon Corp.	1,379	79,651
FirstEnergy Corp.	768	31,941
Hawaiian Electric Industries, Inc.	85	3,528
IDACORP, Inc.	69	7,818
NextEra Energy, Inc.	1,064	99,335
NRG Energy, Inc.	505	21,756
OGE Energy Corp.	98	3,761
Pinnacle West Capital Corp.	14	988
PNM Resources, Inc.	9	411
PPL Corp.	251	7,545
Southern Co.	804	55,138
Xcel Energy, Inc.	65	4,401
		406,898
ELECTRICAL EQUIPMENT — 0.7%
Acuity Brands, Inc.	150	31,758
AMETEK, Inc.	326	47,935
AZZ, Inc.	111	6,137
Security Description	Shares	Value
Eaton Corp. PLC	1,168	$ 201,854
Emerson Electric Co.	1,751	162,790
Encore Wire Corp.	67	9,588
EnerSys	14	1,107
Generac Holdings, Inc. (a)	253	89,036
Hubbell, Inc.	77	16,037
nVent Electric PLC	708	26,904
Regal Rexnord Corp.	205	34,887
Rockwell Automation, Inc.	164	57,211
Sunrun, Inc. (a)	22	755
Vicor Corp. (a)	81	10,285
		696,284
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Advanced Energy Industries, Inc.	62	5,646
Amphenol Corp. Class A	1,223	106,964
Arrow Electronics, Inc. (a)	210	28,197
Avnet, Inc.	348	14,348
Badger Meter, Inc.	93	9,910
Belden, Inc.	167	10,977
Benchmark Electronics, Inc.	47	1,274
CDW Corp.	433	88,670
Cognex Corp.	211	16,407
Coherent, Inc. (a)	99	26,387
Corning, Inc.	751	27,960
CTS Corp.	25	918
ePlus, Inc. (a)	84	4,526
Fabrinet (a)	140	16,586
FARO Technologies, Inc. (a)	10	700
II-VI, Inc. (a)	171	11,684
Insight Enterprises, Inc. (a)	139	14,817
IPG Photonics Corp. (a)	4	689
Itron, Inc. (a)	25	1,713
Jabil, Inc.	565	39,748
Keysight Technologies, Inc. (a)	620	128,036
Knowles Corp. (a)	75	1,751
Littelfuse, Inc.	61	19,195
Methode Electronics, Inc.	87	4,278
National Instruments Corp.	145	6,332
OSI Systems, Inc. (a)	20	1,864
Plexus Corp. (a)	42	4,027
Rogers Corp. (a)	69	18,837
Sanmina Corp. (a)	177	7,338
ScanSource, Inc. (a)	7	246
TD SYNNEX Corp.	140	16,010
TE Connectivity, Ltd.	961	155,048
Teledyne Technologies, Inc. (a)	116	50,679
Trimble, Inc. (a)	956	83,354
TTM Technologies, Inc. (a)	138	2,056
Vishay Intertechnology, Inc.	187	4,090
Vontier Corp.	165	5,070
Zebra Technologies Corp. Class A (a)	203	120,826
		1,057,158

See accompanying notes to financial statements.
53

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.4%
Archrock, Inc.	566	$ 4,234
Baker Hughes Co.	3,146	75,693
Bristow Group, Inc. (a)	7	222
ChampionX Corp. (a)	854	17,259
Core Laboratories NV	153	3,413
DMC Global, Inc. (a)	6	237
Dril-Quip, Inc. (a)	4	79
Halliburton Co.	3,324	76,020
Helix Energy Solutions Group, Inc. (a)	331	1,033
Helmerich & Payne, Inc.	481	11,400
Nabors Industries, Ltd. (a)	42	3,406
Nov, Inc.	1,229	16,653
Oceaneering International, Inc. (a)	438	4,954
Oil States International, Inc. (a)	6	30
Patterson-UTI Energy, Inc.	783	6,616
ProPetro Holding Corp. (a)	381	3,086
Schlumberger NV	5,896	176,585
US Silica Holdings, Inc. (a)	315	2,961
		403,881
ENTERTAINMENT — 1.3%
Activision Blizzard, Inc.	253	16,832
Cinemark Holdings, Inc. (a)	522	8,415
Electronic Arts, Inc.	278	36,668
Live Nation Entertainment, Inc. (a)	529	63,316
Marcus Corp. (a)	26	464
Netflix, Inc. (a)	624	375,923
Take-Two Interactive Software, Inc. (a)	13	2,310
Walt Disney Co. (a)	4,535	702,426
World Wrestling Entertainment, Inc. Class A (c)	158	7,796
		1,214,150
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.0%
Acadia Realty Trust REIT	314	6,855
Agree Realty Corp. REIT	43	3,069
Alexander & Baldwin, Inc. REIT (a)	253	6,348
Alexandria Real Estate Equities, Inc. REIT	226	50,389
American Assets Trust, Inc. REIT	177	6,643
American Campus Communities, Inc. REIT	317	18,161
American Tower Corp. REIT	444	129,870
Apartment Income REIT Corp.	342	18,697
Armada Hoffler Properties, Inc. REIT	48	731
AvalonBay Communities, Inc. REIT	470	118,717
Boston Properties, Inc. REIT	447	51,486
Brandywine Realty Trust REIT	392	5,261
Brixmor Property Group, Inc. REIT	1,323	33,617
Camden Property Trust REIT	346	61,823
CareTrust REIT, Inc.	116	2,648
Centerspace REIT	45	4,991
Chatham Lodging Trust REIT (a)	311	4,267
Security Description	Shares	Value
Community Healthcare Trust, Inc. REIT	8	$ 378
Corporate Office Properties Trust REIT	86	2,405
Cousins Properties, Inc. REIT	468	18,851
Crown Castle International Corp. REIT	328	68,467
CyrusOne, Inc. REIT	94	8,434
DiamondRock Hospitality Co. REIT (a)	727	6,987
Digital Realty Trust, Inc. REIT	92	16,272
Diversified Healthcare Trust REIT	54	167
Douglas Emmett, Inc. REIT	438	14,673
Duke Realty Corp. REIT	534	35,052
Easterly Government Properties, Inc. REIT	27	619
EastGroup Properties, Inc. REIT	68	15,494
EPR Properties REIT	315	14,959
Equinix, Inc. REIT	49	41,446
Equity Residential REIT	1,294	117,107
Essential Properties Realty Trust, Inc. REIT	530	15,280
Essex Property Trust, Inc. REIT	219	77,138
Extra Space Storage, Inc. REIT	392	88,878
Federal Realty Investment Trust REIT	265	36,125
First Industrial Realty Trust, Inc. REIT	294	19,463
Four Corners Property Trust, Inc. REIT	56	1,647
Franklin Street Properties Corp. REIT	300	1,785
GEO Group, Inc. REIT (a) (c)	132	1,023
Getty Realty Corp. REIT	36	1,155
Global Net Lease, Inc. REIT	106	1,620
Healthcare Realty Trust, Inc. REIT	149	4,714
Healthpeak Properties, Inc. REIT	836	30,171
Highwoods Properties, Inc. REIT	328	14,626
Host Hotels & Resorts, Inc. REIT (a)	2,247	39,075
Hudson Pacific Properties, Inc. REIT	414	10,230
Independence Realty Trust, Inc. REIT	381	9,841
Industrial Logistics Properties Trust REIT	187	4,684
Innovative Industrial Properties, Inc. REIT (c)	106	27,868
Iron Mountain, Inc. REIT	1,077	56,359
iStar, Inc. REIT (c)	309	7,982
JBG SMITH Properties REIT	133	3,818
Kilroy Realty Corp. REIT	307	20,403
Kimco Realty Corp. REIT	2,685	66,185
Kite Realty Group Trust REIT	878	19,123
Lamar Advertising Co. Class A REIT	334	40,514
Life Storage, Inc. REIT	246	37,682

See accompanying notes to financial statements.
54

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
LTC Properties, Inc. REIT	60	$ 2,048
LXP Industrial Trust REIT	572	8,935
Macerich Co. REIT	1,033	17,850
Medical Properties Trust, Inc. REIT	582	13,753
Mid-America Apartment Communities, Inc. REIT	390	89,482
National Retail Properties, Inc. REIT	486	23,362
National Storage Affiliates Trust REIT	291	20,137
NexPoint Residential Trust, Inc. REIT	68	5,700
Office Properties Income Trust REIT	101	2,509
Omega Healthcare Investors, Inc. REIT	130	3,847
Park Hotels & Resorts, Inc. REIT (a)	1,044	19,711
Pebblebrook Hotel Trust REIT	580	12,975
Physicians Realty Trust REIT	154	2,900
PotlatchDeltic Corp. REIT	105	6,323
Prologis, Inc. REIT	1,203	202,537
PS Business Parks, Inc. REIT	55	10,129
Public Storage REIT	314	117,612
Rayonier, Inc. REIT	352	14,207
Realty Income Corp. REIT	538	38,515
Regency Centers Corp. REIT	590	44,457
Retail Opportunity Investments Corp. REIT	412	8,075
Rexford Industrial Realty, Inc. REIT	174	14,113
RPT Realty REIT	441	5,901
Sabra Health Care REIT, Inc.	216	2,925
Safehold, Inc. REIT	4	319
Saul Centers, Inc. REIT	60	3,181
SBA Communications Corp. REIT	83	32,289
Service Properties Trust REIT	649	5,705
Simon Property Group, Inc. REIT	1,391	222,240
SITE Centers Corp. REIT	736	11,651
SL Green Realty Corp. REIT	255	18,284
Spirit Realty Capital, Inc. REIT	420	20,240
STORE Capital Corp. REIT	398	13,691
Summit Hotel Properties, Inc. REIT (a)	169	1,649
Tanger Factory Outlet Centers, Inc. REIT	414	7,982
UDR, Inc. REIT	1,060	63,589
Uniti Group, Inc. REIT	684	9,583
Universal Health Realty Income Trust REIT	20	1,189
Urban Edge Properties REIT	490	9,310
Urstadt Biddle Properties, Inc. Class A REIT	171	3,642
Ventas, Inc. REIT	1,153	58,941
Veris Residential, Inc. REIT (a)	302	5,551
Vornado Realty Trust REIT	474	19,842
Washington Real Estate Investment Trust	284	7,341
Security Description	Shares	Value
Welltower, Inc. REIT	1,421	$ 121,879
Weyerhaeuser Co. REIT	1,546	63,664
Xenia Hotels & Resorts, Inc. REIT (a)	502	9,091
		2,921,129
FOOD & STAPLES RETAILING — 0.8%
Andersons, Inc.	59	2,284
BJ's Wholesale Club Holdings, Inc. (a)	402	26,922
Casey's General Stores, Inc.	28	5,526
Chefs' Warehouse, Inc. (a)	86	2,864
Costco Wholesale Corp.	720	408,744
Grocery Outlet Holding Corp. (a)	51	1,442
Kroger Co.	959	43,404
Performance Food Group Co. (a)	384	17,622
PriceSmart, Inc.	18	1,317
SpartanNash Co.	4	103
Sprouts Farmers Market, Inc. (a)	15	445
Sysco Corp.	1,499	117,746
United Natural Foods, Inc. (a)	238	11,681
Walmart, Inc.	155	22,427
Walgreens Boots Alliance, Inc.	2,103	109,693
		772,220
FOOD PRODUCTS — 0.5%
Archer-Daniels-Midland Co.	1,153	77,931
B&G Foods, Inc.	86	2,643
Calavo Growers, Inc.	6	254
Cal-Maine Foods, Inc. (a)	4	148
Campbell Soup Co.	24	1,043
Conagra Brands, Inc.	58	1,981
Darling Ingredients, Inc. (a)	580	40,188
Flowers Foods, Inc.	118	3,241
Fresh Del Monte Produce, Inc.	122	3,367
General Mills, Inc.	197	13,274
Hain Celestial Group, Inc. (a)	209	8,905
Hershey Co.	193	37,340
Hormel Foods Corp.	34	1,660
Ingredion, Inc.	104	10,051
J&J Snack Foods Corp.	11	1,738
J.M. Smucker Co.	59	8,013
John B Sanfilippo & Son, Inc.	30	2,705
Kellogg Co.	29	1,868
Kraft Heinz Co.	949	34,069
Lamb Weston Holdings, Inc.	16	1,014
Lancaster Colony Corp.	6	994
McCormick & Co., Inc.	29	2,802
Mondelez International, Inc. Class A	1,062	70,421
Pilgrim's Pride Corp. (a)	217	6,119
Post Holdings, Inc. (a)	87	9,808
Sanderson Farms, Inc.	62	11,847
Seneca Foods Corp. Class A (a)	13	623
Simply Good Foods Co. (a)	358	14,882
Tootsie Roll Industries, Inc.	7	254
TreeHouse Foods, Inc. (a)	6	243

See accompanying notes to financial statements.
55

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Tyson Foods, Inc. Class A	800	$ 69,728
		439,154
GAS UTILITIES — 0.1%
Atmos Energy Corp.	14	1,467
Chesapeake Utilities Corp.	21	3,062
National Fuel Gas Co.	231	14,770
New Jersey Resources Corp.	115	4,722
Northwest Natural Holding Co.	24	1,171
ONE Gas, Inc.	6	466
South Jersey Industries, Inc.	45	1,175
Southwest Gas Holdings, Inc. (a)	45	3,152
Spire, Inc.	43	2,804
UGI Corp.	476	21,853
		54,642
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Abbott Laboratories	1,347	189,577
ABIOMED, Inc. (a)	74	26,579
Align Technology, Inc. (a)	231	151,809
AngioDynamics, Inc. (a)	96	2,648
Avanos Medical, Inc. (a)	51	1,768
Baxter International, Inc.	163	13,992
Becton Dickinson and Co.	93	23,388
BioLife Solutions, Inc. (a)	106	3,951
Boston Scientific Corp. (a)	2,009	85,342
Cardiovascular Systems, Inc. (a)	4	75
CONMED Corp.	113	16,019
Cooper Cos., Inc.	80	33,515
CryoLife, Inc. (a)	79	1,608
Cutera, Inc. (a)	84	3,471
DENTSPLY SIRONA, Inc.	261	14,561
DexCom, Inc. (a)	367	197,061
Edwards Lifesciences Corp. (a)	2,097	271,666
Envista Holdings Corp. (a)	542	24,422
Glaukos Corp. (a)	5	222
Globus Medical, Inc. Class A (a)	229	16,534
Haemonetics Corp. (a)	5	265
Heska Corp. (a)	46	8,395
Hologic, Inc. (a)	95	7,273
ICU Medical, Inc. (a)	41	9,731
IDEXX Laboratories, Inc. (a)	249	163,957
Inogen, Inc. (a)	83	2,822
Integer Holdings Corp. (a)	100	8,559
Integra LifeSciences Holdings Corp. (a)	228	15,274
Intuitive Surgical, Inc. (a)	1,045	375,468
Lantheus Holdings, Inc. (a)	232	6,702
LeMaitre Vascular, Inc.	77	3,868
LivaNova PLC (a)	206	18,011
Masimo Corp. (a)	49	14,346
Medtronic PLC	1,896	196,141
Meridian Bioscience, Inc. (a)	33	673
Merit Medical Systems, Inc. (a)	148	9,220
Natus Medical, Inc. (a)	3	71
Neogen Corp. (a)	117	5,313
NuVasive, Inc. (a)	118	6,193
Security Description	Shares	Value
OraSure Technologies, Inc. (a)	8	$ 70
Orthofix Medical, Inc. (a)	25	777
Penumbra, Inc. (a)	4	1,149
Quidel Corp. (a)	4	540
ResMed, Inc.	363	94,554
STAAR Surgical Co. (a)	180	16,434
STERIS PLC	76	18,499
Stryker Corp.	692	185,055
Tactile Systems Technology, Inc. (a)	2	38
Tandem Diabetes Care, Inc. (a)	34	5,118
Teleflex, Inc.	46	15,110
Varex Imaging Corp. (a)	166	5,237
Zimmer Biomet Holdings, Inc.	113	14,355
		2,287,426
HEALTH CARE PROVIDERS & SERVICES — 2.5%
Acadia Healthcare Co., Inc. (a)	341	20,699
Addus HomeCare Corp. (a)	2	187
Amedisys, Inc. (a)	13	2,104
AmerisourceBergen Corp.	211	28,040
AMN Healthcare Services, Inc. (a)	198	24,221
Anthem, Inc.	608	281,832
Apollo Medical Holdings, Inc. (a)	176	12,933
Cardinal Health, Inc.	174	8,959
Centene Corp. (a)	190	15,656
Chemed Corp.	2	1,058
Cigna Corp.	406	93,230
Community Health Systems, Inc. (a)	664	8,838
CorVel Corp. (a)	37	7,696
Covetrus, Inc. (a)	132	2,636
Cross Country Healthcare, Inc. (a)	215	5,968
CVS Health Corp.	4,152	428,320
DaVita, Inc. (a)	153	17,405
Encompass Health Corp.	108	7,048
Ensign Group, Inc.	94	7,892
Fulgent Genetics, Inc. (a) (c)	76	7,645
Hanger, Inc. (a)	79	1,432
HCA Healthcare, Inc.	966	248,185
HealthEquity, Inc. (a)	118	5,220
Henry Schein, Inc. (a)	136	10,544
Humana, Inc.	14	6,494
Joint Corp. (a)	62	4,073
Laboratory Corp. of America Holdings (a)	262	82,323
LHC Group, Inc. (a)	12	1,647
Magellan Health, Inc. (a)	59	5,604
McKesson Corp.	352	87,497
MEDNAX, Inc. (a)	337	9,170
ModivCare, Inc. (a)	39	5,783
Molina Healthcare, Inc. (a)	162	51,529
Option Care Health, Inc. (a)	526	14,959
Owens & Minor, Inc.	156	6,786
Patterson Cos., Inc.	93	2,730
Pennant Group, Inc. (a)	3	69
Progyny, Inc. (a)	308	15,508

See accompanying notes to financial statements.
56

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Quest Diagnostics, Inc.	119	$ 20,588
R1 RCM, Inc. (a)	216	5,506
RadNet, Inc. (a)	225	6,775
Select Medical Holdings Corp.	404	11,878
Tenet Healthcare Corp. (a)	453	37,006
Tivity Health, Inc. (a)	176	4,653
UnitedHealth Group, Inc.	1,535	770,785
Universal Health Services, Inc. Class B	107	13,874
US Physical Therapy, Inc.	39	3,727
		2,416,712
HEALTH CARE TECHNOLOGY — 0.0% (e)
Allscripts Healthcare Solutions, Inc. (a)	258	4,760
Cerner Corp.	32	2,972
Computer Programs & Systems, Inc. (a)	29	850
NextGen Healthcare, Inc. (a)	109	1,939
Omnicell, Inc. (a)	165	29,772
Simulations Plus, Inc. (c)	2	95
Tabula Rasa HealthCare, Inc. (a)	25	375
		40,763
HOTELS, RESTAURANTS & LEISURE — 2.1%
BJ's Restaurants, Inc. (a)	108	3,731
Bloomin' Brands, Inc. (a)	355	7,448
Booking Holdings, Inc. (a)	120	287,908
Boyd Gaming Corp. (a)	364	23,867
Brinker International, Inc. (a)	35	1,281
Caesars Entertainment, Inc. (a)	903	84,458
Carnival Corp. (a) (c)	3,033	61,024
Cheesecake Factory, Inc. (a)	195	7,634
Chipotle Mexican Grill, Inc. (a)	88	153,846
Choice Hotels International, Inc.	82	12,791
Churchill Downs, Inc.	104	25,054
Chuy's Holdings, Inc. (a)	93	2,801
Cracker Barrel Old Country Store, Inc.	28	3,602
Darden Restaurants, Inc.	467	70,349
Dave & Buster's Entertainment, Inc. (a)	222	8,525
Dine Brands Global, Inc.	87	6,595
Domino's Pizza, Inc.	51	28,781
Expedia Group, Inc. (a)	552	99,757
Hilton Worldwide Holdings, Inc. (a)	877	136,803
Jack in the Box, Inc.	26	2,274
Las Vegas Sands Corp. (a)	37	1,393
Marriott International, Inc. Class A (a)	920	152,021
Marriott Vacations Worldwide Corp.	144	24,333
McDonald's Corp.	567	151,996
MGM Resorts International	1,693	75,982
Monarch Casino & Resort, Inc. (a)	55	4,067
Norwegian Cruise Line Holdings, Ltd. (a)	1,245	25,821
Papa John's International, Inc.	117	15,616
Security Description	Shares	Value
Penn National Gaming, Inc. (a)	357	$ 18,510
Royal Caribbean Cruises, Ltd. (a)	754	57,983
Ruth's Hospitality Group, Inc. (a)	58	1,154
Scientific Games Corp. Class A (a)	408	27,267
Shake Shack, Inc. Class A (a)	30	2,165
Six Flags Entertainment Corp. (a)	335	14,264
Starbucks Corp.	1,919	224,465
Texas Roadhouse, Inc.	144	12,856
Travel + Leisure Co.	328	18,129
Wendy's Co.	21	501
Wingstop, Inc.	87	15,034
Wyndham Hotels & Resorts, Inc.	335	30,033
Wynn Resorts, Ltd. (a) (c)	103	8,759
Yum! Brands, Inc.	610	84,705
		1,995,583
HOUSEHOLD DURABLES — 0.5%
Cavco Industries, Inc. (a)	9	2,859
Century Communities, Inc.	131	10,714
D.R. Horton, Inc.	460	49,887
Ethan Allen Interiors, Inc.	143	3,759
Garmin, Ltd.	487	66,315
Helen of Troy, Ltd. (a)	33	8,067
Installed Building Products, Inc.	23	3,214
iRobot Corp. (a)	3	198
KB Home	119	5,323
La-Z-Boy, Inc.	5	182
Leggett & Platt, Inc.	72	2,964
Lennar Corp. Class A	626	72,716
LGI Homes, Inc. (a)	45	6,952
M/I Homes, Inc. (a)	103	6,405
MDC Holdings, Inc.	87	4,857
Meritage Homes Corp. (a)	4	488
Mohawk Industries, Inc. (a)	212	38,622
Newell Brands, Inc.	616	13,453
NVR, Inc. (a)	4	23,635
PulteGroup, Inc.	197	11,260
Taylor Morrison Home Corp. (a)	108	3,776
Tempur Sealy International, Inc.	832	39,129
Toll Brothers, Inc.	239	17,301
TopBuild Corp. (a)	68	18,762
Tri Pointe Homes, Inc. (a)	180	5,020
Tupperware Brands Corp. (a)	5	76
Universal Electronics, Inc. (a)	5	204
Whirlpool Corp.	48	11,264
		427,402
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. Class A (a)	48	2,297
Church & Dwight Co., Inc.	29	2,972
Clorox Co.	16	2,790
Colgate-Palmolive Co.	122	10,411
Energizer Holdings, Inc.	7	281
Kimberly-Clark Corp.	110	15,721
Procter & Gamble Co.	790	129,228

See accompanying notes to financial statements.
57

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
WD-40 Co.	1	$ 245
		163,945
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (e)
AES Corp.	651	15,819
INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.	440	78,157
General Electric Co.	4,169	393,845
Honeywell International, Inc.	1,423	296,710
Roper Technologies, Inc.	103	50,662
		819,374
INSURANCE — 2.3%
Aflac, Inc.	2,076	121,218
Alleghany Corp. (a)	11	7,343
Allstate Corp.	866	101,885
American Equity Investment Life Holding Co.	80	3,114
American Financial Group, Inc.	280	38,450
American International Group, Inc.	3,170	180,246
AMERISAFE, Inc.	6	323
Aon PLC Class A	710	213,398
Arthur J Gallagher & Co.	606	102,820
Assurant, Inc.	96	14,963
Assured Guaranty, Ltd.	293	14,709
Brighthouse Financial, Inc. (a)	189	9,790
Brown & Brown, Inc.	330	23,192
Chubb, Ltd.	1,000	193,310
Cincinnati Financial Corp.	524	59,699
CNO Financial Group, Inc.	360	8,582
eHealth, Inc. (a)	54	1,377
Employers Holdings, Inc.	36	1,490
Everest Re Group, Ltd.	65	17,805
First American Financial Corp.	346	27,068
Genworth Financial, Inc. Class A (a)	328	1,328
Globe Life, Inc.	51	4,780
Hanover Insurance Group, Inc.	100	13,106
Hartford Financial Services Group, Inc.	1,394	96,242
HCI Group, Inc.	41	3,425
Horace Mann Educators Corp.	48	1,858
James River Group Holdings, Ltd.	47	1,354
Kemper Corp.	7	411
Kinsale Capital Group, Inc.	2	476
Lincoln National Corp.	772	52,697
Loews Corp.	640	36,966
Marsh & McLennan Cos., Inc.	1,484	257,949
Mercury General Corp.	85	4,510
MetLife, Inc.	2,608	162,974
Old Republic International Corp.	1,018	25,022
Palomar Holdings, Inc. (a)	14	907
Primerica, Inc.	85	13,028
Principal Financial Group, Inc.	963	69,654
ProAssurance Corp.	189	4,782
Progressive Corp.	190	19,503
Security Description	Shares	Value
Prudential Financial, Inc.	1,469	$ 159,004
Reinsurance Group of America, Inc.	52	5,693
RenaissanceRe Holdings, Ltd.	5	847
RLI Corp.	54	6,053
Safety Insurance Group, Inc.	21	1,786
Selective Insurance Group, Inc.	165	13,520
Stewart Information Services Corp.	85	6,777
Travelers Cos., Inc.	352	55,063
Trupanion, Inc. (a)	19	2,509
United Fire Group, Inc.	30	696
Universal Insurance Holdings, Inc.	61	1,037
Unum Group	599	14,717
Willis Towers Watson PLC	210	49,873
WR Berkley Corp.	186	15,324
		2,244,653
INTERACTIVE MEDIA & SERVICES — 7.7%
Alphabet, Inc. Class A (a)	1,083	3,137,494
Alphabet, Inc. Class C (a)	945	2,734,443
Match Group, Inc. (a)	631	83,450
Meta Platforms, Inc. Class A (a)	3,880	1,305,038
QuinStreet, Inc. (a)	163	2,965
TripAdvisor, Inc. (a)	374	10,195
Twitter, Inc. (a)	2,338	101,048
Yelp, Inc. (a)	277	10,039
Ziff Davis, Inc. (a)	204	22,615
		7,407,287
INTERNET & DIRECT MARKETING RETAIL — 1.1%
Amazon.com, Inc. (a)	238	793,573
eBay, Inc.	1,844	122,626
Etsy, Inc. (a)	481	105,310
Liquidity Services, Inc. (a)	169	3,731
PetMed Express, Inc. (c)	2	51
Shutterstock, Inc.	85	9,425
		1,034,716
IT SERVICES — 3.1%
Accenture PLC Class A	1,858	770,234
Akamai Technologies, Inc. (a)	59	6,905
Alliance Data Systems Corp.	218	14,512
Automatic Data Processing, Inc.	689	169,894
Broadridge Financial Solutions, Inc.	139	25,412
Cognizant Technology Solutions Corp. Class A	190	16,857
Concentrix Corp.	88	15,719
CSG Systems International, Inc.	26	1,498
DXC Technology Co. (a)	957	30,806
EVERTEC, Inc.	151	7,547
ExlService Holdings, Inc. (a)	112	16,214
Fidelity National Information Services, Inc.	76	8,295
Fiserv, Inc. (a)	453	47,017
FleetCor Technologies, Inc. (a)	81	18,131
Gartner, Inc. (a)	354	118,349
Genpact, Ltd.	431	22,877
Global Payments, Inc.	32	4,326

See accompanying notes to financial statements.
58

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
International Business Machines Corp.	1,653	$ 220,940
Jack Henry & Associates, Inc.	56	9,351
Kyndryl Holdings, Inc. (a)	330	5,973
LiveRamp Holdings, Inc. (a)	24	1,151
Mastercard, Inc. Class A	851	305,781
MAXIMUS, Inc.	66	5,258
Paychex, Inc.	799	109,063
PayPal Holdings, Inc. (a)	2,933	553,105
Perficient, Inc. (a)	147	19,006
Sabre Corp. (a)	1,401	12,035
TTEC Holdings, Inc.	70	6,339
Unisys Corp. (a)	360	7,405
VeriSign, Inc. (a)	36	9,138
Visa, Inc. Class A	2,014	436,454
Western Union Co.	49	874
WEX, Inc. (a)	112	15,724
		3,012,190
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	253	25,485
Callaway Golf Co. (a)	427	11,717
Hasbro, Inc.	70	7,125
Mattel, Inc. (a)	795	17,140
Polaris, Inc.	146	16,047
Sturm Ruger & Co., Inc.	23	1,564
Vista Outdoor, Inc. (a)	270	12,439
YETI Holdings, Inc. (a)	350	28,990
		120,507
LIFE SCIENCES TOOLS & SERVICES — 1.9%
Agilent Technologies, Inc.	955	152,466
Bio-Rad Laboratories, Inc. Class A (a)	30	22,667
Bio-Techne Corp.	156	80,705
Charles River Laboratories International, Inc. (a)	191	71,965
Danaher Corp.	1,316	432,977
Illumina, Inc. (a)	392	149,133
IQVIA Holdings, Inc. (a)	603	170,130
Medpace Holdings, Inc. (a)	109	23,723
Mettler-Toledo International, Inc. (a)	53	89,952
NeoGenomics, Inc. (a)	128	4,367
PerkinElmer, Inc.	289	58,106
Repligen Corp. (a)	194	51,379
Syneos Health, Inc. (a)	358	36,759
Thermo Fisher Scientific, Inc.	470	313,603
Waters Corp. (a)	206	76,756
West Pharmaceutical Services, Inc.	249	116,784
		1,851,472
MACHINERY — 1.5%
AGCO Corp.	208	24,132
Alamo Group, Inc.	23	3,385
Albany International Corp. Class A	106	9,376
Astec Industries, Inc.	7	485
Barnes Group, Inc.	35	1,631
Security Description	Shares	Value
Caterpillar, Inc.	653	$ 135,001
Chart Industries, Inc. (a)	160	25,518
CIRCOR International, Inc. (a)	7	190
Colfax Corp. (a)	426	19,583
Crane Co.	194	19,736
Cummins, Inc.	47	10,253
Deere & Co.	893	306,201
Donaldson Co., Inc.	150	8,889
Dover Corp.	391	71,006
Enerpac Tool Group Corp.	46	933
EnPro Industries, Inc.	76	8,365
ESCO Technologies, Inc.	3	270
Federal Signal Corp.	126	5,461
Flowserve Corp.	155	4,743
Fortive Corp.	272	20,751
Franklin Electric Co., Inc.	89	8,416
Graco, Inc.	129	10,400
Greenbrier Cos., Inc.	150	6,883
Hillenbrand, Inc.	214	11,126
IDEX Corp.	91	21,505
Illinois Tool Works, Inc.	93	22,952
Ingersoll Rand, Inc.	1,187	73,440
ITT, Inc.	252	25,752
John Bean Technologies Corp.	125	19,195
Kennametal, Inc.	64	2,298
Lincoln Electric Holdings, Inc.	84	11,715
Lindsay Corp.	32	4,864
Meritor, Inc. (a)	26	644
Middleby Corp. (a)	211	41,516
Mueller Industries, Inc.	184	10,922
Nordson Corp.	58	14,806
Oshkosh Corp.	216	24,345
Otis Worldwide Corp.	972	84,632
PACCAR, Inc.	38	3,354
Parker-Hannifin Corp.	294	93,527
Pentair PLC	486	35,493
Proto Labs, Inc. (a)	23	1,181
Snap-on, Inc.	123	26,492
SPX Corp. (a)	64	3,819
SPX FLOW, Inc.	169	14,615
Standex International Corp.	51	5,644
Stanley Black & Decker, Inc.	53	9,997
Tennant Co.	21	1,702
Terex Corp.	296	13,009
Timken Co.	38	2,633
Toro Co.	105	10,490
Trinity Industries, Inc.	244	7,369
Wabash National Corp.	34	664
Watts Water Technologies, Inc. Class A	87	16,893
Westinghouse Air Brake Technologies Corp.	554	51,029
Woodward, Inc.	173	18,937
Xylem, Inc.	528	63,318
		1,451,486

See accompanying notes to financial statements.
59

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
MARINE — 0.0% (e)
Kirby Corp. (a)	72	$ 4,278
Matson, Inc.	146	13,145
		17,423
MEDIA — 1.0%
AMC Networks, Inc. Class A (a)	145	4,994
Cable One, Inc.	1	1,763
Charter Communications, Inc. Class A (a)	124	80,844
Comcast Corp. Class A	10,437	525,294
Discovery, Inc. Class A (a)	202	4,755
Discovery, Inc. Class C (a)	626	14,335
DISH Network Corp. Class A (a)	945	30,656
EW Scripps Co. Class A	195	3,773
Fox Corp. Class A	985	36,347
Fox Corp. Class B	349	11,960
Gannett Co., Inc. (a)	798	4,253
Interpublic Group of Cos., Inc.	1,658	62,092
John Wiley & Sons, Inc. Class A	184	10,538
Loyalty Ventures, Inc. (a)	87	2,616
New York Times Co. Class A	199	9,612
News Corp. Class A	1,486	33,153
News Corp. Class B	538	12,105
Omnicom Group, Inc.	752	55,099
Scholastic Corp.	112	4,476
TechTarget, Inc. (a)	112	10,714
TEGNA, Inc.	864	16,036
ViacomCBS, Inc. Class B	1,643	49,586
		985,001
METALS & MINING — 0.6%
Allegheny Technologies, Inc. (a)	590	9,399
Arconic Corp. (a)	320	10,563
Carpenter Technology Corp.	201	5,867
Century Aluminum Co. (a)	171	2,832
Cleveland-Cliffs, Inc. (a)	1,924	41,885
Commercial Metals Co.	394	14,298
Compass Minerals International, Inc.	28	1,430
Freeport-McMoRan, Inc.	5,894	245,957
Kaiser Aluminum Corp.	50	4,697
Materion Corp.	48	4,413
Newmont Corp.	96	5,954
Nucor Corp.	1,243	141,888
Reliance Steel & Aluminum Co.	131	21,251
Royal Gold, Inc.	7	736
Steel Dynamics, Inc.	779	48,353
SunCoke Energy, Inc.	27	178
TimkenSteel Corp. (a)	96	1,584
United States Steel Corp.	1,143	27,215
Warrior Met Coal, Inc.	173	4,448
Worthington Industries, Inc.	18	984
		593,932
Security Description	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (e)
Apollo Commercial Real Estate Finance, Inc. REIT	538	$ 7,080
ARMOUR Residential REIT, Inc. (c)	61	598
Ellington Financial, Inc. REIT	237	4,050
Granite Point Mortgage Trust, Inc. REIT	328	3,841
Invesco Mortgage Capital, Inc. REIT	557	1,548
New York Mortgage Trust, Inc. REIT	1,691	6,291
PennyMac Mortgage Investment Trust REIT	106	1,837
Ready Capital Corp. REIT	257	4,017
Redwood Trust, Inc. REIT	526	6,938
Two Harbors Investment Corp. REIT	1,096	6,324
		42,524
MULTI-UTILITIES — 0.1%
Ameren Corp.	84	7,477
Avista Corp.	54	2,294
Black Hills Corp.	83	5,857
CenterPoint Energy, Inc.	579	16,160
CMS Energy Corp.	36	2,342
Consolidated Edison, Inc.	50	4,266
Dominion Energy, Inc.	97	7,620
DTE Energy Co.	105	12,552
MDU Resources Group, Inc.	286	8,820
NiSource, Inc.	250	6,902
NorthWestern Corp. (c)	42	2,401
Public Service Enterprise Group, Inc.	305	20,353
Sempra Energy	122	16,138
WEC Energy Group, Inc.	38	3,689
		116,871
MULTILINE RETAIL — 0.5%
Big Lots, Inc.	4	180
Dollar General Corp.	26	6,131
Dollar Tree, Inc. (a)	84	11,804
Kohl's Corp.	661	32,647
Macy's, Inc.	1,320	34,558
Nordstrom, Inc. (a) (c)	481	10,880
Ollie's Bargain Outlet Holdings, Inc. (a) (c)	6	307
Target Corp.	1,557	360,352
		456,859
OIL, GAS & CONSUMABLE FUELS — 4.2%
Antero Midstream Corp.	1,304	12,623
APA Corp.	1,600	43,024
Callon Petroleum Co. (a)	167	7,891
Chevron Corp.	6,086	714,192
Civitas Resources, Inc.	307	15,034
CNX Resources Corp. (a)	498	6,848
ConocoPhillips	5,610	404,930

See accompanying notes to financial statements.
60

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
CONSOL Energy, Inc. (a)	184	$ 4,179
Coterra Energy, Inc.	970	18,430
Devon Energy Corp.	2,664	117,349
Diamondback Energy, Inc.	720	77,652
DTE Midstream LLC (a)	105	5,038
EOG Resources, Inc.	2,460	218,522
EQT Corp. (a)	689	15,027
Equitrans Midstream Corp.	1,279	13,225
Exxon Mobil Corp.	17,085	1,045,431
Green Plains, Inc. (a) (c)	198	6,882
Hess Corp.	1,157	85,653
HollyFrontier Corp.	600	19,668
Kinder Morgan, Inc.	5,711	90,576
Laredo Petroleum, Inc. (a)	68	4,089
Marathon Oil Corp.	3,336	54,777
Marathon Petroleum Corp.	2,619	167,590
Matador Resources Co.	510	18,829
Murphy Oil Corp.	612	15,979
Occidental Petroleum Corp.	3,754	108,828
ONEOK, Inc.	1,886	110,821
Par Pacific Holdings, Inc. (a)	278	4,584
PBF Energy, Inc. Class A (a)	405	5,253
PDC Energy, Inc.	464	22,634
Phillips 66	1,473	106,734
Pioneer Natural Resources Co.	960	174,605
Range Resources Corp. (a)	1,099	19,595
Ranger Oil Corp. Class A (a)	25	673
Renewable Energy Group, Inc. (a)	5	212
SM Energy Co.	497	14,652
Southwestern Energy Co. (a)	4,317	20,117
Targa Resources Corp.	968	50,568
Valero Energy Corp.	1,641	123,256
Williams Cos., Inc.	3,560	92,702
World Fuel Services Corp.	159	4,209
		4,042,881
PAPER & FOREST PRODUCTS — 0.0% (e)
Clearwater Paper Corp. (a)	5	183
Glatfelter Corp.	69	1,187
Louisiana-Pacific Corp.	425	33,299
Neenah, Inc.	5	231
Schweitzer-Mauduit International, Inc.	17	508
Sylvamo Corp. (a)	149	4,156
		39,564
PERSONAL PRODUCTS — 0.3%
Coty, Inc. Class A (a)	1,448	15,204
Edgewell Personal Care Co.	213	9,736
elf Beauty, Inc. (a)	169	5,613
Estee Lauder Cos., Inc. Class A	528	195,466
Inter Parfums, Inc.	88	9,407
Medifast, Inc.	29	6,073
Nu Skin Enterprises, Inc. Class A	5	254
USANA Health Sciences, Inc. (a)	36	3,643
		245,396
Security Description	Shares	Value
PHARMACEUTICALS — 2.4%
ANI Pharmaceuticals, Inc. (a)	57	$ 2,627
Bristol-Myers Squibb Co.	723	45,079
Catalent, Inc. (a)	536	68,624
Collegium Pharmaceutical, Inc. (a)	19	355
Corcept Therapeutics, Inc. (a)	102	2,020
Eli Lilly & Co.	3,015	832,803
Endo International PLC (a)	25	94
Innoviva, Inc. (a)	132	2,277
Jazz Pharmaceuticals PLC (a)	7	892
Johnson & Johnson	2,571	439,821
Merck & Co., Inc.	1,373	105,227
Nektar Therapeutics (a)	181	2,445
Organon & Co.	29	883
Pacira BioSciences, Inc. (a)	38	2,286
Perrigo Co. PLC	21	817
Pfizer, Inc.	11,559	682,559
Phibro Animal Health Corp. Class A	2	41
Prestige Consumer Healthcare, Inc. (a)	150	9,097
Supernus Pharmaceuticals, Inc. (a)	147	4,287
Viatris, Inc.	146	1,975
Zoetis, Inc.	566	138,121
		2,342,330
PROFESSIONAL SERVICES — 0.6%
ASGN, Inc. (a)	161	19,867
CACI International, Inc. Class A (a)	30	8,076
Equifax, Inc.	489	143,174
Exponent, Inc.	175	20,428
FTI Consulting, Inc. (a)	85	13,041
Heidrick & Struggles International, Inc.	49	2,143
IHS Markit, Ltd.	1,168	155,251
Insperity, Inc.	100	11,811
Jacobs Engineering Group, Inc.	325	45,250
KBR, Inc.	588	28,001
Kelly Services, Inc. Class A	20	335
Korn Ferry	238	18,024
Leidos Holdings, Inc.	138	12,268
ManpowerGroup, Inc.	182	17,714
ManTech International Corp. Class A	18	1,313
Nielsen Holdings PLC	1,051	21,556
Resources Connection, Inc.	194	3,461
Robert Half International, Inc.	476	53,083
Science Applications International Corp.	48	4,012
TrueBlue, Inc. (a)	149	4,123
Verisk Analytics, Inc.	123	28,134
		611,065
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	1,348	146,271
Douglas Elliman, Inc.	270	3,105
Jones Lang LaSalle, Inc. (a)	215	57,908
Marcus & Millichap, Inc. (a)	89	4,580

See accompanying notes to financial statements.
61

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Realogy Holdings Corp. (a)	392	$ 6,590
St. Joe Co.	111	5,778
		224,232
ROAD & RAIL — 0.6%
ArcBest Corp.	96	11,506
Avis Budget Group, Inc. (a)	170	35,253
CSX Corp.	1,712	64,371
Heartland Express, Inc.	26	437
JB Hunt Transport Services, Inc.	210	42,924
Knight-Swift Transportation Holdings, Inc.	378	23,035
Landstar System, Inc.	62	11,099
Marten Transport, Ltd.	6	103
Norfolk Southern Corp.	188	55,970
Old Dominion Freight Line, Inc.	295	105,722
Ryder System, Inc.	230	18,959
Saia, Inc. (a)	89	29,996
Union Pacific Corp.	495	124,705
Werner Enterprises, Inc.	6	286
XPO Logistics, Inc. (a)	310	24,003
		548,369
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.7%
Advanced Micro Devices, Inc. (a)	2,764	397,740
Amkor Technology, Inc.	499	12,370
Analog Devices, Inc.	1,576	277,014
Applied Materials, Inc.	3,841	604,420
Axcelis Technologies, Inc. (a)	161	12,004
Azenta, Inc.	328	33,820
Broadcom, Inc.	1,212	806,477
CEVA, Inc. (a)	7	303
Cirrus Logic, Inc. (a)	56	5,153
CMC Materials, Inc.	3	575
Cohu, Inc. (a)	213	8,113
Diodes, Inc. (a)	168	18,448
Enphase Energy, Inc. (a)	424	77,567
First Solar, Inc. (a)	54	4,707
FormFactor, Inc. (a)	122	5,578
Ichor Holdings, Ltd. (a)	124	5,708
Intel Corp.	4,842	249,363
KLA Corp.	584	251,184
Kulicke & Soffa Industries, Inc.	274	16,588
Lam Research Corp.	510	366,766
Lattice Semiconductor Corp. (a)	575	44,309
MaxLinear, Inc. (a)	273	20,581
Microchip Technology, Inc.	1,606	139,818
Micron Technology, Inc.	3,054	284,480
MKS Instruments, Inc.	138	24,035
Monolithic Power Systems, Inc.	138	68,080
NVIDIA Corp.	8,998	2,646,402
NXP Semiconductors NV	777	176,985
Onto Innovation, Inc. (a)	216	21,866
PDF Solutions, Inc. (a)	3	95
Photronics, Inc. (a)	237	4,467
Power Integrations, Inc.	203	18,857
Security Description	Shares	Value
Qorvo, Inc. (a)	229	$ 35,813
QUALCOMM, Inc.	367	67,113
Rambus, Inc. (a)	420	12,344
Semtech Corp. (a)	176	15,652
Silicon Laboratories, Inc. (a)	93	19,197
Skyworks Solutions, Inc.	161	24,978
SMART Global Holdings, Inc. (a)	70	4,969
SolarEdge Technologies, Inc. (a)	17	4,770
Synaptics, Inc. (a)	159	46,032
Teradyne, Inc.	197	32,215
Texas Instruments, Inc.	2,104	396,541
Ultra Clean Holdings, Inc. (a)	161	9,235
Universal Display Corp.	5	825
Veeco Instruments, Inc. (a)	257	7,317
Wolfspeed, Inc. (a)	163	18,219
Xilinx, Inc.	349	73,998
		7,373,091
SOFTWARE — 10.2%
8x8, Inc. (a)	255	4,274
ACI Worldwide, Inc. (a)	38	1,319
Adobe, Inc. (a)	672	381,064
Agilysys, Inc. (a)	97	4,313
Alarm.com Holdings, Inc. (a)	60	5,089
ANSYS, Inc. (a)	72	28,881
Aspen Technology, Inc. (a)	37	5,631
Autodesk, Inc. (a)	263	73,953
Blackbaud, Inc. (a)	76	6,003
Bottomline Technologies DE, Inc. (a)	4	226
Cadence Design Systems, Inc. (a)	691	128,768
CDK Global, Inc.	13	543
Cerence, Inc. (a)	144	11,036
Ceridian HCM Holding, Inc. (a)	220	22,981
Citrix Systems, Inc.	15	1,419
CommVault Systems, Inc. (a)	194	13,371
Consensus Cloud Solutions, Inc. (a)	76	4,398
Digital Turbine, Inc. (a) (c)	370	22,566
Ebix, Inc.	2	61
Fair Isaac Corp. (a)	5	2,168
Fortinet, Inc. (a)	571	205,217
InterDigital, Inc.	25	1,791
Intuit, Inc.	1,077	692,748
LivePerson, Inc. (a)	53	1,893
Manhattan Associates, Inc. (a)	241	37,473
Microsoft Corp.	20,473	6,885,479
Mimecast, Ltd. (a)	219	17,426
NCR Corp. (a)	528	21,226
NortonLifeLock, Inc.	820	21,304
OneSpan, Inc. (a)	4	68
Oracle Corp.	5,453	475,556
Paycom Software, Inc. (a)	110	45,671
Paylocity Holding Corp. (a)	121	28,575
Progress Software Corp.	109	5,261
PTC, Inc. (a)	287	34,770
Qualys, Inc. (a)	47	6,449

See accompanying notes to financial statements.
62

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
SailPoint Technologies Holding, Inc. (a)	30	$ 1,450
salesforce.com, Inc. (a)	949	241,169
ServiceNow, Inc. (a)	236	153,190
SPS Commerce, Inc. (a)	144	20,498
Synopsys, Inc. (a)	381	140,399
Teradata Corp. (a)	462	19,621
Tyler Technologies, Inc. (a)	40	21,518
Vonage Holdings Corp. (a)	793	16,486
Xperi Holding Corp.	140	2,647
		9,815,949
SPECIALTY RETAIL — 2.3%
Abercrombie & Fitch Co. Class A (a)	249	8,673
Advance Auto Parts, Inc.	188	45,097
American Eagle Outfitters, Inc. (c)	636	16,104
America's Car-Mart, Inc. (a)	35	3,584
Asbury Automotive Group, Inc. (a)	86	14,855
AutoNation, Inc. (a)	185	21,617
AutoZone, Inc. (a)	68	142,554
Bath & Body Works, Inc.	1,120	78,165
Bed Bath & Beyond, Inc. (a)	11	160
Best Buy Co., Inc.	24	2,438
Boot Barn Holdings, Inc. (a)	134	16,489
Buckle, Inc.	159	6,727
Caleres, Inc.	223	5,058
CarMax, Inc. (a)	477	62,120
Chico's FAS, Inc. (a)	575	3,093
Children's Place, Inc. (a)	64	5,075
Designer Brands, Inc. Class A (a) (c)	161	2,288
Dick's Sporting Goods, Inc. (c)	277	31,852
Five Below, Inc. (a)	115	23,792
Foot Locker, Inc.	108	4,712
GameStop Corp. Class A (a)	263	39,027
Gap, Inc.	210	3,706
Genesco, Inc. (a)	59	3,786
Group 1 Automotive, Inc.	80	15,618
Guess?, Inc.	223	5,281
Haverty Furniture Cos., Inc.	45	1,376
Hibbett, Inc.	60	4,316
Home Depot, Inc.	1,500	622,515
Lithia Motors, Inc.	75	22,271
Lowe's Cos., Inc.	1,133	292,858
Lumber Liquidators Holdings, Inc. (a)	3	51
MarineMax, Inc. (a)	122	7,203
Monro, Inc.	84	4,895
Murphy USA, Inc.	54	10,759
ODP Corp. (a)	208	8,170
O'Reilly Automotive, Inc. (a)	172	121,472
Rent-A-Center, Inc.	277	13,307
RH (a)	68	36,444
Ross Stores, Inc.	504	57,597
Sally Beauty Holdings, Inc. (a)	498	9,193
Shoe Carnival, Inc.	109	4,260
Security Description	Shares	Value
Signet Jewelers, Ltd.	244	$ 21,235
Sleep Number Corp. (a)	69	5,285
Sonic Automotive, Inc. Class A	23	1,137
TJX Cos., Inc.	2,492	189,193
Tractor Supply Co.	360	85,896
Ulta Beauty, Inc. (a)	208	85,767
Urban Outfitters, Inc. (a)	136	3,993
Victoria's Secret & Co. (a)	156	8,664
Williams-Sonoma, Inc.	302	51,077
Zumiez, Inc. (a)	92	4,415
		2,235,220
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.8%
3D Systems Corp. (a)	578	12,450
Apple, Inc.	28,900	5,131,773
Diebold Nixdorf, Inc. (a)	363	3,285
Hewlett Packard Enterprise Co.	4,960	78,219
HP, Inc.	3,897	146,800
NetApp, Inc.	948	87,207
Seagate Technology Holdings PLC	795	89,819
Western Digital Corp. (a)	964	62,862
Xerox Holdings Corp.	164	3,713
		5,616,128
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Capri Holdings, Ltd. (a)	643	41,737
Carter's, Inc.	43	4,353
Columbia Sportswear Co.	57	5,554
Crocs, Inc. (a)	264	33,850
Deckers Outdoor Corp. (a)	75	27,473
Fossil Group, Inc. (a)	47	484
G-III Apparel Group, Ltd. (a)	203	5,611
Hanesbrands, Inc.	189	3,160
Kontoor Brands, Inc. (c)	161	8,251
Movado Group, Inc.	107	4,476
NIKE, Inc. Class B	1,526	254,338
Oxford Industries, Inc.	75	7,614
PVH Corp.	271	28,902
Ralph Lauren Corp.	174	20,682
Skechers U.S.A., Inc. Class A (a)	278	12,065
Steven Madden, Ltd.	276	12,826
Tapestry, Inc.	999	40,559
Under Armour, Inc. Class A (a)	553	11,718
Under Armour, Inc. Class C (a)	611	11,023
VF Corp.	35	2,563
Wolverine World Wide, Inc.	62	1,786
		539,025
THRIFTS & MORTGAGE FINANCE — 0.1%
Axos Financial, Inc. (a)	204	11,406
Capitol Federal Financial, Inc.	42	476
Essent Group, Ltd.	85	3,870
Flagstar Bancorp, Inc.	143	6,855
MGIC Investment Corp.	1,068	15,401
Mr Cooper Group, Inc. (a)	375	15,604
New York Community Bancorp, Inc.	1,564	19,096

See accompanying notes to financial statements.
63

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
NMI Holdings, Inc. Class A (a)	28	$ 612
Northfield Bancorp, Inc.	254	4,105
Northwest Bancshares, Inc.	350	4,956
Provident Financial Services, Inc.	251	6,079
TrustCo Bank Corp.	30	999
Walker & Dunlop, Inc.	124	18,709
Washington Federal, Inc.	217	7,244
WSFS Financial Corp.	187	9,372
		124,784
TOBACCO — 0.6%
Altria Group, Inc.	4,202	199,133
Philip Morris International, Inc.	4,228	401,660
Universal Corp.	35	1,922
Vector Group, Ltd.	540	6,199
		608,914
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	121	12,427
Boise Cascade Co.	118	8,402
Fastenal Co.	686	43,945
GATX Corp.	93	9,690
GMS, Inc. (a)	189	11,361
MSC Industrial Direct Co., Inc. Class A	56	4,707
NOW, Inc. (a)	258	2,203
United Rentals, Inc. (a)	291	96,696
Univar Solutions, Inc. (a)	464	13,155
Veritiv Corp. (a)	58	7,109
W.W. Grainger, Inc.	33	17,102
Watsco, Inc.	32	10,012
		236,809
WATER UTILITIES — 0.1%
American States Water Co.	28	2,896
American Water Works Co., Inc.	138	26,063
California Water Service Group	117	8,408
Essential Utilities, Inc.	189	10,147
Middlesex Water Co.	59	7,098
		54,612
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Shenandoah Telecommunications Co.	80	$ 2,040
Telephone & Data Systems, Inc.	58	1,169
T-Mobile US, Inc. (a)	573	66,456
		69,665
TOTAL COMMON STOCKS (Cost $73,946,423)		95,962,539
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (f) (g)	107,614	107,624
State Street Navigator Securities Lending Portfolio II (d) (h)	23,997	23,997
TOTAL SHORT-TERM INVESTMENTS (Cost $23,997)		131,621
TOTAL INVESTMENTS — 100.0% (Cost $73,970,420)		96,094,160
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (e)		26,058
NET ASSETS — 100.0%		$ 96,120,218
(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	All or a portion of the shares of the security are on loan at December 31, 2021.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2021.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$95,962,539	$—	$—	$95,962,539
Short-Term Investments	131,621	—	—	131,621
TOTAL INVESTMENTS	$96,094,160	$—	$—	$96,094,160
See accompanying notes to financial statements.
64

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Corp.	721	$ 59,324	$ 31,955	$ —	$ —	$8,324	1,071	$ 99,603	$ —
State Street Institutional Liquid Reserves Fund, Premier Class	103,203	103,234	1,108,337	1,103,926	(21)	—	107,614	107,624	18
State Street Navigator Securities Lending Portfolio II	163,201	163,201	664,720	803,924	—	—	23,997	23,997	94
Total		$325,759	$1,805,012	$1,907,850	$(21)	$8,324		$231,224	$112
See accompanying notes to financial statements.
65

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.2%
Lockheed Martin Corp.	10,391	$ 3,693,066
Northrop Grumman Corp.	12,461	4,823,279
		8,516,345
AIR FREIGHT & LOGISTICS — 1.5%
C.H. Robinson Worldwide, Inc.	37,076	3,990,490
Expeditors International of Washington, Inc.	44,637	5,994,303
		9,984,793
AUTO COMPONENTS — 0.3%
Gentex Corp.	68,159	2,375,341
BEVERAGES — 2.2%
Coca-Cola Co.	113,345	6,711,158
PepsiCo, Inc.	47,040	8,171,318
		14,882,476
BUILDING PRODUCTS — 2.1%
Allegion PLC	25,267	3,346,361
Carlisle Cos., Inc.	14,758	3,661,755
Lennox International, Inc.	9,477	3,073,960
Trane Technologies PLC	21,699	4,383,849
		14,465,925
CAPITAL MARKETS — 3.4%
CME Group, Inc.	21,076	4,815,023
FactSet Research Systems, Inc.	10,558	5,131,293
Intercontinental Exchange, Inc.	50,467	6,902,372
Nasdaq, Inc.	32,090	6,739,221
		23,587,909
CHEMICALS — 2.9%
Air Products & Chemicals, Inc.	23,167	7,048,791
Ecolab, Inc.	21,318	5,000,990
Linde PLC	22,549	7,811,650
		19,861,431
COMMERCIAL SERVICES & SUPPLIES — 3.5%
MSA Safety, Inc.	10,176	1,536,169
Republic Services, Inc.	80,322	11,200,903
Tetra Tech, Inc.	14,961	2,540,378
Waste Management, Inc.	54,142	9,036,299
		24,313,749
COMMUNICATIONS EQUIPMENT — 0.7%
Motorola Solutions, Inc.	17,579	4,776,214
CONSTRUCTION MATERIALS — 0.8%
Vulcan Materials Co.	25,971	5,391,060
CONTAINERS & PACKAGING — 1.4%
AptarGroup, Inc.	18,106	2,217,623
Ball Corp.	57,002	5,487,583
Sonoco Products Co.	27,906	1,615,478
		9,320,684
DISTRIBUTORS — 0.8%
Pool Corp.	9,657	5,465,862
Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.5%
Service Corp. International	46,089	$ 3,271,858
DIVERSIFIED FINANCIAL SERVICES — 1.1%
Berkshire Hathaway, Inc. Class B (a)	25,084	7,500,116
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
AT&T, Inc.	148,163	3,644,810
Verizon Communications, Inc.	97,628	5,072,751
		8,717,561
ELECTRIC UTILITIES — 4.7%
Duke Energy Corp.	74,821	7,848,723
Eversource Energy	87,897	7,996,869
NextEra Energy, Inc.	90,782	8,475,408
Xcel Energy, Inc.	113,965	7,715,430
		32,036,430
ELECTRICAL EQUIPMENT — 1.2%
AMETEK, Inc.	25,124	3,694,233
Eaton Corp. PLC	25,969	4,487,962
		8,182,195
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	51,891	4,538,387
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 12.9%
Alexandria Real Estate Equities, Inc. REIT	37,743	8,415,179
American Homes 4 Rent Class A REIT	76,987	3,357,403
American Tower Corp. REIT	38,963	11,396,677
Camden Property Trust REIT	26,548	4,743,597
Crown Castle International Corp. REIT	59,209	12,359,287
Duke Realty Corp. REIT	105,476	6,923,444
EastGroup Properties, Inc. REIT	10,888	2,480,831
Equity LifeStyle Properties, Inc. REIT	51,403	4,505,987
Prologis, Inc. REIT	71,483	12,034,878
Public Storage REIT	33,462	12,533,527
Rexford Industrial Realty, Inc. REIT	36,682	2,975,277
Sun Communities, Inc. REIT	31,308	6,573,741
		88,299,828
FOOD & STAPLES RETAILING — 1.6%
Casey's General Stores, Inc.	10,291	2,030,929
Costco Wholesale Corp.	15,572	8,840,224
		10,871,153
GAS UTILITIES — 0.5%
Atmos Energy Corp.	35,670	3,737,146
HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
Abbott Laboratories	34,594	4,868,760
Baxter International, Inc.	48,316	4,147,445
Medtronic PLC	36,961	3,823,616
STERIS PLC	23,795	5,791,941

See accompanying notes to financial statements.
66

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Stryker Corp.	14,951	$ 3,998,196
		22,629,958
HEALTH CARE PROVIDERS & SERVICES — 0.7%
UnitedHealth Group, Inc.	10,074	5,058,558
HEALTH CARE TECHNOLOGY — 0.7%
Cerner Corp.	49,972	4,640,900
HOTELS, RESTAURANTS & LEISURE — 2.7%
Domino's Pizza, Inc.	6,538	3,689,589
McDonald's Corp.	28,372	7,605,682
Starbucks Corp.	29,707	3,474,828
Yum! Brands, Inc.	28,821	4,002,084
		18,772,183
HOUSEHOLD DURABLES — 0.4%
NVR, Inc. (a)	487	2,877,620
HOUSEHOLD PRODUCTS — 1.3%
Procter & Gamble Co.	54,590	8,929,832
INDUSTRIAL CONGLOMERATES — 1.8%
3M Co.	22,535	4,002,892
Honeywell International, Inc.	18,130	3,780,286
Roper Technologies, Inc.	9,232	4,540,852
		12,324,030
INSURANCE — 11.4%
Alleghany Corp. (a)	3,785	2,526,828
Allstate Corp.	48,833	5,745,202
Aon PLC Class A	20,908	6,284,109
Arthur J Gallagher & Co.	44,340	7,523,168
Assurant, Inc.	15,997	2,493,292
Brown & Brown, Inc.	65,370	4,594,204
Chubb, Ltd.	27,700	5,354,687
Enstar Group, Ltd. (a)	5,187	1,284,249
Globe Life, Inc.	28,330	2,655,088
Loews Corp.	63,553	3,670,821
Markel Corp. (a)	3,765	4,646,010
Marsh & McLennan Cos., Inc.	49,105	8,535,431
Old Republic International Corp.	79,086	1,943,934
Progressive Corp.	48,528	4,981,399
RenaissanceRe Holdings, Ltd.	13,997	2,370,112
Travelers Cos., Inc.	32,607	5,100,713
Willis Towers Watson PLC	22,709	5,393,160
WR Berkley Corp.	37,907	3,123,158
		78,225,565
INTERACTIVE MEDIA & SERVICES — 0.7%
Alphabet, Inc. Class A (a)	1,596	4,623,676
INTERNET & DIRECT MARKETING RETAIL — 0.4%
Amazon.com, Inc. (a)	734	2,447,406
IT SERVICES — 6.5%
Accenture PLC Class A	15,277	6,333,080
Amdocs, Ltd.	36,711	2,747,451
Automatic Data Processing, Inc.	22,115	5,453,117
Broadridge Financial Solutions, Inc.	24,862	4,545,271
Fidelity National Information Services, Inc.	26,959	2,942,575
Security Description	Shares	Value
Fiserv, Inc. (a)	30,464	$ 3,161,858
Jack Henry & Associates, Inc.	21,139	3,530,002
Paychex, Inc.	44,882	6,126,393
VeriSign, Inc. (a)	18,180	4,614,447
Visa, Inc. Class A	21,708	4,704,341
		44,158,535
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Hasbro, Inc.	23,369	2,378,497
LIFE SCIENCES TOOLS & SERVICES — 1.0%
Danaher Corp.	20,167	6,635,145
MACHINERY — 3.3%
Graco, Inc.	46,753	3,769,227
IDEX Corp.	18,180	4,296,298
Illinois Tool Works, Inc.	19,068	4,705,982
PACCAR, Inc.	34,177	3,016,462
Toro Co.	30,024	2,999,698
Xylem, Inc.	30,856	3,700,251
		22,487,918
MULTI-UTILITIES — 4.2%
Ameren Corp.	70,481	6,273,514
CMS Energy Corp.	80,527	5,238,281
Dominion Energy, Inc.	111,805	8,783,401
WEC Energy Group, Inc.	84,260	8,179,118
		28,474,314
MULTILINE RETAIL — 0.6%
Dollar General Corp.	16,629	3,921,617
OIL, GAS & CONSUMABLE FUELS — 0.9%
Chevron Corp.	16,913	1,984,741
Exxon Mobil Corp.	30,233	1,849,957
Kinder Morgan, Inc.	146,405	2,321,983
		6,156,681
PHARMACEUTICALS — 2.8%
Johnson & Johnson	34,490	5,900,204
Merck & Co., Inc.	69,258	5,307,933
Organon & Co.	6,951	211,658
Zoetis, Inc.	31,913	7,787,730
		19,207,525
PROFESSIONAL SERVICES — 0.9%
Verisk Analytics, Inc.	27,986	6,401,238
ROAD & RAIL — 0.8%
Landstar System, Inc.	10,605	1,898,507
Union Pacific Corp.	15,061	3,794,318
		5,692,825
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Texas Instruments, Inc.	21,268	4,008,380
SOFTWARE — 5.3%
Adobe, Inc. (a)	7,445	4,221,762
Black Knight, Inc. (a)	42,522	3,524,648
Intuit, Inc.	9,417	6,057,203
Microsoft Corp.	22,161	7,453,187

See accompanying notes to financial statements.
67

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Oracle Corp.	61,884	$ 5,396,904
Synopsys, Inc. (a)	13,635	5,024,497
Tyler Technologies, Inc. (a)	8,623	4,638,743
		36,316,944
SPECIALTY RETAIL — 3.2%
AutoZone, Inc. (a)	2,325	4,874,107
Home Depot, Inc.	15,321	6,358,368
O'Reilly Automotive, Inc. (a)	5,913	4,175,938
Ross Stores, Inc.	20,261	2,315,427
TJX Cos., Inc.	51,502	3,910,032
		21,633,872
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
NIKE, Inc. Class B	24,314	4,052,414
TOTAL COMMON STOCKS (Cost $544,305,951)		682,152,096
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (b) (c) (Cost $1,199,697)	1,199,577	1,199,697
TOTAL INVESTMENTS — 99.9% (Cost $545,505,648)		683,351,793
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		429,977
NET ASSETS — 100.0%		$ 683,781,770

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2021.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$682,152,096	$—	$—	$682,152,096
Short-Term Investment	1,199,697	—	—	1,199,697
TOTAL INVESTMENTS	$683,351,793	$—	$—	$683,351,793

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,290,489	$1,290,876	$9,632,085	$9,723,056	$(196)	$(12)	1,199,577	$1,199,697	$136
See accompanying notes to financial statements.
68

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.8%
Curtiss-Wright Corp.	3,166	$ 439,029
Kaman Corp.	7,564	326,387
Moog, Inc. Class A	4,289	347,280
National Presto Industries, Inc.	6,754	554,031
		1,666,727
AIR FREIGHT & LOGISTICS — 0.6%
Forward Air Corp.	5,644	683,432
Hub Group, Inc. Class A (a)	6,669	561,796
		1,245,228
AUTO COMPONENTS — 0.8%
Dorman Products, Inc. (a)	4,069	459,838
Gentherm, Inc. (a)	3,964	344,472
Standard Motor Products, Inc.	17,706	927,617
Stoneridge, Inc. (a)	6,034	119,111
		1,851,038
BANKS — 19.3%
1st Source Corp.	12,083	599,317
Allegiance Bancshares, Inc.	11,107	468,826
Arrow Financial Corp.	20,685	728,733
Associated Banc-Corp.	24,081	543,990
BancFirst Corp.	6,143	433,450
Bank First Corp.	7,491	541,150
Bank of Hawaii Corp.	4,957	415,198
Bank of Marin Bancorp	17,161	638,904
Banner Corp.	8,456	513,025
Brookline Bancorp, Inc.	39,467	638,971
Cadence Bank	12,849	382,772
Cambridge Bancorp	9,066	848,487
Camden National Corp.	13,195	635,471
Capital City Bank Group, Inc.	16,848	444,787
Central Pacific Financial Corp.	18,165	511,708
City Holding Co.	9,849	805,550
Community Bank System, Inc.	10,365	771,985
Community Trust Bancorp, Inc.	14,390	627,548
CVB Financial Corp.	29,246	626,157
Enterprise Financial Services Corp.	9,267	436,383
Farmers National Banc Corp.	34,753	644,668
First Bancshares, Inc.	12,756	492,637
First Busey Corp.	22,428	608,247
First Commonwealth Financial Corp.	30,766	495,025
First Community Bankshares, Inc.	19,998	668,333
First Financial Corp.	15,341	694,794
First Interstate BancSystem, Inc. Class A	11,392	463,313
First Merchants Corp.	9,352	391,755
First Mid-Illinois Bancshares, Inc.	17,046	729,398
First of Long Island Corp.	30,289	653,939
Flushing Financial Corp.	18,347	445,832
Fulton Financial Corp.	34,679	589,543
German American Bancorp, Inc.	14,289	556,985
Great Southern Bancorp, Inc.	9,583	567,793
Security Description	Shares	Value
Guaranty Bancshares, Inc.	10,884	$ 409,021
HarborOne Bancorp, Inc.	47,036	698,014
Heartland Financial USA, Inc.	9,242	467,738
Heritage Commerce Corp.	45,419	542,303
Heritage Financial Corp.	19,691	481,248
Hilltop Holdings, Inc.	13,041	458,261
HomeTrust Bancshares, Inc.	20,225	626,570
Independent Bank Corp. (b)	14,085	1,148,350
Independent Bank Corp. (b)	19,664	469,380
Investors Bancorp, Inc.	38,266	579,730
Lakeland Bancorp, Inc.	27,864	529,137
Lakeland Financial Corp.	7,063	566,029
MidWestOne Financial Group, Inc.	16,101	521,189
National Bank Holdings Corp. Class A	11,688	513,571
NBT Bancorp, Inc.	20,785	800,638
Nicolet Bankshares, Inc. (a)	10,767	923,270
OceanFirst Financial Corp.	18,313	406,549
Old National Bancorp	33,548	607,890
Park National Corp.	4,789	657,578
Peoples Bancorp, Inc.	16,759	533,104
QCR Holdings, Inc.	11,294	632,464
Republic Bancorp, Inc. Class A	12,681	644,702
S&T Bancorp, Inc.	16,891	532,404
Sandy Spring Bancorp, Inc.	13,074	628,598
Simmons First National Corp. Class A	16,433	486,088
Southern First Bancshares, Inc. (a)	9,130	570,534
Southside Bancshares, Inc.	20,581	860,697
Stock Yards Bancorp, Inc.	9,222	589,101
Tompkins Financial Corp.	7,336	613,143
Towne Bank	13,940	440,365
TriCo Bancshares	13,073	561,616
Trustmark Corp.	16,537	536,791
UMB Financial Corp.	5,272	559,412
Umpqua Holdings Corp.	24,655	474,362
Univest Financial Corp.	15,565	465,705
Washington Trust Bancorp, Inc.	11,729	661,164
WesBanco, Inc.	13,443	470,371
West Bancorporation, Inc.	18,073	561,528
Westamerica BanCorp	11,240	648,885
		42,492,174
BIOTECHNOLOGY — 1.3%
Alkermes PLC (a)	12,808	297,914
Amicus Therapeutics, Inc. (a)	12,810	147,955
Anika Therapeutics, Inc. (a)	5,522	197,853
Arena Pharmaceuticals, Inc. (a)	2,582	239,971
Biohaven Pharmaceutical Holding Co., Ltd. (a)	1,513	208,507
CytomX Therapeutics, Inc. (a)	14,808	64,119
Eagle Pharmaceuticals, Inc. (a)	3,066	156,121
Emergent BioSolutions, Inc. (a)	2,057	89,418
Enanta Pharmaceuticals, Inc. (a)	3,849	287,828
FibroGen, Inc. (a)	4,086	57,613
Heron Therapeutics, Inc. (a) (c)	9,087	82,964

See accompanying notes to financial statements.
69

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Ironwood Pharmaceuticals, Inc. (a) (c)	19,722	$ 229,959
Radius Health, Inc. (a) (c)	6,084	42,101
Sinovac Biotech, Ltd. (a)	30,008	194,152
Travere Therapeutics, Inc. (a)	6,746	209,396
Vanda Pharmaceuticals, Inc. (a)	9,538	149,651
Xencor, Inc. (a)	3,903	156,588
		2,812,110
BUILDING PRODUCTS — 1.1%
AAON, Inc.	8,962	711,852
Armstrong World Industries, Inc.	4,477	519,869
CSW Industrials, Inc.	4,896	591,731
Simpson Manufacturing Co., Inc.	4,321	600,921
		2,424,373
CAPITAL MARKETS — 1.3%
Diamond Hill Investment Group, Inc.	4,055	787,603
Houlihan Lokey, Inc.	12,620	1,306,422
Open Lending Corp. Class A (a)	7,737	173,928
PJT Partners, Inc. Class A	6,849	507,442
		2,775,395
CHEMICALS — 2.9%
Ashland Global Holdings, Inc.	5,988	644,668
Balchem Corp.	4,973	838,448
Chase Corp.	4,589	456,881
Hawkins, Inc.	9,897	390,437
Innospec, Inc.	3,744	338,233
Minerals Technologies, Inc.	4,921	359,971
NewMarket Corp.	2,991	1,025,075
Quaker Chemical Corp.	1,464	337,862
Sensient Technologies Corp.	9,117	912,247
Stepan Co.	5,300	658,737
Valvoline, Inc.	13,812	515,049
		6,477,608
COMMERCIAL SERVICES & SUPPLIES — 1.8%
ABM Industries, Inc.	7,810	319,039
Brady Corp. Class A	9,566	515,607
Casella Waste Systems, Inc. Class A (a)	7,560	645,775
Ennis, Inc.	33,725	658,649
Healthcare Services Group, Inc.	13,731	244,275
Kimball International, Inc. Class B	35,998	368,260
Matthews International Corp. Class A	8,415	308,578
UniFirst Corp.	2,443	514,007
US Ecology, Inc. (a)	11,017	351,883
		3,926,073
COMMUNICATIONS EQUIPMENT — 1.4%
Ituran Location & Control, Ltd.	15,717	419,172
NetScout Systems, Inc. (a)	16,036	530,471
Radware, Ltd. (a)	28,623	1,191,862
Viasat, Inc. (a)	5,795	258,109
Security Description	Shares	Value
Viavi Solutions, Inc. (a)	32,867	$ 579,117
		2,978,731
CONSTRUCTION & ENGINEERING — 0.6%
Argan, Inc.	6,657	257,559
Comfort Systems USA, Inc.	4,794	474,318
Primoris Services Corp.	8,593	206,060
Valmont Industries, Inc.	1,919	480,710
		1,418,647
CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	3,384	563,301
CONSUMER FINANCE — 0.2%
FirstCash Holdings, Inc.	7,320	547,609
CONTAINERS & PACKAGING — 1.3%
Graphic Packaging Holding Co.	36,865	718,867
Greif, Inc. Class A	7,446	449,515
Silgan Holdings, Inc.	21,470	919,775
TriMas Corp.	19,736	730,232
		2,818,389
DIVERSIFIED CONSUMER SERVICES — 0.9%
Adtalem Global Education, Inc. (a)	6,641	196,308
Carriage Services, Inc.	9,351	602,578
Graham Holdings Co. Class B	842	530,317
H&R Block, Inc.	16,051	378,161
Strategic Education, Inc.	3,377	195,326
		1,902,690
DIVERSIFIED FINANCIAL SERVICES — 0.4%
Alerus Financial Corp.	18,629	545,457
Cannae Holdings, Inc. (a)	12,670	445,351
		990,808
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
ATN International, Inc.	8,258	329,907
Cogent Communications Holdings, Inc.	8,789	643,179
EchoStar Corp. Class A (a)	24,546	646,787
Liberty Latin America, Ltd. Class C (a)	16,849	192,079
		1,811,952
ELECTRIC UTILITIES — 2.7%
Hawaiian Electric Industries, Inc.	39,756	1,649,874
IDACORP, Inc.	12,233	1,386,121
MGE Energy, Inc.	18,090	1,487,903
Portland General Electric Co.	25,972	1,374,438
		5,898,336
ELECTRICAL EQUIPMENT — 0.6%
Encore Wire Corp.	7,580	1,084,698
EnerSys	3,723	294,340
		1,379,038
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.7%
Avnet, Inc.	9,845	405,910
Badger Meter, Inc.	5,473	583,203

See accompanying notes to financial statements.
70

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Benchmark Electronics, Inc.	12,359	$ 334,929
CTS Corp.	11,443	420,187
ePlus, Inc. (a)	7,157	385,619
Hollysys Automation Technologies, Ltd. (a)	28,064	395,141
Knowles Corp. (a)	19,820	462,797
Methode Electronics, Inc.	8,949	440,022
Novanta, Inc. (a)	3,604	635,493
OSI Systems, Inc. (a)	4,635	431,982
Plexus Corp. (a)	6,338	607,751
Sanmina Corp. (a)	6,941	287,774
ScanSource, Inc. (a)	9,854	345,678
Vishay Intertechnology, Inc.	14,065	307,602
		6,044,088
ENERGY EQUIPMENT & SERVICES — 0.3%
Cactus, Inc. Class A	3,147	119,995
Dril-Quip, Inc. (a)	6,770	133,233
Expro Group Holdings NV (a)	3,968	56,941
Helmerich & Payne, Inc.	4,620	109,494
National Energy Services Reunited Corp. (a) (c)	13,253	125,241
Solaris Oilfield Infrastructure, Inc. Class A	8,172	53,527
TechnipFMC PLC (a)	15,114	89,475
		687,906
ENTERTAINMENT — 0.3%
Madison Square Garden Sports Corp. (a)	2,457	426,855
Manchester United PLC Class A (c)	18,327	260,976
		687,831
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 12.4%
Agree Realty Corp. REIT	16,035	1,144,258
Community Healthcare Trust, Inc. REIT	17,117	809,120
Corporate Office Properties Trust REIT	23,160	647,785
Cousins Properties, Inc. REIT	18,024	726,007
Easterly Government Properties, Inc. REIT	56,935	1,304,950
Equity Commonwealth REIT (a)	133,572	3,459,515
Four Corners Property Trust, Inc. REIT	20,997	617,522
Getty Realty Corp. REIT	32,677	1,048,605
Gladstone Commercial Corp. REIT	34,770	896,023
Gladstone Land Corp. REIT (c)	33,726	1,138,590
Healthcare Realty Trust, Inc. REIT	33,965	1,074,653
Hudson Pacific Properties, Inc. REIT	20,120	497,165
Independence Realty Trust, Inc. REIT	42,364	1,094,262
Industrial Logistics Properties Trust REIT	32,536	815,027
LTC Properties, Inc. REIT (c)	14,265	487,007
LXP Industrial Trust REIT	79,772	1,246,039
Security Description	Shares	Value
Monmouth Real Estate Investment Corp. REIT	43,543	$ 914,838
National Health Investors, Inc. REIT	8,358	480,334
National Storage Affiliates Trust REIT	24,665	1,706,818
Physicians Realty Trust REIT	41,865	788,318
PotlatchDeltic Corp. REIT	10,122	609,547
PS Business Parks, Inc. REIT	7,837	1,443,340
Rayonier, Inc. REIT	24,444	986,560
STAG Industrial, Inc. REIT	22,574	1,082,649
Terreno Realty Corp. REIT	20,673	1,763,200
Washington Real Estate Investment Trust	23,614	610,422
		27,392,554
FOOD & STAPLES RETAILING — 0.4%
PriceSmart, Inc.	4,351	318,363
Weis Markets, Inc.	8,826	581,457
		899,820
FOOD PRODUCTS — 2.3%
Calavo Growers, Inc.	4,795	203,308
Cal-Maine Foods, Inc. (a)	12,371	457,603
Flowers Foods, Inc.	35,247	968,235
Fresh Del Monte Produce, Inc.	12,210	336,996
Hostess Brands, Inc. (a)	32,755	668,857
J&J Snack Foods Corp.	4,997	789,326
Lancaster Colony Corp.	5,299	877,514
Nomad Foods, Ltd. (a)	15,168	385,116
Sanderson Farms, Inc.	2,181	416,746
		5,103,701
GAS UTILITIES — 1.1%
National Fuel Gas Co.	19,364	1,238,134
ONE Gas, Inc.	14,817	1,149,651
		2,387,785
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
AngioDynamics, Inc. (a)	12,803	353,107
AtriCure, Inc. (a)	4,085	284,030
Avanos Medical, Inc. (a)	5,705	197,792
AxoGen, Inc. (a)	6,088	57,045
Cardiovascular Systems, Inc. (a)	4,996	93,825
Cerus Corp. (a)	19,957	135,907
CONMED Corp.	2,391	338,948
CryoLife, Inc. (a)	9,552	194,383
Glaukos Corp. (a)	1,456	64,705
Heska Corp. (a)	894	163,146
ICU Medical, Inc. (a)	2,190	519,775
Inogen, Inc. (a)	2,626	89,284
Intersect ENT, Inc. (a)	6,010	164,133
LeMaitre Vascular, Inc.	5,585	280,534
LivaNova PLC (a)	3,380	295,513
Meridian Bioscience, Inc. (a)	6,314	128,806
Merit Medical Systems, Inc. (a)	3,596	224,031
Mesa Laboratories, Inc.	1,387	455,061
Natus Medical, Inc. (a)	11,351	269,359

See accompanying notes to financial statements.
71

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Neogen Corp. (a)	11,487	$ 521,625
Nevro Corp. (a)	1,182	95,825
NuVasive, Inc. (a)	4,953	259,933
Orthofix Medical, Inc. (a)	7,476	232,429
OrthoPediatrics Corp. (a)	4,621	276,613
SeaSpine Holdings Corp. (a)	8,366	113,945
Surmodics, Inc. (a)	3,717	178,973
Varex Imaging Corp. (a)	8,475	267,386
		6,256,113
HEALTH CARE PROVIDERS & SERVICES — 2.6%
Acadia Healthcare Co., Inc. (a)	2,821	171,234
Addus HomeCare Corp. (a)	2,187	204,506
Brookdale Senior Living, Inc. (a)	24,699	127,447
Ensign Group, Inc.	3,519	295,455
Joint Corp. (a)	2,914	191,421
Magellan Health, Inc. (a)	2,620	248,874
MEDNAX, Inc. (a)	5,839	158,879
ModivCare, Inc. (a)	2,440	361,827
National HealthCare Corp.	16,722	1,136,093
National Research Corp.	5,877	244,013
New Frontier Health Corp. (a) (c)	57,188	655,374
Patterson Cos., Inc.	7,964	233,743
Premier, Inc. Class A	19,398	798,616
RadNet, Inc. (a)	6,116	184,153
Select Medical Holdings Corp.	7,400	217,560
Triple-S Management Corp. (a)	5,001	178,436
US Physical Therapy, Inc.	2,649	253,112
		5,660,743
HEALTH CARE TECHNOLOGY — 0.6%
Computer Programs & Systems, Inc. (a)	10,167	297,893
HealthStream, Inc. (a)	25,058	660,529
Vocera Communications, Inc. (a)	5,866	380,351
		1,338,773
HOTELS, RESTAURANTS & LEISURE — 1.0%
Cheesecake Factory, Inc. (a)	4,054	158,714
Cracker Barrel Old Country Store, Inc.	2,008	258,309
Monarch Casino & Resort, Inc. (a)	3,992	295,208
Papa John's International, Inc.	3,308	441,519
Travel + Leisure Co.	3,671	202,896
Wendy's Co.	21,486	512,441
Wingstop, Inc.	2,082	359,770
		2,228,857
HOUSEHOLD DURABLES — 1.1%
Cavco Industries, Inc. (a)	1,120	355,768
Ethan Allen Interiors, Inc.	10,756	282,775
Green Brick Partners, Inc. (a)	13,531	410,395
La-Z-Boy, Inc.	7,447	270,401
MDC Holdings, Inc.	5,276	294,559
Taylor Morrison Home Corp. (a)	7,750	270,940
Tri Pointe Homes, Inc. (a)	11,930	332,728
Security Description	Shares	Value
Universal Electronics, Inc. (a)	3,417	$ 139,243
		2,356,809
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (a)	6,088	320,412
Spectrum Brands Holdings, Inc.	2,463	250,536
WD-40 Co.	2,164	529,401
		1,100,349
INSURANCE — 5.2%
American National Group, Inc.	7,304	1,379,287
AMERISAFE, Inc.	14,745	793,723
Argo Group International Holdings, Ltd.	9,056	526,244
Axis Capital Holdings, Ltd.	11,078	603,419
Employers Holdings, Inc.	21,919	907,008
Hanover Insurance Group, Inc.	6,237	817,421
Horace Mann Educators Corp.	18,745	725,432
James River Group Holdings, Ltd.	12,453	358,771
RLI Corp.	5,919	663,520
Safety Insurance Group, Inc.	14,362	1,221,201
Selective Insurance Group, Inc.	9,764	800,062
SiriusPoint, Ltd. (a)	48,315	392,801
Stewart Information Services Corp.	9,308	742,127
United Fire Group, Inc.	16,736	388,108
White Mountains Insurance Group, Ltd.	1,028	1,042,289
		11,361,413
INTERACTIVE MEDIA & SERVICES — 0.2%
Ziff Davis, Inc. (a)	3,782	419,272
IT SERVICES — 2.5%
Cass Information Systems, Inc.	10,635	418,168
CSG Systems International, Inc.	10,259	591,124
EVERTEC, Inc.	10,650	532,287
ExlService Holdings, Inc. (a)	6,357	920,303
Hackett Group, Inc.	20,187	414,439
MAXIMUS, Inc.	12,487	994,839
Perficient, Inc. (a)	5,949	769,146
Switch, Inc. Class A	18,430	527,835
Tucows, Inc. Class A (a)	2,813	235,786
		5,403,927
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Clarus Corp. (c)	22,033	610,755
Johnson Outdoors, Inc. Class A	1,727	161,803
Sturm Ruger & Co., Inc.	4,261	289,833
		1,062,391
LIFE SCIENCES TOOLS & SERVICES — 0.1%
NeoGenomics, Inc. (a)	5,071	173,023
MACHINERY — 4.8%
Alamo Group, Inc.	3,698	544,272
Albany International Corp. Class A	3,966	350,793
Allison Transmission Holdings, Inc.	13,210	480,183
Astec Industries, Inc.	4,475	309,983
Barnes Group, Inc.	6,695	311,920

See accompanying notes to financial statements.
72

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Crane Co.	3,902	$ 396,950
Douglas Dynamics, Inc.	8,437	329,549
Enerpac Tool Group Corp.	13,857	281,020
ESCO Technologies, Inc.	4,708	423,673
Federal Signal Corp.	11,848	513,492
Franklin Electric Co., Inc.	8,269	781,917
Gorman-Rupp Co. (c)	15,647	697,074
Hillenbrand, Inc.	7,178	373,184
Kadant, Inc.	2,156	496,915
Lindsay Corp.	5,077	771,704
Miller Industries, Inc.	12,369	413,125
Mueller Industries, Inc.	8,320	493,875
Mueller Water Products, Inc. Class A	35,810	515,664
Standex International Corp.	3,539	391,626
Tennant Co.	5,094	412,818
Watts Water Technologies, Inc. Class A	6,419	1,246,377
		10,536,114
MEDIA — 0.9%
Hemisphere Media Group, Inc. (a)	27,551	200,296
John Wiley & Sons, Inc. Class A	8,314	476,143
Scholastic Corp.	16,165	645,953
TechTarget, Inc. (a)	3,452	330,218
TEGNA, Inc.	20,526	380,963
		2,033,573
METALS & MINING — 0.2%
SunCoke Energy, Inc.	19,299	127,181
Warrior Met Coal, Inc.	8,589	220,823
		348,004
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.6%
Broadmark Realty Capital, Inc. REIT (c)	56,899	536,558
KKR Real Estate Finance Trust, Inc. REIT	38,527	802,517
		1,339,075
MULTI-UTILITIES — 0.6%
Black Hills Corp.	18,904	1,334,055
OIL, GAS & CONSUMABLE FUELS — 1.0%
Arch Resources, Inc.	4,378	399,799
CVR Energy, Inc.	5,065	85,143
Delek US Holdings, Inc. (a)	5,528	82,865
Geopark, Ltd.	5,542	63,456
Magnolia Oil & Gas Corp. Class A	7,619	143,770
Par Pacific Holdings, Inc. (a)	6,226	102,667
Sabine Royalty Trust (c)	19,679	820,221
SFL Corp., Ltd.	60,931	496,587
		2,194,508
PHARMACEUTICALS — 1.2%
Amneal Pharmaceuticals, Inc. (a)	21,573	103,335
Amphastar Pharmaceuticals, Inc. (a)	15,734	366,445
Security Description	Shares	Value
BioDelivery Sciences International, Inc. (a)	33,559	$ 104,033
Corcept Therapeutics, Inc. (a)	5,490	108,702
Innoviva, Inc. (a)	27,070	466,957
Pacira BioSciences, Inc. (a)	2,739	164,806
Phibro Animal Health Corp. Class A	13,070	266,889
Prestige Consumer Healthcare, Inc. (a)	10,955	664,421
Revance Therapeutics, Inc. (a)	5,651	92,224
Supernus Pharmaceuticals, Inc. (a)	7,369	214,880
Theravance Biopharma, Inc. (a)	7,137	78,864
		2,631,556
PROFESSIONAL SERVICES — 2.6%
CBIZ, Inc. (a)	17,608	688,825
Exponent, Inc.	6,955	811,857
Forrester Research, Inc. (a)	9,917	582,425
FTI Consulting, Inc. (a)	3,659	561,364
ICF International, Inc.	6,714	688,521
KBR, Inc.	10,359	493,296
Kelly Services, Inc. Class A	15,744	264,027
ManTech International Corp. Class A	7,697	561,342
Resources Connection, Inc.	31,645	564,547
Science Applications International Corp.	5,621	469,859
		5,686,063
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Douglas Elliman, Inc.	14,214	163,467
FRP Holdings, Inc. (a)	8,019	463,498
Tejon Ranch Co. (a)	32,906	627,846
		1,254,811
ROAD & RAIL — 0.8%
Heartland Express, Inc.	40,264	677,240
Marten Transport, Ltd.	26,299	451,291
Werner Enterprises, Inc.	14,394	686,018
		1,814,549
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
CEVA, Inc. (a)	5,154	222,859
Cirrus Logic, Inc. (a)	4,013	369,276
CMC Materials, Inc.	2,390	458,139
Diodes, Inc. (a)	3,593	394,547
Kulicke & Soffa Industries, Inc.	6,514	394,358
Nova Measuring Instruments, Ltd. (a)	4,787	701,296
Photronics, Inc. (a)	23,545	443,823
Power Integrations, Inc.	5,675	527,151
Rambus, Inc. (a)	19,318	567,756
		4,079,205
SOFTWARE — 2.8%
ACI Worldwide, Inc. (a)	13,176	457,207
Allot, Ltd. (a) (c)	29,139	346,171
American Software, Inc. Class A	17,833	466,690

See accompanying notes to financial statements.
73

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Blackbaud, Inc. (a)	6,561	$ 518,188
Bottomline Technologies DE, Inc. (a)	6,850	386,819
CommVault Systems, Inc. (a)	6,277	432,611
Consensus Cloud Solutions, Inc. (a)	1,235	71,469
Envestnet, Inc. (a)	4,192	332,593
InterDigital, Inc.	6,649	476,268
Magic Software Enterprises, Ltd.	23,039	482,206
Model N, Inc. (a) (c)	6,886	206,787
Progress Software Corp.	8,570	413,674
Qualys, Inc. (a)	2,797	383,804
SPS Commerce, Inc. (a)	3,278	466,623
Verint Systems, Inc. (a)	8,317	436,726
Vonage Holdings Corp. (a)	17,901	372,162
		6,249,998
SPECIALTY RETAIL — 0.9%
American Eagle Outfitters, Inc. (c)	7,212	182,608
America's Car-Mart, Inc. (a)	1,402	143,565
Asbury Automotive Group, Inc. (a)	1,521	262,722
Monro, Inc.	4,683	272,878
Murphy USA, Inc.	2,766	551,098
Winmark Corp.	2,619	650,272
		2,063,143
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Carter's, Inc.	4,789	484,743
Oxford Industries, Inc.	2,827	286,997
Steven Madden, Ltd.	8,980	417,301
Superior Group of Cos., Inc.	9,116	200,005
Wolverine World Wide, Inc.	7,266	209,333
		1,598,379
THRIFTS & MORTGAGE FINANCE — 2.9%
Bridgewater Bancshares, Inc. (a)	28,313	500,857
Capitol Federal Financial, Inc.	66,337	751,598
Kearny Financial Corp.	58,458	774,569
Luther Burbank Corp.	39,700	557,388
Northfield Bancorp, Inc.	43,250	698,920
Northwest Bancshares, Inc.	49,881	706,315
Provident Financial Services, Inc.	20,054	485,708
TrustCo Bank Corp.	14,371	478,698
Washington Federal, Inc.	20,868	696,574
Waterstone Financial, Inc.	28,769	628,890
		6,279,517
TOBACCO — 0.3%
Universal Corp.	7,329	402,509
Vector Group, Ltd.	28,929	332,105
		734,614
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 1.1%
Applied Industrial Technologies, Inc.	3,965	$ 407,205
GATX Corp.	5,736	597,634
McGrath RentCorp	6,054	485,894
MSC Industrial Direct Co., Inc. Class A	4,903	412,146
Rush Enterprises, Inc. Class A	9,217	512,834
		2,415,713
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Shenandoah Telecommunications Co.	5,230	133,365
Telephone & Data Systems, Inc.	18,295	368,644
		502,009
TOTAL COMMON STOCKS (Cost $189,974,511)		219,640,468
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (d) (e)	299,594	299,624
State Street Navigator Securities Lending Portfolio II (f) (g)	368,858	368,858
TOTAL SHORT-TERM INVESTMENTS (Cost $668,482)		668,482
TOTAL INVESTMENTS — 100.1% (Cost $190,642,993)		220,308,950
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(269,521)
NET ASSETS — 100.0%		$ 220,039,429
(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	All or a portion of the shares of the security are on loan at December 31, 2021.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
74

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$219,446,316	$194,152	$—	$219,640,468
Short-Term Investments	668,482	—	—	668,482
TOTAL INVESTMENTS	$ 220,114,798	$194,152	$—	$220,308,950

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	283,689	$ 283,774	$ 5,822,523	$ 5,806,595	$(78)	$—	299,594	$299,624	$ 54
State Street Navigator Securities Lending Portfolio II	836,615	836,615	4,218,906	4,686,663	—	—	368,858	368,858	4,711
Total		$1,120,389	$10,041,429	$10,493,258	$(78)	$—		$668,482	$4,765
See accompanying notes to financial statements.
75

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2021 (Unaudited)

	SPDR Russell 1000 Yield Focus ETF	SPDR Russell 1000 Momentum Focus ETF	SPDR Russell 1000 Low Volatility Focus ETF
ASSETS
Investments in unaffiliated issuers, at value*	$735,070,536	$333,555,992	$627,534,140
Investments in affiliated issuers, at value	5,508,264	1,358,090	639,182
Total Investments	740,578,800	334,914,082	628,173,322
Net cash at broker	88,138	16,055	24,922
Cash	1,797,836	233,189	939,590
Receivable from broker — accumulated variation margin on futures contracts	19,988	5,568	18,325
Receivable for investments sold	—	—	—
Receivable for fund shares sold	2,430	—	—
Dividends receivable — unaffiliated issuers	1,830,232	332,660	752,058
Dividends receivable — affiliated issuers	19,133	2,828	34
Securities lending income receivable — unaffiliated issuers	75	177	21
Securities lending income receivable — affiliated issuers	314	209	241
TOTAL ASSETS	744,336,946	335,504,768	629,908,513
LIABILITIES
Payable upon return of securities loaned	543,018	662,810	123,346
Payable for investments purchased	2,521,891	11,679	910,536
Advisory fee payable	121,213	56,505	102,699
Trustees’ fees and expenses payable	186	344	562
Accrued expenses and other liabilities	517	1,894	2,137
TOTAL LIABILITIES	3,186,825	733,232	1,139,280
NET ASSETS	$741,150,121	$334,771,536	$628,769,233
NET ASSETS CONSIST OF:
Paid-in Capital	$704,745,609	$371,371,161	$527,909,861
Total distributable earnings (loss)	36,404,512	(36,599,625)	100,859,372
NET ASSETS	$741,150,121	$334,771,536	$628,769,233
NET ASSET VALUE PER SHARE
Net asset value per share	$ 100.29	$ 106.28	$ 114.11
Shares outstanding (unlimited amount authorized, $0.01 par value)	7,390,000	3,150,000	5,510,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$625,252,516	$269,621,573	$471,747,449
Investments in affiliated issuers	5,200,982	1,309,583	639,182
Total cost of investments	$630,453,498	$270,931,156	$472,386,631
* Includes investments in securities on loan, at value	$ 2,071,896	$ 1,389,301	$ 174,299
See accompanying notes to financial statements.
76

SPDR S&P 1500 Value Tilt ETF	SPDR S&P 1500 Momentum Tilt ETF	SPDR SSGA US Large Cap Low Volatility Index ETF	SPDR SSGA US Small Cap Low Volatility Index ETF

$235,654,677	$95,862,936	$682,152,096	$219,640,468
763,037	231,224	1,199,697	668,482
236,417,714	96,094,160	683,351,793	220,308,950
—	—	—	—
22,100	5,780	—	993,990
—	—	—	—
11,112	930	—	633,252
—	—	—	—
211,516	52,410	802,677	245,126
2,736	615	17	10
85	19	—	1,603
50	8	—	275
236,665,313	96,153,922	684,154,487	222,183,206

154,143	23,997	—	368,858
—	—	306,070	1,752,511
23,473	9,617	65,487	21,983
—	90	1,160	425
—	—	—	—
177,616	33,704	372,717	2,143,777
$236,487,697	$96,120,218	$683,781,770	$220,039,429

$213,702,644	$79,654,166	$608,171,975	$240,915,345
22,785,053	16,466,052	75,609,795	(20,875,916)
$236,487,697	$96,120,218	$683,781,770	$220,039,429

$ 155.58	$ 202.36	$ 150.61	$ 119.59
1,520,000	475,000	4,540,000	1,840,000

$210,517,436	$73,750,300	$544,305,951	$ 189,974,511
713,764	220,120	1,199,697	668,482
$ 211,231,200	$73,970,420	$545,505,648	$190,642,993
$ 860,327	$ 210,785	$ —	$ 3,513,746
77

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2021 (Unaudited)

	SPDR Russell 1000 Yield Focus ETF	SPDR Russell 1000 Momentum Focus ETF	SPDR Russell 1000 Low Volatility Focus ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 11,408,126	$ 2,709,513	$ 5,100,419
Dividend income — affiliated issuers	37,816	1,942	132
Unaffiliated securities lending income	642	1,013	259
Affiliated securities lending income	1,026	4,635	13,917
Foreign taxes withheld	(2,693)	(1,476)	(495)
TOTAL INVESTMENT INCOME (LOSS)	11,444,917	2,715,627	5,114,232
EXPENSES
Advisory fee	692,435	325,094	581,340
Trustees’ fees and expenses	3,157	1,587	2,900
Miscellaneous expenses	—	—	—
TOTAL EXPENSES	695,592	326,681	584,240
NET INVESTMENT INCOME (LOSS)	$10,749,325	$ 2,388,946	$ 4,529,992
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	419,552	(5,600,794)	2,630,436
Investments — affiliated issuers	(183)	(80)	(53)
In-kind redemptions — unaffiliated issuers	2,683,105	18,421,628	1,235,448
In-kind redemptions — affiliated issuers	1,483	337	—
Futures contracts	200,700	38,537	50,494
Net realized gain (loss)	3,304,657	12,859,628	3,916,325
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	33,989,159	9,480,305	51,328,825
Investments — affiliated issuers	336,904	39,673	—
Futures contracts	(4,518)	(19)	7,989
Net change in unrealized appreciation/depreciation	34,321,545	9,519,959	51,336,814
NET REALIZED AND UNREALIZED GAIN (LOSS)	37,626,202	22,379,587	55,253,139
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$48,375,527	$24,768,533	$59,783,131
See accompanying notes to financial statements.
78

SPDR S&P 1500 Value Tilt ETF	SPDR S&P 1500 Momentum Tilt ETF	SPDR SSGA US Large Cap Low Volatility Index ETF	SPDR SSGA US Small Cap Low Volatility Index ETF

$ 2,378,779	$ 602,119	$ 5,358,060	$ 2,553,454
5,400	18	136	54
358	114	—	4,107
334	94	—	4,711
(186)	(187)	—	(2,511)
2,384,685	602,158	5,358,196	2,559,815

133,427	55,177	375,938	132,582
928	483	3,366	1,310
2	—	8	3
134,357	55,660	379,312	133,895
$ 2,250,328	$ 546,498	$ 4,978,884	$ 2,425,920

23,638	1,864,371	417,933	911,606
(55)	(21)	(196)	(78)
4,305,362	2,628,208	14,227,249	2,335,965
4,905	—	—	—
—	—	—	—
4,333,850	4,492,558	14,644,986	3,247,493

9,155,649	5,569,636	62,664,852	10,068,255
42,149	8,324	(12)	—
—	—	—	—
9,197,798	5,577,960	62,664,840	10,068,255
13,531,648	10,070,518	77,309,826	13,315,748
$15,781,976	$10,617,016	$82,288,710	$15,741,668
79

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Russell 1000 Yield Focus ETF		SPDR Russell 1000 Momentum Focus ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 10,749,325	$ 13,248,852	$ 2,388,946	$ 3,519,174
Net realized gain (loss)	3,304,657	117,357,478	12,859,628	59,323,317
Net change in unrealized appreciation/depreciation	34,321,545	112,559,693	9,519,959	40,144,723
Net increase (decrease) in net assets resulting from operations	48,375,527	243,166,023	24,768,533	102,987,214
Net equalization credits and charges	(10,376)	389,785	(3,764)	(255,428)
Distributions to shareholders	(8,523,455)	(14,956,868)	(2,026,316)	(3,375,337)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	57,535,318	375,230,739	53,097,412	145,877,367
Cost of shares redeemed	(11,444,385)	(305,061,228)	(53,302,813)	(245,061,233)
Net income equalization	10,376	(389,785)	3,764	255,428
Net increase (decrease) in net assets from beneficial interest transactions	46,101,309	69,779,726	(201,637)	(98,928,438)
Net increase (decrease) in net assets during the period	85,943,005	298,378,666	22,536,816	428,011
Net assets at beginning of period	655,207,116	356,828,450	312,234,720	311,806,709
NET ASSETS AT END OF PERIOD	$741,150,121	$ 655,207,116	$334,771,536	$ 312,234,720
SHARES OF BENEFICIAL INTEREST:
Shares sold	600,000	4,070,000	510,000	1,550,000
Shares redeemed	(120,000)	(3,240,000)	(520,000)	(2,950,000)
Net increase (decrease) from share transactions	480,000	830,000	(10,000)	(1,400,000)
See accompanying notes to financial statements.
80

SPDR Russell 1000 Low Volatility Focus ETF		SPDR S&P 1500 Value Tilt ETF		SPDR S&P 1500 Momentum Tilt ETF
Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21

$ 4,529,992	$ 8,142,732	$ 2,250,328	$ 1,465,988	$ 546,498	$ 808,169
3,916,325	85,414,904	4,333,850	5,385,019	4,492,558	13,166,847
51,336,814	81,936,866	9,197,798	18,476,699	5,577,960	10,557,368
59,783,131	175,494,502	15,781,976	25,327,706	10,617,016	24,532,384
3,093	(117,090)	21,165	332,601	(782)	(10,742)
(4,851,740)	(8,590,239)	(2,314,875)	(1,747,604)	(546,140)	(786,365)

32,584,160	168,266,895	23,834,019	195,385,992	9,306,444	37,509,146
(3,351,227)	(265,408,260)	(15,895,301)	(24,367,206)	(9,546,599)	(42,051,144)
(3,093)	117,090	(21,165)	(332,601)	782	10,742
29,229,840	(97,024,275)	7,917,553	170,686,185	(239,373)	(4,531,256)
84,164,324	69,762,898	21,405,819	194,598,888	9,830,721	19,204,021
544,604,909	474,842,011	215,081,878	20,482,990	86,289,497	67,085,476
$628,769,233	$ 544,604,909	$236,487,697	$215,081,878	$96,120,218	$ 86,289,497

300,000	1,640,000	160,000	1,430,000	50,000	225,000
(30,000)	(2,860,000)	(110,000)	(170,000)	(50,000)	(250,000)
270,000	(1,220,000)	50,000	1,260,000	—	(25,000)
81

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR SSGA US Large Cap Low Volatility Index ETF		SPDR SSGA US Small Cap Low Volatility Index ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 4,978,884	$ 9,977,147	$ 2,425,920	$ 4,817,774
Net realized gain (loss)	14,644,986	52,181,060	3,247,493	32,290,633
Net change in unrealized appreciation/depreciation	62,664,840	105,040,520	10,068,255	51,602,054
Net increase (decrease) in net assets resulting from operations	82,288,710	167,198,727	15,741,668	88,710,461
Net equalization credits and charges	(126,308)	(767,009)	53,494	(241,344)
Distributions to shareholders	(5,025,988)	(13,055,429)	(2,621,782)	(5,376,679)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	111,046,078	214,080,336	1,166,896	79,781,870
Cost of shares redeemed	(78,091,767)	(453,623,245)	(15,025,046)	(189,915,233)
Net income equalization	126,308	767,009	(53,494)	241,344
Net increase (decrease) in net assets from beneficial interest transactions	33,080,619	(238,775,900)	(13,911,644)	(109,892,019)
Net increase (decrease) in net assets during the period	110,217,033	(85,399,611)	(738,264)	(26,799,581)
Net assets at beginning of period	573,564,737	658,964,348	220,777,693	247,577,274
NET ASSETS AT END OF PERIOD	$683,781,770	$ 573,564,737	$220,039,429	$ 220,777,693
SHARES OF BENEFICIAL INTEREST:
Shares sold	790,000	1,730,000	10,000	730,000
Shares redeemed	(560,000)	(3,870,000)	(130,000)	(2,010,000)
Net increase (decrease) from share transactions	230,000	(2,140,000)	(120,000)	(1,280,000)
See accompanying notes to financial statements.
82

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Yield Focus ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 94.82	$ 58.69	$ 70.62	$ 70.43	$ 69.70	$ 63.57
Income (loss) from investment operations:
Net investment income (loss) (a)	1.51	2.09	2.16	2.23	2.21	2.08
Net realized and unrealized gain (loss) (b)	5.14	36.29	(11.73)	0.32	6.14	8.30
Total from investment operations	6.65	38.38	(9.57)	2.55	8.35	10.38
Net equalization credits and charges (a)	(0.00)(c)	0.06	0.01	(0.02)	(0.00)(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.18)	(2.31)	(2.37)	(2.34)	(2.36)	(2.15)
Net realized gains	—	—	—	—	(5.26)	(2.10)
Total distributions	(1.18)	(2.31)	(2.37)	(2.34)	(7.62)	(4.25)
Net asset value, end of period	$ 100.29	$ 94.82	$ 58.69	$ 70.62	$ 70.43	$ 69.70
Total return (d)	7.08%	66.30%	(13.74)%	3.79%	12.25%	16.61%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$741,150	$655,207	$356,828	$426,550	$404,979	$397,306
Ratios to average net assets:
Total expenses	0.20%(e)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	3.10%(e)	2.69%	3.27%	3.22%	3.15%	3.06%
Portfolio turnover rate (f)	1%(g)	58%	34%	42%	36%	42%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
83

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Momentum Focus ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 98.81	$ 68.38	$ 73.00	$ 72.92	$ 68.99	$ 61.23
Income (loss) from investment operations:
Net investment income (loss) (a)	0.76	1.06	1.20	1.08	1.16	1.11
Net realized and unrealized gain (loss) (b)	7.35	30.58	(4.46)	0.17	8.38	7.80
Total from investment operations	8.11	31.64	(3.26)	1.25	9.54	8.91
Net equalization credits and charges (a)	(0.00)(c)	(0.08)	(0.08)	(0.02)	0.02	0.00(c)
Distributions to shareholders from:
Net investment income	(0.64)	(1.13)	(1.28)	(1.15)	(1.19)	(1.15)
Net realized gains	—	—	—	—	(4.44)	—
Total distributions	(0.64)	(1.13)	(1.28)	(1.15)	(5.63)	(1.15)
Net asset value, end of period	$ 106.28	$ 98.81	$ 68.38	$ 73.00	$ 72.92	$ 68.99
Total return (d)	8.23%	46.38%	(4.59)%	1.78%	13.97%	14.66%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$334,772	$312,235	$311,807	$435,806	$601,571	$469,132
Ratios to average net assets:
Total expenses	0.20%(e)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.47%(e)	1.27%	1.68%	1.51%	1.59%	1.70%
Portfolio turnover rate (f)	16%(g)	42%	42%	40%	112%	101%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
84

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Low Volatility Focus ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 103.93	$ 73.50	$ 80.17	$ 72.91	$ 70.31	$ 63.78
Income (loss) from investment operations:
Net investment income (loss) (a)	0.85	1.49	1.58	1.45	1.36	1.26
Net realized and unrealized gain (loss) (b)	10.23	30.62	(6.42)	7.34	6.31	7.69
Total from investment operations	11.08	32.11	(4.84)	8.79	7.67	8.95
Net equalization credits and charges (a)	0.00(c)	(0.02)	0.01	(0.01)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.90)	(1.66)	(1.84)	(1.52)	(1.41)	(1.29)
Net realized gains	—	—	—	—	(3.66)	(1.13)
Total distributions	(0.90)	(1.66)	(1.84)	(1.52)	(5.07)	(2.42)
Net asset value, end of period	$ 114.11	$ 103.93	$ 73.50	$ 80.17	$ 72.91	$ 70.31
Total return (d)	10.70%	44.00%	(6.10)%	12.23%	11.03%	14.27%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$628,769	$544,605	$474,842	$525,107	$455,698	$432,422
Ratios to average net assets:
Total expenses	0.20%(e)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.56%(e)	1.67%	2.02%	1.93%	1.87%	1.88%
Portfolio turnover rate (f)	1%(g)	31%	28%	33%	31%	37%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
85

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 1500 Value Tilt ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 146.31	$ 97.54	$103.92	$101.54	$ 92.28	$78.89
Income (loss) from investment operations:
Net investment income (loss) (a)	1.53	2.56	2.53	2.41	2.11	1.89
Net realized and unrealized gain (loss) (b)	9.29	48.10	(6.33)	2.54	9.18	13.40
Total from investment operations	10.82	50.66	(3.80)	4.95	11.29	15.29
Net equalization credits and charges (a)	0.01	0.58	(0.01)	(0.05)	0.08	(0.01)
Distributions to shareholders from:
Net investment income	(1.56)	(2.47)	(2.57)	(2.52)	(2.11)	(1.89)
Net asset value, end of period	$ 155.58	$ 146.31	$ 97.54	$103.92	$101.54	$92.28
Total return (c)	7.44%	53.02%	(3.68)%	4.93%	12.38%	19.51%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$236,488	$215,082	$20,483	$18,706	$15,231	$9,228
Ratios to average net assets:
Total expenses	0.12%(d)	0.12%	0.12%	0.12%	0.13%	0.12%
Net investment income (loss)	2.02%(d)	1.90%	2.46%	2.37%	2.11%	2.14%
Portfolio turnover rate (e)	1%(f)	24%	16%	13%	14%	18%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
86

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 1500 Momentum Tilt ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$181.66	$134.17	$127.95	$ 118.95	$101.56	$ 90.70
Income (loss) from investment operations:
Net investment income (loss) (a)	1.15	1.61	2.11	1.93	1.68	1.85
Net realized and unrealized gain (loss) (b)	20.70	47.49	6.32	8.87	17.44	10.81
Total from investment operations	21.85	49.10	8.43	10.80	19.12	12.66
Net equalization credits and charges (a)	(0.00)(c)	(0.02)	(0.05)	0.15	(0.01)	0.10
Distributions to shareholders from:
Net investment income	(1.15)	(1.59)	(2.16)	(1.95)	(1.72)	(1.90)
Net asset value, end of period	$202.36	$181.66	$134.17	$127.95	$ 118.95	$101.56
Total return (d)	12.05%	36.74%	6.64%	9.31%	18.91%	14.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$96,120	$86,289	$67,085	$51,180	$29,737	$ 20,311
Ratios to average net assets:
Total expenses	0.12%(e)	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	1.19%(e)	1.01%	1.62%	1.60%	1.48%	1.95%
Portfolio turnover rate (f)	24%(g)	53%	65%	58%	55%	75%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
87

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Large Cap Low Volatility Index ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 133.08	$ 102.17	$ 107.69	$ 90.13	$ 86.29	$ 79.85
Income (loss) from investment operations:
Net investment income (loss) (a)	1.13	1.99	2.20	2.17	1.83	1.75
Net realized and unrealized gain (loss) (b)	17.55	31.82	(5.49)	16.96	6.01	6.61
Total from investment operations	18.68	33.81	(3.29)	19.13	7.84	8.36
Net equalization credits and charges (a)	(0.03)	(0.15)	0.01	0.40	0.02	(0.02)
Distributions to shareholders from:
Net investment income	(1.12)	(2.75)	(2.24)	(1.97)	(1.85)	(1.82)
Net realized gains	—	—	—	—	(2.17)	(0.08)
Total distributions	(1.12)	(2.75)	(2.24)	(1.97)	(4.02)	(1.90)
Net asset value, end of period	$ 150.61	$ 133.08	$ 102.17	$ 107.69	$ 90.13	$ 86.29
Total return (c)	14.07%	33.27%	(3.05)%	21.94%	9.16%	10.59%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$683,782	$573,565	$658,964	$568,592	$103,653	$77,661
Ratios to average net assets:
Total expenses	0.12%(d)	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	1.59%(d)	1.69%	2.04%	2.19%	2.04%	2.14%
Portfolio turnover rate (e)	1%(f)	34%	25%	32%	20%	108%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
88

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Small Cap Low Volatility Index ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 112.64	$ 76.41	$ 93.35	$ 95.11	$ 92.05	$ 77.70
Income (loss) from investment operations:
Net investment income (loss) (a)	1.27	2.06	2.24	2.48	2.35	1.94
Net realized and unrealized gain (loss) (b)	7.05	36.73	(16.77)	(1.46)	8.23	14.83
Total from investment operations	8.32	38.79	(14.53)	1.02	10.58	16.77
Net equalization credits and charges (a)	0.03	(0.10)	0.07	(0.01)	(0.09)	0.33
Distributions to shareholders from:
Net investment income	(1.40)	(2.46)	(2.48)	(2.77)	(2.48)	(2.45)
Net realized gains	—	—	—	—	(4.95)	(0.30)
Total distributions	(1.40)	(2.46)	(2.48)	(2.77)	(7.43)	(2.75)
Net asset value, end of period	$ 119.59	$ 112.64	$ 76.41	$ 93.35	$ 95.11	$ 92.05
Total return (c)	7.47%	51.11%	(15.68)%	1.24%	11.80%	22.11%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$220,039	$220,778	$247,577	$230,585	$199,739	$211,717
Ratios to average net assets:
Total expenses	0.12%(d)	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	2.20%(d)	2.19%	2.56%	2.68%	2.54%	2.17%
Portfolio turnover rate (e)	2%(f)	52%	32%	34%	41%	158%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
89

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2021 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Russell 1000® Yield Focus ETF
SPDR Russell 1000 Momentum Focus ETF
SPDR Russell 1000 Low Volatility Focus ETF
SPDR S&P 1500 Value Tilt ETF
SPDR S&P 1500 Momentum Tilt ETF
SPDR SSGA US Large Cap Low Volatility Index ETF
SPDR SSGA US Small Cap Low Volatility Index ETF
The SPDR Russell 1000 Yield Focus ETF, SPDR Russell 1000 Momentum Focus ETF and SPDR Russell 1000 Low Volatilitiy Focus ETF are each classified as a diversified investment company under the 1940 Act, and the SPDR S&P 1500 Value Tilt ETF, SPDR S& P 1500 Momentum Tilt ETF, SPDR SSGA US Large Cap Low Volatility Index ETF and SPDR SSGA US Small Cap Low Volatility Index ETF are each classified as a non-diversified investment company.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or
90

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2021, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
91

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2021, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
92

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

For the period ended December 31, 2021, the following Funds entered into futures contracts for the strategies listed below:
Fund	Strategies
SPDR Russell 1000 Yield Focus ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR Russell 1000 Momentum Focus ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR Russell 1000 Low Volatility Focus ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
The following tables summarize the value of the Funds' derivative instruments as of December 31, 2021, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Russell 1000 Yield Focus ETF
Futures Contracts	$—	$—	$—	$19,988	$—	$19,988
SPDR Russell 1000 Momentum Focus ETF
Futures Contracts	—	—	—	5,568	—	5,568
SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	—	—	—	18,325	—	18,325
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Russell 1000 Yield Focus ETF
Futures Contracts	$—	$—	$—	$200,700	$—	$200,700
SPDR Russell 1000 Momentum Focus ETF
Futures Contracts	—	—	—	38,537	—	38,537
SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	—	—	—	50,494	—	50,494
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Russell 1000 Yield Focus ETF
Futures Contracts	$—	$—	$—	$(4,518)	$—	$(4,518)
SPDR Russell 1000 Momentum Focus ETF
Futures Contracts	—	—	—	(19)	—	(19)
SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	—	—	—	7,989	—	7,989
93

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Russell 1000 Yield Focus ETF	0.20%
SPDR Russell 1000 Momentum Focus ETF	0.20
SPDR Russell 1000 Low Volatility Focus ETF	0.20
SPDR S&P 1500 Value Tilt ETF	0.12
SPDR S&P 1500 Momentum Tilt ETF	0.12
SPDR SSGA US Large Cap Low Volatility Index ETF	0.12
SPDR SSGA US Small Cap Low Volatility Index ETF	0.12
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2022. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2022 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Beginning on January 1, 2022 net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street. Prior to January 1, 2022, net proceeds were 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
94

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2021 are disclosed in the Schedules of Investments.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2021, were as follows:
	Purchases	Sales
SPDR Russell 1000 Yield Focus ETF	$10,495,906	$ 4,876,131
SPDR Russell 1000 Momentum Focus ETF	51,217,257	51,449,598
SPDR Russell 1000 Low Volatility Focus ETF	7,980,746	8,277,508
SPDR S&P 1500 Value Tilt ETF	3,104,089	2,996,456
SPDR S&P 1500 Momentum Tilt ETF	22,011,767	90,629,438
SPDR SSGA US Large Cap Low Volatility Index ETF	7,911,854	4,853,406
SPDR SSGA US Small Cap Low Volatility Index ETF	6,329,547	5,221,418
For the period ended December 31, 2021, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Russell 1000 Yield Focus ETF	$53,610,953	$ 11,437,638	$ 2,684,588
SPDR Russell 1000 Momentum Focus ETF	53,074,337	52,825,020	18,421,965
SPDR Russell 1000 Low Volatility Focus ETF	32,499,627	3,342,681	1,235,448
SPDR S&P 1500 Value Tilt ETF	23,753,956	15,851,582	4,310,267
SPDR S&P 1500 Momentum Tilt ETF	22,011,767	22,829,950	2,628,208
SPDR SSGA US Large Cap Low Volatility Index ETF	98,761,702	67,283,393	14,227,249
SPDR SSGA US Small Cap Low Volatility Index ETF	—	15,029,870	2,335,965
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
95

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2021, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Russell 1000 Yield Focus ETF	$630,749,545	$ 116,893,325	$7,044,105	$109,849,220
SPDR Russell 1000 Momentum Focus ETF	271,036,670	66,263,920	2,380,945	63,882,975
SPDR Russell 1000 Low Volatility Focus ETF	472,580,330	160,866,437	5,255,129	155,611,308
SPDR S&P 1500 Value Tilt ETF	211,261,617	31,222,251	6,066,154	25,156,097
SPDR S&P 1500 Momentum Tilt ETF	73,981,260	23,134,453	1,021,553	22,112,900
SPDR SSGA US Large Cap Low Volatility Index ETF	545,576,433	142,001,783	4,226,423	137,775,360
SPDR SSGA US Small Cap Low Volatility Index ETF	190,696,869	38,335,312	8,723,231	29,612,081
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2021, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
96

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Russell 1000 Yield Focus ETF	$ 2,071,896	$ 543,018	$ 1,516,326	$ 2,059,344
SPDR Russell 1000 Momentum Focus ETF	1,389,301	662,810	749,136	1,411,946
SPDR Russell 1000 Low Volatility Focus ETF	174,299	123,346	55,500	178,846
SPDR S&P 1500 Value Tilt ETF	860,327	154,143	731,305	885,448
SPDR S&P 1500 Momentum Tilt ETF	210,785	23,997	192,760	216,757
SPDR SSGA US Small Cap Low Volatility Index ETF	3,513,746	368,858	3,220,272	3,589,130
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2021:
		Remaining Contractual Maturity of the Agreements as of December 31, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Russell 1000 Yield Focus ETF	Common Stocks	$543,018	$—	$—	$—	$543,018	$543,018
SPDR Russell 1000 Momentum Focus ETF	Common Stocks	662,810	—	—	—	662,810	662,810
SPDR Russell 1000 Low Volatility Focus ETF	Common Stocks	123,346	—	—	—	123,346	123,346
SPDR S&P 1500 Value Tilt ETF	Common Stocks	154,143	—	—	—	154,143	154,143
SPDR S&P 1500 Momentum Tilt ETF	Common Stocks	23,997	—	—	—	23,997	23,997
SPDR SSGA US Small Cap Low Volatility Index ETF	Common Stocks	368,858	—	—	—	368,858	368,858
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Credit Risk
A Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme
97

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
98

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Russell 1000 Yield Focus ETF	0.20%	$1,070.80	$1.04	$1,024.20	$1.02
SPDR Russell 1000 Momentum Focus ETF	0.20	1,082.30	1.05	1,024.20	1.02
SPDR Russell 1000 Low Volatility Focus ETF	0.20	1,107.00	1.06	1,024.20	1.02
SPDR S&P 1500 Value Tilt ETF	0.12	1,074.40	0.63	1,024.60	0.61
SPDR S&P 1500 Momentum Tilt ETF	0.12	1,120.50	0.64	1,024.60	0.61
SPDR SSGA US Large Cap Low Volatility Index ETF	0.12	1,140.70	0.65	1,024.60	0.61
SPDR SSGA US Small Cap Low Volatility Index ETF	0.12	1,074.70	0.63	1,024.60	0.61
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
99

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period September 2020 through June 2021, including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
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SPDR Series Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2022 State Street Corporation - All Rights Reserved
SPDRFACTORSAR

Semi-Annual Report
December 31, 2021
SPDR® Series Trust - Equity Funds
SPDR Portfolio S&P 500 ETF
SPDR Portfolio S&P 400 Mid Cap ETF
SPDR Portfolio S&P 600 Small Cap ETF
SPDR Portfolio S&P 1500 Composite Stock Market ETF
SPDR Portfolio S&P 500 Growth ETF
SPDR Portfolio S&P 500 High Dividend ETF
SPDR Portfolio S&P 500 Value ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR Portfolio S&P 500 ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Apple, Inc.	6.8%
Microsoft Corp.	6.3
Amazon.com, Inc.	3.6
Alphabet, Inc. Class A	2.1
Tesla, Inc.	2.1
Alphabet, Inc. Class C	2.0
Meta Platforms, Inc. Class A	2.0
NVIDIA Corp.	1.8
Berkshire Hathaway, Inc. Class B	1.4
UnitedHealth Group, Inc.	1.2
TOTAL	29.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2021

		% of Net Assets
	Information Technology	29.1%
	Health Care	13.3
	Consumer Discretionary	12.5
	Financials	10.7
	Communication Services	10.1
	Industrials	7.8
	Consumer Staples	5.9
	Real Estate	2.8
	Energy	2.7
	Materials	2.5
	Utilities	2.5
	Short-Term Investments	0.1
	Other Assets in Excess of Liabilities	0.0 *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Portfolio S&P 400 Mid Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Molina Healthcare, Inc.	0.7%
Camden Property Trust REIT	0.7
Builders FirstSource, Inc.	0.7
Trex Co., Inc.	0.6
Masimo Corp.	0.6
Medical Properties Trust, Inc. REIT	0.6
Nordson Corp.	0.6
Cognex Corp.	0.6
Graco, Inc.	0.6
Repligen Corp.	0.5
TOTAL	6.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2021

% of Net Assets
Industrials	19.0%
Consumer Discretionary	15.4
Information Technology	14.3
Financials	13.6
Real Estate	10.3
Health Care	9.9
Materials	6.6
Consumer Staples	3.5
Utilities	3.3
Energy	2.1
Communication Services	1.7
Short-Term Investment	0.8
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR Portfolio S&P 600 Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Omnicell, Inc.	0.7%
Innovative Industrial Properties, Inc. REIT	0.6
Exponent, Inc.	0.6
AMN Healthcare Services, Inc.	0.5
UFP Industries, Inc.	0.5
Chart Industries, Inc.	0.5
Balchem Corp.	0.5
Watts Water Technologies, Inc. Class A	0.5
MaxLinear, Inc.	0.5
Vonage Holdings Corp.	0.5
TOTAL	5.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2021

% of Net Assets
Financials	18.6%
Industrials	17.1
Information Technology	13.7
Health Care	12.3
Consumer Discretionary	12.0
Real Estate	8.1
Materials	5.0
Energy	4.8
Consumer Staples	4.5
Utilities	1.9
Communication Services	1.8
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR Portfolio S&P 1500 Composite Stock Market ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Apple, Inc.	6.3%
Microsoft Corp.	5.8
Amazon.com, Inc.	3.3
Alphabet, Inc. Class A	2.0
Tesla, Inc.	2.0
Alphabet, Inc. Class C	1.8
Meta Platforms, Inc. Class A	1.8
NVIDIA Corp.	1.7
Berkshire Hathaway, Inc. Class B	1.3
UnitedHealth Group, Inc.	1.1
TOTAL	27.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2021

% of Net Assets
Information Technology	27.9%
Health Care	13.0
Consumer Discretionary	12.7
Financials	11.1
Communication Services	9.5
Industrials	8.6
Consumer Staples	5.7
Real Estate	3.3
Materials	2.9
Energy	2.7
Utilities	2.5
Short-Term Investments	0.7
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR Portfolio S&P 500 Growth ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Apple, Inc.	13.0%
Microsoft Corp.	11.9
Amazon.com, Inc.	6.8
Alphabet, Inc. Class A	4.1
Tesla, Inc.	4.0
Alphabet, Inc. Class C	3.8
Meta Platforms, Inc. Class A	3.7
NVIDIA Corp.	3.5
Home Depot, Inc.	1.6
Adobe, Inc.	1.3
TOTAL	53.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2021

		% of Net Assets
	Information Technology	44.1%
	Consumer Discretionary	16.8
	Communication Services	13.1
	Health Care	10.7
	Financials	6.6
	Industrials	3.2
	Real Estate	2.1
	Consumer Staples	1.5
	Materials	1.2
	Energy	0.6
	Utilities	0.0 *
	Short-Term Investment	0.1
	Other Assets in Excess of Liabilities	0.0 *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR Portfolio S&P 500 High Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Pfizer, Inc.	1.7%
Broadcom, Inc.	1.7
Seagate Technology Holdings PLC	1.6
Comerica, Inc.	1.6
Simon Property Group, Inc. REIT	1.6
Exelon Corp.	1.5
Edison International	1.5
KeyCorp.	1.5
Iron Mountain, Inc. REIT	1.5
Marathon Petroleum Corp.	1.4
TOTAL	15.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2021

% of Net Assets
Utilities	18.4%
Financials	18.0
Real Estate	17.1
Energy	12.1
Consumer Staples	8.8
Health Care	6.7
Communication Services	5.9
Materials	5.9
Information Technology	5.8
Consumer Discretionary	1.0
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR Portfolio S&P 500 Value ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Berkshire Hathaway, Inc. Class B	2.9%
Johnson & Johnson	2.4
Procter & Gamble Co.	2.1
Walt Disney Co.	1.5
UnitedHealth Group, Inc.	1.4
Exxon Mobil Corp.	1.3
JPMorgan Chase & Co.	1.3
Coca-Cola Co.	1.2
Comcast Corp. Class A	1.2
Chevron Corp.	1.2
TOTAL	16.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2021

		% of Net Assets
	Health Care	16.1%
	Financials	15.2
	Industrials	12.8
	Information Technology	12.5
	Consumer Staples	10.8
	Consumer Discretionary	7.8
	Communication Services	6.9
	Utilities	5.2
	Energy	4.9
	Materials	4.0
	Real Estate	3.5
	Short-Term Investments	0.3
	Liabilities in Excess of Other Assets	(0.0) *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.3%
Boeing Co. (a)	187,805	$ 37,808,903
General Dynamics Corp.	78,883	16,444,739
Howmet Aerospace, Inc.	131,045	4,171,162
Huntington Ingalls Industries, Inc.	13,661	2,551,055
L3Harris Technologies, Inc.	66,653	14,213,086
Lockheed Martin Corp.	83,424	29,649,724
Northrop Grumman Corp.	50,728	19,635,287
Raytheon Technologies Corp.	508,928	43,798,344
Textron, Inc.	74,981	5,788,533
TransDigm Group, Inc. (a)	17,701	11,262,792
		185,323,625
AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	44,171	4,754,125
Expeditors International of Washington, Inc.	57,644	7,741,013
FedEx Corp.	83,011	21,469,965
United Parcel Service, Inc. Class B	247,909	53,136,815
		87,101,918
AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	42,542	2,216,438
American Airlines Group, Inc. (a)	217,310	3,902,888
Delta Air Lines, Inc. (a)	217,331	8,493,295
Southwest Airlines Co. (a)	201,462	8,630,632
United Airlines Holdings, Inc. (a)	109,678	4,801,703
		28,044,956
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	91,936	15,164,843
BorgWarner, Inc.	81,378	3,667,707
		18,832,550
AUTOMOBILES — 2.5%
Ford Motor Co.	1,334,377	27,715,010
General Motors Co. (a)	493,536	28,936,016
Tesla, Inc. (a)	276,533	292,234,544
		348,885,570
BANKS — 4.0%
Bank of America Corp.	2,448,001	108,911,564
Citigroup, Inc.	674,490	40,732,451
Citizens Financial Group, Inc.	144,842	6,843,784
Comerica, Inc.	44,560	3,876,720
Fifth Third Bancorp	232,419	10,121,847
First Republic Bank	60,964	12,589,676
Huntington Bancshares, Inc.	491,654	7,581,305
JPMorgan Chase & Co.	1,004,588	159,076,510
KeyCorp.	316,514	7,320,969
M&T Bank Corp.	43,825	6,730,644
People's United Financial, Inc.	145,409	2,591,188
PNC Financial Services Group, Inc.	143,682	28,811,115
Regions Financial Corp.	324,047	7,064,225
Signature Bank	20,664	6,684,184
Security Description	Shares	Value
SVB Financial Group (a)	19,971	$ 13,545,131
Truist Financial Corp.	452,966	26,521,159
US Bancorp	458,698	25,765,067
Wells Fargo & Co.	1,355,224	65,023,648
Zions Bancorp NA	53,146	3,356,701
		543,147,888
BEVERAGES — 1.4%
Brown-Forman Corp. Class B	62,051	4,521,036
Coca-Cola Co.	1,320,749	78,201,548
Constellation Brands, Inc. Class A	55,912	14,032,235
Molson Coors Beverage Co. Class B	64,017	2,967,188
Monster Beverage Corp. (a)	127,683	12,262,675
PepsiCo, Inc.	469,863	81,619,902
		193,604,584
BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	600,800	81,348,320
Amgen, Inc.	191,446	43,069,607
Biogen, Inc. (a)	50,002	11,996,480
Gilead Sciences, Inc.	426,324	30,955,386
Incyte Corp. (a)	63,848	4,686,443
Moderna, Inc. (a)	119,916	30,456,266
Regeneron Pharmaceuticals, Inc. (a)	36,008	22,739,772
Vertex Pharmaceuticals, Inc. (a)	86,374	18,967,730
		244,220,004
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	45,343	3,892,697
Allegion PLC	30,267	4,008,561
Carrier Global Corp.	294,448	15,970,859
Fortune Brands Home & Security, Inc.	46,203	4,939,101
Johnson Controls International PLC	240,920	19,589,205
Masco Corp.	82,912	5,822,081
Trane Technologies PLC	80,568	16,277,153
		70,499,657
CAPITAL MARKETS — 3.0%
Ameriprise Financial, Inc.	37,993	11,460,968
Bank of New York Mellon Corp.	258,146	14,993,120
BlackRock, Inc.	48,515	44,418,393
Cboe Global Markets, Inc.	36,348	4,739,779
Charles Schwab Corp.	511,065	42,980,566
CME Group, Inc.	122,086	27,891,768
FactSet Research Systems, Inc.	12,723	6,183,505
Franklin Resources, Inc.	95,444	3,196,420
Goldman Sachs Group, Inc.	115,445	44,163,485
Intercontinental Exchange, Inc.	191,530	26,195,558
Invesco, Ltd.	115,989	2,670,067
MarketAxess Holdings, Inc.	12,936	5,320,189
Moody's Corp.	55,058	21,504,554
Morgan Stanley	487,975	47,899,626
MSCI, Inc.	28,006	17,158,996
Nasdaq, Inc.	39,658	8,328,577

See accompanying notes to financial statements.
8

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Northern Trust Corp.	70,556	$ 8,439,203
Raymond James Financial, Inc.	62,871	6,312,248
S&P Global, Inc.	81,881	38,642,100
State Street Corp. (b)	124,009	11,532,837
T Rowe Price Group, Inc.	76,349	15,013,267
		409,045,226
CHEMICALS — 1.8%
Air Products & Chemicals, Inc.	75,337	22,922,036
Albemarle Corp.	39,852	9,316,202
Celanese Corp.	36,907	6,202,590
CF Industries Holdings, Inc.	72,853	5,156,535
Corteva, Inc.	247,867	11,719,152
Dow, Inc.	251,420	14,260,542
DuPont de Nemours, Inc.	176,033	14,219,946
Eastman Chemical Co.	45,767	5,533,688
Ecolab, Inc.	84,767	19,885,490
FMC Corp.	43,009	4,726,259
International Flavors & Fragrances, Inc.	86,448	13,023,391
Linde PLC	174,348	60,399,378
LyondellBasell Industries NV Class A	89,846	8,286,497
Mosaic Co.	125,826	4,943,704
PPG Industries, Inc.	80,721	13,919,529
Sherwin-Williams Co.	81,916	28,847,539
		243,362,478
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	29,932	13,264,964
Copart, Inc. (a)	72,309	10,963,491
Republic Services, Inc.	71,179	9,925,912
Rollins, Inc.	77,162	2,639,712
Waste Management, Inc.	130,745	21,821,340
		58,615,419
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	76,080	10,936,500
Cisco Systems, Inc.	1,432,715	90,791,149
F5, Inc. (a)	20,648	5,052,772
Juniper Networks, Inc.	110,329	3,939,849
Motorola Solutions, Inc.	57,380	15,590,146
		126,310,416
CONSTRUCTION & ENGINEERING — 0.0% (c)
Quanta Services, Inc.	48,390	5,548,397
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	21,349	9,404,661
Vulcan Materials Co.	45,032	9,347,743
		18,752,404
CONSUMER FINANCE — 0.6%
American Express Co.	213,322	34,899,479
Capital One Financial Corp.	144,784	21,006,711
Discover Financial Services	99,666	11,517,403
Synchrony Financial	185,949	8,626,174
		76,049,767
Security Description	Shares	Value
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	524,160	$ 6,295,162
Avery Dennison Corp.	28,106	6,086,917
Ball Corp.	110,168	10,605,873
International Paper Co.	131,604	6,182,756
Packaging Corp. of America	32,314	4,399,551
Sealed Air Corp.	50,771	3,425,519
Westrock Co.	91,500	4,058,940
		41,054,718
DISTRIBUTORS — 0.1%
Genuine Parts Co.	48,573	6,809,935
LKQ Corp.	91,048	5,465,611
Pool Corp.	13,599	7,697,034
		19,972,580
DIVERSIFIED FINANCIAL SERVICES — 1.4%
Berkshire Hathaway, Inc. Class B (a)	622,427	186,105,673
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
AT&T, Inc.	2,427,478	59,715,959
Lumen Technologies, Inc. (d)	313,158	3,930,133
Verizon Communications, Inc.	1,407,612	73,139,519
		136,785,611
ELECTRIC UTILITIES — 1.6%
Alliant Energy Corp.	85,181	5,236,076
American Electric Power Co., Inc.	171,154	15,227,571
Duke Energy Corp.	261,862	27,469,324
Edison International	128,901	8,797,493
Entergy Corp.	68,307	7,694,784
Evergy, Inc.	77,929	5,346,709
Eversource Energy	116,797	10,626,191
Exelon Corp.	332,499	19,205,142
FirstEnergy Corp.	185,240	7,704,132
NextEra Energy, Inc.	666,939	62,265,425
NRG Energy, Inc.	83,188	3,583,739
Pinnacle West Capital Corp.	38,341	2,706,491
PPL Corp.	255,130	7,669,208
Southern Co.	360,645	24,733,034
Xcel Energy, Inc.	183,129	12,397,833
		220,663,152
ELECTRICAL EQUIPMENT — 0.5%
AMETEK, Inc.	78,720	11,574,989
Eaton Corp. PLC	135,427	23,404,494
Emerson Electric Co.	202,775	18,851,992
Generac Holdings, Inc. (a)	21,532	7,577,542
Rockwell Automation, Inc.	39,404	13,746,085
		75,155,102
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	203,396	17,789,014
CDW Corp.	46,155	9,451,621
Corning, Inc.	260,817	9,710,217
IPG Photonics Corp. (a)	12,008	2,067,057
Keysight Technologies, Inc. (a)	62,592	12,925,874

See accompanying notes to financial statements.
9

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
TE Connectivity, Ltd.	110,892	$ 17,891,315
Teledyne Technologies, Inc. (a)	15,849	6,924,270
Trimble, Inc. (a)	85,728	7,474,624
Zebra Technologies Corp. Class A (a)	18,182	10,821,927
		95,055,919
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	297,188	7,150,343
Halliburton Co.	302,236	6,912,138
Schlumberger NV	476,854	14,281,777
		28,344,258
ENTERTAINMENT — 1.7%
Activision Blizzard, Inc.	264,687	17,609,626
Electronic Arts, Inc.	96,101	12,675,722
Live Nation Entertainment, Inc. (a) (d)	45,998	5,505,501
Netflix, Inc. (a)	150,428	90,623,844
Take-Two Interactive Software, Inc. (a)	39,200	6,966,624
Walt Disney Co. (a)	617,610	95,661,613
		229,042,930
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.7%
Alexandria Real Estate Equities, Inc. REIT	47,847	10,667,967
American Tower Corp. REIT	154,823	45,285,728
AvalonBay Communities, Inc. REIT	47,438	11,982,364
Boston Properties, Inc. REIT	48,296	5,562,733
Crown Castle International Corp. REIT	146,675	30,616,940
Digital Realty Trust, Inc. REIT	96,446	17,058,404
Duke Realty Corp. REIT	129,477	8,498,870
Equinix, Inc. REIT	30,617	25,897,083
Equity Residential REIT	115,975	10,495,738
Essex Property Trust, Inc. REIT	22,005	7,750,821
Extra Space Storage, Inc. REIT	45,503	10,316,895
Federal Realty Investment Trust REIT	23,735	3,235,555
Healthpeak Properties, Inc. REIT	182,852	6,599,129
Host Hotels & Resorts, Inc. REIT (a)	242,739	4,221,231
Iron Mountain, Inc. REIT (d)	98,379	5,148,173
Kimco Realty Corp. REIT	208,453	5,138,366
Mid-America Apartment Communities, Inc. REIT	39,179	8,989,230
Prologis, Inc. REIT	251,300	42,308,868
Public Storage REIT	51,863	19,425,805
Realty Income Corp. REIT	192,313	13,767,688
Regency Centers Corp. REIT	51,921	3,912,247
SBA Communications Corp. REIT	36,861	14,339,666
Simon Property Group, Inc. REIT	111,697	17,845,830
UDR, Inc. REIT	98,833	5,928,992
Ventas, Inc. REIT	135,596	6,931,668
Vornado Realty Trust REIT	55,002	2,302,384
Welltower, Inc. REIT	147,997	12,693,703
Security Description	Shares	Value
Weyerhaeuser Co. REIT	255,269	$ 10,511,977
		367,434,055
FOOD & STAPLES RETAILING — 1.4%
Costco Wholesale Corp.	150,091	85,206,661
Kroger Co.	230,028	10,411,067
Sysco Corp.	173,969	13,665,265
Walmart, Inc.	483,463	69,952,261
Walgreens Boots Alliance, Inc.	244,199	12,737,420
		191,972,674
FOOD PRODUCTS — 0.9%
Archer-Daniels-Midland Co.	190,655	12,886,372
Campbell Soup Co. (d)	68,768	2,988,657
Conagra Brands, Inc.	162,849	5,561,293
General Mills, Inc.	205,872	13,871,655
Hershey Co.	49,440	9,565,157
Hormel Foods Corp.	95,835	4,677,706
J.M. Smucker Co.	36,912	5,013,388
Kellogg Co.	86,845	5,594,555
Kraft Heinz Co.	241,198	8,659,008
Lamb Weston Holdings, Inc.	49,628	3,145,423
McCormick & Co., Inc.	84,606	8,173,786
Mondelez International, Inc. Class A	474,626	31,472,450
Tyson Foods, Inc. Class A	99,944	8,711,119
		120,320,569
GAS UTILITIES — 0.0% (c)
Atmos Energy Corp.	45,074	4,722,403
HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Abbott Laboratories	601,140	84,604,443
ABIOMED, Inc. (a)	15,623	5,611,313
Align Technology, Inc. (a)	24,928	16,382,183
Baxter International, Inc.	169,746	14,570,997
Becton Dickinson and Co.	97,531	24,527,096
Boston Scientific Corp. (a)	484,301	20,573,106
Cooper Cos., Inc.	16,805	7,040,287
DENTSPLY SIRONA, Inc.	74,292	4,144,751
DexCom, Inc. (a)	32,936	17,684,985
Edwards Lifesciences Corp. (a)	212,430	27,520,306
Hologic, Inc. (a)	86,061	6,588,830
IDEXX Laboratories, Inc. (a)	28,819	18,976,159
Intuitive Surgical, Inc. (a)	121,256	43,567,281
Medtronic PLC	457,486	47,326,927
ResMed, Inc.	49,620	12,925,018
STERIS PLC	33,857	8,241,132
Stryker Corp.	114,183	30,534,818
Teleflex, Inc.	15,938	5,235,314
Zimmer Biomet Holdings, Inc.	71,059	9,027,335
		405,082,281
HEALTH CARE PROVIDERS & SERVICES — 2.8%
AmerisourceBergen Corp.	51,160	6,798,652
Anthem, Inc.	82,489	38,236,951
Cardinal Health, Inc.	95,846	4,935,111
Centene Corp. (a)	198,020	16,316,848

See accompanying notes to financial statements.
10

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Cigna Corp.	112,644	$ 25,866,442
CVS Health Corp.	448,561	46,273,553
DaVita, Inc. (a)	22,106	2,514,779
HCA Healthcare, Inc.	81,288	20,884,513
Henry Schein, Inc. (a)	47,050	3,647,787
Humana, Inc.	43,626	20,236,356
Laboratory Corp. of America Holdings (a)	32,500	10,211,825
McKesson Corp.	51,850	12,888,354
Quest Diagnostics, Inc.	41,789	7,229,915
UnitedHealth Group, Inc.	320,165	160,767,653
Universal Health Services, Inc. Class B	24,890	3,227,237
		380,035,976
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	100,197	9,305,295
HOTELS, RESTAURANTS & LEISURE — 2.0%
Booking Holdings, Inc. (a)	13,936	33,435,669
Caesars Entertainment, Inc. (a)	72,549	6,785,508
Carnival Corp. (a)	271,324	5,459,039
Chipotle Mexican Grill, Inc. (a)	9,535	16,669,564
Darden Restaurants, Inc.	44,252	6,666,121
Domino's Pizza, Inc.	12,261	6,919,250
Expedia Group, Inc. (a)	49,385	8,924,857
Hilton Worldwide Holdings, Inc. (a)	94,777	14,784,264
Las Vegas Sands Corp. (a)	116,837	4,397,745
Marriott International, Inc. Class A (a)	92,937	15,356,910
McDonald's Corp.	253,858	68,051,714
MGM Resorts International	132,305	5,937,848
Norwegian Cruise Line Holdings, Ltd. (a)	125,756	2,608,180
Penn National Gaming, Inc. (a)	56,532	2,931,184
Royal Caribbean Cruises, Ltd. (a) (d)	76,117	5,853,397
Starbucks Corp.	400,826	46,884,617
Wynn Resorts, Ltd. (a)	35,792	3,043,752
Yum! Brands, Inc.	99,724	13,847,675
		268,557,294
HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	110,657	12,000,752
Garmin, Ltd.	51,646	7,032,636
Lennar Corp. Class A	92,371	10,729,815
Mohawk Industries, Inc. (a)	18,595	3,387,637
Newell Brands, Inc.	128,692	2,810,633
NVR, Inc. (a)	1,151	6,801,109
PulteGroup, Inc.	86,005	4,916,046
Whirlpool Corp. (d)	20,684	4,853,708
		52,532,336
HOUSEHOLD PRODUCTS — 1.4%
Church & Dwight Co., Inc.	83,340	8,542,350
Clorox Co.	41,664	7,264,535
Colgate-Palmolive Co.	286,239	24,427,636
Security Description	Shares	Value
Kimberly-Clark Corp.	114,279	$ 16,332,755
Procter & Gamble Co.	822,586	134,558,618
		191,125,894
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (c)
AES Corp.	226,135	5,495,081
INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	195,864	34,791,322
General Electric Co.	373,213	35,257,432
Honeywell International, Inc.	233,907	48,771,949
Roper Technologies, Inc.	35,925	17,670,070
		136,490,773
INSURANCE — 1.8%
Aflac, Inc.	206,907	12,081,300
Allstate Corp.	97,458	11,465,934
American International Group, Inc.	282,316	16,052,488
Aon PLC Class A	74,922	22,518,556
Arthur J Gallagher & Co.	70,524	11,965,807
Assurant, Inc.	19,387	3,021,658
Brown & Brown, Inc.	79,244	5,569,268
Chubb, Ltd.	146,365	28,293,818
Cincinnati Financial Corp.	50,995	5,809,860
Everest Re Group, Ltd.	13,350	3,656,832
Globe Life, Inc.	31,688	2,969,799
Hartford Financial Services Group, Inc.	115,615	7,982,060
Lincoln National Corp.	57,738	3,941,196
Loews Corp.	68,124	3,934,842
Marsh & McLennan Cos., Inc.	171,576	29,823,340
MetLife, Inc.	243,075	15,189,757
Principal Financial Group, Inc.	83,822	6,062,845
Progressive Corp.	198,581	20,384,340
Prudential Financial, Inc.	128,506	13,909,489
Travelers Cos., Inc.	83,611	13,079,269
Willis Towers Watson PLC	42,323	10,051,289
WR Berkley Corp.	47,407	3,905,863
		251,669,610
INTERACTIVE MEDIA & SERVICES — 6.3%
Alphabet, Inc. Class A (a)	102,248	296,216,546
Alphabet, Inc. Class C (a)	95,060	275,064,665
Match Group, Inc. (a)	96,137	12,714,118
Meta Platforms, Inc. Class A (a)	804,218	270,498,724
Twitter, Inc. (a)	271,834	11,748,666
		866,242,719
INTERNET & DIRECT MARKETING RETAIL — 3.8%
Amazon.com, Inc. (a)	148,307	494,505,962
eBay, Inc.	212,779	14,149,803
Etsy, Inc. (a)	43,058	9,427,119
		518,082,884
IT SERVICES — 4.5%
Accenture PLC Class A	214,653	88,984,401
Akamai Technologies, Inc. (a)	55,281	6,470,088

See accompanying notes to financial statements.
11

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Automatic Data Processing, Inc.	143,232	$ 35,318,147
Broadridge Financial Solutions, Inc.	39,682	7,254,663
Cognizant Technology Solutions Corp. Class A	178,259	15,815,138
DXC Technology Co. (a)	85,777	2,761,162
EPAM Systems, Inc. (a)	19,268	12,879,695
Fidelity National Information Services, Inc.	206,996	22,593,613
Fiserv, Inc. (a)	202,006	20,966,203
FleetCor Technologies, Inc. (a)	27,538	6,164,106
Gartner, Inc. (a)	27,862	9,314,824
Global Payments, Inc.	98,584	13,326,585
International Business Machines Corp.	304,698	40,725,935
Jack Henry & Associates, Inc.	25,070	4,186,439
Mastercard, Inc. Class A	294,887	105,958,797
Paychex, Inc.	109,192	14,904,708
PayPal Holdings, Inc. (a)	399,389	75,316,778
VeriSign, Inc. (a)	32,773	8,318,443
Visa, Inc. Class A	569,978	123,519,932
		614,779,657
LEISURE EQUIPMENT & PRODUCTS — 0.0% (c)
Hasbro, Inc.	44,086	4,487,073
LIFE SCIENCES TOOLS & SERVICES — 2.0%
Agilent Technologies, Inc.	102,938	16,434,052
Bio-Rad Laboratories, Inc. Class A (a)	7,417	5,604,063
Bio-Techne Corp.	13,304	6,882,691
Charles River Laboratories International, Inc. (a)	17,126	6,452,734
Danaher Corp.	216,172	71,122,750
Illumina, Inc. (a)	53,071	20,190,331
IQVIA Holdings, Inc. (a)	64,960	18,327,814
Mettler-Toledo International, Inc. (a)	7,770	13,187,322
PerkinElmer, Inc.	42,876	8,620,648
Thermo Fisher Scientific, Inc.	134,024	89,426,174
Waters Corp. (a)	20,763	7,736,294
West Pharmaceutical Services, Inc.	25,185	11,812,017
		275,796,890
MACHINERY — 1.5%
Caterpillar, Inc.	183,916	38,022,794
Cummins, Inc.	48,787	10,642,396
Deere & Co.	95,806	32,850,919
Dover Corp.	48,948	8,888,957
Fortive Corp.	121,656	9,281,136
IDEX Corp.	25,841	6,106,745
Illinois Tool Works, Inc.	97,096	23,963,293
Ingersoll Rand, Inc.	138,557	8,572,522
Otis Worldwide Corp.	144,839	12,611,132
PACCAR, Inc.	118,210	10,433,215
Parker-Hannifin Corp.	43,835	13,944,790
Pentair PLC	56,224	4,106,039
Security Description	Shares	Value
Snap-on, Inc.	18,361	$ 3,954,592
Stanley Black & Decker, Inc.	55,438	10,456,715
Westinghouse Air Brake Technologies Corp.	63,440	5,843,458
Xylem, Inc.	61,428	7,366,446
		207,045,149
MEDIA — 1.0%
Charter Communications, Inc. Class A (a) (d)	41,996	27,380,132
Comcast Corp. Class A	1,549,809	78,001,887
Discovery, Inc. Class A (a) (d)	57,431	1,351,926
Discovery, Inc. Class C (a)	103,245	2,364,310
DISH Network Corp. Class A (a) (d)	86,243	2,797,723
Fox Corp. Class A	108,928	4,019,443
Fox Corp. Class B	49,976	1,712,678
Interpublic Group of Cos., Inc.	133,856	5,012,907
News Corp. Class A	135,305	3,018,655
News Corp. Class B	42,117	947,633
Omnicom Group, Inc.	72,783	5,332,810
ViacomCBS, Inc. Class B	205,596	6,204,887
		138,144,991
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	499,492	20,843,801
Newmont Corp.	271,102	16,813,746
Nucor Corp.	97,153	11,090,015
		48,747,562
MULTI-UTILITIES — 0.7%
Ameren Corp.	87,322	7,772,531
CenterPoint Energy, Inc.	213,843	5,968,358
CMS Energy Corp.	98,483	6,406,319
Consolidated Edison, Inc.	120,232	10,258,194
Dominion Energy, Inc.	274,911	21,597,008
DTE Energy Co.	65,711	7,855,093
NiSource, Inc.	133,394	3,683,009
Public Service Enterprise Group, Inc.	172,193	11,490,439
Sempra Energy	108,526	14,355,819
WEC Energy Group, Inc.	107,185	10,404,448
		99,791,218
MULTILINE RETAIL — 0.5%
Dollar General Corp.	79,332	18,708,865
Dollar Tree, Inc. (a)	76,384	10,733,480
Target Corp.	165,802	38,373,215
		67,815,560
OIL, GAS & CONSUMABLE FUELS — 2.5%
APA Corp.	123,468	3,320,055
Chevron Corp.	655,238	76,892,179
ConocoPhillips	448,359	32,362,553
Coterra Energy, Inc.	275,705	5,238,395
Devon Energy Corp.	213,731	9,414,851
Diamondback Energy, Inc.	57,830	6,236,965
EOG Resources, Inc.	199,309	17,704,618

See accompanying notes to financial statements.
12

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Exxon Mobil Corp.	1,438,994	$ 88,052,043
Hess Corp.	93,669	6,934,316
Kinder Morgan, Inc.	663,878	10,529,105
Marathon Oil Corp.	264,644	4,345,454
Marathon Petroleum Corp.	209,149	13,383,445
Occidental Petroleum Corp.	300,946	8,724,425
ONEOK, Inc.	151,804	8,920,003
Phillips 66	148,661	10,771,976
Pioneer Natural Resources Co.	77,015	14,007,488
Valero Energy Corp.	139,046	10,443,745
Williams Cos., Inc.	413,020	10,755,041
		338,036,657
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	78,860	29,193,972
PHARMACEUTICALS — 3.7%
Bristol-Myers Squibb Co.	754,616	47,050,308
Catalent, Inc. (a)	58,165	7,446,865
Eli Lilly & Co.	269,941	74,563,103
Johnson & Johnson	895,060	153,117,914
Merck & Co., Inc.	858,558	65,799,885
Organon & Co.	86,619	2,637,548
Pfizer, Inc.	1,907,838	112,657,834
Viatris, Inc.	410,481	5,553,808
Zoetis, Inc.	160,924	39,270,284
		508,097,549
PROFESSIONAL SERVICES — 0.4%
Equifax, Inc.	41,432	12,130,875
IHS Markit, Ltd.	135,360	17,992,051
Jacobs Engineering Group, Inc.	44,194	6,153,131
Leidos Holdings, Inc.	48,134	4,279,113
Nielsen Holdings PLC	121,932	2,500,825
Robert Half International, Inc.	38,076	4,246,236
Verisk Analytics, Inc.	54,791	12,532,345
		59,834,576
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	113,775	12,345,725
ROAD & RAIL — 0.9%
CSX Corp.	753,947	28,348,407
JB Hunt Transport Services, Inc.	28,564	5,838,482
Norfolk Southern Corp.	82,687	24,616,747
Old Dominion Freight Line, Inc.	31,697	11,359,571
Union Pacific Corp.	218,607	55,073,661
		125,236,868
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.4%
Advanced Micro Devices, Inc. (a)	410,622	59,088,506
Analog Devices, Inc.	182,899	32,148,157
Applied Materials, Inc.	306,954	48,302,281
Broadcom, Inc.	139,968	93,136,107
Enphase Energy, Inc. (a)	45,946	8,405,361
Intel Corp.	1,382,399	71,193,549
KLA Corp.	51,635	22,208,730
Lam Research Corp.	47,847	34,409,170
Security Description	Shares	Value
Microchip Technology, Inc.	188,676	$ 16,426,133
Micron Technology, Inc.	380,285	35,423,548
Monolithic Power Systems, Inc.	14,670	7,237,151
NVIDIA Corp.	849,722	249,911,737
NXP Semiconductors NV	90,293	20,566,940
Qorvo, Inc. (a)	37,388	5,847,109
QUALCOMM, Inc.	380,820	69,640,553
Skyworks Solutions, Inc.	56,092	8,702,113
SolarEdge Technologies, Inc. (a)	17,764	4,984,045
Teradyne, Inc.	55,460	9,069,374
Texas Instruments, Inc.	314,031	59,185,423
Xilinx, Inc.	84,294	17,872,857
		873,758,844
SOFTWARE — 9.5%
Adobe, Inc. (a)	161,739	91,715,717
ANSYS, Inc. (a)	29,675	11,903,236
Autodesk, Inc. (a)	74,811	21,036,105
Cadence Design Systems, Inc. (a)	94,278	17,568,705
Ceridian HCM Holding, Inc. (a)	46,356	4,842,348
Citrix Systems, Inc.	42,234	3,994,914
Fortinet, Inc. (a)	46,187	16,599,608
Intuit, Inc.	96,196	61,875,191
Microsoft Corp.	2,552,066	858,310,837
NortonLifeLock, Inc.	197,758	5,137,753
Oracle Corp.	548,111	47,800,760
Paycom Software, Inc. (a)	16,511	6,855,202
PTC, Inc. (a)	35,729	4,328,568
salesforce.com, Inc. (a)	332,720	84,554,134
ServiceNow, Inc. (a)	67,646	43,909,695
Synopsys, Inc. (a)	51,825	19,097,513
Tyler Technologies, Inc. (a)	13,908	7,481,809
		1,307,012,095
SPECIALTY RETAIL — 2.4%
Advance Auto Parts, Inc.	21,498	5,156,940
AutoZone, Inc. (a)	7,163	15,016,441
Bath & Body Works, Inc.	89,782	6,265,886
Best Buy Co., Inc.	75,283	7,648,753
CarMax, Inc. (a)	55,232	7,192,863
Gap, Inc.	71,864	1,268,400
Home Depot, Inc.	358,701	148,864,502
Lowe's Cos., Inc.	235,293	60,818,535
O'Reilly Automotive, Inc. (a)	22,832	16,124,643
Ross Stores, Inc.	120,723	13,796,224
TJX Cos., Inc.	408,742	31,031,693
Tractor Supply Co.	38,618	9,214,255
Ulta Beauty, Inc. (a)	18,444	7,605,199
		330,004,334
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.2%
Apple, Inc.	5,297,719	940,715,963
Hewlett Packard Enterprise Co.	444,665	7,012,367
HP, Inc.	391,699	14,755,301
NetApp, Inc.	76,233	7,012,674

See accompanying notes to financial statements.
13

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Seagate Technology Holdings PLC	69,690	$ 7,873,576
Western Digital Corp. (a)	106,046	6,915,260
		984,285,141
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
NIKE, Inc. Class B	434,446	72,409,115
PVH Corp.	24,153	2,575,917
Ralph Lauren Corp.	16,358	1,944,312
Tapestry, Inc.	93,488	3,795,613
Under Armour, Inc. Class A (a)	65,824	1,394,811
Under Armour, Inc. Class C (a)	70,787	1,276,997
VF Corp.	110,693	8,104,941
		91,501,706
TOBACCO — 0.6%
Altria Group, Inc.	624,384	29,589,558
Philip Morris International, Inc.	529,116	50,266,020
		79,855,578
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	196,044	12,558,578
United Rentals, Inc. (a)	24,558	8,160,378
W.W. Grainger, Inc.	14,696	7,616,055
		28,335,011
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	61,646	11,642,464
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile US, Inc. (a)	199,429	23,129,775
TOTAL COMMON STOCKS (Cost $10,574,742,151)		13,717,473,041
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (e) (f)	7,388,714	$ 7,389,452
State Street Navigator Securities Lending Portfolio II (b) (g)	7,400,546	7,400,546
TOTAL SHORT-TERM INVESTMENTS (Cost $14,789,998)		14,789,998
TOTAL INVESTMENTS — 100.0% (Cost $10,589,532,149)		13,732,263,039
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (c)		1,355,712
NET ASSETS — 100.0%		$13,733,618,751
(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(c)	Amount is less than 0.05% of net assets.
(d)	All or a portion of the shares of the security are on loan at December 31, 2021.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2021.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At December 31, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	48	03/18/2022	$11,287,029	$11,420,400	$133,371

During the period ended December 31, 2021, average notional value related to futures contracts was $10,771,920.
See accompanying notes to financial statements.
14

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$13,717,473,041	$—	$—	$13,717,473,041
Short-Term Investments	14,789,998	—	—	14,789,998
TOTAL INVESTMENTS	$13,732,263,039	$—	$—	$13,732,263,039
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	133,371	—	—	133,371
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 133,371	$—	$—	$ 133,371
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$13,732,396,410	$—	$—	$13,732,396,410
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Corp.	103,137	$ 8,486,112	$ 2,952,112	$ 1,083,768	$239,103	$939,278	124,009	$ 11,532,837	$138,820
State Street Institutional Liquid Reserves Fund, Premier Class	10,105,434	10,108,466	163,433,771	166,151,387	(1,296)	(102)	7,388,714	7,389,452	1,883
State Street Navigator Securities Lending Portfolio II	9,169,527	9,169,527	191,687,891	193,456,872	—	—	7,400,546	7,400,546	15,922
Total		$27,764,105	$358,073,774	$360,692,027	$237,807	$939,176		$26,322,835	$156,625
See accompanying notes to financial statements.
15

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.9%
Axon Enterprise, Inc. (a)	149,648	$ 23,494,736
Curtiss-Wright Corp.	89,431	12,401,397
Hexcel Corp. (a)	191,176	9,902,917
Mercury Systems, Inc. (a)	129,789	7,146,182
		52,945,232
AIR FREIGHT & LOGISTICS — 0.4%
GXO Logistics, Inc. (a)	224,657	20,405,595
AIRLINES — 0.2%
JetBlue Airways Corp. (a)	724,756	10,320,526
AUTO COMPONENTS — 1.7%
Adient PLC (a)	214,768	10,283,092
Dana, Inc.	328,657	7,499,953
Fox Factory Holding Corp. (a)	95,995	16,328,749
Gentex Corp.	538,978	18,783,383
Goodyear Tire & Rubber Co. (a)	640,355	13,652,369
Lear Corp. (b)	135,855	24,854,672
Visteon Corp. (a)	63,805	7,091,288
		98,493,506
AUTOMOBILES — 0.5%
Harley-Davidson, Inc.	350,696	13,217,732
Thor Industries, Inc. (b)	126,566	13,133,754
		26,351,486
BANKS — 6.3%
Associated Banc-Corp.	342,012	7,726,051
Bank of Hawaii Corp.	92,294	7,730,545
Bank OZK	275,478	12,817,991
Cadence Bank	446,562	13,303,082
Cathay General Bancorp	176,011	7,566,713
CIT Group, Inc.	225,976	11,601,608
Commerce Bancshares, Inc.	252,995	17,390,876
Cullen/Frost Bankers, Inc.	129,227	16,291,648
East West Bancorp, Inc.	323,386	25,444,010
First Financial Bankshares, Inc.	292,175	14,854,177
First Horizon Corp.	1,232,336	20,124,047
FNB Corp.	726,849	8,816,678
Fulton Financial Corp.	367,650	6,250,050
Glacier Bancorp, Inc.	249,723	14,159,294
Hancock Whitney Corp.	197,895	9,898,708
Home BancShares, Inc.	343,502	8,364,274
International Bancshares Corp.	121,307	5,142,204
PacWest Bancorp	267,217	12,070,192
Pinnacle Financial Partners, Inc.	173,544	16,573,452
Prosperity Bancshares, Inc.	210,066	15,187,772
Sterling Bancorp	439,197	11,326,891
Synovus Financial Corp.	331,585	15,872,974
Texas Capital Bancshares, Inc. (a)	115,365	6,950,741
UMB Financial Corp.	98,063	10,405,465
Umpqua Holdings Corp.	493,661	9,498,038
United Bankshares, Inc.	310,700	11,272,196
Valley National Bancorp	927,451	12,752,451
Security Description	Shares	Value
Webster Financial Corp.	206,441	$ 11,527,665
Wintrust Financial Corp.	129,869	11,794,703
		352,714,496
BEVERAGES — 0.2%
Boston Beer Co., Inc. Class A (a)	21,398	10,808,130
BIOTECHNOLOGY — 1.5%
Arrowhead Pharmaceuticals, Inc. (a)	237,611	15,753,609
Exelixis, Inc. (a)	721,093	13,181,580
Halozyme Therapeutics, Inc. (a)	320,852	12,901,459
Neurocrine Biosciences, Inc. (a)	216,258	18,418,694
United Therapeutics Corp. (a)	102,602	22,170,240
		82,425,582
BUILDING PRODUCTS — 2.9%
Builders FirstSource, Inc. (a)	436,378	37,401,958
Carlisle Cos., Inc.	119,170	29,568,460
Lennox International, Inc.	76,758	24,897,225
Owens Corning	228,997	20,724,229
Simpson Manufacturing Co., Inc.	99,028	13,771,824
Trex Co., Inc. (a)	262,328	35,422,150
		161,785,846
CAPITAL MARKETS — 2.1%
Affiliated Managers Group, Inc.	92,645	15,241,029
Evercore, Inc. Class A	88,891	12,075,842
Federated Hermes, Inc.	220,741	8,295,447
Interactive Brokers Group, Inc. Class A	199,097	15,812,284
Janus Henderson Group PLC	388,738	16,303,672
Jefferies Financial Group, Inc.	447,667	17,369,480
SEI Investments Co.	241,495	14,716,705
Stifel Financial Corp.	237,287	16,709,750
		116,524,209
CHEMICALS — 2.7%
Ashland Global Holdings, Inc.	128,684	13,854,119
Avient Corp.	208,468	11,663,785
Cabot Corp.	129,280	7,265,536
Chemours Co.	371,384	12,463,647
Ingevity Corp. (a)	89,522	6,418,727
Minerals Technologies, Inc.	75,864	5,549,452
NewMarket Corp.	15,717	5,386,530
Olin Corp.	326,934	18,805,244
RPM International, Inc.	295,636	29,859,236
Scotts Miracle-Gro Co.	92,785	14,938,385
Sensient Technologies Corp.	95,739	9,579,644
Valvoline, Inc.	411,899	15,359,714
		151,144,019
COMMERCIAL SERVICES & SUPPLIES — 1.5%
Brink's Co.	112,043	7,346,660
Clean Harbors, Inc. (a)	114,047	11,378,469
IAA, Inc. (a)	307,262	15,553,602
MillerKnoll, Inc.	173,995	6,818,864

See accompanying notes to financial statements.
16

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
MSA Safety, Inc.	83,110	$ 12,546,286
Stericycle, Inc. (a)	209,384	12,487,662
Tetra Tech, Inc.	123,268	20,930,906
		87,062,449
COMMUNICATIONS EQUIPMENT — 0.9%
Ciena Corp. (a)	353,086	27,177,029
Lumentum Holdings, Inc. (a)	164,814	17,432,377
Viasat, Inc. (a) (b)	167,353	7,453,903
		52,063,309
CONSTRUCTION & ENGINEERING — 1.4%
AECOM (a)	328,278	25,392,303
Dycom Industries, Inc. (a)	68,737	6,444,781
EMCOR Group, Inc.	121,687	15,501,707
Fluor Corp. (a) (b)	322,271	7,982,653
MasTec, Inc. (a) (b)	130,427	12,035,804
Valmont Industries, Inc.	48,341	12,109,420
		79,466,668
CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	92,654	15,423,185
CONSUMER FINANCE — 0.6%
FirstCash Holdings, Inc.	93,157	6,969,075
Navient Corp.	367,309	7,794,297
Prog Holdings, Inc.	115,719	5,220,084
SLM Corp.	668,153	13,142,570
		33,126,026
CONTAINERS & PACKAGING — 0.8%
AptarGroup, Inc.	149,960	18,367,101
Greif, Inc. Class A	60,556	3,655,766
Silgan Holdings, Inc.	191,198	8,190,922
Sonoco Products Co.	224,069	12,971,354
		43,185,143
DIVERSIFIED CONSUMER SERVICES — 0.9%
Graham Holdings Co. Class B	9,173	5,777,431
Grand Canyon Education, Inc. (a)	91,361	7,830,551
H&R Block, Inc.	400,258	9,430,078
Service Corp. International	375,798	26,677,900
		49,715,960
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Voya Financial, Inc.	251,844	16,699,776
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Iridium Communications, Inc. (a)	301,313	12,441,214
ELECTRIC UTILITIES — 1.0%
ALLETE, Inc.	120,346	7,984,957
Hawaiian Electric Industries, Inc.	249,096	10,337,484
IDACORP, Inc.	115,149	13,047,533
OGE Energy Corp.	456,185	17,508,380
PNM Resources, Inc.	195,632	8,922,776
		57,801,130
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 2.0%
Acuity Brands, Inc.	79,587	$ 16,850,160
EnerSys	95,434	7,545,012
Hubbell, Inc.	123,967	25,818,607
nVent Electric PLC	383,429	14,570,302
Regal Rexnord Corp.	154,406	26,276,813
Sunrun, Inc. (a) (b)	471,784	16,182,191
Vicor Corp. (a)	48,894	6,208,560
		113,451,645
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.2%
Arrow Electronics, Inc. (a)	158,722	21,311,603
Avnet, Inc.	226,112	9,322,598
Belden, Inc.	102,274	6,722,470
Cognex Corp.	402,873	31,327,404
Coherent, Inc. (a)	55,909	14,901,985
II-VI, Inc. (a) (b)	241,803	16,522,399
Jabil, Inc.	326,641	22,979,194
Littelfuse, Inc.	56,141	17,666,450
National Instruments Corp.	300,562	13,125,543
TD SYNNEX Corp.	94,101	10,761,390
Vishay Intertechnology, Inc.	302,458	6,614,756
Vontier Corp.	385,294	11,840,085
		183,095,877
ENERGY EQUIPMENT & SERVICES — 0.4%
ChampionX Corp. (a)	460,506	9,306,827
Nov, Inc. (b)	890,344	12,064,161
		21,370,988
ENTERTAINMENT — 0.1%
World Wrestling Entertainment, Inc. Class A (b)	101,956	5,030,509
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 9.8%
American Campus Communities, Inc. REIT	317,137	18,168,779
Apartment Income REIT Corp.	357,756	19,558,521
Brixmor Property Group, Inc. REIT	676,862	17,199,063
Camden Property Trust REIT	232,078	41,467,697
Corporate Office Properties Trust REIT	255,952	7,158,977
Cousins Properties, Inc. REIT	338,842	13,648,556
CyrusOne, Inc. REIT	289,258	25,952,228
Douglas Emmett, Inc. REIT	399,899	13,396,616
EastGroup Properties, Inc. REIT	92,732	21,128,986
EPR Properties REIT	170,466	8,095,430
First Industrial Realty Trust, Inc. REIT	297,693	19,707,277
Healthcare Realty Trust, Inc. REIT	335,451	10,613,670
Highwoods Properties, Inc. REIT	237,845	10,605,509
Hudson Pacific Properties, Inc. REIT	347,462	8,585,786
JBG SMITH Properties REIT	260,131	7,468,361
Kilroy Realty Corp. REIT	238,870	15,875,300

See accompanying notes to financial statements.
17

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Kite Realty Group Trust REIT	499,160	$ 10,871,705
Lamar Advertising Co. Class A REIT	197,903	24,005,634
Life Storage, Inc. REIT	186,913	28,631,333
Macerich Co. REIT	485,519	8,389,768
Medical Properties Trust, Inc. REIT	1,358,955	32,112,107
National Retail Properties, Inc. REIT	400,232	19,239,152
National Storage Affiliates Trust REIT	186,787	12,925,660
Omega Healthcare Investors, Inc. REIT	544,661	16,116,519
Park Hotels & Resorts, Inc. REIT (a)	538,950	10,175,376
Pebblebrook Hotel Trust REIT	299,436	6,698,383
Physicians Realty Trust REIT	501,008	9,433,981
PotlatchDeltic Corp. REIT	152,958	9,211,131
PS Business Parks, Inc. REIT	45,821	8,438,854
Rayonier, Inc. REIT	326,507	13,177,823
Rexford Industrial Realty, Inc. REIT	345,196	27,998,848
Sabra Health Care REIT, Inc.	511,050	6,919,617
SL Green Realty Corp. REIT	152,055	10,902,343
Spirit Realty Capital, Inc. REIT	281,018	13,542,257
STORE Capital Corp. REIT	559,292	19,239,645
Urban Edge Properties REIT	250,931	4,767,689
		551,428,581
FOOD & STAPLES RETAILING — 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	311,221	20,842,470
Casey's General Stores, Inc.	84,554	16,686,732
Grocery Outlet Holding Corp. (a) (b)	199,074	5,629,813
Performance Food Group Co. (a)	351,711	16,140,018
Sprouts Farmers Market, Inc. (a)	255,837	7,593,242
		66,892,275
FOOD PRODUCTS — 1.7%
Darling Ingredients, Inc. (a)	368,714	25,548,193
Flowers Foods, Inc.	452,835	12,439,378
Hain Celestial Group, Inc. (a)	211,643	9,018,108
Ingredion, Inc.	151,624	14,652,943
Lancaster Colony Corp.	45,154	7,477,503
Pilgrim's Pride Corp. (a)	112,801	3,180,988
Post Holdings, Inc. (a)	133,406	15,038,858
Sanderson Farms, Inc.	48,361	9,240,820
		96,596,791
GAS UTILITIES — 1.3%
National Fuel Gas Co.	207,802	13,286,860
New Jersey Resources Corp.	219,716	9,021,539
ONE Gas, Inc.	122,094	9,473,273
Southwest Gas Holdings, Inc. (a)	135,426	9,486,591
Security Description	Shares	Value
Spire, Inc. (b)	117,799	$ 7,682,851
UGI Corp.	476,491	21,875,702
		70,826,816
HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
Envista Holdings Corp. (a)	368,534	16,606,142
Globus Medical, Inc. Class A (a)	180,863	13,058,309
Haemonetics Corp. (a)	116,506	6,179,478
ICU Medical, Inc. (a)	45,532	10,806,565
Integra LifeSciences Holdings Corp. (a)	166,028	11,122,216
LivaNova PLC (a)	121,307	10,605,871
Masimo Corp. (a)	115,745	33,887,821
Neogen Corp. (a)	244,978	11,124,451
NuVasive, Inc. (a)	117,915	6,188,179
Penumbra, Inc. (a)	79,366	22,803,439
Quidel Corp. (a)	86,415	11,665,161
STAAR Surgical Co. (a)	108,441	9,900,663
Tandem Diabetes Care, Inc. (a)	144,769	21,790,630
		185,738,925
HEALTH CARE PROVIDERS & SERVICES — 3.0%
Acadia Healthcare Co., Inc. (a)	204,981	12,442,347
Amedisys, Inc. (a)	74,293	12,026,551
Chemed Corp.	35,140	18,590,466
Encompass Health Corp.	226,779	14,799,597
HealthEquity, Inc. (a)	190,309	8,419,270
LHC Group, Inc. (a)	72,222	9,911,025
Molina Healthcare, Inc. (a)	133,099	42,336,130
Option Care Health, Inc. (a)	315,634	8,976,631
Patterson Cos., Inc.	197,385	5,793,250
Progyny, Inc. (a)	158,616	7,986,316
R1 RCM, Inc. (a)	303,657	7,740,217
Tenet Healthcare Corp. (a)	244,182	19,947,227
		168,969,027
HOTELS, RESTAURANTS & LEISURE — 3.0%
Boyd Gaming Corp. (a)	186,953	12,258,508
Choice Hotels International, Inc.	74,760	11,661,812
Churchill Downs, Inc.	78,439	18,895,955
Cracker Barrel Old Country Store, Inc.	53,551	6,888,801
Jack in the Box, Inc.	49,383	4,320,025
Marriott Vacations Worldwide Corp.	97,123	16,411,845
Papa John's International, Inc.	73,725	9,840,076
Scientific Games Corp. Class A (a)	219,958	14,699,793
Six Flags Entertainment Corp. (a)	176,326	7,507,961
Texas Roadhouse, Inc.	158,690	14,167,843
Travel + Leisure Co.	196,704	10,871,830
Wendy's Co.	402,206	9,592,613
Wingstop, Inc.	67,984	11,747,635
Wyndham Hotels & Resorts, Inc.	212,324	19,034,847
		167,899,544

See accompanying notes to financial statements.
18

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
HOUSEHOLD DURABLES — 2.0%
Helen of Troy, Ltd. (a)	55,028	$ 13,452,695
KB Home	195,269	8,734,382
Leggett & Platt, Inc.	303,925	12,509,553
Taylor Morrison Home Corp. (a)	280,096	9,792,156
Tempur Sealy International, Inc.	438,694	20,631,779
Toll Brothers, Inc.	260,750	18,875,693
TopBuild Corp. (a)	75,033	20,702,355
Tri Pointe Homes, Inc. (a)	253,279	7,063,951
		111,762,564
HOUSEHOLD PRODUCTS — 0.1%
Energizer Holdings, Inc. (b)	143,364	5,748,896
INSURANCE — 3.7%
Alleghany Corp. (a)	31,251	20,862,855
American Financial Group, Inc.	150,787	20,706,071
Brighthouse Financial, Inc. (a)	181,883	9,421,539
CNO Financial Group, Inc.	281,047	6,700,160
First American Financial Corp.	250,128	19,567,513
Hanover Insurance Group, Inc.	81,103	10,629,359
Kemper Corp.	136,334	8,015,076
Kinsale Capital Group, Inc.	48,941	11,642,575
Mercury General Corp. (b)	61,470	3,261,598
Old Republic International Corp.	650,641	15,992,756
Primerica, Inc.	89,971	13,789,855
Reinsurance Group of America, Inc.	154,097	16,872,081
RenaissanceRe Holdings, Ltd.	104,829	17,750,695
RLI Corp.	90,717	10,169,376
Selective Insurance Group, Inc.	137,046	11,229,549
Unum Group	465,929	11,447,876
		208,058,934
INTERACTIVE MEDIA & SERVICES — 0.4%
TripAdvisor, Inc. (a) (b)	227,536	6,202,631
Yelp, Inc. (a)	156,407	5,668,190
Ziff Davis, Inc. (a)	109,858	12,178,858
		24,049,679
IT SERVICES — 1.9%
Alliance Data Systems Corp.	113,479	7,554,297
Concentrix Corp.	97,758	17,461,534
Genpact, Ltd.	394,306	20,929,762
Kyndryl Holdings, Inc. (a)	408,284	7,389,940
LiveRamp Holdings, Inc. (a)	155,235	7,443,518
MAXIMUS, Inc.	140,068	11,159,218
Sabre Corp. (a) (b)	742,882	6,381,356
Western Union Co.	916,140	16,343,938
WEX, Inc. (a)	102,127	14,337,610
		109,001,173
LEISURE EQUIPMENT & PRODUCTS — 1.3%
Brunswick Corp.	175,707	17,698,966
Callaway Golf Co. (a)	267,098	7,329,169
Mattel, Inc. (a)	798,448	17,214,539
Polaris, Inc.	130,225	14,313,030
Security Description	Shares	Value
YETI Holdings, Inc. (a)	199,761	$ 16,546,204
		73,101,908
LIFE SCIENCES TOOLS & SERVICES — 1.6%
Bruker Corp.	231,537	19,428,270
Medpace Holdings, Inc. (a)	65,534	14,262,820
Repligen Corp. (a)	117,232	31,047,723
Syneos Health, Inc. (a)	236,302	24,263,489
		89,002,302
MACHINERY — 5.0%
AGCO Corp.	139,852	16,225,629
Colfax Corp. (a)	306,849	14,105,848
Crane Co.	113,792	11,576,060
Donaldson Co., Inc.	281,676	16,692,120
Flowserve Corp.	296,914	9,085,568
Graco, Inc.	387,335	31,226,948
ITT, Inc.	195,034	19,930,524
Kennametal, Inc.	190,611	6,844,841
Lincoln Electric Holdings, Inc.	134,594	18,771,825
Middleby Corp. (a)	126,760	24,941,298
Nordson Corp.	123,151	31,436,756
Oshkosh Corp.	156,436	17,631,902
Terex Corp.	159,024	6,989,105
Timken Co.	157,318	10,900,564
Toro Co.	242,585	24,236,667
Trinity Industries, Inc. (b)	186,356	5,627,951
Woodward, Inc.	143,723	15,731,920
		281,955,526
MARINE — 0.1%
Kirby Corp. (a)	136,959	8,138,104
MEDIA — 0.9%
Cable One, Inc.	11,313	19,949,910
John Wiley & Sons, Inc. Class A	99,276	5,685,537
New York Times Co. Class A	380,791	18,392,205
TEGNA, Inc.	504,336	9,360,476
		53,388,128
METALS & MINING — 2.6%
Alcoa Corp.	426,403	25,405,091
Cleveland-Cliffs, Inc. (a) (b)	1,037,171	22,579,213
Commercial Metals Co.	274,807	9,972,746
Compass Minerals International, Inc. (b)	77,586	3,963,093
Reliance Steel & Aluminum Co.	142,800	23,165,016
Royal Gold, Inc.	149,598	15,739,205
Steel Dynamics, Inc.	429,625	26,666,824
United States Steel Corp. (b)	615,896	14,664,484
Worthington Industries, Inc.	73,717	4,029,371
		146,185,043
MULTI-UTILITIES — 0.6%
Black Hills Corp.	145,436	10,263,418
MDU Resources Group, Inc.	463,440	14,292,490
NorthWestern Corp. (b)	119,337	6,821,303
		31,377,211

See accompanying notes to financial statements.
19

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
MULTILINE RETAIL — 0.9%
Kohl's Corp. (b)	343,066	$ 16,944,030
Macy's, Inc.	705,829	18,478,603
Nordstrom, Inc. (a) (b)	253,564	5,735,618
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	137,956	7,061,967
		48,220,218
OIL, GAS & CONSUMABLE FUELS — 1.7%
Antero Midstream Corp.	739,938	7,162,600
CNX Resources Corp. (a)	481,331	6,618,301
DTE Midstream LLC (a)	220,496	10,579,398
EQT Corp. (a)	689,072	15,028,660
Equitrans Midstream Corp.	926,565	9,580,682
HollyFrontier Corp.	340,722	11,168,867
Murphy Oil Corp.	330,914	8,640,165
Targa Resources Corp.	521,819	27,259,825
		96,038,498
PAPER & FOREST PRODUCTS — 0.3%
Louisiana-Pacific Corp.	200,571	15,714,738
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A (a)	764,757	8,029,948
Nu Skin Enterprises, Inc. Class A	113,510	5,760,633
		13,790,581
PHARMACEUTICALS — 0.5%
Jazz Pharmaceuticals PLC (a)	140,104	17,849,250
Perrigo Co. PLC	304,896	11,860,454
		29,709,704
PROFESSIONAL SERVICES — 1.6%
ASGN, Inc. (a)	118,758	14,654,737
CACI International, Inc. Class A (a)	53,137	14,305,012
FTI Consulting, Inc. (a)	78,178	11,994,069
Insperity, Inc.	81,558	9,632,815
KBR, Inc.	319,667	15,222,543
ManpowerGroup, Inc.	123,586	12,028,625
Science Applications International Corp.	131,239	10,970,268
		88,808,069
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Jones Lang LaSalle, Inc. (a)	114,998	30,973,561
ROAD & RAIL — 2.0%
Avis Budget Group, Inc. (a)	91,292	18,931,222
Knight-Swift Transportation Holdings, Inc.	378,213	23,048,300
Landstar System, Inc.	86,883	15,553,795
Ryder System, Inc.	122,391	10,088,690
Saia, Inc. (a)	60,001	20,222,137
Werner Enterprises, Inc.	138,703	6,610,585
XPO Logistics, Inc. (a)	224,859	17,410,832
		111,865,561
Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.3%
Amkor Technology, Inc.	228,432	$ 5,662,829
Azenta, Inc.	169,404	17,467,247
Cirrus Logic, Inc. (a)	130,254	11,985,973
CMC Materials, Inc.	64,804	12,422,279
First Solar, Inc. (a)	225,364	19,642,726
Lattice Semiconductor Corp. (a)	312,033	24,045,263
MKS Instruments, Inc.	126,384	22,012,301
Power Integrations, Inc.	137,547	12,776,741
Semtech Corp. (a)	146,772	13,052,434
Silicon Laboratories, Inc. (a)	91,636	18,915,503
SiTime Corp. (a)	34,320	10,039,973
SunPower Corp. (a) (b)	189,283	3,950,336
Synaptics, Inc. (a)	89,485	25,906,802
Universal Display Corp.	98,773	16,300,508
Wolfspeed, Inc. (a)	264,079	29,516,110
		243,697,025
SOFTWARE — 3.8%
ACI Worldwide, Inc. (a)	267,934	9,297,310
Aspen Technology, Inc. (a)	152,469	23,205,782
Blackbaud, Inc. (a)	94,401	7,455,791
CDK Global, Inc.	269,679	11,256,401
Cerence, Inc. (a) (b)	86,598	6,636,871
CommVault Systems, Inc. (a)	103,717	7,148,176
Digital Turbine, Inc. (a) (b)	200,392	12,221,908
Envestnet, Inc. (a)	124,568	9,883,225
Fair Isaac Corp. (a)	62,320	27,026,314
Manhattan Associates, Inc. (a)	144,206	22,422,591
Mimecast, Ltd. (a)	141,201	11,235,363
NCR Corp. (a)	300,808	12,092,481
Paylocity Holding Corp. (a)	90,294	21,323,831
Qualys, Inc. (a)	76,071	10,438,463
SailPoint Technologies Holding, Inc. (a)	212,540	10,274,184
Teradata Corp. (a)	247,295	10,502,619
		212,421,310
SPECIALTY RETAIL — 3.3%
American Eagle Outfitters, Inc. (b)	351,648	8,903,727
AutoNation, Inc. (a)	91,101	10,645,152
Dick's Sporting Goods, Inc. (b)	147,923	17,009,666
Five Below, Inc. (a)	127,651	26,409,715
Foot Locker, Inc.	205,861	8,981,715
GameStop Corp. Class A (a) (b)	141,237	20,958,159
Lithia Motors, Inc.	69,050	20,504,398
Murphy USA, Inc.	53,749	10,708,951
RH (a)	39,277	21,050,115
Urban Outfitters, Inc. (a)	150,156	4,408,580
Victoria's Secret & Co. (a) (b)	165,102	9,169,765
Williams-Sonoma, Inc.	169,492	28,666,182
		187,416,125

See accompanying notes to financial statements.
20

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
Xerox Holdings Corp.	313,238	$ 7,091,708
TEXTILES, APPAREL & LUXURY GOODS — 1.9%
Capri Holdings, Ltd. (a)	342,931	22,259,651
Carter's, Inc.	96,319	9,749,409
Columbia Sportswear Co.	78,751	7,673,497
Crocs, Inc. (a)	134,114	17,196,097
Deckers Outdoor Corp. (a)	62,603	22,932,105
Hanesbrands, Inc.	795,809	13,305,927
Skechers U.S.A., Inc. Class A (a)	308,179	13,374,969
		106,491,655
THRIFTS & MORTGAGE FINANCE — 0.7%
Essent Group, Ltd.	251,673	11,458,672
MGIC Investment Corp.	742,025	10,700,000
New York Community Bancorp, Inc.	1,059,736	12,939,376
Washington Federal, Inc.	148,441	4,954,961
		40,053,009
TRADING COMPANIES & DISTRIBUTORS — 0.9%
GATX Corp. (b)	80,945	8,433,659
MSC Industrial Direct Co., Inc. Class A	106,662	8,966,008
Univar Solutions, Inc. (a)	389,617	11,045,642
Watsco, Inc.	75,215	23,533,269
		51,978,578
Security Description	Shares	Value
WATER UTILITIES — 0.5%
Essential Utilities, Inc.	524,123	$ 28,140,164
TOTAL COMMON STOCKS (Cost $4,518,361,673)		5,616,384,437
SHORT-TERM INVESTMENT — 0.8%
State Street Navigator Securities Lending Portfolio II (c) (d) (Cost $44,119,604)	44,119,604	44,119,604
TOTAL INVESTMENTS — 100.5% (Cost $4,562,481,277)		5,660,504,041
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(26,816,199)
NET ASSETS — 100.0%		$ 5,633,687,842
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,616,384,437	$—	$—	$5,616,384,437
Short-Term Investment	44,119,604	—	—	44,119,604
TOTAL INVESTMENTS	$5,660,504,041	$—	$—	$5,660,504,041

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,441,967	$ 2,442,700	$ 98,688,222	$101,131,486	$564	$—	—	$ —	$ 812
State Street Navigator Securities Lending Portfolio II	89,250,480	89,250,480	247,195,279	292,326,155	—	—	44,119,604	44,119,604	39,280
Total		$91,693,180	$345,883,501	$393,457,641	$564	$—		$44,119,604	$40,092
See accompanying notes to financial statements.
21

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.1%
AAR Corp. (a)	144,796	$ 5,651,388
Aerojet Rocketdyne Holdings, Inc.	318,890	14,911,296
AeroVironment, Inc. (a)	99,416	6,166,775
Kaman Corp.	117,254	5,059,510
Moog, Inc. Class A	126,356	10,231,045
National Presto Industries, Inc.	22,187	1,820,000
Park Aerospace Corp.	83,422	1,101,170
Triumph Group, Inc. (a)	278,834	5,166,794
		50,107,978
AIR FREIGHT & LOGISTICS — 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	114,703	10,795,846
Forward Air Corp.	114,771	13,897,621
Hub Group, Inc. Class A (a)	145,713	12,274,863
		36,968,330
AIRLINES — 0.5%
Allegiant Travel Co. (a)	65,262	12,206,605
Hawaiian Holdings, Inc. (a)	223,162	4,099,486
SkyWest, Inc. (a)	217,418	8,544,527
		24,850,618
AUTO COMPONENTS — 1.4%
American Axle & Manufacturing Holdings, Inc. (a)	479,092	4,469,928
Cooper-Standard Holdings, Inc. (a)	73,781	1,653,432
Dorman Products, Inc. (a)	121,109	13,686,528
Gentherm, Inc. (a)	143,211	12,445,036
LCI Industries	107,693	16,786,108
Motorcar Parts of America, Inc. (a)	83,263	1,421,299
Patrick Industries, Inc.	95,195	7,681,285
Standard Motor Products, Inc.	80,348	4,209,432
		62,353,048
AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (b)	142,108	10,646,731
BANKS — 10.4%
Allegiance Bancshares, Inc.	81,173	3,426,312
Ameris Bancorp	281,665	13,993,117
Banc of California, Inc.	232,214	4,556,039
BancFirst Corp.	82,020	5,787,331
Bancorp, Inc. (a)	246,196	6,231,221
BankUnited, Inc.	379,638	16,062,484
Banner Corp.	145,233	8,811,286
Berkshire Hills Bancorp, Inc.	205,367	5,838,584
Brookline Bancorp, Inc.	327,013	5,294,340
Cadence Bank	1	30
Central Pacific Financial Corp.	121,256	3,415,782
City Holding Co.	63,742	5,213,458
Columbia Banking System, Inc.	330,440	10,811,997
Community Bank System, Inc.	229,890	17,122,207
Security Description	Shares	Value
Customers Bancorp, Inc. (a)	128,347	$ 8,390,043
CVB Financial Corp.	541,791	11,599,745
Dime Community Bancshares, Inc.	139,507	4,905,066
Eagle Bancorp, Inc.	137,996	8,050,687
FB Financial Corp.	153,604	6,730,927
First BanCorp (c)	874,503	12,050,651
First BanCorp (c)	149,359	6,828,694
First Commonwealth Financial Corp.	401,070	6,453,216
First Financial Bancorp	397,996	9,703,143
First Hawaiian, Inc.	548,715	14,996,381
First Midwest Bancorp, Inc.	484,732	9,927,311
Great Western Bancorp, Inc.	233,476	7,928,845
Hanmi Financial Corp.	126,462	2,994,620
Heritage Financial Corp.	152,682	3,731,548
Hilltop Holdings, Inc.	258,007	9,066,366
HomeStreet, Inc.	85,908	4,467,216
Hope Bancorp, Inc.	508,917	7,486,169
Independent Bank Corp.	202,479	16,508,113
Independent Bank Group, Inc.	157,011	11,328,344
Investors Bancorp, Inc.	960,068	14,545,030
Lakeland Financial Corp.	107,208	8,591,649
Meta Financial Group, Inc.	134,236	8,008,520
National Bank Holdings Corp. Class A	127,783	5,614,785
NBT Bancorp, Inc.	186,768	7,194,303
OFG Bancorp	216,521	5,750,798
Old National Bancorp	705,472	12,783,153
Pacific Premier Bancorp, Inc.	402,033	16,093,381
Park National Corp.	61,232	8,407,766
Preferred Bank	59,536	4,274,089
Renasant Corp.	236,447	8,973,164
S&T Bancorp, Inc.	165,734	5,223,936
Seacoast Banking Corp. of Florida	247,419	8,756,158
ServisFirst Bancshares, Inc.	207,974	17,665,312
Simmons First National Corp. Class A	489,071	14,466,720
Southside Bancshares, Inc.	136,154	5,693,960
Tompkins Financial Corp.	49,801	4,162,368
Triumph Bancorp, Inc. (a)	100,474	11,964,444
Trustmark Corp.	264,930	8,599,628
United Community Banks, Inc.	446,379	16,042,861
Veritex Holdings, Inc.	208,918	8,310,758
Westamerica BanCorp	113,600	6,558,128
		477,392,184
BEVERAGES — 0.7%
Celsius Holdings, Inc. (a) (b)	164,248	12,247,973
Coca-Cola Consolidated, Inc.	19,758	12,233,956
MGP Ingredients, Inc. (b)	54,064	4,594,899
National Beverage Corp.	101,559	4,603,670
		33,680,498
BIOTECHNOLOGY — 2.2%
Anika Therapeutics, Inc. (a)	62,987	2,256,824

See accompanying notes to financial statements.
22

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Avid Bioservices, Inc. (a)	264,144	$ 7,707,722
Coherus Biosciences, Inc. (a) (b)	274,164	4,375,657
Cytokinetics, Inc. (a) (b)	357,046	16,274,157
Eagle Pharmaceuticals, Inc. (a)	46,987	2,392,578
Emergent BioSolutions, Inc. (a)	203,132	8,830,148
Enanta Pharmaceuticals, Inc. (a)	77,594	5,802,479
Ligand Pharmaceuticals, Inc. (a)	72,069	11,131,778
Myriad Genetics, Inc. (a)	336,971	9,300,400
Organogenesis Holdings, Inc. (a)	272,181	2,514,952
REGENXBIO, Inc. (a)	162,003	5,297,498
Spectrum Pharmaceuticals, Inc. (a)	709,255	900,754
uniQure NV (a)	155,185	3,218,537
Vanda Pharmaceuticals, Inc. (a)	242,301	3,801,703
Vericel Corp. (a) (b)	201,963	7,937,146
Xencor, Inc. (a)	251,810	10,102,617
		101,844,950
BUILDING PRODUCTS — 2.0%
AAON, Inc.	176,365	14,008,673
American Woodmark Corp. (a)	69,623	4,539,420
Apogee Enterprises, Inc.	109,940	5,293,611
Gibraltar Industries, Inc. (a)	140,914	9,396,146
Griffon Corp.	205,757	5,859,959
Insteel Industries, Inc.	83,323	3,317,089
PGT Innovations, Inc. (a)	251,411	5,654,233
Quanex Building Products Corp.	139,749	3,462,980
Resideo Technologies, Inc. (a)	615,209	16,013,890
UFP Industries, Inc.	264,211	24,310,054
		91,856,055
CAPITAL MARKETS — 1.0%
B Riley Financial, Inc.	69,090	6,139,337
Blucora, Inc. (a)	212,520	3,680,846
Brightsphere Investment Group, Inc.	153,271	3,923,738
Donnelley Financial Solutions, Inc. (a)	126,607	5,968,254
Greenhill & Co., Inc.	54,391	975,231
Piper Sandler Cos.	60,001	10,710,778
StoneX Group, Inc. (a)	73,143	4,480,009
Virtus Investment Partners, Inc.	30,301	9,002,427
WisdomTree Investments, Inc. (b)	466,641	2,855,843
		47,736,463
CHEMICALS — 3.0%
AdvanSix, Inc.	121,379	5,735,158
American Vanguard Corp.	118,436	1,941,166
Balchem Corp.	138,229	23,305,409
Ferro Corp. (a)	350,522	7,651,895
FutureFuel Corp.	114,520	874,933
GCP Applied Technologies, Inc. (a)	231,619	7,333,057
Hawkins, Inc.	82,435	3,252,061
Security Description	Shares	Value
HB Fuller Co.	224,068	$ 18,149,508
Innospec, Inc.	104,644	9,453,539
Koppers Holdings, Inc. (a)	92,740	2,902,762
Kraton Corp. (a)	135,802	6,290,349
Livent Corp. (a) (b)	688,683	16,790,091
Quaker Chemical Corp. (b)	57,114	13,180,769
Rayonier Advanced Materials, Inc. (a)	277,070	1,582,070
Stepan Co.	90,492	11,247,251
Tredegar Corp.	113,041	1,336,145
Trinseo PLC	167,550	8,789,673
		139,815,836
COMMERCIAL SERVICES & SUPPLIES — 2.1%
ABM Industries, Inc.	285,940	11,680,649
Brady Corp. Class A	206,245	11,116,606
CoreCivic, Inc. REIT (a)	506,152	5,046,335
Deluxe Corp.	184,882	5,936,561
Harsco Corp. (a)	333,807	5,577,915
Healthcare Services Group, Inc.	322,519	5,737,613
HNI Corp.	184,503	7,758,351
Interface, Inc.	257,174	4,101,925
KAR Auction Services, Inc. (a)	518,189	8,094,112
Matthews International Corp. Class A	132,943	4,875,020
Pitney Bowes, Inc.	713,909	4,733,217
UniFirst Corp.	64,810	13,636,024
US Ecology, Inc. (a)	137,342	4,386,703
Viad Corp. (a)	89,616	3,834,669
		96,515,700
COMMUNICATIONS EQUIPMENT — 1.4%
ADTRAN, Inc.	204,344	4,665,173
CalAmp Corp. (a)	155,844	1,100,259
Comtech Telecommunications Corp.	114,346	2,708,857
Digi International, Inc. (a)	147,811	3,631,716
Extreme Networks, Inc. (a)	554,774	8,709,952
Harmonic, Inc. (a)	444,340	5,225,438
NETGEAR, Inc. (a)	127,141	3,713,789
NetScout Systems, Inc. (a)	313,765	10,379,346
Plantronics, Inc. (a) (b)	182,753	5,361,973
Viavi Solutions, Inc. (a)	1,013,139	17,851,509
		63,348,012
CONSTRUCTION & ENGINEERING — 1.1%
Arcosa, Inc.	205,447	10,827,057
Comfort Systems USA, Inc.	153,486	15,185,905
Granite Construction, Inc. (b)	194,049	7,509,696
MYR Group, Inc. (a)	71,444	7,898,134
NV5 Global, Inc. (a)	50,820	7,019,259
		48,440,051
CONSUMER FINANCE — 0.9%
Encore Capital Group, Inc. (a) (b)	104,707	6,503,352
Enova International, Inc. (a)	153,869	6,302,474
EZCORP, Inc. Class A (a)	233,690	1,722,295

See accompanying notes to financial statements.
23

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Green Dot Corp. Class A (a)	231,787	$ 8,399,961
LendingTree, Inc. (a)	49,748	6,099,105
PRA Group, Inc. (a)	184,982	9,287,946
World Acceptance Corp. (a) (b)	18,299	4,491,124
		42,806,257
CONTAINERS & PACKAGING — 0.2%
Myers Industries, Inc.	156,370	3,128,964
O-I Glass, Inc. (a)	664,452	7,993,357
		11,122,321
DIVERSIFIED CONSUMER SERVICES — 0.5%
Adtalem Global Education, Inc. (a)	213,244	6,303,493
American Public Education, Inc. (a)	81,685	1,817,491
Perdoceo Education Corp. (a)	305,607	3,593,938
Strategic Education, Inc.	97,785	5,655,885
WW International, Inc. (a)	229,215	3,697,238
		21,068,045
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
ATN International, Inc.	48,052	1,919,677
Cogent Communications Holdings, Inc.	180,551	13,212,722
Consolidated Communications Holdings, Inc. (a)	308,687	2,308,979
		17,441,378
ELECTRICAL EQUIPMENT — 0.4%
AZZ, Inc.	104,781	5,793,341
Encore Wire Corp.	86,113	12,322,770
Powell Industries, Inc.	39,432	1,162,850
		19,278,961
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.9%
Advanced Energy Industries, Inc.	160,357	14,602,108
Arlo Technologies, Inc. (a)	357,648	3,751,728
Badger Meter, Inc.	124,454	13,261,818
Benchmark Electronics, Inc.	147,400	3,994,540
CTS Corp.	135,621	4,980,003
ePlus, Inc. (a)	116,488	6,276,373
Fabrinet (a)	157,902	18,706,650
FARO Technologies, Inc. (a)	76,745	5,373,685
Insight Enterprises, Inc. (a)	148,642	15,845,237
Itron, Inc. (a)	192,609	13,197,569
Knowles Corp. (a)	396,956	9,268,923
Methode Electronics, Inc.	164,891	8,107,691
OSI Systems, Inc. (a)	70,553	6,575,540
PC Connection, Inc.	48,188	2,078,348
Plexus Corp. (a)	120,121	11,518,403
Rogers Corp. (a)	79,962	21,829,626
Sanmina Corp. (a)	273,642	11,345,197
ScanSource, Inc. (a)	109,329	3,835,261
TTM Technologies, Inc. (a)	440,929	6,569,842
		181,118,542
Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 1.2%
Archrock, Inc.	576,023	$ 4,308,652
Bristow Group, Inc. (a)	101,021	3,199,335
Core Laboratories NV	194,444	4,338,046
DMC Global, Inc. (a)	80,503	3,188,724
Dril-Quip, Inc. (a)	154,555	3,041,642
Helix Energy Solutions Group, Inc. (a)	621,193	1,938,122
Helmerich & Payne, Inc.	458,659	10,870,218
Nabors Industries, Ltd. (a)	33,495	2,716,110
Oceaneering International, Inc. (a) (b)	419,803	4,747,972
Oil States International, Inc. (a)	271,056	1,347,148
Patterson-UTI Energy, Inc.	911,150	7,699,217
ProPetro Holding Corp. (a)	362,896	2,939,458
RPC, Inc. (a)	307,826	1,397,530
US Silica Holdings, Inc. (a)	326,252	3,066,769
		54,798,943
ENTERTAINMENT — 0.2%
Cinemark Holdings, Inc. (a) (b)	459,744	7,411,073
Marcus Corp. (a) (b)	94,174	1,681,948
		9,093,021
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 7.5%
Acadia Realty Trust REIT	374,717	8,180,072
Agree Realty Corp. REIT (b)	298,133	21,274,771
Alexander & Baldwin, Inc. REIT (a)	307,131	7,705,917
American Assets Trust, Inc. REIT	226,925	8,516,495
Armada Hoffler Properties, Inc. REIT	264,068	4,019,115
Brandywine Realty Trust REIT	737,763	9,900,779
CareTrust REIT, Inc.	418,532	9,555,085
Centerspace REIT	60,603	6,720,873
Chatham Lodging Trust REIT (a)	209,547	2,874,985
Community Healthcare Trust, Inc. REIT	100,096	4,731,538
DiamondRock Hospitality Co. REIT (a)	908,893	8,734,462
Diversified Healthcare Trust REIT	1,043,706	3,225,051
Easterly Government Properties, Inc. REIT	368,002	8,434,606
Essential Properties Realty Trust, Inc. REIT	519,314	14,971,823
Four Corners Property Trust, Inc. REIT	328,848	9,671,420
Franklin Street Properties Corp. REIT	392,799	2,337,154
GEO Group, Inc. REIT (a) (b)	534,237	4,140,337
Getty Realty Corp. REIT	168,162	5,396,319
Global Net Lease, Inc. REIT	442,530	6,761,858
Hersha Hospitality Trust REIT (a)	141,335	1,296,042

See accompanying notes to financial statements.
24

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Independence Realty Trust, Inc. REIT	444,394	$ 11,478,697
Industrial Logistics Properties Trust REIT	281,603	7,054,155
Innovative Industrial Properties, Inc. REIT (b)	102,207	26,871,242
iStar, Inc. REIT (b)	293,926	7,592,109
LTC Properties, Inc. REIT	166,083	5,670,074
LXP Industrial Trust REIT	1,200,476	18,751,435
NexPoint Residential Trust, Inc. REIT	98,260	8,237,136
Office Properties Income Trust REIT	210,588	5,231,006
Orion Office REIT, Inc. (a)	227,334	4,244,326
Retail Opportunity Investments Corp. REIT	515,572	10,105,211
RPT Realty REIT	353,221	4,726,097
Safehold, Inc. REIT	60,383	4,821,582
Saul Centers, Inc. REIT	56,680	3,005,174
Service Properties Trust REIT	711,180	6,251,272
SITE Centers Corp. REIT	763,349	12,083,815
Summit Hotel Properties, Inc. REIT (a)	457,227	4,462,535
Tanger Factory Outlet Centers, Inc. REIT	440,887	8,500,301
Uniti Group, Inc. REIT	1,012,281	14,182,057
Universal Health Realty Income Trust REIT	56,050	3,333,293
Urstadt Biddle Properties, Inc. Class A REIT	132,003	2,811,664
Veris Residential, Inc. REIT (a)	345,405	6,348,544
Washington Real Estate Investment Trust	365,227	9,441,118
Whitestone REIT	187,216	1,896,498
Xenia Hotels & Resorts, Inc. REIT (a)	484,073	8,766,562
		344,314,605
FOOD & STAPLES RETAILING — 0.7%
Andersons, Inc.	130,212	5,040,506
Chefs' Warehouse, Inc. (a)	136,622	4,549,513
PriceSmart, Inc.	101,818	7,450,023
SpartanNash Co.	150,476	3,876,262
United Natural Foods, Inc. (a)	239,631	11,761,089
		32,677,393
FOOD PRODUCTS — 1.4%
B&G Foods, Inc.	279,762	8,597,086
Calavo Growers, Inc.	76,800	3,256,320
Cal-Maine Foods, Inc. (a)	158,104	5,848,267
Fresh Del Monte Produce, Inc.	143,901	3,971,668
J&J Snack Foods Corp.	63,100	9,967,276
John B Sanfilippo & Son, Inc.	37,049	3,340,338
Seneca Foods Corp. Class A (a)	28,434	1,363,410
Simply Good Foods Co. (a)	359,033	14,925,002
Tootsie Roll Industries, Inc.	71,888	2,604,502
Security Description	Shares	Value
TreeHouse Foods, Inc. (a) (b)	240,823	$ 9,760,556
		63,634,425
GAS UTILITIES — 0.6%
Chesapeake Utilities Corp.	75,867	11,062,167
Northwest Natural Holding Co.	129,892	6,336,132
South Jersey Industries, Inc. (b)	478,336	12,494,136
		29,892,435
HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
AngioDynamics, Inc. (a)	167,579	4,621,829
Avanos Medical, Inc. (a)	203,683	7,061,690
BioLife Solutions, Inc. (a)	125,412	4,674,105
Cardiovascular Systems, Inc. (a)	174,925	3,285,092
CONMED Corp.	124,610	17,664,714
CryoLife, Inc. (a)	171,935	3,498,877
Cutera, Inc. (a) (b)	70,448	2,910,911
Glaukos Corp. (a)	201,564	8,957,504
Heska Corp. (a) (b)	46,015	8,397,277
Inogen, Inc. (a)	87,755	2,983,670
Integer Holdings Corp. (a)	140,400	12,016,836
Lantheus Holdings, Inc. (a)	286,630	8,280,741
LeMaitre Vascular, Inc.	82,695	4,153,770
Meridian Bioscience, Inc. (a)	186,775	3,810,210
Merit Medical Systems, Inc. (a)	216,226	13,470,880
Mesa Laboratories, Inc. (b)	22,463	7,369,886
Natus Medical, Inc. (a)	149,288	3,542,604
OraSure Technologies, Inc. (a)	314,801	2,735,621
Orthofix Medical, Inc. (a)	84,772	2,635,561
Surmodics, Inc. (a)	60,721	2,923,716
Tactile Systems Technology, Inc. (a)	86,471	1,645,543
Varex Imaging Corp. (a)	171,370	5,406,723
Zynex, Inc. (a) (b)	86,548	862,884
		132,910,644
HEALTH CARE PROVIDERS & SERVICES — 3.9%
Addus HomeCare Corp. (a)	68,668	6,421,145
AMN Healthcare Services, Inc. (a)	201,811	24,687,540
Apollo Medical Holdings, Inc. (a) (b)	162,590	11,947,113
Community Health Systems, Inc. (a)	535,568	7,128,410
CorVel Corp. (a)	39,761	8,270,288
Covetrus, Inc. (a)	445,557	8,897,773
Cross Country Healthcare, Inc. (a)	153,125	4,250,750
Ensign Group, Inc.	223,771	18,787,813
Fulgent Genetics, Inc. (a) (b)	82,950	8,343,940
Hanger, Inc. (a)	158,385	2,871,520
Joint Corp. (a)	62,082	4,078,167
Magellan Health, Inc. (a)	98,767	9,381,877
MEDNAX, Inc. (a)	372,527	10,136,460
ModivCare, Inc. (a)	52,143	7,732,285
Owens & Minor, Inc.	321,174	13,971,069
Pennant Group, Inc. (a)	116,207	2,682,058

See accompanying notes to financial statements.
25

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
RadNet, Inc. (a)	192,000	$ 5,781,120
Select Medical Holdings Corp.	450,987	13,259,018
Tivity Health, Inc. (a)	190,668	5,041,262
US Physical Therapy, Inc.	54,386	5,196,582
		178,866,190
HEALTH CARE TECHNOLOGY — 1.3%
Allscripts Healthcare Solutions, Inc. (a)	520,261	9,598,815
Computer Programs & Systems, Inc. (a)	62,968	1,844,962
HealthStream, Inc. (a)	110,820	2,921,215
NextGen Healthcare, Inc. (a)	244,074	4,342,077
Omnicell, Inc. (a)	188,087	33,938,418
OptimizeRx Corp. (a) (b)	75,897	4,713,963
Simulations Plus, Inc. (b)	67,550	3,195,115
Tabula Rasa HealthCare, Inc. (a)	99,205	1,488,075
		62,042,640
HOTELS, RESTAURANTS & LEISURE — 1.4%
BJ's Restaurants, Inc. (a)	101,964	3,522,856
Bloomin' Brands, Inc. (a)	343,256	7,201,511
Brinker International, Inc. (a)	192,053	7,027,219
Cheesecake Factory, Inc. (a)	209,529	8,203,060
Chuy's Holdings, Inc. (a)	87,503	2,635,590
Dave & Buster's Entertainment, Inc. (a)	166,321	6,386,727
Dine Brands Global, Inc.	73,999	5,609,864
El Pollo Loco Holdings, Inc. (a)	84,256	1,195,593
Fiesta Restaurant Group, Inc. (a)	78,473	863,988
Monarch Casino & Resort, Inc. (a)	56,825	4,202,209
Red Robin Gourmet Burgers, Inc. (a)	69,083	1,141,942
Ruth's Hospitality Group, Inc. (a)	139,978	2,785,562
Shake Shack, Inc. Class A (a) (b)	166,471	12,012,547
		62,788,668
HOUSEHOLD DURABLES — 2.4%
Cavco Industries, Inc. (a)	36,297	11,529,742
Century Communities, Inc.	126,181	10,320,344
Ethan Allen Interiors, Inc.	95,930	2,522,000
Installed Building Products, Inc.	99,904	13,958,587
iRobot Corp. (a)	114,132	7,519,016
La-Z-Boy, Inc.	187,473	6,807,145
LGI Homes, Inc. (a)	90,949	14,049,802
M/I Homes, Inc. (a)	123,206	7,660,949
MDC Holdings, Inc.	240,681	13,437,220
Meritage Homes Corp. (a)	159,131	19,423,530
Tupperware Brands Corp. (a)	203,369	3,109,512
Universal Electronics, Inc. (a)	57,506	2,343,369
		112,681,216
Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (a) (b)	42,091	$ 2,215,249
Central Garden & Pet Co. Class A (a)	173,413	8,297,812
WD-40 Co. (b)	58,346	14,273,766
		24,786,827
INSURANCE — 2.7%
Ambac Financial Group, Inc. (a)	201,664	3,236,707
American Equity Investment Life Holding Co.	350,428	13,638,658
AMERISAFE, Inc.	84,220	4,533,563
Assured Guaranty, Ltd.	297,306	14,924,761
eHealth, Inc. (a)	101,845	2,597,047
Employers Holdings, Inc.	117,731	4,871,709
Genworth Financial, Inc. Class A (a)	2,189,592	8,867,848
HCI Group, Inc.	33,265	2,778,958
Horace Mann Educators Corp.	178,827	6,920,605
James River Group Holdings, Ltd.	162,285	4,675,431
Palomar Holdings, Inc. (a)	104,113	6,743,399
ProAssurance Corp.	227,763	5,762,404
Safety Insurance Group, Inc.	59,905	5,093,722
Selectquote, Inc. (a)	536,137	4,857,401
SiriusPoint, Ltd. (a)	378,668	3,078,571
Stewart Information Services Corp.	116,043	9,252,108
Trupanion, Inc. (a)	146,276	19,312,820
United Fire Group, Inc.	94,482	2,191,038
Universal Insurance Holdings, Inc.	123,686	2,102,662
		125,439,412
INTERACTIVE MEDIA & SERVICES — 0.2%
Actua Corp. (a)	2,667	133
Cars.com, Inc. (a)	281,850	4,534,966
QuinStreet, Inc. (a)	215,050	3,911,760
		8,446,859
INTERNET & DIRECT MARKETING RETAIL — 0.3%
Liquidity Services, Inc. (a)	115,945	2,560,066
PetMed Express, Inc. (b)	88,983	2,247,710
Shutterstock, Inc.	99,369	11,018,035
		15,825,811
IT SERVICES — 1.6%
CSG Systems International, Inc.	138,359	7,972,246
EVERTEC, Inc.	254,072	12,698,519
ExlService Holdings, Inc. (a)	142,076	20,568,342
Perficient, Inc. (a)	140,374	18,148,954
TTEC Holdings, Inc.	77,432	7,011,468
Unisys Corp. (a)	283,272	5,826,905
		72,226,434
LEISURE EQUIPMENT & PRODUCTS — 0.4%
ESC Diamond Resorts, Inc. (d)	270	—

See accompanying notes to financial statements.
26

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Sturm Ruger & Co., Inc.	74,095	$ 5,039,942
Vista Outdoor, Inc. (a)	243,297	11,208,693
		16,248,635
LIFE SCIENCES TOOLS & SERVICES — 0.4%
NeoGenomics, Inc. (a)	524,815	17,906,688
MACHINERY — 5.7%
Alamo Group, Inc.	42,683	6,282,084
Albany International Corp. Class A	137,703	12,179,830
Astec Industries, Inc.	96,237	6,666,337
Barnes Group, Inc.	201,049	9,366,873
Chart Industries, Inc. (a)	152,104	24,259,067
CIRCOR International, Inc. (a)	88,938	2,417,335
Enerpac Tool Group Corp.	254,423	5,159,698
EnPro Industries, Inc.	87,482	9,629,144
ESCO Technologies, Inc.	110,716	9,963,333
Federal Signal Corp.	259,671	11,254,141
Franklin Electric Co., Inc.	166,196	15,715,494
Greenbrier Cos., Inc.	139,892	6,419,644
Hillenbrand, Inc.	311,170	16,177,728
John Bean Technologies Corp.	135,564	20,817,208
Lindsay Corp.	47,129	7,163,608
Meritor, Inc. (a)	302,881	7,505,391
Mueller Industries, Inc.	246,885	14,655,094
Proto Labs, Inc. (a)	119,655	6,144,284
SPX Corp. (a)	195,702	11,679,495
SPX FLOW, Inc.	180,539	15,613,013
Standex International Corp.	51,504	5,699,433
Tennant Co.	78,284	6,344,135
Titan International, Inc. (a) (b)	220,374	2,415,299
Wabash National Corp.	207,095	4,042,494
Watts Water Technologies, Inc. Class A	117,603	22,834,975
		260,405,137
MARINE — 0.3%
Matson, Inc.	179,082	16,122,752
MEDIA — 0.7%
AMC Networks, Inc. Class A (a) (b)	126,010	4,339,784
EW Scripps Co. Class A	248,484	4,808,165
Gannett Co., Inc. (a)	615,700	3,281,681
Loyalty Ventures, Inc. (a)	86,507	2,601,266
Scholastic Corp.	131,745	5,264,530
TechTarget, Inc. (a)	109,428	10,467,883
Thryv Holdings, Inc. (a)	73,035	3,003,930
		33,767,239
METALS & MINING — 1.3%
Allegheny Technologies, Inc. (a)	549,424	8,752,324
Arconic Corp. (a) (b)	453,445	14,968,219
Carpenter Technology Corp.	208,678	6,091,311
Century Aluminum Co. (a)	220,776	3,656,051
Ferroglobe Representation & Warranty Insurance Trust (a) (d)	5,429	—
Security Description	Shares	Value
Haynes International, Inc. (b)	55,411	$ 2,234,726
Kaiser Aluminum Corp.	68,471	6,432,166
Materion Corp.	88,143	8,103,867
Olympic Steel, Inc.	40,348	948,178
SunCoke Energy, Inc.	363,577	2,395,972
TimkenSteel Corp. (a)	179,346	2,959,209
Warrior Met Coal, Inc.	216,428	5,564,364
		62,106,387
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.3%
Apollo Commercial Real Estate Finance, Inc. REIT	556,731	7,326,580
ARMOUR Residential REIT, Inc. (b)	382,938	3,756,622
Ellington Financial, Inc. REIT	228,446	3,904,142
Franklin BSP Realty Trust, Inc.	182,623	2,728,388
Granite Point Mortgage Trust, Inc. REIT	222,813	2,609,140
Invesco Mortgage Capital, Inc. REIT (b)	1,331,134	3,700,552
KKR Real Estate Finance Trust, Inc. REIT	186,000	3,874,380
New York Mortgage Trust, Inc. REIT	1,634,900	6,081,828
PennyMac Mortgage Investment Trust REIT (b)	410,618	7,116,010
Ready Capital Corp. REIT	244,739	3,825,271
Redwood Trust, Inc. REIT	492,203	6,492,158
Two Harbors Investment Corp. REIT	1,458,534	8,415,741
		59,830,812
MULTI-UTILITIES — 0.3%
Avista Corp.	301,998	12,831,895
Unitil Corp.	69,384	3,190,970
		16,022,865
MULTILINE RETAIL — 0.1%
Big Lots, Inc.	137,373	6,188,654
OIL, GAS & CONSUMABLE FUELS — 3.6%
Callon Petroleum Co. (a)	201,540	9,522,765
Civitas Resources, Inc.	307,084	15,037,903
CONSOL Energy, Inc. (a)	138,573	3,146,993
Dorian LPG, Ltd.	118,119	1,498,930
Green Plains, Inc. (a) (b)	231,739	8,055,248
Laredo Petroleum, Inc. (a) (b)	61,267	3,683,985
Matador Resources Co.	470,199	17,359,747
Par Pacific Holdings, Inc. (a)	199,932	3,296,879
PBF Energy, Inc. Class A (a)	409,524	5,311,526
PDC Energy, Inc.	415,386	20,262,529
Range Resources Corp. (a)	1,065,556	18,998,863
Ranger Oil Corp. Class A (a)	86,992	2,341,825
Renewable Energy Group, Inc. (a) (b)	217,109	9,214,106
REX American Resources Corp. (a)	23,008	2,208,768
SM Energy Co.	517,336	15,251,065

See accompanying notes to financial statements.
27

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Southwestern Energy Co. (a) (b)	4,329,757	$ 20,176,668
Talos Energy, Inc. (a)	176,799	1,732,630
World Fuel Services Corp.	267,192	7,072,572
		164,173,002
PAPER & FOREST PRODUCTS — 0.4%
Clearwater Paper Corp. (a)	72,831	2,670,713
Glatfelter Corp.	194,950	3,353,140
Mercer International, Inc.	173,049	2,074,858
Neenah, Inc.	69,844	3,232,380
Schweitzer-Mauduit International, Inc.	137,061	4,098,124
Sylvamo Corp. (a)	153,132	4,270,851
		19,700,066
PERSONAL PRODUCTS — 0.9%
Edgewell Personal Care Co.	230,948	10,556,633
elf Beauty, Inc. (a)	205,847	6,836,179
Inter Parfums, Inc.	75,233	8,042,408
Medifast, Inc.	49,389	10,343,538
USANA Health Sciences, Inc. (a)	50,763	5,137,216
		40,915,974
PHARMACEUTICALS — 1.6%
Amphastar Pharmaceuticals, Inc. (a)	161,107	3,752,182
ANI Pharmaceuticals, Inc. (a)	46,179	2,127,928
Cara Therapeutics, Inc. (a)	180,285	2,195,871
Collegium Pharmaceutical, Inc. (a)	143,382	2,678,376
Corcept Therapeutics, Inc. (a)	405,658	8,032,028
Elanco Animal Health, Inc. (a) (d)	34,895	—
Endo International PLC (a)	1,014,912	3,816,069
Harmony Biosciences Holdings, Inc. (a)	96,396	4,110,326
Innoviva, Inc. (a)	262,884	4,534,749
Nektar Therapeutics (a)	784,156	10,593,948
Pacira BioSciences, Inc. (a) (b)	191,922	11,547,947
Phibro Animal Health Corp. Class A	88,869	1,814,705
Prestige Consumer Healthcare, Inc. (a)	213,196	12,930,337
Supernus Pharmaceuticals, Inc. (a)	224,738	6,553,360
		74,687,826
PROFESSIONAL SERVICES — 1.5%
Exponent, Inc.	222,525	25,975,343
Forrester Research, Inc. (a)	48,865	2,869,842
Heidrick & Struggles International, Inc.	85,306	3,730,431
Kelly Services, Inc. Class A	155,291	2,604,230
Korn Ferry	232,360	17,596,623
ManTech International Corp. Class A	116,823	8,519,901
Security Description	Shares	Value
Resources Connection, Inc.	135,794	$ 2,422,565
TrueBlue, Inc. (a)	152,534	4,220,616
		67,939,551
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Douglas Elliman, Inc.	277,312	3,189,088
Marcus & Millichap, Inc. (a)	105,239	5,415,599
RE/MAX Holdings, Inc. Class A	82,597	2,518,383
Realogy Holdings Corp. (a)	502,937	8,454,371
St. Joe Co.	142,424	7,413,169
		26,990,610
ROAD & RAIL — 0.5%
ArcBest Corp.	108,702	13,027,935
Heartland Express, Inc.	203,927	3,430,052
Marten Transport, Ltd.	257,587	4,420,193
		20,878,180
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.7%
Axcelis Technologies, Inc. (a)	141,314	10,536,372
CEVA, Inc. (a)	100,072	4,327,113
Cohu, Inc. (a)	206,221	7,854,958
Diodes, Inc. (a)	192,013	21,084,948
FormFactor, Inc. (a)	336,912	15,403,617
Ichor Holdings, Ltd. (a)	119,636	5,506,845
Kulicke & Soffa Industries, Inc. (b)	263,913	15,977,293
MaxLinear, Inc. (a)	301,218	22,708,825
Onto Innovation, Inc. (a)	210,172	21,275,712
PDF Solutions, Inc. (a)	129,765	4,125,229
Photronics, Inc. (a)	256,973	4,843,941
Rambus, Inc. (a)	465,433	13,679,076
SMART Global Holdings, Inc. (a)	99,473	7,061,588
Ultra Clean Holdings, Inc. (a)	192,978	11,069,218
Veeco Instruments, Inc. (a)	218,818	6,229,748
		171,684,483
SOFTWARE — 2.8%
8x8, Inc. (a)	484,482	8,119,918
Agilysys, Inc. (a)	83,693	3,720,991
Alarm.com Holdings, Inc. (a)	196,212	16,640,740
Bottomline Technologies DE, Inc. (a)	163,894	9,255,094
Consensus Cloud Solutions, Inc. (a)	69,661	4,031,282
Ebix, Inc. (b)	103,000	3,131,200
InterDigital, Inc.	132,501	9,491,047
LivePerson, Inc. (a) (b)	280,218	10,009,387
OneSpan, Inc. (a)	148,932	2,521,419
Progress Software Corp.	188,906	9,118,493
SPS Commerce, Inc. (a)	153,493	21,849,728
Vonage Holdings Corp. (a)	1,077,524	22,401,724
Xperi Holding Corp.	443,308	8,382,954
		128,673,977

See accompanying notes to financial statements.
28

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
SPECIALTY RETAIL — 4.2%
Aaron's Co., Inc.	136,726	$ 3,370,296
Abercrombie & Fitch Co. Class A (a)	250,522	8,725,681
America's Car-Mart, Inc. (a)	25,248	2,585,395
Asbury Automotive Group, Inc. (a)	98,233	16,967,786
Barnes & Noble Education, Inc. (a)	155,453	1,058,635
Bed Bath & Beyond, Inc. (a)	427,325	6,230,399
Boot Barn Holdings, Inc. (a)	126,095	15,515,990
Buckle, Inc. (b)	126,709	5,361,058
Caleres, Inc.	167,005	3,787,673
Cato Corp. Class A	83,941	1,440,428
Chico's FAS, Inc. (a)	533,513	2,870,300
Children's Place, Inc. (a)	60,257	4,777,778
Conn's, Inc. (a)	83,737	1,969,494
Designer Brands, Inc. Class A (a) (b)	267,185	3,796,699
Genesco, Inc. (a)	61,343	3,936,380
Group 1 Automotive, Inc.	77,154	15,062,004
Guess?, Inc. (b)	167,933	3,976,653
Haverty Furniture Cos., Inc.	61,021	1,865,412
Hibbett, Inc.	64,958	4,672,429
Lumber Liquidators Holdings, Inc. (a)	126,755	2,163,708
MarineMax, Inc. (a)	94,000	5,549,760
Monro, Inc.	144,625	8,427,299
ODP Corp. (a)	194,237	7,629,629
Rent-A-Center, Inc.	257,283	12,359,875
Sally Beauty Holdings, Inc. (a)	487,953	9,007,612
Shoe Carnival, Inc.	75,614	2,954,995
Signet Jewelers, Ltd.	227,784	19,824,042
Sleep Number Corp. (a)	95,829	7,340,501
Sonic Automotive, Inc. Class A (b)	87,115	4,307,837
Zumiez, Inc. (a)	92,854	4,456,063
		191,991,811
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
3D Systems Corp. (a) (b)	541,407	11,661,907
Diebold Nixdorf, Inc. (a)	314,255	2,844,008
		14,505,915
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Fossil Group, Inc. (a)	207,316	2,133,282
G-III Apparel Group, Ltd. (a)	189,702	5,243,363
Kontoor Brands, Inc. (b)	202,174	10,361,417
Movado Group, Inc.	71,710	2,999,629
Oxford Industries, Inc.	68,563	6,960,516
Steven Madden, Ltd.	325,865	15,142,947
Unifi, Inc. (a)	59,773	1,383,745
Vera Bradley, Inc. (a)	111,726	950,788
Wolverine World Wide, Inc.	355,090	10,230,143
		55,405,830
Security Description	Shares	Value
THRIFTS & MORTGAGE FINANCE — 2.3%
Axos Financial, Inc. (a)	230,663	$ 12,896,368
Capitol Federal Financial, Inc.	545,377	6,179,122
Flagstar Bancorp, Inc.	224,558	10,765,311
Mr Cooper Group, Inc. (a)	319,718	13,303,466
NMI Holdings, Inc. Class A (a)	363,112	7,933,997
Northfield Bancorp, Inc.	181,532	2,933,557
Northwest Bancshares, Inc.	547,136	7,747,446
Provident Financial Services, Inc.	327,138	7,923,282
TrustCo Bank Corp.	84,583	2,817,460
Walker & Dunlop, Inc.	126,618	19,104,124
WSFS Financial Corp.	279,220	13,994,506
		105,598,639
TOBACCO — 0.3%
Universal Corp.	103,799	5,700,641
Vector Group, Ltd.	555,168	6,373,329
		12,073,970
TRADING COMPANIES & DISTRIBUTORS — 1.2%
Applied Industrial Technologies, Inc.	163,946	16,837,254
Boise Cascade Co.	167,199	11,904,569
DXP Enterprises, Inc. (a)	69,797	1,791,689
GMS, Inc. (a)	186,006	11,180,821
NOW, Inc. (a)	481,200	4,109,448
Veritiv Corp. (a)	58,616	7,184,563
		53,008,344
WATER UTILITIES — 0.9%
American States Water Co.	157,422	16,283,732
California Water Service Group	223,028	16,026,792
Middlesex Water Co.	74,112	8,915,673
		41,226,197
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Shenandoah Telecommunications Co.	210,798	5,375,349
Telephone & Data Systems, Inc.	418,936	8,441,560
		13,816,909
TOTAL COMMON STOCKS (Cost $3,853,529,366)		4,600,687,934
RIGHTS — 0.0% (e)
BIOTECHNOLOGY — 0.0% (e)
Alder Biopharmaceuticals, Inc. (CVR) (a)	9,352	8,230
Tobira Therapeutics, Inc. (CVR)	740	10,486
		18,716
MEDIA — 0.0% (e)
Media General, Inc. (CVR) (a)	10,713	1,071
TOTAL RIGHTS (Cost $8,274)		19,787

See accompanying notes to financial statements.
29

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
WARRANTS — 0.0% (e)
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Battalion Oil Corp. (expiring 10/08/22) (a) (b)	4,928	$ —
TOTAL WARRANTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (f) (g)	6,841,608	6,842,292
State Street Navigator Securities Lending Portfolio II (h) (i)	81,138,213	81,138,213
TOTAL SHORT-TERM INVESTMENTS (Cost $87,980,505)		87,980,505
TOTAL INVESTMENTS — 101.7% (Cost $3,941,518,145)		4,688,688,226
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(80,082,131)
NET ASSETS — 100.0%		$ 4,608,606,095

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2021, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2021.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At December 31, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index (long)	29	03/18/2022	$3,203,480	$3,252,060	$48,580

During the period ended December 31, 2021, average notional value related to futures contracts was $2,392,294.
See accompanying notes to financial statements.
30

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,600,687,801	$ 133	$ 0(a)	$4,600,687,934
Rights	—	19,787	—	19,787
Warrants	—	0(b)	—	0
Short-Term Investments	87,980,505	—	—	87,980,505
TOTAL INVESTMENTS	$4,688,668,306	$19,920	$ 0	$4,688,688,226
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(c)	48,580	—	—	48,580
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 48,580	$ —	$—	$ 48,580
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$4,688,716,886	$19,920	$—	$4,688,736,806
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2021.
(b)	The Fund held Level 2 securities that were valued at $0 at December 31, 2021.
(c)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	894,441	$ 894,709	$ 95,452,932	$ 89,505,003	$(346)	$—	6,841,608	$ 6,842,292	$ 597
State Street Navigator Securities Lending Portfolio II	115,061,959	115,061,959	171,802,237	205,725,983	—	—	81,138,213	81,138,213	156,839
Total		$115,956,668	$267,255,169	$295,230,986	$(346)	$—		$87,980,505	$157,436
See accompanying notes to financial statements.
31

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.3%
AAR Corp. (a)	4,928	$ 192,340
Aerojet Rocketdyne Holdings, Inc.	10,148	474,521
AeroVironment, Inc. (a)	2,634	163,387
Axon Enterprise, Inc. (a)	8,854	1,390,078
Boeing Co. (a)	76,460	15,392,927
Curtiss-Wright Corp.	6,032	836,457
General Dynamics Corp.	32,146	6,701,477
Hexcel Corp. (a)	11,910	616,938
Howmet Aerospace, Inc.	55,005	1,750,809
Huntington Ingalls Industries, Inc.	5,815	1,085,893
Kaman Corp.	3,874	167,163
L3Harris Technologies, Inc.	27,917	5,953,021
Lockheed Martin Corp.	34,019	12,090,693
Mercury Systems, Inc. (a)	7,441	409,702
Moog, Inc. Class A	4,100	331,977
National Presto Industries, Inc.	108	8,859
Northrop Grumman Corp.	20,313	7,862,553
Park Aerospace Corp. (b)	2,562	33,818
Raytheon Technologies Corp.	208,382	17,933,355
Textron, Inc.	32,164	2,483,061
TransDigm Group, Inc. (a)	7,364	4,685,566
Triumph Group, Inc. (a)	9,408	174,330
		80,738,925
AIR FREIGHT & LOGISTICS — 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	4,188	394,174
C.H. Robinson Worldwide, Inc.	19,152	2,061,330
Expeditors International of Washington, Inc.	23,714	3,184,553
FedEx Corp.	33,474	8,657,715
Forward Air Corp.	3,978	481,696
GXO Logistics, Inc. (a)	13,017	1,182,334
Hub Group, Inc. Class A (a)	4,728	398,287
United Parcel Service, Inc. Class B	100,487	21,538,384
		37,898,473
AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	17,445	908,884
Allegiant Travel Co. (a)	1,864	348,643
American Airlines Group, Inc. (a)	85,237	1,530,856
Delta Air Lines, Inc. (a)	88,383	3,454,008
Hawaiian Holdings, Inc. (a) (b)	5,986	109,963
JetBlue Airways Corp. (a)	41,689	593,651
SkyWest, Inc. (a)	7,159	281,349
Southwest Airlines Co. (a)	80,266	3,438,595
United Airlines Holdings, Inc. (a)	41,579	1,820,329
		12,486,278
AUTO COMPONENTS — 0.3%
Adient PLC (a)	12,432	595,244
Security Description	Shares	Value
American Axle & Manufacturing Holdings, Inc. (a) (b)	12,451	$ 116,168
Aptiv PLC (a)	36,850	6,078,407
BorgWarner, Inc.	33,740	1,520,662
Cooper-Standard Holdings, Inc. (a)	2,450	54,905
Dana, Inc.	21,488	490,356
Dorman Products, Inc. (a)	4,126	466,279
Fox Factory Holding Corp. (a)	4,943	840,804
Gentex Corp.	34,440	1,200,234
Gentherm, Inc. (a)	4,559	396,177
Goodyear Tire & Rubber Co. (a)	39,005	831,587
LCI Industries (b)	3,670	572,043
Lear Corp. (b)	7,750	1,417,863
Motorcar Parts of America, Inc. (a)	1,019	17,394
Patrick Industries, Inc.	2,795	225,529
Standard Motor Products, Inc.	2,232	116,934
Visteon Corp. (a)	3,961	440,226
		15,380,812
AUTOMOBILES — 2.4%
Ford Motor Co.	540,861	11,233,683
General Motors Co. (a)	200,260	11,741,244
Harley-Davidson, Inc.	21,556	812,446
Tesla, Inc. (a)	111,888	118,241,000
Thor Industries, Inc. (b)	7,347	762,398
Winnebago Industries, Inc. (b)	4,703	352,349
		143,143,120
BANKS — 4.2%
Allegiance Bancshares, Inc. (b)	2,273	95,943
Ameris Bancorp	7,705	382,784
Associated Banc-Corp.	22,384	505,655
Banc of California, Inc.	7,183	140,930
BancFirst Corp. (b)	2,522	177,952
Bancorp, Inc. (a)	7,114	180,055
Bank of America Corp.	994,301	44,236,452
Bank of Hawaii Corp.	5,716	478,772
Bank OZK	17,024	792,127
BankUnited, Inc.	12,968	548,676
Banner Corp.	4,476	271,559
Berkshire Hills Bancorp, Inc.	6,277	178,455
Brookline Bancorp, Inc.	11,939	193,292
Cadence Bank	24,000	714,960
Cathay General Bancorp	10,415	447,741
Central Pacific Financial Corp.	4,770	134,371
CIT Group, Inc.	14,659	752,593
Citigroup, Inc.	272,709	16,468,897
Citizens Financial Group, Inc.	59,081	2,791,577
City Holding Co.	2,411	197,196
Columbia Banking System, Inc.	7,969	260,746
Comerica, Inc.	19,514	1,697,718
Commerce Bancshares, Inc.	15,596	1,072,069
Community Bank System, Inc.	7,332	546,087
Cullen/Frost Bankers, Inc.	8,070	1,017,385
Customers Bancorp, Inc. (a)	4,831	315,802

See accompanying notes to financial statements.
32

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
CVB Financial Corp.	17,054	$ 365,126
Dime Community Bancshares, Inc.	4,723	166,061
Eagle Bancorp, Inc.	4,932	287,733
East West Bancorp, Inc.	19,912	1,566,676
FB Financial Corp.	2,573	112,749
Fifth Third Bancorp	98,484	4,288,978
First BanCorp (c)	30,830	424,837
First BanCorp (c)	660	30,175
First Commonwealth Financial Corp.	14,297	230,039
First Financial Bancorp	12,408	302,507
First Financial Bankshares, Inc. (b)	19,594	996,159
First Hawaiian, Inc. (b)	18,435	503,829
First Horizon Corp.	78,101	1,275,389
First Midwest Bancorp, Inc.	17,131	350,843
First Republic Bank	24,325	5,023,356
FNB Corp.	45,783	555,348
Fulton Financial Corp.	23,422	398,174
Glacier Bancorp, Inc.	12,329	699,054
Great Western Bancorp, Inc.	9,473	321,703
Hancock Whitney Corp.	12,830	641,757
Hanmi Financial Corp.	4,830	114,374
Heritage Financial Corp.	4,724	115,455
Hilltop Holdings, Inc.	8,928	313,730
Home BancShares, Inc.	21,657	527,348
HomeStreet, Inc.	3,689	191,828
Hope Bancorp, Inc.	19,106	281,049
Huntington Bancshares, Inc.	203,731	3,141,532
Independent Bank Corp.	5,042	411,074
Independent Bank Group, Inc. (b)	5,066	365,512
International Bancshares Corp.	7,575	321,104
Investors Bancorp, Inc.	31,445	476,392
JPMorgan Chase & Co.	408,356	64,663,173
KeyCorp.	134,984	3,122,180
Lakeland Financial Corp. (b)	3,474	278,406
M&T Bank Corp.	17,890	2,747,546
Meta Financial Group, Inc.	4,884	291,379
National Bank Holdings Corp. Class A	4,850	213,109
NBT Bancorp, Inc.	7,056	271,797
OFG Bancorp	6,691	177,713
Old National Bancorp (b)	20,228	366,531
Pacific Premier Bancorp, Inc.	13,900	556,417
PacWest Bancorp	17,016	768,613
Park National Corp. (b)	2,022	277,641
People's United Financial, Inc.	58,829	1,048,333
Pinnacle Financial Partners, Inc.	10,275	981,263
PNC Financial Services Group, Inc.	58,728	11,776,139
Preferred Bank	1,972	141,570
Prosperity Bancshares, Inc.	12,779	923,922
Regions Financial Corp.	135,213	2,947,643
Renasant Corp.	7,932	301,019
S&T Bancorp, Inc.	5,128	161,635
Security Description	Shares	Value
Seacoast Banking Corp. of Florida	5,160	$ 182,612
ServisFirst Bancshares, Inc. (b)	6,638	563,832
Signature Bank	7,492	2,423,437
Simmons First National Corp. Class A (b)	15,845	468,695
Southside Bancshares, Inc.	4,700	196,554
Sterling Bancorp	28,682	739,709
SVB Financial Group (a)	8,267	5,607,010
Synovus Financial Corp.	20,880	999,526
Texas Capital Bancshares, Inc. (a)	7,148	430,667
Tompkins Financial Corp.	1,694	141,585
Triumph Bancorp, Inc. (a)	2,631	313,299
Truist Financial Corp.	187,033	10,950,782
Trustmark Corp.	9,409	305,416
UMB Financial Corp.	4,825	511,981
Umpqua Holdings Corp.	31,170	599,711
United Bankshares, Inc.	15,254	553,415
United Community Banks, Inc.	10,313	370,649
US Bancorp	190,013	10,673,030
Valley National Bancorp	54,521	749,664
Veritex Holdings, Inc.	4,680	186,170
Webster Financial Corp.	12,494	697,665
Wells Fargo & Co.	549,604	26,370,000
Westamerica BanCorp	2,832	163,491
Wintrust Financial Corp.	7,584	688,779
Zions Bancorp NA	22,653	1,430,764
		257,734,157
BEVERAGES — 1.3%
Boston Beer Co., Inc. Class A (a)	1,298	655,620
Brown-Forman Corp. Class B	25,681	1,871,118
Celsius Holdings, Inc. (a) (b)	3,813	284,335
Coca-Cola Co.	535,483	31,705,948
Coca-Cola Consolidated, Inc.	486	300,926
Constellation Brands, Inc. Class A	23,496	5,896,791
MGP Ingredients, Inc. (b)	2,303	195,732
Molson Coors Beverage Co. Class B	26,655	1,235,459
Monster Beverage Corp. (a)	51,201	4,917,344
National Beverage Corp. (b)	3,812	172,798
PepsiCo, Inc.	191,250	33,222,038
		80,458,109
BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	244,428	33,095,551
Amgen, Inc.	79,262	17,831,572
Anika Therapeutics, Inc. (a)	2,401	86,028
Arrowhead Pharmaceuticals, Inc. (a)	13,358	885,635
Avid Bioservices, Inc. (a)	8,456	246,746
Biogen, Inc. (a)	21,293	5,108,617
Coherus Biosciences, Inc. (a)	8,548	136,426
Cytokinetics, Inc. (a)	7,968	363,181

See accompanying notes to financial statements.
33

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Eagle Pharmaceuticals, Inc. (a)	2,276	$ 115,894
Emergent BioSolutions, Inc. (a)	6,962	302,638
Enanta Pharmaceuticals, Inc. (a)	2,420	180,968
Exelixis, Inc. (a)	43,541	795,929
Gilead Sciences, Inc.	173,952	12,630,655
Halozyme Therapeutics, Inc. (a)	17,955	721,971
Incyte Corp. (a)	25,744	1,889,610
Ligand Pharmaceuticals, Inc. (a)	2,210	341,357
Moderna, Inc. (a)	48,443	12,303,553
Myriad Genetics, Inc. (a)	11,465	316,434
Neurocrine Biosciences, Inc. (a)	12,898	1,098,523
Organogenesis Holdings, Inc. (a)	6,760	62,462
Regeneron Pharmaceuticals, Inc. (a)	14,485	9,147,567
REGENXBIO, Inc. (a)	4,627	151,303
Spectrum Pharmaceuticals, Inc. (a) (b)	10,913	13,859
uniQure NV (a) (b)	4,946	102,580
United Therapeutics Corp. (a)	6,220	1,344,018
Vanda Pharmaceuticals, Inc. (a)	7,320	114,851
Vericel Corp. (a) (b)	591	23,226
Vertex Pharmaceuticals, Inc. (a)	36,014	7,908,674
Xencor, Inc. (a)	7,909	317,309
		107,637,137
BUILDING PRODUCTS — 0.7%
A.O. Smith Corp.	19,040	1,634,584
AAON, Inc.	5,124	406,999
Allegion PLC	12,678	1,679,074
American Woodmark Corp. (a)	2,351	153,285
Apogee Enterprises, Inc. (b)	4,754	228,905
Builders FirstSource, Inc. (a)	28,397	2,433,907
Carlisle Cos., Inc.	7,525	1,867,103
Carrier Global Corp.	121,596	6,595,367
Fortune Brands Home & Security, Inc.	19,473	2,081,664
Gibraltar Industries, Inc. (a)	4,544	302,994
Griffon Corp.	6,971	198,534
Insteel Industries, Inc.	2,444	97,296
Johnson Controls International PLC	100,100	8,139,131
Lennox International, Inc.	4,793	1,554,657
Masco Corp.	36,632	2,572,299
Owens Corning	15,204	1,375,962
PGT Innovations, Inc. (a)	7,510	168,900
Quanex Building Products Corp.	4,713	116,788
Resideo Technologies, Inc. (a)	17,604	458,232
Simpson Manufacturing Co., Inc.	5,772	802,712
Trane Technologies PLC	33,252	6,717,902
Trex Co., Inc. (a)	16,408	2,215,572
UFP Industries, Inc.	8,664	797,175
		42,599,042
Security Description	Shares	Value
CAPITAL MARKETS — 2.9%
Affiliated Managers Group, Inc.	6,509	$ 1,070,796
Ameriprise Financial, Inc.	16,295	4,915,550
B Riley Financial, Inc.	2,450	217,707
Bank of New York Mellon Corp.	112,938	6,559,439
BlackRock, Inc.	19,450	17,807,642
Blucora, Inc. (a)	7,124	123,388
Brightsphere Investment Group, Inc.	3,858	98,765
Cboe Global Markets, Inc.	15,328	1,998,771
Charles Schwab Corp.	207,133	17,419,885
CME Group, Inc.	49,855	11,389,873
Donnelley Financial Solutions, Inc. (a)	4,485	211,423
Evercore, Inc. Class A	5,188	704,790
FactSet Research Systems, Inc.	5,438	2,642,922
Federated Hermes, Inc.	13,327	500,829
Franklin Resources, Inc.	38,619	1,293,350
Goldman Sachs Group, Inc.	46,592	17,823,770
Greenhill & Co., Inc.	2,007	35,986
Interactive Brokers Group, Inc. Class A	11,118	882,992
Intercontinental Exchange, Inc.	77,817	10,643,031
Invesco, Ltd.	52,855	1,216,722
Janus Henderson Group PLC	21,182	888,373
Jefferies Financial Group, Inc.	29,067	1,127,800
MarketAxess Holdings, Inc.	5,344	2,197,827
Moody's Corp.	22,492	8,784,925
Morgan Stanley	197,514	19,387,974
MSCI, Inc.	11,434	7,005,497
Nasdaq, Inc.	16,237	3,409,932
Northern Trust Corp.	28,876	3,453,858
Piper Sandler Cos.	2,007	358,270
Raymond James Financial, Inc.	25,735	2,583,794
S&P Global, Inc.	33,355	15,741,225
SEI Investments Co.	17,048	1,038,905
State Street Corp. (d)	48,843	4,542,399
Stifel Financial Corp.	14,505	1,021,442
StoneX Group, Inc. (a)	2,354	144,182
T Rowe Price Group, Inc.	31,329	6,160,535
Virtus Investment Partners, Inc.	850	252,535
WisdomTree Investments, Inc. (b)	16,743	102,467
		175,759,571
CHEMICALS — 1.9%
AdvanSix, Inc.	4,683	221,272
Air Products & Chemicals, Inc.	30,704	9,341,999
Albemarle Corp.	16,557	3,870,530
American Vanguard Corp.	3,755	61,544
Ashland Global Holdings, Inc.	7,898	850,299
Avient Corp.	10,952	612,764
Balchem Corp.	4,520	762,072
Cabot Corp.	7,915	444,823
Celanese Corp.	16,182	2,719,547
CF Industries Holdings, Inc.	30,250	2,141,095
Chemours Co.	22,774	764,295

See accompanying notes to financial statements.
34

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Corteva, Inc.	103,095	$ 4,874,332
Dow, Inc.	103,025	5,843,578
DuPont de Nemours, Inc.	75,015	6,059,712
Eastman Chemical Co.	19,084	2,307,446
Ecolab, Inc.	34,542	8,103,208
Ferro Corp. (a)	11,887	259,493
FMC Corp.	18,060	1,984,613
FutureFuel Corp.	4,680	35,755
GCP Applied Technologies, Inc. (a)	7,422	234,981
Hawkins, Inc.	3,310	130,580
HB Fuller Co.	7,282	589,842
Ingevity Corp. (a)	5,781	414,498
Innospec, Inc.	3,486	314,925
International Flavors & Fragrances, Inc.	34,046	5,129,030
Koppers Holdings, Inc. (a)	2,522	78,939
Kraton Corp. (a)	4,756	220,298
Linde PLC	71,278	24,692,838
Livent Corp. (a) (b)	20,765	506,251
LyondellBasell Industries NV Class A	35,588	3,282,281
Minerals Technologies, Inc.	4,750	347,463
Mosaic Co.	47,970	1,884,741
NewMarket Corp.	737	252,585
Olin Corp.	21,047	1,210,623
PPG Industries, Inc.	32,703	5,639,305
Quaker Chemical Corp. (b)	1,864	430,174
Rayonier Advanced Materials, Inc. (a)	8,907	50,859
RPM International, Inc.	18,350	1,853,350
Scotts Miracle-Gro Co. (b)	5,676	913,836
Sensient Technologies Corp.	6,025	602,861
Sherwin-Williams Co.	32,570	11,469,851
Stepan Co.	2,526	313,957
Tredegar Corp.	3,503	41,405
Trinseo PLC	5,463	286,589
Valvoline, Inc.	26,259	979,198
		113,129,637
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	9,289	379,456
Brady Corp. Class A	7,011	377,893
Brink's Co.	7,105	465,875
Cintas Corp.	11,986	5,311,836
Clean Harbors, Inc. (a)	7,033	701,682
Copart, Inc. (a)	28,791	4,365,291
CoreCivic, Inc. REIT (a)	19,914	198,543
Deluxe Corp.	7,269	233,408
Harsco Corp. (a)	12,012	200,720
Healthcare Services Group, Inc.	10,305	183,326
HNI Corp. (b)	6,092	256,169
IAA, Inc. (a)	18,898	956,617
Interface, Inc.	9,533	152,051
KAR Auction Services, Inc. (a) (b)	18,215	284,518
Security Description	Shares	Value
Matthews International Corp. Class A	4,798	$ 175,943
MillerKnoll, Inc.	8,707	341,227
MSA Safety, Inc.	4,884	737,289
Pitney Bowes, Inc.	24,364	161,533
Republic Services, Inc.	29,137	4,063,155
Rollins, Inc.	28,284	967,596
Stericycle, Inc. (a) (b)	12,613	752,239
Tetra Tech, Inc.	7,641	1,297,442
UniFirst Corp.	2,126	447,310
US Ecology, Inc. (a) (b)	2,518	80,425
Viad Corp. (a)	2,532	108,344
Waste Management, Inc.	53,999	9,012,433
		32,212,321
COMMUNICATIONS EQUIPMENT — 0.9%
ADTRAN, Inc.	7,274	166,065
Arista Networks, Inc. (a)	30,261	4,350,019
CalAmp Corp. (a)	4,908	34,650
Ciena Corp. (a)	21,633	1,665,092
Cisco Systems, Inc.	584,631	37,048,066
Comtech Telecommunications Corp. (b)	3,446	81,636
Digi International, Inc. (a)	4,335	106,511
Extreme Networks, Inc. (a)	17,628	276,760
F5, Inc. (a)	8,686	2,125,551
Harmonic, Inc. (a) (b)	18,654	219,371
Juniper Networks, Inc.	45,689	1,631,554
Lumentum Holdings, Inc. (a)	10,608	1,122,008
Motorola Solutions, Inc.	23,428	6,365,388
NETGEAR, Inc. (a) (b)	4,504	131,562
NetScout Systems, Inc. (a)	9,829	325,143
Plantronics, Inc. (a) (b)	5,344	156,793
Viasat, Inc. (a) (b)	7,722	343,938
Viavi Solutions, Inc. (a)	32,254	568,316
		56,718,423
CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	21,234	1,642,450
Arcosa, Inc.	6,694	352,774
Comfort Systems USA, Inc.	4,852	480,057
Dycom Industries, Inc. (a)	4,496	421,545
EMCOR Group, Inc.	7,858	1,001,031
Fluor Corp. (a) (b)	17,388	430,701
Granite Construction, Inc. (b)	7,360	284,832
MasTec, Inc. (a) (b)	7,994	737,686
Matrix Service Co. (a)	4	30
MYR Group, Inc. (a) (b)	2,306	254,928
NV5 Global, Inc. (a) (b)	1,645	227,207
Quanta Services, Inc.	19,524	2,238,622
Valmont Industries, Inc.	2,254	564,627
		8,636,490
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	5,968	993,433
Martin Marietta Materials, Inc.	8,695	3,830,321

See accompanying notes to financial statements.
35

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Vulcan Materials Co.	17,653	$ 3,664,410
		8,488,164
CONSUMER FINANCE — 0.6%
American Express Co.	90,409	14,790,912
Capital One Financial Corp.	58,165	8,439,160
Discover Financial Services	42,359	4,895,006
Encore Capital Group, Inc. (a) (b)	4,578	284,340
Enova International, Inc. (a)	3,750	153,600
EZCORP, Inc. Class A (a) (b)	7,463	55,002
FirstCash Holdings, Inc.	5,923	443,100
Green Dot Corp. Class A (a)	7,384	267,596
LendingTree, Inc. (a)	1,855	227,423
Navient Corp.	25,658	544,463
PRA Group, Inc. (a) (b)	6,488	325,762
Prog Holdings, Inc.	2,254	101,678
SLM Corp.	42,609	838,119
Synchrony Financial	75,404	3,497,992
World Acceptance Corp. (a) (b)	478	117,315
		34,981,468
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	216,817	2,603,972
AptarGroup, Inc.	9,047	1,108,077
Avery Dennison Corp.	11,600	2,512,212
Ball Corp.	45,323	4,363,245
Greif, Inc. Class A	1,906	115,065
International Paper Co.	54,359	2,553,786
Myers Industries, Inc.	4,705	94,147
O-I Glass, Inc. (a) (b)	21,688	260,907
Packaging Corp. of America	13,266	1,806,166
Sealed Air Corp.	21,754	1,467,742
Silgan Holdings, Inc.	11,028	472,439
Sonoco Products Co.	14,215	822,906
Westrock Co.	36,924	1,637,949
		19,818,613
DISTRIBUTORS — 0.1%
Genuine Parts Co.	20,068	2,813,534
LKQ Corp.	39,467	2,369,204
Pool Corp.	5,658	3,202,428
		8,385,166
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	7,092	209,640
American Public Education, Inc. (a) (b)	2,275	50,619
Graham Holdings Co. Class B	286	180,131
Grand Canyon Education, Inc. (a)	6,487	556,001
H&R Block, Inc.	25,289	595,809
Perdoceo Education Corp. (a)	9,944	116,941
Service Corp. International	24,403	1,732,369
Strategic Education, Inc. (b)	3,456	199,895
WW International, Inc. (a) (b)	6,745	108,797
		3,750,202
Security Description	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 1.3%
Berkshire Hathaway, Inc. Class B (a)	255,620	$ 76,430,380
Voya Financial, Inc. (b)	15,356	1,018,256
		77,448,636
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
AT&T, Inc.	986,328	24,263,669
ATN International, Inc.	2,301	91,925
Cogent Communications Holdings, Inc. (b)	5,977	437,397
Consolidated Communications Holdings, Inc. (a) (b)	10,116	75,668
Iridium Communications, Inc. (a)	18,296	755,442
Lumen Technologies, Inc.	139,308	1,748,315
Verizon Communications, Inc.	572,714	29,758,219
		57,130,635
ELECTRIC UTILITIES — 1.5%
ALLETE, Inc.	7,195	477,388
Alliant Energy Corp.	34,774	2,137,558
American Electric Power Co., Inc.	68,864	6,126,830
Duke Energy Corp.	107,301	11,255,875
Edison International	51,786	3,534,395
Entergy Corp.	28,011	3,155,439
Evergy, Inc.	31,926	2,190,443
Eversource Energy	46,705	4,249,221
Exelon Corp.	135,315	7,815,794
FirstEnergy Corp.	75,029	3,120,456
Hawaiian Electric Industries, Inc.	15,313	635,490
IDACORP, Inc.	6,975	790,337
NextEra Energy, Inc.	271,234	25,322,406
NRG Energy, Inc.	33,830	1,457,396
OGE Energy Corp.	28,484	1,093,216
Pinnacle West Capital Corp.	16,088	1,135,652
PNM Resources, Inc.	11,366	518,403
PPL Corp.	106,344	3,196,701
Southern Co.	146,583	10,052,662
Xcel Energy, Inc.	73,120	4,950,224
		93,215,886
ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	5,044	1,067,916
AMETEK, Inc.	31,777	4,672,490
AZZ, Inc.	4,420	244,382
Eaton Corp. PLC	55,360	9,567,315
Emerson Electric Co.	83,053	7,721,437
Encore Wire Corp.	2,532	362,329
EnerSys	6,010	475,151
Generac Holdings, Inc. (a)	8,788	3,092,673
Hubbell, Inc.	7,430	1,547,446
nVent Electric PLC	22,419	851,922
Powell Industries, Inc. (b)	1,336	39,399
Regal Rexnord Corp.	9,964	1,695,674
Rockwell Automation, Inc.	16,140	5,630,439

See accompanying notes to financial statements.
36

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Sunrun, Inc. (a) (b)	22,288	$ 764,478
Vicor Corp. (a)	2,453	311,482
		38,044,533
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Advanced Energy Industries, Inc.	5,066	461,310
Amphenol Corp. Class A	83,044	7,263,028
Arlo Technologies, Inc. (a)	10,115	106,106
Arrow Electronics, Inc. (a)	10,660	1,431,318
Avnet, Inc.	13,727	565,964
Badger Meter, Inc.	4,165	443,822
Belden, Inc.	5,496	361,252
Benchmark Electronics, Inc. (b)	5,011	135,798
CDW Corp.	19,746	4,043,586
Cognex Corp.	24,691	1,919,972
Coherent, Inc. (a)	3,492	930,758
Corning, Inc.	105,851	3,940,833
CTS Corp.	4,624	169,793
ePlus, Inc. (a)	4,356	234,701
Fabrinet (a)	4,978	589,744
FARO Technologies, Inc. (a)	2,434	170,429
II-VI, Inc. (a) (b)	13,091	894,508
Insight Enterprises, Inc. (a) (b)	4,723	503,472
IPG Photonics Corp. (a)	4,860	836,600
Itron, Inc. (a) (b)	5,548	380,149
Jabil, Inc.	19,055	1,340,519
Keysight Technologies, Inc. (a)	25,576	5,281,700
Knowles Corp. (a) (b)	13,254	309,481
Littelfuse, Inc.	3,481	1,095,401
Methode Electronics, Inc.	4,824	237,196
National Instruments Corp.	18,011	786,540
OSI Systems, Inc. (a)	2,334	217,529
PC Connection, Inc.	1,717	74,054
Plexus Corp. (a)	4,148	397,752
Rogers Corp. (a)	2,436	665,028
Sanmina Corp. (a)	9,635	399,467
ScanSource, Inc. (a)	4,684	164,315
TD SYNNEX Corp.	5,893	673,924
TE Connectivity, Ltd.	45,923	7,409,217
Teledyne Technologies, Inc. (a)	6,430	2,809,203
Trimble, Inc. (a)	35,269	3,075,104
TTM Technologies, Inc. (a)	14,270	212,623
Vishay Intertechnology, Inc.	18,932	414,043
Vontier Corp.	19,531	600,188
Zebra Technologies Corp. Class A (a)	7,537	4,486,022
		56,032,449
ENERGY EQUIPMENT & SERVICES — 0.2%
Archrock, Inc.	12,738	95,280
Baker Hughes Co.	118,188	2,843,603
Bristow Group, Inc. (a)	3,675	116,387
ChampionX Corp. (a)	19,695	398,036
Core Laboratories NV (b)	6,316	140,910
DMC Global, Inc. (a) (b)	2,179	86,310
Security Description	Shares	Value
Dril-Quip, Inc. (a) (b)	4,729	$ 93,067
Exterran Corp. (a) (b)	4,549	13,556
Halliburton Co.	122,418	2,799,700
Helix Energy Solutions Group, Inc. (a) (b)	19,801	61,779
Helmerich & Payne, Inc.	16,014	379,532
Nabors Industries, Ltd. (a)	868	70,386
Newpark Resources, Inc. (a) (b)	24	70
Nov, Inc. (b)	54,946	744,518
Oceaneering International, Inc. (a) (b)	14,325	162,016
Oil States International, Inc. (a) (b)	9,007	44,765
Patterson-UTI Energy, Inc.	26,867	227,026
ProPetro Holding Corp. (a)	11,657	94,422
RPC, Inc. (a) (b)	9,773	44,369
Schlumberger NV	192,666	5,770,347
US Silica Holdings, Inc. (a)	13,889	130,557
		14,316,636
ENTERTAINMENT — 1.6%
Activision Blizzard, Inc.	107,326	7,140,399
Cinemark Holdings, Inc. (a) (b)	16,286	262,530
Electronic Arts, Inc.	40,223	5,305,414
Live Nation Entertainment, Inc. (a)	20,099	2,405,649
Marcus Corp. (a) (b)	2,393	42,739
Netflix, Inc. (a)	61,160	36,845,230
Take-Two Interactive Software, Inc. (a)	15,627	2,777,231
Walt Disney Co. (a)	250,679	38,827,670
World Wrestling Entertainment, Inc. Class A (b)	6,573	324,312
		93,931,174
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.1%
Acadia Realty Trust REIT	12,357	269,753
Agree Realty Corp. REIT (b)	7,389	527,279
Alexander & Baldwin, Inc. REIT (a)	9,145	229,448
Alexandria Real Estate Equities, Inc. REIT	19,486	4,344,599
American Assets Trust, Inc. REIT	6,916	259,557
American Campus Communities, Inc. REIT	19,367	1,109,535
American Tower Corp. REIT	63,233	18,495,652
Apartment Income REIT Corp.	20,617	1,127,131
Armada Hoffler Properties, Inc. REIT	7,125	108,443
AvalonBay Communities, Inc. REIT	19,265	4,866,146
Boston Properties, Inc. REIT	19,551	2,251,884
Brandywine Realty Trust REIT	24,395	327,381
Brixmor Property Group, Inc. REIT	41,845	1,063,281
Camden Property Trust REIT	13,762	2,458,994
CareTrust REIT, Inc.	13,458	307,246

See accompanying notes to financial statements.
37

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Centerspace REIT	748	$ 82,953
Chatham Lodging Trust REIT (a)	6,713	92,102
Community Healthcare Trust, Inc. REIT	2,615	123,611
Corporate Office Properties Trust REIT	16,635	465,281
Cousins Properties, Inc. REIT	20,985	845,276
Crown Castle International Corp. REIT	59,845	12,492,045
CyrusOne, Inc. REIT	16,175	1,451,221
DiamondRock Hospitality Co. REIT (a)	31,523	302,936
Digital Realty Trust, Inc. REIT	37,965	6,714,870
Diversified Healthcare Trust REIT	39,827	123,065
Douglas Emmett, Inc. REIT	22,853	765,576
Duke Realty Corp. REIT	52,424	3,441,111
Easterly Government Properties, Inc. REIT	7,886	180,747
EastGroup Properties, Inc. REIT	5,648	1,286,897
EPR Properties REIT	10,381	492,994
Equinix, Inc. REIT	12,307	10,409,753
Equity Residential REIT	47,607	4,308,433
Essential Properties Realty Trust, Inc. REIT	14,697	423,715
Essex Property Trust, Inc. REIT	8,952	3,153,163
Extra Space Storage, Inc. REIT	18,239	4,135,328
Federal Realty Investment Trust REIT	10,040	1,368,653
First Industrial Realty Trust, Inc. REIT	18,300	1,211,460
Four Corners Property Trust, Inc. REIT	9,846	289,571
Franklin Street Properties Corp. REIT	15,127	90,006
GEO Group, Inc. REIT (a) (b)	19,978	154,830
Getty Realty Corp. REIT	4,993	160,225
Global Net Lease, Inc. REIT	12,188	186,233
Healthcare Realty Trust, Inc. REIT	19,609	620,429
Healthpeak Properties, Inc. REIT	71,660	2,586,209
Hersha Hospitality Trust REIT (a)	8,166	74,882
Highwoods Properties, Inc. REIT	14,804	660,110
Host Hotels & Resorts, Inc. REIT (a)	97,621	1,697,629
Hudson Pacific Properties, Inc. REIT	21,365	527,929
Independence Realty Trust, Inc. REIT	12,425	320,938
Industrial Logistics Properties Trust REIT	6,643	166,407
Innovative Industrial Properties, Inc. REIT (b)	3,175	834,739
Iron Mountain, Inc. REIT (b)	40,114	2,099,166
Security Description	Shares	Value
iStar, Inc. REIT (b)	10,726	$ 277,053
JBG SMITH Properties REIT	15,376	441,445
Kilroy Realty Corp. REIT	14,001	930,506
Kimco Realty Corp. REIT	84,827	2,090,986
Kite Realty Group Trust REIT	30,729	669,278
Lamar Advertising Co. Class A REIT	12,272	1,488,594
Life Storage, Inc. REIT	8,889	1,361,617
LTC Properties, Inc. REIT (b)	5,555	189,648
LXP Industrial Trust REIT	36,048	563,070
Macerich Co. REIT	16,599	286,831
Medical Properties Trust, Inc. REIT	75,144	1,775,653
Mid-America Apartment Communities, Inc. REIT	15,933	3,655,668
National Retail Properties, Inc. REIT	24,623	1,183,628
National Storage Affiliates Trust REIT	8,902	616,018
NexPoint Residential Trust, Inc. REIT	2,294	192,306
Office Properties Income Trust REIT	6,904	171,495
Omega Healthcare Investors, Inc. REIT	32,079	949,218
Orion Office REIT, Inc. (a)	7,629	142,433
Park Hotels & Resorts, Inc. REIT (a)	33,619	634,727
Pebblebrook Hotel Trust REIT	18,147	405,948
Physicians Realty Trust REIT	28,371	534,226
PotlatchDeltic Corp. REIT	9,326	561,612
Prologis, Inc. REIT	102,463	17,250,671
PS Business Parks, Inc. REIT	2,503	460,978
Public Storage REIT	21,047	7,883,364
Rayonier, Inc. REIT (b)	19,481	786,253
Realty Income Corp. REIT	76,152	5,451,722
Regency Centers Corp. REIT	21,965	1,655,063
Retail Opportunity Investments Corp. REIT	17,171	336,552
Rexford Industrial Realty, Inc. REIT	17,708	1,436,296
RPT Realty REIT	14,692	196,579
Sabra Health Care REIT, Inc.	29,475	399,092
Safehold, Inc. REIT (b)	1,772	141,494
Saul Centers, Inc. REIT	2,501	132,603
SBA Communications Corp. REIT	15,255	5,934,500
Service Properties Trust REIT	23,378	205,493
Simon Property Group, Inc. REIT	44,217	7,064,550
SITE Centers Corp. REIT	21,499	340,329
SL Green Realty Corp. REIT	10,038	719,725
Spirit Realty Capital, Inc. REIT	14,153	682,033
STORE Capital Corp. REIT	30,906	1,063,166
Summit Hotel Properties, Inc. REIT (a)	15,032	146,712

See accompanying notes to financial statements.
38

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Tanger Factory Outlet Centers, Inc. REIT	14,439	$ 278,384
UDR, Inc. REIT	41,609	2,496,124
Uniti Group, Inc. REIT (b)	25,782	361,206
Universal Health Realty Income Trust REIT	1,243	73,921
Urban Edge Properties REIT	16,438	312,322
Urstadt Biddle Properties, Inc. Class A REIT	4,244	90,397
Ventas, Inc. REIT	52,425	2,679,966
Veris Residential, Inc. REIT (a)	14,309	262,999
Vornado Realty Trust REIT	22,449	939,715
Washington Real Estate Investment Trust	12,358	319,454
Welltower, Inc. REIT	58,143	4,986,925
Weyerhaeuser Co. REIT	103,354	4,256,118
Whitestone REIT	5,845	59,210
Xenia Hotels & Resorts, Inc. REIT (a)	16,467	298,217
		190,910,915
FOOD & STAPLES RETAILING — 1.4%
Andersons, Inc.	4,608	178,376
BJ's Wholesale Club Holdings, Inc. (a)	17,894	1,198,361
Casey's General Stores, Inc.	4,747	936,820
Chefs' Warehouse, Inc. (a) (b)	2,709	90,210
Costco Wholesale Corp.	60,961	34,607,560
Grocery Outlet Holding Corp. (a) (b)	9,700	274,316
Kroger Co.	106,558	4,822,815
Performance Food Group Co. (a)	23,977	1,100,305
PriceSmart, Inc.	2,518	184,242
SpartanNash Co.	4,938	127,203
Sprouts Farmers Market, Inc. (a)	16,945	502,928
Sysco Corp.	70,688	5,552,542
United Natural Foods, Inc. (a)	7,564	371,241
Walmart, Inc.	197,047	28,510,730
Walgreens Boots Alliance, Inc.	99,737	5,202,282
		83,659,931
FOOD PRODUCTS — 0.9%
Archer-Daniels-Midland Co.	77,007	5,204,903
B&G Foods, Inc.	5,205	159,950
Calavo Growers, Inc. (b)	2,466	104,558
Cal-Maine Foods, Inc. (a) (b)	4,871	180,178
Campbell Soup Co.	30,026	1,304,930
Conagra Brands, Inc.	67,566	2,307,379
Darling Ingredients, Inc. (a)	22,860	1,583,969
Flowers Foods, Inc. (b)	24,704	678,619
Fresh Del Monte Produce, Inc. (b)	4,796	132,370
General Mills, Inc.	84,545	5,696,642
Hain Celestial Group, Inc. (a) (b)	11,596	494,106
Hershey Co.	20,482	3,962,653
Security Description	Shares	Value
Hormel Foods Corp.	39,620	$ 1,933,852
Ingredion, Inc.	9,506	918,660
J&J Snack Foods Corp. (b)	2,125	335,665
J.M. Smucker Co.	15,990	2,171,762
John B Sanfilippo & Son, Inc.	378	34,080
Kellogg Co.	35,633	2,295,478
Kraft Heinz Co.	89,856	3,225,830
Lamb Weston Holdings, Inc.	20,703	1,312,156
Lancaster Colony Corp.	2,270	375,912
McCormick & Co., Inc.	34,514	3,334,398
Mondelez International, Inc. Class A	193,207	12,811,556
Pilgrim's Pride Corp. (a)	7,144	201,461
Post Holdings, Inc. (a)	8,628	972,634
Sanderson Farms, Inc.	2,554	488,018
Seneca Foods Corp. Class A (a)	865	41,477
Simply Good Foods Co. (a)	11,732	487,699
Tootsie Roll Industries, Inc. (b)	2,539	91,988
TreeHouse Foods, Inc. (a) (b)	8,063	326,793
Tyson Foods, Inc. Class A	40,760	3,552,642
		56,722,318
GAS UTILITIES — 0.1%
Atmos Energy Corp.	17,151	1,796,910
Chesapeake Utilities Corp.	2,320	338,279
National Fuel Gas Co.	12,259	783,841
New Jersey Resources Corp.	12,156	499,125
Northwest Natural Holding Co.	4,630	225,851
ONE Gas, Inc.	7,290	565,631
South Jersey Industries, Inc.	12,670	330,941
Southwest Gas Holdings, Inc. (a)	7,350	514,868
Spire, Inc. (b)	7,169	467,562
UGI Corp.	28,852	1,324,595
		6,847,603
HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
Abbott Laboratories	245,298	34,523,241
ABIOMED, Inc. (a)	6,359	2,283,962
Align Technology, Inc. (a)	9,994	6,567,857
AngioDynamics, Inc. (a)	4,879	134,563
Avanos Medical, Inc. (a)	6,877	238,426
Baxter International, Inc.	70,826	6,079,704
Becton Dickinson and Co.	40,165	10,100,694
BioLife Solutions, Inc. (a)	4,342	161,826
Boston Scientific Corp. (a)	198,536	8,433,809
Cardiovascular Systems, Inc. (a)	5,234	98,295
CONMED Corp. (b)	4,044	573,277
Cooper Cos., Inc.	6,794	2,846,278
CryoLife, Inc. (a) (b)	4,788	97,436
Cutera, Inc. (a) (b)	2,353	97,226
DENTSPLY SIRONA, Inc.	30,841	1,720,619
DexCom, Inc. (a)	13,037	7,000,217
Edwards Lifesciences Corp. (a)	86,477	11,203,095
Envista Holdings Corp. (a)	22,183	999,566
Glaukos Corp. (a)	5,720	254,197

See accompanying notes to financial statements.
39

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Globus Medical, Inc. Class A (a)	9,934	$ 717,235
Haemonetics Corp. (a)	7,007	371,651
Heska Corp. (a) (b)	1,379	251,654
Hologic, Inc. (a)	35,505	2,718,263
ICU Medical, Inc. (a)	2,404	570,565
IDEXX Laboratories, Inc. (a)	11,861	7,809,994
Inogen, Inc. (a)	2,550	86,700
Integer Holdings Corp. (a)	4,558	390,119
Integra LifeSciences Holdings Corp. (a) (b)	9,949	666,484
Intuitive Surgical, Inc. (a)	48,972	17,595,640
Lantheus Holdings, Inc. (a)	8,964	258,970
LeMaitre Vascular, Inc. (b)	2,363	118,693
LivaNova PLC (a)	6,985	610,699
Masimo Corp. (a)	6,545	1,916,245
Medtronic PLC	186,276	19,270,252
Meridian Bioscience, Inc. (a)	6,063	123,685
Merit Medical Systems, Inc. (a)	6,831	425,571
Mesa Laboratories, Inc. (b)	570	187,011
Natus Medical, Inc. (a)	4,794	113,762
Neogen Corp. (a)	14,829	673,385
NuVasive, Inc. (a)	6,912	362,742
OraSure Technologies, Inc. (a) (b)	5,605	48,707
Orthofix Medical, Inc. (a)	2,698	83,881
Penumbra, Inc. (a) (b)	4,737	1,361,035
Quidel Corp. (a)	5,499	742,310
ResMed, Inc.	20,091	5,233,304
STAAR Surgical Co. (a)	6,366	581,216
STERIS PLC	13,629	3,317,435
Stryker Corp.	45,412	12,144,077
Surmodics, Inc. (a)	2,341	112,719
Tactile Systems Technology, Inc. (a)	2,283	43,445
Tandem Diabetes Care, Inc. (a)	8,692	1,308,320
Teleflex, Inc.	6,461	2,122,309
Varex Imaging Corp. (a) (b)	5,159	162,766
Zimmer Biomet Holdings, Inc.	28,743	3,651,511
Zynex, Inc. (a) (b)	2,133	21,266
		179,587,909
HEALTH CARE PROVIDERS & SERVICES — 2.8%
Acadia Healthcare Co., Inc. (a)	12,541	761,239
Addus HomeCare Corp. (a)	2,109	197,213
Amedisys, Inc. (a)	4,174	675,687
AmerisourceBergen Corp.	20,772	2,760,391
AMN Healthcare Services, Inc. (a)	5,830	713,184
Anthem, Inc.	33,515	15,535,543
Apollo Medical Holdings, Inc. (a) (b)	1,955	143,653
Cardinal Health, Inc.	40,627	2,091,884
Centene Corp. (a)	80,531	6,635,754
Chemed Corp.	2,126	1,124,739
Cigna Corp.	48,107	11,046,810
Community Health Systems, Inc. (a)	16,147	214,917
Security Description	Shares	Value
CorVel Corp. (a)	637	$ 132,496
Covetrus, Inc. (a)	14,779	295,137
Cross Country Healthcare, Inc. (a)	4,585	127,280
CVS Health Corp.	179,591	18,526,608
DaVita, Inc. (a)	10,309	1,172,752
Encompass Health Corp.	14,055	917,229
Ensign Group, Inc.	7,112	597,123
Fulgent Genetics, Inc. (a) (b)	1,745	175,530
Hanger, Inc. (a)	5,195	94,185
HCA Healthcare, Inc.	32,724	8,407,450
HealthEquity, Inc. (a)	9,973	441,206
Henry Schein, Inc. (a)	19,544	1,515,246
Humana, Inc.	17,672	8,197,334
Joint Corp. (a) (b)	1,829	120,147
Laboratory Corp. of America Holdings (a)	13,503	4,242,778
LHC Group, Inc. (a)	4,208	577,464
Magellan Health, Inc. (a)	3,378	320,876
McKesson Corp.	22,176	5,512,288
MEDNAX, Inc. (a) (b)	12,078	328,642
ModivCare, Inc. (a)	1,756	260,397
Molina Healthcare, Inc. (a)	8,302	2,640,700
Option Care Health, Inc. (a)	16,741	476,114
Owens & Minor, Inc.	10,388	451,878
Patterson Cos., Inc.	12,308	361,240
Pennant Group, Inc. (a) (b)	3,644	84,104
Progyny, Inc. (a) (b)	5,223	262,978
Quest Diagnostics, Inc.	18,603	3,218,505
R1 RCM, Inc. (a)	16,581	422,650
RadNet, Inc. (a)	5,164	155,488
Select Medical Holdings Corp.	15,139	445,087
Tenet Healthcare Corp. (a)	14,889	1,216,282
Tivity Health, Inc. (a)	5,261	139,101
UnitedHealth Group, Inc.	130,224	65,390,679
Universal Health Services, Inc. Class B	10,715	1,389,307
US Physical Therapy, Inc.	1,953	186,609
		170,703,904
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a) (b)	22,360	412,542
Cerner Corp.	42,298	3,928,215
Computer Programs & Systems, Inc. (a)	1,826	53,502
HealthStream, Inc. (a)	4,690	123,628
NextGen Healthcare, Inc. (a)	7,648	136,058
Omnicell, Inc. (a) (b)	4,980	898,591
OptimizeRx Corp. (a) (b)	2,468	153,288
Simulations Plus, Inc. (b)	1,762	83,343
Tabula Rasa HealthCare, Inc. (a)	2,364	35,460
		5,824,627
HOTELS, RESTAURANTS & LEISURE — 2.0%
BJ's Restaurants, Inc. (a)	4,096	141,517

See accompanying notes to financial statements.
40

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Bloomin' Brands, Inc. (a) (b)	12,016	$ 252,096
Booking Holdings, Inc. (a)	5,671	13,606,033
Boyd Gaming Corp. (a)	11,250	737,663
Brinker International, Inc. (a)	5,365	196,305
Caesars Entertainment, Inc. (a)	28,574	2,672,526
Carnival Corp. (a) (b)	103,893	2,090,327
Cheesecake Factory, Inc. (a) (b)	5,801	227,109
Chipotle Mexican Grill, Inc. (a)	3,830	6,695,797
Choice Hotels International, Inc.	4,106	640,495
Churchill Downs, Inc.	4,892	1,178,483
Chuy's Holdings, Inc. (a)	2,724	82,047
Cracker Barrel Old Country Store, Inc. (b)	3,482	447,924
Darden Restaurants, Inc.	17,912	2,698,264
Dave & Buster's Entertainment, Inc. (a)	4,787	183,821
Dine Brands Global, Inc.	1,966	149,042
Domino's Pizza, Inc.	5,311	2,997,157
El Pollo Loco Holdings, Inc. (a) (b)	2,573	36,511
Expedia Group, Inc. (a)	18,884	3,412,716
Fiesta Restaurant Group, Inc. (a)	2,476	27,261
Hilton Worldwide Holdings, Inc. (a)	38,487	6,003,587
Jack in the Box, Inc.	3,207	280,548
Las Vegas Sands Corp. (a)	45,706	1,720,374
Marriott International, Inc. Class A (a)	36,896	6,096,695
Marriott Vacations Worldwide Corp.	4,991	843,379
McDonald's Corp.	103,211	27,667,773
MGM Resorts International	55,111	2,473,382
Monarch Casino & Resort, Inc. (a)	2,078	153,668
Norwegian Cruise Line Holdings, Ltd. (a) (b)	44,544	923,843
Papa John's International, Inc.	5,357	714,999
Penn National Gaming, Inc. (a)	20,598	1,068,006
Red Robin Gourmet Burgers, Inc. (a) (b)	4,044	66,847
Royal Caribbean Cruises, Ltd. (a) (b)	31,640	2,433,116
Ruth's Hospitality Group, Inc. (a) (b)	4,802	95,560
Scientific Games Corp. Class A (a)	8,091	540,722
Shake Shack, Inc. Class A (a)	4,474	322,844
Six Flags Entertainment Corp. (a)	10,409	443,215
Starbucks Corp.	162,497	19,007,274
Texas Roadhouse, Inc.	9,151	817,001
Travel + Leisure Co.	12,501	690,930
Wendy's Co.	25,230	601,736
Wingstop, Inc. (b)	4,226	730,253
Wyndham Hotels & Resorts, Inc.	13,162	1,179,973
Security Description	Shares	Value
Wynn Resorts, Ltd. (a)	13,861	$ 1,178,739
Yum! Brands, Inc.	41,738	5,795,739
		120,323,297
HOUSEHOLD DURABLES — 0.5%
Cavco Industries, Inc. (a)	1,222	388,168
Century Communities, Inc.	2,651	216,825
D.R. Horton, Inc.	45,877	4,975,361
Ethan Allen Interiors, Inc. (b)	4,353	114,440
Garmin, Ltd.	20,720	2,821,442
Helen of Troy, Ltd. (a) (b)	3,644	890,849
Installed Building Products, Inc.	2,874	401,555
iRobot Corp. (a)	3,944	259,831
KB Home	12,605	563,822
La-Z-Boy, Inc.	6,564	238,339
Leggett & Platt, Inc.	18,383	756,644
Lennar Corp. Class A	37,957	4,409,085
LGI Homes, Inc. (a)	2,313	357,312
M/I Homes, Inc. (a)	2,772	172,363
MDC Holdings, Inc.	7,872	439,494
Meritage Homes Corp. (a)	5,178	632,027
Mohawk Industries, Inc. (a)	8,427	1,535,231
Newell Brands, Inc.	53,441	1,167,151
NVR, Inc. (a)	449	2,653,083
PulteGroup, Inc.	36,777	2,102,173
Taylor Morrison Home Corp. (a)	18,031	630,364
Tempur Sealy International, Inc.	26,296	1,236,701
Toll Brothers, Inc.	16,205	1,173,080
TopBuild Corp. (a) (b)	4,612	1,272,497
Tri Pointe Homes, Inc. (a)	18,111	505,116
Tupperware Brands Corp. (a)	6,855	104,813
Universal Electronics, Inc. (a)	1,929	78,607
Whirlpool Corp.	8,776	2,059,376
		32,155,749
HOUSEHOLD PRODUCTS — 1.3%
Central Garden & Pet Co. (a) (b)	1,885	99,207
Central Garden & Pet Co. Class A (a)	5,616	268,726
Church & Dwight Co., Inc.	34,263	3,511,957
Clorox Co.	17,352	3,025,495
Colgate-Palmolive Co.	115,877	9,888,943
Energizer Holdings, Inc. (b)	8,089	324,369
Kimberly-Clark Corp.	47,204	6,746,396
Procter & Gamble Co.	336,793	55,092,599
WD-40 Co. (b)	1,964	480,473
		79,438,165
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (e)
AES Corp.	93,207	2,264,930
INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.	79,268	14,080,375
General Electric Co.	150,228	14,192,039
Honeywell International, Inc.	95,424	19,896,858

See accompanying notes to financial statements.
41

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Roper Technologies, Inc.	14,572	$ 7,167,384
		55,336,656
INSURANCE — 2.0%
Aflac, Inc.	90,158	5,264,326
Alleghany Corp. (a)	2,036	1,359,213
Allstate Corp.	42,035	4,945,418
Ambac Financial Group, Inc. (a)	6,546	105,063
American Equity Investment Life Holding Co.	12,219	475,563
American Financial Group, Inc.	9,756	1,339,694
American International Group, Inc.	119,520	6,795,907
AMERISAFE, Inc.	2,466	132,745
Aon PLC Class A	31,635	9,508,216
Arthur J Gallagher & Co.	26,800	4,547,156
Assurant, Inc.	8,411	1,310,938
Assured Guaranty, Ltd.	11,331	568,816
Brighthouse Financial, Inc. (a)	12,442	644,496
Brown & Brown, Inc.	31,671	2,225,838
Chubb, Ltd.	62,542	12,089,994
Cincinnati Financial Corp.	21,132	2,407,569
CNO Financial Group, Inc.	19,486	464,546
eHealth, Inc. (a) (b)	2,740	69,870
Employers Holdings, Inc.	4,820	199,452
Everest Re Group, Ltd.	5,759	1,577,505
First American Financial Corp.	14,816	1,159,056
Genworth Financial, Inc. Class A (a)	65,034	263,388
Globe Life, Inc.	13,459	1,261,377
Hanover Insurance Group, Inc.	5,218	683,871
Hartford Financial Services Group, Inc.	49,564	3,421,898
HCI Group, Inc.	842	70,341
Horace Mann Educators Corp.	5,146	199,150
James River Group Holdings, Ltd.	4,344	125,151
Kemper Corp.	7,813	459,326
Kinsale Capital Group, Inc.	2,433	578,786
Lincoln National Corp.	25,188	1,719,333
Loews Corp.	32,230	1,861,605
Marsh & McLennan Cos., Inc.	70,424	12,241,100
Mercury General Corp. (b)	3,736	198,232
MetLife, Inc.	102,043	6,376,667
Old Republic International Corp.	40,147	986,813
Palomar Holdings, Inc. (a)	2,535	164,192
Primerica, Inc.	5,674	869,654
Principal Financial Group, Inc.	35,357	2,557,372
ProAssurance Corp.	9,123	230,812
Progressive Corp.	81,210	8,336,206
Prudential Financial, Inc.	54,794	5,930,902
Reinsurance Group of America, Inc.	9,335	1,022,089
RenaissanceRe Holdings, Ltd.	6,316	1,069,488
RLI Corp.	5,686	637,401
Safety Insurance Group, Inc.	2,354	200,161
Selective Insurance Group, Inc.	7,591	622,006
Security Description	Shares	Value
Selectquote, Inc. (a) (b)	6,452	$ 58,455
SiriusPoint, Ltd. (a)	11,737	95,422
Stewart Information Services Corp.	2,775	221,251
Travelers Cos., Inc.	35,060	5,484,436
Trupanion, Inc. (a) (b)	4,256	561,920
United Fire Group, Inc.	2,522	58,485
Universal Insurance Holdings, Inc.	4,785	81,345
Unum Group	28,968	711,744
Willis Towers Watson PLC	17,933	4,258,908
WR Berkley Corp.	19,763	1,628,274
		122,438,942
INTERACTIVE MEDIA & SERVICES — 5.8%
Actua Corp. (a)	1,285	64
Alphabet, Inc. Class A (a)	41,535	120,328,557
Alphabet, Inc. Class C (a)	38,923	112,627,204
Cars.com, Inc. (a)	8,980	144,488
Match Group, Inc. (a)	38,229	5,055,785
Meta Platforms, Inc. Class A (a)	327,171	110,043,966
QuinStreet, Inc. (a)	6,622	120,454
TripAdvisor, Inc. (a) (b)	13,653	372,181
Twitter, Inc. (a)	109,737	4,742,833
Yelp, Inc. (a)	7,701	279,084
Ziff Davis, Inc. (a)	5,620	623,033
		354,337,649
INTERNET & DIRECT MARKETING RETAIL — 3.5%
Amazon.com, Inc. (a)	60,292	201,034,027
eBay, Inc.	90,557	6,022,041
Etsy, Inc. (a)	16,976	3,716,725
Liquidity Services, Inc. (a)	3,738	82,535
PetMed Express, Inc. (b)	2,497	63,074
Shutterstock, Inc.	2,903	321,885
		211,240,287
IT SERVICES — 4.3%
Accenture PLC Class A	87,679	36,347,329
Akamai Technologies, Inc. (a)	22,922	2,682,791
Alliance Data Systems Corp.	5,860	390,100
Automatic Data Processing, Inc.	59,414	14,650,304
BM Technologies, Inc. (a)	11	101
Broadridge Financial Solutions, Inc.	16,035	2,931,519
Cognizant Technology Solutions Corp. Class A	74,083	6,572,644
Concentrix Corp.	5,893	1,052,608
CSG Systems International, Inc. (b)	4,840	278,881
DXC Technology Co. (a)	36,086	1,161,608
EPAM Systems, Inc. (a)	7,780	5,200,541
EVERTEC, Inc.	8,446	422,131
ExlService Holdings, Inc. (a)	4,730	684,762
Fidelity National Information Services, Inc.	85,967	9,383,298
Fiserv, Inc. (a)	83,264	8,641,971
FleetCor Technologies, Inc. (a)	11,590	2,594,306

See accompanying notes to financial statements.
42

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Gartner, Inc. (a)	12,544	$ 4,193,710
Genpact, Ltd.	24,157	1,282,254
Global Payments, Inc.	40,356	5,455,324
Helios & Matheson Analytics, Inc. (a)	1	—
International Business Machines Corp.	122,525	16,376,691
Jack Henry & Associates, Inc.	10,749	1,794,976
Kyndryl Holdings, Inc. (a)	24,505	443,541
LiveRamp Holdings, Inc. (a)	9,315	446,654
Mastercard, Inc. Class A	120,636	43,346,928
MAXIMUS, Inc.	8,811	701,972
Paychex, Inc.	44,234	6,037,941
PayPal Holdings, Inc. (a)	162,142	30,576,738
Perficient, Inc. (a)	4,589	593,312
Sabre Corp. (a) (b)	39,827	342,114
TTEC Holdings, Inc.	2,407	217,954
Unisys Corp. (a) (b)	12,132	249,555
VeriSign, Inc. (a)	13,878	3,522,514
Visa, Inc. Class A	233,509	50,603,735
Western Union Co.	57,768	1,030,581
WEX, Inc. (a)	6,170	866,206
		261,077,594
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	11,004	1,108,433
Callaway Golf Co. (a) (b)	13,504	370,550
Hasbro, Inc.	18,091	1,841,302
Mattel, Inc. (a) (b)	49,004	1,056,526
Polaris, Inc.	8,151	895,877
Sturm Ruger & Co., Inc. (b)	2,436	165,697
Vista Outdoor, Inc. (a)	8,276	381,275
YETI Holdings, Inc. (a)	10,452	865,739
		6,685,399
LIFE SCIENCES TOOLS & SERVICES — 1.9%
Agilent Technologies, Inc.	42,263	6,747,288
Bio-Rad Laboratories, Inc. Class A (a)	2,787	2,105,774
Bio-Techne Corp.	5,416	2,801,914
Bruker Corp.	14,015	1,175,999
Charles River Laboratories International, Inc. (a)	7,132	2,687,195
Danaher Corp.	87,437	28,767,647
ICON PLC (a)	9	2,787
Illumina, Inc. (a)	20,305	7,724,834
IQVIA Holdings, Inc. (a)	26,395	7,447,085
Medpace Holdings, Inc. (a)	3,881	844,661
Mettler-Toledo International, Inc. (a)	3,216	5,458,227
NeoGenomics, Inc. (a) (b)	17,025	580,893
PerkinElmer, Inc.	15,387	3,093,710
Repligen Corp. (a)	6,678	1,768,602
Syneos Health, Inc. (a)	15,299	1,570,901
Thermo Fisher Scientific, Inc.	54,066	36,074,998
Waters Corp. (a)	8,677	3,233,050
Security Description	Shares	Value
West Pharmaceutical Services, Inc.	10,249	$ 4,806,884
		116,892,449
MACHINERY — 1.8%
AGCO Corp.	8,602	998,004
Alamo Group, Inc.	1,395	205,316
Albany International Corp. Class A	4,402	389,357
Astec Industries, Inc.	2,571	178,093
Barnes Group, Inc.	7,023	327,202
Caterpillar, Inc.	74,573	15,417,222
Chart Industries, Inc. (a)	4,893	780,385
CIRCOR International, Inc. (a)	2,396	65,123
Colfax Corp. (a)	14,268	655,900
Crane Co.	6,955	707,532
Cummins, Inc.	20,477	4,466,853
Deere & Co.	39,154	13,425,515
Donaldson Co., Inc.	17,721	1,050,146
Dover Corp.	20,076	3,645,802
Enerpac Tool Group Corp.	9,036	183,250
EnPro Industries, Inc.	2,876	316,561
ESCO Technologies, Inc.	3,686	331,703
Federal Signal Corp.	8,553	370,687
Flowserve Corp.	18,885	577,881
Fortive Corp.	46,867	3,575,483
Franklin Electric Co., Inc.	5,510	521,026
Graco, Inc.	23,508	1,895,215
Greenbrier Cos., Inc. (b)	4,632	212,562
Hillenbrand, Inc.	10,544	548,183
IDEX Corp.	10,665	2,520,353
Illinois Tool Works, Inc.	39,941	9,857,439
Ingersoll Rand, Inc.	50,321	3,113,360
ITT, Inc.	12,265	1,253,360
John Bean Technologies Corp.	4,462	685,185
Kennametal, Inc.	11,801	423,774
Lincoln Electric Holdings, Inc.	8,342	1,163,459
Lindsay Corp.	1,554	236,208
Meritor, Inc. (a)	10,340	256,225
Middleby Corp. (a)	7,932	1,560,700
Mueller Industries, Inc.	8,416	499,574
Nordson Corp.	6,849	1,748,344
Oshkosh Corp. (b)	9,708	1,094,189
Otis Worldwide Corp.	56,379	4,908,920
PACCAR, Inc.	47,896	4,227,301
Parker-Hannifin Corp.	17,950	5,710,254
Pentair PLC	23,392	1,708,318
Proto Labs, Inc. (a)	3,774	193,795
Snap-on, Inc.	7,582	1,633,011
SPX Corp. (a)	6,378	380,639
SPX FLOW, Inc.	6,058	523,896
Standex International Corp.	2,135	236,259
Stanley Black & Decker, Inc.	22,074	4,163,598
Tennant Co.	2,426	196,603
Terex Corp.	10,318	453,476
Timken Co.	9,667	669,826
Titan International, Inc. (a)	9,321	102,158

See accompanying notes to financial statements.
43

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Toro Co.	15,053	$ 1,503,945
Trinity Industries, Inc. (b)	11,912	359,742
Wabash National Corp. (b)	8,151	159,107
Watts Water Technologies, Inc. Class A	3,952	767,360
Westinghouse Air Brake Technologies Corp.	24,870	2,290,776
Woodward, Inc.	8,032	879,183
Xylem, Inc.	24,963	2,993,563
		109,318,901
MARINE — 0.0% (e)
Kirby Corp. (a)	7,572	449,928
Matson, Inc.	6,138	552,604
		1,002,532
MEDIA — 1.0%
AMC Networks, Inc. Class A (a) (b)	3,773	129,942
Cable One, Inc. (b)	776	1,368,437
Charter Communications, Inc. Class A (a)	16,929	11,037,200
Comcast Corp. Class A	632,050	31,811,076
Discovery, Inc. Class A (a) (b)	22,638	532,899
Discovery, Inc. Class C (a)	40,974	938,305
DISH Network Corp. Class A (a)	35,015	1,135,887
EW Scripps Co. Class A	9,559	184,967
Fox Corp. Class A	46,585	1,718,986
Fox Corp. Class B	21,361	732,041
Gannett Co., Inc. (a)	12,929	68,912
Interpublic Group of Cos., Inc.	54,857	2,054,395
John Wiley & Sons, Inc. Class A	6,160	352,783
Loyalty Ventures, Inc. (a)	2,334	70,183
New York Times Co. Class A	19,693	951,172
News Corp. Class A	55,022	1,227,541
News Corp. Class B	17,089	384,503
Omnicom Group, Inc.	29,698	2,175,972
Scholastic Corp.	4,776	190,849
Taptica International, Ltd. (a)	1,016	7,624
TechTarget, Inc. (a) (b)	3,423	327,444
TEGNA, Inc.	30,916	573,801
Thryv Holdings, Inc. (a) (b)	2,346	96,491
ViacomCBS, Inc. Class B	78,080	2,356,454
		60,427,864
METALS & MINING — 0.5%
Alcoa Corp.	23,480	1,398,938
Allegheny Technologies, Inc. (a) (b)	18,329	291,981
Arconic Corp. (a) (b)	13,762	454,284
Carpenter Technology Corp.	7,158	208,942
Century Aluminum Co. (a) (b)	7,243	119,944
Cleveland-Cliffs, Inc. (a) (b)	69,098	1,504,263
Commercial Metals Co.	16,887	612,829
Compass Minerals International, Inc. (b)	4,846	247,534
Security Description	Shares	Value
Ferroglobe Representation & Warranty Insurance Trust (a) (f)	929	$ —
Freeport-McMoRan, Inc.	201,768	8,419,779
Haynes International, Inc.	2,311	93,203
Kaiser Aluminum Corp.	2,436	228,838
Materion Corp.	2,490	228,931
Newmont Corp.	111,427	6,910,703
Nucor Corp.	41,744	4,765,078
Olympic Steel, Inc.	2,263	53,180
Reliance Steel & Aluminum Co.	8,908	1,445,056
Royal Gold, Inc.	9,102	957,621
Steel Dynamics, Inc.	28,046	1,740,815
SunCoke Energy, Inc.	3,538	23,315
TimkenSteel Corp. (a)	2,459	40,573
United States Steel Corp. (b)	29,323	698,181
Warrior Met Coal, Inc.	5,084	130,710
Worthington Industries, Inc.	5,096	278,547
		30,853,245
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (e)
Apollo Commercial Real Estate Finance, Inc. REIT	16,835	221,549
ARMOUR Residential REIT, Inc. (b)	7,813	76,646
Ellington Financial, Inc. REIT (b)	6,023	102,933
Franklin BSP Realty Trust, Inc.	4,514	67,439
Granite Point Mortgage Trust, Inc. REIT	6,489	75,986
Invesco Mortgage Capital, Inc. REIT (b)	23,130	64,301
KKR Real Estate Finance Trust, Inc. REIT (b)	5,265	109,670
New York Mortgage Trust, Inc. REIT	46,008	171,150
PennyMac Mortgage Investment Trust REIT (b)	14,349	248,668
Ready Capital Corp. REIT	8,565	133,871
Redwood Trust, Inc. REIT	16,026	211,383
Two Harbors Investment Corp. REIT (b)	38,122	219,964
		1,703,560
MULTI-UTILITIES — 0.7%
Ameren Corp.	34,353	3,057,760
Avista Corp.	9,736	413,683
Black Hills Corp.	8,608	607,466
CenterPoint Energy, Inc.	72,275	2,017,195
CMS Energy Corp.	39,596	2,575,720
Consolidated Edison, Inc.	47,806	4,078,808
Dominion Energy, Inc.	109,954	8,637,986
DTE Energy Co.	26,772	3,200,325
MDU Resources Group, Inc.	28,432	876,843
NiSource, Inc.	53,853	1,486,881
NorthWestern Corp. (b)	7,274	415,782
Public Service Enterprise Group, Inc.	70,120	4,679,108

See accompanying notes to financial statements.
44

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Sempra Energy	44,307	$ 5,860,930
Unitil Corp.	2,043	93,958
WEC Energy Group, Inc.	43,603	4,232,543
		42,234,988
MULTILINE RETAIL — 0.5%
Big Lots, Inc. (b)	5,323	239,801
Dollar General Corp.	32,031	7,553,871
Dollar Tree, Inc. (a)	32,480	4,564,089
Kohl's Corp. (b)	22,164	1,094,680
Macy's, Inc.	43,793	1,146,501
Nordstrom, Inc. (a) (b)	15,231	344,525
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	7,444	381,058
Target Corp.	68,506	15,855,029
		31,179,554
OIL, GAS & CONSUMABLE FUELS — 2.5%
Antero Midstream Corp.	40,591	392,921
APA Corp.	53,193	1,430,360
Battalion Oil Corp. (a)	52	510
Callon Petroleum Co. (a) (b)	5,837	275,798
Chevron Corp.	266,501	31,273,892
Civitas Resources, Inc.	2,647	129,624
CNX Resources Corp. (a) (b)	31,523	433,441
ConocoPhillips	187,680	13,546,742
CONSOL Energy, Inc. (a) (b)	4,807	109,167
Coterra Energy, Inc.	116,099	2,205,881
Devon Energy Corp.	84,762	3,733,766
Diamondback Energy, Inc.	24,154	2,605,009
Dorian LPG, Ltd.	4,867	61,762
DTE Midstream LLC (a)	13,297	637,990
EOG Resources, Inc.	80,724	7,170,713
EQT Corp. (a)	40,836	890,633
Equitrans Midstream Corp.	56,203	581,139
Exxon Mobil Corp.	585,259	35,811,998
Green Plains, Inc. (a) (b)	7,073	245,857
Hess Corp.	37,179	2,752,361
HollyFrontier Corp. (b)	21,152	693,363
Kinder Morgan, Inc.	269,546	4,275,000
Laredo Petroleum, Inc. (a) (b)	1,584	95,246
Marathon Oil Corp.	113,060	1,856,445
Marathon Petroleum Corp.	89,778	5,744,894
Matador Resources Co. (b)	15,048	555,572
Murphy Oil Corp. (b)	20,687	540,138
Occidental Petroleum Corp.	116,565	3,379,219
ONEOK, Inc.	59,774	3,512,320
Par Pacific Holdings, Inc. (a) (b)	7,186	118,497
PBF Energy, Inc. Class A (a) (b)	16,490	213,875
PDC Energy, Inc.	13,867	676,432
Phillips 66	60,386	4,375,570
Pioneer Natural Resources Co.	32,746	5,955,843
Range Resources Corp. (a)	37,647	671,246
Ranger Oil Corp. Class A (a)	2,353	63,343
Renewable Energy Group, Inc. (a) (b)	5,158	218,906
Security Description	Shares	Value
REX American Resources Corp. (a) (b)	142	$ 13,632
SM Energy Co.	16,604	489,486
Southwestern Energy Co. (a) (b)	92,055	428,976
Talos Energy, Inc. (a) (b)	2,940	28,812
Targa Resources Corp.	31,495	1,645,299
Valero Energy Corp.	56,436	4,238,908
Williams Cos., Inc.	167,950	4,373,418
World Fuel Services Corp.	8,816	233,360
		148,687,364
PAPER & FOREST PRODUCTS — 0.0% (e)
Clearwater Paper Corp. (a) (b)	2,345	85,991
Glatfelter Corp.	7,156	123,083
Louisiana-Pacific Corp. (b)	15,252	1,194,994
Mercer International, Inc.	5,064	60,718
Neenah, Inc.	2,434	112,646
Schweitzer-Mauduit International, Inc.	4,602	137,600
Sylvamo Corp. (a)	4,915	137,079
		1,852,111
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A (a) (b)	39,452	414,246
Edgewell Personal Care Co.	7,790	356,081
elf Beauty, Inc. (a)	5,360	178,006
Estee Lauder Cos., Inc. Class A	31,408	11,627,241
Inter Parfums, Inc.	2,414	258,056
Medifast, Inc.	1,651	345,769
Nu Skin Enterprises, Inc. Class A	7,181	364,436
USANA Health Sciences, Inc. (a)	1,730	175,076
		13,718,911
PHARMACEUTICALS — 3.5%
Amphastar Pharmaceuticals, Inc. (a)	4,856	113,096
ANI Pharmaceuticals, Inc. (a) (b)	378	17,418
Bristol-Myers Squibb Co.	307,486	19,171,752
Cara Therapeutics, Inc. (a) (b)	5,859	71,363
Catalent, Inc. (a)	23,178	2,967,479
Collegium Pharmaceutical, Inc. (a)	434	8,107
Corcept Therapeutics, Inc. (a) (b)	14,720	291,456
Elanco Animal Health, Inc. (a) (f)	6,058	—
Eli Lilly & Co.	109,898	30,356,026
Endo International PLC (a) (b)	29,502	110,927
Harmony Biosciences Holdings, Inc. (a) (b)	3,059	130,436
Innoviva, Inc. (a) (b)	8,613	148,574
Jazz Pharmaceuticals PLC (a)	7,876	1,003,402
Johnson & Johnson	364,495	62,354,160
Merck & Co., Inc.	350,115	26,832,814

See accompanying notes to financial statements.
45

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Nektar Therapeutics (a) (b)	26,605	$ 359,434
Organon & Co.	35,031	1,066,694
Pacira BioSciences, Inc. (a) (b)	6,195	372,753
Perrigo Co. PLC	19,448	756,527
Pfizer, Inc.	769,637	45,447,065
Phibro Animal Health Corp. Class A	2,504	51,132
Prestige Consumer Healthcare, Inc. (a)	7,379	447,536
Supernus Pharmaceuticals, Inc. (a) (b)	7,238	211,060
Viatris, Inc.	167,015	2,259,713
Zoetis, Inc.	65,935	16,090,118
		210,639,042
PROFESSIONAL SERVICES — 0.5%
ASGN, Inc. (a)	7,157	883,174
CACI International, Inc. Class A (a)	3,625	975,886
Equifax, Inc.	16,798	4,918,286
Exponent, Inc.	7,205	841,040
Forrester Research, Inc. (a)	2,195	128,912
FTI Consulting, Inc. (a) (b)	4,576	702,050
Heidrick & Struggles International, Inc.	2,648	115,797
IHS Markit, Ltd.	55,779	7,414,145
Insperity, Inc.	4,918	580,865
Jacobs Engineering Group, Inc.	18,314	2,549,858
KBR, Inc. (b)	19,992	952,019
Kelly Services, Inc. Class A	4,744	79,557
Korn Ferry	7,494	567,521
Leidos Holdings, Inc.	18,835	1,674,431
ManpowerGroup, Inc.	8,200	798,106
ManTech International Corp. Class A	2,886	210,476
Nielsen Holdings PLC	50,333	1,032,330
Resources Connection, Inc.	4,676	83,420
Robert Half International, Inc.	16,116	1,797,256
Science Applications International Corp.	7,806	652,504
TrueBlue, Inc. (a)	6,668	184,504
Verisk Analytics, Inc.	22,555	5,159,005
		32,301,142
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	46,347	5,029,113
Douglas Elliman, Inc.	8,379	96,359
Jones Lang LaSalle, Inc. (a)	7,198	1,938,709
Marcus & Millichap, Inc. (a)	3,327	171,207
RE/MAX Holdings, Inc. Class A	2,686	81,896
Realogy Holdings Corp. (a) (b)	17,805	299,302
St. Joe Co.	4,377	227,823
		7,844,409
ROAD & RAIL — 1.0%
ArcBest Corp.	3,928	470,771
Avis Budget Group, Inc. (a)	7,282	1,510,068
Canadian Pacific Railway, Ltd.	86	6,187
Security Description	Shares	Value
CSX Corp.	318,118	$ 11,961,237
Heartland Express, Inc.	7,270	122,281
JB Hunt Transport Services, Inc.	11,845	2,421,118
Knight-Swift Transportation Holdings, Inc.	24,432	1,488,886
Landstar System, Inc.	5,501	984,789
Marten Transport, Ltd.	7,618	130,725
Norfolk Southern Corp.	35,138	10,460,934
Old Dominion Freight Line, Inc.	13,225	4,739,576
Ryder System, Inc.	7,584	625,149
Saia, Inc. (a)	3,686	1,242,293
Union Pacific Corp.	88,479	22,290,514
Werner Enterprises, Inc.	7,528	358,785
XPO Logistics, Inc. (a)	13,017	1,007,906
		59,821,219
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.2%
Advanced Micro Devices, Inc. (a)	166,555	23,967,264
Amkor Technology, Inc.	14,712	364,710
Analog Devices, Inc.	74,716	13,132,831
Applied Materials, Inc.	126,760	19,946,954
Axcelis Technologies, Inc. (a)	2,774	206,829
Azenta, Inc.	10,455	1,078,015
Broadcom, Inc.	56,907	37,866,487
CEVA, Inc. (a)	2,809	121,461
Cirrus Logic, Inc. (a)	8,157	750,607
CMC Materials, Inc.	4,100	785,929
Cohu, Inc. (a)	5,563	211,895
Diodes, Inc. (a)	4,970	545,756
Enphase Energy, Inc. (a)	17,605	3,220,659
First Solar, Inc. (a)	12,087	1,053,503
FormFactor, Inc. (a)	10,819	494,645
Ichor Holdings, Ltd. (a)	2,385	109,782
Intel Corp.	558,987	28,787,830
KLA Corp.	21,380	9,195,752
Kulicke & Soffa Industries, Inc. (b)	8,806	533,115
Lam Research Corp.	19,557	14,064,417
Lattice Semiconductor Corp. (a)	18,868	1,453,968
MaxLinear, Inc. (a)	9,724	733,092
Microchip Technology, Inc.	73,413	6,391,336
Micron Technology, Inc.	154,621	14,402,946
MKS Instruments, Inc.	7,334	1,277,363
Monolithic Power Systems, Inc.	5,750	2,836,647
NVIDIA Corp.	344,910	101,441,480
NXP Semiconductors NV	38,151	8,690,035
Onto Innovation, Inc. (a)	6,371	644,936
PDF Solutions, Inc. (a)	4,397	139,781
Photronics, Inc. (a)	9,303	175,362
Power Integrations, Inc.	6,908	641,684
Qorvo, Inc. (a)	15,788	2,469,085
QUALCOMM, Inc.	156,536	28,625,738
Rambus, Inc. (a) (b)	16,852	495,280
Semtech Corp. (a)	9,108	809,974
Silicon Laboratories, Inc. (a)	6,231	1,286,203

See accompanying notes to financial statements.
46

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
SiTime Corp. (a)	2,046	$ 598,537
Skyworks Solutions, Inc.	22,985	3,565,893
SMART Global Holdings, Inc. (a) (b)	1,971	139,921
SolarEdge Technologies, Inc. (a)	6,998	1,963,429
SunPower Corp. (a) (b)	11,466	239,295
Synaptics, Inc. (a) (b)	4,808	1,391,964
Teradyne, Inc.	23,009	3,762,662
Texas Instruments, Inc.	127,029	23,941,156
Ultra Clean Holdings, Inc. (a)	5,104	292,765
Universal Display Corp.	6,061	1,000,247
Veeco Instruments, Inc. (a) (b)	6,916	196,899
Wolfspeed, Inc. (a)	14,854	1,660,232
Xilinx, Inc.	33,956	7,199,691
		374,906,042
SOFTWARE — 9.0%
8x8, Inc. (a) (b)	14,671	245,886
ACI Worldwide, Inc. (a)	16,506	572,758
Adobe, Inc. (a)	65,950	37,397,607
Agilysys, Inc. (a)	2,543	113,062
Alarm.com Holdings, Inc. (a)	5,807	492,492
ANSYS, Inc. (a)	11,929	4,784,960
Aspen Technology, Inc. (a)	9,365	1,425,353
Autodesk, Inc. (a)	30,582	8,599,353
Blackbaud, Inc. (a)	7,110	561,548
Bottomline Technologies DE, Inc. (a)	5,166	291,724
Cadence Design Systems, Inc. (a)	38,577	7,188,824
CDK Global, Inc.	17,226	719,013
Cerence, Inc. (a) (b)	5,239	401,517
Ceridian HCM Holding, Inc. (a)	18,433	1,925,511
Citrix Systems, Inc.	16,034	1,516,656
CommVault Systems, Inc. (a)	6,943	478,512
Consensus Cloud Solutions, Inc. (a) (b)	1,873	108,391
Digital Turbine, Inc. (a) (b)	10,823	660,095
Ebix, Inc. (b)	4,008	121,843
Envestnet, Inc. (a)	7,532	597,589
Fair Isaac Corp. (a)	4,052	1,757,231
Fortinet, Inc. (a)	18,678	6,712,873
InterDigital, Inc. (b)	4,248	304,284
Intuit, Inc.	39,295	25,275,330
LivePerson, Inc. (a) (b)	8,734	311,978
Manhattan Associates, Inc. (a)	8,835	1,373,754
Microsoft Corp.	1,039,478	349,597,241
Mimecast, Ltd. (a)	8,184	651,201
NCR Corp. (a)	18,333	736,987
NortonLifeLock, Inc.	82,281	2,137,660
OneSpan, Inc. (a) (b)	4,775	80,841
Oracle Corp.	227,113	19,806,525
Paycom Software, Inc. (a)	6,716	2,788,416
Paylocity Holding Corp. (a)	5,189	1,225,434
Progress Software Corp.	6,622	319,644
PTC, Inc. (a)	14,810	1,794,231
Security Description	Shares	Value
Qualys, Inc. (a)	4,689	$ 643,425
SailPoint Technologies Holding, Inc. (a)	12,750	616,335
salesforce.com, Inc. (a)	133,419	33,905,770
ServiceNow, Inc. (a)	27,164	17,632,424
SPS Commerce, Inc. (a)	4,844	689,543
Synopsys, Inc. (a)	21,110	7,779,035
Teradata Corp. (a)	15,079	640,405
Tyler Technologies, Inc. (a)	5,524	2,971,636
Vonage Holdings Corp. (a)	32,905	684,095
Xperi Holding Corp.	13,231	250,198
		548,889,190
SPECIALTY RETAIL — 2.5%
Aaron's Co., Inc.	5,508	135,772
Abercrombie & Fitch Co. Class A (a) (b)	7,246	252,378
Advance Auto Parts, Inc.	9,475	2,272,863
American Eagle Outfitters, Inc. (b)	21,882	554,052
America's Car-Mart, Inc. (a) (b)	900	92,160
Asbury Automotive Group, Inc. (a) (b)	2,710	468,098
AutoNation, Inc. (a)	8,230	961,676
AutoZone, Inc. (a)	2,908	6,096,302
Barnes & Noble Education, Inc. (a)	4,145	28,227
Bath & Body Works, Inc.	33,206	2,317,447
Bed Bath & Beyond, Inc. (a) (b)	17,726	258,445
Best Buy Co., Inc.	31,852	3,236,163
Boot Barn Holdings, Inc. (a)	2,541	312,670
Buckle, Inc.	4,039	170,890
Caleres, Inc.	7,096	160,937
CarMax, Inc. (a)	23,097	3,007,922
Cato Corp. Class A	5,085	87,259
Chico's FAS, Inc. (a) (b)	33,247	178,869
Children's Place, Inc. (a) (b)	2,523	200,049
Conn's, Inc. (a) (b)	2,682	63,081
Designer Brands, Inc. Class A (a) (b)	11,751	166,982
Dick's Sporting Goods, Inc. (b)	9,108	1,047,329
Five Below, Inc. (a)	7,561	1,564,295
Foot Locker, Inc.	14,401	628,316
GameStop Corp. Class A (a) (b)	7,975	1,183,410
Gap, Inc.	29,199	515,362
Genesco, Inc. (a) (b)	2,019	129,559
Group 1 Automotive, Inc. (b)	2,434	475,165
Guess?, Inc. (b)	5,248	124,273
Haverty Furniture Cos., Inc. (b)	2,441	74,621
Hibbett, Inc. (b)	2,340	168,316
Home Depot, Inc.	146,383	60,750,409
Lithia Motors, Inc.	3,949	1,172,656
Lowe's Cos., Inc.	97,624	25,233,852
Lumber Liquidators Holdings, Inc. (a)	4,095	69,902
MarineMax, Inc. (a)	2,574	151,969
Monro, Inc. (b)	4,950	288,437

See accompanying notes to financial statements.
47

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Murphy USA, Inc.	3,461	$ 689,570
ODP Corp. (a) (b)	6,276	246,521
O'Reilly Automotive, Inc. (a)	9,556	6,748,734
Rent-A-Center, Inc. (b)	5,286	253,939
RH (a) (b)	2,207	1,182,820
Ross Stores, Inc.	49,461	5,652,403
Sally Beauty Holdings, Inc. (a) (b)	18,877	348,469
Shoe Carnival, Inc. (b)	3,740	146,159
Signet Jewelers, Ltd.	7,319	636,973
Sleep Number Corp. (a) (b)	3,976	304,562
Sonic Automotive, Inc. Class A (b)	3,447	170,454
TJX Cos., Inc.	166,589	12,647,437
Tractor Supply Co.	16,442	3,923,061
Ulta Beauty, Inc. (a)	7,821	3,224,911
Urban Outfitters, Inc. (a) (b)	9,447	277,364
Victoria's Secret & Co. (a) (b)	10,995	610,662
Williams-Sonoma, Inc. (b)	10,715	1,812,228
Zumiez, Inc. (a) (b)	2,830	135,812
		153,612,192
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.6%
3D Systems Corp. (a) (b)	19,034	409,992
Apple, Inc.	2,156,806	382,984,042
Diebold Nixdorf, Inc. (a) (b)	11,639	105,333
Hewlett Packard Enterprise Co.	178,347	2,812,532
HP, Inc.	169,309	6,377,870
NetApp, Inc.	31,472	2,895,109
Seagate Technology Holdings PLC	27,808	3,141,748
Western Digital Corp. (a)	42,788	2,790,206
Xerox Holdings Corp.	22,899	518,433
		402,035,265
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Capri Holdings, Ltd. (a)	21,290	1,381,934
Carter's, Inc.	6,312	638,901
Columbia Sportswear Co.	4,466	435,167
Crocs, Inc. (a)	9,477	1,215,141
Deckers Outdoor Corp. (a) (b)	3,962	1,451,320
Fossil Group, Inc. (a) (b)	9,240	95,079
G-III Apparel Group, Ltd. (a)	7,115	196,658
Hanesbrands, Inc. (b)	48,144	804,968
Kontoor Brands, Inc. (b)	6,608	338,660
Movado Group, Inc. (b)	2,414	100,978
NIKE, Inc. Class B	176,857	29,476,756
Oxford Industries, Inc.	2,414	245,069
PVH Corp.	10,074	1,074,392
Ralph Lauren Corp.	6,980	829,643
Skechers U.S.A., Inc. Class A (a)	17,715	768,831
Steven Madden, Ltd.	10,935	508,149
Tapestry, Inc.	39,123	1,588,394
Under Armour, Inc. Class A (a)	27,909	591,392
Under Armour, Inc. Class C (a)	27,545	496,912
Security Description	Shares	Value
Unifi, Inc. (a)	2,411	$ 55,815
Vera Bradley, Inc. (a)	2,989	25,436
VF Corp.	44,261	3,240,790
Wolverine World Wide, Inc.	11,407	328,636
		45,889,021
THRIFTS & MORTGAGE FINANCE — 0.1%
Axos Financial, Inc. (a)	7,572	423,350
Capitol Federal Financial, Inc.	18,272	207,022
Essent Group, Ltd.	14,396	655,450
Flagstar Bancorp, Inc.	7,001	335,628
MGIC Investment Corp.	47,729	688,252
Mr Cooper Group, Inc. (a)	10,178	423,507
New York Community Bancorp, Inc. (b)	66,343	810,048
NMI Holdings, Inc. Class A (a)	7,747	169,272
Northfield Bancorp, Inc.	7,374	119,164
Northwest Bancshares, Inc.	15,286	216,450
Provident Financial Services, Inc.	9,865	238,930
TrustCo Bank Corp.	2,798	93,201
Walker & Dunlop, Inc.	4,102	618,910
Washington Federal, Inc.	11,216	374,390
WSFS Financial Corp. (b)	6,906	346,129
		5,719,703
TOBACCO — 0.6%
Altria Group, Inc.	257,723	12,213,493
Philip Morris International, Inc.	215,568	20,478,960
Universal Corp. (b)	2,086	114,563
Vector Group, Ltd.	16,776	192,589
		32,999,605
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	5,526	567,520
Boise Cascade Co.	5,153	366,894
DXP Enterprises, Inc. (a)	2,227	57,167
Fastenal Co.	79,412	5,087,133
GATX Corp. (b)	4,826	502,821
GMS, Inc. (a)	4,934	296,583
MSC Industrial Direct Co., Inc. Class A	6,497	546,138
NOW, Inc. (a)	8,852	75,596
United Rentals, Inc. (a)	10,159	3,375,734
Univar Solutions, Inc. (a)	24,685	699,820
Veritiv Corp. (a)	2,289	280,563
W.W. Grainger, Inc.	6,219	3,222,934
Watsco, Inc.	4,596	1,437,996
WESCO International, Inc. (a)	2	263
		16,517,162
WATER UTILITIES — 0.1%
American States Water Co.	5,061	523,510
American Water Works Co., Inc.	25,083	4,737,176
California Water Service Group	7,028	505,032
Essential Utilities, Inc.	30,893	1,658,645

See accompanying notes to financial statements.
48

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Middlesex Water Co. (b)	2,404	$ 289,201
		7,713,564
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
ESC NII Holdings, Inc. (b)	11,225	1,459
Shenandoah Telecommunications Co.	7,027	179,189
Telephone & Data Systems, Inc.	14,806	298,341
T-Mobile US, Inc. (a)	80,928	9,386,029
		9,865,018
TOTAL COMMON STOCKS (Cost $4,180,320,292)		6,076,255,985
PREFERRED STOCKS — 0.0% (e)
MEDIA — 0.0% (e)
Liberty Broadband Corp. 7.00% (Cost $14)	1	29
TRADING COMPANIES & DISTRIBUTORS — 0.0% (e)
WESCO International, Inc. 10.63% (Cost $150)	7	215
TOTAL PREFERRED STOCKS (Cost $164)		244
RIGHTS — 0.0% (e)
BIOTECHNOLOGY — 0.0% (e)
Alder Biopharmaceuticals, Inc. (CVR) (a)	2,364	2,080
Progenic Pharmaceuticals, Inc. (CVR)	11,119	475
		2,555
MEDIA — 0.0% (e)
Media General, Inc. (CVR) (a)	1,318	132
TOTAL RIGHTS (Cost $2,080)		2,687
WARRANTS — 0.0% (e)
ENERGY EQUIPMENT & SERVICES — 0.0% (e)
Nabors Industries, Ltd. (expiring 06/11/26) (a) (b)	318	1,186
Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Battalion Oil Corp. (expiring 10/08/22) (a)	956	$ —
TOTAL WARRANTS (Cost $0)		1,186
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (g) (h)	4,104,218	4,104,628
State Street Navigator Securities Lending Portfolio II (d) (i)	39,433,874	39,433,874
TOTAL SHORT-TERM INVESTMENTS (Cost $43,538,258)		43,538,502
TOTAL INVESTMENTS — 100.6% (Cost $4,223,860,794)		6,119,798,604
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(34,583,778)
NET ASSETS — 100.0%		$ 6,085,214,826
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2021, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2021.
(i)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At December 31, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	27	03/18/2022	$6,348,973	$6,423,975	$75,002
See accompanying notes to financial statements.
49

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

During the period ended December 31, 2021, average notional value related to futures contracts was $8,615,057.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,076,254,462	$1,523	$ 0(a)	$6,076,255,985
Preferred Stocks	244	—	—	244
Rights	—	2,687	—	2,687
Warrants	1,186	0(b)	—	1,186
Short-Term Investments	43,538,502	—	—	43,538,502
TOTAL INVESTMENTS	$ 6,119,794,394	$4,210	$ 0	$ 6,119,798,604
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(c)	75,002	—	—	75,002
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 75,002	$ —	$—	$ 75,002
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$ 6,119,869,396	$4,210	$—	$ 6,119,873,606
(a)	The Portfolio held a Level 3 security that was valued at $0 at December 31, 2021.
(b)	Fund held a Level 2 security that was valued at $0 at December 31, 2021.
(c)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Corp.	46,054	$ 3,789,323	$ 325,916	$ 77,404	$16,464	$488,100	48,843	$ 4,542,399	$23,948
State Street Institutional Liquid Reserves Fund, Premier Class	4,034,075	4,035,285	68,989,020	68,917,953	(1,683)	(41)	4,104,218	4,104,628	1,445
State Street Navigator Securities Lending Portfolio II	13,049,882	13,049,882	145,262,658	118,878,666	—	—	39,433,874	39,433,874	15,287
Total		$20,874,490	$214,577,594	$187,874,023	$14,781	$488,059		$48,080,901	$40,680
See accompanying notes to financial statements.
50

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.2%
L3Harris Technologies, Inc.	63,153	$ 13,466,746
TransDigm Group, Inc. (a)	17,630	11,217,616
		24,684,362
AIR FREIGHT & LOGISTICS — 0.4%
Expeditors International of Washington, Inc.	129,727	17,421,039
United Parcel Service, Inc. Class B	241,124	51,682,518
		69,103,557
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	84,969	14,015,636
AUTOMOBILES — 4.0%
Tesla, Inc. (a)	625,213	660,712,594
BANKS — 2.2%
Bank of America Corp.	2,436,040	108,379,420
Comerica, Inc.	45,210	3,933,270
First Republic Bank	137,938	28,485,576
JPMorgan Chase & Co.	1,044,992	165,474,483
Regions Financial Corp.	328,513	7,161,583
Signature Bank	46,410	15,012,243
SVB Financial Group (a)	45,175	30,639,492
Zions Bancorp NA	57,553	3,635,048
		362,721,115
BEVERAGES — 0.6%
Monster Beverage Corp. (a)	149,622	14,369,697
PepsiCo, Inc.	446,503	77,562,036
		91,931,733
BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	733,963	99,378,590
Amgen, Inc.	177,661	39,968,395
Incyte Corp. (a)	61,800	4,536,120
Moderna, Inc. (a)	271,168	68,871,249
Regeneron Pharmaceuticals, Inc. (a)	81,280	51,329,946
Vertex Pharmaceuticals, Inc. (a)	117,345	25,768,962
		289,853,262
BUILDING PRODUCTS — 0.3%
A.O. Smith Corp.	50,991	4,377,577
Fortune Brands Home & Security, Inc.	46,771	4,999,820
Johnson Controls International PLC	332,694	27,051,349
Masco Corp.	89,677	6,297,119
		42,725,865
CAPITAL MARKETS — 3.2%
Ameriprise Financial, Inc.	52,272	15,768,371
BlackRock, Inc.	57,087	52,266,574
Cboe Global Markets, Inc.	47,320	6,170,528
Charles Schwab Corp.	786,094	66,110,505
FactSet Research Systems, Inc.	16,724	8,128,031
Security Description	Shares	Value
Franklin Resources, Inc.	96,782	$ 3,241,229
Goldman Sachs Group, Inc.	260,998	99,844,785
Intercontinental Exchange, Inc.	247,002	33,782,464
MarketAxess Holdings, Inc.	13,969	5,745,031
Moody's Corp.	82,076	32,057,244
Morgan Stanley	540,920	53,096,707
MSCI, Inc.	63,391	38,839,032
Nasdaq, Inc.	69,948	14,689,779
Raymond James Financial, Inc.	83,639	8,397,356
S&P Global, Inc.	113,059	53,355,934
T Rowe Price Group, Inc.	121,060	23,805,238
		515,298,808
CHEMICALS — 0.8%
Albemarle Corp.	60,952	14,248,749
Celanese Corp.	35,848	6,024,615
CF Industries Holdings, Inc.	98,582	6,977,634
Linde PLC	200,973	69,623,076
Sherwin-Williams Co.	98,313	34,621,906
		131,495,980
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	31,124	13,793,223
Copart, Inc. (a)	111,125	16,848,773
Republic Services, Inc.	70,496	9,830,667
Rollins, Inc.	76,235	2,607,999
Waste Management, Inc.	151,066	25,212,915
		68,293,577
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	172,599	24,811,106
Cisco Systems, Inc.	1,459,144	92,465,955
F5, Inc. (a)	24,469	5,987,809
Motorola Solutions, Inc.	76,351	20,744,567
		144,009,437
CONSTRUCTION & ENGINEERING — 0.0% (b)
Quanta Services, Inc.	58,948	6,758,978
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	27,686	12,196,237
Vulcan Materials Co.	48,767	10,123,054
		22,319,291
CONSUMER FINANCE — 0.6%
American Express Co.	212,307	34,733,425
Capital One Financial Corp.	157,235	22,813,226
Discover Financial Services	225,550	26,064,558
Synchrony Financial	238,893	11,082,247
		94,693,456
CONTAINERS & PACKAGING — 0.1%
Avery Dennison Corp.	32,361	7,008,422
Sealed Air Corp.	62,450	4,213,501
		11,221,923
DISTRIBUTORS — 0.1%
LKQ Corp.	88,320	5,301,850

See accompanying notes to financial statements.
51

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Pool Corp.	30,852	$ 17,462,232
		22,764,082
ELECTRIC UTILITIES — 0.0% (b)
NRG Energy, Inc.	187,534	8,078,965
ELECTRICAL EQUIPMENT — 0.2%
Generac Holdings, Inc. (a)	48,321	17,005,126
Rockwell Automation, Inc.	46,188	16,112,684
		33,117,810
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. Class A	243,993	21,339,628
CDW Corp.	61,337	12,560,591
Keysight Technologies, Inc. (a)	106,307	21,953,459
Trimble, Inc. (a)	107,624	9,383,736
Zebra Technologies Corp. Class A (a)	30,021	17,868,499
		83,105,913
ENTERTAINMENT — 1.3%
Live Nation Entertainment, Inc. (a)	44,510	5,327,402
Netflix, Inc. (a)	340,461	205,107,325
Take-Two Interactive Software, Inc. (a)	54,729	9,726,438
		220,161,165
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.0%
American Tower Corp. REIT	178,583	52,235,527
AvalonBay Communities, Inc. REIT	44,910	11,343,817
Crown Castle International Corp. REIT	149,632	31,234,184
Duke Realty Corp. REIT	189,539	12,441,340
Equinix, Inc. REIT	31,914	26,994,138
Essex Property Trust, Inc. REIT	21,905	7,715,598
Extra Space Storage, Inc. REIT	103,014	23,356,364
Federal Realty Investment Trust REIT	22,505	3,067,882
Iron Mountain, Inc. REIT	135,230	7,076,586
Mid-America Apartment Communities, Inc. REIT	54,672	12,543,944
Prologis, Inc. REIT	346,837	58,393,477
Public Storage REIT	69,305	25,958,881
SBA Communications Corp. REIT	46,682	18,160,232
Simon Property Group, Inc. REIT	151,754	24,245,736
UDR, Inc. REIT	122,387	7,341,996
Weyerhaeuser Co. REIT	240,874	9,919,191
		332,028,893
FOOD & STAPLES RETAILING — 0.6%
Costco Wholesale Corp.	173,256	98,357,431
FOOD PRODUCTS — 0.1%
Hershey Co.	50,096	9,692,073
Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Abbott Laboratories	720,475	$ 101,399,652
ABIOMED, Inc. (a)	19,165	6,883,493
Align Technology, Inc. (a)	56,443	37,093,211
DexCom, Inc. (a)	74,518	40,012,440
Edwards Lifesciences Corp. (a)	302,529	39,192,632
Hologic, Inc. (a)	143,643	10,997,308
IDEXX Laboratories, Inc. (a)	44,997	29,628,725
Intuitive Surgical, Inc. (a)	189,344	68,031,299
ResMed, Inc.	64,746	16,865,038
STERIS PLC	32,166	7,829,526
Stryker Corp.	105,920	28,325,126
		386,258,450
HEALTH CARE PROVIDERS & SERVICES — 1.2%
HCA Healthcare, Inc.	106,844	27,450,361
Laboratory Corp. of America Holdings (a)	38,829	12,200,460
Quest Diagnostics, Inc.	43,210	7,475,762
UnitedHealth Group, Inc.	304,035	152,668,135
		199,794,718
HOTELS, RESTAURANTS & LEISURE — 1.2%
Caesars Entertainment, Inc. (a)	104,823	9,804,095
Chipotle Mexican Grill, Inc. (a)	14,514	25,374,100
Domino's Pizza, Inc.	18,623	10,509,518
Hilton Worldwide Holdings, Inc. (a)	87,506	13,650,061
McDonald's Corp.	258,595	69,321,562
Starbucks Corp.	462,750	54,127,867
Yum! Brands, Inc.	105,492	14,648,619
		197,435,822
HOUSEHOLD DURABLES — 0.2%
D.R. Horton, Inc.	132,346	14,352,924
Garmin, Ltd.	59,334	8,079,511
Newell Brands, Inc.	153,654	3,355,803
NVR, Inc. (a)	1,180	6,972,466
		32,760,704
INSURANCE — 0.6%
Aon PLC Class A	101,711	30,570,258
Arthur J Gallagher & Co.	69,856	11,852,468
Brown & Brown, Inc.	123,886	8,706,708
Cincinnati Financial Corp.	53,972	6,149,030
Marsh & McLennan Cos., Inc.	236,922	41,181,782
		98,460,246
INTERACTIVE MEDIA & SERVICES — 11.7%
Alphabet, Inc. Class A (a)	231,203	669,804,339
Alphabet, Inc. Class C (a)	214,853	621,696,492
Meta Platforms, Inc. Class A (a)	1,818,608	611,688,801
Twitter, Inc. (a)	293,958	12,704,865
		1,915,894,497
INTERNET & DIRECT MARKETING RETAIL — 7.1%
Amazon.com, Inc. (a)	335,248	1,117,830,816
eBay, Inc.	370,912	24,665,648

See accompanying notes to financial statements.
52

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Etsy, Inc. (a)	97,525	$ 21,352,124
		1,163,848,588
IT SERVICES — 3.5%
Accenture PLC Class A	281,615	116,743,498
Akamai Technologies, Inc. (a)	52,234	6,113,467
Automatic Data Processing, Inc.	171,801	42,362,691
Broadridge Financial Solutions, Inc.	39,250	7,175,685
EPAM Systems, Inc. (a)	43,585	29,134,393
Gartner, Inc. (a)	63,284	21,157,107
Mastercard, Inc. Class A	313,378	112,602,983
Paychex, Inc.	130,252	17,779,398
PayPal Holdings, Inc. (a)	487,772	91,984,044
VeriSign, Inc. (a)	34,791	8,830,652
Visa, Inc. Class A (c)	554,300	120,122,353
		574,006,271
LIFE SCIENCES TOOLS & SERVICES — 3.1%
Agilent Technologies, Inc.	139,811	22,320,826
Bio-Rad Laboratories, Inc. Class A (a)	9,146	6,910,443
Bio-Techne Corp.	30,077	15,560,035
Charles River Laboratories International, Inc. (a)	38,677	14,572,720
Danaher Corp.	332,459	109,382,336
Illumina, Inc. (a)	58,924	22,417,047
IQVIA Holdings, Inc. (a)	107,323	30,280,111
Mettler-Toledo International, Inc. (a)	11,119	18,871,278
PerkinElmer, Inc.	96,675	19,437,476
Thermo Fisher Scientific, Inc.	302,918	202,119,006
Waters Corp. (a)	34,567	12,879,664
West Pharmaceutical Services, Inc.	56,987	26,727,473
		501,478,415
MACHINERY — 0.6%
Deere & Co.	99,882	34,248,539
Dover Corp.	50,691	9,205,485
IDEX Corp.	23,891	5,645,921
Illinois Tool Works, Inc.	90,175	22,255,190
Otis Worldwide Corp.	130,070	11,325,195
Pentair PLC	73,496	5,367,413
Xylem, Inc.	56,624	6,790,350
		94,838,093
METALS & MINING — 0.2%
Freeport-McMoRan, Inc.	497,397	20,756,377
Nucor Corp.	118,206	13,493,215
		34,249,592
MULTILINE RETAIL — 0.3%
Target Corp.	206,404	47,770,142
OIL, GAS & CONSUMABLE FUELS — 0.6%
APA Corp.	153,054	4,115,622
Devon Energy Corp.	484,667	21,349,581
Diamondback Energy, Inc.	130,449	14,068,925
Security Description	Shares	Value
EOG Resources, Inc.	206,126	$ 18,310,173
Hess Corp.	149,927	11,099,096
Occidental Petroleum Corp.	278,622	8,077,252
ONEOK, Inc.	146,873	8,630,257
Pioneer Natural Resources Co.	97,382	17,711,838
		103,362,744
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	105,175	38,935,785
PHARMACEUTICALS — 2.3%
Catalent, Inc. (a)	78,694	10,075,193
Eli Lilly & Co.	610,359	168,593,363
Pfizer, Inc.	2,329,877	137,579,237
Zoetis, Inc.	240,154	58,604,780
		374,852,573
PROFESSIONAL SERVICES — 0.5%
Equifax, Inc.	93,917	27,497,958
IHS Markit, Ltd.	147,343	19,584,832
Jacobs Engineering Group, Inc.	43,943	6,118,184
Robert Half International, Inc.	57,953	6,462,919
Verisk Analytics, Inc.	62,895	14,385,973
		74,049,866
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	128,149	13,905,448
ROAD & RAIL — 0.5%
JB Hunt Transport Services, Inc.	37,943	7,755,549
Old Dominion Freight Line, Inc.	71,723	25,704,089
Union Pacific Corp.	202,739	51,076,036
		84,535,674
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.8%
Advanced Micro Devices, Inc. (a)	928,279	133,579,348
Applied Materials, Inc.	694,105	109,224,363
Broadcom, Inc.	180,398	120,038,633
Enphase Energy, Inc. (a)	103,842	18,996,855
KLA Corp.	116,623	50,160,719
Lam Research Corp.	108,260	77,855,179
Microchip Technology, Inc.	205,037	17,850,521
Monolithic Power Systems, Inc.	33,350	16,452,556
NVIDIA Corp.	1,921,468	565,122,953
NXP Semiconductors NV	128,855	29,350,592
Qorvo, Inc. (a)	41,351	6,466,883
QUALCOMM, Inc.	860,883	157,429,674
Skyworks Solutions, Inc.	59,409	9,216,712
SolarEdge Technologies, Inc. (a)	30,167	8,463,955
Teradyne, Inc.	125,451	20,515,002
Texas Instruments, Inc.	347,950	65,578,137
Xilinx, Inc.	141,086	29,914,465
		1,436,216,547
SOFTWARE — 17.1%
Adobe, Inc. (a)	365,727	207,389,153

See accompanying notes to financial statements.
53

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
ANSYS, Inc. (a)	41,692	$ 16,723,495
Autodesk, Inc. (a)	108,294	30,451,190
Cadence Design Systems, Inc. (a)	213,208	39,731,311
Ceridian HCM Holding, Inc. (a)	42,803	4,471,201
Fortinet, Inc. (a)	104,361	37,507,343
Intuit, Inc.	217,681	140,016,773
Microsoft Corp.	5,770,164	1,940,621,556
Oracle Corp.	1,239,849	108,127,231
Paycom Software, Inc. (a)	27,671	11,488,723
PTC, Inc. (a)	40,496	4,906,090
salesforce.com, Inc. (a)	459,113	116,674,387
ServiceNow, Inc. (a)	152,954	99,283,971
Synopsys, Inc. (a)	78,639	28,978,472
Tyler Technologies, Inc. (a)	19,471	10,474,424
		2,796,845,320
SPECIALTY RETAIL — 3.2%
Advance Auto Parts, Inc.	23,205	5,566,415
AutoZone, Inc. (a)	16,100	33,751,879
Bath & Body Works, Inc.	131,631	9,186,528
CarMax, Inc. (a)	65,815	8,571,088
Home Depot, Inc.	616,478	255,844,535
Lowe's Cos., Inc.	532,253	137,576,755
O'Reilly Automotive, Inc. (a)	51,884	36,642,037
Tractor Supply Co.	87,605	20,902,553
Ulta Beauty, Inc. (a)	23,306	9,609,996
		517,651,786
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 13.3%
Apple, Inc.	11,978,444	2,127,012,301
HP, Inc.	441,338	16,625,203
NetApp, Inc.	121,587	11,184,788
Seagate Technology Holdings PLC	114,502	12,936,436
		2,167,758,728
Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
NIKE, Inc. Class B	530,443	$ 88,408,935
Under Armour, Inc. Class A (a)	62,134	1,316,619
Under Armour, Inc. Class C (a)	70,796	1,277,160
		91,002,714
TRADING COMPANIES & DISTRIBUTORS — 0.1%
Fastenal Co.	211,451	13,545,551
United Rentals, Inc. (a)	33,288	11,061,270
		24,606,821
TOTAL COMMON STOCKS (Cost $12,348,838,355)		16,327,665,450
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (d) (e) (Cost $12,294,965)	12,293,736	12,294,965
TOTAL INVESTMENTS — 100.0% (Cost $12,361,133,320)		16,339,960,415
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		2,389,902
NET ASSETS — 100.0%		$16,342,350,317
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at December 31, 2021.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2021.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$16,327,665,450	$—	$—	$16,327,665,450
Short-Term Investment	12,294,965	—	—	12,294,965
TOTAL INVESTMENTS	$16,339,960,415	$—	$—	$16,339,960,415
See accompanying notes to financial statements.
54

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,554,231	$4,555,597	$155,572,722	$147,831,504	$(1,850)	$—	12,293,736	$12,294,965	$1,715
State Street Navigator Securities Lending Portfolio II	—	—	16,516,648	16,516,648	—	—	—	—	239
Total		$4,555,597	$172,089,370	$164,348,152	$(1,850)	$—		$12,294,965	$1,954
See accompanying notes to financial statements.
55

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BANKS — 12.5%
Citizens Financial Group, Inc.	1,476,315	$ 69,755,884
Comerica, Inc.	961,833	83,679,471
Huntington Bancshares, Inc.	4,664,686	71,929,458
KeyCorp.	3,374,956	78,062,732
M&T Bank Corp.	498,435	76,549,648
People's United Financial, Inc.	4,224,383	75,278,505
Regions Financial Corp.	3,375,109	73,577,376
Truist Financial Corp.	1,182,691	69,246,558
US Bancorp	1,155,989	64,931,902
		663,011,534
BIOTECHNOLOGY — 2.7%
AbbVie, Inc.	545,436	73,852,035
Gilead Sciences, Inc.	933,284	67,765,751
		141,617,786
CAPITAL MARKETS — 1.4%
Franklin Resources, Inc.	2,200,162	73,683,425
CHEMICALS — 2.3%
Dow, Inc.	1,071,676	60,785,463
LyondellBasell Industries NV Class A	666,880	61,506,342
		122,291,805
CONTAINERS & PACKAGING — 2.3%
Amcor PLC	5,700,383	68,461,600
International Paper Co.	1,171,525	55,038,244
		123,499,844
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.4%
AT&T, Inc.	2,288,169	56,288,958
Lumen Technologies, Inc. (a)	5,100,087	64,006,092
Verizon Communications, Inc.	1,152,644	59,891,382
		180,186,432
ELECTRIC UTILITIES — 13.0%
American Electric Power Co., Inc.	749,161	66,652,854
Duke Energy Corp.	615,501	64,566,055
Edison International	1,146,441	78,244,598
Entergy Corp.	627,487	70,686,411
Evergy, Inc.	989,697	67,903,111
Exelon Corp.	1,385,719	80,039,130
FirstEnergy Corp.	1,674,364	69,636,799
Pinnacle West Capital Corp.	761,861	53,779,768
PPL Corp.	2,279,297	68,515,668
Southern Co.	1,008,685	69,175,617
		689,200,011
ENERGY EQUIPMENT & SERVICES — 1.5%
Baker Hughes Co.	3,189,658	76,743,171
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 17.1%
AvalonBay Communities, Inc. REIT	283,577	71,628,715
Boston Properties, Inc. REIT	560,576	64,567,144
Security Description	Shares	Value
Equity Residential REIT	759,369	$ 68,722,894
Federal Realty Investment Trust REIT	552,855	75,365,194
Healthpeak Properties, Inc. REIT	1,776,026	64,096,778
Iron Mountain, Inc. REIT (a)	1,484,648	77,691,630
Kimco Realty Corp. REIT	3,097,676	76,357,713
Realty Income Corp. REIT	941,314	67,388,669
Regency Centers Corp. REIT (a)	991,005	74,672,227
Simon Property Group, Inc. REIT	519,232	82,957,697
Ventas, Inc. REIT	1,076,292	55,020,047
Vornado Realty Trust REIT	1,463,203	61,249,678
Welltower, Inc. REIT	733,896	62,946,260
		902,664,646
FOOD & STAPLES RETAILING — 1.4%
Walgreens Boots Alliance, Inc.	1,384,330	72,206,653
FOOD PRODUCTS — 3.7%
General Mills, Inc.	1,082,761	72,956,436
Kellogg Co. (a)	1,013,759	65,306,355
Kraft Heinz Co.	1,642,369	58,961,047
		197,223,838
HEALTH CARE PROVIDERS & SERVICES — 1.1%
Cardinal Health, Inc.	1,088,066	56,024,518
HOUSEHOLD DURABLES — 1.0%
Newell Brands, Inc.	2,356,893	51,474,543
HOUSEHOLD PRODUCTS — 1.3%
Kimberly-Clark Corp.	474,076	67,754,942
INSURANCE — 4.1%
MetLife, Inc.	1,118,629	69,903,126
Principal Financial Group, Inc.	1,036,586	74,976,265
Prudential Financial, Inc.	646,302	69,955,729
		214,835,120
IT SERVICES — 1.2%
International Business Machines Corp.	475,572	63,564,954
MEDIA — 2.5%
Interpublic Group of Cos., Inc.	1,825,275	68,356,549
Omnicom Group, Inc. (a)	890,952	65,280,053
		133,636,602
METALS & MINING — 1.3%
Newmont Corp.	1,071,647	66,463,547
MULTI-UTILITIES — 5.3%
Consolidated Edison, Inc.	869,059	74,148,114
Dominion Energy, Inc.	855,195	67,184,119
NiSource, Inc.	2,557,217	70,604,761
Public Service Enterprise Group, Inc.	1,053,049	70,269,960
		282,206,954

See accompanying notes to financial statements.
56

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 10.6%
Chevron Corp.	652,036	$ 76,516,425
Exxon Mobil Corp.	1,127,455	68,988,972
Kinder Morgan, Inc.	3,708,369	58,814,732
Marathon Petroleum Corp.	1,206,479	77,202,591
ONEOK, Inc.	1,214,503	71,364,196
Phillips 66	892,524	64,672,289
Valero Energy Corp.	1,011,873	76,001,781
Williams Cos., Inc.	2,561,256	66,695,106
		560,256,092
PHARMACEUTICALS — 2.9%
Merck & Co., Inc.	830,734	63,667,454
Pfizer, Inc.	1,546,506	91,321,179
		154,988,633
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
Broadcom, Inc.	133,147	88,597,345
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.0%
Hewlett Packard Enterprise Co.	4,572,053	72,101,276
Seagate Technology Holdings PLC	754,121	85,200,590
		157,301,866
TOBACCO — 2.4%
Altria Group, Inc.	1,354,102	64,170,894
Philip Morris International, Inc.	654,630	62,189,850
		126,360,744
TOTAL COMMON STOCKS (Cost $4,695,065,368)		5,265,795,005
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (b) (c)	5,852,753	$ 5,853,338
State Street Navigator Securities Lending Portfolio II (d) (e)	27,794,259	27,794,259
TOTAL SHORT-TERM INVESTMENTS (Cost $33,647,597)		33,647,597
TOTAL INVESTMENTS — 100.3% (Cost $4,728,712,965)		5,299,442,602
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(17,055,384)
NET ASSETS — 100.0%		$ 5,282,387,218
(a)	All or a portion of the shares of the security are on loan at December 31, 2021.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2021.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,265,795,005	$—	$—	$5,265,795,005
Short-Term Investments	33,647,597	—	—	33,647,597
TOTAL INVESTMENTS	$5,299,442,602	$—	$—	$5,299,442,602

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	9,335,393	$ 9,338,193	$142,768,416	$146,252,880	$(317)	$(74)	5,852,753	$ 5,853,338	$ 953
State Street Navigator Securities Lending Portfolio II	16,855,361	16,855,361	221,610,419	210,671,521	—	—	27,794,259	27,794,259	11,529
Total		$26,193,554	$364,378,835	$356,924,401	$(317)	$(74)		$33,647,597	$12,482
See accompanying notes to financial statements.
57

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.7%
Boeing Co. (a)	373,920	$ 75,277,574
General Dynamics Corp.	156,974	32,724,370
Howmet Aerospace, Inc.	260,380	8,287,895
Huntington Ingalls Industries, Inc.	27,257	5,089,972
L3Harris Technologies, Inc.	77,202	16,462,554
Lockheed Martin Corp.	166,155	59,053,149
Northrop Grumman Corp.	101,012	39,098,715
Raytheon Technologies Corp.	1,013,393	87,212,602
Textron, Inc.	149,264	11,523,181
TransDigm Group, Inc. (a)	19,936	12,684,878
		347,414,890
AIR FREIGHT & LOGISTICS — 0.9%
C.H. Robinson Worldwide, Inc.	88,090	9,481,127
FedEx Corp.	165,391	42,776,728
United Parcel Service, Inc. Class B	281,260	60,285,268
		112,543,123
AIRLINES — 0.4%
Alaska Air Group, Inc. (a)	84,722	4,414,016
American Airlines Group, Inc. (a)	438,398	7,873,628
Delta Air Lines, Inc. (a)	433,374	16,936,256
Southwest Airlines Co. (a)	400,722	17,166,931
United Airlines Holdings, Inc. (a)	219,104	9,592,373
		55,983,204
AUTO COMPONENTS — 0.2%
Aptiv PLC (a)	107,931	17,803,219
BorgWarner, Inc.	162,433	7,320,855
		25,124,074
AUTOMOBILES — 0.9%
Ford Motor Co.	2,657,538	55,197,064
General Motors Co. (a)	983,045	57,635,929
		112,832,993
BANKS — 5.9%
Bank of America Corp.	2,730,456	121,477,987
Citigroup, Inc.	1,343,333	81,123,880
Citizens Financial Group, Inc.	288,466	13,630,018
Comerica, Inc.	48,765	4,242,555
Fifth Third Bancorp	462,960	20,161,908
Huntington Bancshares, Inc.	979,254	15,100,097
JPMorgan Chase & Co.	1,080,440	171,087,674
KeyCorp.	630,382	14,580,736
M&T Bank Corp.	87,193	13,391,101
People's United Financial, Inc.	289,792	5,164,093
PNC Financial Services Group, Inc.	286,202	57,389,225
Regions Financial Corp.	354,861	7,735,970
Truist Financial Corp.	903,658	52,909,176
US Bancorp	913,621	51,318,091
Wells Fargo & Co.	2,699,359	129,515,245
Security Description	Shares	Value
Zions Bancorp NA	55,035	$ 3,476,011
		762,303,767
BEVERAGES — 2.3%
Brown-Forman Corp. Class B	123,769	9,017,809
Coca-Cola Co.	2,631,802	155,828,997
Constellation Brands, Inc. Class A	111,190	27,905,354
Molson Coors Beverage Co. Class B	127,452	5,907,400
Monster Beverage Corp. (a)	122,000	11,716,880
PepsiCo, Inc.	542,964	94,318,277
		304,694,717
BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	550,694	74,563,967
Amgen, Inc.	225,171	50,656,720
Biogen, Inc. (a)	99,508	23,873,959
Gilead Sciences, Inc.	849,190	61,659,686
Incyte Corp. (a)	72,352	5,310,637
Vertex Pharmaceuticals, Inc. (a)	68,910	15,132,636
		231,197,605
BUILDING PRODUCTS — 0.8%
A.O. Smith Corp.	45,161	3,877,072
Allegion PLC	60,674	8,035,664
Carrier Global Corp.	586,687	31,821,903
Fortune Brands Home & Security, Inc.	49,433	5,284,388
Johnson Controls International PLC	187,202	15,221,395
Masco Corp.	85,913	6,032,811
Trane Technologies PLC	160,875	32,501,576
		102,774,809
CAPITAL MARKETS — 2.8%
Ameriprise Financial, Inc.	29,457	8,885,999
Bank of New York Mellon Corp.	514,516	29,883,089
BlackRock, Inc.	46,306	42,395,921
Cboe Global Markets, Inc.	30,324	3,954,250
Charles Schwab Corp.	325,652	27,387,333
CME Group, Inc.	243,481	55,625,669
FactSet Research Systems, Inc.	10,620	5,161,426
Franklin Resources, Inc.	104,668	3,505,331
Intercontinental Exchange, Inc.	163,894	22,415,782
Invesco, Ltd.	231,236	5,323,053
MarketAxess Holdings, Inc.	13,420	5,519,244
Moody's Corp.	37,255	14,551,058
Morgan Stanley	495,799	48,667,630
Nasdaq, Inc.	17,411	3,656,484
Northern Trust Corp.	140,516	16,807,119
Raymond James Financial, Inc.	51,458	5,166,383
S&P Global, Inc.	63,700	30,061,941
State Street Corp. (b)	247,568	23,023,824
T Rowe Price Group, Inc.	45,773	9,000,803
		360,992,339

See accompanying notes to financial statements.
58

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
CHEMICALS — 2.8%
Air Products & Chemicals, Inc.	149,946	$ 45,622,570
Albemarle Corp.	25,340	5,923,732
Celanese Corp.	41,929	7,046,588
CF Industries Holdings, Inc.	58,157	4,116,352
Corteva, Inc.	493,455	23,330,552
Dow, Inc.	500,775	28,403,958
DuPont de Nemours, Inc.	350,701	28,329,627
Eastman Chemical Co.	90,949	10,996,644
Ecolab, Inc.	168,918	39,626,474
FMC Corp.	85,740	9,421,969
International Flavors & Fragrances, Inc.	172,294	25,956,091
Linde PLC	169,914	58,863,307
LyondellBasell Industries NV Class A	177,943	16,411,683
Mosaic Co.	250,725	9,850,985
PPG Industries, Inc.	160,699	27,710,935
Sherwin-Williams Co.	76,920	27,088,147
		368,699,614
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	32,187	14,264,313
Copart, Inc. (a)	46,362	7,029,406
Republic Services, Inc.	79,355	11,066,055
Rollins, Inc.	85,740	2,933,165
Waste Management, Inc.	127,569	21,291,266
		56,584,205
COMMUNICATIONS EQUIPMENT — 1.0%
Cisco Systems, Inc.	1,570,367	99,514,157
F5, Inc. (a)	19,178	4,693,049
Juniper Networks, Inc.	220,061	7,858,378
Motorola Solutions, Inc.	46,749	12,701,703
		124,767,287
CONSTRUCTION & ENGINEERING — 0.0% (c)
Quanta Services, Inc.	44,415	5,092,624
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	17,683	7,789,715
Vulcan Materials Co.	46,591	9,671,360
		17,461,075
CONSUMER FINANCE — 0.5%
American Express Co.	237,714	38,890,011
Capital One Financial Corp.	149,924	21,752,473
Synchrony Financial	159,259	7,388,025
		68,030,509
CONTAINERS & PACKAGING — 0.6%
Amcor PLC	1,038,091	12,467,473
Avery Dennison Corp.	27,585	5,974,083
Ball Corp.	219,188	21,101,229
International Paper Co.	262,003	12,308,901
Packaging Corp. of America	64,404	8,768,605
Sealed Air Corp.	43,162	2,912,140
Security Description	Shares	Value
Westrock Co.	180,812	$ 8,020,820
		71,553,251
DISTRIBUTORS — 0.2%
Genuine Parts Co.	96,335	13,506,167
LKQ Corp.	103,387	6,206,322
		19,712,489
DIVERSIFIED FINANCIAL SERVICES — 2.9%
Berkshire Hathaway, Inc. Class B (a)	1,239,839	370,711,861
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
AT&T, Inc.	4,834,534	118,929,536
Lumen Technologies, Inc.	623,960	7,830,698
Verizon Communications, Inc.	2,802,813	145,634,164
		272,394,398
ELECTRIC UTILITIES — 3.3%
Alliant Energy Corp.	169,634	10,427,402
American Electric Power Co., Inc.	341,062	30,344,286
Duke Energy Corp.	520,862	54,638,424
Edison International	257,122	17,548,576
Entergy Corp.	136,134	15,335,495
Evergy, Inc.	155,288	10,654,310
Eversource Energy	232,716	21,172,502
Exelon Corp.	662,474	38,264,498
FirstEnergy Corp.	368,472	15,324,750
NextEra Energy, Inc.	1,328,477	124,026,613
Pinnacle West Capital Corp.	76,507	5,400,629
PPL Corp.	508,333	15,280,490
Southern Co.	717,617	49,214,174
Xcel Energy, Inc.	364,757	24,694,049
		432,326,198
ELECTRICAL EQUIPMENT — 0.9%
AMETEK, Inc.	156,745	23,047,785
Eaton Corp. PLC	269,765	46,620,787
Emerson Electric Co.	404,662	37,621,426
Rockwell Automation, Inc.	37,687	13,147,110
		120,437,108
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Amphenol Corp. Class A	186,064	16,273,157
CDW Corp.	37,671	7,714,267
Corning, Inc.	520,103	19,363,435
IPG Photonics Corp. (a)	24,178	4,162,001
Keysight Technologies, Inc. (a)	31,161	6,435,058
TE Connectivity, Ltd.	220,877	35,636,295
Teledyne Technologies, Inc. (a)	31,644	13,824,947
Trimble, Inc. (a)	74,820	6,523,556
Zebra Technologies Corp. Class A (a)	9,678	5,760,346
		115,693,062
ENERGY EQUIPMENT & SERVICES — 0.4%
Baker Hughes Co.	591,786	14,238,371

See accompanying notes to financial statements.
59

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Halliburton Co.	606,061	$ 13,860,615
Schlumberger NV	949,562	28,439,382
		56,538,368
ENTERTAINMENT — 2.0%
Activision Blizzard, Inc.	527,199	35,074,549
Electronic Arts, Inc.	191,530	25,262,807
Live Nation Entertainment, Inc. (a) (d)	52,290	6,258,590
Take-Two Interactive Software, Inc. (a)	29,650	5,269,398
Walt Disney Co. (a)	1,230,404	190,577,276
		262,442,620
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.4%
Alexandria Real Estate Equities, Inc. REIT	95,635	21,322,780
American Tower Corp. REIT	151,292	44,252,910
AvalonBay Communities, Inc. REIT	54,870	13,859,613
Boston Properties, Inc. REIT	96,130	11,072,253
Crown Castle International Corp. REIT	160,964	33,599,625
Digital Realty Trust, Inc. REIT	192,213	33,996,713
Duke Realty Corp. REIT	90,178	5,919,284
Equinix, Inc. REIT	33,066	27,968,545
Equity Residential REIT	231,165	20,920,432
Essex Property Trust, Inc. REIT	24,703	8,701,138
Federal Realty Investment Trust REIT	27,581	3,759,842
Healthpeak Properties, Inc. REIT	364,994	13,172,633
Host Hotels & Resorts, Inc. REIT (a)	483,557	8,409,056
Iron Mountain, Inc. REIT (d)	76,527	4,004,658
Kimco Realty Corp. REIT	417,207	10,284,153
Mid-America Apartment Communities, Inc. REIT	29,583	6,787,524
Prologis, Inc. REIT	195,131	32,852,255
Public Storage REIT	42,280	15,836,397
Realty Income Corp. REIT	383,037	27,421,619
Regency Centers Corp. REIT	104,265	7,856,368
SBA Communications Corp. REIT	32,452	12,624,477
Simon Property Group, Inc. REIT	89,092	14,234,229
UDR, Inc. REIT	88,639	5,317,454
Ventas, Inc. REIT	270,159	13,810,528
Vornado Realty Trust REIT	107,802	4,512,592
Welltower, Inc. REIT	294,679	25,274,618
Weyerhaeuser Co. REIT	294,011	12,107,373
		439,879,069
FOOD & STAPLES RETAILING — 2.3%
Costco Wholesale Corp.	146,460	83,145,342
Kroger Co.	458,273	20,741,436
Sysco Corp.	347,108	27,265,334
Walmart, Inc.	962,867	139,317,226
Security Description	Shares	Value
Walgreens Boots Alliance, Inc.	486,395	$ 25,370,363
		295,839,701
FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	378,849	25,606,404
Campbell Soup Co.	137,093	5,958,062
Conagra Brands, Inc.	324,628	11,086,046
General Mills, Inc.	410,281	27,644,734
Hershey Co.	54,040	10,455,119
Hormel Foods Corp.	191,023	9,323,833
J.M. Smucker Co.	73,381	9,966,607
Kellogg Co.	173,255	11,161,087
Kraft Heinz Co.	480,655	17,255,514
Lamb Weston Holdings, Inc.	98,919	6,269,486
McCormick & Co., Inc.	168,962	16,323,419
Mondelez International, Inc. Class A	944,438	62,625,684
Tyson Foods, Inc. Class A	199,706	17,406,375
		231,082,370
GAS UTILITIES — 0.1%
Atmos Energy Corp.	89,559	9,383,096
HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
Abbott Laboratories	562,718	79,196,931
ABIOMED, Inc. (a)	13,920	4,999,646
Baxter International, Inc.	338,932	29,093,923
Becton Dickinson and Co.	194,295	48,861,307
Boston Scientific Corp. (a)	964,869	40,987,635
Cooper Cos., Inc.	33,505	14,036,585
DENTSPLY SIRONA, Inc.	148,011	8,257,534
Edwards Lifesciences Corp. (a)	156,488	20,273,020
Hologic, Inc. (a)	44,671	3,420,012
IDEXX Laboratories, Inc. (a)	17,730	11,674,496
Intuitive Surgical, Inc. (a)	74,964	26,934,565
Medtronic PLC	911,112	94,254,536
ResMed, Inc.	41,370	10,776,058
STERIS PLC	39,341	9,575,993
Stryker Corp.	134,058	35,849,790
Teleflex, Inc.	31,787	10,441,394
Zimmer Biomet Holdings, Inc.	141,451	17,969,935
		466,603,360
HEALTH CARE PROVIDERS & SERVICES — 4.5%
AmerisourceBergen Corp.	101,388	13,473,451
Anthem, Inc.	164,243	76,133,200
Cardinal Health, Inc.	190,779	9,823,211
Centene Corp. (a)	395,080	32,554,592
Cigna Corp.	224,481	51,547,572
CVS Health Corp.	893,660	92,189,966
DaVita, Inc. (a)	44,170	5,024,779
HCA Healthcare, Inc.	68,132	17,504,473
Henry Schein, Inc. (a)	93,988	7,286,890
Humana, Inc.	87,031	40,370,200
Laboratory Corp. of America Holdings (a)	30,415	9,556,697
McKesson Corp.	103,304	25,678,275
Quest Diagnostics, Inc.	44,909	7,769,706

See accompanying notes to financial statements.
60

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
UnitedHealth Group, Inc.	369,869	$ 185,726,020
Universal Health Services, Inc. Class B	49,514	6,419,985
		581,059,017
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	199,310	18,509,920
HOTELS, RESTAURANTS & LEISURE — 2.8%
Booking Holdings, Inc. (a)	27,687	66,427,481
Caesars Entertainment, Inc. (a)	52,239	4,885,914
Carnival Corp. (a) (d)	544,690	10,959,163
Chipotle Mexican Grill, Inc. (a)	6,310	11,031,458
Darden Restaurants, Inc.	87,952	13,249,089
Domino's Pizza, Inc.	8,210	4,633,149
Expedia Group, Inc. (a)	98,809	17,856,763
Hilton Worldwide Holdings, Inc. (a)	111,360	17,371,046
Las Vegas Sands Corp. (a)	232,671	8,757,736
Marriott International, Inc. Class A (a)	185,180	30,599,143
McDonald's Corp.	278,321	74,609,511
MGM Resorts International	263,466	11,824,354
Norwegian Cruise Line Holdings, Ltd. (a) (d)	250,451	5,194,354
Penn National Gaming, Inc. (a)	112,499	5,833,073
Royal Caribbean Cruises, Ltd. (a) (d)	151,709	11,666,422
Starbucks Corp.	391,625	45,808,376
Wynn Resorts, Ltd. (a)	71,124	6,048,385
Yum! Brands, Inc.	105,230	14,612,238
		361,367,655
HOUSEHOLD DURABLES — 0.6%
D.R. Horton, Inc.	103,655	11,241,385
Garmin, Ltd.	50,412	6,864,602
Lennar Corp. Class A	184,010	21,374,602
Mohawk Industries, Inc. (a)	37,107	6,760,153
Newell Brands, Inc.	120,322	2,627,833
NVR, Inc. (a)	1,230	7,267,910
PulteGroup, Inc.	171,365	9,795,223
Whirlpool Corp.	41,040	9,630,446
		75,562,154
HOUSEHOLD PRODUCTS — 2.9%
Church & Dwight Co., Inc.	165,243	16,937,407
Clorox Co.	83,302	14,524,537
Colgate-Palmolive Co.	570,486	48,685,275
Kimberly-Clark Corp.	227,999	32,585,617
Procter & Gamble Co.	1,638,208	267,978,065
		380,710,901
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	451,393	10,968,850
INDUSTRIAL CONGLOMERATES — 2.1%
3M Co.	390,218	69,314,423
General Electric Co.	743,312	70,220,685
Security Description	Shares	Value
Honeywell International, Inc.	465,930	$ 97,151,064
Roper Technologies, Inc.	71,294	35,066,667
		271,752,839
INSURANCE — 3.2%
Aflac, Inc.	412,030	24,058,432
Allstate Corp.	194,196	22,847,159
American International Group, Inc.	562,208	31,967,147
Aon PLC Class A	59,610	17,916,382
Arthur J Gallagher & Co.	78,534	13,324,864
Assurant, Inc.	38,646	6,023,366
Brown & Brown, Inc.	49,180	3,456,370
Chubb, Ltd.	291,728	56,393,940
Cincinnati Financial Corp.	53,665	6,114,053
Everest Re Group, Ltd.	26,719	7,318,868
Globe Life, Inc.	62,976	5,902,111
Hartford Financial Services Group, Inc.	230,517	15,914,894
Lincoln National Corp.	114,895	7,842,733
Loews Corp.	135,649	7,835,086
Marsh & McLennan Cos., Inc.	133,190	23,151,086
MetLife, Inc.	484,229	30,259,470
Principal Financial Group, Inc.	166,925	12,073,685
Progressive Corp.	396,188	40,668,698
Prudential Financial, Inc.	256,123	27,722,753
Travelers Cos., Inc.	166,545	26,052,634
Willis Towers Watson PLC	84,316	20,024,207
WR Berkley Corp.	94,554	7,790,304
		414,658,242
INTERACTIVE MEDIA & SERVICES — 0.3%
Match Group, Inc. (a)	191,689	25,350,870
Twitter, Inc. (a)	281,360	12,160,379
		37,511,249
INTERNET & DIRECT MARKETING RETAIL — 0.0% (c)
eBay, Inc.	97,460	6,481,090
IT SERVICES — 5.5%
Accenture PLC Class A	179,641	74,470,177
Akamai Technologies, Inc. (a)	63,913	7,480,377
Automatic Data Processing, Inc.	133,982	33,037,282
Broadridge Financial Solutions, Inc.	44,273	8,093,990
Cognizant Technology Solutions Corp. Class A	355,498	31,539,783
DXC Technology Co. (a)	170,672	5,493,932
Fidelity National Information Services, Inc.	412,208	44,992,503
Fiserv, Inc. (a)	402,399	41,764,992
FleetCor Technologies, Inc. (a)	54,922	12,293,740
Global Payments, Inc.	196,436	26,554,218
International Business Machines Corp.	607,329	81,175,594
Jack Henry & Associates, Inc.	50,194	8,381,896
Mastercard, Inc. Class A	311,363	111,878,953
Paychex, Inc.	102,028	13,926,822

See accompanying notes to financial statements.
61

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
PayPal Holdings, Inc. (a)	365,979	$ 69,016,320
VeriSign, Inc. (a)	34,583	8,777,857
Visa, Inc. Class A	647,165	140,247,127
		719,125,563
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	87,819	8,938,218
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	82,060	13,100,879
Bio-Rad Laboratories, Inc. Class A (a)	6,610	4,994,318
Danaher Corp.	137,853	45,355,015
Illumina, Inc. (a)	53,911	20,509,901
IQVIA Holdings, Inc. (a)	34,828	9,826,372
Mettler-Toledo International, Inc. (a)	5,710	9,691,069
Waters Corp. (a)	10,675	3,977,505
		107,455,059
MACHINERY — 2.5%
Caterpillar, Inc.	366,287	75,726,174
Cummins, Inc.	96,720	21,098,501
Deere & Co.	103,098	35,351,273
Dover Corp.	52,533	9,539,993
Fortive Corp.	242,839	18,526,187
IDEX Corp.	30,395	7,182,946
Illinois Tool Works, Inc.	113,951	28,123,107
Ingersoll Rand, Inc.	275,832	17,065,726
Otis Worldwide Corp.	168,815	14,698,722
PACCAR, Inc.	235,040	20,744,631
Parker-Hannifin Corp.	87,472	27,826,593
Pentair PLC	46,940	3,428,028
Snap-on, Inc.	36,343	7,827,555
Stanley Black & Decker, Inc.	110,353	20,814,783
Westinghouse Air Brake Technologies Corp.	126,335	11,636,717
Xylem, Inc.	71,889	8,620,929
		328,211,865
MEDIA — 2.1%
Charter Communications, Inc. Class A (a) (d)	83,640	54,530,771
Comcast Corp. Class A	3,086,707	155,353,963
Discovery, Inc. Class A (a) (d)	114,423	2,693,517
Discovery, Inc. Class C (a)	205,750	4,711,675
DISH Network Corp. Class A (a) (d)	169,217	5,489,400
Fox Corp. Class A	216,960	8,005,824
Fox Corp. Class B	99,591	3,412,984
Interpublic Group of Cos., Inc.	266,660	9,986,417
News Corp. Class A	266,096	5,936,602
News Corp. Class B	100,922	2,270,745
Omnicom Group, Inc.	143,945	10,546,850
ViacomCBS, Inc. Class B	410,617	12,392,421
		275,331,169
METALS & MINING — 0.5%
Freeport-McMoRan, Inc.	556,854	23,237,517
Security Description	Shares	Value
Newmont Corp.	539,722	$ 33,473,558
Nucor Corp.	89,144	10,175,788
		66,886,863
MULTI-UTILITIES — 1.5%
Ameren Corp.	174,462	15,528,862
CenterPoint Energy, Inc.	425,726	11,882,013
CMS Energy Corp.	196,116	12,757,346
Consolidated Edison, Inc.	239,477	20,432,178
Dominion Energy, Inc.	548,341	43,077,669
DTE Energy Co.	131,214	15,685,321
NiSource, Inc.	265,910	7,341,775
Public Service Enterprise Group, Inc.	342,230	22,837,008
Sempra Energy	216,175	28,595,629
WEC Energy Group, Inc.	213,468	20,721,339
		198,859,140
MULTILINE RETAIL — 0.7%
Dollar General Corp.	157,860	37,228,124
Dollar Tree, Inc. (a)	152,181	21,384,474
Target Corp.	148,762	34,429,477
		93,042,075
OIL, GAS & CONSUMABLE FUELS — 4.5%
APA Corp.	110,656	2,975,540
Chevron Corp.	1,304,929	153,133,418
ConocoPhillips	892,924	64,451,254
Coterra Energy, Inc.	550,881	10,466,739
EOG Resources, Inc.	213,765	18,988,745
Exxon Mobil Corp.	2,866,103	175,376,843
Hess Corp.	54,075	4,003,172
Kinder Morgan, Inc.	1,320,198	20,938,340
Marathon Oil Corp.	527,271	8,657,790
Marathon Petroleum Corp.	416,669	26,662,649
Occidental Petroleum Corp.	354,538	10,278,057
ONEOK, Inc.	172,034	10,108,718
Phillips 66	296,662	21,496,129
Pioneer Natural Resources Co.	67,589	12,293,087
Valero Energy Corp.	276,765	20,787,819
Williams Cos., Inc.	822,744	21,424,254
		582,042,554
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	64,437	23,854,577
PHARMACEUTICALS — 5.3%
Bristol-Myers Squibb Co.	1,502,625	93,688,669
Catalent, Inc. (a)	46,180	5,912,425
Johnson & Johnson	1,782,352	304,906,957
Merck & Co., Inc.	1,710,175	131,067,812
Organon & Co.	171,625	5,225,981
Pfizer, Inc.	1,748,128	103,226,959
Viatris, Inc.	818,672	11,076,632
Zoetis, Inc.	108,765	26,541,923
		681,647,358
PROFESSIONAL SERVICES — 0.4%
IHS Markit, Ltd.	140,356	18,656,120

See accompanying notes to financial statements.
62

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Jacobs Engineering Group, Inc.	49,366	$ 6,873,228
Leidos Holdings, Inc.	95,147	8,458,568
Nielsen Holdings PLC	243,035	4,984,648
Robert Half International, Inc.	24,131	2,691,089
Verisk Analytics, Inc.	53,390	12,211,895
		53,875,548
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	113,350	12,299,608
ROAD & RAIL — 1.3%
CSX Corp.	1,501,482	56,455,723
JB Hunt Transport Services, Inc.	23,264	4,755,161
Norfolk Southern Corp.	164,659	49,020,631
Union Pacific Corp.	256,646	64,656,827
		174,888,342
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.7%
Analog Devices, Inc.	363,866	63,956,727
Broadcom, Inc.	119,964	79,825,245
Intel Corp.	2,753,311	141,795,517
Microchip Technology, Inc.	195,278	17,000,903
Micron Technology, Inc.	757,247	70,537,558
NXP Semiconductors NV	66,589	15,167,642
Qorvo, Inc. (a)	38,060	5,952,203
Skyworks Solutions, Inc.	59,159	9,177,927
SolarEdge Technologies, Inc. (a)	9,010	2,527,936
Texas Instruments, Inc.	318,773	60,079,147
Xilinx, Inc.	43,670	9,259,350
		475,280,155
SOFTWARE — 1.1%
ANSYS, Inc. (a)	22,340	8,961,021
Autodesk, Inc. (a)	53,490	15,040,853
Ceridian HCM Holding, Inc. (a)	54,376	5,680,117
Citrix Systems, Inc.	84,315	7,975,356
NortonLifeLock, Inc.	393,829	10,231,677
Paycom Software, Inc. (a)	8,210	3,408,710
PTC, Inc. (a)	35,660	4,320,209
salesforce.com, Inc. (a)	258,520	65,697,688
Synopsys, Inc. (a)	33,960	12,514,260
Tyler Technologies, Inc. (a)	10,420	5,605,439
		139,435,330
SPECIALTY RETAIL — 1.5%
Advance Auto Parts, Inc.	22,098	5,300,868
Bath & Body Works, Inc.	62,657	4,372,832
Best Buy Co., Inc.	149,955	15,235,428
CarMax, Inc. (a)	51,681	6,730,417
Gap, Inc.	145,022	2,559,638
Home Depot, Inc.	171,465	71,159,690
Ross Stores, Inc.	240,551	27,490,168
TJX Cos., Inc.	814,149	61,810,192
Ulta Beauty, Inc. (a)	16,107	6,641,561
		201,300,794
Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
Hewlett Packard Enterprise Co.	885,448	$ 13,963,515
HP, Inc.	390,257	14,700,981
NetApp, Inc.	43,894	4,037,809
Seagate Technology Holdings PLC	37,427	4,228,503
Western Digital Corp. (a)	211,057	13,763,027
		50,693,835
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
NIKE, Inc. Class B	397,859	66,311,160
PVH Corp.	48,068	5,126,452
Ralph Lauren Corp.	33,066	3,930,225
Tapestry, Inc.	186,364	7,566,378
Under Armour, Inc. Class A (a)	94,863	2,010,147
Under Armour, Inc. Class C (a)	83,167	1,500,333
VF Corp.	220,624	16,154,089
		102,598,784
TOBACCO — 1.2%
Altria Group, Inc.	1,243,610	58,934,678
Philip Morris International, Inc.	1,053,962	100,126,390
		159,061,068
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	202,413	12,966,577
United Rentals, Inc. (a)	19,630	6,522,853
W.W. Grainger, Inc.	29,268	15,167,848
		34,657,278
WATER UTILITIES — 0.2%
American Water Works Co., Inc.	122,860	23,203,340
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
T-Mobile US, Inc. (a)	397,545	46,107,269
TOTAL COMMON STOCKS (Cost $11,703,584,662)		12,938,471,495
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (e) (f)	27,391,089	27,393,828
State Street Navigator Securities Lending Portfolio II (b) (g)	14,759,718	14,759,718
TOTAL SHORT-TERM INVESTMENTS (Cost $42,153,546)		42,153,546
TOTAL INVESTMENTS — 100.0% (Cost $11,745,738,208)		12,980,625,041
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (c)		(499,844)
NET ASSETS — 100.0%		$12,980,125,197
(a)	Non-income producing security.

See accompanying notes to financial statements.
63

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(c)	Amount is less than 0.05% of net assets.
(d)	All or a portion of the shares of the security are on loan at December 31, 2021.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2021.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$12,938,471,495	$—	$—	$12,938,471,495
Short-Term Investments	42,153,546	—	—	42,153,546
TOTAL INVESTMENTS	$12,980,625,041	$—	$—	$12,980,625,041

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Corp.	247,382	$20,354,591	$ 8,076,113	$ 8,094,286	$790,932	$1,896,474	247,568	$23,023,824	$291,831
State Street Institutional Liquid Reserves Fund, Premier Class	12,754,119	12,757,945	242,679,948	228,041,851	(2,214)	—	27,391,089	27,393,828	3,264
State Street Navigator Securities Lending Portfolio II	23,613,887	23,613,887	151,204,124	160,058,293	—	—	14,759,718	14,759,718	17,716
Total		$56,726,423	$401,960,185	$396,194,430	$788,718	$1,896,474		$65,177,370	$ 312,811
See accompanying notes to financial statements.
64

[This Page Intentionally Left Blank]
65

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2021 (Unaudited)

	SPDR Portfolio S&P 500 ETF	SPDR Portfolio S&P 400 Mid Cap ETF	SPDR Portfolio S&P 600 Small Cap ETF
ASSETS
Investments in unaffiliated issuers, at value*	$13,705,940,204	$5,616,384,437	$4,600,707,721
Investments in affiliated issuers, at value	26,322,835	44,119,604	87,980,505
Total Investments	13,732,263,039	5,660,504,041	4,688,688,226
Foreign currency, at value	—	—	17,248
Net cash at broker	385,505	—	119,372
Cash	221,478	12,403,124	263,040
Receivable from broker — accumulated variation margin on futures contracts	133,482	—	48,648
Receivable for investments sold	—	—	2,913,731
Receivable for fund shares sold	10,191	8,686	1,949
Dividends receivable — unaffiliated issuers	8,278,355	5,102,217	4,693,234
Dividends receivable — affiliated issuers	70,853	338	225
Securities lending income receivable — unaffiliated issuers	4,950	15,079	7,437
Securities lending income receivable — affiliated issuers	494	5,881	12,379
TOTAL ASSETS	13,741,368,347	5,678,039,366	4,696,765,489
LIABILITIES
Due to custodian	—	—	—
Payable upon return of securities loaned	7,400,546	44,119,604	81,138,213
Payable for investments purchased	—	—	6,828,196
Payable for fund shares repurchased	—	—	—
Advisory fee payable	348,419	230,414	190,443
Trustees’ fees and expenses payable	631	1,506	2,542
TOTAL LIABILITIES	7,749,596	44,351,524	88,159,394
NET ASSETS	$13,733,618,751	$5,633,687,842	$4,608,606,095
NET ASSETS CONSIST OF:
Paid-in Capital	$10,694,272,259	$4,705,303,682	$4,125,783,740
Total distributable earnings (loss)	3,039,346,492	928,384,160	482,822,355
NET ASSETS	$13,733,618,751	$5,633,687,842	$4,608,606,095
NET ASSET VALUE PER SHARE
Net asset value per share	$ 55.83	$ 49.72	$ 44.68
Shares outstanding (unlimited amount authorized, $0.01 par value)	246,000,000	113,300,000	103,150,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$10,564,723,263	$4,518,361,673	$3,853,537,640
Investments in affiliated issuers	24,808,886	44,119,604	87,980,505
Total cost of investments	$10,589,532,149	$4,562,481,277	$3,941,518,145
Foreign currency, at cost	$ —	$ —	$ 16,508
* Includes investments in securities on loan, at value	$ 40,437,584	$ 163,135,196	$ 155,190,255
See accompanying notes to financial statements.
66

SPDR Portfolio S&P 1500 Composite Stock Market ETF	SPDR Portfolio S&P 500 Growth ETF	SPDR Portfolio S&P 500 High Dividend ETF	SPDR Portfolio S&P 500 Value ETF

$6,071,717,703	$16,327,665,450	$5,265,795,005	$12,915,447,671
48,080,901	12,294,965	33,647,597	65,177,370
6,119,798,604	16,339,960,415	5,299,442,602	12,980,625,041
—	—	—	—
216,840	—	—	—
821,611	—	960,055	93,411
75,065	—	—	—
81,470	163,093	—	—
—	29,211	—	—
3,774,837	2,869,994	15,192,077	14,479,359
28,100	404	142	141,944
2,808	10,407	—	3,193
3,352	—	593	529
6,124,802,687	16,343,033,524	5,315,595,469	12,995,343,477

—	126,702	—	—
39,433,874	—	27,794,259	14,759,718
—	—	5,101,550	—
—	—	—	6,147
150,321	553,251	312,237	451,653
3,666	3,254	205	762
39,587,861	683,207	33,208,251	15,218,280
$6,085,214,826	$16,342,350,317	$5,282,387,218	$12,980,125,197

$4,268,831,563	$12,918,101,591	$5,374,966,029	$12,324,664,285
1,816,383,263	3,424,248,726	(92,578,811)	655,460,912
$6,085,214,826	$16,342,350,317	$5,282,387,218	$12,980,125,197

$ 58.43	$ 72.47	$ 42.06	$ 41.99
104,150,216	225,500,108	125,600,000	309,152,864

$4,176,364,828	$12,348,838,355	$4,695,065,368	$ 11,684,061,152
47,495,966	12,294,965	33,647,597	61,677,056
$4,223,860,794	$12,361,133,320	$4,728,712,965	$ 11,745,738,208
$ —	$ —	$ —	$ —
$ 61,222,452	$ 93,288,454	$ 27,076,915	$ 29,587,630
67

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2021 (Unaudited)

	SPDR Portfolio S&P 500 ETF	SPDR Portfolio S&P 400 Mid Cap ETF	SPDR Portfolio S&P 600 Small Cap ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 87,849,034	$ 36,562,591	$ 41,907,155
Dividend income — affiliated issuers	140,703	812	597
Unaffiliated securities lending income	23,297	96,292	11,618
Affiliated securities lending income	15,922	39,280	156,839
Foreign taxes withheld	(15,419)	—	(29,764)
TOTAL INVESTMENT INCOME (LOSS)	88,013,537	36,698,975	42,046,445
EXPENSES
Advisory fee	1,894,760	1,238,570	1,083,359
Trustees’ fees and expenses	52,741	23,765	22,195
Miscellaneous expenses	1,121	1,032	51
TOTAL EXPENSES	1,948,622	1,263,367	1,105,605
NET INVESTMENT INCOME (LOSS)	$ 86,064,915	$ 35,435,608	$ 40,940,840
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(10,041,158)	(15,019,636)	15,175,628
Investments — affiliated issuers	(20,113)	564	(346)
In-kind redemptions — unaffiliated issuers	440,109,942	215,287,278	162,048,000
In-kind redemptions — affiliated issuers	257,920	—	—
Futures contracts	1,165,396	—	(101,980)
Net realized gain (loss)	431,471,987	200,268,206	177,121,302
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	860,049,504	39,296,468	(102,848,591)
Investments — affiliated issuers	939,176	—	—
Foreign currency translations	—	—	(343)
Futures contracts	4,111	—	64,085
Net change in unrealized appreciation/depreciation	860,992,791	39,296,468	(102,784,849)
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,292,464,778	239,564,674	74,336,453
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,378,529,693	$275,000,282	$ 115,277,293
See accompanying notes to financial statements.
68

SPDR Portfolio S&P 1500 Composite Stock Market ETF	SPDR Portfolio S&P 500 Growth ETF	SPDR Portfolio S&P 500 High Dividend ETF	SPDR Portfolio S&P 500 Value ETF

$ 39,728,487	$ 50,022,357	$105,153,696	$ 141,630,203
25,393	1,715	953	295,095
18,476	68,554	7,046	21,128
15,287	239	11,529	17,716
(7,302)	(1,678)	—	(31,915)
39,780,341	50,091,187	105,173,224	141,932,227

845,617	2,915,953	1,741,376	2,560,567
26,674	59,405	20,474	58,209
1,053	169	59	1,134
873,344	2,975,527	1,761,909	2,619,910
$ 38,906,997	$ 47,115,660	$ 103,411,315	$ 139,312,317

5,010,053	(137,066,298)	(78,841,169)	(165,009,485)
(1,683)	(1,850)	(317)	(84,989)
43,898,444	1,100,298,427	252,051,021	956,208,919
16,464	—	—	873,707
646,222	—	—	—
49,569,500	963,230,279	173,209,535	791,988,152

506,497,835	937,192,240	33,318,772	(50,652,868)
488,059	—	(74)	1,896,474
—	—	—	—
11,603	—	—	—
506,997,497	937,192,240	33,318,698	(48,756,394)
556,566,997	1,900,422,519	206,528,233	743,231,758
$595,473,994	$1,947,538,179	$309,939,548	$ 882,544,075
69

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Portfolio S&P 500 ETF		SPDR Portfolio S&P 400 Mid Cap ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 86,064,915	$ 120,455,347	$ 35,435,608	$ 47,428,965
Net realized gain (loss)	431,471,987	301,046,694	200,268,206	266,396,275
Net change in unrealized appreciation/depreciation	860,992,791	2,231,266,676	39,296,468	1,087,416,403
Net increase (decrease) in net assets resulting from operations	1,378,529,693	2,652,768,717	275,000,282	1,401,241,643
Net equalization credits and charges	3,315,488	6,306,755	990,063	1,009,931
Distributions to shareholders	(88,328,361)	(128,324,398)	(34,184,671)	(49,077,782)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	2,846,541,565	3,953,548,520	1,219,595,598	1,622,660,864
Cost of shares redeemed	(1,127,404,563)	(1,269,740,715)	(545,321,359)	(597,274,713)
Net income equalization	(3,315,488)	(6,306,755)	(990,063)	(1,009,931)
Net increase (decrease) in net assets from beneficial interest transactions	1,715,821,514	2,677,501,050	673,284,176	1,024,376,220
Contribution from Affiliate (Note 4)	—	283	—	—
Net increase (decrease) in net assets during the period	3,009,338,334	5,208,252,407	915,089,850	2,377,550,012
Net assets at beginning of period	10,724,280,417	5,516,028,010	4,718,597,992	2,341,047,980
NET ASSETS AT END OF PERIOD	$13,733,618,751	$10,724,280,417	$5,633,687,842	$4,718,597,992
SHARES OF BENEFICIAL INTEREST:
Shares sold	54,000,000	90,500,000	25,000,000	39,200,000
Shares redeemed	(21,050,000)	(29,400,000)	(11,650,000)	(14,150,000)
Net increase (decrease) from share transactions	32,950,000	61,100,000	13,350,000	25,050,000
See accompanying notes to financial statements.
70

SPDR Portfolio S&P 600 Small Cap ETF		SPDR Portfolio S&P 1500 Composite Stock Market ETF		SPDR Portfolio S&P 500 Growth ETF
Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21

$ 40,940,840	$ 40,693,734	$ 38,906,997	$ 62,889,974	$ 47,115,660	$ 82,061,441
177,121,302	436,342,553	49,569,500	129,998,605	963,230,279	1,038,640,678
(102,784,849)	1,136,742,012	506,997,497	1,269,671,847	937,192,240	2,126,761,430
115,277,293	1,613,778,299	595,473,994	1,462,560,426	1,947,538,179	3,247,463,549
569,267	405,833	565,941	1,076,209	2,033,381	(493,317)
(40,286,217)	(40,714,770)	(40,460,350)	(63,343,703)	(50,533,858)	(80,430,292)

737,144,122	1,724,820,187	467,049,357	849,007,337	5,587,023,556	5,703,151,577
(383,444,691)	(1,286,469,639)	(119,528,873)	(457,500,917)	(3,520,175,352)	(4,394,878,772)
(569,267)	(405,833)	(565,941)	(1,076,209)	(2,033,381)	493,317
353,130,164	437,944,715	346,954,543	390,430,211	2,064,814,823	1,308,766,122
—	—	—	377	—	—
428,690,507	2,011,414,077	902,534,128	1,790,723,520	3,963,852,525	4,475,306,062
4,179,915,588	2,168,501,511	5,182,680,698	3,391,957,178	12,378,497,792	7,903,191,730
$4,608,606,095	$ 4,179,915,588	$6,085,214,826	$5,182,680,698	$16,342,350,317	$12,378,497,792

16,850,000	47,300,000	8,450,000	18,500,000	80,700,000	102,600,000
(8,800,000)	(33,800,000)	(2,150,000)	(10,350,000)	(51,750,000)	(81,850,000)
8,050,000	13,500,000	6,300,000	8,150,000	28,950,000	20,750,000
71

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio S&P 500 High Dividend ETF		SPDR Portfolio S&P 500 Value ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 103,411,315	$ 116,025,365	$ 139,312,317	$ 183,854,090
Net realized gain (loss)	173,209,535	(4,604,806)	791,988,152	507,335,408
Net change in unrealized appreciation/depreciation	33,318,698	874,034,071	(48,756,394)	1,821,036,620
Net increase (decrease) in net assets resulting from operations	309,939,548	985,454,630	882,544,075	2,512,226,118
Net equalization credits and charges	(2,519,600)	12,307,779	1,677,891	14,874,727
Distributions to shareholders	(63,234,133)	(160,715,135)	(140,020,647)	(202,245,622)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,314,700,085	3,324,153,528	3,646,782,048	8,158,270,638
Cost of shares redeemed	(945,582,856)	(1,398,635,231)	(3,529,695,372)	(3,101,216,977)
Net income equalization	2,519,600	(12,307,779)	(1,677,891)	(14,874,727)
Net increase (decrease) in net assets from beneficial interest transactions	371,636,829	1,913,210,518	115,408,785	5,042,178,934
Net increase (decrease) in net assets during the period	615,822,644	2,750,257,792	859,610,104	7,367,034,157
Net assets at beginning of period	4,666,564,574	1,916,306,782	12,120,515,093	4,753,480,936
NET ASSETS AT END OF PERIOD	$5,282,387,218	$ 4,666,564,574	$12,980,125,197	$12,120,515,093
SHARES OF BENEFICIAL INTEREST:
Shares sold	32,850,000	92,550,000	89,300,000	230,150,000
Shares redeemed	(23,650,000)	(44,850,000)	(86,700,000)	(87,300,000)
Net increase (decrease) from share transactions	9,200,000	47,700,000	2,600,000	142,850,000
See accompanying notes to financial statements.
72

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 50.34	$ 36.30	$ 34.53	$ 31.87	$ 28.36	$ 24.53
Income (loss) from investment operations:
Net investment income (loss) (b)	0.36	0.66	0.69	0.65	0.61	0.52
Net realized and unrealized gain (loss) (c)	5.48	14.02	1.72	2.64	3.38	3.83
Total from investment operations	5.84	14.68	2.41	3.29	3.99	4.35
Net equalization credits and charges (b)	0.01	0.03	0.06	0.05	0.11	0.01
Contribution from Affiliate (Note 4)	—	0.00(d)	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.36)	(0.67)	(0.70)	(0.68)	(0.59)	(0.53)
Net asset value, end of period	$ 55.83	$ 50.34	$ 36.30	$ 34.53	$ 31.87	$ 28.36
Total return (e)	11.64%	40.79%	7.26%	10.65%	14.50%	17.94%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,733,619	$10,724,280	$5,516,028	$2,527,961	$1,362,496	$147,491
Ratios to average net assets:
Total expenses	0.03%(f)	0.03%	0.03%	0.03%	0.04%	0.10%
Net investment income (loss)	1.36%(f)	1.51%	1.97%	2.00%	1.94%	1.94%
Portfolio turnover rate (g)	1%(h)	4%	11%	5%	7%	4%
(a)	On October 16, 2017, the SPDR Portfolio Large Cap ETF underwent a 4-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
73

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 400 Mid Cap ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 47.21	$ 31.26	$ 34.06	$ 34.86	$ 30.80	$ 26.08
Income (loss) from investment operations:
Net investment income (loss) (b)	0.35	0.54	0.54	0.54	0.52	0.42
Net realized and unrealized gain (loss) (c)	2.48	15.95	(2.77)	(0.82)	4.16	4.93
Total from investment operations	2.83	16.49	(2.23)	(0.28)	4.68	5.35
Net equalization credits and charges (b)	0.01	0.01	0.01	0.04	0.07	—
Distributions to shareholders from:
Net investment income	(0.33)	(0.55)	(0.58)	(0.56)	(0.50)	(0.46)
Net realized gains	—	—	—	—	(0.19)	(0.17)
Total distributions	(0.33)	(0.55)	(0.58)	(0.56)	(0.69)	(0.63)
Net asset value, end of period	$ 49.72	$ 47.21	$ 31.26	$ 34.06	$ 34.86	$ 30.80
Total return (d)	6.06%	53.05%	(6.53)%	(0.60)%	15.56%	20.65%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,633,688	$4,718,598	$2,341,048	$1,592,467	$780,885	$180,166
Ratios to average net assets:
Total expenses	0.05%(e)	0.05%	0.05%	0.05%	0.06%	0.10%
Net investment income (loss)	1.43%(e)	1.34%	1.66%	1.61%	1.56%	1.44%
Portfolio turnover rate (f)	8%(g)	14%	30%	8%	11%	37%
(a)	On October 16, 2017, the SPDR Portfolio Mid Cap ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
74

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 600 Small Cap ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 43.95	$ 26.57	$ 30.65	$ 32.26	$ 27.69	$ 22.56
Income (loss) from investment operations:
Net investment income (loss) (b)	0.42	0.45	0.44	0.48	0.50	0.38
Net realized and unrealized gain (loss) (c)	0.70	17.37	(4.07)	(1.57)	4.49	5.12
Total from investment operations	1.12	17.82	(3.63)	(1.09)	4.99	5.50
Net equalization credits and charges (b)	0.01	0.00(d)	0.04	0.01	0.04	0.03
Distributions to shareholders from:
Net investment income	(0.40)	(0.44)	(0.49)	(0.53)	(0.46)	(0.40)
Total distributions	(0.40)	(0.44)	(0.49)	(0.53)	(0.46)	(0.40)
Net asset value, end of period	$ 44.68	$ 43.95	$ 26.57	$ 30.65	$ 32.26	$ 27.69
Total return (e)	2.58%	67.37%	(11.78)%	(3.24)%	18.27%	24.59%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,608,606	$4,179,916	$2,168,502	$1,367,143	$1,188,787	$224,263
Ratios to average net assets:
Total expenses	0.05%(f)	0.05%	0.05%	0.05%	0.06%	0.10%
Net investment income (loss)	1.89%(f)	1.25%	1.55%	1.57%	1.63%	1.47%
Portfolio turnover rate (g)	8%(h)	13%	80%	14%	28%	20%
(a)	On October 16, 2017, the SPDR Portfolio Small Cap ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
75

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 1500 Composite Stock Market ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 52.97	$ 37.81	$ 36.49	$ 33.98	$ 30.06	$ 25.88
Income (loss) from investment operations:
Net investment income (loss) (b)	0.39	0.68	0.72	0.68	0.64	0.54
Net realized and unrealized gain (loss) (c)	5.46	15.15	1.35	2.43	3.72	4.19
Total from investment operations	5.85	15.83	2.07	3.11	4.36	4.73
Net equalization credits and charges (b)	0.01	0.01	(0.02)	0.06	0.10	(0.01)
Contribution from Affiliate (Note 4)	—	0.00(d)	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.40)	(0.68)	(0.73)	(0.66)	(0.54)	(0.54)
Net asset value, end of period	$ 58.43	$ 52.97	$ 37.81	$ 36.49	$ 33.98	$ 30.06
Total return (e)	11.09%	42.13%	5.76%	9.45%	14.90%	18.37%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,085,215	$5,182,681	$3,391,957	$3,497,222	$2,198,379	$414,853
Ratios to average net assets:
Total expenses	0.03%(f)	0.03%	0.03%	0.03%	0.04%	0.10%
Net investment income (loss)	1.38%(f)	1.48%	1.93%	1.96%	1.92%	1.90%
Portfolio turnover rate (g)	1%(h)	3%	12%	4%	8%	3%
(a)	On October 16, 2017, the SPDR Portfolio Total Stock Market ETF underwent a 6-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
76

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 Growth ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 62.98	$ 44.96	$ 38.74	$ 35.12	$ 29.56	$ 25.22
Income (loss) from investment operations:
Net investment income (loss) (b)	0.22	0.46	0.55	0.53	0.48	0.42
Net realized and unrealized gain (loss) (c)	9.49	18.02	6.24	3.60	5.50	4.36
Total from investment operations	9.71	18.48	6.79	4.13	5.98	4.78
Net equalization credits and charges (b)	0.01	(0.00)(d)	(0.01)	0.03	0.05	(0.00)(d)
Distributions to shareholders from:
Net investment income	(0.23)	(0.46)	(0.56)	(0.54)	(0.47)	(0.44)
Net asset value, end of period	$ 72.47	$ 62.98	$ 44.96	$ 38.74	$ 35.12	$ 29.56
Total return (e)	15.45%	41.27%	17.67%	11.96%	20.51%	19.07%(f)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$16,342,350	$12,378,498	$7,903,192	$5,390,890	$2,648,124	$839,515
Ratios to average net assets:
Total expenses	0.04%(g)	0.04%	0.04%	0.04%	0.06%	0.15%
Net investment income (loss)	0.65%(g)	0.85%	1.36%	1.45%	1.43%	1.52%
Portfolio turnover rate (h)	13%(i)	11%	23%	21%	13%	20%
(a)	On October 16, 2017, the SPDR Portfolio S&P 500 Growth ETF underwent a 4-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Reflects a non-recurring litigation payment received by the Fund from State Street Corp., an affiliate, which amounted to less than $0.005 per share outstanding as of March 20, 2017. This payment resulted in an increase to total return of less than 0.005% for the period ended June 30, 2017.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
77

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 High Dividend ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 40.09	$ 27.89	$ 38.01	$ 37.27	$ 35.27	$ 33.54
Income (loss) from investment operations:
Net investment income (loss) (a)	0.84	1.48	1.58	1.64	1.52	1.40
Net realized and unrealized gain (loss) (b)	1.66	12.47	(10.08)	0.61	2.15	1.72
Total from investment operations	2.50	13.95	(8.50)	2.25	3.67	3.12
Net equalization credits and charges (a)	(0.02)	0.16	0.09	0.19	0.13	0.18
Distributions to shareholders from:
Net investment income	(0.51)	(1.91)	(1.71)	(1.70)	(1.49)	(1.41)
Net realized gains	—	—	—	—	(0.31)	(0.16)
Total distributions	(0.51)	(1.91)	(1.71)	(1.70)	(1.80)	(1.57)
Net asset value, end of period	$ 42.06	$ 40.09	$ 27.89	$ 38.01	$ 37.27	$ 35.27
Total return (c)	6.28%	51.84%	(22.55)%	6.82%	10.96%	9.94%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,282,387	$4,666,565	$1,916,307	$1,704,761	$566,538	$167,523
Ratios to average net assets:
Total expenses	0.07%(d)	0.07%	0.07%	0.07%	0.08%	0.12%
Net investment income (loss)	4.16%(d)	4.28%	4.64%	4.41%	4.17%	4.00%
Portfolio turnover rate (e)	17%(f)	39%	45%	28%	35%	40%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
78

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 Value ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 39.54	$ 29.04	$ 31.28	$ 29.60	$ 28.38	$ 25.13
Income (loss) from investment operations:
Net investment income (loss) (b)	0.44	0.81	0.84	0.79	0.75	0.65
Net realized and unrealized gain (loss) (c)	2.44	10.45	(2.31)	1.68	1.25	3.27
Total from investment operations	2.88	11.26	(1.47)	2.47	2.00	3.92
Net equalization credits and charges (b)	0.01	0.07	0.07	0.03	0.12	(0.01)
Distributions to shareholders from:
Net investment income	(0.44)	(0.83)	(0.84)	(0.82)	(0.73)	(0.66)
Net realized gains	—	—	—	—	(0.17)	—
Total distributions	(0.44)	(0.83)	(0.84)	(0.82)	(0.90)	(0.66)
Net asset value, end of period	$ 41.99	$ 39.54	$ 29.04	$ 31.28	$ 29.60	$ 28.38
Total return (d)	7.34%	39.44%	(4.54)%	8.59%	7.49%	15.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,980,125	$12,120,515	$4,753,481	$2,883,852	$1,355,967	$340,648
Ratios to average net assets:
Total expenses	0.04%(e)	0.04%	0.04%	0.04%	0.06%	0.15%
Net investment income (loss)	2.18%(e)	2.28%	2.67%	2.63%	2.49%	2.40%
Portfolio turnover rate (f)	15%(g)	18%	34%	30%	16%	21%
(a)	On October 16, 2017, the SPDR Portfolio S&P 500 Value ETF underwent a 4-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
79

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2021 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Portfolio S&P 500 ETF
SPDR Portfolio S&P 400 Mid Cap ETF
SPDR Portfolio S&P 600 Small Cap ETF
SPDR Portfolio S&P 1500 Composite Stock Market ETF
SPDR Portfolio S&P 500 Growth ETF
SPDR Portfolio S&P 500 High Dividend ETF
SPDR Portfolio S&P 500 Value ETF
Each Fund is classified as a diversified investment company under the 1940 Act, except that the SPDR Portfolio S&P 500 Growth ETF is classified as a non-diversified investment company.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
80

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2021, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
81

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2021, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
82

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

For the period ended December 31, 2021, the SPDR Portfolio S&P 500 ETF, the SPDR Portfolio S&P 600 Small Cap ETF and the SPDR Portfolio S&P 1500 Composite Stock Market ETF entered into futures contracts for cash equitization, reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Funds' derivative instruments as of December 31, 2021, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Portfolio S&P 500 ETF
Futures Contracts	$—	$—	$—	$133,482	$—	$133,482
SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	48,648	—	48,648
SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	75,065	—	75,065
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Portfolio S&P 500 ETF
Futures Contracts	$—	$—	$—	$1,165,396	$—	$1,165,396
SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	(101,980)	—	(101,980)
SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	646,222	—	646,222
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Portfolio S&P 500 ETF
Futures Contracts	$—	$—	$—	$ 4,111	$—	$ 4,111
SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	64,085	—	64,085
SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	11,603	—	11,603
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Portfolio S&P 500 ETF	0.03%
SPDR Portfolio S&P 400 Mid Cap ETF	0.05
SPDR Portfolio S&P 600 Small Cap ETF	0.05
83

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

Annual Rate
SPDR Portfolio S&P 1500 Composite Stock Market ETF	0.03%
SPDR Portfolio S&P 500 Growth ETF	0.04
SPDR Portfolio S&P 500 High Dividend ETF	0.07
SPDR Portfolio S&P 500 Value ETF	0.04
From time to time, the Adviser may also waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2022. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2022 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Beginning on January 1, 2022 net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street. Prior to January 1, 2022, net proceeds were 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2021 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
84

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

5.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended December 31, 2021, were as follows:
	Purchases	Sales
SPDR Portfolio S&P 500 ETF	$ 176,069,437	$ 176,765,982
SPDR Portfolio S&P 400 Mid Cap ETF	410,659,631	408,917,244
SPDR Portfolio S&P 600 Small Cap ETF	341,627,727	339,864,322
SPDR Portfolio S&P 1500 Composite Stock Market ETF	64,110,201	43,866,080
SPDR Portfolio S&P 500 Growth ETF	1,891,845,084	1,879,970,791
SPDR Portfolio S&P 500 High Dividend ETF	861,463,706	804,605,731
SPDR Portfolio S&P 500 Value ETF	1,875,141,851	1,874,385,016
For the period ended December 31, 2021, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio S&P 500 ETF	$2,772,494,530	$1,053,213,497	$ 440,367,862
SPDR Portfolio S&P 400 Mid Cap ETF	1,173,760,397	500,818,305	215,287,278
SPDR Portfolio S&P 600 Small Cap ETF	721,118,306	364,318,214	162,048,000
SPDR Portfolio S&P 1500 Composite Stock Market ETF	426,035,509	100,286,324	43,914,908
SPDR Portfolio S&P 500 Growth ETF	5,342,700,378	3,299,094,179	1,100,298,427
SPDR Portfolio S&P 500 High Dividend ETF	1,257,786,442	900,771,906	252,051,021
SPDR Portfolio S&P 500 Value ETF	3,592,843,413	3,494,564,193	957,082,626
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending
85

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

upon jurisdiction. As of June 30, 2021, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Portfolio S&P 500 ETF	$10,592,149,237	$3,288,579,176	$148,332,003	$3,140,247,173
SPDR Portfolio S&P 400 Mid Cap ETF	4,567,354,992	1,185,717,456	92,568,407	1,093,149,049
SPDR Portfolio S&P 600 Small Cap ETF	3,948,029,856	941,947,958	201,241,008	740,706,950
SPDR Portfolio S&P 1500 Composite Stock Market ETF	4,224,662,109	2,021,503,968	126,292,471	1,895,211,497
SPDR Portfolio S&P 500 Growth ETF	12,362,695,570	4,024,571,716	47,306,871	3,977,264,845
SPDR Portfolio S&P 500 High Dividend ETF	4,730,237,586	627,617,581	58,412,565	569,205,016
SPDR Portfolio S&P 500 Value ETF	11,748,073,778	1,403,159,860	170,608,597	1,232,551,263
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2021, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Portfolio S&P 500 ETF	$ 40,437,584	$ 7,400,546	$ 34,136,981	$ 41,537,527
SPDR Portfolio S&P 400 Mid Cap ETF	163,135,196	44,119,604	123,140,700	167,260,304
SPDR Portfolio S&P 600 Small Cap ETF	155,190,255	81,138,213	78,178,227	159,316,440
SPDR Portfolio S&P 1500 Composite Stock Market ETF	61,222,452	39,433,874	23,432,815	62,866,689
SPDR Portfolio S&P 500 Growth ETF	93,288,454	—	95,673,291	95,673,291
SPDR Portfolio S&P 500 High Dividend ETF	27,076,915	27,794,259	—	27,794,259
86

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Portfolio S&P 500 Value ETF	$ 29,587,630	$14,759,718	$ 15,765,166	$ 30,524,884
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2021:
		Remaining Contractual Maturity of the Agreements as of December 31, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio S&P 500 ETF	Common Stocks	$ 7,400,546	$—	$—	$—	$ 7,400,546	$ 7,400,546
SPDR Portfolio S&P 400 Mid Cap ETF	Common Stocks	44,119,604	—	—	—	44,119,604	44,119,604
SPDR Portfolio S&P 600 Small Cap ETF	Common Stocks	81,138,213	—	—	—	81,138,213	81,138,213
SPDR Portfolio S&P 1500 Composite Stock Market ETF	Common Stocks	39,432,658	—	—	—	39,432,658	39,432,658
SPDR Portfolio S&P 1500 Composite Stock Market ETF	Warrants	1,216	—	—	—	1,216	1,216
SPDR Portfolio S&P 500 High Dividend ETF	Common Stocks	27,794,259	—	—	—	27,794,259	27,794,259
SPDR Portfolio S&P 500 Value ETF	Common Stocks	14,759,718	—	—	—	14,759,718	14,759,718
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions default.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate
87

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
88

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Portfolio S&P 500 ETF	0.03%	$ 1,116.40	$0.16	$1,025.10	$0.15
SPDR Portfolio S&P 400 Mid Cap ETF	0.05	1,060.60	0.26	1,025.00	0.26
SPDR Portfolio S&P 600 Small Cap ETF	0.05	1,025.80	0.26	1,025.00	0.26
SPDR Portfolio S&P 1500 Composite Stock Market ETF	0.03	1,110.90	0.16	1,025.10	0.15
SPDR Portfolio S&P 500 Growth ETF	0.04	1,154.50	0.22	1,025.00	0.20
SPDR Portfolio S&P 500 High Dividend ETF	0.07	1,062.80	0.36	1,024.90	0.36
SPDR Portfolio S&P 500 Value ETF	0.04	1,073.40	0.21	1,025.00	0.20
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
89

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period September 2020 through June 2021, including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
90

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SPDR Series Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2022 State Street Corporation - All Rights Reserved
SPDRPORTEQSAR

Semi-Annual Report
December 31, 2021
SPDR® Series Trust - Equity Funds
SPDR S&P 500 ESG ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

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SPDR S&P 500 ESG ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Apple, Inc.	9.0%
Microsoft Corp.	8.2
Amazon.com, Inc.	4.7
Alphabet, Inc. Class A	2.8
Tesla, Inc.	2.8
Alphabet, Inc. Class C	2.6
NVIDIA Corp.	2.4
UnitedHealth Group, Inc.	1.6
JPMorgan Chase & Co.	1.5
Home Depot, Inc.	1.4
TOTAL	37.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2021

		% of Net Assets
	Information Technology	32.0%
	Consumer Discretionary	14.4
	Health Care	12.8
	Financials	9.8
	Communication Services	9.2
	Industrials	6.6
	Consumer Staples	5.4
	Energy	2.9
	Real Estate	2.7
	Materials	2.5
	Utilities	1.6
	Short-Term Investment	0.1
	Other Assets in Excess of Liabilities	0.0 *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.3%
Howmet Aerospace, Inc.	5,890	$ 187,479
L3Harris Technologies, Inc.	2,954	629,911
TransDigm Group, Inc. (a)	756	481,027
		1,298,417
AIR FREIGHT & LOGISTICS — 0.7%
FedEx Corp.	3,553	918,948
United Parcel Service, Inc. Class B	10,619	2,276,076
		3,195,024
AIRLINES — 0.1%
Alaska Air Group, Inc. (a)	1,885	98,208
American Airlines Group, Inc. (a)	9,301	167,046
Delta Air Lines, Inc. (a)	9,219	360,279
		625,533
AUTO COMPONENTS — 0.2%
Aptiv PLC (a)	3,970	654,851
BorgWarner, Inc.	3,496	157,565
		812,416
AUTOMOBILES — 3.3%
Ford Motor Co.	57,208	1,188,210
General Motors Co. (a)	21,023	1,232,578
Tesla, Inc. (a)	11,943	12,621,124
		15,041,912
BANKS — 3.5%
Bank of America Corp.	105,479	4,692,761
Citigroup, Inc.	29,065	1,755,235
Comerica, Inc.	1,985	172,695
Fifth Third Bancorp	10,301	448,609
JPMorgan Chase & Co.	43,455	6,881,099
KeyCorp.	14,177	327,914
PNC Financial Services Group, Inc.	6,233	1,249,841
Regions Financial Corp.	14,005	305,309
		15,833,463
BEVERAGES — 1.7%
Brown-Forman Corp. Class B	2,705	197,086
Coca-Cola Co.	56,711	3,357,858
Constellation Brands, Inc. Class A	2,447	614,124
Molson Coors Beverage Co. Class B	2,919	135,296
PepsiCo, Inc.	20,280	3,522,839
		7,827,203
BIOTECHNOLOGY — 2.0%
AbbVie, Inc.	25,870	3,502,798
Amgen, Inc.	8,373	1,883,674
Biogen, Inc. (a)	2,165	519,427
Gilead Sciences, Inc.	18,356	1,332,829
Incyte Corp. (a)	2,719	199,575
Regeneron Pharmaceuticals, Inc. (a)	1,564	987,697
Security Description	Shares	Value
Vertex Pharmaceuticals, Inc. (a)	3,667	$ 805,273
		9,231,273
BUILDING PRODUCTS — 0.4%
Johnson Controls International PLC	10,499	853,674
Trane Technologies PLC	3,553	717,812
		1,571,486
CAPITAL MARKETS — 3.8%
Ameriprise Financial, Inc.	1,617	487,784
Bank of New York Mellon Corp.	11,141	647,069
BlackRock, Inc.	2,053	1,879,645
Cboe Global Markets, Inc.	1,568	204,467
Charles Schwab Corp.	21,881	1,840,192
CME Group, Inc.	5,209	1,190,048
Franklin Resources, Inc.	4,170	139,653
Goldman Sachs Group, Inc.	4,902	1,875,260
Intercontinental Exchange, Inc.	8,252	1,128,626
Invesco, Ltd.	5,589	128,659
MarketAxess Holdings, Inc.	500	205,635
Moody's Corp.	2,402	938,173
Morgan Stanley	21,313	2,092,084
MSCI, Inc.	1,204	737,679
Nasdaq, Inc.	1,604	336,856
Northern Trust Corp.	3,136	375,097
Raymond James Financial, Inc.	2,600	261,040
S&P Global, Inc.	3,566	1,682,903
State Street Corp. (b)	5,121	476,253
T Rowe Price Group, Inc.	3,223	633,771
		17,260,894
CHEMICALS — 1.9%
Air Products & Chemicals, Inc.	3,202	974,241
Albemarle Corp.	1,612	376,837
CF Industries Holdings, Inc.	3,136	221,966
Corteva, Inc.	10,873	514,075
Dow, Inc.	10,881	617,170
Eastman Chemical Co.	1,985	240,006
Ecolab, Inc.	3,628	851,093
FMC Corp.	1,985	218,132
International Flavors & Fragrances, Inc.	3,608	543,545
Linde PLC	7,527	2,607,579
LyondellBasell Industries NV Class A	3,782	348,814
Mosaic Co.	5,194	204,072
PPG Industries, Inc.	3,553	612,679
		8,330,209
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	1,286	569,917
Republic Services, Inc.	3,136	437,315
Waste Management, Inc.	5,635	940,481
		1,947,713
COMMUNICATIONS EQUIPMENT — 1.2%
Arista Networks, Inc. (a)	3,336	479,550
Cisco Systems, Inc.	61,621	3,904,923

See accompanying notes to financial statements.
2

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Juniper Networks, Inc.	4,947	$ 176,657
Motorola Solutions, Inc.	2,427	659,416
		5,220,546
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	873	384,574
CONSUMER FINANCE — 0.7%
American Express Co.	9,195	1,504,302
Capital One Financial Corp.	6,221	902,605
Discover Financial Services	4,439	512,971
Synchrony Financial	8,064	374,089
		3,293,967
CONTAINERS & PACKAGING — 0.2%
Ball Corp.	4,804	462,481
International Paper Co.	5,652	265,531
Westrock Co.	4,070	180,545
		908,557
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
AT&T, Inc.	104,169	2,562,558
Verizon Communications, Inc.	60,447	3,140,826
		5,703,384
ELECTRIC UTILITIES — 1.1%
Edison International	5,572	380,289
Entergy Corp.	2,871	323,418
Eversource Energy	5,133	467,000
Exelon Corp.	14,364	829,665
FirstEnergy Corp.	7,960	331,057
NextEra Energy, Inc.	28,662	2,675,884
		5,007,313
ELECTRICAL EQUIPMENT — 0.6%
AMETEK, Inc.	3,329	489,496
Eaton Corp. PLC	5,755	994,579
Emerson Electric Co.	8,826	820,553
Rockwell Automation, Inc.	1,642	572,812
		2,877,440
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	8,766	766,674
Corning, Inc.	11,228	418,019
Keysight Technologies, Inc. (a)	2,719	561,501
TE Connectivity, Ltd.	4,861	784,274
Trimble, Inc. (a)	3,627	316,238
Zebra Technologies Corp. Class A (a)	806	479,731
		3,326,437
ENERGY EQUIPMENT & SERVICES — 0.2%
Halliburton Co.	13,082	299,185
Schlumberger NV	20,428	611,819
		911,004
ENTERTAINMENT — 1.3%
Activision Blizzard, Inc.	11,233	747,332
Electronic Arts, Inc.	4,084	538,680
Security Description	Shares	Value
Live Nation Entertainment, Inc. (a)	2,015	$ 241,175
Take-Two Interactive Software, Inc. (a)	1,592	282,930
Walt Disney Co. (a)	26,480	4,101,487
		5,911,604
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.6%
American Tower Corp. REIT	6,672	1,951,560
AvalonBay Communities, Inc. REIT	2,018	509,727
Boston Properties, Inc. REIT	1,985	228,632
Digital Realty Trust, Inc. REIT	4,040	714,555
Duke Realty Corp. REIT	5,540	363,646
Equinix, Inc. REIT	1,265	1,069,988
Equity Residential REIT	5,049	456,934
Essex Property Trust, Inc. REIT	923	325,108
Extra Space Storage, Inc. REIT	1,915	434,188
Healthpeak Properties, Inc. REIT	7,940	286,555
Host Hotels & Resorts, Inc. REIT (a)	10,394	180,752
Iron Mountain, Inc. REIT	4,287	224,339
Kimco Realty Corp. REIT	8,794	216,772
Prologis, Inc. REIT	10,811	1,820,140
Realty Income Corp. REIT	7,985	571,646
Regency Centers Corp. REIT	2,406	181,292
Simon Property Group, Inc. REIT	4,847	774,405
Ventas, Inc. REIT	5,543	283,358
Vornado Realty Trust REIT	2,406	100,715
Welltower, Inc. REIT	6,012	515,649
Weyerhaeuser Co. REIT	10,873	447,750
		11,657,711
FOOD & STAPLES RETAILING — 1.0%
Kroger Co.	10,036	454,229
Sysco Corp.	7,523	590,932
Walmart, Inc.	20,733	2,999,858
Walgreens Boots Alliance, Inc.	10,456	545,385
		4,590,404
FOOD PRODUCTS — 1.1%
Archer-Daniels-Midland Co.	8,059	544,708
Campbell Soup Co.	3,025	131,467
Conagra Brands, Inc.	7,128	243,421
General Mills, Inc.	8,814	593,887
Hershey Co.	2,073	401,063
Hormel Foods Corp.	4,022	196,314
J.M. Smucker Co.	1,568	212,966
Kellogg Co.	3,615	232,878
Kraft Heinz Co.	9,667	347,045
McCormick & Co., Inc.	3,657	353,303
Mondelez International, Inc. Class A	20,563	1,363,533
Tyson Foods, Inc. Class A	4,387	382,371
		5,002,956
HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Abbott Laboratories	25,909	3,646,433
Baxter International, Inc.	7,320	628,349
Becton Dickinson and Co.	4,187	1,052,947

See accompanying notes to financial statements.
3

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Boston Scientific Corp. (a)	20,750	$ 881,460
Edwards Lifesciences Corp. (a)	9,111	1,180,330
Hologic, Inc. (a)	3,727	285,339
IDEXX Laboratories, Inc. (a)	1,223	805,296
Medtronic PLC	19,655	2,033,310
		10,513,464
HEALTH CARE PROVIDERS & SERVICES — 3.3%
AmerisourceBergen Corp.	2,071	275,215
Anthem, Inc.	3,530	1,636,296
Cardinal Health, Inc.	4,482	230,778
Cigna Corp.	4,815	1,105,668
CVS Health Corp.	19,194	1,980,053
DaVita, Inc. (a)	1,077	122,520
Henry Schein, Inc. (a)	2,085	161,650
Humana, Inc.	1,925	892,930
Laboratory Corp. of America Holdings (a)	1,468	461,260
McKesson Corp.	2,308	573,700
Quest Diagnostics, Inc.	1,768	305,882
UnitedHealth Group, Inc.	13,791	6,925,013
		14,670,965
HOTELS, RESTAURANTS & LEISURE — 2.0%
Booking Holdings, Inc. (a)	610	1,463,530
Hilton Worldwide Holdings, Inc. (a)	4,043	630,668
Las Vegas Sands Corp. (a)	4,881	183,721
Marriott International, Inc. Class A (a)	3,930	649,393
McDonald's Corp.	10,879	2,916,333
MGM Resorts International	5,962	267,574
Royal Caribbean Cruises, Ltd. (a)	3,183	244,773
Starbucks Corp.	17,205	2,012,469
Yum! Brands, Inc.	4,429	615,011
		8,983,472
HOUSEHOLD DURABLES — 0.1%
Leggett & Platt, Inc.	50	2,058
Newell Brands, Inc.	5,738	125,318
PulteGroup, Inc.	3,831	218,980
Whirlpool Corp.	856	200,869
		547,225
HOUSEHOLD PRODUCTS — 1.5%
Colgate-Palmolive Co.	12,441	1,061,715
Procter & Gamble Co.	35,526	5,811,343
		6,873,058
INDUSTRIAL CONGLOMERATES — 0.5%
General Electric Co.	16,002	1,511,709
Roper Technologies, Inc.	1,568	771,236
		2,282,945
INSURANCE — 1.7%
Aflac, Inc.	9,254	540,341
Allstate Corp.	4,396	517,189
Arthur J Gallagher & Co.	2,953	501,035
Assurant, Inc.	834	129,987
Security Description	Shares	Value
Chubb, Ltd.	6,286	$ 1,215,147
Globe Life, Inc.	1,265	118,556
Hartford Financial Services Group, Inc.	5,170	356,937
Lincoln National Corp.	2,742	187,169
Marsh & McLennan Cos., Inc.	7,323	1,272,884
MetLife, Inc.	10,893	680,704
Principal Financial Group, Inc.	3,605	260,750
Progressive Corp.	8,463	868,727
Prudential Financial, Inc.	5,652	611,772
Travelers Cos., Inc.	3,639	569,249
		7,830,447
INTERACTIVE MEDIA & SERVICES — 5.4%
Alphabet, Inc. Class A (a)	4,394	12,729,594
Alphabet, Inc. Class C (a)	4,097	11,855,038
		24,584,632
INTERNET & DIRECT MARKETING RETAIL — 5.0%
Amazon.com, Inc. (a)	6,382	21,279,758
eBay, Inc.	9,502	631,883
Etsy, Inc. (a)	1,915	419,270
		22,330,911
IT SERVICES — 3.1%
Accenture PLC Class A	9,273	3,844,122
Akamai Technologies, Inc. (a)	2,402	281,130
DXC Technology Co. (a)	3,807	122,547
Mastercard, Inc. Class A	12,686	4,558,334
Visa, Inc. Class A	24,597	5,330,416
		14,136,549
LEISURE EQUIPMENT & PRODUCTS — 0.0% (c)
Hasbro, Inc.	1,885	191,855
LIFE SCIENCES TOOLS & SERVICES — 2.3%
Agilent Technologies, Inc.	4,378	698,948
Bio-Rad Laboratories, Inc. Class A (a)	358	270,494
Danaher Corp.	9,195	3,025,247
Illumina, Inc. (a)	2,307	877,675
Mettler-Toledo International, Inc. (a)	351	595,721
PerkinElmer, Inc.	1,873	376,585
Thermo Fisher Scientific, Inc.	5,710	3,809,940
Waters Corp. (a)	900	335,340
West Pharmaceutical Services, Inc.	1,109	520,132
		10,510,082
MACHINERY — 1.9%
Caterpillar, Inc.	8,005	1,654,954
Cummins, Inc.	2,074	452,422
Deere & Co.	4,124	1,414,078
Dover Corp.	2,030	368,648
Fortive Corp.	4,971	379,238
IDEX Corp.	1,151	272,004
Illinois Tool Works, Inc.	4,210	1,039,028
Ingersoll Rand, Inc.	5,619	347,648
PACCAR, Inc.	5,121	451,979
Parker-Hannifin Corp.	1,885	599,656

See accompanying notes to financial statements.
4

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Pentair PLC	2,502	$ 182,721
Snap-on, Inc.	834	179,627
Stanley Black & Decker, Inc.	2,402	453,065
Westinghouse Air Brake Technologies Corp.	2,670	245,934
Xylem, Inc.	2,719	326,063
		8,367,065
MEDIA — 1.2%
Charter Communications, Inc. Class A (a)	1,815	1,183,325
Comcast Corp. Class A	66,879	3,366,020
Discovery, Inc. Class A (a)	2,418	56,920
Discovery, Inc. Class C (a)	4,333	99,226
Interpublic Group of Cos., Inc.	5,642	211,293
News Corp. Class A	5,642	125,873
News Corp. Class B	1,712	38,520
Omnicom Group, Inc.	3,124	228,895
		5,310,072
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	21,431	894,316
Newmont Corp.	11,607	719,866
		1,614,182
MULTI-UTILITIES — 0.3%
Consolidated Edison, Inc.	5,076	433,085
Public Service Enterprise Group, Inc.	7,325	488,797
Sempra Energy	4,551	602,006
		1,523,888
MULTILINE RETAIL — 0.5%
Dollar Tree, Inc. (a)	3,363	472,569
Target Corp.	7,214	1,669,608
		2,142,177
OIL, GAS & CONSUMABLE FUELS — 2.7%
APA Corp.	5,733	154,160
Chevron Corp.	28,178	3,306,688
ConocoPhillips	19,711	1,422,740
Devon Energy Corp.	8,843	389,534
Exxon Mobil Corp.	61,824	3,783,011
Hess Corp.	3,970	293,899
Kinder Morgan, Inc.	28,430	450,900
Marathon Petroleum Corp.	9,407	601,954
Occidental Petroleum Corp.	12,385	359,041
ONEOK, Inc.	6,424	377,474
Pioneer Natural Resources Co.	3,311	602,205
Williams Cos., Inc.	17,637	459,268
		12,200,874
PHARMACEUTICALS — 2.9%
Bristol-Myers Squibb Co.	32,682	2,037,723
Eli Lilly & Co.	11,611	3,207,190
Merck & Co., Inc.	36,998	2,835,527
Pfizer, Inc.	81,633	4,820,428
Security Description	Shares	Value
Viatris, Inc.	17,632	$ 238,561
		13,139,429
PROFESSIONAL SERVICES — 0.4%
IHS Markit, Ltd.	5,877	781,171
Leidos Holdings, Inc.	2,015	179,134
Nielsen Holdings PLC	5,447	111,718
Robert Half International, Inc.	1,612	179,770
Verisk Analytics, Inc.	2,402	549,409
		1,801,202
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	4,856	526,925
ROAD & RAIL — 1.0%
CSX Corp.	33,299	1,252,043
Norfolk Southern Corp.	3,578	1,065,206
Union Pacific Corp.	9,510	2,395,854
		4,713,103
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.5%
Advanced Micro Devices, Inc. (a)	17,639	2,538,252
Analog Devices, Inc.	7,862	1,381,904
Applied Materials, Inc.	13,386	2,106,421
Intel Corp.	59,306	3,054,259
KLA Corp.	2,302	990,113
Lam Research Corp.	2,069	1,487,922
Micron Technology, Inc.	16,326	1,520,767
NVIDIA Corp.	36,546	10,748,544
QUALCOMM, Inc.	16,508	3,018,818
Texas Instruments, Inc.	13,473	2,539,256
		29,386,256
SOFTWARE — 11.3%
Adobe, Inc. (a)	6,914	3,920,653
ANSYS, Inc. (a)	1,198	480,542
Autodesk, Inc. (a)	3,171	891,653
Intuit, Inc.	4,108	2,642,348
Microsoft Corp.	109,881	36,955,178
NortonLifeLock, Inc.	8,447	219,453
Oracle Corp.	23,650	2,062,517
salesforce.com, Inc. (a)	14,203	3,609,408
		50,781,752
SPECIALTY RETAIL — 2.5%
Best Buy Co., Inc.	3,238	328,981
CarMax, Inc. (a)	2,418	314,896
Gap, Inc.	3,236	57,115
Home Depot, Inc.	15,467	6,418,960
Lowe's Cos., Inc.	10,156	2,625,123
TJX Cos., Inc.	17,587	1,335,205
		11,080,280
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 9.3%
Apple, Inc.	228,130	40,509,044
Hewlett Packard Enterprise Co.	19,067	300,687
HP, Inc.	17,141	645,701

See accompanying notes to financial statements.
5

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Seagate Technology Holdings PLC	2,910	$ 328,772
		41,784,204
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Hanesbrands, Inc.	130	2,174
NIKE, Inc. Class B	18,620	3,103,395
PVH Corp.	1,151	122,754
Ralph Lauren Corp.	734	87,243
Tapestry, Inc.	3,992	162,075
Under Armour, Inc. Class A (a)	2,885	61,133
Under Armour, Inc. Class C (a)	3,017	54,427
VF Corp.	4,704	344,427
		3,937,628
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	8,409	538,681
United Rentals, Inc. (a)	1,051	349,237
W.W. Grainger, Inc.	622	322,345
		1,210,263
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	2,719	513,510
TOTAL COMMON STOCKS (Cost $388,045,078)		451,259,855
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (d) (e) (Cost $153,286)	153,271	153,286
TOTAL INVESTMENTS — 100.0% (Cost $388,198,364)		451,413,141
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (c)		218,024
NET ASSETS — 100.0%		$ 451,631,165

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2021.
REIT	Real Estate Investment Trust

At December 31, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	1	03/18/2022	$205,195	$207,038	$1,843

During the period ended December 31, 2021, average notional value related to futures contracts was $417,477.
See accompanying notes to financial statements.
6

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$451,259,855	$—	$—	$451,259,855
Short-Term Investment	153,286	—	—	153,286
TOTAL INVESTMENTS	$451,413,141	$—	$—	$451,413,141
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	1,843	—	—	1,843
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 1,843	$—	$—	$ 1,843
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$451,414,984	$—	$—	$451,414,984
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Corp.	2,976	$244,865	$ 210,005	$ 17,517	$5,949	$32,951	5,121	$476,253	$5,267
State Street Institutional Liquid Reserves Fund, Premier Class	112,404	112,438	4,108,161	4,067,213	(98)	(2)	153,271	153,286	140
Total		$357,303	$4,318,166	$4,084,730	$5,851	$32,949		$629,539	$5,407
See accompanying notes to financial statements.
7

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$450,783,602
Investments in affiliated issuers, at value	629,539
Total Investments	451,413,141
Net cash at broker	7,285
Cash	14,097
Receivable from broker — accumulated variation margin on futures contracts	1,845
Dividends receivable — unaffiliated issuers	227,641
Dividends receivable — affiliated issuers	2,953
TOTAL ASSETS	451,666,962
LIABILITIES
Advisory fee payable	35,797
TOTAL LIABILITIES	35,797
NET ASSETS	$451,631,165
NET ASSETS CONSIST OF:
Paid-in Capital	$389,076,717
Total distributable earnings (loss)	62,554,448
NET ASSETS	$451,631,165
NET ASSET VALUE PER SHARE
Net asset value per share	$ 45.28
Shares outstanding (unlimited amount authorized, $0.01 par value)	9,975,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$387,629,950
Investments in affiliated issuers	568,414
Total cost of investments	$388,198,364
See accompanying notes to financial statements.
8

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2021 (Unaudited)

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 2,321,073
Dividend income — affiliated issuers	5,407
TOTAL INVESTMENT INCOME (LOSS)	2,326,480
EXPENSES
Advisory fee	167,734
Trustees’ fees and expenses	1,201
Miscellaneous expenses	4
TOTAL EXPENSES	168,939
NET INVESTMENT INCOME (LOSS)	$ 2,157,541
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(86,191)
In-kind redemptions — unaffiliated issuers	4,599,248
In-kind redemptions — affiliated issuers	5,851
Futures contracts	60,082
Net realized gain (loss)	4,578,990
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	37,000,446
Investments — affiliated issuers	32,949
Futures contracts	1,843
Net change in unrealized appreciation/depreciation	37,035,238
NET REALIZED AND UNREALIZED GAIN (LOSS)	41,614,228
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$43,771,769
See accompanying notes to financial statements.
9

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended 12/31/21 (Unaudited)	For the Period 7/28/20(a)- 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,157,541	$ 1,518,815
Net realized gain (loss)	4,578,990	6,154,992
Net change in unrealized appreciation/depreciation	37,035,238	26,181,382
Net increase (decrease) in net assets resulting from operations	43,771,769	33,855,189
Net equalization credits and charges	324,608	384,489
Distributions to shareholders	(2,482,750)	(1,880,709)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	190,985,524	253,985,910
Cost of shares redeemed	(16,343,051)	(50,260,717)
Net income equalization	(324,608)	(384,489)
Net increase (decrease) in net assets from beneficial interest transactions	174,317,865	203,340,704
Net increase (decrease) in net assets during the period	215,931,492	235,699,673
Net assets at beginning of period	235,699,673	—
NET ASSETS AT END OF PERIOD	$451,631,165	$235,699,673
SHARES OF BENEFICIAL INTEREST:
Shares sold	4,475,000	7,325,000
Shares redeemed	(375,000)	(1,450,000)
Net increase (decrease) from share transactions	4,100,000	5,875,000
(a)	Commencement of operations.
See accompanying notes to financial statements.
10

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR S&P 500 ESG ETF
	Six Months Ended 12/31/21 (Unaudited)	For the Period 7/28/20*- 6/30/21
Net asset value, beginning of period	$ 40.12	$ 30.25
Income (loss) from investment operations:
Net investment income (loss) (a)	0.28	0.47
Net realized and unrealized gain (loss) (b)	5.12	9.76
Total from investment operations	5.40	10.23
Net equalization credits and charges (a)	0.04	0.12
Distributions to shareholders from:
Net investment income	(0.28)	(0.48)
Net asset value, end of period	$ 45.28	$ 40.12
Total return (c)	13.59%	34.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$451,631	$235,700
Ratios to average net assets:
Total expenses	0.10%(d)	0.10%(d)
Net investment income (loss)	1.29%(d)	1.39%(d)
Portfolio turnover rate (e)	1%(f)	16%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
11

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
NOTES TO FINANCIAL STATEMENTS
December 31, 2021 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the SPDR S&P 500 ESG ETF (the “Fund”).
The Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•   Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
12

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Fund underlying benchmarks Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments, according to the fair value hierarchy as of December 31, 2021, is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund's policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
Equalization
The Fund follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
13

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2021, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of December 31, 2021, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR S&P 500 ESG ETF
Futures Contracts	$—	$—	$—	$1,845	$—	$1,845
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR S&P 500 ESG ETF
Futures Contracts	$—	$—	$—	$60,082	$—	$60,082
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR S&P 500 ESG ETF
Futures Contracts	$—	$—	$—	$1,843	$—	$1,843
14

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Fund, facilities furnished, and expenses borne by the Adviser, the Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of the Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR S&P 500 ESG ETF	0.10%
From time to time, the Adviser may also waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for the Fund until October 31, 2022. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2022 except with the approval of the Board.
The Adviser pays all the expenses of the Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2021 are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2021, were as follows:
	Purchases	Sales
SPDR S&P 500 ESG ETF	$2,253,839	$2,395,375
15

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

For the period ended December 31, 2021, the Fund had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P 500 ESG ETF	$190,647,901	$16,289,812	$4,605,099
7.    Shareholder Transactions
The Fund issues and redeems its shares, at NAV, by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of the Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for, in-kind transactions, distributions in excess of current earnings and wash sale loss deferrals.
As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P 500 ESG ETF	$388,199,827	$66,021,756	$2,806,599	$63,215,157
9.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
16

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
17

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
SPDR S&P 500 ESG ETF
Annualized Expense Ratio	0.10%
Actual:
Ending Account Value	$1,135.90
Expenses Paid During Period(a)	0.54
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.70
Expenses Paid During Period(a)	0.51
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
18

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (the "Program"). The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund.
SSGA FM has been designated by the Board to administer the Fund's Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period September 2020 through June 2021, including:
•	the Program supported the Fund's ability to honor redemption requests timely;
•	the Program supported SSGA FM's management of the Fund's liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund's liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of the Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Fund's website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the Fund's website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Fund's Schedule of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
19

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SPDR Series Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2022 State Street Corporation - All Rights Reserved
SPDRSERTRESGSAR

Semi-Annual Report
December 31, 2021
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg Convertible Securities ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SPDR Bloomberg High Yield Bond ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SPDR Bloomberg Short Term High Yield Bond ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

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SPDR Bloomberg Convertible Securities ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
Broadcom, Inc. 8.00% 9/30/2022	2.5%
Wells Fargo & Co. 7.50% 12/31/2049	1.9
Bank of America Corp. 7.25% 12/31/2049	1.5
Palo Alto Networks, Inc. 0.38% 6/1/2025	1.2
Danaher Corp. 4.75% 4/15/2022	1.2
TOTAL	8.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2021

% of Net Assets
Corporate Bonds & Notes	77.7%
Convertible Preferred Stocks	20.5
Preferred Stocks	1.5
Common Stocks	0.1
Short-Term Investments	4.1
Liabilities in Excess of Other Assets	(3.9)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2021

% of Net Assets
Communications	25.6%
Technology	24.3
Consumer, Non-cyclical	17.5
Consumer, Cyclical	11.3
Financial	7.3
Utilities	6.7
Energy	2.9
Industrial	2.9
Basic Materials	1.3
Short-Term Investments	4.1
Liabilities in Excess of Other Assets	(3.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Bloomberg High Yield Bond ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
Mozart Debt Merger Sub, Inc. 3.88% 4/1/2029	0.4%
TransDigm, Inc. 6.25% 3/15/2026	0.4
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88% 8/15/2027	0.3
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026	0.3
Centene Corp. 4.63% 12/15/2029	0.3
TOTAL	1.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2021

% of Net Assets
Corporate Bonds & Notes	98.3%
Common Stocks	0.1
Short-Term Investments	3.4
Liabilities in Excess of Other Assets	(1.8)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2021

% of Net Assets
Consumer, Cyclical	20.0%
Consumer, Non-cyclical	18.5
Communications	17.8
Energy	12.3
Financial	10.8
Industrial	8.7
Basic Materials	4.1
Technology	3.8
Utilities	2.4
Short-Term Investments	3.4
Liabilities in Excess of Other Assets	(1.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR Bloomberg Short Term High Yield Bond ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
TransDigm, Inc. 6.25% 3/15/2026	0.9%
Sprint Corp. 7.88% 9/15/2023	0.8
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026	0.7
Caesars Entertainment, Inc. 6.25% 7/1/2025	0.7
HCA, Inc. 5.38% 2/1/2025	0.6
TOTAL	3.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2021

% of Net Assets
Corporate Bonds & Notes	97.9%
Common Stocks	0.0
Warrants	0.0 *
Short-Term Investments	3.1
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2021

% of Net Assets
Consumer, Cyclical	25.3%
Communications	14.0
Consumer, Non-cyclical	13.8
Energy	12.9
Financial	12.6
Industrial	10.6
Basic Materials	3.5
Technology	3.1
Utilities	1.9
Diversified	0.2
Short-Term Investments	3.1
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 77.7%
AIRLINES — 2.1%
American Airlines Group, Inc. 6.50%, 7/1/2025	$ 21,390,000	$ 29,611,674
Copa Holdings SA 4.50%, 4/15/2025	7,600,000	13,316,340
GOL Equity Finance SA 3.75%, 7/15/2024 (a)	8,920,000	7,565,677
JetBlue Airways Corp. 0.50%, 4/1/2026 (a)	15,565,000	14,549,228
Southwest Airlines Co. 1.25%, 5/1/2025	48,535,000	64,781,606
Spirit Airlines, Inc. 1.00%, 5/15/2026 (b)	8,630,000	7,444,497
		137,269,022
AUTO MANUFACTURERS — 2.6%
Fisker, Inc. 2.50%, 9/15/2026 (a)	13,000,000	13,545,610
Ford Motor Co. Zero Coupon, 3/15/2026 (a)	48,730,000	67,058,815
Li Auto, Inc. 0.25%, 5/1/2028 (a)	17,545,000	23,138,521
Lucid Group, Inc. 1.25%, 12/15/2026 (a)	36,750,000	36,230,355
NIO, Inc.:
0.01%, 2/1/2026 (a)	16,405,000	14,360,117
0.50%, 2/1/2027 (a)	17,950,000	15,379,560
		169,712,978
AUTO PARTS & EQUIPMENT — 0.2%
Luminar Technologies, Inc. 1.25%, 12/15/2026 (a)	11,400,000	12,211,224
BANKS — 0.2%
JPMorgan Chase Bank NA 0.13%, 1/1/2023 (a)	12,228,000	12,123,695
BIOTECHNOLOGY — 2.7%
BioMarin Pharmaceutical, Inc.:
0.60%, 8/1/2024	11,790,000	12,391,880
1.25%, 5/15/2027 (b)	11,886,000	12,359,895
See accompanying notes to financial statements.
4

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Bridgebio Pharma, Inc.:
2.25%, 2/1/2029 (a)	$ 16,800,000	$ 9,538,200
2.50%, 3/15/2027	12,770,000	9,400,380
Guardant Health, Inc. Zero Coupon, 11/15/2027	24,415,000	24,576,139
Halozyme Therapeutics, Inc. 0.25%, 3/1/2027 (a)	17,205,000	15,319,848
Illumina, Inc. Zero Coupon, 8/15/2023 (b)	16,904,000	19,388,043
Insmed, Inc. 0.75%, 6/1/2028	12,920,000	14,056,960
Intercept Pharmaceuticals, Inc.:
3.25%, 7/1/2023	1,507,000	1,419,021
3.50%, 2/15/2026 (a)	9,092,000	9,817,087
Ionis Pharmaceuticals, Inc.:
0.01%, 4/1/2026 (a)	13,220,000	11,621,966
0.13%, 12/15/2024	11,230,000	10,128,225
Ligand Pharmaceuticals, Inc. 0.75%, 5/15/2023	8,602,000	8,631,333
Livongo Health, Inc. 0.88%, 6/1/2025	11,240,000	12,889,807
		171,538,784
CHEMICALS — 0.2%
Amyris, Inc. 1.50%, 11/15/2026 (a)	12,455,000	10,423,216
COMMERCIAL SERVICES — 3.5%
2U, Inc. 2.25%, 5/1/2025 (b)	6,806,000	7,210,821
Affirm Holdings, Inc. 0.01%, 11/15/2026 (a)	36,897,000	33,371,861
Alarm.com Holdings, Inc. 0.01%, 1/15/2026 (a)	10,333,000	9,344,752
Block, Inc.:
0.13%, 3/1/2025	21,644,000	32,189,606
0.50%, 5/15/2023	11,486,000	23,927,980
Chegg, Inc.:
Zero Coupon, 9/1/2026	19,915,000	16,507,743
0.13%, 3/15/2025	13,793,000	13,554,105
Euronet Worldwide, Inc. 0.75%, 3/15/2049 (b)	12,416,000	13,446,404
See accompanying notes to financial statements.
5

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Marathon Digital Holdings, Inc. 1.00%, 12/1/2026 (a)	$ 17,440,000	$ 14,011,121
Repay Holdings Corp. 0.01%, 2/1/2026 (a)	10,330,000	8,935,656
Shift4 Payments, Inc.:
0.01%, 12/15/2025 (a)	15,187,000	16,073,465
0.50%, 8/1/2027 (a)	11,971,000	10,527,656
Square, Inc.:
Zero Coupon, 5/1/2026 (b)	10,435,000	10,784,990
0.25%, 11/1/2027 (b)	10,510,000	11,156,050
Stride, Inc. 1.13%, 9/1/2027	7,290,000	7,124,517
		228,166,727
COMPUTERS — 3.3%
3D Systems Corp. 0.01%, 11/15/2026 (a)	10,467,000	9,964,584
CyberArk Software, Ltd. Zero Coupon, 11/15/2024	12,342,000	15,619,171
Insight Enterprises, Inc. 0.75%, 2/15/2025	7,610,000	12,188,556
KBR, Inc. 2.50%, 11/1/2023	6,568,000	12,544,026
Lumentum Holdings, Inc.:
0.25%, 3/15/2024 (b)	10,413,000	18,472,350
0.50%, 12/15/2026	20,381,000	25,332,768
Parsons Corp. 0.25%, 8/15/2025	6,520,000	6,510,089
Pure Storage, Inc. 0.13%, 4/15/2023	10,983,000	14,664,941
Rapid7, Inc. 0.25%, 3/15/2027 (a)	13,720,000	17,699,486
Western Digital Corp. 1.50%, 2/1/2024	21,963,000	22,278,389
Zscaler, Inc. 0.13%, 7/1/2025	25,013,000	54,745,453
		210,019,813
COSMETICS/PERSONAL CARE — 0.2%
Beauty Health Co. 1.25%, 10/1/2026 (a)	15,057,000	15,930,005
See accompanying notes to financial statements.
6

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 1.4%
Coinbase Global, Inc. 0.50%, 6/1/2026 (a)	$ 29,605,000	$ 31,757,876
JPMorgan Chase Financial Co. LLC 0.25%, 5/1/2023 (a)	11,240,000	12,430,316
LendingTree, Inc. 0.50%, 7/15/2025	11,214,000	9,257,269
Sofi Technologies, Inc. 0.01%, 10/15/2026 (a)	25,852,000	26,883,236
Upstart Holdings, Inc. 0.25%, 8/15/2026 (a)	11,758,000	11,154,344
		91,483,041
ELECTRIC — 0.2%
NRG Energy, Inc. 2.75%, 6/1/2048	12,320,000	14,569,016
ELECTRONICS — 0.7%
Fortive Corp. 0.88%, 2/15/2022	24,939,000	24,953,714
Itron, Inc. 0.01%, 3/15/2026 (a)	9,285,000	8,511,002
Vishay Intertechnology, Inc. 2.25%, 6/15/2025	9,856,000	10,206,677
		43,671,393
ENERGY-ALTERNATE SOURCES — 1.8%
Array Technologies, Inc. 1.00%, 12/1/2028 (a)	8,925,000	8,455,634
Enphase Energy, Inc.:
0.01%, 3/1/2026 (a)	11,270,000	11,371,994
0.01%, 3/1/2028 (a)	14,530,000	14,972,729
NextEra Energy Partners L.P.:
0.01%, 6/15/2024 (a)	8,930,000	9,232,816
0.01%, 11/15/2025 (a)	12,590,000	14,388,985
SolarEdge Technologies, Inc. 0.01%, 9/15/2025	12,980,000	16,495,503
Stem, Inc. 0.50%, 12/1/2028 (a)	9,962,000	9,538,117
Sunnova Energy International, Inc. 0.25%, 12/1/2026 (a)	13,220,000	13,713,503
SunPower Corp. 4.00%, 1/15/2023	9,770,000	11,323,625
See accompanying notes to financial statements.
7

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Sunrun, Inc. 0.01%, 2/1/2026 (a)	$ 4,600,000	$ 3,627,422
		113,120,328
ENTERTAINMENT — 1.5%
Cinemark Holdings, Inc. 4.50%, 8/15/2025	11,005,000	15,796,027
DraftKings, Inc. 0.01%, 3/15/2028 (a)	26,575,000	20,123,121
Live Nation Entertainment, Inc.:
2.00%, 2/15/2025	9,769,000	12,939,822
2.50%, 3/15/2023	11,400,000	20,635,938
Marriott Vacations Worldwide Corp. 0.01%, 1/15/2026 (a)	11,000,000	12,964,600
Vail Resorts, Inc. Zero Coupon, 1/1/2026 (b)	11,820,000	12,706,264
		95,165,772
FOOD — 0.3%
Beyond Meat, Inc. 0.01%, 3/15/2027 (a)	24,645,000	17,143,555
HEALTH CARE PRODUCTS — 2.8%
Envista Holdings Corp. 2.38%, 6/1/2025	11,595,000	25,740,320
Exact Sciences Corp.:
0.38%, 3/15/2027	17,815,000	18,121,775
0.38%, 3/1/2028	29,208,000	28,268,963
1.00%, 1/15/2025 (b)	1,270,000	1,626,159
Haemonetics Corp. 0.01%, 3/1/2026 (a)	10,305,000	8,609,931
Insulet Corp. 0.38%, 9/1/2026	17,619,000	23,363,851
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025	11,750,000	12,791,755
Novocure, Ltd. Zero Coupon, 11/1/2025	14,030,000	12,915,176
NuVasive, Inc.:
0.38%, 3/15/2025	8,754,000	8,402,089
1.00%, 6/1/2023	9,373,000	9,339,257
Omnicell, Inc. 0.25%, 9/15/2025	12,295,000	23,220,829
See accompanying notes to financial statements.
8

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SmileDirectClub, Inc. 0.01%, 2/1/2026 (a)	$ 17,295,000	$ 6,654,078
		179,054,183
HEALTH CARE SERVICES — 0.7%
Invitae Corp. 2.00%, 9/1/2024 (b)	7,971,000	7,480,784
Oak Street Health, Inc. 0.01%, 3/15/2026 (a)	19,580,000	15,904,638
Teladoc Health, Inc. 1.25%, 6/1/2027 (b)	21,106,000	19,298,060
		42,683,482
HOME BUILDERS — 0.2%
LCI Industries 1.13%, 5/15/2026	10,250,000	11,292,425
INTERNET — 19.5%
Airbnb, Inc. Zero Coupon, 3/15/2026 (a)	41,585,000	40,717,121
Booking Holdings, Inc. 0.75%, 5/1/2025 (b)	19,062,000	28,056,214
Etsy, Inc.:
0.13%, 10/1/2026	14,195,000	36,182,487
0.13%, 9/1/2027	13,490,000	18,105,604
0.25%, 6/15/2028 (a)	21,075,000	24,771,766
Expedia Group, Inc. Zero Coupon, 2/15/2026 (a) (b)	20,500,000	23,688,775
Farfetch, Ltd. 3.75%, 5/1/2027	8,445,000	19,110,782
Fiverr International, Ltd. Zero Coupon, 11/1/2025 (b)	8,095,000	7,555,064
fuboTV, Inc. 3.25%, 2/15/2026 (a)	9,205,000	7,574,887
Hello Group, Inc. 1.25%, 7/1/2025	11,997,000	10,411,237
iQIYI, Inc.:
2.00%, 4/1/2025	26,004,000	18,921,811
4.00%, 12/15/2026	19,905,000	14,356,879
JOYY, Inc.:
0.75%, 6/15/2025	10,370,000	9,423,012
1.38%, 6/15/2026	11,320,000	10,091,440
See accompanying notes to financial statements.
9

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Lyft, Inc. 1.50%, 5/15/2025	$ 15,475,000	$ 20,641,638
Magnite, Inc. 0.25%, 3/15/2026 (a)	8,710,000	6,864,612
Mandiant, Inc.:
0.88%, 6/1/2024	12,156,000	12,634,460
Series B, 1.63%, 6/1/2035	10,880,000	10,848,666
Match Group Financeco 2, Inc. 0.88%, 6/15/2026 (a)	13,130,000	21,315,899
Match Group Financeco 3, Inc. 2.00%, 1/15/2030 (a)	12,070,000	21,302,705
MercadoLibre, Inc. 2.00%, 8/15/2028	8,846,000	27,507,875
NortonLifeLock, Inc. 2.00%, 8/15/2022 (a)	13,577,000	17,598,236
Okta, Inc.:
0.13%, 9/1/2025	22,405,000	30,396,863
0.38%, 6/15/2026	24,963,000	29,697,732
Opendoor Technologies, Inc. 0.25%, 8/15/2026 (a)	21,700,000	22,594,040
Palo Alto Networks, Inc.:
0.38%, 6/1/2025	41,840,000	79,262,951
0.75%, 7/1/2023	36,350,000	76,188,873
Perficient, Inc. 0.13%, 11/15/2026 (a)	8,981,000	8,566,706
Pinduoduo, Inc. 0.01%, 12/1/2025	44,606,000	40,303,751
Q2 Holdings, Inc. 0.13%, 11/15/2025	8,725,000	8,007,892
Sea, Ltd.:
0.25%, 9/15/2026	61,500,000	56,553,555
2.38%, 12/1/2025	23,351,000	59,716,913
Shopify, Inc. 0.13%, 11/1/2025 (b)	18,160,000	22,493,339
Snap, Inc.:
Zero Coupon, 5/1/2027 (a)	24,085,000	23,606,672
0.25%, 5/1/2025	5,035,000	11,153,683
0.75%, 8/1/2026	18,025,000	39,038,545
Spotify USA, Inc. 0.01%, 3/15/2026 (a)	31,540,000	28,593,218
TechTarget, Inc. Zero Coupon, 12/15/2026 (a)	7,428,000	7,392,717
See accompanying notes to financial statements.
10

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Twitter, Inc.:
0.01%, 3/15/2026 (a)	$ 30,625,000	$ 27,561,888
0.25%, 6/15/2024	24,439,000	26,655,617
Uber Technologies, Inc. Zero Coupon, 12/15/2025	22,075,000	21,831,513
Upwork, Inc. 0.25%, 8/15/2026 (a)	14,064,000	12,907,236
Vnet Group, Inc. 0.01%, 2/1/2026 (a) (b)	12,015,000	9,408,826
Wayfair, Inc.:
0.63%, 10/1/2025	33,233,000	30,321,789
1.00%, 8/15/2026	20,045,000	30,153,694
Wayfair, Inc. 1.13%, 11/1/2024	10,259,000	17,945,864
Weibo Corp. 1.25%, 11/15/2022	20,274,000	19,775,665
Wix.com, Ltd.:
Zero Coupon, 7/1/2023	9,788,000	12,497,906
Zero Coupon, 8/15/2025	11,322,000	10,315,814
Zendesk, Inc. 0.63%, 6/15/2025	23,865,000	28,497,435
Zillow Group, Inc.:
0.75%, 9/1/2024	12,935,000	20,159,844
1.38%, 9/1/2026	11,245,000	18,092,305
2.75%, 5/15/2025 (b)	12,727,000	16,383,467
		1,253,757,483
INVESTMENT COMPANY SECURITY — 0.3%
Ares Capital Corp.:
3.75%, 2/1/2022	7,575,000	8,447,337
4.63%, 3/1/2024	8,978,000	10,237,883
		18,685,220
IRON/STEEL — 0.2%
United States Steel Corp. 5.00%, 11/1/2026	7,266,000	14,572,762
LEISURE TIME — 1.9%
Carnival Corp. 5.75%, 4/1/2023	11,280,000	23,954,208
NCL Corp., Ltd.:
1.13%, 2/15/2027 (a)	25,968,000	24,403,168
5.38%, 8/1/2025	8,900,000	12,647,968
See accompanying notes to financial statements.
11

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Peloton Interactive, Inc. 0.01%, 2/15/2026 (a)	$ 20,675,000	$ 17,516,274
Royal Caribbean Cruises, Ltd.:
2.88%, 11/15/2023	12,345,000	14,614,381
4.25%, 6/15/2023	24,408,000	31,085,541
		124,221,540
LODGING — 0.4%
Huazhu Group, Ltd.:
0.38%, 11/1/2022	10,735,000	11,004,234
3.00%, 5/1/2026	11,396,000	12,821,297
		23,825,531
MACHINERY-DIVERSIFIED — 0.4%
Middleby Corp. 1.00%, 9/1/2025	16,314,000	26,152,647
MEDIA — 4.5%
Cable One, Inc. 0.01%, 3/15/2026 (a)	12,055,000	11,597,633
DISH Network Corp.:
Zero Coupon, 12/15/2025	41,120,000	41,223,622
2.38%, 3/15/2024	21,217,000	20,381,475
3.38%, 8/15/2026	64,377,000	60,396,570
Liberty Broadband Corp.:
1.25%, 9/30/2050 (a)	18,975,000	18,764,188
2.75%, 9/30/2050 (a)	11,661,000	11,865,301
Liberty Interactive LLC:
1.75%, 9/30/2046 (a)	6,672,000	12,799,031
3.75%, 2/15/2030	8,990,000	6,718,047
4.00%, 11/15/2029	7,657,000	5,753,546
Liberty Latin America, Ltd. 2.00%, 7/15/2024	8,189,000	8,066,656
Liberty Media Corp.:
0.50%, 12/1/2050 (a)	17,570,000	25,307,828
1.38%, 10/15/2023	20,702,000	31,109,724
2.13%, 3/31/2048 (a)	6,468,000	6,687,977
2.75%, 12/1/2049 (a)	13,920,000	14,371,982
Liberty Media Corp.-Liberty Formula One 1.00%, 1/30/2023	8,392,000	14,462,102
		289,505,682
See accompanying notes to financial statements.
12

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
MINING — 0.3%
MP Materials Corp. 0.25%, 4/1/2026 (a)	$ 14,905,000	$ 18,887,765
MISCELLANEOUS MANUFACTURER — 0.1%
John Bean Technologies Corp. 0.25%, 5/15/2026 (a)	7,050,000	7,796,736
OIL & GAS — 1.0%
EQT Corp. 1.75%, 5/1/2026	11,585,000	19,323,433
Pioneer Natural Resources Co. 0.25%, 5/15/2025	27,048,000	48,387,249
		67,710,682
PHARMACEUTICALS — 2.9%
Aphria, Inc. 5.25%, 6/1/2024 (a)	6,035,000	6,367,408
Dexcom, Inc. 0.25%, 11/15/2025 (b)	25,685,000	30,444,944
DexCom, Inc. 0.75%, 12/1/2023	17,230,000	56,267,149
Herbalife Nutrition, Ltd. 2.63%, 3/15/2024	11,955,000	11,994,691
Jazz Investments I, Ltd.:
1.50%, 8/15/2024	9,863,000	9,824,830
2.00%, 6/15/2026	21,540,000	24,264,164
Neurocrine Biosciences, Inc. 2.25%, 5/15/2024	6,792,000	8,496,317
Pacira BioSciences, Inc. 0.75%, 8/1/2025	10,055,000	11,149,989
Sarepta Therapeutics, Inc. 1.50%, 11/15/2024	11,850,000	17,218,524
Supernus Pharmaceuticals, Inc. 0.63%, 4/1/2023	8,650,000	8,564,452
Tilray, Inc. 5.00%, 10/1/2023	5,487,000	5,351,032
		189,943,500
PIPELINES — 0.1%
Golar LNG, Ltd. 2.75%, 2/15/2022	8,535,000	8,514,260
See accompanying notes to financial statements.
13

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
REAL ESTATE — 0.5%
Realogy Group LLC 0.25%, 6/15/2026 (a)	$ 8,415,000	$ 8,369,306
Redfin Corp.:
Zero Coupon, 10/15/2025	14,845,000	13,288,799
0.50%, 4/1/2027 (a)	11,745,000	9,495,598
		31,153,703
REAL ESTATE INVESTMENT TRUSTS — 0.4%
Blackstone Mortgage Trust, Inc. 4.38%, 5/5/2022	7,270,000	7,300,897
Pebblebrook Hotel Trust 1.75%, 12/15/2026	14,715,000	16,195,329
		23,496,226
RETAIL — 1.7%
American Eagle Outfitters, Inc. 3.75%, 4/15/2025	8,800,000	26,489,848
Burlington Stores, Inc. 2.25%, 4/15/2025	12,180,000	18,151,854
Dick's Sporting Goods, Inc. 3.25%, 4/15/2025	12,580,000	44,517,601
National Vision Holdings, Inc. 2.50%, 5/15/2025	7,765,000	13,019,808
Vroom, Inc. 0.75%, 7/1/2026 (a)	13,470,000	8,250,779
		110,429,890
SEMICONDUCTORS — 1.6%
MACOM Technology Solutions Holdings, Inc. 0.25%, 3/15/2026 (a)	8,470,000	9,928,534
Microchip Technology, Inc. 0.13%, 11/15/2024 (b)	14,057,000	17,524,440
ON Semiconductor Corp. Zero Coupon, 5/1/2027 (a) (b)	16,910,000	24,760,975
Silicon Laboratories, Inc. 0.63%, 6/15/2025	11,734,000	20,536,378
Wolfspeed, Inc. 1.75%, 5/1/2026 (b)	12,785,000	31,354,701
		104,105,028
SOFTWARE — 16.5%
8x8, Inc. 0.50%, 2/1/2024	10,320,000	10,234,034
See accompanying notes to financial statements.
14

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Akamai Technologies, Inc.:
0.13%, 5/1/2025	$ 24,676,000	$ 32,360,600
0.38%, 9/1/2027	24,297,000	28,550,433
Alteryx, Inc.:
0.50%, 8/1/2024	7,770,000	7,340,941
1.00%, 8/1/2026	10,496,000	9,383,004
Avalara, Inc. 0.25%, 8/1/2026 (a)	21,025,000	19,414,485
Avaya Holdings Corp. 2.25%, 6/15/2023	5,883,000	6,261,100
Bandwidth, Inc. 0.25%, 3/1/2026	6,534,000	6,963,741
Bentley Systems, Inc.:
0.13%, 1/15/2026 (a)	13,770,000	14,220,279
0.38%, 7/1/2027 (a)	13,500,000	12,388,815
Bilibili, Inc.:
0.50%, 12/1/2026 (a)	34,367,000	29,314,364
1.25%, 6/15/2027	16,112,000	22,241,327
1.38%, 4/1/2026	9,115,000	17,818,822
Bill.com Holdings, Inc.:
Zero Coupon, 12/1/2025	23,535,000	40,380,176
0.01%, 4/1/2027 (a) (b)	13,349,000	13,748,135
Blackline, Inc.:
0.01%, 3/15/2026 (a)	24,981,000	23,274,548
0.13%, 8/1/2024	5,083,000	7,642,240
Ceridian HCM Holding, Inc. 0.25%, 3/15/2026 (a)	13,380,000	13,935,538
Cloudflare, Inc. Zero Coupon, 8/15/2026 (a)	27,900,000	29,568,699
Confluent, Inc. Zero Coupon, 1/15/2027 (a)	22,840,000	24,822,055
Coupa Software, Inc.:
0.13%, 6/15/2025	17,568,000	21,641,668
0.38%, 6/15/2026	29,004,000	27,464,468
Datadog, Inc. 0.13%, 6/15/2025	14,703,000	29,496,276
DigitalOcean Holdings, Inc. 0.01%, 12/1/2026 (a)	31,931,000	28,466,806
DocuSign, Inc. Zero Coupon, 1/15/2024 (a) (b)	15,297,000	14,742,484
Dropbox, Inc.:
0.01%, 3/1/2026 (a)	16,190,000	15,703,490
See accompanying notes to financial statements.
15

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
0.01%, 3/1/2028 (a)	$ 13,980,000	$ 13,776,032
Envestnet, Inc. 0.75%, 8/15/2025 (a)	8,965,000	9,009,287
Everbridge, Inc.:
0.01%, 3/15/2026 (a)	6,786,000	5,761,246
0.13%, 12/15/2024 (b)	10,797,000	10,536,468
Fastly, Inc. 0.01%, 3/15/2026 (a)	20,245,000	16,534,091
Five9, Inc. 0.50%, 6/1/2025	14,588,000	17,832,225
Guidewire Software, Inc. 1.25%, 3/15/2025	8,575,000	9,991,676
HubSpot, Inc. 0.38%, 6/1/2025	9,621,000	22,850,741
Jamf Holding Corp. 0.13%, 9/1/2026 (a)	7,984,000	8,270,626
LivePerson, Inc. 0.01%, 12/15/2026	10,685,000	9,057,461
MicroStrategy, Inc.:
0.01%, 2/15/2027 (a)	22,760,000	16,564,045
0.75%, 12/15/2025	14,310,000	22,322,598
MongoDB, Inc. 0.25%, 1/15/2026	25,121,000	64,085,681
New Relic, Inc. 0.50%, 5/1/2023	10,810,000	12,934,814
Nuance Communications, Inc.:
1.00%, 12/15/2035	6,569,000	15,036,901
1.25%, 4/1/2025	565,000	1,592,797
Nutanix, Inc. 0.25%, 10/1/2027 (a)	14,715,000	13,399,332
Pegasystems, Inc. 0.75%, 3/1/2025	13,925,000	14,733,068
Porch Group, Inc. 0.75%, 9/15/2026 (a)	7,579,000	7,296,000
Progress Software Corp. 1.00%, 4/15/2026 (a)	6,385,000	6,608,411
RingCentral, Inc.:
Zero Coupon, 3/1/2025	20,804,000	19,659,156
Zero Coupon, 3/15/2026	13,905,000	12,374,338
Sailpoint Technologies Holdings, Inc. 0.13%, 9/15/2024	8,951,000	15,927,051
Splunk, Inc.:
0.50%, 9/15/2023	11,843,000	12,649,864
See accompanying notes to financial statements.
16

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
1.13%, 9/15/2025	$ 18,496,000	$ 20,431,606
1.13%, 6/15/2027	33,155,000	31,000,588
Tyler Technologies, Inc. 0.25%, 3/15/2026 (a)	11,622,000	14,231,023
Unity Software, Inc. 0.01%, 11/15/2026 (a)	36,871,000	33,708,943
Workday, Inc. 0.25%, 10/1/2022	25,006,000	46,610,434
Ziff Davis, Inc. 1.75%, 11/1/2026 (a)	11,479,000	14,198,719
Zynga, Inc.:
Zero Coupon, 12/15/2026	17,059,000	15,687,286
0.25%, 6/1/2024	16,273,000	17,557,916
		1,059,608,952
TELECOMMUNICATIONS — 0.6%
Infinera Corp. 2.13%, 9/1/2024	8,155,000	9,687,162
InterDigital, Inc. 2.00%, 6/1/2024	10,103,000	11,083,092
Nice, Ltd. Zero Coupon, 9/15/2025 (b)	10,036,000	12,247,633
Viavi Solutions, Inc. 1.00%, 3/1/2024	5,531,000	7,803,577
		40,821,464
TRANSPORTATION — 0.1%
CryoPort, Inc. 0.75%, 12/1/2026 (a)	8,478,000	7,841,896
TRUCKING & LEASING — 0.1%
Greenbrier Cos., Inc. 2.88%, 4/15/2028 (a)	7,360,000	7,983,171
TOTAL CORPORATE BONDS & NOTES (Cost $4,921,964,179)		5,004,592,797

See accompanying notes to financial statements.
17

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 0.1%
MEDIA — 0.1%
Gannett Co., Inc. (c) (cost $5,726,950)	1,000,000	$ 5,330,000
TOTAL COMMON STOCKS (Cost $5,726,950)		5,330,000
PREFERRED STOCKS — 1.5%
BANKS — 1.5%
Bank of America Corp. 7.25% 12/31/2049 (Cost $85,953,282)	65,578	94,786,441
CONVERTIBLE PREFERRED STOCKS — 20.5%
AGRICULTURE — 0.3%
Bunge Ltd. 4.88%, 12/31/2049	153,555	19,461,545
AUTO PARTS & EQUIPMENT — 0.7%
Aptiv PLC Series A, 5.50%, 6/15/2023	247,610	45,582,525
BANKS — 1.9%
Wells Fargo & Co. Series L, 7.50%, 12/31/2049	82,449	122,892,708
DIVERSIFIED FINANCIAL SERVICES — 1.2%
2020 Mandatory Exchangeable Trust 6.50%, 5/16/2023 (a)	14,715	20,047,716
AMG Capital Trust II 5.15%, 10/15/2037	198,648	11,658,154
KKR & Co., Inc. Series C, 6.00%, 9/15/2023 (b)	485,944	45,265,684
		76,971,554
ELECTRIC — 6.0%
AES Corp. 6.88%, 2/15/2024	229,575	22,039,200
Algonquin Power & Utilities Corp. 7.75%, 6/15/2024	498,055	23,528,118
American Electric Power Co., Inc.:
6.13%, 3/15/2022	361,380	18,112,366
6.13%, 8/15/2023	306,820	16,138,732
CenterPoint Energy, Inc. 4.57%, 9/15/2029 (d)	270,171	15,716,387
See accompanying notes to financial statements.
18

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Dominion Energy, Inc. Series A, 7.25%, 6/1/2022	342,615	$ 34,480,773
DTE Energy Co. 6.25%, 11/1/2022	543,605	27,908,681
NextEra Energy, Inc.:
4.87%, 9/1/2022 (e)	630,255	42,914,063
5.28%, 3/1/2023 (e)	1,041,635	59,935,678
6.22%, 9/1/2023 (e)	831,835	48,171,565
PG&E Corp. 5.50%, 8/16/2023	345,775	39,999,252
Southern Co. Series 2019, 6.75%, 8/1/2022	722,305	38,823,894
		387,768,709
ELECTRONICS — 0.2%
II-VI, Inc. Series A, 6.00%, 7/1/2023 (b)	54,705	15,482,609
ENGINEERING & CONSTRUCTION — 0.3%
Fluor Corp. 6.50%, 8/15/2051 (a)	13,425	17,699,520
ENVIRONMENTAL CONTROL — 0.5%
GFL Environmental, Inc. 6.00%, 3/15/2023	335,190	29,144,770
GAS — 0.3%
NiSource, Inc. 7.75%, 3/1/2024	194,325	21,762,457
HAND & MACHINE TOOLS — 0.3%
Stanley Black & Decker, Inc. 5.25%, 11/15/2022 (b)	155,100	16,935,369
HEALTH CARE PRODUCTS — 3.4%
Avantor, Inc. Series A, 6.25%, 5/15/2022	438,770	56,693,472
Boston Scientific Corp. Series A, 5.50%, 6/1/2023	198,725	22,785,808
Danaher Corp.:
Series A, 4.75%, 4/15/2022	35,235	77,305,590
Series B, 5.00%, 4/15/2023 (b)	35,510	61,722,417
		218,507,287
See accompanying notes to financial statements.
19

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
IRON/STEEL — 0.6%
ArcelorMittal SA 5.50%, 5/18/2023	533,462	$ 39,534,869
MEDIA — 0.2%
ViacomCBS, Inc. Series A, 5.75%, 4/1/2024 (b)	233,705	11,736,665
METAL FABRICATE & HARDWARE — 0.2%
RBC Bearings, Inc. Series A, 5.00%, 10/15/2024	104,850	10,994,571
PHARMACEUTICALS — 0.7%
Becton Dickinson and Co. Series B, 6.00%, 6/1/2023 (b)	629,500	33,206,125
Elanco Animal Health, Inc. 5.00%, 2/1/2023 (b)	209,060	9,336,620
		42,542,745
SEMICONDUCTORS — 2.5%
Broadcom, Inc. Series A, 8.00%, 9/30/2022	78,870	163,686,009
SOFTWARE — 0.4%
Clarivate PLC Series A, 5.25%, 6/1/2024	308,300	28,012,138
TELECOMMUNICATIONS — 0.7%
2020 Cash Mandatory Exchangeable Trust 5.25%, 6/1/2023 (a)	43,630	45,595,531
WATER — 0.1%
Essential Utilities, Inc. 6.00%, 4/30/2022	144,345	9,409,851
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,030,746,703)		1,323,721,432
SHORT-TERM INVESTMENTS — 4.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (f) (g)	11,933,778	11,934,971
See accompanying notes to financial statements.
20

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	249,278,300	$ 249,278,300
TOTAL SHORT-TERM INVESTMENTS (Cost $261,213,271)		261,213,271
TOTAL INVESTMENTS — 103.9% (Cost $6,305,604,385)		6,689,643,941
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(249,794,260)
NET ASSETS — 100.0%		$ 6,439,849,681
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 26.5% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	Non-income producing security.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2021. Maturity date shown is the final maturity.
(e)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2021.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$5,004,592,797	$—	$5,004,592,797
Common Stocks	5,330,000	—	—	5,330,000
Convertible Preferred Stocks	1,224,662,278	99,059,154	—	1,323,721,432
Preferred Stocks	94,786,441	—	—	94,786,441
Short-Term Investments	261,213,271	—	—	261,213,271
TOTAL INVESTMENTS	$1,585,991,990	$5,103,651,951	$—	$6,689,643,941
See accompanying notes to financial statements.
21

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
NextEra Energy, Inc.	937,835	$ 46,329,049	$ 10,116,640	$ 15,730,079	$ 972,874	$ 6,483,081	831,835	$ 48,171,565	$1,420,785
NextEra Energy, Inc.	1,022,135	50,043,730	9,735,490	9,039,696	1,194,074	8,002,080	1,041,635	59,935,678	1,470,380
NextEra Energy, Inc.	596,755	33,507,793	8,068,445	6,436,850	1,557,164	6,217,511	630,255	42,914,063	787,443
State Street Institutional Liquid Reserves Fund, Premier Class	65,260,023	65,279,601	383,023,449	436,366,691	(1,388)	—	11,933,778	11,934,971	2,325
State Street Navigator Securities Lending Portfolio II	320,117,599	320,117,599	809,392,231	880,231,530	—	—	249,278,300	249,278,300	1,103,746
Total		$515,277,772	$1,220,336,255	$1,347,804,846	$3,722,724	$20,702,672		$412,234,577	$4,784,679
See accompanying notes to financial statements.
22

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.3%
ADVERTISING — 0.8%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$ 7,673,000	$ 8,056,804
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/2029 (a)	8,232,000	8,791,118
7.75%, 4/15/2028 (a)	7,957,000	8,546,693
Lamar Media Corp.:
3.63%, 1/15/2031	5,153,000	5,021,495
3.75%, 2/15/2028	4,821,000	4,846,455
4.00%, 2/15/2030	6,007,000	6,076,801
Midas OpCo Holdings LLC 5.63%, 8/15/2029 (a)	9,988,000	10,221,120
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	5,571,000	5,578,187
4.63%, 3/15/2030 (a)	4,040,000	4,041,656
5.00%, 8/15/2027 (a)	6,621,000	6,774,806
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (a)	8,620,000	9,319,944
		77,275,079
AEROSPACE & DEFENSE — 2.1%
Bombardier, Inc.:
6.00%, 2/15/2028 (a)	6,547,000	6,563,433
7.13%, 6/15/2026 (a)	10,153,000	10,542,977
7.50%, 12/1/2024 (a)	9,178,000	9,535,758
7.88%, 4/15/2027 (a) (b)	16,377,000	16,982,785
F-Brasile SpA/F-Brasile US LLC Series XR, 7.38%, 8/15/2026 (a)	5,409,000	5,399,318
Howmet Aerospace, Inc.:
3.00%, 1/15/2029	4,519,000	4,526,953
6.88%, 5/1/2025	4,540,000	5,217,050
Maxar Space Robotics LLC 9.75%, 12/31/2023 (a)	3,071,000	3,308,327
Moog, Inc. 4.25%, 12/15/2027 (a)	3,435,500	3,459,068
Rolls-Royce PLC 5.75%, 10/15/2027 (a)	7,129,000	7,877,260
Spirit AeroSystems, Inc.:
4.60%, 6/15/2028 (b)	4,608,000	4,620,165
5.50%, 1/15/2025 (a)	5,791,000	6,011,463
7.50%, 4/15/2025 (a)	9,433,000	9,925,025
See accompanying notes to financial statements.
23

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
TransDigm, Inc.:
4.63%, 1/15/2029	$ 11,880,000	$ 11,844,004
4.88%, 5/1/2029	6,478,000	6,495,944
5.50%, 11/15/2027	21,669,000	22,332,071
6.25%, 3/15/2026 (a)	32,774,000	34,056,447
6.38%, 6/15/2026	859,000	882,726
7.50%, 3/15/2027	5,563,000	5,819,788
8.00%, 12/15/2025 (a)	10,185,000	10,743,342
Triumph Group, Inc.:
6.25%, 9/15/2024 (a)	4,539,000	4,566,643
8.88%, 6/1/2024 (a)	6,680,000	7,281,467
		197,992,014
AGRICULTURE — 0.2%
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	3,972,000	4,095,847
Vector Group, Ltd.:
5.75%, 2/1/2029 (a)	8,216,000	7,992,279
10.50%, 11/1/2026 (a)	4,351,000	4,508,767
		16,596,893
AIRLINES — 1.9%
Air Canada 3.88%, 8/15/2026 (a)	10,536,000	10,773,165
American Airlines Group, Inc. 3.75%, 3/1/2025 (a) (b)	3,656,000	3,404,394
American Airlines, Inc. 11.75%, 7/15/2025 (a)	21,609,000	26,865,605
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/2026 (a)	30,332,922	31,567,775
5.75%, 4/20/2029 (a)	23,771,400	25,421,611
Delta Air Lines, Inc.:
2.90%, 10/28/2024 (b)	7,387,000	7,531,342
3.63%, 3/15/2022	78,000	78,090
3.75%, 10/28/2029 (b)	3,917,000	4,018,646
3.80%, 4/19/2023	3,061,000	3,126,873
4.38%, 4/19/2028 (b)	4,251,000	4,525,232
7.38%, 1/15/2026 (b)	9,088,000	10,671,130
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd. 5.75%, 1/20/2026 (a)	12,305,535	12,905,553
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd. 8.00%, 9/20/2025 (a)	4,860,152	5,364,150
See accompanying notes to financial statements.
24

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	$ 15,758,000	$ 16,441,897
4.63%, 4/15/2029 (a)	17,091,000	17,726,101
		180,421,564
APPAREL — 0.2%
Levi Strauss & Co. 3.50%, 3/1/2031 (a)	3,937,000	4,014,598
William Carter Co.:
5.50%, 5/15/2025 (a)	4,047,000	4,220,171
5.63%, 3/15/2027 (a)	5,414,000	5,595,207
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	4,382,000	4,240,943
		18,070,919
AUTO MANUFACTURERS — 2.5%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a)	7,941,000	7,726,514
5.88%, 6/1/2029 (a)	4,970,000	5,420,729
Aston Martin Capital Holdings, Ltd. 10.50%, 11/30/2025 (a)	9,673,000	10,618,923
Ford Motor Co.:
3.25%, 2/12/2032	18,198,000	18,630,202
9.00%, 4/22/2025	5,388,500	6,586,364
9.63%, 4/22/2030	390,000	569,973
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	10,017,000	10,117,170
2.90%, 2/16/2028 (b)	6,599,000	6,630,147
3.09%, 1/9/2023	11,325,000	11,500,311
3.35%, 11/1/2022	3,042,000	3,083,432
3.37%, 11/17/2023	6,536,000	6,745,152
3.38%, 11/13/2025	10,379,000	10,769,147
3.63%, 6/17/2031	6,984,000	7,354,920
3.81%, 1/9/2024	7,192,000	7,445,949
3.82%, 11/2/2027	3,557,000	3,759,500
4.00%, 11/13/2030	9,421,000	10,130,967
4.06%, 11/1/2024	8,936,000	9,406,302
4.13%, 8/17/2027	11,585,000	12,506,007
4.14%, 2/15/2023	8,150,000	8,376,081
4.27%, 1/9/2027	5,239,000	5,647,118
4.54%, 8/1/2026	5,008,000	5,437,887
4.69%, 6/9/2025	4,357,000	4,683,819
See accompanying notes to financial statements.
25

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.11%, 5/3/2029	$ 10,308,000	$ 11,725,350
5.13%, 6/16/2025	13,755,000	14,998,177
5.58%, 3/18/2024	10,144,000	10,930,363
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a) (b)	2,992,000	2,881,984
5.50%, 7/15/2029 (a)	4,179,000	4,132,153
5.88%, 1/15/2028 (a) (b)	6,682,000	6,804,615
7.75%, 10/15/2025 (a)	6,274,000	6,768,956
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	4,293,000	4,488,632
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	5,503,000	5,574,594
		241,451,438
AUTO PARTS & EQUIPMENT — 1.0%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a)	60	61
Adient US LLC 9.00%, 4/15/2025 (a)	5,620,000	5,988,728
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029 (b)	4,842,000	4,752,617
Borgwarner Jersey Ltd. 5.00%, 10/1/2025 (a)	54,000	58,001
Clarios Global L.P./Clarios US Finance Co.:
6.25%, 5/15/2026 (a)	7,271,000	7,618,190
8.50%, 5/15/2027 (a)	16,054,000	17,019,809
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	4,045,000	4,211,452
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	6,170,000	6,115,272
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027	7,026,000	7,447,209
5.00%, 5/31/2026	81,000	83,444
5.00%, 7/15/2029 (a)	8,672,000	9,312,167
5.25%, 4/30/2031 (b)	4,426,000	4,824,960
5.25%, 7/15/2031 (a) (b)	6,053,000	6,576,221
9.50%, 5/31/2025	7,846,000	8,463,166
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	3,718,000	3,721,346
Tenneco, Inc.:
5.13%, 4/15/2029 (a)	8,114,000	7,997,889
See accompanying notes to financial statements.
26

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
7.88%, 1/15/2029 (a)	$ 5,122,000	$ 5,556,243
		99,746,775
BANKS — 0.9%
CIT Group, Inc.:
4.75%, 2/16/2024	4,172,000	4,413,767
5.25%, 3/7/2025	3,302,000	3,628,436
SOFR + 3.83%, 3.93%, 6/19/2024 (b) (c)	3,230,000	3,347,766
Deutsche Bank AG:
5 Year USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	9,403,000	10,149,974
SOFR + 2.76%, 3.73%, 1/14/2032 (c)	10,462,000	10,690,804
SOFR + 5.44%, 5.88%, 7/8/2031 (c)	4,555,000	5,343,607
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	6,112,000	5,988,171
7.63%, 5/1/2026 (a)	4,973,000	5,078,577
8.25%, 4/15/2025 (a)	5,367,000	5,501,551
Intesa Sanpaolo SpA 1 year CMT + 2.60%, 4.20%, 6/1/2032 (a) (c)	5,164,000	5,214,762
UniCredit SpA:
5 year CMT + 4.75%, 5.46%, 6/30/2035 (a) (c)	9,756,000	10,632,284
5 Year USD ICE Swap + 3.70%, 5.86%, 6/19/2032 (a) (c)	7,278,000	7,960,749
5 Year USD ICE Swap + 4.914%, 7.30%, 4/2/2034 (a) (c)	10,724,000	12,806,065
		90,756,513
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	7,947,000	7,879,292
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	6,477,000	6,261,834
		14,141,126
BIOTECHNOLOGY — 0.1%
Grifols Escrow Issuer SA 4.75%, 10/15/2028 (a)	6,433,000	6,492,956
BUILDING MATERIALS — 1.2%
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	8,767,000	9,119,609
5.00%, 3/1/2030 (a)	4,654,000	4,995,883
6.75%, 6/1/2027 (a)	5,725,000	6,036,841
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	4,153,000	4,430,337
See accompanying notes to financial statements.
27

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a) (b)	$ 3,278,000	$ 3,256,103
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 7/15/2025 (a)	3,144,000	3,334,683
Griffon Corp. 5.75%, 3/1/2028	9,466,500	9,846,580
Koppers, Inc. 6.00%, 2/15/2025 (a)	3,839,000	3,895,433
Masonite International Corp. 5.38%, 2/1/2028 (a)	4,821,000	5,065,425
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	4,623,000	4,695,812
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	7,212,000	7,248,060
SRM Escrow Issuer LLC 6.00%, 11/1/2028 (a)	10,003,000	10,677,102
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	6,663,250	6,425,039
4.38%, 7/15/2030 (a)	11,653,000	11,901,442
4.75%, 1/15/2028 (a)	7,185,000	7,432,595
5.00%, 2/15/2027 (a)	7,734,000	7,960,761
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 1/15/2029 (a)	5,188,000	5,431,992
Victors Merger Corp. 6.38%, 5/15/2029 (a) (b)	4,321,000	4,057,376
		115,811,073
CHEMICALS — 1.9%
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	4,704,000	4,557,565
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. 4.75%, 6/15/2027 (a)	2,532,000	2,642,876
Chemours Co.:
4.63%, 11/15/2029 (a)	4,651,000	4,612,536
5.38%, 5/15/2027 (b)	6,044,000	6,497,300
5.75%, 11/15/2028 (a)	6,756,000	7,066,573
Consolidated Energy Finance SA 5.63%, 10/15/2028 (a)	3,588,000	3,514,805
CVR Partners L.P./CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	5,119,000	5,410,527
Diamond BC B.V. 4.63%, 10/1/2029 (a)	4,362,000	4,326,493
See accompanying notes to financial statements.
28

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	$ 6,268,000	$ 6,345,723
EverArc Escrow S.a.r.l. 5.00%, 10/30/2029 (a)	5,459,000	5,463,749
INEOS Quattro Finance 2 PLC 3.38%, 1/15/2026 (a)	3,939,000	3,953,141
Ingevity Corp. 3.88%, 11/1/2028 (a)	5,770,000	5,626,442
Methanex Corp.:
5.13%, 10/15/2027	7,283,000	7,670,456
5.25%, 12/15/2029	6,080,000	6,424,979
Olin Corp.:
5.00%, 2/1/2030 (b)	5,861,000	6,173,684
5.13%, 9/15/2027	4,729,000	4,871,627
5.63%, 8/1/2029	8,818,000	9,556,860
Olympus Water US Holding Corp. 4.25%, 10/1/2028 (a)	7,670,000	7,561,930
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	3,809,000	3,892,074
Rayonier AM Products, Inc.:
5.50%, 6/1/2024 (a)	24,000	24,119
7.63%, 1/15/2026 (a)	258	274
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a)	8,833,000	8,491,781
6.63%, 5/1/2029 (a) (b)	4,988,000	4,692,012
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	7,031,000	7,246,571
TPC Group, Inc. 10.50%, 8/1/2024 (a)	5,784,000	4,188,599
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a)	3,753,000	3,816,163
Tronox, Inc.:
4.63%, 3/15/2029 (a)	8,180,000	8,159,550
6.50%, 5/1/2025 (a)	5,431,000	5,743,391
Unifrax Escrow Issuer Corp. 5.25%, 9/30/2028 (a)	5,951,000	6,025,031
Valvoline, Inc.:
3.63%, 6/15/2031 (a)	4,953,000	4,825,262
4.25%, 2/15/2030 (a)	3,180,000	3,244,872
WR Grace & Co-Conn 4.88%, 6/15/2027 (a)	1,031,000	1,054,239
See accompanying notes to financial statements.
29

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	$ 6,747,000	$ 6,930,181
5.63%, 8/15/2029 (a)	10,289,000	10,569,993
		181,181,378
COAL — 0.0% (d)
Peabody Energy Corp. 6.38%, 3/31/2025 (a)	181,000	170,800
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	4,042,000	4,024,741
		4,195,541
COMMERCIAL SERVICES — 4.6%
ADT Security Corp. 4.13%, 8/1/2029 (a)	8,335,000	8,269,737
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	7,767,000	7,579,815
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a)	5,209,000	5,258,121
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a)	6,764,000	6,577,111
6.63%, 7/15/2026 (a)	17,128,500	17,965,912
9.75%, 7/15/2027 (a)	9,638,000	10,302,637
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 S.a.r.l:
4.63%, 6/1/2028 (a)	6,398,000	6,280,725
4.63%, 6/1/2028 (a)	8,834,000	8,826,933
AMN Healthcare, Inc. 4.63%, 10/1/2027 (a)	4,206,000	4,360,697
Aptim Corp. 7.75%, 6/15/2025 (a)	3,392,000	3,013,283
APX Group, Inc.:
5.75%, 7/15/2029 (a)	6,043,000	5,982,630
6.75%, 2/15/2027 (a)	6,685,000	7,062,903
ASGN, Inc. 4.63%, 5/15/2028 (a)	4,036,000	4,186,946
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a)	4,183,000	4,282,723
5.38%, 3/1/2029 (a) (b)	4,686,000	4,936,701
Block, Inc.:
2.75%, 6/1/2026 (a)	8,118,000	8,151,527
3.50%, 6/1/2031 (a)	8,062,000	8,304,989
See accompanying notes to financial statements.
30

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Brink's Co. 4.63%, 10/15/2027 (a)	$ 4,471,000	$ 4,628,424
Cimpress PLC 7.00%, 6/15/2026 (a)	5,255,000	5,491,685
CoreCivic, Inc. 8.25%, 4/15/2026 (b)	4,660,000	4,869,700
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	6,840,000	6,811,819
Deluxe Corp. 8.00%, 6/1/2029 (a)	5,202,000	5,438,171
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	6,284,000	6,287,770
6.00%, 6/1/2029 (a)	4,892,000	4,705,664
9.50%, 11/1/2027 (a)	4,189,000	4,517,041
Gartner, Inc.:
3.63%, 6/15/2029 (a)	4,797,000	4,850,630
3.75%, 10/1/2030 (a)	5,759,000	5,854,311
4.50%, 7/1/2028 (a)	6,274,000	6,552,691
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	4,617,000	4,583,204
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	9,935,000	10,342,732
Hertz Corp.:
4.63%, 12/1/2026 (a) (b)	5,135,000	5,178,493
5.00%, 12/1/2029 (a)	8,999,000	9,022,577
IHS Markit, Ltd.:
4.13%, 8/1/2023	13,000	13,573
4.25%, 5/1/2029	103,000	116,687
4.75%, 2/15/2025 (a)	103,000	111,934
4.75%, 8/1/2028	11,000	12,719
Metis Merger Sub LLC 6.50%, 5/15/2029 (a)	4,460,000	4,370,176
MPH Acquisition Holdings LLC:
5.50%, 9/1/2028 (a)	9,645,000	9,773,375
5.75%, 11/1/2028 (a) (b)	13,221,000	12,567,883
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	7,295,000	7,543,760
Nielsen Co. Luxembourg SARL 5.00%, 2/1/2025 (a) (b)	4,578,000	4,649,234
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 7/15/2029 (a)	5,117,000	5,033,388
4.75%, 7/15/2031 (a)	6,041,000	5,986,208
See accompanying notes to financial statements.
31

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.63%, 10/1/2028 (a)	$ 7,375,000	$ 7,614,688
5.88%, 10/1/2030 (a)	6,950,000	7,338,088
North Queensland Export Terminal Pty, Ltd. 4.45%, 12/15/2022 (a)	2,912,000	2,807,547
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (a)	5,231,000	5,414,137
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	9,959,000	9,590,915
5.25%, 4/15/2024 (a)	5,737,000	6,105,201
5.75%, 4/15/2026 (a)	12,270,000	13,171,232
6.25%, 1/15/2028 (a)	11,905,000	12,429,415
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	4,182,000	4,304,784
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	2,431,000	2,457,474
Sabre GLBL, Inc.:
7.38%, 9/1/2025 (a)	6,810,000	7,082,468
9.25%, 4/15/2025 (a)	6,951,000	7,853,935
Service Corp. International:
3.38%, 8/15/2030	7,186,000	7,057,083
4.00%, 5/15/2031	6,477,000	6,609,260
4.63%, 12/15/2027	2,368,000	2,477,638
5.13%, 6/1/2029	5,463,000	5,883,596
Sotheby's 7.38%, 10/15/2027 (a) (b)	7,853,000	8,362,110
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	5,080,000	4,781,194
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	4,492,000	4,475,290
United Rentals North America, Inc.:
3.75%, 1/15/2032	5,128,000	5,168,563
3.88%, 2/15/2031	8,282,000	8,410,702
4.00%, 7/15/2030	6,020,000	6,215,469
4.88%, 1/15/2028	11,940,000	12,546,074
5.25%, 1/15/2030	5,404,000	5,850,424
5.50%, 5/15/2027	1,555,000	1,616,485
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	2,454,000	2,593,142
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	8,234,000	8,651,381
See accompanying notes to financial statements.
32

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
WW International, Inc. 4.50%, 4/15/2029 (a) (b)	$ 8,359,000	$ 7,997,891
		445,523,425
COMPUTERS — 1.0%
Booz Allen Hamilton, Inc.:
3.88%, 9/1/2028 (a)	4,884,000	4,963,463
4.00%, 7/1/2029 (a)	3,956,000	4,088,051
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	4,341,000	4,277,795
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029 (b)	4,880,000	4,819,244
Diebold Nixdorf, Inc. 9.38%, 7/15/2025 (a)	7,519,000	8,080,293
Exela Intermediate LLC/Exela Finance, Inc. 11.50%, 7/15/2026 (a)	5,962,000	4,238,744
NCR Corp.:
5.00%, 10/1/2028 (a)	5,679,000	5,851,982
5.13%, 4/15/2029 (a)	10,561,000	10,920,391
5.75%, 9/1/2027 (a)	4,498,000	4,702,434
6.13%, 9/1/2029 (a)	4,083,000	4,369,627
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	4,033,000	4,156,531
Seagate HDD Cayman:
3.13%, 7/15/2029 (b)	3,974,000	3,885,221
3.38%, 7/15/2031	2,494,000	2,427,759
3.38%, 7/15/2031	1,897,000	1,846,616
4.09%, 6/1/2029	7,223,000	7,478,405
4.13%, 1/15/2031	3,821,000	3,975,445
4.88%, 3/1/2024	4,081,000	4,327,084
Vericast Corp. 11.00%, 9/15/2026 (a)	10,671,780	11,276,550
		95,685,635
COSMETICS/PERSONAL CARE — 0.3%
Coty, Inc.:
5.00%, 4/15/2026 (a)	8,419,000	8,675,864
6.50%, 4/15/2026 (a) (b)	5,591,000	5,762,699
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC 4.75%, 1/15/2029 (a)	3,280,000	3,336,744
See accompanying notes to financial statements.
33

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	$ 4,326,000	$ 4,361,646
5.50%, 6/1/2028 (a)	5,004,000	5,314,048
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	4,798,000	4,450,673
		31,901,674
DISTRIBUTION & WHOLESALE — 0.6%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	5,072,000	5,189,163
Avient Corp. 5.75%, 5/15/2025 (a)	6,558,000	6,842,158
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	3,071,000	3,126,984
H&E Equipment Services Co. 3.88%, 12/15/2028 (a)	9,977,000	9,923,124
IAA, Inc. 5.50%, 6/15/2027 (a)	3,970,000	4,118,359
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	7,244,000	7,335,782
Ritchie Bros Holdings, Inc. 4.75%, 12/15/2031 (a)	3,380,000	3,526,624
Univar Solutions USA, Inc. 5.13%, 12/1/2027 (a)	4,579,000	4,780,201
Wolverine Escrow LLC:
8.50%, 11/15/2024 (a)	8,205,000	7,713,521
9.00%, 11/15/2026 (a)	6,195,000	5,877,940
REGS, 13.13%, 11/15/2027 (a)	4,819,000	3,074,715
		61,508,571
DIVERSIFIED FINANCIAL SERVICES — 3.6%
AG Issuer LLC 6.25%, 3/1/2028 (a)	3,246,000	3,374,055
Ally Financial, Inc. 5.75%, 11/20/2025	16,000	18,051
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a) (b)	9,051,000	8,472,008
3.63%, 10/1/2031 (a) (b)	9,389,000	8,652,808
Credit Acceptance Corp. 5.13%, 12/31/2024 (a)	52,000	53,331
CURO Finance LLC 7.50%, 8/1/2028 (a)	716,411	719,161
See accompanying notes to financial statements.
34

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Curo Group Holdings Corp. 7.50%, 8/1/2028 (a)	$ 6,775,000	$ 6,816,666
Enact Holdings, Inc. 6.50%, 8/15/2025 (a)	8,607,500	9,424,438
Global Aircraft Leasing Co., Ltd. 6.50%, 9/15/2024 (a)	14,001,970	13,524,643
goeasy, Ltd. 5.38%, 12/1/2024 (a)	6,589,000	6,772,372
Home Point Capital, Inc. 5.00%, 2/1/2026 (a)	4,839,000	4,483,769
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029 (a)	6,163,000	6,249,713
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 8/15/2028 (a)	8,073,000	8,280,476
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	6,431,000	6,071,057
6.50%, 11/1/2025 (a)	6,180,000	6,099,104
LPL Holdings, Inc. 4.00%, 3/15/2029 (a)	6,879,000	7,057,372
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (a)	8,245,000	8,602,338
Nationstar Mortgage Holdings, Inc.:
5.13%, 12/15/2030 (a)	5,245,000	5,222,079
5.50%, 8/15/2028 (a)	6,883,000	7,079,578
5.75%, 11/15/2031 (a)	5,565,000	5,558,878
6.00%, 1/15/2027 (a)	4,442,000	4,623,500
Navient Corp.:
4.88%, 3/15/2028	5,820,000	5,812,667
5.00%, 3/15/2027	7,519,000	7,665,996
5.50%, 3/15/2029	4,457,000	4,460,343
6.75%, 6/25/2025	4,848,000	5,337,696
6.75%, 6/15/2026	6,733,000	7,440,840
7.25%, 9/25/2023	330	356
NFP Corp.:
4.88%, 8/15/2028 (a)	5,066,000	5,135,759
6.88%, 8/15/2028 (a)	14,257,000	14,313,030
OneMain Finance Corp.:
3.50%, 1/15/2027	4,371,000	4,328,033
3.88%, 9/15/2028	7,128,000	6,999,340
4.00%, 9/15/2030 (b)	7,187,800	7,067,045
5.38%, 11/15/2029	5,853,000	6,364,377
5.63%, 3/15/2023	6,074,000	6,349,091
See accompanying notes to financial statements.
35

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
6.13%, 3/15/2024	$ 11,553,000	$ 12,249,646
6.63%, 1/15/2028	6,865,000	7,732,187
6.88%, 3/15/2025	13,165,000	14,666,600
7.13%, 3/15/2026	13,987,000	15,999,450
8.88%, 6/1/2025	6,237,000	6,692,239
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	6,362,000	6,109,429
5.38%, 10/15/2025 (a)	5,339,000	5,480,110
5.75%, 9/15/2031 (a)	4,715,000	4,758,661
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.88%, 10/15/2026 (a)	9,970,000	9,937,099
3.63%, 3/1/2029 (a) (b)	6,055,000	6,083,580
3.88%, 3/1/2031 (a)	8,463,000	8,621,766
4.00%, 10/15/2033 (a)	7,093,000	7,187,975
SLM Corp.:
3.13%, 11/2/2026	5,501,000	5,471,075
4.20%, 10/29/2025	3,729,000	3,905,755
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	7,153,000	7,304,357
5.50%, 4/15/2029 (a)	6,527,000	6,398,418
5.75%, 6/15/2027 (a)	5,939,000	5,954,144
VistaJet Malta Finance PLC/XO Management Holding, Inc. 10.50%, 6/1/2024 (a)	5,536,000	5,947,934
		348,930,395
ELECTRIC — 2.3%
Calpine Corp.:
3.75%, 3/1/2031 (a)	6,980,000	6,732,629
4.50%, 2/15/2028 (a)	11,791,500	12,232,030
4.63%, 2/1/2029 (a)	6,323,000	6,268,622
5.00%, 2/1/2031 (a)	5,889,000	5,946,182
5.13%, 3/15/2028 (a)	13,523,500	13,741,499
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	8,019,000	8,016,033
4.75%, 3/15/2028 (a)	6,894,000	7,269,034
Drax Finco PLC 6.63%, 11/1/2025 (a)	4,338,000	4,476,209
Edison International Series B, 5 year CMT + 3.90%, 5.00%, 12/15/2026 (c)	905,000	922,593
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA 5.38%, 12/30/2030 (a)	5,942,000	5,461,946
See accompanying notes to financial statements.
36

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
FirstEnergy Corp.:
2.65%, 3/1/2030	$ 3,749,000	$ 3,709,223
Series B, 4.40%, 7/15/2027	11,213,000	12,075,055
FirstEnergy Transmission LLC 2.87%, 9/15/2028 (a)	4,287,000	4,304,148
NextEra Energy Operating Partners L.P.:
3.88%, 10/15/2026 (a)	2,535,000	2,688,114
4.25%, 7/15/2024 (a)	4,987,000	5,186,979
4.25%, 9/15/2024 (a)	187,000	194,749
4.50%, 9/15/2027 (a)	4,649,500	5,013,463
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	6,406,000	6,270,385
3.63%, 2/15/2031 (a)	8,032,000	7,867,746
3.88%, 2/15/2032 (a)	9,052,000	8,903,819
5.25%, 6/15/2029 (a)	6,856,000	7,340,171
5.75%, 1/15/2028 (a)	840	887
5.75%, 1/15/2028	8,538,000	9,015,957
Pattern Energy Operations L.P./Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	7,160,000	7,457,999
PG&E Corp.:
5.00%, 7/1/2028 (b)	8,233,000	8,655,682
5.25%, 7/1/2030 (b)	8,587,000	9,002,783
Pike Corp. 5.50%, 9/1/2028 (a)	3,308,000	3,318,850
Talen Energy Supply LLC:
7.25%, 5/15/2027 (a) (b)	5,344,000	4,763,214
10.50%, 1/15/2026 (a)	3,846,000	1,661,703
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	11,695,000	11,739,207
5.00%, 7/31/2027 (a)	10,572,000	10,974,687
5.50%, 9/1/2026 (a)	9,271,000	9,539,303
5.63%, 2/15/2027 (a)	10,235,000	10,582,785
		221,333,686
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	5,186,000	5,065,166
4.75%, 6/15/2028 (a)	6,152,000	6,275,655
WESCO Distribution, Inc.:
7.13%, 6/15/2025 (a)	12,812,000	13,569,190
7.25%, 6/15/2028 (a)	11,983,000	13,175,548
		38,085,559
See accompanying notes to financial statements.
37

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
ELECTRONICS — 0.4%
II-VI, Inc. 5.00%, 12/15/2029 (a)	$ 7,805,000	$ 7,978,817
Imola Merger Corp. 4.75%, 5/15/2029 (a)	17,831,000	18,284,799
Sensata Technologies B.V. 4.00%, 4/15/2029 (a)	8,169,000	8,343,163
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	5,138,000	5,127,056
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	3,335,000	3,308,320
		43,042,155
ENERGY-ALTERNATE SOURCES — 0.3%
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	6,081,000	6,292,132
Renewable Energy Group, Inc. 5.88%, 6/1/2028 (a)	4,589,000	4,716,207
TerraForm Power Operating LLC:
4.25%, 1/31/2023 (a)	3,743,125	3,825,099
4.75%, 1/15/2030 (a)	5,475,000	5,745,739
5.00%, 1/31/2028 (a)	6,072,000	6,445,307
		27,024,484
ENGINEERING & CONSTRUCTION — 0.6%
AECOM 5.13%, 3/15/2027	8,048,000	8,760,490
Artera Services LLC 9.03%, 12/4/2025 (a)	8,899,057	9,377,737
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a)	9,658,000	9,642,354
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	75,000	77,924
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	4,381,000	4,465,991
Fluor Corp. 4.25%, 9/15/2028 (b)	6,317,000	6,620,279
MasTec, Inc. 4.50%, 8/15/2028 (a)	6,647,000	6,918,264
Signature Aviation US Holdings, Inc. 4.00%, 3/1/2028 (a)	195,000	193,391
TopBuild Corp. 4.13%, 2/15/2032 (a)	5,621,000	5,766,078
See accompanying notes to financial statements.
38

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	$ 5,234,000	$ 5,271,842
		57,094,350
ENTERTAINMENT — 3.0%
Affinity Gaming 6.88%, 12/15/2027 (a)	5,769,000	6,035,816
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	5,648,000	5,895,326
AMC Entertainment Holdings, Inc.:
10.50%, 4/15/2025 (a) (b)	3,556,000	3,788,740
10.00%, 6/15/2026 (a)	434	429
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	3,361,000	3,480,248
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a)	11,124,000	11,187,184
6.25%, 7/1/2025 (a)	26,787,000	28,135,993
8.13%, 7/1/2027 (a)	14,805,000	16,387,062
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	9,823,000	10,267,294
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op:
5.38%, 4/15/2027	2,567,000	2,632,202
5.50%, 5/1/2025 (a)	8,587,000	8,924,469
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	4,664,000	4,852,706
5.50%, 4/1/2027 (a)	4,926,000	5,116,981
Cinemark USA, Inc. 5.25%, 7/15/2028 (a) (b)	8,312,000	8,104,699
International Game Technology PLC:
4.13%, 4/15/2026 (a)	7,010,000	7,206,841
5.25%, 1/15/2029 (a)	5,246,000	5,565,167
6.25%, 1/15/2027 (a)	5,437,000	6,095,040
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	9,463,000	9,670,713
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	4,597,000	4,570,659
4.75%, 10/15/2027 (a)	7,678,000	7,892,370
6.50%, 5/15/2027 (a)	11,247,000	12,310,404
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	5,192,000	5,268,997
See accompanying notes to financial statements.
39

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Mohegan Gaming & Entertainment:
7.88%, 10/15/2024 (a)	$ 53,000	$ 55,327
8.00%, 2/1/2026 (a)	11,081,000	11,637,599
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In 8.50%, 11/15/2027 (a)	7,407,000	8,036,743
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a)	7,826,000	7,774,348
5.88%, 9/1/2031 (a)	6,991,000	7,021,621
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.63%, 4/16/2029	4,174,000	4,202,008
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a)	8,952,000	9,212,682
7.00%, 5/15/2028 (a)	5,729,000	6,133,353
7.25%, 11/15/2029 (a)	4,194,000	4,705,374
8.25%, 3/15/2026 (a)	9,519,000	10,035,025
8.63%, 7/1/2025 (a)	4,670,000	4,998,581
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a) (b)	5,092,000	5,187,271
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	3,302,000	3,419,617
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	5,704,000	6,092,500
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	4,504,000	4,716,499
WMG Acquisition Corp.:
3.00%, 2/15/2031 (a) (b)	4,814,000	4,623,510
3.75%, 12/1/2029 (a)	5,618,000	5,610,416
3.88%, 7/15/2030 (a)	3,749,000	3,800,436
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
7.75%, 4/15/2025 (a)	6,009,000	6,309,450
REGS, 5.13%, 10/1/2029 (a)	6,127,000	6,231,894
		293,193,594
ENVIRONMENTAL CONTROL — 0.8%
Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	5,120,000	5,288,858
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	5,904,000	5,815,735
3.75%, 8/1/2025 (a)	7,275,000	7,377,650
4.00%, 8/1/2028 (a)	5,779,000	5,671,337
4.25%, 6/1/2025 (a) (b)	3,505,000	3,605,664
See accompanying notes to financial statements.
40

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 8/15/2029 (a)	$ 4,698,000	$ 4,655,906
4.75%, 6/15/2029 (a)	4,943,000	4,978,886
5.13%, 12/15/2026 (a)	4,625,000	4,821,609
Harsco Corp. 5.75%, 7/31/2027 (a)	5,316,000	5,425,191
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	5,064,000	5,090,687
5.88%, 6/30/2029 (a)	9,101,000	9,101,910
Stericycle, Inc.:
3.88%, 1/15/2029 (a)	3,642,000	3,603,977
5.38%, 7/15/2024 (a)	3,597,000	3,693,076
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	4,046,000	4,045,555
		73,176,041
FOOD — 2.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.25%, 3/15/2026 (a)	7,546,000	7,710,125
3.50%, 2/15/2023 (a)	5,807,000	5,917,217
3.50%, 3/15/2029 (a)	10,927,000	10,935,305
4.63%, 1/15/2027 (a)	9,788,500	10,279,785
4.88%, 2/15/2030 (a)	7,100,000	7,674,319
5.88%, 2/15/2028 (a)	5,918,500	6,284,618
7.50%, 3/15/2026 (a)	6,699,000	7,154,465
B&G Foods, Inc.:
5.25%, 4/1/2025	6,659,000	6,793,512
5.25%, 9/15/2027 (b)	5,145,018	5,322,315
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 4/15/2025 (a)	6,289,000	6,481,821
Del Monte Foods, Inc. 11.88%, 5/15/2025 (a)	4,622,000	5,160,879
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.50%, 1/15/2030 (a)	1,851,000	2,013,388
Kraft Heinz Foods Co.:
3.75%, 4/1/2030	5,902,000	6,376,757
3.88%, 5/15/2027	8,551,000	9,235,850
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	9,468,000	9,726,192
4.38%, 1/31/2032 (a)	4,888,000	5,042,901
4.88%, 5/15/2028 (a)	4,877,000	5,285,254
See accompanying notes to financial statements.
41

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	$ 8,159,000	$ 8,094,625
5.50%, 10/15/2027 (a)	9,717,000	10,145,714
Pilgrim's Pride Corp.:
3.50%, 3/1/2032 (a)	7,280,000	7,382,138
4.25%, 4/15/2031 (a)	8,675,000	9,116,731
5.88%, 9/30/2027 (a)	7,095,000	7,491,043
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	14,323,000	14,215,434
4.63%, 4/15/2030 (a)	12,990,000	13,183,681
5.50%, 12/15/2029 (a)	8,300,000	8,724,794
5.63%, 1/15/2028 (a)	6,813,000	7,222,053
5.75%, 3/1/2027 (a)	11,785,000	12,187,222
Sigma Holdco B.V. 7.88%, 5/15/2026 (a) (b)	207,000	199,999
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	9,086,000	8,954,526
TreeHouse Foods, Inc. 4.00%, 9/1/2028 (b)	4,010,000	3,850,041
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	5,963,000	6,393,350
US Foods, Inc.:
4.63%, 6/1/2030 (a) (b)	4,561,000	4,616,872
4.75%, 2/15/2029 (a)	7,188,000	7,310,052
6.25%, 4/15/2025 (a)	8,049,000	8,396,073
		254,879,051
FOOD SERVICE — 0.4%
Aramark Services, Inc.:
5.00%, 4/1/2025 (a)	5,956,000	6,074,465
5.00%, 2/1/2028 (a)	9,656,000	9,993,574
6.38%, 5/1/2025 (a)	13,445,000	14,052,445
TKC Holdings, Inc. 10.50%, 5/15/2029 (a)	4,690,000	5,060,416
		35,180,900
FOREST PRODUCTS & PAPER — 0.2%
Domtar Corp. 6.75%, 10/1/2028 (a)	8,861,000	9,114,868
Glatfelter Corp. 4.75%, 11/15/2029 (a)	5,818,000	6,012,961
See accompanying notes to financial statements.
42

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Mercer International, Inc. 5.13%, 2/1/2029	$ 7,075,000	$ 7,227,961
		22,355,790
GAS — 0.1%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	2,312,000	2,477,794
5.75%, 5/20/2027	4,002,000	4,439,258
5.88%, 8/20/2026	4,000	4,474
		6,921,526
HEALTH CARE PRODUCTS — 1.0%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a)	7,611,000	7,688,784
4.63%, 7/15/2028 (a)	11,789,000	12,388,706
Hologic, Inc. 3.25%, 2/15/2029 (a)	5,518,000	5,542,831
Mozart Debt Merger Sub, Inc.:
3.88%, 4/1/2029 (a)	36,940,000	36,811,449
5.25%, 10/1/2029 (a)	21,868,000	22,208,485
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	4,297,000	4,420,066
4.63%, 11/15/2027	3,069,000	3,190,993
		92,251,314
HEALTH CARE SERVICES — 6.3%
Air Methods Corp. 8.00%, 5/15/2025 (a) (b)	4,200,000	3,611,160
Catalent Pharma Solutions, Inc.:
3.13%, 2/15/2029 (a)	3,338,750	3,293,911
3.50%, 4/1/2030 (a)	4,429,000	4,420,496
5.00%, 7/15/2027 (a)	5,067,000	5,261,826
Centene Corp.:
2.45%, 7/15/2028	17,458,000	17,269,279
2.50%, 3/1/2031	17,224,000	16,766,358
2.63%, 8/1/2031	10,404,000	10,234,727
3.00%, 10/15/2030	16,396,000	16,683,258
3.38%, 2/15/2030	15,245,000	15,571,243
4.25%, 12/15/2027	18,310,500	19,154,431
4.63%, 12/15/2029	27,365,000	29,532,308
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	4,970,000	5,046,787
4.00%, 3/15/2031 (a)	3,649,000	3,737,817
See accompanying notes to financial statements.
43

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 5/1/2028 (a)	$ 4,107,000	$ 4,278,837
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	8,541,000	8,647,592
5.63%, 3/15/2027 (a)	15,576,000	16,474,424
6.00%, 1/15/2029 (a)	6,406,000	6,861,531
6.13%, 4/1/2030 (a)	10,640,000	10,522,854
6.63%, 2/15/2025 (a)	12,478,000	12,914,855
6.88%, 4/1/2028 (a) (b)	4,968,000	4,912,060
6.88%, 4/15/2029 (a)	12,893,000	13,166,847
8.00%, 3/15/2026 (a)	17,335,000	18,210,938
8.00%, 12/15/2027 (a)	5,340,000	5,780,657
DaVita, Inc.:
3.75%, 2/15/2031 (a)	13,161,500	12,837,464
4.63%, 6/1/2030 (a)	22,107,250	22,693,976
Encompass Health Corp.:
4.50%, 2/1/2028	6,503,000	6,696,920
4.75%, 2/1/2030	7,498,000	7,734,112
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	6,196,000	3,569,516
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	5,041,000	5,104,113
HCA, Inc.:
3.50%, 9/1/2030	20,843,000	22,013,543
5.38%, 9/1/2026	7,575,500	8,542,285
5.63%, 9/1/2028	12,302,000	14,369,228
5.88%, 2/1/2029	8,653,000	10,318,270
IQVIA, Inc. 5.00%, 5/15/2027 (a)	7,789,000	8,064,653
Legacy LifePoint Health LLC:
4.38%, 2/15/2027 (a)	5,415,000	5,476,893
6.75%, 4/15/2025 (a)	5,948,000	6,242,129
Lifepoint Health, Inc. 5.38%, 1/15/2029 (a) (b)	4,546,000	4,515,087
MEDNAX, Inc. 6.25%, 1/15/2027 (a) (b)	8,171,000	8,570,725
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a)	3,875,000	3,957,111
ModivCare, Inc. 5.88%, 11/15/2025 (a)	5,480,000	5,770,056
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	5,211,000	5,415,219
3.88%, 5/15/2032 (a)	4,709,000	4,759,763
See accompanying notes to financial statements.
44

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 6/15/2028 (a)	$ 6,150,000	$ 6,361,007
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	6,972,000	7,397,501
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	4,929,000	5,178,457
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	9,665,000	10,197,348
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	8,507,000	8,636,051
Select Medical Corp. 6.25%, 8/15/2026 (a)	10,263,000	10,872,417
Surgery Center Holdings, Inc. 10.00%, 4/15/2027 (a) (b)	4,586,000	4,875,789
Syneos Health, Inc. 3.63%, 1/15/2029 (a)	4,608,000	4,543,165
Tenet Healthcare Corp.:
4.25%, 6/1/2029 (a)	10,526,000	10,714,626
4.38%, 1/15/2030 (a)	12,684,000	12,857,644
4.63%, 7/15/2024	7,142,000	7,249,487
4.63%, 9/1/2024 (a)	7,282,000	7,458,443
4.63%, 6/15/2028 (a)	6,374,000	6,559,165
4.88%, 1/1/2026 (a)	18,833,000	19,347,894
5.13%, 11/1/2027 (a)	12,309,000	12,833,240
6.13%, 10/1/2028 (a)	19,443,000	20,543,668
6.25%, 2/1/2027 (a)	12,039,000	12,457,957
7.50%, 4/1/2025 (a)	8,863,000	9,309,784
US Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	5,598,000	5,857,859
US Renal Care, Inc. 10.63%, 7/15/2027 (a)	6,803,929	6,962,120
		609,218,881
HOME BUILDERS — 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.:
4.88%, 2/15/2030 (a)	1,982,000	2,027,309
6.25%, 9/15/2027 (a)	5,054,000	5,296,087
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	5,495,000	5,542,147
6.75%, 6/1/2027	4,441,000	4,677,039
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	5,016,000	5,110,100
See accompanying notes to financial statements.
45

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 12/15/2027 (a)	$ 4,258,000	$ 4,477,074
Picasso Finance Sub, Inc. 6.13%, 6/15/2025 (a)	4,909,000	5,139,330
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	1,573,800	1,740,623
5.88%, 6/15/2027 (a)	2,510,000	2,815,442
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	3,827,000	3,800,517
Williams Scotsman International, Inc. 4.63%, 8/15/2028 (a)	3,667,000	3,781,520
		44,407,188
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	6,828,000	6,844,387
4.00%, 4/15/2029 (a)	6,710,000	6,841,583
		13,685,970
HOUSEHOLD PRODUCTS & WARES — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	4,714,000	4,681,992
Central Garden & Pet Co. 4.13%, 10/15/2030	4,771,000	4,810,409
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027 (a) (b)	2,984,000	2,835,874
Spectrum Brands, Inc.:
3.88%, 3/15/2031 (a)	2,720,000	2,687,523
5.75%, 7/15/2025	65,000	66,424
		15,082,222
HOUSEWARES — 0.2%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	5,515,000	5,787,662
Newell Brands, Inc. 4.88%, 6/1/2025	2,860,000	3,112,109
Scotts Miracle-Gro Co. 4.00%, 4/1/2031 (a)	2,560,000	2,525,030
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (a)	6,489,000	6,232,684
		17,657,485
INSURANCE — 1.0%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	6,519,000	6,351,592
See accompanying notes to financial statements.
46

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 8/1/2029 (a)	$ 3,336,000	$ 3,293,466
7.00%, 11/15/2025 (a)	7,498,000	7,521,769
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	4,547,000	4,559,959
6.75%, 10/15/2027 (a)	9,934,000	10,306,525
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	5,000,000	5,059,450
AssuredPartners, Inc.:
5.63%, 1/15/2029 (a)	4,167,000	4,068,867
7.00%, 8/15/2025 (a)	4,127,000	4,167,032
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	5,875,000	5,766,900
Genworth Holdings, Inc. Series ., 4.80%, 2/15/2024	149,000	155,732
Global Atlantic Fin Co. 5 year CMT + 3.80%, 4.70%, 10/15/2051 (a) (c)	5,480,000	5,583,353
HUB International, Ltd.:
5.63%, 12/1/2029 (a)	2,338,000	2,407,579
7.00%, 5/1/2026 (a)	14,452,000	14,848,563
Liberty Mutual Group, Inc. 5 Year USD + 3.315%, 4.13%, 12/15/2051 (a) (c)	3,546,000	3,548,021
MGIC Investment Corp. 5.25%, 8/15/2028	5,958,000	6,285,452
Radian Group, Inc. 6.63%, 3/15/2025 (b)	6,870,000	7,606,876
Sagicor Financial Co., Ltd. 5.30%, 5/13/2028 (a)	916,000	938,478
USI, Inc. 6.88%, 5/1/2025 (a)	4,175,000	4,220,591
		96,690,205
INTERNET — 2.2%
ANGI Group LLC 3.88%, 8/15/2028 (a)	4,184,000	4,077,475
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	7,814,000	7,815,719
6.13%, 12/1/2028 (a)	4,006,000	4,032,680
Cogent Communications Group, Inc. 3.50%, 5/1/2026 (a)	5,386,000	5,468,514
Endure Digital, Inc. 6.00%, 2/15/2029 (a)	6,146,000	5,735,386
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	6,964,000	6,913,511
See accompanying notes to financial statements.
47

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 12/1/2027 (a)	$ 5,812,000	$ 6,010,596
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	3,722,000	3,693,303
Match Group Holdings II LLC:
3.63%, 10/1/2031 (a)	4,692,000	4,569,820
4.13%, 8/1/2030 (a)	4,262,000	4,322,009
4.63%, 6/1/2028 (a)	5,922,000	6,159,235
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	7,069,000	7,090,136
Netflix, Inc.:
3.63%, 6/15/2025 (a)	3,355,000	3,544,054
4.88%, 4/15/2028	11,374,000	12,994,568
4.88%, 6/15/2030 (a)	6,801,000	7,934,115
5.38%, 11/15/2029 (a)	7,446,000	8,833,190
5.88%, 11/15/2028	13,770,000	16,602,627
6.38%, 5/15/2029	6,095,000	7,596,869
NortonLifeLock, Inc. 5.00%, 4/15/2025 (a)	5,788,000	5,838,124
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a) (b)	6,354,000	6,611,528
Rakuten Group, Inc.:
5 year CMT + 4.56%, 5.13%, 4/22/2026 (a) (b) (c)	5,948,000	5,967,985
5 year CMT + 4.97%, 6.25%, 4/22/2031 (a) (b) (c)	5,966,000	6,304,511
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	5,621,000	5,953,032
Twitter, Inc. 3.88%, 12/15/2027 (a)	5,128,000	5,359,837
Uber Technologies, Inc.:
4.50%, 8/15/2029 (a)	11,670,000	11,912,152
6.25%, 1/15/2028 (a)	4,326,000	4,643,442
7.50%, 5/15/2025 (a)	10,686,000	11,257,915
7.50%, 9/15/2027 (a)	10,715,000	11,667,028
8.00%, 11/1/2026 (a)	11,370,000	12,130,198
Zayo Group LLC/Zayo Capital, Inc. 5.75%, 1/15/2027 (a)	1,000	1,030
		211,040,589
INVESTMENT COMPANY SECURITY — 0.6%
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	7,526,000	7,915,094
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	6,848,000	6,723,161
See accompanying notes to financial statements.
48

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 9/15/2024	$ 10,045,000	$ 10,433,139
5.25%, 5/15/2027	13,690,000	14,073,320
6.25%, 5/15/2026	12,202,000	12,704,845
6.38%, 12/15/2025	6,292,000	6,405,004
		58,254,563
IRON/STEEL — 0.6%
ArcelorMittal SA 4.25%, 7/16/2029 (b)	77,000	84,398
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	3,345,000	3,489,236
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	5,510,000	5,973,226
Cleveland-Cliffs, Inc.:
4.63%, 3/1/2029 (a) (b)	3,953,000	4,066,174
4.88%, 3/1/2031 (a) (b)	4,040,000	4,204,428
5.88%, 6/1/2027	4,235,000	4,402,410
6.75%, 3/15/2026 (a)	8,722,000	9,225,870
9.88%, 10/17/2025 (a)	7,657,000	8,673,237
Mineral Resources, Ltd. 8.13%, 5/1/2027 (a)	6,840,000	7,349,443
United States Steel Corp. 6.88%, 3/1/2029 (b)	6,091,000	6,550,505
		54,018,927
LEISURE TIME — 2.3%
Carnival Corp.:
4.00%, 8/1/2028 (a)	19,439,000	19,297,678
5.75%, 3/1/2027 (a)	28,362,000	28,354,909
6.00%, 5/1/2029 (a)	15,167,000	15,087,070
7.63%, 3/1/2026 (a)	11,346,000	11,881,531
9.88%, 8/1/2027 (a)	6,599,000	7,540,677
10.50%, 2/1/2026 (a)	7,753,000	8,852,065
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	315,000	303,062
CWT Travel Group, Inc. 8.50%, 11/19/2026 (a)	3,749,000	3,817,607
Life Time, Inc. 5.75%, 1/15/2026 (a)	8,547,000	8,888,282
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	4,591,000	4,433,116
NCL Corp., Ltd.:
3.63%, 12/15/2024 (a)	4,123,500	3,902,687
See accompanying notes to financial statements.
49

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 3/15/2026 (a)	$ 11,476,000	$ 11,494,247
10.25%, 2/1/2026 (a)	2,248,000	2,613,705
12.25%, 5/15/2024 (a)	3,030,000	3,587,914
NCL Finance, Ltd. 6.13%, 3/15/2028 (a)	4,476,000	4,428,778
Royal Caribbean Cruises, Ltd.:
3.70%, 3/15/2028 (b)	3,815,000	3,583,658
4.25%, 7/1/2026 (a) (b)	4,932,000	4,788,577
5.50%, 8/31/2026 (a) (b)	7,176,000	7,296,270
5.50%, 4/1/2028 (a) (b)	13,131,000	13,320,086
9.13%, 6/15/2023 (a)	9,984,000	10,643,144
10.88%, 6/1/2023 (a)	10,599,000	11,585,661
11.50%, 6/1/2025 (a)	12,009,000	13,494,393
Viking Cruises, Ltd.:
5.88%, 9/15/2027 (a)	6,782,000	6,452,395
7.00%, 2/15/2029 (a)	3,305,000	3,311,874
13.00%, 5/15/2025 (a)	5,588,000	6,323,604
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	4,531,000	4,588,816
VOC Escrow, Ltd. 5.00%, 2/15/2028 (a)	5,390,000	5,360,247
		225,232,053
LODGING — 2.5%
Boyd Gaming Corp.:
4.75%, 12/1/2027	8,128,000	8,354,365
4.75%, 6/15/2031 (a)	6,690,000	6,857,384
8.63%, 6/1/2025 (a)	584,000	625,312
Genting New York LLC/GENNY Capital, Inc. 3.30%, 2/15/2026 (a)	3,192,000	3,160,176
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	10,828,250	10,781,255
3.75%, 5/1/2029 (a)	6,404,000	6,453,375
4.00%, 5/1/2031 (a)	9,121,000	9,341,819
4.88%, 1/15/2030	9,748,000	10,472,374
5.38%, 5/1/2025 (a)	4,165,000	4,330,434
5.75%, 5/1/2028 (a)	4,100,000	4,381,547
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc:
4.88%, 7/1/2031 (a)	4,841,000	4,861,139
5.00%, 6/1/2029 (a) (b)	5,939,000	6,092,286
See accompanying notes to financial statements.
50

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	$ 4,969,500	$ 5,131,158
Marriott Ownership Resorts, Inc.:
4.50%, 6/15/2029 (a)	1,807,000	1,820,101
6.13%, 9/15/2025 (a)	594,000	619,162
Melco Resorts Finance, Ltd.:
5.38%, 12/4/2029 (a)	7,321,000	7,083,287
5.75%, 7/21/2028 (a)	5,152,000	5,049,578
Series REGS, 4.88%, 6/6/2025 (b)	6,597,000	6,481,486
Series REGS, 5.25%, 4/26/2026 (b)	3,413,000	3,375,593
Series REGS, 5.63%, 7/17/2027 (b)	3,491,000	3,456,369
MGM China Holdings, Ltd.:
4.75%, 2/1/2027 (a)	6,401,000	6,197,832
5.25%, 6/18/2025 (a) (b)	3,037,000	3,021,815
5.38%, 5/15/2024 (a)	6,307,000	6,294,197
5.88%, 5/15/2026 (a)	3,852,000	3,869,488
MGM Resorts International:
4.75%, 10/15/2028	6,133,500	6,345,167
5.50%, 4/15/2027	6,626,000	7,103,204
5.75%, 6/15/2025	6,397,000	6,900,444
6.75%, 5/1/2025	8,690,000	9,116,158
Station Casinos LLC:
4.50%, 2/15/2028 (a)	8,334,000	8,407,423
4.63%, 12/1/2031 (a)	4,895,000	4,934,601
Studio City Finance, Ltd.:
5.00%, 1/15/2029 (a)	7,573,000	6,813,807
6.00%, 7/15/2025 (a)	3,204,000	3,102,657
6.50%, 1/15/2028 (a)	3,140,000	3,030,445
Travel + Leisure Co.:
4.50%, 12/1/2029 (a)	4,635,000	4,668,511
6.63%, 7/31/2026 (a)	6,588,000	7,296,408
Universal Entertainment Corp. 8.50%, 12/11/2024 (a)	5,240,000	5,537,213
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	4,599,000	4,738,994
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a)	14,000	14,166
5.50%, 3/1/2025 (a)	136,000	140,629
REGS, 5.25%, 5/15/2027 (a) (b)	6,396,000	6,528,205
Wynn Macau, Ltd.:
5.13%, 12/15/2029 (a)	5,439,000	4,843,973
5.50%, 1/15/2026 (a)	6,513,000	6,116,033
See accompanying notes to financial statements.
51

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.63%, 8/26/2028 (a)	$ 9,692,000	$ 8,920,323
4.88%, 10/1/2024 (a) (b)	6,360,000	5,992,010
REGS, 5.50%, 10/1/2027 (a)	4,723,000	4,378,599
		243,040,502
MACHINERY, CONSTRUCTION & MINING — 0.2%
Terex Corp. 5.00%, 5/15/2029 (a)	4,385,000	4,510,850
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	6,168,000	6,237,637
Weir Group PLC 2.20%, 5/13/2026 (a)	5,049,000	5,008,658
		15,757,145
MACHINERY-DIVERSIFIED — 0.2%
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	4,595,000	4,669,026
Husky III Holding, Ltd. 13.00%, 2/15/2025 (a)	152,000	160,582
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a)	4,020,000	4,090,792
TK Elevator US Newco, Inc. 5.25%, 7/15/2027 (a)	12,341,000	12,962,246
		21,882,646
MEDIA — 8.8%
Altice Financing SA:
5.00%, 1/15/2028 (a)	11,696,000	11,374,477
5.75%, 8/15/2029 (a) (b)	14,178,000	14,025,728
AMC Networks, Inc.:
4.25%, 2/15/2029 (b)	8,486,000	8,449,510
4.75%, 8/1/2025 (b)	8,234,000	8,419,018
Audacy Capital Corp. 6.75%, 3/31/2029 (a) (b)	5,945,000	5,808,919
Cable One, Inc. 4.00%, 11/15/2030 (a) (b)	3,443,000	3,394,798
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	3,599,000	3,601,699
4.25%, 2/1/2031 (a)	23,678,000	23,930,407
4.25%, 1/15/2034 (a)	15,422,000	15,186,352
4.50%, 8/15/2030 (a)	22,498,500	23,085,936
4.50%, 5/1/2032	22,156,000	22,839,734
4.50%, 6/1/2033 (a)	13,883,000	14,170,100
See accompanying notes to financial statements.
52

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 3/1/2030 (a)	$ 23,163,000	$ 24,146,964
5.00%, 2/1/2028 (a)	18,277,000	18,950,142
5.13%, 5/1/2027 (a)	24,597,500	25,462,102
5.38%, 6/1/2029 (a)	11,349,000	12,252,040
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.50%, 4/1/2028 (a)	100,000	107,094
Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027 (a)	10,375,000	10,736,154
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	7,404,500	6,932,389
4.50%, 11/15/2031 (a)	12,133,000	11,993,713
4.63%, 12/1/2030 (a)	19,204,500	18,170,914
5.00%, 11/15/2031 (a)	3,971,000	3,833,723
5.38%, 2/1/2028 (a)	9,432,000	9,750,236
5.75%, 1/15/2030 (a)	17,652,000	17,649,529
6.50%, 2/1/2029 (a)	15,382,000	16,502,733
7.50%, 4/1/2028 (a)	9,044,500	9,709,813
4.13%, 12/1/2030 (a)	8,243,000	8,055,142
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.38%, 8/15/2026 (a)	21,396,000	10,668,687
6.63%, 8/15/2027 (a)	12,085,000	3,379,208
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	30,865,000	31,617,489
DISH DBS Corp.:
5.13%, 6/1/2029	13,093,000	11,913,059
5.25%, 12/1/2026 (a)	24,122,000	24,502,404
5.75%, 12/1/2028 (a)	21,803,000	22,045,013
7.38%, 7/1/2028 (b)	9,520,000	9,665,085
GCI LLC 4.75%, 10/15/2028 (a)	4,901,000	5,024,946
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	11,505,000	11,829,901
Gray Television, Inc.:
4.75%, 10/15/2030 (a)	6,699,000	6,667,716
7.00%, 5/15/2027 (a)	7,133,000	7,626,318
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	3,478,000	3,529,196
5.25%, 8/15/2027 (a)	6,393,000	6,647,953
6.38%, 5/1/2026	7,188,891	7,495,857
8.38%, 5/1/2027	12,179,164	12,852,672
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	6,024,000	6,092,252
See accompanying notes to financial statements.
53

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
6.75%, 10/15/2027 (a)	$ 10,265,000	$ 10,864,476
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	8,682,000	8,600,563
8.00%, 8/1/2029 (a)	6,544,000	6,502,315
News Corp. 3.88%, 5/15/2029 (a)	7,881,000	7,970,134
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a)	8,466,000	8,659,194
5.63%, 7/15/2027 (a)	15,971,000	16,832,795
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	7,330,000	7,428,735
6.50%, 9/15/2028 (a)	6,828,000	6,860,911
Scripps Escrow II, Inc.:
3.88%, 1/15/2029 (a)	5,445,000	5,473,042
5.38%, 1/15/2031 (a)	4,354,000	4,436,508
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	6,436,500	6,763,217
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (a)	5,822,000	5,505,283
5.50%, 3/1/2030 (a) (b)	5,465,000	5,317,773
Sirius XM Radio, Inc.:
3.13%, 9/1/2026 (a)	8,780,000	8,777,542
3.88%, 9/1/2031 (a)	10,347,000	10,168,411
4.00%, 7/15/2028 (a)	16,244,000	16,353,809
4.13%, 7/1/2030 (a)	12,358,000	12,391,119
5.00%, 8/1/2027 (a)	12,945,000	13,464,224
5.50%, 7/1/2029 (a)	10,587,000	11,420,515
TEGNA, Inc.:
4.63%, 3/15/2028	9,814,000	9,927,548
4.75%, 3/15/2026 (a)	5,830,000	6,070,779
5.00%, 9/15/2029 (b)	8,796,000	9,020,298
Telenet Finance Luxembourg Notes S.a.r.l. 5.50%, 3/1/2028 (a)	10,400,000	10,712,000
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	5,418,000	5,767,298
Univision Communications, Inc.:
4.50%, 5/1/2029 (a)	9,316,000	9,433,847
6.63%, 6/1/2027 (a)	12,516,000	13,473,724
UPC Broadband Finco B.V. 4.88%, 7/15/2031 (a)	10,572,000	10,836,300
UPC Holding B.V. 5.50%, 1/15/2028 (a)	5,693,000	5,931,195
See accompanying notes to financial statements.
54

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Urban One, Inc. 7.38%, 2/1/2028 (a)	$ 7,307,000	$ 7,531,836
ViacomCBS, Inc.:
3 Month USD LIBOR + 3.90%, 5.88%, 2/28/2057 (c)	200	200
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (c)	4,991,000	5,627,352
Videotron, Ltd.:
3.63%, 6/15/2029 (a)	3,835,000	3,874,539
5.13%, 4/15/2027 (a)	5,525,000	5,714,121
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	7,251,000	7,246,287
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	8,940,000	8,997,574
5.50%, 5/15/2029 (a)	9,723,000	10,231,221
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	4,794,000	4,833,071
Ziggo B.V. 4.88%, 1/15/2030 (a)	7,909,000	8,106,962
Ziggo Bond Co. B.V. 5.13%, 2/28/2030 (a) (b)	4,544,000	4,578,444
		851,802,284
METAL FABRICATE & HARDWARE — 0.0% (d)
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	4,161,000	4,250,794
MINING — 1.4%
Alcoa Nederland Holding B.V.:
4.13%, 3/31/2029 (a) (b)	2,728,000	2,823,616
5.50%, 12/15/2027 (a)	5,365,000	5,740,550
6.13%, 5/15/2028 (a)	5,595,000	6,019,549
Arconic Corp.:
6.00%, 5/15/2025 (a)	3,638,000	3,810,296
6.13%, 2/15/2028 (a)	8,603,000	9,154,022
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	3,477,000	3,686,142
Constellium SE 3.75%, 4/15/2029 (a) (b)	3,702,000	3,644,286
FMG Resources August 2006 Pty, Ltd.:
4.38%, 4/1/2031 (a)	11,740,000	12,352,358
4.50%, 9/15/2027 (a)	3,561,000	3,784,880
5.13%, 5/15/2024 (a)	6,182,000	6,553,785
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	5,421,000	5,620,168
See accompanying notes to financial statements.
55

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 3/1/2030	$ 4,917,000	$ 5,199,973
4.38%, 8/1/2028	6,159,000	6,462,146
4.63%, 8/1/2030 (b)	6,250,000	6,702,000
5.00%, 9/1/2027	4,216,000	4,412,508
5.25%, 9/1/2029	5,806,500	6,348,014
Hudbay Minerals, Inc.:
4.50%, 4/1/2026	2,437,000	2,438,097
4.50%, 4/1/2026 (a)	1,865,000	1,865,839
6.13%, 4/1/2029	2,926,000	3,103,052
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (a)	5,176,000	5,095,720
4.63%, 3/1/2028 (a)	5,832,000	5,898,718
Novelis Corp.:
3.25%, 11/15/2026 (a)	4,900,000	4,954,684
3.88%, 8/15/2031 (a)	5,666,000	5,638,407
4.75%, 1/30/2030 (a)	13,351,000	14,068,483
		135,377,293
MISCELLANEOUS MANUFACTURER — 0.2%
FXI Holdings, Inc.:
7.88%, 11/1/2024 (a)	4,810,000	4,902,641
12.25%, 11/15/2026 (a)	5,777,000	6,496,468
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a)	3,678,000	3,798,528
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	3,983,000	4,154,906
		19,352,543
OFFICE & BUSINESS EQUIPMENT — 0.3%
Xerox Corp. 4.38%, 3/15/2023	8,152,000	8,416,125
Xerox Holdings Corp.:
5.00%, 8/15/2025 (a)	10,113,000	10,677,710
5.50%, 8/15/2028 (a) (b)	5,620,000	5,921,906
		25,015,741
OIL & GAS — 6.6%
Aethon United BR L.P./Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	6,909,000	7,416,052
Antero Resources Corp.:
5.00%, 3/1/2025 (b)	3,859,000	3,919,663
5.38%, 3/1/2030 (a)	5,766,000	6,165,469
7.63%, 2/1/2029 (a)	4,166,000	4,640,466
See accompanying notes to financial statements.
56

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Apache Corp.:
4.25%, 1/15/2030 (b)	$ 3,880,000	$ 4,210,072
4.38%, 10/15/2028 (b)	6,793,000	7,403,419
4.63%, 11/15/2025	4,797,000	5,157,878
4.88%, 11/15/2027	178,000	194,283
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 7.00%, 11/1/2026 (a)	6,406,000	6,507,791
Baytex Energy Corp. 8.75%, 4/1/2027 (a)	3,931,000	4,111,118
California Resources Corp. 7.13%, 2/1/2026 (a)	5,916,000	6,144,180
Callon Petroleum Co.:
6.13%, 10/1/2024	100	99
8.00%, 8/1/2028 (a) (b)	4,583,000	4,678,739
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 11.00%, 4/15/2025 (a)	5,840,000	6,342,182
Chesapeake Energy Corp.:
5.50%, 2/1/2026 (a)	5,063,000	5,334,174
5.88%, 2/1/2029 (a)	5,167,000	5,531,325
CNX Resources Corp.:
6.00%, 1/15/2029 (a)	4,275,000	4,446,043
7.25%, 3/14/2027 (a)	4,596,000	4,873,552
Colgate Energy Partners III LLC 5.88%, 7/1/2029 (a)	6,577,000	6,778,256
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	9,854,000	10,098,970
6.75%, 3/1/2029 (a)	11,740,000	12,729,682
Continental Resources, Inc. 5.75%, 1/15/2031 (a)	1,385,000	1,632,527
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	10,434,000	10,713,005
CVR Energy, Inc. 5.25%, 2/15/2025 (a)	3,691,000	3,613,600
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	5,180,000	5,382,072
Endeavor Energy Resources L.P./EER Finance, Inc.:
5.75%, 1/30/2028 (a)	8,454,000	9,017,628
6.63%, 7/15/2025 (a)	4,839,000	5,118,839
EQT Corp.:
3.13%, 5/15/2026 (a)	3,880,000	3,988,989
3.63%, 5/15/2031 (a) (b)	3,546,000	3,700,038
See accompanying notes to financial statements.
57

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 10/1/2027	$ 9,138,300	$ 9,816,362
6.63%, 2/1/2025	6,947,000	7,834,479
7.50%, 2/1/2030	5,672,000	7,281,770
Gulfport Energy Corp. 8.00%, 5/17/2026 (b)	3,671,618	4,016,750
Gulfport Energy Operating Corp. 6.38%, 5/15/2025	1,081,000	43,240
Harbour Energy PLC 5.50%, 10/15/2026 (a)	5,336,000	5,300,195
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	4,506,000	4,642,036
6.00%, 2/1/2031 (a)	4,532,000	4,695,288
6.25%, 11/1/2028 (a)	5,232,000	5,570,197
Independence Energy Finance LLC 7.25%, 5/1/2026 (a)	3,752,000	3,906,920
Indigo Natural Resources LLC 5.38%, 2/1/2029 (a)	394,000	410,371
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a) (b)	4,286,000	4,395,979
Laredo Petroleum, Inc. 9.50%, 1/15/2025	5,222,000	5,355,527
Matador Resources Co. 5.88%, 9/15/2026 (b)	10,994,000	11,280,174
MEG Energy Corp.:
5.88%, 2/1/2029 (a)	4,722,000	4,952,575
7.13%, 2/1/2027 (a)	12,696,000	13,520,986
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a)	6,116,000	5,726,778
10.50%, 5/15/2027 (a)	4,346,000	4,383,810
Murphy Oil Corp.:
5.75%, 8/15/2025	5,648,000	5,803,377
5.88%, 12/1/2027 (b)	7,877,500	8,130,289
6.38%, 7/15/2028	4,104,000	4,367,477
6.88%, 8/15/2024	754,000	768,394
Nabors Industries, Inc.:
5.75%, 2/1/2025	5,019,462	4,650,381
7.38%, 5/15/2027 (a)	5,769,000	5,966,358
Nabors Industries, Ltd. 7.25%, 1/15/2026 (a)	4,433,000	4,096,801
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	6,821,000	6,994,663
See accompanying notes to financial statements.
58

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a)	$ 7,245,000	$ 7,655,284
Occidental Petroleum Corp.:
2.90%, 8/15/2024	24,000	24,513
3.20%, 8/15/2026	6,874,000	7,078,983
3.50%, 8/15/2029	12,633,000	12,967,522
5.50%, 12/1/2025	6,311,000	6,998,647
5.55%, 3/15/2026	8,381,000	9,329,059
5.88%, 9/1/2025	9,538,500	10,503,319
6.13%, 1/1/2031 (b)	10,175,000	12,350,619
6.38%, 9/1/2028	5,337,500	6,327,927
6.45%, 9/15/2036	14,290,000	18,220,322
6.63%, 9/1/2030	12,740,000	15,770,464
6.95%, 7/1/2024	6,088,000	6,769,004
7.50%, 5/1/2031	8,192,000	10,773,299
8.00%, 7/15/2025	5,305,000	6,166,214
8.50%, 7/15/2027	4,153,000	5,185,519
8.88%, 7/15/2030	7,784,000	10,512,370
Parkland Corp.:
4.50%, 10/1/2029 (a)	6,736,000	6,747,114
4.63%, 5/1/2030 (a)	7,026,000	7,004,711
5.88%, 7/15/2027 (a)	5,815,000	6,137,209
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028	4,385,000	4,405,083
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 6/15/2025	6,193,000	4,398,578
9.25%, 5/15/2025 (a) (b)	9,437,000	8,988,931
6.00%, 2/15/2028	6,631,000	4,269,369
PDC Energy, Inc. 5.75%, 5/15/2026	6,904,000	7,130,520
Petrofac, Ltd.:
9.75%, 11/15/2026 (a) (b)	3,694,000	3,766,439
9.75%, 11/15/2026	556,000	566,903
Puma International Financing SA:
5.00%, 1/24/2026 (a)	6,491,000	6,493,532
5.13%, 10/6/2024 (a)	5,095,000	5,102,082
Range Resources Corp.:
5.00%, 3/15/2023	5,104,000	5,210,776
8.25%, 1/15/2029	5,880,000	6,562,550
9.25%, 2/1/2026	7,215,000	7,783,109
Rockcliff Energy II LLC 5.50%, 10/15/2029 (a)	6,399,000	6,583,931
See accompanying notes to financial statements.
59

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Southwestern Energy Co.:
4.75%, 2/1/2032	$ 9,453,000	$ 9,964,407
5.38%, 2/1/2029	5,482,000	5,807,192
5.38%, 3/15/2030	8,626,000	9,255,957
Strathcona Resources, Ltd. 6.88%, 8/1/2026 (a)	4,939,000	4,849,802
Sunoco L.P./Sunoco Finance Corp.:
4.50%, 5/15/2029	7,861,000	7,990,392
4.50%, 4/30/2030 (a)	4,751,000	4,871,913
6.00%, 4/15/2027	5,333,000	5,556,239
Talos Production, Inc. 12.00%, 1/15/2026	6,459,000	6,780,012
Tap Rock Resources LLC 7.00%, 10/1/2026 (a)	3,910,000	4,063,468
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	5,089,962	4,882,037
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	4,782,000	4,638,875
Transocean, Inc.:
7.50%, 1/15/2026 (a)	4,185,000	3,118,955
8.00%, 2/1/2027 (a)	5,334,000	3,921,183
11.50%, 1/30/2027 (a)	6,219,000	6,101,958
Vine Energy Holdings LLC 6.75%, 4/15/2029 (a)	9,820,000	10,656,271
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	3,828,000	3,663,013
		637,666,864
OIL & GAS SERVICES — 0.6%
Archrock Partners L.P./Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	6,839,000	7,124,391
6.88%, 4/1/2027 (a)	4,638,000	4,871,384
CGG SA 8.75%, 4/1/2027 (a) (b)	3,063,000	3,021,956
KCA Deutag UK Finance PLC 9.88%, 12/1/2025 (a)	2,455,000	2,648,454
TechnipFMC PLC 6.50%, 2/1/2026 (a)	6,534,000	6,981,906
USA Compression Partners L.P./USA Compression Finance Corp.:
6.88%, 4/1/2026	7,950,000	8,279,130
6.88%, 9/1/2027	6,248,000	6,599,388
See accompanying notes to financial statements.
60

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Weatherford International, Ltd.:
6.50%, 9/15/2028 (a)	$ 4,147,000	$ 4,389,807
8.63%, 4/30/2030 (a)	11,989,000	12,362,337
11.00%, 12/1/2024 (a)	403,000	415,368
		56,694,121
PACKAGING & CONTAINERS — 2.0%
ARD Finance SA 6.50%, 6/30/2027 (a)	9,532,613	9,814,206
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a) (b)	4,960,000	4,905,341
4.00%, 9/1/2029 (a)	8,747,000	8,674,312
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	10,436,000	10,669,036
5.25%, 4/30/2025 (a)	7,337,000	7,599,958
5.25%, 8/15/2027 (a)	6,847,000	6,899,722
5.25%, 8/15/2027 (a)	7,286,000	7,357,549
Ball Corp.:
2.88%, 8/15/2030	11,573,000	11,260,876
3.13%, 9/15/2031	8,167,000	8,083,043
4.00%, 11/15/2023	9,000	9,404
4.88%, 3/15/2026	5,522,000	6,077,182
Berry Global, Inc. 5.63%, 7/15/2027 (a)	4,113,000	4,295,987
Cascades, Inc./Cascades USA, Inc. 5.13%, 1/15/2026 (a)	197,000	204,547
Crown Americas LLC/Crown Americas Capital Corp. 4.75%, 2/1/2026	6,265,000	6,438,353
Flex Acquisition Co., Inc.:
6.88%, 1/15/2025 (a)	5,001,500	5,006,501
7.88%, 7/15/2026 (a) (b)	1,561,000	1,619,928
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	4,677,000	4,837,281
Greif, Inc. 6.50%, 3/1/2027 (a)	3,618,000	3,753,675
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (a)	6,224,000	6,414,703
LABL, Inc.:
5.88%, 11/1/2028 (a)	3,491,000	3,597,266
6.75%, 7/15/2026 (a)	7,509,000	7,721,655
10.50%, 7/15/2027 (a)	6,251,000	6,560,362
See accompanying notes to financial statements.
61

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Mauser Packaging Solutions Holding Co.:
5.50%, 4/15/2024 (a)	$ 11,873,000	$ 11,978,788
7.25%, 4/15/2025 (a)	11,243,050	11,211,345
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	6,182,000	6,518,981
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/2028 (a)	3,944,000	3,914,341
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group 4.00%, 10/15/2027 (a)	7,120,000	6,930,252
Silgan Holdings, Inc. 4.13%, 2/1/2028	4,670,000	4,783,715
Trivium Packaging Finance B.V.:
5.50%, 8/15/2026 (a)	7,933,000	8,283,718
8.50%, 8/15/2027 (a)	6,143,000	6,491,677
		191,913,704
PHARMACEUTICALS — 3.1%
180 Medical, Inc. 3.88%, 10/15/2029 (a)	4,322,000	4,376,371
AdaptHealth LLC:
4.63%, 8/1/2029 (a)	3,733,000	3,740,055
5.13%, 3/1/2030 (a)	4,301,000	4,398,848
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a)	16,856,500	17,824,063
9.25%, 4/1/2026 (a)	13,145,000	13,959,990
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	15,081,000	15,472,653
5.00%, 1/30/2028 (a)	8,889,000	8,270,948
5.00%, 2/15/2029 (a)	8,962,000	7,953,775
5.25%, 1/30/2030 (a)	10,870,000	9,611,036
5.25%, 2/15/2031 (a)	7,602,000	6,707,321
5.50%, 11/1/2025 (a)	13,181,000	13,381,483
5.75%, 8/15/2027 (a)	3,934,000	4,086,796
6.25%, 2/15/2029 (a)	10,588,000	10,074,694
7.00%, 1/15/2028 (a)	8,080,000	8,122,501
7.25%, 5/30/2029 (a)	5,670,000	5,617,326
9.00%, 12/15/2025 (a)	11,458,500	12,074,509
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	5,755,000	5,818,765
See accompanying notes to financial statements.
62

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Elanco Animal Health, Inc.:
5.90%, 8/28/2028 (b)	$ 6,002,000	$ 6,989,149
5.27%, 8/28/2023 (b)	5,554,000	5,905,735
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
9.50%, 7/31/2027 (a) (b)	8,616,000	8,754,718
GMTN, 6.00%, 6/30/2028 (a) (b)	9,872,000	7,368,856
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 6.13%, 4/1/2029 (a)	10,801,000	10,575,151
Herbalife Nutrition, Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	6,146,000	6,535,841
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (a)	6,090,000	5,947,433
Horizon Pharma USA, Inc. 5.50%, 8/1/2027 (a)	4,607,000	4,839,930
Jazz Securities DAC 4.38%, 1/15/2029 (a)	13,865,000	14,352,355
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.63%, 10/15/2023 (a) (e)	446,000	242,994
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	4,508,000	4,517,918
Organon & Co./Organon Foreign Debt Co-Issuer BV:
4.13%, 4/30/2028 (a)	18,676,000	19,149,063
5.13%, 4/30/2031 (a)	15,837,000	16,544,439
Owens & Minor, Inc. 4.50%, 3/31/2029 (a) (b)	5,810,000	5,964,778
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	17,883,000	18,269,094
Perrigo Finance Unlimited Co. 3.90%, 6/15/2030	6,765,000	6,860,183
PRA Health Sciences, Inc. 2.88%, 7/15/2026 (a)	2,746,000	2,758,714
Prestige Brands, Inc. 3.75%, 4/1/2031 (a)	3,898,000	3,774,316
		300,841,801
PIPELINES — 4.8%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	4,557,000	4,813,559
5.75%, 3/1/2027 (a)	6,849,500	7,080,808
5.75%, 1/15/2028 (a)	6,730,000	7,060,308
7.88%, 5/15/2026 (a)	6,588,000	7,258,461
See accompanying notes to financial statements.
63

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (a)	$ 6,094,000	$ 6,478,592
Buckeye Partners L.P.:
3.95%, 12/1/2026	2,199,000	2,239,462
4.13%, 3/1/2025 (a)	4,882,000	5,050,087
4.50%, 3/1/2028 (a)	5,462,000	5,522,628
Cheniere Energy Partners L.P.:
3.25%, 1/31/2032 (a)	9,208,000	9,309,196
4.00%, 3/1/2031	11,272,000	11,842,814
4.50%, 10/1/2029	10,356,000	11,033,800
Cheniere Energy, Inc. 4.63%, 10/15/2028	12,741,000	13,544,065
CQP Holdco L.P./BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	12,118,000	12,644,648
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a)	4,295,000	4,378,452
5.75%, 4/1/2025 (b)	3,823,000	3,907,871
6.00%, 2/1/2029 (a)	5,934,000	6,157,237
DCP Midstream Operating L.P.:
5.13%, 5/15/2029	5,220,000	5,893,067
5.38%, 7/15/2025	6,052,000	6,614,291
5.63%, 7/15/2027	4,336,000	4,921,577
DT Midstream, Inc.:
4.13%, 6/15/2029 (a)	8,971,000	9,223,175
4.38%, 6/15/2031 (a)	7,263,000	7,571,096
Energy Transfer L.P. 4.25%, 3/15/2023	35,000	35,886
EnLink Midstream LLC 5.63%, 1/15/2028 (a)	6,663,000	6,954,573
EQM Midstream Partners L.P.:
4.50%, 1/15/2029 (a)	5,771,000	6,002,936
4.75%, 7/15/2023	4,293,000	4,460,813
4.75%, 1/15/2031 (a)	8,645,000	9,136,728
5.50%, 7/15/2028	5,764,000	6,298,438
6.00%, 7/1/2025 (a)	8,248,000	8,967,968
6.50%, 7/1/2027 (a)	6,537,000	7,333,599
Genesis Energy L.P./Genesis Energy Finance Corp.:
6.50%, 10/1/2025	4,921,000	4,873,168
7.75%, 2/1/2028	5,710,000	5,791,139
8.00%, 1/15/2027	8,973,000	9,244,344
See accompanying notes to financial statements.
64

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Harvest Midstream I L.P. 7.50%, 9/1/2028 (a)	$ 6,274,000	$ 6,730,935
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp. 5.63%, 2/15/2026 (a)	31,000	31,789
Hess Midstream Operations L.P.:
4.25%, 2/15/2030 (a)	5,644,000	5,621,876
5.13%, 6/15/2028 (a)	5,106,000	5,354,407
5.63%, 2/15/2026 (a)	7,525,000	7,783,935
Holly Energy Partners L.P./Holly Energy Finance Corp. 5.00%, 2/1/2028 (a)	5,118,000	5,134,736
ITT Holdings LLC 6.50%, 8/1/2029 (a)	10,461,000	10,337,351
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a)	12,065,000	12,052,452
6.75%, 9/15/2025 (a)	9,743,000	9,897,524
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	16,821,000	17,334,377
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 11/1/2023 (b)	4,962,000	4,922,899
Northriver Midstream Finance L.P. 5.63%, 2/15/2026 (a)	4,212,000	4,376,647
NuStar Logistics L.P.:
5.63%, 4/28/2027	4,357,000	4,613,758
5.75%, 10/1/2025	4,239,000	4,557,603
6.00%, 6/1/2026	4,195,000	4,575,696
6.38%, 10/1/2030	5,889,000	6,567,413
Rattler Midstream L.P. 5.63%, 7/15/2025 (a)	4,495,000	4,677,047
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	2,614,000	2,805,685
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50%, 10/15/2026 (a)	4,983,000	5,179,380
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	6,843,000	6,842,863
6.00%, 12/31/2030 (a)	6,249,000	6,262,248
6.00%, 9/1/2031 (a)	5,766,000	5,719,584
7.50%, 10/1/2025 (a)	4,242,000	4,596,462
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032 (a)	7,380,000	7,726,639
4.88%, 2/1/2031	5,669,000	6,158,802
See accompanying notes to financial statements.
65

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 1/15/2028	$ 5,553,000	$ 5,857,193
5.50%, 3/1/2030	8,200,000	8,969,816
5.88%, 4/15/2026	8,026,000	8,402,259
6.50%, 7/15/2027	6,099,500	6,535,248
6.88%, 1/15/2029	4,079,000	4,564,360
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	9,119,000	9,492,058
3.88%, 11/1/2033 (a)	10,211,000	10,727,268
4.13%, 8/15/2031 (a)	9,591,000	10,233,693
Western Midstream Operating L.P.:
4.35%, 2/1/2025	5,217,000	5,432,097
5.30%, 2/1/2030 (b)	10,928,000	11,999,928
		463,720,814
REAL ESTATE — 0.9%
Cushman & Wakefield US Borrower LLC 6.75%, 5/15/2028 (a)	5,550,000	5,971,745
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	6,042,000	6,313,165
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	2,699,000	2,746,071
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	4,664,000	4,719,268
4.38%, 2/1/2031 (a)	4,395,000	4,445,674
5.38%, 8/1/2028 (a)	7,438,000	7,930,321
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	4,695,000	4,645,186
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	5,368,000	5,473,857
4.75%, 2/1/2030	3,448,000	3,510,961
5.00%, 3/1/2031 (b)	3,975,000	4,130,144
Newmark Group, Inc. 6.13%, 11/15/2023	5,362,000	5,747,528
PIK Securities DAC 5.63%, 11/19/2026 (a)	2,432,000	2,425,263
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (a) (b)	187,000	193,010
5.75%, 1/15/2029 (a)	7,344,000	7,545,446
7.63%, 6/15/2025 (a)	5,274,000	5,604,574
9.38%, 4/1/2027 (a)	6,038,000	6,547,004
WeWork Cos. LLC/WW Co-Obligor, Inc. 5.00%, 7/10/2025 (a) (b)	3,853,000	3,343,980
See accompanying notes to financial statements.
66

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
WeWork Cos., Inc. 7.88%, 5/1/2025 (a) (b)	$ 5,455,000	$ 5,209,307
		86,502,504
REAL ESTATE INVESTMENT TRUSTS — 3.8%
American Finance Trust, Inc./American Finance Operating Partner LP 4.50%, 9/30/2028 (a)	3,060,000	3,079,400
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	3,749,000	3,654,975
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL:
4.50%, 4/1/2027 (a)	5,766,000	5,680,606
5.75%, 5/15/2026 (a)	8,714,000	9,040,775
Diversified Healthcare Trust:
4.38%, 3/1/2031	5,918,000	5,690,867
4.75%, 2/15/2028 (b)	4,032,000	3,973,536
9.75%, 6/15/2025	8,306,000	8,985,265
Global Net Lease, Inc./Global Net Lease Operating Partnership L.P. 3.75%, 12/15/2027 (a)	5,850,000	5,714,572
HAT Holdings I LLC/HAT Holdings II LLC 3.38%, 6/15/2026 (a)	9,705,000	9,831,068
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	2,915,000	2,982,511
Iron Mountain, Inc.:
4.88%, 9/15/2027 (a)	7,818,000	8,104,139
4.88%, 9/15/2029 (a)	8,210,000	8,503,836
5.00%, 7/15/2028 (a)	3,753,000	3,873,847
5.25%, 3/15/2028 (a)	8,461,000	8,840,137
5.25%, 7/15/2030 (a)	10,454,000	11,024,370
5.63%, 7/15/2032 (a)	5,267,000	5,641,220
REIT, 4.50%, 2/15/2031 (a)	7,916,000	7,979,486
iStar, Inc.:
4.25%, 8/1/2025	5,125,000	5,268,961
4.75%, 10/1/2024	6,378,000	6,661,247
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	5,248,000	5,279,855
4.75%, 6/15/2029 (a)	4,456,000	4,568,603
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
3.88%, 2/15/2029 (a) (b)	6,439,000	6,790,763
See accompanying notes to financial statements.
67

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 9/1/2026	$ 219,000	$ 234,446
4.63%, 6/15/2025 (a)	6,917,000	7,383,413
5.63%, 5/1/2024	8,728,000	9,334,247
REIT, 5.75%, 2/1/2027	5,608,000	6,358,687
MPT Operating Partnership L.P./MPT Finance Corp.:
3.50%, 3/15/2031	9,746,000	9,868,117
4.63%, 8/1/2029	6,928,000	7,303,567
5.00%, 10/15/2027	11,216,000	11,743,376
New Residential Investment Corp. 6.25%, 10/15/2025 (a)	6,058,000	6,078,658
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	5,641,000	5,778,415
5.88%, 10/1/2028 (a)	6,633,000	6,945,613
7.50%, 6/1/2025 (a)	4,644,500	4,900,830
RHP Hotel Properties L.P./RHP Finance Corp.:
4.50%, 2/15/2029 (a)	4,159,000	4,190,692
4.75%, 10/15/2027	5,705,000	5,840,494
RLJ Lodging Trust L.P.:
3.75%, 7/1/2026 (a)	4,945,000	4,951,676
4.00%, 9/15/2029 (a)	3,915,000	3,875,224
SBA Communications Corp.:
3.13%, 2/1/2029 (a)	11,785,000	11,341,413
Series WI, 3.88%, 2/15/2027	13,068,500	13,492,181
Service Properties Trust:
4.35%, 10/1/2024	7,722,000	7,567,019
7.50%, 9/15/2025	6,749,000	7,315,848
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC:
6.00%, 1/15/2030 (a)	6,854,000	6,597,181
7.88%, 2/15/2025 (a)	17,531,000	18,286,761
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	4,553,000	4,513,389
6.50%, 2/15/2029 (a)	8,868,000	8,834,302
VICI Properties L.P./VICI Note Co., Inc.:
3.50%, 2/15/2025 (a)	6,566,000	6,694,825
4.25%, 12/1/2026 (a)	9,452,333	9,842,431
4.63%, 12/1/2029 (a)	9,132,000	9,724,119
REIT, 3.75%, 2/15/2027 (a)	5,289,000	5,464,859
REIT, 4.13%, 8/15/2030 (a)	7,864,000	8,325,145
XHR L.P.:
4.88%, 6/1/2029 (a)	4,648,000	4,735,987
See accompanying notes to financial statements.
68

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
6.38%, 8/15/2025 (a)	$ 5,260,000	$ 5,584,647
		364,277,601
RETAIL — 4.5%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	6,317,000	6,253,577
3.88%, 1/15/2028 (a)	12,449,500	12,604,994
4.00%, 10/15/2030 (a)	21,656,000	21,393,096
4.38%, 1/15/2028 (a)	7,338,000	7,495,327
5.75%, 4/15/2025 (a)	6,204,000	6,443,971
Asbury Automotive Group, Inc.:
4.63%, 11/15/2029 (a)	6,864,000	7,004,506
5.00%, 2/15/2032 (a)	5,130,000	5,299,906
At Home Group, Inc. 7.13%, 7/15/2029 (a)	5,519,000	5,467,949
Bath & Body Works, Inc.:
5.25%, 2/1/2028	4,931,000	5,429,968
6.63%, 10/1/2030 (a)	8,537,000	9,689,495
7.50%, 6/15/2029 (b)	4,577,000	5,212,196
Carvana Co.:
4.88%, 9/1/2029 (a) (b)	6,598,000	6,307,094
5.50%, 4/15/2027 (a)	6,965,000	6,881,211
5.63%, 10/1/2025 (a)	4,495,000	4,500,709
5.88%, 10/1/2028 (a)	4,525,000	4,529,389
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	6,850,000	6,724,713
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	6,232,000	6,301,674
8.50%, 10/30/2025 (a)	4,811,000	5,012,725
Ferrellgas L.P./Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a)	7,104,000	6,899,689
5.88%, 4/1/2029 (a)	8,416,000	8,139,198
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	3,526,000	3,523,955
5.63%, 1/1/2030 (a)	3,817,000	3,892,882
Gap, Inc.:
3.63%, 10/1/2029 (a)	8,371,000	8,279,254
3.88%, 10/1/2031 (a)	6,318,000	6,243,384
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	6,303,000	6,295,815
IRB Holding Corp. 7.00%, 6/15/2025 (a)	8,418,000	8,904,392
See accompanying notes to financial statements.
69

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	$ 5,234,000	$ 5,446,762
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	6,750,000	6,723,675
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (a)	8,448,000	8,665,283
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	7,168,000	7,353,938
4.38%, 1/15/2031 (a)	3,916,000	4,181,544
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	6,489,000	6,558,303
Macy's Retail Holdings LLC 5.88%, 4/1/2029 (a) (b)	4,348,000	4,630,011
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	8,578,000	8,567,106
7.88%, 5/1/2029 (a) (b)	11,503,000	11,340,578
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	3,759,000	3,735,845
4.75%, 9/15/2029	4,123,000	4,348,611
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	9,204,000	9,765,904
Nordstrom, Inc. 4.38%, 4/1/2030 (b)	3,957,000	3,993,879
Party City Holdings, Inc. 8.75%, 2/15/2026 (a)	7,531,000	7,774,778
Penske Automotive Group, Inc.:
3.50%, 9/1/2025 (b)	5,025,000	5,154,494
3.75%, 6/15/2029	4,267,000	4,248,695
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	8,872,000	9,120,593
7.75%, 2/15/2029 (a)	8,597,000	9,385,431
QVC, Inc.:
4.38%, 9/1/2028	4,257,000	4,246,868
WI, 4.75%, 2/15/2027	4,700,000	4,831,694
Rite Aid Corp.:
7.50%, 7/1/2025 (a)	5,731,000	5,881,840
8.00%, 11/15/2026 (a)	8,053,000	8,242,970
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (a)	4,640,000	4,672,480
4.88%, 11/15/2031 (a)	3,919,000	3,953,330
See accompanying notes to financial statements.
70

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	$ 6,404,000	$ 6,709,791
SRS Distribution, Inc.:
4.63%, 7/1/2028 (a)	5,143,000	5,185,378
6.00%, 12/1/2029 (a)	8,092,000	8,140,390
Staples, Inc.:
7.50%, 4/15/2026 (a)	18,080,000	18,568,883
10.75%, 4/15/2027 (a) (b)	7,844,000	7,388,499
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	5,513,000	5,591,119
Superior Plus L.P./Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	4,917,000	5,042,974
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	5,690,000	5,806,247
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	4,980,000	5,213,164
Yum! Brands, Inc.:
3.63%, 3/15/2031	8,522,000	8,495,411
4.63%, 1/31/2032	9,262,000	9,829,853
4.75%, 1/15/2030 (a)	5,842,000	6,321,395
7.75%, 4/1/2025 (a)	5,704,000	6,013,784
		435,862,569
SEMICONDUCTORS — 0.1%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	6,659,000	7,045,355
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	5,771,000	5,920,238
		12,965,593
SOFTWARE — 2.4%
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	7,271,000	7,257,403
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (a)	6,271,000	6,584,989
Camelot Finance SA 4.50%, 11/1/2026 (a)	4,494,000	4,658,885
CDK Global, Inc.:
4.88%, 6/1/2027	4,419,000	4,594,699
5.25%, 5/15/2029 (a)	4,454,000	4,720,438
See accompanying notes to financial statements.
71

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	$ 9,889,000	$ 9,984,033
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	6,843,000	6,897,402
4.88%, 7/1/2029 (a)	5,199,000	5,281,456
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a)	3,989,000	4,186,695
Elastic NV 4.13%, 7/15/2029 (a)	5,396,000	5,335,403
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	6,641,000	6,823,694
MicroStrategy, Inc. 6.13%, 6/15/2028 (a) (b)	3,735,000	3,751,285
MSCI, Inc.:
3.25%, 8/15/2033 (a)	5,881,000	5,957,629
3.63%, 9/1/2030 (a)	8,071,000	8,284,397
3.63%, 11/1/2031 (a)	4,082,000	4,246,260
3.88%, 2/15/2031 (a)	8,419,000	8,788,426
4.00%, 11/15/2029 (a)	8,549,000	8,937,125
Nuance Communications, Inc. 5.63%, 12/15/2026	2,725,960	2,809,674
Open Text Corp.:
3.88%, 2/15/2028 (a)	6,547,000	6,673,292
3.88%, 12/1/2029 (a)	7,636,000	7,758,176
Open Text Holdings, Inc.:
4.13%, 2/15/2030 (a)	7,421,000	7,631,608
4.13%, 12/1/2031 (a)	6,344,000	6,420,255
Playtika Holding Corp. 4.25%, 3/15/2029 (a)	4,358,000	4,273,193
PTC, Inc.:
3.63%, 2/15/2025 (a)	3,424,000	3,475,531
4.00%, 2/15/2028 (a)	4,670,000	4,753,406
Rackspace Technology Global, Inc.:
3.50%, 2/15/2028 (a)	5,186,000	4,949,830
5.38%, 12/1/2028 (a) (b)	4,634,000	4,509,531
ROBLOX Corp. 3.88%, 5/1/2030 (a)	9,508,000	9,644,250
Rocket Software, Inc. 6.50%, 2/15/2029 (a)	2,525,000	2,464,652
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	16,031,000	16,789,266
See accompanying notes to financial statements.
72

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Twilio, Inc.:
3.63%, 3/15/2029	$ 4,215,000	$ 4,247,245
3.88%, 3/15/2031	4,270,000	4,312,059
Veritas US, Inc./Veritas Bermuda, Ltd. 7.50%, 9/1/2025 (a)	15,631,000	16,225,916
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	7,434,000	7,635,982
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	6,011,000	5,940,852
		226,804,937
TELECOMMUNICATIONS — 6.0%
Altice France Holding SA:
6.00%, 2/15/2028 (a) (b)	10,344,000	9,893,829
10.50%, 5/15/2027 (a)	16,095,000	17,309,851
Altice France SA:
5.13%, 7/15/2029 (a)	20,112,000	19,619,859
5.50%, 1/15/2028 (a)	9,722,000	9,637,613
5.50%, 10/15/2029 (a)	14,775,000	14,627,250
8.13%, 2/1/2027 (a)	12,154,622	12,960,352
Avanti Communications Group PLC 9.00%, 10/1/2022 (a)	921,199	132,376
Avaya, Inc. 6.13%, 9/15/2028 (a) (b)	9,431,000	10,006,763
British Telecommunications PLC:
5 year CMT + 2.99%, 4.25%, 11/23/2081 (a) (c)	3,757,000	3,767,407
5 year CMT + 3.49%, 4.88%, 11/23/2081 (a) (c)	2,817,000	2,834,634
CommScope Technologies LLC 5.00%, 3/15/2027 (a) (b)	6,105,000	5,752,192
CommScope, Inc.:
4.75%, 9/1/2029 (a)	8,929,000	8,885,069
6.00%, 3/1/2026 (a)	13,385,000	13,867,529
7.13%, 7/1/2028 (a)	8,268,000	8,165,807
8.25%, 3/1/2027 (a)	9,940,000	10,222,793
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/1/2026 (a)	17,995,000	18,899,789
Consolidated Communications, Inc. 6.50%, 10/1/2028 (a)	5,296,000	5,615,614
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	13,155,000	13,572,277
5.88%, 10/15/2027 (a)	9,376,000	9,916,620
5.88%, 11/1/2029	7,177,016	7,165,892
See accompanying notes to financial statements.
73

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 1/15/2030 (a)	$ 9,912,000	$ 9,954,126
6.75%, 5/1/2029 (a)	7,331,000	7,645,720
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	5,903,000	6,476,299
6.63%, 8/1/2026 (b)	6,994,000	7,826,636
Iliad Holding SASU:
6.50%, 10/15/2026 (a)	9,613,000	10,107,397
7.00%, 10/15/2028 (a)	7,260,000	7,639,553
Intrado Corp. 8.50%, 10/15/2025 (a) (b)	5,884,000	5,858,405
Level 3 Financing, Inc.:
3.63%, 1/15/2029 (a)	6,809,500	6,514,921
3.75%, 7/15/2029 (a)	5,825,825	5,578,227
4.25%, 7/1/2028 (a)	10,760,000	10,722,555
4.63%, 9/15/2027 (a)	9,319,000	9,519,918
LogMeIn, Inc. 5.50%, 9/1/2027 (a)	8,090,000	8,175,916
Lumen Technologies Inc. Series T, 5.80%, 3/15/2022	74,000	74,701
Lumen Technologies, Inc.:
4.00%, 2/15/2027 (a)	11,742,000	11,912,729
5.13%, 12/15/2026 (a) (b)	11,371,000	11,830,502
5.38%, 6/15/2029 (a)	8,486,000	8,533,012
4.50%, 1/15/2029 (a)	7,796,000	7,560,015
Nokia Oyj 4.38%, 6/12/2027	3,693,000	4,011,743
Plantronics, Inc. 4.75%, 3/1/2029 (a) (b)	4,120,000	3,927,761
Sprint Corp. 7.63%, 3/1/2026	10,718,000	12,851,954
Switch, Ltd.:
3.75%, 9/15/2028 (a)	3,849,000	3,882,486
4.13%, 6/15/2029 (a)	2,322,000	2,382,860
Telesat Canada/Telesat LLC:
5.63%, 12/6/2026 (a)	4,360,000	4,093,037
6.50%, 10/15/2027 (a) (b)	5,103,000	3,954,519
T-Mobile USA, Inc.:
2.25%, 2/15/2026	6,713,000	6,720,653
2.25%, 2/15/2026 (a)	5,621,000	5,638,369
2.63%, 4/15/2026	8,888,000	8,951,727
2.63%, 2/15/2029	6,907,500	6,799,259
2.88%, 2/15/2031	7,673,000	7,575,399
See accompanying notes to financial statements.
74

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 4/15/2029	$ 9,059,000	$ 9,242,082
3.38%, 4/15/2029 (a)	9,236,000	9,425,246
3.50%, 4/15/2031	6,731,000	7,006,971
3.50%, 4/15/2031 (a)	8,766,000	9,085,959
4.75%, 2/1/2028	12,625,000	13,290,716
5.38%, 4/15/2027	770,000	801,770
VEON Holdings B.V.:
3.38%, 11/25/2027 (a)	8,623,000	8,415,531
4.00%, 4/9/2025 (a)	7,383,000	7,526,378
Series REGS, 4.95%, 6/16/2024	3,807,000	3,997,921
Series REGS, 7.25%, 4/26/2023	112,000	117,908
Viasat, Inc. 5.63%, 9/15/2025 (a)	8,631,000	8,677,176
ViaSat, Inc. 5.63%, 4/15/2027 (a)	6,320,000	6,511,054
Vmed O2 UK Financing I PLC:
4.25%, 1/31/2031 (a)	10,969,000	10,749,510
4.75%, 7/15/2031 (a)	10,669,000	10,846,639
Vodafone Group PLC:
5 year USD Swap + 4.87%, 7.00%, 4/4/2079 (c)	15,031,000	18,167,218
5 year CMT + 2.45%, 3.25%, 6/4/2081 (c)	4,398,000	4,313,778
5 year CMT + 2.77%, 4.13%, 6/4/2081 (c)	7,801,000	7,727,983
Windstream Escrow LLC/Windstream Escrow Finance Corp. REGS, 7.75%, 8/15/2028 (a) (b)	13,017,000	13,780,707
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a)	11,307,000	11,144,292
6.13%, 3/1/2028 (a)	8,584,000	8,470,605
		578,873,359
TOYS/GAMES/HOBBIES — 0.2%
Mattel, Inc.:
3.38%, 4/1/2026 (a)	4,781,000	4,904,063
3.75%, 4/1/2029 (a) (b)	3,439,000	3,570,886
5.88%, 12/15/2027 (a)	6,501,000	6,989,160
		15,464,109
TRANSPORTATION — 0.4%
Altera Infrastructure L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a)	5,675,000	3,069,097
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	6,919,000	7,051,291
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	6,380,000	6,190,323
See accompanying notes to financial statements.
75

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Seaspan Corp. 5.50%, 8/1/2029 (a)	$ 6,250,000	$ 6,284,875
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	5,426,000	5,675,270
XPO Logistics, Inc. 6.25%, 5/1/2025 (a)	8,398,000	8,800,096
		37,070,952
TRUCKING & LEASING — 0.2%
Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/1/2025 (a)	7,077,000	7,321,157
Fortress Transportation and Infrastructure Investors LLC 5.50%, 5/1/2028 (a)	9,587,000	9,764,359
		17,085,516
TOTAL CORPORATE BONDS & NOTES (Cost $9,604,425,633)		9,479,732,894
	Shares
COMMON STOCKS — 0.1%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (d)
Avanti Communications Group PLC (f)	9,671,825	—
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Weatherford International PLC (g)	50,978	1,413,110
HOUSEHOLD PRODUCTS — 0.0% (d)
Cenveo Enterprises, Inc. (f)	20,138	120,829
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Amplify Energy Corp. (b) (g)	136,015	423,007
EP Energy Corp. (g)	5,918	514,866
Gulfport Energy Corp. (g)	11,877	855,500
		1,793,373
TRANSPORTATION INFRASTRUCTURE — 0.1%
ATD New Holdings, Inc. (g)	35,050	2,988,013
TOTAL COMMON STOCKS (Cost $8,797,389)		6,315,325
SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (h) (i)	35,917,719	35,921,311
See accompanying notes to financial statements.
76

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (j) (k)	297,628,847	$ 297,628,847
TOTAL SHORT-TERM INVESTMENTS (Cost $333,551,376)		333,550,158
TOTAL INVESTMENTS — 101.8% (Cost $9,946,774,398)		9,819,598,377
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(176,569,801)
NET ASSETS — 100.0%		$ 9,643,028,576
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 75.6% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Amount is less than 0.05% of net assets.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2021, total aggregate fair value of the securities is $120,829, representing 0.00% of the Fund's net assets.
(g)	Non-income producing security.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2021.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
PIK	Payment in Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
77

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$9,479,732,894	$ —	$9,479,732,894
Common Stocks	2,691,617	3,502,879	120,829	6,315,325
Short-Term Investments	333,550,158	—	—	333,550,158
TOTAL INVESTMENTS	$336,241,775	$9,483,235,773	$120,829	$9,819,598,377
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	53,036,212	$ 53,052,122	$1,189,643,440	$1,206,770,457	$877	$(4,671)	35,917,719	$ 35,921,311	$ 17,183
State Street Navigator Securities Lending Portfolio II	564,317,081	564,317,081	335,827,210	602,515,444	—	—	297,628,847	297,628,847	626,816
Total		$617,369,203	$1,525,470,650	$1,809,285,901	$877	$(4,671)		$333,550,158	$643,999

See accompanying notes to financial statements.
78

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.9%
ADVERTISING — 0.2%
Clear Channel International BV 6.63%, 8/1/2025 (a)	$ 4,288,000	$ 4,446,742
Outfront Media Capital LLC/Outfront Media Capital Corp. 6.25%, 6/15/2025 (a)	3,856,000	4,036,268
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	1,153,000	1,174,630
		9,657,640
AEROSPACE & DEFENSE — 3.7%
Bombardier, Inc.:
7.13%, 6/15/2026 (a)	8,624,000	8,955,248
7.50%, 12/1/2024 (a)	10,168,000	10,564,349
7.50%, 3/15/2025 (a)	10,665,000	10,859,316
F-Brasile SpA/F-Brasile US LLC Series XR, 7.38%, 8/15/2026 (a)	8,106,000	8,091,490
Howmet Aerospace, Inc.:
5.13%, 10/1/2024	7,305,000	7,890,642
6.88%, 5/1/2025	2,242,000	2,576,350
Maxar Space Robotics LLC 9.75%, 12/31/2023 (a)	5,858,000	6,310,706
Rolls-Royce PLC 3.63%, 10/14/2025 (a)	10,107,000	10,290,543
Spirit AeroSystems, Inc.:
5.50%, 1/15/2025 (a)	3,592,000	3,728,748
7.50%, 4/15/2025 (a)	10,207,000	10,739,397
TransDigm UK Holdings PLC 6.88%, 5/15/2026	2,950,000	3,087,352
TransDigm, Inc.:
6.25%, 3/15/2026 (a)	35,748,000	37,146,819
6.38%, 6/15/2026	6,678,000	6,862,446
8.00%, 12/15/2025 (a)	14,064,000	14,834,989
Triumph Group, Inc.:
6.25%, 9/15/2024 (a)	3,759,000	3,781,892
7.75%, 8/15/2025	2,639,000	2,625,831
8.88%, 6/1/2024 (a)	6,371,000	6,944,645
		155,290,763
AGRICULTURE — 0.1%
Vector Group, Ltd.:
5.75%, 2/1/2029 (a)	2,657,000	2,584,650
See accompanying notes to financial statements.
79

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
10.50%, 11/1/2026 (a)	$ 2,854,000	$ 2,957,486
		5,542,136
AIRLINES — 3.5%
Air Canada 3.88%, 8/15/2026 (a)	7,362,000	7,527,719
American Airlines Group, Inc.:
3.75%, 3/1/2025 (a) (b)	4,715,000	4,390,514
5.00%, 6/1/2022 (a) (b)	7,525,000	7,543,210
American Airlines, Inc. 11.75%, 7/15/2025 (a)	21,103,000	26,236,516
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.50%, 4/20/2026 (a)	29,559,400	30,762,763
Delta Air Lines, Inc.:
2.90%, 10/28/2024 (b)	4,902,000	4,997,785
3.63%, 3/15/2022	13,120,000	13,135,088
3.80%, 4/19/2023	1,266,000	1,293,244
7.38%, 1/15/2026	7,077,000	8,309,813
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd. 5.75%, 1/20/2026 (a)	10,850,011	11,379,058
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd. 8.00%, 9/20/2025 (a)	6,222,999	6,868,324
United Airlines Holdings, Inc.:
4.25%, 10/1/2022	4,006,900	4,068,165
4.88%, 1/15/2025 (b)	2,677,000	2,765,100
United Airlines, Inc. 4.38%, 4/15/2026 (a)	16,519,000	17,235,925
		146,513,224
APPAREL — 0.6%
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a)	11,065,000	11,556,618
4.88%, 5/15/2026 (a) (b)	5,782,000	6,194,546
Michael Kors USA, Inc. 4.50%, 11/1/2024 (a)	1,616,000	1,705,559
Under Armour, Inc. 3.25%, 6/15/2026	2,028,000	2,093,423
William Carter Co. 5.50%, 5/15/2025 (a)	3,157,000	3,292,088
		24,842,234
See accompanying notes to financial statements.
80

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 2.5%
Aston Martin Capital Holdings, Ltd. 10.50%, 11/30/2025 (a)	$ 10,849,000	$ 11,909,924
Ford Motor Co.:
4.35%, 12/8/2026	2,248,000	2,451,264
9.00%, 4/22/2025	3,000	3,667
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	3,283,000	3,315,830
2.98%, 8/3/2022	3,247,000	3,271,872
3.09%, 1/9/2023	5,515,000	5,600,372
3.10%, 5/4/2023	3,631,000	3,695,487
3.22%, 1/9/2022	3,763,000	3,763,865
3.34%, 3/28/2022	1,378,000	1,381,817
3.35%, 11/1/2022	3,693,000	3,743,299
3.37%, 11/17/2023	1,838,000	1,896,816
3.38%, 11/13/2025	2,497,000	2,590,862
3.66%, 9/8/2024	5,415,000	5,634,903
3.81%, 1/9/2024	5,128,000	5,309,070
4.13%, 8/4/2025	4,665,000	4,946,953
4.14%, 2/15/2023	2,820,000	2,898,227
4.25%, 9/20/2022	6,862,000	6,991,349
4.38%, 8/6/2023	2,811,000	2,921,922
4.54%, 8/1/2026	923,000	1,002,230
4.69%, 6/9/2025	1,658,000	1,782,367
5.13%, 6/16/2025	2,485,000	2,709,594
5.58%, 3/18/2024	2,324,000	2,504,156
5.60%, 1/7/2022	6,445,000	6,447,256
Series GMTN, 4.39%, 1/8/2026	2,496,000	2,686,095
Series MTN, 3.55%, 10/7/2022	150,000	152,174
Jaguar Land Rover Automotive PLC:
5.63%, 2/1/2023 (a)	3,861,000	3,870,652
7.75%, 10/15/2025 (a)	6,125,000	6,608,201
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	5,205,000	5,442,192
		105,532,416
AUTO PARTS & EQUIPMENT — 1.6%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a) (b)	5,353,000	5,480,509
Adient US LLC 9.00%, 4/15/2025 (a)	6,155,000	6,558,830
See accompanying notes to financial statements.
81

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
American Axle & Manufacturing, Inc. 6.25%, 3/15/2026 (b)	$ 4,353,000	$ 4,449,288
Clarios Global L.P. 6.75%, 5/15/2025 (a)	6,710,000	7,039,662
Clarios Global L.P./Clarios US Finance Co. 6.25%, 5/15/2026 (a)	5,759,000	6,033,992
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026 (a)	2,500,000	2,060,950
Dana Financing Luxembourg Sarl 5.75%, 4/15/2025 (a)	3,619,000	3,713,963
Goodyear Tire & Rubber Co.:
5.00%, 5/31/2026	5,419,000	5,582,491
9.50%, 5/31/2025	6,516,000	7,028,549
IHO Verwaltungs GmbH 4.75%, 9/15/2026 (a)	6,589,000	6,728,357
Tenneco, Inc. 5.00%, 7/15/2026 (b)	6,231,000	6,020,392
ZF North America Capital, Inc. 4.75%, 4/29/2025 (a)	6,972,000	7,487,231
		68,184,214
BANKS — 2.2%
CIT Group, Inc.:
4.75%, 2/16/2024	2,419,000	2,559,181
5.00%, 8/15/2022	12,236,000	12,533,212
5.00%, 8/1/2023	9,146,000	9,656,896
5.25%, 3/7/2025	5,332,000	5,859,122
Commerzbank AG 8.13%, 9/19/2023 (a)	12,202,000	13,445,994
Deutsche Bank AG 4.50%, 4/1/2025	9,632,000	10,249,026
Freedom Mortgage Corp.:
7.63%, 5/1/2026 (a)	2,884,000	2,945,227
8.13%, 11/15/2024 (a)	6,610,000	6,690,179
8.25%, 4/15/2025 (a)	2,000	2,050
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	15,088,000	16,163,925
5.71%, 1/15/2026 (a)	12,028,000	13,310,185
		93,414,997
BUILDING MATERIALS — 0.2%
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 7/15/2025 (a)	2,702,000	2,865,876
See accompanying notes to financial statements.
82

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Jeld-Wen, Inc. 4.63%, 12/15/2025 (a)	$ 2,256,000	$ 2,280,117
Koppers, Inc. 6.00%, 2/15/2025 (a)	2,230,000	2,262,781
		7,408,774
CHEMICALS — 1.7%
Consolidated Energy Finance SA 6.50%, 5/15/2026 (a)	5,087,000	5,196,676
Cornerstone Chemical Co. 6.75%, 8/15/2024 (a) (b)	5,850,000	5,204,335
CVR Partners L.P./CVR Nitrogen Finance Corp. 9.25%, 6/15/2023 (a)	575,000	576,294
Eurochem Finance DAC Series REGS, 5.50%, 3/13/2024	2,199,000	2,334,194
GCP Applied Technologies, Inc. 5.50%, 4/15/2026 (a)	604,000	617,832
INEOS Quattro Finance 2 PLC 3.38%, 1/15/2026 (a)	6,774,000	6,798,319
Kraton Polymers LLC/Kraton Polymers Capital Corp. 4.25%, 12/15/2025 (a)	3,327,000	3,440,218
Neon Holdings, Inc. 10.13%, 4/1/2026 (a)	4,838,000	5,154,067
Nufarm Australia, Ltd./Nufarm Americas, Inc. 5.75%, 4/30/2026 (a)	3,138,000	3,205,592
OCI NV 4.63%, 10/15/2025 (a)	820,000	849,340
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	5,875,000	6,003,134
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	7,532,571	7,983,169
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	8,325,000	8,580,244
TPC Group, Inc. 10.50%, 8/1/2024 (a)	9,144,000	6,621,810
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a)	3,495,000	3,553,821
Tronox, Inc. 6.50%, 5/1/2025 (a)	3,475,000	3,674,882
Venator Finance Sarl/Venator Materials LLC 5.75%, 7/15/2025 (a) (b)	2,297,000	2,197,517
		71,991,444
See accompanying notes to financial statements.
83

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
COAL — 0.1%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp. 7.50%, 5/1/2025 (a)	$ 4,049,000	$ 4,105,322
Coronado Finance Pty, Ltd. 10.75%, 5/15/2026 (a)	1,479,000	1,591,330
		5,696,652
COMMERCIAL SERVICES — 4.0%
ADT Security Corp. 4.13%, 6/15/2023	2,917,000	3,030,267
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a) (b)	3,469,000	3,290,728
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a)	4,348,000	4,389,002
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.63%, 7/15/2026 (a)	16,211,000	17,003,556
Aptim Corp. 7.75%, 6/15/2025 (a)	3,870,000	3,437,915
Block, Inc. 2.75%, 6/1/2026 (a)	9,019,000	9,056,248
Brink's Co. 5.50%, 7/15/2025 (a)	2,933,000	3,064,486
Cimpress PLC 7.00%, 6/15/2026 (a)	6,361,000	6,647,499
CoreCivic, Inc. 8.25%, 4/15/2026 (b)	5,509,000	5,756,905
Hertz Corp. 4.63%, 12/1/2026 (a)	1,385,000	1,396,731
IHS Markit, Ltd.:
3.63%, 5/1/2024	8,725,000	9,146,767
4.00%, 3/1/2026 (a)	1,957,000	2,117,454
4.13%, 8/1/2023	2,515,000	2,625,886
4.75%, 2/15/2025 (a)	4,470,000	4,857,728
5.00%, 11/1/2022 (a)	8,928,000	9,143,076
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5.00%, 2/1/2026 (a)	4,271,000	4,305,723
MoneyGram International, Inc. 5.38%, 8/1/2026 (a)	3,665,000	3,726,719
Nielsen Co. Luxembourg SARL 5.00%, 2/1/2025 (a) (b)	5,621,000	5,708,463
See accompanying notes to financial statements.
84

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
North Queensland Export Terminal Pty, Ltd. 4.45%, 12/15/2022 (a)	$ 3,060,000	$ 2,950,238
Prime Security Services Borrower LLC/Prime Finance, Inc.:
5.25%, 4/15/2024 (a)	4,999,000	5,319,836
5.75%, 4/15/2026 (a)	12,768,000	13,705,810
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	5,969,000	6,034,002
RR Donnelley & Sons Co. 6.13%, 11/1/2026 (a) (b)	3,350,000	3,674,950
Sabre GLBL, Inc.:
7.38%, 9/1/2025 (a)	6,701,000	6,969,107
9.25%, 4/15/2025 (a)	7,795,000	8,807,571
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.63%, 11/1/2026 (a)	6,907,000	7,141,907
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a) (b)	5,324,000	5,010,842
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	4,906,000	5,184,170
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	5,486,000	5,764,085
		169,267,671
COMPUTERS — 1.3%
Diebold Nixdorf, Inc.:
8.50%, 4/15/2024 (b)	1,554,000	1,557,761
9.38%, 7/15/2025 (a)	9,056,000	9,732,031
Exela Intermediate LLC/Exela Finance, Inc. 11.50%, 7/15/2026 (a)	6,441,000	4,579,293
Seagate HDD Cayman:
4.75%, 6/1/2023	6,600,000	6,885,978
4.88%, 3/1/2024	2,794,000	2,962,478
Vericast Corp. 11.00%, 9/15/2026 (a)	10,486,452	11,080,719
Western Digital Corp. 4.75%, 2/15/2026	16,676,000	18,230,370
		55,028,630
COSMETICS/PERSONAL CARE — 0.6%
Avon Products, Inc. 6.50%, 3/15/2023 (b)	6,444,000	6,769,809
Coty, Inc.:
5.00%, 4/15/2026 (a)	10,851,000	11,182,064
6.50%, 4/15/2026 (a) (b)	323,000	332,919
See accompanying notes to financial statements.
85

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	$ 5,646,000	$ 5,237,286
Revlon Consumer Products Corp. 6.25%, 8/1/2024	4,362,000	1,814,679
		25,336,757
DISTRIBUTION & WHOLESALE — 0.8%
Avient Corp.:
5.25%, 3/15/2023	954,000	1,000,708
5.75%, 5/15/2025 (a)	7,024,000	7,328,350
G-III Apparel Group, Ltd. 7.88%, 8/15/2025 (a) (b)	6,436,000	6,844,815
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a) (b)	6,689,000	6,773,749
Wolverine Escrow LLC:
8.50%, 11/15/2024 (a)	8,620,000	8,103,662
9.00%, 11/15/2026 (a)	3,737,000	3,545,740
		33,597,024
DIVERSIFIED FINANCIAL SERVICES — 4.1%
Ally Financial, Inc. 5.75%, 11/20/2025	7,577,000	8,548,296
Castlelake Aviation Finance DAC 5.00%, 4/15/2027 (a) (b)	2,980,000	2,948,561
Credit Acceptance Corp.:
5.13%, 12/31/2024 (a)	4,809,000	4,932,062
6.63%, 3/15/2026	1,847,000	1,923,281
Enact Holdings, Inc. 6.50%, 8/15/2025 (a)	6,522,000	7,141,003
Enova International, Inc. 8.50%, 9/15/2025 (a)	1,623,000	1,672,015
Finance of America Funding LLC 7.88%, 11/15/2025 (a)	5,204,000	5,123,026
Global Aircraft Leasing Co., Ltd. 6.50%, 9/15/2024 (a)	17,472,100	16,876,476
goeasy, Ltd. 5.38%, 12/1/2024 (a)	5,057,000	5,197,736
Home Point Capital, Inc. 5.00%, 2/1/2026 (a)	4,387,000	4,064,950
LD Holdings Group LLC 6.50%, 11/1/2025 (a)	3,360,000	3,316,018
Navient Corp.:
5.50%, 1/25/2023	4,400,000	4,584,668
See accompanying notes to financial statements.
86

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 10/25/2024	$ 3,832,000	$ 4,092,193
6.75%, 6/25/2025	2,218,000	2,442,040
6.75%, 6/15/2026	4,477,000	4,947,667
7.25%, 9/25/2023	1,385,070	1,492,399
Series MTN, 6.13%, 3/25/2024	8,103,000	8,640,472
OneMain Finance Corp.:
5.63%, 3/15/2023	778,000	813,236
6.13%, 3/15/2024	10,957,000	11,617,707
6.88%, 3/15/2025	12,812,000	14,273,337
7.13%, 3/15/2026	13,030,000	14,904,756
8.88%, 6/1/2025	416,000	446,364
PennyMac Financial Services, Inc. 5.38%, 10/15/2025 (a)	3,320,000	3,407,748
PHH Mortgage Corp. 7.88%, 3/15/2026 (a) (b)	3,310,000	3,423,334
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 2.88%, 10/15/2026 (a)	9,429,000	9,397,884
SLM Corp.:
3.13%, 11/2/2026	8,206,000	8,161,359
4.20%, 10/29/2025	1,700,000	1,780,580
TMX Finance LLC/TitleMax Finance Corp. 11.13%, 4/1/2023 (a)	1,177,000	1,200,058
United Wholesale Mortgage LLC 5.50%, 11/15/2025 (a)	7,225,000	7,377,881
VistaJet Malta Finance PLC/XO Management Holding, Inc. 10.50%, 6/1/2024 (a)	6,447,000	6,926,721
		171,673,828
ELECTRIC — 1.3%
Calpine Corp. 5.25%, 6/1/2026 (a)	3,998,000	4,101,748
DPL, Inc. 4.13%, 7/1/2025	4,479,000	4,684,317
Drax Finco PLC 6.63%, 11/1/2025 (a)	5,530,000	5,706,186
FirstEnergy Corp.:
Series A, 3.35%, 7/15/2022	8,194,000	8,241,116
Series B, 4.75%, 3/15/2023	5,238,000	5,426,882
FirstEnergy Transmission LLC 4.35%, 1/15/2025 (a)	2,905,000	3,099,751
InterGen NV 7.00%, 6/30/2023 (a)	2,732,000	2,716,646
See accompanying notes to financial statements.
87

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
NextEra Energy Operating Partners L.P.:
3.88%, 10/15/2026 (a)	$ 149,000	$ 158,000
4.25%, 7/15/2024 (a)	4,208,000	4,376,741
4.25%, 9/15/2024 (a)	69,000	71,859
Talen Energy Supply LLC:
6.50%, 6/1/2025	4,960,000	1,970,063
10.50%, 1/15/2026 (a)	5,673,000	2,451,076
Terraform Global Operating LLC 6.13%, 3/1/2026 (a)	963,000	983,868
TransAlta Corp. 4.50%, 11/15/2022	4,365,000	4,448,590
Vistra Operations Co. LLC:
5.50%, 9/1/2026 (a)	5,237,000	5,388,559
5.63%, 2/15/2027 (a)	451,000	466,325
		54,291,727
ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
WESCO Distribution, Inc. 7.13%, 6/15/2025 (a)	11,936,000	12,641,418
ELECTRONICS — 0.5%
Brightstar Escrow Corp. 9.75%, 10/15/2025 (a)	4,985,000	5,352,046
Sensata Technologies B.V.:
4.88%, 10/15/2023 (a)	6,417,000	6,763,325
5.00%, 10/1/2025 (a)	6,017,000	6,532,055
5.63%, 11/1/2024 (a)	3,255,000	3,577,473
		22,224,899
ENERGY-ALTERNATE SOURCES — 0.3%
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	6,709,000	6,941,937
Sunnova Energy Corp. 5.88%, 9/1/2026 (a)	1,110,000	1,132,544
TerraForm Power Operating LLC 4.25%, 1/31/2023 (a)	3,540,875	3,618,420
		11,692,901
ENGINEERING & CONSTRUCTION — 0.7%
Abengoa Abenewco 2 SAU PIK 1.50%, 10/26/2024 (a) (c)	4,572,938	22,865
Artera Services LLC 9.03%, 12/4/2025 (a)	8,831,000	9,306,019
See accompanying notes to financial statements.
88

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a)	$ 9,057,000	$ 9,042,328
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	4,778,000	4,964,246
Fluor Corp. 3.50%, 12/15/2024 (b)	373,000	390,389
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	4,142,000	4,171,947
		27,897,794
ENTERTAINMENT — 3.8%
AMC Entertainment Holdings, Inc. 10.50%, 4/15/2025 (a) (b)	4,363,000	4,648,558
Banijay Entertainment SASU 5.38%, 3/1/2025 (a)	4,879,000	4,992,876
Caesars Entertainment, Inc. 6.25%, 7/1/2025 (a)	29,048,000	30,510,857
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	10,779,000	11,266,534
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 5/1/2025 (a)	7,790,000	8,096,147
Cinemark USA, Inc. 5.88%, 3/15/2026 (a) (b)	3,450,000	3,484,673
Golden Entertainment, Inc. 7.63%, 4/15/2026 (a)	1,264,000	1,323,421
International Game Technology PLC:
4.13%, 4/15/2026 (a)	5,927,000	6,093,430
6.50%, 2/15/2025 (a)	10,277,000	11,247,149
Jacobs Entertainment, Inc. 7.88%, 2/1/2024 (a)	1,873,000	1,912,989
Live Nation Entertainment, Inc. 4.88%, 11/1/2024 (a)	5,550,000	5,619,319
Merlin Entertainments PLC 5.75%, 6/15/2026 (a)	2,057,000	2,148,269
Mohegan Gaming & Entertainment 8.00%, 2/1/2026 (a)	12,261,000	12,876,870
Raptor Acquisition Corp./Raptor Co-Issuer LLC 4.88%, 11/1/2026 (a)	5,175,000	5,228,303
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a)	10,287,000	10,586,557
8.25%, 3/15/2026 (a)	10,271,000	10,827,791
8.63%, 7/1/2025 (a)	7,743,000	8,287,797
See accompanying notes to financial statements.
89

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	$ 7,883,000	$ 7,967,190
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	5,250,000	5,607,578
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	2,964,000	3,103,842
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.75%, 4/15/2025 (a)	5,633,000	5,914,650
		161,744,800
ENVIRONMENTAL CONTROL — 0.6%
GFL Environmental, Inc.:
3.75%, 8/1/2025 (a)	5,506,000	5,583,690
4.25%, 6/1/2025 (a) (b)	6,518,000	6,705,197
5.13%, 12/15/2026 (a)	500,000	521,255
Stericycle, Inc. 5.38%, 7/15/2024 (a)	6,221,000	6,387,163
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	4,861,000	4,860,465
		24,057,770
FOOD — 1.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.25%, 3/15/2026 (a)	4,301,000	4,394,547
3.50%, 2/15/2023 (a)	5,002,000	5,096,938
7.50%, 3/15/2026 (a)	7,133,000	7,617,973
B&G Foods, Inc. 5.25%, 4/1/2025	4,406,000	4,495,001
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 4/15/2025 (a)	1,951,000	2,010,818
Del Monte Foods, Inc. 11.88%, 5/15/2025 (a)	3,491,000	3,898,016
FAGE International SA/FAGE USA Dairy Industry, Inc. 5.63%, 8/15/2026 (a) (b)	3,717,000	3,823,826
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	6,016,000	6,188,358
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	2,224,000	2,232,051
Kraft Heinz Foods Co. 3.00%, 6/1/2026	14,237,000	14,900,729
Sigma Holdco B.V. 7.88%, 5/15/2026 (a) (b)	4,361,000	4,213,511
See accompanying notes to financial statements.
90

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
US Foods, Inc. 6.25%, 4/15/2025 (a)	$ 7,208,000	$ 7,518,809
		66,390,577
FOOD SERVICE — 0.4%
Aramark Services, Inc.:
5.00%, 4/1/2025 (a) (b)	4,357,000	4,443,661
6.38%, 5/1/2025 (a)	12,785,000	13,362,626
		17,806,287
FOREST PRODUCTS & PAPER — 0.1%
Schweitzer-Mauduit International, Inc. 6.88%, 10/1/2026 (a)	2,286,000	2,391,430
GAS — 0.5%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	7,793,000	8,351,836
5.63%, 5/20/2024	7,299,000	7,892,555
5.88%, 8/20/2026	5,246,000	5,867,861
Rockpoint Gas Storage Canada, Ltd. 7.00%, 3/31/2023 (a)	815,000	816,043
		22,928,295
HEALTH CARE SERVICES — 5.0%
Air Methods Corp. 8.00%, 5/15/2025 (a) (b)	5,746,000	4,940,411
Akumin, Inc. 7.00%, 11/1/2025 (a)	5,383,000	5,120,256
CHS/Community Health Systems, Inc.:
6.63%, 2/15/2025 (a)	10,201,000	10,558,137
8.00%, 3/15/2026 (a)	17,487,000	18,370,618
Encompass Health Corp. 5.75%, 9/15/2025	1,429,000	1,460,224
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	8,737,000	5,033,386
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	3,943,000	3,992,366
HCA, Inc.:
5.38%, 2/1/2025	24,675,000	27,112,150
5.38%, 9/1/2026	6,581,000	7,420,867
5.88%, 5/1/2023	12,228,000	12,946,395
5.88%, 2/15/2026	9,451,000	10,680,575
See accompanying notes to financial statements.
91

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
IQVIA, Inc. 5.00%, 10/15/2026 (a)	$ 3,660,000	$ 3,759,406
Legacy LifePoint Health LLC 6.75%, 4/15/2025 (a)	6,401,000	6,717,529
MEDNAX, Inc. 6.25%, 1/15/2027 (a) (b)	4,670,000	4,898,456
ModivCare, Inc. 5.88%, 11/15/2025 (a)	3,175,000	3,343,053
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	6,666,000	7,072,826
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	6,893,000	6,997,567
Select Medical Corp. 6.25%, 8/15/2026 (a)	10,288,000	10,898,901
Tenet Healthcare Corp.:
4.63%, 7/15/2024	4,308,000	4,372,835
4.63%, 9/1/2024 (a)	8,294,000	8,494,964
4.88%, 1/1/2026 (a)	17,929,000	18,419,179
6.75%, 6/15/2023	14,520,000	15,535,529
7.50%, 4/1/2025 (a)	6,640,000	6,974,722
US Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	4,645,000	4,860,621
		209,980,973
HOLDING COMPANIES-DIVERSIFIED — 0.2%
Stena AB 7.00%, 2/1/2024 (a)	4,052,000	4,186,405
Stena International SA:
5.75%, 3/1/2024 (a)	108,000	111,531
6.13%, 2/1/2025 (a)	5,941,000	6,092,377
		10,390,313
HOME BUILDERS — 0.6%
Empire Communities Corp. 7.00%, 12/15/2025 (a)	5,048,000	5,231,798
Forestar Group, Inc. 3.85%, 5/15/2026 (a)	5,192,000	5,209,653
KB Home:
7.50%, 9/15/2022	2,405,000	2,514,403
7.63%, 5/15/2023	2,055,000	2,166,176
Meritage Homes Corp. 6.00%, 6/1/2025	288,000	322,033
See accompanying notes to financial statements.
92

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Picasso Finance Sub, Inc. 6.13%, 6/15/2025 (a)	$ 2,325,000	$ 2,434,089
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.:
5.63%, 3/1/2024 (a)	1,329,000	1,419,120
5.88%, 4/15/2023 (a)	3,964,000	4,142,657
Toll Brothers Finance Corp. 4.38%, 4/15/2023	1,833,660	1,896,041
		25,335,970
HOUSEHOLD PRODUCTS & WARES — 0.2%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 5.00%, 12/31/2026 (a)	4,458,000	4,400,804
Spectrum Brands, Inc. 5.75%, 7/15/2025	2,230,000	2,278,859
		6,679,663
HOUSEWARES — 0.8%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	5,250,000	5,509,560
Newell Brands, Inc.:
4.35%, 4/1/2023	8,092,000	8,347,707
4.70%, 4/1/2026	15,692,000	17,115,108
4.88%, 6/1/2025	3,729,000	4,057,711
		35,030,086
INSURANCE — 1.0%
Acrisure LLC/Acrisure Finance, Inc.:
7.00%, 11/15/2025 (a)	9,800,000	9,831,066
10.13%, 8/1/2026 (a)	650,000	715,877
AssuredPartners, Inc. 7.00%, 8/15/2025 (a)	4,528,000	4,571,922
Genworth Holdings, Inc. Series ., 4.80%, 2/15/2024	16,000	16,723
HUB International, Ltd. 7.00%, 5/1/2026 (a)	13,632,000	14,006,062
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	3,283,000	3,729,127
Radian Group, Inc. 4.50%, 10/1/2024	5,788,000	6,067,560
USI, Inc. 6.88%, 5/1/2025 (a)	3,365,000	3,401,746
		42,340,083
See accompanying notes to financial statements.
93

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
INTERNET — 2.1%
Cogent Communications Group, Inc. 3.50%, 5/1/2026 (a)	$ 3,440,000	$ 3,492,701
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	8,171,000	8,195,431
Netflix, Inc.:
3.63%, 6/15/2025 (a)	4,022,000	4,248,640
4.38%, 11/15/2026	7,865,000	8,726,847
5.50%, 2/15/2022	8,118,000	8,157,616
5.75%, 3/1/2024	1,510,000	1,648,331
5.88%, 2/15/2025	4,869,000	5,464,235
NortonLifeLock, Inc.:
3.95%, 6/15/2022	2,335,000	2,352,279
5.00%, 4/15/2025 (a)	6,617,000	6,674,303
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	9,173,000	9,544,781
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	5,110,000	5,411,848
Uber Technologies, Inc.:
7.50%, 5/15/2025 (a)	11,410,000	12,020,663
8.00%, 11/1/2026 (a)	9,915,000	10,577,917
		86,515,592
INVESTMENT COMPANY SECURITY — 0.8%
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	1,031,000	1,077,519
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.75%, 9/15/2024	6,616,000	6,871,642
6.25%, 5/15/2026	11,639,000	12,118,643
6.38%, 12/15/2025	10,994,000	11,191,452
6.75%, 2/1/2024	1,591,000	1,595,853
		32,855,109
IRON/STEEL — 0.6%
Allegheny Technologies, Inc. 4.88%, 10/1/2029 (b)	1,464,000	1,463,151
ArcelorMittal SA 4.55%, 3/11/2026	2,570,000	2,818,493
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	6,609,000	6,893,980
Cleveland-Cliffs, Inc.:
6.75%, 3/15/2026 (a)	7,804,000	8,254,837
See accompanying notes to financial statements.
94

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
9.88%, 10/17/2025 (a)	$ 4,359,000	$ 4,937,527
		24,367,988
LEISURE TIME — 3.2%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (c) (d)	1,771,000	9,918
Carnival Corp.:
7.63%, 3/1/2026 (a)	16,447,000	17,223,298
10.50%, 2/1/2026 (a)	5,196,000	5,932,585
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	1,867,000	1,796,241
CWT Travel Group, Inc. 8.50%, 11/19/2026 (a)	3,768,000	3,836,954
Life Time, Inc.:
5.75%, 1/15/2026 (a)	10,277,000	10,687,361
8.00%, 4/15/2026 (a)	1,490,000	1,557,750
NCL Corp., Ltd.:
3.63%, 12/15/2024 (a)	4,645,000	4,396,260
5.88%, 3/15/2026 (a)	12,453,000	12,472,800
10.25%, 2/1/2026 (a)	6,458,000	7,508,587
12.25%, 5/15/2024 (a)	4,341,000	5,140,308
Royal Caribbean Cruises, Ltd.:
4.25%, 7/1/2026 (a)	4,966,000	4,821,589
5.25%, 11/15/2022	6,840,000	6,931,793
5.50%, 8/31/2026 (a)	6,520,000	6,629,275
9.13%, 6/15/2023 (a)	9,786,000	10,432,072
10.88%, 6/1/2023 (a)	10,343,000	11,305,830
11.50%, 6/1/2025 (a)	11,941,000	13,417,982
Viking Cruises, Ltd. 13.00%, 5/15/2025 (a)	8,646,000	9,784,160
		133,884,763
LODGING — 3.1%
Genting New York LLC/GENNY Capital, Inc. 3.30%, 2/15/2026 (a)	4,038,000	3,997,741
Hilton Domestic Operating Co., Inc. 5.38%, 5/1/2025 (a)	2,605,000	2,708,471
Melco Resorts Finance, Ltd.:
4.88%, 6/6/2025 (a)	5,418,000	5,323,131
Series REGS, 4.88%, 6/6/2025 (b)	5,358,000	5,264,181
Series REGS, 5.25%, 4/26/2026 (b)	944,000	933,654
MGM China Holdings, Ltd.:
5.25%, 6/18/2025 (a)	2,080,000	2,069,600
See accompanying notes to financial statements.
95

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.38%, 5/15/2024 (a)	$ 9,853,000	$ 9,832,998
5.88%, 5/15/2026 (a)	5,036,000	5,058,863
MGM Resorts International:
4.63%, 9/1/2026	2,323,000	2,424,933
5.75%, 6/15/2025	3,990,000	4,304,013
6.00%, 3/15/2023	8,666,000	9,102,593
6.75%, 5/1/2025	4,649,000	4,876,987
7.75%, 3/15/2022	12,796,000	12,957,997
Studio City Finance, Ltd. 6.00%, 7/15/2025 (a)	5,290,000	5,122,677
Travel + Leisure Co.:
6.60%, 10/1/2025	4,339,000	4,824,534
6.63%, 7/31/2026 (a)	8,858,000	9,810,501
Universal Entertainment Corp. 8.50%, 12/11/2024 (a)	5,108,000	5,397,726
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a)	3,081,000	3,117,541
5.50%, 3/1/2025 (a)	16,731,603	17,301,147
Wynn Macau, Ltd.:
5.50%, 1/15/2026 (a)	10,218,000	9,595,213
4.88%, 10/1/2024 (a)	4,785,000	4,508,140
		128,532,641
MACHINERY, CONSTRUCTION & MINING — 0.2%
Weir Group PLC 2.20%, 5/13/2026 (a)	8,151,000	8,085,874
MACHINERY-DIVERSIFIED — 0.5%
Cleaver-Brooks, Inc. 7.88%, 3/1/2023 (a) (b)	3,895,000	3,808,920
Colfax Corp. 6.38%, 2/15/2026 (a)	148,000	153,267
Husky III Holding, Ltd. 13.00%, 2/15/2025 (a)	3,728,000	3,938,483
Stevens Holding Co., Inc. 6.13%, 10/1/2026 (a)	4,422,000	4,735,741
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a)	3,983,000	4,053,141
Welbilt, Inc. 9.50%, 2/15/2024	3,042,000	3,073,424
		19,762,976
See accompanying notes to financial statements.
96

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
MEDIA — 4.9%
AMC Networks, Inc.:
4.75%, 8/1/2025 (b)	$ 7,886,500	$ 8,063,710
5.00%, 4/1/2024	2,999,000	3,022,272
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	3,846,000	3,848,885
5.50%, 5/1/2026 (a)	5,375,000	5,544,527
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	5,619,000	5,689,968
CSC Holdings LLC:
5.25%, 6/1/2024	4,243,000	4,427,019
5.88%, 9/15/2022	6,409,000	6,572,750
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a) (b)	4,509,000	4,685,572
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%, 8/15/2026 (a)	27,425,000	13,674,928
DISH DBS Corp.:
5.00%, 3/15/2023	10,264,000	10,515,263
5.25%, 12/1/2026 (a)	18,185,000	18,471,777
5.88%, 7/15/2022	20,847,000	21,199,731
5.88%, 11/15/2024	16,228,000	16,665,020
7.38%, 7/1/2028 (b)	2,133,000	2,165,507
7.75%, 7/1/2026	14,810,000	15,643,803
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	2,847,000	2,915,186
Gray Television, Inc. 5.88%, 7/15/2026 (a)	6,812,000	7,045,992
iHeartCommunications, Inc. 6.38%, 5/1/2026	5,503,608	5,738,612
Quebecor Media, Inc. 5.75%, 1/15/2023	4,463,000	4,645,804
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 9/15/2026 (a)	7,562,000	7,663,860
Sirius XM Radio, Inc. 3.13%, 9/1/2026 (a)	8,544,000	8,541,608
TEGNA, Inc. 4.75%, 3/15/2026 (a)	2,906,000	3,026,018
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	2,510,000	2,671,820
Univision Communications, Inc.:
5.13%, 2/15/2025 (a)	11,275,000	11,387,637
9.50%, 5/1/2025 (a)	3,046,000	3,265,799
See accompanying notes to financial statements.
97

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Videotron, Ltd. 5.38%, 6/15/2024 (a)	$ 6,687,000	$ 7,170,671
		204,263,739
MINING — 1.1%
Arconic Corp. 6.00%, 5/15/2025 (a)	5,242,000	5,490,261
Constellium SE 5.88%, 2/15/2026 (a)	3,081,000	3,122,008
FMG Resources August 2006 Pty, Ltd. 5.13%, 5/15/2024 (a)	6,999,000	7,419,920
Freeport-McMoRan, Inc.:
3.88%, 3/15/2023	4,777,000	4,943,383
4.55%, 11/14/2024	4,226,000	4,527,102
Hudbay Minerals, Inc. 4.50%, 4/1/2026 (a)	6,251,000	6,253,813
Novelis Corp. 3.25%, 11/15/2026 (a)	6,028,000	6,095,272
Perenti Finance Pty, Ltd. 6.50%, 10/7/2025 (a) (b)	5,102,000	5,267,152
Taseko Mines, Ltd. 7.00%, 2/15/2026 (a)	2,726,000	2,840,547
		45,959,458
MISCELLANEOUS MANUFACTURER — 0.5%
FXI Holdings, Inc.:
7.88%, 11/1/2024 (a)	8,498,000	8,661,672
12.25%, 11/15/2026 (a)	5,243,000	5,895,963
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a)	1,942,000	2,005,639
Hillenbrand, Inc.:
5.00%, 9/15/2026	259,000	288,498
5.75%, 6/15/2025	2,051,000	2,154,842
Trinity Industries, Inc. 4.55%, 10/1/2024	2,916,000	3,064,920
		22,071,534
OFFICE & BUSINESS EQUIPMENT — 0.3%
Xerox Corp. 4.38%, 3/15/2023	6,280,000	6,483,472
Xerox Holdings Corp. 5.00%, 8/15/2025 (a)	7,180,000	7,580,931
		14,064,403
See accompanying notes to financial statements.
98

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
OIL & GAS — 7.2%
Aethon United BR L.P./Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	$ 5,580,000	$ 5,989,516
Antero Resources Corp. 5.00%, 3/1/2025 (b)	2,210,000	2,244,741
Apache Corp. 4.63%, 11/15/2025	3,265,000	3,510,626
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 7.00%, 11/1/2026 (a)	6,379,000	6,480,362
Athabasca Oil Corp. 9.75%, 11/1/2026 (a)	2,890,000	2,860,667
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	3,646,000	3,631,562
California Resources Corp. 7.13%, 2/1/2026 (a)	2,914,000	3,026,393
Callon Petroleum Co. 6.13%, 10/1/2024 (b)	958,000	945,153
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 11.00%, 4/15/2025 (a)	3,512,000	3,813,997
Chesapeake Energy Corp. 5.50%, 2/1/2026 (a)	3,720,000	3,919,243
Civitas Resources, Inc. 5.00%, 10/15/2026 (a)	2,312,000	2,336,669
Continental Resources, Inc.:
2.27%, 11/15/2026 (a)	2,340,000	2,323,714
3.80%, 6/1/2024	6,305,000	6,581,411
4.50%, 4/15/2023	5,151,000	5,317,893
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	10,461,000	10,740,727
CVR Energy, Inc. 5.25%, 2/15/2025 (a)	3,874,000	3,792,762
Endeavor Energy Resources L.P./EER Finance, Inc. 6.63%, 7/15/2025 (a)	6,714,000	7,102,271
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a)	3,207,000	3,117,813
EQT Corp.:
3.00%, 10/1/2022 (b)	6,463,000	6,530,409
3.13%, 5/15/2026 (a)	4,762,000	4,895,765
6.63%, 2/1/2025	5,286,000	5,961,287
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	3,245,000	3,550,030
See accompanying notes to financial statements.
99

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Harbour Energy PLC 5.50%, 10/15/2026 (a)	$ 4,234,000	$ 4,205,590
Independence Energy Finance LLC 7.25%, 5/1/2026 (a)	3,700,000	3,852,773
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a)	3,478,000	3,567,246
Laredo Petroleum, Inc. 9.50%, 1/15/2025	1,576,000	1,616,298
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.00%, 8/1/2026 (a)	5,607,000	5,763,211
Matador Resources Co. 5.88%, 9/15/2026	8,832,000	9,061,897
MEG Energy Corp. 6.50%, 1/15/2025 (a)	1,689,000	1,720,939
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (a)	6,001,000	5,619,096
Murphy Oil Corp.:
5.75%, 8/15/2025 (b)	3,376,000	3,468,874
6.88%, 8/15/2024 (b)	2,857,000	2,911,540
Nabors Industries, Inc.:
5.75%, 2/1/2025	1,939,000	1,796,425
7.38%, 5/15/2027 (a)	492,000	508,831
Nabors Industries, Ltd. 7.25%, 1/15/2026 (a)	9,933,000	9,179,681
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	6,316,000	6,476,805
Newfield Exploration Co. 5.38%, 1/1/2026	2,230,000	2,474,631
Oasis Petroleum, Inc. 6.38%, 6/1/2026 (a)	2,642,000	2,775,738
Occidental Petroleum Corp.:
2.70%, 2/15/2023	1,132,000	1,146,954
3.20%, 8/15/2026	3,617,000	3,724,859
3.40%, 4/15/2026	6,417,000	6,580,313
5.50%, 12/1/2025	5,379,000	5,965,096
5.55%, 3/15/2026	8,796,000	9,791,004
5.88%, 9/1/2025	4,995,000	5,500,244
6.95%, 7/1/2024	6,830,000	7,594,004
8.00%, 7/15/2025	500,000	581,170
Ovintiv Exploration, Inc. 5.63%, 7/1/2024	4,781,000	5,268,088
See accompanying notes to financial statements.
100

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 6/15/2025	$ 3,991,000	$ 2,834,608
9.25%, 5/15/2025 (a)	11,794,000	11,234,021
PDC Energy, Inc.:
5.75%, 5/15/2026	4,657,000	4,809,796
6.13%, 9/15/2024	1,218,000	1,236,769
Penn Virginia Escrow LLC 9.25%, 8/15/2026 (a)	1,480,000	1,540,591
Petrofac, Ltd. 9.75%, 11/15/2026	2,206,000	2,249,260
Puma International Financing SA:
5.00%, 1/24/2026 (a)	4,568,000	4,569,782
5.13%, 10/6/2024 (a)	4,595,000	4,601,387
Range Resources Corp.:
4.88%, 5/15/2025	3,846,000	3,980,110
5.00%, 3/15/2023	7,758,000	7,920,297
9.25%, 2/1/2026	5,207,000	5,616,999
SM Energy Co. 10.00%, 1/15/2025 (a) (b)	5,513,000	6,063,583
Southwestern Energy Co. 6.45%, 1/23/2025	1,927,000	2,118,178
Strathcona Resources, Ltd. 6.88%, 8/1/2026 (a)	5,547,000	5,446,821
Talos Production, Inc. 12.00%, 1/15/2026	6,809,000	7,147,407
Tap Rock Resources LLC 7.00%, 10/1/2026 (a)	2,660,000	2,764,405
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	6,135,860	5,885,210
Transocean Pontus, Ltd. 6.13%, 8/1/2025 (a)	1,220,463	1,192,722
Transocean, Inc. 7.50%, 1/15/2026 (a)	9,003,000	6,709,666
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	3,709,000	3,549,142
		301,295,072
OIL & GAS SERVICES — 0.8%
CSI Compressco L.P./CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a) (b)	3,391,000	3,440,068
Exterran Energy Solutions L.P./EES Finance Corp. 8.13%, 5/1/2025	2,996,000	2,786,280
See accompanying notes to financial statements.
101

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
KCA Deutag UK Finance PLC 9.88%, 12/1/2025 (a)	$ 5,280,000	$ 5,696,064
Nine Energy Service, Inc. 8.75%, 11/1/2023 (a)	2,606,000	1,253,512
Oceaneering International, Inc. 4.65%, 11/15/2024	3,147,000	3,162,578
TechnipFMC PLC 6.50%, 2/1/2026 (a)	10,108,000	10,800,903
USA Compression Partners L.P./USA Compression Finance Corp. 6.88%, 4/1/2026	5,432,000	5,656,885
Weatherford International, Ltd. 11.00%, 12/1/2024 (a)	1,618,000	1,667,656
		34,463,946
PACKAGING & CONTAINERS — 2.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	11,801,000	12,064,516
5.25%, 4/30/2025 (a)	5,741,000	5,946,757
Ball Corp.:
4.00%, 11/15/2023	4,882,000	5,101,153
4.88%, 3/15/2026	5,769,000	6,349,015
5.25%, 7/1/2025	7,126,000	7,849,788
Cascades, Inc./Cascades USA, Inc. 5.13%, 1/15/2026 (a)	1,471,000	1,527,354
Crown Americas LLC/Crown Americas Capital Corp.:
4.25%, 9/30/2026	4,607,000	4,930,365
4.75%, 2/1/2026	2,310,000	2,373,918
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	3,756,000	4,529,698
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (a)	6,905,000	6,911,905
LABL, Inc. 6.75%, 7/15/2026 (a)	7,533,000	7,746,335
Mauser Packaging Solutions Holding Co.:
5.50%, 4/15/2024 (a)	11,415,000	11,516,708
7.25%, 4/15/2025 (a)	8,260,947	8,237,651
Owens-Brockway Glass Container, Inc. 5.88%, 8/15/2023 (a)	6,033,000	6,318,542
Sealed Air Corp.:
1.57%, 10/15/2026 (a)	2,175,000	2,110,055
4.88%, 12/1/2022 (a)	4,278,000	4,369,164
5.13%, 12/1/2024 (a)	2,002,000	2,144,082
See accompanying notes to financial statements.
102

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 9/15/2025 (a)	$ 5,855,000	$ 6,477,211
Trivium Packaging Finance B.V. 5.50%, 8/15/2026 (a)	6,298,000	6,576,435
		113,080,652
PHARMACEUTICALS — 2.3%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	13,500,000	14,337,000
Bausch Health Cos., Inc.:
5.50%, 11/1/2025 (a)	19,664,000	19,963,089
6.13%, 4/15/2025 (a)	19,212,951	19,610,275
9.00%, 12/15/2025 (a)	9,790,000	10,316,310
Elanco Animal Health, Inc. 5.27%, 8/28/2023	5,406,000	5,748,362
Endo Finance LLC/Endo Finco, Inc. 7.25%, 1/15/2022 (a)	15,000	14,611
Herbalife Nutrition, Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	4,228,000	4,496,182
Lannett Co., Inc. 7.75%, 4/15/2026 (a) (b)	5,714,000	4,378,467
P&L Development LLC/PLD Finance Corp. 7.75%, 11/15/2025 (a)	5,106,000	5,116,008
Perrigo Finance Unlimited Co.:
3.90%, 12/15/2024	2,389,000	2,504,102
4.38%, 3/15/2026	5,313,000	5,683,741
PRA Health Sciences, Inc. 2.88%, 7/15/2026 (a)	2,651,000	2,663,274
		94,831,421
PIPELINES — 4.5%
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 7.88%, 5/15/2026 (a)	5,818,000	6,410,098
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (a)	4,661,000	4,955,156
Buckeye Partners L.P.:
3.95%, 12/1/2026	1,440,000	1,466,496
4.13%, 3/1/2025 (a)	7,593,000	7,854,427
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp. 5.75%, 4/1/2025	4,587,000	4,688,831
DCP Midstream Operating L.P.:
4.95%, 4/1/2022	2,697,000	2,697,000
See accompanying notes to financial statements.
103

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.38%, 7/15/2025	$ 5,445,000	$ 5,950,895
EnLink Midstream Partners L.P.:
4.15%, 6/1/2025	5,678,000	5,887,972
4.40%, 4/1/2024	3,806,465	4,003,069
EQM Midstream Partners L.P.:
4.00%, 8/1/2024	3,056,000	3,178,698
4.75%, 7/15/2023	2,440,000	2,535,380
6.00%, 7/1/2025 (a)	8,484,000	9,224,568
Genesis Energy L.P./Genesis Energy Finance Corp.:
6.25%, 5/15/2026	4,088,000	3,999,127
6.50%, 10/1/2025	3,463,000	3,429,340
Hess Midstream Operations L.P. 5.63%, 2/15/2026 (a)	6,721,000	6,952,270
Howard Midstream Energy Partners LLC 6.75%, 1/15/2027 (a)	2,430,000	2,490,750
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a)	12,942,000	12,928,540
6.75%, 9/15/2025 (a)	10,725,000	10,895,098
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	14,892,000	15,346,504
NGL Energy Partners L.P./NGL Energy Finance Corp.:
6.13%, 3/1/2025 (b)	2,529,000	2,178,759
7.50%, 11/1/2023 (b)	7,477,000	7,418,081
Northriver Midstream Finance L.P. 5.63%, 2/15/2026 (a)	4,893,000	5,084,267
NuStar Logistics L.P.:
5.75%, 10/1/2025	2,794,000	3,003,997
6.00%, 6/1/2026	1,783,000	1,944,807
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023 (b)	4,966,000	4,832,315
Rattler Midstream L.P. 5.63%, 7/15/2025 (a)	5,764,000	5,997,442
Rockies Express Pipeline LLC 3.60%, 5/15/2025 (a)	1,381,000	1,422,610
Ruby Pipeline LLC 8.00%, 4/1/2022 (a)	2,638,697	2,386,121
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.:
5.75%, 4/15/2025	1,429,000	1,308,364
8.50%, 10/15/2026 (a)	3,478,000	3,615,068
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp. 7.50%, 10/1/2025 (a)	3,868,500	4,191,752
See accompanying notes to financial statements.
104

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 5.88%, 4/15/2026	$ 9,841,000	$ 10,302,346
Western Midstream Operating L.P.:
3.95%, 6/1/2025	6,195,000	6,489,634
4.00%, 7/1/2022	5,582,000	5,606,952
4.35%, 2/1/2025	5,604,000	5,835,053
4.65%, 7/1/2026	1,078,000	1,173,220
		187,685,007
REAL ESTATE — 0.7%
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	2,549,000	2,663,399
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	2,065,000	2,101,014
Newmark Group, Inc. 6.13%, 11/15/2023	2,401,000	2,573,632
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (a) (b)	4,379,000	4,519,741
7.63%, 6/15/2025 (a)	6,193,000	6,581,177
WeWork Cos. LLC/WW Co-Obligor, Inc. 5.00%, 7/10/2025 (a) (b)	3,950,000	3,428,166
WeWork Cos., Inc. 7.88%, 5/1/2025 (a) (b)	6,395,000	6,106,969
		27,974,098
REAL ESTATE INVESTMENT TRUSTS — 3.8%
Blackstone Mortgage Trust, Inc. 3.75%, 1/15/2027 (a)	3,241,000	3,230,175
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL:
4.50%, 4/1/2027 (a)	472,000	465,010
5.75%, 5/15/2026 (a)	7,130,000	7,397,375
Diversified Healthcare Trust 9.75%, 6/15/2025	8,578,000	9,279,509
EPR Properties:
4.50%, 6/1/2027	2,648,000	2,796,738
4.75%, 12/15/2026	2,685,000	2,871,446
GEO Group Inc. 6.00%, 4/15/2026 (b)	2,659,000	2,143,659
HAT Holdings I LLC/HAT Holdings II LLC:
3.38%, 6/15/2026 (a)	7,750,000	7,850,673
6.00%, 4/15/2025 (a)	5,816,000	6,052,886
See accompanying notes to financial statements.
105

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
iStar, Inc.:
4.25%, 8/1/2025	$ 8,010,000	$ 8,235,001
4.75%, 10/1/2024	4,002,000	4,179,729
5.50%, 2/15/2026	296,000	307,372
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.25%, 10/1/2025 (a)	2,730,000	2,766,609
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
4.50%, 9/1/2026	1,479,000	1,583,314
4.63%, 6/15/2025 (a)	8,144,000	8,693,150
5.63%, 5/1/2024	9,554,000	10,217,621
New Residential Investment Corp. 6.25%, 10/15/2025 (a)	2,818,000	2,827,609
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.50%, 6/1/2025 (a)	3,339,500	3,523,807
RLJ Lodging Trust L.P. 3.75%, 7/1/2026 (a)	2,978,000	2,982,020
Service Properties Trust:
4.35%, 10/1/2024	5,706,000	5,591,481
4.50%, 6/15/2023	1,402,000	1,404,369
4.50%, 3/15/2025	3,332,000	3,254,431
4.65%, 3/15/2024	2,000,000	1,974,680
4.75%, 10/1/2026	3,479,000	3,382,875
5.00%, 8/15/2022	7,668,000	7,662,709
5.25%, 2/15/2026	3,936,000	3,913,722
7.50%, 9/15/2025	9,683,000	10,496,275
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a)	3,282,000	3,288,892
3.75%, 12/31/2024 (a)	6,900,000	6,974,865
4.75%, 3/15/2025	43,000	45,059
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC 7.88%, 2/15/2025 (a)	19,652,000	20,499,198
VICI Properties L.P./VICI Note Co., Inc. 3.50%, 2/15/2025 (a)	4,085,000	4,165,148
XHR L.P. 6.38%, 8/15/2025 (a)	214,000	227,208
		160,284,615
RETAIL — 4.3%
1011778 BC ULC/New Red Finance, Inc. 5.75%, 4/15/2025 (a)	3,715,000	3,858,696
See accompanying notes to financial statements.
106

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
99 Escrow Issuer, Inc. 7.50%, 1/15/2026 (a)	$ 5,665,000	$ 4,458,242
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (a)	5,685,000	6,122,688
Bath & Body Works, Inc. 9.38%, 7/1/2025 (a)	5,728,000	6,987,587
Brinker International, Inc. 5.00%, 10/1/2024 (a)	1,309,000	1,396,925
Carrols Restaurant Group, Inc. 5.88%, 7/1/2029 (a) (b)	1,806,000	1,623,161
Carvana Co. 5.63%, 10/1/2025 (a)	4,452,000	4,457,654
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	6,795,000	6,670,719
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a)	3,324,000	3,551,528
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	5,232,000	5,290,494
8.50%, 10/30/2025 (a)	5,526,865	5,758,606
Ferrellgas L.P./Ferrellgas Finance Corp. 5.38%, 4/1/2026 (a)	6,292,000	6,111,042
Golden Nugget, Inc. 6.75%, 10/15/2024 (a)	16,428,000	16,431,121
Guitar Center, Inc. 8.50%, 1/15/2026 (a)	3,834,000	4,106,061
IRB Holding Corp.:
6.75%, 2/15/2026 (a)	4,582,000	4,676,435
7.00%, 6/15/2025 (a)	5,467,000	5,782,883
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	8,307,000	8,395,719
Macy's Retail Holdings LLC 2.88%, 2/15/2023 (b)	2,634,000	2,666,398
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	6,082,000	6,453,306
Nordstrom, Inc. 6.95%, 3/15/2028	1,112,000	1,253,024
Party City Holdings, Inc. 8.75%, 2/15/2026 (a)	7,151,000	7,382,478
Penske Automotive Group, Inc. 3.50%, 9/1/2025 (b)	526,000	539,555
QVC, Inc.:
4.38%, 3/15/2023	7,047,000	7,266,444
4.45%, 2/15/2025	3,748,000	3,966,583
See accompanying notes to financial statements.
107

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.85%, 4/1/2024	$ 4,253,000	$ 4,538,802
Rite Aid Corp.:
7.50%, 7/1/2025 (a)	6,429,000	6,598,211
8.00%, 11/15/2026 (a)	7,037,000	7,203,003
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025	7,220,000	7,375,663
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.50%, 11/28/2025 (a)	1,774,000	1,804,460
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	7,301,000	7,649,623
Staples, Inc. 7.50%, 4/15/2026 (a)	17,605,000	18,081,039
Yum! Brands, Inc. 7.75%, 4/1/2025 (a)	3,203,000	3,376,955
		181,835,105
SEMICONDUCTORS — 0.1%
ams AG 7.00%, 7/31/2025 (a) (b)	2,943,000	3,122,052
Microchip Technology, Inc. 0.97%, 2/15/2024	247,000	244,898
		3,366,950
SOFTWARE — 1.4%
Boxer Parent Co., Inc.:
7.13%, 10/2/2025 (a)	6,522,000	6,848,557
9.13%, 3/1/2026 (a)	5,192,000	5,422,265
Camelot Finance SA 4.50%, 11/1/2026 (a)	5,951,000	6,169,342
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	13,320,000	13,448,005
Dun & Bradstreet Corp. 6.88%, 8/15/2026 (a)	3,776,000	3,929,948
Escrow RCN Corp. 11.63%, 4/15/2023 (c)	154,000	11,165
Fair Isaac Corp. 5.25%, 5/15/2026 (a)	4,644,000	5,101,388
Nuance Communications, Inc. 5.63%, 12/15/2026	95,000	97,917
PTC, Inc. 3.63%, 2/15/2025 (a)	3,648,000	3,702,902
See accompanying notes to financial statements.
108

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Veritas US, Inc./Veritas Bermuda, Ltd. 7.50%, 9/1/2025 (a)	$ 15,711,000	$ 16,308,961
		61,040,450
TELECOMMUNICATIONS — 6.8%
Avanti Communications Group PLC 9.00%, 10/1/2022 (a)	2,011,375	289,035
CenturyLink, Inc.:
5.63%, 4/1/2025	3,856,000	4,079,378
Series W, 6.75%, 12/1/2023	6,247,000	6,741,200
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	11,011,500	11,023,502
CommScope, Inc. 6.00%, 3/1/2026 (a)	14,090,000	14,597,944
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/1/2026 (a)	16,592,000	17,426,246
DKT Finance ApS 9.38%, 6/17/2023 (a)	5,737,950	5,812,658
GTH Finance B.V. Series REGS, 7.25%, 4/26/2023	5,130,000	5,400,607
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	9,672,000	10,611,345
6.63%, 8/1/2026	3,721,000	4,163,985
Iliad Holding SASU 6.50%, 10/15/2026 (a)	7,092,000	7,456,742
Intrado Corp. 8.50%, 10/15/2025 (a) (b)	6,557,000	6,528,477
Level 3 Financing, Inc.:
5.25%, 3/15/2026	7,727,000	7,911,598
5.38%, 5/1/2025	7,417,000	7,566,230
Lumen Technologies Inc. Series T, 5.80%, 3/15/2022	13,923,000	14,054,990
Lumen Technologies, Inc. Series Y, 7.50%, 4/1/2024 (b)	9,306,000	10,188,209
Sprint Communications, Inc. 6.00%, 11/15/2022	14,532,000	15,116,913
Sprint Corp.:
7.13%, 6/15/2024	15,840,000	17,792,914
7.63%, 2/15/2025	8,600,000	9,907,028
7.63%, 3/1/2026	5,956,000	7,141,840
7.88%, 9/15/2023	28,942,000	31,934,024
Telecom Italia SpA 5.30%, 5/30/2024 (a)	13,137,000	13,821,044
See accompanying notes to financial statements.
109

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Telesat Canada/Telesat LLC 5.63%, 12/6/2026 (a)	$ 3,821,000	$ 3,587,040
T-Mobile USA, Inc.:
2.25%, 2/15/2026	4,161,000	4,165,744
2.25%, 2/15/2026 (a)	4,435,000	4,448,704
2.63%, 4/15/2026	8,450,000	8,510,586
4.00%, 4/15/2022	4,188,000	4,212,919
Trilogy International South Pacific LLC/TISP Finance, Inc. 8.88%, 5/15/2023 (a) (b)	1,203,100	1,169,509
VEON Holdings B.V.:
4.00%, 4/9/2025 (a)	9,938,000	10,130,996
Series REGS, 4.95%, 6/16/2024	3,114,000	3,270,167
Series REGS, 5.95%, 2/13/2023	4,379,000	4,561,429
Series REGS, 7.50%, 3/1/2022	3,128,000	3,159,436
Viasat, Inc. 5.63%, 9/15/2025 (a)	8,088,000	8,131,271
		284,913,710
TOYS/GAMES/HOBBIES — 0.1% (e)
Mattel, Inc. 3.38%, 4/1/2026 (a)	2,258,000	2,316,121
TRANSPORTATION — 0.5%
Altera Infrastructure L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a)	7,983,000	4,317,286
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 7.38%, 1/15/2022 (a)	3,129,000	3,101,371
Western Global Airlines LLC 10.38%, 8/15/2025 (a)	3,892,000	4,333,703
XPO Logistics, Inc. 6.25%, 5/1/2025 (a)	9,107,000	9,543,043
		21,295,403
TRUCKING & LEASING — 0.2%
Fly Leasing, Ltd. 7.00%, 10/15/2024 (a)	2,488,000	2,457,895
Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/1/2025 (a)	6,816,000	7,051,152
		9,509,047
See accompanying notes to financial statements.
110

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
WATER — 0.1%
Solaris Midstream Holdings LLC 7.63%, 4/1/2026 (a)	$ 3,465,000	$ 3,647,536
TOTAL CORPORATE BONDS & NOTES (Cost $4,153,311,512)		4,110,706,600
	Shares
COMMON STOCKS — 0.0%
CONSTRUCTION & ENGINEERING — 0.0% (e)
Abengoa SA Class A (f)	1,017,249	22,095
Abengoa SA Class B (f)	10,518,618	57,417
		79,512
HOUSEHOLD PRODUCTS — 0.0% (e)
Cenveo Enterprises, Inc. (c)	9,870	59,220
MEDIA — 0.0% (e)
Clear Channel Outdoor Holding, Inc. (f)	70,012	231,740
iHeartMedia, Inc. Class A (f)	29,774	626,445
		858,185
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Amplify Energy Corp. (b) (f)	46,662	145,118
TRANSPORTATION INFRASTRUCTURE — 0.0%
Erickson, Inc.	8,455,464	1
TOTAL COMMON STOCKS (Cost $15,839,302)		1,142,036
WARRANTS — 0.0% (e)
ADVERTISING SERVICES — 0.0% (e)
Affinion Group, Inc. (expiring 11/20/22) (b) (c) (f)	11,802	—
CONSTRUCTION & ENGINEERING — 0.0% (e)
Abengoa Abenewco 2 SAU (expiring 10/11/24) (a) (c) (f)	4,407,135	—
TOTAL WARRANTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (g) (h)	31,086,754	31,089,862
See accompanying notes to financial statements.
111

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	101,126,939	$ 101,126,939
TOTAL SHORT-TERM INVESTMENTS (Cost $132,216,993)		132,216,801
TOTAL INVESTMENTS — 101.0% (Cost $4,301,367,807)		4,244,065,437
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(42,204,744)
NET ASSETS — 100.0%		$ 4,201,860,693
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 65.7% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2021, total aggregate fair value of the securities is $103,168, representing less than 0.05% of the Fund's net assets.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Amount is less than 0.05% of net assets.
(f)	Non-income producing security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment in Kind
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
112

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$4,110,662,652	$ 43,948	$ 4,110,706,600
Common Stocks	1,003,304	79,512	59,220	1,142,036
Warrants	—	—	0(a)	0
Short-Term Investments	132,216,801	—	—	132,216,801
TOTAL INVESTMENTS	$133,220,105	$4,110,742,164	$103,168	$4,244,065,437
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2021.
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	105,446,669	$105,478,303	$716,932,934	$ 791,311,704	$(9,228)	$(443)	31,086,754	$ 31,089,862	$ 17,083
State Street Navigator Securities Lending Portfolio II	265,455,794	265,455,794	198,244,493	362,573,348	—	—	101,126,939	101,126,939	418,718
Total		$370,934,097	$915,177,427	$1,153,885,052	$(9,228)	$(443)		$132,216,801	$435,801
See accompanying notes to financial statements.
113

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2021 (Unaudited)

	SPDR Bloomberg Convertible Securities ETF	SPDR Bloomberg High Yield Bond ETF	SPDR Bloomberg Short Term High Yield Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$6,277,409,364	$ 9,486,048,219	$ 4,111,848,636
Investments in affiliated issuers, at value	412,234,577	333,550,158	132,216,801
Total Investments	6,689,643,941	9,819,598,377	4,244,065,437
Cash	139,466	430,052	4,096,425
Receivable for investments sold	31,602,383	277,733,739	1,977,162
Receivable for fund shares sold	16,614,759	43,401,741	—
Dividends receivable — unaffiliated issuers	2,763,818	—	—
Dividends receivable — affiliated issuers	875	4,008	1,850
Interest receivable — unaffiliated issuers	8,635,650	143,991,861	67,233,125
Securities lending income receivable — unaffiliated issuers	23,365	4,954	3,249
Securities lending income receivable — affiliated issuers	189,492	133,888	69,776
Receivable for foreign taxes recoverable	—	158,820	159,389
Other Receivable	—	6,194	—
TOTAL ASSETS	6,749,613,749	10,285,463,634	4,317,606,413
LIABILITIES
Payable upon return of securities loaned	249,278,300	297,628,847	101,126,939
Payable for investments purchased	58,279,879	59,544,658	13,168,376
Payable for fund shares repurchased	—	282,117,701	—
Advisory fee payable	2,196,063	3,120,069	1,448,103
Trustees’ fees and expenses payable	9,826	23,783	2,302
TOTAL LIABILITIES	309,764,068	642,435,058	115,745,720
NET ASSETS	$6,439,849,681	$ 9,643,028,576	$4,201,860,693
NET ASSETS CONSIST OF:
Paid-in Capital	$ 6,118,595,860	$ 11,374,328,307	$4,892,175,348
Total distributable earnings (loss)	321,253,821	(1,731,299,731)	(690,314,655)
NET ASSETS	$6,439,849,681	$ 9,643,028,576	$4,201,860,693
NET ASSET VALUE PER SHARE
Net asset value per share	$ 82.88	$ 108.50	$ 27.13
Shares outstanding (unlimited amount authorized, $0.01 par value)	77,700,000	88,874,605	154,900,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$5,918,400,681	$ 9,613,223,022	$4,169,150,814
Investments in affiliated issuers	387,203,704	333,551,376	132,216,993
Total cost of investments	$6,305,604,385	$ 9,946,774,398	$4,301,367,807
* Includes investments in securities on loan, at value	$ 303,052,511	$ 301,421,084	$ 112,421,111
See accompanying notes to financial statements.
114

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2021 (Unaudited)

	SPDR Bloomberg Convertible Securities ETF	SPDR Bloomberg High Yield Bond ETF	SPDR Bloomberg Short Term High Yield Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 22,209,502	$ 207,686,211	$ 87,666,291
Dividend income — unaffiliated issuers	30,193,329	—	—
Dividend income — affiliated issuers	3,680,933	17,183	17,083
Unaffiliated securities lending income	90,896	24,015	16,626
Affiliated securities lending income	1,103,746	626,816	418,718
Foreign taxes withheld	(119,049)	(21,718)	(19,593)
TOTAL INVESTMENT INCOME (LOSS)	57,159,357	208,332,507	88,099,125
EXPENSES
Advisory fee	13,765,297	18,281,622	9,467,975
Trustees’ fees and expenses	39,907	63,297	23,348
Miscellaneous expenses	83	112	60
TOTAL EXPENSES	13,805,287	18,345,031	9,491,383
NET INVESTMENT INCOME (LOSS)	$ 43,354,070	$189,987,476	$ 78,607,742
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	70,605,009	(24,834,664)	5,899,484
Investments — affiliated issuers	(8,258)	877	(9,228)
In-kind redemptions — unaffiliated issuers	296,050,361	42,788,445	13,062,507
In-kind redemptions — affiliated issuers	3,730,982	—	—
Net realized gain (loss)	370,378,094	17,954,658	18,952,763
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(682,214,667)	(96,947,679)	(56,234,117)
Investments — affiliated issuers	20,702,672	(4,671)	(443)
Net change in unrealized appreciation/depreciation	(661,511,995)	(96,952,350)	(56,234,560)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(291,133,901)	(78,997,692)	(37,281,797)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(247,779,831)	$ 110,989,784	$ 41,325,945
See accompanying notes to financial statements.
115

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Convertible Securities ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 43,354,070	$ (56,480,762)
Net realized gain (loss)	370,378,094	1,852,400,877
Net change in unrealized appreciation/depreciation	(661,511,995)	380,214,977
Net increase (decrease) in net assets resulting from operations	(247,779,831)	2,176,135,092
Net equalization credits and charges	147,427	(2,658,515)
Distributions to shareholders	(93,605,790)	(149,426,532)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,840,634,459	3,565,731,873
Cost of shares redeemed	(1,687,796,922)	(3,608,268,419)
Net income equalization	(147,427)	2,658,515
Other Capital	12,059	137,556
Net increase (decrease) in net assets from beneficial interest transactions	152,702,169	(39,740,475)
Net increase (decrease) in net assets during the period	(188,536,025)	1,984,309,570
Net assets at beginning of period	6,628,385,706	4,644,076,136
NET ASSETS AT END OF PERIOD	$ 6,439,849,681	$ 6,628,385,706
SHARES OF BENEFICIAL INTEREST:
Shares sold	21,300,000	44,100,000
Shares redeemed	(19,900,000)	(44,900,000)
Net increase (decrease) from share transactions	1,400,000	(800,000)
See accompanying notes to financial statements.
116

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg High Yield Bond ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 189,987,476	$ 493,147,777
Net realized gain (loss)	17,954,658	582,843,816
Net change in unrealized appreciation/depreciation	(96,952,350)	451,925,222
Net increase (decrease) in net assets resulting from operations	110,989,784	1,527,916,815
Net equalization credits and charges	(505,093)	(4,231,181)
Distributions to shareholders	(224,112,417)	(557,603,482)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	17,875,851,163	35,932,293,658
Cost of shares redeemed	(17,859,298,709)	(37,723,570,801)
Net income equalization	505,093	4,231,181
Other Capital	865,934	4,509,591
Net increase (decrease) in net assets from beneficial interest transactions	17,923,481	(1,782,536,371)
Net increase (decrease) in net assets during the period	(95,704,245)	(816,454,219)
Net assets at beginning of period	9,738,732,821	10,555,187,040
NET ASSETS AT END OF PERIOD	$ 9,643,028,576	$ 9,738,732,821
SHARES OF BENEFICIAL INTEREST:
Shares sold	164,200,000	335,000,000
Shares redeemed	(164,000,000)	(350,800,000)
Net increase (decrease) from share transactions	200,000	(15,800,000)
See accompanying notes to financial statements.
117

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Short Term High Yield Bond ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 78,607,742	$ 163,142,124
Net realized gain (loss)	18,952,763	202,849,484
Net change in unrealized appreciation/depreciation	(56,234,560)	138,267,235
Net increase (decrease) in net assets resulting from operations	41,325,945	504,258,843
Net equalization credits and charges	(914,165)	(1,354,275)
Distributions to shareholders	(115,095,064)	(175,655,642)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	3,384,225,303	15,672,178,995
Cost of shares redeemed	(4,166,262,678)	(13,981,332,848)
Net income equalization	914,165	1,354,275
Other Capital	127,653	749,568
Net increase (decrease) in net assets from beneficial interest transactions	(780,995,557)	1,692,949,990
Net increase (decrease) in net assets during the period	(855,678,841)	2,020,198,916
Net assets at beginning of period	5,057,539,534	3,037,340,618
NET ASSETS AT END OF PERIOD	$ 4,201,860,693	$ 5,057,539,534
SHARES OF BENEFICIAL INTEREST:
Shares sold	123,900,000	585,900,000
Shares redeemed	(152,700,000)	(522,900,000)
Net increase (decrease) from share transactions	(28,800,000)	63,000,000
See accompanying notes to financial statements.
118

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Convertible Securities ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 86.87	$ 60.23	$ 52.93	$ 53.09	$ 49.53	$ 43.78
Income (loss) from investment operations:
Net investment income (loss) (a)	0.55	(0.73)	0.34	(0.30)	0.23	0.98
Net realized and unrealized gain (loss) (b)	(3.34)	29.30	8.56	2.88	5.40	7.17
Total from investment operations	(2.79)	28.57	8.90	2.58	5.63	8.15
Net equalization credits and charges (a)	0.00(c)	(0.03)	0.12	0.04	0.01	(0.33)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.02
Distributions to shareholders from:
Net investment income	(1.20)	(1.90)	(1.72)	(2.78)	(2.08)	(2.09)
Net asset value, end of period	$ 82.88	$ 86.87	$ 60.23	$ 52.93	$ 53.09	$ 49.53
Total return (d)	(3.23)%	47.75%	17.45%	5.51%	11.62%	18.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,439,850	$6,628,386	$4,644,076	$3,858,397	$4,475,889	$3,873,400
Ratios to average net assets:
Total expenses	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	1.26%(e)	(0.93)%	0.62%	(0.58)%	0.44%	2.12%
Portfolio turnover rate (f)	6%(g)	30%	41%	36%	40%	32%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
119

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg High Yield Bond ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 109.83	$ 101.03	$ 108.73	$ 106.80	$ 111.30	$ 105.84
Income (loss) from investment operations:
Net investment income (loss) (b)	2.28	4.56	5.40	6.08	5.85	6.54
Net realized and unrealized gain (loss) (c)	(0.94)	9.36	(7.31)	1.84	(4.53)	5.49
Total from investment operations	1.34	13.92	(1.91)	7.92	1.32	12.03
Net equalization credits and charges (b)	(0.01)	(0.04)	0.00(d)	0.06	0.00(d)	0.00(d)
Other capital (b)	0.01	0.04	0.04	0.03	0.03	0.03
Distributions to shareholders from:
Net investment income	(2.67)	(5.12)	(5.83)	(6.08)	(5.85)	(6.60)
Net asset value, end of period	$ 108.50	$ 109.83	$ 101.03	$ 108.73	$ 106.80	$ 111.30
Total return (e)	1.24%	13.99%	(1.81)%	7.81%	1.23%	11.65%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,643,029	$9,738,733	$10,555,187	$9,402,239	$9,506,526	$11,613,180
Ratios to average net assets:
Total expenses	0.40%(f)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	4.16%(f)	4.26%	5.13%	5.72%	5.34%	5.97%
Portfolio turnover rate (g)	20%(h)	48%	50%	44%	38%	46%
(a)	On May 6, 2019, the SPDR Bloomberg Barclays High Yield Bond ETF underwent a 1-for-3 reverse share split. The capital share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
120

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Short Term High Yield Bond ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 27.53	$ 25.16	$ 27.21	$ 27.33	$ 27.92	$ 26.80
Income (loss) from investment operations:
Net investment income (loss) (a)	0.46	1.14	1.37	1.54	1.48	1.62
Net realized and unrealized gain (loss) (b)	(0.18)	2.53	(1.93)	(0.11)	(0.58)	1.10
Total from investment operations	0.28	3.67	(0.56)	1.43	0.90	2.72
Net equalization credits and charges (a)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	0.02
Other capital (a)	0.00(c)	0.01	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.67)	(1.30)	(1.48)	(1.54)	(1.48)	(1.62)
Net asset value, end of period	$ 27.13	$ 27.53	$ 25.16	$ 27.21	$ 27.33	$ 27.92
Total return (d)	0.97%	14.79%	(2.10)%	5.37%	3.30%	10.43%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,201,861	$5,057,540	$3,037,341	$3,038,813	$3,544,787	$4,022,599
Ratios to average net assets:
Total expenses	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	3.32%(e)	4.26%	5.27%	5.67%	5.37%	5.85%
Portfolio turnover rate (f)	23%(g)	74%	90%	65%	53%	57%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
121

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2021 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg Convertible Securities ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SPDR Bloomberg High Yield Bond ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SPDR Bloomberg Short Term High Yield Bond ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an
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asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
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The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments, according to the fair value hierarchy as of December 31, 2021, is disclosed in the Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
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Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2021, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
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Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg Convertible Securities ETF	0.40%
SPDR Bloomberg High Yield Bond ETF	0.40
SPDR Bloomberg Short Term High Yield Bond ETF	0.40
From time to time, the Adviser may waive all or a portion of its fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2022. Each contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue each waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and each waiver and/or reimbursement may be cancelled or modified at any time after October 31, 2022. Each waiver and/or reimbursement may not be terminated prior to October 31, 2022 except with the approval of the Board.
The Adviser pays all the operating expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, the fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
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Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Beginning on January 1, 2022 net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street. Prior to January 1, 2022, net proceeds were 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2021 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds.
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4.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2021, were as follows:
	Purchases	Sales
SPDR Bloomberg Convertible Securities ETF	$ 417,872,220	$ 494,502,873
SPDR Bloomberg High Yield Bond ETF	1,844,835,246	1,860,724,970
SPDR Bloomberg Short Term High Yield Bond ETF	1,138,648,150	1,019,752,009
For the period ended December 31, 2021, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Convertible Securities ETF	$ 1,830,514,878	$ 1,692,854,319	$299,781,343
SPDR Bloomberg High Yield Bond ETF	17,327,051,891	17,265,332,510	42,788,445
SPDR Bloomberg Short Term High Yield Bond ETF	3,323,117,687	4,054,288,732	13,062,507
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such
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variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2021, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Convertible Securities ETF	$6,423,122,733	$553,546,240	$287,025,032	$ 266,521,208
SPDR Bloomberg High Yield Bond ETF	9,972,896,997	12,721,089	166,019,709	(153,298,620)
SPDR Bloomberg Short Term High Yield Bond ETF	4,313,341,610	13,360,266	80,931,439	(67,571,173)
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
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The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2021, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
SPDR Bloomberg Convertible Securities ETF	$ 303,052,511	$ 249,278,300	$ 61,308,672	$ 310,586,972
SPDR Bloomberg High Yield Bond ETF	301,421,084	297,628,847	10,107,478	307,736,325
SPDR Bloomberg Short Term High Yield Bond ETF	112,421,111	101,126,939	13,746,420	114,873,359
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
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The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2021:
		Remaining Contractual Maturity of the Agreements as of December 31, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Convertible Securities ETF	Convertible Preferred Stocks	$ 115,106,745	$—	$—	$—	$ 115,106,745	$ 115,106,745
SPDR Bloomberg Convertible Securities ETF	Corporate Bonds & Notes	134,171,555	—	—	—	134,171,555	134,171,555
SPDR Bloomberg High Yield Bond ETF	Common Stocks	4,004	—	—	—	4,004	4,004
SPDR Bloomberg High Yield Bond ETF	Corporate Bonds & Notes	297,624,843	—	—	—	297,624,843	297,624,843
SPDR Bloomberg Short Term High Yield Bond ETF	Common Stocks	50,700	—	—	—	50,700	50,700
SPDR Bloomberg Short Term High Yield Bond ETF	Corporate Bonds & Notes	101,070,388	—	—	—	101,070,388	101,070,388
SPDR Bloomberg Short Term High Yield Bond ETF	Warrants	5,851	—	—	—	5,851	5,851
9.    Line of Credit
The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Funds had no outstanding loans as of December 31, 2021.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
Prior to October 7, 2021, the Funds had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
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10.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instrumentswas and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
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11.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
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OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

	SPDR Bloomberg Convertible Securities ETF	SPDR Bloomberg High Yield Bond ETF	SPDR Bloomberg Short Term High Yield Bond ETF
Annualized Expense Ratio	0.40%	0.40%	0.40%
Actual:
Ending Account Value	$ 967.70	$1,012.40	$1,009.70
Expenses Paid During Period(a)	1.98	2.03	2.03
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.20	1,023.20	1,023.20
Expenses Paid During Period(a)	2.04	2.04	2.04
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
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OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program's principal objectives include assessing, managing and periodically reviewing each Fund's liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds' Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period September 2020 through June 2021, including:
•	the Program supported each Fund's ability to honor redemption requests timely;
•	the Program supported SSGA FM's management of each Fund's liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund's liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
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OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
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SPDR Series Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrstoday.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, has been licensed for use in connection with the listing and trading of the SPDR Bloomberg ETFs.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2022 State Street Corporation - All Rights Reserved
SPDRTOPFISAR

Semi-Annual Report
December 31, 2021
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg Emerging Markets USD Bond ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SPDR Bloomberg Investment Grade Floating Rate ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR Bloomberg Emerging Markets USD Bond ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
Turkey Government International Bond 6.38% 10/14/2025	1.1%
Peruvian Government International Bond 5.63% 11/18/2050	1.1
Dominican Republic International Bond 6.00% 7/19/2028	1.0
Panama Government International Bond 4.50% 4/1/2056	1.0
Corp. Nacional del Cobre de Chile 3.70% 1/30/2050	0.9
TOTAL	5.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2021

% of Net Assets
Foreign Government Obligations	73.1%
Corporate Bonds & Notes	24.9
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	1.9
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2021

% of Total Investments
Government	74.5%
Energy	14.7
Financial	3.3
Basic Materials	2.9
Utilities	1.9
Consumer, Non-cyclical	1.3
Industrial	1.2
Communications	0.1
Short-Term Investment	0.1
TOTAL	100.0%
(The Fund's asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
1

SPDR Bloomberg Investment Grade Floating Rate ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
Morgan Stanley 0.75% 1/20/2023	1.2%
International Bank for Reconstruction & Development 0.18% 1/13/2023	1.0
Inter-American Development Bank 0.12% 1/15/2022	1.0
Commonwealth Bank of Australia 0.45% 7/7/2025	0.9
Citigroup, Inc. 1.08% 4/25/2022	0.8
TOTAL	4.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2021

% of Net Assets
Corporate Bonds & Notes	84.3%
Foreign Government Obligations	15.2
Short-Term Investments	1.8
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%
Sector Breakdown as of December 31, 2021

% of Total Investments
Financial	61.0%
Government	13.4
Consumer, Cyclical	6.6
Utilities	4.5
Communications	3.9
Consumer, Non-cyclical	3.0
Industrial	2.8
Energy	1.7
Technology	1.2
Basic Materials	0.1
Short-Term Investments	1.8
TOTAL	100.0%
(The Fund's asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
2

SPDR Nuveen Bloomberg High Yield Municipal Bond ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
Buckeye, OH, Tobacco Settlement Financing Authority Revenue 5.00% 6/1/2055	2.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 5.00% 7/1/2058	1.7
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 4.75% 7/1/2053	1.5
Florida Development Finance Corp., Educational Facilities Revenue AMT 7.38% 1/1/2049	1.0
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue 5.00% 7/1/2033	0.8
TOTAL	7.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2021

% of Net Assets
Municipal Bonds & Notes	98.5%
Short-Term Investment	1.1
Other Assets in Excess of Liabilities	0.4
TOTAL	100.0%
Top Ten States as of December 31, 2021

% of Total Investments
Illinois	11.2%
California	11.0
Puerto Rico	10.1
New York	9.1
Florida	7.3
New Jersey	6.7
Pennsylvania	5.0
Texas	4.7
Ohio	4.2
Colorado	2.9
TOTAL	72.2%
(The Fund's asset allocation and top ten states are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
3

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 24.9%
AZERBAIJAN — 0.5%
Southern Gas Corridor CJSC 6.88%, 3/24/2026	$ 850,000	$ 976,344
BAHRAIN — 0.2%
Oil & Gas Holding Co. BSCC 7.50%, 10/25/2027	400,000	432,992
BRAZIL — 1.8%
Banco do Brasil SA 4.63%, 1/15/2025	250,000	260,848
Petrobras Global Finance B.V.:
5.60%, 1/3/2031	700,000	745,073
6.00%, 1/27/2028	850,000	924,723
6.75%, 1/27/2041	300,000	325,422
6.85%, 6/5/2115	486,000	483,657
6.90%, 3/19/2049	600,000	639,540
		3,379,263
CHILE — 2.4%
Corp. Nacional del Cobre de Chile:
3.15%, 1/14/2030	850,000	867,026
3.63%, 8/1/2027	400,000	425,936
3.70%, 1/30/2050	1,650,000	1,687,026
Empresa de Transporte de Pasajeros Metro SA 4.70%, 5/7/2050	600,000	697,074
Empresa Nacional del Petroleo:
3.45%, 9/16/2031 (a)	200,000	189,968
5.25%, 11/6/2029	400,000	433,320
Interchile SA 4.50%, 6/30/2056 (a)	250,000	266,250
		4,566,600
CHINA — 4.5%
Bank of China, Ltd. 5.00%, 11/13/2024	1,200,000	1,308,540
China Cinda Finance 2015 I, Ltd. 4.25%, 4/23/2025	400,000	422,612
China Cinda Finance 2017 I, Ltd. 4.75%, 2/8/2028	700,000	770,923
China Construction Bank Corp. 5 year CMT + 1.88%, 4.25%, 2/27/2029 (b)	800,000	841,444
China Resources Land, Ltd. 5 year CMT + 5.14%, 3.75%, 12/9/2024 (b)	500,000	512,820
Chinalco Capital Holdings, Ltd. 2.13%, 6/3/2026	250,000	245,634
CNAC HK Finbridge Co., Ltd.:
3.38%, 6/19/2024	200,000	207,110
5.13%, 3/14/2028	700,000	798,691
CNOOC Finance 2015 USA LLC 3.50%, 5/5/2025	200,000	210,665
Huarong Finance II Co., Ltd. 5.50%, 1/16/2025	200,000	210,630
Security Description	Principal Amount	Value
Industrial & Commercial Bank of China, Ltd.:
4.88%, 9/21/2025	$ 700,000	$ 767,883
5 year CMT + 2.37%, 3.20%, 9/24/2026 (b)	200,000	204,123
Sinopec Group Overseas Development 2014, Ltd. 4.38%, 4/10/2024	400,000	427,428
Sinopec Group Overseas Development 2015, Ltd. 3.25%, 4/28/2025	200,000	210,156
Sinopec Group Overseas Development 2018, Ltd.:
2.30%, 1/8/2031	450,000	444,136
2.70%, 5/13/2030	200,000	204,424
State Grid Overseas Investment BVI, Ltd:
1.63%, 8/5/2030	200,000	190,417
3.50%, 5/4/2027	300,000	323,622
		8,301,258
COLOMBIA — 1.0%
Ecopetrol SA:
5.38%, 6/26/2026	400,000	422,232
5.88%, 9/18/2023	420,000	445,322
5.88%, 5/28/2045	400,000	383,096
6.88%, 4/29/2030	600,000	670,434
		1,921,084
INDIA — 1.2%
Greenko Dutch B.V. 3.85%, 3/29/2026	443,250	447,847
Indian Oil Corp., Ltd. 4.75%, 1/16/2024	1,150,000	1,216,481
Indian Railway Finance Corp., Ltd. 2.80%, 2/10/2031	500,000	486,545
		2,150,873
INDONESIA — 1.8%
Indonesia Asahan Aluminium Persero PT 4.75%, 5/15/2025	640,000	681,856
Pertamina Persero PT:
4.18%, 1/21/2050	850,000	881,824
Series REGS, 4.30%, 5/20/2023	400,000	416,108
5.63%, 5/20/2043	200,000	237,306
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara:
4.13%, 5/15/2027	900,000	959,958
5.45%, 5/21/2028	200,000	229,042
		3,406,094
ISRAEL — 0.2%
Israel Electric Corp., Ltd.:
4.25%, 8/14/2028 (a)	200,000	219,580

See accompanying notes to financial statements.
4

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 6, 5.00%, 11/12/2024 (a)	$ 200,000	$ 217,008
		436,588
KAZAKHSTAN — 1.0%
Kazakhstan Temir Zholy Finance B.V. 6.95%, 7/10/2042	200,000	266,340
KazMunayGas National Co. JSC:
4.75%, 4/19/2027	300,000	331,146
5.38%, 4/24/2030	900,000	1,048,950
6.38%, 10/24/2048	200,000	262,401
		1,908,837
MALAYSIA — 1.8%
Petronas Capital, Ltd.:
2.48%, 1/28/2032	250,000	250,793
3.40%, 4/28/2061	600,000	618,624
3.50%, 4/21/2030	1,000,000	1,082,240
4.50%, 3/18/2045	400,000	489,160
4.55%, 4/21/2050	800,000	992,688
		3,433,505
MEXICO — 2.5%
Comision Federal de Electricidad:
3.35%, 2/9/2031	400,000	392,340
4.88%, 1/15/2024	200,000	212,082
Mexico City Airport Trust:
5.50%, 7/31/2047	200,000	200,216
5.50%, 7/31/2047	200,000	200,294
Petroleos Mexicanos:
5.35%, 2/12/2028	400,000	398,668
5.95%, 1/28/2031	400,000	389,404
6.49%, 1/23/2027	400,000	426,548
6.63%, 6/15/2035	150,000	144,216
6.70%, 2/16/2032 (a)	311,000	313,186
6.75%, 9/21/2047	1,300,000	1,150,240
6.88%, 8/4/2026	300,000	329,385
6.95%, 1/28/2060	100,000	88,889
7.69%, 1/23/2050	400,000	385,840
		4,631,308
MOROCCO — 0.2%
OCP SA:
3.75%, 6/23/2031	200,000	194,080
5.13%, 6/23/2051	200,000	188,643
		382,723
PANAMA — 0.3%
Aeropuerto Internacional de Tocumen SA 5.13%, 8/11/2061 (a)	300,000	314,319
Banco Nacional de Panama 2.50%, 8/11/2030	200,000	187,350
		501,669
PERU — 0.3%
Petroleos del Peru SA:
4.75%, 6/19/2032	200,000	207,774
Security Description	Principal Amount	Value
5.63%, 6/19/2047	$ 400,000	$ 398,900
		606,674
PHILIPPINES — 0.2%
Power Sector Assets & Liabilities Management Corp. 7.39%, 12/2/2024	250,000	293,655
QATAR — 0.1%
Ooredoo International Finance, Ltd. 2.63%, 4/8/2031	200,000	200,750
RUSSIA — 1.4%
Gazprom Neft OAO Via GPN Capital SA 6.00%, 11/27/2023	700,000	748,384
Gazprom PJSC via Gaz Finance PLC:
2.95%, 1/27/2029	250,000	238,750
3.25%, 2/25/2030	1,600,000	1,543,520
		2,530,654
SAUDI ARABIA — 1.3%
Saudi Arabian Oil Co.:
2.25%, 11/24/2030 (a)	500,000	486,600
2.25%, 11/24/2030	400,000	388,980
3.25%, 11/24/2050	300,000	291,835
4.25%, 4/16/2039	250,000	281,789
4.38%, 4/16/2049	800,000	926,120
		2,375,324
SOUTH AFRICA — 0.2%
Eskom Holdings SOC, Ltd. 6.35%, 8/10/2028	400,000	431,000
THAILAND — 0.2%
PTTEP Treasury Center Co., Ltd. 2.59%, 6/10/2027	300,000	306,195
UNITED ARAB EMIRATES — 1.4%
DP World Crescent, Ltd. 3.91%, 5/31/2023	1,200,000	1,239,943
DP World Salaam 5 year CMT + 5.75%, 6.00%, 10/1/2025 (b)	600,000	648,111
DP World, Ltd.:
5.63%, 9/25/2048	200,000	245,370
6.85%, 7/2/2037 (a)	200,000	264,054
Emirates NBD Bank PJSC 5 year CMT + 3.66%, 6.13%, 3/20/2025 (b)	200,000	209,290
		2,606,768
UNITED KINGDOM — 0.4%
Gazprom PJSC via Gaz Finance PLC:
3.00%, 6/29/2027	500,000	490,310

See accompanying notes to financial statements.
5

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5 year CMT + 4.26%, 4.60%, 10/26/2025 (b)	$ 200,000	$ 203,879
		694,189
TOTAL CORPORATE BONDS & NOTES (Cost $46,895,038)		46,474,347
FOREIGN GOVERNMENT OBLIGATIONS — 73.1%
ANGOLA — 0.9%
Angolan Government International Bond:
Series REGS, 8.25%, 5/9/2028	700,000	702,240
Series REGS, 9.13%, 11/26/2049	700,000	670,393
Series REGS, 9.38%, 5/8/2048	250,000	244,270
		1,616,903
ARGENTINA — 0.3%
Argentine Republic Government International Bond 1.00%, 7/9/2029	1,450,000	527,626
ARMENIA — 0.2%
Republic of Armenia International Bond:
Series REGS, 3.60%, 2/2/2031	200,000	186,324
Series REGS, 7.15%, 3/26/2025	200,000	222,882
		409,206
AZERBAIJAN — 0.2%
Republic of Azerbaijan International Bond Series REGS, 4.75%, 3/18/2024	400,000	422,872
BAHAMAS — 0.1%
Bahamas Government International Bond Series REGS, 8.95%, 10/15/2032	200,000	183,752
BAHRAIN — 2.3%
Bahrain Government International Bond:
Series REGS, 5.25%, 1/25/2033	200,000	187,976
Series REGS, 5.45%, 9/16/2032	808,000	783,760
Series REGS, 6.00%, 9/19/2044	400,000	362,228
Series REGS, 6.13%, 8/1/2023	600,000	630,672
Series REGS, 7.00%, 1/26/2026	1,100,000	1,207,213
Security Description	Principal Amount	Value
Series REGS, 7.50%, 9/20/2047	$ 500,000	$ 505,200
CBB International Sukuk Co. 5 Spc 5.62%, 2/12/2024	549,000	576,450
		4,253,499
BERMUDA — 0.2%
Bermuda Government International Bond:
Series REGS, 2.38%, 8/20/2030	200,000	199,500
Series REGS, 3.38%, 8/20/2050	200,000	200,408
		399,908
BOLIVIA — 0.1%
Bolivian Government International Bond Series REGS, 4.50%, 3/20/2028	250,000	230,125
BRAZIL — 3.2%
Brazilian Government International Bond:
2.88%, 6/6/2025	200,000	202,918
3.75%, 9/12/2031	200,000	188,376
3.88%, 6/12/2030	600,000	582,948
4.25%, 1/7/2025	700,000	742,896
4.50%, 5/30/2029	400,000	409,800
4.63%, 1/13/2028	800,000	835,192
4.75%, 1/14/2050	600,000	534,078
5.00%, 1/27/2045	600,000	562,980
5.63%, 1/7/2041	300,000	307,236
5.63%, 2/21/2047	400,000	399,052
6.00%, 4/7/2026	400,000	448,228
8.25%, 1/20/2034	600,000	783,918
		5,997,622
BYELORUSSIAN SSR — 0.3%
Republic of Belarus International Bond:
Series REGS, 5.88%, 2/24/2026	300,000	264,990
Series REGS, 6.38%, 2/24/2031	300,000	237,900
		502,890
CHILE — 2.2%
Chile Government International Bond:
2.55%, 1/27/2032	200,000	199,590
2.55%, 7/27/2033	200,000	194,718
3.10%, 5/7/2041	200,000	196,500
3.10%, 1/22/2061	500,000	465,670
3.13%, 1/21/2026	500,000	526,255
3.24%, 2/6/2028	400,000	421,608
3.24%, 2/6/2028	600,000	632,256
3.50%, 1/25/2050	700,000	729,526

See accompanying notes to financial statements.
6

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.86%, 6/21/2047	$ 600,000	$ 666,630
		4,032,753
CHINA — 0.3%
China Government International Bond:
Series 144A, 2.50%, 10/26/2051 (a)	200,000	201,254
4.00%, 10/19/2048	300,000	396,004
		597,258
COLOMBIA — 3.4%
Colombia Government International Bond:
3.00%, 1/30/2030	300,000	273,324
3.13%, 4/15/2031	800,000	721,056
3.25%, 4/22/2032	200,000	180,144
3.88%, 4/25/2027	400,000	402,408
3.88%, 2/15/2061	250,000	192,940
4.00%, 2/26/2024	200,000	206,402
4.13%, 2/22/2042	250,000	209,495
4.13%, 5/15/2051	200,000	162,842
4.50%, 1/28/2026	600,000	627,756
5.00%, 6/15/2045	600,000	541,404
5.20%, 5/15/2049	1,000,000	921,840
5.63%, 2/26/2044	500,000	485,300
6.13%, 1/18/2041	750,000	772,800
7.38%, 9/18/2037	400,000	465,760
8.13%, 5/21/2024	200,000	226,502
		6,389,973
COSTA RICA — 0.5%
Costa Rica Government International Bond:
Series REGS, 5.63%, 4/30/2043	455,000	391,204
Series REGS, 7.00%, 4/4/2044	300,000	294,477
Series REGS, 7.16%, 3/12/2045	300,000	297,327
		983,008
CROATIA — 0.1%
Croatia Government International Bond Series REGS, 6.00%, 1/26/2024	200,000	219,198
DOMINICAN REPUBLIC — 2.6%
Dominican Republic International Bond:
Series REGS, 5.30%, 1/21/2041	450,000	445,117
Series REGS, 5.50%, 1/27/2025	500,000	540,505
Series REGS, 5.88%, 1/30/2060	400,000	384,996
Security Description	Principal Amount	Value
Series REGS, 6.00%, 7/19/2028	$ 1,700,000	$ 1,901,756
Series REGS, 6.40%, 6/5/2049	400,000	420,976
Series REGS, 6.50%, 2/15/2048	400,000	425,780
Series REGS, 6.88%, 1/29/2026	200,000	228,022
Series REGS, 7.45%, 4/30/2044	500,000	592,750
		4,939,902
ECUADOR — 0.1%
Ecuador Government International Bond Series REGS, Zero Coupon, 7/31/2030	200,000	112,500
EGYPT — 2.6%
Egypt Government International Bond:
Series REGS, 5.58%, 2/21/2023	200,000	206,976
Series REGS, 5.88%, 6/11/2025	400,000	410,823
Series REGS, 5.88%, 2/16/2031	200,000	176,936
Series REGS, 7.05%, 1/15/2032	250,000	230,400
Series REGS, 7.30%, 9/30/2033	550,000	506,022
Series REGS, 7.50%, 1/31/2027	500,000	519,984
Series REGS, 7.50%, 2/16/2061	400,000	326,028
Series REGS, 7.60%, 3/1/2029	800,000	792,731
Series REGS, 7.90%, 2/21/2048	1,000,000	837,120
Series REGS, 8.50%, 1/31/2047	200,000	176,992
Series REGS, 8.88%, 5/29/2050	650,000	589,147
		4,773,159
EL SALVADOR — 0.4%
El Salvador Government International Bond:
Series REGS, 5.88%, 1/30/2025	150,000	93,132
Series REGS, 7.65%, 6/15/2035	200,000	112,750
Series REGS, 7.75%, 1/24/2023	150,000	118,127
Series REGS, 8.25%, 4/10/2032	250,000	153,125
9.50%, 7/15/2052	400,000	244,872
		722,006

See accompanying notes to financial statements.
7

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
ETHIOPIA — 0.1%
Ethiopia International Bond Series REGS, 6.63%, 12/11/2024	$ 200,000	$ 133,810
GABON — 0.3%
Gabon Government International Bond:
Series REGS, 6.63%, 2/6/2031	400,000	387,740
Series 144A, 7.00%, 11/24/2031 (a)	200,000	195,522
		583,262
GHANA — 1.2%
Ghana Government International Bond:
Series REGS, 6.38%, 2/11/2027	200,000	168,388
Series REGS, 8.13%, 1/18/2026	600,000	553,500
Series REGS, 8.13%, 3/26/2032	650,000	530,575
Series REGS, 8.63%, 6/16/2049	400,000	316,300
Series REGS, 8.75%, 3/11/2061	200,000	158,280
Series REGS, 10.75%, 10/14/2030	400,000	447,184
		2,174,227
GUATEMALA — 0.6%
Guatemala Government Bond:
Series REGS, 4.50%, 5/3/2026	378,000	397,879
Series REGS, 4.88%, 2/13/2028	300,000	322,422
Series REGS, 6.13%, 6/1/2050	400,000	459,024
		1,179,325
HONDURAS — 0.2%
Honduras Government International Bond Series REGS, 5.63%, 6/24/2030	300,000	312,363
HUNGARY — 0.9%
Hungary Government International Bond:
Series 144A, 2.13%, 9/22/2031 (a)	200,000	197,014
Series REGS, 3.13%, 9/21/2051	450,000	442,686
7.63%, 3/29/2041	600,000	984,648
		1,624,348
Security Description	Principal Amount	Value
INDIA — 1.4%
Export-Import Bank of India:
Series REGS, 2.25%, 1/13/2031	$ 1,000,000	$ 941,280
Series REGS, 3.38%, 8/5/2026	1,550,000	1,626,864
		2,568,144
INDONESIA — 3.6%
Indonesia Government International Bond:
2.85%, 2/14/2030	400,000	417,712
3.40%, 9/18/2029	400,000	432,460
Series REGS, 3.85%, 7/18/2027	200,000	219,310
3.85%, 10/15/2030	600,000	675,360
4.20%, 10/15/2050	750,000	862,575
Series REGS, 4.35%, 1/8/2027	200,000	222,926
4.35%, 1/11/2048	400,000	461,488
4.45%, 4/15/2070	200,000	237,750
4.75%, 2/11/2029	500,000	582,365
Series REGS, 5.13%, 1/15/2045	400,000	499,800
Series REGS, 5.95%, 1/8/2046	400,000	555,412
Series REGS, 6.63%, 2/17/2037	200,000	280,436
Series REGS, 8.50%, 10/12/2035	200,000	319,544
Perusahaan Penerbit SBSN Indonesia III:
Series REGS, 4.15%, 3/29/2027	700,000	775,166
Series REGS, 4.35%, 9/10/2024	200,000	216,480
		6,758,784
IRAQ — 0.2%
Iraq International Bond Series REGS, 6.75%, 3/9/2023	400,000	404,028
IVORY COAST — 0.2%
Ivory Coast Government International Bond Series REGS, 6.13%, 6/15/2033	400,000	421,000
JAMAICA — 0.7%
Jamaica Government International Bond:
6.75%, 4/28/2028	400,000	460,632
7.88%, 7/28/2045	400,000	553,500
8.00%, 3/15/2039	200,000	277,604
		1,291,736

See accompanying notes to financial statements.
8

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
JORDAN — 0.6%
Jordan Government International Bond:
Series REGS, 5.75%, 1/31/2027	$ 300,000	$ 315,024
Series REGS, 6.13%, 1/29/2026	100,000	106,500
Series REGS, 7.38%, 10/10/2047	700,000	706,545
		1,128,069
KAZAKHSTAN — 1.0%
Kazakhstan Government International Bond:
Series REGS, 4.88%, 10/14/2044	800,000	982,256
Series REGS, 6.50%, 7/21/2045	600,000	859,872
		1,842,128
KENYA — 0.8%
Republic of Kenya Government International Bond:
Series REGS, 6.88%, 6/24/2024	700,000	739,389
Series REGS, 7.00%, 5/22/2027	200,000	210,950
Series REGS, 8.00%, 5/22/2032	400,000	436,240
Series REGS, 8.25%, 2/28/2048	200,000	202,868
		1,589,447
MALAYSIA — 0.2%
Malaysia Sovereign Sukuk Bhd Series REGS, 3.04%, 4/22/2025	200,000	210,030
Malaysia Wakala Sukuk Bhd 2.07%, 4/28/2031 (a)	250,000	249,903
		459,933
MEXICO — 2.5%
Mexico Government International Bond:
2.66%, 5/24/2031	500,000	487,970
3.25%, 4/16/2030	200,000	205,788
3.75%, 1/11/2028	400,000	430,484
Series EMTN, 3.75%, 4/19/2071	150,000	134,724
3.77%, 5/24/2061	200,000	184,372
4.60%, 1/23/2046	900,000	964,593
4.75%, 4/27/2032	250,000	282,625
Series MTN, 4.75%, 3/8/2044	200,000	218,632
5.00%, 4/27/2051	400,000	456,452
5.55%, 1/21/2045	400,000	480,084
Series GMTN, 5.75%, 10/12/2110	150,000	173,125
Security Description	Principal Amount	Value
Series MTNA, 7.50%, 4/8/2033	$ 400,000	$ 559,048
		4,577,897
MONGOLIA — 0.3%
Mongolia Government International Bond:
Series REGS, 3.50%, 7/7/2027	200,000	188,344
Series REGS, 5.13%, 4/7/2026	200,000	204,474
Series REGS, 5.63%, 5/1/2023	200,000	205,755
		598,573
MOROCCO — 0.6%
Morocco Government International Bond:
Series REGS, 2.38%, 12/15/2027	200,000	194,750
Series REGS, 3.00%, 12/15/2032	450,000	428,868
Series REGS, 4.00%, 12/15/2050	600,000	543,750
		1,167,368
NIGERIA — 1.5%
Nigeria Government International Bond:
Series REGS, 6.38%, 7/12/2023	250,000	257,960
Series REGS, 6.50%, 11/28/2027	400,000	398,596
Series REGS, 7.14%, 2/23/2030	200,000	196,260
Series REGS, 7.38%, 9/28/2033	650,000	618,540
Series REGS, 7.63%, 11/21/2025	400,000	425,792
Series REGS, 7.63%, 11/28/2047	200,000	178,632
Series REGS, 7.70%, 2/23/2038	200,000	184,643
Series REGS, 8.75%, 1/21/2031	200,000	209,490
Series REGS, 9.25%, 1/21/2049	300,000	305,070
		2,774,983
OMAN — 3.4%
Oman Government International Bond:
Series REGS, 4.75%, 6/15/2026	900,000	925,645
Series REGS, 4.88%, 2/1/2025	200,000	208,007
Series REGS, 5.38%, 3/8/2027	400,000	418,820

See accompanying notes to financial statements.
9

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series REGS, 6.00%, 8/1/2029	$ 1,200,000	$ 1,291,464
Series REGS, 6.25%, 1/25/2031	200,000	218,466
Series REGS, 6.50%, 3/8/2047	400,000	396,360
Series REGS, 6.75%, 10/28/2027	850,000	952,000
Series REGS, 6.75%, 1/17/2048	600,000	609,660
Series REGS, 7.00%, 1/25/2051	200,000	209,160
Series REGS, 7.38%, 10/28/2032	200,000	233,008
Oman Sovereign Sukuk Co.:
Series REGS, 4.40%, 6/1/2024	400,000	413,158
Series REGS, 5.93%, 10/31/2025	400,000	438,440
		6,314,188
PAKISTAN — 0.7%
Pakistan Government International Bond:
Series REGS, 6.88%, 12/5/2027	500,000	503,750
Series REGS, 7.38%, 4/8/2031	200,000	198,250
Series REGS, 8.25%, 4/15/2024	450,000	478,687
Series REGS, 8.88%, 4/8/2051	200,000	198,420
		1,379,107
PANAMA — 3.1%
Panama Government Bond 3.75%, 4/17/2026	350,000	371,175
Panama Government International Bond:
2.25%, 9/29/2032	650,000	618,820
3.16%, 1/23/2030	200,000	207,472
3.75%, 3/16/2025	200,000	211,906
3.88%, 3/17/2028	700,000	756,049
4.30%, 4/29/2053	285,000	307,549
4.50%, 5/15/2047	200,000	221,296
4.50%, 4/1/2056	1,600,000	1,762,352
6.70%, 1/26/2036	750,000	1,004,790
7.13%, 1/29/2026	200,000	240,048
		5,701,457
PAPUA NEW GUINEA — 0.1%
Papua New Guinea Government International Bond Series REGS, 8.38%, 10/4/2028	200,000	201,008
Security Description	Principal Amount	Value
PARAGUAY — 0.7%
Paraguay Government International Bond:
Series REGS, 4.95%, 4/28/2031	$ 850,000	$ 953,989
Series REGS, 5.00%, 4/15/2026	200,000	222,026
Series REGS, 5.40%, 3/30/2050	200,000	228,420
		1,404,435
PERU — 3.1%
Peruvian Government International Bond:
1.86%, 12/1/2032	950,000	867,597
2.39%, 1/23/2026	600,000	609,054
2.78%, 1/23/2031	450,000	448,290
2.78%, 12/1/2060	75,000	66,173
3.00%, 1/15/2034	500,000	498,995
3.23%, 7/28/2121	200,000	173,042
5.63%, 11/18/2050	1,400,000	1,971,102
7.35%, 7/21/2025	700,000	833,903
8.75%, 11/21/2033	200,000	311,306
		5,779,462
PHILIPPINES — 3.5%
Philippine Government International Bond:
2.46%, 5/5/2030	500,000	516,080
2.65%, 12/10/2045	200,000	190,430
2.95%, 5/5/2045	300,000	297,303
3.00%, 2/1/2028	200,000	214,666
3.70%, 3/1/2041	600,000	658,242
3.70%, 2/2/2042	300,000	329,190
3.75%, 1/14/2029	200,000	225,184
3.95%, 1/20/2040	632,000	709,787
5.50%, 3/30/2026	200,000	233,180
6.38%, 10/23/2034	576,000	802,414
7.75%, 1/14/2031	400,000	581,996
9.50%, 2/2/2030	500,000	775,716
10.63%, 3/16/2025	300,000	390,569
Republic of Philippines 3.20%, 7/6/2046	600,000	613,446
		6,538,203
POLAND — 0.1%
Poland Government International Bond 4.00%, 1/22/2024	200,000	211,940
QATAR — 0.3%
Qatar Government International Bond:
Series REGS, 3.40%, 4/16/2025	200,000	212,138
Series REGS, 5.75%, 1/20/2042	200,000	280,243
		492,381

See accompanying notes to financial statements.
10

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
ROMANIA — 0.9%
Romanian Government International Bond:
Series REGS, 3.00%, 2/14/2031	$ 400,000	$ 405,621
Series REGS, 4.00%, 2/14/2051	250,000	249,615
Series REGS, 4.00%, 2/14/2051	400,000	399,384
Series REGS, 4.38%, 8/22/2023	250,000	262,622
Series REGS, 5.13%, 6/15/2048	300,000	353,689
		1,670,931
RUSSIA — 3.6%
Russian Foreign Bond - Eurobond:
Series REGS, 4.25%, 6/23/2027	600,000	647,773
Series REGS, 4.38%, 3/21/2029	400,000	440,325
Series REGS, 4.75%, 5/27/2026	600,000	655,500
Series REGS, 5.10%, 3/28/2035	1,000,000	1,178,750
Series REGS, 5.25%, 6/23/2047	400,000	506,016
Series REGS, 5.63%, 4/4/2042	800,000	1,042,000
Series REGS, 5.88%, 9/16/2043	1,000,000	1,359,942
Series REGS, 12.75%, 6/24/2028	600,000	948,000
		6,778,306
RWANDA — 0.1%
Rwanda International Government Bond Series REGS, 5.50%, 8/9/2031	200,000	201,480
SAUDI ARABIA — 3.9%
KSA Sukuk, Ltd. 3.63%, 4/20/2027	200,000	216,646
Saudi Government International Bond:
Series REGS, 2.50%, 2/3/2027	400,000	412,232
Series REGS, 2.75%, 2/3/2032	250,000	257,217
Series REGS, 3.25%, 10/26/2026	1,400,000	1,491,602
Series REGS, 3.25%, 10/22/2030	800,000	859,120
Series REGS, 3.63%, 3/4/2028	600,000	653,220
Series REGS, 3.75%, 1/21/2055	200,000	214,412
Security Description	Principal Amount	Value
Series REGS, 4.00%, 4/17/2025	$ 200,000	$ 215,411
Series REGS, 4.50%, 4/17/2030	200,000	233,186
Series REGS, 4.50%, 10/26/2046	850,000	995,996
Series REGS, 4.50%, 4/22/2060	200,000	245,940
Series REGS, 4.63%, 10/4/2047	600,000	719,874
Series REGS, 5.00%, 4/17/2049	400,000	506,981
Series REGS, 5.25%, 1/16/2050	200,000	263,276
		7,285,113
SENEGAL — 0.2%
Senegal Government International Bond:
Series REGS, 6.25%, 5/23/2033	200,000	206,104
Series REGS, 6.25%, 5/23/2033	200,000	205,634
		411,738
SERBIA — 0.1%
Serbia International Bond Series REGS, 2.13%, 12/1/2030	200,000	187,140
SOUTH AFRICA — 2.2%
Republic of South Africa Government International Bond:
4.30%, 10/12/2028	600,000	608,820
4.85%, 9/30/2029	500,000	516,235
4.88%, 4/14/2026	800,000	852,824
5.00%, 10/12/2046	200,000	181,612
5.38%, 7/24/2044	200,000	190,916
5.65%, 9/27/2047	500,000	480,985
5.75%, 9/30/2049	400,000	385,572
5.88%, 9/16/2025	400,000	441,628
5.88%, 6/22/2030	300,000	334,257
6.30%, 6/22/2048	200,000	208,304
		4,201,153
TRINIDAD AND TOBAGO — 0.4%
Trinidad & Tobago Government International Bond:
Series REGS, 4.38%, 1/16/2024	200,000	205,362
Series REGS, 4.50%, 8/4/2026	200,000	205,094
Series REGS, 4.50%, 6/26/2030	250,000	253,603
		664,059

See accompanying notes to financial statements.
11

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
TUNISIA — 0.1%
Banque Centrale de Tunisie International Bond Series REGS, 5.75%, 1/30/2025	$ 200,000	$ 151,730
TURKEY — 4.4%
Hazine Mustesarligi Varlik Kiralama A/S Series REGS, 5.00%, 4/6/2023	400,000	398,744
Turkey Government International Bond:
3.25%, 3/23/2023	200,000	194,490
4.88%, 4/16/2043	600,000	460,104
5.13%, 2/17/2028	700,000	627,347
5.25%, 3/13/2030	900,000	772,983
5.75%, 3/22/2024	600,000	585,684
5.75%, 5/11/2047	200,000	162,102
5.88%, 6/26/2031	250,000	222,253
5.95%, 1/15/2031	400,000	357,416
6.00%, 3/25/2027	200,000	188,222
6.00%, 1/14/2041	400,000	333,664
6.13%, 10/24/2028	200,000	186,128
6.38%, 10/14/2025	2,100,000	2,046,996
6.63%, 2/17/2045	500,000	441,470
6.75%, 5/30/2040	400,000	360,320
7.38%, 2/5/2025	100,000	100,662
7.63%, 4/26/2029	600,000	598,998
8.00%, 2/14/2034	250,000	260,092
		8,297,675
UKRAINE — 1.7%
Ukraine Government International Bond:
Series REGS, 7.25%, 3/15/2033	450,000	396,000
Series REGS, 7.38%, 9/25/2032	650,000	578,669
Series REGS, 7.75%, 9/1/2023	600,000	585,989
Series REGS, 7.75%, 9/1/2024	400,000	387,288
Series REGS, 7.75%, 9/1/2026	400,000	380,808
Series REGS, 7.75%, 9/1/2026	100,000	95,202
Series REGS, 7.75%, 9/1/2027	400,000	378,398
Series REGS, 9.75%, 11/1/2028	400,000	403,672
		3,206,026
UNITED ARAB EMIRATES — 1.3%
Emirate of Dubai Government International Bonds Series EMTN, 3.90%, 9/9/2050	200,000	191,250
Security Description	Principal Amount	Value
Finance Department Government of Sharjah:
Series REGS, 4.00%, 7/28/2050	$ 500,000	$ 451,525
Series REGS, 4.38%, 3/10/2051	200,000	189,758
Sharjah Sukuk Program, Ltd.:
2.94%, 6/10/2027	600,000	602,316
3.20%, 7/13/2031	300,000	302,018
3.85%, 4/3/2026	211,000	222,749
4.23%, 3/14/2028	400,000	428,196
		2,387,812
URUGUAY — 1.9%
Uruguay Government International Bond:
4.38%, 1/23/2031	900,000	1,036,773
4.98%, 4/20/2055	900,000	1,181,871
5.10%, 6/18/2050	500,000	663,175
7.63%, 3/21/2036	400,000	604,156
		3,485,975
UZBEKISTAN — 0.3%
Republic of Uzbekistan International Bond:
Series REGS, 3.70%, 11/25/2030	300,000	287,700
Series 144A, 3.90%, 10/19/2031 (a)	200,000	191,860
		479,560
VIETNAM — 0.1%
Vietnam Government International Bond Series REGS, 4.80%, 11/19/2024	200,000	216,480
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $139,209,389)		136,550,944
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d) (Cost $149,376)	149,361	149,376
TOTAL INVESTMENTS — 98.1% (Cost $186,253,803)		183,174,667
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.9%		3,485,165
NET ASSETS — 100.0%		$ 186,659,832

See accompanying notes to financial statements.
12

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.8% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 46,474,347	$—	$ 46,474,347
Foreign Government Obligations	—	136,550,944	—	136,550,944
Short-Term Investment	149,376	—	—	149,376
TOTAL INVESTMENTS	$149,376	$183,025,291	$—	$183,174,667

Affiliate Table
	Number of Shares Held at 06/30/2021	Value at 06/30/2021	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$8,555,527	$8,406,194	$43	$—	149,361	$149,376	$41
See accompanying notes to financial statements.
13

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 84.3%
AGRICULTURE — 0.3%
BAT Capital Corp. 3 Month USD LIBOR + 0.88%, 1.04%, 8/15/2022 (a)	$ 6,039,000	$ 6,053,614
AUTO MANUFACTURERS — 6.5%
American Honda Finance Corp.:
3 Month USD LIBOR + 0.15%, 0.31%, 2/22/2023 (a)	2,304,000	2,303,171
3 Month USD LIBOR + 0.42%, 0.61%, 9/8/2023 (a)	3,893,000	3,904,990
Series MTN, 3 Month USD LIBOR + 0.37%, 0.52%, 5/10/2023 (a) (b)	3,510,000	3,516,458
Series MTN, 3 Month USD LIBOR + 0.45%, 0.61%, 2/15/2022 (a)	8,300,000	8,303,320
Series MTN, 3 Month USD LIBOR + 0.47%, 0.63%, 11/16/2022 (a)	1,577,000	1,580,848
Series MTN, 3 Month USD LIBOR + 0.54%, 0.76%, 6/27/2022 (a)	2,701,000	2,705,889
BMW Finance NV 3 Month USD LIBOR + 0.79%, 0.94%, 8/12/2022 (a) (c)	1,590,000	1,596,201
BMW US Capital LLC:
3 Month USD LIBOR + 0.53%, 0.66%, 4/14/2022 (a) (c)	2,928,000	2,931,162
SOFR + 0.38%, 0.43%, 8/12/2024 (a) (b) (c)	7,500,000	7,504,350
SOFR + 0.53%, 0.58%, 4/1/2024 (a) (b) (c)	6,785,000	6,815,940
Daimler Finance North America LLC:
3 Month USD LIBOR + 0.84%, 0.99%, 5/4/2023 (a) (c)	1,736,000	1,748,169
3 Month USD LIBOR + 0.88%, 1.04%, 2/22/2022 (a) (c)	7,050,000	7,056,909
3 Month USD LIBOR + 0.90%, 1.06%, 2/15/2022 (a) (c)	12,310,000	12,320,463
Daimler Trucks Finance North America LLC:
3 Month USD LIBOR + 0.75%, 0.80%, 12/13/2024 (a) (c)	5,000,000	5,004,650
Security Description	Principal Amount	Value
SOFR + 0.50%, 0.55%, 6/14/2023 (a) (c)	$ 3,000,000	$ 3,002,670
SOFR + 0.60%, 0.65%, 12/14/2023 (a) (b) (c)	5,000,000	5,005,350
General Motors Financial Co., Inc.:
3 Month USD LIBOR + 0.99%, 1.12%, 1/5/2023 (a)	1,152,000	1,155,387
3 Month USD LIBOR + 1.31%, 1.53%, 6/30/2022 (a)	3,661,000	3,676,083
3 Month USD LIBOR + 1.55%, 1.68%, 1/14/2022 (a)	5,782,000	5,783,735
SOFR + 0.62%, 0.67%, 10/15/2024 (a) (b)	4,000,000	3,994,320
SOFR + 0.76%, 0.81%, 3/8/2024 (a)	4,871,000	4,889,607
SOFR + 1.20%, 1.25%, 11/17/2023 (a)	5,297,000	5,356,909
Nissan Motor Acceptance Co. LLC:
3 Month USD LIBOR + 0.64%, 0.83%, 3/8/2024 (a) (c)	4,150,000	4,145,477
3 Month USD LIBOR + 0.65%, 0.77%, 7/13/2022 (a) (c)	1,737,000	1,737,973
3 Month USD LIBOR + 0.69%, 0.91%, 9/28/2022 (a) (c)	3,126,000	3,131,002
3 Month USD LIBOR + 0.89%, 1.01%, 1/13/2022 (a) (c)	3,682,000	3,682,736
Toyota Motor Credit Corp.:
3 Month USD LIBOR + 0.15%, 0.31%, 2/14/2022 (a)	5,780,000	5,780,000
SOFR + 0.26%, 0.31%, 6/18/2024 (a)	4,003,000	3,992,152
SOFR + 0.30%, 0.35%, 6/13/2022 (a)	2,000,000	2,000,320
SOFR + 0.32%, 0.37%, 4/6/2023 (a)	10,230,000	10,227,340
SOFR + 0.33%, 0.38%, 1/11/2024 (a) (b)	4,817,000	4,810,882
SOFR + 0.34%, 0.39%, 10/14/2022 (a)	4,190,000	4,191,844
SOFR + 0.35%, 0.40%, 6/13/2023 (a)	5,000,000	5,001,100
Series B, SOFR + 0.29%, 0.34%, 9/13/2024 (a)	3,500,000	3,487,925
Series MTN, 3 Month USD LIBOR + 0.40%, 0.56%, 5/17/2022 (a)	2,852,000	2,854,481

See accompanying notes to financial statements.
14

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.48%, 0.67%, 9/8/2022 (a)	$ 1,753,000	$ 1,756,436
Series MTN, 3 Month USD LIBOR + 0.69%, 0.81%, 1/11/2022 (a)	1,713,000	1,713,223
		158,669,472
BANKS — 51.4%
ANZ New Zealand Int'l, Ltd. 3 Month USD LIBOR + 1.00%, 1.12%, 1/25/2022 (a) (c)	1,980,000	1,981,069
ASB Bank, Ltd. 3 Month USD LIBOR + 0.97%, 1.17%, 6/14/2023 (a) (c)	3,852,000	3,893,948
Australia & New Zealand Banking Group, Ltd.:
3 Month USD LIBOR + 0.49%, 0.65%, 11/21/2022 (a) (b) (c)	3,515,000	3,526,002
3 Month USD LIBOR + 0.71%, 0.87%, 5/19/2022 (a) (c)	3,264,000	3,271,442
Banco Santander SA:
3 Month USD LIBOR + 1.09%, 1.25%, 2/23/2023 (a) (b)	3,375,000	3,404,093
3 Month USD LIBOR + 1.12%, 1.24%, 4/12/2023 (a)	4,825,000	4,873,298
3 Month USD LIBOR + 1.56%, 1.68%, 4/11/2022 (a)	4,270,000	4,284,988
Bank of America Corp.:
3 Month USD LIBOR + 1.00%, 1.12%, 4/24/2023 (a)	16,430,000	16,467,953
SOFR + 0.69%, 0.74%, 4/22/2025 (a) (b)	9,522,000	9,563,421
SOFR + 0.73%, 0.78%, 10/24/2024 (a) (b)	17,721,000	17,810,314
Series GMTN, 3 Month USD LIBOR + 0.96%, 1.08%, 7/23/2024 (a)	2,567,000	2,586,484
Series MTN, 3 Month USD LIBOR + 0.79%, 0.97%, 3/5/2024 (a)	9,063,000	9,108,949
Series MTN, 3 Month USD LIBOR + 1.16%, 1.29%, 1/20/2023 (a)	6,587,000	6,590,359
Bank of Montreal:
SOFR + 0.27%, 0.31%, 9/15/2023 (a)	8,999,000	8,986,401
SOFR + 0.27%, 0.32%, 4/14/2023 (a)	350,000	349,713
Security Description	Principal Amount	Value
SOFR + 0.32%, 0.37%, 7/9/2024 (a) (b)	$ 5,077,000	$ 5,064,663
SOFR + 0.35%, 0.40%, 12/8/2023 (a)	8,414,000	8,401,042
SOFR + 0.62%, 0.67%, 9/15/2026 (a)	4,515,000	4,506,873
SOFR + 0.68%, 0.73%, 3/10/2023 (a)	12,935,000	12,994,630
Series MTN, 3 Month USD LIBOR + 0.57%, 0.79%, 3/26/2022 (a)	800,000	800,720
Series MTN, 3 Month USD LIBOR + 0.63%, 0.83%, 9/11/2022 (a)	1,315,000	1,319,103
Bank of New York Mellon Corp Series J, SOFR + 0.20%, 0.25%, 10/25/2024 (a)	3,000,000	2,987,970
Bank of New York Mellon Corp.:
SOFR + 0.26%, 0.31%, 4/26/2024 (a) (b)	4,379,000	4,378,080
Series MTN, 3 Month USD LIBOR + 1.05%, 1.18%, 10/30/2023 (a)	5,447,000	5,485,401
Bank of Nova Scotia:
3 Month USD LIBOR + 0.64%, 0.83%, 3/7/2022 (a)	7,664,000	7,671,204
SOFR + 0.26%, 0.31%, 9/15/2023 (a) (b)	6,000,000	5,989,080
SOFR + 0.28%, 0.33%, 6/23/2023 (a)	11,775,000	11,767,346
SOFR + 0.55%, 0.59%, 3/2/2026 (a)	2,764,000	2,758,665
SOFR + 0.55%, 0.60%, 9/15/2023 (a)	8,193,000	8,216,268
SOFR + 0.61%, 0.66%, 9/15/2026 (a)	3,500,000	3,492,370
Series BKNT, 3 Month USD LIBOR + 0.62%, 0.83%, 9/19/2022 (a)	2,275,000	2,282,417
Series FRN, SOFR + 0.45%, 0.49%, 4/15/2024 (a)	6,187,000	6,189,289
Banque Federative du Credit Mutuel SA:
3 Month USD LIBOR + 0.73%, 0.86%, 7/20/2022 (a) (c)	3,010,000	3,018,970
SOFR + 0.41%, 0.46%, 2/4/2025 (a) (c)	9,395,000	9,371,137
Barclays PLC:
3 Month USD LIBOR + 1.38%, 1.54%, 5/16/2024 (a)	10,141,000	10,265,430

See accompanying notes to financial statements.
15

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.43%, 1.59%, 2/15/2023 (a)	$ 6,454,000	$ 6,462,197
3 Month USD LIBOR + 1.63%, 1.75%, 1/10/2023 (a)	9,201,000	9,203,484
BNG Bank NV Series 144A, 3 Month USD LIBOR + 0.07%, 0.27%, 3/11/2022 (a) (c)	11,200,000	11,202,128
BPCE SA:
3 Month USD LIBOR + 1.22%, 1.38%, 5/22/2022 (a) (c)	7,510,000	7,538,613
Series MTN, 3 Month USD LIBOR + 0.88%, 1.05%, 5/31/2022 (a)	9,625,000	9,649,832
Canadian Imperial Bank of Commerce:
3 Month USD LIBOR + 0.72%, 0.93%, 6/16/2022 (a)	3,855,000	3,865,948
SOFR + 0.34%, 0.39%, 6/22/2023 (a)	4,080,000	4,076,410
SOFR + 0.40%, 0.45%, 12/14/2023 (a)	6,116,000	6,109,945
SOFR + 0.42%, 0.47%, 10/18/2024 (a)	6,110,000	6,095,275
SOFR + 0.80%, 0.85%, 3/17/2023 (a)	12,616,000	12,677,188
Series BKNT, 3 Month USD LIBOR + 0.66%, 0.86%, 9/13/2023 (a)	760,000	765,404
Capital One NA Series BKNT, 3 Month USD LIBOR + 1.15%, 1.28%, 1/30/2023 (a)	1,750,000	1,750,788
Citigroup, Inc.:
3 Month USD LIBOR + 0.69%, 0.82%, 10/27/2022 (a)	2,500,000	2,508,200
3 Month USD LIBOR + 1.02%, 1.19%, 6/1/2024 (a)	1,946,000	1,963,008
3 Month USD LIBOR + 1.10%, 1.26%, 5/17/2024 (a)	8,372,000	8,460,157
SOFR + 0.67%, 0.72%, 5/1/2025 (a) (b)	14,743,000	14,798,729
SOFR + 0.77%, 0.82%, 6/9/2027 (a)	2,500,000	2,503,875
3 Month USD LIBOR + 0.96%, 1.08%, 4/25/2022 (a)	20,464,000	20,497,561
3 Month USD LIBOR + 0.95%, 1.07%, 7/24/2023 (a)	6,734,000	6,757,165
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.43%, 1.60%, 9/1/2023 (a)	$ 14,397,000	$ 14,502,818
Citizens Bank NA/Providence Series BKNT, 3 Month USD LIBOR + 0.72%, 0.88%, 2/14/2022 (a)	1,917,000	1,917,422
Commonwealth Bank of Australia:
3 Month USD LIBOR + 0.68%, 0.89%, 9/18/2022 (a) (c)	3,220,000	3,232,558
3 Month USD LIBOR + 0.70%, 0.90%, 3/10/2022 (a) (c)	3,170,000	3,173,519
3 Month USD LIBOR + 0.70%, 0.91%, 3/16/2023 (a) (c)	560,000	563,730
SOFR + 0.40%, 0.45%, 7/7/2025 (a) (c)	22,500,000	22,489,425
SOFR + 0.52%, 0.57%, 6/15/2026 (a) (c)	5,050,000	5,061,615
Cooperatieve Rabobank UA:
3 Month USD LIBOR + 0.48%, 0.60%, 1/10/2023 (a)	2,984,000	2,992,206
3 Month USD LIBOR + 0.83%, 0.95%, 1/10/2022 (a)	2,205,000	2,205,265
SOFR + 0.33%, 0.35%, 1/12/2024 (a)	7,624,000	7,620,722
Credit Agricole SA:
3 Month USD LIBOR + 1.02%, 1.14%, 4/24/2023 (a) (c)	3,571,000	3,605,389
3 Month USD LIBOR + 1.43%, 1.55%, 1/10/2022 (a) (c)	2,817,000	2,817,592
Credit Suisse AG:
SOFR + 0.39%, 0.44%, 2/2/2024 (a)	16,675,000	16,642,984
Series FRN, SOFR + 0.38%, 0.43%, 8/9/2023 (a)	5,300,000	5,298,251
Credit Suisse Group AG:
3 Month USD LIBOR + 1.20%, 1.40%, 12/14/2023 (a) (c)	985,000	992,575
3 Month USD LIBOR + 1.24%, 1.44%, 6/12/2024 (a) (c)	1,755,000	1,774,972
DBS Group Holdings, Ltd.:
3 Month USD LIBOR + 0.62%, 0.74%, 7/25/2022 (a) (b) (c)	2,964,000	2,970,373
SOFR + 0.30%, 0.35%, 11/22/2024 (a) (c)	5,000,000	4,996,350

See accompanying notes to financial statements.
16

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Deutsche Bank AG:
3 Month USD LIBOR + 1.19%, 1.35%, 11/16/2022 (a)	$ 3,641,000	$ 3,661,208
3 Month USD LIBOR + 1.23%, 1.41%, 2/27/2023 (a)	2,661,000	2,678,749
Series E, SOFR + 0.50%, 0.55%, 11/8/2023 (a)	7,050,000	7,043,655
DNB Bank ASA 3 Month USD LIBOR + 0.62%, 0.79%, 12/2/2022 (a) (c)	5,400,000	5,423,490
Federation des Caisses Desjardins du Quebec SOFR + 0.43%, 0.48%, 5/21/2024 (a) (c)	4,308,000	4,311,791
Fifth Third Bank NA Series MTN, 3 Month USD LIBOR + 0.64%, 0.77%, 2/1/2022 (a)	1,625,000	1,625,000
Goldman Sachs Group Inc SOFR + 0.62%, 0.67%, 12/6/2023 (a)	11,000,000	11,000,770
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 0.75%, 0.91%, 2/23/2023 (a)	19,733,000	19,809,367
3 Month USD LIBOR + 1.00%, 1.12%, 7/24/2023 (a)	3,431,000	3,442,151
3 Month USD LIBOR + 1.05%, 1.23%, 6/5/2023 (a)	6,794,000	6,813,295
SOFR + 0.43%, 0.48%, 3/8/2023 (a)	14,851,000	14,853,525
SOFR + 0.50%, 0.54%, 10/21/2024 (a)	5,950,000	5,929,651
SOFR + 0.50%, 0.55%, 9/10/2024 (a)	5,500,000	5,489,055
SOFR + 0.58%, 0.63%, 3/8/2024 (a)	6,340,000	6,332,202
Series FRN, SOFR + 0.41%, 0.46%, 1/27/2023 (a)	10,939,000	10,939,547
Series FRN, SOFR + 0.54%, 0.59%, 11/17/2023 (a)	3,991,000	3,988,526
Series MTN, 3 Month USD LIBOR + 1.60%, 1.78%, 11/29/2023 (a)	10,517,000	10,738,909
HSBC Holdings PLC:
3 Month USD LIBOR + 1.00%, 1.16%, 5/18/2024 (a)	19,134,000	19,305,441
3 Month USD LIBOR + 1.23%, 1.43%, 3/11/2025 (a)	4,306,000	4,371,537
Security Description	Principal Amount	Value
SOFR + 0.60%, 0.63%, 11/22/2024 (a)	$ 12,151,000	$ 12,150,635
ING Groep NV:
3 Month USD LIBOR + 1.00%, 1.21%, 10/2/2023 (a) (b)	3,500,000	3,543,610
3 Month USD LIBOR + 1.15%, 1.37%, 3/29/2022 (a)	8,589,000	8,608,497
JPMorgan Chase & Co.:
3 Month USD LIBOR + 0.73%, 0.85%, 4/23/2024 (a)	1,700,000	1,708,959
3 Month USD LIBOR + 0.89%, 1.01%, 7/23/2024 (a)	6,925,000	6,983,655
3 Month USD LIBOR + 0.90%, 1.02%, 4/25/2023 (a)	10,368,000	10,387,181
3 Month USD LIBOR + 1.00%, 1.12%, 1/15/2023 (a)	3,052,000	3,075,500
3 Month USD LIBOR + 1.23%, 1.35%, 10/24/2023 (a)	16,130,000	16,245,329
SOFR + 0.54%, 0.58%, 6/1/2025 (a)	7,660,000	7,661,609
SOFR + 0.58%, 0.63%, 3/16/2024 (a)	6,818,000	6,830,681
SOFR + 0.60%, 0.65%, 12/10/2025 (a)	7,000,000	7,003,990
SOFR + 0.77%, 0.81%, 9/22/2027 (a)	3,000,000	3,010,800
Series FRN, SOFR + 0.58%, 0.63%, 6/23/2025 (a)	7,500,000	7,496,775
Series GMTN, 3 Month USD LIBOR + 0.85%, 0.97%, 1/10/2025 (a)	674,000	678,812
KEB Hana Bank 3 Month USD LIBOR + 0.70%, 0.91%, 10/2/2022 (a) (c)	2,840,000	2,847,753
KeyBank NA:
SOFR + 0.32%, 0.37%, 6/14/2024 (a)	1,000,000	996,590
SOFR + 0.34%, 0.39%, 1/3/2024 (a)	1,000,000	999,700
Series BKNT, 3 Month USD LIBOR + 0.66%, 0.79%, 2/1/2022 (a)	1,000,000	1,000,430
Macquarie Group, Ltd.:
SOFR + 0.71%, 0.76%, 10/14/2025 (a) (c)	13,000,000	13,011,050
SOFR + 0.92%, 0.97%, 9/23/2027 (a) (c)	8,000,000	8,007,360

See accompanying notes to financial statements.
17

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Mitsubishi UFJ Financial Group, Inc.:
3 Month USD LIBOR + 0.70%, 0.89%, 3/7/2022 (a)	$ 1,738,000	$ 1,739,616
3 Month USD LIBOR + 0.74%, 0.91%, 3/2/2023 (a)	6,351,000	6,381,421
3 Month USD LIBOR + 0.79%, 0.91%, 7/25/2022 (a)	11,809,000	11,849,151
3 Month USD LIBOR + 0.86%, 0.98%, 7/26/2023 (a)	13,519,000	13,637,156
3 Month USD LIBOR + 0.92%, 1.08%, 2/22/2022 (a)	4,650,000	4,655,068
Mizuho Financial Group, Inc.:
3 Month USD LIBOR + 0.61%, 0.80%, 9/8/2024 (a)	1,770,000	1,774,142
3 Month USD LIBOR + 0.63%, 0.81%, 5/25/2024 (a)	8,381,000	8,415,362
3 Month USD LIBOR + 0.79%, 0.97%, 3/5/2023 (a)	10,944,000	11,007,147
3 Month USD LIBOR + 0.84%, 0.96%, 7/16/2023 (a)	2,390,000	2,396,477
3 Month USD LIBOR + 0.85%, 1.05%, 9/13/2023 (a)	2,875,000	2,885,005
3 Month USD LIBOR + 0.88%, 1.08%, 9/11/2022 (a) (b)	14,182,000	14,244,826
3 Month USD LIBOR + 0.94%, 1.12%, 2/28/2022 (a)	12,874,000	12,889,835
3 Month USD LIBOR + 1.00%, 1.20%, 9/11/2024 (a)	2,511,000	2,534,880
Series ., 3 Month USD LIBOR + 0.99%, 1.11%, 7/10/2024 (a)	2,850,000	2,874,054
Morgan Stanley:
Series GMTN, 3 Month USD LIBOR + 1.22%, 1.36%, 5/8/2024 (a)	9,109,000	9,216,668
Series GMTN, SOFR + 0.70%, 0.75%, 1/20/2023 (a)	29,730,000	29,734,162
Series MTN, 3 Month USD LIBOR + 1.40%, 1.52%, 10/24/2023 (a)	18,870,000	19,033,603
MUFG Union Bank NA:
SOFR + 0.71%, 0.76%, 12/9/2022 (a)	2,150,000	2,162,793
Security Description	Principal Amount	Value
Series BKNT, 3 Month USD LIBOR + 0.60%, 0.79%, 3/7/2022 (a)	$ 3,713,000	$ 3,714,634
National Australia Bank, Ltd.:
3 Month USD LIBOR + 0.41%, 0.61%, 12/13/2022 (a) (c)	11,350,000	11,380,531
3 Month USD LIBOR + 0.60%, 0.72%, 4/12/2023 (a) (c)	955,000	960,262
3 Month USD LIBOR + 0.72%, 0.88%, 5/22/2022 (a) (c)	4,335,000	4,345,447
3 Month USD LIBOR + 0.89%, 1.01%, 1/10/2022 (a) (c)	3,505,000	3,505,491
National Bank of Canada:
SOFR + 0.30%, 0.35%, 5/16/2023 (a)	1,790,000	1,787,279
SOFR + 0.49%, 0.54%, 8/6/2024 (a)	4,750,000	4,747,910
NatWest Markets PLC:
SOFR + 0.53%, 0.58%, 8/12/2024 (a) (b) (c)	1,240,000	1,241,897
SOFR + 0.76%, 0.81%, 9/29/2026 (a) (c)	5,000,000	4,997,000
SOFR + 1.66%, 1.71%, 9/29/2022 (a) (c)	1,500,000	1,513,050
PNC Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.33%, 0.49%, 2/24/2023 (a)	7,900,000	7,901,975
Series BKNT, 3 Month USD LIBOR + 0.50%, 0.63%, 7/27/2022 (a)	4,190,000	4,197,626
Royal Bank of Canada:
SOFR + 0.30%, 0.35%, 1/19/2024 (a)	8,999,000	8,988,651
SOFR + 0.34%, 0.39%, 10/7/2024 (a) (b)	5,000,000	4,991,650
SOFR + 0.36%, 0.41%, 7/29/2024 (a)	6,000,000	5,994,360
SOFR + 0.45%, 0.50%, 10/26/2023 (a)	13,789,000	13,829,126
SOFR + 0.53%, 0.57%, 1/20/2026 (a)	870,000	868,695
SOFR + 0.57%, 0.62%, 4/27/2026 (a)	4,364,000	4,357,236
SOFR + 0.59%, 0.64%, 11/2/2026 (a)	3,600,000	3,590,856
Series GMTN, 3 Month USD LIBOR + 0.36%, 0.48%, 1/17/2023 (a)	2,666,000	2,669,919
Series GMTN, 3 Month USD LIBOR + 0.47%, 0.60%, 4/29/2022 (a)	2,359,000	2,361,383

See accompanying notes to financial statements.
18

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 0.73%, 0.86%, 2/1/2022 (a)	$ 2,925,000	$ 2,926,580
Series GMTN, SOFR + 0.40%, 0.45%, 8/5/2022 (a)	3,647,000	3,652,288
Royal Bank of Scotland Group PLC:
3 Month USD LIBOR + 1.47%, 1.63%, 5/15/2023 (a)	14,745,000	14,805,749
3 Month USD LIBOR + 1.55%, 1.77%, 6/25/2024 (a)	4,723,000	4,801,166
Skandinaviska Enskilda Banken AB:
3 Month USD LIBOR + 0.32%, 0.49%, 9/1/2023 (a) (c)	2,186,000	2,189,104
3 Month USD LIBOR + 0.65%, 0.85%, 12/12/2022 (a) (c)	4,495,000	4,515,362
Standard Chartered PLC:
3 Month USD LIBOR + 1.15%, 1.28%, 1/20/2023 (a) (c)	6,361,000	6,363,544
SOFR + 0.93%, 0.98%, 11/23/2025 (a) (c)	4,495,000	4,500,124
SOFR + 1.25%, 1.30%, 10/14/2023 (a) (b) (c)	3,500,000	3,517,675
Sumitomo Mitsui Financial Group, Inc.:
3 Month USD LIBOR + 0.74%, 0.86%, 10/18/2022 (a)	5,371,000	5,392,538
3 Month USD LIBOR + 0.74%, 0.86%, 1/17/2023 (a)	5,127,000	5,152,327
3 Month USD LIBOR + 0.78%, 0.90%, 7/12/2022 (a) (b)	4,005,000	4,016,775
3 Month USD LIBOR + 0.80%, 0.92%, 10/16/2023 (a)	3,493,000	3,522,236
3 Month USD LIBOR + 0.86%, 0.98%, 7/19/2023 (a)	3,414,000	3,443,326
Sumitomo Mitsui Trust Bank, Ltd. SOFR + 0.44%, 0.49%, 9/16/2024 (a) (c)	7,000,000	6,993,420
Swedbank AB 3 Month USD LIBOR + 0.70%, 0.90%, 3/14/2022 (a) (c)	3,625,000	3,630,256
Toronto-Dominion Bank:
SOFR + 0.22%, 0.27%, 6/2/2023 (a)	4,500,000	4,494,105
Security Description	Principal Amount	Value
SOFR + 0.24%, 0.29%, 1/6/2023 (a)	$ 6,984,000	$ 6,982,952
SOFR + 0.35%, 0.40%, 9/10/2024 (a)	7,996,000	7,981,047
SOFR + 0.36%, 0.40%, 3/4/2024 (a)	4,993,000	4,990,254
SOFR + 0.45%, 0.50%, 9/28/2023 (a)	6,640,000	6,653,280
SOFR + 0.59%, 0.64%, 9/10/2026 (a)	5,000,000	4,996,050
Series GMTN, 3 Month USD LIBOR + 0.64%, 0.76%, 7/19/2023 (a)	744,000	749,193
Series MTN, 3 Month USD LIBOR + 0.53%, 0.70%, 12/1/2022 (a)	1,368,000	1,373,075
Series MTN, SOFR + 0.48%, 0.53%, 1/27/2023 (a)	8,525,000	8,546,312
Truist Bank:
SOFR + 0.20%, 0.25%, 1/17/2024 (a)	10,346,000	10,315,997
SOFR + 0.73%, 0.78%, 3/9/2023 (a)	150,000	150,762
Series BKNT, 3 Month USD LIBOR + 0.59%, 0.75%, 5/17/2022 (a) (b)	1,842,000	1,844,837
Truist Financial Corp.:
SOFR + 0.40%, 0.45%, 6/9/2025 (a)	11,482,000	11,457,199
Series MTN, 3 Month USD LIBOR + 0.65%, 0.86%, 4/1/2022 (a)	7,048,000	7,054,132
UBS AG:
SOFR + 0.32%, 0.37%, 6/1/2023 (a) (b) (c)	14,443,000	14,435,923
SOFR + 0.36%, 0.41%, 2/9/2024 (a) (c)	13,345,000	13,325,383
SOFR + 0.45%, 0.50%, 8/9/2024 (a) (c)	10,950,000	10,955,146
UBS Group AG:
3 Month USD LIBOR + 1.22%, 1.38%, 5/23/2023 (a) (c)	8,582,000	8,613,925
3 Month USD LIBOR + 1.53%, 1.66%, 2/1/2022 (a) (c)	2,615,000	2,617,720
UniCredit SpA 3 Month USD LIBOR + 3.90%, 4.03%, 1/14/2022 (a) (c)	5,122,000	5,127,173
US Bank NA:
3 Month USD LIBOR + 0.40%, 0.60%, 12/9/2022 (a)	6,607,000	6,622,196
Series BKNT, 3 Month USD LIBOR + 0.44%, 0.60%, 5/23/2022 (a)	4,650,000	4,654,232

See accompanying notes to financial statements.
19

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Wells Fargo & Co.:
3 Month USD LIBOR + 1.11%, 1.23%, 1/24/2023 (a)	$ 7,348,000	$ 7,352,041
3 Month USD LIBOR + 1.23%, 1.36%, 10/31/2023 (a)	13,611,000	13,714,035
Westpac Banking Corp.:
3 Month USD LIBOR + 0.39%, 0.51%, 1/13/2023 (a)	7,205,000	7,221,932
3 Month USD LIBOR + 0.57%, 0.69%, 1/11/2023 (a)	3,259,000	3,272,818
3 Month USD LIBOR + 0.71%, 0.93%, 6/28/2022 (a) (b)	3,759,000	3,772,420
3 Month USD LIBOR + 0.72%, 0.88%, 5/15/2023 (a)	2,932,000	2,953,345
3 Month USD LIBOR + 0.77%, 0.95%, 2/26/2024 (a)	225,000	227,441
3 Month USD LIBOR + 0.85%, 0.97%, 1/11/2022 (a) (b)	4,489,000	4,489,763
SOFR + 0.30%, 0.35%, 11/18/2024 (a)	8,447,000	8,433,738
SOFR + 0.52%, 0.57%, 6/3/2026 (a)	8,199,000	8,213,922
		1,261,800,712
BEVERAGES — 0.1%
PepsiCo, Inc. 3 Month USD LIBOR + 0.37%, 0.50%, 5/2/2022 (a)	2,439,000	2,441,244
CHEMICALS — 0.1%
DuPont de Nemours, Inc. 3 Month USD LIBOR + 1.11%, 1.27%, 11/15/2023 (a)	3,004,000	3,044,434
COMPUTERS — 0.6%
Apple, Inc.:
3 Month USD LIBOR + 0.35%, 0.50%, 5/11/2022 (a)	6,491,000	6,497,037
3 Month USD LIBOR + 0.50%, 0.64%, 2/9/2022 (a) (b)	8,208,000	8,211,693
		14,708,730
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust SOFR + 0.68%, 0.73%, 9/29/2023 (a) (b)	$ 5,385,000	$ 5,381,123
AIG Global Funding SOFR + 0.38%, 0.43%, 12/15/2023 (a) (c)	2,000,000	1,996,220
Air Lease Corp. 3 Month USD LIBOR + 0.35%, 0.55%, 12/15/2022 (a)	3,455,000	3,454,447
American Express Co.:
3 Month USD LIBOR + 0.61%, 0.74%, 8/1/2022 (a)	3,330,000	3,336,127
3 Month USD LIBOR + 0.62%, 0.78%, 5/20/2022 (a)	11,694,000	11,708,384
3 Month USD LIBOR + 0.65%, 0.83%, 2/27/2023 (a)	1,309,000	1,314,681
3 Month USD LIBOR + 0.75%, 0.89%, 8/3/2023 (a)	3,005,000	3,025,735
SOFR + 0.23%, 0.28%, 11/3/2023 (a)	5,500,000	5,493,070
SOFR + 0.65%, 0.70%, 11/4/2026 (a)	4,500,000	4,505,895
American Express Credit Corp. Series MTN, 3 Month USD LIBOR + 0.70%, 0.87%, 3/3/2022 (a)	1,484,000	1,484,638
BOC Aviation, Ltd. 3 Month USD LIBOR + 1.13%, 1.34%, 9/26/2023 (a) (c)	2,000,000	2,004,580
Capital One Financial Corp.:
3 Month USD LIBOR + 0.72%, 0.85%, 1/30/2023 (a)	2,320,000	2,324,988
3 Month USD LIBOR + 0.95%, 1.15%, 3/9/2022 (a)	3,507,000	3,509,455
SOFR + 0.69%, 0.74%, 12/6/2024 (a)	5,000,000	4,998,100
Charles Schwab Corp.:
SOFR + 0.50%, 0.55%, 3/18/2024 (a)	11,559,000	11,596,682
SOFR + 0.52%, 0.57%, 5/13/2026 (a)	3,817,000	3,822,649
		69,956,774

See accompanying notes to financial statements.
20

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
ELECTRIC — 4.0%
American Electric Power Co., Inc. Series A, 3 Month USD LIBOR + 0.48%, 0.61%, 11/1/2023 (a)	$ 5,369,000	$ 5,370,557
CenterPoint Energy, Inc. SOFR + 0.65%, 0.70%, 5/13/2024 (a)	8,400,000	8,399,748
Cleco Power LLC 3 Month USD LIBOR + 0.50%, 0.70%, 6/15/2023 (a) (c)	3,000	2,998
Dominion Energy, Inc. Series D, 3 Month USD LIBOR + 0.53%, 0.73%, 9/15/2023 (a)	6,814,000	6,814,136
Duke Energy Corp.:
3 Month USD LIBOR + 0.65%, 0.85%, 3/11/2022 (a)	4,681,000	4,684,464
SOFR + 0.25%, 0.30%, 6/10/2023 (a)	3,100,000	3,095,784
Eversource Energy Series T, SOFR + 0.25%, 0.30%, 8/15/2023 (a)	3,005,000	3,000,943
Florida Power & Light Co. SOFR + 0.25%, 0.30%, 5/10/2023 (a)	8,701,000	8,680,901
National Rural Utilities Cooperative Finance Corp. Series D, SOFR + 0.33%, 0.38%, 10/18/2024 (a)	2,820,000	2,812,640
NextEra Energy Capital Holdings, Inc.:
3 Month USD LIBOR + 0.27%, 0.43%, 2/22/2023 (a)	14,781,000	14,753,360
3 Month USD LIBOR + 0.72%, 0.90%, 2/25/2022 (a)	3,994,000	3,997,275
SOFR + 0.40%, 0.45%, 11/3/2023 (a)	7,500,000	7,490,625
SOFR + 0.54%, 0.59%, 3/1/2023 (a)	5,662,000	5,667,322
Pacific Gas & Electric Co. 3 Month USD LIBOR + 1.48%, 1.69%, 6/16/2022 (a)	4,033,000	4,034,008
PPL Electric Utilities Corp. SOFR + 0.33%, 0.38%, 6/24/2024 (a)	6,000,000	5,983,080
Southern California Edison Co.:
SOFR + 0.64%, 0.69%, 4/3/2023 (a) (b)	2,858,000	2,858,943
SOFR + 0.83%, 0.88%, 4/1/2024 (a)	4,390,000	4,386,005
Security Description	Principal Amount	Value
Southern Co. Series 2021, SOFR + 0.37%, 0.42%, 5/10/2023 (a)	$ 5,000,000	$ 4,993,650
		97,026,439
ELECTRONICS — 0.2%
Honeywell International, Inc. 3 Month USD LIBOR + 0.37%, 0.51%, 8/8/2022 (a)	4,471,000	4,477,259
FOOD — 0.1%
General Mills, Inc. 3 Month USD LIBOR + 1.01%, 1.13%, 10/17/2023 (a)	2,844,000	2,879,778
GAS — 0.6%
Atmos Energy Corp. 3 Month USD LIBOR + 0.38%, 0.58%, 3/9/2023 (a)	1,995,000	1,995,100
CenterPoint Energy Resources Corp. 3 Month USD LIBOR + 0.50%, 0.67%, 3/2/2023 (a)	5,858,000	5,847,338
ONE Gas, Inc. 3 Month USD LIBOR + 0.61%, 0.81%, 3/11/2023 (a) (b)	2,719,000	2,721,909
Southern California Gas Co. 3 Month USD LIBOR + 0.35%, 0.55%, 9/14/2023 (a)	899,000	898,398
Spire Missouri, Inc. SOFR + 0.50%, 0.55%, 12/2/2024 (a)	3,000,000	2,999,910
		14,462,655
HEALTH CARE PRODUCTS — 0.7%
Baxter International, Inc.:
SOFR + 0.26%, 0.31%, 12/1/2023 (a) (c)	5,000,000	4,995,750
SOFR + 0.44%, 0.49%, 11/29/2024 (a) (c)	5,000,000	4,991,200
Thermo Fisher Scientific, Inc.:
SOFR + 0.40%, 0.44%, 10/18/2023 (a)	5,000,000	5,006,750
SOFR + 0.53%, 0.58%, 10/18/2024 (a)	2,730,000	2,732,157
		17,725,857
HEALTH CARE SERVICES — 0.1%
Roche Holdings, Inc. SOFR + 0.24%, 0.29%, 3/5/2024 (a) (b) (c)	2,915,000	2,914,009

See accompanying notes to financial statements.
21

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS & WARES — 0.2%
Reckitt Benckiser Treasury Services PLC 3 Month USD LIBOR + 0.56%, 0.78%, 6/24/2022 (a) (c)	$ 5,719,000	$ 5,726,778
INSURANCE — 5.6%
Athene Global Funding:
3 Month USD LIBOR + 1.23%, 1.44%, 7/1/2022 (a) (c)	3,274,000	3,290,075
SOFR + 0.56%, 0.61%, 8/19/2024 (a) (c)	3,000,000	2,991,450
SOFR + 0.70%, 0.75%, 5/24/2024 (a) (c)	15,873,000	15,898,397
Brighthouse Financial Global Funding SOFR + 0.76%, 0.81%, 4/12/2024 (a) (c)	5,000,000	5,021,500
Equitable Financial Life Global Funding SOFR + 0.39%, 0.44%, 4/6/2023 (a) (c)	5,261,000	5,264,051
GA Global Funding Trust SOFR + 0.50%, 0.55%, 9/13/2024 (a) (c)	5,000,000	4,987,300
Jackson National Life Global Funding:
3 Month USD LIBOR + 0.73%, 0.95%, 6/27/2022 (a) (c)	3,202,000	3,210,741
SOFR + 0.60%, 0.65%, 1/6/2023 (a) (c)	6,338,000	6,352,070
MassMutual Global Funding II:
3 Month USD LIBOR + 0.15%, 0.27%, 1/7/2022 (a) (b) (c)	3,700,000	3,700,037
SOFR + 0.27%, 0.32%, 10/21/2024 (a) (c)	4,000,000	3,990,360
SOFR + 0.36%, 0.41%, 4/12/2024 (a) (c)	8,500,000	8,514,620
MET Tower Global Funding SOFR + 0.55%, 0.60%, 1/17/2023 (a) (c)	4,729,000	4,743,802
Metropolitan Life Global Funding I:
SOFR + 0.30%, 0.35%, 9/27/2024 (a) (c)	4,620,000	4,605,216
SOFR + 0.32%, 0.37%, 1/7/2024 (a) (b) (c)	8,950,000	8,940,066
SOFR + 0.57%, 0.62%, 1/13/2023 (a) (c)	6,270,000	6,292,760
New York Life Global Funding:
3 Month USD LIBOR + 0.28%, 0.40%, 1/10/2023 (a) (c)	3,365,000	3,368,264
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.28%, 0.41%, 1/21/2022 (a) (c)	$ 6,820,000	$ 6,820,682
3 Month USD LIBOR + 0.44%, 0.56%, 7/12/2022 (a) (c)	2,516,000	2,519,950
3 Month USD LIBOR + 0.52%, 0.72%, 6/10/2022 (a) (c)	2,150,000	2,154,021
SOFR + 0.22%, 0.27%, 2/2/2023 (a) (c)	8,800,000	8,801,584
SOFR + 0.31%, 0.36%, 4/26/2024 (a) (c)	5,500,000	5,500,495
SOFR + 0.36%, 0.41%, 10/21/2023 (a) (c)	2,850,000	2,856,840
SOFR + 0.48%, 0.53%, 6/9/2026 (a) (c)	2,800,000	2,803,108
Northwestern Mutual Global Funding SOFR + 0.33%, 0.38%, 3/25/2024 (a) (c)	2,632,000	2,632,447
Pacific Life Global Funding II SOFR + 0.62%, 0.67%, 6/4/2026 (a) (c)	5,750,000	5,780,590
Principal Life Global Funding II:
SOFR + 0.38%, 0.43%, 8/23/2024 (a) (c)	4,000,000	3,990,640
SOFR + 0.45%, 0.50%, 4/12/2024 (a) (c)	2,799,000	2,799,980
		137,831,046
INTERNET — 0.4%
eBay, Inc. 3 Month USD LIBOR + 0.87%, 1.00%, 1/30/2023 (a)	2,684,000	2,701,338
Tencent Holdings, Ltd.:
3 Month USD LIBOR + 0.61%, 0.73%, 1/19/2023 (a) (c)	2,300,000	2,298,459
3 Month USD LIBOR + 0.91%, 1.03%, 4/11/2024 (a) (c)	1,500,000	1,505,640
Class REGs, 3 Month USD LIBOR + 0.91%, 1.03%, 4/11/2024 (a)	2,175,000	2,183,178
Class REGS, 3 Month USD LIBOR + 0.61%, 0.73%, 1/19/2023 (a)	1,690,000	1,688,868
		10,377,483
LODGING — 0.2%
Hyatt Hotels Corp. SOFR + 1.05%, 1.10%, 10/1/2023 (a)	4,000,000	4,007,880

See accompanying notes to financial statements.
22

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.9%
Caterpillar Financial Services Corp.:
SOFR + 0.15%, 0.20%, 11/17/2022 (a)	$ 7,997,000	$ 7,991,802
SOFR + 0.25%, 0.29%, 5/17/2024 (a)	5,422,000	5,418,530
SOFR + 0.27%, 0.32%, 9/13/2024 (a)	7,000,000	6,999,790
Series MTN, 3 Month USD LIBOR + 0.74%, 0.89%, 5/13/2022 (a)	1,735,000	1,738,747
		22,148,869
MACHINERY-DIVERSIFIED — 1.0%
John Deere Capital Corp.:
SOFR + 0.12%, 0.17%, 7/10/2023 (a)	6,000,000	5,993,280
SOFR + 0.20%, 0.25%, 10/11/2024 (a)	8,000,000	7,974,560
Series GMTN, 3 Month USD LIBOR + 0.55%, 0.74%, 6/7/2023 (a)	1,907,000	1,917,393
Series MTN, 3 Month USD LIBOR + 0.48%, 0.67%, 9/8/2022 (a)	2,976,000	2,983,321
Series MTN, 3 Month USD LIBOR + 0.49%, 0.69%, 6/13/2022 (a)	1,938,000	1,941,140
Otis Worldwide Corp. 3 Month USD LIBOR + 0.45%, 0.58%, 4/5/2023 (a)	3,383,000	3,383,034
		24,192,728
MEDIA — 0.8%
Charter Communications Operating LLC 3 Month USD LIBOR + 1.65%, 1.78%, 2/1/2024 (a)	6,998,000	7,143,488
Comcast Corp. 3 Month USD LIBOR + 0.63%, 0.75%, 4/15/2024 (a)	3,861,000	3,896,135
TWDC Enterprises 18 Corp. Series MTN, 3 Month USD LIBOR + 0.39%, 0.57%, 3/4/2022 (a)	5,576,000	5,578,788
Walt Disney Co. 3 Month USD LIBOR + 0.39%, 0.56%, 9/1/2022 (a)	3,226,000	3,231,452
		19,849,863
Security Description	Principal Amount	Value
MISCELLANEOUS MANUFACTURER — 0.4%
3M Co. Series MTN, 3 Month USD LIBOR + 0.30%, 0.46%, 2/14/2024 (a)	$ 2,092,000	$ 2,094,510
General Electric Co. 3 Month USD LIBOR + 0.38%, 0.52%, 5/5/2026 (a)	1,408,000	1,376,531
Siemens Financieringsmaatschappij NV:
3 Month USD LIBOR + 0.61%, 0.82%, 3/16/2022 (a) (c)	4,482,000	4,486,079
SOFR + 0.43%, 0.48%, 3/11/2024 (a) (c)	2,500,000	2,504,975
		10,462,095
OIL & GAS — 1.3%
Chevron Corp.:
3 Month USD LIBOR + 0.48%, 0.65%, 3/3/2022 (a)	2,857,000	2,858,514
3 Month USD LIBOR + 0.90%, 1.05%, 5/11/2023 (a)	3,265,000	3,296,572
Series _, 3 Month USD LIBOR + 0.53%, 0.70%, 3/3/2022 (a)	2,626,000	2,627,733
Chevron USA, Inc.:
3 Month USD LIBOR + 0.11%, 0.26%, 8/12/2022 (a)	2,600,000	2,599,948
3 Month USD LIBOR + 0.20%, 0.35%, 8/11/2023 (a)	3,258,000	3,258,098
ConocoPhillips Co. 3 Month USD LIBOR + 0.90%, 1.06%, 5/15/2022 (a)	3,961,000	3,967,734
Exxon Mobil Corp.:
3 Month USD LIBOR + 0.33%, 0.49%, 8/16/2022 (a)	6,620,000	6,629,864
3 Month USD LIBOR + 0.37%, 0.55%, 3/6/2022 (a)	3,091,000	3,092,638
Shell International Finance B.V. 3 Month USD LIBOR + 0.40%, 0.56%, 11/13/2023 (a)	4,061,000	4,076,838
		32,407,939

See accompanying notes to financial statements.
23

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
PHARMACEUTICALS — 1.5%
AbbVie, Inc. 3 Month USD LIBOR + 0.65%, 0.81%, 11/21/2022 (a)	$ 5,352,000	$ 5,372,231
AstraZeneca PLC 3 Month USD LIBOR + 0.67%, 0.82%, 8/17/2023 (a)	3,414,000	3,437,966
Bayer US Finance II LLC 3 Month USD LIBOR + 1.01%, 1.21%, 12/15/2023 (a) (c)	8,739,000	8,790,647
Becton Dickinson & Co. 3 Month USD LIBOR + 1.03%, 1.21%, 6/6/2022 (a)	4,042,000	4,056,228
Bristol-Myers Squibb Co. 3 Month USD LIBOR + 0.38%, 0.54%, 5/16/2022 (a)	3,849,000	3,852,733
Cardinal Health, Inc. 3 Month USD LIBOR + 0.77%, 0.97%, 6/15/2022 (a)	2,184,000	2,185,791
Cigna Corp. 3 Month USD LIBOR + 0.89%, 1.01%, 7/15/2023 (a)	5,941,000	5,992,271
Pfizer, Inc. 3 Month USD LIBOR + 0.33%, 0.53%, 9/15/2023 (a)	2,054,000	2,058,704
		35,746,571
PIPELINES — 0.4%
Enbridge, Inc.:
3 Month USD LIBOR + 0.50%, 0.66%, 2/18/2022 (a)	5,619,000	5,620,686
SOFR + 0.40%, 0.45%, 2/17/2023 (a)	5,329,000	5,323,831
		10,944,517
REAL ESTATE INVESTMENT TRUSTS — 0.3%
Public Storage SOFR + 0.47%, 0.52%, 4/23/2024 (a)	6,708,000	6,699,213
RETAIL — 0.1%
Home Depot, Inc. 3 Month USD LIBOR + 0.31%, 0.48%, 3/1/2022 (a)	2,380,000	2,380,500
Security Description	Principal Amount	Value
SEMICONDUCTORS — 0.6%
Analog Devices, Inc. SOFR + 0.25%, 0.30%, 10/1/2024 (a)	$ 6,000,000	$ 5,998,440
Intel Corp. 3 Month USD LIBOR + 0.35%, 0.50%, 5/11/2022 (a) (b)	5,909,000	5,913,491
QUALCOMM, Inc. 3 Month USD LIBOR + 0.73%, 0.86%, 1/30/2023 (a)	3,412,000	3,431,824
		15,343,755
TELECOMMUNICATIONS — 2.7%
AT&T, Inc.:
3 Month USD LIBOR + 1.18%, 1.38%, 6/12/2024 (a)	12,156,000	12,311,475
SOFR + 0.64%, 0.69%, 3/25/2024 (a)	8,813,000	8,815,203
Rogers Communications, Inc. 3 Month USD LIBOR + 0.60%, 0.81%, 3/22/2022 (a)	5,681,000	5,686,624
Verizon Communications, Inc.:
3 Month USD LIBOR + 1.10%, 1.26%, 5/15/2025 (a)	10,330,000	10,522,345
SOFR + 0.50%, 0.55%, 3/22/2024 (a)	6,568,000	6,587,507
SOFR + 0.79%, 0.84%, 3/20/2026 (a)	8,395,000	8,474,669
3 Month USD LIBOR + 1.00%, 1.21%, 3/16/2022 (a)	10,603,000	10,621,131
Vodafone Group PLC 3 Month USD LIBOR + 0.99%, 1.11%, 1/16/2024 (a)	3,878,000	3,926,203
		66,945,157
TRANSPORTATION — 0.3%
United Parcel Service, Inc.:
3 Month USD LIBOR + 0.38%, 0.54%, 5/16/2022 (a)	2,803,000	2,805,439
3 Month USD LIBOR + 0.45%, 0.66%, 4/1/2023 (a)	4,338,000	4,350,623
		7,156,062
TOTAL CORPORATE BONDS & NOTES (Cost $2,067,918,051)		2,068,381,433

See accompanying notes to financial statements.
24

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 15.2%
Asian Development Bank:
SOFR + 1.00%, 1.05%, 6/16/2026 (a)	$ 7,000,000	$ 7,257,740
SOFR + 1.00%, 1.05%, 8/27/2026 (a)	9,000,000	9,339,750
Asian Infrastructure Investment Bank SOFR + 0.22%, 0.27%, 4/15/2026 (a) (c)	3,000,000	3,003,150
BNG Bank NV Series 144A, SOFR + 1.00%, 1.05%, 8/5/2026 (a) (c)	5,000,000	5,181,200
CPPIB Capital, Inc. Series 144A, SOFR + 1.25%, 1.30%, 3/11/2026 (a) (c)	6,000,000	6,252,120
European Bank for Reconstruction & Development:
SOFR + 0.19%, 0.24%, 4/14/2026 (a) (b)	6,000,000	6,003,120
SOFR + 0.26%, 0.31%, 8/19/2022 (a)	17,500,000	17,518,900
SOFR + 0.26%, 0.31%, 3/13/2023 (a)	7,000,000	7,012,320
SOFR + 0.28%, 0.33%, 10/15/2024 (a)	9,655,000	9,694,875
Series GMTN, 3 Month USD LIBOR + 0.01%, 0.16%, 5/11/2022 (a)	12,112,000	12,112,606
European Investment Bank:
3 Month USD LIBOR + 0.10%, 0.22%, 1/19/2023 (a) (c)	8,258,000	8,264,772
SOFR + 0.25%, 0.30%, 1/30/2023 (a) (c)	7,250,000	7,262,180
SOFR + 0.28%, 0.33%, 3/5/2024 (a) (c)	10,500,000	10,538,535
SOFR + 0.29%, 0.34%, 6/10/2022 (a) (c)	11,125,000	11,134,345
SOFR + 1.00%, 1.05%, 1/21/2026 (a) (c)	16,100,000	16,650,459
Export-Import Bank of Korea:
3 Month USD LIBOR + 0.53%, 0.74%, 6/25/2022 (a)	2,320,000	2,323,805
3 Month USD LIBOR + 0.78%, 0.95%, 6/1/2023 (a)	4,425,000	4,459,869
3 Month USD LIBOR + 0.93%, 1.06%, 11/1/2022 (a)	6,890,000	6,932,373
Series 5FRN, 3 Month USD LIBOR + 0.88%, 1.00%, 1/25/2022 (a)	4,900,000	4,902,303
Security Description	Principal Amount	Value
Inter-American Development Bank:
3 Month USD LIBOR + 0.03%, 0.23%, 3/15/2022 (a)	$ 7,900,000	$ 7,900,948
SOFR + 0.17%, 0.22%, 9/16/2026 (a)	5,000,000	5,002,750
SOFR + 0.20%, 0.25%, 2/10/2026 (a) (b)	13,600,000	13,619,720
SOFR + 0.25%, 0.30%, 2/4/2025 (a)	7,600,000	7,625,460
SOFR + 0.26%, 0.31%, 9/16/2022 (a)	13,200,000	13,216,764
Series GDIF, 3 Month USD LIBOR + 0.00%, 0.12%, 1/15/2022 (a) (b)	23,400,000	23,400,234
Series GMTN, 3 Month USD LIBOR + 0.07%, 0.19%, 7/15/2022 (a)	10,520,000	10,524,208
International Bank for Reconstruction & Development:
SOFR + 0.13%, 0.18%, 1/13/2023 (a)	23,650,000	23,658,750
SOFR + 0.31%, 0.36%, 9/18/2025 (a)	13,750,000	13,823,975
Series GDIF, SOFR + 0.30%, 0.35%, 8/6/2024 (a)	13,500,000	13,563,720
Series GDIF, SOFR + 0.39%, 0.44%, 6/17/2024 (a)	5,600,000	5,638,416
International Finance Corp.:
SOFR + 0.09%, 0.14%, 6/30/2023 (a)	9,500,000	9,495,345
SOFR + 0.09%, 0.14%, 4/3/2024 (a)	3,000,000	3,001,140
Series GMTN, 3 Month USD LIBOR + 0.07%, 0.27%, 12/15/2022 (a)	11,555,000	11,562,049
Kommunalbanken A/S:
Series 144A, SOFR + 0.16%, 0.21%, 10/27/2023 (a) (c)	5,000,000	5,002,300
Series 144A, SOFR + 1.00%, 1.05%, 6/17/2026 (a) (c)	7,000,000	7,241,640
Korea Development Bank:
3 Month USD LIBOR + 0.48%, 0.69%, 10/1/2022 (a)	3,440,000	3,447,224
3 Month USD LIBOR + 0.71%, 0.88%, 2/27/2022 (a)	4,505,000	4,509,054
3 Month USD LIBOR + 0.73%, 0.85%, 7/6/2022 (a)	1,495,000	1,499,186

See accompanying notes to financial statements.
25

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.25%, 0.30%, 3/9/2024 (a)	$ 4,800,000	$ 4,797,024
Series EMTN, 3 Month USD LIBOR + 0.35%, 0.51%, 2/18/2023 (a)	500,000	500,815
Kreditanstalt fuer Wiederaufbau SOFR + 1.00%, 1.05%, 2/12/2024 (a)	13,000,000	13,249,080
Landwirtschaftliche Rentenbank 3 Month USD LIBOR + 0.04%, 0.16%, 1/12/2022 (a) (c)	1,619,000	1,619,032
Nordic Investment Bank SOFR + 1.00%, 1.05%, 5/12/2026 (a)	5,600,000	5,802,832
Svensk Exportkredit AB SOFR + 1.00%, 1.05%, 5/25/2023 (a)	8,840,000	8,945,550
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $374,280,012)		374,491,638
	Shares
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (d) (e)	23,865,789	23,868,176
State Street Navigator Securities Lending Portfolio II (f) (g)	20,436,183	20,436,183
TOTAL SHORT-TERM INVESTMENTS (Cost $44,304,359)		44,304,359
TOTAL INVESTMENTS — 101.3% (Cost $2,486,502,422)		2,487,177,430
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(32,416,295)
NET ASSETS — 100.0%		$ 2,454,761,135

(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 23.3% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
EMTN	Euro Medium Term Note
FRN	Floating Rate Note
GDIF	Global Debt Issuance Facility
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$2,068,381,433	$—	$2,068,381,433
Foreign Government Obligations	—	374,491,638	—	374,491,638
Short-Term Investments	44,304,359	—	—	44,304,359
See accompanying notes to financial statements.
26

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL INVESTMENTS	$44,304,359	$2,442,873,071	$—	$2,487,177,430

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	52,245,493	$52,261,166	$398,917,223	$427,303,136	$(7,016)	$(61)	23,865,789	$23,868,176	$ —
State Street Navigator Securities Lending Portfolio II	38,337,395	38,337,395	132,530,162	150,431,374	—	—	20,436,183	20,436,183	23,993
Total		$90,598,561	$531,447,385	$577,734,510	$(7,016)	$(61)		$44,304,359	$23,993
See accompanying notes to financial statements.
27

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.5%
ALABAMA — 1.5%
Birmingham Airport Authority Revenue 5.00%, 7/1/2030	$ 500,000	$ 650,420
Birmingham, AL, Special Care Facilities Financing Authority Revenue Series S, 5.75%, 6/1/2045	1,635,000	1,749,524
Health Care Authority of the City of Huntsville:
Series B1, 3.00%, 6/1/2050	1,000,000	1,057,353
Series B1, 4.00%, 6/1/2039	500,000	587,394
Hoover,AL, Industrial Development Board Environmental Improvement Revenue:
5.75%, 10/1/2049	2,615,000	3,092,523
AMT, VRN, 6.38%, 11/1/2050 (a)	1,000,000	1,277,775
Infirmary Health System, AL, Special Care Facilities Financing Authority of Mobile Revenue:
Series A, 3.00%, 2/1/2029	105,000	112,119
Series A, 3.00%, 2/1/2030	200,000	213,086
Jefferson County Board of Education/AL 4.00%, 2/1/2042	525,000	607,242
Jefferson County, AL, Sewer Warrant Revenue:
Series A, 5.25%, 10/1/2048 (b)	240,000	263,820
Series D, 6.00%, 10/1/2042	3,210,000	3,653,362
Series D, 6.50%, 10/1/2053	2,010,000	2,304,161
Series F, 7.90%, 10/1/2050	5,500,000	5,688,592
Spring Hill College Educational Building Authority of Mobile Revenue 5.88%, 4/15/2045	1,600,000	1,741,386
Tuscaloosa County, AL, Industrial Development Authority Revenue:
Series A, 4.50%, 5/1/2032 (c)	1,858,000	1,965,974
Series A, 5.25%, 5/1/2044 (c)	2,420,000	2,670,055
		27,634,786
ALASKA — 0.0% (d)
Matanuska Susitna Boro, AK, Leas Revenue 5.25%, 9/1/2027	120,000	138,460
State of Alaska International Airports System Revenue Series B, 5.00%, 10/1/2035	545,000	629,006
		767,466
Security Description	Principal Amount	Value
AMERICAN SAMOA — 0.1%
American Samoa, AS, Economic Development Authority Revenue Series A, 6.63%, 9/1/2035	$ 1,000,000	$ 1,161,080
ARIZONA — 1.7%
Arizona Industrial Development Authority Revenue:
4.00%, 12/15/2041 (c)	105,000	114,703
4.00%, 12/15/2051 (c)	165,000	177,798
4.75%, 7/1/2029 (c)	165,000	177,375
5.00%, 6/1/2031 (c)	335,000	394,669
5.00%, 7/1/2039 (c)	365,000	424,903
5.00%, 7/1/2054 (c)	500,000	555,283
Series A, 3.63%, 5/20/2033	962,676	1,078,110
Series A, 4.00%, 7/15/2030 (c)	145,000	159,177
Series A, 4.50%, 1/1/2049	655,000	616,938
Series A, 5.00%, 7/1/2049 (c)	500,000	525,148
Series A, 5.00%, 7/15/2049 (c)	500,000	571,125
Series A, 5.00%, 7/1/2054 (c)	500,000	524,534
Series A, 5.25%, 7/1/2047 (c)	240,000	244,683
Series A, 6.38%, 6/1/2039 (c)	1,000,000	1,160,612
Series B, 5.00%, 3/1/2037 (c)	75,000	85,812
Series B, 5.00%, 3/1/2042 (c)	70,000	79,293
Series B, 5.00%, 1/1/2049	860,000	773,891
Series D, 5.00%, 7/1/2051 (c)	185,000	211,349
Series G, 5.00%, 7/1/2047 (c)	100,000	114,521
City Of Phoenix, Civic Improvement Corporation Junior Lien Airport Revenue Series A, 5.00%, 7/1/2044	960,000	1,192,607
Glendale, AZ, Industrial Development Authority Revenue:
5.00%, 11/15/2045	1,070,000	1,137,534
5.00%, 5/15/2056	500,000	561,256
5.25%, 11/15/2046	1,010,000	982,600
Series A, 5.00%, 11/15/2042	750,000	864,716
Maricopa County, AZ, Industrial Development Authority, Revenue:
5.00%, 7/1/2049 (c)	595,000	697,825
6.00%, 7/1/2052 (c)	1,000,000	1,185,482
Series A, 3.00%, 9/1/2051	860,000	896,456
Series A, 5.00%, 9/1/2033	675,000	884,245
Maricopa County, AZ, Pollution Control Corp., Revenue:
2.40%, 6/1/2035	500,000	501,453
Series A, 3.60%, 2/1/2040	600,000	660,714
Phoenix, AZ, Industrial Development Authority Education Revenue:
4.00%, 10/1/2041	30,000	33,034
5.00%, 7/1/2035 (c)	1,325,000	1,461,713

See accompanying notes to financial statements.
28

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Pima Country, AZ, Industrial Development Authority, Education Revenue 5.00%, 6/15/2034 (c)	$ 100,000	$ 108,344
Pima County, AZ, Industrial Development Authority Education Revenue:
5.00%, 6/15/2047 (c)	1,250,000	1,276,278
5.25%, 7/1/2036	315,000	344,193
6.75%, 2/1/2050 (c)	310,000	359,001
Pima County, AZ, Industrial Development Authority Revenue 4.00%, 4/1/2046	650,000	762,239
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Revenue Series A, 9.75%, 5/1/2025	655,000	663,649
Salt Verde, AZ, Financial Corp. Revenue:
5.00%, 12/1/2037	1,000,000	1,401,135
5.25%, 12/1/2027	265,000	324,606
5.25%, 12/1/2028	105,000	131,538
Tempe, AZ, Industrial Development Authority Revenue:
4.00%, 12/1/2038	1,260,000	1,397,255
4.00%, 12/1/2046	1,005,000	1,093,268
4.00%, 12/1/2056	2,135,000	2,288,379
Series A, 6.13%, 10/1/2052 (c)	500,000	547,281
Series B, 4.00%, 10/1/2023 (c)	10,000	10,004
Series B, 5.35%, 10/1/2025 (c)	2,650,000	2,653,916
		32,410,645
ARKANSAS — 0.3%
Arkansas Development Finance Authority Industrial Development Revenue 4.50%, 9/1/2049 (c)	4,830,000	5,313,404
Baxter Country, AR, Hospital Revenue Series A, 3.00%, 9/1/2028	100,000	106,012
		5,419,416
CALIFORNIA — 10.8%
Alameda, CA, Corridor Transportation Authority Revenue:
Series B, 3.00%, 10/1/2034 (b)	175,000	186,366
Series B, 5.00%, 10/1/2037	500,000	584,911
Anaheim Public Financing Authority Revenue Series C, Zero Coupon, 9/1/2029 (b)	915,000	814,718
Security Description	Principal Amount	Value
Antelope Valley, CA, Health Care District Revenue:
Series A, 5.00%, 3/1/2026	$ 750,000	$ 826,595
Series A, 5.00%, 3/1/2041	665,000	732,560
Brentwood, CA, Infrastructure Financing Authority, Special Assessment Series B, 4.00%, 9/2/2030	145,000	153,925
California Community Housing Agency, Workforce Housing Revenue:
3.00%, 8/1/2056 (c)	915,000	816,895
3.00%, 2/1/2057 (c)	2,500,000	2,243,903
4.00%, 8/1/2046 (c)	145,000	141,665
4.00%, 8/1/2051 (c)	5,500,000	5,242,873
4.00%, 2/1/2056 (c)	2,905,000	2,993,499
Series A, 4.00%, 2/1/2056 (c)	1,915,000	1,928,608
Series A, 5.00%, 4/1/2049 (c)	905,000	960,774
Series A, 5.00%, 2/1/2050 (c)	5,800,000	6,196,703
Series A, 5.00%, 8/1/2050 (c)	1,000,000	1,069,676
Series A-, 4.00%, 8/1/2047 (c)	4,270,000	4,236,080
Series S, 5.00%, 8/1/2049 (c)	2,500,000	2,659,939
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue:
Series A, 4.00%, 6/1/2049	1,000,000	1,160,361
Series B-1, 5.00%, 6/1/2049	210,000	253,655
Series B-2, Zero Coupon, 6/1/2055	3,020,000	606,652
Series C, Zero Coupon, 6/1/2057	5,000,000	672,110
California Statewide Communities Development Authority Revenue Series B, 5.00%, 7/1/2032	195,000	217,183
California, Health Facilities Financing Authority Revenue:
Series A, 4.00%, 3/1/2039	340,000	375,514
Series A, 4.00%, 8/15/2049	475,000	530,943
California, Municipal Finance Authority Revenue:
3.00%, 10/1/2049	1,000,000	1,017,303
AMT, 3.25%, 12/31/2032	625,000	677,085
4.00%, 7/15/2029	6,960,000	7,975,749
4.00%, 5/15/2041 (b)	355,000	418,451
4.00%, 5/15/2046 (b)	1,000,000	1,166,382
5.00%, 6/30/2027	205,000	246,739
5.00%, 6/30/2028	100,000	122,421
5.00%, 12/31/2031	1,000,000	1,202,408
AMT, 5.00%, 12/31/2043	500,000	594,105
5.00%, 7/1/2046 (c)	500,000	558,203
AMT, 5.00%, 12/31/2047	600,000	711,740
AMT, 5.00%, 6/1/2048	600,000	710,013
5.25%, 1/1/2045	1,000,000	987,395
Series A, 5.00%, 7/1/2034	280,000	336,125

See accompanying notes to financial statements.
29

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2039 (c)	$ 150,000	$ 164,217
Series A, 5.00%, 7/1/2047	185,000	219,414
Series A, 5.00%, 7/1/2049 (c)	1,250,000	1,445,100
Series A, 5.25%, 11/1/2041	1,000,000	1,165,953
California, Municipal Finance Authority, Student Housing Revenue:
5.00%, 5/15/2049	1,000,000	1,194,779
5.00%, 5/15/2051	1,165,000	1,377,259
5.00%, 5/15/2052	500,000	596,199
California, Pollution Control Financing Authority Revenue:
AMT, 4.30%, 7/1/2040	665,000	743,278
AMT, 5.00%, 11/21/2045 (c)	500,000	515,660
California, Public Finance Authority Revenue:
5.00%, 11/15/2046 (c)	900,000	1,032,625
5.00%, 11/15/2051 (c)	600,000	687,055
California, School Finance Authority Revenue:
5.00%, 6/1/2050 (c)	605,000	663,394
5.00%, 6/1/2054 (c)	250,000	284,683
5.00%, 11/15/2056 (c)	415,000	473,960
Series A, 5.00%, 7/1/2047 (c)	250,000	276,342
California, Statewide Communities Development Authority Revenue:
4.00%, 4/1/2042	130,000	144,524
4.25%, 1/1/2043	480,000	541,769
5.00%, 1/1/2031	700,000	849,740
5.00%, 1/1/2032	1,125,000	1,362,522
5.00%, 5/15/2033	240,000	278,436
5.25%, 12/1/2034	1,940,000	2,184,829
5.25%, 12/1/2038 (c)	1,475,000	1,802,774
5.25%, 7/1/2039 (c)	2,000,000	2,152,410
5.25%, 12/1/2043 (c)	875,000	1,064,434
5.25%, 12/1/2044	4,045,000	4,548,898
5.25%, 12/1/2048 (c)	705,000	855,249
5.50%, 12/1/2054	2,500,000	2,826,318
Series A, 3.00%, 8/15/2036	205,000	219,643
Series A, 3.50%, 11/1/2027 (c)	3,270,000	3,589,450
Series A, 5.00%, 12/1/2028 (c)	100,000	116,977
Series A, 5.00%, 12/1/2029 (c)	1,000,000	1,164,582
Series A, 5.00%, 12/1/2046 (c)	2,080,000	2,390,462
Series A, 5.25%, 11/1/2044 (c)	300,000	318,474
Series A, 5.25%, 12/1/2056 (c)	2,825,000	3,270,062
Series A, 5.50%, 7/1/2039	40,887	39,252
Series A, 5.75%, 7/1/2030	83,094	79,770
Series A, 5.75%, 7/1/2035	8,793	8,441
Security Description	Principal Amount	Value
California, Statewide Communities Development Authority, Special Assessment:
5.00%, 9/2/2040	$ 425,000	$ 522,248
Series A, 5.00%, 9/2/2039	945,000	1,140,585
Series C, 4.00%, 9/2/2050	1,000,000	1,134,682
California, Statewide Financing Authority Revenue Series D, Zero Coupon, 6/1/2055 (c)	15,750,000	1,146,170
Capistrano Unified School District Community Facilities District, Special Tax Revenue Zero Coupon, 9/1/2032 (b)	400,000	319,787
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	103,165
City of Sacramento CA Transient Occupancy Tax Revenue Series A, 5.00%, 6/1/2035	670,000	806,999
CMFA Special Finance Agency VIII Revenue:
3.00%, 8/1/2056 (c)	4,500,000	4,067,523
4.00%, 8/1/2047 (c)	2,335,000	2,298,159
Compton Public Finance Authority Revenue 4.50%, 9/1/2032 (c)	1,000,000	1,062,246
CSCDA Community Improvement Authority Revenue:
2.80%, 3/1/2047 (c)	400,000	364,063
3.00%, 12/1/2056 (c)	6,400,000	5,651,802
3.00%, 3/1/2057 (c)	245,000	216,700
3.50%, 10/1/2046 (c)	1,655,000	1,659,012
4.00%, 4/1/2056 (c)	5,130,000	5,302,123
4.00%, 7/1/2056 (c)	6,500,000	6,712,744
4.00%, 8/1/2056 (c)	995,000	1,027,786
Series A, 5.00%, 7/1/2051 (c)	280,000	300,559
Series A, 5.00%, 1/1/2054 (c)	2,470,000	2,643,441
Series A-1-SOCIAL, 3.10%, 7/1/2045 (c)	5,000,000	4,758,637
Series A-2, 4.00%, 9/1/2056 (c)	2,000,000	2,094,658
Series A-2, 4.00%, 10/1/2056 (c)	1,500,000	1,558,880
Series A-2-SOCIAL, 4.00%, 7/1/2056 (c)	1,145,000	1,190,895
Series A-SENIOR L, 3.00%, 9/1/2056 (c)	1,375,000	1,253,018
Dublin, CA, Community Facilities District Improvement Area No. 2015-1, Special Tax Revenue 5.00%, 9/1/2037	175,000	205,866

See accompanying notes to financial statements.
30

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Dubline, CA, Special Tax Revenue:
4.00%, 9/1/2045	$ 240,000	$ 266,317
4.00%, 9/1/2051	335,000	369,152
Elk Grove, CA, Finance Authority, Special Tax Revenue 5.00%, 9/1/2046	800,000	914,693
Folsom Ranch, CA, Financing Authority, Special Tax Revenue 5.00%, 9/1/2047	1,250,000	1,450,925
Foothill-Eastern Transportation Corridor Agency, CA, Revenue:
Series A, 4.00%, 1/15/2046	1,490,000	1,736,570
Series A, 5.00%, 1/15/2042 (b)	430,000	466,221
Series B1, 3.95%, 1/15/2053	1,130,000	1,245,473
Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue:
Series A-1, 5.00%, 6/1/2030	1,500,000	1,890,883
Series A-1, 5.00%, 6/1/2031	3,000,000	3,781,765
Series A-1, 5.00%, 6/1/2047	870,000	887,135
Series A-1, 5.25%, 6/1/2047	1,070,000	1,092,165
Series A-2, 5.00%, 6/1/2047	1,025,000	1,045,188
Series A-2, 5.30%, 6/1/2037	1,495,000	1,526,274
Inland Empire, CA, Tobacco Securitization Authority, Tobacco Settlement Revenue:
Zero Coupon, 6/1/2036	3,500,000	1,369,155
Zero Coupon, 6/1/2057	30,000,000	2,624,994
Zero Coupon, 6/1/2057 (c)	20,000,000	1,231,262
Irvine, CA, Special Tax Revenue Series A, 4.00%, 9/1/2049	1,000,000	1,076,182
Lake Elsinore, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2035	920,000	1,030,317
Long Beach, CA, Bond Finance Authority, Tax Allocation:
Series A, 5.00%, 11/15/2029	100,000	126,338
Series A, 5.00%, 11/15/2035	525,000	729,176
Series A, 5.50%, 11/15/2030	270,000	357,454
Series A, 5.50%, 11/15/2037	550,000	818,600
Series C, 5.50%, 8/1/2031 (b)	345,000	455,914
Menifee Union School District Special Tax Revenue Series A, 5.00%, 9/1/2048	500,000	568,459
M-S-R, CA, Energy Authority Revenue:
Series A, 6.50%, 11/1/2039	775,000	1,241,916
Series B, 6.50%, 11/1/2039	950,000	1,522,349
Series B, 7.00%, 11/1/2034	400,000	610,909
Series C, 6.13%, 11/1/2029	280,000	348,134
Series C, 6.50%, 11/1/2039	2,000,000	3,204,945
Security Description	Principal Amount	Value
Norman Y Mineta San Jose International Airport SJC Revenue Series B, 5.00%, 3/1/2047	$ 510,000	$ 610,251
Oakland, CA, Unified School District, General Obligation:
Series A, 5.00%, 8/1/2032 (b)	100,000	122,313
Series A, 5.00%, 8/1/2033	65,000	75,448
Orange County, CA, Community Facilities District Revenue:
Series A, 5.00%, 8/15/2042	500,000	596,964
Series A, 5.00%, 8/15/2046	550,000	626,561
Palomar Health, CA, Revenue 5.00%, 11/1/2036	500,000	582,778
Peralta Community College District, General Obligation Series A, 4.00%, 8/1/2031	975,000	1,051,109
River Islands Public Financing Authority, Special Tax Revenue 4.00%, 9/1/2051	1,080,000	1,197,770
Riverside County, CA, Public Financing Authority Revenue 5.25%, 11/1/2040	100,000	118,023
Romoland, CA, School District, Special Tax Revenue 5.00%, 9/1/2041	445,000	522,409
Roseville, CA, Special Tax Revenue:
5.00%, 9/1/2031	1,070,000	1,234,810
5.00%, 9/1/2044	255,000	277,051
5.00%, 9/1/2047 (c)	1,000,000	1,162,484
Sacramento County, CA, Certificate Participation Series B, AMT, 5.00%, 12/1/2029	975,000	1,211,201
Sacramento County, CA, Special Tax Revenue:
5.00%, 9/1/2040	990,000	1,136,812
5.00%, 9/1/2045	100,000	114,126
5.00%, 9/1/2046	825,000	940,897
San Diego County, CA, Regional Airport Authority Revenue:
Series B, 5.00%, 7/1/2027	270,000	288,819
Series B, AMT, 5.00%, 7/1/2042	190,000	226,822
Series B, AMT, 5.00%, 7/1/2056	1,000,000	1,251,362
San Francisco City & County Airport Comm-San Francisco International Airport Revenue:
AMT, 5.00%, 1/1/2025	555,000	626,609
5.00%, 5/1/2043	2,200,000	2,666,936
5.00%, 5/1/2049	700,000	863,027
Series B, 5.00%, 5/1/2047	120,000	144,122
Series E, 5.00%, 5/1/2045	600,000	736,617
Series H, 5.00%, 5/1/2028	500,000	618,850

See accompanying notes to financial statements.
31

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
San Joaquin Hills, CA, Transportation Corridor Agency Revenue:
Series A, 5.00%, 1/15/2044	$ 500,000	$ 570,044
Series B, 5.25%, 1/15/2049	400,000	443,704
Seminole County, FL, Industrial Development Authority Revenue Series A, AMT, 5.00%, 3/1/2032	500,000	649,837
Silicon Valley, CA, Tobacco Securitization Authority Revenue Series C, Zero Coupon, 6/1/2056	5,250,000	621,431
Southern, CA, Public Power Authority Revenue Series A, 5.00%, 11/1/2033	790,000	1,066,391
Sulphur Springs, CA, Union School District Special Tax Revenue 5.00%, 9/1/2043	75,000	83,570
Temecula, CA, Public Financing Authority Revenue 6.25%, 9/1/2047 (c)	100,000	111,595
Tobacco Securitization Authority of Northern California, CA, Tobacco Settlement Revenue:
4.00%, 6/1/2049	1,315,000	1,495,184
Series A, 4.00%, 6/1/2049	3,000,000	3,489,815
Tobacco Securitization Authority of Southern California, CA, Tobacco Settlement Revenue:
, 6/1/2046	5,950,000	1,242,911
5.00%, 6/1/2035	500,000	633,079
5.00%, 6/1/2038	725,000	910,846
5.00%, 6/1/2048	390,000	471,990
Tustin, CA, Community Facilities District, Special Tax Revenue Series A, 5.00%, 9/1/2037	105,000	117,732
West Sacramento, CA, Financing Authority Revenue 5.00%, 9/1/2025	435,000	455,293
		205,877,367
COLORADO — 2.9%
Aurora Highlands Community Authority Board Revenue Series A, 5.75%, 12/1/2051	7,105,000	7,104,582
Berthoud-Heritage Metropolitan District No. 1, CO, Revenue 5.63%, 12/1/2048	1,500,000	1,624,208
Centerra Metropolitan District No 1 Series A, 5.00%, 12/1/2051	650,000	709,111
Centerra Metropolitan District No 1, Tax Allocation 5.00%, 12/1/2029 (c)	1,000,000	1,052,142
Security Description	Principal Amount	Value
City & County of Denver CO Airport System Revenue Series A, 5.00%, 12/1/2029	$ 525,000	$ 651,011
Colorado Educational & Cultural Facilities Authority Revenue:
Series A, 5.00%, 10/1/2039 (c)	1,595,000	1,780,751
Series A, 5.00%, 10/1/2049 (c)	540,000	594,754
Colorado Health Facilities Authority Hospital Revenue:
5.00%, 1/1/2031	105,000	112,773
5.00%, 1/1/2037	2,750,000	2,937,894
5.00%, 1/1/2038	200,000	224,480
5.00%, 12/1/2054 (c)	1,250,000	1,273,650
Series A, 5.30%, 7/1/2037	340,000	335,758
Series A-, 3.25%, 8/1/2049	890,000	946,194
Series A-, 4.00%, 8/1/2037	700,000	820,190
Series A-, 4.00%, 8/1/2039	1,250,000	1,454,981
Series A-, 4.00%, 8/1/2049	510,000	582,687
Series A-, 5.00%, 8/1/2039	1,000,000	1,242,048
Series B, 5.00%, 5/15/2048	1,070,000	1,135,778
Colorado International Center, CO, Metropolitan District No. 14, General Obligation 5.88%, 12/1/2046	500,000	536,870
Colorado, Educational & Cultural Facilities Authority Revenue 4.13%, 11/15/2044	225,000	235,354
Colorado, High Performance Transportation Enterprise Revenue 5.00%, 12/31/2056	500,000	560,960
Denver City & County, CO, Special Facilities Revenue AMT, 5.00%, 10/1/2032	1,335,000	1,409,661
Denver Convention Center Hotel Authority Revenue 5.00%, 12/1/2025	1,900,000	2,191,606
Denver, CO, Health & Hospital Authority Revenue:
Series A, 4.00%, 12/1/2039	500,000	579,347
Series A, 5.00%, 12/1/2039	40,000	42,721
Series A, 5.25%, 12/1/2045	370,000	395,475
Denver, CO, Urban Renewal Authority, Tax Allocation Series A, 5.25%, 12/1/2039 (c)	100,000	108,406
Dominion Water & Sanitation District, CO, Revenue 5.75%, 12/1/2036	1,000,000	1,023,079
E-470, CO, Public Highway Authority Revenue:
Series B, Zero Coupon, 9/1/2035 (b)	1,000,000	593,558
Series B, Zero Coupon, 9/1/2037 (b)	475,000	254,146

See accompanying notes to financial statements.
32

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Foothills Metropolitan District, CO, Special Assessment 6.00%, 12/1/2038	$ 1,500,000	$ 1,547,421
Fourth Street Crossing Business Improvement District, CO, Revenue Series A, 5.13%, 12/1/2038 (c)	500,000	536,628
Jefferson Center Metropolitan District No. 1 Series B, 5.75%, 12/15/2050	500,000	532,126
Kinston Metropolitan District No. 5, General Obligation Series A, 5.13%, 12/1/2050	750,000	815,811
Metropolitan District, CO, Heritage Todd Creek Metropolitan District, General Obligation 6.13%, 12/1/2044	1,000,000	1,068,807
North Range Metropolitan District No. 3, General Obligation:
Series A, 5.00%, 12/1/2040	1,000,000	1,101,835
Series A, 5.25%, 12/1/2050	2,000,000	2,204,015
Painted Prairie Public Improvement Authority 5.00%, 12/1/2049	1,740,000	1,883,031
Plaza, CO, Metropolitan District No. 1, Tax Allocation 4.50%, 12/1/2030 (c)	1,000,000	1,018,376
Public Authority for Colorado State, Energy Revenue 6.50%, 11/15/2038	885,000	1,376,250
Pueblo Urban Renewal Authority, Tax Allocation 4.75%, 12/1/2045 (c)	1,825,000	2,062,336
Rampart Range Metropolitan District Revenue 4.00%, 12/1/2051	500,000	510,953
Regional Transportation District Revenue:
Series A, 4.00%, 7/15/2039	950,000	1,235,544
Series A, 4.00%, 7/15/2040	1,000,000	1,310,809
Southglenn, CO, Metropolitan District, General Obligation 3.50%, 12/1/2026	750,000	773,153
Talon Pointe Metropolitan District General Obligation Series A, 5.25%, 12/1/2039	500,000	540,242
Velocity Metropolitan District No. 3, CO, General Obligation 5.38%, 12/1/2039	1,000,000	1,076,296
Verve Metropolitan District No. 1, General Obligation 5.00%, 12/1/2051	500,000	546,263
Windler Public Improvement Authority Revenue:
4.00%, 12/1/2031	530,000	541,564
Security Description	Principal Amount	Value
Series A-1, 4.13%, 12/1/2051	$ 1,550,000	$ 1,548,574
		54,744,209
CONNECTICUT — 0.5%
Connecticut State Health & Educational Facilities Authority Revenue Series F, 5.00%, 7/1/2037	1,175,000	1,325,706
Connecticut, State Development Authority, Airport Facilities Revenue AMT, 7.95%, 4/1/2026	300,000	300,289
Connecticut, State General Obligation:
Series A, 5.00%, 10/15/2026	285,000	285,637
Series B, 5.00%, 4/15/2032	130,000	131,652
Series E, 4.00%, 9/15/2028	125,000	128,114
Connecticut, State Health & Educational Facilities Authority Revenue:
Series A, 4.00%, 7/1/2038	745,000	861,717
Series A, 5.00%, 1/1/2045 (c)	300,000	332,301
Series A, 5.00%, 9/1/2046 (c)	110,000	121,356
Series A, 5.00%, 9/1/2053 (c)	500,000	550,004
Series B, 4.00%, 7/1/2034	130,000	137,188
Series F, 3.50%, 7/1/2026	5,000	5,485
Series F, 4.00%, 7/1/2030	1,100,000	1,208,962
Series G-1, 5.00%, 7/1/2044 (c)	275,000	330,008
Series G-1, 5.00%, 7/1/2050 (c)	500,000	596,306
Series L, 4.00%, 7/1/2034	250,000	271,756
Series L, 4.13%, 7/1/2041	500,000	542,414
Series R, 3.38%, 7/1/2037	190,000	205,939
Harbor Point, CT, Special Obligation Revenue, Tax Allocation 5.00%, 4/1/2039 (c)	1,000,000	1,141,739
Hartford, CT, General Obligation:
Series A, 5.00%, 4/1/2028	100,000	105,433
Series A, 5.00%, 4/1/2031	220,000	231,474
Series C, 3.00%, 7/15/2027 (b)	100,000	107,586
University of Connecticut, CT, Revenue:
Series A, 5.00%, 8/15/2027	100,000	106,774
Series A, 5.00%, 2/15/2028	860,000	972,205
		10,000,045
DELAWARE — 0.1%
Delaware, State Economic Development Authority Revenue:
3.25%, 6/1/2026	800,000	826,595
5.00%, 6/1/2036	500,000	545,525

See accompanying notes to financial statements.
33

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series B, VRN, 1.25%, 10/1/2040 (a)	$ 1,000,000	$ 1,000,841
		2,372,961
DISTRICT OF COLUMBIA — 0.6%
District of Columbia, Health Facilities Revenue:
Series A, 5.00%, 7/1/2032	150,000	161,783
Series A, 5.00%, 7/1/2052	115,000	122,475
District of Columbia, Tobacco Settlement Financing Corp., DC, Revenue:
Zero Coupon, 6/15/2055	20,000,000	2,059,180
6.50%, 5/15/2033	240,000	263,105
Series A, Zero Coupon, 6/15/2046	25,000,000	5,553,505
District of Columbia, University Revenue 5.00%, 4/1/2033	500,000	592,735
Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue:
Zero Coupon, 10/1/2035 (b)	220,000	165,273
4.00%, 10/1/2044	650,000	739,274
4.00%, 10/1/2049	625,000	706,774
Series A, Zero Coupon, 10/1/2037	2,000,000	1,197,425
Series A, 5.00%, 10/1/2053	400,000	404,675
		11,966,204
FLORIDA — 7.2%
Alachua County, FL, Health Facilities Authority Revenue:
5.00%, 11/15/2024	30,000	29,403
Series A, 4.00%, 12/1/2044	325,000	348,607
Ave Maria, FL, Stewardship Community District, Special Assessment 6.70%, 5/1/2042	865,000	876,629
Bay County, FL, Water and Sewer System Revenue 4.00%, 9/1/2045	215,000	230,464
Bexley Community Development District, Special Assessment 4.70%, 5/1/2036	100,000	107,297
Broward, FL, Airport System Revenue:
Series A, AMT, 5.00%, 10/1/2029	500,000	635,366
Series A, AMT, 5.00%, 10/1/2036	300,000	375,825
Series Q-1, 4.00%, 10/1/2042	140,000	143,644
Broward, FL, Port Facilities Revenue Series B, AMT, 4.00%, 9/1/2044	1,025,000	1,158,955
Security Description	Principal Amount	Value
Cape Coral, FL, Health Facilities Authority Revenue 6.00%, 7/1/2045 (c)	$ 1,000,000	$ 1,064,236
Capital Trust Agency, Inc., FL, Educational Facilities Revenue:
5.00%, 12/15/2040 (c)	190,000	205,398
5.00%, 8/1/2055	700,000	833,738
6.10%, 8/15/2038 (c)	215,000	237,321
Series A, 5.00%, 6/15/2039 (c)	390,000	425,126
Series A, 5.00%, 6/15/2055 (c)	290,000	308,881
Series A, 5.13%, 6/15/2037 (c)	450,000	500,569
Series A, 5.38%, 6/15/2038 (c)	105,000	117,558
Series A, 5.88%, 7/1/2054 (e)	980,000	852,600
Capital Trust Agency, Inc., FL, Retirement Facilities Revenue:
4.00%, 6/15/2041 (c)	1,500,000	1,544,331
4.00%, 6/15/2051 (c)	1,500,000	1,532,478
5.00%, 7/1/2046 (c)	750,000	787,025
5.00%, 1/1/2055 (c)	250,000	276,568
5.00%, 7/1/2056 (c)	850,000	969,160
5.63%, 8/1/2037 (c)	115,000	112,718
5.88%, 8/1/2052 (c)	610,000	589,412
Series A, 5.00%, 7/1/2050	600,000	530,093
Series A, 5.25%, 12/1/2058 (c)	1,000,000	1,137,414
Series A, 7.50%, 6/1/2048 (c) (e)	4,165,000	1,915,900
Celebration Pointe Community Development District No. 1, Special Assessment 4.00%, 5/1/2053	100,000	104,224
Central, FL, Expressway Authority Revenue 3.25%, 7/1/2039 (b)	100,000	108,395
Charlotte County, FL, Industrial Development Authority, Utility System Revenue 5.00%, 10/1/2049 (c)	220,000	242,971
City Of Atlantic Beach, Florida Health Care Facilities Revenue Series B-2, 3.00%, 11/15/2023	1,500,000	1,506,495
City of Orlando, FL, Development Tax Revenue:
Series A, 5.00%, 11/1/2023 (b)	1,000,000	1,084,823
Series A, 5.00%, 11/1/2026 (b)	735,000	887,111

See accompanying notes to financial statements.
34

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
City of Pompano Beach FL Revenue 4.00%, 9/1/2050	$ 500,000	$ 541,038
Collier County, FLA, Industrial Development Authority Revenue:
Series A, 8.13%, 5/15/2044 (c) (e)	400,000	272,000
Series A, 8.25%, 5/15/2049 (c) (e)	100,000	68,000
Corkscrew Farms Community Development District, FL, Special Assessment 5.00%, 11/1/2038 (c)	150,000	165,145
County of Broward FL Port Facilities Revenue Series A, 5.00%, 9/1/2044	600,000	747,923
County of Escambia, FL, Environmental Improvement Revenue 2.00%, 11/1/2033 (a)	775,000	806,013
County of Miami-Dade FL Revenue Series C, Zero Coupon, 10/1/2048	595,000	293,294
County of Miami-Dade Seaport Department Revenue:
AMT, 4.00%, 10/1/2040	1,550,000	1,847,796
AMT, 4.00%, 10/1/2041	3,555,000	4,231,125
County of Miami-Dade, FL, Aviation Revenue:
AMT, 5.00%, 10/1/2028	500,000	557,152
AMT, 5.00%, 10/1/2030	650,000	723,734
5.00%, 10/1/2036	765,000	908,468
Series A, 4.25%, 10/1/2036	100,000	109,933
County of Osceola FL Transportation Revenue Series A-1, 5.00%, 10/1/2049	500,000	616,392
Escambia County, Health Facilities Authority Revenue:
3.00%, 8/15/2050	1,600,000	1,668,274
4.00%, 8/15/2045	1,425,000	1,600,807
4.00%, 8/15/2050	2,000,000	2,236,576
5.00%, 8/15/2031	155,000	195,664
5.00%, 8/15/2035	1,015,000	1,268,696
Escambia County, Sales Facilities Tax Revenue 5.00%, 10/1/2046	550,000	658,896
Florida Development Finance Corp., Educational Facilities Revenue:
4.00%, 11/15/2039	500,000	598,259
4.00%, 6/1/2041 (c)	2,070,000	2,303,103
4.00%, 7/1/2045	600,000	652,022
4.00%, 6/1/2055 (c)	3,900,000	4,280,342
4.00%, 6/30/2056 (c)	100,000	105,856
5.00%, 9/15/2040 (c)	100,000	111,563
Security Description	Principal Amount	Value
5.25%, 6/1/2050 (c)	$ 1,000,000	$ 1,163,954
5.25%, 6/1/2055 (c)	1,000,000	1,161,177
6.13%, 6/15/2046 (c)	100,000	112,676
Series A, 4.75%, 7/15/2036 (c)	500,000	539,002
Series A, 6.00%, 6/15/2035 (c)	505,000	572,355
Series A, 6.00%, 6/15/2044 (c)	575,000	539,978
Series A, 6.13%, 6/15/2043 (c)	500,000	508,382
Series A, 6.13%, 6/15/2044	555,000	603,428
Series A, 6.25%, 1/1/2049 (a) (c)	4,015,000	4,093,768
Series A, 6.38%, 1/1/2049 (a) (c)	5,865,000	6,000,981
Series A, 6.50%, 7/1/2044	925,000	986,788
Series A, 6.50%, 1/1/2049 (a) (c)	10,170,000	10,391,209
Series B, AMT, 7.38%, 1/1/2049 (c)	17,170,000	18,741,687
Florida Higher Educational Facilities Financial Authority Revenue Series A1, 5.00%, 6/1/2048 (c)	1,000,000	1,150,358
FRERC Community Development District, Special Assessment 5.50%, 11/1/2050	100,000	108,060
Greater Orlando, FL, Aviation Authority Revenue:
AMT, 5.00%, 10/1/2026	235,000	279,644
AMT, 5.00%, 10/1/2027	170,000	207,183
AMT, 5.00%, 11/15/2036	350,000	365,209
Series A, AMT, 5.00%, 10/1/2042	250,000	299,956
Grove Resort, FL, Community Development District, Special Assessment Series A, 5.88%, 11/1/2047	550,000	649,255
Halifax, FL, Hospital Medical Center Revenue 4.00%, 6/1/2046	125,000	136,943
Heights, FL, Community Development District, Tax Allocation 5.00%, 1/1/2038	300,000	326,897
Hernando County,FL, School Board, Certificate Participation Series A, 3.00%, 7/1/2035 (b)	115,000	121,653
Highlands County, FL, Health Facilities Authority Revenue:
6.00%, 4/1/2038	500,000	244,915
6.25%, 4/1/2049	500,000	244,510

See accompanying notes to financial statements.
35

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Hillsborough County Aviation Authority Revenue Series A, AMT, 5.00%, 10/1/2025	$ 500,000	$ 538,750
Jacksonville, FL, Health Facilities Revenue 4.00%, 11/1/2040	415,000	445,534
JEA, FL, Electric System Revenue:
Series B, 5.00%, 10/1/2028	325,000	401,616
Series B, 5.00%, 10/1/2029	370,000	455,612
Lakes by the Bay, FL, Community Development District, Special Assessment:
5.25%, 11/1/2033	500,000	511,554
5.75%, 11/1/2042	500,000	512,960
Lee County, FL, Industrial Development Authority Revenue 5.75%, 6/15/2042	500,000	505,332
LT Ranch Community Development District, Special Assessment 4.00%, 5/1/2040	730,000	780,274
Miami World Center, FL, Community Development District, Special Assessment 5.13%, 11/1/2039	1,000,000	1,150,114
Miami-Dade County, FL, Expressway Authority, Toll System Revenue:
Series A, 5.00%, 7/1/2027	400,000	409,441
Series A, 5.00%, 7/1/2028	325,000	383,988
Series A, 5.00%, 7/1/2029	575,000	677,416
Series A, 5.00%, 7/1/2031	200,000	204,680
Miami-Dade County, FL, Health Facilities Authority Revenue 5.00%, 8/1/2047	245,000	290,660
Miami-Dade County, FL, School Board Certificate of Participation Series C, COPs, 3.25%, 2/1/2032	100,000	100,144
Miami-Dade, FL, Professional Sport Franchies Tax Revenue:
4.00%, 10/1/2040	760,000	845,278
5.00%, 10/1/2029	675,000	807,659
Series A, 6.88%, 10/1/2034 (b)	145,000	206,675
Miami-Dade, FL, Special Obligation Revenue 5.00%, 10/1/2027	240,000	288,508
Midtown Miami, FL, Community Development District, Special Assessment:
Series A, 5.00%, 5/1/2037	1,430,000	1,473,864
Series B, 5.00%, 5/1/2037	925,000	953,374
Security Description	Principal Amount	Value
North Broward Hospital Revenue Series B, 5.00%, 1/1/2042	$ 1,000,000	$ 1,174,841
Northern Palm Beach County, FL, Improvement District, Special Assessment 5.35%, 8/1/2035	360,000	406,405
Orlando, FL, Tourist Development Tax Revenue Series A, 5.00%, 11/1/2036 (b)	200,000	241,307
Palm Beach County Health Facilities Authority Revenue 4.00%, 5/15/2053	500,000	539,478
Palm Beach County, FL, Revenue:
5.00%, 4/1/2039 (c)	185,000	211,894
5.00%, 4/1/2051 (c)	110,000	123,914
Pinellas County, FL, Educational Facilities Authority Revenue:
5.00%, 7/1/2029	130,000	146,763
5.00%, 7/1/2039	410,000	475,381
6.00%, 10/1/2041	100,000	100,329
Reunion East Community Development District, Special Assessment:
2.85%, 5/1/2031	20,000	20,000
3.15%, 5/1/2041	60,000	60,143
4.00%, 5/1/2051	135,000	141,202
Sarasota County Public Hospital District Revenue 4.00%, 7/1/2048	175,000	199,492
Sawyers Landing Community Development District, Special Assessment 4.25%, 5/1/2053	3,300,000	3,546,926
Seminole County Industrial Development Authority 5.25%, 11/15/2039	1,400,000	1,545,452
Seminole County, FL, Industrial Development Authority Revenue:
3.75%, 11/15/2025	2,000,000	2,005,870
5.50%, 11/15/2049	1,515,000	1,678,361
State Johns County Industrial Development Authority Revenue:
4.00%, 12/15/2036	1,000,000	1,106,515
4.00%, 12/15/2041	750,000	821,975
4.00%, 12/15/2046	750,000	817,618
4.00%, 12/15/2050	1,000,000	1,084,959
Tallahassee, FL, Health Facilities Revenue Series A, 5.00%, 12/1/2055	440,000	495,215
Tampa, FL, Revenue 5.00%, 4/1/2040	500,000	562,148

See accompanying notes to financial statements.
36

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Tolomato, FL, Community Development District, Special Assessment:
Series 2015-1 EXCHA, 6.61%, 5/1/2040	$ 290,000	$ 290,821
Series 2015-2 EXCHA, 6.61%, 5/1/2040	180,000	142,508
Series 2015-3 EXCHA, 6.61%, 5/1/2040 (e) (f)	195,000	—
Series 3, 6.65%, 5/1/2040 (e) (f)	120,000	—
Series A-2, 4.25%, 5/1/2037	1,100,000	1,215,609
Series A4, 6.61%, 5/1/2040	85,000	84,926
USF Financing Corp., Certificate Participation Series A-REMK 5/6/15, COPs, 5.00%, 7/1/2034	550,000	627,429
Village Community Development District No. 12 Special Assessment 4.25%, 5/1/2043 (c)	1,875,000	2,078,543
Village Community Development District No. 13 Special Assessment:
2.63%, 5/1/2024	190,000	193,471
3.70%, 5/1/2050	1,955,000	2,079,361
Volusia County, FL, Educational Facility Authority Revenue 5.00%, 6/1/2045	130,000	144,636
West Palm Beach Community Redev. Agency Tax Allocation 5.00%, 3/1/2036	100,000	124,162
Wiregrass, FL, Community Development District, Special Assessment 5.63%, 5/1/2045	670,000	726,800
		136,056,661
GEORGIA — 1.3%
Atlanta, GA, Development Authority Revenue:
Series A1, 6.50%, 1/1/2029	350,000	258,525
Series A1, 6.75%, 1/1/2035	1,705,000	1,238,976
Series A1, 7.00%, 1/1/2040	500,000	357,992
Augusta, GA, Development Authority Revenue 4.00%, 7/1/2037	105,000	113,051
Burke County, GA, Development Authority, Poll Control Revenue:
Series C, 4.13%, 11/1/2045	555,000	628,504
Series D, 4.13%, 11/1/2045	435,000	492,611
Fulton County, GA, Residential Care Facilities for the Elderly Authority Revenue:
5.00%, 7/1/2042	1,000,000	1,066,670
Series A, 4.00%, 4/1/2051 (c)	1,960,000	2,090,985
Series A, 4.00%, 4/1/2056 (c)	2,905,000	3,075,158
Security Description	Principal Amount	Value
Fulton County,GA, Development Authority Revenue 3.00%, 7/1/2044	$ 580,000	$ 621,820
George L Smith II Congress Center Authority Revenue:
4.00%, 1/1/2036	1,000,000	1,154,424
4.00%, 1/1/2054	750,000	850,458
5.00%, 1/1/2054 (c)	1,500,000	1,745,232
Georgia Local Government, Certificate of Participation Series A, 4.75%, 6/1/2028 (b)	629,000	707,641
Macon-Bibb County, GA, Urban Development Authority Revenue Series A, 5.75%, 6/15/2037 (c)	250,000	288,517
Main Street Natural Gas, Inc. GA, Gas Revenue:
VRN, 4.00%, 3/1/2050 (a)	1,500,000	1,698,114
Series A, 5.50%, 9/15/2026	205,000	247,080
Marietta, GA, Development Authority Revenue Series A, 5.00%, 11/1/2047 (c)	2,500,000	2,744,275
Municipal Electric Authority of Georgia Revenue:
4.00%, 1/1/2049	2,000,000	2,240,368
Series A, 5.00%, 7/1/2060	635,000	717,515
Series A, 5.50%, 7/1/2060	170,000	194,989
Roanoke County, GA, Economic Development Authority Revenue AMT, 4.00%, 1/1/2038 (c)	1,000,000	1,125,637
White County,GA, Development Authority Revenue:
Series A, 5.13%, 10/1/2039	790,000	839,967
Series A, 5.25%, 10/1/2049	115,000	121,269
		24,619,778
GUAM — 0.3%
Antonio B Won Pat International Airport Authority Revenue Series C, AMT, 6.38%, 10/1/2043	590,000	643,891
Guam Department of Education, Certificate Participation 5.00%, 2/1/2040	1,600,000	1,823,408
Guam Government Business Privilege Revenue:
Series A, 5.00%, 11/1/2040	1,100,000	1,371,293
Series B1, 5.00%, 1/1/2037	100,000	100,000
Series D-REF, 4.00%, 11/15/2039	500,000	539,224
Series D-REF, 5.00%, 11/15/2027	355,000	407,099
Series D-REF, 5.00%, 11/15/2028	110,000	125,669

See accompanying notes to financial statements.
37

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series D-REF, 5.00%, 11/15/2029	$ 525,000	$ 597,438
Series D-REF, 5.00%, 11/15/2034	250,000	282,459
Series D-REF, 5.00%, 11/15/2035	100,000	112,911
Guam Government Waterworks Authority, Water & Wastewater System Revenue Series A, 5.00%, 7/1/2029	315,000	342,972
Guam Government, General Obligation 5.00%, 11/15/2031	195,000	225,218
		6,571,582
HAWAII — 0.1%
Hawaii State, Department of Budget & Finance Revenue:
6.00%, 7/1/2028 (c)	355,000	395,241
Series A, 5.00%, 1/1/2045 (c)	750,000	778,398
Series A, 6.88%, 7/1/2043	300,000	318,145
		1,491,784
IDAHO — 0.0% (d)
Idaho State, Health Facility Revenue 3.50%, 9/1/2033	670,000	698,548
ILLINOIS — 11.1%
Bridgeview, IL, General Obligation:
5.00%, 12/1/2042	260,000	260,792
Series A, 5.50%, 12/1/2043	115,000	115,062
Chicago Board of Education, General Obligation:
Series A, 5.00%, 12/1/2032	750,000	943,390
Series A, 5.00%, 12/1/2036	1,000,000	1,249,939
Series A, 5.00%, 12/1/2037	150,000	187,076
Series A, 5.00%, 12/1/2039	160,000	198,804
Chicago Transit Authority Revenue 5.00%, 12/1/2046	520,000	614,756
Chicago, IL, Board of Education, General Obligation:
Series A, Zero Coupon, 12/1/2022 (b)	190,000	188,824
Series A, Zero Coupon, 12/1/2027 (b)	225,000	206,659
Series A, Zero Coupon, 12/1/2028 (b)	100,000	89,582
Series A, Zero Coupon, 12/1/2031 (b)	1,060,000	872,054
Series A, 4.00%, 12/1/2022	100,000	103,208
Series A, 4.00%, 12/1/2027	3,215,000	3,692,977
Series A, 5.00%, 12/1/2027	1,100,000	1,343,031
Series A, 5.00%, 12/1/2028 (b)	150,000	187,466
Series A, 5.00%, 12/1/2029	7,875,000	9,810,080
Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2030	$ 1,935,000	$ 2,409,306
Series A, 5.00%, 12/1/2031	600,000	728,912
Series A, 5.00%, 12/1/2033	1,000,000	1,211,366
Series A, 5.00%, 12/1/2038	1,750,000	2,178,698
Series A, 5.00%, 12/1/2041	4,355,000	4,376,594
Series A, 5.00%, 12/1/2042	6,760,000	6,985,048
Series A, 5.50%, 12/1/2026 (b)	885,000	1,016,175
Series A, 5.50%, 12/1/2031 (b)	620,000	826,687
Series A, 5.50%, 12/1/2039	1,110,000	1,115,878
Series A, 7.00%, 12/1/2026	1,100,000	1,353,770
Series A, 7.00%, 12/1/2044	3,405,000	4,094,555
Series A, 7.00%, 12/1/2046 (c)	3,125,000	4,023,464
Series B, 4.00%, 12/1/2035	200,000	204,529
Series B, 5.00%, 12/1/2029	100,000	124,535
Series B, 5.00%, 12/1/2031	2,000,000	2,520,992
Series B, 5.00%, 12/1/2033	675,000	766,865
Series B, 5.00%, 12/1/2034	410,000	424,057
Series B-1, Zero Coupon, 12/1/2022 (b)	145,000	144,103
Series B-1, Zero Coupon, 12/1/2028 (b)	830,000	743,528
Series B-1, Zero Coupon, 12/1/2029 (b)	620,000	539,799
Series B-1, Zero Coupon, 12/1/2030 (b)	220,000	186,157
Series C, 5.00%, 12/1/2027	600,000	723,141
Series C, 5.00%, 12/1/2030 (b)	1,500,000	1,856,173
Series C, 5.25%, 12/1/2035	2,140,000	2,366,368
Series C, 5.25%, 12/1/2039	390,000	429,597
Series D, 5.00%, 12/1/2027	2,400,000	2,892,564
Series D, 5.00%, 12/1/2046	1,250,000	1,335,655
Series E, 5.13%, 12/1/2032	765,000	845,803
Series G, 5.00%, 12/1/2034	2,400,000	2,837,506
Series H, 5.00%, 12/1/2036	3,100,000	3,657,936
Series H, 5.00%, 12/1/2046	1,500,000	1,747,988
Chicago, IL, Board of Education, Special Tax:
5.75%, 4/1/2035	250,000	302,290
6.00%, 4/1/2046	350,000	422,395
6.10%, 4/1/2036	45,000	55,206
Chicago, IL, Midway International Airport Revenue:
Series A, AMT, 5.00%, 1/1/2024	750,000	815,327
Series A, AMT, 5.00%, 1/1/2026	100,000	116,186
Series A, AMT, 5.50%, 1/1/2030	200,000	209,733
Chicago, IL, Motor Fuel Tax Revenue:
5.00%, 1/1/2026	250,000	272,768
5.00%, 1/1/2029	100,000	109,107

See accompanying notes to financial statements.
38

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Chicago, IL, O'Hare International Airport Revenue:
Series B, 4.00%, 1/1/2053 (b)	$ 300,000	$ 341,286
Series B, 5.00%, 1/1/2029	315,000	355,242
Series B, 5.25%, 1/1/2029	275,000	288,211
Series C, 5.00%, 1/1/2032	500,000	581,630
Series D, 5.00%, 1/1/2039	210,000	219,398
Series D, 5.00%, 1/1/2044	325,000	339,544
Series D, 5.00%, 1/1/2047	500,000	591,992
Series D, 5.00%, 1/1/2052	770,000	910,556
Chicago, IL, Waterworks Revenue 4.00%, 11/1/2037	145,000	148,606
City of Chicago IL, General Obligation:
Zero Coupon, 1/1/2028 (b)	125,000	113,650
Zero Coupon, 1/1/2030 (b)	270,000	232,526
5.25%, 1/1/2029	160,000	180,642
5.50%, 1/1/2030	250,000	284,334
Series 2007G-REMK 6/8/15, 5.50%, 1/1/2042	780,000	884,090
Series A, 5.00%, 1/1/2027	300,000	325,295
Series A, 5.00%, 1/1/2028	1,250,000	1,503,019
Series A, 5.00%, 1/1/2034	1,105,000	1,126,662
Series A, 5.00%, 1/1/2035	365,000	395,624
Series A, 5.00%, 1/1/2040	1,575,000	1,777,075
Series A, 5.00%, 1/1/2044	100,000	119,316
Series A, 5.25%, 1/1/2027	280,000	316,213
Series A, 5.25%, 1/1/2029	465,000	507,111
Series A, 5.25%, 1/1/2032	155,000	168,941
Series A, 5.25%, 1/1/2035	185,000	185,156
Series A, 5.50%, 1/1/2035	840,000	1,052,919
Series A, 5.75%, 1/1/2033	510,000	618,946
Series C, Zero Coupon, 1/1/2026	200,000	184,612
Series C, Zero Coupon, 1/1/2030	885,000	719,443
Series C, 5.00%, 1/1/2024	65,000	70,493
Series C, 5.00%, 1/1/2026	470,000	540,969
Series C, 5.00%, 1/1/2027	195,000	224,604
Series C, 5.00%, 1/1/2035	700,000	807,943
Series C, 5.00%, 1/1/2038	2,060,000	2,369,713
Cook County, IL, Community College District No. 508, General Obligation:
5.13%, 12/1/2038	430,000	457,494
5.25%, 12/1/2043	205,000	218,126
Illinois State, Finance Authority Revenue:
3.25%, 5/15/2039	1,330,000	1,423,006
4.00%, 12/1/2040	250,000	278,977
4.25%, 8/1/2042	1,050,000	1,166,479
4.75%, 5/15/2033	175,000	181,103
5.00%, 2/15/2032	100,000	108,265
5.00%, 5/15/2033	2,220,000	2,332,676
5.00%, 8/1/2042	580,000	673,714
Security Description	Principal Amount	Value
5.00%, 12/1/2046	$ 350,000	$ 407,610
5.25%, 2/15/2047	100,000	107,885
5.25%, 5/15/2047	145,000	150,270
5.50%, 4/1/2032	500,000	500,817
Series A, 5.00%, 2/15/2047	1,385,000	1,573,041
Series A, 5.00%, 11/1/2049	600,000	660,502
Series A, 5.00%, 2/15/2050	1,950,000	2,211,462
Series A, 5.25%, 5/1/2038	2,030,000	2,152,346
Series A, 6.00%, 4/1/2038 (c)	2,175,000	2,530,234
Series A, 6.00%, 7/1/2043	200,000	216,067
Series A, 6.13%, 4/1/2049 (c)	500,000	582,121
Series A, 6.13%, 4/1/2058 (c)	3,390,000	3,926,858
Illinois State, General Obligation:
3.50%, 6/1/2029	140,000	152,377
3.50%, 6/1/2031	1,200,000	1,297,869
4.00%, 2/1/2030 (b)	255,000	290,340
4.00%, 1/1/2031	640,000	708,848
4.00%, 6/1/2032	300,000	332,687
4.00%, 6/1/2033	700,000	774,689
4.00%, 6/1/2034	270,000	298,201
4.00%, 6/1/2035	100,000	110,265
4.13%, 11/1/2031	260,000	293,719
4.50%, 11/1/2039	125,000	141,579
5.00%, 2/1/2023	325,000	341,086
5.00%, 5/1/2023	230,000	243,873
5.00%, 8/1/2024	1,220,000	1,252,579
5.00%, 2/1/2026	1,250,000	1,454,380
5.00%, 1/1/2027	100,000	115,486
5.00%, 6/1/2027	1,070,000	1,250,589
5.00%, 11/1/2027	400,000	472,692
5.00%, 3/1/2028	150,000	151,079
5.00%, 5/1/2028	700,000	768,605
5.00%, 1/1/2029	2,005,000	2,312,951
5.00%, 2/1/2029	1,175,000	1,388,468
5.00%, 4/1/2029	150,000	164,178
5.00%, 4/1/2030	695,000	760,367
5.00%, 3/1/2031	110,000	110,767
5.00%, 4/1/2032	100,000	109,335
5.00%, 3/1/2034	200,000	201,347
5.00%, 11/1/2034	120,000	141,005
5.00%, 3/1/2035	1,500,000	1,910,062
5.00%, 5/1/2035	140,000	153,380
5.00%, 3/1/2036	150,000	151,000
5.00%, 5/1/2036	125,000	136,825
5.00%, 11/1/2036	760,000	891,863
5.00%, 3/1/2037	900,000	1,075,252
5.00%, 11/1/2038	875,000	1,025,025
5.00%, 2/1/2039	1,200,000	1,299,873
5.00%, 5/1/2039	380,000	415,025
5.00%, 11/1/2040	180,000	210,495
5.00%, 1/1/2041	300,000	343,671
5.25%, 7/1/2028	750,000	803,693
5.25%, 2/1/2029	405,000	442,852
5.25%, 7/1/2029	100,000	107,112
5.25%, 2/1/2033	230,000	251,269

See accompanying notes to financial statements.
39

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 7/1/2024	$ 660,000	$ 710,113
5.50%, 7/1/2025	245,000	263,603
5.50%, 7/1/2026	120,000	129,111
5.50%, 7/1/2027	200,000	215,155
5.50%, 7/1/2033	665,000	713,006
5.50%, 7/1/2038	200,000	214,314
Series A, 4.00%, 1/1/2024	135,000	135,376
Series A, 4.00%, 5/1/2024	135,000	145,597
Series A, 4.00%, 1/1/2029	630,000	631,561
Series A, 4.00%, 1/1/2030	515,000	516,238
Series A, 4.50%, 12/1/2041	875,000	999,900
Series A, 4.63%, 5/1/2037	610,000	719,362
Series A, 5.00%, 10/1/2024	150,000	167,679
Series A, 5.00%, 12/1/2028	465,000	560,481
Series A, 5.00%, 5/1/2030	500,000	608,579
Series A, 5.00%, 10/1/2030	1,120,000	1,374,050
Series A, 5.00%, 12/1/2032	500,000	599,525
Series A, 5.00%, 1/1/2034	1,000,000	1,003,243
Series A, 5.00%, 4/1/2035	250,000	263,072
Series A, 5.00%, 5/1/2035	1,000,000	1,210,926
Series A, 5.00%, 12/1/2035	1,000,000	1,196,235
Series A, 5.00%, 4/1/2036	140,000	147,285
Series A, 6.00%, 5/1/2025	435,000	509,962
Series B, 5.00%, 12/1/2024	100,000	112,418
Series C, 4.00%, 10/1/2040	1,000,000	1,153,580
Series D, 5.00%, 11/1/2025	1,000,000	1,155,711
Series D, 5.00%, 11/1/2026	250,000	296,652
Series D, 5.00%, 11/1/2028	2,275,000	2,738,604
Illinois State, Sports Facilities Authority Revenue:
Zero Coupon, 6/15/2025 (b)	680,000	655,936
5.00%, 6/15/2032	220,000	277,987
Illinois, State Sales Tax Revenue:
Series A, 5.00%, 6/15/2026	725,000	853,138
Series A, 5.00%, 6/15/2027	250,000	293,930
Series D, 3.00%, 6/15/2031	710,000	750,766
Metropolitan Pier & Exposition Authority Revenue:
Zero Coupon, 12/15/2031 (b)	5,735,000	4,676,737
Zero Coupon, 12/15/2039 (b)	200,000	125,915
Zero Coupon, 6/15/2044 (b)	1,800,000	1,019,089
Zero Coupon, 6/15/2045 (b)	770,000	421,875
Zero Coupon, 6/15/2046	1,735,000	922,880
Zero Coupon, 6/15/2047 (b)	115,000	59,410
Zero Coupon, 12/15/2051	200,000	82,242
Zero Coupon, 12/15/2056 (b)	845,000	328,768
4.00%, 12/15/2042 (g)	2,000,000	2,299,207
4.00%, 12/15/2047 (g)	3,060,000	3,485,235
4.00%, 6/15/2050	12,000,000	13,473,854
4.00%, 6/15/2052 (g)	7,545,000	8,560,431
5.00%, 6/15/2042	205,000	252,133
5.00%, 6/15/2057	6,000,000	6,982,957
Series A, Zero Coupon, 6/15/2029 (b)	105,000	91,893
Security Description	Principal Amount	Value
Series A, Zero Coupon, 6/15/2031 (b)	$ 215,000	$ 177,658
Series A, Zero Coupon, 6/15/2034 (b)	190,000	144,801
Series A, Zero Coupon, 12/15/2034 (b)	220,000	165,120
Series A, Zero Coupon, 12/15/2035 (b)	140,000	102,108
Series A, Zero Coupon, 6/15/2037 (b)	650,000	448,584
Series A, 5.50%, 6/15/2029 (b)	615,000	722,695
Series B, Zero Coupon, 6/15/2027 (b)	125,000	115,258
Series B, Zero Coupon, 12/15/2041	395,000	228,337
Series B, 5.00%, 12/15/2026	115,000	117,429
Series B, 5.00%, 12/15/2040	100,000	113,325
Northeastern Illinois University Agency Revenue Series B, 5.00%, 4/1/2027 (b)	630,000	754,156
Northeastern Illinois University Certificate of Participation COPs, 4.10%, 10/1/2041	245,000	242,695
Northern Illinois Municipal Power Agency Revenue Series A, 5.00%, 12/1/2027	105,000	126,766
Rosemont, IL, General Obligation Series A, 5.00%, 12/1/2040 (b)	190,000	224,446
Will County, IL, Community High School District No. 210 Lincoln-Way, General Obligation Series B, Zero Coupon, 1/1/2033	340,000	256,239
		210,281,371
INDIANA — 0.6%
County of Allen, IN, Housing Revenue 6.00%, 2/1/2039	100,000	104,540
Indiana Municipal Power Agency Power Supply System Refunding Revenue Series A, 5.00%, 1/1/2033	1,000,000	1,183,489
Indiana State, Finance Authority, Environmental Revenue:
AMT, 7.00%, 3/1/2039 (c)	500,000	449,835
Series A, AMT, 6.75%, 5/1/2039	275,000	360,408
Indiana State, Finance Authority, Hospital Revenue:
3.75%, 10/1/2037	200,000	203,236
4.00%, 10/1/2036	640,000	783,470
AMT, 5.25%, 1/1/2051	1,000,000	1,070,613
Series A, 4.50%, 7/1/2053	250,000	190,366

See accompanying notes to financial statements.
40

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2032	$ 1,360,000	$ 1,379,200
Series A, 5.00%, 6/1/2039	125,000	126,656
Indianapolis Local Public Improvement Bond Bank Revenue AMT, 5.00%, 1/1/2027	750,000	843,435
Knox County, IN, Economic Development Authority Revenue Series A, 5.00%, 4/1/2042	3,060,000	3,094,098
Terre Haute, IN, Economic Development Solid Waste Facilities Revenue Series A, AMT, 7.25%, 12/1/2028 (e)	1,000,000	450,000
Valparaiso, IN, Exempt Facilities Revenue AMT, 6.75%, 1/1/2034	750,000	828,070
		11,067,416
IOWA — 0.6%
Iowa Finance Authority, Midwestern Disaster Area Revenue:
4.75%, 8/1/2042	2,295,000	2,334,455
5.25%, 12/1/2025	420,000	450,999
Series A, VRN, 5.25%, 12/1/2050 (a)	1,295,000	1,377,941
Iowa Higher Education Loan Authority Revenue 4.00%, 10/1/2025	380,000	395,198
Iowa State Finance Authority Revenue:
5.00%, 5/15/2041	545,000	607,911
Series A, 5.00%, 5/15/2043	115,000	130,768
Series A, 5.00%, 5/15/2048	1,000,000	1,131,174
Iowa Tobacco Settlement Authority Revenue:
Series A-2 CLASS 1, 4.00%, 6/1/2038	1,000,000	1,187,707
Series B-, Zero Coupon, 6/1/2065	8,265,000	1,539,792
Series B-1 CLA, 4.00%, 6/1/2049	1,625,000	1,867,863
PEFA Inc, Revenue 5.00%, 9/1/2049 (a)	500,000	584,370
		11,608,178
KANSAS — 0.3%
City Of Hutchinson, Kansas Hospital Facilities Revenue 5.00%, 12/1/2041	610,000	677,143
City of Wichita, KS, Health Care Facilities Authority Revenue:
5.00%, 5/15/2050	750,000	808,733
Series I, 5.00%, 5/15/2033	350,000	379,717
Security Description	Principal Amount	Value
Overland Park Development Corp. Revenue:
5.00%, 3/1/2024	$ 1,605,000	$ 1,669,889
5.00%, 3/1/2049	1,000,000	1,063,867
Overland Park, KS, Sales Tax Special Obligation Revenue 6.00%, 12/15/2032	200,000	115,197
Wichita, KS, Health Care Facilities Revenue Series IV-A, 5.63%, 5/15/2044	1,185,000	1,245,727
Wyandotte County-Kansas City Unified Gov't Revenue Zero Coupon, 12/1/2027 (b)	300,000	255,321
		6,215,594
KENTUCKY — 0.7%
City Of Murray, Kentucky Hospital Facilities Revenue 4.00%, 8/1/2034	220,000	233,611
Floyd County, KY, School District Finance Corp. Revenue 3.50%, 8/1/2033	235,000	252,980
Kentucky Municipal Power Agency, Power System Revenue:
Series A, 4.00%, 9/1/2039 (b)	140,000	153,540
Series A, 5.00%, 9/1/2023 (b)	135,000	144,778
Series A, 5.00%, 9/1/2025 (b)	425,000	490,052
Series A, 5.00%, 9/1/2026 (b)	160,000	185,567
Series A, 5.00%, 9/1/2030 (b)	1,180,000	1,362,197
Series A, 5.00%, 9/1/2042 (b)	125,000	143,602
Kentucky Public Energy Authority Revenue 4.00%, 12/1/2050 (a)	500,000	565,132
Kentucky, Asset Liability Commission Revenue:
Series A, 5.00%, 9/1/2024	790,000	883,519
Series A, 5.00%, 9/1/2026	120,000	133,940
Kentucky, Economic Development Finance Authority Revenue:
5.00%, 12/1/2045 (b)	550,000	672,279
5.25%, 6/1/2050	100,000	111,680
5.50%, 11/15/2035	105,000	110,658
Series A, 4.25%, 7/1/2035	3,645,000	3,966,143
Series A, 5.00%, 1/1/2045	825,000	921,777
Series A, 5.00%, 6/1/2045	2,525,000	2,944,874
Kentucky, State Turnpike Authority Revenue Series B, 5.00%, 7/1/2023	105,000	112,286
Louisville/Jefferson County Metropolitan Gov't Revenue VRN, 5.00%, 10/1/2047 (a)	500,000	540,097
		13,928,712

See accompanying notes to financial statements.
41

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
LOUISIANA — 0.7%
Calcasieu Parish, LA, Memorial Hospital Service District Hospital Revenue 5.00%, 12/1/2034	$ 2,000,000	$ 2,420,952
City of Shreveport, LA, Water & Sewer Revenue Series B, 3.00%, 12/1/2035 (b)	200,000	216,537
Jefferson Parish, LA, Economic Development & Port District Revenue Series A, 5.50%, 6/15/2038 (c)	1,175,000	1,342,316
Jefferson, LA, Sales Tax District Special Sales Tax Revenue Series B, 4.00%, 12/1/2037 (b)	100,000	119,602
Louisiana Citizens Property Insurance Corp. Revenue Series A, 5.00%, 6/1/2026	300,000	351,033
Louisiana Local Gov't Environmental Facilities & Community Development Authority 3.50%, 11/1/2032	275,000	301,214
Louisiana Local Gov't Environmental Facilities & Community DevelopmentAuthority Series A, 5.00%, 1/1/2049	1,500,000	1,561,902
Louisiana Public Facilities Authority 5.25%, 10/1/2046	130,000	144,737
Louisiana Public Facilities Authority Revenue:
4.00%, 5/15/2041	5,000	5,687
5.00%, 7/1/2047	300,000	344,903
Series A, 5.00%, 7/1/2046	500,000	562,070
Series A, 5.00%, 7/1/2051	385,000	431,916
New Orleans, LA, Aviation Board Revenue Series B, AMT, 5.00%, 1/1/2024	240,000	260,905
Parish of State James LA Revenue:
Series 2, 6.35%, 7/1/2040 (c)	1,000,000	1,317,862
Series 2, 6.35%, 10/1/2040 (c)	1,000,000	1,317,862
Shreveport, LA, Water & Sewer Revenue:
5.00%, 12/1/2040	250,000	288,891
Series A, 5.00%, 12/1/2036 (b)	260,000	316,588
Series B, 4.00%, 12/1/2041 (b)	480,000	541,616
Series C, 4.00%, 12/1/2033 (b)	365,000	421,050
Security Description	Principal Amount	Value
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue 4.00%, 12/1/2040 (a)	$ 450,000	$ 456,597
St. Tammany, LA, Public Trust Financing Authority Revenue 5.25%, 11/15/2037	250,000	268,807
		12,993,047
MAINE — 0.1%
Maine Finance Authority SOL Waste Disposal Revenue 5.38%, 12/15/2033 (c) (e)	100,000	55,000
Maine Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2043	200,000	214,002
Series A, 4.00%, 7/1/2041	100,000	109,876
Series A, 4.00%, 7/1/2046	310,000	338,755
Series A, 5.00%, 7/1/2046	45,000	51,482
Rumford, ME, Solid Waste Disposal Revenue AMT, 6.88%, 10/1/2026	525,000	525,708
		1,294,823
MARYLAND — 0.9%
Anne Arundel County, MD, Consolidated Special Taxing District Revenue 5.25%, 7/1/2044	310,000	328,462
Baltimore, MD, Special Obligation Bond Revenue:
5.00%, 9/1/2022	895,000	905,509
5.00%, 9/1/2023	210,000	215,797
5.00%, 9/1/2027	305,000	328,903
5.00%, 9/1/2028	750,000	807,529
5.00%, 9/1/2031	500,000	536,882
5.00%, 9/1/2039	1,250,000	1,331,240
5.00%, 9/1/2046	250,000	265,017
Series A, 4.50%, 9/1/2033	1,325,000	1,466,188
City of Brunswick, MD, Special Obligation:
4.00%, 7/1/2029	295,000	337,041
5.00%, 7/1/2036	474,000	556,186
County of Frederick, MD, Tax Incr Special Tax Revenue 3.75%, 7/1/2039	875,000	926,573
Howard County, MD, Special Obligation Bond, Tax Allocation 6.10%, 2/15/2044	425,000	445,713
Maryland Economic Development Corp., Revenue 5.75%, 9/1/2025	525,000	530,475
Maryland Economic Development Corp., Tax Allocation:
3.25%, 9/1/2030	595,000	659,843

See accompanying notes to financial statements.
42

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 9/1/2040	$ 325,000	$ 370,608
4.00%, 9/1/2050	1,600,000	1,808,535
4.38%, 7/1/2036	1,155,000	1,278,908
Maryland Health & Higher Educational Facilities Authority Revenue:
3.00%, 7/1/2046	600,000	634,637
5.00%, 7/1/2045	90,000	100,603
Series A, 5.00%, 7/1/2038	100,000	116,051
Series A, 5.50%, 1/1/2031	100,000	121,696
Series B, 5.25%, 8/15/2038 (b)	130,000	175,938
Prince George's County, MD, Special Obligation 5.13%, 7/1/2039 (c)	1,600,000	1,797,193
Rockville, MD, Health Facilities Authority Revenue:
5.00%, 11/1/2035	500,000	542,665
Series B, 5.00%, 11/1/2042	400,000	431,503
		17,019,695
MASSACHUSETTS — 0.8%
Commonwealth of Massachusetts Revenue 5.50%, 1/1/2027 (b)	1,100,000	1,346,696
Lowe, MA, Collegiate Charter School Revenue:
5.00%, 6/15/2039	100,000	108,527
5.00%, 6/15/2054	500,000	536,809
Massachusetts, Development Finance Agency Revenue:
4.13%, 10/1/2042 (c)	500,000	535,459
5.00%, 7/1/2026	500,000	593,178
5.00%, 11/15/2038 (c)	1,500,000	1,661,010
5.00%, 1/1/2041	240,000	266,448
5.00%, 10/1/2043	950,000	1,078,175
5.00%, 7/1/2044	500,000	594,232
5.00%, 1/1/2045	300,000	331,975
5.00%, 7/1/2047	870,000	831,252
5.00%, 7/1/2051 (c)	750,000	819,880
5.00%, 10/1/2057 (c)	1,420,000	1,532,321
Series A, 4.00%, 6/1/2049	1,760,000	2,014,848
Series A, 5.25%, 7/1/2034	10,000	10,102
Series A, 5.50%, 7/1/2044	325,000	329,198
Series D, 4.00%, 7/1/2045	350,000	376,898
Series F, 5.63%, 7/15/2036	120,000	126,700
Series I, 5.00%, 7/1/2029	560,000	658,875
Series J2, 5.00%, 7/1/2048	680,000	822,817
Series M, 5.00%, 10/1/2045	750,000	922,673
Massachusetts, Educational Financing Authority Revenue Series J, AMT, 3.50%, 7/1/2033	75,000	76,261
		15,574,334
Security Description	Principal Amount	Value
MICHIGAN — 1.4%
City Of Detroit, Unlimited Tax General Obligation:
5.00%, 4/1/2031	$ 500,000	$ 588,856
5.50%, 4/1/2050	135,000	166,946
Series A, 5.00%, 4/1/2046	250,000	305,693
Series A, 5.00%, 4/1/2050	2,000,000	2,436,515
Detroit, MI, Sewage Disposal System Revenue Series B, 5.50%, 7/1/2029 (b)	155,000	186,811
Eastern Michigan University Revenue Series A, 4.00%, 3/1/2044 (b)	165,000	186,783
Grand Rapids, MI, Economic Development Corp. Revenue:
5.00%, 11/1/2047	1,000,000	1,085,616
5.50%, 4/1/2039	3,000,000	2,989,798
Kalamazoo, Economic Development Limited Obligation Revenue Series A, 5.00%, 5/15/2055	3,000,000	3,357,475
Michigan State, Finance Authority Revenue:
3.88%, 10/1/2023	100,000	103,954
4.00%, 2/15/2044	245,000	283,557
4.00%, 11/15/2046	970,000	1,076,637
5.00%, 7/1/2033	100,000	106,877
Series A-2, 5.00%, 6/1/2040	1,655,000	2,089,721
Series A-CLASS 1, 4.00%, 6/1/2049	2,000,000	2,283,674
Series B, 5.00%, 7/1/2028	100,000	107,823
Series B, 5.00%, 7/1/2029	105,000	112,930
Series B, 5.00%, 7/1/2044	575,000	608,508
Series B-2-CLASS 2-CAB, Zero Coupon, 6/1/2065	14,540,000	1,958,695
Series D-2, 5.00%, 7/1/2034	400,000	456,658
Michigan State, Finance Authority, Ltd. Obligation Revenue:
4.40%, 4/1/2031 (c)	155,000	154,409
4.90%, 4/1/2041 (c)	260,000	258,379
5.00%, 7/1/2026	225,000	244,415
5.25%, 2/1/2027	500,000	555,218
5.25%, 2/1/2032	690,000	790,333
Michigan State, Strategic Fund, Ltd. Obligation Revenue:
5.00%, 6/30/2030	35,000	43,222
5.00%, 6/30/2031	665,000	817,878
5.00%, 12/31/2032	1,000,000	1,224,815
Michigan State, Tobacco Settlement Finance Authority Revenue Series B, Zero Coupon, 6/1/2052	715,000	82,019
Saline, MI, Economic Development Corp. Revenue 5.50%, 6/1/2047	1,000,000	1,008,756

See accompanying notes to financial statements.
43

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Wayne County Airport Authority Revenue:
AMT, 5.00%, 12/1/2039	$ 550,000	$ 614,217
AMT, 5.00%, 12/1/2044	285,000	318,276
Series B, 5.00%, 12/1/2039 (b)	700,000	786,031
		27,391,495
MINNESOTA — 0.6%
Anoka, MN, Housing Revenue 4.75%, 11/1/2035	150,000	161,660
Brooklyn, MN, Chart School Lease Revenue:
Series A, 4.75%, 7/1/2025	65,000	67,739
Series A, 5.00%, 3/1/2039	500,000	524,049
Series A, 5.50%, 7/1/2035	150,000	160,953
Forest Lake, MN, Charter School Lease Revenue:
5.00%, 7/1/2041	365,000	408,892
5.00%, 7/1/2056	2,125,000	2,335,488
Series A, 5.38%, 8/1/2050	1,000,000	1,140,230
Maple Grove, MN, Health Care Facilities Revenue 3.50%, 5/1/2034	100,000	108,854
Minneapolis, MN, Charter School Lease Revenue 5.00%, 12/1/2047 (c)	300,000	330,379
Rochester, MN, Health Care & Housing Revenue Series A, 4.50%, 8/1/2042	1,100,000	1,134,022
Saint Paul, MN, Housing & Redevelopment Authority, Housing & Health Care Facilities Revenue Series A, 5.00%, 12/1/2041	500,000	552,803
St. Cloud, MN, Chart School Lease Revenue Series A, 5.00%, 4/1/2046	150,000	134,471
St. Paul, MN, Housing & Redevelopment Authority Revenue:
5.00%, 9/1/2043	1,315,000	1,541,538
Series A, 4.63%, 3/1/2043	235,000	238,903
Series A, 5.30%, 7/1/2045	500,000	546,707
Series A, 5.75%, 7/1/2047 (c)	1,000,000	1,086,704
St. Paul, MN, Port Authority Revenue Series 7, AMT, 4.50%, 10/1/2037 (c)	255,000	258,225
St. Paul, MN, Senior Housing & Health Care Revenue 5.00%, 9/1/2042	145,000	153,648
Woodbury, MN, Housing & Redevelopment Authority Revenue:
5.00%, 12/1/2029	225,000	237,695
Security Description	Principal Amount	Value
5.25%, 12/1/2049	$ 340,000	$ 354,298
		11,477,258
MISSISSIPPI — 0.3%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue Series B, 6.70%, 4/1/2022	210,000	213,159
Mississippi State, Business Finance Corp. Revenue 4.55%, 12/1/2028	320,000	320,033
Mississippi State, Development Bank, Revenue:
3.50%, 9/1/2034 (b)	300,000	304,070
4.00%, 10/1/2035 (c)	500,000	544,934
Mississippi State, Gaming Tax Revenue Series A, 5.00%, 10/15/2032	605,000	750,967
Mississippi State, Hospital Equipment & Facilities Authority Revenue:
Series S, 5.00%, 9/1/2041	100,000	116,835
Series S, 5.00%, 9/1/2046	400,000	464,735
State of Mississippi Revenue Series A, 5.00%, 10/15/2036	500,000	618,012
Warren County, MS, Gulf Opportunity Revenue:
VRN, 1.38%, 8/1/2027 (a)	1,100,000	1,125,597
VRN, 1.38%, 5/1/2034 (a)	1,350,000	1,386,095
		5,844,437
MISSOURI — 0.7%
Boone County, MO, Hospital Revenue:
4.00%, 8/1/2038	150,000	161,900
5.00%, 8/1/2027	1,000,000	1,158,446
5.00%, 8/1/2029	70,000	80,284
Cape Coral, FL, Health Facilities Authority Revenue:
3.00%, 3/1/2046	370,000	380,799
4.00%, 3/1/2041	120,000	137,114
4.00%, 3/1/2046	100,000	113,092
I-470 Western Gateway Transportation Development District Revenue Series A, 5.25%, 12/1/2048 (c)	1,000,000	1,058,367
Jennings, MO, Revenue 5.00%, 11/1/2023	235,000	141,567
Kansas City, MO, Industrial Development Authority Revenue:
2.00%, 11/15/2046	200,616	9,998
AMT, 5.00%, 3/1/2031	1,000,000	1,240,763
5.00%, 3/1/2033	760,000	940,275
5.00%, 11/15/2046	449,515	444,452

See accompanying notes to financial statements.
44

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Kirkwood, Industrial Development Authority Revenue Series A, 5.25%, 5/15/2050	$ 500,000	$ 550,392
Lees Summit, MO, Industrial Development Authority, Hospital Authority Revenue 5.00%, 8/15/2032	730,000	816,758
Lees Summit, MO, Industrial Development Authority, Hospital Authority Revenue Series A, 5.00%, 8/15/2051	1,000,000	1,073,121
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue 6.00%, 5/1/2042	435,000	435,317
Missouri State, Health & Educational Facilities Authority Revenue Series A, 5.00%, 2/1/2042	115,000	127,094
Missouri, State Development Finance Board Revenue Series C, 3.50%, 3/1/2031	265,000	273,263
Missouri, State Health & Educational Facilities Authority Revenue:
4.25%, 8/1/2035	280,000	297,765
4.25%, 12/1/2042 (c)	450,000	495,756
5.00%, 5/1/2030	100,000	105,057
Series A, 4.00%, 2/15/2049	500,000	567,217
Series A, 5.00%, 2/1/2036	650,000	734,918
St. Louis County, MO, Industrial Development Authority Revenue:
5.00%, 12/1/2025	175,000	188,451
5.00%, 9/1/2038	350,000	392,489
5.00%, 9/1/2042	150,000	152,984
St. Louis, MO, Airport Revenue 5.50%, 7/1/2031 (b)	245,000	335,256
St. Louis, MO, Industrial Development Authority Revenue Series A, 4.75%, 11/15/2047	1,000,000	1,006,686
St. Louis, MO, Land Clearance Authority Revenue 5.00%, 6/1/2040	210,000	236,724
		13,656,305
MONTANA — 0.1%
City of Fort Worth MT, General Obligation Series A, 3.90%, 3/1/2031 (a)	680,000	703,072
Kalispell, MT, Housing & Healthcare Facilities Revenue Series A, 5.25%, 5/15/2047	100,000	108,048
Security Description	Principal Amount	Value
Missoula, MT, Water System Revenue Series A, 4.00%, 7/1/2044	$ 210,000	$ 243,338
Monroe County, PA, Industrial Development Authority Revenue 5.00%, 7/1/2048	325,000	379,281
		1,433,739
NEBRASKA — 0.2%
Central Plains Energy Project, NE, Gas Project Revenue:
Series A, 5.00%, 9/1/2028	200,000	245,999
Series A, 5.00%, 9/1/2032	1,000,000	1,306,697
Series A, 5.00%, 9/1/2035	1,250,000	1,697,836
Public Power Generation Agency Revenue 5.00%, 1/1/2026	600,000	677,474
		3,928,006
NEVADA — 0.4%
Carson City, NV, Hospital Revenue 5.00%, 9/1/2047	250,000	297,257
City of Las Vegas NV Special Improvement District No 816, Special Assessment 3.13%, 6/1/2051	210,000	211,988
City of Sparks, NV, Tourism Improvement District No.1 Revenue:
Series A, 2.50%, 6/15/2024 (c)	60,000	60,877
Series A, 2.75%, 6/15/2028 (c)	150,000	155,389
Clark County School District, General Obligation Series C, 3.00%, 6/15/2030	120,000	132,209
Clark County, NV, Department of Aviation Revenue Series A, 5.00%, 7/1/2025	165,000	190,592
Clark County, NV, Passenger Facility Charge Revenue 5.00%, 7/1/2025	120,000	138,612
Reno, NV, Sales Tax Revenue Zero Coupon, 7/1/2058 (c)	1,000,000	176,133
State of Nevada Department of Business & Industry Revenue:
5.75%, 2/15/2038 (c)	1,095,000	1,102,969
AMT, 5.88%, 12/15/2027 (c)	660,530	740,071
AMT, 6.25%, 12/15/2037 (c)	2,280,000	2,449,214
6.95%, 2/15/2038 (c)	1,000,000	1,074,826
Series A, 4.50%, 12/15/2029 (c)	725,000	796,350
Series A, 5.00%, 12/15/2038 (c)	750,000	826,878
		8,353,365

See accompanying notes to financial statements.
45

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
NEW HAMPSHIRE — 0.8%
National Finance Authority, NH, Revenue:
3.00%, 8/15/2046	$ 1,560,000	$ 1,644,180
3.00%, 8/15/2051	1,440,000	1,508,774
4.00%, 1/1/2051	1,330,000	1,436,154
4.88%, 11/1/2042 (c)	1,855,000	1,929,368
5.00%, 7/1/2031 (c)	1,135,000	1,284,482
5.00%, 7/1/2041 (c)	1,855,000	2,055,158
Series A, VRN, 3.63%, 7/1/2043 (a) (c)	2,960,000	3,104,068
Series B, AMT, VRN, 3.75%, 7/1/2045 (a) (c)	1,450,000	1,526,137
New Hampshire Health and Education Facilities Authority Revenue Series A, 6.13%, 7/1/2052 (c) (e)	350,000	185,500
		14,673,821
NEW JERSEY — 6.6%
Bayonne, NJ, Redevelopment Agency Revenue Series A, AMT, 5.38%, 11/1/2035	445,000	445,007
Casino Reinvestment Development Authority Revenue 5.25%, 11/1/2044	500,000	540,955
City of Atlantic City NJ, General Obligation 5.00%, 12/1/2025	120,000	124,529
Garden, State Preservation Trust Revenue Series B, Zero Coupon, 11/1/2023 (b)	100,000	98,600
Gloucester County, NJ, Pollution Control Financing Authority Revenue Series A, AMT, 5.00%, 12/1/2024	470,000	502,151
New Jersey, Economic Development Authority Revenue:
4.13%, 7/1/2030	110,000	113,667
4.25%, 6/15/2027	635,000	645,319
4.38%, 1/1/2024	565,000	572,946
5.00%, 6/15/2024	100,000	102,024
5.00%, 3/1/2026	495,000	498,578
5.00%, 6/15/2027	500,000	606,710
5.00%, 10/1/2037	100,000	117,676
5.00%, 6/15/2040	840,000	924,788
5.00%, 11/1/2044	500,000	610,080
AMT, 5.13%, 9/15/2023	530,000	548,571
AMT, 5.13%, 1/1/2039 (b)	720,000	787,571
AMT, 5.25%, 9/15/2029	50,000	51,703
5.25%, 1/1/2044	750,000	764,702
Security Description	Principal Amount	Value
AMT, 5.75%, 9/15/2027	$ 5,835,000	$ 5,979,946
7.10%, 11/1/2031 (f)	1,000,000	—
Series A, 3.38%, 7/1/2030	555,000	586,268
Series A, 4.00%, 11/1/2027	525,000	611,878
Series A, 5.00%, 7/1/2027	500,000	612,947
Series A, 5.00%, 7/1/2033	1,225,000	1,449,484
Series A, 5.00%, 6/1/2036	490,000	544,065
Series A, 5.00%, 6/15/2047	510,000	603,169
Series A, 5.50%, 6/15/2031	500,000	612,221
Series AAA, 4.13%, 6/15/2025	365,000	406,986
Series AAA, 5.00%, 6/15/2036	300,000	353,316
Series AAA, 5.00%, 6/15/2041	500,000	584,833
Series B, Zero Coupon, 7/1/2027 (b)	160,000	149,903
Series B, 5.00%, 11/1/2023	1,450,000	1,568,830
Series B, AMT, 5.63%, 11/15/2030	1,000,000	1,097,041
Series BBB, 4.75%, 6/15/2031	665,000	774,685
Series BBB, 5.50%, 6/15/2031	900,000	1,095,582
Series B-REMK 10, 5.00%, 6/15/2043	920,000	1,111,847
Series C, 4.00%, 6/15/2047	155,000	172,462
Series C, 5.00%, 6/15/2047	365,000	431,680
Series DDD, 5.00%, 6/15/2030	540,000	656,801
Series EEE, 5.00%, 6/15/2038	1,205,000	1,470,044
Series MMM, 4.00%, 6/15/2036	335,000	389,722
Series N-1, 5.50%, 9/1/2023 (b)	100,000	108,310
Series NN, 5.00%, 3/1/2024	1,130,000	1,189,056
Series NN, 5.00%, 3/1/2025	310,000	326,175
Series NN, 5.00%, 3/1/2027	100,000	105,192
Series NN, 5.00%, 3/1/2028	1,075,000	1,130,690
Series NN, 5.00%, 3/1/2030	505,000	530,980
Series PP, 5.00%, 6/15/2025	100,000	110,647
Series PP, 5.00%, 6/15/2031	245,000	270,899
Series QQQ, 4.00%, 6/15/2037	660,000	770,729
Series QQQ, 4.00%, 6/15/2050	210,000	239,814
Series QQQ, 5.00%, 6/15/2028	750,000	930,092
Series UU, 5.00%, 6/15/2034	355,000	392,232
Series WW, 5.00%, 6/15/2035	500,000	569,081
Series WW, 5.00%, 6/15/2036	240,000	272,920
Series WW, 5.00%, 6/15/2037	390,000	443,073
Series XX, 4.25%, 6/15/2026	2,595,000	2,900,137

See accompanying notes to financial statements.
46

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series XX, 4.38%, 6/15/2027	$ 175,000	$ 195,624
Series XX, 5.00%, 6/15/2025	1,450,000	1,659,900
Series XX, 5.00%, 6/15/2026	880,000	1,005,219
New Jersey, Educational Facilities Authority Revenue:
3.50%, 6/15/2027	125,000	132,027
3.50%, 7/1/2031	215,000	230,703
Series A, 3.00%, 7/1/2050	655,000	682,597
Series B, 5.00%, 9/1/2036	300,000	350,144
Series B, 5.50%, 9/1/2032	150,000	180,455
New Jersey, Health Care Facilities Financing Authority Revenue:
4.00%, 7/1/2048	175,000	192,233
5.00%, 10/1/2026	500,000	595,423
5.00%, 9/15/2027	170,000	182,450
5.00%, 10/1/2027	905,000	1,106,158
5.00%, 10/1/2028	100,000	122,776
5.75%, 7/1/2037	970,000	973,095
New Jersey, Transportation Trust Fund Authority Revenue:
3.75%, 6/15/2033	500,000	564,016
4.50%, 6/15/2049	990,000	1,152,510
5.00%, 6/15/2028	900,000	1,057,408
5.00%, 6/15/2037	560,000	710,262
5.25%, 6/15/2043	500,000	613,636
Series A, , 12/15/2025	1,610,000	1,538,676
Series A, Zero Coupon, 12/15/2027	820,000	750,732
Series A, Zero Coupon, 12/15/2028	100,000	89,377
Series A, Zero Coupon, 12/15/2029	900,000	782,773
Series A, Zero Coupon, 12/15/2030	265,000	224,412
Series A, Zero Coupon, 12/15/2033	285,000	222,038
Series A, Zero Coupon, 12/15/2035	615,000	451,648
Series A, 4.00%, 12/15/2031	1,315,000	1,541,531
Series A, 5.00%, 6/15/2024	120,000	132,776
Series A, 5.00%, 12/15/2024	270,000	304,568
Series A, 5.00%, 12/15/2025	250,000	290,779
Series A, 5.00%, 12/15/2026	650,000	778,519
Series A, 5.00%, 12/15/2028	100,000	125,281
Series A, 5.00%, 6/15/2029	175,000	205,220
Series A, 5.00%, 12/15/2029	350,000	436,250
Series A, 5.00%, 6/15/2031	505,000	589,539
Series A, 5.00%, 12/15/2035	1,000,000	1,226,019
Series A, 5.50%, 12/15/2023	2,085,000	2,289,371
Series A, 5.75%, 6/15/2023 (b)	165,000	177,631
Series -A, Zero Coupon, 12/15/2032	1,090,000	872,957
Series -A, Zero Coupon, 12/15/2038	140,000	93,303
Security Description	Principal Amount	Value
Series AA, 4.00%, 6/15/2036	$ 400,000	$ 468,292
Series AA, 4.00%, 6/15/2037	250,000	291,943
Series AA, 4.00%, 6/15/2039	1,000,000	1,163,035
Series AA, 4.00%, 6/15/2040	1,000,000	1,161,033
Series AA, 4.00%, 6/15/2050	5,900,000	6,737,643
Series AA, 4.75%, 6/15/2035	260,000	290,204
Series AA, 4.75%, 6/15/2038	185,000	205,962
Series AA, 5.00%, 6/15/2024	100,000	106,639
Series AA, 5.00%, 6/15/2025	2,010,000	2,300,965
Series AA, 5.00%, 6/15/2026	1,010,000	1,090,742
Series AA, 5.00%, 6/15/2029	150,000	153,168
Series AA, 5.00%, 6/15/2033	150,000	153,168
Series AA, 5.00%, 6/15/2036	1,305,000	1,386,002
Series AA, 5.00%, 6/15/2038	730,000	781,091
Series AA, 5.00%, 6/15/2044	780,000	856,422
Series AA, 5.00%, 6/15/2045	2,250,000	2,794,182
Series AA, 5.25%, 6/15/2029	90,000	103,680
Series AA, 5.25%, 6/15/2030	280,000	299,058
Series AA, 5.25%, 6/15/2031	675,000	777,101
Series AA, 5.25%, 6/15/2033	120,000	128,018
Series AA, 5.25%, 6/15/2041	200,000	228,256
Series B, 3.50%, 6/15/2046	1,395,000	1,495,657
Series B, 4.00%, 6/15/2036	200,000	229,512
Series B, 4.00%, 6/15/2050	1,860,000	2,090,046
Series B, 5.00%, 6/15/2035	2,000,000	2,453,255
Series B, 5.25%, 12/15/2023 (b)	230,000	251,431
Series BB, 4.00%, 6/15/2037	3,700,000	4,230,409
Series BB, 4.00%, 6/15/2044	390,000	439,883
Series BB, 5.00%, 6/15/2050	500,000	599,238
Series C, Zero Coupon, 12/15/2024 (b)	1,130,000	1,100,640
Series C, Zero Coupon, 12/15/2028 (b)	125,000	112,495
Series C, Zero Coupon, 12/15/2030	550,000	469,909
Series C, Zero Coupon, 12/15/2032	700,000	571,042
Series C-REMK 11/25/14, 5.25%, 6/15/2032	500,000	567,079
Series D, 5.00%, 12/15/2024	645,000	727,579
Series D, 5.25%, 12/15/2023	1,135,000	1,240,757
New Jersey, Turnpike Authority Revenue:
5.00%, 1/1/2045	500,000	561,973
Series E, 5.00%, 1/1/2034	300,000	337,279
Newark, NJ, Housing Authority Scholarship Foundation Revenue 5.00%, 1/1/2032 (b)	435,000	516,313
South Jersey Transportation Authority Revenue:
Series A, 5.00%, 11/1/2031 (b)	750,000	953,521
Series A, 5.00%, 11/1/2041 (b)	925,000	1,170,984

See accompanying notes to financial statements.
47

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
South Jersey, NJ, Port Corp. Revenue:
Series B, AMT, 5.00%, 1/1/2036	$ 150,000	$ 176,905
Series B, AMT, 5.00%, 1/1/2042	750,000	874,716
Series B, AMT, 5.00%, 1/1/2048	500,000	580,826
State of New Jersey General Obligation:
4.00%, 6/1/2032	180,000	189,398
5.00%, 6/1/2024	1,500,000	1,660,254
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, 5.25%, 6/1/2046	5,905,000	7,053,798
Series B, 3.20%, 6/1/2027	830,000	840,225
Series B, 5.00%, 6/1/2046	6,500,000	7,569,496
		124,980,574
NEW MEXICO — 0.1%
City of Santa Fe NM Retmnt Facilities Rvenue Series A, 5.00%, 5/15/2044	330,000	369,552
Mariposa East Public Improvement District, Special Assessment Series C, 5.90%, 9/1/2032	180,000	184,435
New Mexico Hospital Equipment Loan Council Revenue Series A, 5.00%, 7/1/2049	500,000	547,813
Winrock Town Center, NM, Tax Increment Development District No. 1,Tax Allocation 6.00%, 5/1/2040 (c)	574,000	582,916
		1,684,716
NEW YORK — 9.0%
Brooklyn Arena, NY, Local Development Corp. Revenue:
Zero Coupon, 7/15/2047	440,000	212,567
Series A, 3.00%, 7/15/2043 (b)	1,225,000	1,271,248
Series A, 5.00%, 7/15/2042	5,000,000	5,763,600
Build NYC Resource Corp., NY, Revenue:
AMT, 5.00%, 1/1/2035 (c)	265,000	293,349
5.00%, 11/1/2039	250,000	270,996
5.25%, 11/1/2034	250,000	273,864
5.50%, 11/1/2044	500,000	546,520
Series A, 5.00%, 6/1/2047 (c)	150,000	165,714
Series A, 5.00%, 6/15/2051 (c)	500,000	587,572
Series A1, 5.25%, 6/1/2040 (c)	720,000	744,812
Series A1, 5.50%, 6/1/2055 (c)	610,000	630,351
Series B, 5.00%, 6/1/2055 (c)	1,215,000	1,279,184
Security Description	Principal Amount	Value
Dutchess County, NY, Local Development Corp. Revenue:
5.00%, 7/1/2027	$ 770,000	$ 910,142
Series A, 5.00%, 7/1/2045	725,000	825,536
Series A, 5.00%, 7/1/2051 (c)	800,000	952,156
Series B, 4.00%, 7/1/2044	400,000	462,314
Series B, 4.00%, 7/1/2049	400,000	459,737
Erie County, NY, Tobacco Asset Securitization Corp. Revenue:
Series A, 5.00%, 6/1/2038	175,000	175,228
Series A, 5.00%, 6/1/2045	635,000	635,823
Glen Cove, NY, Local Economic Assistance Corp. Revenue:
5.00%, 1/1/2056	3,500,000	3,842,764
Series B, Zero Coupon, 1/1/2045	2,000,000	804,573
Series C, 5.63%, 1/1/2055	620,000	665,117
Hempstead Town Local Development Corp. Revenue 5.53%, 2/1/2040	850,000	984,035
Hudson Yards Infrastructure Corp., NY, Revenue Series A, 4.00%, 2/15/2036	120,000	136,027
Jefferson County Civic Facility Development Corp. Revenue 5.00%, 11/1/2037	1,185,000	1,367,862
Jefferson County, NY, Industrial Development Revenue AMT, 5.25%, 1/1/2024 (c)	215,000	210,326
Metropolitan Transportation Authority Revenue:
4.00%, 11/15/2034	500,000	514,144
4.00%, 11/15/2038	750,000	771,010
Series A-1, 5.00%, 11/15/2040	560,000	625,977
Series A-1-GROUP 1, 4.00%, 11/15/2041	660,000	775,172
Series A-1-GROUP 1, 5.00%, 11/15/2047	520,000	632,387
Series A-1-GROUP 1, 5.00%, 11/15/2049	1,500,000	1,821,776
Series B, 5.00%, 11/15/2026	115,000	136,683
Series B, 5.00%, 11/15/2037	625,000	725,912
Series B, 5.00%, 11/15/2052	620,000	744,894
Series B, 5.25%, 11/15/2032	1,000,000	1,097,684
Series C, 4.00%, 11/15/2033	205,000	211,504
Series C, 5.00%, 11/15/2032	550,000	608,969
Series C-1, 3.25%, 11/15/2036	290,000	310,796
Series C-1, 4.75%, 11/15/2045	825,000	988,450
Series C-1, 5.00%, 11/15/2026	500,000	594,189
Series C-1, 5.00%, 11/15/2029	850,000	1,029,101
Series C-1, 5.00%, 11/15/2031	425,000	485,627

See accompanying notes to financial statements.
48

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series C-1, 5.25%, 11/15/2056	$ 450,000	$ 526,253
Series C-2, Zero Coupon, 11/15/2027	715,000	655,052
Series C-2, Zero Coupon, 11/15/2032	300,000	240,468
Series C-2, Zero Coupon, 11/15/2040	1,000,000	626,205
Series C-GROUP 2, 4.00%, 11/15/2045 (b)	1,400,000	1,624,975
Series D, 3.00%, 11/15/2032	215,000	227,503
Series D, 4.00%, 11/15/2032	550,000	565,801
Series D, 4.00%, 11/15/2042	1,725,000	1,926,882
Series D, 5.00%, 11/15/2039	585,000	645,995
Series D-3, 4.00%, 11/15/2049	785,000	892,116
Series E, 5.00%, 11/15/2038	1,000,000	1,070,536
Monroe County, PA, Industrial Development Corp. Revenue:
3.00%, 12/1/2040	850,000	890,897
5.00%, 1/1/2040	590,000	661,008
5.00%, 1/1/2050	500,000	556,516
MTA Hudson Rail Yards Trust Obligations Revenue Series A, 5.00%, 11/15/2056	660,000	701,424
Nassau County Local Economic Assistance Corp. 5.00%, 7/1/2027	200,000	203,600
Nassau County, NY, Tobacco Settlement Corp. Revenue:
Series A-2, 5.25%, 6/1/2026	610,000	625,346
Series A-3, 5.00%, 6/1/2035	2,385,000	2,416,772
Series A-3, 5.13%, 6/1/2046	635,000	645,076
New York City Industrial Development Agency Revenue:
Zero Coupon, 3/1/2033 (b)	530,000	425,709
Zero Coupon, 3/1/2045 (b)	575,000	321,030
4.00%, 3/1/2045	750,000	851,917
Series A, 5.00%, 1/1/2028 (b)	500,000	613,909
New York City, Housing Development Corp. Series 2014-8SPR, Class D, 3.00%, 2/15/2048	100,000	101,918
New York City, NY, Industrial Development Agency Revenue:
Zero Coupon, 3/1/2036 (b)	340,000	251,325
5.50%, 7/1/2035 (b)	235,000	303,179
5.75%, 10/1/2037 (e)	1,000,000	800,000
Series A, AMT, 5.00%, 7/1/2022	690,000	703,900
New York County, NY, Counties Tobacco Trust IV Revenue:
Series A, 5.00%, 6/1/2042	1,545,000	1,562,076
Series A, 5.00%, 6/1/2045	885,000	892,868
Security Description	Principal Amount	Value
New York County, NY, Counties Tobacco Trust V Revenue Series S 3, Zero Coupon, 6/1/2055	$ 10,000,000	$ 1,053,877
New York County, NY, Counties Tobacco Trust VI Revenue:
2.45%, 6/1/2042	620,000	619,803
3.75%, 6/1/2045	225,000	234,087
5.00%, 6/1/2045	930,000	1,042,555
New York Liberty Development Corp. Revenue 5.25%, 10/1/2035	825,000	1,164,901
New York State Dormitory Authority Revenue:
4.00%, 8/1/2036	985,000	1,122,344
4.00%, 9/1/2050	500,000	568,168
5.00%, 7/1/2023	535,000	572,789
5.00%, 10/1/2026	165,000	197,194
5.25%, 7/1/2031 (b)	265,000	311,030
Series A, 4.00%, 11/1/2026	360,000	360,409
Series A, 4.00%, 7/1/2034	885,000	1,066,539
Series A, 5.00%, 7/1/2029	1,340,000	1,603,744
Series A, 5.00%, 8/1/2032	130,000	158,307
Series A, 5.00%, 7/1/2034	615,000	710,851
Series A, 5.00%, 7/1/2036	500,000	596,988
Series A, 5.00%, 7/1/2046	850,000	1,007,906
New York State Environmental Facilities Corp. Revenue VRN, 2.75%, 9/1/2050 (a)	1,475,000	1,523,700
New York State, Convention Center Development Corp. Revenue:
Zero Coupon, 11/15/2045	700,000	375,001
5.00%, 11/15/2026	700,000	813,014
Series B, Zero Coupon, 11/15/2036	235,000	168,121
New York State, Dormitory Authority Revenue:
5.00%, 8/1/2034	915,000	1,111,083
Series A, 4.25%, 5/1/2042	285,000	294,214
Series A, 5.15%, 7/1/2024 (b)	500,000	534,352
Series A, 5.50%, 1/1/2039	400,000	436,415
Series A, 5.50%, 1/1/2044	850,000	923,473
New York State, Liberty Development Corp. Revenue:
7.25%, 11/15/2044 (c)	2,815,000	3,118,768
Series 1, 5.00%, 11/15/2044 (c)	6,275,000	6,873,476
Series 2, 5.00%, 9/15/2043	150,000	151,377
Series 2, 5.38%, 11/15/2040 (c)	2,220,000	2,468,826
New York State, Thruway Authority Revenue:
Series B, 4.00%, 1/1/2045 (b)	1,000,000	1,162,052
Series L, 5.00%, 1/1/2033	610,000	746,002
Series N, 3.00%, 1/1/2049	510,000	538,004

See accompanying notes to financial statements.
49

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
New York State, Transportation Development Corp. Revenue:
AMT, 2.25%, 8/1/2026	$ 400,000	$ 414,292
AMT, 3.00%, 8/1/2031	330,000	358,924
AMT, 4.00%, 10/1/2030	1,000,000	1,167,685
AMT, 4.00%, 1/1/2036	910,000	1,022,233
4.38%, 10/1/2045	9,220,000	10,661,439
AMT, 5.00%, 1/1/2023	475,000	494,852
AMT, 5.00%, 8/1/2026	2,790,000	2,815,932
AMT, 5.00%, 1/1/2027	350,000	417,757
5.00%, 1/1/2028	275,000	336,023
AMT, 5.00%, 1/1/2029	120,000	145,748
AMT, 5.00%, 1/1/2030	365,000	440,740
AMT, 5.00%, 1/1/2031	2,540,000	3,054,704
AMT, 5.00%, 8/1/2031	3,930,000	3,966,528
AMT, 5.00%, 1/1/2032	2,000,000	2,400,779
5.00%, 10/1/2035	4,875,000	6,046,876
AMT, 5.00%, 1/1/2036	5,500,000	6,557,917
AMT, 5.00%, 12/1/2036	1,600,000	2,015,773
AMT, 5.00%, 10/1/2040	1,035,000	1,272,188
AMT, 5.00%, 7/1/2046	1,500,000	1,646,551
AMT, 5.25%, 8/1/2031	1,385,000	1,653,705
AMT, 5.38%, 8/1/2036	740,000	931,907
Series A, AMT, 4.00%, 7/1/2037 (b)	100,000	107,684
Series A, AMT, 4.00%, 12/1/2039	1,675,000	1,927,196
Series A, AMT, 4.00%, 12/1/2042	1,505,000	1,714,040
Series A, AMT, 5.00%, 7/1/2030	170,000	187,561
Series A, 5.00%, 12/1/2035	1,305,000	1,647,879
Series A, AMT, 5.00%, 12/1/2037	1,270,000	1,596,508
Series A, AMT, 5.00%, 7/1/2041	515,000	565,883
Polk County, OR, Hospital Facility Authority Revenue:
AMT, 4.00%, 11/1/2059	610,000	699,878
5.00%, 9/1/2028	755,000	957,776
5.00%, 10/15/2033	515,000	596,357
Port Authority of New York & New Jersey Revenue:
Series 221, AMT, 4.00%, 7/15/2045	960,000	1,103,985
Series 223, AMT, 5.00%, 7/15/2056	975,000	1,220,981
Ramapo, NY, Local Development Corp. Revenue 5.00%, 3/15/2041	385,000	395,546
Suffolk, NY, Tobacco Asset Securitization Corp. Revenue 4.00%, 6/1/2050	500,000	584,900
Syracuse, NY, Industrial Development Agency Revenue:
AMT, 5.00%, 1/1/2030	150,000	145,604
Security Description	Principal Amount	Value
AMT, 5.00%, 1/1/2031	$ 2,070,000	$ 1,992,665
AMT, 5.00%, 1/1/2032	100,000	95,610
AMT, 5.00%, 1/1/2033	150,000	141,984
TSASC, Inc., NY, Revenue:
Series A, 5.00%, 6/1/2029	535,000	644,731
Series B, 5.00%, 6/1/2045	7,875,000	8,755,418
Series B, 5.00%, 6/1/2048	2,950,000	3,241,525
Westchester County, NY, Healthcare Corp. Revenue Series A, 5.00%, 11/1/2044	329,000	359,734
Westchester County, NY, Industrial Development Agency Revenue AMT, 7.00%, 6/1/2046 (c)	700,000	743,087
Westchester County, NY, Local Development Corp. Revenue 3.75%, 11/1/2037	275,000	288,840
Westchester Tobacco Asset Securitization, NY Revenue Series C, 5.13%, 6/1/2051	165,000	187,674
		170,430,917
NORTH CAROLINA — 0.3%
Nash, NC, Health Care Systems Revenue 5.00%, 11/1/2041	110,000	110,909
North Carolina State, Medical Care Commission Revenue:
4.00%, 3/1/2051	1,500,000	1,624,296
5.00%, 7/1/2045	500,000	533,942
Series A, 4.00%, 7/1/2044	500,000	535,305
Series A, 5.00%, 7/1/2044	500,000	558,457
North Carolina Turnpike Authority Revenue 5.00%, 2/1/2024	875,000	953,675
North Carolina, Department of Transportation Revenue:
AMT, 5.00%, 12/31/2037	250,000	275,282
AMT, 5.00%, 6/30/2054	575,000	626,167
		5,218,033
NORTH DAKOTA — 0.1%
Grand Forks, Health Care System Revenue 4.00%, 12/1/2046	500,000	578,333
University of North Dakota, Certificate Participation Series A, COPs, 2.50%, 6/1/2054	500,000	488,069
Williston, ND, Parks & Recreation District Revenue Series A, 4.00%, 3/1/2032	115,000	112,364
		1,178,766
OHIO — 4.2%
Akron Bath Copley JT Township Hospital District Revenue 4.00%, 11/15/2038	600,000	702,394

See accompanying notes to financial statements.
50

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Series A-2-CLASS 1, 4.00%, 6/1/2048	$ 1,250,000	$ 1,405,496
Series A-2-CLASS 1, 5.00%, 6/1/2035	540,000	681,525
Series B-, Zero Coupon, 6/1/2057	10,000,000	1,655,137
Series B-2, 5.00%, 6/1/2055	38,570,000	44,791,827
City of Chillicothe, OH, Hospital Facilities Revenue 5.00%, 12/1/2037	285,000	340,742
City of Cleveland OH Revenue AMT, 5.38%, 9/15/2027	1,310,000	1,314,571
Cleveland-Cuyahoga County Port Authority, Tax Allocation 4.50%, 12/1/2055 (c)	100,000	106,285
County of Hamilton, OH, Health Care Revenue:
3.75%, 8/15/2050	750,000	838,416
5.00%, 1/1/2051	750,000	814,564
County of Licking, OH, Health Care Revenue Series A, 5.88%, 7/1/2035	62,989	47,118
County of Montgomery, OH, Hospital Facilities Revenue 5.00%, 2/15/2048	390,000	403,506
County of Wood OH, Revenue 5.00%, 12/1/2042	160,000	167,004
Cuyahoga County, OH, Hospital Revenue:
5.00%, 2/15/2028	250,000	296,873
5.00%, 2/15/2042	200,000	234,236
5.00%, 2/15/2057	200,000	232,730
5.25%, 2/15/2047	100,000	118,487
5.50%, 2/15/2052	785,000	938,169
5.50%, 2/15/2057	1,500,000	1,784,541
Franklin County Convention Facilities Authority Revenue:
5.00%, 12/1/2034	1,010,000	1,175,376
5.00%, 12/1/2044	670,000	763,172
5.00%, 12/1/2051	1,060,000	1,197,924
Jefferson County Port Authority Revenue AMT, 3.50%, 12/1/2051 (c)	4,250,000	4,324,782
Lake County, OH, Port & Economic Development Authority Revenue Series A, 6.75%, 12/1/2052 (c) (e)	550,000	192,500
Licking County, OH, Health Care Facilities Revenue Series A, 6.00%, 7/1/2050	50,391	37,695
Lucas, OH, Hospital Revenue Series A, 4.13%, 11/15/2042 (b)	600,000	680,191
Security Description	Principal Amount	Value
Montgomery County, OH, Hospital Revenue 6.25%, 4/1/2049 (c)	$ 500,000	$ 244,510
Muskingum County, OH, Hospital Facilities Revenue:
5.00%, 2/15/2033	1,000,000	1,039,607
5.00%, 2/15/2044	200,000	207,135
Ohio Air Quality Development Authority Revenue:
AMT, VRN, 2.50%, 11/1/2042 (a)	1,750,000	1,917,838
2.60%, 6/1/2041 (a)	200,000	210,208
3.25%, 9/1/2029	3,000,000	3,246,914
Ohio State, Air Quality Development Authority Revenue:
AMT, 4.25%, 1/15/2038 (c)	215,000	245,238
5.00%, 7/1/2049 (c)	2,270,000	2,653,830
AMT, 6.75%, 6/1/2024	700,000	702,487
Ohio State, Higher Educational Facility Commission Revenue:
3.25%, 12/1/2036	100,000	106,713
5.00%, 12/1/2050	1,000,000	1,153,742
Ohio State, Turnpike Commission Revenue Series A-2, Zero Coupon, 2/15/2037	290,000	205,088
Port of Greater Cincinnati Development Authority Revenue Series B, 5.00%, 12/1/2046	240,000	249,627
Portage County, OH, Port Authority Revenue 5.00%, 6/1/2044	475,000	480,539
Southeastern, OH, Port Authority, Hospital Facilities Revenue:
5.00%, 12/1/2022	145,000	149,808
5.00%, 12/1/2043	250,000	264,227
5.50%, 12/1/2043	400,000	431,197
5.75%, 12/1/2032	200,000	206,552
6.00%, 12/1/2042	550,000	567,424
		79,527,945
OKLAHOMA — 0.8%
Norman, OK, Regional Hospital Authority 3.25%, 9/1/2039	555,000	596,064
Oklahoma Development Finance Authority Revenue:
5.00%, 7/1/2035	105,000	112,995
Series A, 5.00%, 8/1/2047	935,000	1,029
Series B, 5.00%, 8/15/2028	400,000	492,390
Series B, 5.00%, 8/15/2038	350,000	423,692
Series B, 5.25%, 8/15/2043	3,105,000	3,806,330
Series B, 5.25%, 8/15/2048	2,250,000	2,750,334
Series B, 5.50%, 8/15/2052	1,000,000	1,235,369

See accompanying notes to financial statements.
51

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.50%, 8/15/2057	$ 3,195,000	$ 3,940,262
Payne County, OK, Economic Development Authority Revenue:
4.75%, 11/1/2023 (e)	199,640	499
Series A, 6.88%, 11/1/2046 (e)	33,274	83
Tulsa, OK, Airports Improvement Trust Revenue:
AMT, VRN, 5.00%, 6/1/2035 (a)	1,000,000	1,115,992
Series B-REMK-06/11/13, AMT, 5.50%, 12/1/2035	700,000	741,138
		15,216,177
OREGON — 0.7%
Multnomah County, OR, Hospital Facilities Authority Revenue:
4.00%, 12/1/2056	4,500,000	4,909,486
Series A, 5.50%, 10/1/2049	1,000,000	1,071,005
Oregon State, Business Development Commission Revenue:
Series A, AMT, 6.50%, 4/1/2031 (c) (e)	2,000,000	120,000
Series D, AMT, 6.50%, 4/1/2031 (c) (e)	750,000	45,000
Polk County, OR, Hospital Facility Authority Revenue 5.38%, 7/1/2045	1,630,000	1,689,988
Port of Portland OR Airport Revenue:
Series TWENTY-SEVEN-A, AMT, 4.00%, 7/1/2050	1,000,000	1,143,102
Series TWENTY-SEVEN-A, AMT, 5.00%, 7/1/2038	605,000	761,222
Yamhill County Hospital Authority Revenue:
5.00%, 11/15/2036	300,000	327,872
Series A, 5.00%, 11/15/2046	640,000	745,851
Series A, 5.00%, 11/15/2051	2,200,000	2,556,302
Series A, 5.00%, 11/15/2056	500,000	576,879
		13,946,707
PENNSYLVANIA — 4.9%
Allegheny County Sanitary Authority Revenue:
5.00%, 12/1/2045	950,000	1,088,324
Series B, 4.00%, 6/1/2045	600,000	712,935
Allegheny County, PA, Airport Authority Revenue Series A, AMT, 5.00%, 1/1/2051	625,000	776,888
Allegheny County, PA, Industrial Development Authority Revenue:
4.88%, 11/1/2024	2,025,000	2,199,803
AMT, 5.75%, 8/1/2042	725,000	738,930
Security Description	Principal Amount	Value
Series A, 4.00%, 4/1/2037	$ 800,000	$ 910,269
Allentown, PA, Neighborhood Improvement Zone Development Authority Revenue:
5.00%, 5/1/2028 (c)	1,575,000	1,863,618
5.00%, 5/1/2042 (c)	1,390,000	1,582,271
Berks County, Municipal Authority Revenue:
Series A, 4.25%, 11/1/2041	400,000	402,303
Series A, 5.00%, 2/1/2025	600,000	661,198
Series A, 5.00%, 2/1/2028	1,000,000	1,174,950
Series A, 5.00%, 2/1/2030	400,000	484,272
Series A, 5.00%, 2/1/2031	750,000	917,512
Series A, 5.00%, 2/1/2032	790,000	976,400
Series A, 5.00%, 11/1/2040	1,705,000	1,720,765
Series A, 5.00%, 11/1/2044	285,000	287,529
Series B, 5.00%, 2/1/2040 (a)	550,000	598,159
Berks County, PA, Industrial Development Authority Revenue:
3.75%, 11/1/2042	1,240,000	1,260,815
4.00%, 11/1/2039	200,000	213,422
4.00%, 11/1/2047	785,000	825,252
5.00%, 11/1/2025	1,065,000	1,195,939
5.00%, 11/1/2026	500,000	574,175
5.00%, 11/1/2028	2,125,000	2,475,050
5.00%, 11/1/2030	980,000	1,128,184
5.00%, 11/1/2034	1,260,000	1,439,622
5.00%, 11/1/2036	400,000	455,140
5.00%, 11/1/2050	500,000	556,240
Centre County, PA, Hospital Authority Revenue Series A, 3.75%, 11/15/2041	385,000	413,394
Chambersburg Area Municipal Authority Revenue 6.00%, 10/1/2048	500,000	549,002
Chester County Health & Education Facilities Authority Revenue 5.00%, 12/1/2051	975,000	1,051,630
City of Philadelphia PA Water & Wastewater Revenue 5.00%, 11/1/2045	500,000	637,371
County of Lehigh PA Revenue 5.00%, 7/1/2027	155,000	188,879
Cumberland County, PA, Municipal Authority Revenue:
5.00%, 1/1/2038	295,000	324,767
5.25%, 1/1/2032	220,000	220,000
Dauphin County General Authority Revenue:
5.00%, 10/15/2027 (c)	600,000	664,978
6.25%, 10/15/2053 (c)	1,800,000	2,217,253
Series A, 3.00%, 6/1/2033	750,000	797,189

See accompanying notes to financial statements.
52

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Delaware County, PA, Authority Revenue:
4.00%, 8/1/2040	$ 100,000	$ 110,298
4.00%, 8/1/2045	170,000	186,591
5.25%, 10/1/2032	115,000	116,776
Delaware County, PA, Industrial Development Authority Revenue Series A, 5.13%, 6/1/2046 (c)	995,000	1,094,624
Delaware River JT Toll Bridge Commission Revenue 5.00%, 7/1/2042	500,000	601,306
Delaware Valley, PA, Regional Finance Authority Revenue 5.75%, 7/1/2032	495,000	706,416
Doylestown Hospital Authority Revenue Series A, 5.00%, 7/1/2046	110,000	123,611
Fulton County, PA, Industrial Development Authority Revenue 4.00%, 7/1/2028	1,155,000	1,223,861
Hazleton Area School District, General Obligation:
Series B, Zero Coupon, 3/1/2024 (b)	100,000	97,601
Series B, Zero Coupon, 3/1/2025 (b)	160,000	153,745
Lancaster County, PA, Hospital Authority Revenue:
5.00%, 4/1/2027	420,000	423,097
5.00%, 3/1/2045	390,000	438,693
5.00%, 12/1/2047	100,000	106,417
5.13%, 7/1/2037	390,000	442,013
5.25%, 7/1/2041	180,000	203,969
Lehigh County, PA, General Purpose Authority Revenue:
3.25%, 11/1/2041	140,000	146,641
4.00%, 11/1/2041	250,000	273,803
Monroe County, PA, Industrial Development Authority, Tax Allocation 6.88%, 7/1/2033 (c)	270,000	278,660
Montgomery County, Higher Education & Health Authority Revenue 5.00%, 12/1/2032	250,000	279,761
Montgomery County, PA, Higher Education & Health Authority Revenue:
5.00%, 9/1/2028	500,000	621,471
5.00%, 9/1/2031	325,000	400,554
5.00%, 9/1/2035	300,000	367,551
Series A, 5.00%, 10/1/2026	110,000	121,307
Security Description	Principal Amount	Value
Montgomery County, PA, Industrial Development Authority Revenue:
4.50%, 1/15/2032	$ 1,095,000	$ 1,201,049
5.00%, 11/15/2036	100,000	116,971
5.25%, 1/15/2030	1,500,000	1,702,297
5.25%, 1/1/2040	205,000	219,927
Moon Industrial Development Authority, PA, Revenue 6.00%, 7/1/2045	1,060,000	1,148,198
Northampton County, PA, General Purpose Authority Revenue:
5.00%, 8/15/2046	635,000	738,982
5.00%, 8/15/2048	630,000	761,152
Penn Hills School District, General Obligation 3.00%, 10/1/2037	900,000	986,205
Pennsylvania State, Economic Development Financing Authority Revenue:
AMT, 5.00%, 6/30/2023	160,000	170,660
AMT, 5.00%, 12/31/2028	360,000	424,320
AMT, 5.00%, 12/31/2034	5,405,000	6,341,368
Series A-1, 10.00%, 12/1/2040 (c)	345,000	372,158
Series A-2, AMT, 10.00%, 12/1/2040 (c)	345,000	372,158
Series A-RE, 6.40%, 12/1/2038	1,850,000	1,432,017
Pennsylvania State, Housing Finance Agency Revenue Series A, 4.25%, 10/1/2035	100,000	92,418
Pennsylvania, State Higher Educational Facilities Authority Revenue:
4.00%, 11/1/2032	170,000	171,466
5.00%, 11/1/2027	880,000	899,206
5.00%, 5/1/2035	150,000	175,434
5.00%, 11/1/2036	980,000	1,096,707
5.00%, 5/1/2037	2,000,000	2,035,888
5.00%, 5/1/2042	500,000	508,257
5.00%, 11/1/2042	140,000	142,179
Series A, 5.00%, 5/1/2039 (b)	495,000	624,586
Series A, 5.00%, 9/1/2045	280,000	314,334
Pennsylvania, Turnpike Commission Highway Revenue:
3.00%, 12/1/2042	1,245,000	1,323,195
4.00%, 12/1/2046	500,000	585,605
5.00%, 6/1/2030	395,000	458,738
5.00%, 12/1/2036	600,000	696,121
5.00%, 12/1/2044	500,000	627,476
5.00%, 12/1/2049	840,000	1,048,837
Series A, 4.00%, 12/1/2049 (b)	905,000	1,058,731
Series A, 4.00%, 12/1/2051	775,000	903,019

See accompanying notes to financial statements.
53

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A-1, 5.00%, 12/1/2037	$ 380,000	$ 459,578
Series A-2, 5.00%, 12/1/2028	500,000	602,936
Series C, 6.25%, 6/1/2033 (b)	365,000	451,729
Series E, 6.00%, 12/1/2030	1,075,000	1,378,782
Pennsylvania, Turnpike Commission Revenue:
5.00%, 12/1/2035	1,250,000	1,528,511
Series B-1, 5.00%, 6/1/2037	345,000	413,341
Philadelphia Authority for Industrial Development Revenue 5.00%, 7/1/2042	2,000,000	2,219,304
Philadelphia, PA Airport Revenue 4.00%, 7/1/2046	725,000	845,092
Philadelphia, PA, Authority for Industrial Development Revenue:
5.00%, 7/1/2037	290,000	324,459
5.00%, 6/15/2050	500,000	543,254
5.38%, 6/15/2050 (c)	570,000	611,884
8.20%, 12/1/2043	330,000	355,306
Series A, 4.00%, 9/1/2047	995,000	1,105,340
Philadelphia, PA, General Obligation:
5.00%, 8/1/2031	1,000,000	1,211,224
Series A, 5.00%, 7/15/2038	100,000	109,391
Series B, 5.00%, 8/1/2033	110,000	126,370
Series B, 5.00%, 2/1/2037	775,000	968,195
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue:
5.00%, 7/1/2026	325,000	384,776
5.00%, 7/1/2031	845,000	1,012,104
5.00%, 7/1/2032	1,610,000	1,925,081
Series A, 5.63%, 7/1/2042	430,000	440,962
Philadelphia, PA, School District General Obligation:
5.00%, 9/1/2033	500,000	636,344
Series 2020, 5.00%, 9/1/2023	2,000,000	2,153,518
Series A, 5.00%, 6/1/2034 (b)	585,000	840,292
Redevelopment Authority of The County of Washington, Tax Allocation 5.00%, 7/1/2028	400,000	437,876
Scranton, PA, General Obligation 5.00%, 11/15/2032	380,000	399,993
Scranton, PA, Redevelopment Authority Revenue Series A, 5.00%, 11/15/2028	195,000	199,436
West Shore, PA, Area Authority Revenue Series A, 5.00%, 7/1/2030	150,000	165,317
		93,403,248
Security Description	Principal Amount	Value
PUERTO RICO — 9.9%
Children's Trust Fund, PR, Tobacco Settlement Revenue:
5.50%, 5/15/2039	$ 720,000	$ 737,912
5.63%, 5/15/2043	3,790,000	3,810,689
Series A, Zero Coupon, 5/15/2050	8,000,000	1,304,986
Series A, Zero Coupon, 5/15/2057	120,000,000	8,581,332
Series B, Zero Coupon, 5/15/2057	13,200,000	737,483
Commonwealth of Puerto Rico, General Obligation Series A, 5.00%, 7/1/2035 (b)	720,000	725,089
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
5.00%, 7/1/2033 (c)	275,000	343,657
Series A, 4.00%, 7/1/2022	100,000	101,744
Series A, 5.00%, 7/1/2047 (c)	7,000,000	8,301,942
Series A, 6.13%, 7/1/2024	245,000	264,585
Series B, 4.00%, 7/1/2042 (c)	3,805,000	4,298,327
Series B, 4.00%, 7/1/2047 (c)	2,585,000	2,886,972
Series B, 5.00%, 7/1/2025 (c)	990,000	1,122,265
Series B, 5.00%, 7/1/2029 (c)	1,090,000	1,336,435
Series B, 5.00%, 7/1/2033 (c)	11,615,000	14,514,823
Series B, 5.00%, 7/1/2037 (c)	5,035,000	6,202,660
Puerto Rico Convention Center District Authority Revenue:
Series A, 4.50%, 7/1/2036 (b)	350,000	354,583
Series A, 5.00%, 7/1/2031 (b)	165,000	168,296
Puerto Rico Electric Power Authority Revenue:
Series NN, 5.25%, 7/1/2023 (b)	120,000	123,770
Series RR, 5.00%, 7/1/2026 (b)	140,000	140,540
Series V V, 5.25%, 7/1/2025 (b)	710,000	748,074
Series V V, 5.25%, 7/1/2026 (b)	795,000	843,215
Series V V, 5.25%, 7/1/2027 (b)	920,000	1,009,510
Series V V, 5.25%, 7/1/2034 (b)	770,000	822,609
Puerto Rico Highways & Transportation Authority Revenue:
Series CC, 5.25%, 7/1/2033 (b)	120,000	130,749
Series CC, 5.25%, 7/1/2034	1,000,000	1,081,981
Series N, 5.25%, 7/1/2034 (b)	345,000	373,283
Series N, 5.25%, 7/1/2036 (b)	850,000	915,140

See accompanying notes to financial statements.
54

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue 5.00%, 10/1/2042	$ 515,000	$ 522,725
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue 5.00%, 3/1/2036	200,000	200,500
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue Series A, 5.00%, 7/1/2033 (b)	505,000	509,944
Puerto Rico Infrastructure Financing Authority Revenue:
Series A, Zero Coupon, 7/1/2033 (b)	100,000	51,079
Series A, Zero Coupon, 7/1/2036 (b)	155,000	79,403
Series A, Zero Coupon, 7/1/2043 (b)	710,000	254,449
Series C, 5.50%, 7/1/2025 (b)	425,000	438,180
Series C, 5.50%, 7/1/2026 (b)	480,000	495,731
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2024	368,000	355,248
Series A-1, Zero Coupon, 7/1/2027	669,000	618,567
Series A-1, Zero Coupon, 7/1/2029	2,281,000	2,001,839
Series A-1, Zero Coupon, 7/1/2031	10,356,000	8,425,088
Series A-1, Zero Coupon, 7/1/2033	6,703,000	5,080,844
Series A-1, Zero Coupon, 7/1/2046	14,655,000	4,980,201
Series A-1, Zero Coupon, 7/1/2051	9,530,000	2,334,986
Series A-1, 4.50%, 7/1/2034	2,065,000	2,257,464
Series A-1, 4.55%, 7/1/2040	2,730,000	3,112,487
Series A-1, 4.75%, 7/1/2053	24,565,000	28,067,379
Series A-1, 5.00%, 7/1/2058	27,458,000	31,784,203
Series A-2, 4.33%, 7/1/2040	10,102,000	11,382,909
Series A-2, 4.54%, 7/1/2053	4,058,000	4,584,534
Series A-2, 4.55%, 7/1/2040	100,000	101,787
Series A-2, 4.78%, 7/1/2058	9,101,000	10,417,127
Series A-2-, 4.33%, 7/1/2040	8,179,000	9,216,078
		189,255,403
Security Description	Principal Amount	Value
RHODE ISLAND — 0.0% (d)
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Zero Coupon, 6/1/2052	$ 630,000	$ 106,307
Series B, Zero Coupon, 6/1/2052	5,000,000	798,529
		904,836
SOUTH CAROLINA — 0.5%
South Carolina State, Jobs - Economic Development Authority Revenue:
4.00%, 6/1/2046 (c)	600,000	631,867
5.00%, 11/1/2037	500,000	551,564
5.25%, 11/15/2047	1,750,000	1,905,938
Series A, 7.00%, 11/1/2033	270,000	318,215
Series S, 3.00%, 8/15/2038	1,035,000	1,063,835
Series S, 5.25%, 8/15/2033	100,000	115,672
South Carolina State, Ports Authority Revenue:
AMT, 4.00%, 7/1/2040	245,000	267,625
Series B, AMT, 4.00%, 7/1/2049	1,000,000	1,133,627
South Carolina State, Public Service Authority Revenue:
Series A, 4.00%, 12/1/2034	410,000	490,355
Series A, 5.00%, 12/1/2055	255,000	289,926
Series B, 4.00%, 12/1/2056	360,000	401,355
Series B, 5.13%, 12/1/2043	660,000	717,332
Series C, 5.00%, 12/1/2046	155,000	173,920
Series E, 5.25%, 12/1/2055	305,000	355,588
Spartanburg, SC, Regional Health Services District Revenue Series A, 3.63%, 4/15/2039	195,000	215,737
		8,632,556
SOUTH DAKOTA — 0.0% (d)
County of Lincoln SD Revenue 4.00%, 8/1/2041	250,000	282,514
South Dakota Health & Educational Facilities Authority Revenue:
5.00%, 9/1/2028	100,000	120,524
5.00%, 9/1/2032	215,000	257,337
		660,375
TENNESSEE — 0.7%
Blount County Health & Educational Facilities Board Revenue Series A, 5.00%, 1/1/2047	225,000	184,050
Bristol, TN, Industrial Development Board Revenue Series A, 5.13%, 12/1/2042 (c)	400,000	411,061

See accompanying notes to financial statements.
55

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Chattanooga, TN, Health Educational & Housing Facility Board Revenue:
Series A-, 3.25%, 8/1/2044	$ 305,000	$ 326,121
Series A-, 4.00%, 8/1/2036	1,000,000	1,174,004
Series A-, 4.00%, 8/1/2037	1,080,000	1,265,436
Series A-, 5.00%, 8/1/2044	550,000	675,395
Series A-, 5.00%, 8/1/2049	1,000,000	1,220,450
Greeneville, TN, Health & Educational Facilities Board Revenue 4.00%, 7/1/2040	650,000	737,805
Knox County, TN, Health Educational & Housing Facility Board Revenue 5.00%, 4/1/2031	240,000	279,543
Memphis-Shelby County Airport Authority Revenue Series A, AMT, 5.00%, 7/1/2049	1,000,000	1,259,605
Memphis-Shelby County, TN, Industrial Development Board, Tax Allocation Series A, 5.50%, 7/1/2037	100,000	95,290
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facility Revenue Series A, 5.63%, 6/15/2047 (c)	370,000	222,000
Metropolitan Nashville, TN, Airport Authority Revenue:
Series A, 4.00%, 7/1/2054	500,000	576,075
Series B, AMT, 5.00%, 7/1/2043	100,000	113,131
Nashville Metropolitan Development & Housing Agency, TN, Tax Increment Revenue 5.13%, 6/1/2036 (c)	430,000	490,159
Shelby County, TN, Health Educational & Housing Facilities Board Revenue:
5.00%, 5/1/2029	535,000	644,018
Series A, 5.50%, 9/1/2047	400,000	399,886
Tennessee State, Energy Acquisition Corp., Gas Revenue:
5.00%, 5/1/2052 (a)	1,000,000	1,284,938
Series C, 5.00%, 2/1/2024	100,000	108,861
Series C, 5.00%, 2/1/2027	945,000	1,114,309
		12,582,137
TEXAS — 4.6%
Arlington, TX, Higher Education Finance Corp. Revenue:
Series A, 4.00%, 8/15/2041	610,000	657,999
Series A, 4.00%, 8/15/2046	860,000	922,033
Security Description	Principal Amount	Value
Series A, 5.00%, 8/15/2048	$ 15,000	$ 16,337
Austin Convention Enterprises, Inc., TX, Convention Center Revenue:
Series A, 5.00%, 1/1/2034	400,000	446,824
Series B, 5.00%, 1/1/2032	1,840,000	1,993,167
Series B, 5.00%, 1/1/2034	300,000	323,990
Central Texas Regional Mobility Authority Revenue:
Series B, 4.00%, 1/1/2041	200,000	234,989
Series B, 4.00%, 1/1/2051	300,000	346,762
Series B, 5.00%, 1/1/2036	1,040,000	1,335,452
Series B, 5.00%, 1/1/2046	500,000	627,142
Series G, 4.00%, 1/1/2045	1,150,000	1,308,833
Series G, 4.00%, 1/1/2050	2,000,000	2,264,472
City of Austin TX Airport System Revenue:
Series B, AMT, 5.00%, 11/15/2037	560,000	702,252
Series B, AMT, 5.00%, 11/15/2048	1,000,000	1,229,297
City of Denton TX Utility System Revenue 5.00%, 12/1/2027	630,000	754,606
City of Fort Worth TX, General Obligation 5.00%, 3/1/2028	100,000	100,747
Clifton Higher Education Finance Corp. Revenue:
Series D, 5.25%, 8/15/2027	530,000	604,674
Series D, 5.25%, 8/15/2028	1,000,000	1,136,713
Series D, 6.13%, 8/15/2048	3,010,000	3,435,070
Clifton, TX, Higher Education Finance Corp. Educational Revenue:
Series A, 3.95%, 12/1/2032	115,000	117,135
Series A, 4.35%, 12/1/2042	290,000	295,786
Dallas County, TX, Flood Control District No. 1, General Obligation 5.00%, 4/1/2028 (c)	500,000	512,751
Decatur, TX, Hospital Authority Revenue:
Series A, 6.63%, 9/1/2031	280,000	306,192
Series A-REF, 5.25%, 9/1/2029	335,000	371,398
El Paso County, TX, Hospital District, General Obligation:
4.00%, 8/15/2036	200,000	221,858
4.00%, 8/15/2038	200,000	221,263
5.00%, 8/15/2037	200,000	236,304
Grand Parkway Transportation Corp. Revenue:
3.00%, 10/1/2050	1,000,000	1,055,537
4.00%, 10/1/2038	715,000	848,277

See accompanying notes to financial statements.
56

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Gulf Coast, TX, Industrial Development Authority Revenue AMT, 4.88%, 5/1/2025	$ 650,000	$ 658,844
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue 5.00%, 11/15/2027	890,000	1,097,448
Harris County, TX, Improvement District No. 18, General Obligation 3.38%, 9/1/2041	120,000	124,007
Harris County-Houston, TX, Sports Authority Revenue:
Series A, 3.13%, 11/15/2056	510,000	537,707
Series H, Zero Coupon, 11/15/2036 (b)	105,000	56,899
Series H, Zero Coupon, 11/15/2040 (b)	420,000	175,751
Series H, Zero Coupon, 11/15/2041 (b)	1,065,000	418,091
Houston, TX, Airport System Revenue:
AMT, 4.00%, 7/15/2041	965,000	1,033,641
AMT, 5.00%, 7/15/2027	2,500,000	2,923,309
Series A, AMT, 5.00%, 7/1/2027	610,000	712,796
Series A, AMT, 6.50%, 7/15/2030	300,000	301,680
Series B-1, AMT, 5.00%, 7/15/2035	3,000,000	3,315,037
Series C, AMT, 5.00%, 7/15/2027	1,500,000	1,753,985
Series D, 5.00%, 7/1/2029	115,000	143,164
Series D, 5.00%, 7/1/2035	500,000	620,145
Lower Colorado, TX, River Authority Revenue:
5.00%, 5/15/2025	1,000,000	1,146,343
5.00%, 5/15/2032	750,000	948,283
5.00%, 5/15/2037	550,000	701,996
5.00%, 5/15/2038	735,000	936,569
5.00%, 5/15/2039	805,000	851,701
5.00%, 5/15/2040	500,000	634,513
5.00%, 5/15/2041	810,000	1,025,029
Matagorda County, TX, Navigation District No. 1, Revenue Series A, 4.40%, 5/1/2030 (b)	495,000	592,714
Mesquite, TX, Health Facility Development Corp. Revenue 5.13%, 2/15/2042 (e)	1,600,000	1,248,000
Mission, TX, Economic Development Corp. Revenue:
AMT, 4.63%, 10/1/2031 (c)	3,000,000	3,155,048
AMT, 7.75%, 1/1/2045 (c) (e)	923,652	73,892
Security Description	Principal Amount	Value
New Hope, Cultural Education Facilities Corp. Revenue:
2.00%, 11/15/2061	$ 1,215,000	$ 818,460
5.00%, 11/15/2031	850,000	972,616
5.00%, 11/15/2036	1,100,000	1,258,680
5.00%, 1/1/2047	500,000	534,645
5.00%, 7/1/2051	885,000	818,359
5.50%, 1/1/2049	1,000,000	1,038,752
7.50%, 11/15/2037	45,000	44,712
Series A, 5.00%, 7/1/2047	1,000,000	860,000
Series A, 5.38%, 11/15/2036	500,000	536,714
Series A, 5.50%, 7/1/2045	250,000	264,558
Series A, 5.50%, 7/1/2054	100,000	105,554
Series A-1, 5.25%, 1/1/2042	2,500,000	2,544,754
Series A-1, 5.50%, 1/1/2057	3,375,000	3,434,794
New York State, Transportation Development Corp. Revenue Series A, 5.13%, 8/15/2047	1,375,000	1,382,731
North Fort Bend Water Authority System Revenue Series A, 4.00%, 12/15/2040	750,000	892,025
North Texas Tollway Authority Revenue:
Zero Coupon, 1/1/2029 (b)	315,000	286,570
Zero Coupon, 1/1/2038	590,000	423,190
4.00%, 1/1/2037	500,000	576,160
4.00%, 1/1/2038	595,000	682,919
Series A, 3.00%, 1/1/2037	500,000	539,409
Series B, 3.00%, 1/1/2046	1,000,000	1,053,329
Series B, 4.00%, 1/1/2040	450,000	540,246
Series B, 4.00%, 1/1/2041	500,000	598,436
Series I, 6.20%, 1/1/2042 (b)	180,000	210,763
Port of Beaumont Navigation District Revenue AMT, 4.00%, 1/1/2050 (c)	1,275,000	1,309,012
Pottsboro, TX, Higher Education Finance Corp., Education Revenue Series A, 5.00%, 8/15/2036	300,000	329,326
Red River Education Finance Corp., TX, Revenue 5.00%, 6/1/2046	10,000	11,428
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue:
Series A, 7.50%, 11/15/2034	1,000,000	1,189,790
Series A, 8.00%, 11/15/2049	385,000	462,900
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue Series A, 7.75%, 11/15/2044	1,250,000	1,496,069
SA Energy Acquisition Public Facility Corp., Revenue:
5.50%, 8/1/2025	205,000	238,248
5.50%, 8/1/2027	150,000	185,307

See accompanying notes to financial statements.
57

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue:
4.00%, 5/15/2027	$ 500,000	$ 533,472
5.00%, 10/1/2044	200,000	217,209
5.25%, 11/15/2047 (e)	110,000	88,000
6.38%, 2/15/2041 (e)	450,000	315,000
6.75%, 11/15/2047	1,400,000	1,588,455
6.75%, 11/15/2052	300,000	339,609
Series A, 5.00%, 11/15/2037	445,000	514,270
Series B, 4.00%, 11/15/2025 (e)	235,000	188,000
Series B, 4.50%, 11/15/2036 (e)	190,000	152,000
Series B, 5.00%, 11/15/2046	200,000	228,681
Texas State, Municipal Power Agency Revenue 3.00%, 9/1/2046	1,000,000	1,052,052
Texas State, Municipal Gas Acquisition & Supply Corp. I Revenue Series D, 6.25%, 12/15/2026	185,000	215,271
Texas State, Private Activity Bond Surface Transportation Corp. Revenue:
AMT, 5.00%, 12/31/2040	780,000	876,143
AMT, 5.00%, 12/31/2045	350,000	391,051
5.00%, 12/31/2055	490,000	544,941
5.00%, 6/30/2058	1,000,000	1,196,164
6.75%, 6/30/2043	250,000	275,462
7.00%, 12/31/2038	225,000	248,962
Series A, 5.00%, 12/31/2035	830,000	1,038,337
Texas State, Turnpike System Revenue:
Series C, 5.00%, 8/15/2034	500,000	557,534
Series C, 5.00%, 8/15/2037	500,000	557,725
West Harris County,TX, Regional Water Authority Revenue 3.00%, 12/15/2051	730,000	781,948
Westlake Town, TX, Special Assessment:
6.13%, 9/1/2035	395,000	407,660
6.25%, 9/1/2040	370,000	381,890
6.38%, 9/1/2045	505,000	521,801
Woodloch Health Facilities Development Corp., TX, Revenue Series A1, 6.75%, 12/1/2051 (c) (e)	2,000,000	1,091,000
		87,757,545
U. S. VIRGIN ISLANDS — 0.5%
Virgin Islands Public Finance Authority Revenue:
Series A, 5.00%, 10/1/2025	395,000	395,948
Series A, 5.00%, 10/1/2029	2,345,000	2,350,626
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2031	$ 1,435,000	$ 1,408,292
Series A, 5.00%, 10/1/2032	415,000	414,402
Series A1, 4.50%, 10/1/2024	235,000	233,253
Series A1, 5.00%, 10/1/2029	100,000	100,240
Series A1, 5.00%, 10/1/2039	345,000	345,828
Series B, 5.00%, 10/1/2024	100,000	100,399
Series B, 5.00%, 10/1/2025	730,000	722,278
Series B, 5.25%, 10/1/2029	895,000	885,271
Series B, 6.63%, 10/1/2029	600,000	604,920
Series B, 6.75%, 10/1/2037	100,000	100,820
Series C, 5.00%, 10/1/2030	1,000,000	1,001,597
		8,663,874
UTAH — 0.6%
Box Elder County, UT, Solid Waste Disposal Revenue Series A, AMT, 8.00%, 12/1/2039 (c) (e)	320,000	264,478
Military Installation Development Authority Revenue:
4.00%, 6/1/2041	600,000	604,702
Series A-1, 4.00%, 6/1/2052	1,000,000	1,002,283
Series A-2, 4.00%, 6/1/2052	5,000,000	4,903,247
Salt Lake City Corp., Airport Revenue Series A, AMT, 5.00%, 7/1/2028	150,000	181,126
UIPA Crossroads Public Infrastructure District, Tax Allocation 4.38%, 6/1/2052 (c)	3,000,000	2,999,894
Utah Infrastructure Agency Revenue 4.00%, 10/15/2036	1,000,000	1,147,626
		11,103,356
VERMONT — 0.1%
Vermont Educational & Health Buildings Financing Agency Revenue 5.00%, 12/1/2046	835,000	969,600
Vermont State, Economic Development Authority Revenue Series A, 5.00%, 5/1/2047	1,000,000	1,109,662
		2,079,262
VIRGINIA — 1.9%
Amherst, VA, Industrial Development Authority Revenue 5.00%, 9/1/2026	90,000	90,004
Arlington County Industrial Development Authority Revenue 5.00%, 7/1/2031	500,000	647,281

See accompanying notes to financial statements.
58

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Cherry Hill, VA, Community Development Authority, Special Assessment 5.40%, 3/1/2045 (c)	$ 335,000	$ 356,231
Chesapeake, VA, Chesapeake Expressway Toll Road Revenue Series A, 5.00%, 7/15/2047	50,000	51,228
City of Hopewell VA Sewer System Revenue Series A, 5.00%, 7/15/2042	300,000	300,888
Danville, VA, Industrial Development Authority Revenue Series A, 5.00%, 10/1/2047	385,000	406,373
Farms New Kent Community Development Authority, Special Assessment 3.75%, 3/1/2036 (c)	4,210,000	4,523,853
Farmville Industrial Development Authority Revenue Series A, 5.00%, 1/1/2059	1,000,000	1,175,152
Hanover County Economic Development Authority Revenue Series A, 4.50%, 7/1/2030	250,000	255,099
Henrico County, VA, Economic Development Authority Revenue Series C, 5.00%, 12/1/2047	1,000,000	1,160,933
Lexington, VA, Industrial Development Authority Revenue 4.00%, 1/1/2031	10,000	10,751
Lower Magnolia, VA, Green Community Development Authority, Special Assessment 5.00%, 3/1/2035 (c)	975,000	1,029,384
Newport News, VA, Economic Development Authority Revenue 5.00%, 12/1/2038	755,000	845,168
Norfolk, VA, Redevelopment & Housing Authority Revenue:
5.38%, 1/1/2035	250,000	271,476
Series A, 5.00%, 1/1/2049	5,625,000	6,078,275
Peninsula Town Center, VA, Community Development Authority Revenue 5.00%, 9/1/2037 (c)	1,950,000	2,126,157
Tobacco Settlement Financing Corp., NJ, Revenue Series A, 5.00%, 6/1/2029	175,000	215,777
Tobacco Settlement Financing Corp., VA, Revenue:
Series B1, 5.00%, 6/1/2047	4,435,000	4,460,003
Series C-1ST SUB, Zero Coupon, 6/1/2047	3,060,000	761,608
Security Description	Principal Amount	Value
Virginia State, College Building Authority Revenue Series A, 5.00%, 7/1/2030 (c)	$ 875,000	$ 938,005
Virginia State, Small Business Financing Authority Revenue:
4.00%, 12/1/2041	2,000,000	2,237,490
4.00%, 12/1/2051	3,000,000	3,326,250
AMT, 5.00%, 7/1/2034	2,500,000	2,517,510
AMT, 5.00%, 12/31/2052	335,000	396,169
5.25%, 10/1/2029	1,000,000	1,124,855
Series C, 5.00%, 6/1/2047	1,000,000	1,066,961
Series SR, AMT, 5.50%, 1/1/2042	275,000	281,564
		36,654,445
WASHINGTON — 2.2%
Klickitat County, WA, Public Utility District No. 1 Revenue Series A, 5.00%, 12/1/2032	400,000	451,131
Pend Oreille County, WA, Public Utility District No. 1 Box Canyon Revenue 5.00%, 1/1/2044	215,000	248,746
Port of Seattle, WA, Airport Authority Revenue Series C, AMT, 5.00%, 5/1/2031	130,000	155,227
Port of Seattle, WA, Industrial Development Corp. Revenue AMT, 5.00%, 4/1/2030	2,000,000	2,099,865
Tacoma, WA, Consolidated Local Improvement Districts, Special Assessment 5.75%, 4/1/2043	200,000	200,539
Washington State Convention Center Public Facilities District Revenue:
3.00%, 7/1/2034	1,000,000	1,062,398
3.00%, 7/1/2048	3,000,000	3,048,994
3.00%, 7/1/2058	1,810,000	1,826,496
4.00%, 7/1/2032	3,695,000	4,325,258
4.00%, 7/1/2034	320,000	373,103
4.00%, 7/1/2048	1,010,000	1,146,181
4.00%, 7/1/2058	1,685,000	1,895,881
5.00%, 7/1/2058	170,000	202,162
Washington State, Economic Development Finance Authority Revenue:
7.25%, 1/1/2032 (c) (e)	100,000	65,000
7.50%, 1/1/2032 (c)	260,000	169,000
Series S, AMT, 7.50%, 1/1/2032 (c) (e)	495,000	321,750
Series S, AMT, 12.00%, 1/1/2033 (c)	160,000	125,306
Washington State, Health Care Facilities Authority Revenue:
4.00%, 7/1/2036	630,000	681,686

See accompanying notes to financial statements.
59

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 7/1/2042	$ 200,000	$ 227,211
5.00%, 9/1/2045	895,000	1,126,699
Series A-, 4.00%, 8/1/2044	2,050,000	2,353,859
Washington State, Housing Finance Commission Revenue:
5.00%, 7/1/2046 (c)	1,520,000	1,632,962
5.00%, 1/1/2051 (c)	3,000,000	3,196,872
5.00%, 7/1/2051 (c)	1,250,000	1,340,193
5.00%, 1/1/2056 (c)	4,285,000	4,554,835
Series A, 5.00%, 1/1/2031 (c)	100,000	110,214
Series A, 5.00%, 1/1/2044 (c)	605,000	678,752
Series A, 5.00%, 1/1/2046 (c)	1,000,000	1,082,020
Series A, 5.00%, 1/1/2051 (c)	820,000	886,022
Series A, 5.00%, 7/1/2051 (c)	1,000,000	1,057,538
Series A, 5.00%, 1/1/2055 (c)	2,200,000	2,449,262
Series A, 7.00%, 7/1/2045 (c)	1,345,000	1,500,332
Series A, 7.00%, 7/1/2050 (c)	500,000	556,874
		41,152,368
WEST VIRGINIA — 0.3%
Glenville, State College Revenue 5.25%, 6/1/2047	750,000	785,242
Monongalia County, WV, Building Commission Special District Revenue 4.00%, 7/1/2035	390,000	418,935
Monongalia County, WV, Commission Special District Revenue Series A, 5.50%, 6/1/2037 (c)	225,000	256,741
Ohio County Development Authority Revenue 5.00%, 9/1/2048	1,000,000	1,007,818
West Virginia Economic Development Authority Revenue AMT, VRN, 5.00%, 7/1/2045 (a)	2,250,000	2,432,796
West Virginia Hospital Finance Authority Revenue 5.00%, 1/1/2043	1,000,000	1,206,939
West Virginia State, Commissioner of Highways Revenue Series A-, 5.00%, 9/1/2029	120,000	146,996
		6,255,467
WISCONSIN — 2.8%
Mount Pleasant, WI, Tax Increase Revenue Series A, 5.00%, 4/1/2048	650,000	769,193
Public Finance Authority Revenue:
AMT, 4.00%, 8/1/2035	940,000	977,438
AMT, 4.00%, 7/1/2041	2,595,000	2,731,922
AMT, 4.25%, 7/1/2054	4,500,000	4,718,812
Security Description	Principal Amount	Value
4.50%, 6/1/2056 (c)	$ 1,000,000	$ 1,020,003
5.00%, 9/1/2030 (c)	400,000	431,338
5.00%, 3/1/2037 (c)	625,000	713,267
5.00%, 9/1/2039 (c)	770,000	835,380
5.00%, 1/1/2042 (c)	100,000	108,438
5.00%, 12/1/2055 (c)	2,000,000	2,239,774
5.00%, 1/1/2056 (c)	265,000	283,508
5.25%, 3/1/2035 (c)	750,000	826,582
5.25%, 5/15/2052 (c)	1,300,000	1,416,841
5.88%, 4/1/2045	530,000	596,624
5.88%, 6/15/2047 (c)	800,000	819,239
6.75%, 12/1/2042 (c)	2,000,000	2,175,960
7.00%, 12/1/2050 (c)	3,000,000	3,285,843
Series A, 5.00%, 11/15/2024 (c)	325,000	342,222
Series A, 5.00%, 10/1/2034 (c)	1,355,000	1,629,011
Series A, 5.00%, 6/15/2037 (c)	425,000	443,066
Series A, 5.00%, 6/15/2046 (c)	1,000,000	1,031,713
Series A, 5.00%, 6/15/2049 (c)	310,000	328,598
Series A, 5.13%, 6/1/2048 (c)	350,000	383,062
Series A, 5.25%, 3/1/2045 (c)	1,000,000	1,150,003
Series A, 5.25%, 3/1/2055 (c)	1,810,000	2,067,516
Series A, 5.35%, 12/1/2045	1,000,000	1,186,239
Series A, 5.38%, 7/15/2047 (c)	500,000	567,182
Series A, 6.00%, 7/15/2042	250,000	254,826
Series A, 6.50%, 9/1/2048	480,000	439,312
Series A, 6.75%, 8/1/2031 (c)	980,000	1,042,427
Series A-, 5.20%, 6/1/2037	1,000,000	1,111,756
Series A1, 6.25%, 1/1/2038 (c)	500,000	397,356
Series A1, 6.38%, 1/1/2048 (c)	925,000	706,361
Series B, Zero Coupon, 1/1/2060 (c)	4,000,000	340,618
Series B, Zero Coupon, 1/1/2067 (c)	920,000	16,740
Series B, 3.75%, 7/1/2051 (a) (c) (e)	2,075,993	1,355,448
Series S, 6.25%, 10/1/2031 (c)	200,000	203,035
Wisconsin Center District Revenue Series D, Zero Coupon, 12/15/2060 (b)	1,000,000	231,252
Wisconsin Health & Educational Facilities Authority Revenue:
2.83%, 11/1/2028	130,000	130,032
3.13%, 12/15/2049	850,000	896,511
4.00%, 1/1/2047	600,000	641,459
5.00%, 11/15/2026	565,000	637,232
5.00%, 8/1/2032	50,000	53,343

See accompanying notes to financial statements.
60

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/1/2037	$ 150,000	$ 159,068
5.00%, 8/1/2039	1,100,000	1,165,373
5.00%, 11/1/2039	1,000,000	1,123,384
5.00%, 11/1/2046	1,250,000	1,390,949
5.00%, 7/1/2048	790,000	813,668
5.00%, 7/1/2053	4,500,000	4,605,169
5.50%, 5/1/2034	350,000	361,674
3.50%, 7/1/2040	100,000	107,767
4.00%, 7/1/2046	335,000	368,049
Series A, 4.00%, 7/1/2048	425,000	444,695
Series A, 4.13%, 7/1/2053	595,000	623,203
Series A, 5.00%, 7/1/2038	500,000	533,335
Series A, 5.00%, 9/15/2050	500,000	539,188
Series A, 5.25%, 8/1/2048	100,000	104,746
Series B, 5.00%, 2/15/2042	150,000	171,972
		54,048,722
TOTAL MUNICIPAL BONDS & NOTES (Cost $1,805,455,280)		1,873,871,557
	Shares
SHORT-TERM INVESTMENT — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (h) (i) (Cost $20,153,729)	20,153,729	20,153,729
TOTAL INVESTMENTS — 99.6% (Cost $1,825,609,009)		1,894,025,286
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		7,637,277
NET ASSETS — 100.0%		$ 1,901,662,563
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Bond is insured by the following:
% of Net Assets
National Public Finance Guaranty Corp.	1.3%
Assured Guaranty Municipal Corp.	1.2%
Ambac Financial Group	0.3%
Build America Mutual Assurance Company	0.3%
Assured Guaranty Corp.	0.2%
XL Capital Assurance Inc.	0.0%
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 20.8% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2021, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(g)	When-issued security.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2021.
AMT	Alternative Minimum Tax
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$1,873,871,557	$ 0(a)	$1,873,871,557
Short-Term Investment	20,153,729	—	—	20,153,729
TOTAL INVESTMENTS	$20,153,729	$1,873,871,557	$ 0	$1,894,025,286
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2021.
See accompanying notes to financial statements.
61

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,746,897	$9,746,897	$87,821,246	$77,414,414	$—	$—	20,153,729	$20,153,729	$1,343
See accompanying notes to financial statements.
62

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2021 (Unaudited)

	SPDR Bloomberg Emerging Markets USD Bond ETF	SPDR Bloomberg Investment Grade Floating Rate ETF	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$183,025,291	$2,442,873,071	$1,873,871,557
Investments in affiliated issuers, at value	149,376	44,304,359	20,153,729
Total Investments	183,174,667	2,487,177,430	1,894,025,286
Cash	4,813	9,964	629,137
Receivable for investments sold	1,080,461	—	—
Dividends receivable — affiliated issuers	8	600	377
Interest receivable — unaffiliated issuers	2,547,382	2,382,000	22,081,806
Securities lending income receivable — unaffiliated issuers	—	564	—
Securities lending income receivable — affiliated issuers	—	2,404	—
Receivable from Adviser	—	—	345
Receivable for foreign taxes recoverable	—	13,896	—
TOTAL ASSETS	186,807,331	2,489,586,858	1,916,736,951
LIABILITIES
Payable upon return of securities loaned	—	20,436,183	—
Payable for investments purchased	111,966	14,077,004	14,514,247
Advisory fee payable	35,524	308,034	559,153
Trustees’ fees and expenses payable	9	4,502	988
TOTAL LIABILITIES	147,499	34,825,723	15,074,388
NET ASSETS	$186,659,832	$2,454,761,135	$1,901,662,563
NET ASSETS CONSIST OF:
Paid-in Capital	$189,964,363	$2,467,604,046	$1,841,126,743
Total distributable earnings (loss)	(3,304,531)	(12,842,911)	60,535,820
NET ASSETS	$186,659,832	$2,454,761,135	$1,901,662,563
NET ASSET VALUE PER SHARE
Net asset value per share	$ 29.63	$ 30.57	$ 59.99
Shares outstanding (unlimited amount authorized, $0.01 par value)	6,300,000	80,300,000	31,700,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$186,104,427	$2,442,198,063	$1,805,455,280
Investments in affiliated issuers	149,376	44,304,359	20,153,729
Total cost of investments	$186,253,803	$2,486,502,422	$1,825,609,009
* Includes investments in securities on loan, at value	$ —	$ 25,130,940	$ —
See accompanying notes to financial statements.
63

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2021 (Unaudited)

	SPDR Bloomberg Emerging Markets USD Bond ETF	SPDR Bloomberg Investment Grade Floating Rate ETF	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 3,759,059	$ 5,703,286	$ 31,772,288
Dividend income — affiliated issuers	41	—	1,343
Unaffiliated securities lending income	—	3,441	—
Affiliated securities lending income	—	23,993	—
Foreign taxes withheld	(362)	—	—
TOTAL INVESTMENT INCOME (LOSS)	3,758,738	5,730,720	31,773,631
EXPENSES
Advisory fee	210,699	1,860,076	3,226,748
Trustees’ fees and expenses	854	13,839	8,905
Miscellaneous expenses	1	30	22
TOTAL EXPENSES	211,554	1,873,945	3,235,675
NET INVESTMENT INCOME (LOSS)	$ 3,547,184	$ 3,856,775	$ 28,537,956
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(140,449)	194,192	6,642,169
Investments — affiliated issuers	43	(7,016)	—
In-kind redemptions — unaffiliated issuers	186,092	434,752	2,936,591
Net realized gain (loss)	45,686	621,928	9,578,760
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(5,716,217)	(4,724,389)	(26,042,443)
Investments — affiliated issuers	—	(61)	—
Net change in unrealized appreciation/depreciation	(5,716,217)	(4,724,450)	(26,042,443)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(5,670,531)	(4,102,522)	(16,463,683)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(2,123,347)	$ (245,747)	$ 12,074,273
See accompanying notes to financial statements.
64

[This Page Intentionally Left Blank]
65

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Emerging Markets USD Bond ETF		SPDR Bloomberg Investment Grade Floating Rate ETF
	Six Months Ended 12/31/21 (Unaudited)	For the Period 4/7/21*- 6/30/21	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 3,547,184	$ 1,388,962	$ 3,856,775	$ 12,652,988
Net realized gain (loss)	45,686	198,981	621,928	5,899,277
Net change in unrealized appreciation/depreciation	(5,716,217)	2,637,081	(4,724,450)	9,647,575
Net increase (decrease) in net assets resulting from operations	(2,123,347)	4,225,024	(245,747)	28,199,840
Net equalization credits and charges	20,924	69,350	(13,848)	7,239
Distributions to shareholders	(4,309,501)	(862,431)	(5,068,476)	(14,925,394)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	24,201,564	186,906,555	168,322,581	731,487,480
Cost of shares redeemed	(12,299,512)	(9,083,571)	(186,734,292)	(923,696,913)
Net income equalization	(20,924)	(69,350)	13,848	(7,239)
Other Capital	4,755	296	568	5,901
Net increase (decrease) in net assets from beneficial interest transactions	11,885,883	177,753,930	(18,397,295)	(192,210,771)
Net increase (decrease) in net assets during the period	5,473,959	181,185,873	(23,725,366)	(178,929,086)
Net assets at beginning of period	181,185,873	—	2,478,486,501	2,657,415,587
NET ASSETS AT END OF PERIOD	$186,659,832	$181,185,873	$2,454,761,135	$2,478,486,501
SHARES OF BENEFICIAL INTEREST:
Shares sold	800,000	6,200,000	5,500,000	23,900,000
Shares redeemed	(400,000)	(300,000)	(6,100,000)	(30,200,000)
Net increase (decrease) from share transactions	400,000	5,900,000	(600,000)	(6,300,000)
*	Commencement of operations.
See accompanying notes to financial statements.
66

SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21

$ 28,537,956	$ 49,078,106
9,578,760	7,399,575
(26,042,443)	95,854,725
12,074,273	152,332,406
107,025	766,043
(32,504,814)	(48,403,539)

283,706,629	633,061,839
(157,682,114)	(140,113,915)
(107,025)	(766,043)
3,315	280,973
125,920,805	492,462,854
105,597,289	597,157,764
1,796,065,274	1,198,907,510
$1,901,662,563	$1,796,065,274

4,700,000	10,700,000
(2,600,000)	(2,400,000)
2,100,000	8,300,000
67

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Emerging Markets USD Bond ETF
	Six Months Ended 12/31/21 (Unaudited)	For the Period 4/7/21*- 6/30/21
Net asset value, beginning of period	$ 30.71	$ 30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.59	0.27
Net realized and unrealized gain (loss) (b)	(0.95)	0.60
Total from investment operations	(0.36)	0.87
Net equalization credits and charges (a)	0.00(c)	0.01
Other capital (a)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.72)	(0.17)
Net asset value, end of period	$ 29.63	$ 30.71
Total return (d)	(1.21)%	2.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$186,660	$181,186
Ratios to average net assets:
Total expenses	0.23%(e)	0.23%(e)
Net investment income (loss)	3.87%(e)	3.81%(e)
Portfolio turnover rate (f)	5%(g)	17%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
68

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Investment Grade Floating Rate ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 30.64	$ 30.47	$ 30.72	$ 30.74	$ 30.69	$ 30.48
Income (loss) from investment operations:
Net investment income (loss) (a)	0.05	0.16	0.68	0.87	0.63	0.41
Net realized and unrealized gain (loss) (b)	(0.06)	0.19	(0.21)	(0.03)	(0.04)	0.16
Total from investment operations	(0.01)	0.35	0.47	0.84	0.59	0.57
Net equalization credits and charges (a)	(0.00)(c)	0.00(c)	(0.01)	0.00(c)	0.02	0.01
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.06)	(0.18)	(0.71)	(0.86)	(0.57)	(0.38)
Net asset value, end of period	$ 30.57	$ 30.64	$ 30.47	$ 30.72	$ 30.74	$ 30.69
Total return (d)	(0.01)%	1.14%	1.52%	2.83%	2.01%	1.98%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,454,761	$2,478,487	$2,657,416	$4,061,612	$3,430,056	$1,230,813
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	0.31%(e)	0.52%	2.23%	2.85%	2.06%	1.33%
Portfolio turnover rate (f)	20%(g)	41%	27%	19%	16%	23%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
69

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 60.68	$ 56.29	$ 58.44	$ 56.55	$ 57.25	$ 59.80
Income (loss) from investment operations:
Net investment income (loss) (a)	0.94	2.04	2.23	2.45	2.29	2.20
Net realized and unrealized gain (loss) (b)	(0.56)	4.36	(2.18)	1.71	(0.87)	(2.62)
Total from investment operations	0.38	6.40	0.05	4.16	1.42	(0.42)
Net equalization credits and charges (a)	0.00(c)	0.03	0.03	0.05	(0.01)	0.01
Other capital (a)	0.00(c)	0.01	0.00(c)	0.01	0.00(c)	0.03
Distributions to shareholders from:
Net investment income	(1.07)	(2.05)	(2.23)	(2.33)	(2.11)	(2.17)
Net asset value, end of period	$ 59.99	$ 60.68	$ 56.29	$ 58.44	$ 56.55	$ 57.25
Total return (d)	0.59%	11.70%	0.08%	7.70%	2.53%	(0.60)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,901,663	$1,796,065	$1,198,908	$824,048	$531,542	$606,878
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.37%	0.50%	0.50%
Net expenses	0.35%(e)	0.35%	0.35%	0.37%	0.45%	0.45%
Net investment income (loss)	3.10%(e)	3.49%	3.87%	4.33%	4.06%	3.82%
Portfolio turnover rate (f)	5%(g)	14%	19%	18%	19%	11%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
70

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2021 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg Emerging Markets USD Bond ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SPDR Bloomberg Investment Grade Floating Rate ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
Each Fund is classified as a diversified investment company under the 1940 Act.
The SPDR Bloomberg Emerging Markets USD Bond ETF commenced operations on April 7, 2021.
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For
71

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•   Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2021, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments
72

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2021, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg Emerging Markets USD Bond ETF	0.23%
SPDR Bloomberg Investment Grade Floating Rate ETF	0.15
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	0.35
73

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund, except SPDR Bloomberg Emerging Markets USD Bond ETF, until October 31, 2022. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2022 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
SSGA LTD, an affiliate of the Adviser, serves as investment sub-adviser to the SPDR Bloomberg Emerging Markets USD Bond ETF and provides day to day management of the Fund’s investments allocated to it by the Adviser, subject to supervision by the Adviser and oversight by the Board.
Nuveen Asset Management receives fees from the Adviser for its services as the sub-adviser to the SPDR Nuveen Bloomberg High Yield Municipal Bond ETF.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Beginning on January 1, 2022 net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street. Prior to January 1, 2022, net proceeds were 85% payable to the Funds and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2021 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
74

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

5.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended December 31, 2021, were as follows:
	Purchases	Sales
SPDR Bloomberg Emerging Markets USD Bond ETF	$ 9,411,706	$ 9,251,800
SPDR Bloomberg Investment Grade Floating Rate ETF	530,545,773	457,299,097
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	98,891,407	101,438,306
For the period ended December 31, 2021, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Emerging Markets USD Bond ETF	$ 23,223,390	$ 11,722,171	$ 186,092
SPDR Bloomberg Investment Grade Floating Rate ETF	167,299,044	186,473,516	434,752
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	285,451,892	159,296,560	2,936,591
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2021, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
75

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Emerging Markets USD Bond ETF	$ 186,612,695	$ 1,653,027	$ 4,740,257	$ (3,087,230)
SPDR Bloomberg Investment Grade Floating Rate ETF	2,487,232,020	1,659,303	1,713,893	(54,590)
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	1,824,672,030	91,625,247	22,271,991	69,353,256
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2021, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
SPDR Bloomberg Investment Grade Floating Rate ETF	$ 25,130,940	$ 20,436,183	$ 5,228,393	$ 25,664,576
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2021:
		Remaining Contractual Maturity of the Agreements as of December 31, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Investment Grade Floating Rate ETF	Corporate Bonds & Notes	$19,413,683	$—	$—	$—	$19,413,683	$19,413,683
SPDR Bloomberg Investment Grade Floating Rate ETF	Foreign Government Obligations	1,022,500	—	—	—	1,022,500	1,022,500
76

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

10.    Line of Credit
The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate. Prior to October 7, 2021 the Funds had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Funds had no outstanding loans as of December 31, 2021.
11.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
77

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

12.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	SPDR Bloomberg Emerging Markets USD Bond ETF	SPDR Bloomberg Investment Grade Floating Rate ETF	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
Annualized Expense Ratio	0.23%	0.15%	0.35%
Actual:
Ending Account Value	$ 987.90	$ 999.90	$1,005.90
Expenses Paid During Period(a)	1.15	0.76	1.77
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.00	1,024.40	1,023.40
Expenses Paid During Period(a)	1.17	0.77	1.79
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
79

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OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period September 2020 through June 2021, including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
80

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SPDR Series Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
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Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow
Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
SSGA Funds Management has retained Nuveen Asset Management as the sub-adviser for the SPDR Nuveen Bloomberg High Yield Municipal Bond ETF.
Before investing, consider a Fund's investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2022 State Street Corporation - All Rights Reserved
SPDRLEGACYFISAR

Semi-Annual Report
December 31, 2021
SPDR® Series Trust - Equity Funds
SPDR FactSet Innovative Technology ETF
SPDR Global Dow ETF
SPDR MSCI USA StrategicFactorsSM ETF
SPDR NYSE Technology ETF
SPDR S&P 500® Fossil Fuel Reserves Free ETF
SPDR S&P Capital Markets ETF
SPDR S&P Health Care Equipment ETF
SPDR S&P Health Care Services ETF
SPDR S&P Insurance ETF
SPDR S&P Internet ETF
SPDR S&P Metals & Mining ETF
SPDR S&P Oil & Gas Equipment & Services ETF
SPDR S&P Pharmaceuticals ETF
SPDR S&P Retail ETF
SPDR S&P Semiconductor ETF
SPDR S&P Software & Services ETF
SPDR S&P Telecom ETF
SPDR S&P Transportation ETF
SPDR SSGA Gender Diversity Index ETF
SPDR ICE Preferred Securities ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR FactSet Innovative Technology ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Tenable Holdings, Inc.	1.2%
Digital Turbine, Inc.	1.2
CyberArk Software, Ltd.	1.2
ACM Research, Inc. Class A	1.1
Duolingo, Inc.	1.1
Onto Innovation, Inc.	1.1
Asana, Inc. Class A	1.1
Smartsheet, Inc. Class A	1.1
LendingTree, Inc.	1.1
OptimizeRx Corp.	1.1
TOTAL	11.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2021

% of Net Assets
Software	46.7%
Interactive Media & Services	15.2
Entertainment	8.8
Semiconductors & Semiconductor Equipment	8.4
Health Care Technology	4.8
IT Services	3.0
Consumer Finance	2.1
Communications Equipment	2.0
Real Estate Management & Development	2.0
Internet & Direct Marketing Retail	1.9
Diversified Consumer Services	1.1
Electronic Equipment, Instruments & Components	1.1
Media	1.0
Commercial Services & Supplies	1.0
Household Durables	0.9
Short-Term Investments	3.6
Liabilities in Excess of Other Assets	(3.6)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Global Dow ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Tesla, Inc.	0.9%
HP, Inc.	0.9
Pfizer, Inc.	0.9
ConocoPhillips	0.8
QUALCOMM, Inc.	0.8
Home Depot, Inc.	0.8
UnitedHealth Group, Inc.	0.8
Simon Property Group, Inc. REIT	0.8
CVS Health Corp.	0.8
MTN Group, Ltd.	0.8
TOTAL	8.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
2

SPDR MSCI USA StrategicFactorsSM ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Apple, Inc.	3.0%
Microsoft Corp.	2.9
Johnson & Johnson	2.2
Meta Platforms, Inc. Class A	2.0
UnitedHealth Group, Inc.	1.9
Visa, Inc. Class A	1.6
NVIDIA Corp.	1.6
Cisco Systems, Inc.	1.5
Alphabet, Inc. Class C	1.5
Accenture PLC Class A	1.5
TOTAL	19.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2021

		% of Net Assets
	Information Technology	29.2%
	Health Care	17.3
	Financials	11.4
	Communication Services	10.1
	Industrials	7.8
	Consumer Staples	7.4
	Consumer Discretionary	7.1
	Utilities	4.0
	Materials	2.0
	Real Estate	1.8
	Energy	1.8
	Short-Term Investments	0.1
	Other Assets in Excess of Liabilities	0.0 *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR NYSE Technology ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Uber Technologies, Inc.	3.3%
Micron Technology, Inc.	3.1
Booking Holdings, Inc.	3.1
International Business Machines Corp.	3.1
Cisco Systems, Inc.	3.1
Broadcom, Inc.	3.1
Tesla, Inc.	3.0
Advanced Micro Devices, Inc.	3.0
Applied Materials, Inc.	3.0
ASML Holding NV	3.0
TOTAL	30.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2021

% of Net Assets
Semiconductors & Semiconductor Equipment	32.4%
Software	16.2
IT Services	8.5
Interactive Media & Services	8.5
Entertainment	8.1
Internet & Direct Marketing Retail	8.1
Hotels, Restaurants & Leisure	5.8
Road & Rail	3.3
Communications Equipment	3.1
Automobiles	3.0
Technology Hardware, Storage & Peripherals	2.9
Short-Term Investments	2.0
Liabilities in Excess of Other Assets	(1.9)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR S&P 500 Fossil Fuel Reserves Free ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Apple, Inc.	7.0%
Microsoft Corp.	6.4
Amazon.com, Inc.	3.7
Alphabet, Inc. Class A	2.2
Tesla, Inc.	2.2
Alphabet, Inc. Class C	2.0
Meta Platforms, Inc. Class A	2.0
NVIDIA Corp.	1.9
Berkshire Hathaway, Inc. Class B	1.4
UnitedHealth Group, Inc.	1.2
TOTAL	30.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2021

		% of Net Assets
	Information Technology	29.7%
	Health Care	13.6
	Consumer Discretionary	12.8
	Financials	10.8
	Communication Services	10.4
	Industrials	8.0
	Consumer Staples	6.0
	Real Estate	2.8
	Materials	2.6
	Utilities	2.5
	Energy	0.7
	Short-Term Investments	0.1
	Other Assets in Excess of Liabilities	0.0 *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR S&P Capital Markets ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
B Riley Financial, Inc.	1.9%
Piper Sandler Cos.	1.8
MarketAxess Holdings, Inc.	1.8
Artisan Partners Asset Management, Inc. Class A	1.8
Morningstar, Inc.	1.8
Virtu Financial, Inc. Class A	1.7
Tradeweb Markets, Inc. Class A	1.7
Moelis & Co. Class A	1.7
Federated Hermes, Inc.	1.7
FactSet Research Systems, Inc.	1.7
TOTAL	17.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2021

% of Net Assets
Asset Management & Custody Banks	43.6%
Investment Banking & Brokerage	32.8
Financial Exchanges & Data	23.4
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR S&P Health Care Equipment ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
iRhythm Technologies, Inc.	1.6%
ABIOMED, Inc.	1.5
Penumbra, Inc.	1.4
Avanos Medical, Inc.	1.4
Ortho Clinical Diagnostics Holdings PLC	1.4
Inari Medical, Inc.	1.4
Tandem Diabetes Care, Inc.	1.4
Neogen Corp.	1.4
Varex Imaging Corp.	1.4
Figs, Inc. Class A	1.4
TOTAL	14.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2021

% of Net Assets
Health Care Equipment	74.5%
Health Care Supplies	25.4
Short-Term Investments	2.9
Liabilities in Excess of Other Assets	(2.8)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR S&P Health Care Services ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Fulgent Genetics, Inc.	1.8%
agilon health, Inc.	1.8
Privia Health Group, Inc.	1.8
AdaptHealth Corp.	1.7
Option Care Health, Inc.	1.7
Covetrus, Inc.	1.7
AMN Healthcare Services, Inc.	1.7
Laboratory Corp. of America Holdings	1.6
HealthEquity, Inc.	1.6
Quest Diagnostics, Inc.	1.6
TOTAL	17.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2021

% of Net Assets
Health Care Services	48.6%
Health Care Facilities	20.9
Managed Health Care	15.9
Health Care Distributors	14.5
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(2.4)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
8

SPDR S&P Insurance ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Allstate Corp.	2.3%
Progressive Corp.	2.2
Reinsurance Group of America, Inc.	2.2
Brown & Brown, Inc.	2.2
American International Group, Inc.	2.2
Fidelity National Financial, Inc.	2.2
Assured Guaranty, Ltd.	2.2
MetLife, Inc.	2.1
First American Financial Corp.	2.1
Arch Capital Group, Ltd.	2.1
TOTAL	21.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2021

% of Net Assets
Property & Casualty Insurance	45.5%
Life & Health Insurance	24.5
Insurance Brokers	14.1
Reinsurance	9.4
Multi-line Insurance	6.4
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
9

SPDR S&P Internet ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
GoDaddy, Inc. Class A	2.1%
Chewy, Inc. Class A	2.1
Eventbrite, Inc. Class A	2.0
Switch, Inc. Class A	1.9
MongoDB, Inc.	1.9
Ziff Davis, Inc.	1.9
VeriSign, Inc.	1.9
Groupon, Inc.	1.9
Akamai Technologies, Inc.	1.9
TripAdvisor, Inc.	1.9
TOTAL	19.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2021

% of Net Assets
Internet & Direct Marketing Retail	38.1%
Interactive Media & Services	33.3
Internet Services & Infrastructure	28.6
Short-Term Investments	8.1
Liabilities in Excess of Other Assets	(8.1)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR S&P Metals & Mining ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Alcoa Corp.	5.2%
Newmont Corp.	4.7
Freeport-McMoRan, Inc.	4.6
Arch Resources, Inc.	4.6
Peabody Energy Corp.	4.6
Cleveland-Cliffs, Inc.	4.6
Royal Gold, Inc.	4.5
Commercial Metals Co.	4.5
United States Steel Corp.	4.4
Steel Dynamics, Inc.	4.4
TOTAL	46.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2021

% of Net Assets
Steel	40.2%
Coal & Consumable Fuels	15.4
Aluminum	13.8
Gold	13.1
Diversified Metals & Mining	7.3
Silver	5.5
Copper	4.6
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

SPDR S&P Oil & Gas Equipment & Services ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Valaris, Ltd.	5.1%
Nov, Inc.	4.7
Schlumberger NV	4.6
Cactus, Inc. Class A	4.6
Halliburton Co.	4.6
Helmerich & Payne, Inc.	4.6
Baker Hughes Co.	4.5
Patterson-UTI Energy, Inc.	4.5
Liberty Oilfield Services, Inc. Class A	4.4
Oceaneering International, Inc.	4.4
TOTAL	46.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2021

% of Net Assets
Oil & Gas Equipment & Services	74.9%
Oil & Gas Drilling	25.1
Short-Term Investments	6.1
Liabilities in Excess of Other Assets	(6.1)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
12

SPDR S&P Pharmaceuticals ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Eli Lilly & Co.	4.8%
Pfizer, Inc.	4.7
Atea Pharmaceuticals, Inc.	4.7
Bristol-Myers Squibb Co.	4.7
Viatris, Inc.	4.5
Perrigo Co. PLC	4.5
Organon & Co.	4.5
Merck & Co., Inc.	4.5
Royalty Pharma PLC Class A	4.5
Zoetis, Inc.	4.4
TOTAL	45.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2021

% of Net Assets
Pharmaceuticals	99.9%
Short-Term Investments	5.9
Liabilities in Excess of Other Assets	(5.8)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
13

SPDR S&P Retail ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Rite Aid Corp.	1.1%
Chewy, Inc. Class A	1.1
Citi Trends, Inc.	1.1
Leslie's, Inc.	1.1
Sprouts Farmers Market, Inc.	1.1
Victoria's Secret & Co.	1.1
Nordstrom, Inc.	1.1
Dollar General Corp.	1.1
Murphy USA, Inc.	1.1
Walgreens Boots Alliance, Inc.	1.0
TOTAL	10.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2021

% of Net Assets
Internet & Direct Marketing Retail	20.7%
Apparel Retail	19.3
Automotive Retail	18.1
Specialty Stores	16.6
Food Retail	6.1
General Merchandise Stores	5.6
Department Stores	3.9
Computer & Electronics Retail	3.7
Hypermarkets & Super Centers	3.6
Drug Retail	2.2
Short-Term Investments	5.5
Liabilities in Excess of Other Assets	(5.3)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

SPDR S&P Semiconductor ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
SMART Global Holdings, Inc.	3.0%
Micron Technology, Inc.	2.8
Allegro MicroSystems, Inc.	2.8
Power Integrations, Inc.	2.8
Broadcom, Inc.	2.7
Universal Display Corp.	2.7
ON Semiconductor Corp.	2.7
Advanced Micro Devices, Inc.	2.7
Synaptics, Inc.	2.7
Silicon Laboratories, Inc.	2.7
TOTAL	27.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2021

% of Net Assets
Semiconductors	99.9%
Short-Term Investment	1.3
Liabilities in Excess of Other Assets	(1.2)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
15

SPDR S&P Software & Services ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
TaskUS, Inc. Class A	0.6%
Jamf Holding Corp.	0.6
Confluent, Inc. Class A	0.6
Tenable Holdings, Inc.	0.6
Citrix Systems, Inc.	0.6
Clear Secure, Inc. Class A	0.6
Digital Turbine, Inc.	0.6
Activision Blizzard, Inc.	0.6
Payoneer Global, Inc.	0.5
Black Knight, Inc.	0.5
TOTAL	5.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2021

% of Net Assets
Application Software	54.5%
Data Processing & Outsourced Services	20.0
Systems Software	16.1
IT Consulting & Other Services	5.9
Interactive Home Entertainment	3.4
Short-Term Investments	4.2
Liabilities in Excess of Other Assets	(4.1)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
16

SPDR S&P Telecom ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Calix, Inc.	3.4%
Arista Networks, Inc.	3.2
AT&T, Inc.	3.1
Cisco Systems, Inc.	3.1
F5, Inc.	3.1
Viavi Solutions, Inc.	3.1
Juniper Networks, Inc.	3.1
Lumentum Holdings, Inc.	3.1
Ciena Corp.	3.1
Ubiquiti, Inc.	3.1
TOTAL	31.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2021

% of Net Assets
Communications Equipment	53.7%
Diversified Telecommunication Services	36.9
Wireless Telecommunication Services	9.3
Short-Term Investments	8.4
Liabilities in Excess of Other Assets	(8.3)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
17

SPDR S&P Transportation ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Uber Technologies, Inc.	2.4%
ArcBest Corp.	2.3
Wheels Up Experience, Inc.	2.3
Lyft, Inc. Class A	2.3
Atlas Air Worldwide Holdings, Inc.	2.3
Joby Aviation, Inc.	2.3
Matson, Inc.	2.3
GXO Logistics, Inc.	2.2
Schneider National, Inc. Class B	2.2
FedEx Corp.	2.2
TOTAL	22.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2021

% of Net Assets
Trucking	35.8%
Airlines	30.4
Air Freight & Logistics	18.8
Marine	8.5
Railroads	6.5
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
18

SPDR SSGA Gender Diversity Index ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
UnitedHealth Group, Inc.	5.5%
salesforce.com, Inc.	4.7
Visa, Inc. Class A	4.6
Netflix, Inc.	4.5
Walt Disney Co.	4.4
Intuit, Inc.	3.5
PayPal Holdings, Inc.	3.3
NIKE, Inc. Class B	3.1
Merck & Co., Inc.	2.3
Shopify, Inc. Class A	2.1
TOTAL	38.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2021

% of Net Assets
Information Technology	30.3%
Health Care	13.6
Consumer Discretionary	12.1
Communication Services	10.5
Industrials	9.1
Financials	8.1
Consumer Staples	5.1
Real Estate	3.5
Materials	2.8
Energy	2.6
Utilities	2.2
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
19

SPDR ICE Preferred Securities ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2021

Description	% of Net Assets
Citigroup Capital XIII 6.50% 10/30/2040	3.0%
Capital One Financial Corp. 5.00% 1/12/2167	1.9
PNC Financial Services Group, Inc. 6.13% 5/1/2022	1.8
AT&T, Inc. 5.35% 11/1/2066	1.6
Capital One Financial Corp. 4.80% 6/1/2025	1.5
Allstate Corp. 5.10% 10/15/2168	1.5
US Bancorp 6.50% 1/15/2022	1.3
Duke Energy Corp. 5.75% 9/16/2167	1.3
Southern Co. 4.95% 1/30/2080	1.3
MetLife, Inc. 4.75% 3/15/2025	1.3
TOTAL	16.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2021

% of Net Assets
Financials	74.0%
Utilities	13.0
Real Estate	7.3
Communication Services	4.7
Industrials	0.7
Short-Term Investments	13.8
Liabilities in Excess of Other Assets	(13.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
20

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
COMMERCIAL SERVICES & SUPPLIES — 1.0%
ACV Auctions, Inc. Class A (a) (b)	136,164	$ 2,565,330
COMMUNICATIONS EQUIPMENT — 2.0%
Inseego Corp. (a) (b)	423,329	2,468,008
Ubiquiti, Inc.	9,170	2,812,439
		5,280,447
CONSUMER FINANCE — 2.1%
LendingTree, Inc. (a)	23,915	2,931,979
Upstart Holdings, Inc. (a)	16,590	2,510,067
		5,442,046
DIVERSIFIED CONSUMER SERVICES — 1.1%
Duolingo, Inc. (a)	27,980	2,968,958
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Advanced Energy Industries, Inc.	30,880	2,811,933
ENTERTAINMENT — 8.8%
DouYu International Holdings, Ltd. ADR (a)	1,002,188	2,645,776
HUYA, Inc. ADR (a)	350,201	2,430,395
iQIYI, Inc. ADR (a)	523,594	2,387,589
Netflix, Inc. (a)	4,370	2,632,663
ROBLOX Corp. (a) (b)	23,060	2,378,870
Roku, Inc. (a)	11,660	2,660,812
Spotify Technology SA (a)	11,475	2,685,494
Tencent Music Entertainment Group ADR (a)	394,600	2,703,010
Zynga, Inc. Class A (a)	428,775	2,744,160
		23,268,769
HEALTH CARE TECHNOLOGY — 4.8%
American Well Corp. Class A (a)	428,825	2,590,103
Doximity, Inc. Class A (a)	49,895	2,501,236
GoodRx Holdings, Inc. Class A (a) (b)	66,980	2,188,906
OptimizeRx Corp. (a)	46,695	2,900,227
Veeva Systems, Inc. Class A (a)	10,083	2,576,005
		12,756,477
HOUSEHOLD DURABLES — 0.9%
Vuzix Corp. (a)	279,845	2,426,256
INTERACTIVE MEDIA & SERVICES — 15.2%
Alphabet, Inc. Class A (a)	887	2,569,675
Angi, Inc. (a)	280,164	2,580,310
Cargurus, Inc. (a)	75,428	2,537,398
fuboTV, Inc. (a) (b)	150,255	2,331,958
Hello Group, Inc. ADR	264,095	2,371,573
JOYY, Inc. ADR	52,598	2,389,527
Meta Platforms, Inc. Class A (a)	8,152	2,741,925
Pinterest, Inc. Class A (a)	71,808	2,610,221
Snap, Inc. Class A (a)	52,944	2,489,956
Twitter, Inc. (a)	58,729	2,538,267
VTEX Class A (a)	170,440	1,827,117
Yandex NV Class A (a)	42,222	2,554,431
Security Description	Shares	Value
Yelp, Inc. (a)	74,262	$ 2,691,255
Zhihu, Inc. ADR (a) (b)	422,080	2,338,323
Ziff Davis, Inc. (a)	25,224	2,796,333
ZoomInfo Technologies, Inc. (a)	41,939	2,692,484
		40,060,753
INTERNET & DIRECT MARKETING RETAIL — 1.9%
Fiverr International, Ltd. (a) (b)	21,199	2,410,326
Quotient Technology, Inc. (a)	366,517	2,719,556
		5,129,882
IT SERVICES — 3.0%
Okta, Inc. (a)	12,035	2,697,886
Shopify, Inc. Class A (a)	1,787	2,461,396
Twilio, Inc. Class A (a)	10,090	2,657,100
		7,816,382
MEDIA — 1.0%
Magnite, Inc. (a)	154,100	2,696,750
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.0%
Compass, Inc. Class A (a)	259,010	2,354,401
Zillow Group, Inc. Class C (a) (b)	44,677	2,852,626
		5,207,027
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.4%
ACM Research, Inc. Class A (a)	34,957	2,980,783
Advanced Micro Devices, Inc. (a)	19,385	2,789,501
Ichor Holdings, Ltd. (a)	60,235	2,772,617
MaxLinear, Inc. (a)	35,700	2,691,423
NVIDIA Corp.	8,870	2,608,756
Onto Innovation, Inc. (a)	29,155	2,951,361
SolarEdge Technologies, Inc. (a)	8,649	2,426,650
Universal Display Corp.	16,988	2,803,530
		22,024,621
SOFTWARE — 46.7%
Agora, Inc. ADR (a)	143,365	2,323,947
Alkami Technology, Inc. (a) (b)	122,570	2,458,754
Anaplan, Inc. (a)	58,333	2,674,568
Appfolio, Inc. Class A (a)	21,972	2,659,930
AppLovin Corp. Class A (a)	29,530	2,783,498
Asana, Inc. Class A (a)	39,449	2,940,923
Avalara, Inc. (a)	18,559	2,396,153
Bill.Com Holdings, Inc. (a)	10,540	2,626,041
Blackline, Inc. (a)	25,466	2,636,750
Blend Labs, Inc. Class A (a) (b)	325,865	2,391,849
Check Point Software Technologies, Ltd. (a)	24,143	2,814,108
Cleanspark, Inc. (a)	200,671	1,910,388
Coupa Software, Inc. (a)	17,265	2,728,733
Crowdstrike Holdings, Inc. Class A (a)	13,539	2,772,110
CyberArk Software, Ltd. (a)	17,539	3,039,158
Datadog, Inc. Class A (a)	15,358	2,735,413
Digital Turbine, Inc. (a) (b)	50,523	3,081,398
DocuSign, Inc. (a)	18,489	2,816,060
Everbridge, Inc. (a)	42,454	2,858,428

See accompanying notes to financial statements.
21

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
ironSource, Ltd. Class A (a)	329,164	$ 2,547,729
JFrog, Ltd. (a)	88,105	2,616,719
Mandiant, Inc. (a)	160,597	2,816,871
Mimecast, Ltd. (a)	33,955	2,701,799
Monday.com, Ltd. (a)	8,695	2,684,320
nCino, Inc. (a)	48,745	2,674,151
ON24, Inc. (a)	159,524	2,767,741
OneConnect Financial Technology Co., Ltd. (a)	1,025,191	2,532,222
Pagerduty, Inc. (a) (b)	77,624	2,697,434
Palantir Technologies, Inc. Class A (a)	141,260	2,572,345
Paycom Software, Inc. (a)	6,400	2,657,216
Qualys, Inc. (a)	20,338	2,790,780
Rapid7, Inc. (a)	23,082	2,716,521
SentinelOne, Inc. Class A (a)	53,165	2,684,301
Smartsheet, Inc. Class A (a)	37,903	2,935,587
SS&C Technologies Holdings, Inc.	34,265	2,809,045
Sumo Logic, Inc. (a)	194,764	2,641,000
Tenable Holdings, Inc. (a)	56,430	3,107,600
Trade Desk, Inc. Class A (a)	28,448	2,606,975
UiPath, Inc. Class A (a)	61,085	2,634,596
Upland Software, Inc. (a)	137,196	2,461,296
Varonis Systems, Inc. (a)	53,557	2,612,510
Workday, Inc. Class A (a)	9,528	2,602,859
Xperi Holding Corp.	133,740	2,529,023
Yext, Inc. (a)	259,537	2,574,607
Zoom Video Communications, Inc. Class A (a)	14,473	2,661,729
Zscaler, Inc. (a)	8,747	2,810,674
		123,095,859
TOTAL COMMON STOCKS (Cost $289,373,217)		263,551,490
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	15,425	$ 15,427
State Street Navigator Securities Lending Portfolio II (e) (f)	9,337,275	9,337,275
TOTAL SHORT-TERM INVESTMENTS (Cost $9,352,702)		9,352,702
TOTAL INVESTMENTS — 103.6% (Cost $298,725,919)		272,904,192
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(9,443,407)
NET ASSETS — 100.0%		$ 263,460,785
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$263,551,490	$—	$—	$263,551,490
Short-Term Investments	9,352,702	—	—	9,352,702
TOTAL INVESTMENTS	$272,904,192	$—	$—	$272,904,192
See accompanying notes to financial statements.
22

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	371,487	$ 371,598	$ 9,774,767	$10,130,896	$ (7)	$(35)	15,425	$ 15,427	$ 51
State Street Navigator Securities Lending Portfolio II	28,664,569	28,664,569	36,139,342	55,466,636	—	—	9,337,275	9,337,275	16,478
Total		$29,036,167	$45,914,109	$65,597,532	$ (7)	$(35)		$9,352,702	$16,529
See accompanying notes to financial statements.
23

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUSTRALIA — 1.9%
BHP Group, Ltd. (a)	21,217	$ 640,172
National Australia Bank, Ltd.	30,763	645,042
Rio Tinto PLC	8,794	582,688
		1,867,902
BELGIUM — 0.7%
Anheuser-Busch InBev SA/NV (b)	11,190	676,602
BRAZIL — 0.7%
Petroleo Brasileiro SA Preference Shares ADR	37,317	377,275
Petroleo Brasileiro SA Preference Shares	58,575	299,184
		676,459
CANADA — 1.5%
Nutrien, Ltd.	10,375	780,948
Royal Bank of Canada	6,288	668,301
		1,449,249
CHINA — 3.6%
Alibaba Group Holding, Ltd. ADR (b)	3,840	456,154
China Construction Bank Corp. Class H	868,288	601,408
China Petroleum & Chemical Corp. Class H	1,304,147	607,218
Industrial & Commercial Bank of China, Ltd. Class H	1,123,110	633,850
PetroChina Co., Ltd. Class H	1,468,458	653,585
Tencent Holdings, Ltd.	10,306	603,848
		3,556,063
DENMARK — 0.5%
Vestas Wind Systems A/S	16,226	496,189
FINLAND — 0.6%
Sampo Oyj Class A	12,401	621,352
FRANCE — 6.1%
Air Liquide SA	3,647	635,874
BNP Paribas SA	10,302	711,947
Carrefour SA	35,771	655,132
Cie de Saint-Gobain	8,918	627,458
Engie SA	46,287	685,025
LVMH Moet Hennessy Louis Vuitton SE	820	677,930
Societe Generale SA	20,583	707,008
TotalEnergies SE	14,861	754,244
Vinci SA	6,204	655,497
		6,110,115
GERMANY — 4.6%
Allianz SE	2,823	666,622
BASF SE	8,450	593,665
Daimler AG	9,344	718,211
Daimler Truck Holding AG (b)	72	2,644
Security Description	Shares	Value
Deutsche Bank AG (b)	50,454	$ 632,172
E.ON SE	49,682	688,828
SAP SE	4,428	628,936
Siemens AG	3,734	648,325
		4,579,403
HONG KONG — 0.7%
CLP Holdings, Ltd.	65,827	664,915
INDIA — 1.3%
Infosys, Ltd. ADR	27,350	692,229
Reliance Industries, Ltd. GDR (c)	1,811	115,813
Reliance Industries, Ltd.	15,941	507,841
		1,315,883
ITALY — 1.5%
Assicurazioni Generali SpA (a)	31,221	661,449
UniCredit SpA	50,726	781,294
		1,442,743
JAPAN — 8.9%
Bridgestone Corp. (a)	13,367	574,472
Canon, Inc. (a)	26,181	636,820
Honda Motor Co., Ltd.	20,605	577,953
Komatsu, Ltd.	25,247	590,533
Mitsubishi Corp.	19,780	627,298
Mitsubishi UFJ Financial Group, Inc.	112,148	608,582
Mitsui & Co., Ltd.	27,673	654,487
Mizuho Financial Group, Inc.	43,722	555,471
Nippon Steel Corp.	30,818	502,728
Panasonic Corp.	49,364	542,273
Seven & i Holdings Co., Ltd.	13,684	600,810
SoftBank Group Corp.	9,856	465,091
Sony Group Corp.	5,796	728,558
Takeda Pharmaceutical Co., Ltd.	18,901	514,892
Toyota Motor Corp.	35,600	650,912
		8,830,880
LUXEMBOURG — 0.6%
ArcelorMittal SA	19,521	624,799
MEXICO — 0.7%
America Movil SAB de CV Series L	681,813	722,625
NETHERLANDS — 0.7%
Royal Dutch Shell PLC Class A (d)	451	9,907
Royal Dutch Shell PLC Class B	15,558	341,881
Royal Dutch Shell PLC Class A (d)	16,766	368,170
		719,958
RUSSIA — 0.7%
Gazprom PJSC ADR (a)	72,431	669,262
SOUTH AFRICA — 2.0%
Anglo American PLC	15,126	617,900
MTN Group, Ltd. (b)	73,279	783,801

See accompanying notes to financial statements.
24

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Naspers, Ltd. Class N	3,811	$ 590,275
		1,991,976
SOUTH KOREA — 0.7%
Samsung Electronics Co., Ltd. GDR	345	568,905
Samsung Electronics Co., Ltd.	1,497	98,604
		667,509
SPAIN — 1.8%
Banco Bilbao Vizcaya Argentaria SA	98,898	590,450
Banco Santander SA	179,268	599,461
Telefonica SA	131,807	577,379
		1,767,290
SWEDEN — 0.6%
Telefonaktiebolaget LM Ericsson Class B	54,324	598,750
SWITZERLAND — 4.1%
ABB, Ltd.	17,565	672,796
Credit Suisse Group AG	61,408	597,939
Nestle SA	5,139	718,778
Novartis AG	7,526	663,104
Roche Holding AG	1,717	714,388
UBS Group AG	38,851	700,141
		4,067,146
TAIWAN — 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,071	610,092
UNITED KINGDOM — 5.5%
AstraZeneca PLC	5,666	665,977
BAE Systems PLC	83,506	621,850
BP PLC	157,239	703,874
GlaxoSmithKline PLC	32,748	712,616
HSBC Holdings PLC (b)	123,845	752,574
National Grid PLC	49,673	713,029
Tesco PLC	182,731	717,503
Vodafone Group PLC	396,527	602,921
		5,490,344
UNITED STATES — 49.1%
3M Co.	3,476	617,442
Abbott Laboratories	4,959	697,930
Accenture PLC Class A	1,877	778,110
Adobe, Inc. (b)	973	551,749
Alphabet, Inc. Class A (b)	116	336,057
Alphabet, Inc. Class C (b)	111	321,188
Amazon.com, Inc. (b)	185	616,853
American Express Co.	4,043	661,435
American International Group, Inc.	11,859	674,303
Amgen, Inc.	3,002	675,360
Apple, Inc.	4,309	765,149
AT&T, Inc.	23,752	584,299
Bank of America Corp.	15,947	709,482
Bank of New York Mellon Corp.	12,437	722,341
Security Description	Shares	Value
Baxter International, Inc.	7,955	$ 682,857
Berkshire Hathaway, Inc. Class B (b)	2,312	691,288
Boeing Co. (b)	3,070	618,052
Booking Holdings, Inc. (b)	278	666,986
Carnival Corp. (a)(b)	28,571	574,849
Caterpillar, Inc.	3,130	647,096
Chevron Corp.	6,669	782,607
Cisco Systems, Inc.	11,158	707,082
Coca-Cola Co.	11,620	688,020
Colgate-Palmolive Co.	8,359	713,357
ConocoPhillips	11,561	834,473
CVS Health Corp.	7,705	794,848
Deere & Co.	1,767	605,887
Duke Energy Corp.	6,216	652,058
DuPont de Nemours, Inc.	9,159	739,864
eBay, Inc.	8,897	591,651
Exxon Mobil Corp.	11,945	730,915
FedEx Corp.	2,507	648,410
General Electric Co.	6,276	592,894
Gilead Sciences, Inc.	9,080	659,299
Goldman Sachs Group, Inc.	1,590	608,255
Home Depot, Inc.	1,934	802,629
Honeywell International, Inc.	2,903	605,305
Howmet Aerospace, Inc.	20,679	658,213
HP, Inc.	23,057	868,557
Intel Corp.	11,991	617,536
International Business Machines Corp.	4,865	650,256
Johnson & Johnson	3,843	657,422
JPMorgan Chase & Co.	4,077	645,593
McDonald's Corp.	2,683	719,232
Medtronic PLC	4,923	509,284
Merck & Co., Inc.	8,789	673,589
Meta Platforms, Inc. Class A (b)	1,705	573,477
Microsoft Corp.	2,170	729,814
Mondelez International, Inc. Class A	10,720	710,843
Netflix, Inc. (b)	1,072	645,816
NextEra Energy, Inc.	7,571	706,829
NIKE, Inc. Class B	3,922	653,680
PayPal Holdings, Inc. (b)	2,271	428,265
Pfizer, Inc.	14,184	837,565
Philip Morris International, Inc.	6,233	592,135
Procter & Gamble Co.	4,421	723,187
QUALCOMM, Inc.	4,500	822,915
Raytheon Technologies Corp.	7,735	665,674
Schlumberger NV	24,075	721,046
Simon Property Group, Inc. REIT	4,992	797,572
Southwest Airlines Co. (b)	13,473	577,183
Starbucks Corp.	5,410	632,808
Tesla, Inc. (b)	872	921,512
Travelers Cos., Inc.	4,104	641,989
Union Pacific Corp.	3,090	778,464
United Parcel Service, Inc. Class B	3,321	711,823

See accompanying notes to financial statements.
25

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
UnitedHealth Group, Inc.	1,589	$ 797,900
Verizon Communications, Inc.	11,905	618,584
Visa, Inc. Class A	2,852	618,057
Walmart, Inc.	4,367	631,861
Walt Disney Co. (b)	3,506	543,044
Wells Fargo & Co.	14,568	698,973
Williams Cos., Inc.	26,482	689,591
		48,820,669
TOTAL COMMON STOCKS (Cost $74,202,974)		99,038,175

SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (e) (f)	123,115	123,115
State Street Navigator Securities Lending Portfolio II (g) (h)	1,184,798	1,184,798
TOTAL SHORT-TERM INVESTMENTS (Cost $1,307,913)		1,307,913
TOTAL INVESTMENTS — 101.0% (Cost $75,510,887)		100,346,088
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(945,186)
NET ASSETS — 100.0%		$ 99,400,902

(a)	All or a portion of the shares of the security are on loan at December 31, 2021.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.1% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2021.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	1	03/18/2022	$235,160	$237,925	$2,765
MSCI EAFE Index (long)	2	03/18/2022	228,816	232,180	3,364
Total unrealized appreciation/depreciation on open futures contracts.					$6,129

During the period ended December 31, 2021, average notional value related to futures contracts was $454,971.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 99,038,175	$—	$—	$ 99,038,175
Short-Term Investments	1,307,913	—	—	1,307,913
See accompanying notes to financial statements.
26

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL INVESTMENTS	$100,346,088	$—	$—	$100,346,088
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	6,129	—	—	6,129
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 6,129	$—	$—	$ 6,129
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$100,352,217	$—	$—	$100,352,217
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of December 31, 2021

% of Net Assets
Financials	17.9%
Industrials	13.4
Consumer Discretionary	11.8
Information Technology	11.5
Health Care	10.3
Energy	9.2
Consumer Staples	7.5
Communication Services	7.4
Materials	5.8
Utilities	4.1
Real Estate	0.8
Short-Term Investments	1.3
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	99,094	$ 99,094	$2,212,214	$2,188,193	$—	$—	123,115	$ 123,115	$ 14
State Street Navigator Securities Lending Portfolio II	4,114,813	4,114,813	4,139,186	7,069,201	—	—	1,184,798	1,184,798	2,744
Total		$4,213,907	$6,351,400	$9,257,394	$—	$—		$1,307,913	$2,758
See accompanying notes to financial statements.
27

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.0%
Boeing Co. (a)	2,455	$ 494,241
General Dynamics Corp.	3,688	768,837
HEICO Corp.	270	38,939
HEICO Corp. Class A	486	62,461
Howmet Aerospace, Inc.	3,256	103,639
Huntington Ingalls Industries, Inc.	2,149	401,304
L3Harris Technologies, Inc.	2,103	448,444
Lockheed Martin Corp.	14,080	5,004,173
Northrop Grumman Corp.	2,805	1,085,731
Raytheon Technologies Corp.	21,621	1,860,703
Textron, Inc.	3,626	279,927
TransDigm Group, Inc. (a)	179	113,894
		10,662,293
AIR FREIGHT & LOGISTICS — 1.0%
C.H. Robinson Worldwide, Inc.	27,359	2,944,649
Expeditors International of Washington, Inc.	34,363	4,614,607
FedEx Corp.	4,844	1,252,852
United Parcel Service, Inc. Class B	8,357	1,791,240
		10,603,348
AIRLINES — 0.0% (b)
Delta Air Lines, Inc. (a)	1,799	70,305
Southwest Airlines Co. (a)	1,247	53,421
		123,726
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	2,072	341,777
BorgWarner, Inc.	4,805	216,561
Lear Corp.	1,554	284,304
		842,642
AUTOMOBILES — 0.5%
Ford Motor Co.	107,819	2,239,401
General Motors Co. (a)	44,103	2,585,759
Rivian Automotive, Inc. Class A (a)	1,550	160,719
Tesla, Inc. (a)	378	399,463
		5,385,342
BANKS — 3.7%
Bank of America Corp.	174,199	7,750,114
Citigroup, Inc.	89,983	5,434,073
Citizens Financial Group, Inc.	12,466	589,019
Fifth Third Bancorp	16,695	727,067
First Republic Bank	1,830	377,913
Huntington Bancshares, Inc.	34,737	535,645
JPMorgan Chase & Co.	60,359	9,557,848
KeyCorp.	23,545	544,596
M&T Bank Corp.	3,331	511,575
PNC Financial Services Group, Inc.	8,258	1,655,894
Regions Financial Corp.	22,638	493,508
Signature Bank	694	224,488
Security Description	Shares	Value
SVB Financial Group (a)	2,156	$ 1,462,285
Truist Financial Corp.	32,286	1,890,345
US Bancorp	30,201	1,696,390
Wells Fargo & Co.	120,026	5,758,848
		39,209,608
BEVERAGES — 1.1%
Brown-Forman Corp. Class B	9,687	705,795
Coca-Cola Co.	25,326	1,499,552
Constellation Brands, Inc. Class A	1,681	421,881
Keurig Dr. Pepper, Inc.	6,754	248,952
Molson Coors Beverage Co. Class B	6,336	293,674
Monster Beverage Corp. (a)	14,597	1,401,896
PepsiCo, Inc.	41,117	7,142,434
		11,714,184
BIOTECHNOLOGY — 3.6%
AbbVie, Inc.	12,546	1,698,728
Alnylam Pharmaceuticals, Inc. (a)	57	9,666
Amgen, Inc.	30,640	6,893,081
Biogen, Inc. (a)	7,239	1,736,781
BioMarin Pharmaceutical, Inc. (a)	15,327	1,354,140
Exact Sciences Corp. (a)	429	33,389
Gilead Sciences, Inc.	80,568	5,850,043
Horizon Therapeutics Plc (a)	12,020	1,295,275
Incyte Corp. (a)	19,294	1,416,180
Moderna, Inc. (a)	13,487	3,425,428
Neurocrine Biosciences, Inc. (a)	6,991	595,423
Novavax, Inc. (a) (c)	43	6,152
Regeneron Pharmaceuticals, Inc. (a)	12,192	7,699,492
Seagen, Inc. (a)	11,606	1,794,288
Vertex Pharmaceuticals, Inc. (a)	22,147	4,863,481
		38,671,547
BUILDING PRODUCTS — 0.3%
A.O. Smith Corp.	5,478	470,286
Allegion PLC	3,613	478,506
Carrier Global Corp.	5,682	308,192
Fortune Brands Home & Security, Inc.	1,207	129,028
Johnson Controls International PLC	7,993	649,911
Lennox International, Inc.	181	58,709
Masco Corp.	2,260	158,697
Owens Corning	1,522	137,741
Trane Technologies PLC	1,794	362,442
		2,753,512
CAPITAL MARKETS — 3.1%
Ameriprise Financial, Inc.	1,178	355,355
Apollo Global Management, Inc.	797	57,727
Bank of New York Mellon Corp.	17,420	1,011,754
BlackRock, Inc.	5,394	4,938,531
Blackstone, Inc.	25,510	3,300,739
Carlyle Group, Inc.	827	45,402
Cboe Global Markets, Inc.	14,031	1,829,642

See accompanying notes to financial statements.
28

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Charles Schwab Corp.	13,908	$ 1,169,663
CME Group, Inc.	11,488	2,624,548
Coinbase Global, Inc. Class A (a)	1,806	455,780
FactSet Research Systems, Inc.	1,349	655,628
Franklin Resources, Inc.	5,152	172,540
Goldman Sachs Group, Inc.	7,061	2,701,186
Intercontinental Exchange, Inc.	21,619	2,956,831
Invesco, Ltd.	8,272	190,421
KKR & Co., Inc.	4,752	354,024
MarketAxess Holdings, Inc.	2,610	1,073,415
Moody's Corp.	5,062	1,977,116
Morgan Stanley	20,418	2,004,231
MSCI, Inc.	80	49,015
Nasdaq, Inc.	761	159,818
Northern Trust Corp.	2,615	312,780
Raymond James Financial, Inc.	2,460	246,984
Robinhood Markets, Inc. Class A (a) (c)	393	6,980
S&P Global, Inc.	779	367,633
SEI Investments Co.	5,437	331,331
State Street Corp. (d)	7,277	676,761
T Rowe Price Group, Inc.	9,794	1,925,892
Tradeweb Markets, Inc. Class A	10,488	1,050,268
		33,001,995
CHEMICALS — 1.1%
Air Products & Chemicals, Inc.	5,144	1,565,113
Albemarle Corp.	623	145,639
Celanese Corp.	4,520	759,631
CF Industries Holdings, Inc.	2,328	164,776
Corteva, Inc.	9,569	452,422
Dow, Inc.	12,186	691,190
DuPont de Nemours, Inc.	11,239	907,886
Eastman Chemical Co.	1,936	234,082
Ecolab, Inc.	1,503	352,589
FMC Corp.	1,210	132,967
International Flavors & Fragrances, Inc.	2,085	314,105
Linde PLC	4,283	1,483,760
LyondellBasell Industries NV Class A	6,818	628,824
Mosaic Co.	6,646	261,121
PPG Industries, Inc.	2,181	376,092
RPM International, Inc.	1,039	104,939
Sherwin-Williams Co.	9,254	3,258,889
		11,834,025
COMMERCIAL SERVICES & SUPPLIES — 1.9%
Cintas Corp.	3,208	1,421,689
Copart, Inc. (a)	7,492	1,135,937
Republic Services, Inc.	37,731	5,261,588
Rollins, Inc.	35,707	1,221,537
Waste Connections, Inc.	36,007	4,906,674
Waste Management, Inc.	34,388	5,739,357
		19,686,782
Security Description	Shares	Value
COMMUNICATIONS EQUIPMENT — 2.2%
Arista Networks, Inc. (a)	12,251	$ 1,761,081
Cisco Systems, Inc.	259,200	16,425,504
F5, Inc. (a)	2,277	557,205
Juniper Networks, Inc.	17,900	639,209
Motorola Solutions, Inc.	16,277	4,422,461
		23,805,460
CONSTRUCTION MATERIALS — 0.0% (b)
Martin Marietta Materials, Inc.	502	221,141
Vulcan Materials Co.	910	188,898
		410,039
CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	9,964	474,386
American Express Co.	5,912	967,203
Capital One Financial Corp.	10,418	1,511,548
Discover Financial Services	3,995	461,662
SoFi Technologies, Inc. (a) (c)	5,550	87,746
Synchrony Financial	12,032	558,164
		4,060,709
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	36,102	433,585
Avery Dennison Corp.	3,197	692,374
Ball Corp.	5,953	573,095
Crown Holdings, Inc.	1,656	183,187
International Paper Co.	8,952	420,565
Packaging Corp. of America	1,078	146,770
Sealed Air Corp.	1,549	104,511
Westrock Co.	7,954	352,839
		2,906,926
DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,819	255,024
LKQ Corp.	3,924	235,558
Pool Corp.	1,599	905,034
		1,395,616
DIVERSIFIED FINANCIAL SERVICES — 1.2%
Berkshire Hathaway, Inc. Class B (a)	40,632	12,148,968
Equitable Holdings, Inc.	6,585	215,922
		12,364,890
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
AT&T, Inc.	328,122	8,071,801
Liberty Global PLC Class A (a)	2,857	79,253
Liberty Global PLC Class C (a)	9,968	280,001
Lumen Technologies, Inc.	36,440	457,322
Verizon Communications, Inc.	196,013	10,184,836
		19,073,213
ELECTRIC UTILITIES — 2.6%
Alliant Energy Corp.	9,724	597,734
American Electric Power Co., Inc.	23,739	2,112,059
Duke Energy Corp.	44,645	4,683,261
Edison International	8,720	595,140
Entergy Corp.	4,169	469,638

See accompanying notes to financial statements.
29

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Evergy, Inc.	7,708	$ 528,846
Eversource Energy	13,747	1,250,702
Exelon Corp.	20,921	1,208,397
FirstEnergy Corp.	8,860	368,487
NextEra Energy, Inc.	70,369	6,569,650
NRG Energy, Inc.	5,128	220,914
PG&E Corp. (a)	43,693	530,433
PPL Corp.	15,063	452,794
Southern Co.	63,880	4,380,890
Xcel Energy, Inc.	53,219	3,602,926
		27,571,871
ELECTRICAL EQUIPMENT — 0.5%
AMETEK, Inc.	1,581	232,470
Eaton Corp. PLC	3,624	626,300
Emerson Electric Co.	21,891	2,035,206
Generac Holdings, Inc. (a)	2,048	720,732
Plug Power, Inc. (a) (c)	1,013	28,597
Rockwell Automation, Inc.	4,217	1,471,101
Sensata Technologies Holding PLC (a)	1,783	109,993
Sunrun, Inc. (a) (c)	1,307	44,830
		5,269,229
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
Amphenol Corp. Class A	52,684	4,607,743
Arrow Electronics, Inc. (a)	2,605	349,773
CDW Corp.	5,928	1,213,936
Cognex Corp.	6,078	472,625
Corning, Inc.	9,593	357,147
IPG Photonics Corp. (a)	268	46,133
Keysight Technologies, Inc. (a)	19,879	4,105,212
TE Connectivity, Ltd.	2,923	471,597
Teledyne Technologies, Inc. (a)	221	96,553
Trimble, Inc. (a)	1,324	115,440
Zebra Technologies Corp. Class A (a)	1,823	1,085,050
		12,921,209
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	23,349	561,777
Halliburton Co.	10,706	244,846
Schlumberger NV	57,980	1,736,501
		2,543,124
ENTERTAINMENT — 1.7%
Activision Blizzard, Inc.	46,040	3,063,041
AMC Entertainment Holdings, Inc. Class A (a)	885	24,072
Electronic Arts, Inc.	22,524	2,970,916
Liberty Media Corp.-Liberty Formula One Class C (a)	1,269	80,252
Live Nation Entertainment, Inc. (a)	404	48,355
Netflix, Inc. (a)	6,053	3,646,569
Roku, Inc. (a)	43	9,813
Security Description	Shares	Value
Take-Two Interactive Software, Inc. (a)	17,098	$ 3,038,656
Walt Disney Co. (a)	30,761	4,764,571
		17,646,245
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.8%
Alexandria Real Estate Equities, Inc. REIT	1,156	257,742
American Tower Corp. REIT	5,248	1,535,040
AvalonBay Communities, Inc. REIT	1,005	253,853
Boston Properties, Inc. REIT	1,611	185,555
Camden Property Trust REIT	534	95,415
Crown Castle International Corp. REIT	12,857	2,683,770
Digital Realty Trust, Inc. REIT	1,936	342,420
Duke Realty Corp. REIT	2,246	147,427
Equinix, Inc. REIT	772	652,988
Equity LifeStyle Properties, Inc. REIT	654	57,330
Equity Residential REIT	3,071	277,925
Essex Property Trust, Inc. REIT	425	149,698
Extra Space Storage, Inc. REIT	3,329	754,784
Healthpeak Properties, Inc. REIT	4,614	166,519
Host Hotels & Resorts, Inc. REIT (a)	7,196	125,138
Invitation Homes, Inc. REIT	3,478	157,693
Iron Mountain, Inc. REIT	2,534	132,604
Medical Properties Trust, Inc. REIT	8,690	205,345
Mid-America Apartment Communities, Inc. REIT	696	159,690
Prologis, Inc. REIT	4,036	679,501
Public Storage REIT	17,217	6,448,799
Realty Income Corp. REIT	3,162	226,368
Regency Centers Corp. REIT	1,451	109,333
SBA Communications Corp. REIT	4,078	1,586,424
Simon Property Group, Inc. REIT	2,391	382,010
Sun Communities, Inc. REIT	581	121,993
UDR, Inc. REIT	1,460	87,585
Ventas, Inc. REIT	4,249	217,209
VICI Properties, Inc. REIT	5,888	177,288
Vornado Realty Trust REIT	1,558	65,218
Welltower, Inc. REIT	3,454	296,250
Weyerhaeuser Co. REIT	5,307	218,542
WP Carey, Inc. REIT	2,057	168,777
		19,126,233
FOOD & STAPLES RETAILING — 2.6%
Costco Wholesale Corp.	17,793	10,101,086
Kroger Co.	142,908	6,468,016
Sysco Corp.	7,031	552,285
Walmart, Inc.	59,035	8,541,774
Walgreens Boots Alliance, Inc.	30,172	1,573,772
		27,236,933
FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	12,772	863,260

See accompanying notes to financial statements.
30

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Bunge, Ltd.	4,543	$ 424,134
Campbell Soup Co.	14,944	649,466
Conagra Brands, Inc.	9,909	338,392
General Mills, Inc.	27,697	1,866,224
Hershey Co.	23,331	4,513,849
Hormel Foods Corp.	59,671	2,912,542
J.M. Smucker Co.	8,691	1,180,412
Kellogg Co.	24,921	1,605,411
Kraft Heinz Co.	16,252	583,447
McCormick & Co., Inc.	12,723	1,229,169
Mondelez International, Inc. Class A	42,682	2,830,243
Tyson Foods, Inc. Class A	7,284	634,873
		19,631,422
GAS UTILITIES — 0.0% (b)
Atmos Energy Corp.	1,820	190,682
UGI Corp.	3,953	181,482
		372,164
HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Abbott Laboratories	17,235	2,425,654
ABIOMED, Inc. (a)	1,585	569,284
Align Technology, Inc. (a)	2,765	1,817,103
Baxter International, Inc.	25,829	2,217,161
Becton Dickinson and Co.	12,355	3,107,035
Boston Scientific Corp. (a)	9,832	417,663
Cooper Cos., Inc.	4,559	1,909,948
DENTSPLY SIRONA, Inc.	1,448	80,784
DexCom, Inc. (a)	112	60,138
Edwards Lifesciences Corp. (a)	21,198	2,746,201
Hologic, Inc. (a)	2,067	158,250
IDEXX Laboratories, Inc. (a)	3,623	2,385,601
Insulet Corp. (a)	33	8,780
Intuitive Surgical, Inc. (a)	10,505	3,774,447
Masimo Corp. (a)	3,821	1,118,712
Medtronic PLC	28,442	2,942,325
Novocure, Ltd. (a) (c)	26	1,952
ResMed, Inc.	4,488	1,169,034
STERIS PLC	635	154,565
Stryker Corp.	1,772	473,868
Teleflex, Inc.	268	88,033
Zimmer Biomet Holdings, Inc.	2,489	316,203
		27,942,741
HEALTH CARE PROVIDERS & SERVICES — 3.8%
AmerisourceBergen Corp.	16,374	2,175,941
Anthem, Inc.	3,865	1,791,582
Cardinal Health, Inc.	33,157	1,707,254
Centene Corp. (a)	14,344	1,181,946
Cigna Corp.	9,598	2,203,989
CVS Health Corp.	35,663	3,678,995
DaVita, Inc. (a)	991	112,736
HCA Healthcare, Inc.	2,849	731,965
Henry Schein, Inc. (a)	6,691	518,753
Humana, Inc.	2,883	1,337,308
Security Description	Shares	Value
Laboratory Corp. of America Holdings (a)	1,367	$ 429,525
McKesson Corp.	7,434	1,847,870
Molina Healthcare, Inc. (a)	850	270,368
Quest Diagnostics, Inc.	7,175	1,241,347
UnitedHealth Group, Inc.	41,238	20,707,249
Universal Health Services, Inc. Class B	1,993	258,412
		40,195,240
HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp.	9,335	866,942
Teladoc Health, Inc. (a)	1,237	113,581
Veeva Systems, Inc. Class A (a)	5,008	1,279,444
		2,259,967
HOTELS, RESTAURANTS & LEISURE — 1.2%
Aramark	3,682	135,682
Booking Holdings, Inc. (a)	219	525,431
Caesars Entertainment, Inc. (a)	831	77,723
Carnival Corp. (a)	8,897	179,008
Chipotle Mexican Grill, Inc. (a)	70	122,377
Darden Restaurants, Inc.	1,147	172,784
Domino's Pizza, Inc.	3,836	2,164,770
DraftKings, Inc. Class A (a)	299	8,214
Expedia Group, Inc. (a)	612	110,601
Hilton Worldwide Holdings, Inc. (a)	585	91,254
Las Vegas Sands Corp. (a)	3,564	134,149
Marriott International, Inc. Class A (a)	1,117	184,573
McDonald's Corp.	19,727	5,288,217
MGM Resorts International	3,057	137,198
Royal Caribbean Cruises, Ltd. (a)	1,629	125,270
Starbucks Corp.	26,361	3,083,446
Vail Resorts, Inc.	226	74,105
Wynn Resorts, Ltd. (a)	488	41,500
Yum! Brands, Inc.	1,671	232,035
		12,888,337
HOUSEHOLD DURABLES — 0.6%
D.R. Horton, Inc.	14,580	1,581,201
Garmin, Ltd.	13,252	1,804,525
Lennar Corp. Class A	5,088	591,022
Mohawk Industries, Inc. (a)	1,400	255,052
Newell Brands, Inc.	5,462	119,290
NVR, Inc. (a)	144	850,877
PulteGroup, Inc.	13,130	750,511
Whirlpool Corp.	1,481	347,532
		6,300,010
HOUSEHOLD PRODUCTS — 1.4%
Church & Dwight Co., Inc.	22,306	2,286,365
Clorox Co.	13,976	2,436,856
Colgate-Palmolive Co.	20,080	1,713,627
Kimberly-Clark Corp.	10,461	1,495,086
Procter & Gamble Co.	43,029	7,038,684
		14,970,618

See accompanying notes to financial statements.
31

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	8,592	$ 208,786
Vistra Corp.	14,107	321,216
		530,002
INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	28,944	5,141,323
General Electric Co.	12,827	1,211,767
Honeywell International, Inc.	9,189	1,915,998
Roper Technologies, Inc.	594	292,165
		8,561,253
INSURANCE — 3.1%
Aflac, Inc.	33,614	1,962,721
Alleghany Corp. (a)	269	179,582
Allstate Corp.	18,486	2,174,878
American Financial Group, Inc.	1,214	166,706
American International Group, Inc.	20,869	1,186,611
Aon PLC Class A	5,805	1,744,751
Arch Capital Group, Ltd. (a)	8,830	392,493
Arthur J Gallagher & Co.	18,194	3,086,976
Assurant, Inc.	1,092	170,199
Athene Holding, Ltd. Class A (a)	3,588	298,988
Brown & Brown, Inc.	31,552	2,217,474
Chubb, Ltd.	7,593	1,467,803
Cincinnati Financial Corp.	2,376	270,698
Erie Indemnity Co. Class A	5,042	971,392
Everest Re Group, Ltd.	876	239,954
Fidelity National Financial, Inc.	13,088	682,932
Globe Life, Inc.	4,642	435,048
Hartford Financial Services Group, Inc.	7,908	545,968
Lincoln National Corp.	6,133	418,639
Loews Corp.	5,339	308,381
Markel Corp. (a)	218	269,012
Marsh & McLennan Cos., Inc.	22,166	3,852,894
MetLife, Inc.	20,725	1,295,105
Principal Financial Group, Inc.	5,532	400,130
Progressive Corp.	44,743	4,592,869
Prudential Financial, Inc.	9,188	994,509
Travelers Cos., Inc.	6,596	1,031,812
Willis Towers Watson PLC	4,993	1,185,788
WR Berkley Corp.	2,066	170,218
		32,714,531
INTERACTIVE MEDIA & SERVICES — 4.7%
Alphabet, Inc. Class A (a)	4,112	11,912,629
Alphabet, Inc. Class C (a)	5,639	16,316,954
IAC/InterActiveCorp. (a)	809	105,744
Match Group, Inc. (a)	261	34,517
Meta Platforms, Inc. Class A (a)	64,169	21,583,243
Pinterest, Inc. Class A (a)	514	18,684
Snap, Inc. Class A (a)	372	17,495
Twitter, Inc. (a)	2,735	118,207
		50,107,473
Security Description	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 0.9%
Amazon.com, Inc. (a)	2,232	$ 7,442,247
Chewy, Inc. Class A (a) (c)	43	2,535
eBay, Inc.	8,946	594,909
Etsy, Inc. (a)	4,619	1,011,284
MercadoLibre, Inc. (a)	17	22,923
Wayfair, Inc. Class A (a) (c)	102	19,377
		9,093,275
IT SERVICES — 8.8%
Accenture PLC Class A	38,018	15,760,362
Akamai Technologies, Inc. (a)	18,703	2,188,999
Automatic Data Processing, Inc.	26,748	6,595,522
Block, Inc. (a)	287	46,353
Broadridge Financial Solutions, Inc.	10,097	1,845,934
Cloudflare, Inc. Class A (a)	1,013	133,209
Cognizant Technology Solutions Corp. Class A	39,475	3,502,222
EPAM Systems, Inc. (a)	3,264	2,181,821
Fidelity National Information Services, Inc.	16,760	1,829,354
Fiserv, Inc. (a)	18,939	1,965,679
FleetCor Technologies, Inc. (a)	559	125,127
Gartner, Inc. (a)	2,675	894,306
Global Payments, Inc.	3,820	516,388
GoDaddy, Inc. Class A (a)	526	44,636
International Business Machines Corp.	25,363	3,390,019
Jack Henry & Associates, Inc.	14,688	2,452,749
Mastercard, Inc. Class A	43,262	15,544,902
MongoDB, Inc. (a)	5	2,647
Okta, Inc. (a)	271	60,750
Paychex, Inc.	50,396	6,879,054
PayPal Holdings, Inc. (a)	33,827	6,379,096
Snowflake, Inc. Class A (a)	56	18,970
Twilio, Inc. Class A (a)	263	69,258
VeriSign, Inc. (a)	12,961	3,289,761
Visa, Inc. Class A	78,054	16,915,082
Western Union Co.	73,204	1,305,959
		93,938,159
LEISURE EQUIPMENT & PRODUCTS — 0.0% (b)
Hasbro, Inc.	1,310	133,332
Peloton Interactive, Inc. Class A (a)	7,297	260,941
		394,273
LIFE SCIENCES TOOLS & SERVICES — 1.3%
10X Genomics, Inc. Class A (a)	40	5,958
Agilent Technologies, Inc.	9,645	1,539,824
Avantor, Inc. (a)	2,214	93,298
Bio-Rad Laboratories, Inc. Class A (a)	2,145	1,620,698
Bio-Techne Corp.	97	50,182
Charles River Laboratories International, Inc. (a)	230	86,659
Danaher Corp.	16,804	5,528,684

See accompanying notes to financial statements.
32

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Illumina, Inc. (a)	486	$ 184,894
IQVIA Holdings, Inc. (a)	833	235,023
Mettler-Toledo International, Inc. (a)	69	117,107
PerkinElmer, Inc.	704	141,546
Thermo Fisher Scientific, Inc.	3,371	2,249,266
Waters Corp. (a)	270	100,602
West Pharmaceutical Services, Inc.	3,956	1,855,404
		13,809,145
MACHINERY — 1.0%
Caterpillar, Inc.	6,102	1,261,528
Cummins, Inc.	6,424	1,401,331
Deere & Co.	2,274	779,732
Dover Corp.	1,027	186,503
Fortive Corp.	2,334	178,061
IDEX Corp.	2,629	621,285
Illinois Tool Works, Inc.	12,245	3,022,066
Ingersoll Rand, Inc.	2,599	160,800
Nordson Corp.	311	79,389
Otis Worldwide Corp.	5,224	454,854
PACCAR, Inc.	6,379	563,011
Parker-Hannifin Corp.	1,048	333,390
Pentair PLC	1,244	90,849
Snap-on, Inc.	2,345	505,066
Stanley Black & Decker, Inc.	2,078	391,952
Westinghouse Air Brake Technologies Corp.	2,286	210,564
Xylem, Inc.	1,120	134,310
		10,374,691
MEDIA — 1.4%
Cable One, Inc.	32	56,430
Charter Communications, Inc. Class A (a)	5,121	3,338,738
Comcast Corp. Class A	102,236	5,145,538
Discovery, Inc. Class A (a) (c)	4,806	113,133
Discovery, Inc. Class C (a)	13,408	307,043
DISH Network Corp. Class A (a)	6,543	212,255
Fox Corp. Class A	5,778	213,208
Fox Corp. Class B	8,934	306,168
Interpublic Group of Cos., Inc.	5,761	215,749
Liberty Broadband Corp. Class A (a)	93	14,964
Liberty Broadband Corp. Class C (a)	20,955	3,375,851
Liberty Media Corp.-Liberty SiriusXM Class A (a)	1,170	59,495
Liberty Media Corp.-Liberty SiriusXM Class C (a)	2,121	107,853
News Corp. Class A	5,889	131,384
Omnicom Group, Inc.	4,287	314,108
Sirius XM Holdings, Inc.	7,853	49,867
ViacomCBS, Inc. Class B	18,074	545,473
		14,507,257
Security Description	Shares	Value
METALS & MINING — 0.6%
Freeport-McMoRan, Inc.	10,001	$ 417,342
Newmont Corp.	77,955	4,834,769
Nucor Corp.	4,532	517,328
Steel Dynamics, Inc.	3,494	216,872
		5,986,311
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (b)
AGNC Investment Corp. REIT	6,543	98,407
Annaly Capital Management, Inc. REIT	14,929	116,745
		215,152
MULTI-UTILITIES — 1.2%
Ameren Corp.	10,523	936,652
CenterPoint Energy, Inc.	7,605	212,256
CMS Energy Corp.	14,963	973,343
Consolidated Edison, Inc.	43,161	3,682,497
Dominion Energy, Inc.	26,211	2,059,136
DTE Energy Co.	3,606	431,061
NiSource, Inc.	5,868	162,015
Public Service Enterprise Group, Inc.	7,725	515,489
Sempra Energy	4,963	656,506
WEC Energy Group, Inc.	33,901	3,290,770
		12,919,725
MULTILINE RETAIL — 1.2%
Dollar General Corp.	15,111	3,563,627
Dollar Tree, Inc. (a)	9,570	1,344,776
Target Corp.	36,058	8,345,264
		13,253,667
OIL, GAS & CONSUMABLE FUELS — 1.6%
Cheniere Energy, Inc.	9,017	914,504
Chevron Corp.	32,322	3,792,987
ConocoPhillips	16,699	1,205,334
Coterra Energy, Inc.	18,971	360,449
Devon Energy Corp.	4,394	193,556
Diamondback Energy, Inc.	1,141	123,057
EOG Resources, Inc.	8,100	719,523
Exxon Mobil Corp.	65,895	4,032,115
Hess Corp.	1,240	91,797
Kinder Morgan, Inc.	34,195	542,333
Marathon Petroleum Corp.	22,050	1,410,979
Occidental Petroleum Corp.	13,815	400,497
ONEOK, Inc.	4,659	273,763
Phillips 66	14,978	1,085,306
Pioneer Natural Resources Co.	2,233	406,138
Valero Energy Corp.	15,113	1,135,137
Williams Cos., Inc.	10,167	264,748
		16,952,223
PERSONAL PRODUCTS — 0.3%
Estee Lauder Cos., Inc. Class A	8,326	3,082,285
PHARMACEUTICALS — 5.8%
Bristol-Myers Squibb Co.	33,409	2,083,051

See accompanying notes to financial statements.
33

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Catalent, Inc. (a)	865	$ 110,746
Elanco Animal Health, Inc. (a)	3,622	102,792
Eli Lilly & Co.	42,662	11,784,098
Jazz Pharmaceuticals PLC (a)	676	86,122
Johnson & Johnson	133,865	22,900,286
Merck & Co., Inc.	148,926	11,413,689
Pfizer, Inc.	120,265	7,101,648
Royalty Pharma PLC Class A	1,262	50,291
Viatris, Inc.	52,140	705,454
Zoetis, Inc.	21,832	5,327,663
		61,665,840
PROFESSIONAL SERVICES — 0.4%
Booz Allen Hamilton Holding Corp.	12,624	1,070,389
Clarivate PLC (a) (c)	2,284	53,720
CoStar Group, Inc. (a)	1,104	87,249
Equifax, Inc.	516	151,080
IHS Markit, Ltd.	1,608	213,735
Jacobs Engineering Group, Inc.	1,602	223,046
Leidos Holdings, Inc.	1,784	158,598
Robert Half International, Inc.	4,597	512,657
TransUnion	889	105,418
Verisk Analytics, Inc.	6,344	1,451,063
		4,026,955
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (b)
CBRE Group, Inc. Class A (a)	4,164	451,836
Zillow Group, Inc. Class A (a)	113	7,031
Zillow Group, Inc. Class C (a) (c)	293	18,708
		477,575
ROAD & RAIL — 0.8%
AMERCO	1,697	1,232,412
CSX Corp.	19,208	722,221
JB Hunt Transport Services, Inc.	3,249	664,096
Knight-Swift Transportation Holdings, Inc.	2,886	175,873
Lyft, Inc. Class A (a)	628	26,834
Norfolk Southern Corp.	1,943	578,450
Old Dominion Freight Line, Inc.	11,743	4,208,456
Uber Technologies, Inc. (a)	2,906	121,849
Union Pacific Corp.	4,474	1,127,135
		8,857,326
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.4%
Advanced Micro Devices, Inc. (a)	1,957	281,612
Analog Devices, Inc.	2,468	433,800
Applied Materials, Inc.	33,971	5,345,677
Broadcom, Inc.	3,799	2,527,893
Enphase Energy, Inc. (a)	122	22,319
Entegris, Inc.	485	67,211
Intel Corp.	215,043	11,074,715
KLA Corp.	6,099	2,623,241
Lam Research Corp.	6,069	4,364,521
Marvell Technology, Inc.	2,559	223,887
Microchip Technology, Inc.	2,574	224,092
Security Description	Shares	Value
Micron Technology, Inc.	19,162	$ 1,784,940
Monolithic Power Systems, Inc.	1,330	656,129
NVIDIA Corp.	57,133	16,803,387
NXP Semiconductors NV	1,165	265,364
ON Semiconductor Corp. (a)	2,725	185,082
Qorvo, Inc. (a)	700	109,473
QUALCOMM, Inc.	41,851	7,653,292
Skyworks Solutions, Inc.	6,573	1,019,735
SolarEdge Technologies, Inc. (a)	151	42,366
Teradyne, Inc.	6,188	1,011,924
Texas Instruments, Inc.	54,403	10,253,333
Xilinx, Inc.	7,929	1,681,186
		68,655,179
SOFTWARE — 7.2%
Adobe, Inc. (a)	24,813	14,070,460
ANSYS, Inc. (a)	301	120,737
Autodesk, Inc. (a)	6,505	1,829,141
Avalara, Inc. (a)	63	8,134
Bentley Systems, Inc. Class B	5,296	255,956
Black Knight, Inc. (a)	23,618	1,957,696
Cadence Design Systems, Inc. (a)	9,225	1,719,079
Ceridian HCM Holding, Inc. (a)	267	27,891
Citrix Systems, Inc.	21,091	1,994,998
Coupa Software, Inc. (a)	17	2,687
Crowdstrike Holdings, Inc. Class A (a)	35	7,166
Datadog, Inc. Class A (a)	44	7,837
DocuSign, Inc. (a)	40	6,092
Dropbox, Inc. Class A (a)	382	9,374
Dynatrace, Inc. (a)	113	6,819
Fair Isaac Corp. (a)	1,107	480,073
Fortinet, Inc. (a)	6,036	2,169,338
Guidewire Software, Inc. (a)	196	22,252
HubSpot, Inc. (a)	23	15,160
Intuit, Inc.	10,626	6,834,856
Microsoft Corp.	90,747	30,520,031
NortonLifeLock, Inc.	27,094	703,902
Nuance Communications, Inc. (a)	197	10,898
Oracle Corp.	59,141	5,157,687
Palantir Technologies, Inc. Class A (a)	397	7,229
Palo Alto Networks, Inc. (a) (c)	1,143	636,377
Paycom Software, Inc. (a)	1,599	663,889
PTC, Inc. (a)	252	30,530
RingCentral, Inc. Class A (a)	24	4,496
salesforce.com, Inc. (a)	2,890	734,436
ServiceNow, Inc. (a)	182	118,138
Splunk, Inc. (a)	183	21,177
SS&C Technologies Holdings, Inc.	2,028	166,255
Synopsys, Inc. (a)	503	185,355
Trade Desk, Inc. Class A (a)	370	33,907
Tyler Technologies, Inc. (a)	6,699	3,603,727
VMware, Inc. Class A	2,151	249,258
Workday, Inc. Class A (a)	134	36,606

See accompanying notes to financial statements.
34

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Zendesk, Inc. (a)	55	$ 5,736
Zoom Video Communications, Inc. Class A (a)	5,415	995,873
Zscaler, Inc. (a)	3,321	1,067,137
		76,498,390
SPECIALTY RETAIL — 1.5%
Advance Auto Parts, Inc.	819	196,462
AutoZone, Inc. (a)	1,392	2,918,175
Bath & Body Works, Inc.	2,181	152,212
Best Buy Co., Inc.	12,069	1,226,210
Burlington Stores, Inc. (a)	263	76,667
CarMax, Inc. (a)	2,160	281,297
Carvana Co. (a)	134	31,060
Home Depot, Inc.	13,590	5,639,986
Lowe's Cos., Inc.	4,749	1,227,521
O'Reilly Automotive, Inc. (a)	2,578	1,820,661
Ross Stores, Inc.	2,263	258,616
TJX Cos., Inc.	8,494	644,864
Tractor Supply Co.	4,029	961,319
Ulta Beauty, Inc. (a)	1,881	775,612
		16,210,662
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.3%
Apple, Inc.	179,011	31,786,983
Dell Technologies, Inc. Class C (a)	6,199	348,198
Hewlett Packard Enterprise Co.	47,270	745,448
HP, Inc.	26,216	987,557
NetApp, Inc.	8,177	752,202
Seagate Technology Holdings PLC	2,411	272,395
Western Digital Corp. (a)	4,649	303,161
		35,195,944
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Lululemon Athletica, Inc. (a)	4,084	1,598,682
NIKE, Inc. Class B	45,455	7,575,985
VF Corp.	2,349	171,993
		9,346,660
TOBACCO — 0.2%
Altria Group, Inc.	25,212	1,194,797
Philip Morris International, Inc.	13,031	1,237,945
		2,432,742
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	21,154	1,355,125
Security Description	Shares	Value
United Rentals, Inc. (a)	908	$ 301,719
W.W. Grainger, Inc.	1,818	942,161
		2,599,005
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	2,728	515,210
Essential Utilities, Inc.	1,964	105,447
		620,657
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
T-Mobile US, Inc. (a)	48,876	5,668,638
TOTAL COMMON STOCKS (Cost $843,595,053)		1,064,076,195
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (e) (f)	625,545	625,607
State Street Navigator Securities Lending Portfolio II (d) (g)	161,227	161,227
TOTAL SHORT-TERM INVESTMENTS (Cost $786,834)		786,834
TOTAL INVESTMENTS — 100.0% (Cost $844,381,887)		1,064,863,029
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		385,120
NET ASSETS — 100.0%		$ 1,065,248,149
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at December 31, 2021.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2021.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
35

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,064,076,195	$—	$—	$1,064,076,195
Short-Term Investments	786,834	—	—	786,834
TOTAL INVESTMENTS	$1,064,863,029	$—	$—	$1,064,863,029

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Corp.	6,696	$ 550,947	$ 66,340	$ 12,233	$3,956	$67,751	7,277	$ 676,761	$7,994
State Street Institutional Liquid Reserves Fund, Premier Class	2,152,468	2,153,114	14,542,454	16,069,604	(357)	—	625,545	625,607	269
State Street Navigator Securities Lending Portfolio II	478,989	478,989	1,939,434	2,257,196	—	—	161,227	161,227	748
Total		$3,183,050	$16,548,228	$18,339,033	$3,599	$67,751		$1,463,595	$ 9,011
See accompanying notes to financial statements.
36

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTOMOBILES — 3.0%
Tesla, Inc. (a)	21,348	$ 22,560,139
COMMUNICATIONS EQUIPMENT — 3.1%
Cisco Systems, Inc.	366,042	23,196,082
ENTERTAINMENT — 8.1%
Netflix, Inc. (a)	35,486	21,378,186
ROBLOX Corp. (a) (b)	187,600	19,352,816
Sea, Ltd. ADR (a)	91,130	20,386,692
		61,117,694
HOTELS, RESTAURANTS & LEISURE — 5.8%
Airbnb, Inc. Class A (a)	120,500	20,062,045
Booking Holdings, Inc. (a)	9,736	23,358,903
		43,420,948
INTERACTIVE MEDIA & SERVICES — 8.5%
Alphabet, Inc. Class A (a)	7,347	21,284,553
Meta Platforms, Inc. Class A (a)	65,790	22,128,467
Snap, Inc. Class A (a)	426,747	20,069,911
		63,482,931
INTERNET & DIRECT MARKETING RETAIL — 8.1%
Alibaba Group Holding, Ltd. ADR (a)	173,455	20,604,719
Amazon.com, Inc. (a)	6,288	20,966,330
JD.com, Inc. ADR (a)	272,109	19,066,678
		60,637,727
IT SERVICES — 8.5%
International Business Machines Corp.	174,746	23,356,550
Shopify, Inc. Class A (a)	14,792	20,374,353
Snowflake, Inc. Class A (a)	58,528	19,826,360
		63,557,263
ROAD & RAIL — 3.3%
Uber Technologies, Inc. (a)	591,453	24,799,624
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 32.4%
Advanced Micro Devices, Inc. (a)	156,537	22,525,674
Applied Materials, Inc.	142,034	22,350,470
ASML Holding NV	27,800	22,132,692
Broadcom, Inc.	34,386	22,880,788
Intel Corp.	428,687	22,077,381
Lam Research Corp.	30,712	22,086,535
Micron Technology, Inc.	253,529	23,616,226
NVIDIA Corp.	71,813	21,120,921
QUALCOMM, Inc.	117,964	21,572,077
Security Description	Shares	Value
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	182,028	$ 21,899,789
Texas Instruments, Inc.	110,635	20,851,379
		243,113,932
SOFTWARE — 16.2%
Adobe, Inc. (a)	33,181	18,815,618
Intuit, Inc.	32,000	20,583,040
Microsoft Corp.	63,289	21,285,356
Oracle Corp.	211,338	18,430,787
salesforce.com, Inc. (a)	81,538	20,721,252
ServiceNow, Inc. (a)	33,587	21,801,658
		121,637,711
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.9%
Apple, Inc.	120,842	21,457,914
TOTAL COMMON STOCKS (Cost $536,551,108)		748,981,965
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	402,708	402,748
State Street Navigator Securities Lending Portfolio II (e) (f)	14,542,927	14,542,927
TOTAL SHORT-TERM INVESTMENTS (Cost $14,945,672)		14,945,675
TOTAL INVESTMENTS — 101.9% (Cost $551,496,780)		763,927,640
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(14,581,819)
NET ASSETS — 100.0%		$ 749,345,821
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

See accompanying notes to financial statements.
37

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$748,981,965	$—	$—	$748,981,965
Short-Term Investments	14,945,675	—	—	14,945,675
TOTAL INVESTMENTS	$763,927,640	$—	$—	$763,927,640

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	806,812	$807,054	$ 3,660,917	$4,065,024	$(128)	$(71)	402,708	$ 402,748	$ —
State Street Navigator Securities Lending Portfolio II	—	—	17,157,280	2,614,353	—	—	14,542,927	14,542,927	170
Total		$807,054	$20,818,197	$6,679,377	$(128)	$(71)		$14,945,675	$170
See accompanying notes to financial statements.
38

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.4%
Boeing Co. (a)	19,430	$ 3,911,648
General Dynamics Corp.	8,276	1,725,298
Howmet Aerospace, Inc.	13,871	441,514
Huntington Ingalls Industries, Inc.	1,373	256,394
L3Harris Technologies, Inc.	6,948	1,481,591
Lockheed Martin Corp.	8,675	3,083,182
Northrop Grumman Corp.	5,262	2,036,762
Raytheon Technologies Corp.	53,291	4,586,223
Textron, Inc.	8,021	619,221
TransDigm Group, Inc. (a)	1,892	1,203,842
		19,345,675
AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	4,769	513,287
Expeditors International of Washington, Inc.	6,027	809,366
FedEx Corp.	8,612	2,227,408
United Parcel Service, Inc. Class B	25,840	5,538,546
		9,088,607
AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	4,471	232,939
American Airlines Group, Inc. (a)	22,781	409,147
Delta Air Lines, Inc. (a)	22,734	888,444
Southwest Airlines Co. (a)	21,105	904,138
United Airlines Holdings, Inc. (a)	11,424	500,143
		2,934,811
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	9,613	1,585,664
BorgWarner, Inc.	8,497	382,960
		1,968,624
AUTOMOBILES — 2.6%
Ford Motor Co.	138,293	2,872,346
General Motors Co. (a)	51,275	3,006,253
Tesla, Inc. (a)	28,793	30,427,866
		36,306,465
BANKS — 4.0%
Bank of America Corp.	254,946	11,342,547
Citigroup, Inc.	70,239	4,241,733
Citizens Financial Group, Inc.	15,196	718,011
Comerica, Inc.	4,733	411,771
Fifth Third Bancorp	24,437	1,064,231
First Republic Bank	6,233	1,287,177
Huntington Bancshares, Inc.	52,476	809,180
JPMorgan Chase & Co.	104,612	16,565,310
KeyCorp.	33,753	780,707
M&T Bank Corp.	4,608	707,697
People's United Financial, Inc.	15,209	271,024
PNC Financial Services Group, Inc.	15,034	3,014,618
Regions Financial Corp.	34,188	745,298
SVB Financial Group (a)	2,107	1,429,052
Security Description	Shares	Value
Truist Financial Corp.	47,446	$ 2,777,963
US Bancorp	47,804	2,685,151
Wells Fargo & Co.	141,145	6,772,137
Zions Bancorp NA	5,867	370,560
		55,994,167
BEVERAGES — 1.4%
Brown-Forman Corp. Class B	6,441	469,291
Coca-Cola Co.	137,302	8,129,651
Constellation Brands, Inc. Class A	5,816	1,459,642
Molson Coors Beverage Co. Class B	6,766	313,604
Monster Beverage Corp. (a)	13,169	1,264,751
PepsiCo, Inc.	48,823	8,481,043
		20,117,982
BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	62,479	8,459,657
Amgen, Inc.	20,074	4,516,048
Biogen, Inc. (a)	5,225	1,253,582
Gilead Sciences, Inc.	44,224	3,211,105
Incyte Corp. (a)	6,723	493,468
Moderna, Inc. (a)	12,376	3,143,256
Regeneron Pharmaceuticals, Inc. (a)	3,678	2,322,730
Vertex Pharmaceuticals, Inc. (a)	9,005	1,977,498
		25,377,344
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	4,820	413,797
Allegion PLC	3,277	434,006
Carrier Global Corp.	30,676	1,663,866
Fortune Brands Home & Security, Inc.	4,920	525,948
Johnson Controls International PLC	25,147	2,044,702
Masco Corp.	8,699	610,844
Trane Technologies PLC	8,389	1,694,830
		7,387,993
CAPITAL MARKETS — 3.0%
Ameriprise Financial, Inc.	4,022	1,213,277
Bank of New York Mellon Corp.	26,898	1,562,236
BlackRock, Inc.	5,054	4,627,240
Cboe Global Markets, Inc.	3,790	494,216
Charles Schwab Corp.	52,998	4,457,132
CME Group, Inc.	12,709	2,903,498
Franklin Resources, Inc.	9,704	324,987
Goldman Sachs Group, Inc.	11,908	4,555,405
Intercontinental Exchange, Inc.	19,880	2,718,988
Invesco, Ltd.	12,049	277,368
MarketAxess Holdings, Inc.	1,327	545,755
Moody's Corp.	5,702	2,227,087
Morgan Stanley	50,818	4,988,295
MSCI, Inc.	2,870	1,758,420
Nasdaq, Inc.	4,044	849,280
Northern Trust Corp.	7,391	884,038
Raymond James Financial, Inc.	6,628	665,451

See accompanying notes to financial statements.
39

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
S&P Global, Inc.	8,504	$ 4,013,293
State Street Corp. (b)	12,907	1,200,351
T Rowe Price Group, Inc.	8,053	1,583,542
		41,849,859
CHEMICALS — 1.8%
Air Products & Chemicals, Inc.	7,856	2,390,267
Albemarle Corp.	4,084	954,717
Celanese Corp.	3,903	655,938
CF Industries Holdings, Inc.	7,568	535,663
Corteva, Inc.	26,184	1,237,980
Dow, Inc.	26,520	1,504,214
DuPont de Nemours, Inc.	18,512	1,495,399
Eastman Chemical Co.	4,833	584,358
Ecolab, Inc.	8,781	2,059,935
FMC Corp.	4,631	508,901
International Flavors & Fragrances, Inc.	8,810	1,327,226
Linde PLC	18,212	6,309,183
LyondellBasell Industries NV Class A	9,217	850,084
Mosaic Co.	13,098	514,620
PPG Industries, Inc.	8,344	1,438,839
Sherwin-Williams Co.	8,592	3,025,759
		25,393,083
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	3,149	1,395,543
Copart, Inc. (a)	7,379	1,118,804
Republic Services, Inc.	7,458	1,040,018
Rollins, Inc.	7,892	269,985
Waste Management, Inc.	13,722	2,290,202
		6,114,552
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	7,849	1,128,294
Cisco Systems, Inc.	148,898	9,435,666
F5, Inc. (a)	2,121	519,030
Juniper Networks, Inc.	11,726	418,735
Motorola Solutions, Inc.	6,017	1,634,819
		13,136,544
CONSTRUCTION & ENGINEERING — 0.0% (c)
Quanta Services, Inc.	4,911	563,095
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	2,241	987,205
Vulcan Materials Co.	4,730	981,854
		1,969,059
CONSUMER FINANCE — 0.6%
American Express Co.	22,212	3,633,883
Capital One Financial Corp.	15,070	2,186,506
Discover Financial Services	10,590	1,223,781
Synchrony Financial	19,369	898,528
		7,942,698
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	54,900	659,349
Security Description	Shares	Value
Avery Dennison Corp.	2,886	$ 625,021
Ball Corp.	11,718	1,128,092
International Paper Co.	13,948	655,277
Packaging Corp. of America	3,405	463,591
Sealed Air Corp.	5,382	363,123
Westrock Co.	9,411	417,472
		4,311,925
DISTRIBUTORS — 0.2%
Genuine Parts Co.	5,111	716,562
LKQ Corp.	9,549	573,227
Pool Corp.	1,383	782,778
		2,072,567
DIVERSIFIED FINANCIAL SERVICES — 1.4%
Berkshire Hathaway, Inc. Class B (a)	64,833	19,385,067
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
AT&T, Inc.	252,315	6,206,949
Lumen Technologies, Inc.	32,615	409,318
Verizon Communications, Inc.	146,265	7,599,930
		14,216,197
ELECTRIC UTILITIES — 1.7%
Alliant Energy Corp.	8,835	543,088
American Electric Power Co., Inc.	17,724	1,576,904
Duke Energy Corp.	27,157	2,848,769
Edison International	13,468	919,191
Entergy Corp.	7,147	805,110
Evergy, Inc.	8,121	557,182
Eversource Energy	12,187	1,108,773
Exelon Corp.	34,421	1,988,157
FirstEnergy Corp.	19,326	803,768
NextEra Energy, Inc.	69,284	6,468,354
NRG Energy, Inc.	8,674	373,676
Pinnacle West Capital Corp.	3,961	279,607
PPL Corp.	27,399	823,614
Southern Co.	37,388	2,564,069
Xcel Energy, Inc.	19,152	1,296,590
		22,956,852
ELECTRICAL EQUIPMENT — 0.6%
AMETEK, Inc.	8,234	1,210,727
Eaton Corp. PLC	14,068	2,431,232
Emerson Electric Co.	21,163	1,967,524
Generac Holdings, Inc. (a)	2,226	783,374
Rockwell Automation, Inc.	4,069	1,419,471
		7,812,328
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	21,269	1,860,187
CDW Corp.	4,904	1,004,241
Corning, Inc.	27,391	1,019,767
IPG Photonics Corp. (a)	1,264	217,585
Keysight Technologies, Inc. (a)	6,498	1,341,902
TE Connectivity, Ltd.	11,655	1,880,417
Teledyne Technologies, Inc. (a)	1,584	692,034

See accompanying notes to financial statements.
40

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Trimble, Inc. (a)	8,837	$ 770,498
Zebra Technologies Corp. Class A (a)	1,929	1,148,141
		9,934,772
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	29,317	705,367
Halliburton Co.	31,729	725,642
Schlumberger NV	49,768	1,490,552
		2,921,561
ENTERTAINMENT — 1.7%
Activision Blizzard, Inc.	27,399	1,822,856
Electronic Arts, Inc.	10,011	1,320,451
Live Nation Entertainment, Inc. (a)	4,663	558,114
Netflix, Inc. (a)	15,622	9,411,318
Take-Two Interactive Software, Inc. (a)	4,038	717,633
Walt Disney Co. (a)	64,198	9,943,628
		23,774,000
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.7%
Alexandria Real Estate Equities, Inc. REIT	4,810	1,072,438
American Tower Corp. REIT	16,112	4,712,760
AvalonBay Communities, Inc. REIT	4,947	1,249,563
Boston Properties, Inc. REIT	5,018	577,973
Crown Castle International Corp. REIT	15,270	3,187,460
Digital Realty Trust, Inc. REIT	9,959	1,761,448
Duke Realty Corp. REIT	13,308	873,537
Equinix, Inc. REIT	3,200	2,706,688
Equity Residential REIT	12,182	1,102,471
Essex Property Trust, Inc. REIT	2,325	818,935
Extra Space Storage, Inc. REIT	4,714	1,068,805
Federal Realty Investment Trust REIT	2,502	341,073
Healthpeak Properties, Inc. REIT	19,185	692,387
Host Hotels & Resorts, Inc. REIT (a)	25,128	436,976
Iron Mountain, Inc. REIT	10,337	540,935
Kimco Realty Corp. REIT	21,289	524,774
Mid-America Apartment Communities, Inc. REIT	4,004	918,678
Prologis, Inc. REIT	26,110	4,395,879
Public Storage REIT	5,420	2,030,115
Realty Income Corp. REIT	19,490	1,395,289
Regency Centers Corp. REIT	5,628	424,070
SBA Communications Corp. REIT	3,856	1,500,061
Simon Property Group, Inc. REIT	11,600	1,853,332
UDR, Inc. REIT	9,841	590,361
Ventas, Inc. REIT	13,930	712,102
Vornado Realty Trust REIT	5,639	236,048
Welltower, Inc. REIT	14,900	1,277,973
Weyerhaeuser Co. REIT	26,599	1,095,347
		38,097,478
Security Description	Shares	Value
FOOD & STAPLES RETAILING — 1.4%
Costco Wholesale Corp.	15,605	$ 8,858,959
Kroger Co.	24,004	1,086,421
Sysco Corp.	18,153	1,425,918
Walmart, Inc.	50,529	7,311,041
Walgreens Boots Alliance, Inc.	25,495	1,329,819
		20,012,158
FOOD PRODUCTS — 0.9%
Archer-Daniels-Midland Co.	19,709	1,332,131
Campbell Soup Co.	7,212	313,434
Conagra Brands, Inc.	17,055	582,428
General Mills, Inc.	21,651	1,458,844
Hershey Co.	5,166	999,466
Hormel Foods Corp.	9,951	485,708
J.M. Smucker Co.	3,864	524,809
Kellogg Co.	9,031	581,777
Kraft Heinz Co.	25,100	901,090
Lamb Weston Holdings, Inc.	5,145	326,090
McCormick & Co., Inc.	8,806	850,748
Mondelez International, Inc. Class A	49,603	3,289,175
Tyson Foods, Inc. Class A	10,533	918,056
		12,563,756
GAS UTILITIES — 0.0% (c)
Atmos Energy Corp.	4,593	481,209
HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
Abbott Laboratories	62,663	8,819,191
ABIOMED, Inc. (a)	1,559	559,946
Align Technology, Inc. (a)	2,604	1,711,297
Baxter International, Inc.	17,675	1,517,222
Becton Dickinson and Co.	10,190	2,562,581
Boston Scientific Corp. (a)	50,078	2,127,313
Cooper Cos., Inc.	1,681	704,238
DENTSPLY SIRONA, Inc.	7,872	439,179
DexCom, Inc. (a)	3,447	1,850,867
Edwards Lifesciences Corp. (a)	21,984	2,848,027
Hologic, Inc. (a)	9,129	698,916
IDEXX Laboratories, Inc. (a)	3,045	2,005,011
Intuitive Surgical, Inc. (a)	12,630	4,537,959
Medtronic PLC	47,485	4,912,323
ResMed, Inc.	5,133	1,337,044
STERIS PLC	3,436	836,357
Stryker Corp.	11,860	3,171,601
Teleflex, Inc.	1,604	526,882
Zimmer Biomet Holdings, Inc.	7,376	937,047
		42,103,001
HEALTH CARE PROVIDERS & SERVICES — 2.8%
AmerisourceBergen Corp.	5,192	689,965
Anthem, Inc.	8,591	3,982,272
Cardinal Health, Inc.	10,389	534,930
Centene Corp. (a)	20,671	1,703,290
Cigna Corp.	11,733	2,694,249
CVS Health Corp.	46,464	4,793,226
DaVita, Inc. (a)	2,450	278,712

See accompanying notes to financial statements.
41

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
HCA Healthcare, Inc.	8,476	$ 2,177,654
Henry Schein, Inc. (a)	5,007	388,193
Humana, Inc.	4,568	2,118,912
Laboratory Corp. of America Holdings (a)	3,428	1,077,112
McKesson Corp.	5,503	1,367,881
Quest Diagnostics, Inc.	4,352	752,939
UnitedHealth Group, Inc.	33,311	16,726,786
Universal Health Services, Inc. Class B	2,709	351,249
		39,637,370
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	10,463	971,699
HOTELS, RESTAURANTS & LEISURE — 2.0%
Booking Holdings, Inc. (a)	1,430	3,430,899
Caesars Entertainment, Inc. (a)	7,638	714,382
Carnival Corp. (a) (d)	28,459	572,595
Chipotle Mexican Grill, Inc. (a)	1,011	1,767,481
Darden Restaurants, Inc.	4,661	702,133
Domino's Pizza, Inc.	1,293	729,679
Expedia Group, Inc. (a)	5,193	938,479
Hilton Worldwide Holdings, Inc. (a)	9,850	1,536,501
Las Vegas Sands Corp. (a)	11,734	441,668
Marriott International, Inc. Class A (a)	9,742	1,609,768
McDonald's Corp.	26,366	7,067,934
MGM Resorts International	14,141	634,648
Norwegian Cruise Line Holdings, Ltd. (a)	12,967	268,936
Penn National Gaming, Inc. (a)	5,872	304,463
Royal Caribbean Cruises, Ltd. (a)	7,872	605,357
Starbucks Corp.	41,653	4,872,151
Wynn Resorts, Ltd. (a)	3,728	317,029
Yum! Brands, Inc.	10,465	1,453,170
		27,967,273
HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	11,545	1,252,055
Garmin, Ltd.	5,350	728,510
Lennar Corp. Class A	9,753	1,132,909
Mohawk Industries, Inc. (a)	2,008	365,817
Newell Brands, Inc.	13,424	293,180
NVR, Inc. (a)	109	644,067
PulteGroup, Inc.	9,463	540,905
Whirlpool Corp.	2,256	529,393
		5,486,836
HOUSEHOLD PRODUCTS — 1.4%
Church & Dwight Co., Inc.	8,686	890,315
Clorox Co.	4,420	770,671
Colgate-Palmolive Co.	29,823	2,545,095
Kimberly-Clark Corp.	11,883	1,698,319
Procter & Gamble Co.	85,747	14,026,494
		19,930,894
Security Description	Shares	Value
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (c)
AES Corp.	23,717	$ 576,323
INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	20,424	3,627,915
General Electric Co.	38,785	3,664,019
Honeywell International, Inc.	24,437	5,095,359
Roper Technologies, Inc.	3,720	1,829,719
		14,217,012
INSURANCE — 1.9%
Aflac, Inc.	21,769	1,271,092
Allstate Corp.	10,153	1,194,500
American International Group, Inc.	29,394	1,671,343
Aon PLC Class A	7,804	2,345,570
Arthur J Gallagher & Co.	7,280	1,235,198
Assurant, Inc.	2,104	327,929
Brown & Brown, Inc.	8,298	583,183
Chubb, Ltd.	15,249	2,947,784
Cincinnati Financial Corp.	5,271	600,525
Everest Re Group, Ltd.	1,372	375,818
Globe Life, Inc.	3,411	319,679
Hartford Financial Services Group, Inc.	12,236	844,773
Lincoln National Corp.	6,372	434,953
Loews Corp.	7,177	414,544
Marsh & McLennan Cos., Inc.	17,924	3,115,550
MetLife, Inc.	25,755	1,609,430
Principal Financial Group, Inc.	8,779	634,985
Progressive Corp.	20,580	2,112,537
Prudential Financial, Inc.	13,378	1,448,035
Travelers Cos., Inc.	8,785	1,374,238
Willis Towers Watson PLC	4,414	1,048,281
WR Berkley Corp.	4,966	409,149
		26,319,096
INTERACTIVE MEDIA & SERVICES — 6.5%
Alphabet, Inc. Class A (a)	10,655	30,867,961
Alphabet, Inc. Class C (a)	9,894	28,629,179
Match Group, Inc. (a)	10,016	1,324,616
Meta Platforms, Inc. Class A (a)	83,768	28,175,367
Twitter, Inc. (a)	28,158	1,216,989
		90,214,112
INTERNET & DIRECT MARKETING RETAIL — 3.9%
Amazon.com, Inc. (a)	15,439	51,478,875
eBay, Inc.	22,164	1,473,906
Etsy, Inc. (a)	4,528	991,361
		53,944,142
IT SERVICES — 4.5%
Accenture PLC Class A	22,418	9,293,382
Akamai Technologies, Inc. (a)	5,836	683,045
Automatic Data Processing, Inc.	14,921	3,679,220
Broadridge Financial Solutions, Inc.	4,058	741,884

See accompanying notes to financial statements.
42

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Cognizant Technology Solutions Corp. Class A	18,604	$ 1,650,547
DXC Technology Co. (a)	9,078	292,221
Fidelity National Information Services, Inc.	21,789	2,378,269
Fiserv, Inc. (a)	21,041	2,183,845
FleetCor Technologies, Inc. (a)	2,899	648,912
Gartner, Inc. (a)	2,909	972,537
Global Payments, Inc.	10,435	1,410,603
International Business Machines Corp.	31,604	4,224,191
Jack Henry & Associates, Inc.	2,578	430,500
Mastercard, Inc. Class A	30,788	11,062,744
Paychex, Inc.	11,341	1,548,047
PayPal Holdings, Inc. (a)	41,521	7,830,030
VeriSign, Inc. (a)	3,485	884,563
Visa, Inc. Class A	59,364	12,864,773
		62,779,313
LEISURE EQUIPMENT & PRODUCTS — 0.0% (c)
Hasbro, Inc.	4,580	466,152
LIFE SCIENCES TOOLS & SERVICES — 2.1%
Agilent Technologies, Inc.	10,744	1,715,280
Bio-Rad Laboratories, Inc. Class A (a)	796	601,434
Bio-Techne Corp.	1,389	718,585
Charles River Laboratories International, Inc. (a)	1,794	675,943
Danaher Corp.	22,459	7,389,236
Illumina, Inc. (a)	5,537	2,106,496
IQVIA Holdings, Inc. (a)	6,789	1,915,448
Mettler-Toledo International, Inc. (a)	817	1,386,621
PerkinElmer, Inc.	4,470	898,738
Thermo Fisher Scientific, Inc.	13,929	9,293,986
Waters Corp. (a)	2,185	814,131
West Pharmaceutical Services, Inc.	2,609	1,223,647
		28,739,545
MACHINERY — 1.6%
Caterpillar, Inc.	19,147	3,958,451
Cummins, Inc.	5,048	1,101,171
Deere & Co.	9,987	3,424,442
Dover Corp.	5,076	921,802
Fortive Corp.	12,866	981,547
IDEX Corp.	2,626	620,576
Illinois Tool Works, Inc.	10,192	2,515,386
Ingersoll Rand, Inc.	14,553	900,394
Otis Worldwide Corp.	15,108	1,315,453
PACCAR, Inc.	12,310	1,086,481
Parker-Hannifin Corp.	4,563	1,451,581
Pentair PLC	5,924	432,630
Snap-on, Inc.	1,989	428,391
Stanley Black & Decker, Inc.	5,763	1,087,017
Westinghouse Air Brake Technologies Corp.	6,851	631,046
Security Description	Shares	Value
Xylem, Inc.	6,369	$ 763,770
		21,620,138
MEDIA — 1.0%
Charter Communications, Inc. Class A (a)	4,383	2,857,585
Comcast Corp. Class A	161,813	8,144,048
Discovery, Inc. Class A (a) (d)	5,813	136,838
Discovery, Inc. Class C (a)	10,376	237,610
DISH Network Corp. Class A (a)	8,760	284,174
Fox Corp. Class A	11,618	428,704
Fox Corp. Class B	5,345	183,173
Interpublic Group of Cos., Inc.	13,973	523,289
News Corp. Class A	13,986	312,028
News Corp. Class B	4,395	98,887
Omnicom Group, Inc.	7,599	556,779
ViacomCBS, Inc. Class B	21,271	641,959
		14,405,074
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	52,044	2,171,796
Newmont Corp.	28,259	1,752,623
Nucor Corp.	10,402	1,187,389
		5,111,808
MULTI-UTILITIES — 0.7%
Ameren Corp.	9,095	809,546
CenterPoint Energy, Inc.	20,379	568,778
CMS Energy Corp.	10,353	673,463
Consolidated Edison, Inc.	12,264	1,046,365
Dominion Energy, Inc.	28,445	2,234,639
DTE Energy Co.	6,938	829,369
NiSource, Inc.	14,010	386,816
Public Service Enterprise Group, Inc.	17,988	1,200,339
Sempra Energy	11,430	1,511,960
WEC Energy Group, Inc.	11,178	1,085,048
		10,346,323
MULTILINE RETAIL — 0.5%
Dollar General Corp.	8,384	1,977,199
Dollar Tree, Inc. (a)	7,965	1,119,242
Target Corp.	17,281	3,999,514
		7,095,955
OIL, GAS & CONSUMABLE FUELS — 0.5%
Kinder Morgan, Inc.	69,261	1,098,480
Marathon Petroleum Corp.	21,787	1,394,150
ONEOK, Inc.	15,815	929,289
Phillips 66	15,560	1,127,478
Valero Energy Corp.	14,530	1,091,348
Williams Cos., Inc.	43,220	1,125,449
		6,766,194
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	8,208	3,038,602
PHARMACEUTICALS — 3.8%
Bristol-Myers Squibb Co.	78,503	4,894,662

See accompanying notes to financial statements.
43

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Catalent, Inc. (a)	6,054	$ 775,094
Eli Lilly & Co.	28,089	7,758,744
Johnson & Johnson	92,986	15,907,115
Merck & Co., Inc.	89,411	6,852,459
Organon & Co.	9,101	277,125
Pfizer, Inc.	198,118	11,698,868
Viatris, Inc.	43,011	581,939
Zoetis, Inc.	16,742	4,085,550
		52,831,556
PROFESSIONAL SERVICES — 0.5%
Equifax, Inc.	4,324	1,266,024
IHS Markit, Ltd.	14,097	1,873,773
Jacobs Engineering Group, Inc.	4,653	647,837
Leidos Holdings, Inc.	5,125	455,613
Nielsen Holdings PLC	12,799	262,507
Robert Half International, Inc.	3,931	438,385
Verisk Analytics, Inc.	5,720	1,308,336
		6,252,475
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	11,957	1,297,454
ROAD & RAIL — 0.9%
CSX Corp.	78,513	2,952,089
JB Hunt Transport Services, Inc.	3,004	614,017
Norfolk Southern Corp.	8,693	2,587,993
Old Dominion Freight Line, Inc.	3,360	1,204,157
Union Pacific Corp.	22,755	5,732,667
		13,090,923
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.5%
Advanced Micro Devices, Inc. (a)	42,876	6,169,856
Analog Devices, Inc.	19,023	3,343,673
Applied Materials, Inc.	31,964	5,029,855
Broadcom, Inc.	14,466	9,625,821
Enphase Energy, Inc. (a)	4,759	870,611
Intel Corp.	143,221	7,375,882
KLA Corp.	5,373	2,310,981
Lam Research Corp.	5,012	3,604,380
Microchip Technology, Inc.	19,191	1,670,769
Micron Technology, Inc.	39,626	3,691,162
Monolithic Power Systems, Inc.	1,486	733,088
NVIDIA Corp.	88,492	26,026,382
NXP Semiconductors NV	9,379	2,136,349
Qorvo, Inc. (a)	3,898	609,608
QUALCOMM, Inc.	39,642	7,249,333
Skyworks Solutions, Inc.	5,888	913,464
Teradyne, Inc.	5,944	972,022
Texas Instruments, Inc.	32,602	6,144,499
Xilinx, Inc.	8,707	1,846,145
		90,323,880
SOFTWARE — 9.7%
Adobe, Inc. (a)	16,816	9,535,681
ANSYS, Inc. (a)	3,153	1,264,731
Autodesk, Inc. (a)	7,813	2,196,938
Security Description	Shares	Value
Cadence Design Systems, Inc. (a)	9,763	$ 1,819,335
Ceridian HCM Holding, Inc. (a)	4,821	503,602
Citrix Systems, Inc.	4,432	419,223
Fortinet, Inc. (a)	4,820	1,732,308
Intuit, Inc.	10,005	6,435,416
Microsoft Corp.	265,829	89,403,609
NortonLifeLock, Inc.	20,581	534,694
Oracle Corp.	57,093	4,979,081
Paycom Software, Inc. (a)	1,679	697,104
PTC, Inc. (a)	3,662	443,651
salesforce.com, Inc. (a)	34,407	8,743,851
ServiceNow, Inc. (a)	6,986	4,534,682
Synopsys, Inc. (a)	5,428	2,000,218
Tyler Technologies, Inc. (a)	1,419	763,351
		136,007,475
SPECIALTY RETAIL — 2.5%
Advance Auto Parts, Inc.	2,342	561,799
AutoZone, Inc. (a)	746	1,563,907
Bath & Body Works, Inc.	9,369	653,863
Best Buy Co., Inc.	7,931	805,790
CarMax, Inc. (a)	5,815	757,287
Gap, Inc.	7,310	129,021
Home Depot, Inc.	37,353	15,501,869
Lowe's Cos., Inc.	24,515	6,336,637
O'Reilly Automotive, Inc. (a)	2,385	1,684,359
Ross Stores, Inc.	12,608	1,440,842
TJX Cos., Inc.	42,569	3,231,838
Tractor Supply Co.	4,002	954,877
Ulta Beauty, Inc. (a)	1,956	806,537
		34,428,626
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.3%
Apple, Inc.	551,722	97,969,276
Hewlett Packard Enterprise Co.	46,392	731,602
HP, Inc.	40,794	1,536,710
NetApp, Inc.	7,986	734,632
Seagate Technology Holdings PLC	7,525	850,174
Western Digital Corp. (a)	10,887	709,941
		102,532,335
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
NIKE, Inc. Class B	45,210	7,535,151
PVH Corp.	2,515	268,225
Ralph Lauren Corp.	1,653	196,475
Tapestry, Inc.	9,857	400,194
Under Armour, Inc. Class A (a)	6,777	143,605
Under Armour, Inc. Class C (a)	6,972	125,775
VF Corp.	11,509	842,689
		9,512,114
TOBACCO — 0.6%
Altria Group, Inc.	65,308	3,094,946

See accompanying notes to financial statements.
44

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Philip Morris International, Inc.	55,032	$ 5,228,040
		8,322,986
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	20,445	1,309,707
United Rentals, Inc. (a)	2,549	847,007
W.W. Grainger, Inc.	1,521	788,243
		2,944,957
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	6,403	1,209,271
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile US, Inc. (a)	20,646	2,394,523
TOTAL COMMON STOCKS (Cost $999,975,900)		1,396,915,865
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (e) (f)	1,039,642	1,039,746
State Street Navigator Securities Lending Portfolio II (b) (g)	6,078	6,078
TOTAL SHORT-TERM INVESTMENTS (Cost $1,045,824)		1,045,824
TOTAL INVESTMENTS — 100.0% (Cost $1,001,021,724)		1,397,961,689
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (c)		357,919
NET ASSETS — 100.0%		$ 1,398,319,608

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(c)	Amount is less than 0.05% of net assets.
(d)	All or a portion of the shares of the security are on loan at December 31, 2021.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2021.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,396,915,865	$—	$—	$1,396,915,865
Short-Term Investments	1,045,824	—	—	1,045,824
TOTAL INVESTMENTS	$1,397,961,689	$—	$—	$1,397,961,689

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Corp.	11,303	$ 930,011	$ 195,706	$ 49,506	$8,718	$115,422	12,907	$1,200,351	$5,862
State Street Institutional Liquid Reserves Fund, Premier Class	939,931	940,212	11,214,484	11,114,703	(223)	(24)	1,039,642	1,039,746	247
State Street Navigator Securities Lending Portfolio II	—	—	1,839,880	1,833,802	—	—	6,078	6,078	138
Total		$1,870,223	$13,250,070	$12,998,011	$8,495	$115,398		$2,246,175	$6,247
See accompanying notes to financial statements.
45

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 43.6%
Affiliated Managers Group, Inc.	39,710	$ 6,532,692
Ameriprise Financial, Inc.	22,077	6,659,748
Apollo Global Management, Inc. (a)	94,185	6,821,820
Ares Management Corp. Class A	83,255	6,766,134
Artisan Partners Asset Management, Inc. Class A	146,808	6,993,933
Assetmark Financial Holdings, Inc. (b)	63,904	1,674,924
Bank of New York Mellon Corp.	115,495	6,707,950
BlackRock, Inc.	7,083	6,484,911
Blackstone, Inc.	49,037	6,344,897
Blucora, Inc. (b)	157,513	2,728,125
Bridge Investment Group Holdings, Inc. Class A	75,708	1,890,429
Brightsphere Investment Group, Inc.	223,656	5,725,594
Carlyle Group, Inc.	121,261	6,657,229
Cohen & Steers, Inc.	54,187	5,012,839
Diamond Hill Investment Group, Inc.	4,493	872,675
Federated Hermes, Inc.	183,226	6,885,633
Focus Financial Partners, Inc. Class A (b)	101,398	6,055,489
Franklin Resources, Inc.	192,712	6,453,925
Hamilton Lane, Inc. Class A	62,869	6,514,486
Invesco, Ltd.	283,581	6,528,035
Janus Henderson Group PLC	156,266	6,553,796
KKR & Co., Inc.	86,958	6,478,371
Northern Trust Corp.	55,492	6,637,398
Sculptor Capital Management, Inc.	228,058	4,869,038
SEI Investments Co.	108,576	6,616,621
State Street Corp. (c)	70,540	6,560,220
StepStone Group, Inc. Class A	151,651	6,304,132
T Rowe Price Group, Inc.	33,467	6,580,951
Victory Capital Holdings, Inc. Class A (a)	53,141	1,941,241
Virtus Investment Partners, Inc.	22,305	6,626,816
WisdomTree Investments, Inc.	577,611	3,534,979
		173,015,031
FINANCIAL EXCHANGES & DATA — 23.4%
Cboe Global Markets, Inc.	49,615	6,469,796
CME Group, Inc.	28,686	6,553,604
Coinbase Global, Inc. Class A (b)	25,615	6,464,457
Donnelley Financial Solutions, Inc. (b)	127,140	5,993,380
FactSet Research Systems, Inc.	14,126	6,865,377
Intercontinental Exchange, Inc.	48,338	6,611,188
MarketAxess Holdings, Inc.	17,021	7,000,227
Moody's Corp.	16,472	6,433,634
Morningstar, Inc.	20,349	6,959,154
Security Description	Shares	Value
MSCI, Inc.	10,503	$ 6,435,083
Nasdaq, Inc.	31,930	6,705,619
Open Lending Corp. Class A (b)	303,989	6,833,673
S&P Global, Inc.	13,831	6,527,264
Tradeweb Markets, Inc. Class A	68,887	6,898,344
		92,750,800
INVESTMENT BANKING & BROKERAGE — 32.8%
B Riley Financial, Inc.	83,947	7,459,531
BGC Partners, Inc. Class A	1,432,936	6,663,152
Charles Schwab Corp.	81,080	6,818,828
Cowen, Inc. Class A	184,231	6,650,739
Evercore, Inc. Class A	48,185	6,545,932
Goldman Sachs Group, Inc.	16,799	6,426,458
Houlihan Lokey, Inc.	65,986	6,830,871
Interactive Brokers Group, Inc. Class A	85,950	6,826,149
Jefferies Financial Group, Inc.	171,383	6,649,660
Lazard, Ltd. Class A	151,043	6,590,006
LPL Financial Holdings, Inc.	40,957	6,556,806
Moelis & Co. Class A	110,214	6,889,477
Morgan Stanley	66,676	6,544,916
Oppenheimer Holdings, Inc. Class A	85,792	3,978,175
Perella Weinberg Partners	216,664	2,786,299
Piper Sandler Cos.	39,434	7,039,363
PJT Partners, Inc. Class A	92,049	6,819,911
Raymond James Financial, Inc.	67,249	6,751,800
Stifel Financial Corp.	94,746	6,672,013
StoneX Group, Inc. (b)	30,589	1,873,576
Virtu Financial, Inc. Class A	240,631	6,937,392
		130,311,054
TOTAL COMMON STOCKS (Cost $369,521,994)		396,076,885
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (d) (e)	543,443	543,497
State Street Navigator Securities Lending Portfolio II (c) (f)	548,320	548,320
TOTAL SHORT-TERM INVESTMENTS (Cost $1,091,817)		1,091,817
TOTAL INVESTMENTS — 100.1% (Cost $370,613,811)		397,168,702
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(402,071)
NET ASSETS — 100.0%		$ 396,766,631

See accompanying notes to financial statements.
46

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at December 31, 2021.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2021.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$396,076,885	$—	$—	$396,076,885
Short-Term Investments	1,091,817	—	—	1,091,817
TOTAL INVESTMENTS	$397,168,702	$—	$—	$397,168,702

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Corp.	23,753	$1,954,397	$ 5,006,961	$ 708,876	$53,989	$253,749	70,540	$6,560,220	$23,753
State Street Institutional Liquid Reserves Fund, Premier Class	158,671	158,719	4,361,039	3,976,167	(93)	(1)	543,443	543,497	74
State Street Navigator Securities Lending Portfolio II	32,962	32,962	10,734,259	10,218,901	—	—	548,320	548,320	2,805
Total		$2,146,078	$20,102,259	$14,903,944	$53,896	$253,748		$7,652,037	$26,632
See accompanying notes to financial statements.
47

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
HEALTH CARE EQUIPMENT — 74.5%
Abbott Laboratories	62,539	$ 8,801,739
ABIOMED, Inc. (a)	27,464	9,864,245
Accuray, Inc. (a)	882,935	4,211,600
Alphatec Holdings, Inc. (a) (b)	725,331	8,290,533
AngioDynamics, Inc. (a)	265,062	7,310,410
Asensus Surgical, Inc. (a) (b)	5,948,745	6,603,107
AtriCure, Inc. (a)	123,144	8,562,202
AxoGen, Inc. (a)	310,968	2,913,770
Axonics, Inc. (a)	158,882	8,897,392
Baxter International, Inc.	103,934	8,921,695
Becton Dickinson and Co.	34,308	8,627,776
Boston Scientific Corp. (a)	205,425	8,726,454
Butterfly Network, Inc. (a) (b)	1,183,634	7,918,511
Cardiovascular Systems, Inc. (a)	440,424	8,271,163
CONMED Corp.	61,762	8,755,381
CryoLife, Inc. (a)	224,551	4,569,613
CryoPort, Inc. (a)	130,274	7,708,313
Cutera, Inc. (a) (b)	185,725	7,674,157
DexCom, Inc. (a)	14,929	8,016,126
Edwards Lifesciences Corp. (a)	69,416	8,992,843
Envista Holdings Corp. (a)	205,727	9,270,059
Glaukos Corp. (a)	203,560	9,046,206
Globus Medical, Inc. Class A (a)	124,465	8,986,373
Heska Corp. (a)	51,037	9,313,742
Hologic, Inc. (a)	112,429	8,607,564
IDEXX Laboratories, Inc. (a)	13,821	9,100,576
Inari Medical, Inc. (a)	106,368	9,708,207
Inogen, Inc. (a)	245,281	8,339,554
Insulet Corp. (a)	32,216	8,571,711
Integer Holdings Corp. (a)	101,047	8,648,613
Integra LifeSciences Holdings Corp. (a)	129,725	8,690,278
Intersect ENT, Inc. (a)	312,771	8,541,776
Intuitive Surgical, Inc. (a)	24,517	8,808,958
iRhythm Technologies, Inc. (a)	93,354	10,986,832
LeMaitre Vascular, Inc.	145,553	7,311,127
LivaNova PLC (a)	103,468	9,046,207
Masimo Corp. (a)	30,296	8,870,063
Medtronic PLC	75,225	7,782,026
Mesa Laboratories, Inc. (b)	26,210	8,599,239
Natus Medical, Inc. (a)	138,427	3,284,873
Nevro Corp. (a)	97,662	7,917,458
Novocure, Ltd. (a)	100,384	7,536,831
NuVasive, Inc. (a)	165,766	8,699,400
Ortho Clinical Diagnostics Holdings PLC (a)	454,304	9,717,562
Orthofix Medical, Inc. (a)	116,611	3,625,436
Outset Medical, Inc. (a)	185,919	8,569,007
Penumbra, Inc. (a)	34,309	9,857,662
ResMed, Inc.	32,354	8,427,570
SeaSpine Holdings Corp. (a)	179,615	2,446,356
Security Description	Shares	Value
Senseonics Holdings, Inc. (a) (b)	3,020,496	$ 8,064,724
Shockwave Medical, Inc. (a)	47,342	8,442,499
SI-BONE, Inc. (a)	422,870	9,391,943
STERIS PLC	36,568	8,901,017
Stryker Corp.	32,505	8,692,487
Surmodics, Inc. (a)	66,438	3,198,990
Tactile Systems Technology, Inc. (a)	411,335	7,827,705
Tandem Diabetes Care, Inc. (a)	63,579	9,569,911
Teleflex, Inc.	26,322	8,646,251
TransMedics Group, Inc. (a) (b)	332,837	6,377,157
Vapotherm, Inc. (a) (b)	226,360	4,687,916
Varex Imaging Corp. (a)	298,666	9,422,912
ViewRay, Inc. (a)	1,563,286	8,613,706
Zimmer Biomet Holdings, Inc.	67,936	8,630,589
Zomedica Corp. (a) (b)	23,492,745	7,200,526
		509,616,629
HEALTH CARE SUPPLIES — 25.4%
Align Technology, Inc. (a)	12,660	8,319,899
Atrion Corp.	6,222	4,385,888
Avanos Medical, Inc. (a)	284,145	9,851,307
BioLife Solutions, Inc. (a)	243,196	9,063,915
Cerus Corp. (a)	1,143,620	7,788,052
Cooper Cos., Inc.	21,164	8,866,446
DENTSPLY SIRONA, Inc.	158,703	8,854,040
Figs, Inc. Class A (a)	340,915	9,395,617
Haemonetics Corp. (a)	162,076	8,596,511
ICU Medical, Inc. (a)	37,554	8,913,066
Lantheus Holdings, Inc. (a)	310,932	8,982,826
Meridian Bioscience, Inc. (a)	362,315	7,391,226
Merit Medical Systems, Inc. (a)	133,480	8,315,804
Neogen Corp. (a)	209,110	9,495,685
OraSure Technologies, Inc. (a)	1,012,911	8,802,197
OrthoPediatrics Corp. (a)	104,124	6,232,863
Pulmonx Corp. (a)	248,893	7,981,999
Quidel Corp. (a)	62,725	8,467,248
Silk Road Medical, Inc. (a)	204,386	8,708,887
SmileDirectClub, Inc. (a) (b)	3,100,813	7,286,911
STAAR Surgical Co. (a)	92,621	8,456,298
		174,156,685
TOTAL COMMON STOCKS (Cost $664,274,004)		683,773,314
SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	265,215	265,242

See accompanying notes to financial statements.
48

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	19,321,979	$ 19,321,979
TOTAL SHORT-TERM INVESTMENTS (Cost $19,587,221)		19,587,221
TOTAL INVESTMENTS — 102.8% (Cost $683,861,225)		703,360,535
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(19,318,348)
NET ASSETS — 100.0%		$ 684,042,187

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$683,773,314	$—	$—	$683,773,314
Short-Term Investments	19,587,221	—	—	19,587,221
TOTAL INVESTMENTS	$703,360,535	$—	$—	$703,360,535

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	119,404	$ 119,440	$ 11,582,087	$ 11,436,235	$(47)	$ (3)	265,215	$ 265,242	$ 110
State Street Navigator Securities Lending Portfolio II	12,327,999	12,327,999	88,800,831	81,806,851	—	—	19,321,979	19,321,979	155,057
Total		$12,447,439	$100,382,918	$93,243,086	$(47)	$ (3)		$19,587,221	$155,167
See accompanying notes to financial statements.
49

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
HEALTH CARE SERVICES — 48.6%
1Life Healthcare, Inc. (a) (b)	117,859	$ 2,070,783
Accolade, Inc. (a) (b)	81,880	2,158,357
Addus HomeCare Corp. (a)	21,811	2,039,547
Agiliti, Inc. (a)	55,326	1,281,350
agilon health, Inc. (a)	87,647	2,366,469
Amedisys, Inc. (a)	12,461	2,017,187
AMN Healthcare Services, Inc. (a)	18,014	2,203,653
Apollo Medical Holdings, Inc. (a) (b)	26,717	1,963,165
CareMax, Inc. (a)	115,604	887,839
Castle Biosciences, Inc. (a)	49,445	2,119,707
Chemed Corp.	3,898	2,062,198
Cigna Corp.	9,319	2,139,922
CorVel Corp. (a)	8,061	1,676,688
Cross Country Healthcare, Inc. (a)	53,071	1,473,251
CVS Health Corp.	20,268	2,090,847
DaVita, Inc. (a)	18,933	2,153,818
Fulgent Genetics, Inc. (a) (b)	24,104	2,424,621
Guardant Health, Inc. (a)	21,355	2,135,927
Hims & Hers Health, Inc. (a) (b)	328,453	2,151,367
Laboratory Corp. of America Holdings (a)	6,945	2,182,188
LHC Group, Inc. (a)	15,033	2,062,978
MEDNAX, Inc. (a)	77,151	2,099,279
ModivCare, Inc. (a)	14,273	2,116,543
National Research Corp.	6,010	249,535
Oak Street Health, Inc. (a) (b)	63,648	2,109,295
Option Care Health, Inc. (a)	77,960	2,217,182
Premier, Inc. Class A	51,612	2,124,866
Privia Health Group, Inc. (a)	90,780	2,348,479
Quest Diagnostics, Inc.	12,519	2,165,912
R1 RCM, Inc. (a)	83,307	2,123,495
RadNet, Inc. (a)	60,455	1,820,300
Signify Health, Inc. Class A (a) (b)	143,730	2,043,841
Tivity Health, Inc. (a)	52,628	1,391,484
		64,472,073
HEALTH CARE DISTRIBUTORS — 14.5%
AdaptHealth Corp. (a)	91,778	2,244,890
AmerisourceBergen Corp.	16,273	2,162,519
Cardinal Health, Inc.	41,317	2,127,412
Covetrus, Inc. (a)	110,450	2,205,687
Henry Schein, Inc. (a)	26,474	2,052,529
McKesson Corp.	8,594	2,136,211
Owens & Minor, Inc.	48,762	2,121,147
Patterson Cos., Inc.	69,931	2,052,475
PetIQ, Inc. (a) (b)	91,526	2,078,555
		19,181,425
Security Description	Shares	Value
HEALTH CARE FACILITIES — 20.9%
Acadia Healthcare Co., Inc. (a)	34,133	$ 2,071,874
Brookdale Senior Living, Inc. (a)	358,418	1,849,437
Cano Health, Inc. (a)	211,123	1,881,106
Community Health Systems, Inc. (a)	157,511	2,096,471
Encompass Health Corp.	31,509	2,056,277
Ensign Group, Inc.	25,294	2,123,684
Hanger, Inc. (a)	47,106	854,032
HCA Healthcare, Inc.	8,226	2,113,424
Joint Corp. (a)	28,965	1,902,711
National HealthCare Corp.	6,215	422,247
Pennant Group, Inc. (a)	30,356	700,616
Select Medical Holdings Corp.	68,709	2,020,045
Surgery Partners, Inc. (a) (b)	39,670	2,118,775
Tenet Healthcare Corp. (a)	26,421	2,158,331
Universal Health Services, Inc. Class B	15,603	2,023,085
US Physical Therapy, Inc.	13,754	1,314,195
		27,706,310
MANAGED HEALTH CARE — 15.9%
Alignment Healthcare, Inc. (a)	130,140	1,829,768
Anthem, Inc.	4,650	2,155,461
Centene Corp. (a)	25,542	2,104,661
Clover Health Investments Corp. (a) (b)	453,296	1,686,261
HealthEquity, Inc. (a)	49,044	2,169,707
Humana, Inc.	4,343	2,014,544
Magellan Health, Inc. (a)	21,207	2,014,453
Molina Healthcare, Inc. (a)	6,612	2,103,145
Progyny, Inc. (a)	42,809	2,155,433
Triple-S Management Corp. (a)	21,014	749,780
UnitedHealth Group, Inc.	4,187	2,102,460
		21,085,673
TOTAL COMMON STOCKS (Cost $142,511,568)		132,445,481
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	82,131	82,139
State Street Navigator Securities Lending Portfolio II (e) (f)	3,236,770	3,236,770
TOTAL SHORT-TERM INVESTMENTS (Cost $3,318,857)		3,318,909
TOTAL INVESTMENTS — 102.4% (Cost $145,830,425)		135,764,390
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(3,228,661)
NET ASSETS — 100.0%		$ 132,535,729

See accompanying notes to financial statements.
50

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$132,445,481	$—	$—	$132,445,481
Short-Term Investments	3,318,909	—	—	3,318,909
TOTAL INVESTMENTS	$135,764,390	$—	$—	$135,764,390

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	515,301	$ 515,455	$ 795,397	$ 1,228,636	$(59)	$(18)	82,131	$ 82,139	$ 52
State Street Navigator Securities Lending Portfolio II	4,199,262	4,199,262	28,697,485	29,659,977	—	—	3,236,770	3,236,770	30,213
Total		$4,714,717	$29,492,882	$30,888,613	$(59)	$(18)		$3,318,909	$30,265
See accompanying notes to financial statements.
51

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
INSURANCE BROKERS — 14.1%
Aon PLC Class A	31,930	$ 9,596,881
Arthur J Gallagher & Co.	55,330	9,387,841
Brown & Brown, Inc.	139,711	9,818,889
Goosehead Insurance, Inc. Class A	70,916	9,224,753
Marsh & McLennan Cos., Inc.	54,642	9,497,873
Ryan Specialty Group Holdings, Inc. Class A (a)	158,971	6,414,480
Willis Towers Watson PLC	40,164	9,538,548
		63,479,265
LIFE & HEALTH INSURANCE — 24.5%
Aflac, Inc.	162,285	9,475,821
American Equity Investment Life Holding Co.	107,855	4,197,717
Brighthouse Financial, Inc. (a)	182,559	9,456,556
CNO Financial Group, Inc.	370,108	8,823,375
Genworth Financial, Inc. Class A (a)	1,307,602	5,295,788
Globe Life, Inc.	102,156	9,574,060
Lincoln National Corp.	139,117	9,496,127
MetLife, Inc.	154,826	9,675,077
Primerica, Inc.	48,100	7,372,287
Principal Financial Group, Inc.	130,389	9,431,036
Prudential Financial, Inc.	87,700	9,492,648
Trupanion, Inc. (a)	65,102	8,595,417
Unum Group	390,942	9,605,445
		110,491,354
MULTI-LINE INSURANCE — 6.4%
American International Group, Inc.	172,581	9,812,956
Assurant, Inc.	60,606	9,446,051
Hartford Financial Services Group, Inc.	137,752	9,510,398
		28,769,405
PROPERTY & CASUALTY INSURANCE — 45.5%
Allstate Corp.	86,864	10,219,550
American Financial Group, Inc.	68,010	9,339,133
Arch Capital Group, Ltd. (a)	216,125	9,606,756
Argo Group International Holdings, Ltd.	47,084	2,736,051
Assured Guaranty, Ltd.	192,959	9,686,542
Axis Capital Holdings, Ltd.	168,286	9,166,538
Chubb, Ltd.	49,047	9,481,276
Cincinnati Financial Corp.	80,707	9,194,949
Erie Indemnity Co. Class A	32,460	6,253,744
Fidelity National Financial, Inc.	186,586	9,736,057
First American Financial Corp.	123,427	9,655,694
Hanover Insurance Group, Inc.	56,499	7,404,759
Kemper Corp.	111,168	6,535,567
Security Description	Shares	Value
Kinsale Capital Group, Inc.	36,252	$ 8,623,988
Lemonade, Inc. (a) (b)	217,210	9,146,713
Loews Corp.	164,416	9,496,668
Markel Corp. (a)	7,564	9,333,976
Mercury General Corp.	74,711	3,964,166
Old Republic International Corp.	379,711	9,333,296
Progressive Corp.	98,735	10,135,148
RLI Corp.	45,792	5,133,283
Selective Insurance Group, Inc.	64,760	5,306,434
Travelers Cos., Inc.	60,872	9,522,207
White Mountains Insurance Group, Ltd.	5,947	6,029,663
WR Berkley Corp.	116,025	9,559,300
		204,601,458
REINSURANCE — 9.4%
Alleghany Corp. (a)	13,886	9,270,155
Enstar Group, Ltd. (a)	15,482	3,833,188
Everest Re Group, Ltd.	34,767	9,523,376
Reinsurance Group of America, Inc.	90,828	9,944,758
RenaissanceRe Holdings, Ltd.	56,721	9,604,567
		42,176,044
TOTAL COMMON STOCKS (Cost $468,698,493)		449,517,526
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	1,131,649	1,131,762
State Street Navigator Securities Lending Portfolio II (e) (f)	3,445,112	3,445,112
TOTAL SHORT-TERM INVESTMENTS (Cost $4,576,874)		4,576,874
TOTAL INVESTMENTS — 100.9% (Cost $473,275,367)		454,094,400
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(4,026,442)
NET ASSETS — 100.0%		$ 450,067,958
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
52

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$449,517,526	$—	$—	$449,517,526
Short-Term Investments	4,576,874	—	—	4,576,874
TOTAL INVESTMENTS	$454,094,400	$—	$—	$454,094,400

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	659,163	$659,361	$10,136,843	$ 9,664,246	$(177)	$(19)	1,131,649	$1,131,762	$ 156
State Street Navigator Securities Lending Portfolio II	—	—	20,543,560	17,098,448	—	—	3,445,112	3,445,112	12,999
Total		$659,361	$30,680,403	$26,762,694	$(177)	$(19)		$4,576,874	$13,155
See accompanying notes to financial statements.
53

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
INTERACTIVE MEDIA & SERVICES — 33.3%
Alphabet, Inc. Class C (a)	240	$ 694,462
Angi, Inc. (a)	74,671	687,720
Bumble, Inc. Class A (a)	19,661	665,721
Cargurus, Inc. (a)	19,975	671,959
Cars.com, Inc. (a)	27,156	436,940
Eventbrite, Inc. Class A (a)	46,245	806,513
fuboTV, Inc. (a) (b)	40,039	621,405
IAC/InterActiveCorp. (a)	5,479	716,160
Match Group, Inc. (a)	5,471	723,540
MediaAlpha, Inc. Class A (a) (b)	18,617	287,446
Meta Platforms, Inc. Class A (a)	2,163	727,525
Pinterest, Inc. Class A (a)	19,139	695,703
QuinStreet, Inc. (a)	23,103	420,244
Snap, Inc. Class A (a)	14,032	659,925
TripAdvisor, Inc. (a)	26,981	735,502
Twitter, Inc. (a)	15,652	676,479
Vimeo, Inc. (a)	39,573	710,731
Yelp, Inc. (a)	19,787	717,081
Ziff Davis, Inc. (a)	6,689	741,543
ZoomInfo Technologies, Inc. (a)	11,185	718,077
		13,114,676
INTERNET & DIRECT MARKETING RETAIL — 38.1%
1-800-Flowers.com, Inc. Class A (a)	30,345	709,163
Amazon.com, Inc. (a)	207	690,208
BARK, Inc. (a)	153,026	645,770
CarParts.com, Inc. (a)	55,538	622,026
Chewy, Inc. Class A (a) (b)	13,777	812,430
ContextLogic, Inc. Class A (a) (b)	199,192	619,487
DoorDash, Inc. Class A (a)	4,514	672,135
eBay, Inc.	10,661	708,956
Etsy, Inc. (a)	3,166	693,164
Groupon, Inc. (a) (b)	31,920	739,267
Liquidity Services, Inc. (a)	12,684	280,063
Overstock.com, Inc. (a) (b)	9,739	574,698
PetMed Express, Inc.	26,379	666,333
Porch Group, Inc. (a)	42,022	655,123
Poshmark, Inc. Class A (a)	38,629	657,852
Quotient Technology, Inc. (a)	79,367	588,903
Qurate Retail, Inc. Class A	89,250	678,300
RealReal, Inc. (a) (b)	57,324	665,532
Revolve Group, Inc. (a)	11,142	624,398
Shutterstock, Inc.	6,420	711,850
Stitch Fix, Inc. Class A (a)	37,374	707,116
ThredUp, Inc. Class A (a)	48,977	624,946
Wayfair, Inc. Class A (a) (b)	3,529	670,404
		15,018,124
INTERNET SERVICES & INFRASTRUCTURE — 28.6%
Akamai Technologies, Inc. (a)	6,310	738,522
Security Description	Shares	Value
BigCommerce Holdings, Inc. (a)	18,389	$ 650,419
Brightcove, Inc. (a)	20,386	208,345
Cloudflare, Inc. Class A (a)	5,076	667,494
DigitalOcean Holdings, Inc. (a)	8,467	680,154
Fastly, Inc. Class A (a) (b)	17,634	625,125
GoDaddy, Inc. Class A (a)	9,988	847,582
Limelight Networks, Inc. (a)	83,322	285,794
MongoDB, Inc. (a)	1,405	743,737
Okta, Inc. (a)	3,188	714,654
Rackspace Technology, Inc. (a)	53,177	716,294
Snowflake, Inc. Class A (a)	1,921	650,739
SolarWinds Corp.	49,627	704,207
Squarespace, Inc. Class A (a)	23,056	680,152
Switch, Inc. Class A	26,608	762,053
Tucows, Inc. Class A (a)	1,441	120,785
Twilio, Inc. Class A (a)	2,696	709,965
VeriSign, Inc. (a)	2,914	739,631
		11,245,652
TOTAL COMMON STOCKS (Cost $46,853,929)		39,378,452
SHORT-TERM INVESTMENTS — 8.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	28,670	28,673
State Street Navigator Securities Lending Portfolio II (e) (f)	3,181,735	3,181,735
TOTAL SHORT-TERM INVESTMENTS (Cost $3,210,408)		3,210,408
TOTAL INVESTMENTS — 108.1% (Cost $50,064,337)		42,588,860
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.1)%		(3,193,049)
NET ASSETS — 100.0%		$ 39,395,811
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
54

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$39,378,452	$—	$—	$39,378,452
Short-Term Investments	3,210,408	—	—	3,210,408
TOTAL INVESTMENTS	$42,588,860	$—	$—	$42,588,860

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	39,215	$ 39,227	$ 375,263	$ 385,800	$(17)	$—	28,670	$ 28,673	$ 7
State Street Navigator Securities Lending Portfolio II	2,554,443	2,554,443	14,491,361	13,864,069	—	—	3,181,735	3,181,735	3,546
Total		$2,593,670	$14,866,624	$14,249,869	$(17)	$—		$3,210,408	$3,553
See accompanying notes to financial statements.
55

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALUMINUM — 13.8%
Alcoa Corp.	1,606,293	$ 95,702,937
Arconic Corp. (a)	1,787,054	58,990,653
Century Aluminum Co. (a)	4,309,130	71,359,193
Kaiser Aluminum Corp.	293,543	27,575,429
		253,628,212
COAL & CONSUMABLE FUELS — 15.4%
Arch Resources, Inc. (b) (c)	923,584	84,341,691
CONSOL Energy, Inc. (a) (b)	1,748,545	39,709,457
Peabody Energy Corp. (a) (b) (c)	8,374,481	84,331,024
Uranium Energy Corp. (a) (b) (c)	22,548,848	75,538,641
		283,920,813
COPPER — 4.6%
Freeport-McMoRan, Inc.	2,042,858	85,248,464
DIVERSIFIED METALS & MINING — 7.3%
Compass Minerals International, Inc.	845,059	43,165,614
Materion Corp.	179,059	16,462,684
MP Materials Corp. (a) (c)	1,658,590	75,333,158
		134,961,456
GOLD — 13.1%
Coeur Mining, Inc. (a)	12,777,679	64,399,502
McEwen Mining, Inc. (a) (c)	8,342,817	7,395,907
Newmont Corp.	1,397,275	86,658,996
Royal Gold, Inc.	798,599	84,020,601
		242,475,006
SILVER — 5.5%
Gatos Silver, Inc. (a)	2,032,474	21,097,080
Hecla Mining Co.	15,460,522	80,703,925
		101,801,005
STEEL — 40.2%
Allegheny Technologies, Inc. (a)	4,361,187	69,473,709
Alpha Metallurgical Resources, Inc. (a)	851,618	51,991,279
Carpenter Technology Corp.	723,491	21,118,702
Cleveland-Cliffs, Inc. (a) (c)	3,868,978	84,227,651
Commercial Metals Co.	2,284,547	82,906,211
Haynes International, Inc.	96,940	3,909,590
Nucor Corp.	692,434	79,041,341
Reliance Steel & Aluminum Co.	495,557	80,389,256
Security Description	Shares	Value
Schnitzer Steel Industries, Inc. Class A	608,423	$ 31,589,322
Steel Dynamics, Inc.	1,304,897	80,994,957
SunCoke Energy, Inc.	2,054,086	13,536,427
TimkenSteel Corp. (a)	1,461,754	24,118,941
United States Steel Corp. (c)	3,448,483	82,108,380
Worthington Industries, Inc.	679,574	37,145,515
		742,551,281
TOTAL COMMON STOCKS (Cost $1,919,631,644)		1,844,586,237
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (d) (e)	2,132,310	2,132,523
State Street Navigator Securities Lending Portfolio II (f) (g)	4,950,965	4,950,965
TOTAL SHORT-TERM INVESTMENTS (Cost $7,083,459)		7,083,488
TOTAL INVESTMENTS — 100.3% (Cost $1,926,715,103)		1,851,669,725
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(4,756,249)
NET ASSETS — 100.0%		$ 1,846,913,476
(a)	Non-income producing security.
(b)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at December 31, 2021.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
56

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,844,586,237	$—	$—	$1,844,586,237
Short-Term Investments	7,083,488	—	—	7,083,488
TOTAL INVESTMENTS	$1,851,669,725	$—	$—	$1,851,669,725

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
Arch Resources, Inc.	996,097	$ 56,757,607	$ 75,927,433	$ 76,764,871	$19,441,928	$ 8,979,594	923,584	$ 84,341,691	$195,386
Century Aluminium Company	7,515,836	96,879,126	74,634,310	111,581,555	(3,516,114)	—*	—	—*	—
CONSOL Energy, Inc.	746,481	13,787,504	43,583,083	19,552,351	4,742,121	(2,850,900)	1,748,545	39,709,457	—
Peabody Energy Corp.	5,820,235	46,154,464	102,431,053	77,088,669	27,289,811	(14,455,635)	8,374,481	84,331,024	—
State Street Institutional Liquid Reserves Fund, Premier Class	1,570,577	1,571,049	15,867,410	15,305,565	(253)	(118)	2,132,310	2,132,523	400
State Street Navigator Securities Lending Portfolio II	28,062,730	28,062,730	242,876,827	265,988,592	—	—	4,950,965	4,950,965	71,921
Timkensteel Corp.	2,902,283	41,067,304	31,658,954	50,840,924	240,435	—*	—	—*	—
Uranium Energy Corp.	18,876,949	50,212,684	78,882,721	63,913,841	5,115,158	5,241,919	22,548,848	75,538,641	—
Warrior Met Coal, Inc.	2,696,696	46,383,171	13,602,022	61,086,155	(4,934,871)	—*	—	—*	123,538
Total		$380,875,639	$679,463,813	$742,122,523	$48,378,215	$ (3,085,140)		$291,004,301	$391,245
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended December 31, 2021.
*	As of December 31, 2021, no longer an affiliate.
See accompanying notes to financial statements.
57

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
OIL & GAS DRILLING — 25.1%
Helmerich & Payne, Inc.	238,448	$ 5,651,218
Nabors Industries, Ltd. (a)	60,860	4,935,137
Noble Corp. (a) (b)	139,397	3,458,440
Patterson-UTI Energy, Inc.	654,546	5,530,914
Transocean, Ltd. (a) (b)	1,888,595	5,212,522
Valaris, Ltd. (a)	177,021	6,372,756
		31,160,987
OIL & GAS EQUIPMENT & SERVICES — 74.9%
Archrock, Inc.	409,633	3,064,055
Aspen Aerogels, Inc. (a)	84,020	4,183,356
Baker Hughes Co.	233,105	5,608,506
Bristow Group, Inc. (a)	47,167	1,493,779
Cactus, Inc. Class A	149,715	5,708,633
ChampionX Corp. (a)	257,610	5,206,298
Core Laboratories NV	240,576	5,367,251
DMC Global, Inc. (a)	56,912	2,254,284
Dril-Quip, Inc. (a)	175,381	3,451,498
Expro Group Holdings NV (a) (b)	231,179	3,317,419
Halliburton Co.	247,814	5,667,506
Helix Energy Solutions Group, Inc. (a)	834,503	2,603,649
Liberty Oilfield Services, Inc. Class A (a)	567,482	5,504,575
NexTier Oilfield Solutions, Inc. (a)	967,930	3,436,151
Nov, Inc.	433,811	5,878,139
Oceaneering International, Inc. (a)	486,480	5,502,089
Oil States International, Inc. (a)	546,750	2,717,348
ProPetro Holding Corp. (a)	458,325	3,712,432
Schlumberger NV	191,358	5,731,172
TechnipFMC PLC (a)	905,372	5,359,802
TETRA Technologies, Inc. (a)	731,465	2,077,361
Security Description	Shares	Value
Tidewater, Inc. (a)	70,653	$ 756,694
US Silica Holdings, Inc. (a)	476,997	4,483,772
		93,085,769
TOTAL COMMON STOCKS (Cost $162,153,687)		124,246,756
SHORT-TERM INVESTMENTS — 6.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	50,298	50,303
State Street Navigator Securities Lending Portfolio II (e) (f)	7,590,355	7,590,355
TOTAL SHORT-TERM INVESTMENTS (Cost $7,640,658)		7,640,658
TOTAL INVESTMENTS — 106.1% (Cost $169,794,345)		131,887,414
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.1)%		(7,599,515)
NET ASSETS — 100.0%		$ 124,287,899
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$124,246,756	$—	$—	$124,246,756
Short-Term Investments	7,640,658	—	—	7,640,658
TOTAL INVESTMENTS	$131,887,414	$—	$—	$131,887,414
See accompanying notes to financial statements.
58

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	113,239	$113,273	$ 814,943	$ 877,882	$(31)	$—	50,298	$ 50,303	$ 27
State Street Navigator Securities Lending Portfolio II	—	—	26,514,289	18,923,934	—	—	7,590,355	7,590,355	3,542
Total		$113,273	$27,329,232	$19,801,816	$(31)	$—		$7,640,658	$3,569
See accompanying notes to financial statements.
59

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
PHARMACEUTICALS — 99.9%
Aclaris Therapeutics, Inc. (a)	102,344	$ 1,488,082
Aerie Pharmaceuticals, Inc. (a) (b)	187,819	1,318,489
Amneal Pharmaceuticals, Inc. (a)	199,206	954,197
Amphastar Pharmaceuticals, Inc. (a)	27,007	628,993
ANI Pharmaceuticals, Inc. (a)	11,584	533,791
Antares Pharma, Inc. (a)	134,557	480,368
Arvinas, Inc. (a)	82,592	6,784,107
Atea Pharmaceuticals, Inc. (a)	1,188,715	10,627,112
Athira Pharma, Inc. (a) (b)	58,701	764,874
Axsome Therapeutics, Inc. (a) (b)	180,368	6,814,303
Bristol-Myers Squibb Co.	169,598	10,574,435
Cara Therapeutics, Inc. (a)	156,522	1,906,438
Cassava Sciences, Inc. (a) (b)	216,747	9,471,844
Catalent, Inc. (a)	78,144	10,004,776
Collegium Pharmaceutical, Inc. (a)	60,019	1,121,155
Corcept Therapeutics, Inc. (a)	120,447	2,384,851
Elanco Animal Health, Inc. (a)	341,742	9,698,638
Eli Lilly & Co.	39,152	10,814,565
Endo International PLC (a)	1,385,606	5,209,879
Esperion Therapeutics, Inc. (a) (b)	378,825	1,894,125
Fulcrum Therapeutics, Inc. (a) (b)	143,109	2,531,598
Harmony Biosciences Holdings, Inc. (a)	72,687	3,099,374
Innoviva, Inc. (a)	139,482	2,406,064
Intra-Cellular Therapies, Inc. (a)	97,841	5,120,998
Jazz Pharmaceuticals PLC (a)	77,889	9,923,059
Johnson & Johnson	57,759	9,880,832
Marinus Pharmaceuticals, Inc. (a) (b)	38,853	461,574
Merck & Co., Inc.	131,624	10,087,663
Nektar Therapeutics (a)	267,476	3,613,601
NGM Biopharmaceuticals, Inc. (a)	68,332	1,210,160
Nuvation Bio, Inc. (a) (b)	98,322	835,737
Ocular Therapeutix, Inc. (a)	220,924	1,539,840
Omeros Corp. (a) (b)	178,192	1,145,775
Organon & Co.	332,587	10,127,274
Pacira BioSciences, Inc. (a)	82,283	4,950,968
Perrigo Co. PLC	261,663	10,178,691
Pfizer, Inc.	181,101	10,694,014
Security Description	Shares	Value
Phibro Animal Health Corp. Class A	17,441	$ 356,145
Prestige Consumer Healthcare, Inc. (a)	37,123	2,251,510
Provention Bio, Inc. (a) (b)	85,825	482,336
Reata Pharmaceuticals, Inc. Class A (a) (b)	126,340	3,331,586
Revance Therapeutics, Inc. (a) (b)	162,488	2,651,804
Royalty Pharma PLC Class A	253,072	10,084,919
Supernus Pharmaceuticals, Inc. (a)	76,211	2,222,313
Theravance Biopharma, Inc. (a)	98,511	1,088,546
Viatris, Inc.	752,641	10,183,233
Zoetis, Inc.	41,298	10,077,951
Zogenix, Inc. (a) (b)	109,751	1,783,454
TOTAL COMMON STOCKS (Cost $253,351,001)		225,796,041
SHORT-TERM INVESTMENTS — 5.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	205,912	205,933
State Street Navigator Securities Lending Portfolio II (e) (f)	13,093,573	13,093,573
TOTAL SHORT-TERM INVESTMENTS (Cost $13,299,506)		13,299,506
TOTAL INVESTMENTS — 105.8% (Cost $266,650,507)		239,095,547
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.8)%		(13,046,449)
NET ASSETS — 100.0%		$ 226,049,098
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
60

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$225,796,041	$—	$—	$225,796,041
Short-Term Investments	13,299,506	—	—	13,299,506
TOTAL INVESTMENTS	$239,095,547	$—	$—	$239,095,547

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	271,177	$ 271,258	$ 2,366,258	$ 2,431,540	$(42)	$ (1)	205,912	$ 205,933	$ 66
State Street Navigator Securities Lending Portfolio II	16,787,951	16,787,951	168,044,960	171,739,338	—	—	13,093,573	13,093,573	57,147
Total		$17,059,209	$ 170,411,218	$174,170,878	$(42)	$ (1)		$13,299,506	$57,213
See accompanying notes to financial statements.
61

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
APPAREL RETAIL — 19.3%
Abercrombie & Fitch Co. Class A (a)	182,546	$ 6,358,077
American Eagle Outfitters, Inc. (b)	248,213	6,284,753
Boot Barn Holdings, Inc. (a)	49,874	6,136,996
Buckle, Inc.	128,199	5,424,100
Burlington Stores, Inc. (a)	22,385	6,525,451
Caleres, Inc.	278,309	6,312,048
Chico's FAS, Inc. (a)	1,027,330	5,527,035
Children's Place, Inc. (a)	73,069	5,793,641
Citi Trends, Inc. (a) (b)	76,656	7,263,156
Designer Brands, Inc. Class A (a) (b)	449,427	6,386,358
Foot Locker, Inc.	145,827	6,362,432
Gap, Inc.	382,088	6,743,853
Genesco, Inc. (a)	79,127	5,077,580
Guess?, Inc.	267,735	6,339,965
Ross Stores, Inc.	57,396	6,559,215
Shoe Carnival, Inc.	146,266	5,716,075
TJX Cos., Inc.	86,667	6,579,759
Urban Outfitters, Inc. (a)	212,055	6,225,935
Victoria's Secret & Co. (a)	127,951	7,106,398
Zumiez, Inc. (a) (b)	135,275	6,491,847
		125,214,674
AUTOMOTIVE RETAIL — 18.1%
Advance Auto Parts, Inc.	26,971	6,469,803
America's Car-Mart, Inc. (a)	32,602	3,338,445
Arko Corp. (a)	260,765	2,286,909
Asbury Automotive Group, Inc. (a)	37,567	6,488,948
AutoNation, Inc. (a)	53,651	6,269,119
AutoZone, Inc. (a)	3,217	6,744,087
Camping World Holdings, Inc. Class A (b)	164,252	6,635,781
CarMax, Inc. (a)	43,319	5,641,433
Carvana Co. (a)	23,928	5,546,271
EVgo, Inc. (a) (b)	526,116	5,229,593
Group 1 Automotive, Inc.	31,998	6,246,650
Lithia Motors, Inc.	22,440	6,663,558
Monro, Inc.	105,863	6,168,637
Murphy USA, Inc.	34,365	6,846,883
OneWater Marine, Inc. Class A	30,563	1,863,426
O'Reilly Automotive, Inc. (a)	9,493	6,704,241
Penske Automotive Group, Inc.	61,294	6,571,943
Shift Technologies, Inc. (a) (b)	1,639,577	5,590,958
Sonic Automotive, Inc. Class A	128,676	6,363,028
TravelCenters of America, Inc. (a) (b)	88,502	4,568,473
Vroom, Inc. (a) (b)	534,344	5,765,572
		118,003,758
Security Description	Shares	Value
COMPUTER & ELECTRONICS RETAIL — 3.7%
Best Buy Co., Inc.	62,385	$ 6,338,316
Conn's, Inc. (a) (b)	224,161	5,272,267
GameStop Corp. Class A (a) (b)	40,744	6,046,002
Rent-A-Center, Inc.	129,351	6,214,022
		23,870,607
DEPARTMENT STORES — 3.9%
Dillard's, Inc. Class A	24,215	5,933,159
Kohl's Corp.	125,115	6,179,430
Macy's, Inc.	242,293	6,343,231
Nordstrom, Inc. (a) (b)	310,456	7,022,515
		25,478,335
DRUG RETAIL — 2.2%
Rite Aid Corp. (a) (b)	503,993	7,403,657
Walgreens Boots Alliance, Inc.	130,820	6,823,571
		14,227,228
FOOD RETAIL — 6.1%
Albertsons Cos., Inc. Class A	210,960	6,368,882
Casey's General Stores, Inc.	34,549	6,818,245
Grocery Outlet Holding Corp. (a) (b)	232,556	6,576,684
Ingles Markets, Inc. Class A	39,740	3,431,152
Kroger Co.	145,195	6,571,526
Sprouts Farmers Market, Inc. (a)	241,758	7,175,377
Weis Markets, Inc.	37,527	2,472,279
		39,414,145
GENERAL MERCHANDISE STORES — 5.6%
Big Lots, Inc.	144,563	6,512,563
Dollar General Corp.	29,117	6,866,662
Dollar Tree, Inc. (a)	45,767	6,431,179
Franchise Group, Inc.	75,541	3,940,219
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	129,635	6,636,016
Target Corp.	27,199	6,294,936
		36,681,575
HYPERMARKETS & SUPER CENTERS — 3.6%
BJ's Wholesale Club Holdings, Inc. (a)	96,061	6,433,205
Costco Wholesale Corp.	11,578	6,572,831
PriceSmart, Inc.	54,960	4,021,423
Walmart, Inc.	45,908	6,642,429
		23,669,888
INTERNET & DIRECT MARKETING RETAIL — 20.7%
1-800-Flowers.com, Inc. Class A (a)	275,587	6,440,468

See accompanying notes to financial statements.
62

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Amazon.com, Inc. (a)	1,883	$ 6,278,562
BARK, Inc. (a) (b)	1,337,123	5,642,659
CarParts.com, Inc. (a) (b)	504,396	5,649,235
Chewy, Inc. Class A (a) (b)	125,115	7,378,032
ContextLogic, Inc. Class A (a) (b)	1,809,024	5,626,065
DoorDash, Inc. Class A (a)	40,998	6,104,602
eBay, Inc.	96,815	6,438,198
Etsy, Inc. (a)	28,750	6,294,525
Groupon, Inc. (a) (b)	289,897	6,714,015
Liquidity Services, Inc. (a)	103,671	2,289,056
Overstock.com, Inc. (a) (b)	88,436	5,218,608
PetMed Express, Inc. (b)	215,632	5,446,864
Porch Group, Inc. (a)	381,633	5,949,658
Poshmark, Inc. Class A (a)	350,817	5,974,414
Quotient Technology, Inc. (a)	648,798	4,814,081
Qurate Retail, Inc. Class A (b)	810,555	6,160,218
RealReal, Inc. (a) (b)	520,610	6,044,282
Revolve Group, Inc. (a)	101,201	5,671,304
Shutterstock, Inc.	58,302	6,464,526
Stitch Fix, Inc. Class A (a)	339,439	6,422,186
ThredUp, Inc. Class A (a) (b)	444,803	5,675,686
Wayfair, Inc. Class A (a) (b)	32,057	6,089,868
		134,787,112
SPECIALTY STORES — 16.6%
Academy Sports & Outdoors, Inc. (a) (b)	138,089	6,062,107
Bath & Body Works, Inc.	84,704	5,911,492
Big 5 Sporting Goods Corp.	314,538	5,979,367
Dick's Sporting Goods, Inc. (b)	56,906	6,543,621
Five Below, Inc. (a)	32,118	6,644,893
Hibbett, Inc.	86,420	6,216,191
Leslie's, Inc. (a)	306,502	7,251,837
MarineMax, Inc. (a)	114,152	6,739,534
National Vision Holdings, Inc. (a)	133,851	6,423,510
ODP Corp. (a)	167,083	6,563,020
Party City Holdco, Inc. (a) (b)	1,086,645	6,052,613
Petco Health & Wellness Co., Inc. (a) (b)	319,811	6,329,060
Sally Beauty Holdings, Inc. (a)	309,592	5,715,068
Security Description	Shares	Value
Signet Jewelers, Ltd.	73,631	$ 6,408,106
Sportsman's Warehouse Holdings, Inc. (a)	390,639	4,609,540
Tractor Supply Co.	27,652	6,597,767
Ulta Beauty, Inc. (a)	16,041	6,614,346
Winmark Corp.	3,859	958,151
		107,620,223
TOTAL COMMON STOCKS (Cost $713,687,617)		648,967,545
SHORT-TERM INVESTMENTS — 5.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	1,344,223	1,344,357
State Street Navigator Securities Lending Portfolio II (e) (f)	34,633,216	34,633,216
TOTAL SHORT-TERM INVESTMENTS (Cost $35,977,573)		35,977,573
TOTAL INVESTMENTS — 105.3% (Cost $749,665,190)		684,945,118
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(34,545,304)
NET ASSETS — 100.0%		$ 650,399,814
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$648,967,545	$—	$—	$648,967,545
Short-Term Investments	35,977,573	—	—	35,977,573
TOTAL INVESTMENTS	$ 684,945,118	$—	$—	$ 684,945,118
See accompanying notes to financial statements.
63

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	575,915	$ 576,087	$ 47,690,241	$ 46,921,820	$(151)	$—	1,344,223	$ 1,344,357	$ 195
State Street Navigator Securities Lending Portfolio II	44,696,050	44,696,050	213,182,254	223,245,088	—	—	34,633,216	34,633,216	252,264
Total		$45,272,137	$260,872,495	$270,166,908	$(151)	$—		$35,977,573	$252,459
See accompanying notes to financial statements.
64

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Advanced Micro Devices, Inc. (a)	305,363	$ 43,941,736
Allegro MicroSystems, Inc. (a)	1,248,975	45,187,915
Alpha & Omega Semiconductor, Ltd. (a)	480,449	29,095,991
Ambarella, Inc. (a)	202,959	41,178,352
Analog Devices, Inc.	229,985	40,424,463
Broadcom, Inc.	66,936	44,539,884
CEVA, Inc. (a)	345,024	14,918,838
Cirrus Logic, Inc. (a)	467,532	43,022,295
Diodes, Inc. (a)	394,038	43,269,313
First Solar, Inc. (a)	435,182	37,930,463
Impinj, Inc. (a) (b)	420,627	37,309,615
indie Semiconductor, Inc. Class A (a) (b)	2,774,437	33,265,500
Intel Corp.	836,173	43,062,910
Kopin Corp. (a) (b) (c)	4,789,494	19,589,030
Lattice Semiconductor Corp. (a)	547,882	42,219,787
MACOM Technology Solutions Holdings, Inc. (a)	550,209	43,081,365
Marvell Technology, Inc.	475,223	41,577,260
MaxLinear, Inc. (a)	564,918	42,589,168
Meta Materials, Inc. (a) (b)	13,515,738	33,248,715
Microchip Technology, Inc.	485,500	42,267,630
Micron Technology, Inc.	494,507	46,063,327
Monolithic Power Systems, Inc.	83,809	41,345,494
NeoPhotonics Corp. (a)	762,366	11,717,565
NVIDIA Corp.	139,704	41,088,343
NXP Semiconductors NV	186,771	42,542,698
ON Semiconductor Corp. (a)	648,265	44,030,159
Power Integrations, Inc.	481,674	44,742,698
Qorvo, Inc. (a)	265,679	41,549,539
QUALCOMM, Inc.	230,077	42,074,181
Rambus, Inc. (a)	1,465,787	43,079,480
Semtech Corp. (a)	485,088	43,138,876
Security Description	Shares	Value
Silicon Laboratories, Inc. (a)	210,043	$ 43,357,076
SiTime Corp. (a)	146,669	42,906,549
Skyworks Solutions, Inc.	259,613	40,276,361
SMART Global Holdings, Inc. (a) (b)	691,739	49,106,552
SunPower Corp. (a) (b)	1,803,419	37,637,355
Synaptics, Inc. (a)	149,769	43,359,623
Texas Instruments, Inc.	215,810	40,673,711
Universal Display Corp.	268,392	44,292,732
Wolfspeed, Inc. (a)	366,224	40,932,856
Xilinx, Inc.	194,249	41,186,615
TOTAL COMMON STOCKS (Cost $1,338,466,910)		1,626,822,020
SHORT-TERM INVESTMENT — 1.3%
State Street Navigator Securities Lending Portfolio II (d) (e) (Cost $20,045,343)	20,045,343	20,045,343
TOTAL INVESTMENTS — 101.2% (Cost $1,358,512,253)		1,646,867,363
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(18,767,234)
NET ASSETS — 100.0%		$ 1,628,100,129
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,626,822,020	$—	$—	$1,626,822,020
Short-Term Investment	20,045,343	—	—	20,045,343
TOTAL INVESTMENTS	$1,646,867,363	$—	$—	$1,646,867,363
See accompanying notes to financial statements.
65

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
Kopin Corp.	2,886,934	$23,615,120	$ 16,937,695	$ 5,687,094	$(5,122,979)	$(10,153,712)	4,789,494	$19,589,030	$ —
State Street Institutional Liquid Reserves Fund, Premier Class	2,447,146	2,447,880	2,972,523	5,420,088	(311)	(4)	—	—	96
State Street Navigator Securities Lending Portfolio II	24,868,582	24,868,582	89,376,817	94,200,056	—	—	20,045,343	20,045,343	24,209
Total		$50,931,582	$109,287,035	$105,307,238	$(5,123,290)	$(10,153,716)		$39,634,373	$24,305
See accompanying notes to financial statements.
66

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
APPLICATION SOFTWARE — 54.5%
8x8, Inc. (a)	110,638	$ 1,854,293
ACI Worldwide, Inc. (a)	58,844	2,041,887
Adobe, Inc. (a)	2,974	1,686,436
Agilysys, Inc. (a)	42,881	1,906,489
Alarm.com Holdings, Inc. (a)	24,278	2,059,017
Altair Engineering, Inc. Class A (a) (b)	26,654	2,060,887
Alteryx, Inc. Class A (a) (b)	30,365	1,837,082
American Software, Inc. Class A	72,130	1,887,642
Anaplan, Inc. (a)	42,461	1,946,837
ANSYS, Inc. (a)	4,886	1,959,872
Appfolio, Inc. Class A (a) (b)	15,958	1,931,875
AppLovin Corp. Class A (a)	21,475	2,024,233
Asana, Inc. Class A (a)	28,674	2,137,647
Aspen Technology, Inc. (a)	13,246	2,016,041
Autodesk, Inc. (a)	7,237	2,034,972
Avalara, Inc. (a)	13,547	1,749,053
Avaya Holdings Corp. (a)	98,295	1,946,241
AvePoint, Inc. (a) (b)	296,379	1,864,224
Benefitfocus, Inc. (a) (b)	122,954	1,310,690
Bentley Systems, Inc. Class B	41,131	1,987,861
Bill.Com Holdings, Inc. (a)	7,636	1,902,509
Black Knight, Inc. (a)	26,401	2,188,379
Blackbaud, Inc. (a)	24,820	1,960,284
Blackline, Inc. (a)	18,430	1,908,242
Bottomline Technologies DE, Inc. (a)	36,705	2,072,731
Box, Inc. Class A (a)	75,887	1,987,481
BTRS Holdings, Inc. Class A (a)	245,240	1,917,777
C3.ai, Inc. Class A (a) (b)	57,886	1,808,938
Cadence Design Systems, Inc. (a)	10,573	1,970,279
CCC Intelligent Solutions Holdings, Inc. (a) (b)	165,299	1,882,756
CDK Global, Inc.	49,158	2,051,855
Cerence, Inc. (a) (b)	25,348	1,942,671
Ceridian HCM Holding, Inc. (a)	18,749	1,958,521
ChannelAdvisor Corp. (a)	76,451	1,886,811
Citrix Systems, Inc.	23,889	2,259,661
Cleanspark, Inc. (a) (b)	145,097	1,381,323
Clear Secure, Inc. Class A (a)	71,617	2,246,625
Confluent, Inc. Class A (a)	30,216	2,303,668
Consensus Cloud Solutions, Inc. (a)	34,293	1,984,536
Coupa Software, Inc. (a)	12,523	1,979,260
CS Disco, Inc. (a)	50,948	1,821,391
Datadog, Inc. Class A (a)	11,155	1,986,817
Digimarc Corp. (a) (b)	43,012	1,698,114
Digital Turbine, Inc. (a) (b)	36,569	2,230,343
DocuSign, Inc. (a)	13,477	2,052,682
Domo, Inc. Class B (a)	39,917	1,979,883
Security Description	Shares	Value
Dropbox, Inc. Class A (a)	81,270	$ 1,994,366
Duck Creek Technologies, Inc. (a)	70,094	2,110,530
Dynatrace, Inc. (a)	31,535	1,903,137
E2open Parent Holdings, Inc. (a) (b)	168,446	1,896,702
Ebix, Inc. (b)	63,532	1,931,373
Elastic NV (a)	16,635	2,047,602
Envestnet, Inc. (a)	24,690	1,958,905
Everbridge, Inc. (a)	30,906	2,080,901
Fair Isaac Corp. (a)	4,779	2,072,509
Five9, Inc. (a)	14,747	2,025,058
Guidewire Software, Inc. (a)	17,072	1,938,184
HubSpot, Inc. (a)	2,694	1,775,750
InterDigital, Inc.	28,601	2,048,690
Intuit, Inc.	2,873	1,847,971
Jamf Holding Corp. (a) (b)	61,197	2,326,098
Latch, Inc. (a) (b)	251,254	1,901,993
LivePerson, Inc. (a)	53,087	1,896,268
Manhattan Associates, Inc. (a)	13,003	2,021,836
Marathon Digital Holdings, Inc. (a) (b)	48,152	1,582,275
Matterport, Inc. (a) (b)	82,896	1,710,973
MicroStrategy, Inc. Class A (a) (b)	3,240	1,764,148
Mimecast, Ltd. (a)	24,570	1,955,035
Mitek Systems, Inc. (a)	115,153	2,043,966
Model N, Inc. (a)	67,894	2,038,857
Momentive Global, Inc. (a)	90,781	1,920,018
nCino, Inc. (a)	35,435	1,943,964
NCR Corp. (a)	46,887	1,884,857
New Relic, Inc. (a)	19,114	2,101,775
Nuance Communications, Inc. (a)	35,224	1,948,592
Nutanix, Inc. Class A (a)	59,314	1,889,744
Olo, Inc. Class A (a)	82,543	1,717,720
Pagerduty, Inc. (a) (b)	56,475	1,962,506
Palantir Technologies, Inc. Class A (a)	102,811	1,872,188
Paycom Software, Inc. (a)	4,638	1,925,651
Paycor HCM, Inc. (a)	65,410	1,884,462
Paylocity Holding Corp. (a)	8,177	1,931,080
Pegasystems, Inc. (b)	17,169	1,919,838
PROS Holdings, Inc. (a) (b)	58,668	2,023,459
PTC, Inc. (a)	16,151	1,956,694
Q2 Holdings, Inc. (a)	24,548	1,950,093
Qualtrics International, Inc. Class A (a)	58,005	2,053,377
RingCentral, Inc. Class A (a)	10,505	1,968,112
Riot Blockchain, Inc. (a) (b)	74,894	1,672,383
salesforce.com, Inc. (a)	7,319	1,859,977
Smartsheet, Inc. Class A (a)	27,429	2,124,376
Splunk, Inc. (a)	17,569	2,033,085
Sprout Social, Inc. Class A (a)	20,639	1,871,751
SPS Commerce, Inc. (a)	13,915	1,980,800
SS&C Technologies Holdings, Inc.	24,934	2,044,089

See accompanying notes to financial statements.
67

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Sumo Logic, Inc. (a)	141,720	$ 1,921,723
Synopsys, Inc. (a)	5,373	1,979,950
Trade Desk, Inc. Class A (a)	20,704	1,897,315
Tyler Technologies, Inc. (a)	3,780	2,033,451
Unity Software, Inc. (a)	13,961	1,996,283
Upland Software, Inc. (a)	99,856	1,791,417
Verint Systems, Inc. (a)	39,419	2,069,892
Veritone, Inc. (a) (b)	83,216	1,870,696
Vertex, Inc. Class A (a) (b)	106,989	1,697,915
Vonage Holdings Corp. (a)	94,023	1,954,738
Workday, Inc. Class A (a)	6,964	1,902,426
Workiva, Inc. (a)	14,518	1,894,454
Yext, Inc. (a)	188,865	1,873,541
Zendesk, Inc. (a)	19,361	2,019,159
Zoom Video Communications, Inc. Class A (a)	10,513	1,933,446
		213,756,940
DATA PROCESSING & OUTSOURCED SERVICES — 20.0%
Affirm Holdings, Inc. (a)	16,978	1,707,308
Alliance Data Systems Corp.	26,625	1,772,426
Automatic Data Processing, Inc.	8,224	2,027,874
Block, Inc. (a)	10,741	1,734,779
Broadridge Financial Solutions, Inc.	10,918	1,996,029
Cantaloupe, Inc. (a)	191,923	1,704,276
Cass Information Systems, Inc.	27,835	1,094,472
Concentrix Corp.	11,437	2,042,877
Conduent, Inc. (a)	366,707	1,958,215
CSG Systems International, Inc. (b)	35,118	2,023,499
Euronet Worldwide, Inc. (a)	16,063	1,914,228
EVERTEC, Inc.	39,595	1,978,958
Evo Payments, Inc. Class A (a)	83,072	2,126,643
ExlService Holdings, Inc. (a)	14,364	2,079,476
Fidelity National Information Services, Inc.	18,632	2,033,683
Fiserv, Inc. (a)	18,869	1,958,414
FleetCor Technologies, Inc. (a)	8,739	1,956,138
Flywire Corp. (a)	48,691	1,853,179
Genpact, Ltd.	38,323	2,034,185
Global Payments, Inc.	15,480	2,092,586
I3 Verticals, Inc. Class A (a)	90,738	2,067,919
International Money Express, Inc. (a)	116,196	1,854,488
Jack Henry & Associates, Inc.	12,305	2,054,812
Marqeta, Inc. Class A (a)	109,763	1,884,631
Mastercard, Inc. Class A	5,563	1,998,897
MAXIMUS, Inc.	25,268	2,013,102
MoneyGram International, Inc. (a)	250,929	1,979,830
Paya Holdings, Inc. (a)	295,480	1,873,343
Paychex, Inc.	15,673	2,139,364
Payoneer Global, Inc. (a)	297,741	2,188,396
Security Description	Shares	Value
PayPal Holdings, Inc. (a)	10,328	$ 1,947,654
Repay Holdings Corp. (a) (b)	105,999	1,936,602
Sabre Corp. (a) (b)	220,026	1,890,023
Shift4 Payments, Inc. Class A (a)	35,380	2,049,563
TaskUS, Inc. Class A (a)	45,936	2,478,707
TTEC Holdings, Inc. (b)	22,681	2,053,765
Verra Mobility Corp. (a)	132,825	2,049,490
Visa, Inc. Class A	9,123	1,977,045
Western Union Co.	106,930	1,907,631
WEX, Inc. (a)	14,763	2,072,578
		78,507,085
INTERACTIVE HOME ENTERTAINMENT — 3.4%
Activision Blizzard, Inc.	33,230	2,210,792
Electronic Arts, Inc.	15,500	2,044,450
Playtika Holding Corp. (a)	107,165	1,852,883
Sciplay Corp. Class A (a)	123,398	1,700,424
Skillz, Inc. (a) (b)	221,777	1,650,021
Take-Two Interactive Software, Inc. (a)	11,757	2,089,454
Zynga, Inc. Class A (a)	312,054	1,997,146
		13,545,170
IT CONSULTING & OTHER SERVICES — 5.9%
Accenture PLC Class A	5,131	2,127,056
Cognizant Technology Solutions Corp. Class A	23,718	2,104,261
DXC Technology Co. (a)	63,100	2,031,189
EPAM Systems, Inc. (a)	2,792	1,866,312
Gartner, Inc. (a)	6,046	2,021,299
Grid Dynamics Holdings, Inc. (a)	50,160	1,904,575
Hackett Group, Inc.	59,282	1,217,059
International Business Machines Corp.	15,693	2,097,526
Kyndryl Holdings, Inc. (a)	107,165	1,939,687
LiveRamp Holdings, Inc. (a)	40,389	1,936,653
Perficient, Inc. (a)	13,913	1,798,812
Unisys Corp. (a)	100,526	2,067,820
		23,112,249
SYSTEMS SOFTWARE — 16.1%
A10 Networks, Inc.	124,664	2,066,929
Appian Corp. (a)	27,651	1,803,122
CommVault Systems, Inc. (a)	28,795	1,984,551
Crowdstrike Holdings, Inc. Class A (a)	9,806	2,007,779
Datto Holding Corp. (a) (b)	78,487	2,068,132
Dolby Laboratories, Inc. Class A	21,952	2,090,269
Fortinet, Inc. (a)	5,853	2,103,568
KnowBe4, Inc. Class A (a)	85,365	1,958,273
Mandiant, Inc. (a)	116,878	2,050,040
McAfee Corp. Class A	75,767	1,954,031

See accompanying notes to financial statements.
68

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Microsoft Corp.	5,685	$ 1,911,979
N-Able, Inc. (a) (b)	156,653	1,738,848
NortonLifeLock, Inc.	80,067	2,080,141
OneSpan, Inc. (a) (b)	121,473	2,056,538
Oracle Corp.	18,974	1,654,723
Palo Alto Networks, Inc. (a)	3,663	2,039,412
Ping Identity Holding Corp. (a)	83,934	1,920,410
Progress Software Corp.	40,181	1,939,537
Qualys, Inc. (a)	14,741	2,022,760
Rapid7, Inc. (a)	16,799	1,977,074
SailPoint Technologies Holding, Inc. (a)	41,967	2,028,685
SentinelOne, Inc. Class A (a)	38,714	1,954,670
ServiceNow, Inc. (a)	3,008	1,952,523
Telos Corp. (a) (b)	122,699	1,892,019
Tenable Holdings, Inc. (a)	41,047	2,260,458
Teradata Corp. (a)	45,753	1,943,130
UiPath, Inc. Class A (a)	44,203	1,906,475
Varonis Systems, Inc. (a)	38,974	1,901,152
VMware, Inc. Class A	17,216	1,994,990
Xperi Holding Corp.	97,312	1,840,170
Zscaler, Inc. (a)	6,368	2,046,229
Zuora, Inc. Class A (a)	98,995	1,849,227
		62,997,844
TOTAL COMMON STOCKS (Cost $436,866,586)		391,919,288
SHORT-TERM INVESTMENTS — 4.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	321,449	321,481
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	16,228,944	$ 16,228,944
TOTAL SHORT-TERM INVESTMENTS (Cost $16,550,425)		16,550,425
TOTAL INVESTMENTS — 104.1% (Cost $453,417,011)		408,469,713
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.1)%		(16,212,078)
NET ASSETS — 100.0%		$ 392,257,635
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$391,919,288	$—	$—	$391,919,288
Short-Term Investments	16,550,425	—	—	16,550,425
TOTAL INVESTMENTS	$408,469,713	$—	$—	$408,469,713

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	430,618	$ 430,747	$ 11,670,505	$ 11,779,684	$(64)	$(23)	321,449	$ 321,481	$ 56
State Street Navigator Securities Lending Portfolio II	24,637,133	24,637,133	107,932,639	116,340,828	—	—	16,228,944	16,228,944	83,826
Total		$25,067,880	$ 119,603,144	$128,120,512	$(64)	$(23)		$16,550,425	$83,882
See accompanying notes to financial statements.
69

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALTERNATIVE CARRIERS — 22.9%
Anterix, Inc. (a)	9,634	$ 566,094
AST SpaceMobile, Inc. (a) (b)	209,478	1,663,255
Bandwidth, Inc. Class A (a) (b)	34,363	2,465,889
Cogent Communications Holdings, Inc.	25,663	1,878,018
EchoStar Corp. Class A (a)	60,922	1,605,295
Globalstar, Inc. (a) (b)	1,884,324	2,185,816
Iridium Communications, Inc. (a)	60,257	2,488,012
Liberty Global PLC Class C (a)	87,578	2,460,066
Liberty Latin America, Ltd. Class C (a)	116,578	1,328,989
Lumen Technologies, Inc.	201,967	2,534,686
		19,176,120
COMMUNICATIONS EQUIPMENT — 53.7%
ADTRAN, Inc.	49,293	1,125,359
Arista Networks, Inc. (a)	18,764	2,697,325
Calix, Inc. (a)	35,972	2,876,681
Ciena Corp. (a)	33,348	2,566,796
Cisco Systems, Inc.	41,342	2,619,843
Clearfield, Inc. (a)	11,698	987,545
CommScope Holding Co., Inc. (a)	215,977	2,384,386
Comtech Telecommunications Corp.	21,103	499,930
Digi International, Inc. (a)	15,369	377,616
Extreme Networks, Inc. (a)	97,119	1,524,768
F5, Inc. (a)	10,690	2,615,950
Harmonic, Inc. (a)	86,394	1,015,993
Infinera Corp. (a) (b)	253,963	2,435,505
Inseego Corp. (a) (b)	183,076	1,067,333
Juniper Networks, Inc.	72,010	2,571,477
Lumentum Holdings, Inc. (a)	24,311	2,571,375
Motorola Solutions, Inc.	9,257	2,515,127
NETGEAR, Inc. (a)	43,086	1,258,542
NetScout Systems, Inc. (a)	47,450	1,569,646
Plantronics, Inc. (a)	67,058	1,967,482
Ribbon Communications, Inc. (a)	46,662	282,305
Ubiquiti, Inc. (b)	8,353	2,561,865
Viasat, Inc. (a)	52,774	2,350,554
Viavi Solutions, Inc. (a)	148,303	2,613,099
		45,056,502
INTEGRATED TELECOMMUNICATION SERVICES — 14.0%
AT&T, Inc.	107,212	2,637,415
ATN International, Inc.	6,267	250,367
Consolidated Communications Holdings, Inc. (a)	55,423	414,564
Security Description	Shares	Value
Frontier Communications Parent, Inc. (a)	73,789	$ 2,176,038
IDT Corp. Class B (a)	29,366	1,296,802
Ooma, Inc. (a)	15,979	326,611
Radius Global Infrastructure, Inc. Class A (a)	132,440	2,132,284
Verizon Communications, Inc.	48,791	2,535,180
		11,769,261
WIRELESS TELECOMMUNICATION SERVICES — 9.3%
Gogo, Inc. (a) (b)	142,007	1,921,355
Shenandoah Telecommunications Co.	34,051	868,301
Telephone & Data Systems, Inc.	101,606	2,047,361
T-Mobile US, Inc. (a)	21,326	2,473,389
United States Cellular Corp. (a)	16,541	521,372
		7,831,778
TOTAL COMMON STOCKS (Cost $83,512,192)		83,833,661
SHORT-TERM INVESTMENTS — 8.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	67,435	67,442
State Street Navigator Securities Lending Portfolio II (e) (f)	6,982,796	6,982,796
TOTAL SHORT-TERM INVESTMENTS (Cost $7,050,238)		7,050,238
TOTAL INVESTMENTS — 108.3% (Cost $90,562,430)		90,883,899
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.3)%		(6,995,260)
NET ASSETS — 100.0%		$ 83,888,639
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
70

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$83,833,661	$—	$—	$83,833,661
Short-Term Investments	7,050,238	—	—	7,050,238
TOTAL INVESTMENTS	$90,883,899	$—	$—	$90,883,899

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	201,557	$ 201,618	$ 1,642,638	$ 1,776,836	$47	$(25)	67,435	$ 67,442	$ 26
State Street Navigator Securities Lending Portfolio II	2,582,042	2,582,042	15,891,003	11,490,249	—	—	6,982,796	6,982,796	14,781
Total		$2,783,660	$17,533,641	$13,267,085	$47	$(25)		$7,050,238	$14,807
See accompanying notes to financial statements.
71

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AIR FREIGHT & LOGISTICS — 18.8%
Air Transport Services Group, Inc. (a)	518,428	$ 15,231,415
Atlas Air Worldwide Holdings, Inc. (a)	214,265	20,166,622
C.H. Robinson Worldwide, Inc.	178,521	19,214,215
Expeditors International of Washington, Inc.	142,614	19,151,634
FedEx Corp.	75,839	19,614,999
Forward Air Corp.	134,415	16,276,312
GXO Logistics, Inc. (a)	217,829	19,785,408
Hub Group, Inc. Class A (a)	222,101	18,709,788
United Parcel Service, Inc. Class B	89,403	19,162,639
		167,313,032
AIRLINES — 30.4%
Alaska Air Group, Inc. (a)	361,692	18,844,153
Allegiant Travel Co. (a)	100,835	18,860,178
American Airlines Group, Inc. (a)	1,037,624	18,635,727
Blade Air Mobility, Inc. (a) (b)	1,799,356	15,888,313
Delta Air Lines, Inc. (a)	489,478	19,128,800
Frontier Group Holdings, Inc. (a)	707,801	9,604,860
Hawaiian Holdings, Inc. (a)	973,246	17,878,529
JetBlue Airways Corp. (a)	1,302,215	18,543,542
Joby Aviation, Inc. (a) (b)	2,752,212	20,091,148
SkyWest, Inc. (a)	456,966	17,958,764
Southwest Airlines Co. (a)	445,228	19,073,568
Spirit Airlines, Inc. (a)	812,862	17,761,035
Sun Country Airlines Holdings, Inc. (a)	679,478	18,515,775
United Airlines Holdings, Inc. (a)	424,176	18,570,425
Wheels Up Experience, Inc. (a) (b)	4,449,479	20,645,583
		270,000,400
MARINE — 8.5%
Eagle Bulk Shipping, Inc.	391,846	17,828,993
Genco Shipping & Trading, Ltd.	1,176,866	18,829,856
Kirby Corp. (a)	322,465	19,160,871
Matson, Inc.	222,842	20,062,465
		75,882,185
RAILROADS — 6.5%
CSX Corp.	508,681	19,126,406
Norfolk Southern Corp.	64,571	19,223,432
Union Pacific Corp.	75,176	18,939,090
		57,288,928
TRUCKING — 35.8%
AMERCO	26,486	19,234,928
ArcBest Corp.	173,238	20,762,574
Security Description	Shares	Value
Avis Budget Group, Inc. (a)	76,623	$ 15,889,311
Daseke, Inc. (a)	649,557	6,521,552
Heartland Express, Inc.	427,563	7,191,610
JB Hunt Transport Services, Inc.	94,078	19,229,543
Knight-Swift Transportation Holdings, Inc.	306,499	18,678,049
Landstar System, Inc.	105,624	18,908,808
Lyft, Inc. Class A (a)	473,001	20,211,333
Marten Transport, Ltd.	442,793	7,598,328
Old Dominion Freight Line, Inc.	52,444	18,794,881
Ryder System, Inc.	230,315	18,984,865
Saia, Inc. (a)	56,884	19,171,614
Schneider National, Inc. Class B	732,791	19,719,406
TuSimple Holdings, Inc. Class A (a)	526,422	18,872,229
Uber Technologies, Inc. (a)	509,620	21,368,367
Werner Enterprises, Inc.	405,671	19,334,280
XPO Logistics, Inc. (a)	246,770	19,107,401
Yellow Corp. (a)	683,876	8,609,999
		318,189,078
TOTAL COMMON STOCKS (Cost $873,815,995)		888,673,623
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	535,554	535,607
State Street Navigator Securities Lending Portfolio II (e) (f)	3,262,300	3,262,300
TOTAL SHORT-TERM INVESTMENTS (Cost $3,797,912)		3,797,907
TOTAL INVESTMENTS — 100.4% (Cost $877,613,907)		892,471,530
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(3,298,970)
NET ASSETS — 100.0%		$ 889,172,560
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
72

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$888,673,623	$—	$—	$888,673,623
Short-Term Investments	3,797,907	—	—	3,797,907
TOTAL INVESTMENTS	$892,471,530	$—	$—	$892,471,530

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	114,813	$114,847	$44,761,199	$44,340,274	$(161)	$ (4)	535,554	$ 535,607	$ 304
State Street Navigator Securities Lending Portfolio II	—	—	19,914,522	16,652,222	—	—	3,262,300	3,262,300	3,756
Total		$114,847	$64,675,721	$60,992,496	$(161)	$ (4)		$3,797,907	$4,060
See accompanying notes to financial statements.
73

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.8%
Northrop Grumman Corp.	6,326	$ 2,448,605
AIRLINES — 0.1%
Alaska Air Group, Inc. (a)	4,831	251,695
BANKS — 2.0%
Comerica, Inc.	5,726	498,162
East West Bancorp, Inc.	5,772	454,141
First Citizens BancShares, Inc. Class A	248	205,800
Prosperity Bancshares, Inc.	3,696	267,221
Signature Bank	2,349	759,831
US Bancorp	61,711	3,466,307
		5,651,462
BEVERAGES — 2.6%
Brown-Forman Corp. Class B	9,272	675,558
Coca-Cola Co.	99,902	5,915,197
Constellation Brands, Inc. Class A	3,698	928,087
		7,518,842
BIOTECHNOLOGY — 1.1%
Biogen, Inc. (a)	5,075	1,217,594
Halozyme Therapeutics, Inc. (a)	4,730	190,193
Horizon Therapeutics Plc (a)	7,505	808,739
Incyte Corp. (a)	7,464	547,858
Invitae Corp. (a) (b)	6,585	100,553
Twist Bioscience Corp. (a)	1,395	107,959
Ultragenyx Pharmaceutical, Inc. (a)	2,105	177,009
		3,149,905
BUILDING PRODUCTS — 0.1%
AZEK Co., Inc. (a)	5,881	271,937
CAPITAL MARKETS — 1.0%
Moody's Corp.	7,754	3,028,557
CHEMICALS — 1.5%
Celanese Corp.	4,966	834,586
DuPont de Nemours, Inc.	23,412	1,891,221
FMC Corp.	5,683	624,505
Mosaic Co.	15,011	589,782
Olin Corp.	6,925	398,326
		4,338,420
COMMERCIAL SERVICES & SUPPLIES — 1.0%
Rollins, Inc.	7,550	258,286
Waste Management, Inc.	15,997	2,669,899
		2,928,185
CONSUMER FINANCE — 2.6%
American Express Co.	33,283	5,445,099
Discover Financial Services	12,565	1,452,011
Santander Consumer USA Holdings, Inc.	2,443	102,655
SoFi Technologies, Inc. (a) (b)	16,975	268,375
Upstart Holdings, Inc. (a)	2,425	366,902
		7,635,042
Security Description	Shares	Value
CONTAINERS & PACKAGING — 0.3%
AptarGroup, Inc.	2,890	$ 353,967
Sealed Air Corp.	6,550	441,929
		795,896
DIVERSIFIED CONSUMER SERVICES — 0.2%
Bright Horizons Family Solutions, Inc. (a)	2,414	303,874
Chegg, Inc. (a)	5,377	165,074
		468,948
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Equitable Holdings, Inc.	17,550	575,465
ELECTRIC UTILITIES — 0.5%
Alliant Energy Corp.	11,167	686,436
NRG Energy, Inc.	10,275	442,647
Pinnacle West Capital Corp.	4,978	351,397
		1,480,480
ELECTRICAL EQUIPMENT — 1.2%
Eaton Corp. PLC	15,696	2,712,583
Sensata Technologies Holding PLC (a)	9,422	581,243
Sunrun, Inc. (a) (b)	8,657	296,935
		3,590,761
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Arrow Electronics, Inc. (a)	4,385	588,774
CDW Corp.	8,294	1,698,445
		2,287,219
ENERGY EQUIPMENT & SERVICES — 0.4%
Baker Hughes Co.	44,303	1,065,930
ENTERTAINMENT — 9.5%
Netflix, Inc. (a)	21,741	13,097,648
Skillz, Inc. (a)	17,090	127,150
Spotify Technology SA (a)	6,441	1,507,387
Walt Disney Co. (a)	81,832	12,674,958
		27,407,143
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.1%
Alexandria Real Estate Equities, Inc. REIT	6,232	1,389,487
Apartment Income REIT Corp.	6,178	337,751
Douglas Emmett, Inc. REIT	13,384	448,364
Equity LifeStyle Properties, Inc. REIT	7,373	646,317
Essex Property Trust, Inc. REIT	2,705	952,782
Healthcare Trust of America, Inc. Class A REIT	8,700	290,493
National Retail Properties, Inc. REIT	6,932	333,221
Orion Office REIT, Inc. (a)	1,512	28,229
Realty Income Corp. REIT	15,129	1,083,085
STORE Capital Corp. REIT	10,766	370,351
Sun Communities, Inc. REIT	8,866	1,861,594

See accompanying notes to financial statements.
74

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Weyerhaeuser Co. REIT	30,318	$ 1,248,495
		8,990,169
FOOD & STAPLES RETAILING — 0.4%
Casey's General Stores, Inc.	1,293	255,173
Kroger Co.	17,399	787,479
		1,042,652
FOOD PRODUCTS — 0.9%
Hershey Co.	4,809	930,397
J.M. Smucker Co.	2,412	327,598
Kellogg Co.	7,852	505,826
McCormick & Co., Inc.	6,171	596,180
Post Holdings, Inc. (a)	1,338	150,833
		2,510,834
HEALTH CARE PROVIDERS & SERVICES — 8.2%
Amedisys, Inc. (a)	1,106	179,039
Cigna Corp.	11,466	2,632,938
CVS Health Corp.	30,620	3,158,759
Encompass Health Corp.	3,235	211,116
McKesson Corp.	5,262	1,307,975
Oak Street Health, Inc. (a) (b)	2,890	95,775
UnitedHealth Group, Inc.	31,854	15,995,168
		23,580,770
HEALTH CARE TECHNOLOGY — 0.2%
Omnicell, Inc. (a)	2,531	456,694
HOTELS, RESTAURANTS & LEISURE — 2.6%
Aramark	8,765	322,990
Chipotle Mexican Grill, Inc. (a)	960	1,678,320
Starbucks Corp.	40,935	4,788,167
Yum China Holdings, Inc.	13,933	694,421
		7,483,898
HOUSEHOLD PRODUCTS — 0.2%
Clorox Co.	2,885	503,029
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Brookfield Renewable Corp. Class A	16,157	595,062
Vistra Corp.	19,814	451,165
		1,046,227
INDUSTRIAL CONGLOMERATES — 1.4%
3M Co.	22,846	4,058,135
INSURANCE — 1.6%
Hartford Financial Services Group, Inc.	14,819	1,023,104
Lemonade, Inc. (a) (b)	1,510	63,586
Lincoln National Corp.	7,344	501,302
MetLife, Inc.	31,027	1,938,877
Primerica, Inc.	1,655	253,662
Principal Financial Group, Inc.	11,283	816,099
		4,596,630
INTERACTIVE MEDIA & SERVICES — 0.4%
Pinterest, Inc. Class A (a)	31,045	1,128,486
Security Description	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 0.9%
Chewy, Inc. Class A (a) (b)	11,823	$ 697,202
Etsy, Inc. (a)	4,964	1,086,818
Farfetch, Ltd. Class A (a)	16,227	542,469
Fiverr International, Ltd. (a) (b)	1,681	191,130
		2,517,619
IT SERVICES — 13.8%
Amdocs, Ltd.	7,722	577,914
Block, Inc. (a)	26,814	4,330,729
Concentrix Corp.	1,708	305,083
Fastly, Inc. Class A (a) (b)	6,718	238,153
Globant SA (a)	2,425	761,668
Okta, Inc. (a)	7,837	1,756,820
Pagseguro Digital, Ltd. Class A (a) (b)	13,887	364,117
Paychex, Inc.	19,311	2,635,952
PayPal Holdings, Inc. (a)	49,777	9,386,947
Shopify, Inc. Class A (a)	4,295	5,915,890
Visa, Inc. Class A	61,108	13,242,715
WEX, Inc. (a)	2,628	368,945
		39,884,933
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Mattel, Inc. (a)	12,002	258,763
Peloton Interactive, Inc. Class A (a)	9,931	355,133
		613,896
LIFE SCIENCES TOOLS & SERVICES — 0.1%
AbCellera Biologics, Inc. (a)	5,075	72,573
Maravai LifeSciences Holdings, Inc. Class A (a)	8,420	352,798
		425,371
MACHINERY — 2.9%
Cummins, Inc.	5,705	1,244,489
Fortive Corp.	19,831	1,512,907
Illinois Tool Works, Inc.	12,423	3,065,996
Nordson Corp.	2,044	521,772
Otis Worldwide Corp.	16,892	1,470,787
Pentair PLC	6,481	473,307
		8,289,258
MEDIA — 0.6%
Discovery, Inc. Class A (a) (b)	22,082	519,810
New York Times Co. Class A	8,061	389,347
ViacomCBS, Inc. Class B	29,484	889,827
		1,798,984
METALS & MINING — 1.0%
Alcoa Corp.	8,080	481,406
MP Materials Corp. (a)	4,960	225,283
Newmont Corp.	35,278	2,187,942
		2,894,631
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.2%
Annaly Capital Management, Inc. REIT	55,788	436,262

See accompanying notes to financial statements.
75

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
MULTI-UTILITIES — 1.1%
Public Service Enterprise Group, Inc.	22,351	$ 1,491,482
Sempra Energy	13,404	1,773,081
		3,264,563
MULTILINE RETAIL — 1.4%
Target Corp.	17,171	3,974,056
OIL, GAS & CONSUMABLE FUELS — 2.2%
EQT Corp. (a)	12,470	271,971
Marathon Oil Corp.	36,013	591,334
Ovintiv, Inc.	11,430	385,191
Phillips 66	19,863	1,439,273
Pioneer Natural Resources Co.	10,180	1,851,538
Targa Resources Corp.	10,188	532,221
Valero Energy Corp.	18,521	1,391,112
		6,462,640
PERSONAL PRODUCTS — 1.1%
Coty, Inc. Class A (a)	6,577	69,059
Estee Lauder Cos., Inc. Class A	8,416	3,115,603
		3,184,662
PHARMACEUTICALS — 4.0%
Bristol-Myers Squibb Co.	75,754	4,723,262
Jazz Pharmaceuticals PLC (a)	1,986	253,017
Merck & Co., Inc.	85,849	6,579,467
		11,555,746
PROFESSIONAL SERVICES — 1.1%
Booz Allen Hamilton Holding Corp.	5,280	447,691
Equifax, Inc.	4,794	1,403,635
ManpowerGroup, Inc.	2,087	203,128
Nielsen Holdings PLC	17,480	358,515
Robert Half International, Inc.	4,371	487,454
Upwork, Inc. (a)	6,585	224,944
		3,125,367
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Opendoor Technologies, Inc. (a)	12,353	180,477
Redfin Corp. (a) (b)	4,040	155,096
Zillow Group, Inc. Class C (a) (b)	13,743	877,491
		1,213,064
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Universal Display Corp.	2,580	425,777
SOFTWARE — 15.1%
Anaplan, Inc. (a)	7,795	357,401
Asana, Inc. Class A (a)	7,417	552,937
Atlassian Corp. PLC Class A (a)	14,954	5,701,811
Autodesk, Inc. (a)	13,140	3,694,837
Bentley Systems, Inc. Class B	12,600	608,958
Bill.Com Holdings, Inc. (a)	4,627	1,152,817
Blackline, Inc. (a)	3,021	312,794
Ceridian HCM Holding, Inc. (a)	7,960	831,502
Dropbox, Inc. Class A (a)	22,856	560,886
HubSpot, Inc. (a)	2,649	1,746,088
Security Description	Shares	Value
Intuit, Inc.	15,907	$ 10,231,700
nCino, Inc. (a)	3,580	196,399
NortonLifeLock, Inc.	34,482	895,842
Paylocity Holding Corp. (a)	2,300	543,168
salesforce.com, Inc. (a)	53,490	13,593,414
Smartsheet, Inc. Class A (a)	6,930	536,728
Unity Software, Inc. (a)	9,025	1,290,485
Zendesk, Inc. (a)	6,975	727,423
		43,535,190
SPECIALTY RETAIL — 2.3%
American Eagle Outfitters, Inc. (b)	5,200	131,664
Bath & Body Works, Inc.	8,289	578,489
GameStop Corp. Class A (a)	2,042	303,012
Gap, Inc.	6,924	122,209
TJX Cos., Inc.	41,924	3,182,870
Tractor Supply Co.	4,006	955,832
Ulta Beauty, Inc. (a)	1,862	767,777
Victoria's Secret & Co. (a)	2,711	150,569
Vroom, Inc. (a) (b)	3,695	39,869
Williams-Sonoma, Inc.	2,594	438,723
		6,671,014
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
Western Digital Corp. (a)	17,926	1,168,954
TEXTILES, APPAREL & LUXURY GOODS — 4.5%
Capri Holdings, Ltd. (a)	5,075	329,418
Crocs, Inc. (a)	2,185	280,161
Levi Strauss & Co. Class A	12,460	311,874
Lululemon Athletica, Inc. (a)	4,113	1,610,034
NIKE, Inc. Class B	53,171	8,862,011
Ralph Lauren Corp.	2,546	302,617
Tapestry, Inc.	9,575	388,745
VF Corp.	12,793	936,703
		13,021,563
THRIFTS & MORTGAGE FINANCE — 0.5%
Rocket Cos., Inc. Class A	78,367	1,097,138
UWM Holdings Corp.	57,725	341,732
		1,438,870
TRADING COMPANIES & DISTRIBUTORS — 0.5%
W.W. Grainger, Inc.	1,869	968,591
Watsco, Inc.	1,358	424,891
		1,393,482
WATER UTILITIES — 0.2%
Essential Utilities, Inc.	10,960	588,442
TOTAL COMMON STOCKS (Cost $260,801,332)		288,176,360
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	200,682	200,702

See accompanying notes to financial statements.
76

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	2,915,216	$ 2,915,216
TOTAL SHORT-TERM INVESTMENTS (Cost $3,115,918)		3,115,918
TOTAL INVESTMENTS — 101.0% (Cost $263,917,250)		291,292,278
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(2,757,903)
NET ASSETS — 100.0%		$ 288,534,375
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

REIT	Real Estate Investment Trust

At December 31, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	1	03/18/2022	$235,160	$237,925	$2,765

During the period ended December 31, 2021, average notional value related to futures contracts was $99,441.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$288,176,360	$—	$—	$288,176,360
Short-Term Investments	3,115,918	—	—	3,115,918
TOTAL INVESTMENTS	$291,292,278	$—	$—	$291,292,278
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	2,765	—	—	2,765
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 2,765	$—	$—	$ 2,765
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$291,295,043	$—	$—	$291,295,043
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.
77

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	91,032	$ 91,059	$ 3,366,971	$ 3,257,304	$(24)	$—	200,682	$ 200,702	$ 46
State Street Navigator Securities Lending Portfolio II	472,848	472,848	13,698,610	11,256,242	—	—	2,915,216	2,915,216	6,121
Total		$563,907	$17,065,581	$14,513,546	$(24)	$—		$ 3,115,918	$6,167
See accompanying notes to financial statements.
78

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS — 99.7%
BANKS — 41.8%
Bank of America Corp. 3 Month USD LIBOR + 0.50% 4.00% 2/21/2166 (a) (b) (c)	110,156	$ 2,793,556
Bank of America Corp. 3 Month USD LIBOR + 0.65% 3.00% 2/28/2166 (a) (b) (c)	78,111	1,846,544
Bank of America Corp. 3 Month USD LIBOR + 0.35% 4.00% 2/15/2166 (a) (b) (c)	82,882	2,117,635
Bank of America Corp. 6.00% 5/16/2023 (a) (b)	352,661	9,366,676
Bank of America Corp. 5.88% 7/24/2023 (a) (b)	223,091	5,873,986
Bank of America Corp. 3 Month USD LIBOR + 1.33% 6.45% 12/15/2066 (b) (c)	274,292	7,337,311
Bank of America Corp. 5.38% 12/26/2167 (a)	365,070	9,791,177
Bank of America Corp. 5.00% 12/17/2167 (a)	342,213	9,096,022
Bank of America Corp. 4.38% 11/3/2025 (a) (b)	287,354	7,350,515
Bank of America Corp. 4.13% 2/2/2026 (a) (b)	239,026	6,073,651
Bank of America Corp. 4.25% 12/31/2049 (a) (b)	339,600	8,615,652
Citigroup Capital XIII 3 Month USD LIBOR + 6.37% 6.50% 10/30/2040 (c)	1,504,937	41,987,742
Fifth Third Bancorp 3 Month USD LIBOR + 3.71% 6.63% 12/31/2023 (b) (c)	301,524	8,394,428
Fifth Third Bancorp 4.95% 12/31/2168	167,513	4,427,369
First Citizens BancShares, Inc. 5.38% 3/15/2025	231,168	6,045,043
First Republic Bank 5.50% 6/30/2023 (a) (b)	201,015	5,421,375
First Republic Bank 4.70% 1/30/2168 (a) (b)	264,670	7,116,976
First Republic Bank 4.13% 10/30/2025 (a) (b)	335,026	8,479,508
First Republic Bank 4.25% 3/30/2026 (a) (b)	500,864	12,872,205
First Republic Bank 4.00% 12/31/2049 (a) (b)	502,539	12,312,205
First Republic Bank 4.50% 12/31/2049 (a)	495,839	12,891,814
Huntington Bancshares, Inc. 4.50% 4/26/2026	335,026	8,804,483
JPMorgan Chase & Co. 5.75% 12/1/2023 (b)	461,178	12,396,465
Security Description	Shares	Value
JPMorgan Chase & Co. 6.00% 3/1/2024 (b)	502,980	$ 13,706,205
JPMorgan Chase & Co. 4.75% 3/2/2168 (b)	244,694	6,445,240
JPMorgan Chase & Co. 4.55% 6/1/2026	407,821	10,648,206
JPMorgan Chase & Co. 4.63% 6/1/2026	502,980	13,132,808
JPMorgan Chase & Co. 4.20% 12/31/2049 (b)	543,762	13,876,806
KeyCorp 3 Month USD LIBOR + 3.89% 6.13% 12/15/2026 (a) (b) (c)	335,026	10,131,186
KeyCorp 5.65% 12/15/2023 (a) (b)	284,772	7,586,326
KeyCorp 5.63% 9/15/2167 (a) (b)	301,524	8,207,483
Morgan Stanley 3 Month USD LIBOR + 0.70% 4.00% 12/31/2049 (a) (b) (c)	433,186	10,872,969
Morgan Stanley 3 Month USD LIBOR + 3.94% 6.88% 1/15/2024 (a) (c)	334,735	9,275,507
Morgan Stanley 3 Month USD LIBOR + 3.71% 6.38% 10/15/2024 (a) (b) (c)	393,806	11,105,329
Morgan Stanley 3 Month USD LIBOR + 4.32% 7.13% 10/15/2023 (a) (b) (c)	339,657	9,391,516
Morgan Stanley 3 Month USD LIBOR + 3.49% 5.85% 4/15/2027 (a) (b) (c)	393,806	11,455,817
Morgan Stanley 4.88% 1/15/2025 (a) (b)	196,903	5,208,084
Morgan Stanley 4.25% 12/31/2049 (a) (b)	511,947	12,916,423
Northern Trust Corp. 4.70% 4/1/2168 (b)	268,021	7,266,049
PNC Financial Services Group, Inc. 3 Month USD LIBOR + 4.07% 6.13% 5/1/2022 (c)	1,005,078	25,870,708
State Street Corp. 3 Month USD LIBOR + 3.11% 5.90% 3/15/2024 (b) (c) (d)	502,539	13,724,340
State Street Corp. 3 Month USD LIBOR + 3.71% 5.35% 3/15/2026 (c) (d)	335,026	9,585,094
SVB Financial Group 5.25% 2/15/2168	234,518	6,301,499
Truist Financial Corp. 5.25% 6/1/2025 (b)	385,280	10,703,078
Truist Financial Corp. 4.75% 9/1/2025 (b)	619,798	16,480,429
US Bancorp 3 Month USD LIBOR + 0.60% 3.50% 12/31/2049 (a) (b) (c)	670,052	16,630,691

See accompanying notes to financial statements.
79

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
US Bancorp 3 Month USD LIBOR + 4.47% 6.50% 1/15/2022 (a) (b) (c)	737,057	$ 18,426,425
US Bancorp 5.50% 10/15/2023 (a) (b)	385,280	10,217,626
US Bancorp 3.75% 1/15/2026 (a) (b)	335,026	8,027,223
US Bancorp 4.00% 4/15/2026 (a) (b)	502,539	12,669,008
Wells Fargo & Co. 3 Month USD LIBOR + 3.69% 6.63% 3/15/2024 (a) (c)	259,871	7,234,809
Wells Fargo & Co. 3 Month USD LIBOR + 3.09% 5.85% 9/15/2023 (a) (c)	533,662	14,296,805
Wells Fargo & Co. 5.63% 6/15/2022 (a) (b)	213,465	5,473,243
Wells Fargo & Co. 4.75% 3/15/2025 (a) (b)	622,607	16,100,617
Wells Fargo & Co. 4.70% 12/15/2025 (a)	361,962	9,338,620
Wells Fargo & Co. 4.38% 3/15/2026 (a) (b)	324,838	8,218,401
Wells Fargo & Co. 4.25% 12/31/2049 (a) (b)	386,712	9,636,863
		591,573,771
DIVERSIFIED FINANCIAL SERVICES — 9.5%
Affiliated Managers Group, Inc. 5.88% 3/30/2059	201,015	5,425,395
Affiliated Managers Group, Inc. 4.75% 9/30/2060	184,264	4,849,829
Apollo Global Management, Inc. 6.38% 9/16/2168 (a) (b)	184,264	4,717,158
Apollo Global Management, Inc. 6.38% 9/16/2168 (a)	201,015	5,353,029
Brookfield Finance, Inc. 4.63% 10/16/2080	268,021	6,743,408
Capital One Financial Corp. 5.00% 1/12/2167 (a)	1,005,078	26,885,837
Capital One Financial Corp. 4.80% 6/1/2025 (a) (b)	837,565	21,793,441
Capital One Financial Corp. 4.38% 9/1/2026 (a)	452,285	11,497,085
Capital One Financial Corp. 4.25% 12/31/2049 (a)	284,772	7,250,295
Carlyle Finance LLC 4.63% 5/15/2061	335,026	8,476,158
Charles Schwab Corp. 5.95% 12/31/2049 (b)	502,539	12,804,694
Charles Schwab Corp. 4.45% 12/31/2049 (b)	402,031	10,497,029
KKR Group Finance Co. IX LLC 4.63% 4/1/2061	335,026	8,760,930
		135,054,288
Security Description	Shares	Value
ELECTRIC — 11.7%
Alabama Power Co. 5.00% 10/1/2022 (b)	167,513	$ 4,328,536
Brookfield BRP Holdings Canada, Inc. 4.88% 12/31/2049	174,214	4,573,118
Brookfield BRP Holdings, Inc. 4.63% 4/30/2026	234,518	5,743,346
Brookfield Infrastructure Finance ULC 5.00% 5/24/2081	167,513	4,212,952
CMS Energy Corp. 5.88% 10/15/2078 (b)	187,615	5,018,701
CMS Energy Corp. 5.88% 3/1/2079 (b)	422,137	11,355,485
DTE Energy Co. 5.25% 12/1/2077	268,021	6,925,663
DTE Energy Co. 4.38% 12/1/2081	187,615	4,934,275
Duke Energy Corp. 5.63% 9/15/2078 (b)	335,026	8,951,895
Duke Energy Corp. 5.75% 9/16/2167 (b)	670,059	18,332,814
Entergy Arkansas, Inc. 4.88% 9/1/2066 (b)	274,721	7,027,363
Entergy Louisiana LLC 4.88% 9/1/2066 (b)	180,914	4,577,124
Entergy Mississippi, Inc. 4.90% 10/1/2066 (b)	174,214	4,421,551
Georgia Power Co. 5.00% 10/1/2077	180,914	4,682,054
National Rural Utilities Cooperative Finance Corp. 5.50% 5/15/2064 (b)	167,513	4,571,430
NextEra Energy Capital Holdings, Inc. 5.65% 3/1/2079 (b)	460,660	12,792,528
Sempra Energy 5.75% 7/1/2079 (b)	507,564	13,876,800
Southern Co. 5.25% 12/1/2077 (b)	301,524	7,905,959
Southern Co. 4.95% 1/30/2080	670,052	18,165,110
Southern Co. 4.20% 10/15/2060 (b)	502,539	13,066,014
		165,462,718
GAS — 1.0%
NiSource, Inc. 5 Year CMT + 3.63% 6.50% 12/16/2167 (c)	335,026	9,119,408
Spire, Inc. 5.90% 8/15/2167	167,513	4,583,155
		13,702,563
INSURANCE — 22.2%
AEGON Funding Co. LLC 5.10% 12/15/2049 (b)	619,798	16,604,388

See accompanying notes to financial statements.
80

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Allstate Corp. 3 Month USD LIBOR + 3.17% 5.10% 1/15/2053 (b) (c)	335,026	$ 8,848,037
Allstate Corp. 5.63% 4/15/2023 (a) (b)	385,280	10,144,422
Allstate Corp. 5.10% 10/15/2168 (a) (b)	770,560	20,897,588
Allstate Corp. 4.75% 1/15/2169 (a) (b)	201,015	5,373,131
Arch Capital Group, Ltd. 5.45% 8/17/2022 (b)	221,117	5,687,130
Arch Capital Group, Ltd. 4.55% 8/15/2025	335,026	8,663,772
Athene Holding, Ltd. 3 month USD LIBOR + 4.25% 6.35% 9/30/2167 (a) (b) (c)	577,920	17,060,198
Athene Holding, Ltd. 5.63% 12/30/2168 (a)	231,169	6,313,225
Athene Holding, Ltd. 5 year CMT + 5.97% 6.38% 6/30/2025 (a) (b) (c)	402,031	11,465,924
Athene Holding, Ltd. 4.88% 12/30/2025 (a) (b)	385,280	9,836,198
Axis Capital Holdings, Ltd. 5.50% 11/7/2021 (b)	368,529	9,316,413
Brighthouse Financial, Inc. 6.25% 9/15/2058 (b)	251,270	6,784,290
Brighthouse Financial, Inc. 6.60% 6/25/2168 (a)	284,772	7,629,042
Brighthouse Financial, Inc. 6.75% 6/30/2025 (a)	269,696	7,449,004
Brighthouse Financial, Inc. 5.38% 12/25/2025 (a) (b)	385,280	10,167,539
Brighthouse Financial, Inc. 4.63% 12/31/2049 (a) (b)	234,518	5,977,864
Equitable Holdings, Inc. 5.25% 12/15/2024	536,042	14,205,113
Equitable Holdings, Inc. 4.30% 3/15/2026 (b)	201,015	5,075,629
Globe Life, Inc. 4.25% 6/15/2061 (b)	217,767	5,640,165
Hartford Financial Services Group, Inc. 3 Month USD LIBOR + 5.60% 7.88% 4/15/2042 (b) (c)	402,031	10,231,689
Hartford Financial Services Group, Inc. 6.00% 11/15/2023 (b)	231,168	6,223,043
MetLife, Inc. 3 Month USD LIBOR + 1.00% 4.00% 12/31/2049 (a) (b) (c)	402,031	10,287,973
MetLife, Inc. 5.63% 6/15/2023 (a) (b)	539,392	14,239,949
MetLife, Inc. 4.75% 3/15/2025 (a)	670,052	17,876,987
Prudential Financial, Inc. 5.63% 8/15/2058 (b)	378,579	10,282,206
Prudential Financial, Inc. 4.13% 9/1/2060 (b)	335,026	8,724,077
Security Description	Shares	Value
Reinsurance Group of America, Inc. 3 Month USD LIBOR + 4.37% 6.20% 9/15/2042 (b) (c)	268,021	$ 6,933,703
Reinsurance Group of America, Inc. 3 Month USD LIBOR + 4.04% 5.75% 6/15/2056 (b) (c)	268,021	7,858,376
RenaissanceRe Holdings, Ltd. 5.75% 6/30/2023 (b)	167,513	4,420,668
RenaissanceRe Holdings, Ltd. 4.20% 12/31/2049 (b)	349,847	8,805,649
Voya Financial, Inc. 5 Year CMT + 3.21% 5.35% 9/15/2167 (b) (c)	201,015	5,935,973
WR Berkley Corp. 5.10% 12/30/2059 (b)	201,015	5,475,649
WR Berkley Corp. 4.25% 9/30/2060 (b)	167,513	4,437,419
		314,872,433
PIPELINES — 0.8%
Enbridge, Inc. 6.38% 4/15/2078 (c)	402,031	10,746,289
REAL ESTATE INVESTMENT TRUSTS — 7.3%
Digital Realty Trust, Inc. 5.20% 12/31/2168	231,168	6,190,679
Hudson Pacific Properties, Inc. 4.75% 12/31/2049 (b)	284,772	7,429,701
Kimco Realty Corp. 5.25% 12/20/2022	177,229	4,620,360
PS Business Parks, Inc. 4.88% 12/30/2168	217,770	5,892,856
Public Storage 5.15% 6/2/2022 (a) (b)	187,615	4,817,953
Public Storage 5.05% 8/9/2022 (a)	201,015	5,158,045
Public Storage 5.60% 3/11/2024 (a) (b)	190,965	5,190,429
Public Storage 4.88% 12/31/2167 (a)	211,904	5,666,313
Public Storage 4.70% 3/31/2168 (a) (b)	173,376	4,580,594
Public Storage 4.63% 6/17/2025 (a) (b)	378,579	10,138,346
Public Storage 3.88% 10/6/2025 (a) (b)	189,290	4,770,108
Public Storage 4.00% 6/12/2026 (a) (b)	404,544	10,150,009
Public Storage 4.00% 12/31/2049 (a) (b)	291,473	7,295,569
Vornado Realty Trust 5.40% 12/31/2049 (a)	201,019	5,065,679
Vornado Realty Trust 5.25% 4/1/2166 (a)	214,082	5,471,936
Vornado Realty Trust 5.25% 11/24/2025 (a)	201,015	5,324,887

See accompanying notes to financial statements.
81

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Vornado Realty Trust 4.45% 12/31/2049 (a) (b)	201,015	$ 4,965,071
		102,728,535
SAVINGS & LOANS — 0.4%
Washington Federal, Inc. 4.88% 4/15/2026	201,015	5,268,603
SOVEREIGN — 0.3%
Tennessee Valley Authority 2.13% 6/1/2028 (c)	171,533	4,485,588
TELECOMMUNICATIONS — 4.7%
AT&T, Inc. 5.35% 11/1/2066	886,144	23,101,774
AT&T, Inc. 5.63% 8/1/2067 (b)	552,793	15,019,386
Qwest Corp. 6.50% 9/1/2056 (b)	654,976	16,616,741
Qwest Corp. 6.75% 6/15/2057 (b)	442,234	11,347,724
		66,085,625
TOTAL PREFERRED STOCKS (Cost $1,398,605,627)		1,409,980,413
SHORT-TERM INVESTMENTS — 13.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (e) (f)	48,731,514	48,736,387
State Street Navigator Securities Lending Portfolio II (d) (g)	146,724,376	146,724,376
TOTAL SHORT-TERM INVESTMENTS (Cost $195,460,763)		195,460,763
TOTAL INVESTMENTS — 113.5% (Cost $1,594,066,390)		1,605,441,176
LIABILITIES IN EXCESS OF OTHER ASSETS — (13.5)%		(190,462,710)
NET ASSETS — 100.0%		$ 1,414,978,466

(a)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2021.
(g)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Preferred Stocks	$1,409,980,413	$—	$—	$1,409,980,413
Short-Term Investments	195,460,763	—	—	195,460,763
See accompanying notes to financial statements.
82

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL INVESTMENTS	$1,605,441,176	$—	$—	$1,605,441,176

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
Allstate Corp.	1,319,616	$ 36,745,440	$ 4,749,002	$ 3,687,486	$ 47,057	$ (1,438,872)	1,356,855	$ 36,415,141	$ 880,480
Athene Holding, Ltd.	1,927,292	53,372,695	7,072,219	5,452,065	200,883	(448,000)	1,981,679	54,745,732	1,513,158
Bank of America Corp.	2,421,229	64,993,373	12,800,709	13,040,669	(187,466)	(1,640,533)	2,420,164	62,925,414	1,531,310
Brighthouse Financial, Inc.	913,957	25,589,590	10,397,602	3,718,806	13,182	(1,058,119)	1,174,266	31,223,449	734,580
Capital One Financial Corp.	2,821,409	74,345,998	22,964,263	28,642,679	(327,835)	(854,948)	2,579,700	67,426,658	1,830,045
First Republic Bank	1,265,854	33,863,354	31,032,326	4,518,093	(99,889)	(1,183,615)	2,299,953	59,094,083	877,928
KeyCorp	896,036	25,992,863	3,325,353	2,555,891	96,711	(934,041)	921,322	25,924,995	686,939
MetLife, Inc.	1,567,248	42,468,216	5,565,073	4,296,687	49,061	(1,380,754)	1,611,475	42,404,909	1,006,932
Morgan Stanley	2,601,780	73,097,409	19,069,078	20,099,658	(364,778)	(1,476,406)	2,604,040	70,225,645	1,868,975
Public Storage	2,323,417	61,675,381	20,329,378	22,298,882	(177,949)	(1,727,782)	2,228,761	57,767,366	1,323,820
State Street Corp.	814,577	23,806,828	3,141,054	2,400,329	38,522	(1,276,641)	837,565	23,309,434	609,538
State Street Institutional Liquid Reserves Fund, Premier Class	65,923,522	65,943,299	185,040,869	202,241,257	(6,524)	—	48,731,514	48,736,387	3,558
State Street Navigator Securities Lending Portfolio II	128,329,545	128,329,545	302,380,686	283,985,855	—	—	146,724,376	146,724,376	469,857
US Bancorp	2,557,773	66,183,925	8,702,376	6,751,098	48,022	(2,212,252)	2,629,954	65,970,973	1,569,924
Vornado Realty Trust	599,204	15,931,974	7,501,412	1,992,621	15,669	(628,861)	817,131	20,827,573	478,502
Wells Fargo & Co.	2,793,213	73,951,809	25,105,582	27,024,083	(381,035)	(1,332,234)	2,703,117	70,299,358	1,842,331
Total		$866,291,699	$669,176,982	$632,706,159	$(1,036,369)	$(17,593,058)		$884,021,493	$17,227,877
See accompanying notes to financial statements.
83

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2021 (Unaudited)

	SPDR FactSet Innovative Technology ETF	SPDR Global Dow ETF	SPDR MSCI USA StrategicFactorsSM ETF
ASSETS
Investments in unaffiliated issuers, at value*	$263,551,490	$ 99,038,175	$1,063,399,434
Investments in affiliated issuers, at value	9,352,702	1,307,913	1,463,595
Total Investments	272,904,192	100,346,088	1,064,863,029
Foreign currency, at value	—	74,934	—
Net cash at broker	—	16,670	—
Cash	—	—	—
Receivable from broker — accumulated variation margin on futures contracts	—	6,138	—
Receivable for investments sold	—	—	—
Receivable for fund shares sold	—	—	—
Dividends receivable — unaffiliated issuers	—	105,941	690,306
Dividends receivable — affiliated issuers	14	8	4,237
Securities lending income receivable — unaffiliated issuers	926	339	78
Securities lending income receivable — affiliated issuers	1,677	253	76
Receivable for foreign taxes recoverable	—	98,881	—
TOTAL ASSETS	272,906,809	100,649,252	1,065,557,726
LIABILITIES
Due to custodian	—	—	—
Payable upon return of securities loaned	9,337,275	1,184,798	161,227
Payable for investments purchased	—	—	—
Payable for fund shares repurchased	—	—	14,534
Deferred foreign taxes payable	—	21,997	—
Advisory fee payable	108,135	41,450	132,984
Trustees’ fees and expenses payable	614	105	832
TOTAL LIABILITIES	9,446,024	1,248,350	309,577
NET ASSETS	$263,460,785	$ 99,400,902	$1,065,248,149
NET ASSETS CONSIST OF:
Paid-in Capital	$325,843,058	$ 85,967,533	$ 879,393,338
Total distributable earnings (loss)**	(62,382,273)	13,433,369	185,854,811
NET ASSETS	$263,460,785	$ 99,400,902	$1,065,248,149
NET ASSET VALUE PER SHARE
Net asset value per share	$ 190.91	$ 113.54	$ 130.55
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,380,000	875,464	8,160,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$289,373,217	$ 74,202,974	$ 843,071,779
Investments in affiliated issuers	9,352,702	1,307,913	1,310,108
Total cost of investments	$298,725,919	$ 75,510,887	$ 844,381,887
Foreign currency, at cost	$ —	$ 75,547	$ —
* Includes investments in securities on loan, at value	$ 14,890,280	$ 3,382,215	$ 718,459
** Includes deferred foreign taxes	$ —	$ 21,997	$ —
See accompanying notes to financial statements.
84

SPDR NYSE Technology ETF	SPDR S&P 500 Fossil Fuel Reserves Free ETF	SPDR S&P Capital Markets ETF	SPDR S&P Health Care Equipment ETF	SPDR S&P Health Care Services ETF	SPDR S&P Insurance ETF

$748,981,965	$1,395,715,514	$389,516,665	$683,773,314	$132,445,481	$ 449,517,526
14,945,675	2,246,175	7,652,037	19,587,221	3,318,909	4,576,874
763,927,640	1,397,961,689	397,168,702	703,360,535	135,764,390	454,094,400
—	—	—	—	—	—
—	—	—	—	—	—
—	—	57,732	—	—	84,883
—	—	—	—	—	—
712,434	—	—	—	—	9,652,275
—	524	—	852	1,492	—
154,717	831,136	234,161	154,985	45,042	307,542
29	7,404	40,233	72	6	21
—	52	475	21,545	1,059	900
170	64	465	31,674	423	2,221
31,219	—	—	—	—	—
764,826,209	1,398,800,869	397,501,768	703,569,663	135,812,412	464,142,242

712,434	244,566	—	—	—	—
14,542,927	6,078	548,320	19,321,979	3,236,770	3,445,112
—	—	89,396	—	—	10,403,567
—	—	—	—	—	90,629
—	—	—	—	—	—
224,212	230,278	97,421	204,562	39,898	134,454
815	339	—	935	15	522
15,480,388	481,261	735,137	19,527,476	3,276,683	14,074,284
$749,345,821	$1,398,319,608	$396,766,631	$684,042,187	$132,535,729	$ 450,067,958

$604,622,032	$ 1,010,769,611	$417,649,190	$775,370,371	$192,189,017	$ 569,003,207
144,723,789	387,549,997	(20,882,559)	(91,328,184)	(59,653,288)	(118,935,249)
$749,345,821	$1,398,319,608	$396,766,631	$684,042,187	$132,535,729	$ 450,067,958

$ 165.60	$ 117.60	$ 103.73	$ 117.43	$ 106.03	$ 40.36
4,525,012	11,890,000	3,825,000	5,825,000	1,250,000	11,150,000

$536,551,108	$ 998,987,823	$363,264,889	$664,274,004	$ 142,511,568	$ 468,698,493
14,945,672	2,033,901	7,348,922	19,587,221	3,318,857	4,576,874
$551,496,780	$1,001,021,724	$ 370,613,811	$683,861,225	$145,830,425	$ 473,275,367
$ —	$ —	$ —	$ —	$ —	$ —
$ 14,600,957	$ 6,603	$ 4,738,662	$ 40,930,410	$ 13,003,225	$ 5,267,793
$ —	$ —	$ —	$ —	$ —	$ —
85

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2021 (Unaudited)

	SPDR S&P Internet ETF	SPDR S&P Metals & Mining ETF	SPDR S&P Oil & Gas Equipment & Services ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 39,378,452	$ 1,560,665,424	$ 124,246,756
Investments in affiliated issuers, at value	3,210,408	291,004,301	7,640,658
Total Investments	42,588,860	1,851,669,725	131,887,414
Receivable for investments sold	—	576	—
Receivable for fund shares sold	—	—	—
Dividends receivable — unaffiliated issuers	—	696,303	29,267
Dividends receivable — affiliated issuers	2	69	7
Securities lending income receivable — unaffiliated issuers	284	10,378	18
Securities lending income receivable — affiliated issuers	691	4,469	1,152
Receivable from affiliate	—	—	—
TOTAL ASSETS	42,589,837	1,852,381,520	131,917,858
LIABILITIES
Due to custodian	—	576	—
Payable upon return of securities loaned	3,181,735	4,950,965	7,590,355
Payable for investments purchased	—	—	—
Payable for fund shares repurchased	—	6,886	—
Advisory fee payable	12,195	509,438	39,411
Trustees’ fees and expenses payable	96	179	193
TOTAL LIABILITIES	3,194,026	5,468,044	7,629,959
NET ASSETS	$ 39,395,811	$ 1,846,913,476	$ 124,287,899
NET ASSETS CONSIST OF:
Paid-in Capital	$ 61,041,260	$ 3,332,108,084	$ 750,364,749
Total distributable earnings (loss)	(21,645,449)	(1,485,194,608)	(626,076,850)
NET ASSETS	$ 39,395,811	$ 1,846,913,476	$ 124,287,899
NET ASSET VALUE PER SHARE
Net asset value per share	$ 145.91	$ 44.77	$ 49.42
Shares outstanding (unlimited amount authorized, $0.01 par value)	270,000	41,250,230	2,515,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 46,853,929	$ 1,632,131,735	$ 162,153,687
Investments in affiliated issuers	3,210,408	294,583,368	7,640,658
Total cost of investments	$ 50,064,337	$ 1,926,715,103	$ 169,794,345
* Includes investments in securities on loan, at value	$ 4,503,309	$ 98,526,686	$ 7,365,052
See accompanying notes to financial statements.
86

SPDR S&P Pharmaceuticals ETF	SPDR S&P Retail ETF	SPDR S&P Semiconductor ETF	SPDR S&P Software & Services ETF	SPDR S&P Telecom ETF	SPDR S&P Transportation ETF

$ 225,796,041	$ 648,967,545	$1,607,232,990	$391,919,288	$ 83,833,661	$888,673,623
13,299,506	35,977,573	39,634,373	16,550,425	7,050,238	3,797,907
239,095,547	684,945,118	1,646,867,363	408,469,713	90,883,899	892,471,530
—	—	5,517,688	—	—	—
—	8,076	26	—	—	—
98,803	303,527	183,303	28,512	9,878	221,879
9	28	6	9	4	37
2,205	8,219	8,387	2,104	492	2,703
12,028	15,782	10,315	12,770	3,965	2,257
—	—	—	109,302	—	—
239,208,592	685,280,750	1,652,587,088	408,622,410	90,898,238	892,698,406

—	—	3,969,110	—	—	—
13,093,573	34,633,216	20,045,343	16,228,944	6,982,796	3,262,300
—	27,831	—	—	—	—
—	—	—	—	208	—
65,405	219,854	471,426	135,785	26,445	263,247
516	35	1,080	46	150	299
13,159,494	34,880,936	24,486,959	16,364,775	7,009,599	3,525,846
$ 226,049,098	$ 650,399,814	$1,628,100,129	$392,257,635	$ 83,888,639	$889,172,560

$ 608,579,941	$1,226,679,036	$1,404,735,191	$464,382,643	$117,639,948	$954,897,257
(382,530,843)	(576,279,222)	223,364,938	(72,125,008)	(33,751,309)	(65,724,697)
$ 226,049,098	$ 650,399,814	$1,628,100,129	$392,257,635	$ 83,888,639	$889,172,560

$ 46.13	$ 90.33	$ 243.00	$ 165.51	$ 101.68	$ 94.39
4,900,270	7,200,226	6,700,000	2,370,000	825,000	9,420,000

$ 253,351,001	$ 713,687,617	$1,301,841,766	$436,866,586	$ 83,512,192	$873,815,995
13,299,506	35,977,573	56,670,487	16,550,425	7,050,238	3,797,912
$ 266,650,507	$ 749,665,190	$1,358,512,253	$ 453,417,011	$ 90,562,430	$877,613,907
$ 23,698,591	$ 95,871,276	$ 53,169,303	$ 38,525,018	$ 8,962,913	$ 8,742,554
87

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2021 (Unaudited)

	SPDR SSGA Gender Diversity Index ETF	SPDR ICE Preferred Securities ETF
ASSETS
Investments in unaffiliated issuers, at value*	$288,176,360	$ 721,419,683
Investments in affiliated issuers, at value	3,115,918	884,021,493
Total Investments	291,292,278	1,605,441,176
Net cash at broker	9,194	—
Cash	—	8,034
Receivable from broker — accumulated variation margin on futures contracts	2,768	—
Receivable for investments sold	—	5,870,480
Dividends receivable — unaffiliated issuers	208,507	1,470,698
Dividends receivable — affiliated issuers	12	2,453,907
Securities lending income receivable — unaffiliated issuers	100	6,669
Securities lending income receivable — affiliated issuers	1,344	86,229
Receivable from affiliate	—	756
TOTAL ASSETS	291,514,203	1,615,337,949
LIABILITIES
Payable upon return of securities loaned	2,915,216	146,724,376
Payable for investments purchased	16,442	53,051,717
Payable for fund shares repurchased	—	32,647
Advisory fee payable	48,056	549,231
Trustees’ fees and expenses payable	72	1,512
Accrued expenses and other liabilities	42	—
TOTAL LIABILITIES	2,979,828	200,359,483
NET ASSETS	$288,534,375	$1,414,978,466
NET ASSETS CONSIST OF:
Paid-in Capital	$284,256,593	$1,490,444,868
Total distributable earnings (loss)	4,277,782	(75,466,402)
NET ASSETS	$288,534,375	$1,414,978,466
NET ASSET VALUE PER SHARE
Net asset value per share	$ 102.14	$ 42.88
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,825,000	33,000,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$260,801,332	$ 718,201,358
Investments in affiliated issuers	3,115,918	875,865,032
Total cost of investments	$263,917,250	$1,594,066,390
* Includes investments in securities on loan, at value	$ 3,300,326	$ 149,302,706
See accompanying notes to financial statements.
88

[This Page Intentionally Left Blank]
89

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2021 (Unaudited)

	SPDR FactSet Innovative Technology ETF	SPDR Global Dow ETF	SPDR MSCI USA StrategicFactorsSM ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 61,543	$1,434,726	$ 7,521,002
Dividend income — affiliated issuers	51	14	8,263
Unaffiliated securities lending income	7,264	1,005	781
Affiliated securities lending income	16,478	2,744	748
Foreign taxes withheld	—	(53,179)	(2,492)
TOTAL INVESTMENT INCOME (LOSS)	85,336	1,385,310	7,528,302
EXPENSES
Advisory fee	748,334	246,287	758,385
Trustees’ fees and expenses	2,337	515	5,125
Miscellaneous expenses	4	1	12
TOTAL EXPENSES	750,675	246,803	763,522
NET INVESTMENT INCOME (LOSS)	$ (665,339)	$1,138,507	$ 6,764,780
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(29,450,822)	(439,307)	(4,589,696)
Investments — affiliated issuers	(7)	—	(357)
In-kind redemptions — unaffiliated issuers	36,406,815	—	38,985,715
In-kind redemptions — affiliated issuers	—	—	3,956
Foreign currency transactions	—	(9,248)	(1)
Futures contracts	—	18,541	—
Net realized gain (loss)	6,955,986	(430,014)	34,399,617
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(58,458,563)	3,446,130	55,540,670
Investments — affiliated issuers	(35)	—	67,751
Foreign currency translations	—	256	—
Futures contracts	—	9,361	—
Net change in unrealized appreciation/depreciation	(58,458,598)	3,455,747	55,608,421
NET REALIZED AND UNREALIZED GAIN (LOSS)	(51,502,612)	3,025,733	90,008,038
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(52,167,951)	$4,164,240	$96,772,818
** Includes foreign deferred taxes	$ —	$ (4,101)	$ —
See accompanying notes to financial statements.
90

SPDR NYSE Technology ETF	SPDR S&P 500 Fossil Fuel Reserves Free ETF	SPDR S&P Capital Markets ETF	SPDR S&P Health Care Equipment ETF	SPDR S&P Health Care Services ETF	SPDR S&P Insurance ETF

$ 2,499,712	$ 8,264,763	$ 2,658,772	$ 663,498	$ 427,032	$ 5,889,225
—	6,109	23,827	110	52	156
—	611	—	189,167	10,189	3,220
170	138	2,805	155,057	30,213	12,999
(36,999)	(1,534)	—	—	—	—
2,462,883	8,270,087	2,685,404	1,007,832	467,486	5,905,600

1,289,373	1,254,535	367,395	1,375,928	316,962	893,602
4,063	5,746	631	4,527	877	2,358
8	15	3	10	2	7
1,293,444	1,260,296	368,029	1,380,465	317,841	895,967
$ 1,169,439	$ 7,009,791	$ 2,317,375	$ (372,633)	$ 149,645	$ 5,009,633

(37,449,091)	(94,523)	(1,116,632)	1,600,044	(1,671,799)	(13,534,990)
(128)	(2,313)	(27,101)	(47)	(59)	(177)
63,187,641	21,463,417	7,393,476	25,479,600	25,067,895	31,685,192
—	10,808	80,997	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
25,738,422	21,377,389	6,330,740	27,079,597	23,396,037	18,150,025

455,570	107,777,652	12,272,687	(98,562,457)	(39,631,379)	(3,070,820)
(71)	115,398	253,748	(3)	(18)	(19)
—	—	—	—	—	—
—	—	—	—	—	—
455,499	107,893,050	12,526,435	(98,562,460)	(39,631,397)	(3,070,839)
26,193,921	129,270,439	18,857,175	(71,482,863)	(16,235,360)	15,079,186
$ 27,363,360	$136,280,230	$21,174,550	$(71,855,496)	$(16,085,715)	$ 20,088,819
$ —	$ —	$ —	$ —	$ —	$ —
91

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2021 (Unaudited)

	SPDR S&P Internet ETF	SPDR S&P Metals & Mining ETF	SPDR S&P Oil & Gas Equipment & Services ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 143,624	$ 8,206,362	$ 610,554
Dividend income — affiliated issuers	7	319,324	27
Unaffiliated securities lending income	3,033	86,688	308
Affiliated securities lending income	3,546	71,921	3,542
Foreign taxes withheld	—	—	(605)
TOTAL INVESTMENT INCOME (LOSS)	150,210	8,684,295	613,826
EXPENSES
Advisory fee	98,033	3,244,730	265,777
Trustees’ fees and expenses	415	9,497	913
Miscellaneous expenses	1	24	2
TOTAL EXPENSES	98,449	3,254,251	266,692
NET INVESTMENT INCOME (LOSS)	$ 51,761	$ 5,430,044	$ 347,134
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,902,950)	(95,303,429)	(10,054,253)
Investments — affiliated issuers	(17)	48,378,215	(31)
In-kind redemptions — unaffiliated issuers	2,904,510	179,511,344	338,593
In-kind redemptions — affiliated issuers	—	—	—
Net realized gain (loss)	1,001,543	132,586,130	(9,715,691)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(13,106,069)	(109,141,202)	(27,360,949)
Investments — affiliated issuers	—	8,431,140	—
Net change in unrealized appreciation/depreciation	(13,106,069)	(100,710,062)	(27,360,949)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(12,104,526)	31,876,068	(37,076,640)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(12,052,765)	$ 37,306,112	$(36,729,506)
See accompanying notes to financial statements.
92

SPDR S&P Pharmaceuticals ETF	SPDR S&P Retail ETF	SPDR S&P Semiconductor ETF	SPDR S&P Software & Services ETF	SPDR S&P Telecom ETF

$ 1,279,802	$ 7,897,417	$ 2,871,215	$ 1,640,288	$ 906,036
66	195	96	56	26
35,526	59,664	30,494	30,922	9,507
57,147	252,264	24,209	83,826	14,781
—	—	(25,761)	—	—
1,372,541	8,209,540	2,900,253	1,755,092	930,350

422,748	1,823,562	2,146,740	994,586	145,968
1,633	4,786	5,923	2,819	554
2	14	13	7	2
424,383	1,828,362	2,152,676	997,412	146,524
$ 948,158	$ 6,381,178	$ 747,577	$ 757,680	$ 783,826

(24,386,954)	(20,690,203)	2,838,426	(6,280,360)	(2,034,943)
(42)	(151)	(5,093,498)	(64)	47
32,243,002	(47,654,125)	115,869,140	50,587,420	4,625,322
—	—	(29,792)	—	—
7,856,006	(68,344,479)	113,584,276	44,306,996	2,590,426

(33,387,600)	(52,899,343)	179,460,848	(64,992,512)	(3,040,402)
(1)	—	(17,036,118)	(23)	(25)
(33,387,601)	(52,899,343)	162,424,730	(64,992,535)	(3,040,427)
(25,531,595)	(121,243,822)	276,009,006	(20,685,539)	(450,001)
$(24,583,437)	$ (114,862,644)	$276,756,583	$(19,927,859)	$ 333,825
93

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2021 (Unaudited)

	SPDR S&P Transportation ETF	SPDR SSGA Gender Diversity Index ETF	SPDR ICE Preferred Securities ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 2,941,978	$ 1,656,861	$ 20,553,877
Dividend income — affiliated issuers	304	46	16,758,020
Unaffiliated securities lending income	6,390	1,726	36,751
Affiliated securities lending income	3,756	6,121	469,857
Foreign taxes withheld	—	(1,416)	(1)
TOTAL INVESTMENT INCOME (LOSS)	2,952,428	1,663,338	37,818,504
EXPENSES
Advisory fee	1,168,372	282,737	3,358,160
Trustees’ fees and expenses	3,132	1,200	7,975
Miscellaneous expenses	7	—	19
TOTAL EXPENSES	1,171,511	283,937	3,366,154
NET INVESTMENT INCOME (LOSS)	$ 1,780,917	$ 1,379,401	$ 34,452,350
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(12,208,753)	(3,297,843)	(4,677,989)
Investments — affiliated issuers	(161)	(24)	(2,688,818)
In-kind redemptions — unaffiliated issuers	75,642,426	30,569,042	1,442,517
In-kind redemptions — affiliated issuers	—	—	1,652,449
Futures contracts	—	20,745	—
Net realized gain (loss)	63,433,512	27,291,920	(4,271,841)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(5,767,222)	(27,033,231)	(21,847,969)
Investments — affiliated issuers	(4)	—	(10,789,218)
Futures contracts	—	2,765	—
Net change in unrealized appreciation/depreciation	(5,767,226)	(27,030,466)	(32,637,187)
NET REALIZED AND UNREALIZED GAIN (LOSS)	57,666,286	261,454	(36,909,028)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 59,447,203	$ 1,640,855	$ (2,456,678)
See accompanying notes to financial statements.
94

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95

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR FactSet Innovative Technology ETF		SPDR Global Dow ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (665,339)	$ (959,458)	$ 1,138,507	$ 2,010,760
Net realized gain (loss)	6,955,986	113,586,624	(430,014)	8,522,693
Net change in unrealized appreciation/depreciation	(58,458,598)	8,068,533	3,455,747	20,171,682
Net increase (decrease) in net assets resulting from operations	(52,167,951)	120,695,699	4,164,240	30,705,135
Net equalization credits and charges	322,485	(411,657)	—	(31,590)
Distributions to shareholders	—	(227,994)	(1,513,066)	(2,002,677)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	84,486,844	345,225,273	—	13,491,577
Cost of shares redeemed	(132,996,897)	(249,761,283)	—	(23,477,344)
Net income equalization	(322,485)	411,657	—	31,590
Other Capital	—	—	—	207
Net increase (decrease) in net assets from beneficial interest transactions	(48,832,538)	95,875,647	—	(9,953,970)
Net increase (decrease) in net assets during the period	(100,678,004)	215,931,695	2,651,174	18,716,898
Net assets at beginning of period	364,138,789	148,207,094	96,749,728	78,032,830
NET ASSETS AT END OF PERIOD	$ 263,460,785	$ 364,138,789	$99,400,902	$ 96,749,728
SHARES OF BENEFICIAL INTEREST:
Shares sold	440,000	1,750,000	—	150,000
Shares redeemed	(670,000)	(1,160,000)	—	(275,000)
Net increase (decrease) from share transactions	(230,000)	590,000	—	(125,000)
See accompanying notes to financial statements.
96

SPDR MSCI USA StrategicFactorsSM ETF		SPDR NYSE Technology ETF		SPDR S&P 500 Fossil Fuel Reserves Free ETF
Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21

$ 6,764,780	$ 14,263,917	$ 1,169,439	$ 2,105,691	$ 7,009,791	$ 10,939,751
34,399,617	95,035,184	25,738,422	158,384,981	21,377,389	55,348,814
55,608,421	159,600,580	455,499	100,113,478	107,893,050	215,952,001
96,772,818	268,899,681	27,363,360	260,604,150	136,280,230	282,240,566
131,082	(224,002)	83	(29,630)	140,938	468,621
(7,573,094)	(14,259,180)	(1,270,411)	(1,952,717)	(6,981,910)	(11,554,719)

118,454,312	415,897,466	103,728,804	337,178,541	157,913,890	433,974,746
(97,379,072)	(487,520,633)	(91,955,047)	(287,303,510)	(43,415,158)	(117,717,406)
(131,082)	224,002	(83)	29,630	(140,938)	(468,621)
—	—	—	—	—	—
20,944,158	(71,399,165)	11,773,674	49,904,661	114,357,794	315,788,719
110,274,964	183,017,334	37,866,706	308,526,464	243,797,052	586,943,187
954,973,185	771,955,851	711,479,115	402,952,651	1,154,522,556	567,579,369
$1,065,248,149	$ 954,973,185	$749,345,821	$ 711,479,115	$1,398,319,608	$1,154,522,556

940,000	4,000,000	625,000	2,450,000	1,400,000	4,680,000
(780,000)	(4,730,000)	(575,000)	(2,025,000)	(400,000)	(1,220,000)
160,000	(730,000)	50,000	425,000	1,000,000	3,460,000
97

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Capital Markets ETF		SPDR S&P Health Care Equipment ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,317,375	$ 1,165,253	$ (372,633)	$ (827,260)
Net realized gain (loss)	6,330,740	9,502,626	27,079,597	103,149,842
Net change in unrealized appreciation/depreciation	12,526,435	17,650,061	(98,562,460)	140,057,256
Net increase (decrease) in net assets resulting from operations	21,174,550	28,317,940	(71,855,496)	242,379,838
Net equalization credits and charges	739,395	(125,400)	103,899	(25,307)
Distributions to shareholders	(2,857,663)	(1,290,321)	(11,622)	—
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	283,703,537	152,981,898	50,591,535	417,629,860
Cost of shares redeemed	(22,781,997)	(84,940,359)	(104,488,011)	(363,374,532)
Net income equalization	(739,395)	125,400	(103,899)	25,307
Net increase (decrease) in net assets from beneficial interest transactions	260,182,145	68,166,939	(54,000,375)	54,280,635
Net increase (decrease) in net assets during the period	279,238,427	95,069,158	(125,763,594)	296,635,166
Net assets at beginning of period	117,528,204	22,459,046	809,805,781	513,170,615
NET ASSETS AT END OF PERIOD	$396,766,631	$ 117,528,204	$ 684,042,187	$ 809,805,781
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,800,000	2,125,000	400,000	3,675,000
Shares redeemed	(225,000)	(1,275,000)	(850,000)	(3,150,000)
Net increase (decrease) from share transactions	2,575,000	850,000	(450,000)	525,000
See accompanying notes to financial statements.
98

SPDR S&P Health Care Services ETF		SPDR S&P Insurance ETF		SPDR S&P Internet ETF
Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21

$ 149,645	$ 303,083	$ 5,009,633	$ 9,143,530	$ 51,761	$ 160,075
23,396,037	24,173,923	18,150,025	(103,476)	1,001,543	23,422,562
(39,631,397)	36,283,406	(3,070,839)	127,123,664	(13,106,069)	6,276,127
(16,085,715)	60,760,412	20,088,819	136,163,718	(12,052,765)	29,858,764
30,806	(251,358)	(591,900)	1,306,279	17,798	(9,468)
(212,436)	(293,524)	(4,494,306)	(10,426,986)	(25,401)	(198,352)

53,916,438	158,171,623	841,253,616	857,794,099	1,612,251	87,691,920
(118,949,839)	(88,470,548)	(1,097,033,261)	(857,787,753)	(21,518,683)	(70,335,012)
(30,806)	251,358	591,900	(1,306,279)	(17,798)	9,468
(65,064,207)	69,952,433	(255,187,745)	(1,299,933)	(19,924,230)	17,366,376
(81,331,552)	130,167,963	(240,185,132)	125,743,078	(31,984,598)	47,017,320
213,867,281	83,699,318	690,253,090	564,510,012	71,380,409	24,363,089
$ 132,535,729	$213,867,281	$ 450,067,958	$ 690,253,090	$ 39,395,811	$ 71,380,409

490,000	1,580,000	21,500,000	23,300,000	10,000	580,000
(1,110,000)	(940,000)	(28,250,000)	(26,050,000)	(130,000)	(430,000)
(620,000)	640,000	(6,750,000)	(2,750,000)	(120,000)	150,000
99

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Metals & Mining ETF		SPDR S&P Oil & Gas Equipment & Services ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 5,430,044	$ 11,091,889	$ 347,134	$ 783,339
Net realized gain (loss)	132,586,130	396,136,191	(9,715,691)	3,042,437
Net change in unrealized appreciation/depreciation	(100,710,062)	189,584,635	(27,360,949)	79,714,682
Net increase (decrease) in net assets resulting from operations	37,306,112	596,812,715	(36,729,506)	83,540,458
Net equalization credits and charges	(315,900)	1,115,844	(13,024)	(125,080)
Distributions to shareholders	(6,072,225)	(11,555,704)	(316,433)	(2,636,010)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	2,100,128,717	3,646,566,722	8,564,583	159,150,843
Cost of shares redeemed	(2,341,144,225)	(2,570,652,309)	(30,921,989)	(152,926,502)
Net income equalization	315,900	(1,115,844)	13,024	125,080
Other Capital	—	—	—	1,113
Net increase (decrease) in net assets from beneficial interest transactions	(240,699,608)	1,074,798,569	(22,344,382)	6,350,534
Contribution from Affiliate (Note 4)	—	—	—	—
Net increase (decrease) in net assets during the period	(209,781,621)	1,661,171,424	(59,403,345)	87,129,902
Net assets at beginning of period	2,056,695,097	395,523,673	183,691,244	96,561,342
NET ASSETS AT END OF PERIOD	$ 1,846,913,476	$ 2,056,695,097	$124,287,899	$ 183,691,244
SHARES OF BENEFICIAL INTEREST:
Shares sold	48,000,000	96,950,000	150,000	2,750,000
Shares redeemed	(54,550,000)	(67,800,000)	(600,000)	(2,700,000)
Net increase (decrease) from share transactions	(6,550,000)	29,150,000	(450,000)	50,000
See accompanying notes to financial statements.
100

SPDR S&P Pharmaceuticals ETF		SPDR S&P Retail ETF		SPDR S&P Semiconductor ETF
Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21

$ 948,158	$ 1,331,089	$ 6,381,178	$ 5,772,339	$ 747,577	$ 1,375,490
7,856,006	7,269,229	(68,344,479)	476,901,260	113,584,276	266,241,153
(33,387,601)	37,831,363	(52,899,343)	31,045,189	162,424,730	102,937,195
(24,583,437)	46,431,681	(114,862,644)	513,718,788	276,756,583	370,553,838
(14,444)	16,326	(4,453,725)	209,130	50,594	5,823
(1,364,454)	(1,370,262)	(5,392,038)	(5,748,927)	(893,531)	(1,298,170)

170,255,262	92,225,403	5,752,828,663	7,055,124,254	659,173,649	892,421,500
(189,975,270)	(109,012,425)	(6,036,749,526)	(6,774,374,342)	(302,029,378)	(764,996,430)
14,444	(16,326)	4,453,725	(209,130)	(50,594)	(5,823)
—	—	—	—	—	—
(19,705,564)	(16,803,348)	(279,467,138)	280,540,782	357,093,677	127,419,247
—	—	—	68,255	—	—
(45,667,899)	28,274,397	(404,175,545)	788,788,028	633,007,323	496,680,738
271,716,997	243,442,600	1,054,575,359	265,787,331	995,092,806	498,412,068
$ 226,049,098	$ 271,716,997	$ 650,399,814	$ 1,054,575,359	$1,628,100,129	$ 995,092,806

3,400,000	1,850,000	61,200,000	98,900,000	2,900,000	5,300,000
(3,750,000)	(2,250,000)	(64,850,000)	(94,250,000)	(1,375,000)	(4,575,000)
(350,000)	(400,000)	(3,650,000)	4,650,000	1,525,000	725,000
101

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Software & Services ETF		SPDR S&P Telecom ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 757,680	$ (5,297)	$ 783,826	$ 673,238
Net realized gain (loss)	44,306,996	121,569,662	2,590,426	14,488,286
Net change in unrealized appreciation/depreciation	(64,992,535)	13,182,895	(3,040,427)	8,458,497
Net increase (decrease) in net assets resulting from operations	(19,927,859)	134,747,260	333,825	23,620,021
Net equalization credits and charges	(108,299)	(27,341)	10,742	199,847
Distributions to shareholders	(625,658)	(133,866)	(756,306)	(868,252)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	292,816,605	545,431,671	27,199,093	194,766,258
Cost of shares redeemed	(406,479,674)	(395,504,658)	(27,263,284)	(181,984,727)
Net income equalization	108,299	27,341	(10,742)	(199,847)
Other Capital	109,302	—	—	—
Net increase (decrease) in net assets from beneficial interest transactions	(113,445,468)	149,954,354	(74,933)	12,581,684
Net increase (decrease) in net assets during the period	(134,107,284)	284,540,407	(486,672)	35,533,300
Net assets at beginning of period	526,364,919	241,824,512	84,375,311	48,842,011
NET ASSETS AT END OF PERIOD	$ 392,257,635	$ 526,364,919	$ 83,888,639	$ 84,375,311
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,700,000	3,440,000	275,000	2,100,000
Shares redeemed	(2,400,000)	(2,540,000)	(275,000)	(1,975,000)
Net increase (decrease) from share transactions	(700,000)	900,000	—	125,000
See accompanying notes to financial statements.
102

SPDR S&P Transportation ETF		SPDR SSGA Gender Diversity Index ETF		SPDR ICE Preferred Securities ETF
Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21

$ 1,780,917	$ 6,126,477	$ 1,379,401	$ 1,947,993	$ 34,452,350	$ 64,667,418
63,433,512	130,892,947	27,291,920	(3,742,168)	(4,271,841)	(3,460,465)
(5,767,226)	39,072,401	(27,030,466)	64,417,110	(32,637,187)	80,184,875
59,447,203	176,091,825	1,640,855	62,622,935	(2,456,678)	141,391,828
(113,300)	1,205,515	5,902	111,091	327,319	(803,741)
(1,727,324)	(7,350,772)	(1,277,912)	(2,159,815)	(43,173,000)	(67,474,480)

643,204,036	674,953,467	154,761,830	89,843,899	76,051,917	555,391,077
(384,138,969)	(451,028,914)	(110,275,755)	(27,364,629)	(102,438,706)	(263,828,902)
113,300	(1,205,515)	(5,902)	(111,091)	(327,319)	803,741
—	—	—	—	—	—
259,178,367	222,719,038	44,480,173	62,368,179	(26,714,108)	292,365,916
316,784,946	392,665,606	44,849,018	122,942,390	(72,016,467)	365,479,523
572,387,614	179,722,008	243,685,357	120,742,967	1,486,994,933	1,121,515,410
$ 889,172,560	$ 572,387,614	$ 288,534,375	$243,685,357	$1,414,978,466	$1,486,994,933

7,100,000	8,800,000	1,500,000	1,075,000	1,750,000	12,750,000
(4,420,000)	(5,460,000)	(1,075,000)	(375,000)	(2,400,000)	(6,100,000)
2,680,000	3,340,000	425,000	700,000	(650,000)	6,650,000
103

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR FactSet Innovative Technology ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 226.17	$ 145.30	$ 105.68	$ 95.29	$ 69.83	$54.83
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.44)	(0.59)	(0.23)	0.08	0.20	(0.04)
Net realized and unrealized gain (loss) (b)	(35.03)	81.84	40.41	11.66	27.36	15.99
Total from investment operations	(35.47)	81.25	40.18	11.74	27.56	15.95
Net equalization credits and charges (a)	0.21	(0.25)	(0.40)	(0.11)	(0.74)	0.15
Distributions to shareholders from:
Net investment income	—	(0.13)	(0.16)	(0.10)	(0.26)	(0.29)
Net realized gains	—	—	—	(1.14)	(1.10)	(0.81)
Total distributions	—	(0.13)	(0.16)	(1.24)	(1.36)	(1.10)
Net asset value, end of period	$ 190.91	$ 226.17	$ 145.30	$105.68	$ 95.29	$69.83
Total return (c)	(15.59)%	55.75%	37.68%	12.58%	38.83%	29.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$263,461	$364,139	$148,207	$73,978	$38,114	$6,983
Ratios to average net assets:
Total expenses	0.45%(d)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	(0.40)%(d)	(0.29)%	(0.20)%	0.08%	0.24%	(0.06)%
Portfolio turnover rate (e)	38%(f)	38%	35%	43%	34%	78%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
104

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Global Dow ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 110.51	$ 78.00	$ 85.13	$ 82.43	$ 76.65	$ 64.07
Income (loss) from investment operations:
Net investment income (loss) (a)	1.30	2.22	2.07	2.15	1.75	1.54
Net realized and unrealized gain (loss) (b)	3.46	32.59	(7.10)	2.67	5.81	12.69
Total from investment operations	4.76	34.81	(5.03)	4.82	7.56	14.23
Net equalization credits and charges (a)	—	(0.03)	(0.01)	(0.02)	0.00(c)	(0.03)
Contribution from Affiliate	—	—	—	0.02	—	—
Other capital (a)	—	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.73)	(2.27)	(2.09)	(2.12)	(1.78)	(1.62)
Net asset value, end of period	$ 113.54	$ 110.51	$ 78.00	$ 85.13	$ 82.43	$ 76.65
Total return (d)	4.33%	44.96%	(5.97)%	5.94%(e)	9.86%	22.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$99,401	$96,750	$78,033	$91,550	$90,710	$88,185
Ratios to average net assets:
Total expenses	0.50%(f)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	2.31%(f)	2.33%	2.53%	2.60%	2.11%	2.18%
Portfolio turnover rate (g)	10%(h)	11%	8%	11%	10%	10%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2019, the total return would have been 5.91%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
105

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI USA StrategicFactorsSM ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 119.37	$ 88.43	$ 86.19	$ 77.65	$ 69.73	$ 61.57
Income (loss) from investment operations:
Net investment income (loss) (a)	0.84	1.76	1.79	1.67	1.44	1.38
Net realized and unrealized gain (loss) (b)	11.24	30.99	1.88	7.99	7.82	7.93
Total from investment operations	12.08	32.75	3.67	9.66	9.26	9.31
Net equalization credits and charges (a)	0.02	(0.03)	0.34	0.52	0.06	0.22
Contribution from Affiliate (Note 4) (a)	—	—	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	(0.92)	(1.78)	(1.77)	(1.64)	(1.36)	(1.37)
Net realized gains	—	—	—	—	(0.04)	—
Total distributions	(0.92)	(1.78)	(1.77)	(1.64)	(1.40)	(1.37)
Net asset value, end of period	$ 130.55	$ 119.37	$ 88.43	$ 86.19	$ 77.65	$ 69.73
Total return (d)	10.13%	37.20%	4.53%(e)	13.35%	13.41%	15.61%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,065,248	$954,973	$771,956	$348,228	$93,180	$41,839
Ratios to average net assets:
Total expenses	0.15%(f)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	1.34%(f)	1.69%	2.02%	2.04%	1.90%	2.06%
Portfolio turnover rate (g)	6%(h)	18%	21%	18%	18%	23%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2020, the total return would have remained 4.53%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
106

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR NYSE Technology ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 158.99	$ 99.49	$ 72.66	$ 93.29	$ 72.80	$ 52.63
Income (loss) from investment operations:
Net investment income (loss) (a)	0.26	0.47	0.49	0.56	0.55	0.54
Net realized and unrealized gain (loss) (b)	6.63	59.47	26.90	(3.48)	20.98	20.17
Total from investment operations	6.89	59.94	27.39	(2.92)	21.53	20.71
Net equalization credits and charges (a)	0.00(c)	(0.01)	(0.02)	(0.07)	0.00(c)	0.00(c)
Other capital	—	—	—	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	(0.28)	(0.43)	(0.54)	(0.58)	(0.48)	(0.54)
Net realized gains	—	—	—	(17.06)	(0.56)	—
Total distributions	(0.28)	(0.43)	(0.54)	(17.64)	(1.04)	(0.54)
Net asset value, end of period	$ 165.60	$ 158.99	$ 99.49	$ 72.66	$ 93.29	$ 72.80
Total return (d)	4.34%	60.30%	37.85%	1.04%	29.71%	39.46%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$749,346	$711,479	$402,953	$428,680	$974,885	$711,637
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.32%(e)	0.35%	0.62%	0.68%	0.64%	0.85%
Portfolio turnover rate (f)	15%(g)	30%	20%	10%	36%	14%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
107

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 500 Fossil Fuel Reserves Free ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 106.02	$ 76.39	$ 71.48	$ 65.55	$ 58.69	$ 50.16
Income (loss) from investment operations:
Net investment income (loss) (a)	0.63	1.19	1.28	1.17	1.10	1.02
Net realized and unrealized gain (loss)	11.55	29.59	4.85	5.96	6.84	8.52
Total from investment operations	12.18	30.78	6.13	7.13	7.94	9.54
Net equalization credits and charges (a)	0.01	0.05	0.07	0.03	0.04	0.03
Distributions to shareholders from:
Net investment income	(0.61)	(1.20)	(1.29)	(1.23)	(1.10)	(1.04)
Net realized gains	—	—	—	—	(0.02)	0.00(b)
Total distributions	(0.61)	(1.20)	(1.29)	(1.23)	(1.12)	(1.04)
Net asset value, end of period	$ 117.60	$ 106.02	$ 76.39	$ 71.48	$ 65.55	$ 58.69
Total return (c)	11.53%	40.59%	8.77%	11.04%	13.67%	19.22%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,398,320	$1,154,523	$567,579	$365,271	$281,885	$152,600
Ratios to average net assets:
Total expenses	0.20%(d)	0.23%	0.25%	0.25%	0.25%	0.25%
Net expenses	0.20%(d)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.12%(d)	1.28%	1.73%	1.74%	1.72%	1.86%
Portfolio turnover rate (e)	1%(f)	4%	4%	6%	5%	4%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
108

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Capital Markets ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 94.02	$ 56.15	$ 55.47	$ 57.92	$ 49.10	$ 36.17
Income (loss) from investment operations:
Net investment income (loss) (a)	1.12	1.62	1.11	0.97	1.21	1.08
Net realized and unrealized gain (loss) (b)	9.10	38.10	1.09	(1.91)	8.83	12.90(c)
Total from investment operations	10.22	39.72	2.20	(0.94)	10.04	13.98
Net equalization credits and charges (a)	0.36	(0.17)	(0.10)	(0.22)	(0.02)	0.03
Distributions to shareholders from:
Net investment income	(0.87)	(1.68)	(1.42)	(1.29)	(1.20)	(1.08)
Net asset value, end of period	$ 103.73	$ 94.02	$ 56.15	$ 55.47	$ 57.92	$ 49.10
Total return (d)	11.27%	71.24%	3.93%	(1.86)%	20.43%	39.07%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$396,767	$117,528	$22,459	$38,829	$136,109	$103,116
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.21%(e)	2.06%	1.99%	1.75%	2.14%	2.45%
Portfolio turnover rate (f)	14%(g)	37%	20%	24%	24%	43%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Reflects a non-recurring litigation payment received by the Fund from State Street Corp., an affiliate, which amounted to $0.06 per share outstanding as of March 20, 2017. This payment resulted in an increase to total return of 0.18% for the period ended June 30, 2017.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
109

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Equipment ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 129.05	$ 89.25	$ 81.87	$ 78.23	$ 61.27	$ 47.36
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.06)	(0.13)	(0.05)	0.11	0.02	0.05
Net realized and unrealized gain (loss) (b)	(11.58)	39.93	7.42	3.64	17.45	13.91
Total from investment operations	(11.64)	39.80	7.37	3.75	17.47	13.96
Net equalization credits and charges (a)	0.02	(0.00)(c)	0.01	0.00(c)	(0.02)	(0.00)(c)
Distributions to shareholders from:
Net investment income	(0.00)(c)	—	(0.00)(c)	(0.11)	(0.01)	(0.05)
Net realized gains	—	—	—	—	(0.48)	—
Total distributions	(0.00)(c)	—	(0.00)(c)	(0.11)	(0.49)	(0.05)
Net asset value, end of period	$ 117.43	$ 129.05	$ 89.25	$ 81.87	$ 78.23	$ 61.27
Total return (d)	(9.00)%	44.60%	9.02%	4.79%	28.66%	29.49%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$684,042	$809,806	$513,171	$609,918	$465,494	$140,927
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	(0.09)%(e)	(0.12)%	(0.06)%	0.13%	0.03%	0.09%
Portfolio turnover rate (f)	21%(g)	39%	25%	32%	41%	40%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
110

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Services ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 114.37	$ 68.05	$ 66.59	$ 69.29	$ 64.40	$ 57.28
Income (loss) from investment operations:
Net investment income (loss) (a)	0.09	0.22	0.22	0.23	0.16	0.13
Net realized and unrealized gain (loss) (b)	(8.31)	46.50	2.83	(2.71)	4.89	7.15
Total from investment operations	(8.22)	46.72	3.05	(2.48)	5.05	7.28
Net equalization credits and charges (a)	0.02	(0.19)	0.15	0.00(c)	(0.00)(c)	(0.03)
Distributions to shareholders from:
Net investment income	(0.14)	(0.21)	(1.74)	(0.22)	(0.16)	(0.13)
Total distributions	(0.14)	(0.21)	(1.74)	(0.22)	(0.16)	(0.13)
Net asset value, end of period	$ 106.03	$ 114.37	$ 68.05	$ 66.59	$ 69.29	$ 64.40
Total return (d)	(7.17)%	68.43%	4.68%	(3.59)%	7.87%	12.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$132,536	$213,867	$83,699	$90,561	$97,011	$115,913
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.17%(e)	0.24%	0.33%	0.33%	0.25%	0.22%
Portfolio turnover rate (f)	19%(g)	38%	25%	35%	32%	34%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
111

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Insurance ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 38.56	$ 27.34	$ 34.01	$ 29.81	$ 29.37	$ 23.71
Income (loss) from investment operations:
Net investment income (loss) (b)	0.39	0.67	0.61	0.55	0.52	0.46
Net realized and unrealized gain (loss) (c)	1.87	11.16	(6.65)	4.19	0.43	5.63
Total from investment operations	2.26	11.83	(6.04)	4.74	0.95	6.09
Net equalization credits and charges (b)	(0.05)	0.10	(0.02)	0.02	0.02	0.02
Distributions to shareholders from:
Net investment income	(0.41)	(0.71)	(0.61)	(0.56)	(0.53)	(0.45)
Net asset value, end of period	$ 40.36	$ 38.56	$ 27.34	$ 34.01	$ 29.81	$ 29.37
Total return (d)	5.77%	44.04%	(17.99)%	16.16%	3.28%	25.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$450,068	$690,253	$564,510	$1,066,343	$708,100	$885,536
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.96%(e)	2.04%	1.87%	1.77%	1.71%	1.68%
Portfolio turnover rate (f)	13%(g)	24%	19%	21%	24%	26%
(a)	On November 29, 2017, the SPDR S&P Insurance ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
112

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Internet ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$183.03	$101.51	$ 89.16	$ 87.63	$ 67.40	$52.65
Income (loss) from investment operations:
Net investment income (loss) (a)	0.16	0.43	0.41	0.36	(0.06)	(0.05)
Net realized and unrealized gain (loss) (b)	(37.24)	81.71	12.39	2.84	27.23	15.85
Total from investment operations	(37.08)	82.14	12.80	3.20	27.17	15.80
Net equalization credits and charges (a)	0.05	(0.03)	(0.01)	(0.03)	(0.25)	0.02
Distributions to shareholders from:
Net investment income	(0.09)	(0.59)	(0.44)	(0.37)	—	—
Net realized gains	—	—	—	(1.27)	(6.69)	(1.07)
Total distributions	(0.09)	(0.59)	(0.44)	(1.64)	(6.69)	(1.07)
Net asset value, end of period	$145.91	$183.03	$101.51	$ 89.16	$ 87.63	$67.40
Total return (c)	(20.23)%	81.12%	14.46%	3.90%	42.73%	30.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$39,396	$71,380	$24,363	$34,772	$35,051	$3,370
Ratios to average net assets:
Total expenses	0.35%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.18%(d)	0.28%	0.49%	0.41%	(0.07)%	(0.08)%
Portfolio turnover rate (e)	33%(f)	52%	57%	85%	67%	63%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
113

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Metals & Mining ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 43.03	$ 21.21	$ 28.38	$ 35.52	$ 29.96	$ 24.37
Income (loss) from investment operations:
Net investment income (loss) (a)	0.13	0.34	0.39	0.59	0.73	0.23
Net realized and unrealized gain (loss) (b)	1.77	21.77	(7.21)	(7.11)	5.51	5.61
Total from investment operations	1.90	22.11	(6.82)	(6.52)	6.24	5.84
Net equalization credits and charges (a)	(0.01)	0.03	0.04	0.04	0.07	(0.01)
Distributions to shareholders from:
Net investment income	(0.15)	(0.32)	(0.39)	(0.66)	(0.75)	(0.24)
Net asset value, end of period	$ 44.77	$ 43.03	$ 21.21	$ 28.38	$ 35.52	$ 29.96
Total return (c)	4.42%	104.87%	(23.98)%	(18.25)%	21.01%	23.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,846,913	$2,056,695	$395,524	$534,979	$852,506	$692,084
Ratios to average net assets:
Total expenses	0.35%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.59%(d)	0.96%	1.58%	1.90%	2.12%	0.77%
Portfolio turnover rate (e)	18%(f)	44%	41%	28%	32%	51%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
114

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Equipment & Services ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 61.95	$ 33.13	$ 96.20	$ 169.70	$ 155.00	$ 187.40
Income (loss) from investment operations:
Net investment income (loss) (b)	0.12	0.27	1.15	0.90	2.60	1.00
Net realized and unrealized gain (loss) (c)	(12.53)	29.51	(63.13)	(73.50)	14.90	(32.40)
Total from investment operations	(12.41)	29.78	(61.98)	(72.60)	17.50	(31.40)
Net equalization credits and charges (b)	(0.00)(d)	(0.04)	0.07	(0.00)(d)	0.20	(0.00)(d)
Contribution from Affiliate	—	—	—	—	0.00(d)	—
Other capital	—	0.00(d)	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.12)	(0.92)	(1.16)	(0.90)	(3.00)	(1.00)
Net asset value, end of period	$ 49.42	$ 61.95	$ 33.13	$ 96.20	$ 169.70	$ 155.00
Total return (e)	(20.05)%	90.54%	(64.70)%	(42.79)%	11.48%	(16.88)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$124,288	$183,691	$96,561	$186,698	$402,923	$258,000
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.46%(f)	0.59%	1.99%	0.73%	1.62%	0.50%
Portfolio turnover rate (g)	17%(h)	64%	51%	34%	44%	34%
(a)	On March 30, 2020. SPDR S&P Oil & Gas Equipment & Services ETF underwent 1-for-10 reverse stock split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
115

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Pharmaceuticals ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 51.75	$ 43.09	$ 39.76	$ 42.99	$ 43.04	$ 41.84
Income (loss) from investment operations:
Net investment income (loss) (a)	0.19	0.25	0.27	0.24	0.25	0.25
Net realized and unrealized gain (loss) (b)	(5.53)	8.67	3.37	(3.17)	(0.04)	1.21
Total from investment operations	(5.34)	8.92	3.64	(2.93)	0.21	1.46
Net equalization credits and charges (a)	(0.00)(c)	0.00(c)	(0.02)	0.00(c)	(0.00)(c)	(0.00)(c)
Distributions to shareholders from:
Net investment income	(0.28)	(0.26)	(0.29)	(0.30)	(0.26)	(0.26)
Total distributions	(0.28)	(0.26)	(0.29)	(0.30)	(0.26)	(0.26)
Net asset value, end of period	$ 46.13	$ 51.75	$ 43.09	$ 39.76	$ 42.99	$ 43.04
Total return (d)	(10.33)%	20.76%	9.18%	(6.83)%	0.46%	3.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$226,049	$271,717	$243,443	$212,716	$335,310	$454,110
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.78%(e)	0.52%	0.67%	0.57%	0.60%	0.58%
Portfolio turnover rate (f)	25%(g)	53%	31%	42%	46%	41%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
116

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Retail ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 97.19	$ 42.87	$ 42.42	$ 48.57	$ 40.72	$ 41.97
Income (loss) from investment operations:
Net investment income (loss) (a)	0.59	0.68	0.68	0.69	0.73	0.61
Net realized and unrealized gain (loss) (b)	(5.92)	54.27	0.42	(6.18)	7.85	(1.17)
Total from investment operations	(5.33)	54.95	1.10	(5.49)	8.58	(0.56)
Net equalization credits and charges (a)	(0.41)	0.02	0.01	(0.00)(c)	(0.06)	(0.09)
Contribution from Affiliate (Note 4)	—	0.01	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.12)	(0.66)	(0.66)	(0.66)	(0.67)	(0.60)
Net asset value, end of period	$ 90.33	$ 97.19	$ 42.87	$ 42.42	$ 48.57	$ 40.72
Total return (d)	(5.90)%	128.92%(e)	2.74%	(11.33)%	21.07%	(1.59)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$650,400	$1,054,575	$265,787	$263,038	$369,128	$443,807
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.22%(f)	0.97%	1.68%	1.47%	1.66%	1.40%
Portfolio turnover rate (g)	19%(h)	62%	43%	45%	43%	33%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2021, the total return would have been 128.90%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
117

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Semiconductor ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 192.29	$ 112.00	$ 84.40	$ 72.31	$ 61.70	$ 44.48
Income (loss) from investment operations:
Net investment income (loss) (a)	0.13	0.28	0.54	0.66	0.55	0.41
Net realized and unrealized gain (loss) (b)	50.71	80.28	27.60	12.18	10.59	17.21
Total from investment operations	50.84	80.56	28.14	12.84	11.14	17.62
Net equalization credits and charges (a)	0.01	0.00(c)	(0.00)(c)	(0.03)	(0.01)	(0.01)
Distributions to shareholders from:
Net investment income	(0.14)	(0.27)	(0.54)	(0.72)	(0.52)	(0.39)
Net asset value, end of period	$ 243.00	$ 192.29	$ 112.00	$ 84.40	$ 72.31	$ 61.70
Total return (d)	26.45%	71.99%	33.43%	17.86%	18.04%	39.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,628,100	$995,093	$498,412	$291,186	$318,166	$311,598
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.12%(e)	0.17%	0.55%	0.88%	0.79%	0.72%
Portfolio turnover rate (f)	18%(g)	32%	21%	32%	29%	37%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
118

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Software & Services ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 171.45	$ 111.44	$ 96.24	$ 80.89	$ 62.58	$ 50.60
Income (loss) from investment operations:
Net investment income (loss) (a)	0.23	(0.00)(b)	0.37	0.19	0.14	0.42
Net realized and unrealized gain (loss) (c)	(5.96)	60.08	15.25	15.40	18.48	11.98
Total from investment operations	(5.73)	60.08	15.62	15.59	18.62	12.40
Net equalization credits and charges (a)	(0.03)	(0.01)	(0.01)	(0.02)	0.00(b)	0.01
Other capital	0.03	—	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.21)	(0.06)	(0.41)	(0.22)	(0.13)	(0.43)
Net realized gains	—	—	—	—	(0.18)	—
Total distributions	(0.21)	(0.06)	(0.41)	(0.22)	(0.31)	(0.43)
Net asset value, end of period	$ 165.51	$ 171.45	$ 111.44	$ 96.24	$ 80.89	$ 62.58
Total return (d)	(3.35)%	53.91%	16.34%	19.30%	29.83%	24.62%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$392,258	$526,365	$241,825	$249,261	$88,979	$59,450
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.27%(e)	0.00%(f)	0.38%	0.21%	0.19%	0.74%
Portfolio turnover rate (g)	22%(h)	40%	31%	47%	29%	29%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Amount is less than 0.005%.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
119

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Telecom ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$102.27	$ 69.77	$ 67.70	$ 72.20	$ 70.47	$ 58.39
Income (loss) from investment operations:
Net investment income (loss) (a)	0.94	0.82	0.53	0.80	1.56	1.02
Net realized and unrealized gain (loss) (b)	(0.64)	32.25	2.15	(4.43)	1.75	11.92
Total from investment operations	0.30	33.07	2.68	(3.63)	3.31	12.94
Net equalization credits and charges (a)	0.01	0.24	(0.02)	(0.09)	0.12	0.04
Distributions to shareholders from:
Net investment income	(0.90)	(0.81)	(0.59)	(0.78)	(1.70)	(0.90)
Net asset value, end of period	$101.68	$102.27	$ 69.77	$ 67.70	$ 72.20	$ 70.47
Total return (c)	0.33%	48.00%	3.98%	(5.17)%	4.97%	22.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$83,889	$84,375	$48,842	$57,545	$162,460	$77,517
Ratios to average net assets:
Total expenses	0.35%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.88%(d)	0.94%	0.78%	1.12%	2.21%	1.47%
Portfolio turnover rate (e)	20%(f)	61%	44%	35%	33%	46%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
120

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Transportation ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 84.92	$ 52.86	$ 61.22	$ 63.09	$ 55.40	$ 43.63
Income (loss) from investment operations:
Net investment income (loss) (a)	0.24	1.02	0.57	0.67	0.49	0.37
Net realized and unrealized gain (loss) (b)	9.48	31.84	(8.36)	(1.82)	7.68	11.76
Total from investment operations	9.72	32.86	(7.79)	(1.15)	8.17	12.13
Net equalization credits and charges (a)	(0.02)	0.20	0.01	(0.01)	(0.00)(c)	0.01
Distributions to shareholders from:
Net investment income	(0.23)	(1.00)	(0.58)	(0.71)	(0.48)	(0.37)
Total distributions	(0.23)	(1.00)	(0.58)	(0.71)	(0.48)	(0.37)
Net asset value, end of period	$ 94.39	$ 84.92	$ 52.86	$ 61.22	$ 63.09	$ 55.40
Total return (d)	11.43%	62.69%	(12.74)%	(1.80)%	14.74%	27.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$889,173	$572,388	$179,722	$148,155	$233,429	$182,818
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.53%(e)	1.35%	0.99%	1.09%	0.79%	0.71%
Portfolio turnover rate (f)	23%(g)	26%	29%	18%	27%	29%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
121

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Gender Diversity Index ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 101.54	$ 71.03	$ 73.74	$ 72.20	$ 66.97	$ 62.82
Income (loss) from investment operations:
Net investment income (loss) (a)	0.51	0.97	1.29	1.48	1.38	1.25
Net realized and unrealized gain (loss) (b)	0.55	30.50	(2.51)	4.78	7.73	7.12
Total from investment operations	1.06	31.47	(1.22)	6.26	9.11	8.37
Net equalization credits and charges (a)	0.00(c)	0.06	(0.09)	0.03	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.46)	(1.02)	(1.40)	(1.74)	(1.38)	(1.26)
Net realized gains	—	—	—	(3.01)	(2.51)	(2.97)
Total distributions	—	(1.02)	(1.40)	(4.75)	(3.89)	(4.23)
Net asset value, end of period	$ 102.14	$ 101.54	$ 71.03	$ 73.74	$ 72.20	$ 66.97
Total return (d)	1.05%	44.60%	(1.71)%	9.60%	13.80%	13.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$288,534	$243,685	$120,743	$283,882	$332,138	$321,478
Ratios to average net assets:
Total expenses	0.20%(e)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	0.98%(e)	1.10%	1.77%	2.06%	1.95%	1.93%
Portfolio turnover rate (f)	40%(g)	22%	69%	53%	46%	49%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
122

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR ICE Preferred Securities ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 44.19	$ 41.54	$ 43.11	$ 43.29	$ 45.00	$ 45.98
Income (loss) from investment operations:
Net investment income (loss) (a)	1.01	2.12	2.31	2.41	2.46	2.41
Net realized and unrealized gain (loss) (b)	(1.07)	2.80	(1.53)	(0.02)	(1.93)	(0.93)
Total from investment operations	(0.06)	4.92	0.78	2.39	0.53	1.48
Net equalization credits and charges (a)	0.01	(0.03)	(0.03)	(0.01)	0.04	(0.01)
Contribution from Affiliate	—	—	—	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	(1.26)	(2.24)	(2.32)	(2.56)	(2.28)	(2.45)
Net asset value, end of period	$ 42.88	$ 44.19	$ 41.54	$ 43.11	$ 43.29	$ 45.00
Total return (d)	(0.11)%	12.01%	1.67%	5.86%(e)	1.34%	3.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,414,978	$1,486,995	$1,121,515	$829,813	$588,791	$537,704
Ratios to average net assets:
Total expenses	0.45%(f)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	4.62%(f)	4.89%	5.39%	5.72%	5.60%	5.41%
Portfolio turnover rate (g)	18%(h)	45%	36%	35%	52%	31%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2019, the total return would have remained 5.86%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
123

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2021 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR FactSet Innovative Technology ETF
SPDR Global Dow ETF
SPDR MSCI USA StrategicFactorsSM ETF
SPDR NYSE Technology ETF
SPDR S&P 500® Fossil Fuel Reserves Free ETF
SPDR S&P Capital Markets ETF
SPDR S&P Health Care Equipment ETF
SPDR S&P Health Care Services ETF
SPDR S&P Insurance ETF
SPDR S&P Internet ETF
SPDR S&P Metals & Mining ETF
SPDR S&P Oil & Gas Equipment & Services ETF
SPDR S&P Pharmaceuticals ETF
SPDR S&P Retail ETF
SPDR S&P Semiconductor ETF
SPDR S&P Software & Services ETF
SPDR S&P Telecom ETF
SPDR S&P Transportation ETF
SPDR SSGA Gender Diversity Index ETF
SPDR ICE Preferred Securities ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exception of SPDR S&P Metals and Mining ETF and SPDR SSGA Gender Diversity Index ETF, each of which is a non-diversified investment company.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued
124

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2021, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
125

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2021, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly, except SPDR MSCI USA StrategicFactorsSM ETF which declares and pays semi-annually and SPDR ICE Preferred Securities ETF which declares and pays monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
Certain Funds may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are
126

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2021, the SPDR Global Dow ETF and SPDR SSGA Gender Diversity Index ETF entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of December 31, 2021, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$6,138	$—	$6,138
SPDR SSGA Gender Diversity Index ETF
Futures Contracts	—	—	—	2,768	—	2,768
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$18,541	$—	$18,541
SPDR SSGA Gender Diversity Index ETF
Futures Contracts	—	—	—	20,745	—	20,745
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$9,361	$—	$9,361
SPDR SSGA Gender Diversity Index ETF
Futures Contracts	—	—	—	2,765	—	2,765
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR FactSet Innovative Technology ETF	0.45%
SPDR Global Dow ETF	0.50
127

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

Annual Rate
SPDR MSCI USA StrategicFactorsSM ETF	0.15%
SPDR NYSE Technology ETF	0.35
SPDR S&P 500 Fossil Fuel Reserves Free ETF	0.20
SPDR S&P Capital Markets ETF	0.35
SPDR S&P Health Care Equipment ETF	0.35
SPDR S&P Health Care Services ETF	0.35
SPDR S&P Insurance ETF	0.35
SPDR S&P Internet ETF	0.35
SPDR S&P Metals & Mining ETF	0.35
SPDR S&P Oil & Gas Equipment & Services ETF	0.35
SPDR S&P Pharmaceuticals ETF	0.35
SPDR S&P Retail ETF	0.35
SPDR S&P Semiconductor ETF	0.35
SPDR S&P Software & Services ETF	0.35
SPDR S&P Telecom ETF	0.35
SPDR S&P Transportation ETF	0.35
SPDR SSGA Gender Diversity Index ETF	0.20
SPDR ICE Preferred Securities ETF	0.45
For the period ended December 31, 2021, the Adviser did not waive any fees in the Fund. The contractual fee waiver did not provide for the recoupment by the Adviser of any fees the Adviser previously waived.
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2022. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue each waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and each waiver and/or reimbursement may be cancelled or modified at any time after October 31, 2022. The waiver and/or reimbursement may not be terminated prior to October 31, 2022 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Beginning on January 1, 2022 net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and
128

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street. Prior to January 1, 2022, net proceeds were 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2021, were as follows:
	Purchases	Sales
SPDR FactSet Innovative Technology ETF	$125,785,418	$126,334,406
SPDR Global Dow ETF	9,601,110	9,833,538
SPDR MSCI USA StrategicFactorsSM ETF	71,528,481	64,654,148
SPDR NYSE Technology ETF	108,887,457	107,541,727
SPDR S&P 500 Fossil Fuel Reserves Free ETF	16,436,698	15,152,199
SPDR S&P Capital Markets ETF	29,619,838	29,427,173
SPDR S&P Health Care Equipment ETF	164,680,511	165,264,729
SPDR S&P Health Care Services ETF	34,572,935	34,170,366
SPDR S&P Insurance ETF	65,129,825	64,259,679
SPDR S&P Internet ETF	18,023,524	37,901,426
SPDR S&P Metals & Mining ETF	331,232,769	330,184,355
SPDR S&P Oil & Gas Equipment & Services ETF	24,746,069	24,668,775
SPDR S&P Pharmaceuticals ETF	57,824,270	57,832,772
SPDR S&P Retail ETF	170,019,791	170,597,959
SPDR S&P Semiconductor ETF	231,667,865	225,746,775
SPDR S&P Software & Services ETF	125,659,309	122,135,431
SPDR S&P Telecom ETF	16,601,703	16,922,330
SPDR S&P Transportation ETF	157,831,060	160,823,081
SPDR SSGA Gender Diversity Index ETF	110,085,997	111,715,631
SPDR ICE Preferred Securities ETF	264,202,427	266,482,193
129

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

For the period ended December 31, 2021, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR FactSet Innovative Technology ETF	$ 82,540,021	$ 130,825,089	$ 36,406,815
SPDR Global Dow ETF	—	—	—
SPDR MSCI USA StrategicFactorsSM ETF	111,724,407	96,848,315	38,989,671
SPDR NYSE Technology ETF	93,067,887	93,067,887	63,187,641
SPDR S&P 500 Fossil Fuel Reserves Free ETF	155,523,791	42,249,424	21,474,225
SPDR S&P Capital Markets ETF	283,646,013	23,897,495	7,474,473
SPDR S&P Health Care Equipment ETF	47,493,653	101,369,182	25,479,600
SPDR S&P Health Care Services ETF	53,906,112	118,697,832	25,067,895
SPDR S&P Insurance ETF	724,886,713	980,568,278	31,685,192
SPDR S&P Internet ETF	1,612,455	21,524,952	2,904,510
SPDR S&P Metals & Mining ETF	1,709,732,225	1,952,732,320	179,511,344
SPDR S&P Oil & Gas Equipment & Services ETF	8,564,654	30,919,419	338,593
SPDR S&P Pharmaceuticals ETF	160,361,188	179,994,146	32,243,002
SPDR S&P Retail ETF	4,677,985,234	4,961,006,274	(47,654,125)
SPDR S&P Semiconductor ETF	626,689,941	270,866,687	115,839,348
SPDR S&P Software & Services ETF	278,355,811	392,843,059	50,587,420
SPDR S&P Telecom ETF	27,199,463	26,770,254	4,625,322
SPDR S&P Transportation ETF	373,584,060	635,371,275	75,642,426
SPDR SSGA Gender Diversity Index ETF	154,749,376	108,673,529	30,569,042
SPDR ICE Preferred Securities ETF	75,928,179	101,581,477	3,094,966
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2021, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
130

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR FactSet Innovative Technology ETF	$ 298,801,338	$ 16,929,032	$ 42,826,178	$ (25,897,146)
SPDR Global Dow ETF	76,611,895	29,516,038	5,775,716	23,740,322
SPDR MSCI USA StrategicFactorsSM ETF	844,187,922	235,565,478	14,890,371	220,675,107
SPDR NYSE Technology ETF	551,691,680	223,065,607	10,829,647	212,235,960
SPDR S&P 500 Fossil Fuel Reserves Free ETF	1,001,021,724	410,761,802	13,821,837	396,939,965
SPDR S&P Capital Markets ETF	370,725,497	29,271,134	2,827,929	26,443,205
SPDR S&P Health Care Equipment ETF	684,331,065	107,176,054	88,146,584	19,029,470
SPDR S&P Health Care Services ETF	145,883,602	9,932,667	20,051,879	(10,119,212)
SPDR S&P Insurance ETF	473,371,375	9,047,663	28,324,638	(19,276,975)
SPDR S&P Internet ETF	50,177,890	2,596,629	10,185,659	(7,589,030)
SPDR S&P Metals & Mining ETF	1,927,542,374	98,910,365	174,783,014	(75,872,649)
SPDR S&P Oil & Gas Equipment & Services ETF	170,478,295	3,761,022	42,351,903	(38,590,881)
SPDR S&P Pharmaceuticals ETF	266,931,271	14,146,991	41,982,715	(27,835,724)
SPDR S&P Retail ETF	750,104,047	4,107,246	69,266,175	(65,158,929)
SPDR S&P Semiconductor ETF	1,358,799,844	334,338,248	46,270,729	288,067,519
SPDR S&P Software & Services ETF	453,820,456	21,530,384	66,881,127	(45,350,743)
SPDR S&P Telecom ETF	90,736,004	8,265,811	8,117,916	147,895
SPDR S&P Transportation ETF	877,668,502	55,050,282	40,247,254	14,803,028
SPDR SSGA Gender Diversity Index ETF	264,047,741	36,940,979	9,693,677	27,247,302
SPDR ICE Preferred Securities ETF	1,597,848,516	17,550,697	9,958,037	7,592,660
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2021, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
131

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR FactSet Innovative Technology ETF	$ 14,890,280	$ 9,337,275	$ 6,127,621	$ 15,464,896
SPDR Global Dow ETF	3,382,215	1,184,798	2,361,269	3,546,067
SPDR MSCI USA StrategicFactorsSM ETF	718,459	161,227	579,403	740,630
SPDR NYSE Technology ETF	14,600,957	14,542,927	—	14,542,927
SPDR S&P 500 Fossil Fuel Reserves Free ETF	6,603	6,078	903	6,981
SPDR S&P Capital Markets ETF	4,738,662	548,320	4,335,500	4,883,820
SPDR S&P Health Care Equipment ETF	40,930,410	19,321,979	30,375,337	49,697,316
SPDR S&P Health Care Services ETF	13,003,225	3,236,770	10,239,716	13,476,486
SPDR S&P Insurance ETF	5,267,793	3,445,112	2,059,112	5,504,224
SPDR S&P Internet ETF	4,503,309	3,181,735	1,574,180	4,755,915
SPDR S&P Metals & Mining ETF	98,526,686	4,950,965	95,042,564	99,993,529
SPDR S&P Oil & Gas Equipment & Services ETF	7,365,052	7,590,355	174,831	7,765,186
SPDR S&P Pharmaceuticals ETF	23,698,591	13,093,573	11,385,345	24,478,918
SPDR S&P Retail ETF	95,871,276	34,633,216	65,475,578	100,108,794
SPDR S&P Semiconductor ETF	53,169,303	20,045,343	35,982,910	56,028,253
SPDR S&P Software & Services ETF	38,525,018	16,228,944	24,243,749	40,472,693
SPDR S&P Telecom ETF	8,962,913	6,982,796	2,444,146	9,426,942
SPDR S&P Transportation ETF	8,742,554	3,262,300	6,056,125	9,318,425
SPDR SSGA Gender Diversity Index ETF	3,300,326	2,915,216	505,083	3,420,299
SPDR ICE Preferred Securities ETF	149,302,706	146,724,376	6,110,384	152,834,760
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2021:
		Remaining Contractual Maturity of the Agreements as of December 31, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR FactSet Innovative Technology ETF	Common Stocks	$ 9,337,275	$—	$—	$—	$ 9,337,275	$ 9,337,275
SPDR Global Dow ETF	Common Stocks	1,184,798	—	—	—	1,184,798	1,184,798
SPDR MSCI USA StrategicFactorsSM ETF	Common Stocks	161,227	—	—	—	161,227	161,227
SPDR NYSE Technology ETF	Common Stocks	14,542,927	—	—	—	14,542,927	14,542,927
SPDR S&P 500 Fossil Fuel Reserves Free ETF	Common Stocks	6,078	—	—	—	6,078	6,078
SPDR S&P Capital Markets ETF	Common Stocks	548,320	—	—	—	548,320	548,320
SPDR S&P Health Care Equipment ETF	Common Stocks	19,321,979	—	—	—	19,321,979	19,321,979
SPDR S&P Health Care Services ETF	Common Stocks	3,236,770	—	—	—	3,236,770	3,236,770
SPDR S&P Insurance ETF	Common Stocks	3,445,112	—	—	—	3,445,112	3,445,112
SPDR S&P Internet ETF	Common Stocks	3,181,735	—	—	—	3,181,735	3,181,735
SPDR S&P Metals & Mining ETF	Common Stocks	4,950,965	—	—	—	4,950,965	4,950,965
SPDR S&P Oil & Gas Equipment & Services ETF	Common Stocks	7,590,355	—	—	—	7,590,355	7,590,355
SPDR S&P Pharmaceuticals ETF	Common Stocks	13,093,573	—	—	—	13,093,573	13,093,573
SPDR S&P Retail ETF	Common Stocks	34,633,216	—	—	—	34,633,216	34,633,216
SPDR S&P Semiconductor ETF	Common Stocks	20,045,343	—	—	—	20,045,343	20,045,343
132

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

		Remaining Contractual Maturity of the Agreements as of December 31, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P Software & Services ETF	Common Stocks	$ 16,228,944	$—	$—	$—	$ 16,228,944	$ 16,228,944
SPDR S&P Telecom ETF	Common Stocks	6,982,796	—	—	—	6,982,796	6,982,796
SPDR S&P Transportation ETF	Common Stocks	3,262,300	—	—	—	3,262,300	3,262,300
SPDR SSGA Gender Diversity Index ETF	Common Stocks	2,915,216	—	—	—	2,915,216	2,915,216
SPDR ICE Preferred Securities ETF	Preferred Stocks	146,724,376	—	—	—	146,724,376	146,724,376
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
133

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR FactSet Innovative Technology ETF	0.45%	$ 844.10	$2.09	$1,022.90	$2.29
SPDR Global Dow ETF	0.50	1,043.30	2.58	1,022.70	2.55
SPDR MSCI USA StrategicFactorsSM ETF	0.15	1,101.30	0.79	1,024.40	0.77
SPDR NYSE Technology ETF	0.35	1,043.40	1.80	1,023.40	1.79
SPDR S&P 500 Fossil Fuel Reserves Free ETF	0.20	1,115.30	1.07	1,024.20	1.02
SPDR S&P Capital Markets ETF	0.35	1,112.70	1.86	1,023.40	1.79
SPDR S&P Health Care Equipment ETF	0.35	910.00	1.68	1,023.40	1.79
SPDR S&P Health Care Services ETF	0.35	928.30	1.70	1,023.40	1.79
SPDR S&P Insurance ETF	0.35	1,057.70	1.82	1,023.40	1.79
SPDR S&P Internet ETF	0.35	797.70	1.59	1,023.40	1.79
SPDR S&P Metals & Mining ETF	0.35	1,044.20	1.80	1,023.40	1.79
SPDR S&P Oil & Gas Equipment & Services ETF	0.35	799.50	1.59	1,023.40	1.79
SPDR S&P Pharmaceuticals ETF	0.35	896.70	1.67	1,023.40	1.79
SPDR S&P Retail ETF	0.35	941.00	1.71	1,023.40	1.79
SPDR S&P Semiconductor ETF	0.35	1,264.50	2.00	1,023.40	1.79
SPDR S&P Software & Services ETF	0.35	966.50	1.73	1,023.40	1.79
SPDR S&P Telecom ETF	0.35	1,003.30	1.77	1,023.40	1.79
SPDR S&P Transportation ETF	0.35	1,114.30	1.87	1,023.40	1.79
SPDR SSGA Gender Diversity Index ETF	0.20	1,010.50	1.01	1,024.20	1.02
SPDR ICE Preferred Securities ETF	0.45	998.90	2.27	1,022.90	2.29
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
134

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period September 2020 through June 2021, including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
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SPDR Series Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2022 State Street Corporation - All Rights Reserved
SPDRLEGACYEQSAR

Semi-Annual Report
December 31, 2021
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg 1-10 Year TIPS ETF (Formerly, SPDR Bloomberg Barclays 1-10 Year TIPS ETF)
SPDR Bloomberg 1-3 Month T-Bill ETF (Formerly, SPDR Bloomberg Barclays 1-3 Month T-Bill ETF)
SPDR Bloomberg 3-12 Month T-Bill ETF (Formerly, SPDR Bloomberg Barclays 3-12 Month T-Bill ETF)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

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SPDR Bloomberg 1-10 Year TIPS ETF (Formerly, SPDR Bloomberg Barclays 1-10 Year TIPS ETF)
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
Treasury Inflation Protected Indexed Notes 0.63% 1/15/2026	4.2%
Treasury Inflation Protected Indexed Notes 0.63% 4/15/2023	4.1
Treasury Inflation Protected Indexed Notes 0.63% 1/15/2024	4.0
Treasury Inflation Protected Indexed Notes 0.38% 1/15/2027	3.7
Treasury Inflation Protected Indexed Notes 0.13% 1/15/2030	3.7
TOTAL	19.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2021

% of Net Assets
U.S. Treasury Obligations	99.7%
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(1.8)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Bloomberg 1-3 Month T-Bill ETF (Formerly, SPDR Bloomberg Barclays 1-3 Month T-Bill ETF)
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
U.S. Treasury Bill 0.05% 1/27/2022	12.6%
U.S. Treasury Bill 0.05% 2/24/2022	12.6
U.S. Treasury Bill 0.06% 2/3/2022	9.5
U.S. Treasury Bill 0.05% 2/10/2022	9.5
U.S. Treasury Bill 0.05% 2/17/2022	9.5
TOTAL	53.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2021

% of Net Assets
U.S. Treasury Obligations	99.8%
Short-Term Investment	0.2
Liabilities in Excess of Other Assets	(0.0) *
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR Bloomberg 3-12 Month T-Bill ETF (Formerly, SPDR Bloomberg Barclays 3-12 Month T-Bill ETF)
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
U.S. Treasury Bill 0.05% 3/3/2022	10.3%
U.S. Treasury Bill 0.07% 5/19/2022	8.4
U.S. Treasury Bill 0.07% 3/24/2022	7.8
U.S. Treasury Bill 0.06% 4/21/2022	7.8
U.S. Treasury Bill 0.12% 5/26/2022	5.0
TOTAL	39.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2021

% of Net Assets
U.S. Treasury Obligations	100.0%
Short-Term Investment	0.0 *
Liabilities in Excess of Other Assets	(0.0) *
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR BLOOMBERG 1-10 YEAR TIPS ETF (Formerly, SPDR Bloomberg Barclays 1-10 Year TIPS ETF)
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.7%
Treasury Inflation Protected Indexed Bonds:
1.75%, 1/15/2028	$ 16,275,529	$ 19,550,063
2.00%, 1/15/2026	21,919,430	25,389,667
2.38%, 1/15/2025	34,376,901	39,188,423
2.38%, 1/15/2027	18,864,537	22,821,059
2.50%, 1/15/2029	15,495,850	19,827,338
3.63%, 4/15/2028	23,878,035	31,768,571
3.88%, 4/15/2029	27,540,348	38,394,939
Treasury Inflation Protected Indexed Notes:
0.13%, 1/15/2023	35,885,332	37,078,317
0.13%, 7/15/2024	39,647,887	42,296,434
0.13%, 10/15/2024	28,947,094	30,939,378
0.13%, 4/15/2025	32,479,542	34,780,063
0.13%, 10/15/2025	26,431,215	28,533,466
0.13%, 4/15/2026 (a)	31,898,835	34,459,372
0.13%, 7/15/2026	37,685,457	40,980,984
0.13%, 10/15/2026	10,390,788	11,315,734
0.13%, 1/15/2030	38,468,163	42,745,336
0.13%, 7/15/2030	37,901,549	42,416,425
0.13%, 1/15/2031 (a)	37,095,794	41,546,082
0.13%, 7/15/2031	35,622,154	40,051,124
0.25%, 1/15/2025	35,331,436	37,879,017
0.25%, 7/15/2029	36,657,010	41,108,796
0.38%, 7/15/2023	40,292,534	42,388,213
0.38%, 7/15/2025	36,687,930	39,895,760
0.38%, 1/15/2027	39,477,113	43,490,358
0.38%, 7/15/2027	32,436,455	36,051,687
0.50%, 4/15/2024	26,733,882	28,523,165
0.50%, 1/15/2028	37,292,487	41,775,506
0.63%, 4/15/2023	45,727,577	47,823,768
0.63%, 1/15/2024	43,230,246	46,051,089
0.63%, 1/15/2026	43,932,855	48,307,497
0.75%, 7/15/2028	34,210,412	39,228,986
0.88%, 1/15/2029	34,711,019	40,189,234
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,132,091,606)		1,156,795,851

See accompanying notes to financial statements.
4

SPDR BLOOMBERG 1-10 YEAR TIPS ETF (Formerly, SPDR Bloomberg Barclays 1-10 Year TIPS ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (b) (c)	237,783	$ 237,783
State Street Navigator Securities Lending Portfolio II (d) (e)	23,677,471	23,677,471
TOTAL SHORT-TERM INVESTMENTS (Cost $23,915,254)		23,915,254
TOTAL INVESTMENTS — 101.8% (Cost $1,156,006,860)		1,180,711,105
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(21,073,123)
NET ASSETS — 100.0%		$ 1,159,637,982
(a)	All or a portion of the shares of the security are on loan at December 31, 2021.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2021.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$1,156,795,851	$—	$1,156,795,851
Short-Term Investments	23,915,254	—	—	23,915,254
TOTAL INVESTMENTS	$23,915,254	$1,156,795,851	$—	$ 1,180,711,105
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	185,388	$ 185,388	$ 56,879,053	$ 56,826,658	$—	$—	237,783	$ 237,783	$ 173
State Street Navigator Securities Lending Portfolio II	36,242,881	36,242,881	284,256,071	296,821,481	—	—	23,677,471	23,677,471	17,347
Total		$36,428,269	$341,135,124	$353,648,139	$—	$—		$23,915,254	$17,520
See accompanying notes to financial statements.
5

SPDR BLOOMBERG 1-3 MONTH T-BILL ETF (Formerly, SPDR Bloomberg Barclays 1-3 Month T-Bill ETF)
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.8% (a)
U.S. Treasury Bill:
0.03%, 1/18/2022	$ 677,624,000	$ 677,619,765
0.04%, 1/6/2022	1,182,696,000	1,182,695,610
0.05%, 1/4/2022	677,640,000	677,640,562
0.05%, 1/13/2022	1,145,766,000	1,145,761,222
0.05%, 1/20/2022	1,219,683,000	1,219,675,804
0.05%, 1/25/2022	677,624,000	677,616,234
0.05%, 1/27/2022	1,712,560,000	1,712,528,609
0.05%, 2/10/2022	1,293,626,000	1,293,581,616
0.05%, 2/17/2022	1,293,609,000	1,293,560,490
0.05%, 2/24/2022	1,712,439,000	1,712,370,982
0.06%, 1/11/2022	677,656,000	677,655,248
0.06%, 2/3/2022	1,293,673,000	1,293,639,584
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,564,169,462)		13,564,345,726
	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (b) (c) (Cost $22,773,774)	22,773,774	22,773,774
TOTAL INVESTMENTS — 100.0% (Cost $13,586,943,236)		13,587,119,500
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(1,550,806)
NET ASSETS — 100.0%		$13,585,568,694
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2021.
(d)	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.
6

SPDR BLOOMBERG 1-3 MONTH T-BILL ETF (Formerly, SPDR Bloomberg Barclays 1-3 Month T-Bill ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$13,564,345,726	$—	$13,564,345,726
Short-Term Investment	22,773,774	—	—	22,773,774
TOTAL INVESTMENTS	$22,773,774	$13,564,345,726	$—	$ 13,587,119,500
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	29,161,572	$29,161,572	$8,159,110	$14,546,908	$—	$—	22,773,774	$22,773,774	$3,409
See accompanying notes to financial statements.
7

SPDR BLOOMBERG 3-12 MONTH T-BILL ETF (Formerly, SPDR Bloomberg Barclays 3-12 Month T-Bill ETF)
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 100.0% (a)
U.S. Treasury Bill:
0.05%, 3/3/2022	$ 2,061,500	$ 2,061,339
0.05%, 3/31/2022	826,800	826,695
0.05%, 6/16/2022	667,800	667,401
0.06%, 3/17/2022	886,800	886,701
0.06%, 4/14/2022	826,800	826,626
0.06%, 4/21/2022	1,554,600	1,554,256
0.06%, 5/5/2022	943,800	943,548
0.06%, 5/12/2022	943,800	943,496
0.07%, 3/10/2022	943,800	943,726
0.07%, 3/24/2022	1,554,600	1,554,407
0.07%, 5/19/2022	1,671,600	1,670,983
0.08%, 8/11/2022	667,800	666,994
0.09%, 6/2/2022	1,003,700	1,003,256
0.10%, 4/7/2022	826,800	826,642
0.10%, 4/28/2022	943,800	943,570
0.12%, 5/26/2022	1,003,700	1,003,325
0.12%, 7/14/2022	667,800	667,158
0.15%, 9/8/2022	667,800	666,787
0.29%, 10/6/2022	667,800	666,488
0.29%, 11/3/2022	676,000	674,491
TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,999,551)		19,997,889
	Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c) (d) (Cost $2,394)	2,394	2,394
TOTAL INVESTMENTS — 100.0% (Cost $20,001,945)		20,000,283
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (b)		(1,229)
NET ASSETS — 100.0%		$ 19,999,054

See accompanying notes to financial statements.
8

SPDR BLOOMBERG 3-12 MONTH T-BILL ETF (Formerly, SPDR Bloomberg Barclays 3-12 Month T-Bill ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$19,997,889	$—	$19,997,889
Short-Term Investment	2,394	—	—	2,394
TOTAL INVESTMENTS	$2,394	$19,997,889	$—	$20,000,283
Affiliate Table
	Number of Shares Held at 9/23/20	Value at 9/23/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,426	$3,426	$17,041	$18,073	$—	$—	2,394	$2,394	$1
See accompanying notes to financial statements.
9

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2021 (Unaudited)

	SPDR Bloomberg 1-10 Year TIPS ETF	SPDR Bloomberg 1-3 Month T-Bill ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,156,795,851	$13,564,345,726
Investments in affiliated issuers, at value	23,915,254	22,773,774
Total Investments	1,180,711,105	13,587,119,500
Receivable for investments sold	2,130,317	—
Dividends receivable — affiliated issuers	36	498
Interest receivable — unaffiliated issuers	2,725,197	—
Securities lending income receivable — unaffiliated issuers	56	—
Securities lending income receivable — affiliated issuers	2,448	—
TOTAL ASSETS	1,185,569,159	13,587,119,998
LIABILITIES
Payable upon return of securities loaned	23,677,471	—
Payable for fund shares repurchased	2,112,273	—
Advisory fee payable	141,387	1,530,306
Trustees’ fees and expenses payable	46	20,998
TOTAL LIABILITIES	25,931,177	1,551,304
NET ASSETS	$1,159,637,982	$13,585,568,694
NET ASSETS CONSIST OF:
Paid-in Capital	$1,135,706,237	$13,591,831,997
Total distributable earnings (loss)	23,931,745	(6,263,303)
NET ASSETS	$1,159,637,982	$13,585,568,694
NET ASSET VALUE PER SHARE
Net asset value per share	$ 21.12	$ 91.43
Shares outstanding (unlimited amount authorized, $0.01 par value)	54,900,000	148,594,503
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,132,091,606	$13,564,169,462
Investments in affiliated issuers	23,915,254	22,773,774
Total cost of investments	$1,156,006,860	$13,586,943,236
* Includes investments in securities on loan, at value	$ 23,256,052	$ —
See accompanying notes to financial statements.
10

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2021 (Unaudited)

SPDR Bloomberg 3-12 Month T-Bill ETF
ASSETS
Investments in unaffiliated issuers, at value	$19,997,889
Investments in affiliated issuers, at value	2,394
Total Investments	20,000,283
TOTAL ASSETS	20,000,283
LIABILITIES
Advisory fee payable	1,216
Trustees’ fees and expenses payable	13
TOTAL LIABILITIES	1,229
NET ASSETS	$19,999,054
NET ASSETS CONSIST OF:
Paid-in Capital	$20,004,757
Total distributable earnings (loss)	(5,703)
NET ASSETS	$19,999,054
NET ASSET VALUE PER SHARE
Net asset value per share	$ 100.00
Shares outstanding (unlimited amount authorized, $0.01 par value)	200,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$19,999,551
Investments in affiliated issuers	2,394
Total cost of investments	$20,001,945
See accompanying notes to financial statements.
11

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2021 (Unaudited)

	SPDR Bloomberg 1-10 Year TIPS ETF	SPDR Bloomberg 1-3 Month T-Bill ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$24,032,934	$ 2,626,260
Dividend income — affiliated issuers	173	3,409
Unaffiliated securities lending income	217	—
Affiliated securities lending income	17,347	—
TOTAL INVESTMENT INCOME (LOSS)	24,050,671	2,629,669
EXPENSES
Advisory fee	715,376	8,583,141
Trustees’ fees and expenses	3,778	73,825
Miscellaneous expenses	11	153
TOTAL EXPENSES	719,165	8,657,119
NET INVESTMENT INCOME (LOSS)	$23,331,506	$(6,027,450)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(156,692)	(412,117)
In-kind redemptions — unaffiliated issuers	10,345,855	5,876
Net realized gain (loss)	10,189,163	(406,241)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(5,267,069)	505,664
NET REALIZED AND UNREALIZED GAIN (LOSS)	4,922,094	99,423
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$28,253,600	$(5,928,027)
See accompanying notes to financial statements.
12

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2021 (Unaudited)

SPDR Bloomberg 3-12 Month T-Bill ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 2,836
Dividend income — affiliated issuers	1
TOTAL INVESTMENT INCOME (LOSS)	2,837
EXPENSES
Advisory fee	6,856
Trustees’ fees and expenses	60
TOTAL EXPENSES	6,916
NET INVESTMENT INCOME (LOSS)	$(4,079)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	38
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(1,495)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,457)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(5,536)
See accompanying notes to financial statements.
13

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg 1-10 Year TIPS ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 23,331,506	$ 19,658,282
Net realized gain (loss)	10,189,163	4,944,368
Net change in unrealized appreciation/depreciation	(5,267,069)	9,340,002
Net increase (decrease) in net assets resulting from operations	28,253,600	33,942,652
Net equalization credits and charges	(2,640,541)	(3,502,993)
Distributions to shareholders	(28,891,896)	(13,398,677)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	502,458,043	416,910,972
Cost of shares redeemed	(121,637,359)	(47,787,397)
Net income equalization	2,640,541	3,502,993
Other Capital	1,993	1,909
Net increase (decrease) in net assets from beneficial interest transactions	383,463,218	372,628,477
Net increase (decrease) in net assets during the period	380,184,381	389,669,459
Net assets at beginning of period	779,453,601	389,784,142
NET ASSETS AT END OF PERIOD	$1,159,637,982	$779,453,601
SHARES OF BENEFICIAL INTEREST:
Shares sold	23,700,000	20,000,000
Shares redeemed	(5,700,000)	(2,300,000)
Net increase (decrease) from share transactions	18,000,000	17,700,000
See accompanying notes to financial statements.
14

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg 1-3 Month T-Bill ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (6,027,450)	$ (8,887,655)
Net realized gain (loss)	(406,241)	1,108,499
Net change in unrealized appreciation/depreciation	505,664	(260,484)
Net increase (decrease) in net assets resulting from operations	(5,928,027)	(8,039,640)
Distributions to shareholders	—	(468,776)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	2,441,654,822	3,550,701,504
Cost of shares redeemed	(800,220,025)	(7,701,279,785)
Other Capital	—	24,767
Net increase (decrease) in net assets from beneficial interest transactions	1,641,434,797	(4,150,553,514)
Net increase (decrease) in net assets during the period	1,635,506,770	(4,159,061,930)
Net assets at beginning of period	11,950,061,924	16,109,123,854
NET ASSETS AT END OF PERIOD	$13,585,568,694	$ 11,950,061,924
SHARES OF BENEFICIAL INTEREST:
Shares sold	26,700,000	38,800,000
Shares redeemed	(8,750,000)	(84,150,000)
Net increase (decrease) from share transactions	17,950,000	(45,350,000)
See accompanying notes to financial statements.
15

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Barclays 3-12 Month T-Bill ETF
	Six Months Ended 12/31/21 (Unaudited)	For the Period 9/23/2020*- 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (4,079)	$ (4,606)
Net realized gain (loss)	38	2,710
Net change in unrealized appreciation/depreciation	(1,495)	(167)
Net increase (decrease) in net assets resulting from operations	(5,536)	(2,063)
Net equalization credits and charges	(8,224)	405
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	9,999,625	15,010,697
Cost of shares redeemed	—	(5,003,669)
Net income equalization	8,224	(405)
Net increase (decrease) in net assets from beneficial interest transactions	10,007,849	10,006,623
Net increase (decrease) in net assets during the period	9,994,089	10,004,965
Net assets at beginning of period	10,004,965	—
NET ASSETS AT END OF PERIOD	$19,999,054	$10,004,965
SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000	150,000
Shares redeemed	—	(50,000)
Net increase (decrease) from share transactions	100,000	100,000
*Commencement of operations.
See accompanying notes to financial statements.
16

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg 1-10 Year TIPS ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 21.12	$ 20.30	$ 19.59	$ 19.27	$ 19.46	$ 19.89
Income (loss) from investment operations:
Net investment income (loss) (a)	0.52	0.72	0.12	0.44	0.53	0.38
Net realized and unrealized gain (loss) (b)	0.21	0.70	0.99	0.43	(0.21)	(0.47)
Total from investment operations	0.73	1.42	1.11	0.87	0.32	(0.09)
Net equalization credits and charges (a)	(0.06)	(0.13)	(0.01)	(0.01)	(0.07)	0.01
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	(0.67)	(0.47)	(0.27)	(0.54)	(0.44)	(0.35)
Return of Capital	—	—	(0.12)	—	—	—
Total distributions	(0.67)	(0.47)	(0.39)	(0.54)	(0.44)	(0.35)
Net asset value, end of period	$ 21.12	$ 21.12	$ 20.30	$ 19.59	$ 19.27	$ 19.46
Total return (d)	3.19%	6.42%	5.74%	4.57%	1.31%	(0.41)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,159,638	$779,454	$389,784	$340,829	$258,195	$114,802
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	4.89%(e)	3.45%	0.61%	2.32%	2.73%	1.94%
Portfolio turnover rate (f)	6%(g)	15%	17%	20%	21%	22%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
17

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg 1-3 Month T-Bill ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 91.47	$ 91.53	$ 91.60	$ 91.57	$ 91.48	$ 91.42
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.04)	(0.06)	0.88	1.97	1.15	0.28
Net realized and unrealized gain (loss) (c)	0.00(d)	0.00(d)	0.32	(0.05)	(0.10)	(0.00)(d)
Total from investment operations	(0.04)	(0.06)	1.20	1.92	1.05	0.28
Net equalization credits and charges (b)	—	—	—	—	—	(0.00)(d)
Contribution from Adviser	—	—	—	—	0.00(d)	—
Other capital (b)	—	0.00(d)	—	—	—	—
Distributions to shareholders from:
Net investment income	—	(0.00)(d)	(1.27)	(1.89)	(0.96)	(0.22)
Net asset value, end of period	$ 91.43	$ 91.47	$ 91.53	$ 91.60	$ 91.57	$ 91.48
Total return (e)	(0.05)%	(0.06)%	1.32%	2.13%	1.16%	0.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,585,569	$11,950,062	$16,109,124	$9,306,387	$3,364,553	$1,651,104
Ratios to average net assets:
Total expenses	0.14%(f)	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)	(0.09)%(f)	(0.07)%	0.96%	2.15%	1.26%	0.30%
(a)	On November 29, 2017, the SPDR Bloomberg Barclays 1-3 Month T-Bill ETF underwent a 1-for-2 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
See accompanying notes to financial statements.
18

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg 3-12 Month T-Bill ETF
	Six Months Ended 12/31/21 (Unaudited)	For the Period 9/23/20*- 6/30/21
Net asset value, beginning of period	$100.05	$100.07
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.04)	(0.04)
Net realized and unrealized gain (loss) (b)	0.07	0.02
Total from investment operations	0.03	(0.02)
Net equalization credits and charges (a)	(0.08)	0.00(c)
Net asset value, end of period	$100.00	$100.05
Total return (d)	(0.05)%	(0.02)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$19,999	$10,005
Ratios to average net assets:
Total expenses	0.14%(e)	0.14%(e)
Net investment income (loss)	(0.08)%(e)	(0.05)%(e)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
See accompanying notes to financial statements.
19

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2021 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg 1-10 Year TIPS ETF (Formerly, SPDR Bloomberg Barclays 1-10 Year TIPS ETF)
SPDR Bloomberg 1-3 Month T-Bill ETF (Formerly, SPDR Bloomberg Barclays 1-3 Month T-Bill ETF)
SPDR Bloomberg 3-12 Month T-Bill ETF (Formerly, SPDR Bloomberg Barclays 3-12 Month T-Bill ETF)
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good
20

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks Various inputs are used in determining the value of the Funds investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
21

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2021, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Inflation-indexed public obligations are income-generating instruments whose interest and principal are periodically adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond and is accounted for as interest income in the Statements of Operations. Deflation may cause dividends to be suspended. The SPDR Bloomberg 1-10 Year TIPS ETF may invest exclusively in inflation-indexed instruments.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into
22

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Equalization
Certain Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized Equalization during the period ended December 31, 2021:
SPDR Bloomberg 1-10 Year TIPS ETF
SPDR Bloomberg 3-12 Month T-Bill ETF
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg 1-10 Year TIPS ETF	0.15%
SPDR Bloomberg 1-3 Month T-Bill ETF	0.135
SPDR Bloomberg 3-12 Month T-Bill ETF	0.135
23

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

From time to time, the Adviser may also waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2022. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2022 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street, an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Beginning on January 1, 2022 net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street. Prior to January 1, 2022, net proceeds were 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
24

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2021 are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2021, were as follows:
	U.S. Government Obligations
	Purchases	Sales
SPDR Bloomberg 1-10 Year TIPS ETF	$52,450,425	$73,626,192
For the period ended December 31, 2021, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg 1-10 Year TIPS ETF	$ 503,405,357	$120,673,623	$10,345,855
SPDR Bloomberg 1-3 Month T-Bill ETF	2,445,398,971	801,269,574	5,876
SPDR Bloomberg 3-12 Month T-Bill ETF	10,007,417	—	—
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a
25

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. SPDR Bloomberg 3-12 Month T-Bill ETF intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2021, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg 1-10 Year TIPS ETF	$ 1,156,053,680	$24,718,988	$61,563	$24,657,425
SPDR Bloomberg 1-3 Month T-Bill ETF	13,586,943,236	176,264	—	176,264
SPDR Bloomberg 3-12 Month T-Bill ETF	20,001,945	33	1,695	(1,662)
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a
26

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2021, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
SPDR Bloomberg 1-10 Year TIPS ETF	$ 23,256,052	$ 23,677,471	$ —	$ 23,677,471
27

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2021:
		Remaining Contractual Maturity of the Agreements as of December 31, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg 1-10 Year TIPS ETF	U.S. Treasury Obligations	$23,677,471	$—	$—	$—	$23,677,471	$23,677,471
9.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in
28

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
10.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
29

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
31

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

	SPDR Bloomberg 1-10 Year TIPS ETF	SPDR Bloomberg 1-3 Month T-Bill ETF	SPDR Bloomberg 3-12 Month T-Bill ETF
Annualized Expense Ratio	0.15%	0.14%	0.14%
Actual:
Ending Account Value	$1,031.90	$ 999.50	$ 999.50
Expenses Paid During Period(a)	0.77	0.71	0.71
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.40	1,024.50	1,024.50
Expenses Paid During Period(a)	0.77	0.71	0.71
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
32

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program's principal objectives include assessing, managing and periodically reviewing each Fund's liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds' Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period September 2020 through June 2021, including:
•	the Program supported each Fund's ability to honor redemption requests timely;
•	the Program supported SSGA FM's management of each Fund's liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund's liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
33

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
34

SPDR Series Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, has been licensed for use in connection with the listing and trading of the SPDR Bloomberg ETFs.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2022 State Street Corporation - All Rights Reserved
SPDRINTLSAR

Semi-Annual Report
December 31, 2021
SPDR® Series Trust - Fixed Income Funds
SPDR Nuveen Bloomberg Municipal Bond ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR Nuveen Bloomberg Municipal Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
California, State General Obligation 5.00% 4/1/2024	0.4%
California, State General Obligation 3.00% 10/1/2037	0.4
New York, State Urban Development Corp., Revenue 5.00% 3/15/2035	0.3
Temple, TX, County College District, General Obligation 3.00% 7/1/2046	0.3
Maryland, State General Obligation 5.00% 8/1/2031	0.3
TOTAL	1.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2021

% of Net Assets
Municipal Bonds & Notes	99.1%
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.8
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Top Ten States as of December 31, 2021

% of Total Investments
California	20.1%
New York	18.8
Texas	10.8
Washington	4.2
Massachusetts	4.0
Maryland	3.9
Florida	3.3
Connecticut	2.5
Colorado	2.5
Virginia	2.4
TOTAL	72.5%
(The Fund’s top ten states are expressed as a percentage total investments and may change over time.)
See accompanying notes to financial statements.
1

SPDR Nuveen Bloomberg Short Term Municipal Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
Orange County Transportation Authority 5.00% 10/15/2024	1.7%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.00% 6/15/2026	1.1
California, State General Obligation 5.00% 10/1/2026	1.0
California, State General Obligation 4.00% 10/1/2024	0.8
New York State Dormitory Authority, Revenue 5.00% 3/15/2027	0.8
TOTAL	5.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2021

% of Net Assets
Municipal Bonds & Notes	98.6%
Short-Term Investment	0.4
Other Assets in Excess of Liabilities	1.0
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Top Ten States as of December 31, 2021

% of Total Investments
California	20.7%
New York	16.3
Texas	9.3
Maryland	5.7
Massachusetts	4.8
Washington	3.8
Connecticut	3.7
Ohio	3.1
Virginia	3.0
Georgia	2.7
TOTAL	73.1%
(The Fund’s top ten states are expressed as a percentage total investments and may change over time.)
See accompanying notes to financial statements.
2

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.1%
ALABAMA — 0.7%
Alabama, Federal Aid Highway Finance Authority Revenue:
Series A, 5.00%, 9/1/2024	$ 100,000	$ 112,263
Series A, 5.00%, 9/1/2025	1,025,000	1,193,203
Series A, 5.00%, 9/1/2029	525,000	649,955
Series A, 5.00%, 9/1/2030	190,000	235,222
Series A, 5.00%, 9/1/2033	1,025,000	1,232,436
Series A, 5.00%, 9/1/2036	2,310,000	2,823,455
Series B, 5.00%, 9/1/2025	465,000	541,306
Series B, 5.00%, 9/1/2026	500,000	601,444
Alabama, Public School and College Authority Revenue:
Series A, 4.00%, 11/1/2040	1,465,000	1,757,706
Series A, 5.00%, 11/1/2022	730,000	759,496
Alabama, State General Obligation Series C, 5.00%, 8/1/2027	110,000	131,417
Auburn, AL, University Revenue:
Series A, 4.00%, 6/1/2032	300,000	338,935
Series A, 5.00%, 6/1/2027	195,000	230,965
Series A, 5.00%, 6/1/2028	260,000	307,854
Series A, 5.00%, 6/1/2037	2,310,000	2,873,163
Series A, 5.00%, 6/1/2038	1,455,000	1,807,334
Series A, 5.00%, 6/1/2043	2,000,000	2,473,952
Birmingham, AL, Waterworks Board Revenue:
Series A, 4.00%, 1/1/2037	235,000	267,946
Series A, 4.00%, 1/1/2038	145,000	165,454
Series A, 5.00%, 1/1/2032	100,000	121,519
Series A, 5.00%, 1/1/2042	255,000	289,857
Series B, 3.00%, 1/1/2043	165,000	183,706
Series B, 4.00%, 1/1/2036	250,000	290,857
Series B, 5.00%, 1/1/2030	750,000	909,332
City of Homewood, AL, General Obligation 5.00%, 9/1/2041	315,000	378,106
Jefferson, AL, General Obligation Series A, 5.00%, 4/1/2023	1,290,000	1,365,044
Jefferson, AL, Revenue:
4.00%, 9/15/2036	2,500,000	2,863,065
5.00%, 9/15/2023	1,635,000	1,764,740
Tuscaloosa, AL, Board of Education Revenue 5.00%, 8/1/2041	755,000	906,810
University of Alabama, AL, General Revenue:
Series A, 4.00%, 7/1/2035	500,000	590,274
See accompanying notes to financial statements.
3

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series B, 3.00%, 7/1/2034	$ 1,050,000	$ 1,131,252
		29,298,068
ALASKA — 0.0% (a)
Alaska, State General Obligation:
Series A, 5.00%, 8/1/2031	90,000	103,635
Series B, 5.00%, 8/1/2026	245,000	283,625
Anchorage, AK, Water Revenue:
Series B, 5.00%, 5/1/2036	250,000	299,347
Series B, 5.00%, 5/1/2037	500,000	597,564
Matanuska Susitna Boro, AK, Leas Revenue 5.25%, 9/1/2027	215,000	248,074
		1,532,245
ARIZONA — 1.3%
Arizona Board of Regents Authority Revenue:
Series A, 4.00%, 7/1/2042	1,290,000	1,531,651
Series A, 5.00%, 7/1/2036	625,000	809,427
Series A, 5.00%, 7/1/2041	750,000	962,244
Series A, 5.00%, 7/1/2043	710,000	907,245
Series C, 5.00%, 7/1/2028	1,000,000	1,258,957
Series C, 5.00%, 7/1/2029	1,750,000	2,255,059
Series C, 5.00%, 7/1/2030	1,500,000	1,969,599
Arizona State Transportation Board Revenue 5.00%, 7/1/2025	200,000	231,020
Arizona, Board of Regents, University System Revenue:
5.00%, 6/1/2028	205,000	243,516
5.00%, 6/1/2029	420,000	498,387
5.00%, 6/1/2032	385,000	455,925
5.00%, 6/1/2033	270,000	319,423
5.00%, 6/1/2038	230,000	270,897
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
5.00%, 1/1/2022	200,000	200,000
5.00%, 1/1/2024	170,000	185,732
Series A, 5.00%, 1/1/2029	575,000	693,647
Series A, 5.00%, 12/1/2034	300,000	343,005
Arizona, State 5.00%, 9/1/2022	100,000	103,151
Arizona, State Transportation Board, Highway Revenue:
5.00%, 7/1/2027	310,000	369,435
5.00%, 7/1/2028	395,000	469,573
See accompanying notes to financial statements.
4

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/2031	$ 350,000	$ 388,615
Arizona, State Transportation Board, Sales Tax Revenue:
5.00%, 7/1/2023	415,000	444,119
5.00%, 7/1/2024	125,000	139,253
Arizona, State University Revenue:
Series A, 5.00%, 7/1/2040	3,000,000	3,793,146
Series B, 5.00%, 7/1/2042	2,990,000	3,622,389
Series C, 5.00%, 7/1/2042	390,000	460,443
Series D, 5.00%, 7/1/2041	200,000	228,701
Arizona, Transportation Board Revenue 5.00%, 7/1/2026	150,000	179,053
Arizona, Water Infrastructure Finance Authority Revenue Series A, 5.00%, 10/1/2029	150,000	168,936
City of Mesa AZ Utility System Revenue:
3.00%, 7/1/2044	1,665,000	1,803,863
5.00%, 7/1/2045	750,000	977,363
Maricopa County, AZ, Special Health Care District, General Obligation:
4.00%, 7/1/2038	430,000	495,718
Series D, 4.00%, 7/1/2035	1,665,000	2,017,519
Maricopa, AZ, Community College District, General Obligation 5.00%, 7/1/2023	230,000	246,281
Maricopa, AZ, High School District No. 210-Phoenix, General Obligation:
5.00%, 7/1/2030	510,000	621,056
5.00%, 7/1/2036	900,000	1,088,376
Phoenix, AZ, Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2024	160,000	178,286
5.00%, 7/1/2026	100,000	119,319
5.00%, 7/1/2029	455,000	540,235
Series A, 5.00%, 7/1/2026	235,000	271,537
Series A, 5.00%, 7/1/2037	390,000	483,790
Series B, 5.00%, 7/1/2024	3,000,000	3,345,255
Series B, 5.00%, 7/1/2026	6,715,000	8,003,108
Series B, 5.00%, 7/1/2037	500,000	608,542
Phoenix, AZ, General Obligation:
4.00%, 7/1/2026	460,000	528,970
5.00%, 7/1/2025	205,000	236,873
5.00%, 7/1/2026	300,000	358,252
Regional, AZ, Public Transportation Authority Revenue 5.25%, 7/1/2025	100,000	111,942
See accompanying notes to financial statements.
5

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Salt River Project Electric System Revenue Series A, 5.00%, 1/1/2027	$ 1,500,000	$ 1,820,309
Scottsdale, AZ, General Obligation 4.00%, 7/1/2024	200,000	218,165
State of Arizona Lottery Revenue 5.00%, 7/1/2025	4,050,000	4,681,517
Town of Queen Creek AZ Excise Tax Revenue 4.00%, 8/1/2045	1,725,000	2,045,966
University of Arizona, Reveune Series B, 5.00%, 6/1/2042	490,000	576,892
		54,881,682
ARKANSAS — 0.1%
Arkansas, State General Obligation 5.00%, 6/15/2022	700,000	715,353
Fayetteville,AZ,Capital Improvement Corp., Sales & Tax Revenue Series A, 5.00%, 11/1/2026	570,000	681,962
Rogers, AR, Sales Tax Revenue Series B, 3.88%, 11/1/2039	350,000	394,550
Springdale, AR, Sales & Use Tax Revenue 5.00%, 4/1/2037	220,000	241,284
University of Arkansas, Revenue Series A, 5.00%, 9/15/2035	470,000	558,389
		2,591,538
CALIFORNIA — 19.9%
Alameda, CA, Unified School District, General Obligation:
Series A, 5.00%, 8/1/2039	500,000	571,554
Series D, 2.00%, 8/1/2043	1,400,000	1,337,424
Anaheim, Redevelopment Successor Agency, Tax Allocation Series A, 5.00%, 2/1/2029	2,015,000	2,486,666
Arcadia, CA, Unified School District, General Obligation:
3.25%, 8/1/2036	365,000	397,941
3.25%, 8/1/2037	240,000	261,329
Bakersfield, CA, Wastewater Revenue Series A, 5.00%, 9/15/2025	150,000	175,269
Bay Area, CL, Toll Authority Revenue:
VRN, 2.00%, 4/1/2056 (b)	500,000	527,749
4.00%, 4/1/2038	540,000	623,752
Beverly Hills, CA, Unified School District, General Obligation:
Zero Coupon, 8/1/2039	870,000	475,911
Series A, 3.00%, 8/1/2040	785,000	840,058
See accompanying notes to financial statements.
6

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
California Educational Facilities Authority Revenue 5.00%, 10/1/2041	$ 525,000	$ 623,216
California State Public Works Board Revenue:
3.00%, 5/1/2032	655,000	723,569
4.00%, 10/1/2027	920,000	1,060,749
5.00%, 9/1/2029	530,000	651,186
Series B, 4.00%, 5/1/2040	1,750,000	2,101,250
Series B, 4.00%, 5/1/2046	800,000	948,269
Series B, 5.00%, 10/1/2027	1,790,000	2,211,868
Series B, 5.00%, 5/1/2028	1,245,000	1,559,955
Series B, 5.00%, 10/1/2028	1,300,000	1,601,455
Series C, 5.00%, 11/1/2031	6,855,000	8,850,597
Series C, 5.00%, 11/1/2032	975,000	1,257,194
Series C, 5.00%, 11/1/2034	2,580,000	3,324,541
Series C, 5.00%, 11/1/2044	800,000	1,015,421
California State University Revenue 5.00%, 11/1/2025	520,000	609,881
California, Bay Area Toll Authority Revenue:
2.00%, 4/1/2053 (b)	350,000	359,069
2.13%, 4/1/2053 (b)	575,000	598,684
5.00%, 4/1/2024	250,000	275,842
Series A, 2.63%, 4/1/2045 (b)	9,510,000	10,134,249
California, Bay Area Toll Authority, Toll Bridge Revenue:
4.00%, 4/1/2042	125,000	143,971
Series A, 2.95%, 4/1/2047 (b)	1,225,000	1,318,634
California, Infrastructure & Economic Development Bank Revenue:
5.00%, 10/1/2025	295,000	344,755
5.00%, 10/1/2026	150,000	181,368
5.00%, 10/1/2028	490,000	578,953
5.00%, 10/1/2029	115,000	144,024
5.00%, 11/1/2030	7,100,000	9,466,267
5.00%, 10/1/2031	410,000	498,261
5.00%, 10/1/2032	2,470,000	2,917,480
5.00%, 10/1/2033	3,810,000	4,482,403
5.00%, 10/1/2034	2,400,000	2,820,264
5.00%, 10/1/2035	2,225,000	2,612,584
California, Municipal Finance Authority Revenue:
4.00%, 1/1/2043	4,750,000	5,660,501
Series A, 5.00%, 6/1/2042	1,525,000	1,854,418
See accompanying notes to financial statements.
7

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
California, State Department of Water Resources Center Valley Project Revenue:
Series AW, 5.00%, 12/1/2028	$ 330,000	$ 399,650
Series AW, 5.00%, 12/1/2029	785,000	948,991
Series AW, 5.00%, 12/1/2032	255,000	309,785
Series AX, 5.00%, 12/1/2029	300,000	373,661
Series AX, 5.00%, 12/1/2032	100,000	124,096
Series BA, 5.00%, 12/1/2022	740,000	772,533
California, State General Obligation:
3.00%, 3/1/2028	525,000	594,872
3.00%, 10/1/2034	7,545,000	8,361,735
3.00%, 10/1/2035	1,740,000	1,920,378
3.00%, 11/1/2035	850,000	945,810
3.00%, 10/1/2036	1,830,000	2,012,204
3.00%, 10/1/2037	13,510,000	14,783,474
3.00%, 11/1/2041	1,300,000	1,422,687
3.50%, 8/1/2027	875,000	1,008,142
4.00%, 4/1/2023	1,125,000	1,177,955
4.00%, 11/1/2023	160,000	170,815
4.00%, 10/1/2024	250,000	274,675
4.00%, 9/1/2025	250,000	281,774
4.00%, 3/1/2029	550,000	667,260
4.00%, 8/1/2033	205,000	234,188
4.00%, 10/1/2034	500,000	603,905
4.00%, 3/1/2036	2,300,000	2,770,134
4.00%, 10/1/2036	1,100,000	1,324,706
4.00%, 11/1/2036	30,000	35,014
4.00%, 10/1/2037	2,100,000	2,520,479
4.00%, 11/1/2037	500,000	607,773
4.00%, 11/1/2039	7,500,000	9,061,618
4.00%, 10/1/2044	1,765,000	2,083,459
5.00%, 8/1/2022	100,000	102,810
5.00%, 9/1/2022	250,000	258,031
5.00%, 11/1/2022	1,110,000	1,154,567
5.00%, 8/1/2023	600,000	644,739
5.00%, 9/1/2023	175,000	188,707
5.00%, 11/1/2023	1,395,000	1,514,667
5.00%, 4/1/2024	14,265,000	15,749,721
5.00%, 8/1/2024	325,000	363,584
5.00%, 9/1/2024	435,000	488,219
5.00%, 10/1/2024	600,000	675,570
5.00%, 4/1/2025	765,000	877,001
See accompanying notes to financial statements.
8

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/1/2025	$ 455,000	$ 527,786
5.00%, 9/1/2025	235,000	273,377
5.00%, 10/1/2025	5,000,000	5,833,157
5.00%, 3/1/2026	110,000	126,101
5.00%, 8/1/2026	3,740,000	4,470,691
5.00%, 10/1/2026	3,920,000	4,652,930
5.00%, 4/1/2027	4,300,000	5,257,846
5.00%, 8/1/2027	6,740,000	8,230,889
5.00%, 9/1/2027	555,000	666,752
5.00%, 10/1/2027	670,000	792,556
5.00%, 11/1/2027	180,000	223,595
5.00%, 8/1/2028	1,970,000	2,363,899
5.00%, 9/1/2028	1,405,000	1,685,755
5.00%, 10/1/2028	3,000,000	3,815,860
5.00%, 11/1/2028	1,210,000	1,542,231
5.00%, 4/1/2029	5,525,000	7,098,304
5.00%, 8/1/2029	765,000	903,876
5.00%, 9/1/2029	760,000	908,005
5.00%, 10/1/2029	6,335,000	7,966,081
5.00%, 3/1/2030	2,840,000	3,727,734
5.00%, 8/1/2030	500,000	594,398
5.00%, 9/1/2030	1,455,000	1,733,931
5.00%, 10/1/2030	650,000	842,542
5.00%, 11/1/2030	500,000	617,241
5.00%, 4/1/2031	1,845,000	2,357,706
5.00%, 9/1/2031	2,265,000	2,699,213
5.00%, 3/1/2032	280,000	317,666
5.00%, 4/1/2032	4,600,000	6,179,489
5.00%, 8/1/2032	300,000	356,342
5.00%, 3/1/2033	2,000,000	2,608,205
5.00%, 4/1/2033	3,500,000	4,462,903
5.00%, 8/1/2033	860,000	1,021,087
5.00%, 9/1/2034	290,000	345,155
5.00%, 10/1/2034	155,000	173,707
5.00%, 11/1/2034	655,000	824,216
5.00%, 3/1/2035	1,620,000	2,102,492
5.00%, 8/1/2035	2,165,000	2,609,117
5.00%, 9/1/2035	740,000	879,994
5.00%, 10/1/2035	435,000	510,179
5.00%, 4/1/2036	1,550,000	1,968,921
5.00%, 8/1/2036	2,995,000	3,621,509
See accompanying notes to financial statements.
9

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 11/1/2036	$ 1,150,000	$ 1,445,315
5.00%, 10/1/2037	90,000	100,653
5.00%, 11/1/2037	1,530,000	1,878,991
5.00%, 10/1/2039	4,945,000	6,201,095
5.00%, 11/1/2039	1,905,000	2,390,062
Series B, 5.00%, 8/1/2024	150,000	167,808
Series C, 5.00%, 9/1/2034	155,000	179,029
Campbell Union High School District, General Obligation Series B, 5.00%, 8/1/2036	150,000	180,342
Centinela Valley, CA, Union High School District, General Obligation Series B, 4.00%, 8/1/2050 (c)	100,000	110,465
Cerritos, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2043	250,000	287,303
Chabot-Las Positas, CA, Community College District, General Obligation:
4.00%, 8/1/2033	1,015,000	1,163,455
Series A, 4.00%, 8/1/2042	500,000	578,228
Chino Valley Unified School District, General Obligation Series B, 4.00%, 8/1/2045	2,500,000	2,943,311
City & County of San Francisco CA:
COPs, 4.00%, 4/1/2035	2,150,000	2,480,452
COPs, 4.00%, 4/1/2046	500,000	570,667
City & County of San Francisco CA, General Obligation 4.00%, 6/15/2042	5,425,000	6,398,627
City of Concord CA COPs, 2.13%, 4/1/2041	1,500,000	1,451,032
City of Los Angeles Department of Airports Revenue:
5.00%, 5/15/2037	775,000	999,027
Series B, 5.00%, 5/15/2032	750,000	1,001,458
City of San Jose, CA, General Obligation Series A-1, 5.00%, 9/1/2041	620,000	779,370
Coast Community College District, General Obligation Series F, Zero Coupon, 8/1/2040	875,000	537,407
Coast, TX, Community College District, General Obligation Series F, 3.00%, 8/1/2038	500,000	547,739
Contra Costa, CA, Transportation Authority Sales Tax Revenue:
Series A, 4.00%, 3/1/2033	4,100,000	5,123,653
Series B, 5.00%, 3/1/2028	3,000,000	3,661,366
Contra Costa, Community College District, General Obligation:
Series C, 2.00%, 8/1/2039	1,000,000	991,935
Series C, 3.00%, 8/1/2035	1,700,000	1,923,519
See accompanying notes to financial statements.
10

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series C, 3.00%, 8/1/2036	$ 1,800,000	$ 2,032,582
Series C, 3.00%, 8/1/2037	2,015,000	2,270,232
Coronado, Community Development Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2033	5,010,000	5,715,590
Corona-Norco, CA, Unified School District, General Obligation Series B, 4.00%, 8/1/2043	150,000	173,874
Desert, CA, Community College District, General Obligation 5.00%, 8/1/2035	360,000	425,025
East Bay, CA, Municipal Utility District, Water System Revenue:
Series A, 5.00%, 6/1/2035	535,000	654,978
Series A, 5.00%, 6/1/2044	735,000	932,982
Series B, 5.00%, 6/1/2034	690,000	845,149
East Side, CA, Union High School District, General Obligation Series E, 5.00%, 8/1/2028	125,000	148,910
Eastern, CA, Municipal Water District Financing Authority Revenue:
Series A, 4.00%, 7/1/2038	800,000	971,063
Series B, 5.00%, 7/1/2032	230,000	272,080
Eastern, CA, Municipal Water District Revenue Series A, 5.00%, 7/1/2045	315,000	369,741
El Dorado, CA, Irrigation District, Water Agency Series A, 4.00%, 3/1/2045	8,010,000	9,319,823
El Dorado, CA, Irrigation District, Water Agency Revenue:
Series C, 5.00%, 3/1/2032	390,000	462,591
Series C, 5.00%, 3/1/2035	570,000	676,094
Folsom Cordova, CA, Unified School District School Facilities Improvement District No. 5, General Obligation Series C, 4.00%, 10/1/2043	715,000	831,538
Fontana, CA, Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 10/1/2028	100,000	123,132
Series A, 5.00%, 10/1/2031	340,000	414,376
Series A, 5.00%, 10/1/2032	250,000	304,520
Foothill-De Anza Community College District, General Obligation:
5.00%, 8/1/2027	230,000	266,615
5.00%, 8/1/2028	140,000	161,909
Imperial, CA, Irrigation District Electric System Revenue Series C, 5.00%, 11/1/2036	100,000	116,970
Livermore Valley, CA, Joint Unified School District, General Obligation 3.00%, 8/1/2046	230,000	241,251
See accompanying notes to financial statements.
11

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Local Public Schools Funding Authority School Improvement District No 2016-1 Series A, 3.00%, 8/1/2046	$ 500,000	$ 526,902
Lodi Unified School District/CA,General Obligation Series 2020, 3.00%, 8/1/2043	1,240,000	1,321,099
Long Beach, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2041	4,640,000	5,297,483
Long Beach, CA, Unified School District, General Obligation Series B, 5.00%, 8/1/2022	590,000	606,472
Los Angeles County Metropolitan Transportation Authority Revenue:
4.00%, 6/1/2039	7,500,000	9,202,240
5.00%, 6/1/2034	970,000	1,181,779
Series A, 5.00%, 7/1/2039	5,625,000	7,504,510
Series A, 5.00%, 7/1/2040	5,500,000	7,313,455
Series A, 5.00%, 7/1/2041	1,100,000	1,335,172
Los Angeles County Public Works Financing Authority Revenue 4.00%, 12/1/2043	2,000,000	2,385,501
Los Angeles County, CA, Department of Water & Power Revenue:
5.00%, 7/1/2039	700,000	930,211
Series B, 5.00%, 7/1/2046	1,495,000	1,930,856
Los Angeles County, CA, Metropolitan Transportation Authority Revenue 5.00%, 6/1/2024	3,500,000	3,896,280
Los Angeles, CA, Community College District, General Obligation:
4.00%, 8/1/2038	500,000	572,490
5.00%, 8/1/2036	430,000	512,464
Series A, 5.00%, 8/1/2026	215,000	240,525
Series J, 4.00%, 8/1/2036	400,000	466,188
Series J, 4.00%, 8/1/2039	480,000	558,036
Los Angeles, CA, Department of Airports Revenue:
5.00%, 5/15/2039	815,000	1,044,982
5.00%, 5/15/2040	2,550,000	3,264,749
Series B, 4.00%, 5/15/2039	675,000	809,233
Series B, 4.00%, 5/15/2040	700,000	837,869
Series B, 5.00%, 5/15/2037	850,000	1,119,806
Series C, 5.00%, 5/15/2028	525,000	659,934
Series C, 5.00%, 5/15/2038	465,000	529,541
Series E-NON AMT-LOS ANGELES, 5.00%, 5/15/2031	1,000,000	1,270,319
Series E-NON AMT-LOS ANGELES, 5.00%, 5/15/2032	3,250,000	4,119,361
Series E-NON AMT-LOS ANGELES, 5.00%, 5/15/2044	1,800,000	2,245,269
See accompanying notes to financial statements.
12

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 5.00%, 7/1/2024	$ 250,000	$ 279,169
Series A, 5.00%, 7/1/2027	510,000	629,789
Series A, 5.00%, 7/1/2028	250,000	302,563
Series A, 5.00%, 7/1/2030	520,000	588,585
Series A, 5.00%, 7/1/2031	390,000	472,212
Series A, 5.00%, 7/1/2032	715,000	873,112
Series A, 5.00%, 7/1/2036	3,675,000	4,471,121
Series A, 5.00%, 7/1/2037	910,000	1,148,523
Series A, 5.00%, 7/1/2038	570,000	665,926
Series A, 5.00%, 7/1/2040	2,215,000	2,582,053
Series A, 5.00%, 7/1/2041	900,000	1,050,301
Series B, 5.00%, 1/1/2024	835,000	910,390
Series B, 5.00%, 7/1/2025	100,000	115,736
Series B, 5.00%, 7/1/2028	320,000	375,787
Series B, 5.00%, 7/1/2029	100,000	117,390
Series B, 5.00%, 7/1/2031	4,000,000	5,086,692
Series B, 5.00%, 7/1/2032	2,640,000	3,354,149
Series B, 5.00%, 7/1/2033	1,500,000	1,902,965
Series B, 5.00%, 7/1/2034	555,000	648,640
Series B, 5.00%, 7/1/2036	100,000	116,915
Series B, 5.00%, 7/1/2037	100,000	120,263
Series B, 5.00%, 7/1/2040	4,305,000	5,582,968
Series B, 5.00%, 7/1/2042	230,000	267,916
Series B, 5.00%, 7/1/2043	1,725,000	2,107,412
Series C, 5.00%, 7/1/2036	850,000	1,090,168
Series C, 5.00%, 7/1/2040	500,000	650,295
Series C, 5.00%, 7/1/2042	595,000	722,917
Series D, 5.00%, 7/1/2030	305,000	339,133
Series D, 5.00%, 7/1/2032	180,000	200,001
Series D, 5.00%, 7/1/2044	645,000	795,152
Series E, 5.00%, 7/1/2039	310,000	343,793
Los Angeles, CA, Department of Water & Power System Revenue Series B, 5.00%, 7/1/2023	595,000	637,490
Los Angeles, CA, Facilities, Inc. Revenue:
5.00%, 12/1/2043	720,000	896,919
Series A, 5.00%, 12/1/2033	250,000	316,214
Series A, 5.00%, 12/1/2035	1,405,000	1,772,261
Series A, 5.00%, 12/1/2037	1,165,000	1,465,083
Series A, 5.00%, 12/1/2038	1,925,000	2,417,437
Los Angeles, CA, Metropolitan Transportation Authority Revenue:
Series A, 4.00%, 6/1/2034	110,000	124,484
See accompanying notes to financial statements.
13

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2023	$ 510,000	$ 544,690
Series A, 5.00%, 7/1/2023	325,000	348,361
Series A, 5.00%, 6/1/2026	100,000	119,395
Series A, 5.00%, 6/1/2029	250,000	298,125
Series A, 5.00%, 7/1/2030	100,000	123,002
Series A, 5.00%, 6/1/2033	350,000	415,022
Series A, 5.00%, 6/1/2034	245,000	290,398
Series A, 5.00%, 6/1/2037	405,000	478,886
Series A, 5.00%, 7/1/2037	1,600,000	2,008,687
Series A, 5.00%, 6/1/2038	850,000	1,004,258
Series A, 5.00%, 7/1/2038	2,210,000	2,691,728
Series A, 5.00%, 7/1/2042	860,000	1,042,837
Los Angeles, CA, Public Works Financing Authority Revenue:
4.00%, 12/1/2038	3,975,000	4,801,173
5.00%, 12/1/2045	3,200,000	4,089,962
Series D, 4.00%, 12/1/2034	215,000	240,560
Series D, 4.00%, 12/1/2036	665,000	743,016
Series D, 4.00%, 12/1/2040	865,000	962,919
Series D, 5.00%, 12/1/2029	100,000	116,183
Series D, 5.00%, 12/1/2030	330,000	383,267
Series E-1, 5.00%, 12/1/2044	500,000	633,429
Los Angeles, CA, Sanitation Districts Financing Authority Revenue Series A, 5.00%, 10/1/2029	100,000	116,218
Los Angeles, CA, Unified School District, General Obligation:
4.00%, 7/1/2040	525,000	627,119
4.00%, 7/1/2044	1,365,000	1,614,588
Series A, 3.50%, 7/1/2036	160,000	171,604
Series A, 4.00%, 7/1/2040	2,035,000	2,217,100
Series A, 5.00%, 7/1/2022	965,000	988,117
Series A, 5.00%, 7/1/2023	315,000	337,348
Series A, 5.00%, 7/1/2024	8,810,000	9,816,898
Series A, 5.00%, 7/1/2025	4,905,000	5,671,316
Series A, 5.00%, 7/1/2026	265,000	316,716
Series A, 5.00%, 7/1/2027	770,000	946,651
Series A, 5.00%, 7/1/2028	505,000	637,227
Series A, 5.00%, 7/1/2029	710,000	917,281
Series A, 5.00%, 7/1/2030	3,905,000	5,110,328
Series A, 5.00%, 7/1/2031	5,000,000	6,431,189
Series A, 5.00%, 7/1/2040	970,000	1,102,010
Series B, 3.00%, 7/1/2031	520,000	564,578
Series B, 5.00%, 7/1/2028	1,125,000	1,343,998
See accompanying notes to financial statements.
14

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series B-1, 5.00%, 7/1/2027	$ 485,000	$ 596,267
Series B-1, 5.00%, 7/1/2029	250,000	310,267
Series B-1, 5.00%, 7/1/2032	300,000	370,475
Series B-1, 5.00%, 7/1/2033	255,000	314,500
Series B-1, 5.00%, 7/1/2034	270,000	332,557
Series B-1, 5.00%, 7/1/2036	1,000,000	1,229,068
Series B-1, 5.00%, 7/1/2037	500,000	613,571
Series C, 3.00%, 7/1/2035	850,000	941,415
Series C, 3.00%, 7/1/2038	2,885,000	3,156,769
Series C, 3.00%, 7/1/2045	3,195,000	3,414,329
Series C, 4.00%, 7/1/2035	800,000	971,823
Series C, 4.00%, 7/1/2037	515,000	618,867
Series C, 5.00%, 7/1/2026	800,000	956,125
Los Angeles, CA, Wastewater System Revenue:
Series B, 5.00%, 6/1/2033	250,000	286,110
Series B, 5.00%, 6/1/2039	240,000	291,408
Los Angeles, Metropolitan Transportation Authority Revenue:
4.00%, 6/1/2035	4,500,000	5,482,031
4.00%, 6/1/2036	855,000	1,037,859
Los Rios, CA, Community College District, General Obligation 4.00%, 8/1/2035	250,000	287,061
Marin, CA, Healthcare District, General Obligation Series A, 3.00%, 8/1/2037	325,000	350,157
Metropolitan Water District of Southern California Revenue:
5.00%, 1/1/2039	3,160,000	3,958,233
5.00%, 10/1/2040	1,650,000	2,187,267
Series A, 2.25%, 7/1/2024	845,000	884,224
Series A, 2.50%, 7/1/2025	250,000	267,444
Series A, 5.00%, 7/1/2024	5,000,000	5,572,775
Series A, 5.00%, 7/1/2034	140,000	161,825
Series A, 5.00%, 10/1/2040	775,000	998,252
Series A, 5.00%, 10/1/2046	3,500,000	4,578,409
Series B, 4.00%, 10/1/2023	2,390,000	2,545,497
Series B, 4.00%, 10/1/2024	1,500,000	1,648,485
Series B, 4.00%, 10/1/2025	730,000	824,905
Series B, 5.00%, 8/1/2023	1,195,000	1,279,774
Series B, 5.00%, 8/1/2024	150,000	167,501
Series C, 5.00%, 7/1/2039	900,000	1,174,913
Series C, 5.00%, 7/1/2040	1,455,000	1,896,447
Monterey Peninsula, CA, Community College District, General Obligation:
Zero Coupon, 8/1/2027	205,000	190,097
See accompanying notes to financial statements.
15

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Zero Coupon, 8/1/2029	$ 240,000	$ 207,637
Zero Coupon, 8/1/2030	525,000	438,381
Zero Coupon, 8/1/2032	975,000	754,343
Mount San, Antonio Community College District, General Obligation:
Series A, 5.00%, 8/1/2041	505,000	642,022
Series E, Zero Coupon, 8/1/2045	2,155,000	1,225,962
Mountain, CA, View Los Altos Union High School District, General Obligation:
Series A, 4.00%, 8/1/2034	1,245,000	1,415,318
Series B, 3.00%, 8/1/2022	575,000	584,446
Municipal Improvement Corp. of Los Angeles Revenue Series B, 5.00%, 11/1/2036	560,000	665,323
Newport Mesa, Unified School District, General Obligation:
Zero Coupon, 8/1/2039	100,000	57,752
Zero Coupon, 8/1/2043	5,000,000	2,417,851
North Orange County, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2044	6,705,000	7,858,852
Novato Unified School District Series C, 2.38%, 8/1/2045	750,000	753,031
Oakland Alameda County, CA, Unified School District, General Obligation:
5.00%, 8/1/2023 (c)	100,000	107,490
5.00%, 8/1/2025 (c)	150,000	173,937
Series A, 5.00%, 8/1/2030	175,000	201,580
Series A, 5.00%, 8/1/2031	150,000	174,111
Series A, 5.00%, 8/1/2032	150,000	174,111
Orange County Transportation Authority 5.00%, 10/15/2024	535,000	602,709
Orange County, CA, Sanitation District Wastewater Revenue Series A, 5.00%, 2/1/2030	120,000	141,356
Orange County, CA, Water District Revenue Series A, 5.00%, 8/15/2034	130,000	156,707
Orange County, FL, Water District Series A, 2.00%, 8/15/2023	770,000	784,995
Oxnard, CA, School District, General Obligation Series A, 5.00%, 8/1/2041	350,000	426,651
Palomar, CA, Community College District, General Obligation:
5.00%, 5/1/2030	125,000	143,862
Series D, 5.25%, 8/1/2045	1,395,000	1,724,119
See accompanying notes to financial statements.
16

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Peralta, CA, Community College District, General Obligation:
Series A, 5.00%, 8/1/2028	$ 100,000	$ 110,971
Series A, 5.00%, 8/1/2029	120,000	133,165
Peralta, CA, Community College District, General Obligation, Election of 2006 Series D, 4.00%, 8/1/2039	5,400,000	5,962,507
Riverside County, CA, Transportation Commission, Sales Tax Revenue:
Series A, 2.00%, 6/1/2029	175,000	177,795
Series A, 5.00%, 6/1/2036	4,055,000	4,935,533
Series B, 5.00%, 6/1/2033	500,000	619,830
Series B, 5.00%, 6/1/2034	1,915,000	2,371,454
Riverside County, CA, Transportation Commission, Sales Tax, General Obligation 3.00%, 8/1/2040	755,000	825,220
Riverside Unified School District, General Obligation Series B, 3.00%, 8/1/2037	2,800,000	3,040,160
Riverside, CA, Electric Revenue Series A, 5.00%, 10/1/2048	5,250,000	6,525,567
Riverside, CA, Water Revenue Series A, 5.00%, 10/1/2043	520,000	656,120
Sacramento Area Flood Control Agency,Special Assessment 5.00%, 10/1/2036	505,000	598,097
Sacramento City, Financing Authority Revenue 5.00%, 12/1/2028	525,000	614,165
Sacramento County Sanitation Districts Financing Authority Revenue Series A, 5.00%, 12/1/2041	545,000	714,287
Sacramento, CA, Municipal Utility District, Financing Authority Revenue:
Series F, 5.00%, 8/15/2024	170,000	190,564
Series H, 4.00%, 8/15/2045	1,600,000	1,908,867
San Antonio, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2043	190,000	220,240
San Bernardino, CA, County:
Series A, 5.00%, 10/1/2023	5,000,000	5,404,825
Series A, 5.00%, 10/1/2026	600,000	721,722
San Diego County, CA, Public Facilities Financing Authority, Revenue:
5.00%, 10/15/2026	620,000	720,212
5.00%, 10/15/2028	255,000	294,973
5.00%, 10/15/2029	250,000	288,987
5.00%, 10/15/2031	345,000	398,244
See accompanying notes to financial statements.
17

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 10/15/2044	$ 215,000	$ 245,247
San Diego County, CA, Public Facilities Financing Authority, Sewer Revenue:
5.00%, 5/15/2027	175,000	201,496
Series A, 5.00%, 5/15/2033	560,000	662,332
Series A, 5.00%, 5/15/2034	20,000	23,626
Series A, 5.00%, 5/15/2039	100,000	117,802
Series B, 5.00%, 8/1/2022	330,000	339,233
Series B, 5.00%, 8/1/2029	100,000	119,676
San Diego County, CA, Regional Building Authority Revenue Series A, 5.00%, 10/15/2035	450,000	518,548
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue:
Series A, 5.00%, 4/1/2030	120,000	141,564
Series A, 5.00%, 4/1/2032	145,000	170,790
Series A, 5.00%, 4/1/2033	125,000	147,118
Series A, 5.00%, 4/1/2041	125,000	146,261
San Diego County, CA, Water Authority Revenue:
Series B, 4.00%, 5/1/2033	2,500,000	3,119,019
Series B, 4.00%, 5/1/2034	1,000,000	1,245,221
Series B, 5.00%, 5/1/2030	1,500,000	1,989,050
Series B, 5.00%, 5/1/2031	2,000,000	2,709,660
Series B, 5.00%, 5/1/2032	3,000,000	4,058,844
San Diego Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2025	110,000	127,746
San Diego, CA, Community College District, General Obligation:
4.00%, 8/1/2028	175,000	201,684
4.00%, 8/1/2029	400,000	460,846
5.00%, 8/1/2027	160,000	192,123
5.00%, 8/1/2029	235,000	282,535
5.00%, 8/1/2031	160,000	192,365
5.00%, 8/1/2041	190,000	228,433
San Diego, CA, Unified School District, General Obligation:
Series D-2, 2.00%, 7/1/2045	3,405,000	3,212,887
Series F, 5.00%, 7/1/2045	150,000	171,414
Series I, Zero Coupon, 7/1/2036	1,765,000	1,082,417
Series I, Zero Coupon, 7/1/2037	405,000	237,038
Series I, Zero Coupon, 7/1/2039	310,000	165,730
Series R-4, 5.00%, 7/1/2024	235,000	262,045
Series R-4, 5.00%, 7/1/2028	250,000	289,152
Series R-5, 5.00%, 7/1/2029	260,000	310,741
See accompanying notes to financial statements.
18

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series SENIOR-1, 4.00%, 7/1/2033	$ 100,000	$ 114,325
San Dieguito Union High School District, General Obligation Series E-2, 3.00%, 8/1/2038	2,530,000	2,802,296
San Francisco Bay Area Rapid Transit District Sales Tax Revenue Series A, 3.00%, 7/1/2044	5,000,000	5,277,386
San Francisco, CA, Bay Area Rapid Transit District, General Obligation:
Series C-1, 4.00%, 8/1/2030	825,000	1,013,213
Series C-1, 4.00%, 8/1/2035	1,610,000	1,948,496
Series C-1, 4.00%, 8/1/2045	2,000,000	2,364,182
Series D, 5.00%, 8/1/2029	160,000	185,101
San Francisco, CA, City & County:
3.00%, 4/1/2029	500,000	555,665
4.00%, 4/1/2041	500,000	573,197
Series B, 4.00%, 4/1/2038	530,000	591,168
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue:
Series A, 4.00%, 10/1/2043	535,000	623,663
Series A, 5.00%, 10/1/2029	100,000	116,542
Series C, 2.13%, 10/1/2048 (b)	3,500,000	3,579,442
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 5.00%, 11/1/2024	135,000	152,489
San Francisco, CA, City & County, General Obligation:
4.00%, 6/15/2046	675,000	789,910
Series A, 4.00%, 6/15/2034	1,990,000	2,156,936
Series A, 4.00%, 6/15/2035	1,350,000	1,462,456
San Francisco, CA, Public Utilities Commission, Water Revenue:
4.00%, 11/1/2030	105,000	120,936
5.00%, 11/1/2028	170,000	205,002
5.00%, 11/1/2031	500,000	600,049
5.00%, 11/1/2032	100,000	114,482
5.00%, 11/1/2033	680,000	814,638
5.00%, 11/1/2034	335,000	400,978
Series B, 5.00%, 11/1/2041	1,400,000	1,581,364
Series B, 5.00%, 11/1/2042	350,000	395,341
Series B, 5.00%, 11/1/2043	1,070,000	1,208,614
Series C, 4.00%, 11/1/2045	4,975,000	5,916,722
Series D, 5.00%, 11/1/2032	715,000	882,655
Series D, 5.00%, 11/1/2033	260,000	320,633
Series D, 5.00%, 11/1/2034	330,000	406,535
See accompanying notes to financial statements.
19

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
San Francisco, CA, Transportation Authority Revenue 3.00%, 2/1/2034	$ 1,845,000	$ 1,984,066
San Francisco, CA, Unified School District, General Obligation Series F&C, 5.00%, 6/15/2028	100,000	110,924
San Joaquin, CA 4.00%, 11/15/2030 (c)	125,000	145,445
San Joaquin, CA, Delta Community College District, General Obligation Series A, 5.00%, 8/1/2026	140,000	162,504
San Joaquin, CA, Transportation Authority Revenue 5.00%, 3/1/2036	180,000	216,235
San Jose, CA, Evergreen Community College District, General Obligation:
5.00%, 9/1/2024	130,000	146,052
Series B, 3.00%, 9/1/2036	700,000	770,217
San Jose, Redevelopment Agency Successor Agency, Tax Allocation Series B, 5.00%, 8/1/2026	3,785,000	4,512,760
San Juan, Unified School District, General Obligation:
2.13%, 8/1/2038	1,000,000	1,004,044
2.25%, 8/1/2039	2,000,000	2,020,180
2.38%, 8/1/2040	1,000,000	1,012,073
2.38%, 8/1/2041	2,000,000	2,020,502
San Marcos, CA, Unified School District, General Obligation:
4.00%, 8/1/2037	200,000	229,001
5.00%, 8/1/2035	350,000	426,976
5.00%, 8/1/2036	350,000	425,489
San Mateo County, CA, High School District Authority, General Obligation Series A, 2.25%, 9/1/2042	630,000	633,142
San Mateo County, CA, Transportation Authority Revenue:
Series A, 5.00%, 6/1/2027	230,000	265,326
Series A, 5.00%, 6/1/2029	130,000	149,871
Series A, 5.00%, 6/1/2030	160,000	184,281
San Mateo Foster, CA, Powers Financing Authority Revenue 3.00%, 6/15/2046	850,000	906,299
San Mateo Foster, CA, Public Financing Authority Revenue:
4.00%, 8/1/2039	1,250,000	1,498,209
4.00%, 8/1/2044	8,700,000	10,313,136
5.00%, 8/1/2036	1,135,000	1,461,972
Santa Clara County, CA, Financing Authority Revenue:
Series A, 3.00%, 5/1/2037	550,000	596,457
See accompanying notes to financial statements.
20

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 3.25%, 4/1/2036	$ 4,520,000	$ 4,985,066
Series A, 3.50%, 4/1/2041	600,000	663,820
Series A, 3.63%, 4/1/2044	640,000	709,434
Series A, 4.00%, 4/1/2037	750,000	872,215
Series Q, 2.50%, 5/15/2029	140,000	146,223
Series Q, 4.00%, 5/15/2031	1,815,000	2,014,029
Series Q, 4.00%, 5/15/2033	300,000	332,242
Santa Clara County, CA, General Obligation:
Series C, 3.00%, 8/1/2035	260,000	283,115
Series C, 3.25%, 8/1/2039	150,000	163,192
Series C, 5.00%, 8/1/2030	125,000	153,636
Santa Clara County, Valley Transportation Authority Revenue Series A, 5.00%, 6/1/2024	510,000	567,352
Santa Clara, CA, Unified School District, General Obligation 3.00%, 7/1/2036	250,000	268,079
Santa Clarita Community College District, General Obligation 3.00%, 8/1/2044	800,000	850,046
Santa Monica Community College District, General Obligation:
3.00%, 8/1/2042	1,575,000	1,707,225
Series A, 4.00%, 8/1/2039	2,350,000	2,754,274
Series A, 5.00%, 8/1/2043	1,750,000	2,161,363
Series D, 5.00%, 8/1/2043	1,025,000	1,101,937
Sequoia, CA, Union High School District, General Obligation:
3.00%, 7/1/2043	260,000	273,600
5.00%, 7/1/2027	150,000	179,790
Sonoma County Junior College District, General Obligation Series B, 3.00%, 8/1/2039	5,000,000	5,462,032
South San Francisco Public Facilities Financing Authority Revenue 4.00%, 6/1/2046	1,705,000	2,020,363
Southern California Public Power Authority Revenue Series A, 5.00%, 7/1/2032	635,000	729,677
Southern California Water Replenishment District Financing Authority Revenue 5.00%, 8/1/2041	260,000	297,010
Southern California, State Public Power Authority Revenue 5.00%, 4/1/2024	1,795,000	1,962,619
Southern, CA, Public Power Authority Revenue Series C, 5.00%, 7/1/2027	110,000	124,754
State Center Community College District, General Obligation:
Series B, 3.00%, 8/1/2037	2,000,000	2,243,033
Series B, 3.00%, 8/1/2038	1,865,000	2,062,578
See accompanying notes to financial statements.
21

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
State of California Department of Water Resources Revenue Series AX, 5.00%, 12/1/2024	$ 2,000,000	$ 2,266,879
State of California, General Obligation:
4.00%, 3/1/2024	2,000,000	2,157,798
4.00%, 10/1/2033	900,000	1,116,606
4.00%, 10/1/2034	900,000	1,110,701
4.00%, 10/1/2035	1,700,000	2,094,741
4.00%, 11/1/2035	2,440,000	2,998,130
4.00%, 10/1/2036	800,000	981,586
4.00%, 10/1/2039	640,000	778,515
4.00%, 3/1/2046	750,000	883,447
5.00%, 10/1/2022	1,250,000	1,295,173
5.00%, 4/1/2023	755,000	799,896
5.00%, 11/1/2027	1,375,000	1,708,017
5.00%, 4/1/2028	2,955,000	3,711,043
5.00%, 8/1/2029	760,000	905,751
5.00%, 9/1/2029	800,000	1,037,288
5.00%, 11/1/2029	3,005,000	3,862,962
5.00%, 11/1/2031	1,195,000	1,548,404
5.00%, 10/1/2033	615,000	675,370
5.00%, 3/1/2034	810,000	1,053,184
5.00%, 12/1/2034	3,770,000	4,743,865
5.00%, 9/1/2041	1,500,000	1,986,764
5.00%, 12/1/2043	800,000	1,039,400
Sunnyvale, CL, Financing Authority Revenue 4.00%, 4/1/2045	500,000	582,119
Sweetwater, CA, Union High School District, General Obligation Series B, 3.38%, 8/1/2040 (c)	125,000	131,358
Turlock Irrigation District Revenue 5.00%, 1/1/2037	700,000	899,334
University of California, Revenue:
5.00%, 11/1/2033	350,000	395,840
Series A, 3.13%, 11/1/2036	225,000	240,098
Series A, 3.20%, 11/1/2037	270,000	288,617
Series A, 4.00%, 11/1/2035	300,000	338,628
Series A, 4.00%, 11/1/2037	555,000	625,163
Series A, 5.00%, 11/1/2022	500,000	520,033
Series A, 5.00%, 11/1/2023	1,000,000	1,085,975
Series A, 5.00%, 11/1/2025	1,140,000	1,337,047
Series A, 5.00%, 11/1/2028	120,000	142,381
Series A, 5.00%, 11/1/2031	205,000	250,407
Series A, 5.00%, 11/1/2032	120,000	139,846
See accompanying notes to financial statements.
22

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 11/1/2035	$ 1,450,000	$ 1,801,704
Series A, 5.00%, 11/1/2036	265,000	311,940
Series A, 5.00%, 11/1/2037	5,400,000	6,920,300
Series A, 5.00%, 11/1/2038	165,000	191,540
Series A, 5.00%, 11/1/2041	1,940,000	2,278,213
Series A, 5.00%, 11/1/2043	1,125,000	1,382,418
Series AM, 5.00%, 5/15/2027	200,000	221,493
Series AO, 5.00%, 5/15/2026	110,000	126,615
Series AO, 5.00%, 5/15/2032	100,000	114,562
Series AO, 5.00%, 5/15/2040	110,000	125,623
Series AR, 4.00%, 5/15/2037	570,000	637,512
Series AR, 5.00%, 5/15/2030	580,000	689,287
Series AR, 5.00%, 5/15/2032	120,000	142,497
Series AR, 5.00%, 5/15/2034	500,000	593,263
Series AR, 5.00%, 5/15/2041	495,000	583,352
Series AV, 5.00%, 5/15/2042	2,065,000	2,497,218
Series AY, 4.00%, 5/15/2035	100,000	115,142
Series AY, 5.00%, 5/15/2037	1,320,000	1,603,988
Series AZ, 5.00%, 5/15/2043	5,700,000	7,033,838
Series BE, 5.00%, 5/15/2038	5,000,000	6,471,319
Series BE, 5.00%, 5/15/2043	850,000	1,088,168
Series BH, 4.00%, 5/15/2046	1,720,000	2,056,342
Series C, 4.00%, 11/1/2045	1,210,000	1,434,681
Series I, 4.00%, 5/15/2045	200,000	219,082
Series I, 5.00%, 5/15/2027	145,000	166,534
Series I, 5.00%, 5/15/2030	180,000	206,212
Series I, 5.00%, 5/15/2031	335,000	383,542
Series I, 5.00%, 5/15/2032	145,000	165,906
Series K, 4.00%, 5/15/2036	265,000	298,428
Series K, 4.00%, 5/15/2046	315,000	350,980
Series K, 5.00%, 5/15/2031	460,000	545,584
Series K, 5.00%, 5/15/2033	800,000	947,703
Series M, 5.00%, 5/15/2028	100,000	122,396
Series M, 5.00%, 5/15/2030	200,000	244,438
Series M, 5.00%, 5/15/2032	295,000	359,158
Series M, 5.00%, 5/15/2036	250,000	303,347
Series M, 5.00%, 5/15/2042	9,295,000	11,213,495
Series O, 4.00%, 5/15/2048	250,000	287,095
Series O, 5.00%, 5/15/2039	2,200,000	2,722,132
Victor Valley, CA, Community College District, General Obligation Series C, 4.00%, 8/1/2032	450,000	511,114
See accompanying notes to financial statements.
23

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Washington CA, Township Health Care District, General Obligation Series B, 3.75%, 8/1/2040	$ 275,000	$ 295,991
West Basin, CA, Municipal Water District Revenue Series A, 5.00%, 8/1/2029	165,000	193,345
West Contra, CA, Costa Unified School District, General Obligation:
Series A, 5.00%, 8/1/2030	200,000	230,309
Series A, 5.00%, 8/1/2031	295,000	339,763
Series A, 5.00%, 8/1/2035	265,000	304,861
West Valley-Mission Community College District, CA, General Obligation:
Series A, 4.00%, 8/1/2022	575,000	587,817
Series C, 4.00%, 8/1/2032	5,000,000	5,703,139
Series C, 4.00%, 8/1/2034	3,065,000	3,484,296
Yosemite, CA, Community College District, General Obligation 5.00%, 8/1/2028	195,000	225,516
		844,304,772
COLORADO — 2.5%
Adams & Arapahoe, Joint School District 28J Aurora, General Obligation:
Series A, 5.00%, 12/1/2030	1,145,000	1,376,825
Series A, 5.00%, 12/1/2031	485,000	582,678
Adams County School District No 1, General Obligation Series B, 5.00%, 12/1/2036	350,000	417,320
Adams, CO, 12 Five Star Schools, General Obligation Series B, 5.00%, 12/15/2029	190,000	228,722
Arapahoe County, CO, School District No. 6, General Obligation:
Series A, 5.00%, 12/1/2025	925,000	1,084,844
Series A, 5.50%, 12/1/2027	2,780,000	3,539,102
Series A, 5.50%, 12/1/2028	2,525,000	3,307,387
Aurora, CO, Water Revenue 5.00%, 8/1/2036	125,000	149,971
Boulder Larimer & Weld Counties, State Vrain Valley School District Re1J, General Obligation:
Series A, 5.00%, 12/15/2028	140,000	163,091
Series C, 5.00%, 12/15/2028	1,800,000	2,176,577
Boulder Valley, School District No Re-2 Boulder, General Obligation:
Series A, 5.00%, 12/1/2038	1,195,000	1,441,217
Series A, 5.00%, 12/1/2042	245,000	293,908
Series B, 4.00%, 12/1/2027	130,000	151,493
See accompanying notes to financial statements.
24

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 12/1/2022	$ 520,000	$ 542,910
City & County of Broomfield CO Water Revenue 4.00%, 12/1/2043	920,000	1,121,284
City & County of Denver CO Revenue 4.00%, 8/1/2041	1,145,000	1,382,796
City of Colorado Springs CO Utilities System Revenue Series A, 5.00%, 11/15/2030	1,000,000	1,331,393
Colorado Springs, CO, Utilities System Revenue Series A-1, 5.00%, 11/15/2023	530,000	576,066
Colorado, State:
Series A, 3.00%, 12/15/2036	570,000	632,967
Series A, 4.00%, 12/15/2037	4,800,000	5,625,009
Series A, 4.00%, 12/15/2040	3,640,000	4,434,110
Series A, 5.00%, 12/15/2030	1,000,000	1,263,458
Series A, 5.00%, 12/15/2033	950,000	1,250,627
Colorado, State Board of Governors University Enterprise System Revenue Series A, 4.00%, 3/1/2044	500,000	566,677
Colorado, State Building Excellent Schools Today:
Series L, 5.00%, 3/15/2025	150,000	171,428
Series L, 5.00%, 3/15/2027	600,000	730,672
Series M, 5.00%, 3/15/2031	500,000	617,557
Series R, 4.00%, 3/15/2045	6,850,000	8,014,849
Danver, CO, City & County, Revenue:
Series A, 4.00%, 8/1/2038	2,415,000	2,935,083
Series A, 4.00%, 8/1/2039	2,745,000	3,329,070
Series A-2, Zero Coupon, 8/1/2034	1,800,000	1,230,393
Series A-2, Zero Coupon, 8/1/2035	3,160,000	2,064,194
Series A-2, Zero Coupon, 8/1/2038	3,000,000	1,702,696
Series A-2, Zero Coupon, 8/1/2039	3,000,000	1,626,365
Denver, CO, City & County School District No. 1, General Obligation:
3.00%, 12/1/2036	525,000	592,029
3.00%, 12/1/2043	1,220,000	1,339,678
4.00%, 12/1/2037	2,450,000	2,982,785
4.00%, 12/1/2045	775,000	927,948
5.00%, 12/1/2029	255,000	306,629
5.00%, 12/1/2038	1,375,000	1,804,492
Series A, 5.50%, 12/1/2024	260,000	298,124
Series A, 5.50%, 12/1/2028	100,000	127,275
See accompanying notes to financial statements.
25

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
El Paso, CO, County School District No. 20 Academy, General Obligation 5.00%, 12/15/2029	$ 115,000	$ 138,686
Jefferson County, School District R-1, General Obligation 4.00%, 12/15/2040	2,300,000	2,786,854
Larimer Weld & Boulder County School District R-2J Thompson, General Obligation:
5.00%, 12/15/2036	1,000,000	1,257,424
5.00%, 12/15/2037	1,000,000	1,255,180
5.00%, 12/15/2038	1,050,000	1,316,075
Mesa County, CO, Valley School District No. 51 Grand Junction, General Obligation:
5.00%, 12/1/2029	200,000	247,997
5.00%, 12/1/2030	160,000	197,830
5.25%, 12/1/2032	100,000	125,121
5.25%, 12/1/2033	250,000	312,442
5.50%, 12/1/2035	160,000	202,518
5.50%, 12/1/2037	500,000	633,517
Metro Wastewater Reclamation District Revenue Series A, 2.00%, 4/1/2039	535,000	537,230
Pueblo Country, CL, City Schools, General Obligation 3.00%, 12/15/2037	800,000	889,874
Regional, CO, Transportation District, Revenue:
Series B, 4.00%, 11/1/2036	1,210,000	1,395,195
Series B, 5.00%, 11/1/2033	500,000	612,961
State of Colorado:
Series A, COPs, 4.00%, 12/15/2038	2,280,000	2,751,469
Series A, COPs, 4.00%, 12/15/2039	1,400,000	1,679,716
Series A, 5.00%, 12/15/2030	4,000,000	5,303,083
University of Colorado, Revenue:
Series A, 5.00%, 6/1/2027	140,000	161,040
Series A-2, 3.00%, 6/1/2033	75,000	78,033
Series A-2, 3.25%, 6/1/2037	340,000	355,705
Series A-2, 4.00%, 6/1/2038	505,000	588,950
Series A-2, 4.00%, 6/1/2043	310,000	358,350
Series A-2, 5.00%, 6/1/2023	275,000	293,301
Series B-1, 2.50%, 6/1/2028	175,000	186,779
Series B-1, 2.75%, 6/1/2029	320,000	343,749
Series B-1, 4.00%, 6/1/2036	105,000	120,747
Series B-1, 4.00%, 6/1/2038	415,000	467,624
Weld County School District No 6 Greeley, General Obligation 4.00%, 12/1/2045	1,210,000	1,461,215
See accompanying notes to financial statements.
26

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Weld County, CO, School District No. RE-4, General Obligation 5.25%, 12/1/2041	$ 100,000	$ 120,218
Weld County, CO, School District No. RE-5J, General Obligation 4.00%, 12/1/2045	635,000	751,644
Weld County, CO, School District No.6, Greeley, General Obligation 5.00%, 12/1/2036	1,840,000	2,368,268
Windy Gap Firming Project Water Activity Enterprise, Revenue:
4.00%, 7/15/2039	5,000,000	6,083,987
5.00%, 7/15/2038	3,200,000	4,234,913
5.00%, 7/15/2046	1,000,000	1,301,597
		105,360,991
CONNECTICUT — 2.5%
Connecticut State Health & Educational Facilities Authority, Revenue:
Series 2010-A-, 0.25%, 7/1/2049 (b)	3,180,000	3,165,850
Series X-2-REM, 0.25%, 7/1/2037 (b)	3,250,000	3,236,214
Connecticut, State Clean Water Fund, Revenue:
Series A, 5.00%, 2/1/2023	1,000,000	1,051,721
Series A, 5.00%, 2/1/2029	2,500,000	3,205,629
Series A, 5.00%, 3/1/2029	50,000	56,945
Series A, 5.00%, 2/1/2039	3,000,000	3,776,845
Series B, 5.00%, 6/1/2026	2,080,000	2,481,402
Connecticut, State General Obligation:
Series B, 4.00%, 6/1/2024	1,375,000	1,493,883
Series B, 4.00%, 6/1/2030	750,000	916,926
Connecticut, State Health & Educational Facility Authority Revenue:
5.00%, 7/1/2029	550,000	711,951
Series 2015-A-REMK 0, 0.38%, 7/1/2035 (b)	4,000,000	3,992,558
Series S-RE, 5.00%, 7/1/2027	760,000	935,277
Hartford County, CT, General Obligation Series C, 4.00%, 11/1/2034 (c)	430,000	484,654
Metropolitan Council, Minneapolis-Saint Paul, MN, Metropolitan Area, General Obligation Series A, 4.00%, 9/1/2037	2,790,000	3,402,204
South Central Connecticut Regional Water Authority Revenue:
Series B, 4.00%, 8/1/2036	295,000	334,679
Series B, 5.00%, 8/1/2029	500,000	595,889
State of Connecticut, General Obligation:
3.00%, 1/15/2037	615,000	678,122
3.00%, 1/15/2039	800,000	867,434
See accompanying notes to financial statements.
27

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 1/15/2025 (d)	$ 425,000	$ 469,965
4.00%, 1/15/2026 (d)	4,500,000	5,103,641
4.00%, 1/15/2028 (d)	4,400,000	5,189,922
4.00%, 1/15/2035	510,000	609,932
4.00%, 6/1/2037	825,000	989,124
Series 2021 A, 3.00%, 1/15/2023	1,000,000	1,028,428
Series 2021 A, 3.00%, 1/15/2032	4,825,000	5,419,293
Series 2021 A, 3.00%, 1/15/2040	5,000,000	5,460,143
Series B, 3.00%, 6/1/2039	1,650,000	1,810,921
Series B, 3.00%, 6/1/2040	2,000,000	2,191,085
Series B, 5.00%, 6/1/2041	1,470,000	1,918,886
State of Connecticut, Special Tax Revenue:
3.13%, 5/1/2040	500,000	547,481
4.00%, 5/1/2036	1,000,000	1,199,640
4.00%, 5/1/2039	800,000	962,251
4.00%, 5/1/2040	1,000,000	1,200,715
4.00%, 11/1/2040	800,000	968,500
5.00%, 11/1/2032	1,000,000	1,345,092
5.00%, 11/1/2033	1,200,000	1,608,543
5.00%, 5/1/2035	1,010,000	1,301,600
5.00%, 5/1/2040	500,000	637,959
Series A, 4.00%, 5/1/2037	5,000,000	6,042,625
Series A, 5.00%, 5/1/2032	4,130,000	5,492,566
Series A, 5.00%, 5/1/2033	1,025,000	1,358,396
Series A, 5.00%, 5/1/2034	2,500,000	3,304,426
Series A, 5.00%, 5/1/2035	5,295,000	6,985,443
Series A, 5.00%, 5/1/2041	6,700,000	8,729,011
Series C, 5.00%, 10/1/2024	515,000	578,508
Series C, 5.00%, 1/1/2032	1,800,000	2,425,530
		106,267,809
DELAWARE — 0.3%
Delaware, State General Obligation:
3.00%, 3/1/2032	50,000	55,021
3.13%, 3/1/2033	345,000	381,337
3.25%, 3/1/2035	385,000	426,954
3.25%, 3/1/2037	135,000	149,262
5.00%, 2/1/2026	2,000,000	2,364,803
Series A, 2.00%, 1/1/2036	825,000	836,254
Series A, 5.00%, 2/1/2023	550,000	578,569
Series A, 5.00%, 1/1/2025	805,000	916,073
Series A, 5.00%, 2/1/2026	900,000	1,064,161
See accompanying notes to financial statements.
28

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 2/1/2029	$ 495,000	$ 616,151
Series A, 5.00%, 2/1/2032	300,000	370,451
Series A, 5.00%, 2/1/2036	1,000,000	1,227,521
Series A, 5.00%, 2/1/2037	725,000	888,541
Delaware, State Transportation Authority System Revenue:
4.00%, 7/1/2040	1,665,000	1,993,253
5.00%, 7/1/2027	320,000	381,979
5.00%, 7/1/2030	1,000,000	1,324,471
		13,574,801
DISTRICT OF COLUMBIA — 1.9%
District of Columbia, General Obligation:
5.00%, 10/15/2044	2,100,000	2,639,637
Series A, 4.00%, 6/1/2035	225,000	256,158
Series A, 4.00%, 6/1/2037	285,000	329,164
Series A, 4.00%, 6/1/2041	325,000	368,047
Series A, 5.00%, 6/1/2022	390,000	397,746
Series A, 5.00%, 6/1/2030	1,085,000	1,321,984
Series A, 5.00%, 6/1/2032	330,000	401,181
Series A, 5.00%, 6/1/2033	300,000	364,629
Series A, 5.00%, 6/1/2034	225,000	273,545
Series A, 5.00%, 6/1/2035	1,000,000	1,215,548
Series A, 5.00%, 6/1/2037	2,435,000	2,942,688
Series A, 5.00%, 6/1/2038	500,000	569,677
Series A, 5.00%, 10/15/2038	750,000	951,171
Series A, 5.00%, 6/1/2041	285,000	333,884
Series A, 5.00%, 6/1/2043	5,380,000	6,625,030
Series B, 5.00%, 6/1/2026	985,000	1,175,562
Series D, 4.00%, 6/1/2033	1,230,000	1,428,094
Series D, 4.00%, 6/1/2034	400,000	463,859
Series D, 5.00%, 6/1/2022	320,000	326,356
Series D, 5.00%, 6/1/2023	100,000	106,714
Series D, 5.00%, 6/1/2032	505,000	613,929
Series D, 5.00%, 6/1/2035	1,000,000	1,215,548
Series D, 5.00%, 6/1/2036	3,555,000	4,313,924
Series D, 5.00%, 6/1/2038	1,000,000	1,214,252
Series D, 5.00%, 6/1/2041	500,000	595,384
Series D, 5.00%, 6/1/2042	4,680,000	5,660,663
Series E, 5.00%, 6/1/2024	900,000	1,000,748
Series E, 5.00%, 6/1/2025	170,000	196,236
Series E, 5.00%, 6/1/2032	145,000	174,280
See accompanying notes to financial statements.
29

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
District of Columbia, Revenue:
5.00%, 3/1/2033	$ 555,000	$ 714,800
5.00%, 5/1/2045	1,170,000	1,492,210
Series A, 2.63%, 3/1/2045	635,000	654,437
Series A, 4.00%, 3/1/2037	5,000,000	5,958,725
Series A, 5.00%, 3/1/2027	800,000	975,910
Series A, 5.00%, 3/1/2029	875,000	1,123,437
Series A, 5.00%, 3/1/2036	1,275,000	1,634,291
Series A, 5.00%, 3/1/2039	500,000	642,536
Series B, 5.00%, 10/1/2027	500,000	619,743
Series C, 4.00%, 5/1/2045	500,000	592,634
Series C, 5.00%, 10/1/2029	780,000	1,014,504
Series C, 5.00%, 10/1/2032	2,000,000	2,581,909
Series C, 5.00%, 5/1/2037	1,350,000	1,748,393
District of Columbia, Water & Sewer Authority Revenue:
Series A, 3.25%, 10/1/2037	180,000	194,086
Series A, 5.00%, 10/1/2032	300,000	352,945
Series A, 5.00%, 10/1/2035	675,000	791,348
Series A, 5.00%, 10/1/2036	470,000	550,799
Series A, 5.00%, 10/1/2039	485,000	567,052
Series B, 5.00%, 10/1/2034	290,000	335,981
Series B, 5.00%, 10/1/2043	550,000	675,204
Series B, 5.25%, 10/1/2044	120,000	139,842
Series C, 1.75%, 10/1/2054 (b)	1,000,000	1,029,743
Series C, 5.00%, 10/1/2025	110,000	123,790
Series C, 5.00%, 10/1/2030	250,000	280,391
Series C, 5.00%, 10/1/2031	455,000	509,782
Washington Convention & Sports Authority,Revenue Series A, 5.00%, 10/1/2024	500,000	560,783
Washington Metropolitan Area Transit Authority, Revenue:
5.00%, 7/15/2045	505,000	645,444
Series A, 3.00%, 7/15/2040	500,000	545,148
Series A, 3.00%, 7/15/2043	750,000	811,872
Series A, 4.00%, 7/15/2043	800,000	957,919
Series A, 4.00%, 7/15/2046	765,000	908,921
Series A, 5.00%, 7/15/2025	1,000,000	1,158,936
Series A, 5.00%, 7/15/2033	800,000	1,075,433
Series A, 5.00%, 7/15/2037	500,000	650,542
Series A, 5.00%, 7/15/2038	500,000	649,444
Series A, 5.00%, 7/15/2041	900,000	1,183,762
Series A-1, 5.00%, 7/1/2024	170,000	189,204
Series A-1, 5.00%, 7/1/2026	250,000	297,931
See accompanying notes to financial statements.
30

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A-1, 5.00%, 7/1/2027	$ 565,000	$ 692,231
Series B, 5.00%, 7/1/2024	280,000	311,631
Series B, 5.00%, 7/1/2028	535,000	654,001
Series B, 5.00%, 7/1/2029	150,000	182,763
Series B, 5.00%, 7/1/2030	350,000	424,751
Series B, 5.00%, 7/1/2033	1,250,000	1,511,281
Series B, 5.00%, 7/1/2035	2,900,000	3,499,708
Series B, 5.00%, 7/1/2037	500,000	602,297
		80,294,132
FLORIDA — 3.3%
Alachua County School Board COPs, 5.00%, 7/1/2030 (c)	715,000	936,816
Broward County, FL, School District, General Obligation 5.00%, 7/1/2042	970,000	1,188,066
Broward County, FL, Water & Sewer Utility Revenue Series A, 4.00%, 10/1/2043	750,000	882,175
Central Florida Expressway Authority Revenue 4.00%, 7/1/2039 (c)	535,000	647,922
City of Tallahassee FL Energy System Revenue:
5.00%, 10/1/2030	500,000	579,277
5.00%, 10/1/2031	545,000	631,193
City of Tampa FL Water & Wastewater System Revenue:
4.00%, 10/1/2038	795,000	971,169
Series A, 4.00%, 10/1/2044	2,400,000	2,896,263
County of Broward FL Tourist Development Tax Revenue:
5.00%, 9/1/2025	1,500,000	1,740,217
5.00%, 9/1/2026	1,500,000	1,793,636
5.00%, 9/1/2028	1,500,000	1,876,401
County of Hillsborough FL Revenue 3.00%, 8/1/2046	2,250,000	2,426,376
County of Miami-Dade FL Revenue Series C, 4.00%, 4/1/2036	1,700,000	2,055,265
County of Miami-Dade FL Water & Sewer System Revenue:
4.00%, 10/1/2041	580,000	697,117
4.00%, 10/1/2042	850,000	1,019,828
Series A, 5.00%, 10/1/2030	835,000	969,410
Series B, 4.00%, 10/1/2037	710,000	829,187
Series B, 5.00%, 10/1/2030	1,170,000	1,358,335
County of Miami-Dade FL, General Obligation:
4.00%, 7/1/2035	830,000	1,000,132
Series A, 5.00%, 7/1/2043	1,925,000	2,452,744
See accompanying notes to financial statements.
31

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
County of Miami-Dade Seaport Department Revenue 4.00%, 10/1/2043	$ 800,000	$ 949,297
County of Polk FL Utility System Revenue 4.00%, 10/1/2043	2,900,000	3,475,314
East Central Regional Wastewater Treatment Facilities Operation Board Revenue 5.00%, 10/1/2039	220,000	247,890
Florida Department of Management Services:
Series A, COPs, 2.00%, 11/1/2038	725,000	710,834
Series A, COPs, 3.00%, 11/1/2035	3,065,000	3,411,253
Series A, COPs, 3.00%, 11/1/2036	5,005,000	5,555,071
Series A, COPs, 3.00%, 11/1/2037	950,000	1,049,935
Florida, Department of Transportation Revenue:
3.00%, 7/1/2034	500,000	556,816
3.00%, 7/1/2035	3,040,000	3,374,583
5.00%, 7/1/2032	525,000	656,434
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 6/1/2024	170,000	189,030
Series B, 5.00%, 6/1/2023	195,000	208,092
Series E, 5.00%, 6/1/2022	100,000	101,999
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2023	335,000	358,662
Series A, 5.00%, 7/1/2024	740,000	824,378
Series A, 5.00%, 7/1/2025	430,000	496,856
Series A, 5.00%, 7/1/2026	245,000	292,573
Series A, 5.00%, 7/1/2027	515,000	633,461
Series A, 5.00%, 7/1/2028	750,000	946,918
Series B, 5.00%, 7/1/2023	485,000	519,257
Series B, 5.00%, 7/1/2025	320,000	369,753
Florida, State Department of Environmental Protection Revenue:
5.00%, 7/1/2026	130,000	144,789
Series A, 5.00%, 7/1/2023	270,000	289,113
Series A, 5.00%, 7/1/2025	105,000	121,286
Series A, 5.00%, 7/1/2026	350,000	404,813
Series A, 5.00%, 7/1/2027	545,000	668,056
Series A, 5.00%, 7/1/2028	275,000	345,621
Florida, State Department of Management Services:
Series A, 5.00%, 8/1/2023	195,000	209,508
Series A, 5.00%, 8/1/2025	170,000	196,932
Florida, State Department of Management Services Revenue Series A, 5.00%, 9/1/2025	160,000	185,939
See accompanying notes to financial statements.
32

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Florida, State General Obligation:
5.00%, 7/1/2029	$ 500,000	$ 614,631
Series A, 4.00%, 6/1/2037	225,000	264,422
Series A, 4.00%, 6/1/2038	475,000	557,475
Series A, 5.00%, 6/1/2023	635,000	677,632
Series A, 5.00%, 6/1/2027	500,000	576,428
Series A, 5.00%, 7/1/2027	125,000	149,702
Series B, 5.00%, 6/1/2022	200,000	203,998
Series B, 5.00%, 6/1/2027	100,000	110,939
Series B, 5.00%, 6/1/2028	170,000	188,552
Series B, 5.00%, 6/1/2030	135,000	165,207
Series C, 2.63%, 6/1/2037	300,000	314,534
Series C, 4.00%, 6/1/2025	10,000	10,153
Series C, 4.00%, 6/1/2031	2,855,000	3,324,922
Series C, 5.00%, 6/1/2022	825,000	841,490
Series C, 5.00%, 6/1/2025	60,000	66,624
Series C, 5.00%, 6/1/2026	175,000	194,232
Series C, 5.00%, 6/1/2027	500,000	597,214
Series C, 5.00%, 6/1/2031	2,000,000	2,580,116
Series D, 3.00%, 6/1/2038	1,580,000	1,778,767
Series E, 2.38%, 6/1/2031	295,000	309,477
Series E, 5.00%, 6/1/2024	225,000	250,187
Series F, 5.00%, 6/1/2024	110,000	122,314
Series F, 5.00%, 6/1/2027	135,000	161,248
Series F, 5.00%, 6/1/2029	125,000	148,642
Florida's Turnpike Enterprise Revenue:
Series B, 2.00%, 7/1/2044	565,000	537,243
Series B, 2.13%, 7/1/2046	1,085,000	1,024,402
Series B, 3.00%, 7/1/2043	725,000	794,621
Series B, 5.00%, 7/1/2024	225,000	250,656
Series C, 5.00%, 7/1/2030	300,000	356,491
Fort Lauderdale, FL, Water & Sewer Revenue 4.00%, 9/1/2043	325,000	372,468
Gainesville, FL, Utilities System Revenue:
Series A, 5.00%, 10/1/2023	110,000	118,987
Series A, 5.00%, 10/1/2024	125,000	140,451
Series A, 5.00%, 10/1/2027	2,820,000	3,484,618
Series A, 5.00%, 10/1/2031	790,000	967,257
Series A, 5.00%, 10/1/2032	270,000	330,229
Series A, 5.00%, 10/1/2034	250,000	305,773
Series A, 5.00%, 10/1/2035	500,000	610,935
Series A, 5.00%, 10/1/2036	500,000	610,513
See accompanying notes to financial statements.
33

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2037	$ 500,000	$ 609,592
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue Series B, 5.00%, 10/1/2042	290,000	345,827
Jacksonville, FL, Special Revenue:
5.00%, 10/1/2031	270,000	302,429
Series A, 5.00%, 10/1/2030	270,000	322,541
Series A, 5.00%, 10/1/2033	800,000	1,026,406
Series B, 5.00%, 10/1/2024	580,000	652,202
Series B, 5.00%, 10/1/2025	245,000	285,328
Series B, 5.00%, 10/1/2028	500,000	598,072
Jacksonville, FL, Transit Revenue:
5.00%, 10/1/2027	395,000	459,221
5.00%, 10/1/2029	685,000	794,436
Jacksonville, FL, Transportation Authority Revenue 5.00%, 8/1/2035	385,000	442,738
JEA, FL, Electric System Revenue:
Series A, 5.00%, 10/1/2033	65,000	70,301
Series B, 5.00%, 10/1/2029	215,000	264,748
Series B, 5.00%, 10/1/2030	125,000	153,363
Series III B, 3.38%, 10/1/2034	150,000	152,206
Series III B, 5.00%, 10/1/2026	265,000	317,115
JEA, FL, Water & Sewer System Revenue:
Series A, 3.25%, 10/1/2035	100,000	101,551
Series A, 3.25%, 10/1/2036	250,000	253,852
Series A, 3.38%, 10/1/2037	535,000	543,618
Series A, 3.38%, 10/1/2041	615,000	624,764
Series A, 4.00%, 10/1/2039	425,000	483,615
Series A, 5.00%, 10/1/2028	185,000	229,669
Series A, 5.00%, 10/1/2029	295,000	363,444
JEA,FL, Water & Sewer System Revenue Series A, 5.00%, 10/1/2024	600,000	674,341
Lakeland, FL, Department of Electric Utilities Revenue:
2.88%, 10/1/2029	610,000	656,567
5.00%, 10/1/2025	125,000	145,728
Miami Beach, FL, Stormwater Revenue 5.00%, 9/1/2041	770,000	879,159
Miami Beach, FL, Water & Sewer Revenue 4.00%, 9/1/2042	475,000	532,085
Miami-Dade County, FL, General Obligation:
2.38%, 7/1/2040	955,000	972,579
4.00%, 7/1/2044	655,000	774,197
5.00%, 7/1/2029	130,000	150,016
See accompanying notes to financial statements.
34

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/2034	$ 500,000	$ 593,178
5.00%, 7/1/2043	2,000,000	2,518,003
Series A, 5.00%, 7/1/2023	200,000	214,189
Series A, 5.00%, 7/1/2028	950,000	1,133,069
Series A, 5.00%, 7/1/2029	210,000	249,954
Series A, 5.00%, 7/1/2035	525,000	622,071
Series B, 4.00%, 7/1/2035	100,000	108,323
Series B, 5.00%, 7/1/2029	405,000	449,042
Series D, 5.00%, 7/1/2034	515,000	610,973
Miami-Dade County, FL, Revenue:
Series B, 3.13%, 4/1/2037	230,000	247,607
Series B, 5.00%, 4/1/2025	890,000	1,019,371
Series B, 5.00%, 4/1/2027	305,000	361,213
Series B, 5.00%, 4/1/2028	565,000	667,568
Miami-Dade County, FL, School Board, General Obligation:
3.25%, 3/15/2033	270,000	291,928
5.00%, 3/15/2030	250,000	301,741
5.00%, 3/15/2036	505,000	589,211
5.00%, 3/15/2041	115,000	132,892
Miami-Dade County, FL, Transit System Sales Surtax Revenue:
3.00%, 7/1/2028	150,000	163,240
3.00%, 7/1/2038	585,000	629,364
3.13%, 7/1/2029	130,000	141,548
4.00%, 7/1/2038	2,155,000	2,406,185
Series A, 4.00%, 7/1/2046	3,000,000	3,497,294
Miami-Dade County, FL, Water & Sewer System Revenue:
Series A, 4.00%, 10/1/2044	500,000	567,615
Series B, 3.13%, 10/1/2039	500,000	544,679
Series B, 4.00%, 10/1/2049	3,000,000	3,468,893
Orange County, FL, School Board:
Series A, 5.00%, 8/1/2032	690,000	944,032
Series C, 5.00%, 8/1/2028	500,000	579,868
Series C, 5.00%, 8/1/2029	500,000	579,868
Series C, 5.00%, 8/1/2033	450,000	532,288
Series C, 5.00%, 8/1/2034	175,000	206,570
Series D, 5.00%, 8/1/2029	310,000	359,518
Series D, 5.00%, 8/1/2031	450,000	521,881
Series D, 5.00%, 8/1/2032	110,000	127,571
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 10/1/2028	1,485,000	1,854,626
5.00%, 10/1/2030	280,000	364,212
See accompanying notes to financial statements.
35

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Orlando County, FL, Capital Improvement Special Revenue Series B, 5.00%, 10/1/2043	$ 500,000	$ 617,470
Orlando County, FL, Utilities Commission Revenue:
Series A, 5.00%, 10/1/2029	550,000	678,998
Series A, 5.00%, 10/1/2032	65,000	74,132
Palm Beach County, FL, School Board:
Series A, 5.00%, 8/1/2026	150,000	178,841
Series A, 5.00%, 8/1/2027	1,140,000	1,397,671
Series B, 5.00%, 8/1/2023	115,000	123,404
Series B, 5.00%, 8/1/2028	500,000	628,598
Series C, 5.00%, 8/1/2029	250,000	312,356
Series D, 5.00%, 8/1/2028	100,000	115,150
Palm Beach, FL, Revenue:
5.00%, 5/1/2036	395,000	462,762
5.00%, 5/1/2038	450,000	525,114
Polk, FL, County School District Revenue:
5.00%, 10/1/2029	545,000	704,149
5.00%, 10/1/2031	500,000	643,371
Port State Lucie, FL, Special Assessment:
3.00%, 7/1/2037	410,000	436,702
3.00%, 7/1/2041	510,000	540,905
3.25%, 7/1/2045	125,000	132,439
Reedy Creek, FL, Improvement District, General Obligation:
Series A, 4.00%, 6/1/2031	500,000	573,722
Series A, 4.00%, 6/1/2035	375,000	424,006
Series A, 5.00%, 6/1/2033	500,000	605,362
Series A, 5.00%, 6/1/2036	500,000	603,984
Series A, 5.00%, 6/1/2037	450,000	542,545
School District of Broward County, General Obligation 5.00%, 7/1/2045	625,000	815,111
South Florida Water Management District:
5.00%, 10/1/2027	165,000	194,271
5.00%, 10/1/2031	175,000	204,447
5.00%, 10/1/2032	300,000	350,481
5.00%, 10/1/2035	105,000	122,525
5.00%, 10/1/2036	370,000	430,749
State of Florida Department of Transportation Revenue 3.00%, 7/1/2031	2,005,000	2,271,050
State of Florida Department of Transportation Turnpike System Revenue 3.00%, 7/1/2046	2,220,000	2,389,363
See accompanying notes to financial statements.
36

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
State of Florida, General Obligation Series B, 5.00%, 6/1/2028	$ 950,000	$ 1,198,236
Tallahassee, FL, Energy System Revenue:
5.00%, 10/1/2029	225,000	252,352
5.00%, 10/1/2032	195,000	225,761
5.00%, 10/1/2036	100,000	115,374
Tallahassee, FL, Utility System Revenue:
5.00%, 10/1/2033	225,000	251,959
5.00%, 10/1/2036	600,000	670,321
Tampa, FL, Bay Water Revenue Series A, 5.00%, 10/1/2036	125,000	148,491
Tohopekaliga, FL, Water Authority Utility System Revenue:
4.00%, 10/1/2034	110,000	125,723
5.00%, 10/1/2023	125,000	135,258
		140,563,990
GEORGIA — 2.0%
Athens-Clarke County GA Unified Gov't Water & Sewerage Revenue 5.00%, 1/1/2025	130,000	147,645
Atlanta, GA, Water & Wastewater System Revenue:
5.00%, 11/1/2025	210,000	241,061
5.00%, 7/1/2036	660,000	834,544
Series A, 5.00%, 11/1/2034	425,000	524,883
Series A, 5.00%, 11/1/2037	5,000,000	6,155,843
Series B, 3.50%, 11/1/2043	225,000	248,644
Series B, 5.00%, 11/1/2028	560,000	691,424
Series B, 5.00%, 11/1/2033	3,000,000	3,706,475
Series C, 4.00%, 11/1/2038	3,140,000	3,652,617
Series F-SUB, 5.00%, 7/1/2023	5,000,000	5,353,944
City of Atlanta GA Airport Passenger Facility Charge Revenue Series F-SUB, 5.00%, 7/1/2022	600,000	614,404
City of Atlanta GA Water & Wastewater Revenue 5.00%, 11/1/2030	545,000	673,339
County of Forsyth GA, General Obligation 5.00%, 9/1/2023	1,650,000	1,779,807
Georgia Ports Authority Revenue 3.00%, 7/1/2046	715,000	772,746
Georgia State Road & Tollway Authority Revenue:
Series A-BIDD, 4.00%, 7/15/2035	500,000	623,235
Series A-BIDD, 4.00%, 7/15/2037	9,040,000	11,216,266
Series A-BIDD, 4.00%, 7/15/2044	510,000	621,295
See accompanying notes to financial statements.
37

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Georgia, State General Obligation:
5.00%, 2/1/2024	$ 2,530,000	$ 2,776,267
Series A, 5.00%, 2/1/2026	545,000	644,167
Series A, 5.00%, 7/1/2026	525,000	628,747
Series A, 5.00%, 7/1/2028	900,000	1,139,553
Series A, 5.00%, 8/1/2028	555,000	704,221
Series A, 5.00%, 7/1/2031	165,000	207,193
Series A-1, 5.00%, 2/1/2025	1,470,000	1,677,525
Series A-1, 5.00%, 2/1/2026	215,000	254,121
Series A-2, 5.00%, 2/1/2025	250,000	273,970
Series A-2, 5.00%, 2/1/2031	505,000	611,862
Series A-2, 5.00%, 2/1/2033	1,850,000	2,234,474
Series C, 5.00%, 7/1/2025	4,000,000	4,633,982
Series C, 5.00%, 7/1/2030	510,000	626,581
Series C-1, 4.00%, 1/1/2025	300,000	332,380
Series E, 5.00%, 12/1/2025	360,000	423,127
Series F, 5.00%, 1/1/2024	545,000	596,236
Series F, 5.00%, 1/1/2028	2,200,000	2,666,267
Georgia, State Private Colleges & Universities Authority Revenue:
Series B, 3.00%, 10/1/2043	155,000	162,103
Series B, 4.00%, 10/1/2038	315,000	357,896
Series B, 4.00%, 9/1/2039	4,905,000	5,872,971
Gwinnett County School District, General Obligation 4.00%, 2/1/2036	4,000,000	4,946,376
Henry County School District, General Obligation:
4.00%, 8/1/2024	1,465,000	1,601,016
4.00%, 8/1/2033	2,000,000	2,506,658
Private Colleges & Universities Authority, Revenue:
Series B, 4.00%, 9/1/2041	780,000	929,635
Series B, 5.00%, 9/1/2025	860,000	997,724
State of Georgia, General Obligation:
4.00%, 8/1/2034	885,000	1,087,309
Series A, 3.00%, 7/1/2040	1,825,000	2,049,711
Series A, 3.00%, 7/1/2041	800,000	896,279
Series A, 5.00%, 7/1/2025	580,000	671,927
Series A-BIDDING GROUP 1, 5.00%, 7/1/2029	810,000	1,050,549
Series C, 5.00%, 7/1/2026	1,010,000	1,209,590
Series E, 5.00%, 12/1/2023	2,000,000	2,180,579
		84,809,168
See accompanying notes to financial statements.
38

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
HAWAII — 0.9%
City & County Honolulu HI Wastewater System Revenue:
5.00%, 7/1/2036	$ 1,000,000	$ 1,271,003
Series A, 4.00%, 7/1/2044	500,000	589,022
City & County of Honolulu HI, General Obligation:
5.00%, 9/1/2030	775,000	974,989
VRN, 5.00%, 9/1/2030 (b)	1,200,000	1,277,569
Hawaii, State General Obligation:
5.00%, 10/1/2030	660,000	811,416
Series EO, 5.00%, 8/1/2026	185,000	206,305
Series EY, 5.00%, 10/1/2026	640,000	746,125
Series EY, 5.00%, 10/1/2027	675,000	785,017
Series FB, 4.00%, 4/1/2029	495,000	561,961
Series FE, 5.00%, 10/1/2024	260,000	292,671
Series FG, 4.00%, 10/1/2032	300,000	342,797
Series FG, 5.00%, 10/1/2029	395,000	473,088
Series FH, 4.00%, 10/1/2031	285,000	326,371
Series FH, 5.00%, 10/1/2027	370,000	445,446
Series FK, 4.00%, 5/1/2023	110,000	115,494
Series FK, 5.00%, 5/1/2034	480,000	580,401
Series FN, 5.00%, 10/1/2022	300,000	310,864
Series FN, 5.00%, 10/1/2025	335,000	390,822
Series FT, 4.00%, 1/1/2037	100,000	115,232
Series FT, 5.00%, 1/1/2023	700,000	733,475
Series FT, 5.00%, 1/1/2027	115,000	139,368
Series FT, 5.00%, 1/1/2029	1,500,000	1,860,170
Series FT, 5.00%, 1/1/2031	1,995,000	2,456,696
Series FT, 5.00%, 1/1/2036	250,000	306,941
Series FW, 5.00%, 1/1/2023	1,500,000	1,571,732
Series FW, 5.00%, 1/1/2037	1,500,000	1,881,694
Hawaii, State Highway Revenue:
5.00%, 1/1/2036	500,000	655,727
Series B, 5.00%, 1/1/2025	200,000	227,018
Series B, 5.00%, 1/1/2027	215,000	256,537
Series B, 5.00%, 1/1/2029	265,000	314,643
Honolulu, HI, City & County Board of Water Supply Revenue Series A, 5.00%, 7/1/2029	65,000	72,498
Honolulu, HI, City & County Wastewater System Revenue:
Series A, 4.00%, 7/1/2042	305,000	350,822
Series A, 5.00%, 7/1/2035	500,000	611,530
Series A, 5.00%, 7/1/2036	255,000	300,173
Series A, 5.00%, 7/1/2037	2,115,000	2,578,934
See accompanying notes to financial statements.
39

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series B, 4.00%, 7/1/2032	$ 560,000	$ 634,644
Series B, 4.00%, 7/1/2033	1,810,000	2,048,700
Series B, 5.00%, 7/1/2022	100,000	102,396
Series B, 5.00%, 7/1/2024	170,000	189,429
Honolulu, HI, City & County, General Obligation:
5.00%, 3/1/2031	500,000	650,982
Series A, 5.00%, 10/1/2028	150,000	173,964
Series A, 5.00%, 10/1/2032	185,000	213,516
Series A, 5.00%, 9/1/2034	1,750,000	2,186,952
Series B, 5.00%, 10/1/2029	530,000	614,460
Series B, 5.00%, 10/1/2030	210,000	242,959
Series C, 3.00%, 8/1/2040	1,000,000	1,094,498
Series C, 5.00%, 7/1/2035	915,000	1,189,922
Series C, 5.00%, 7/1/2038	3,000,000	3,870,500
Series D, 5.00%, 9/1/2023	320,000	344,952
University of Hawaii, Revenue Series E, 5.00%, 10/1/2030	525,000	625,445
		39,117,870
IDAHO — 0.0% (a)
Ada & Boise Counties, Independent School District Boise, General Obligation:
5.00%, 8/1/2029	80,000	96,711
5.00%, 8/1/2030	250,000	301,010
		397,721
ILLINOIS — 1.8%
Champaign County Community Unit School District No 4 Champaign, General Obligation:
5.00%, 1/1/2027	730,000	858,529
5.00%, 1/1/2031	545,000	636,016
Chicago, IL, Waterworks Revenue 5.25%, 11/1/2031 (c)	250,000	309,081
Cook County, IL, Revenue 4.00%, 11/15/2039	690,000	779,650
Cook Kane Lake & McHenry Counties, IL, Community College District No. 512, General Obligation Series B, 5.00%, 12/1/2028	535,000	679,178
County of Cook IL Sales Tax Revenue:
Series A, 4.00%, 11/15/2039	4,850,000	5,722,728
Series A, 4.00%, 11/15/2040	3,745,000	4,404,818
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2023	275,000	285,315
See accompanying notes to financial statements.
40

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 1/1/2025	$ 350,000	$ 386,783
4.00%, 7/1/2025	385,000	431,265
4.00%, 12/1/2035	620,000	741,551
4.00%, 12/1/2036	2,000,000	2,383,718
4.00%, 7/1/2037	1,500,000	1,822,012
4.00%, 7/1/2038	2,250,000	2,661,383
4.00%, 7/1/2039	1,215,000	1,464,527
4.00%, 7/1/2040	500,000	601,665
5.00%, 1/1/2022	170,000	170,000
5.00%, 1/1/2023	1,020,000	1,068,359
5.00%, 7/1/2023	165,000	176,603
5.00%, 1/1/2024	455,000	496,725
5.00%, 7/1/2024	430,000	478,803
5.00%, 7/1/2025	150,000	173,209
5.00%, 7/1/2026	390,000	465,346
5.00%, 1/1/2027	285,000	333,823
5.00%, 7/1/2027	1,065,000	1,297,451
5.00%, 1/1/2028	250,000	301,619
5.00%, 7/1/2028	125,000	145,983
5.00%, 7/1/2029	165,000	192,626
5.00%, 1/1/2030	350,000	408,601
5.00%, 7/1/2030	400,000	514,405
5.00%, 7/1/2031	2,000,000	2,570,812
5.00%, 7/1/2032	3,265,000	4,143,837
5.00%, 7/1/2033	1,120,000	1,383,526
5.00%, 7/1/2034	2,575,000	3,291,949
5.00%, 7/1/2036	1,975,000	2,506,616
5.00%, 7/1/2039	1,110,000	1,407,266
Series A, 5.00%, 10/1/2032	750,000	1,023,472
Illinois, State Toll Highway Authority Revenue:
Series A, 4.00%, 1/1/2039	1,250,000	1,466,319
Series A, 5.00%, 12/1/2032	60,000	69,686
Series A, 5.00%, 1/1/2035	480,000	585,772
Series A, 5.00%, 1/1/2042	1,050,000	1,264,581
Series B, 5.00%, 1/1/2030	935,000	1,206,757
Series B, 5.00%, 1/1/2036	1,060,000	1,231,508
Series B, 5.00%, 1/1/2037	445,000	492,772
Series B, 5.00%, 1/1/2040	835,000	963,750
Series C, 5.00%, 1/1/2028	315,000	355,643
Series C, 5.00%, 1/1/2036	215,000	241,377
See accompanying notes to financial statements.
41

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Kane, Cook & DuPage Counties School District No. U-46 Elgin, General Obligation:
Series A, 5.00%, 1/1/2030	$ 385,000	$ 419,017
Series D, 5.00%, 1/1/2032	410,000	445,969
Series D, 5.00%, 1/1/2035	485,000	526,739
Kane, McHenry Cook & De Kalb Counties Unit School District No. 300, General Obligation 5.00%, 1/1/2027	300,000	339,952
Kendall Kane & Will Counties, IL, Community Unit School District No. 308, General Obligation 4.00%, 2/1/2032	510,000	568,230
Metropolitan Water Reclamation District of Greater Chicago, General Obligation:
Series A, 5.00%, 12/1/2024	470,000	531,692
Series A, 5.00%, 12/1/2028	350,000	422,364
Sales Tax Securitization Corp., Revenue:
Series A, 4.00%, 1/1/2040	4,350,000	5,124,264
Series A, 5.00%, 1/1/2028	2,000,000	2,460,856
Series A, 5.00%, 1/1/2029	3,825,000	4,789,523
Series A, 5.00%, 1/1/2030	1,950,000	2,384,934
Series A, 5.00%, 1/1/2035	725,000	882,417
Series A, 5.00%, 1/1/2036	500,000	607,404
Series A, 5.00%, 1/1/2037	900,000	1,157,866
Series A, 5.00%, 1/1/2038	1,015,000	1,229,576
State of Illinois Sales Tax Revenue Series C, 5.00%, 6/15/2022	205,000	209,343
University of Illinois Revenue Series A, 4.00%, 4/1/2035	250,000	278,377
		76,975,938
INDIANA — 0.5%
Hammond, Multi-School Building Corp. Revenue 5.00%, 7/15/2038	3,105,000	3,747,493
Indiana, Finance Authority Revenue:
4.00%, 10/1/2039	500,000	607,090
4.00%, 8/1/2041	300,000	346,402
5.00%, 2/1/2027	110,000	132,048
5.00%, 2/1/2033	925,000	1,149,232
Series A, 5.00%, 6/1/2028	145,000	180,571
Series A, 5.00%, 6/1/2035	145,000	178,317
Series A, 5.00%, 2/1/2037	975,000	1,230,455
Series C, 5.00%, 12/1/2023	145,000	158,034
Series C, 5.00%, 12/1/2024	380,000	430,944
See accompanying notes to financial statements.
42

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 12/1/2025	$ 385,000	$ 452,511
Series C, 5.00%, 6/1/2027	225,000	272,451
Series C, 5.00%, 6/1/2028	270,000	326,099
Series C, 5.00%, 2/1/2029	795,000	993,849
Series C, 5.00%, 2/1/2030	2,310,000	2,878,831
Indiana, University Revenue:
Series A, 5.00%, 6/1/2023	100,000	106,670
Series A, 5.00%, 6/1/2041	2,510,000	2,938,155
Series W-2, 5.00%, 8/1/2026	340,000	380,085
Indianapolis City, Public Utilities Water System Revenue Series A, 5.00%, 10/1/2033	1,000,000	1,254,499
Indianapolis, IN, Local Public Improvement Bond Bank Revenue:
4.00%, 1/1/2037	670,000	767,484
Series A, 4.00%, 2/1/2038	500,000	586,213
Series A, 5.00%, 2/1/2023	605,000	636,022
Series A, 5.00%, 2/1/2030	500,000	636,889
Series A, 5.00%, 2/1/2044	2,010,000	2,488,074
Purdue University Authority Revenue Series EE, 5.00%, 7/1/2035	500,000	652,573
		23,530,991
IOWA — 0.5%
Iowa, Finance Authority Revenue:
5.00%, 8/1/2023	100,000	107,424
5.00%, 8/1/2024	625,000	698,857
5.00%, 8/1/2037	350,000	425,825
5.00%, 8/1/2046	760,000	993,346
Series A, 5.00%, 8/1/2034	500,000	659,720
Series A, 5.00%, 8/1/2035	4,095,000	5,386,834
Series A, 5.00%, 8/1/2039	3,750,000	4,981,496
Iowa, Higher Education Loan Authority Revenue 5.00%, 12/1/2041	400,000	476,307
Iowa, State General Obligation Series A, 5.00%, 6/1/2034	5,000,000	6,513,725
Iowa, State Revenue:
5.00%, 6/15/2023	100,000	106,816
Series A, 5.00%, 6/1/2028	100,000	118,693
		20,469,043
KANSAS — 0.4%
Butler County, KS, Unified School District No. 385 Andover, General Obligation 5.00%, 9/1/2034	350,000	433,303
See accompanying notes to financial statements.
43

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Johnson & Miami Counties, KS, Unified School District No. 230 Spring Hills, General Obligation:
Series B, 4.00%, 9/1/2035	$ 1,200,000	$ 1,357,535
Series B, 4.00%, 9/1/2036	575,000	649,790
Johnson County KS General Obligation Series A, 5.00%, 9/1/2029	550,000	680,922
Johnson County, KS, Unified School District No. 512 Shawnee Mission, General Obligation Series B, 4.00%, 10/1/2036	420,000	481,862
Johnson County, Unified School District No. 233, General Obligation Series B, 5.00%, 9/1/2023	200,000	215,595
Kansas, Development Finance Authority Revenue 5.00%, 5/1/2023	1,790,000	1,900,853
Kansas, State Department of Transportation, Highway Revenue:
5.00%, 9/1/2026	490,000	569,459
5.00%, 9/1/2027	390,000	452,429
5.00%, 9/1/2030	660,000	763,463
5.00%, 9/1/2034	270,000	312,173
Series A, 3.00%, 9/1/2024	150,000	160,299
Series A, 5.00%, 9/1/2026	1,700,000	2,037,107
Series A, 5.00%, 9/1/2029	290,000	324,814
Series A, 5.00%, 9/1/2035	1,280,000	1,559,314
Series A, 5.00%, 9/1/2037	275,000	333,921
Sedgwick County Unified School District No. 259 Wichita, General Obligation Series A, 4.00%, 10/1/2024	105,000	115,243
Wyandotte, County Unified School District No 500 Kansas City, General Obligation Series A, 4.13%, 9/1/2037	2,575,000	2,919,537
		15,267,619
KENTUCKY — 0.0% (a)
Kentucky, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2024	100,000	111,033
Series A, 5.00%, 7/1/2025	160,000	184,215
Series B, 5.00%, 7/1/2024	125,000	138,791
Series B, 5.00%, 7/1/2025	230,000	264,809
Series B, 5.00%, 7/1/2026	120,000	142,538
Louisville and Jefferson County Metropolitan Sewer District Revenue Series A, 2.25%, 5/15/2043	700,000	690,266
See accompanying notes to financial statements.
44

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
University of Kentucky, General Receipts Revenue:
Series A, 3.13%, 10/1/2037	$ 360,000	$ 384,019
Series A, 3.25%, 4/1/2039	255,000	269,440
Series A, 5.00%, 10/1/2026	150,000	177,127
		2,362,238
LOUISIANA — 0.6%
East Baton Rouge, LA, Sewer Commission Revenue:
Series A, 1.30%, 2/1/2041 (b)	755,000	767,394
Series A, 4.00%, 2/1/2038	630,000	744,206
Series A, 4.00%, 2/1/2039	2,000,000	2,358,700
Series A, 4.00%, 2/1/2040	1,355,000	1,595,822
Series A, 4.00%, 2/1/2045	1,485,000	1,730,851
Greater New Orleans, Expressway Commission Revenue 5.00%, 11/1/2047 (c)	305,000	349,524
Louisiana State, Local Government Environmental Facilities & Community Development Authority Revenue 4.00%, 10/1/2041 (c)	100,000	112,549
Louisiana, State Gas & Fuels Tax Revenue:
Series B, 5.00%, 5/1/2023	265,000	281,521
Series B, 5.00%, 5/1/2025	635,000	727,042
Series B, 5.00%, 5/1/2026	100,000	118,181
Series C, 5.00%, 5/1/2027	500,000	608,123
Series C, 5.00%, 5/1/2028	250,000	309,814
Series C, 5.00%, 5/1/2030	405,000	498,963
Series C, 5.00%, 5/1/2037	325,000	396,621
Louisiana, State General Obligation:
Series A, 5.00%, 9/1/2027	560,000	687,003
Series A, 5.00%, 9/1/2030	1,365,000	1,723,263
Series A, 5.00%, 3/1/2033	750,000	971,296
Series A, 5.00%, 3/1/2034	750,000	969,087
Series A, 5.00%, 3/1/2035	740,000	931,594
Series A, 5.00%, 3/1/2036	680,000	853,769
Series A, 5.00%, 3/1/2037	500,000	642,959
Series B, 4.00%, 10/1/2034	285,000	330,641
Series B, 4.00%, 10/1/2035	230,000	266,701
Series B, 4.00%, 10/1/2036	250,000	289,688
Series B, 5.00%, 10/1/2026	875,000	1,052,057
Series B, 5.00%, 8/1/2027	280,000	334,657
Series C, 5.00%, 8/1/2023	210,000	225,451
Series D, 5.00%, 9/1/2029	390,000	465,903
Series D-1, 5.00%, 12/1/2028	350,000	395,211
See accompanying notes to financial statements.
45

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Louisiana, State Highway Improvement Revenue Series A, 5.00%, 6/15/2031	$ 70,000	$ 77,944
State of Louisiana, General Obligation:
5.00%, 3/1/2037	1,225,000	1,613,224
Series A, 5.00%, 3/1/2026	2,170,000	2,562,099
Series A, 5.00%, 4/1/2030	500,000	605,399
Series A, 5.00%, 3/1/2039	500,000	640,310
		26,237,567
MAINE — 0.2%
Maine, State General Obligation:
Series B, 5.00%, 6/1/2027	700,000	859,482
Series D, 5.00%, 6/1/2026	110,000	131,122
Series D, 5.00%, 6/1/2028	3,435,000	4,330,122
Maine, State Governmental Facilities Authority Revenue 4.00%, 10/1/2033	1,100,000	1,315,719
Maine, State Turnpike Authority Revenue:
Series A, 4.00%, 11/1/2039	425,000	507,495
Series C, 5.00%, 11/1/2027	130,000	145,979
Series C, 5.00%, 11/1/2037	155,000	189,060
		7,478,979
MARYLAND — 3.9%
Baltimore, MD, General Obligation:
4.00%, 3/1/2033	1,460,000	1,782,694
4.00%, 3/1/2034	565,000	678,082
4.00%, 3/1/2035	1,000,000	1,199,651
5.00%, 3/1/2025	1,050,000	1,201,191
5.00%, 3/1/2026	775,000	917,492
5.00%, 3/1/2031	850,000	1,114,402
Baltimore, MD, Revenue:
5.00%, 3/1/2028	200,000	249,666
Series A, 4.00%, 7/1/2044	2,680,000	3,134,376
Series A, 5.00%, 7/1/2046	230,000	276,316
Series B, 4.00%, 7/1/2035	330,000	376,045
Baltimore, MD, State General Obligation:
Series B, 5.00%, 10/15/2023	1,300,000	1,408,937
Series B, 5.00%, 10/15/2024	250,000	281,832
Series B, 5.00%, 10/15/2027	500,000	619,731
County of Anne Arundel MD, General Obligation 5.00%, 10/1/2029	995,000	1,293,281
See accompanying notes to financial statements.
46

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
County of Baltimore MD, General Obligation 5.00%, 3/1/2029	$ 900,000	$ 1,156,975
County of Frederick MD, General Obligation Series A, 4.00%, 10/1/2032	1,750,000	2,205,956
County of Montgomery, MD, General Obligation:
5.00%, 11/1/2025	540,000	632,440
Series D, 4.00%, 11/1/2029	525,000	618,784
Harford County, MD, General Obligation Series B, 5.00%, 7/1/2026	500,000	598,315
Howard County, MD, General Obligation:
Series A, 5.00%, 2/15/2031	4,000,000	4,969,304
Series D, 5.00%, 2/15/2026	520,000	614,696
Series D, 5.00%, 2/15/2029	1,970,000	2,457,157
Maryland State Transportation Authority Series A, 5.00%, 7/1/2046	4,475,000	5,837,918
Maryland, Stadium Authority Revenue:
5.00%, 5/1/2027	1,020,000	1,237,606
5.00%, 5/1/2031	4,925,000	6,080,405
5.00%, 5/1/2034	2,000,000	2,457,314
5.00%, 5/1/2038	200,000	244,262
Maryland, State Department of Transportation Revenue:
4.00%, 9/1/2025	445,000	501,904
4.00%, 12/15/2025	290,000	310,751
4.00%, 11/1/2027	850,000	934,264
4.00%, 5/1/2028	1,225,000	1,361,081
5.00%, 12/15/2023	175,000	190,961
5.00%, 2/1/2024	345,000	362,805
5.00%, 11/1/2024	7,195,000	8,127,079
5.00%, 11/1/2026	105,000	118,562
5.00%, 5/1/2027	1,435,000	1,645,154
5.00%, 10/1/2033	520,000	687,761
Maryland, State General Obligation:
4.00%, 6/1/2027	1,060,000	1,151,909
4.00%, 6/1/2028	1,245,000	1,349,878
4.00%, 6/1/2030	100,000	108,297
5.00%, 6/1/2024	605,000	672,725
5.00%, 8/1/2031	825,000	1,035,375
5.00%, 8/1/2032	560,000	739,927
5.00%, 8/1/2035	950,000	1,248,786
Series A, 4.00%, 3/15/2030	1,760,000	2,047,766
Series A, 5.00%, 3/15/2022	100,000	100,962
Series A, 5.00%, 3/15/2023	8,050,000	8,511,106
See accompanying notes to financial statements.
47

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2023	$ 260,000	$ 279,387
Series A, 5.00%, 8/1/2024	275,000	307,799
Series A, 5.00%, 3/1/2025	210,000	221,651
Series A, 5.00%, 3/15/2025	1,020,000	1,168,868
Series A, 5.00%, 8/1/2025	360,000	418,145
Series A, 5.00%, 3/1/2026	225,000	237,483
Series A, 5.00%, 3/15/2026	1,060,000	1,256,964
Series A, 5.00%, 8/1/2026	5,255,000	6,307,416
Series A, 5.00%, 3/15/2027	1,130,000	1,381,271
Series A, 5.00%, 8/1/2027	4,915,000	6,071,203
Series A, 5.00%, 3/1/2028	2,000,000	2,507,574
Series A, 5.00%, 3/15/2028	2,330,000	2,893,402
Series A, 5.00%, 8/1/2028	500,000	633,701
Series A, 5.00%, 3/15/2029	850,000	1,093,669
Series A, 5.00%, 8/1/2029	2,000,000	2,595,352
Series A, 5.00%, 3/15/2030	500,000	622,496
Series A, 5.00%, 3/15/2031	1,060,000	1,320,017
Series A, 5.00%, 8/1/2031	9,000,000	11,593,328
Series A GROUP 2, 4.00%, 3/15/2035	3,260,000	3,955,432
Series B, 4.00%, 8/1/2025	180,000	202,695
Series B, 5.00%, 8/1/2022	550,000	565,355
Series B, 5.00%, 8/1/2025	1,005,000	1,167,322
Series B, 5.00%, 8/1/2026	2,030,000	2,436,547
Series B, 5.00%, 8/1/2027	680,000	839,963
Series C, 5.00%, 8/1/2024	850,000	951,379
Series GRO, 5.00%, 3/15/2029	675,000	868,502
Maryland, State Health & Higher Educational Facilities Authority Revenue Series B, 5.00%, 7/1/2022	100,000	102,396
Maryland, State Transportation Authority Revenue 3.25%, 7/1/2036	150,000	164,487
Montgomery, MD, State General Obligation:
Series A, 3.00%, 8/1/2032	900,000	1,034,896
Series A, 3.00%, 11/1/2034	500,000	562,044
Series B, 4.00%, 12/1/2025	355,000	378,940
Series B, 5.00%, 6/1/2023	500,000	533,642
Series B, 5.00%, 12/1/2024	105,000	114,358
Series C, 4.00%, 10/1/2030	410,000	482,673
Prince George's County, MD, General Obligation:
Series A, 5.00%, 7/1/2023	500,000	535,550
Series A, 5.00%, 7/15/2025	675,000	782,540
Series A, 5.00%, 7/15/2028	7,000,000	8,861,757
See accompanying notes to financial statements.
48

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 9/15/2029	$ 525,000	$ 683,081
State of Maryland Department of Transportation 5.00%, 10/1/2028	525,000	631,410
State of Maryland, General Obligation:
5.00%, 8/1/2023	2,000,000	2,149,131
5.00%, 3/15/2024	3,540,000	3,903,118
5.00%, 8/1/2027	3,285,000	4,057,762
5.00%, 8/1/2028	405,000	513,298
Series A, 5.00%, 8/1/2034	4,690,000	6,328,678
Washington, MD, Suburban Sanitary Commission, Revenue:
2.00%, 12/1/2044	2,380,000	2,298,692
2.65%, 6/1/2026	500,000	522,365
3.00%, 6/1/2027	800,000	895,237
3.00%, 6/15/2034	285,000	310,171
4.00%, 6/1/2036	2,295,000	2,721,976
5.00%, 6/15/2022	500,000	510,920
5.00%, 6/15/2024	200,000	222,730
		166,050,654
MASSACHUSETTS — 4.0%
Boston, MA, General Obligation:
Series A, 5.00%, 3/1/2023	810,000	854,940
Series A, 5.00%, 5/1/2023	3,000,000	3,189,515
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue:
Series A, 5.00%, 6/15/2025	750,000	833,388
Series A, 5.00%, 6/15/2026	525,000	604,935
Commonwealth of Massachusetts Transportation Fund Revenue:
5.00%, 6/1/2035	590,000	651,833
5.00%, 6/1/2041	1,620,000	2,004,628
Series A, 5.00%, 6/1/2024	120,000	133,341
Series A, 5.00%, 6/1/2027	160,000	177,379
Series A, 5.00%, 6/1/2032	2,235,000	2,473,210
Series A, 5.00%, 6/1/2034	865,000	956,093
Series A, 5.00%, 6/1/2043	105,000	129,424
Series A, 5.25%, 6/1/2043	3,000,000	3,761,342
Commonwealth of Massachusetts, General Obligation:
2.00%, 9/1/2042	1,600,000	1,539,604
2.38%, 9/1/2043	5,505,000	5,562,947
2.38%, 9/1/2044	1,650,000	1,663,436
2.38%, 9/1/2046	800,000	803,162
5.00%, 7/1/2030	500,000	661,281
See accompanying notes to financial statements.
49

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2024	$ 670,000	$ 747,640
Series D, 5.00%, 2/1/2033	635,000	767,671
Massachusetts Clean Water Trust Revenue Series 23B, 5.00%, 2/1/2031	1,000,000	1,341,732
Massachusetts School Building Authority, Revenue Series A, 5.00%, 8/15/2033	500,000	657,755
Massachusetts, Bay Transportation Authority, Revenue Series A, 2.00%, 7/1/2028	140,000	147,104
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
4.00%, 5/1/2025	805,000	898,791
5.00%, 7/1/2029	850,000	1,096,733
5.00%, 7/1/2036	1,500,000	1,868,120
Series A, Zero Coupon, 7/1/2029	2,500,000	2,204,269
Series A, Zero Coupon, 7/1/2032	2,000,000	1,601,426
Series A, 5.00%, 7/1/2041	640,000	776,978
Series A, 5.00%, 7/1/2042	2,295,000	2,780,395
Series A-1, 4.00%, 7/1/2039	550,000	671,502
Series B, 5.00%, 7/1/2026	250,000	288,320
Series B, 5.00%, 7/1/2030	145,000	166,501
Massachusetts, State Clean Water Trust Revenue:
5.00%, 2/1/2031	250,000	293,075
Series 20, 5.00%, 2/1/2030	905,000	1,028,090
Series 20, 5.00%, 2/1/2042	50,000	56,777
Massachusetts, State Clean Water Trust, Revenue 5.00%, 8/1/2026	500,000	600,135
Massachusetts, State College Building Authority Revenue:
Series A, 4.00%, 5/1/2029	1,975,000	2,178,892
Series A, 5.00%, 5/1/2037	250,000	287,187
Massachusetts, State Development Finance Agency Revenue:
5.00%, 4/1/2032	130,000	158,377
5.00%, 10/1/2033 (b)	500,000	540,026
Series A, 4.00%, 7/15/2036	575,000	656,823
Series A, 5.00%, 7/15/2022	700,000	718,121
Series A, 5.00%, 7/15/2027	100,000	119,757
Series A, 5.00%, 7/15/2028	115,000	137,466
Series A, 5.00%, 7/15/2030	140,000	167,097
Series A, 5.00%, 10/15/2030	3,940,000	5,267,501
Series A, 5.00%, 7/15/2033	1,135,000	1,352,185
Series T, 4.00%, 7/1/2042	100,000	113,194
Massachusetts, State General Obligation:
3.00%, 7/1/2039	3,615,000	3,974,663
5.00%, 7/1/2027	600,000	738,741
See accompanying notes to financial statements.
50

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/2029	$ 675,000	$ 873,758
5.00%, 7/1/2045	1,675,000	2,131,198
Series A, 3.00%, 3/1/2035	3,645,000	4,090,401
Series A, 5.00%, 1/1/2024	3,675,000	4,018,948
Series A, 5.00%, 7/1/2025	585,000	677,057
Series A, 5.00%, 7/1/2029	4,250,000	5,056,064
Series A, 5.00%, 3/1/2032	1,215,000	1,335,052
Series A, 5.00%, 4/1/2034	100,000	121,467
Series A, 5.00%, 3/1/2036	1,130,000	1,240,667
Series A, 5.00%, 4/1/2036	190,000	230,818
Series A, 5.00%, 1/1/2037	100,000	122,975
Series A, 5.00%, 3/1/2037	110,000	120,774
Series A, 5.00%, 4/1/2037	150,000	182,228
Series A, 5.00%, 3/1/2038	100,000	109,787
Series A, 5.00%, 1/1/2042	135,000	165,457
Series A, 5.00%, 4/1/2042	250,000	302,376
Series A, 5.00%, 1/1/2044	3,000,000	3,678,492
Series A, 5.00%, 1/1/2045	1,150,000	1,407,679
Series A, 5.25%, 1/1/2044	800,000	1,014,183
Series B, 2.50%, 3/1/2043	500,000	509,151
Series B, 5.00%, 7/1/2023	800,000	856,756
Series B, 5.00%, 7/1/2024	900,000	1,004,292
Series B, 5.00%, 7/1/2027	115,000	141,592
Series B, 5.00%, 7/1/2028	830,000	1,049,120
Series B, 5.00%, 7/1/2030	250,000	330,641
Series B, 5.00%, 7/1/2033	1,045,000	1,241,280
Series B, 5.00%, 7/1/2036	100,000	118,806
Series B, 5.00%, 4/1/2037	3,850,000	4,677,192
Series C, 5.00%, 10/1/2026	1,170,000	1,409,790
Series C, 5.00%, 10/1/2027	350,000	433,820
Series D, 3.00%, 11/1/2038	750,000	829,006
Series D, 3.00%, 11/1/2041	2,200,000	2,407,624
Series D, 3.00%, 11/1/2042	1,975,000	2,154,250
Series D, 4.00%, 11/1/2036	900,000	1,103,161
Series D, 4.00%, 11/1/2037	5,000,000	6,114,883
Series D, 4.00%, 11/1/2041	650,000	787,036
Series D, 5.00%, 7/1/2023	605,000	647,921
Series D, 5.00%, 7/1/2027	250,000	307,809
Series E, 3.00%, 12/1/2023	2,000,000	2,103,301
Series E, 3.00%, 11/1/2035	5,495,000	5,971,058
Series E, 3.00%, 4/1/2044	180,000	189,443
See accompanying notes to financial statements.
51

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series E, 4.00%, 9/1/2039	$ 1,250,000	$ 1,391,290
Series E, 4.00%, 9/1/2041	1,100,000	1,222,162
Series E, 4.00%, 4/1/2042	1,980,000	2,179,725
Series E, 5.00%, 9/1/2027	965,000	1,193,470
Series E, 5.00%, 11/1/2027	960,000	1,192,507
Series E, 5.00%, 9/1/2029	380,000	391,949
Series F, 5.00%, 11/1/2040	510,000	629,154
Series G, 5.00%, 9/1/2029	500,000	649,590
Series H, 5.00%, 12/1/2022	195,000	203,554
Series I, 5.00%, 12/1/2034	395,000	474,955
Series J, 4.00%, 12/1/2039	225,000	257,660
Series J, 4.00%, 12/1/2045	150,000	171,248
Series J, 5.00%, 12/1/2036	110,000	132,276
Series J, 5.00%, 12/1/2037	2,710,000	3,258,865
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A, 4.00%, 8/15/2045	2,500,000	2,973,745
Series A, 5.00%, 2/15/2033	110,000	120,809
Series A, 5.00%, 2/15/2036	1,655,000	1,817,625
Series A, 5.00%, 2/15/2049	1,585,000	1,871,150
Series B, 4.00%, 2/15/2040	400,000	428,726
Series B, 5.00%, 11/15/2029	125,000	149,832
Series C, 5.00%, 8/15/2025	135,000	156,964
Series C, 5.00%, 11/15/2034	420,000	503,397
Massachusetts, State Water Resources Authority Revenue:
Series B, 5.00%, 8/1/2027	4,450,000	5,491,330
Series C-GREEN BOND, 4.00%, 8/1/2040	160,000	181,975
Series C-GREEN BOND, 5.00%, 8/1/2031	2,050,000	2,512,878
Series C-GREEN BOND, 5.00%, 8/1/2040	3,340,000	4,007,226
Massachusetts, Transportation Trust Fund, Metropolitan Highway System Revenue:
Series A, 5.00%, 1/1/2028	2,000,000	2,491,129
Series C, 5.00%, 1/1/2024	1,795,000	1,959,229
Series C, 5.00%, 1/1/2032	850,000	1,075,562
University of Massachusetts Building Authority Revenue:
5.00%, 11/1/2037	140,000	172,364
Series 1, 5.00%, 11/1/2032	1,000,000	1,289,430
Series 1, 5.00%, 11/1/2033	2,000,000	2,576,708
Series 1, 5.00%, 11/1/2039	40,000	45,219
Series 1, 5.00%, 11/1/2044	105,000	118,701
Series 1-UNIVERSITY OF MAS, 5.25%, 11/1/2042	825,000	1,030,386
See accompanying notes to financial statements.
52

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2019-1, 5.00%, 5/1/2029	$ 2,270,000	$ 2,916,324
		168,909,929
MICHIGAN — 1.0%
Campbell Union High School District, General Obligation 5.00%, 5/1/2031	500,000	634,682
Lansing Board of Water & Light Revenue Series A, 5.00%, 7/1/2044	2,350,000	2,938,245
Macomb, MI, Interceptor Drain Drainage District, Special Assessment Series A, 5.00%, 5/1/2032	335,000	405,050
Michigan, State Building Authority Revenue:
5.00%, 4/15/2026	2,000,000	2,369,654
5.00%, 4/15/2030	155,000	179,715
5.00%, 4/15/2031	545,000	632,015
Series B, 5.00%, 2/15/2038	1,775,000	2,213,182
Series B, 5.00%, 2/15/2044	1,500,000	1,851,779
Series I, 3.00%, 10/15/2045	1,800,000	1,942,354
Series I, 4.00%, 10/15/2040	3,300,000	4,015,417
Series I, 4.00%, 10/15/2041	2,845,000	3,447,522
Series I, 5.00%, 10/15/2028	100,000	119,645
Series I, 5.00%, 10/15/2030	390,000	464,192
Series I, 5.00%, 10/15/2032	255,000	302,984
Series I, 5.00%, 10/15/2033	330,000	391,757
Series I, 5.00%, 4/15/2038	295,000	339,813
Series I, 5.00%, 4/15/2041	130,000	151,809
Michigan, State Building Authority, General Obligation 5.00%, 5/15/2035	1,940,000	2,516,709
Michigan, State Finance Authority Revenue:
4.00%, 11/1/2045	3,000,000	3,508,877
5.00%, 11/1/2034	285,000	356,711
5.00%, 11/1/2036	250,000	311,962
Series B, 5.00%, 10/1/2025	230,000	268,605
Series B, 5.00%, 10/1/2028	250,000	301,758
Series I, 4.00%, 10/15/2035	225,000	254,820
Series I, 5.00%, 4/15/2022	295,000	299,043
Series I, 5.00%, 4/15/2024	510,000	563,093
Series I, 5.00%, 4/15/2028	175,000	203,214
Michigan, State General Obligation:
3.00%, 5/1/2030	250,000	270,423
3.00%, 5/15/2039	2,440,000	2,709,452
Series B, 5.00%, 11/1/2022	150,000	155,997
See accompanying notes to financial statements.
53

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Portage, MI, Public School, General Obligation 5.00%, 11/1/2028	$ 145,000	$ 171,839
State of Michigan Trunk Line Revenue:
4.00%, 11/15/2044	500,000	603,495
5.00%, 11/15/2025	1,640,000	1,917,764
State of Michigan, General Obligation 4.00%, 5/15/2037	1,715,000	2,067,953
University of Michigan, Revenue:
4.00%, 4/1/2035	300,000	338,705
5.00%, 4/1/2040	465,000	544,866
Series A, 5.00%, 4/1/2025	225,000	258,177
Series A, 5.00%, 4/1/2034	450,000	546,088
Series A, 5.00%, 4/1/2042	545,000	654,844
		41,224,210
MINNESOTA — 1.1%
Anoka-Hennepin Independent School District No 11, General Obligation 3.00%, 2/1/2045	780,000	833,042
Duluth, Independent School District No. 709:
Series A, 4.00%, 2/1/2027	115,000	129,939
Series A, 4.00%, 2/1/2028	100,000	112,660
Series A, 5.00%, 2/1/2026	500,000	579,771
Elk River, Independent School District No 728, General Obligation Series A, 2.00%, 2/1/2034	845,000	856,934
Hennepin, MN, Sales Tax Revenue:
5.00%, 12/15/2026	525,000	572,129
5.00%, 12/15/2029	225,000	245,060
Metropolitan Council, Minneapolis-Saint Paul, MN, Metropolitan Area, General Obligation:
Series C, 3.00%, 3/1/2027	360,000	394,847
Series C, 5.00%, 3/1/2025	125,000	142,829
Series C, 5.00%, 12/1/2028	3,000,000	3,819,977
Minneapolis, St. Paul Metropolitan Airports Commission Revenue:
Series A, 5.00%, 1/1/2031	3,840,000	4,594,407
Series C, 5.00%, 1/1/2036	100,000	119,075
Minnesota, State Revenue Series A, 5.00%, 6/1/2027	105,000	111,787
Minnesota, State General Obligation:
Series A, 5.00%, 8/1/2024	750,000	838,835
Series A, 5.00%, 8/1/2028	150,000	173,937
Series A, 5.00%, 10/1/2028	205,000	253,716
See accompanying notes to financial statements.
54

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2037	$ 5,000,000	$ 6,402,873
Series A, 5.00%, 8/1/2038	1,500,000	1,892,287
Series B, 4.00%, 8/1/2026	520,000	599,921
Series B, 5.00%, 8/1/2025	710,000	823,851
Series D, 5.00%, 8/1/2022	120,000	123,372
Series D, 5.00%, 10/1/2026	325,000	391,608
Series E, 5.00%, 10/1/2027	100,000	124,012
Minnesota, State Public Facilities Authority Revenue Series B, 4.00%, 3/1/2026	130,000	148,331
North State Paul-Maplewood-Oakdale Independent School District No 622 Series A, 3.00%, 2/1/2039	3,000,000	3,252,185
South Washington County, MN, Independent School District No. 833, General Obligation Series A, 4.00%, 2/1/2029	325,000	366,101
State of Minnesota, General Obligation:
4.00%, 9/1/2037	1,400,000	1,738,391
4.00%, 9/1/2038	540,000	668,679
Series A, 5.00%, 8/1/2025	1,225,000	1,421,433
Series A, 5.00%, 8/1/2027	640,000	789,370
Series D, 5.00%, 10/1/2028	540,000	668,326
State of Mississippi, General Obligation Series A, 5.00%, 8/1/2035	1,495,000	1,875,737
University of Minnesota, Revenue:
Series A, 5.00%, 9/1/2040	485,000	590,957
Series A, 5.00%, 4/1/2041	350,000	408,100
Series A, 5.00%, 9/1/2041	200,000	243,329
Series B, 5.00%, 12/1/2027	2,965,000	3,685,260
Series B, 5.00%, 10/1/2028	3,000,000	3,809,105
Virginia, Independent School District No 706, General Obligation Series A, 5.00%, 2/1/2031	900,000	1,107,889
		44,910,062
MISSISSIPPI — 0.2%
Mississippi, State Development Bank Revenue:
5.00%, 8/1/2027	415,000	501,504
Series A, 5.00%, 8/1/2027	250,000	302,111
Mississippi, State General Obligation:
Series A, 5.00%, 10/1/2027	330,000	385,256
Series A, 5.00%, 10/1/2031	1,850,000	2,295,402
Series A, 5.00%, 6/1/2032	1,605,000	2,090,767
Series A, 5.00%, 10/1/2032	415,000	514,915
See accompanying notes to financial statements.
55

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2034	$ 135,000	$ 167,502
Series B, 3.00%, 10/1/2035	795,000	887,863
Series B, 5.00%, 12/1/2026	110,000	133,158
Series B, 5.00%, 12/1/2028	250,000	301,792
Series B, 5.00%, 12/1/2030	1,880,000	2,278,823
Series B, 5.00%, 12/1/2031	150,000	181,821
Series B, 5.00%, 12/1/2033	120,000	130,738
Series B, 5.00%, 12/1/2034	100,000	121,214
Series B, 5.00%, 12/1/2036	100,000	121,214
Series C, 5.00%, 10/1/2027	195,000	227,651
Mississippi, State University Educational Building Corp., Revenue Series A, 4.00%, 8/1/2043	135,000	154,830
		10,796,561
MISSOURI — 0.4%
County of State Louis MO Revenue Series A, 3.00%, 12/1/2031	500,000	556,001
Kansas City, MO, General Obligation:
Series A, 5.00%, 2/1/2027	530,000	642,351
Series A, 5.00%, 2/1/2028	225,000	279,815
Kansas City, MO, Sanitary Sewer System Revenue:
Series A, 4.00%, 1/1/2040	320,000	348,554
Series A, 4.00%, 1/1/2042	1,000,000	1,163,362
Series A, 5.00%, 1/1/2029	120,000	135,527
Series A, 5.00%, 1/1/2032	100,000	123,252
Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue:
Series A, 5.00%, 5/1/2028	305,000	373,446
Series A, 5.00%, 5/1/2037	350,000	421,705
Series A, 5.00%, 5/1/2042	4,865,000	5,827,208
Series B, 5.00%, 5/1/2034	220,000	251,576
Series C, 4.00%, 5/1/2041	2,590,000	2,972,264
Missouri State, Environmental Improvement & Resources Authority Revenue Series B, 5.00%, 1/1/2026	925,000	1,071,487
Missouri, State Board of Public Buildings Revenue Series A, 4.00%, 4/1/2024	150,000	162,265
Missouri, State Highways & Transit Commission, State Road Revenue, Series B, 5.00%, 11/1/2024	500,000	564,773
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien Series A, 5.00%, 5/1/2025	405,000	448,622
See accompanying notes to financial statements.
56

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
North Kansas City, MO, School District No. 74, General Obligation 4.00%, 3/1/2029	$ 25,000	$ 28,324
Springfield, MO, State Public Utility Revenue 5.00%, 8/1/2023	200,000	215,012
		15,585,544
NEBRASKA — 0.3%
Lincoln City, NE, Electric System Revenue:
5.00%, 9/1/2030	2,000,000	2,416,198
5.00%, 9/1/2032	310,000	373,209
5.00%, 9/1/2034	310,000	372,352
Omaha School District, General Obligation 2.00%, 12/15/2042	1,545,000	1,476,022
Omaha, NE, State Public Power District Electric Revenue:
Series A, 5.00%, 2/1/2024	155,000	169,816
Series A, 5.00%, 2/1/2028	465,000	545,524
University of Nebraska Facilities Corp. Revenue:
5.00%, 7/15/2027	560,000	688,503
5.00%, 7/15/2030	1,000,000	1,251,758
5.00%, 7/15/2031	725,000	978,358
Series A, 4.00%, 7/15/2030	500,000	578,263
University of Nebraska Facilities Corp., Revenue Series A, 4.00%, 7/15/2024	2,500,000	2,729,695
		11,579,698
NEVADA — 0.8%
City of Henderson NV, General Obligation 4.00%, 6/1/2045	800,000	946,156
Clark County, NV, General Obligation:
3.00%, 7/1/2035	800,000	861,358
4.00%, 7/1/2031	650,000	750,882
5.00%, 6/1/2022	300,000	305,959
5.00%, 6/1/2025	430,000	495,728
5.00%, 6/1/2026	150,000	178,658
5.00%, 6/1/2027	110,000	134,734
5.00%, 11/1/2028	145,000	165,483
5.00%, 6/1/2031	850,000	1,083,286
Series A, 5.00%, 11/1/2024	180,000	203,155
Series A, 5.00%, 11/1/2026	420,000	498,135
Series A, 5.00%, 6/1/2027	140,000	171,479
Series A, 5.00%, 11/1/2029	575,000	677,119
Series A, 5.00%, 6/1/2031	2,165,000	2,681,846
Series B, 5.00%, 11/1/2023	110,000	119,352
See accompanying notes to financial statements.
57

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 11/1/2024	$ 170,000	$ 191,869
Series B, 5.00%, 11/1/2025	100,000	116,952
Series B, 5.00%, 11/1/2026	180,000	217,157
Series B, 5.00%, 11/1/2028	120,000	144,201
Series B, 5.00%, 12/1/2030	525,000	660,688
Series B, 5.00%, 12/1/2032	1,685,000	2,111,110
Series B, 5.00%, 12/1/2033	1,020,000	1,276,251
Series C, 3.00%, 7/1/2038	1,695,000	1,853,280
Series C, 4.00%, 7/1/2033	1,500,000	1,783,429
Clark County, NV, Revenue:
5.00%, 7/1/2024	105,000	117,000
5.00%, 7/1/2030	2,750,000	3,597,957
5.00%, 7/1/2036	125,000	150,793
Clark County, NV, School District, General Obligation Series A, 5.00%, 6/15/2024	100,000	110,846
Clark County, Water Reclamation District, General Obligation:
5.00%, 7/1/2023	130,000	139,122
5.00%, 7/1/2025	250,000	289,058
5.00%, 7/1/2026	995,000	1,189,180
5.00%, 7/1/2027	200,000	238,247
Las Vegas Valley, NV, Water District, General Obligation:
Series A, 5.00%, 6/1/2027	175,000	207,930
Series A, 5.00%, 6/1/2030	3,100,000	4,048,640
Series A, 5.00%, 6/1/2031	125,000	147,745
Series A, 5.00%, 6/1/2032	100,000	118,100
Series A, 5.00%, 6/1/2037	200,000	235,630
Series B, 5.00%, 12/1/2025	150,000	172,818
Series C, 3.00%, 6/1/2033	850,000	958,394
Los Angeles, NV, General Obligation:
Series C, 4.00%, 9/1/2036	300,000	333,142
Series C, 4.00%, 9/1/2037	140,000	155,286
Nevada, State Highway Improvement Revenue:
3.38%, 12/1/2034	750,000	831,853
4.00%, 12/1/2032	910,000	1,046,762
5.00%, 12/1/2026	310,000	368,482
5.00%, 12/1/2028	560,000	663,768
5.00%, 12/1/2030	185,000	224,908
Truckee Meadows, NV, Water Authority Revenue:
5.00%, 7/1/2031	105,000	124,465
5.00%, 7/1/2034	145,000	171,037
		33,269,430
See accompanying notes to financial statements.
58

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
NEW HAMPSHIRE — 0.0% (a)
New Hampshire Municipal Bond Bank, Revenue Series D, 4.00%, 8/15/2039	$ 650,000	$ 727,879
NEW JERSEY — 0.4%
Hudson County, NJ, General Obligation 3.00%, 11/15/2041	1,700,000	1,848,737
Hudson County, NJ, Improvement Authority Revenue:
4.00%, 10/1/2040	1,540,000	1,849,153
5.00%, 5/1/2041	500,000	581,387
Monmouth County Improvement Authority Revenue Series B, 5.00%, 12/1/2025	550,000	645,509
New Brunswick, NJ, Parking Authority Revenue Series A, 5.00%, 9/1/2032	120,000	142,038
New Jersey, State Educational Facilities Authority Revenue:
Series B, 5.00%, 7/1/2022	750,000	768,042
Series B, 5.00%, 7/1/2031	1,030,000	1,261,262
Series C, 2.00%, 3/1/2041	1,635,000	1,582,457
Series I-PRINCETON UNIVERSITY, 4.00%, 7/1/2040	235,000	270,858
Series I-PRINCETON UNIVERSITY, 5.00%, 7/1/2034	665,000	813,740
Ocean,NJ, General Obligation 2.25%, 9/15/2033	1,500,000	1,551,164
Toms River, NJ, Board of Education, General Obligation:
3.00%, 7/15/2032	1,440,000	1,529,869
3.00%, 7/15/2035	1,000,000	1,059,197
Union County, NJ, General Obligation Series A & B, 3.00%, 3/1/2027	1,410,000	1,525,998
		15,429,411
NEW MEXICO — 0.3%
Albuquerque, NM, Municipal School District No. 12, General Obligation:
Series 2017, 5.00%, 8/1/2024	210,000	234,701
Series 2017, 5.00%, 8/1/2025	230,000	266,437
Series 2017, 5.00%, 8/1/2027	645,000	771,591
Series B, 5.00%, 8/1/2023	1,400,000	1,503,930
New Mexico, State Finance Authority Revenue:
Series A, 5.00%, 6/15/2024	1,520,000	1,688,800
Series B1, 5.00%, 6/15/2027	115,000	127,801
New Mexico, State General Obligation:
5.00%, 3/1/2024	255,000	280,424
Series A, 5.00%, 3/1/2022	100,000	100,773
See accompanying notes to financial statements.
59

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
New Mexico, State Severance Tax Permanent Fund Revenue:
Series A, 5.00%, 7/1/2025	$ 120,000	$ 138,522
Series B, 4.00%, 7/1/2022	340,000	346,457
Series B, 4.00%, 7/1/2023	100,000	105,529
New Mexico, State Severance Tax Revenue:
Series A, 5.00%, 7/1/2023	365,000	390,610
Series A, 5.00%, 7/1/2025	645,000	744,555
Series B, 4.00%, 7/1/2024	200,000	217,903
Series B, 5.00%, 7/1/2026	100,000	119,270
State of New Mexico, General Obligation:
5.00%, 3/1/2024	5,000,000	5,498,515
5.00%, 3/1/2026	1,045,000	1,233,350
University of New Mexico, Revenue Series A, 2.25%, 6/1/2027	455,000	481,292
		14,250,460
NEW YORK — 18.6%
Battery Park City, NY, Authority Revenue:
Series B, 5.00%, 11/1/2038	500,000	644,566
Series B, 5.00%, 11/1/2040	500,000	643,788
Brookhaven, NY, General Obligation 5.00%, 5/1/2026	120,000	138,712
Build NYC Resource Corp., Revenue 4.00%, 11/1/2026	900,000	1,043,563
City of New York NY, General Obligation:
4.00%, 12/1/2043	435,000	494,518
5.00%, 8/1/2023	1,440,000	1,547,137
5.00%, 3/1/2027	600,000	729,890
5.00%, 8/1/2028	660,000	809,582
5.00%, 8/1/2033	500,000	663,801
5.00%, 12/1/2036	550,000	689,988
5.25%, 10/1/2030	560,000	694,847
Series 1, 5.00%, 8/1/2027	595,000	732,038
Series A-1, 4.00%, 8/1/2034	800,000	961,923
Series A-1, 4.00%, 8/1/2038	5,000,000	6,037,284
Series A-1, 5.00%, 8/1/2030	2,000,000	2,627,015
Series B-1, 3.00%, 10/1/2044	515,000	553,657
Series B-1, 4.00%, 10/1/2039	950,000	1,117,278
Series B-1, 5.00%, 11/1/2032	1,600,000	2,098,998
Series B-1, 5.00%, 12/1/2034	730,000	875,462
Series B-1, 5.00%, 12/1/2041	2,815,000	3,353,499
Series F-1, 4.00%, 3/1/2038	785,000	941,281
See accompanying notes to financial statements.
60

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series F-1, 4.00%, 3/1/2040	$ 950,000	$ 1,133,964
Series L-6, 5.00%, 4/1/2028	800,000	998,603
Series L-6, 5.00%, 4/1/2031	555,000	704,348
County of Westchester, NY, General Obligation:
5.00%, 10/15/2027	5,725,000	7,114,240
5.00%, 10/15/2028	5,000,000	6,365,830
Erie County, NY, Industrial Development Agency Revenue Series A, 5.00%, 5/1/2027	220,000	256,475
Metropolitan New York, NY, Transportation Authority Revenue:
Series A, 5.00%, 11/15/2035	2,700,000	3,242,844
Series A, 5.25%, 11/15/2035	250,000	301,264
Series B-1, 5.00%, 11/15/2029	780,000	955,919
Series B-1, 5.00%, 11/15/2034	7,615,000	9,293,061
Series B-1, 5.00%, 11/15/2036	350,000	416,297
Series B-2, 4.00%, 11/15/2033	330,000	377,654
Series B-2, 5.00%, 11/15/2025	2,520,000	2,950,480
Series B-2, 5.00%, 11/15/2026	5,045,000	6,090,973
Monroe County, NY, Industrial Development Corp., Revenue:
4.00%, 7/1/2043	155,000	176,468
5.00%, 7/1/2030	750,000	916,918
5.00%, 5/1/2032	525,000	650,777
5.00%, 5/1/2034	525,000	647,202
Series A, 3.88%, 7/1/2042	200,000	224,962
Series A, 5.00%, 7/1/2027	500,000	613,801
Series A, 5.00%, 7/1/2030	205,000	250,624
Series C, 5.00%, 7/1/2028	200,000	244,607
New York & New Jersey, Port Authority Revenue:
4.00%, 11/1/2037	500,000	597,031
4.00%, 9/1/2038	500,000	593,736
4.00%, 12/15/2038	100,000	107,960
5.00%, 7/15/2030	500,000	628,037
5.00%, 7/15/2032	1,625,000	2,031,716
5.00%, 7/15/2033	1,915,000	2,389,646
5.00%, 9/1/2034	535,000	683,302
5.00%, 7/15/2035	360,000	447,754
5.00%, 9/1/2035	1,750,000	2,232,083
5.00%, 9/1/2036	4,500,000	5,730,249
Series 198, 5.00%, 11/15/2036	145,000	173,060
Series 198, 5.00%, 11/15/2041	160,000	189,288
Series 205, 5.00%, 11/15/2032	3,710,000	4,565,223
Series 205, 5.00%, 11/15/2035	160,000	196,678
See accompanying notes to financial statements.
61

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
New York City Transitional Finance Authority Building Aid Revenue:
Series S-1, 5.00%, 7/15/2025	$ 575,000	$ 666,702
Series S-1-SUBSER, 4.00%, 7/15/2035	1,105,000	1,345,218
Series S-1-SUBSER, 5.00%, 7/15/2033	6,000,000	7,995,625
Series S-2, 5.00%, 7/15/2036	590,000	717,885
New York City Transitional Finance Authority Future Tax Secured Revenue:
3.00%, 11/1/2037	2,000,000	2,171,937
4.00%, 5/1/2038	2,690,000	3,219,621
4.00%, 11/1/2038	1,505,000	1,809,739
4.00%, 5/1/2039	875,000	1,044,411
4.00%, 11/1/2042	3,515,000	4,114,676
4.00%, 5/1/2044	775,000	914,891
5.00%, 8/1/2025	885,000	1,025,204
5.00%, 5/1/2027	640,000	782,883
5.00%, 11/1/2029	720,000	876,116
5.00%, 5/1/2033	565,000	741,118
5.00%, 11/1/2034	600,000	792,183
5.00%, 5/1/2039	595,000	747,632
5.00%, 8/1/2040	640,000	793,914
Series A-1, 4.00%, 11/1/2036	875,000	1,070,028
Series A-1, 5.00%, 11/1/2027	5,000,000	6,198,089
Series A-1, 5.00%, 11/1/2029	5,000,000	6,492,909
Series A-2, 5.00%, 8/1/2038	1,040,000	1,261,167
Series B-1, 4.00%, 11/1/2039	1,395,000	1,658,944
Series B-1, 4.00%, 8/1/2045	2,500,000	2,973,830
Series B-1, 5.00%, 11/1/2023	700,000	760,182
Series B-1, 5.00%, 8/1/2030	550,000	673,307
Series B-1, 5.00%, 8/1/2034	960,000	1,275,955
New York City Water & Sewer System Revenue:
4.00%, 6/15/2024	2,845,000	3,096,867
5.00%, 6/15/2028	500,000	605,418
Series AA-2, 5.00%, 6/15/2028	2,000,000	2,421,674
Series BB-1, 3.00%, 6/15/2044	10,580,000	11,459,971
Series BB-1, 4.00%, 6/15/2045	675,000	810,189
Series CC-1, 4.00%, 6/15/2042	500,000	594,596
Series GG-, 5.00%, 6/15/2030	900,000	1,189,101
New York State Dormitory Authority, Revenue:
5.00%, 10/1/2022 (c)	670,000	694,059
ETM, 5.00%, 2/15/2023	355,000	373,851
5.00%, 10/1/2024 (c)	730,000	820,235
See accompanying notes to financial statements.
62

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 2/15/2025	$ 3,280,000	$ 3,742,527
5.00%, 2/15/2028	505,000	612,692
5.00%, 2/15/2029	500,000	604,669
Series A, 4.00%, 7/1/2040	500,000	605,929
Series A, 4.00%, 3/15/2043	1,000,000	1,180,510
Series A, 4.00%, 7/1/2046	750,000	894,895
Series A, 5.00%, 3/15/2025	900,000	1,030,868
Series A, 5.00%, 3/15/2027	780,000	953,230
Series A, 5.00%, 3/15/2029	575,000	736,810
Series A, 5.00%, 3/15/2030	950,000	1,242,214
Series A, 5.00%, 3/15/2031	3,000,000	4,000,002
Series A, 5.00%, 3/15/2035	1,205,000	1,432,710
Series A, 5.00%, 7/1/2039	4,000,000	4,981,932
Series A-GROUP 1, 5.00%, 3/15/2027	550,000	672,149
Series A-GROUP 3, 3.00%, 3/15/2038	1,575,000	1,713,416
Series A-GROUP 3, 5.00%, 3/15/2042	1,520,000	1,901,761
Series A-GROUP B, 5.00%, 3/15/2032	520,000	628,521
Series A-GROUP B, 5.00%, 3/15/2038	1,390,000	1,672,241
Series A-GROUP C, 5.00%, 3/15/2040	620,000	745,194
Series A-GROUP C, 5.00%, 3/15/2041	530,000	636,425
Series A-STATE PERSON, 4.00%, 3/15/2037	1,550,000	1,852,914
Series B, ETM, 5.00%, 2/15/2023	565,000	595,023
Series B, 5.00%, 2/15/2036	585,000	711,130
Series B, 5.00%, 10/1/2038	500,000	621,443
Series D, 5.00%, 2/15/2025	600,000	685,165
Series D, 5.00%, 2/15/2030	685,000	894,022
Series E, 5.00%, 3/15/2024	1,250,000	1,378,028
Series E, 5.00%, 3/15/2040	535,000	667,127
New York State Thruway Authority, Revenue:
Series A-1- GROUP 1, 5.00%, 3/15/2031	570,000	760,000
Series A-1-GROUP 2, 4.00%, 3/15/2036	500,000	603,388
Series A-1-GROUP 2, 5.00%, 3/15/2034	875,000	1,154,126
Series A-1-GROUP 3, 4.00%, 3/15/2044	800,000	945,546
New York State Urban Development Corp., Revenue:
4.00%, 3/15/2042	870,000	1,028,893
5.00%, 3/15/2035	1,385,000	1,804,662
5.00%, 3/15/2038	2,185,000	2,823,066
Series A, 4.00%, 3/15/2039	1,350,000	1,607,852
Series A, 5.00%, 3/15/2035	1,275,000	1,661,331
Series A, 5.00%, 3/15/2037	570,000	726,126
Series A, 5.00%, 3/15/2040	655,000	830,483
See accompanying notes to financial statements.
63

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A-BIDDING GROUP 1, 5.00%, 3/15/2023	$ 650,000	$ 687,151
Series C-, 5.00%, 3/15/2038	590,000	719,004
Series E GROUP 1, 5.00%, 3/15/2030	500,000	654,254
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
3.50%, 6/15/2042	900,000	1,124,105
4.00%, 6/15/2025	575,000	644,578
4.00%, 6/15/2042	4,200,000	4,997,886
5.00%, 6/15/2024	550,000	612,079
5.00%, 6/15/2026	1,000,000	1,193,470
5.00%, 6/15/2037	850,000	1,016,839
5.00%, 6/15/2040	725,000	895,083
Series AA, 5.00%, 6/15/2040	2,520,000	3,218,153
Series BB-, 5.00%, 6/15/2026	4,000,000	4,541,689
Series BB-2, 5.00%, 6/15/2031	530,000	644,783
Series CC-, 4.00%, 6/15/2041	500,000	595,935
Series CC-, 5.00%, 6/15/2022	510,000	521,095
Series CC1, 4.00%, 6/15/2033	1,250,000	1,439,630
Series CC-1, 4.00%, 6/15/2037	250,000	287,585
Series CC-1, 4.00%, 6/15/2041	900,000	1,072,683
Series DD-2, 5.00%, 6/15/2025	7,135,000	7,779,886
Series EE 2, 5.00%, 6/15/2040	3,315,000	4,178,401
Series EE-2ND GENERAL RESOLUT, 5.00%, 6/15/2035	1,000,000	1,164,511
Series EE-2ND GENERAL RESOLUT, 5.00%, 6/15/2040	4,240,000	5,200,498
Series FF, 4.00%, 6/15/2041	5,000,000	5,924,408
Series FF, 5.00%, 6/15/2034	1,750,000	2,176,792
Series FF, 5.00%, 6/15/2039	3,060,000	3,782,561
Series FF-2, 5.00%, 6/15/2033	4,500,000	5,747,970
Series GG, 5.00%, 6/15/2037	190,000	217,442
Series GG, 5.00%, 6/15/2039	350,000	400,037
Series HH, 5.00%, 6/15/2039	155,000	177,159
Sub-Series CC1, 5.00%, 6/15/2038	145,000	173,461
New York, NY, City Transitional Finance Authority Building Aid Revenue:
Series B-1, 5.00%, 8/1/2031	700,000	855,229
Series S-, 5.00%, 7/15/2022	100,000	102,580
Series S-, 5.00%, 7/15/2028	160,000	181,146
Series S-, 5.00%, 7/15/2043	220,000	247,799
Series S-1, 4.00%, 7/15/2036	255,000	293,159
Series S-1, 4.00%, 7/15/2040	1,760,000	1,948,178
Series S-1, 5.00%, 7/15/2022	145,000	148,740
Series S-1, 5.00%, 7/15/2033	5,000,000	6,235,709
See accompanying notes to financial statements.
64

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series S-1, 5.00%, 7/15/2043	$ 1,885,000	$ 2,182,913
Series S-3-SUBSER, 5.00%, 7/15/2024	750,000	837,048
Series S-3-SUBSER, 5.00%, 7/15/2035	3,000,000	3,727,013
Series S-3-SUBSER, 5.00%, 7/15/2036	8,205,000	10,195,137
Series S-4A, 5.00%, 7/15/2033	250,000	311,785
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
4.00%, 11/1/2040	2,335,000	2,744,352
4.00%, 5/1/2045	2,850,000	3,356,231
5.00%, 5/1/2025	500,000	574,196
5.00%, 11/1/2026	545,000	657,502
5.00%, 11/1/2027	1,545,000	1,915,210
5.00%, 5/1/2031	750,000	990,598
5.00%, 11/1/2032	4,000,000	5,255,303
5.00%, 2/1/2034	600,000	719,237
5.00%, 5/1/2034	250,000	294,867
5.00%, 5/1/2036	245,000	288,169
5.00%, 8/1/2038	500,000	621,962
5.00%, 2/1/2039	710,000	847,212
5.00%, 8/1/2042	5,000,000	6,187,424
5.00%, 2/1/2043	5,515,000	6,580,806
5.25%, 8/1/2037	5,045,000	6,400,426
Series 1-REMK, 5.00%, 11/1/2026	500,000	603,213
Series A-1, 5.00%, 8/1/2023	6,400,000	6,878,274
Series A-1, 5.00%, 11/1/2023	1,200,000	1,303,170
Series A-1, 5.00%, 8/1/2027	275,000	318,142
Series A-1, 5.00%, 8/1/2029	170,000	196,277
Series A-1, 5.00%, 8/1/2031	150,000	167,315
Series A-1, 5.00%, 8/1/2033	2,915,000	3,648,348
Series A-1, 5.00%, 8/1/2036	2,000,000	2,495,454
Series A-2, 5.00%, 5/1/2036	540,000	681,923
Series A-2, 5.00%, 8/1/2036	1,640,000	1,991,736
Series A-2, 5.00%, 8/1/2039	700,000	848,018
Series A-3, 3.00%, 5/1/2045	1,550,000	1,633,154
Series A-3, 4.00%, 5/1/2042	6,000,000	7,023,629
Series A-3, 5.00%, 8/1/2040	500,000	605,426
Series B-1, 4.00%, 8/1/2037	105,000	120,678
Series B-1, 4.00%, 11/1/2042	9,200,000	10,870,461
Series B-1, 5.00%, 11/1/2028	500,000	635,386
Series B-1, 5.00%, 8/1/2029	40,000	49,139
Series B-1, 5.00%, 8/1/2030	295,000	350,988
Series B-1, 5.00%, 8/1/2031	175,000	195,201
See accompanying notes to financial statements.
65

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series B-1, 5.00%, 8/1/2034	$ 500,000	$ 608,448
Series B-1, 5.00%, 11/1/2034	545,000	700,395
Series B-1, 5.00%, 11/1/2035	160,000	185,736
Series B-1, 5.00%, 8/1/2038	7,095,000	8,388,910
Series B-1, 5.00%, 8/1/2040	3,800,000	4,485,519
Series C, 5.00%, 11/1/2022	100,000	104,015
Series C, 5.00%, 11/1/2025	395,000	459,696
Series C, 5.00%, 11/1/2026	120,000	137,721
Series C, 5.00%, 11/1/2027	150,000	172,044
Series C1, 5.00%, 11/1/2034	7,000,000	8,896,270
Series CC-1, 5.00%, 6/15/2034	1,335,000	1,726,101
Series C-SUBORDINATE, 5.00%, 11/1/2023	125,000	135,747
Series D-1, 5.00%, 2/1/2026	100,000	109,515
Series D-S, 4.00%, 11/1/2047	500,000	587,042
Series E-1, 4.00%, 2/1/2041	110,000	120,716
Series E-1, 5.00%, 2/1/2030	370,000	446,383
Series F-1, 5.00%, 5/1/2032	5,500,000	6,660,607
Series F-1, 5.00%, 5/1/2036	515,000	620,700
Series F-1, 5.00%, 5/1/2039	615,000	739,456
New York, NY, General Obligation:
4.00%, 8/1/2034	915,000	1,041,851
5.00%, 8/1/2026	1,335,000	1,597,680
5.00%, 8/1/2027	1,545,000	1,900,839
Series A, 3.00%, 8/1/2036	3,000,000	3,283,706
Series A, 4.00%, 8/1/2037	1,900,000	2,235,128
Series A, 5.00%, 8/1/2023	5,000,000	5,372,002
Series A, 5.00%, 8/1/2024	3,500,000	3,912,642
Series A, 5.00%, 8/1/2026	125,000	144,851
Series A-1, 4.00%, 8/1/2038	1,000,000	1,174,554
Series A-1, 4.00%, 8/1/2042	520,000	605,108
Series A-1, 5.00%, 8/1/2023	1,380,000	1,482,673
Series A-1, 5.00%, 8/1/2028	2,650,000	3,335,416
Series A-1, 5.00%, 8/1/2039	5,000,000	6,254,760
Series B, 5.00%, 8/1/2025	150,000	167,726
Series B-1, 4.00%, 10/1/2040	545,000	639,146
Series B-1, 5.00%, 10/1/2031	2,185,000	2,807,794
Series B-1, 5.00%, 12/1/2031	160,000	192,652
Series B-1, 5.00%, 10/1/2032	1,680,000	2,151,569
Series B-1, 5.00%, 10/1/2036	400,000	486,494
Series B-1, 5.00%, 10/1/2037	4,730,000	5,743,976
Series B-1, 5.00%, 12/1/2037	500,000	596,707
See accompanying notes to financial statements.
66

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series B-1, 5.00%, 10/1/2038	$ 300,000	$ 364,125
Series B-1, 5.00%, 12/1/2038	3,095,000	3,691,978
Series B-1, 5.00%, 10/1/2039	950,000	1,153,063
Series C, 5.00%, 8/1/2024	7,000,000	7,825,283
Series C, 5.00%, 8/1/2026	655,000	775,820
Series C, 5.00%, 8/1/2027	1,990,000	2,418,013
Series C, 5.00%, 8/1/2028	1,980,000	2,411,339
Series C, 5.00%, 8/1/2035	5,000,000	6,482,603
Series C-1, 5.00%, 8/1/2029	520,000	669,084
Series C-1, 5.00%, 8/1/2030	5,950,000	7,815,371
Series C-1, 5.00%, 8/1/2031	500,000	656,040
Series C-1, 5.00%, 8/1/2033	700,000	911,993
Series D1, 4.00%, 12/1/2042	255,000	295,977
Series D1, 4.00%, 12/1/2043	3,500,000	4,056,464
Series D-1, 4.00%, 3/1/2042	550,000	642,830
Series D-1, 5.00%, 3/1/2039	500,000	635,444
Series D-1, 5.00%, 12/1/2041	625,000	778,877
Series D-1, 5.00%, 12/1/2042	1,500,000	1,867,910
Series D-1, 5.00%, 3/1/2043	2,280,000	2,876,016
Series E, 4.00%, 8/1/2026	250,000	287,935
Series E, 5.00%, 8/1/2023	550,000	590,920
Series E, 5.00%, 8/1/2024	760,000	849,602
Series E, 5.00%, 8/1/2025	380,000	440,494
Series E, 5.00%, 8/1/2032	2,900,000	3,647,852
Series E-1, 4.00%, 3/1/2041	500,000	573,054
Series E-1, 5.00%, 3/1/2037	585,000	717,143
Series E-1, 5.00%, 3/1/2040	4,000,000	4,889,866
Series F-1, 5.00%, 4/1/2023	750,000	794,599
Series F-1, 5.00%, 6/1/2026	165,000	189,979
Series F-1, 5.00%, 4/1/2033	680,000	842,076
Series H, 5.00%, 1/1/2036	2,250,000	2,795,175
Series I, 5.00%, 3/1/2022	60,000	60,463
Series J-10-REMK 10/1, 5.00%, 8/1/2027	1,265,000	1,556,350
Series J-SUBSER J11-REMK 12/1, 5.00%, 8/1/2026	505,000	604,366
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A, 5.25%, 11/15/2027	250,000	302,469
Series A, 5.25%, 11/15/2034	560,000	675,676
Series B-2, 4.00%, 11/15/2038	255,000	282,925
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue:
4.00%, 2/1/2023	745,000	775,535
See accompanying notes to financial statements.
67

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 4/1/2026	$ 630,000	$ 715,789
4.00%, 4/1/2030	400,000	459,873
4.00%, 4/1/2031	230,000	264,311
New York, State Dormitory Authority Revenue, Non State Supported Debt:
5.00%, 10/1/2023	200,000	216,266
5.00%, 10/1/2026 (c)	665,000	799,218
5.00%, 10/1/2028	500,000	600,398
5.00%, 7/1/2033	1,335,000	1,877,937
5.00%, 7/1/2034	2,105,000	3,010,606
5.00%, 7/1/2036	500,000	734,045
Series 1, 5.00%, 1/15/2029	400,000	492,831
Series 1, 5.00%, 1/15/2030	250,000	307,044
Series 1, 5.00%, 1/15/2031	500,000	612,773
Series A, 3.00%, 7/1/2029	315,000	336,867
Series A, 4.00%, 7/1/2034	100,000	113,518
Series A, 4.00%, 7/1/2043	1,350,000	1,499,122
Series A, 5.00%, 7/1/2024	890,000	991,718
Series A, 5.00%, 7/1/2026	1,640,000	1,958,446
Series A, 5.00%, 7/1/2028	2,000,000	2,526,558
Series A, 5.00%, 10/1/2028	205,000	253,704
Series A, 5.00%, 7/1/2029	2,000,000	2,587,238
Series A, 5.00%, 10/1/2029	4,540,000	5,572,766
Series A, 5.00%, 10/1/2030	8,040,000	9,763,044
Series A, 5.00%, 10/1/2031	3,750,000	4,485,537
Series A, 5.00%, 7/1/2032	125,000	148,416
Series A, 5.00%, 10/1/2032	3,500,000	4,182,893
Series A, 5.00%, 7/1/2033	600,000	710,064
Series A, 5.00%, 10/1/2033	5,000,000	5,970,412
Series A, 5.00%, 7/1/2034	5,040,000	6,120,524
Series A, 5.00%, 7/1/2035	100,000	118,344
Series A, 5.00%, 7/1/2040	200,000	243,117
Series A, 5.00%, 3/15/2045	1,750,000	2,138,658
Series B, 5.00%, 10/1/2030	260,000	307,319
Series E, 5.00%, 3/15/2039	1,330,000	1,658,654
New York, State Dormitory Authority Revenue, State Supported Debt:
5.00%, 10/1/2031	510,000	601,645
Series A, 5.00%, 10/1/2026	125,000	140,269
New York, State Dormitory Authority, Personal Income Tax Revenue:
3.25%, 2/15/2040	100,000	107,069
See accompanying notes to financial statements.
68

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 2/15/2026	$ 810,000	$ 957,686
5.00%, 2/15/2036	5,500,000	6,602,447
Series A, 4.00%, 10/1/2024 (c)	440,000	482,414
Series A, 4.00%, 3/15/2044	1,230,000	1,449,045
Series A, 5.00%, 2/15/2026	500,000	591,164
Series A, 5.00%, 3/15/2026	245,000	279,244
Series A, 5.00%, 3/15/2028	535,000	669,773
Series A, 5.00%, 3/15/2031	500,000	630,763
Series A, 5.00%, 2/15/2036	500,000	592,578
Series A, 5.00%, 7/1/2039	525,000	672,512
Series A-GROUP 3, 3.00%, 3/15/2042	500,000	538,938
Series A-GROUP 3, 5.00%, 3/15/2039	5,550,000	6,958,679
Series B, 5.00%, 2/15/2026	585,000	691,662
Series B, 5.00%, 3/15/2027	110,000	120,722
Series B, 5.00%, 2/15/2028	1,615,000	1,985,982
Series B, 5.00%, 3/15/2028	170,000	186,531
Series B-BIDDING GROUP 3 BOND, 5.00%, 2/15/2038	400,000	485,026
Series B-GROUP C, 5.00%, 2/15/2039	200,000	225,170
Series C, 5.00%, 3/15/2037	105,000	114,871
Series D, 4.00%, 2/15/2036	1,000,000	1,186,456
Series D, 4.00%, 2/15/2038	3,000,000	3,546,084
Series D, 5.00%, 2/15/2025	730,000	833,862
Series D, 5.00%, 2/15/2026	920,000	1,087,742
Series D, 5.00%, 2/15/2027	625,000	759,846
Series D, 5.00%, 2/15/2028	960,000	1,147,359
Series D, 5.00%, 2/15/2041	2,350,000	2,976,824
Series E, 5.00%, 3/15/2022	110,000	111,065
Series E, 5.00%, 3/15/2023	180,000	190,344
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 5.00%, 3/15/2022	100,000	100,968
Series A, 5.00%, 3/15/2024	300,000	330,797
Series A, 5.00%, 3/15/2025	3,250,000	3,724,816
Series A, 5.00%, 3/15/2028	500,000	616,853
Series A, 5.00%, 3/15/2030	1,360,000	1,638,740
Series A, 5.00%, 3/15/2031	160,000	175,595
Series A, 5.00%, 3/15/2032	5,600,000	6,661,919
Series A, 5.00%, 3/15/2037	4,300,000	5,288,766
Series A, 5.00%, 3/15/2038	140,000	148,045
Series A, 5.00%, 3/15/2039	900,000	1,106,378
Series A-GROUP B, 5.00%, 3/15/2037	570,000	686,381
Series A-GROUP C, 5.00%, 3/15/2043	300,000	359,736
See accompanying notes to financial statements.
69

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 3/15/2031	$ 795,000	$ 920,345
Series B-B, 5.00%, 3/15/2027	270,000	313,969
Series B-B, 5.00%, 3/15/2029	40,000	46,354
Series C, 5.00%, 3/15/2042	270,000	310,219
Series E, 5.00%, 3/15/2034	5,000,000	6,263,925
Series E, 5.00%, 3/15/2041	5,000,000	6,231,285
New York, State Environmental Facilities Corp., Revenue:
3.00%, 6/15/2040	3,000,000	3,345,469
4.00%, 6/15/2036	450,000	507,191
4.00%, 10/15/2045	1,500,000	1,789,356
5.00%, 6/15/2026	1,515,000	1,808,843
5.00%, 6/15/2027	1,855,000	2,280,013
5.00%, 6/15/2028	550,000	656,141
5.00%, 6/15/2041	3,940,000	4,626,415
5.00%, 6/15/2042	940,000	1,145,253
Series A, 5.00%, 6/15/2026	1,585,000	1,892,420
Series B, 5.00%, 8/15/2041	1,210,000	1,428,029
Series B-SUB, 5.00%, 6/15/2035	2,000,000	2,563,245
Series B-SUB, 5.00%, 6/15/2036	8,500,000	10,873,945
Series E, 5.00%, 6/15/2034	3,200,000	3,910,176
New York, State Urban Development Corp., Revenue:
4.00%, 3/15/2037	1,355,000	1,622,238
5.00%, 3/15/2033	225,000	246,931
5.00%, 3/15/2043	975,000	1,247,413
5.00%, 3/15/2044	370,000	403,336
Series A, 4.00%, 3/15/2038	1,835,000	2,191,405
Series A, 4.00%, 3/15/2043	5,295,000	6,227,320
Series A, 4.00%, 3/15/2045	1,690,000	1,981,970
Series A, 5.00%, 3/15/2022	50,000	50,484
Series A, 5.00%, 3/15/2027	565,000	667,403
Series A, 5.00%, 3/15/2035	11,000,000	13,735,501
Series A, 5.00%, 3/15/2037	785,000	1,016,722
Series A, 5.00%, 3/15/2042	500,000	640,824
Series A, 5.00%, 3/15/2044	1,850,000	2,276,913
Series A-, 5.00%, 3/15/2028	225,000	260,923
Series A-, 5.00%, 3/15/2029	525,000	608,193
Series A-, 5.00%, 3/15/2033	3,610,000	4,177,742
Series A-, 5.00%, 3/15/2038	105,000	120,724
Series A-, 5.00%, 3/15/2039	530,000	608,531
Series A-, 5.00%, 3/15/2042	380,000	434,812
Series C-, 5.00%, 3/15/2027	100,000	122,094
See accompanying notes to financial statements.
70

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series C-, 5.00%, 3/15/2031	$ 4,250,000	$ 5,208,288
Series C-, 5.00%, 3/15/2032	590,000	722,666
Series E, 5.00%, 3/15/2033	120,000	126,665
Series E GROUP 3, 4.00%, 3/15/2046	2,275,000	2,647,480
Onondaga County Trust for Cultural Res., Revenue:
5.00%, 12/1/2038	1,500,000	1,930,267
5.00%, 12/1/2039	1,250,000	1,605,722
5.00%, 12/1/2040	2,750,000	3,527,349
5.00%, 12/1/2045	3,620,000	4,597,733
Suffolk, NY, County Water Authority Revenue Series A, 5.00%, 6/1/2037	860,000	1,001,894
Triborough, NY, Bridge & Tunnel Authority Revenue:
5.00%, 11/15/2033	675,000	850,162
Series A, 5.00%, 11/15/2027	600,000	732,606
Series A, 5.00%, 11/15/2040	435,000	494,599
Series A, 5.00%, 11/15/2041	350,000	408,212
Series A-1, 4.00%, 5/15/2046	840,000	994,693
Series B, 5.00%, 11/15/2029	2,355,000	3,003,157
Series B, 5.00%, 11/15/2037	705,000	855,027
Series C, 5.00%, 11/15/2023	700,000	760,980
Series C-1, 5.00%, 11/15/2025	1,050,000	1,227,837
Series C-2, 5.00%, 11/15/2042	4,280,000	5,250,172
Series D, 4.00%, 11/15/2037	1,865,000	2,254,837
Utility Debt Securitization Authority Revenue:
5.00%, 12/15/2025	1,940,000	2,114,151
5.00%, 12/15/2032	605,000	709,429
5.00%, 12/15/2036	250,000	292,618
5.00%, 12/15/2038	200,000	247,387
5.00%, 12/15/2039	520,000	642,188
5.00%, 12/15/2040	300,000	370,297
Series A, 5.00%, 12/15/2026	350,000	397,287
Series A, 5.00%, 6/15/2028	255,000	304,211
Series A, 5.00%, 12/15/2032	260,000	308,916
Series A, 5.00%, 12/15/2033	500,000	593,586
Series A, 5.00%, 12/15/2035	1,975,000	2,339,902
Series B, 5.00%, 12/15/2024	1,070,000	1,118,285
Series B, 5.00%, 12/15/2025	315,000	343,277
		789,219,771
NORTH CAROLINA — 1.6%
Buncombe County, NC, Limited Obligation Revenue 5.00%, 6/1/2026	100,000	114,999
See accompanying notes to financial statements.
71

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Charlotte, NC, Water & Sewer System Revenue:
5.00%, 7/1/2027	$ 5,000,000	$ 6,171,355
5.00%, 7/1/2028	165,000	190,382
5.00%, 7/1/2044	125,000	155,814
City of Charlotte NC Airport Special Facilities Revenue Series A, 4.00%, 7/1/2038	510,000	618,448
City of Charlotte NC, General Obligation Series A, 5.00%, 6/1/2027	705,000	867,306
County of Brunswick NC Enterprise Systems Revenue 3.00%, 4/1/2046	500,000	537,852
County of Union NC Enterprise System Revenue:
3.00%, 6/1/2037	1,545,000	1,735,312
3.00%, 6/1/2038	1,675,000	1,877,683
3.00%, 6/1/2039	1,125,000	1,258,414
3.00%, 6/1/2043	4,825,000	5,322,710
County of Wake NC Revenue 4.00%, 9/1/2037	740,000	892,644
Guilford County, NC, General Obligation 5.00%, 3/1/2025	1,050,000	1,201,548
Mecklenburg County, NC, General Obligation:
Series A, 5.00%, 9/1/2023	110,000	118,596
Series A, 5.00%, 4/1/2027	550,000	674,106
Mecklenburg County, NC, Public Facilities Corp., Revenue 5.00%, 2/1/2024	165,000	180,844
North Carolina, Capital Facilities Finance Agency Revenue:
5.00%, 1/1/2043	3,000,000	3,635,343
Series B, 4.00%, 10/1/2039	245,000	275,021
North Carolina, State General Obligation:
5.00%, 6/1/2027	360,000	427,604
Series A, 5.00%, 6/1/2023	5,100,000	5,440,895
Series B, 5.00%, 6/1/2026	6,850,000	8,181,835
Series B, 5.00%, 6/1/2027	925,000	1,137,401
Series B, 5.00%, 6/1/2028	3,700,000	4,672,090
North Carolina, State Revenue:
Series B, 4.00%, 5/1/2035	780,000	952,155
Series B, 5.00%, 5/1/2025	2,530,000	2,909,054
Series B, 5.00%, 5/1/2027	825,000	1,010,637
Series B, 5.00%, 5/1/2029	1,300,000	1,675,451
North Carolina, Turnpike Authority Revenue:
Zero Coupon, 1/1/2044	1,675,000	894,716
Zero Coupon, 1/1/2045	615,000	316,374
See accompanying notes to financial statements.
72

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Raleigh, NC, Combined Enterprise System Revenue Series A, 4.00%, 3/1/2041	$ 100,000	$ 114,468
State of North Carolina Revenue:
Series A, 5.00%, 5/1/2030	575,000	738,823
Series B, 3.00%, 5/1/2033	795,000	899,492
Wake, NC, General Obligation:
5.00%, 3/1/2031	1,680,000	2,255,025
Series A, 5.00%, 3/1/2024	100,000	110,107
Series A, 5.00%, 3/1/2026	400,000	474,089
Wake, NC, Limited Obligation Revenue:
4.00%, 3/1/2038	2,780,000	3,420,998
4.00%, 9/1/2038	700,000	843,062
5.00%, 9/1/2026	5,000,000	6,006,778
		68,309,431
NORTH DAKOTA — 0.0% (a)
University of North Dakota Series A, 4.00%, 6/1/2046 (c)	615,000	712,386
OHIO — 2.4%
Cincinnati, OH, General Obligation Series A, 4.00%, 12/1/2023	150,000	160,570
Cleveland Department of Public Utilities Division of Water Revenue Series FF, 5.00%, 1/1/2029	1,100,000	1,402,592
Columbus, OH, General Obligation:
Series 1, 5.00%, 7/1/2025	165,000	190,903
Series 2017-1, 4.00%, 4/1/2023	1,270,000	1,329,454
Series A, 3.00%, 8/15/2023	555,000	579,400
Series A, 5.00%, 4/1/2025	5,000,000	5,733,778
Series A, 5.00%, 4/1/2030	5,000,000	6,335,608
Columbus, OH, Sewer Revenue 5.00%, 6/1/2030	100,000	118,434
County of Cuyahoga OH Revenue Series D, 4.00%, 12/1/2022	500,000	517,305
Cuyahoga County, OH, General Obligation:
4.00%, 12/1/2035	2,785,000	3,124,990
5.00%, 12/1/2027	400,000	475,845
5.00%, 12/1/2028	300,000	356,021
5.00%, 12/1/2029	1,015,000	1,201,623
5.00%, 12/1/2037	600,000	701,500
Franklin County, OH, Sales Tax Revenue 5.00%, 6/1/2043	500,000	615,017
See accompanying notes to financial statements.
73

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Hamilton County, OH, Sewer System Revenue Series A, 5.00%, 12/1/2029	$ 6,275,000	$ 8,135,054
Michigan, State Finance Authority Revenue Series A, 4.00%, 9/1/2045	1,500,000	1,765,733
Northeast Ohio, Regional Sewer District Revenue:
3.00%, 11/15/2040	2,755,000	3,056,804
3.25%, 11/15/2040	100,000	110,475
4.00%, 11/15/2043	250,000	289,888
5.00%, 11/15/2044	245,000	277,248
Ohio, State General Obligation:
Series A, 4.00%, 6/15/2040	1,000,000	1,222,708
Series A, 5.00%, 9/1/2024	120,000	134,579
Series A, 5.00%, 9/15/2024	100,000	112,316
Series A, 5.00%, 3/15/2028	1,275,000	1,401,933
Series A, 5.00%, 3/15/2031	440,000	483,498
Series A, 5.00%, 2/1/2033	875,000	1,021,471
Series A, 5.00%, 3/15/2033	135,000	148,127
Series A, 5.00%, 3/15/2035	200,000	219,170
Series B, 5.00%, 6/15/2027	200,000	204,342
Series B, 5.00%, 9/1/2032	175,000	184,709
Series B, 5.00%, 9/1/2034	170,000	179,432
Series B, 5.00%, 6/15/2035	200,000	204,342
Series C, 5.00%, 11/1/2030	140,000	160,275
Series C, 5.00%, 11/1/2033	400,000	456,647
Series T, 5.00%, 11/1/2028	400,000	487,164
Series T, 5.00%, 5/1/2031	250,000	304,276
Series V, 5.00%, 5/1/2024	500,000	553,881
Ohio, State Revenue:
Series 2016, 5.00%, 12/15/2026	835,000	994,116
Series A, 5.00%, 12/1/2038	5,000,000	6,230,159
Series C, 5.00%, 12/1/2028	230,000	276,199
Series C, 5.00%, 12/1/2030	165,000	197,351
Ohio, State Special Obligation Series B, 5.00%, 9/15/2023	925,000	998,895
Ohio, State University Revenue:
3.00%, 12/1/2044	5,150,000	5,615,402
Series A, 5.00%, 12/1/2022	1,000,000	1,044,057
Ohio, State Water Development Authority Revenue:
Series A, 5.00%, 6/1/2028	175,000	208,098
Series A, 5.00%, 12/1/2028	825,000	979,847
See accompanying notes to financial statements.
74

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Ohio, State Water Development Authority, Water Pollution Control Revenue:
5.00%, 6/1/2025	$ 75,000	$ 86,492
Series A, 5.00%, 12/1/2033	525,000	686,567
Series A, 5.00%, 12/1/2038	500,000	648,337
Series B, 3.00%, 12/1/2033	1,710,000	1,934,711
Series B, 4.00%, 12/1/2038	5,000,000	6,076,388
Series B, 5.00%, 12/1/2027	1,150,000	1,431,615
Ohio, Turnpike & Infrastructure Commission, Revenue:
Series A, 5.00%, 2/15/2026	720,000	850,150
Series A, 5.00%, 2/15/2028	350,000	423,745
Ohio, Water Development Authority Revenue:
5.00%, 6/1/2023	550,000	586,925
5.00%, 6/1/2028	1,050,000	1,316,792
5.00%, 12/1/2037	1,925,000	2,512,934
5.00%, 12/1/2039	1,050,000	1,346,072
5.00%, 6/1/2044	3,235,000	4,109,366
Series A, 5.00%, 6/1/2029	2,000,000	2,563,423
Series B, 5.00%, 12/1/2033	115,000	138,222
Ohio, Water Development Authority Water Pollution Control Loan Fund Revenue:
Series A, 5.00%, 12/1/2029	240,000	293,542
Series A, 5.00%, 12/1/2031	500,000	608,875
Series A, 5.00%, 6/1/2032	675,000	884,962
Series A, 5.00%, 12/1/2039	1,135,000	1,468,993
Series B, 5.00%, 6/1/2026	500,000	586,402
Series B, 5.00%, 12/1/2038	2,775,000	3,563,752
Series B, 5.00%, 12/1/2039	2,000,000	2,563,947
State of Ohio, General Obligation:
4.00%, 3/1/2036	940,000	1,179,166
4.00%, 3/1/2037	500,000	625,623
4.00%, 3/1/2038	1,400,000	1,746,716
4.00%, 3/1/2039	750,000	932,844
5.00%, 3/1/2030	860,000	1,043,115
Series A, 5.00%, 5/1/2032	660,000	802,220
Series A, 5.00%, 5/1/2033	500,000	670,426
University of Cincinnati, Revenue Series A, 5.00%, 6/1/2044	275,000	335,655
		102,519,213
See accompanying notes to financial statements.
75

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
OKLAHOMA — 0.5%
Canadian County, OK, Educational Facilities Authority Revenue 3.00%, 9/1/2029	$ 250,000	$ 271,848
Oklahoma County, Independent School District, General Obligation Series A, 2.50%, 7/1/2023	3,120,000	3,223,368
Oklahoma, Capital Improvement Authority, State Facilities Revenue:
4.00%, 7/1/2038	650,000	749,776
5.00%, 7/1/2027	160,000	190,679
Series 2020A, 5.00%, 7/1/2025	600,000	692,158
Series A, 5.00%, 7/1/2027	265,000	294,629
Oklahoma, Development Finance Authority Revenue Series D, 3.00%, 6/1/2046	145,000	152,474
Oklahoma, State Turnpike Authority Revenue:
Series A, 4.00%, 1/1/2033	260,000	291,208
Series C, 5.00%, 1/1/2037	125,000	149,722
Series E, 5.00%, 1/1/2029	700,000	845,585
Oklahoma, State University Revenue:
Series A, 4.00%, 9/1/2046	655,000	780,366
Series A, 5.00%, 9/1/2031	750,000	980,920
Oklahoma, Water Resources Board Revenue 4.00%, 4/1/2040	880,000	1,064,593
Tulsa County, OK, Industrial Authority Revenue:
5.00%, 9/1/2022	60,000	61,883
5.00%, 9/1/2024	110,000	123,146
Tulsa, OK, Public Facilities Authority Revenue:
3.00%, 6/1/2026	325,000	348,859
3.00%, 6/1/2027	1,750,000	1,866,395
5.00%, 6/1/2023	5,560,000	5,932,459
5.00%, 6/1/2024	530,000	587,704
5.00%, 6/1/2025	2,710,000	3,114,301
		21,722,073
OREGON — 1.7%
City of New York NY, General Obligation Series A, 5.00%, 6/1/2029	1,885,000	2,437,078
City of Portland OR Sewer System Revenue:
Series A, 3.00%, 3/1/2046	605,000	658,957
Series A, 5.00%, 3/1/2024	620,000	681,816
Series A, 5.00%, 3/1/2029	2,525,000	3,237,887
See accompanying notes to financial statements.
76

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
City of Portland OR Water System Revenue Series B, 2.13%, 5/1/2046	$ 3,660,000	$ 3,555,219
Clackamas & Washington Counties, OR, School District No. 3, General Obligation 5.00%, 6/15/2029	200,000	231,141
Clackamas County, OR, School District No. 12, General Obligation:
5.00%, 6/15/2026	75,000	83,511
Series A, Zero Coupon, 6/15/2036	115,000	71,044
Series A, Zero Coupon, 6/15/2038	300,000	167,996
Series A, Zero Coupon, 6/15/2042	440,000	202,871
Series B, 5.00%, 6/15/2037	1,770,000	2,139,684
Linn & Benton Counties, OR, School District No. 8J Greater Albany, General Obligation:
5.00%, 6/15/2024	3,235,000	3,598,456
5.00%, 6/15/2037	100,000	120,886
Multnomah & Clackamas Counties, School District No 10JT Gresham-Barlow, General Obligation Series B, 5.00%, 6/15/2029	135,000	165,823
Multnomah County, School District No 1 Portland,General Obligation Series B, 3.00%, 6/15/2036	4,000,000	4,469,015
Ohio, State Revenue Series C, 5.00%, 12/1/2029	180,000	215,580
Oregon, State Department of Administration Services, Lottery Revenue Series C, 5.00%, 4/1/2026	510,000	583,601
Oregon, State Department of Transportation, Sales Tax Revenue:
Series A, 5.00%, 11/15/2035	1,400,000	1,846,829
Series A, 5.00%, 11/15/2039	5,000,000	6,450,268
Series C, 5.00%, 11/15/2025	170,000	199,077
Oregon, State General Obligation:
4.00%, 5/1/2040	1,700,000	2,078,988
5.00%, 5/1/2030	1,470,000	1,932,749
Series C, 5.00%, 8/1/2041	1,065,000	1,251,900
Series F, 5.00%, 5/1/2028	180,000	212,979
Series F, 5.00%, 5/1/2030	145,000	171,430
Series F, 5.00%, 5/1/2035	100,000	117,480
Series I, 5.00%, 8/1/2024	125,000	139,874
Series I, 5.00%, 8/1/2029	195,000	239,660
Series L, 5.00%, 8/1/2029	3,370,000	4,141,818
Series L, 5.00%, 8/1/2030	1,250,000	1,533,387
See accompanying notes to financial statements.
77

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series L, 5.00%, 8/1/2042	$ 4,540,000	$ 5,473,331
Oregon, State Health & Science University Revenue:
Series B, 4.00%, 7/1/2046	155,000	173,714
Series B, 5.00%, 7/1/2033	1,150,000	1,363,762
Series B, 5.00%, 7/1/2036	235,000	277,141
Series B, 5.00%, 7/1/2038	285,000	335,791
Portland Community College District, General Obligation:
5.00%, 6/15/2025	430,000	496,402
5.00%, 6/15/2027	1,440,000	1,713,755
5.00%, 6/15/2029	500,000	592,139
5.00%, 6/15/2030	660,000	780,037
5.00%, 6/15/2031	500,000	590,697
5.00%, 6/15/2032	500,000	589,977
5.00%, 6/15/2033	500,000	589,258
Portland, OR, Sewer System Revenue:
Series A, 2.50%, 6/15/2033	325,000	341,947
Series B, 5.00%, 6/15/2023	600,000	641,346
Salem-Keizer School District No 24J, General Obligation:
5.00%, 6/15/2038	500,000	620,381
Series A, Zero Coupon, 6/15/2039	3,995,000	2,598,272
Series A, Zero Coupon, 6/15/2040	2,850,000	1,791,591
Series B, 5.00%, 6/15/2032	635,000	832,133
Series B, 5.00%, 6/15/2035	750,000	977,766
State of Oregon, General Obligation 4.00%, 5/1/2046	740,000	892,636
Tri-County Metropolitan Transportation District of Oregon Revenue:
Series A, 3.00%, 9/1/2044	1,405,000	1,527,146
Series A, 5.00%, 9/1/2041	570,000	685,646
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, General Obligation Series J, 5.00%, 6/15/2026	650,000	775,755
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation:
5.00%, 6/15/2027	120,000	133,618
Series B, Zero Coupon, 6/15/2029	200,000	173,588
Series B, Zero Coupon, 6/15/2032	200,000	151,752
Series B, Zero Coupon, 6/15/2034	330,000	227,943
Washington County, OR, School District No. 1, General Obligation:
4.00%, 6/15/2039	1,920,000	2,308,787
5.00%, 6/15/2035	390,000	474,407
See accompanying notes to financial statements.
78

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Yamhill County, OR, School District No. 40 McMinnville, General Obligation 4.00%, 6/15/2037	$ 200,000	$ 224,215
		71,291,937
PENNSYLVANIA — 1.3%
Abington, PA, School District, General Obligation Series A, 4.00%, 10/1/2035	535,000	616,186
Allegheny, PA, General Obligation:
Series C-75, 5.00%, 11/1/2026	315,000	379,857
Series C-78, 4.00%, 11/1/2045	2,570,000	3,063,445
Bensalem Township School District, General Obligation 5.00%, 6/1/2028	135,000	146,851
Commonwealth of Pennsylvania, General Obligation:
2.00%, 5/15/2039	665,000	652,989
5.00%, 7/15/2028	815,000	1,027,033
Series 2020, 3.00%, 5/1/2035	900,000	992,262
Delaware, State Authority Revenue:
Series A, 3.75%, 10/1/2046	120,000	132,673
Series A, 5.00%, 10/1/2042	795,000	952,087
Luzerne, PA, General Obligation Series A, 5.00%, 11/15/2029 (c)	375,000	435,232
Pennsylvania Turnpike Commission Revenue:
Series A, 5.00%, 12/1/2028	105,000	126,471
Series A, 5.00%, 12/1/2030	160,000	192,418
Pennsylvania, State College Area School District, General Obligation 5.00%, 3/15/2040	280,000	315,331
Pennsylvania, State General Obligation:
2.00%, 5/15/2038	5,000,000	4,931,828
3.00%, 5/15/2034	7,580,000	8,428,164
4.00%, 2/1/2030	400,000	449,086
4.00%, 3/1/2038	4,085,000	4,696,821
5.00%, 3/15/2023	120,000	126,799
5.00%, 9/15/2023	600,000	647,504
5.00%, 1/1/2025	1,000,000	1,134,451
5.00%, 9/15/2026	500,000	599,846
5.00%, 1/1/2027	500,000	605,400
5.00%, 3/15/2028	270,000	307,645
5.00%, 5/15/2030	7,535,000	9,866,323
5.00%, 1/1/2024	725,000	791,180
Series 2020, 2.00%, 5/1/2039	1,475,000	1,448,406
See accompanying notes to financial statements.
79

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Pennsylvania, State Higher Educational Facilities Authority Revenue:
Series A, 4.00%, 8/15/2033	$ 190,000	$ 216,344
Series A, 4.00%, 8/15/2034	145,000	164,922
Series A, 4.00%, 8/15/2035	470,000	534,324
Series A, 5.00%, 9/1/2045	2,000,000	2,531,624
Series AT-1, 5.00%, 6/15/2024	200,000	221,951
Series AT-1, 5.00%, 6/15/2025	100,000	115,071
Series AT-1, 5.00%, 6/15/2030	100,000	118,404
Series B, 5.00%, 10/1/2025	200,000	233,326
Pennsylvania, State University, Revenue:
Series A, 5.00%, 9/1/2041	150,000	177,192
Series A, 5.00%, 9/1/2042	270,000	327,957
Series B, 4.00%, 9/1/2036	490,000	557,318
Pittsburgh Water & Sewer Authority Revenue Series B, 5.00%, 9/1/2032 (c)	2,540,000	3,448,121
Port, PN, Authority of Allegheny County Revenue 5.00%, 3/1/2024	900,000	989,117
State Public School Building Authority Revenue:
5.00%, 12/1/2023	150,000	163,170
5.00%, 12/1/2029	610,000	732,014
Upper Merion Area School District, General Obligation Series A, 4.00%, 1/15/2046	500,000	579,532
		54,176,675
RHODE ISLAND — 0.1%
Rhode Island Health & Educational Building Corp., Revenue:
Series A, 4.00%, 5/15/2028	485,000	547,787
Series A, 5.00%, 5/15/2027	270,000	320,234
Series A, 5.00%, 9/1/2029	500,000	614,031
Rhode Island, State & Providence Plantations, General Obligation:
Series B, 5.00%, 8/1/2031	1,195,000	1,458,266
Series C, 4.00%, 1/15/2033	1,500,000	1,785,620
Series D, 5.00%, 8/1/2024	250,000	279,749
State of Rhode Island, General Obligation 2.00%, 8/1/2038	905,000	900,076
		5,905,763
SOUTH CAROLINA — 0.5%
Charleston, SC, General Obligation Series C, 5.00%, 11/1/2024	350,000	395,552
See accompanying notes to financial statements.
80

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Charlotte, NC, Water & Sewer System Revenue 5.00%, 1/1/2044	$ 1,000,000	$ 1,273,857
City of Charleston SC Waterworks & Sewer System Revenue 4.00%, 1/1/2027	4,000,000	4,662,270
City of Columbia SC Waterworks & Sewer System Revenue Series A, 4.00%, 2/1/2044	2,750,000	3,223,846
County of Florence SC, General Obligation 5.00%, 6/1/2023	3,200,000	3,414,365
Lexington County, SC, School District No. 1, General Obligation Series B, 3.00%, 2/1/2038	1,975,000	2,170,521
Lexington County, SC, School District No. 2, General Obligation:
3.00%, 3/1/2038	125,000	134,263
Series C, 3.00%, 3/1/2038	325,000	349,631
South Carolina, General Obligation:
Series A, 4.00%, 4/1/2031	2,085,000	2,445,797
Series A, 5.00%, 4/1/2030	120,000	148,407
University of South Carolina Revenue:
Series A, 5.00%, 5/1/2041	750,000	976,370
Series A, 5.00%, 5/1/2046	730,000	940,627
York, SC, General Obligation 5.00%, 4/1/2027	280,000	308,943
		20,444,449
TENNESSEE — 1.1%
City of Knoxville TN Wastewater System Revenue Series A, 4.00%, 4/1/2034	4,000,000	5,037,431
City of Memphis TN Water Revenue 3.00%, 12/1/2045	500,000	544,760
City of Memphis TN, General Obligation:
4.00%, 5/1/2035	750,000	921,708
5.00%, 5/1/2023	780,000	828,843
5.00%, 5/1/2029	4,775,000	6,126,777
Memphis, TN, General Obligation:
4.00%, 6/1/2032	2,320,000	2,641,551
4.00%, 6/1/2044	500,000	564,980
Series A, 5.00%, 4/1/2026	320,000	365,761
Metropolitan Government Nashville & Davidson County, TN, Electric Revenue:
Series A, 5.00%, 7/1/2042	1,040,000	1,264,924
Series B, 5.00%, 5/15/2026	345,000	410,500
Metropolitan Government Nashville & Davidson County, TN, General Obligation:
4.00%, 7/1/2028	360,000	421,642
See accompanying notes to financial statements.
81

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 7/1/2031	$ 750,000	$ 873,803
4.00%, 7/1/2036	515,000	609,180
5.00%, 1/1/2024	105,000	114,695
5.00%, 7/1/2024	110,000	122,572
5.00%, 1/1/2025	535,000	607,617
5.00%, 1/1/2026	170,000	199,931
5.00%, 1/1/2027	100,000	119,295
5.00%, 7/1/2030	650,000	815,157
Series C, 3.00%, 1/1/2035	2,100,000	2,373,495
Series C, 4.00%, 1/1/2032	2,965,000	3,678,293
Series C, 5.00%, 7/1/2023	115,000	123,069
Nashville & Davidson County, TN, Metropolitan Government General Obligation Series C, 5.00%, 1/1/2024	500,000	546,166
New Memphis Arena Public Building Authority Revenue:
Zero Coupon, 4/1/2032	1,500,000	1,234,666
Zero Coupon, 4/1/2034	3,300,000	2,574,445
Zero Coupon, 4/1/2041	2,015,000	1,259,637
Zero Coupon, 4/1/2042	850,000	514,165
Sullivan County, TN, General Obligation 4.00%, 5/1/2045	610,000	688,850
Tennessee, State General Obligation:
Series A, 5.00%, 8/1/2022	150,000	154,214
Series A, 5.00%, 2/1/2026	160,000	189,113
Series A, 5.00%, 9/1/2027	5,005,000	6,205,650
Tennessee, State School Bond Authority Revenue:
Series A, 5.00%, 11/1/2034	3,610,000	4,435,364
Series A, 5.00%, 11/1/2037	435,000	533,342
Series B, 5.00%, 11/1/2022	100,000	104,024
Series B, 5.00%, 11/1/2025	105,000	122,713
		47,328,333
TEXAS — 10.7%
Alamo Community College District, General Obligation:
4.00%, 8/15/2034	1,085,000	1,321,092
4.00%, 8/15/2038	2,615,000	3,151,042
Alamo, TX, Community College District, General Obligation:
5.00%, 8/15/2026	125,000	149,836
5.00%, 8/15/2027	575,000	708,505
5.00%, 8/15/2038	1,000,000	1,221,571
Alamo, TX, Regional Mobility Authority Revenue 5.00%, 6/15/2039	100,000	113,564
See accompanying notes to financial statements.
82

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Aldine, TX, Independent School District, General Obligation:
5.00%, 2/15/2024	$ 220,000	$ 241,502
5.00%, 2/15/2026	150,000	170,666
5.00%, 2/15/2029	300,000	339,936
5.00%, 2/15/2030	215,000	259,825
Allen, TX, Independent School District, General Obligation 5.00%, 2/15/2027	320,000	377,415
Alvin, TX, Independent School District, General Obligation:
5.00%, 2/15/2027	345,000	406,130
Series A, 4.00%, 2/15/2039	255,000	281,305
Series A, 5.00%, 2/15/2030	165,000	193,355
Arlington Higher Education Finance Corp., Revenue Series A, 3.00%, 2/15/2046	1,500,000	1,603,853
Arlington, TX, Independent School District, General Obligation:
4.00%, 2/15/2041	750,000	888,476
5.00%, 2/15/2029	500,000	638,510
5.00%, 2/15/2030	2,000,000	2,549,955
5.00%, 2/15/2031	550,000	699,171
Series A, 5.00%, 2/15/2026	225,000	237,032
Series B, 5.00%, 2/15/2025	75,000	85,533
Austin, TX, Electric Utility System Revenue:
5.00%, 11/15/2030	675,000	805,980
5.00%, 11/15/2033	250,000	297,723
Series A, 5.00%, 11/15/2022	100,000	104,175
Series A, 5.00%, 11/15/2026	825,000	995,132
Series A, 5.00%, 11/15/2039	500,000	649,313
Series A, 5.00%, 11/15/2045	1,760,000	2,257,236
Series B, 5.00%, 11/15/2044	950,000	1,204,589
Austin, TX, General Obligation 5.00%, 9/1/2034	420,000	470,432
Austin, TX, Independent School District, General Obligation:
1.88%, 8/1/2038	1,450,000	1,412,725
4.00%, 8/1/2033	3,700,000	4,380,723
4.00%, 8/1/2034	6,515,000	7,728,656
4.00%, 8/1/2035	2,000,000	2,445,972
5.00%, 8/1/2028	2,440,000	2,963,101
Series B, 5.00%, 8/1/2031	125,000	149,221
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2027	265,000	329,336
Series 2017, 5.00%, 11/15/2022	485,000	505,205
Series A, 5.00%, 5/15/2022	210,000	213,637
Series A, 5.00%, 5/15/2026	300,000	350,183
See accompanying notes to financial statements.
83

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 11/15/2035	$ 500,000	$ 658,598
Series C, 5.00%, 11/15/2045	605,000	781,134
Bexar County, TX, General Obligation:
4.00%, 6/15/2034	650,000	728,996
4.00%, 6/15/2039	5,000,000	5,891,581
4.00%, 6/15/2041	350,000	389,962
Bexar County, TX, Hospital District, General Obligation:
4.00%, 2/15/2036	300,000	334,129
4.00%, 2/15/2043	3,755,000	4,252,424
5.00%, 2/15/2026	140,000	165,182
5.00%, 2/15/2027	265,000	311,955
5.00%, 2/15/2029	130,000	152,398
5.00%, 2/15/2031	1,450,000	1,843,270
5.00%, 2/15/2032	3,000,000	3,398,365
5.00%, 2/15/2034	680,000	816,578
5.00%, 2/15/2045	4,910,000	6,098,072
Birdville, TX, Independent School District, General Obligation:
Series B, 5.00%, 2/15/2028	200,000	226,956
Series B, 5.00%, 2/15/2030	550,000	623,581
Board of Regents of the University of Texas System Revenue Series A, 4.00%, 8/15/2035	855,000	1,062,091
Braunfels, TX, Utility System Revenue 3.00%, 7/1/2045	885,000	946,278
City of Dallas TX Waterworks & Sewer System Revenue:
Series C, 4.00%, 10/1/2040	505,000	609,128
Series C, 4.00%, 10/1/2043	685,000	807,245
City of Houston TX, General Obligation 5.00%, 3/1/2024	3,600,000	3,958,110
City of Laredo TX Waterworks & Sewer System Revenue Series A, 4.00%, 3/1/2045	750,000	894,825
City of San Antonio TX Electric & Gas Systems Revenue:
1.75%, 2/1/2049 (b)	500,000	522,436
4.00%, 2/1/2030	650,000	795,016
Series A, 5.00%, 2/1/2041	700,000	900,522
City of San Antonio TX, General Obligation:
3.00%, 8/1/2040	1,495,000	1,645,224
5.00%, 8/1/2031	730,000	946,512
Clear Creek, TX, Independent School District, General Obligation:
5.00%, 2/15/2032	1,000,000	1,205,211
5.00%, 2/15/2034	1,000,000	1,203,622
5.00%, 2/15/2037	2,555,000	3,063,885
5.00%, 2/15/2041	1,000,000	1,193,598
See accompanying notes to financial statements.
84

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Collin County, TX, Community College District, General Obligation:
4.00%, 8/15/2031	$ 495,000	$ 576,257
4.00%, 8/15/2032	280,000	325,415
4.00%, 8/15/2034	190,000	220,261
4.00%, 8/15/2035	1,950,000	2,341,389
5.00%, 8/15/2025	390,000	452,994
Series A, 4.00%, 8/15/2038	2,015,000	2,406,737
Series A, 5.00%, 8/15/2030	2,500,000	3,254,129
Collin County, TX, General Obligation 3.13%, 2/15/2035	720,000	787,570
Colorado River, TX, Municipal Water District Revenue 5.00%, 1/1/2025	500,000	565,150
Comal Independent School District, General Obligation:
5.00%, 2/1/2028	785,000	921,580
Series B, 5.00%, 2/1/2024	395,000	432,843
Conroe, TX, Independent School District, General Obligation:
5.00%, 2/15/2025	350,000	398,805
Series A, 3.00%, 2/15/2041	500,000	554,004
Series A, 5.00%, 2/15/2025	205,000	233,586
Series A, 5.00%, 2/15/2031	700,000	910,383
Coppell, TX, Independent School District, General Obligation 5.00%, 8/15/2042	1,000,000	1,238,830
Corpus Christi, Independent School District, General Obligation 5.00%, 8/15/2030	830,000	1,047,839
County of Travis, TX, General Obligation Series A, 5.00%, 3/1/2038	515,000	648,896
County of Williamson, TX, General Obligation:
4.00%, 2/15/2040	500,000	594,178
5.00%, 2/15/2024	790,000	867,740
Crowley, Independent School District, General Obligation:
Series B, 4.00%, 8/1/2037	140,000	157,015
Series B, 5.00%, 8/1/2036	100,000	115,688
Cypress-Fairbanks, TX, Independent School District, General Obligation:
4.00%, 2/15/2037	235,000	260,335
4.00%, 2/15/2041	100,000	110,105
5.00%, 2/15/2023	150,000	158,029
5.00%, 2/15/2028	435,000	494,642
5.00%, 2/15/2033	2,635,000	3,252,826
Series A, 2.25%, 2/15/2043	550,000	549,722
Series A, 3.00%, 2/15/2035	500,000	569,048
See accompanying notes to financial statements.
85

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 3.00%, 2/15/2039	$ 500,000	$ 560,272
Series A, 4.00%, 2/15/2037	500,000	612,522
Dallas county, TX, General Obligation:
5.00%, 8/15/2025	100,000	115,996
5.00%, 7/15/2027	610,000	727,815
Dallas Independent School District, General Obligation:
4.00%, 2/15/2023	1,040,000	1,084,101
5.00%, 2/15/2030	620,000	789,021
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
5.00%, 12/1/2034	1,000,000	1,287,825
Series A, 5.00%, 12/1/2028	295,000	345,727
Series A, 5.00%, 12/1/2029	255,000	298,849
Series A, 5.00%, 12/1/2030	160,000	187,513
Series A, 5.00%, 12/1/2033	100,000	113,188
Series A, 5.00%, 12/1/2034	175,000	205,092
Series A, 5.00%, 12/1/2035	225,000	263,690
Series A, 5.00%, 12/1/2036	295,000	342,522
Dallas, TX, General Obligation:
5.00%, 2/15/2023	1,930,000	2,032,413
5.00%, 2/15/2030	275,000	311,426
5.00%, 2/15/2031	2,050,000	2,462,851
Series B, 3.00%, 2/15/2036	540,000	586,247
Dallas, TX, Hospital District, General Obligation 5.00%, 8/15/2029	2,000,000	2,524,358
Dallas, TX, Independent School District, General Obligation:
Series A, 3.00%, 2/15/2036	345,000	363,533
Series A, 4.00%, 2/15/2031	255,000	280,437
Series A, 5.00%, 8/15/2024	210,000	235,110
Series B, 5.00%, 2/15/2026	600,000	707,385
Series B, 5.00%, 2/15/2036	60,000	60,334
Dallas, TX, Waterworks & Sewer System Revenue:
Series A, 5.00%, 10/1/2027	110,000	128,018
Series A, 5.00%, 10/1/2028	300,000	348,775
Series A, 5.00%, 10/1/2029	100,000	120,235
Series A, 5.00%, 10/1/2033	410,000	490,419
Series A, 5.00%, 10/1/2034	800,000	955,678
Series A, 5.00%, 10/1/2036	680,000	810,228
Series C, 5.00%, 10/1/2045	3,165,000	4,086,510
Denton, TX, Independent School District, General Obligation:
4.00%, 8/15/2023	525,000	556,442
5.00%, 8/15/2025	290,000	330,051
5.00%, 8/15/2028	175,000	199,547
See accompanying notes to financial statements.
86

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/15/2029	$ 500,000	$ 586,813
5.00%, 8/15/2030	115,000	134,508
Series B, 5.00%, 8/15/2043	2,225,000	2,709,268
Dickinson, TX, Independent School District, General Obligation 2.00%, 2/15/2046	1,900,000	1,853,981
Eagle Mountain & Saginaw Independent School District 5.00%, 8/15/2030	125,000	146,870
El Paso, TX, General Obligation:
4.00%, 8/15/2042	210,000	232,778
Series A, 4.00%, 8/15/2034	1,000,000	1,191,185
El Paso, TX, Water & Sewer Revenue 5.00%, 3/1/2026	165,000	181,602
Forney, TX, Independent School District, General Obligation 5.00%, 8/15/2029	125,000	144,459
Fort Bend County, TX, General Obligation:
Series B, 4.00%, 3/1/2029	150,000	169,828
Series B, 5.00%, 3/1/2026	250,000	285,150
Series B, 5.00%, 3/1/2028	520,000	612,785
Fort Bend, TX, Independent School District, General Obligation:
4.00%, 8/15/2032	275,000	319,768
5.00%, 8/15/2028	525,000	647,792
Fort Worth, TX, General Obligation Series A, 5.00%, 3/1/2023	50,000	52,774
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2023	50,000	52,671
5.00%, 2/15/2025	195,000	222,256
Fort Worth, TX, Water & Sewer System Revenue:
5.00%, 2/15/2028	130,000	142,329
Series A, 5.00%, 2/15/2027	140,000	159,335
Frisco, TX, General Obligation:
5.00%, 2/15/2024	125,000	137,189
Series A, 5.00%, 2/15/2024	150,000	164,627
Series A, 5.00%, 2/15/2026	260,000	297,038
Frisco, TX, Independent School District, General Obligation:
4.00%, 2/15/2035	525,000	641,014
Series A, 4.00%, 8/15/2032	510,000	572,389
Series A, 5.00%, 8/15/2022	300,000	308,955
Galena Park, TX, Independent School District, General Obligation 4.00%, 8/15/2034	375,000	436,254
Garland, TX, Independent School District, General Obligation 5.00%, 2/15/2030	260,000	295,043
See accompanying notes to financial statements.
87

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Georgetown, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2037	$ 110,000	$ 126,019
Goose Creek Consolidated Independent School District, General Obligation 2.13%, 2/15/2045	1,000,000	984,199
Grand Parkway, TX, Transportation Corp., Revenue:
Series A, 5.00%, 10/1/2031	1,000,000	1,247,451
Series A, 5.00%, 10/1/2043	1,300,000	1,604,741
Grand Prairie, TX, Independent School District, General Obligation 4.00%, 8/15/2030	100,000	112,276
Grapevine-Colleyville, TX, Independent School District, General Obligation 5.00%, 8/15/2031	500,000	578,615
Harris County, TX, Cultural Education Facilities Finance Corp., Revenue:
4.00%, 11/15/2036	395,000	452,478
4.00%, 11/15/2037	840,000	959,710
5.00%, 11/15/2025	275,000	321,231
Harris County, TX, Flood Control District Revenue:
5.00%, 10/1/2031	1,200,000	1,480,577
Series A, 4.00%, 10/1/2035	900,000	1,040,357
Series A, 5.00%, 10/1/2027	285,000	329,561
Series A, 5.00%, 10/1/2029	530,000	656,995
Series A, 5.00%, 10/1/2030	1,000,000	1,236,364
Series A, 5.00%, 10/1/2032	455,000	560,786
Series A, 5.00%, 10/1/2033	250,000	307,764
Series A, 5.00%, 10/1/2034	500,000	615,313
Harris County, TX, Flood Control District, General Obligation:
3.00%, 10/1/2038	625,000	691,884
4.00%, 10/1/2035	790,000	950,960
5.00%, 10/1/2031	500,000	651,559
Harris County, TX, General Obligation:
Series A, 4.00%, 10/1/2045	1,990,000	2,351,888
Series A, 5.00%, 10/1/2025	350,000	408,321
Series A, 5.00%, 10/1/2027	530,000	618,315
Series A, 5.00%, 10/1/2028	720,000	838,516
Series A, 5.00%, 10/1/2029	1,465,000	1,894,063
Series A, 5.00%, 10/1/2034	440,000	492,592
Series A, 5.00%, 10/1/2035	155,000	179,701
See accompanying notes to financial statements.
88

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue:
5.00%, 11/1/2026	$ 150,000	$ 169,477
5.00%, 11/1/2028	120,000	135,582
Series A, 5.00%, 11/1/2027	525,000	634,485
Series A, 5.00%, 11/1/2028	200,000	241,709
Series A, 5.00%, 11/1/2029	300,000	361,610
Series B, 5.00%, 11/1/2024	225,000	254,012
Harris County, TX, Revenue:
Series A, 5.00%, 8/15/2024	375,000	420,153
Series A, 5.00%, 8/15/2026	185,000	221,758
Series A, 5.00%, 8/15/2027	500,000	598,841
Series A, 5.00%, 8/15/2030	480,000	570,551
Series A, 5.00%, 8/15/2031	610,000	725,380
Series A, 5.00%, 8/15/2032	540,000	641,870
Series A, 5.00%, 8/15/2035	490,000	581,459
Series A, 5.00%, 8/15/2036	270,000	319,992
Harris County, TX, Toll Road Authority Revenue:
4.00%, 8/15/2036	485,000	590,241
4.00%, 8/15/2037	505,000	611,401
4.00%, 8/15/2045	4,590,000	5,427,433
5.00%, 8/15/2029	865,000	1,117,549
Series A, 4.00%, 8/15/2037	300,000	348,500
Series A, 5.00%, 8/15/2022	195,000	200,808
Series A, 5.00%, 8/15/2032	1,635,000	2,021,942
Harris County, TX, Toll Road Authority, Revenue:
4.00%, 8/15/2035	615,000	749,882
4.00%, 8/15/2040	510,000	611,895
Hays Consolidated Independent School District, General Obligation:
Series A, 3.00%, 2/15/2025	425,000	458,437
Series A, 3.00%, 2/15/2026	1,390,000	1,524,763
Hidalgo, TX, General Obligation Series A, 5.00%, 8/15/2036	645,000	800,577
Houston of Harris County, TX, Port Authority General Obligation:
Series A, 5.00%, 10/1/2022	255,000	264,196
Series A-2, 5.00%, 10/1/2024	500,000	562,243
Series A-2, 5.00%, 10/1/2032	1,810,000	2,378,588
Houston, TX, Combined Utility System Revenue:
Series A, 4.00%, 11/15/2041	3,015,000	3,686,186
Series B, 4.00%, 11/15/2037	250,000	281,560
Series B, 4.00%, 11/15/2044	1,950,000	2,310,251
See accompanying notes to financial statements.
89

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 11/15/2025	$ 200,000	$ 234,125
Series B, 5.00%, 11/15/2026	300,000	362,186
Series B, 5.00%, 11/15/2032	275,000	329,087
Series B, 5.00%, 11/15/2036	555,000	662,987
Series C, 4.00%, 11/15/2039	550,000	668,558
Series C, 5.00%, 11/15/2024	1,500,000	1,695,898
Series D, 5.00%, 11/15/2028	130,000	146,263
Series D, 5.00%, 11/15/2032	500,000	629,834
Series D, 5.00%, 11/15/2038	555,000	697,346
Houston, TX, General Obligation:
Series A, 3.00%, 3/1/2040	780,000	860,301
Series A, 4.00%, 3/1/2035	765,000	869,658
Series A, 4.00%, 3/1/2036	395,000	438,467
Series A, 5.00%, 3/1/2022	185,000	186,433
Series A, 5.00%, 3/1/2025	365,000	416,566
Series A, 5.00%, 3/1/2027	800,000	971,829
Series A, 5.00%, 3/1/2029	720,000	895,419
Series A, 5.00%, 3/1/2030	695,000	827,915
Series A, 5.00%, 3/1/2031	100,000	116,811
Series A, 5.00%, 3/1/2032	850,000	1,075,741
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2022	100,000	100,556
5.00%, 2/15/2024	650,000	714,108
5.00%, 2/15/2025	3,100,000	3,541,602
5.00%, 2/15/2027	895,000	1,088,874
5.00%, 2/15/2031	500,000	604,866
5.00%, 2/15/2035	2,500,000	3,017,820
5.00%, 2/15/2042	315,000	379,073
Series A, 4.00%, 2/15/2033	700,000	784,128
Series A, 5.00%, 2/15/2027	555,000	653,340
Series A, 5.00%, 2/15/2030	395,000	461,830
Series A, 5.00%, 2/15/2031	445,000	520,092
Humble, TX, Independent School District, General Obligation Series A, 5.50%, 2/15/2025	110,000	127,036
Hurst-Euless-Bedford, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2028	140,000	172,744
Hutto, TX, General Obligation 4.00%, 8/1/2043	250,000	279,710
Irving Independent, CA, School District, General Obligation Series A, 5.00%, 2/15/2023	175,000	184,367
See accompanying notes to financial statements.
90

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Judson, TX, Independent School District, General Obligation 5.00%, 2/1/2025	$ 225,000	$ 256,170
Katy, TX, Independent School District, General Obligation:
4.00%, 2/15/2037	185,000	211,651
5.00%, 2/15/2042	230,000	274,750
5.00%, 2/15/2043	1,285,000	1,576,006
Series D, 5.00%, 2/15/2024	3,065,000	3,363,188
Series D, 5.00%, 2/15/2025	405,000	461,745
Keller, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2027	145,000	170,692
Klein, TX, Independent School District, General Obligation 4.00%, 8/1/2046	100,000	111,482
Lake Travis, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2043	5,095,000	6,037,756
Lamar, TX, Consolidated Independent School District, General Obligation 5.00%, 2/15/2022	110,000	110,612
Leander, TX, Independent School District, General Obligation:
Series A, , 8/16/2044	100,000	45,385
Series A, 5.00%, 8/15/2026	640,000	742,874
Lewisville, TX, Independent School District, General Obligation:
3.25%, 8/15/2036	100,000	107,699
5.00%, 8/15/2023	300,000	322,693
5.00%, 8/15/2024	135,000	151,142
5.00%, 8/15/2026	300,000	359,608
Series A, 4.00%, 8/15/2026	180,000	202,358
Series A, 4.00%, 8/15/2027	110,000	123,285
Series B, 5.00%, 8/15/2028	525,000	606,934
Liberty Hill Independent School District, General Obligation 3.00%, 2/1/2037	1,500,000	1,677,115
Little Elm, TX, Independent School District, General Obligation 5.00%, 8/15/2042	3,000,000	3,664,326
Lone Star, TX, College System, General Obligation 5.00%, 2/15/2033	400,000	465,909
Lubbock, TX, General Obligation:
5.00%, 2/15/2022	160,000	160,886
5.00%, 2/15/2025	2,575,000	2,930,628
5.00%, 2/15/2029	100,000	127,544
Montgomery Independent School District 5.00%, 2/15/2028	245,000	277,696
Montgomery, MD, State General Obligation 5.00%, 3/1/2028	415,000	488,302
See accompanying notes to financial statements.
91

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Montgomery, TX, State General Obligation Series A, 4.00%, 3/1/2042	$ 405,000	$ 445,935
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2024	135,000	151,172
5.00%, 9/1/2027	200,000	232,029
Series A, 3.00%, 9/1/2032	685,000	778,803
Northside, TX, Independent School District, General Obligation:
2.38%, 8/15/2045	605,000	613,610
4.00%, 8/15/2034	750,000	915,244
Northwest, TX, Independent School District, General Obligation:
3.00%, 2/15/2046	2,250,000	2,447,829
5.00%, 2/15/2042	380,000	442,112
Series B, 5.00%, 2/15/2023	230,000	242,072
Series B, 5.00%, 2/15/2026	260,000	298,085
Pasadena, TX, Independent School District, General Obligation 5.00%, 2/15/2024	500,000	548,756
Pearland, TX, Independent School District, General Obligation 5.00%, 2/15/2030	1,190,000	1,400,854
Pecos Barstow Toyah Independent School District, General Obligation 4.00%, 2/15/2041	500,000	548,253
Plano, TX, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2028	200,000	235,170
Series A, 5.00%, 2/15/2029	500,000	586,813
Round Rock, TX, Independent School District, General Obligation:
5.00%, 8/1/2026	150,000	179,365
Series A, 3.00%, 8/1/2033	500,000	561,803
Series A, 4.00%, 8/1/2032	500,000	604,755
Series A, 5.00%, 8/1/2030	540,000	698,102
Series A, 5.00%, 8/1/2031	610,000	786,797
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2024	280,000	306,803
5.00%, 2/1/2025	125,000	142,198
5.00%, 2/1/2026	230,000	270,321
5.00%, 2/1/2027	375,000	447,850
5.00%, 2/1/2041	260,000	313,957
5.00%, 2/1/2042	260,000	312,672
San Antonio, TX, Electric & Gas Systems Revenue 3.00%, 2/1/2037	540,000	593,808
See accompanying notes to financial statements.
92

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
San Antonio, TX, General Obligation:
5.00%, 2/1/2027	$ 925,000	$ 1,053,447
5.00%, 8/1/2037	320,000	399,513
San Antonio, TX, Independent School District, General Obligation:
4.00%, 8/15/2034	500,000	590,875
4.00%, 8/15/2040	610,000	740,101
4.00%, 8/15/2041	500,000	605,297
5.00%, 2/15/2027	510,000	581,797
5.00%, 8/15/2029	5,000,000	6,325,567
5.00%, 8/15/2043	620,000	703,882
San Antonio, TX, Water System Revenue:
4.00%, 5/15/2034	865,000	1,046,797
Series A, 2.63%, 5/1/2049 (b)	550,000	579,309
Series A, 4.00%, 5/15/2038	2,725,000	3,282,614
Series A, 4.00%, 5/15/2040	875,000	1,048,858
Series A, 5.00%, 5/15/2026	2,550,000	3,024,431
Series A, 5.00%, 5/15/2029	210,000	248,275
Series A, 5.00%, 5/15/2030	500,000	590,187
Series C, 4.00%, 5/15/2037	130,000	148,057
Series C, 5.00%, 5/15/2026	200,000	237,210
Series C, 5.00%, 5/15/2030	160,000	192,061
San Jacinto, TX, Community College District, General Obligation:
4.00%, 2/15/2046	500,000	592,586
Series A, 4.00%, 2/15/2041	515,000	568,560
Schertz-Cibolo-Universal City Independent School District, General Obligation 4.00%, 2/1/2036	110,000	118,386
Sherman, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2041	550,000	672,970
Socorro Independent School District, General Obligation:
4.00%, 8/15/2045	2,195,000	2,622,813
Series B, 5.00%, 8/15/2037	880,000	1,076,785
Spring Branch, TX, Independent School District, General Obligation 5.00%, 2/1/2023	600,000	630,899
Spring Independent School District, General Obligation:
5.00%, 8/15/2022	200,000	205,907
5.00%, 8/15/2026	550,000	637,549
Tarrant, TX, County College District, General Obligation:
2.00%, 8/15/2036	1,700,000	1,735,772
4.00%, 8/15/2033	1,170,000	1,440,197
5.00%, 8/15/2027	1,150,000	1,420,573
See accompanying notes to financial statements.
93

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/15/2031	$ 2,325,000	$ 3,089,166
Tarrant, TX, Regional Water District Revenue:
5.00%, 3/1/2024	240,000	264,038
5.00%, 3/1/2025	250,000	285,658
Series A, 4.00%, 9/1/2031	750,000	913,469
Temple, TX, County College District, General Obligation 3.00%, 7/1/2046	12,535,000	13,569,877
Texas A&M University Revenue:
Series A, 3.00%, 5/15/2039	2,050,000	2,292,040
Series A, 3.00%, 5/15/2040	750,000	837,037
Series A, 3.00%, 5/15/2041	1,600,000	1,781,312
Texas Public Finance Authority Revenue:
4.00%, 2/1/2035	1,800,000	2,133,991
4.00%, 2/1/2039	2,000,000	2,355,744
Texas Water Development Board Revenue:
3.00%, 10/15/2033	1,310,000	1,480,813
3.00%, 10/15/2039	775,000	863,884
4.00%, 10/15/2032	500,000	586,058
4.00%, 10/15/2033	1,010,000	1,183,052
4.00%, 10/15/2036	800,000	993,135
4.00%, 8/1/2038	515,000	621,967
5.00%, 10/15/2023	700,000	758,789
5.00%, 8/1/2026	500,000	598,882
Texas, State A&M University Revenue:
Series A, 3.00%, 5/15/2038	2,655,000	2,982,221
Series C, 5.00%, 5/15/2025	220,000	253,469
Series E, 5.00%, 5/15/2027	160,000	195,928
Texas, State General Obligation:
5.00%, 4/1/2026	310,000	342,044
5.00%, 4/1/2028	160,000	176,501
Series A, 4.00%, 10/1/2033	130,000	150,558
Series A, 5.00%, 4/1/2023	375,000	397,299
Series A, 5.00%, 10/1/2024	165,000	185,637
Series A, 5.00%, 4/1/2025	160,000	183,369
Series A, 5.00%, 4/1/2026	100,000	118,523
Series A, 5.00%, 10/1/2026	400,000	459,325
Series A, 5.00%, 10/1/2027	280,000	325,863
Series A, 5.00%, 10/1/2028	445,000	499,226
Series A, 5.00%, 4/1/2029	100,000	117,970
Series A, 5.00%, 10/1/2030	105,000	129,354
Series A, 5.00%, 10/1/2032	200,000	245,743
Series A, 5.00%, 4/1/2033	1,025,000	1,205,426
See accompanying notes to financial statements.
94

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 4/1/2044	$ 500,000	$ 583,227
Series B, 5.00%, 10/1/2029	100,000	123,644
Series B, 5.00%, 10/1/2033	360,000	442,273
Texas, State Transportation Commission, Highway Fund Revenue:
5.00%, 10/1/2023	240,000	259,739
5.00%, 10/1/2024	265,000	298,222
Series A, 5.00%, 10/1/2024	545,000	613,324
Series A, 5.00%, 10/1/2025	635,000	740,554
Series A, 5.00%, 10/1/2026	275,000	331,218
Series A, 5.00%, 4/1/2033	260,000	287,030
Texas, State University System Revenue:
Series A, 5.00%, 3/15/2022	250,000	252,401
Series A, 5.00%, 3/15/2023	200,000	211,456
Series A, 5.00%, 3/15/2025	880,000	1,005,711
Series A, 5.00%, 3/15/2026	735,000	857,159
Series A, 5.00%, 3/15/2028	1,245,000	1,512,339
Series A, 5.00%, 3/15/2029	140,000	169,234
Series A, 5.00%, 3/15/2030	2,335,000	2,809,043
Series A, 5.00%, 3/15/2031	3,395,000	4,085,098
Series A, 5.00%, 3/15/2033	500,000	599,793
Texas, State Water Development Board Revenue:
3.00%, 10/15/2034	800,000	896,297
3.00%, 10/15/2035	2,650,000	2,973,342
3.00%, 10/15/2038	3,075,000	3,434,634
3.00%, 10/15/2039	600,000	665,161
3.00%, 10/15/2040	5,670,000	6,309,502
4.00%, 10/15/2031	640,000	736,099
4.00%, 8/1/2035	965,000	1,179,304
4.00%, 8/1/2036	150,000	174,289
4.00%, 10/15/2036	4,425,000	5,144,785
4.00%, 10/15/2043	1,725,000	2,019,854
4.00%, 10/15/2044	2,635,000	3,131,829
4.00%, 10/15/2045	500,000	596,452
5.00%, 4/15/2024	220,000	243,222
5.00%, 4/15/2026	135,000	160,203
5.00%, 4/15/2027	90,000	108,432
5.00%, 4/15/2029	840,000	1,045,982
5.00%, 4/15/2031	770,000	999,831
5.00%, 8/1/2033	3,000,000	3,857,549
5.00%, 10/15/2041	1,820,000	2,162,474
5.00%, 10/15/2043	5,780,000	7,119,405
See accompanying notes to financial statements.
95

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 10/15/2037	$ 180,000	$ 210,693
Series A, 4.00%, 10/15/2040	115,000	127,978
Series A, 4.00%, 10/15/2052	125,000	143,362
Series A, 5.00%, 4/15/2026	135,000	158,258
Series A, 5.00%, 4/15/2027	120,000	146,678
Series A, 5.00%, 10/15/2029	645,000	752,413
Series A, 5.00%, 10/15/2031	575,000	669,815
Series A, 5.00%, 10/15/2040	600,000	695,272
Series B, 5.00%, 10/15/2038	2,020,000	2,542,546
Tomball, TX, Independent School District, General Obligation 5.00%, 2/15/2025	115,000	131,267
Travis County of TX General Obligation Series A, 5.00%, 3/1/2027	600,000	709,772
Travis County, TX, General Obligation Series A, 5.00%, 3/1/2023	120,000	126,672
Trinity, TX, River Authority Central Regional Wastewater System Revenue:
3.00%, 8/1/2032	530,000	597,896
5.00%, 8/1/2024	295,000	329,780
5.00%, 8/1/2025	335,000	388,719
5.00%, 8/1/2028	845,000	1,062,330
5.00%, 8/1/2029	4,115,000	5,072,609
5.00%, 8/1/2030	100,000	122,977
5.00%, 8/1/2037	595,000	726,432
University of Houston, Revenue:
Series A, 3.00%, 2/15/2039	500,000	547,283
Series A, 3.00%, 2/15/2041	500,000	545,239
Series A, 3.00%, 2/15/2044	5,530,000	6,006,852
Series A, 4.00%, 2/15/2025	265,000	293,685
Series A, 5.00%, 2/15/2025	380,000	432,861
Series A, 5.00%, 2/15/2029	500,000	638,116
Series A, 5.00%, 2/15/2030	175,000	205,247
Series C, 4.00%, 2/15/2039	1,025,000	1,144,017
Series C, 5.00%, 2/15/2027	900,000	1,058,167
University of North Texas Revenue:
Series A, 5.00%, 4/15/2025	200,000	229,034
Series A, 5.00%, 4/15/2027	1,250,000	1,522,100
Series A, 5.00%, 4/15/2029	285,000	346,111
Series A, 5.00%, 4/15/2030	120,000	145,874
Series A, 5.00%, 4/15/2031	115,000	139,443
University of Texas, Permanent University Fund Revenue:
Series A, 5.00%, 7/1/2030	120,000	138,161
See accompanying notes to financial statements.
96

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2032	$ 120,000	$ 137,802
Series A, 5.25%, 7/1/2029	85,000	98,597
Series A, 5.50%, 7/1/2025	180,000	211,440
Series A, 5.50%, 7/1/2026	125,000	146,358
Series A-BOARD OF REGENTS, 3.00%, 7/1/2031	375,000	409,904
Series B, 4.00%, 7/1/2034	300,000	339,422
Series B, 5.00%, 7/1/2024	175,000	195,047
Series B, 5.00%, 7/1/2027	60,000	66,762
University of Texas, Revenue:
Series A, 5.00%, 8/15/2030	1,765,000	2,338,927
Series A, 5.00%, 8/15/2040	1,825,000	2,702,368
Series B, 4.00%, 8/15/2036	350,000	392,515
Series B, 5.00%, 8/15/2027	405,000	452,638
Series B, 5.00%, 8/15/2029	535,000	693,473
Series C, 3.00%, 8/15/2035	470,000	475,909
Series C, 5.00%, 8/15/2031	1,665,000	2,256,420
Series E, 5.00%, 8/15/2026	140,000	168,029
Series E, 5.00%, 8/15/2027	100,000	123,652
Series H, 5.00%, 8/15/2022	820,000	844,425
Series J, 5.00%, 8/15/2024	315,000	352,753
Series J, 5.00%, 8/15/2025	260,000	302,097
Series J, 5.00%, 8/15/2026	200,000	240,041
Series J, 5.00%, 8/15/2027	425,000	508,159
Via, TX, Metropolitan Transit Revenue:
5.00%, 7/15/2025	180,000	207,035
5.00%, 7/15/2026	280,000	332,287
5.00%, 7/15/2028	505,000	603,029
Waco, TX, General Obligation:
5.00%, 2/1/2023	145,000	152,451
5.00%, 2/1/2024	125,000	136,866
Waller, TX, Consolidated Independent School District, General Obligation:
3.00%, 2/15/2039	4,000,000	4,442,232
3.00%, 2/15/2040	915,000	1,014,543
4.00%, 2/15/2044	2,000,000	2,373,823
Williamson, TX, General Obligation 5.00%, 2/15/2030	605,000	775,669
		452,803,111
UTAH — 0.5%
Alpine, UT, School District, General Obligation 5.00%, 3/15/2024	100,000	110,257
See accompanying notes to financial statements.
97

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Central Utah, Water Conservancy District Revenue:
Series B, 4.00%, 10/1/2036	$ 530,000	$ 613,180
Series B, 5.00%, 10/1/2027	145,000	179,174
University of Texas, Revenue Series A, 5.00%, 8/1/2044	1,785,000	2,230,460
University of Utah, Revenue:
Series A, 4.00%, 8/1/2039	800,000	960,012
Series A, 5.00%, 8/1/2030	2,365,000	2,899,722
Series B-1, 5.00%, 8/1/2023	170,000	182,592
Series B-1, 5.00%, 8/1/2028	600,000	736,956
Utah, State General Obligation:
5.00%, 7/1/2023	425,000	455,284
5.00%, 7/1/2026	3,645,000	4,365,302
5.00%, 7/1/2027	360,000	436,585
5.00%, 7/1/2028	925,000	1,170,538
5.00%, 7/1/2029	1,655,000	2,115,990
5.00%, 7/1/2031	655,000	834,978
Series B, 5.00%, 7/1/2023	600,000	642,754
Utah, State Transit Authority, Sales Tax Revenue:
5.00%, 12/15/2033	1,585,000	1,974,235
Series A, 5.00%, 6/15/2028	160,000	184,913
		20,092,932
VIRGINIA — 2.4%
Alexandria, VA, General Obligation Series C, 5.00%, 7/1/2028	500,000	616,353
Arlington County, VA, General Obligation:
4.00%, 6/15/2033	700,000	844,783
5.00%, 8/15/2032	4,690,000	5,918,585
Chesterfield County, Economic Development Authority Revenue Series F, 2.00%, 4/1/2041	525,000	517,004
City of Richmond VA Public Utility Revenue 5.00%, 1/15/2024	760,000	831,969
County of Arlington VA, General Obligation Series A, 4.00%, 8/1/2035	900,000	1,103,147
County of Fairfax VA, General Obligation Series A, 5.00%, 10/1/2034	695,000	907,814
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2036	305,000	349,997
Series A, 5.00%, 10/1/2025	185,000	208,409
Series A, 5.00%, 10/1/2028	500,000	636,353
Series A, 5.00%, 10/1/2031	1,410,000	1,852,198
See accompanying notes to financial statements.
98

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2033	$ 750,000	$ 980,812
Fairfax County, VA, Water Authority Revenue:
5.00%, 4/1/2026	530,000	629,152
5.00%, 4/1/2041	675,000	812,285
Hampton Roads, VA, Transportation Accountability Commission Revenue:
Series A, 4.00%, 7/1/2040	2,030,000	2,433,789
Series A, 4.00%, 7/1/2045	885,000	1,049,727
Series A, 5.00%, 7/1/2033	1,000,000	1,226,802
Series A, 5.00%, 7/1/2036	1,000,000	1,225,160
Series A, 5.00%, 7/1/2038	650,000	794,963
Series A, 5.00%, 7/1/2042	2,495,000	3,044,945
Richmond, VA, Public Utility Revenue 4.00%, 1/15/2036	300,000	334,511
University of Virginia, Revenue Series A, 5.00%, 4/1/2042	1,150,000	1,397,509
Virginia, College Building Authority Revenue 5.00%, 2/1/2030	825,000	1,078,563
Virginia, Commonwealth Transportation Board Revenue:
3.00%, 5/15/2037	1,515,000	1,677,831
3.00%, 5/15/2041	300,000	319,506
3.25%, 5/15/2043	1,100,000	1,224,546
4.00%, 5/15/2038	3,680,000	4,224,207
5.00%, 3/15/2022	150,000	151,446
5.00%, 9/15/2022	500,000	516,926
5.00%, 9/15/2023	1,800,000	1,944,115
5.00%, 9/15/2028	250,000	300,565
5.00%, 3/15/2029	1,300,000	1,606,707
5.00%, 3/15/2032	130,000	159,708
Series A, 5.00%, 5/15/2022	500,000	508,876
Series A, 5.00%, 5/15/2029	4,695,000	5,825,702
Series A, 5.00%, 5/15/2031	1,260,000	1,556,366
Virginia, Public Building Authority Revenue Series B, 5.00%, 8/1/2026	750,000	896,449
Virginia, Public Building AuthorityRevenue 5.00%, 8/1/2024	4,000,000	4,472,687
Virginia, State College Building Authority, Educational Facilities Revenue:
3.00%, 2/1/2036	3,500,000	3,907,375
3.00%, 2/1/2038	3,000,000	3,334,993
3.00%, 2/1/2040	1,810,000	2,004,392
4.00%, 2/1/2038	2,660,000	3,193,306
See accompanying notes to financial statements.
99

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 2/1/2040	$ 680,000	$ 813,578
5.00%, 2/1/2024	320,000	350,798
5.00%, 2/1/2025	155,000	176,575
5.00%, 2/1/2029	3,870,000	4,953,151
5.00%, 2/1/2031	5,900,000	7,425,834
Series A, 3.00%, 2/1/2039	1,280,000	1,404,368
Series A, 5.00%, 2/1/2022	110,000	110,404
Series A, 5.00%, 2/1/2023	150,000	157,758
Series A, 5.00%, 2/1/2027	500,000	607,941
Series A, 5.00%, 9/1/2028	60,000	71,867
Series B, 5.00%, 2/1/2022	100,000	100,367
Series D, 5.00%, 2/1/2023	250,000	262,930
Series D, 5.00%, 2/1/2024	210,000	230,211
Virginia, State General Obligation:
Series B, 5.00%, 6/1/2022	710,000	724,094
Series B, 5.00%, 6/1/2026	900,000	1,072,816
Virginia, State Public Building Authority Revenue:
Series A, 3.00%, 8/1/2032	210,000	227,083
Series A, 4.00%, 8/1/2034	820,000	986,557
Series A, 4.00%, 8/1/2035	260,000	311,945
Series A, 4.00%, 8/1/2038	750,000	911,852
Series A, 4.00%, 8/1/2040	810,000	980,566
Series A, 5.00%, 8/1/2025	100,000	115,881
Series A, 5.00%, 8/1/2028	2,000,000	2,524,573
Series A, 5.00%, 8/1/2029	150,000	184,170
Series A, 5.00%, 8/1/2031	1,420,000	1,832,757
Series A-2, 4.00%, 8/1/2039	2,000,000	2,439,438
Series B, 5.00%, 8/1/2022	150,000	154,197
Series B, 5.00%, 8/1/2027	2,500,000	3,075,791
Series B, 5.00%, 8/1/2028	755,000	953,026
Series B, 5.00%, 8/1/2030	1,500,000	1,980,305
Virginia, State Public School Authority Revenue 5.00%, 8/1/2025	175,000	202,927
Virginia, State Resource Authority Infrastructure Revenue:
5.00%, 10/1/2027	515,000	601,651
5.00%, 11/1/2045	160,000	185,611
		102,751,555
WASHINGTON — 4.2%
Auburn, WA, School District No 408 of King & Pierce Counties, General Obligation:
3.00%, 12/1/2037	525,000	588,323
See accompanying notes to financial statements.
100

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 12/1/2038	$ 615,000	$ 685,198
3.00%, 12/1/2040	1,345,000	1,492,863
4.00%, 12/1/2036	720,000	840,653
5.00%, 12/1/2028	500,000	623,601
5.00%, 12/1/2029	150,000	186,978
Central Puget Sound, WA, Regional Transit Authority Revenue:
Series S-1, 5.00%, 11/1/2025	185,000	216,362
Series S-1, 5.00%, 11/1/2027	85,000	99,515
Series S-1, 5.00%, 11/1/2030	385,000	450,746
Series S-1, 5.00%, 11/1/2035	440,000	521,459
City of Seattle WA Drainage & Wastewater Revenue 5.00%, 9/1/2029	970,000	1,255,225
City of Seattle WA Municipal Light & Power Revenue 5.00%, 4/1/2038	3,385,000	4,269,520
City of Seattle WA, General Obligation Series A, 5.00%, 12/1/2029	1,500,000	1,952,559
City of Tacoma WA Electric System Revenue 5.00%, 1/1/2046	1,800,000	2,335,308
Clark County School District No 114 Evergreen, General Obligation:
5.00%, 12/1/2031	3,700,000	4,838,693
5.00%, 12/1/2032	500,000	652,568
County of King WA, General Obligation 5.00%, 7/1/2029	560,000	634,526
Energy Northwest, WA, Electric Revenue:
4.00%, 7/1/2042	3,000,000	3,623,208
5.00%, 7/1/2023	9,350,000	10,006,048
5.00%, 7/1/2025	180,000	207,918
5.00%, 7/1/2026	1,135,000	1,333,184
5.00%, 7/1/2028	145,000	182,653
5.00%, 7/1/2030	625,000	823,628
5.00%, 7/1/2035	3,575,000	4,655,840
5.00%, 7/1/2038	1,200,000	1,514,131
5.00%, 7/1/2039	1,875,000	2,414,542
Series A, 5.00%, 7/1/2023	4,050,000	4,334,170
Series A, 5.00%, 7/1/2025	205,000	236,796
Series A, 5.00%, 7/1/2027	1,165,000	1,385,096
Series A, 5.00%, 7/1/2028	1,160,000	1,300,694
Series A, 5.00%, 7/1/2033	545,000	663,140
Series A, 5.00%, 7/1/2036	1,370,000	1,734,546
Series C, 5.00%, 7/1/2027	125,000	138,791
Series C, 5.00%, 7/1/2030	290,000	363,271
See accompanying notes to financial statements.
101

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series C-PROJ 1 ELEC REV, 5.00%, 7/1/2025	$ 180,000	$ 207,918
Series C-PROJECT 3 ELEC REV, 5.00%, 7/1/2026	465,000	536,248
Grant County, Public Utility District No 2 Electric, Revenue Series S, 2.00%, 1/1/2044 (b)	500,000	513,096
King & Snohomish Counties School District No. 417 Northshore, General Obligation:
5.00%, 12/1/2035	3,000,000	3,702,133
5.00%, 12/1/2036	3,000,000	3,697,812
King County, School District No. 401 Highline, General Obligation:
3.13%, 12/1/2032	470,000	512,350
4.00%, 12/1/2035	1,300,000	1,483,214
5.00%, 12/1/2027	700,000	847,365
King County, School District No. 405 Bellevue, General Obligation:
5.00%, 12/1/2026	130,000	157,438
5.00%, 12/1/2029	300,000	361,383
King County, School District No. 411 Issaquah, General Obligation:
3.00%, 12/1/2030	775,000	841,542
5.00%, 12/1/2028	100,000	120,944
5.00%, 12/1/2031	100,000	123,542
5.00%, 12/1/2032	300,000	370,080
King County, School District No. 414, Lake Washington, General Obligation:
3.00%, 12/1/2027	2,825,000	3,189,165
4.00%, 12/1/2026	110,000	126,083
4.00%, 12/1/2030	2,500,000	2,827,065
5.00%, 12/1/2030	2,665,000	3,243,040
5.00%, 12/1/2031	2,035,000	2,468,521
King County, WA, General Obligation:
5.00%, 7/1/2025	170,000	193,001
5.00%, 7/1/2027	160,000	181,461
5.00%, 7/1/2031	225,000	255,756
Series E, 5.00%, 12/1/2028	225,000	263,690
Series E, 5.00%, 12/1/2029	305,000	357,317
King County, WA, Sewer Revenue:
5.00%, 7/1/2042	200,000	239,933
Series B, 5.00%, 7/1/2027	125,000	138,791
Series B, 5.00%, 7/1/2041	100,000	116,851
Pierce County, School District No. 10 Tacoma, General Obligation:
5.00%, 12/1/2027	120,000	140,228
See accompanying notes to financial statements.
102

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 12/1/2034	$ 100,000	$ 113,291
Pierce County, School District No. 3 Puyallup, General Obligation:
5.00%, 12/1/2030	495,000	602,366
5.00%, 12/1/2031	4,750,000	6,064,636
Seattle, WA, Drainage & Wastewater Revenue:
4.00%, 7/1/2036	200,000	230,644
4.00%, 4/1/2041	200,000	223,499
Seattle, WA, General Obligation:
5.00%, 6/1/2026	100,000	111,066
5.00%, 1/1/2038	2,040,000	2,434,289
Series A, 5.00%, 6/1/2023	100,000	106,772
Series A, 5.00%, 6/1/2024	225,000	250,014
Series A, 5.00%, 12/1/2027	6,000,000	7,465,369
Seattle, WA, Water System Revenue:
5.00%, 5/1/2024	100,000	110,752
5.00%, 8/1/2030	200,000	240,808
State of Washington, General Obligation:
5.00%, 2/1/2029	500,000	639,548
5.00%, 2/1/2030	910,000	1,188,046
5.00%, 8/1/2038	2,500,000	3,246,182
5.00%, 8/1/2040	3,425,000	4,431,833
Series A, 5.00%, 8/1/2039	2,525,000	3,272,460
Series A, 5.00%, 8/1/2040	855,000	1,131,098
Series C, 5.00%, 2/1/2023	500,000	525,861
Series C, 5.00%, 2/1/2042	720,000	936,677
Series R-2018D, 5.00%, 8/1/2030	875,000	1,073,371
Series R-2020B, 5.00%, 1/1/2026	730,000	857,896
Tacoma, WA, General Obligation:
Series A, 5.00%, 12/1/2029	615,000	740,505
Series A, 5.00%, 12/1/2031	295,000	354,097
Series A, 5.00%, 12/1/2032	360,000	431,735
University of Washington, Revenue:
Series A, 4.00%, 12/1/2041	300,000	343,986
Series A, 5.00%, 4/1/2046	1,800,000	2,331,140
Series C, 5.00%, 4/1/2032	1,750,000	2,276,740
Series C, 5.00%, 4/1/2034	745,000	965,253
Washington, State General Obligation:
5.00%, 6/1/2022	800,000	816,091
5.00%, 8/1/2023	100,000	107,473
5.00%, 6/1/2029	650,000	837,682
5.00%, 8/1/2033	255,000	311,064
See accompanying notes to financial statements.
103

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/1/2034	$ 1,840,000	$ 2,398,762
5.00%, 8/1/2034	1,000,000	1,218,302
5.00%, 6/1/2035	925,000	1,203,879
Series 2016A, 5.00%, 7/1/2024	165,000	183,858
Series 2017-A, 5.00%, 8/1/2030	500,000	596,386
Series 2017-A, 5.00%, 8/1/2040	1,000,000	1,179,417
Series 2017-A, 5.00%, 8/1/2041	2,700,000	3,180,447
Series 2020A, 5.00%, 8/1/2044	725,000	916,096
Series A, 5.00%, 8/1/2027	225,000	258,961
Series A, 5.00%, 8/1/2031	330,000	393,451
Series A, 5.00%, 8/1/2034	300,000	356,788
Series A, 5.00%, 8/1/2035	1,245,000	1,488,821
Series A, 5.00%, 8/1/2037	895,000	1,088,354
Series A, 5.00%, 8/1/2041	1,645,000	1,996,289
Series A, 5.00%, 8/1/2044	5,000,000	6,412,213
Series A-1, 5.00%, 8/1/2033	120,000	138,226
Series A-1, 5.00%, 8/1/2034	300,000	345,220
Series A-1, 5.00%, 8/1/2036	550,000	632,062
Series A-1, 5.00%, 8/1/2040	300,000	343,502
Series B, 4.00%, 8/1/2026	675,000	777,753
Series B, 5.00%, 7/1/2024	115,000	128,143
Series B, 5.00%, 2/1/2029	135,000	153,036
Series B, 5.00%, 7/1/2029	530,000	619,879
Series B, 5.00%, 7/1/2031	355,000	414,743
Series B, 5.00%, 7/1/2033	285,000	332,718
Series C, 5.00%, 2/1/2023	100,000	105,172
Series C, 5.00%, 2/1/2030	4,000,000	5,222,180
Series C, 5.00%, 2/1/2032	105,000	122,991
Series C, 5.00%, 2/1/2035	450,000	508,352
Series C, 5.00%, 2/1/2036	1,500,000	1,931,307
Series C, 5.00%, 2/1/2042	500,000	610,044
Series D, 5.00%, 2/1/2029	250,000	293,277
Series D, 5.00%, 2/1/2037	100,000	116,346
Series D, 5.00%, 2/1/2040	620,000	740,828
Series D, 5.00%, 2/1/2041	850,000	1,015,665
Series D, 5.00%, 2/1/2042	1,500,000	1,789,694
Series R, 5.00%, 7/1/2026	120,000	135,751
Series R-2015, 4.00%, 7/1/2026	450,000	488,290
Series R-2015E, 5.00%, 7/1/2024	175,000	195,001
Series R-2015E, 5.00%, 7/1/2025	315,000	357,655
Series R-2015E, 5.00%, 7/1/2026	65,000	73,532
See accompanying notes to financial statements.
104

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series R-2017A, 5.00%, 8/1/2022	$ 255,000	$ 262,210
Series R-2017A, 5.00%, 8/1/2023	100,000	107,473
Series R-2017A, 5.00%, 8/1/2027	500,000	598,132
Series R-2017C, 5.00%, 8/1/2022	460,000	473,005
Series R-2017C, 5.00%, 8/1/2024	350,000	391,264
Series R-2017C, 5.00%, 8/1/2025	135,000	156,491
Series R-2018D, 5.00%, 8/1/2027	500,000	616,080
Series R-2018D, 5.00%, 8/1/2029	290,000	356,062
Series R-2020C, 5.00%, 7/1/2025	610,000	705,071
Series R-2021C, 4.00%, 8/1/2036	4,060,000	5,016,791
Series R-H, 5.00%, 7/1/2026	110,000	124,438
		177,820,372
WEST VIRGINIA — 0.3%
State of West Virginia, General Obligation:
5.00%, 12/1/2030	825,000	1,033,186
5.00%, 12/1/2040	1,650,000	2,077,603
West Virginia, Parkways Authority Revenue 5.00%, 6/1/2043	2,000,000	2,449,023
West Virginia, State General Obligation:
5.00%, 12/1/2035	525,000	667,068
5.00%, 6/1/2044	500,000	625,826
Series A, 5.00%, 6/1/2024	140,000	155,493
Series A, 5.00%, 6/1/2025	230,000	265,073
Series A, 5.00%, 6/1/2026	130,000	154,775
Series B-GROUP 2, 4.00%, 6/1/2042	750,000	873,167
Series B-GROUP 2, 4.00%, 12/1/2042	475,000	552,688
Series B-GROUP 2, 5.00%, 12/1/2038	1,000,000	1,239,358
Series B-GROUP 2, 5.00%, 6/1/2040	750,000	928,576
Series B-GROUP 2, 5.00%, 12/1/2040	3,000,000	3,714,305
		14,736,141
WISCONSIN — 1.4%
Ashwaubenon, WI, Community Development Authority Revenue 3.00%, 6/1/2044	3,180,000	3,409,161
City of Madison WI, General Obligation Series A, 2.50%, 10/1/2025	2,000,000	2,141,218
Madison, WI, General Obligation:
Series A, 4.00%, 10/1/2023	110,000	117,137
Series A, 4.00%, 10/1/2025	690,000	776,965
Milwaukee, WI, General Obligation:
2.25%, 3/1/2028	500,000	527,023
See accompanying notes to financial statements.
105

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series N2, 4.00%, 3/1/2022	$ 200,000	$ 201,203
Series N4 & B5 CORP, 5.00%, 4/1/2024	125,000	137,595
Series N4 & B5 CORP, 5.00%, 4/1/2027	895,000	1,083,568
Public Finance Authority, WI, Lease Development Revenue 5.00%, 3/1/2029	300,000	350,008
State of Wisconsin, General Obligation:
5.00%, 5/1/2034	575,000	657,044
Series 2021-2, 5.00%, 5/1/2025	1,200,000	1,379,789
Series A, 5.00%, 5/1/2027	2,375,000	2,906,623
Series B, 5.00%, 5/1/2034	850,000	1,087,424
Wisconsin Department of Transportation, Revenue Series A, 3.00%, 7/1/2040	675,000	753,345
Wisconsin, Revenue:
Series A, 5.00%, 5/1/2028	2,000,000	2,442,969
Series B, 5.00%, 5/1/2031	105,000	123,893
Series B, 5.00%, 5/1/2032	550,000	649,221
Series B, 5.00%, 5/1/2033	115,000	135,477
Series B, 5.00%, 5/1/2034	275,000	323,455
Series B, 5.00%, 5/1/2035	350,000	411,344
Wisconsin, State Department of Transportation Revenue:
Series 1, 5.00%, 7/1/2024	205,000	228,538
Series 1, 5.00%, 7/1/2026	1,270,000	1,517,848
Series A, 3.00%, 7/1/2041	805,000	895,063
Series A, 4.00%, 7/1/2038	750,000	903,692
Series A, 4.00%, 7/1/2039	910,000	1,094,380
Series A, 5.00%, 7/1/2031	320,000	354,967
Wisconsin, State Environmental Improvement Fund Revenue:
Series A, 5.00%, 6/1/2026	140,000	161,606
Series A, 5.00%, 6/1/2027	330,000	380,928
Series A, 5.00%, 6/1/2032	910,000	1,047,095
Series A, 5.00%, 6/1/2034	965,000	1,108,614
Series A, 5.00%, 6/1/2036	500,000	637,716
Series A, 5.00%, 6/1/2037	750,000	954,157
Wisconsin, State General Obligation:
5.00%, 5/1/2025	85,000	97,735
5.00%, 5/1/2027	135,000	154,792
5.00%, 11/1/2028	205,000	250,630
5.00%, 5/1/2029	160,000	183,342
Series 1, 5.00%, 5/1/2024	110,000	116,964
Series 1, 5.00%, 11/1/2027	775,000	888,619
Series 1, 5.00%, 5/1/2030	2,000,000	2,629,590
Series 2, 5.00%, 11/1/2022	500,000	519,947
See accompanying notes to financial statements.
106

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2, 5.00%, 11/1/2024	$ 1,145,000	$ 1,292,637
Series 2, 5.00%, 11/1/2025	1,410,000	1,649,028
Series 2, 5.00%, 11/1/2027	1,780,000	2,177,955
Series 3, 5.00%, 11/1/2023	180,000	187,005
Series 3, 5.00%, 11/1/2027	660,000	807,556
Series 3, 5.00%, 11/1/2028	3,650,000	4,462,432
Series 3, 5.00%, 11/1/2031	530,000	645,939
Series 4, 5.00%, 5/1/2025	375,000	423,466
Series A, 5.00%, 5/1/2026	355,000	392,766
Series A, 5.00%, 5/1/2027	1,045,000	1,189,707
Series A, 5.00%, 5/1/2028	920,000	976,468
Series A, 5.00%, 5/1/2035	130,000	148,457
Series B, 4.00%, 5/1/2023	355,000	372,780
Series B, 4.00%, 5/1/2029	2,180,000	2,548,586
Series B, 5.00%, 5/1/2022	500,000	507,917
Series B, 5.00%, 5/1/2030	4,010,000	4,596,453
Series B, 5.00%, 5/1/2031	2,000,000	2,291,781
Series D, 4.00%, 5/1/2029	105,000	113,371
Series D, 5.00%, 5/1/2032	120,000	132,789
		58,657,778
WYOMING — 0.0% (a)
Wyoming Community Development Authority, Revenue Series 2, 2.10%, 12/1/2035	500,000	504,038
TOTAL MUNICIPAL BONDS & NOTES (Cost $4,054,189,386)		4,207,046,958
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (e) (f) (Cost $3,577,973)	3,577,973	3,577,973
TOTAL INVESTMENTS — 99.2% (Cost $4,057,767,359)		4,210,624,931
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		34,440,333
NET ASSETS — 100.0%		$ 4,245,065,264

See accompanying notes to financial statements.
107

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	0.1%
(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2021.
ETM	Escrowed to Maturity
VRN	Variable Rate Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$4,207,046,958	$—	$4,207,046,958
Short-Term Investment	3,577,973	—	—	3,577,973
TOTAL INVESTMENTS	$3,577,973	$4,207,046,958	$—	$4,210,624,931
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,638,640	$10,638,640	$134,718,311	$141,778,978	$—	$—	3,577,973	$3,577,973	$1,500

See accompanying notes to financial statements.
108

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.6%
ALABAMA — 0.6%
Alabama, Federal Aid Highway Finance Authority Revenue:
Series A, 5.00%, 9/1/2023	$ 3,950,000	$ 4,259,376
Series B, 5.00%, 9/1/2023	5,750,000	6,200,357
Series B, 5.00%, 9/1/2024	3,560,000	3,996,547
Series B, 5.00%, 9/1/2026	3,375,000	4,059,745
Alabama, Public School and College Authority Revenue Series A, 5.00%, 11/1/2025	670,000	784,693
Jefferson, AL Revenue:
5.00%, 9/15/2022	1,000,000	1,033,566
5.00%, 9/15/2025	1,100,000	1,277,815
Jefferson, AL, General Obligation:
Series A, 5.00%, 4/1/2023	3,375,000	3,571,335
Series A, 5.00%, 4/1/2024	2,750,000	3,027,747
Jefferson, AL, Revenue 5.00%, 9/15/2023	1,150,000	1,241,255
University of Alabama Revenue 5.00%, 7/1/2024	725,000	807,285
		30,259,721
ARIZONA — 1.4%
Arizona School Lottery Revenue:
5.00%, 7/1/2023	1,750,000	1,874,153
5.00%, 7/1/2024	9,450,000	10,529,292
Arizona State Transportation Board Revenue 5.00%, 7/1/2025	1,000,000	1,155,102
Arizona, Phoenix Civic Improvement Corp., Lease Revenue Series B, 5.00%, 7/1/2023	8,000,000	8,567,556
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
5.00%, 1/1/2023	6,710,000	7,028,128
5.00%, 1/1/2024	6,275,000	6,855,697
5.00%, 1/1/2025	4,670,000	5,306,867
5.00%, 1/1/2026	2,010,000	2,365,640
Series A, 5.00%, 1/1/2024	1,965,000	2,146,844
Series A, 5.00%, 1/1/2026	8,350,000	9,827,411
Arizona, State 5.00%, 9/1/2022	185,000	190,830
Arizona, State Transportation Board, Sales Tax Revenue 5.00%, 7/1/2023	3,960,000	4,237,855
See accompanying notes to financial statements.
109

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Arizona, State University Revenue Series B, 5.00%, 7/1/2022	$ 100,000	$ 102,386
Maricopa County Series A, 5.00%, 7/1/2023	1,725,000	1,843,888
Maricopa County, AZ, Community College District, General Obligation 5.00%, 7/1/2022	355,000	363,522
Maricopa County, AZ, Special Health Care District, General Obligation:
5.00%, 7/1/2022	250,000	255,926
5.00%, 7/1/2023	1,000,000	1,069,698
Series D, 5.00%, 7/1/2026	3,200,000	3,808,825
State of Arizona Series A, 5.00%, 10/1/2023	760,000	822,673
State of Arizona Lottery Revenue 5.00%, 7/1/2026	5,000,000	5,974,553
		74,326,846
ARKANSAS — 0.0% (a)
Arkansas, State General Obligation:
5.00%, 6/15/2022	500,000	510,966
5.00%, 6/15/2023	565,000	604,020
		1,114,986
CALIFORNIA — 20.4%
Bay Area Toll Authority Revenue VRN, 2.85%, 4/1/2047 (b)	500,000	532,551
California Infrastructure & Economic Development Bank Revenue:
5.00%, 6/1/2026	4,500,000	5,377,101
Series 2016, 5.00%, 10/1/2023	500,000	541,306
Series B-2, VRN, 3.00%, 10/1/2047 (b)	5,600,000	6,217,674
California Municipal Finance Authority Revenue Series A, 5.00%, 10/1/2022	245,000	253,760
California State Public Works Board Revenue:
5.00%, 11/1/2024	9,090,000	10,256,583
5.00%, 9/1/2026	1,475,000	1,768,992
Series A, 5.00%, 2/1/2026	25,020,000	29,461,595
Series B, 5.00%, 5/1/2023	1,000,000	1,062,757
Series B, 5.00%, 5/1/2024	1,200,000	1,328,131
Series B, 5.00%, 10/1/2024	905,000	1,017,925
Series B, 5.00%, 5/1/2025	1,475,000	1,693,878
Series B, 5.00%, 5/1/2026	2,100,000	2,492,651
See accompanying notes to financial statements.
110

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 11/1/2022	$ 4,410,000	$ 4,584,433
Series C, 5.00%, 11/1/2023	5,240,000	5,686,485
Series C, 5.00%, 11/1/2024	7,290,000	8,225,577
California, Bay Area Toll Authority Revenue 2.00%, 4/1/2053 (b)	5,000,000	5,129,564
California, East Bay Municipal Utility District, Water System Revenue Series A, 4.00%, 6/1/2023	125,000	131,635
California, State Department of Water Resources Center Valley Project Revenue:
5.00%, 12/1/2022	600,000	626,378
5.00%, 12/1/2025	800,000	940,283
5.00%, 12/1/2026	670,000	813,945
Series AX, 5.00%, 12/1/2022	3,500,000	3,653,871
Series BA, 5.00%, 12/1/2022	575,000	600,279
Series BB, 5.00%, 12/1/2023	2,330,000	2,539,437
Series BB, 5.00%, 12/1/2024	12,730,000	14,428,682
Series BB, 5.00%, 12/1/2025	8,165,000	9,596,759
California, State Department of Water Resources Power Supply Revenue Series BA, 5.00%, 12/1/2023	750,000	817,415
California, State General Obligation:
3.00%, 3/1/2026	9,495,000	10,448,303
4.00%, 9/1/2022	700,000	717,928
4.00%, 12/1/2022	1,800,000	1,863,138
4.00%, 10/1/2023	10,000,000	10,646,996
4.00%, 11/1/2023	3,655,000	3,902,055
4.00%, 4/1/2024	10,000,000	10,817,685
4.00%, 10/1/2024	37,530,000	41,234,275
4.00%, 10/1/2025	8,750,000	9,884,081
4.00%, 3/1/2026	5,000,000	5,709,471
5.00%, 8/1/2022	790,000	812,195
5.00%, 9/1/2022	3,080,000	3,178,938
5.00%, 11/1/2022	3,010,000	3,130,852
5.00%, 8/1/2023	3,850,000	4,134,958
5.00%, 9/1/2023	325,000	350,455
5.00%, 10/1/2023	10,000,000	10,820,621
5.00%, 11/1/2023	1,950,000	2,117,276
5.00%, 4/1/2024	15,050,000	16,616,425
5.00%, 8/1/2024	20,120,000	22,508,652
5.00%, 9/1/2024	510,000	572,394
5.00%, 10/1/2024	5,500,000	6,192,726
See accompanying notes to financial statements.
111

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 11/1/2024	$ 5,000,000	$ 5,647,727
5.00%, 12/1/2024	1,100,000	1,246,440
5.00%, 4/1/2025	700,000	802,485
5.00%, 8/1/2025	810,000	939,573
5.00%, 10/1/2025	3,600,000	4,199,873
5.00%, 11/1/2025	29,970,000	35,063,053
5.00%, 12/1/2025	14,000,000	16,425,199
5.00%, 4/1/2026	1,095,000	1,298,838
5.00%, 8/1/2026	8,040,000	9,638,077
5.00%, 10/1/2026	46,770,000	56,355,432
5.00%, 12/1/2026	17,500,000	21,193,564
Series B, 5.00%, 8/1/2022	2,680,000	2,755,296
Series B, 5.00%, 8/1/2024	10,000,000	11,187,203
California, State University Revenue:
Series A, 5.00%, 11/1/2022	4,460,000	4,638,690
Series A, 5.00%, 11/1/2023	3,450,000	3,746,613
Series B-2-REMK 7/, 0.55%, 11/1/2049 (b)	4,000,000	3,953,232
Chabot-Las Positas Community College District, General Obligation Series B, 5.00%, 8/1/2024	5,960,000	6,670,844
Chino Basin Regional Financing Authority, Revenue Series B, 4.00%, 11/1/2025	30,995,000	34,871,526
City of Long Beach CA Harbor Revenue:
5.00%, 5/15/2025	7,700,000	8,879,813
5.00%, 5/15/2026	1,445,000	1,724,163
City of Los Angeles CA, General Obligation Series B, 5.00%, 9/1/2022	630,000	650,152
Coronado, CA, Community Development Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2023	2,400,000	2,585,889
Culver, CA, Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 11/1/2022	2,425,000	2,516,794
East Side Union High School District, General Obligation:
Series C, 2.00%, 8/1/2025	10,000,000	10,541,285
Series C, 3.00%, 8/1/2023	1,000,000	1,042,503
Fontana, CA, Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 10/1/2022	4,300,000	4,453,093
Grossmont-Cuyamaca, CA, Community College District General Obligation 5.00%, 8/1/2023	3,750,000	4,030,857
See accompanying notes to financial statements.
112

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Los Angeles County, CA, Metropolitan Transportation Authority Revenue:
5.00%, 6/1/2024	$ 7,245,000	$ 8,065,300
5.00%, 6/1/2025	6,070,000	7,020,194
Series A, 5.00%, 6/1/2023	735,000	784,561
Series A, 5.00%, 7/1/2023	3,675,000	3,939,160
Series A, 5.00%, 7/1/2025	4,080,000	4,725,121
Series A, 5.00%, 6/1/2026	4,500,000	5,372,757
Series A, 5.00%, 7/1/2026	4,280,000	5,123,681
Series B, 5.00%, 7/1/2022	800,000	819,366
Los Angeles, CA, Community College District, General Obligation:
Series C, 5.00%, 8/1/2022	500,000	514,018
Series I, 3.00%, 8/1/2023	250,000	260,868
Los Angeles, CA, Department of Airports Revenue:
Series B, 5.00%, 5/15/2026	2,385,000	2,840,074
Series C, 5.00%, 5/15/2023	1,200,000	1,277,773
Series C, 5.00%, 5/15/2024	600,000	665,382
Los Angeles, CA, Department of Water & Power Power System Revenue Series B, 5.00%, 7/1/2024	19,900,000	22,200,743
Los Angeles, CA, Department of Water & Power Revenue Series A, 5.00%, 7/1/2023	1,720,000	1,842,829
Los Angeles, CA, Department of Water & Power System Revenue:
5.00%, 7/1/2026	5,000,000	5,988,069
Series B, 5.00%, 7/1/2023	11,000,000	11,785,535
Series C, 5.00%, 7/1/2025	3,715,000	4,299,604
Los Angeles, CA, Metropolitan Transportation Authority Revenue Series A, 5.00%, 6/1/2023	660,000	704,892
Los Angeles, CA, Municipal Improvement Corp. Revenue:
Series A, 5.00%, 11/1/2023	4,410,000	4,779,676
Series A, 5.00%, 11/1/2024	8,490,000	9,414,633
Los Angeles, CA, Unified School District, General Obligation:
5.00%, 7/1/2023	3,250,000	3,480,570
5.00%, 7/1/2024	9,840,000	10,964,617
5.00%, 7/1/2025	6,480,000	7,492,381
5.00%, 7/1/2026	2,820,000	3,370,339
Series A, 5.00%, 7/1/2023	22,140,000	23,710,711
Series A, 5.00%, 7/1/2024	19,225,000	21,422,231
Series A, 5.00%, 7/1/2025	9,015,000	10,423,429
Series A, 5.00%, 7/1/2026	25,590,000	30,584,037
Series B-1, 5.00%, 7/1/2024	1,845,000	2,055,866
See accompanying notes to financial statements.
113

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Los Angeles, CA, Wastewater System Revenue Series B, 5.00%, 6/1/2022	$ 1,570,000	$ 1,601,250
Los Rios, CL, Community College District, General Obligation 3.00%, 8/1/2024	1,000,000	1,068,308
Metropolitan Water District of Southern California Revenue:
Series A, 2.50%, 7/1/2025	1,250,000	1,337,218
Series A, 5.00%, 7/1/2024	2,245,000	2,502,176
Series B, 4.00%, 10/1/2023	4,785,000	5,096,320
Series B, 4.00%, 10/1/2024	3,000,000	3,296,971
Series B, 4.00%, 10/1/2025	1,465,000	1,655,460
Series B, 5.00%, 8/1/2024	555,000	619,755
Series C, 5.00%, 7/1/2023	1,500,000	1,606,651
Series C, 5.00%, 7/1/2024	2,000,000	2,230,700
Miracosta, State Community College District, General Obligation Series B, 4.00%, 8/1/2023	4,000,000	4,237,388
Municipal Improvement Corp. of Los Angeles, Revenue:
5.00%, 11/1/2025	1,955,000	2,288,041
5.00%, 11/1/2026	9,470,000	11,434,871
Series A, 5.00%, 11/1/2024	650,000	734,008
Orange County Transportation Authority 5.00%, 10/15/2024	78,730,000	88,694,022
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 2/15/2023	6,000,000	6,321,158
5.00%, 2/15/2024	6,300,000	6,919,949
Orange County, FL, Water District Series A, 2.00%, 8/15/2023	18,000,000	18,350,539
Palm Springs Unified School District, General Obligation Series A, 2.00%, 8/1/2022	750,000	757,968
Peralta Community College District, General Obligation Series A, 5.00%, 8/1/2022	585,000	601,332
Riverside County Transportation Commission Revenue Series B, 5.00%, 6/1/2025	1,000,000	1,151,755
Riverside Unified School District, General Obligation Series B, 4.00%, 8/1/2022	2,000,000	2,044,581
Sacramento County Sanitation Districts Financing Authority Revenue Series A, 5.00%, 12/1/2025	2,390,000	2,811,128
Sacramento, CA, Municipal Utility District, Financing Authority Revenue:
Series A, 5.00%, 8/15/2049 (b)	7,500,000	7,944,032
Series E, 5.00%, 8/15/2022	3,860,000	3,976,193
Series E, 5.00%, 8/15/2024	3,610,000	4,046,688
See accompanying notes to financial statements.
114

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series E, 5.00%, 8/15/2025	$ 785,000	$ 913,024
Series F, 5.00%, 8/15/2025	3,125,000	3,634,648
San Diego County Water Authority Revenue Series A-REV, 5.00%, 5/1/2026	2,250,000	2,684,520
San Francisco, CA, Bay Area Rapid Transit District, General Obligation:
Series C-1, 5.00%, 8/1/2024	1,580,000	1,768,012
Series C-1, 5.00%, 8/1/2025	1,695,000	1,968,767
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue:
Series A, 5.00%, 10/1/2023	2,000,000	2,164,856
Series C, 2.13%, 10/1/2048 (b)	15,000,000	15,340,466
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
5.00%, 11/1/2023	3,280,000	3,560,109
5.00%, 11/1/2024	4,845,000	5,472,647
Series C, 5.00%, 11/1/2047	3,325,000	3,755,738
San Francisco, Unified School District, General Obligation:
4.00%, 6/15/2024	3,605,000	3,921,377
4.00%, 6/15/2025	10,740,000	12,035,666
Series B, 4.00%, 6/15/2024	2,445,000	2,659,574
San Jose Evergreen Community College District, General Obligation:
Series B, 4.00%, 9/1/2022	1,800,000	1,845,980
Series B, 4.00%, 9/1/2023	1,200,000	1,274,971
San Jose Redevelopment Agency Successor Agency, Tax Allocation Series B, 5.00%, 8/1/2022	3,260,000	3,350,052
San Juan, Unified School District, General Obligation:
3.00%, 8/1/2024	7,045,000	7,518,718
3.00%, 8/1/2025	2,500,000	2,721,982
San Mateo Foster City Public Financing Authority Revenue Series B, 5.00%, 8/1/2025	4,905,000	5,691,535
San Mateo Union High School District, General Obligation Series A, 4.00%, 9/1/2023	525,000	557,348
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue Series A, 5.00%, 6/1/2023	4,385,000	4,679,392
Southern California, Metropolitan Water District Revenue Series B, 4.00%, 8/1/2023	255,000	269,295
Southern California, State Public Power Authority Revenue:
5.00%, 4/1/2024	5,750,000	6,286,941
See accompanying notes to financial statements.
115

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/2025	$ 2,400,000	$ 2,781,296
5.00%, 7/1/2026	750,000	899,688
Series A, 5.00%, 6/1/2025	2,220,000	2,565,061
State Center Community College District, General Obligation Series B, 3.00%, 8/1/2023	16,155,000	16,852,067
University of California, Revenue:
Series BE, 5.00%, 5/15/2023	1,600,000	1,704,152
Series BE, 5.00%, 5/15/2024	1,500,000	1,665,338
		1,062,297,384
COLORADO — 1.2%
Arapahoe County, CO, School District No. 6, General Obligation Series A, 5.00%, 12/1/2023	1,750,000	1,906,951
Boulder Valley School District No Re-2 Boulder, General Obligation Series B, 3.00%, 12/1/2022	500,000	512,955
Colorado Springs, CO, Utilities System Revenue:
Series A, 5.00%, 11/15/2024	2,000,000	2,260,584
Series A, 5.00%, 11/15/2025	1,050,000	1,229,596
Series A-1, 5.00%, 11/15/2023	2,000,000	2,173,835
County of Denver, CO, General Obligation Series B, 5.00%, 8/1/2023	10,825,000	11,635,741
Denver, CO, City & County School District No. 1, General Obligation 5.00%, 12/1/2023	5,150,000	5,611,883
Douglas County, CO, School District No. Re-1, General Obligation 5.00%, 12/15/2023	5,250,000	5,729,898
Pueblo, CO, City Schools District No. 60, General Obligation:
5.00%, 12/15/2023	3,215,000	3,508,880
5.00%, 12/15/2024	3,900,000	4,421,987
5.00%, 12/15/2025	4,225,000	4,961,513
5.00%, 12/15/2026	4,650,000	5,635,444
State of Colorado:
Series A, 5.00%, 12/15/2024	2,750,000	3,113,732
Series A, 5.00%, 12/15/2025	7,250,000	8,485,920
		61,188,919
CONNECTICUT — 3.6%
Connecticut State Health & Educational Facilities Authority, Revenue:
Series 2010-A-, 0.25%, 7/1/2049 (b)	5,800,000	5,774,192
Series 2017 B-2-REMK 7/1/20, 0.55%, 7/1/2037 (b)	4,305,000	4,318,884
See accompanying notes to financial statements.
116

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Connecticut, State Health & Educational Facility Authority Revenue:
Series 2015-A-REMK 0, 0.38%, 7/1/2035 (b)	$ 12,000,000	$ 11,977,674
Series A, 5.00%, 7/1/2025	1,860,000	2,151,292
Series C-2, 5.00%, 7/1/2057 (b)	34,630,000	36,409,518
State of Connecticut Clean Water Fund - State Revolving Fund Revenue Series A, 5.00%, 2/1/2025	1,345,000	1,533,545
State of Connecticut, General Obligation:
4.00%, 1/15/2027 (c)	7,595,000	8,809,599
5.00%, 4/15/2023	1,000,000	1,060,457
Series 2021 A, 3.00%, 1/15/2026	5,000,000	5,472,901
Series 2021 A, 4.00%, 1/15/2026	5,300,000	6,011,922
Series A, 3.00%, 4/15/2024	500,000	529,729
Series A, 5.00%, 4/15/2023	1,840,000	1,951,241
Series A, 5.00%, 4/15/2026	6,500,000	7,695,323
Series B, 3.00%, 6/1/2025	1,750,000	1,896,829
Series B, 4.00%, 6/1/2026	7,445,000	8,523,026
Series B, 5.00%, 4/15/2023	1,000,000	1,060,457
Series B, 5.00%, 2/15/2025	4,805,000	5,475,022
Series B, 5.00%, 4/15/2025	505,000	578,845
Series B, 5.00%, 2/15/2026	12,000,000	14,131,615
Series B, 5.00%, 4/15/2026	4,545,000	5,380,807
Series B, 5.00%, 2/15/2027	2,000,000	2,427,625
Series C, 3.00%, 6/1/2023	1,430,000	1,484,576
Series C, 4.00%, 6/1/2026	1,075,000	1,230,659
Series D, 5.00%, 7/15/2024	1,500,000	1,673,555
Series D, 5.00%, 7/15/2025	3,500,000	4,046,936
Series D, 5.00%, 7/15/2026	15,945,000	19,024,606
Series F, 5.00%, 9/15/2024	1,815,000	2,038,007
Series F, 5.00%, 9/15/2025	6,065,000	7,052,677
Series F, 5.00%, 9/15/2026	1,405,000	1,684,846
State of Connecticut, Special Tax Revenue:
4.00%, 5/1/2024	2,000,000	2,164,874
5.00%, 1/1/2024	655,000	714,653
5.00%, 1/1/2025	815,000	924,056
5.00%, 5/1/2025	750,000	860,489
5.00%, 10/1/2025	935,000	1,088,150
5.00%, 5/1/2026	2,975,000	3,527,054
5.00%, 11/1/2026	1,200,000	1,444,541
Series A, 4.00%, 5/1/2023	2,050,000	2,150,152
Series A, 5.00%, 5/1/2025	2,105,000	2,415,107
See accompanying notes to financial statements.
117

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 1/1/2024	$ 1,720,000	$ 1,876,647
Series C, 5.00%, 1/1/2026	500,000	586,518
		189,158,606
DELAWARE — 0.7%
Delaware, State General Obligation:
5.00%, 2/1/2024	6,935,000	7,611,567
5.00%, 3/1/2024	880,000	969,145
5.00%, 2/1/2025	2,780,000	3,173,382
Series A, 5.00%, 2/1/2022	875,000	878,220
Series A, 5.00%, 3/1/2024	1,040,000	1,145,354
Series A, 5.00%, 10/1/2024	5,000,000	5,635,615
Series A, 5.00%, 1/1/2025	3,265,000	3,715,502
Series A, 5.00%, 2/1/2025	4,315,000	4,925,591
Series D, 5.00%, 7/1/2022	575,000	588,803
New Castle, DE, General Obligation 5.00%, 10/1/2023	250,000	270,607
State of Delaware, General Obligation 5.00%, 2/1/2026	7,425,000	8,779,332
		37,693,118
DISTRICT OF COLUMBIA — 1.7%
District of Columbia, General Obligation:
4.00%, 2/1/2026	2,200,000	2,508,772
4.00%, 2/1/2027	1,350,000	1,575,656
Series A, 5.00%, 3/1/2023	505,000	533,079
Series A, 5.00%, 6/1/2023	2,720,000	2,902,610
Series A, 5.00%, 10/15/2023	9,000,000	9,755,861
Series A, 5.00%, 3/1/2024	1,780,000	1,959,504
Series A, 5.00%, 3/1/2025	6,040,000	6,909,709
Series A, 5.00%, 3/1/2026	9,340,000	11,057,256
Series A, 5.00%, 10/15/2026	5,000,000	6,037,112
Series B, 5.00%, 6/1/2026	1,695,000	2,022,921
Series C, 5.00%, 10/1/2026	5,000,000	6,029,946
Series D, 5.00%, 6/1/2022	525,000	535,428
Series D, 5.00%, 6/1/2023	3,325,000	3,548,227
Series D, 5.00%, 6/1/2024	505,000	561,531
Series D, 5.00%, 6/1/2026	7,495,000	8,945,010
District of Columbia, Water & Sewer Authority Revenue Series C, 1.75%, 10/1/2054 (b)	8,250,000	8,495,377
Washington Convention & Sports Authority, Revenue Series A, 5.00%, 10/1/2022	1,170,000	1,210,672
See accompanying notes to financial statements.
118

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Washington Metropolitan Area Transit Authority, Revenue:
Series A, 5.00%, 7/15/2024	$ 2,000,000	$ 2,233,560
Series A, 5.00%, 7/15/2025	2,635,000	3,053,796
Washington, Metropolitan Airports Authority Revenue:
Series B, 5.00%, 10/1/2023	3,000,000	3,243,443
Series B, 5.00%, 10/1/2024	2,000,000	2,248,973
Washington, Metropolitan Area Transit Authority Revenue Series A-1, 5.00%, 7/1/2025	500,000	577,175
		85,945,618
FLORIDA — 2.2%
City of Lakeland, FL, Department of Electric Utilities Revenue 5.00%, 10/1/2024	1,250,000	1,406,339
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 6/1/2024	12,375,000	13,760,281
Series A, 5.00%, 6/1/2025	9,745,000	11,252,516
Series B, 5.00%, 6/1/2022	555,000	566,093
Series B, 5.00%, 6/1/2024	1,065,000	1,184,218
Series B, 5.00%, 6/1/2026	1,000,000	1,193,946
Series C, 5.00%, 6/1/2024	3,940,000	4,381,051
Series D, 5.00%, 6/1/2024	4,880,000	5,426,276
Series E, 5.00%, 6/1/2022	125,000	127,499
Series E, 5.00%, 6/1/2025	3,030,000	3,498,730
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2023	3,310,000	3,543,795
Series A, 5.00%, 7/1/2024	1,450,000	1,615,337
Florida, State Department of Environmental Protection Revenue Series A, 5.00%, 7/1/2022	200,000	204,801
Florida, State Department of Transportation Turnpike System Revenue:
Series A, 5.00%, 7/1/2022	500,000	511,978
Series B, 5.00%, 7/1/2025	6,275,000	7,250,626
Florida, State Turnpike Authority Revenue Series B, 5.00%, 7/1/2022	150,000	153,593
Hillsborough County, FL, School Board:
5.00%, 7/1/2022	275,000	281,436
5.00%, 7/1/2023	6,855,000	7,327,451
Jacksonville, FL, Special Revenue:
Series A, 5.00%, 10/1/2023	7,250,000	7,846,277
Series A, 5.00%, 10/1/2024	5,750,000	6,465,797
JEA Water & Sewer System Revenue Series A, 5.00%, 10/1/2025	2,070,000	2,410,734
See accompanying notes to financial statements.
119

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
JEA,FL, Water & Sewer System Revenue Series A, 5.00%, 10/1/2024	$ 500,000	$ 561,951
Miami-Dade County, FL, Revenue Series B, 5.00%, 4/1/2024	500,000	551,803
Miami-Dade County, FL, Transit System Revenue 5.00%, 7/1/2022	200,000	204,590
Orlando County, FL, Utilities Commission Revenue:
Series A, 5.00%, 10/1/2023	500,000	540,665
Series A, 5.00%, 10/1/2026	700,000	842,736
Palm Beach County, School District:
5.00%, 8/1/2025	785,000	906,942
Series A, 5.00%, 8/1/2023	12,045,000	12,925,281
Polk, County School District, Revenue:
5.00%, 10/1/2023	1,500,000	1,621,448
5.00%, 10/1/2024	1,250,000	1,405,242
State of Florida, General Obligation:
5.00%, 7/1/2023	620,000	663,792
5.00%, 7/1/2026	3,900,000	4,663,023
Series B, 5.00%, 6/1/2025	2,600,000	3,002,211
Volusia County, FL, School Board Corporation Series B, 5.00%, 8/1/2024	5,500,000	6,139,400
		114,437,858
GEORGIA — 2.7%
Athens-Clarke County Unified Government, General Obligation 5.00%, 12/1/2026	9,395,000	11,372,850
Atlanta, GA, Water & Wastewater System Revenue Series F-SUB, 5.00%, 7/1/2023	3,000,000	3,212,366
City of Atlanta GA Department of Aviation Revenue Series A, 5.00%, 7/1/2026	5,735,000	6,831,735
City of Atlanta GA Water & Wastewater Revenue Series A, 5.00%, 11/1/2024	695,000	784,614
City of Atlanta, GA, Airport & Marina Revenue Series F-SUB, 5.00%, 7/1/2024	5,320,000	5,925,208
Georgia, State General Obligation:
5.00%, 2/1/2024	1,400,000	1,536,274
Series A, 5.00%, 7/1/2023	4,600,000	4,928,496
Series A, 5.00%, 8/1/2025	15,500,000	18,009,476
Series A, 5.00%, 2/1/2026	4,280,000	5,058,776
Series A, 5.00%, 7/1/2026	4,500,000	5,389,262
Series A, 5.00%, 8/1/2026	2,500,000	3,001,929
Series A-1, 5.00%, 2/1/2022	175,000	175,645
Series A-1, 5.00%, 2/1/2023	1,225,000	1,288,768
See accompanying notes to financial statements.
120

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A-BIDDING GROUP 1, 5.00%, 7/1/2026	$ 12,500,000	$ 14,970,173
Series C, 5.00%, 7/1/2025	3,000,000	3,475,487
Series C-1, 4.00%, 1/1/2025	2,265,000	2,509,469
Series E, 5.00%, 12/1/2025	5,640,000	6,628,992
Series E, 5.00%, 12/1/2026	750,000	909,915
Series F, 5.00%, 1/1/2023	500,000	524,065
Series F, 5.00%, 1/1/2026	500,000	589,337
Gwinnett County, Water & Sewerage Authority Revenue 5.00%, 8/1/2023	525,000	564,233
Henry County School District, General Obligation:
4.00%, 8/1/2025	1,105,000	1,243,065
4.00%, 8/1/2026	2,500,000	2,879,345
Metropolitan Atlanta Rapid Transit Authority Revenue Series A, 3.00%, 7/1/2023	11,500,000	11,963,029
Private Colleges & Universities Authority Revenue Series A, 5.00%, 9/1/2025	2,000,000	2,320,289
Private Colleges & Universities Authority, Revenue Series B, 5.00%, 9/1/2025	19,325,000	22,419,793
Richmond County, Board of Education, General Obligation 5.00%, 10/1/2022	525,000	543,732
		139,056,323
HAWAII — 0.8%
City & County of Honolulu, HI, General Obligation:
5.00%, 9/1/2023	1,190,000	1,268,830
5.00%, 3/1/2026	650,000	767,743
Series B, 5.00%, 3/1/2025	14,780,000	16,888,116
Series D, 5.00%, 8/1/2025	4,825,000	5,594,977
Series D, 5.00%, 9/1/2025	510,000	593,085
Series E, 5.00%, 9/1/2024 (b)	10,000,000	10,647,873
Hawaii, State General Obligation:
Series EZ, 5.00%, 10/1/2022	150,000	155,432
Series FE, 5.00%, 10/1/2022	120,000	124,346
Series FK, 5.00%, 5/1/2025	1,005,000	1,155,573
Series FN-REF, 5.00%, 10/1/2024	500,000	562,829
Series FT, 5.00%, 1/1/2022	500,000	500,000
Series FW, 5.00%, 1/1/2024	1,200,000	1,311,301
State of Hawaii, General Obligation Series FG, 5.00%, 10/1/2024	575,000	647,253
		40,217,358
See accompanying notes to financial statements.
121

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
ILLINOIS — 1.1%
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2023	$ 575,000	$ 596,568
4.00%, 7/1/2026	2,100,000	2,378,461
5.00%, 1/1/2022	395,000	395,000
5.00%, 1/1/2023	500,000	523,706
5.00%, 1/1/2024	7,995,000	8,728,160
5.00%, 1/1/2025	2,895,000	3,285,163
5.00%, 7/1/2025	10,250,000	11,835,935
5.00%, 1/1/2026	8,460,000	9,934,867
5.00%, 7/1/2026	1,000,000	1,193,194
Series A, 5.00%, 10/1/2025	5,500,000	6,398,658
Illinois, State Toll Highway Authority Revenue Series A, 5.00%, 1/1/2024	2,000,000	2,180,891
McHenry County, IL, Conservation District, General Obligation 5.00%, 2/1/2023	250,000	262,596
New York, NY, Sales Tax Securitization Corp., Revenue Series A, 5.00%, 1/1/2027	5,000,000	6,015,840
Regional Transportation Authority Revenue:
Series A, 5.00%, 7/1/2023	2,900,000	3,102,125
Series A, 5.00%, 7/1/2025	1,500,000	1,730,396
State of Illinois Sales Tax Revenue Series C, 5.00%, 6/15/2022	180,000	183,814
		58,745,374
INDIANA — 0.4%
City of Indianapolis Department of Public Utilities Water System Revenue Series A, 5.00%, 10/1/2026	2,690,000	3,245,512
Indiana, State Finance Authority Revenue:
5.00%, 2/1/2023	500,000	525,582
5.00%, 2/1/2024	1,500,000	1,646,667
5.00%, 10/1/2024	500,000	562,975
5.00%, 2/1/2025	6,785,000	7,736,135
5.00%, 10/1/2025	1,680,000	1,958,579
Series A, 5.00%, 12/1/2022	125,000	130,484
Series A, 5.00%, 6/1/2024	545,000	606,287
Series A, 5.00%, 6/1/2025	1,175,000	1,356,336
Series A, 5.00%, 6/1/2026	2,315,000	2,761,752
Purdue, IN, University Revenue Series CC, 5.00%, 7/1/2023	1,100,000	1,177,868
		21,708,177
See accompanying notes to financial statements.
122

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
IOWA — 0.1%
Iowa, Finance Authority Revenue 5.00%, 8/1/2026	$ 2,375,000	$ 2,839,942
Iowa, State Revenue:
5.00%, 6/15/2022	810,000	827,431
5.00%, 6/15/2023	2,255,000	2,408,690
5.00%, 6/15/2026	500,000	595,521
		6,671,584
KANSAS — 0.3%
Johnson County, Public Building Commission Revenue:
5.00%, 9/1/2022	1,045,000	1,078,002
5.00%, 9/1/2025	970,000	1,125,723
Series A, 5.00%, 9/1/2023	7,500,000	8,075,692
Johnson County, Unified School District No. 233, General Obligation:
Series B, 5.00%, 9/1/2022	1,000,000	1,031,716
Series B, 5.00%, 9/1/2023	850,000	916,279
Kansas Development Finance Authority, Revenue Series B, 5.00%, 5/1/2025	2,000,000	2,296,784
Kansas, State Department of Transportation, Highway Revenue Series A, 5.00%, 9/1/2023	2,400,000	2,585,889
		17,110,085
KENTUCKY — 0.0% (a)
Kentucky, State Turnpike Authority Revenue Series A, 5.00%, 7/1/2023	100,000	106,939
LOUISIANA — 0.7%
Louisiana, State Gas & Fuels Tax Revenue Series B, 5.00%, 5/1/2025	1,740,000	1,990,748
Louisiana, State General Obligation Series C, 5.00%, 8/1/2023	125,000	134,197
State of Louisiana Gasoline & Fuels Tax Revenue Series A, VRN, 0.60%, 5/1/2043 (b)	10,000,000	10,011,853
State of Louisiana Revenue:
5.00%, 9/1/2025	1,500,000	1,735,487
5.00%, 9/1/2026	1,150,000	1,372,789
State of Louisiana, General Obligation:
Series A, 5.00%, 3/1/2024	7,460,000	8,207,190
Series A, 5.00%, 3/1/2025	9,830,000	11,228,747
Series A, 5.00%, 3/1/2026	1,100,000	1,298,760
		35,979,771
See accompanying notes to financial statements.
123

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
MAINE — 0.4%
Maine, State General Obligation:
Series B, 5.00%, 6/1/2022	$ 175,000	$ 178,483
Series B, 5.00%, 6/1/2023	50,000	53,364
Series D, 5.00%, 6/1/2023	4,250,000	4,535,954
Series D, 5.00%, 6/1/2026	3,785,000	4,511,788
Maine, State Turnpike Authority Revenue 5.00%, 7/1/2022	250,000	255,939
State of Maine, General Obligation:
Series B, 4.00%, 6/1/2025	1,500,000	1,678,090
Series B, 5.00%, 6/1/2024	2,230,000	2,477,919
Series B, 5.00%, 6/1/2025	3,000,000	3,458,571
Series B, 5.00%, 6/1/2026	2,990,000	3,564,134
		20,714,242
MARYLAND — 5.7%
Anne Arundel County, MD, General Obligation 5.00%, 10/1/2023	2,205,000	2,386,350
Baltimore County, MD, General Obligation:
5.00%, 3/1/2024	8,310,000	9,138,532
5.00%, 3/1/2025	6,675,000	7,636,143
Series B, 5.00%, 10/15/2022	555,000	575,828
Baltimore, MD, State General Obligation Series B, 5.00%, 10/15/2025	2,480,000	2,897,063
County of Harford MD, General Obligation Series B, 5.00%, 7/1/2025	8,115,000	9,395,063
County of Prince George's MD, General Obligation Series A, 5.00%, 7/15/2024	5,000,000	5,586,596
Maryland, State Department of Transportation General Obligation 5.00%, 3/15/2024	1,400,000	1,543,606
Maryland, State Department of Transportation Revenue:
5.00%, 5/1/2023	8,240,000	8,761,671
5.00%, 9/1/2025	500,000	582,050
5.00%, 10/1/2025	18,565,000	21,673,577
5.00%, 10/1/2026	10,090,000	12,168,431
Series B, 5.00%, 12/1/2026	17,615,000	21,351,846
Maryland, State General Obligation:
5.00%, 6/1/2024	2,500,000	2,779,855
5.00%, 8/1/2024	2,000,000	2,238,538
Series A, 5.00%, 3/15/2022	200,000	201,925
Series A, 5.00%, 3/15/2023	300,000	317,184
Series A, 5.00%, 8/1/2023	925,000	993,973
See accompanying notes to financial statements.
124

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2024	$ 10,000,000	$ 11,025,756
Series A, 5.00%, 8/1/2025	525,000	609,795
Series A, 5.00%, 8/1/2026	12,055,000	14,469,250
Series B, 5.00%, 8/1/2024	3,345,000	3,743,955
Series B, 5.00%, 8/1/2025	17,095,000	19,856,090
Series C, 5.00%, 8/1/2023	500,000	537,283
Series C, 5.00%, 8/1/2024	1,830,000	2,048,262
Maryland, State Stadium Authority Revenue:
5.00%, 5/1/2022	250,000	253,875
5.00%, 5/1/2023	1,500,000	1,592,894
Montgomery County, MD, General Obligation:
Series A, 4.00%, 8/1/2024	16,000,000	17,498,483
Series A, 5.00%, 11/1/2022	1,580,000	1,643,303
Series A, 5.00%, 11/1/2023	15,765,000	17,123,421
Series A, 5.00%, 12/1/2023	1,960,000	2,136,179
Series A, 5.00%, 11/1/2025	1,015,000	1,188,752
Series A, 5.00%, 8/1/2026	15,500,000	18,596,406
Series B, 4.00%, 11/1/2025	13,335,000	15,112,929
Series C, 5.00%, 10/1/2025	520,000	607,281
Prince George County, MD, General Obligation:
Series A, 5.00%, 7/15/2022	645,000	661,698
Series A, 5.00%, 7/15/2023	12,520,000	13,432,345
Series A, 5.00%, 9/15/2023	5,000,000	5,402,103
Series A, 5.00%, 7/15/2024	14,860,000	16,603,362
Series A, 5.00%, 7/15/2025	5,150,000	5,970,487
Series B, 4.00%, 7/15/2022	105,000	107,162
Prince George's County, MD, General Obligation:
Series A, 5.00%, 7/15/2025	5,350,000	6,202,350
Series A, 5.00%, 9/15/2026	3,180,000	3,829,742
State of Maryland Department of Transportation Revenue 5.00%, 5/1/2025	940,000	1,081,508
Washington, MD, Suburban Sanitary Commission, Revenue 5.00%, 6/1/2023	3,000,000	3,201,408
		294,764,310
MASSACHUSETTS — 4.8%
Boston, MA, General Obligation:
Series A, 5.00%, 5/1/2023	3,000,000	3,189,515
Series A, 5.00%, 11/1/2023	4,655,000	5,054,319
Series A, 5.00%, 11/1/2024	7,475,000	8,450,135
See accompanying notes to financial statements.
125

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue:
Series A, 5.00%, 6/15/2024	$ 1,505,000	$ 1,606,319
Series A, 5.00%, 6/15/2025	860,000	955,618
Commonwealth of Massachusetts, General Obligation:
Series A, 5.00%, 9/1/2026	26,445,000	31,783,344
Series B, 5.00%, 7/1/2025	2,300,000	2,661,935
Series B, 5.00%, 7/1/2026	5,595,000	6,689,644
Series D, 5.00%, 7/1/2026	2,055,000	2,457,054
Series E, 5.00%, 11/1/2025	3,805,000	4,454,775
Series E, 5.00%, 11/1/2026	4,015,000	4,850,173
Massachusetts, Bay Transportation Authority, Assessment Revenue Series A, 5.00%, 7/1/2025	3,400,000	3,938,885
Massachusetts, Bay Transportation Authority, Revenue:
Series A, 5.00%, 10/15/2025	6,900,000	8,068,868
Series B, ETM, 5.00%, 8/1/2025	2,310,000	2,679,660
Series C-GREE, ETM, 5.00%, 8/1/2023	200,000	214,584
Series C-GREEN, 5.00%, 8/1/2023	690,000	741,336
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
4.00%, 5/1/2025	20,000,000	22,330,208
5.00%, 7/1/2024	2,500,000	2,786,388
5.00%, 7/1/2025	2,500,000	2,890,579
Massachusetts, Development Finance Agency, Revenue Series A, 5.00%, 7/15/2023	5,000,000	5,365,156
Massachusetts, State Clean Water Trust, Revenue:
5.00%, 8/1/2026	935,000	1,122,252
Series 20, 5.00%, 2/1/2025	1,300,000	1,482,666
Series 21-GREEN BOND, 5.00%, 8/1/2025	510,000	592,175
Massachusetts, State Development Finance Agency Revenue Series A, 5.00%, 7/15/2022	555,000	569,368
Massachusetts, State Federal Highway Revenue:
5.00%, 6/15/2024	3,500,000	3,735,625
Series A, 5.00%, 6/15/2023	980,000	1,000,937
Massachusetts, State General Obligation:
Series A, 5.00%, 1/1/2024	3,675,000	4,018,948
Series A, 5.00%, 7/1/2025	8,000,000	9,258,904
Series B, 5.00%, 7/1/2023	2,250,000	2,409,625
Series B, 5.00%, 7/1/2024	1,595,000	1,779,829
Series B, 5.00%, 11/1/2024	10,000,000	11,301,502
Series B, 5.00%, 11/1/2025	8,500,000	9,951,535
Series C, 5.00%, 2/1/2023	6,725,000	7,072,824
See accompanying notes to financial statements.
126

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 10/1/2026	$ 500,000	$ 602,474
Series E, 3.00%, 12/1/2023	8,000,000	8,413,206
Series E, 5.00%, 11/1/2023	5,720,000	6,211,776
Series E, 5.00%, 11/1/2024	10,825,000	12,237,152
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A, 5.00%, 2/15/2035	2,510,000	2,756,639
Series A, 5.00%, 2/15/2036	1,300,000	1,427,742
Series A, 5.00%, 2/15/2037	2,300,000	2,526,004
Series A, 5.00%, 2/15/2049	1,300,000	1,534,697
Massachusetts, State Transportation Fund Revenue:
5.00%, 6/1/2024	2,865,000	3,183,514
Series A, 5.00%, 6/1/2023	2,780,000	2,965,821
Massachusetts, State Water Resources Authority Revenue:
Series B, 5.00%, 8/1/2025	4,010,000	4,651,469
Series C-GREEN BOND, 5.00%, 8/1/2024	4,820,000	5,389,588
Massachusetts, Transportation Trust Fund, Metropolitan Highway System Revenue:
Series A, 5.00%, 1/1/2024	500,000	545,956
Series A, 5.00%, 1/1/2039 (b)	7,225,000	7,557,922
Series C, 5.00%, 1/1/2024	2,205,000	2,406,741
University of Massachusetts Building Authority Revenue:
Series 2019-1, 5.00%, 5/1/2025	500,000	575,629
Series 2019-1, 5.00%, 5/1/2026	4,190,000	4,989,254
Series 2021-1-SENIOR, 5.00%, 11/1/2025	4,000,000	4,688,063
		248,128,332
MICHIGAN — 0.6%
Brighton Area School District, General Obligation Series A, 5.00%, 5/1/2025	3,000,000	3,441,957
Michigan, State Building Authority Revenue:
5.00%, 4/15/2025	2,000,000	2,292,456
Series I-A, 5.00%, 10/15/2022	200,000	207,570
Michigan, State Finance Authority Revenue:
5.00%, 10/1/2023	3,500,000	3,787,217
5.00%, 4/15/2024	2,500,000	2,760,260
Series I, 5.00%, 4/15/2022	50,000	50,685
Series I, 5.00%, 4/15/2023	1,500,000	1,592,086
State of Michigan Trunk Line Revenue:
5.00%, 11/15/2025	1,290,000	1,508,485
Series A, 5.00%, 11/15/2024	1,000,000	1,129,068
See accompanying notes to financial statements.
127

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
University of Michigan, Revenue:
Series A, 5.00%, 4/1/2023	$ 3,745,000	$ 3,967,212
Series A, 5.00%, 4/1/2024	5,160,000	5,698,286
Series A, 5.00%, 4/1/2025	3,170,000	3,637,429
Series A, 5.00%, 4/1/2026	2,200,000	2,611,574
		32,684,285
MINNESOTA — 1.6%
City of Minneapolis MN, General Obligation 3.00%, 12/1/2025	8,740,000	9,582,138
County of Hennepin MN, General Obligation Series B, 5.00%, 12/15/2025	820,000	964,352
Minneapolis, State Paul Airports Commission Revenue Series A, 5.00%, 1/1/2025	2,685,000	3,042,566
Minnesota, State General Obligation:
2.00%, 8/1/2023	600,000	616,081
3.00%, 8/1/2026	630,000	698,432
Series A, 5.00%, 8/1/2024	600,000	671,068
Series A, 5.00%, 8/1/2025	15,845,000	18,385,806
Series A, 5.00%, 8/1/2026	520,000	623,358
Series B, 5.00%, 8/1/2025	700,000	812,248
Series B, 5.00%, 9/1/2026	15,550,000	18,696,955
Series D, 5.00%, 8/1/2023	2,000,000	2,150,120
Series E, 3.00%, 8/1/2024	5,500,000	5,869,829
Series E, 3.00%, 8/1/2025	12,150,000	13,233,351
Series E, 5.00%, 10/1/2023	3,685,000	3,989,422
University of Minnesota, Revenue:
Series B, 5.00%, 12/1/2023	500,000	544,642
Series B, 5.00%, 12/1/2024	580,000	657,214
		80,537,582
MISSOURI — 0.5%
Kansas, MO, Sanitary Sewer System Revenue Series A, 4.00%, 1/1/2023	175,000	181,671
Metropolitan State Louis Sewer District, Revenue:
Series A, 5.00%, 5/1/2025	850,000	977,960
Series A, 5.00%, 5/1/2026	1,065,000	1,266,642
Missouri Highway & Transportation Commission Revenue 5.00%, 11/1/2026	10,465,000	12,652,953
Missouri, State Board of Public Buildings Revenue Series B, 5.00%, 10/1/2025	10,760,000	12,531,158
		27,610,384
See accompanying notes to financial statements.
128

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
NEBRASKA — 0.1%
Omaha, NE, Metropolitan Utilities District Revenue 5.00%, 12/1/2022	$ 200,000	$ 208,718
University of Nebraska Facilities Corp., Revenue:
5.00%, 7/15/2023	5,500,000	5,900,790
Series A, 4.00%, 7/15/2024	1,125,000	1,228,363
		7,337,871
NEVADA — 1.1%
Clark County, NV, General Obligation:
5.00%, 6/1/2022	120,000	122,383
5.00%, 6/1/2024	6,900,000	7,663,573
Series A, 5.00%, 11/1/2023	260,000	282,104
Series B, 5.00%, 12/1/2025	1,150,000	1,348,725
County of Clark NV Revenue 5.00%, 7/1/2025	14,950,000	17,257,520
Las Vegas Valley, NV, Water District, General Obligation:
Series 2020A, 5.00%, 6/1/2025	7,720,000	8,897,219
Series A, 5.00%, 6/1/2024	600,000	666,244
Series B, 5.00%, 6/1/2024	3,755,000	4,169,579
Series B, 5.00%, 6/1/2025	500,000	576,245
Las Vegas Valley, Water District, General Obligation Series C, 5.00%, 6/1/2026	14,340,000	17,059,056
Nevada, State General Obligation Series A, 5.00%, 5/1/2024	1,000,000	1,107,022
		59,149,670
NEW JERSEY — 0.2%
County of Union NJ,General Obligation:
Series A & B, 3.00%, 3/1/2022	580,000	582,674
Series A & B, 3.00%, 3/1/2025	500,000	540,647
Series A & B, 3.00%, 3/1/2026	4,165,000	4,533,393
Hudson County, Improvement Authority Revenue:
4.00%, 10/1/2024	650,000	712,657
4.00%, 10/1/2025	535,000	602,006
New Jersey Educational Facilities Authority Revenue Series I-PRINCETON UNIVERSITY, 5.00%, 7/1/2025	600,000	695,097
New Jersey, Educational Facilities Authority Revenue:
Series B, 5.00%, 7/1/2023	2,135,000	2,286,800
Series B, 5.00%, 7/1/2025	1,535,000	1,778,291
		11,731,565
See accompanying notes to financial statements.
129

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
NEW MEXICO — 1.2%
New Mexico, State Finance Authority Revenue:
5.00%, 6/1/2026	$ 1,765,000	$ 2,099,668
Series A, 5.00%, 6/15/2023	5,000,000	5,343,796
Series A, 5.00%, 6/15/2024	8,000,000	8,888,420
Series A, 5.00%, 6/15/2025	3,600,000	4,149,235
Series A, 5.00%, 6/15/2026	3,400,000	4,049,546
Series D, 5.00%, 6/1/2022	250,000	254,976
New Mexico, State General Obligation Series B, 5.00%, 3/1/2025	500,000	570,469
New Mexico, State Severance Tax Permanent Fund Revenue:
Series A, 5.00%, 7/1/2025	9,635,000	11,122,155
Series B, 4.00%, 7/1/2022	335,000	341,362
Series B, 4.00%, 7/1/2023	965,000	1,018,356
State of New Mexico Severance Tax Permanent Fund Revenue Series A, 5.00%, 7/1/2026	15,000,000	17,890,557
State of New Mexico, General Obligation:
5.00%, 3/1/2023	2,395,000	2,528,167
5.00%, 3/1/2026	5,000,000	5,901,194
		64,157,901
NEW YORK — 16.1%
Albany County, NY, General Obligation 5.00%, 4/1/2023	500,000	529,539
Erie County Industrial Development Agency Revenue 5.00%, 5/1/2026	1,000,000	1,184,624
Metropolitan Transportation Authority Revenue:
Series A-1, 5.00%, 2/1/2023	20,000,000	21,000,422
Series B-1-SUB-REMK 3/18/2021, 3.00%, 11/1/2022	500,000	511,322
Monroe County, NY, Industrial Development Agency Revenue:
5.00%, 5/1/2023	4,350,000	4,619,392
Series 2018, 5.00%, 5/1/2022	500,000	507,751
Monroe County, NY, Industrial Development Corp. Revenue:
5.00%, 7/1/2024	3,100,000	3,456,764
5.00%, 7/1/2025	1,000,000	1,156,232
Series A, 5.00%, 7/1/2023	500,000	535,316
Series A, 5.00%, 7/1/2024	685,000	763,833
Series B, 5.00%, 7/1/2023	600,000	642,380
New York City Transitional Finance Authority Building Aid Revenue:
ETM, 5.00%, 7/15/2023	1,030,000	1,104,226
Series S-1, 5.00%, 7/15/2025	530,000	614,526
See accompanying notes to financial statements.
130

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
New York City Transitional Finance Authority Future Tax Secured Revenue:
5.00%, 5/1/2026	$ 2,100,000	$ 2,494,631
5.00%, 11/1/2026	12,200,000	14,718,386
Series A-1, 5.00%, 11/1/2025	12,725,000	14,866,358
Series A-1, 5.00%, 11/1/2026	4,000,000	4,825,700
Series B-1, 5.00%, 8/1/2026	3,000,000	3,591,793
New York City Water & Sewer System Revenue:
4.00%, 6/15/2024	6,240,000	6,792,425
5.00%, 6/15/2025	1,330,000	1,498,797
Series A, 5.00%, 6/15/2023	200,000	213,798
Series CC-, 5.00%, 6/15/2025	8,905,000	10,286,761
Series CC-1, 5.00%, 6/15/2026	1,000,000	1,193,470
Series DD2, 5.00%, 6/15/2024	12,000,000	12,547,391
New York State Dormitory Authority, Revenue:
5.00%, 2/15/2022	5,000	5,028
5.00%, 10/1/2022 (d)	700,000	725,136
ETM, 5.00%, 2/15/2023	125,000	131,638
5.00%, 2/15/2024	9,500,000	10,439,860
5.00%, 10/1/2024	1,060,000	1,188,241
5.00%, 10/1/2025 (d)	1,200,000	1,397,041
Series A, 5.00%, 9/15/2023	2,500,000	2,699,715
Series A, 5.00%, 9/15/2024	10,000,000	11,244,102
Series A, 5.00%, 3/15/2025	2,500,000	2,863,521
Series A, 5.00%, 7/1/2025	660,000	762,864
Series A, 5.00%, 9/15/2025	9,000,000	10,492,459
Series A, 5.00%, 3/15/2026	11,695,000	13,872,137
Series B, ETM, 5.00%, 2/15/2023	1,500,000	1,579,705
Series D, 5.00%, 2/15/2025	1,085,000	1,239,008
Series E, 5.00%, 3/15/2027	32,950,000	40,267,839
New York State Environmental Facilities Corp. Revenue 5.00%, 6/15/2026	3,945,000	4,710,155
New York State Urban Development Corp., Revenue:
Series A, 5.00%, 3/15/2026	5,000,000	5,932,385
Series A-BIDDING GROUP 1, 5.00%, 3/15/2023	665,000	703,009
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
5.00%, 6/15/2024	615,000	684,416
5.00%, 6/15/2026	46,415,000	55,394,896
Series DD-2, 5.00%, 6/15/2025	3,150,000	3,434,708
See accompanying notes to financial statements.
131

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
New York, NY, City Transitional Finance Authority Building Aid Revenue:
Series S-, 5.00%, 7/15/2022	$ 160,000	$ 164,127
Series S-3-SUBSER, 5.00%, 7/15/2024	570,000	636,157
Series S-4A, 5.00%, 7/15/2025	3,110,000	3,597,686
New York, NY, City Transitional Finance Authority, Building Aid Revenue:
Series S-, 5.00%, 7/15/2022	40,000	41,027
Series S-1, 5.00%, 7/15/2022	200,000	205,188
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2022	625,000	650,094
5.00%, 11/1/2024	14,915,000	16,824,644
5.00%, 11/1/2025	15,795,000	18,452,976
Series 1-REMK, 5.00%, 11/1/2026	5,000,000	6,032,125
Series 1-REMK 1/9/20, 5.00%, 11/1/2022	1,000,000	1,040,150
Series 21-A-RE, 5.00%, 11/1/2022	1,750,000	1,820,263
Series A, 5.00%, 8/1/2023	4,300,000	4,621,340
Series A-1, 5.00%, 8/1/2022	100,000	102,810
Series A-1, 5.00%, 8/1/2023	6,870,000	7,383,396
Series A-1, 5.00%, 8/1/2024	1,000,000	1,117,350
Series C, 5.00%, 11/1/2022	350,000	364,053
Series C, 5.00%, 11/1/2025	500,000	584,140
Series C-1, 5.00%, 5/1/2023	16,000,000	17,012,954
Series D-S, 5.00%, 11/1/2024	10,000,000	11,280,351
Series D-S, 5.00%, 11/1/2025	1,500,000	1,752,419
New York, NY, General Obligation:
4.00%, 3/1/2025	900,000	999,876
Series A, 5.00%, 8/1/2023	17,615,000	18,925,563
Series A, 5.00%, 8/1/2024	1,105,000	1,235,277
Series A, 5.00%, 8/1/2026	3,350,000	4,009,160
Series A-1, 5.00%, 8/1/2023	525,000	564,060
Series A-1, 5.00%, 8/1/2025	14,810,000	17,167,669
Series A-1, 5.00%, 8/1/2026	17,000,000	20,344,991
Series B-1, 5.00%, 10/1/2025	1,065,000	1,241,599
Series B-1, 5.00%, 11/1/2026	18,060,000	21,778,489
Series C, 5.00%, 8/1/2023	4,825,000	5,183,981
Series C, 5.00%, 8/1/2024	12,110,000	13,537,740
Series C, 5.00%, 8/1/2025	8,210,000	9,516,986
Series C, 5.00%, 8/1/2026	11,615,000	13,900,416
Series C-1, 5.00%, 8/1/2023	2,120,000	2,277,729
Series C-1, 5.00%, 8/1/2025	1,120,000	1,298,298
See accompanying notes to financial statements.
132

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series E, 5.00%, 8/1/2022	$ 740,000	$ 760,616
Series E, 5.00%, 8/1/2023	5,000,000	5,372,002
Series E, 5.00%, 8/1/2024	18,195,000	20,340,147
Series E, 5.00%, 8/1/2025	2,250,000	2,608,187
Series J-10-REMK 10/1, 5.00%, 8/1/2026	4,040,000	4,834,927
Series J9-REMK 12/20/16, 5.00%, 8/1/2026	2,300,000	2,752,558
Series J-SUBSER J11-REMK 12/1, 5.00%, 8/1/2026	685,000	819,783
Subseries D, 5.00%, 8/1/2038 (b)	20,000,000	21,410,492
New York, NY, Sales Tax Asset Receivables Corp., Revenue Series A, 4.00%, 10/15/2023	100,000	106,633
New York, NY, Sales Tax Securitization Corp., Revenue Series A, 5.00%, 1/1/2023	180,000	188,460
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue 4.00%, 2/1/2023	1,485,000	1,544,407
New York, State Dormitory Authority Revenue:
Series A, 5.00%, 7/1/2023	740,000	792,499
Series A, 5.00%, 10/1/2023	8,785,000	9,499,490
Series A, 5.00%, 7/1/2024	1,380,000	1,535,791
Series A, 5.00%, 10/1/2024	1,575,000	1,765,089
Series B, 5.00%, 10/1/2024	600,000	672,590
New York, State Dormitory Authority, Personal Income Tax Revenue:
5.00%, 2/15/2026	6,590,000	7,791,544
Series A, 5.00%, 7/1/2022	655,000	670,691
Series A, 5.00%, 3/15/2024	7,000,000	7,718,585
Series B, 5.00%, 2/15/2026	6,480,000	7,661,488
Series D, 5.00%, 2/15/2023	6,950,000	7,322,448
Series D, 5.00%, 2/15/2024	9,680,000	10,635,543
Series D, 5.00%, 2/15/2025	3,500,000	3,997,970
Series D, 5.00%, 2/15/2026	22,530,000	26,637,859
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 5.00%, 3/15/2023	26,995,000	28,537,291
Series A, 5.00%, 3/15/2025	500,000	573,049
Series C, 5.00%, 3/15/2023	930,000	983,155
Series C, 5.00%, 3/15/2025	4,780,000	5,478,344
Series E, 5.00%, 3/15/2022	640,000	646,197
Series E-GROUP 1, 5.00%, 3/15/2024	3,560,000	3,925,452
New York, State Environmental Facilities Corp., Revenue:
5.00%, 6/15/2023	500,000	534,380
5.00%, 6/15/2024	585,000	651,030
5.00%, 6/15/2026	1,000,000	1,193,956
See accompanying notes to financial statements.
133

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2017A, 5.00%, 6/15/2023	$ 540,000	$ 577,130
Series A, 5.00%, 6/15/2023	3,655,000	3,906,315
Series A, 5.00%, 6/15/2024	1,400,000	1,558,019
Series A, 5.00%, 6/15/2025	2,590,000	2,990,919
Series A, 5.00%, 6/15/2026	5,615,000	6,704,061
Series B-SUB, 5.00%, 6/15/2026	720,000	859,648
New York, State General Obligation:
Series A, 5.00%, 2/15/2022	425,000	427,368
Series A, 5.00%, 2/15/2024	500,000	549,202
New York, State Urban Development Corp., Revenue:
5.00%, 3/15/2025	9,450,000	10,811,108
Series A, 5.00%, 3/15/2024	5,270,000	5,807,313
Series E, 5.00%, 3/15/2023	125,000	132,144
Series E GROUP 1, 5.00%, 3/15/2025	25,500,000	29,172,831
Series E GROUP 1, 5.00%, 3/15/2026	30,000,000	35,580,558
Port Authority of New York & New Jersey Revenue:
5.00%, 7/15/2023	725,000	777,599
5.00%, 11/15/2024	1,430,000	1,615,880
Series 222, 5.00%, 7/15/2026	3,125,000	3,736,285
Town of Brookhaven NY,General Obligation:
Series C, 5.00%, 1/15/2025	7,585,000	8,624,294
Series C, 5.00%, 1/15/2026	3,475,000	4,092,052
Triborough, NY, Bridge & Tunnel Authority Revenue:
Series A-2, VRN, 2.00%, 5/15/2045 (b)	1,100,000	1,135,674
Series B, 5.00%, 11/15/2024	510,000	575,980
Utility Debt Securitization Authority Revenue:
Series B, 5.00%, 6/15/2024	1,000,000	1,021,475
Series B, 5.00%, 12/15/2024	1,040,000	1,086,931
Westchester County, NY, General Obligation:
5.00%, 10/15/2025	8,240,000	9,639,249
5.00%, 10/15/2026	8,655,000	10,463,888
Series D, 5.00%, 12/15/2024	600,000	681,064
		837,578,424
NORTH CAROLINA — 2.2%
City of Charlotte NC Water & Sewer System Revenue:
5.00%, 7/1/2024	9,605,000	10,718,031
5.00%, 7/1/2025	2,000,000	2,316,991
5.00%, 7/1/2026	3,735,000	4,474,926
City of Greensboro NC, General Obligation Series B, 5.00%, 10/1/2025	4,650,000	5,434,275
See accompanying notes to financial statements.
134

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
County of Wake NC, General Obligation Series A, 5.00%, 3/1/2025	$ 7,950,000	$ 9,102,843
Guilford County, NC, General Obligation 5.00%, 3/1/2022	725,000	730,626
Mecklenburg County, NC, General Obligation:
5.00%, 3/1/2023	7,500,000	7,917,919
5.00%, 3/1/2024	9,045,000	9,959,206
5.00%, 3/1/2026	1,750,000	2,074,138
Series A, 5.00%, 9/1/2023	1,255,000	1,353,077
Series A, 5.00%, 4/1/2025	4,520,000	5,189,650
Mecklenburg County, NC, Public Facilities Corp. Revenue 5.00%, 2/1/2023	4,760,000	5,006,723
North Carolina, State General Obligation:
Series A, 5.00%, 6/1/2023	15,000,000	16,002,633
Series A, 5.00%, 6/1/2025	10,000,000	11,546,964
Series B, 5.00%, 6/1/2023	1,000,000	1,067,136
North Carolina, State University at Raleigh Revenue 5.00%, 10/1/2023	1,250,000	1,352,349
State of North Carolina Revenue Series B, 5.00%, 5/1/2026	5,625,000	6,690,010
State of North Carolina, General Obligation:
Series A, 5.00%, 6/1/2026	3,000,000	3,581,838
Series B, 5.00%, 6/1/2025	625,000	721,685
Wake County, NC, General Obligation Series A, 5.00%, 3/1/2026	1,400,000	1,659,311
Wake County, NC, Revenue:
5.00%, 3/1/2025	3,250,000	3,713,557
5.00%, 3/1/2026	650,000	768,626
Series A, 5.00%, 12/1/2022	125,000	130,496
Series A, 5.00%, 8/1/2023	5,000,000	5,372,827
		116,885,837
OHIO — 3.0%
City of Cincinnati OH, General Obligation:
5.00%, 12/1/2023	2,115,000	2,304,261
5.00%, 12/1/2025	500,000	585,342
Cleveland Department of Public Utilities Division of Water Revenue Series DD, 5.00%, 1/1/2023	665,000	696,733
Columbus, OH, General Obligation:
Series 2017-1, 5.00%, 4/1/2024	5,000,000	5,520,407
Series 2018A, 5.00%, 4/1/2024	6,050,000	6,676,819
See accompanying notes to financial statements.
135

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 3.00%, 8/15/2023	$ 795,000	$ 829,951
Series A, 5.00%, 4/1/2024	1,850,000	2,042,551
Series A, 5.00%, 4/1/2026	9,000,000	10,671,215
County of Cuyahoga OH Revenue Series D, 5.00%, 12/1/2025	10,000,000	11,706,849
Gahanna-Jefferson City School District, General Obligation 2.00%, 12/1/2023 (d)	2,015,000	2,080,364
Hamilton County, OH, Sewer System Revenue Series A, 5.00%, 12/1/2022	100,000	104,368
Miami University, OH, Revenue:
5.00%, 9/1/2022	500,000	516,061
5.00%, 9/1/2025	3,020,000	3,508,409
Ohio State University Revenue:
5.00%, 12/1/2025	6,000,000	7,029,192
5.00%, 12/1/2026	2,600,000	3,143,155
Series A, 5.00%, 12/1/2024	7,000,000	7,918,819
Series A, 5.00%, 12/1/2025	2,500,000	2,928,830
Ohio, State General Obligation:
Series A, 5.00%, 9/1/2023	325,000	350,398
Series A, 5.00%, 3/15/2025	1,000,000	1,102,422
Series A, 5.00%, 5/1/2025	5,165,000	5,936,990
Series A, 5.00%, 6/15/2025	2,995,000	3,457,496
Series A, 5.00%, 5/1/2026	2,125,000	2,526,334
Series B, 5.00%, 8/1/2023	130,000	139,672
Series B, 5.00%, 9/15/2024	2,500,000	2,807,892
Series B, 5.00%, 9/15/2025	650,000	756,892
Series S, 5.00%, 5/1/2023	105,000	111,619
Series T, 5.00%, 11/1/2025	7,825,000	9,154,768
Series V, 5.00%, 5/1/2023	5,725,000	6,085,866
Ohio, State Infrastructure Project Revenue:
5.00%, 10/1/2024	2,600,000	2,925,186
Series 1-GARVEE, 5.00%, 12/15/2025	1,885,000	2,213,598
Series 2016-1, 5.00%, 12/15/2023	1,335,000	1,455,662
Series 2019-1, 5.00%, 12/15/2023	2,500,000	2,725,959
Series 2019-1, 5.00%, 12/15/2024	2,000,000	2,269,580
Series 2019-1, 5.00%, 12/15/2025	655,000	769,181
Series B, 5.00%, 10/1/2025	2,550,000	2,968,713
Ohio, State University Revenue Series A, 5.00%, 12/1/2022	750,000	783,043
Ohio, State Water Development Authority Revenue:
5.00%, 12/1/2023	6,500,000	7,082,960
5.00%, 6/1/2024	500,000	555,587
See accompanying notes to financial statements.
136

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2025	$ 1,175,000	$ 1,378,544
Series A, 5.00%, 6/1/2026	3,960,000	4,722,299
Ohio, State Water Development Authority, Water Pollution Control Revenue:
5.00%, 12/1/2023	300,000	326,906
Series B, 5.00%, 6/1/2024	3,925,000	4,361,359
Series B, 5.00%, 12/1/2024	6,675,000	7,561,548
Series B, 5.00%, 12/1/2025	1,480,000	1,736,378
Ohio, Water Development Authority Revenue 5.00%, 6/1/2023	700,000	746,995
State of Ohio Revenue Series 1-A, 5.00%, 12/15/2026	1,000,000	1,209,209
State of Ohio, General Obligation:
ETM, 5.00%, 8/1/2025	5,000,000	5,797,886
Series A, 5.00%, 5/1/2026	1,000,000	1,188,863
Series A, 5.00%, 6/15/2026	2,820,000	3,365,585
Series B, 5.00%, 9/15/2026	1,000,000	1,202,776
		158,041,492
OKLAHOMA — 0.7%
City of Tulsa OK, General Obligation:
5.00%, 3/1/2023	500,000	527,861
5.00%, 3/1/2025	2,950,000	3,367,765
Oklahoma Capitol Improvement Authority Revenue 5.00%, 7/1/2023	500,000	535,083
Oklahoma County, Independent School District, General Obligation:
Series A, 0.05%, 7/1/2022	500,000	499,694
Series A, 2.50%, 7/1/2023	14,100,000	14,567,144
Oklahoma, Capital Improvement Authority, State Facilities Revenue Series 2020A, 5.00%, 7/1/2025	3,900,000	4,499,029
Oklahoma, State Turnpike Authority Revenue:
Series D, 4.00%, 1/1/2023	630,000	653,888
Series D, 5.00%, 1/1/2024	505,000	551,945
Oklahoma, State University, Revenue:
Series A, 5.00%, 1/1/2025	2,000,000	2,270,184
Series A, 5.00%, 9/1/2025	800,000	929,696
Series A, 5.00%, 1/1/2026	4,250,000	4,994,603
Tulsa County, OK, Industrial Authority Revenue 5.00%, 9/1/2022	160,000	165,020
See accompanying notes to financial statements.
137

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Tulsa, OK, Public Facilities Authority Revenue 3.00%, 6/1/2022	$ 225,000	$ 227,624
		33,789,536
OREGON — 0.7%
City of Portland OR Sewer System Revenue Series A, 5.00%, 3/1/2023	600,000	632,856
Multnomah County School District No 1, General Obligation:
5.00%, 6/15/2023	2,500,000	2,672,276
5.00%, 6/15/2025	2,230,000	2,574,363
Oregon, State General Obligation:
5.00%, 5/1/2026	6,745,000	8,018,881
Series A, 5.00%, 5/1/2024	11,000,000	12,188,098
Series A, 5.00%, 5/1/2025	770,000	886,193
Portland, OR, Sewer System Revenue Series A, 5.00%, 5/1/2023	6,470,000	6,880,507
Salem-Keizer School District No 24J, General Obligation 5.00%, 6/15/2025	705,000	813,868
		34,667,042
PENNSYLVANIA — 1.8%
Commonwealth of Pennsylvania, General Obligation:
5.00%, 5/15/2025	9,245,000	10,628,012
5.00%, 7/15/2025	7,000,000	8,093,872
5.00%, 5/15/2026	10,035,000	11,916,317
Series 2020, 5.00%, 5/1/2025	16,950,000	19,459,178
Series 2020, 5.00%, 5/1/2026	1,500,000	1,779,053
Pennsylvania Turnpike Commission Revenue Series A, 5.00%, 12/1/2023	500,000	543,839
Pennsylvania, State General Obligation:
5.00%, 3/1/2022	850,000	856,541
5.00%, 9/15/2024	1,000,000	1,121,719
5.00%, 1/1/2025	4,000,000	4,537,806
5.00%, 1/1/2024	605,000	660,226
Series 2016, 5.00%, 9/15/2023	615,000	663,692
Series 2018A, 5.00%, 3/1/2024	28,500,000	31,309,045
Series D, 5.00%, 8/15/2022	200,000	205,919
Series REF, 5.00%, 1/15/2024	2,260,000	2,470,145
Pennsylvania, State Higher Educational Facilities Authority Revenue Series AT-1, 5.00%, 6/15/2023	275,000	293,535
See accompanying notes to financial statements.
138

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Port, PN, Authority of Allegheny County Revenue 5.00%, 3/1/2024	$ 1,000,000	$ 1,099,019
		95,637,918
SOUTH CAROLINA — 0.5%
Carolina, State General Obligation:
Series A, 5.00%, 4/1/2023	650,000	688,820
Series A, 5.00%, 4/1/2025	13,690,000	15,713,426
County of Florence SC, General Obligation 5.00%, 6/1/2023	2,000,000	2,133,978
Fort Mill School District No 4, General Obligation Series B, 5.00%, 3/1/2024	1,250,000	1,375,770
Richmond County, Board of Education, General Obligation Series A, 5.00%, 3/1/2026	1,750,000	2,071,756
South Carolina, State General Obligation Series A, 5.00%, 4/1/2024	4,985,000	5,507,400
		27,491,150
TENNESSEE — 0.9%
City of Knoxville, TN,General Obligation 5.00%, 5/1/2025	8,235,000	9,474,703
City of Memphis TN, General Obligation 5.00%, 5/1/2024	5,000,000	5,535,111
Hamilton, TN, General Obligation:
Series A, 5.00%, 4/1/2023	4,350,000	4,610,923
Series A, 5.00%, 4/1/2025	1,880,000	2,157,870
Nashville & Davidson County, TN, Metropolitan Government General Obligation Series C, 5.00%, 1/1/2024	1,000,000	1,092,331
Nashville & Davidson County, TN, Metropolitan Government Revenue:
Series A, 5.00%, 7/1/2025	2,000,000	2,313,972
Series A, 5.00%, 7/1/2026	1,500,000	1,794,207
Series B, 5.00%, 5/15/2023	1,200,000	1,277,261
Series B, 5.00%, 7/1/2023	750,000	802,624
Series B, 5.00%, 7/1/2025	1,000,000	1,156,986
Shelby Country, TN, General Obligation Series B, 5.00%, 4/1/2026	3,855,000	4,570,837
Tennessee, State General Obligation:
Series A, 5.00%, 2/1/2023	4,970,000	5,227,054
Series A, 5.00%, 2/1/2026	3,405,000	4,024,564
		44,038,443
See accompanying notes to financial statements.
139

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
TEXAS — 9.2%
Aldine Independent School District, General Obligation 5.00%, 2/15/2025 (d)	$ 575,000	$ 655,372
Austin Independent School District, General Obligation:
5.00%, 8/1/2025 (d)	475,000	550,434
5.00%, 8/1/2026 (d)	1,250,000	1,495,955
Austin, TX, Electric Utility System Revenue Series A, 5.00%, 11/15/2026	500,000	603,110
Austin, TX, Independent School District, General Obligation:
5.00%, 8/1/2024 (d)	5,910,000	6,608,395
5.00%, 8/1/2025 (d)	3,800,000	4,403,471
Series 2019, 5.00%, 8/1/2023 (d)	660,000	709,322
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2023	3,315,000	3,605,083
Series 2017, 5.00%, 11/15/2022	1,145,000	1,192,700
Bexar County, TX, Hospital District, General Obligation:
5.00%, 2/15/2023	500,000	526,416
5.00%, 2/15/2024	1,325,000	1,455,090
5.00%, 2/15/2025	2,015,000	2,298,670
5.00%, 2/15/2026	8,495,000	10,022,986
Birdville, Independent School District, General Obligation Series A, 5.00%, 2/15/2022 (d)	245,000	246,368
Board of Regents of the University of Texas System Revenue Series H, 5.00%, 8/15/2025	2,300,000	2,672,401
Brazosport Independent School District, General Obligation:
5.00%, 2/15/2023 (d)	530,000	558,124
5.00%, 2/15/2025 (d)	6,500,000	7,402,038
City of Austin TX Water & Wastewater System, Revenue Series A, 5.00%, 11/15/2022	500,000	520,830
City of Austin TX, General Obligation 5.00%, 9/1/2026	9,105,000	10,947,638
City of Conroe, Independent School District, General Obligation:
5.00%, 2/15/2026 (d)	2,475,000	2,916,856
Series A, 5.00%, 2/15/2025 (d)	2,000,000	2,278,885
Series A, 5.00%, 2/15/2026 (d)	2,400,000	2,828,467
City of Fort Worth TX, General Obligation:
5.00%, 3/1/2024	9,390,000	10,317,647
5.00%, 3/1/2025	9,630,000	10,977,447
City of Houston TX, General Obligation Series A, 5.00%, 3/1/2026	3,500,000	4,129,255
See accompanying notes to financial statements.
140

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Collin County, TX, Community College District, General Obligation:
5.00%, 8/15/2023	$ 8,955,000	$ 9,638,430
Series A, 5.00%, 8/15/2024	3,000,000	3,360,390
Series A, 5.00%, 8/15/2025	3,990,000	4,634,474
Series A, 5.00%, 8/15/2026	750,000	899,776
Comal Independent School District, General Obligation:
5.00%, 2/1/2025 (d)	3,225,000	3,670,702
5.00%, 2/1/2026 (d)	3,000,000	3,532,565
Series B, 5.00%, 2/1/2024 (d)	640,000	701,315
County of Harris TX, General Obligation Series A, 5.00%, 10/1/2026	2,390,000	2,873,618
County of Williamson, TX, General Obligation:
4.00%, 2/15/2026	4,250,000	4,845,610
5.00%, 2/15/2024	800,000	878,724
Cypress-Fairbanks Independent School District,General Obligation:
Series A, 5.00%, 2/15/2025 (d)	7,000,000	7,973,762
Series A, 5.00%, 2/15/2026 (d)	9,910,000	11,673,484
Dallas county, TX, General Obligation 5.00%, 8/15/2025	1,615,000	1,873,335
Dallas, TX, Area Rapid Transit Revenue:
5.00%, 12/1/2023	9,000,000	9,801,748
5.00%, 12/1/2025	1,185,000	1,389,270
Dallas, TX, General Obligation:
5.00%, 2/15/2022	250,000	251,396
5.00%, 2/15/2023	3,155,000	3,322,417
5.00%, 2/15/2024	15,100,000	16,565,682
Series A, 5.00%, 2/15/2025	8,125,000	9,244,419
Dallas, TX, Independent School District, General Obligation:
4.00%, 2/15/2026 (d)	4,460,000	5,077,225
Series B, 5.00%, 2/15/2025 (d)	11,945,000	13,618,622
Denton, TX, Independent School District, General Obligation:
Zero Coupon, 8/15/2022 (d)	115,000	114,892
5.00%, 8/15/2025 (d)	1,625,000	1,884,300
El Paso, TX, Water & Sewer Revenue 5.00%, 3/1/2023	250,000	263,901
Fort Bend, TX, Independent School District, General Obligation:
5.00%, 8/15/2024 (d)	2,250,000	2,520,292
5.00%, 8/15/2025 (d)	3,990,000	4,631,355
Series B, 0.72%, 8/1/2051 (b) (d)	3,000,000	2,991,925
Series B, 5.00%, 2/15/2022 (d)	770,000	774,309
See accompanying notes to financial statements.
141

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series E, 5.00%, 2/15/2023 (d)	$ 500,000	$ 526,359
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2022 (d)	120,000	120,666
5.00%, 2/15/2024 (d)	1,815,000	1,991,983
5.00%, 2/15/2025 (d)	1,745,000	1,988,910
Frisco, TX, General Obligation Series 2016, 5.00%, 2/15/2023	500,000	526,763
Frisco, TX, Independent School District, General Obligation 3.00%, 2/15/2026 (d)	6,100,000	6,699,242
Harris County, Toll Road Authority Revenue:
5.00%, 8/15/2025	2,000,000	2,322,263
Series A, 5.00%, 8/15/2023	2,150,000	2,314,448
Series A, 5.00%, 8/15/2026	500,000	599,598
Harris County, TX, Flood Control District Revenue:
Series A, 5.00%, 10/1/2023	2,875,000	3,110,403
Series A, 5.00%, 10/1/2024	3,500,000	3,936,726
Harris County, TX, General Obligation:
Series A, 5.00%, 10/1/2022	1,030,000	1,067,301
Series A, 5.00%, 10/1/2024	5,000,000	5,628,286
Series A, 5.00%, 10/1/2025	10,000,000	11,666,315
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue Series B, 5.00%, 11/1/2023	1,475,000	1,600,680
Hays Consolidated Independent School District, General Obligation Series A, 3.00%, 2/15/2026 (d)	1,055,000	1,157,284
Houston of Harris County, TX, Port Authority General Obligation:
Series A-2, 5.00%, 10/1/2024	2,735,000	3,075,470
Series A-2, 5.00%, 10/1/2025	2,000,000	2,329,212
Houston, TX, General Obligation:
Series A, 5.00%, 3/1/2024	4,225,000	4,645,281
Series C, 5.00%, 3/1/2022	660,000	665,111
Houston, TX, Independent School District Revenue Series B, 5.00%, 11/15/2025	545,000	637,991
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2023 (d)	20,735,000	21,844,868
5.00%, 2/15/2024 (d)	4,165,000	4,575,786
5.00%, 2/15/2025 (d)	4,530,000	5,175,309
Humble, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2024 (d)	1,505,000	1,650,747
Katy, TX, Independent School District, General Obligation:
Series B, 5.00%, 2/15/2024 (d)	2,250,000	2,468,898
See accompanying notes to financial statements.
142

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 2/15/2025 (d)	$ 4,260,000	$ 4,856,872
Series D, 5.00%, 2/15/2024 (d)	5,000,000	5,486,441
Lewisville, TX, Independent School District, General Obligation:
Series A, 5.00%, 8/15/2022 (d)	650,000	669,361
Series A, 5.00%, 8/15/2023 (d)	3,300,000	3,549,619
Lubbock, TX, General Obligation 5.00%, 2/15/2023	1,935,000	2,038,126
McKinney Independent School District, General Obligation 5.00%, 2/15/2024 (d)	4,500,000	4,942,821
Pasadena, TX, Independent School District, General Obligation Series B-REMK 0, 1.50%, 2/15/2044 (b) (d)	5,700,000	5,839,278
Pearland, TX, Independent School District, General Obligation 5.00%, 2/15/2025 (d)	5,830,000	6,637,114
Plano, TX, Independent School District, General Obligation 5.00%, 2/15/2022 (d)	500,000	502,798
Richardson, TX, Independent School District, General Obligation 5.00%, 2/15/2023 (d)	750,000	790,145
Round Rock, TX, Independent School District, General Obligation:
5.00%, 8/1/2024 (d)	6,790,000	7,596,111
Series A, 5.00%, 8/1/2023 (d)	6,500,000	6,984,674
Series A, 5.00%, 8/1/2024 (d)	8,505,000	9,514,716
San Antonio Water System Revenue Series A, 2.00%, 5/15/2025	500,000	524,149
San Antonio, TX, Electric & Gas Revenue:
4.00%, 2/1/2026	1,040,000	1,180,554
5.00%, 2/1/2022	540,000	541,978
5.00%, 2/1/2023	1,830,000	1,923,525
5.00%, 2/1/2024	475,000	520,092
San Antonio, TX, Water System Revenue Series A, 2.63%, 5/1/2049 (b)	33,000,000	34,758,560
Spring Branch Independent School District, General Obligation 5.00%, 2/1/2025 (d)	1,290,000	1,469,557
Tarrant, TX, Regional Water District Revenue 5.00%, 3/1/2022	135,000	136,043
Texas Water Development Board Revenue:
5.00%, 10/15/2023	945,000	1,024,365
5.00%, 8/1/2024	1,500,000	1,677,669
5.00%, 8/1/2025	1,820,000	2,111,140
5.00%, 8/1/2026	1,700,000	2,036,200
Series A, 5.00%, 3/15/2026	1,005,000	1,187,609
See accompanying notes to financial statements.
143

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Texas, State General Obligation:
5.00%, 4/1/2022	$ 50,000	$ 50,589
5.00%, 4/1/2024	1,000,000	1,103,369
5.00%, 10/1/2024	645,000	725,671
Series A, 5.00%, 4/1/2023	500,000	529,733
Series A, 5.00%, 10/1/2023	5,000,000	5,409,396
Series C, 5.00%, 8/1/2022	700,000	719,543
Series REF, 5.00%, 8/1/2023	500,000	537,365
Texas, State Public Finance Authority Revenue:
5.00%, 2/1/2026	1,605,000	1,887,793
Series A, 5.00%, 2/1/2023	1,500,000	1,577,080
Series A, 5.00%, 2/1/2024	1,500,000	1,642,395
Texas, State Transportation Commission, Highway Fund Revenue:
Series 2016-B-REMK, 0.43%, 4/1/2025	660,000	658,820
Series A, 5.00%, 10/1/2023	600,000	649,347
Series A, 5.00%, 10/1/2025	3,935,000	4,589,099
Texas, State University System Revenue Series A, 5.00%, 3/15/2026	1,185,000	1,400,315
Texas, State Water Development Board Revenue:
5.00%, 8/1/2023	3,750,000	4,030,238
5.00%, 8/1/2024	6,070,000	6,788,967
5.00%, 8/1/2025	1,000,000	1,159,967
5.00%, 10/15/2025	2,220,000	2,593,339
5.00%, 4/15/2026	4,280,000	5,079,042
Series B, 5.00%, 10/15/2023	2,000,000	2,167,969
Trinity River, TX, Authority Regional Wastewater System Revenue 5.00%, 8/1/2022	160,000	164,467
Trinity, TX, River Authority Central Regional Wastewater System Revenue 5.00%, 8/1/2025	4,730,000	5,488,473
University of Houston, Revenue Series C, 5.00%, 2/15/2023	1,000,000	1,053,526
University of Texas, Permanent University Fund Revenue:
5.00%, 7/1/2022	200,000	204,791
Series B, 5.00%, 7/1/2023	3,380,000	3,619,266
University of Texas, Revenue:
Series C, 5.00%, 8/15/2022	150,000	154,468
Series D, 5.00%, 8/15/2025	2,675,000	3,108,118
Series E, 5.00%, 8/15/2022	915,000	942,254
Series H, 5.00%, 8/15/2023	1,800,000	1,937,677
See accompanying notes to financial statements.
144

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Wisconsin, TX, State General Obligation 5.00%, 2/15/2025	$ 530,000	$ 604,968
		480,334,360
UTAH — 0.9%
Alpine School District, General Obligation:
2.00%, 3/15/2025	600,000	630,445
5.00%, 3/15/2024	525,000	578,852
Central Utah Water Conservancy District Revenue Series B, 5.00%, 10/1/2024	740,000	832,553
State of Utah, General Obligation:
5.00%, 7/1/2025	10,000,000	11,577,404
5.00%, 7/1/2026	6,715,000	8,041,977
Series B, 5.00%, 7/1/2025	13,565,000	15,714,993
University of Utah, Revenue Series B-1, 5.00%, 8/1/2023	225,000	241,666
Utah, State General Obligation:
5.00%, 7/1/2023	925,000	990,912
5.00%, 7/1/2025	5,275,000	6,111,064
		44,719,866
VIRGINIA — 3.0%
Arlington County, VA, General Obligation Series 2017, 5.00%, 8/15/2024	1,480,000	1,659,443
County of Arlington VA, General Obligation:
5.00%, 8/15/2025	1,850,000	2,152,436
Series A, 5.00%, 8/1/2025	7,770,000	9,027,976
County of Fairfax VA, General Obligation:
Series A, 4.00%, 10/1/2026	5,000,000	5,791,404
Series A, 5.00%, 10/1/2025	1,335,000	1,557,453
County of Loudoun VA, General Obligation:
Series A, 5.00%, 12/1/2024	10,970,000	12,430,410
Series A, 5.00%, 12/1/2025	10,995,000	12,904,316
Series B, 5.00%, 12/1/2023	1,000,000	1,090,290
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2023	5,250,000	5,590,623
Series A, 4.00%, 10/1/2025	2,815,000	3,179,850
Series A, 5.00%, 10/1/2022	215,000	222,737
Series A, 5.00%, 10/1/2023	700,000	757,572
Fairfax County, VA, Water Development Authority, Improvement Revenue 5.00%, 4/1/2022	995,000	1,006,777
See accompanying notes to financial statements.
145

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Loudoun, VA, General Obligation Series A, 5.00%, 12/1/2023	$ 4,675,000	$ 5,097,104
Richmond, VA, General Obligation:
Series B, 5.00%, 7/15/2026	500,000	599,045
Series D, 5.00%, 3/1/2025	840,000	960,667
Richmond, VA, Public Utility Revenue 5.00%, 1/15/2023	175,000	183,687
Virginia College Building Authority Revenue:
5.00%, 2/1/2023	700,000	736,205
5.00%, 2/1/2026	13,955,000	16,450,857
Virginia Commonwealth Transportation Board Revenue 5.00%, 3/15/2023	2,300,000	2,432,318
Virginia Public Building Authority revenue:
Series A, 5.00%, 8/1/2025	10,500,000	12,167,486
Series B, 5.00%, 8/1/2024	8,500,000	9,504,460
Virginia, Commonwealth Transportation Board Revenue 5.00%, 3/15/2025	2,210,000	2,527,984
Virginia, Public Building Authority Revenue Series B, 5.00%, 8/1/2026	1,500,000	1,792,898
Virginia, State Beach Development Authority, Revenue Series B, 5.00%, 8/1/2022	550,000	565,258
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2025	3,725,000	4,244,718
5.00%, 2/1/2026	5,000,000	5,894,251
Series A, 5.00%, 2/1/2022	600,000	602,203
Series A, 5.00%, 9/1/2022	765,000	789,470
Series A, 5.00%, 2/1/2023	5,225,000	5,495,243
Series B, 5.00%, 9/1/2022	440,000	453,956
Series B, 5.00%, 2/1/2023	6,020,000	6,331,361
Series B, 5.00%, 9/1/2024	300,000	336,532
Series D, 5.00%, 2/1/2022	130,000	130,477
Series E, 5.00%, 2/1/2023	5,000,000	5,258,606
Series E, 5.00%, 2/1/2024	4,000,000	4,388,478
Virginia, State Commonwealth Transportation Board Revenue:
5.00%, 9/15/2022	100,000	103,385
5.00%, 9/15/2024	3,745,000	4,205,145
5.00%, 3/15/2025	4,000,000	4,575,537
Series C, 5.00%, 5/15/2023	250,000	266,309
Virginia, State General Obligation:
Series B, 5.00%, 6/1/2022	775,000	790,370
Series B, 5.00%, 6/1/2023	535,000	570,918
See accompanying notes to financial statements.
146

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Virginia, State Public Building Authority Revenue Series B, 5.00%, 8/1/2022	$ 100,000	$ 102,798
Virginia, State Public School Authority Revenue 5.00%, 8/1/2024	1,035,000	1,157,024
Virginia, State Resources Authority Revenue 5.00%, 10/1/2022	260,000	269,356
		156,355,393
WASHINGTON — 3.7%
Central Puget Sound, WA, Regional Transit Authority Revenue Series S-1, 5.00%, 11/1/2022	500,000	520,032
Chelan County Public Utility District No. 1 Revenue:
Series A, 5.00%, 7/1/2024	1,250,000	1,389,558
Series A, 5.00%, 7/1/2025	2,390,000	2,749,922
City of Seattle WA Municipal Light & Power Revenue Series B, 5.00%, 2/1/2024	2,170,000	2,378,848
County of King WA, General Obligation:
Series A, 4.00%, 1/1/2025	2,500,000	2,768,253
Series A, 4.00%, 1/1/2026	8,250,000	9,377,174
Series A, 4.00%, 1/1/2027	7,000,000	8,151,476
Energy Northwest, WA, Electric Revenue:
5.00%, 7/1/2023	8,500,000	9,096,407
Series A, 5.00%, 7/1/2026	2,200,000	2,626,105
King County, WA, School District No. 412, General Obligation:
5.00%, 12/1/2023	7,310,000	7,961,197
Series A, 4.00%, 12/1/2026	3,645,000	4,242,246
Pierce County, School District No 10 Tacoma, General Obligation Series B, 5.00%, 12/1/2025	17,005,000	19,943,534
State of Washington, General Obligation:
5.00%, 8/1/2025	500,000	579,597
Series R-2020C, 5.00%, 7/1/2024	15,000,000	16,714,354
University of Washington, Revenue:
Series C, 5.00%, 4/1/2025	2,000,000	2,290,721
Series C, 5.00%, 4/1/2026	1,000,000	1,185,228
Washington, State General Obligation:
5.00%, 7/1/2022	275,000	281,505
Series 2020A, 5.00%, 8/1/2023	5,255,000	5,647,707
Series 2020C, 5.00%, 2/1/2025	3,000,000	3,416,585
Series A, 5.00%, 8/1/2024	12,630,000	14,119,047
Series A, 5.00%, 8/1/2025	13,275,000	15,388,306
Series B, 5.00%, 7/1/2022	500,000	512,104
Series B, 5.00%, 8/1/2025	540,000	625,965
See accompanying notes to financial statements.
147

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 2/1/2024	$ 11,860,000	$ 12,998,846
Series D, 5.00%, 7/1/2022	575,000	588,601
Series D, 5.00%, 2/1/2023	800,000	841,377
Series D, 5.00%, 2/1/2026	515,000	606,880
Series R-2015-C, 5.00%, 7/1/2022	255,000	261,173
Series R-2017A, 5.00%, 8/1/2022	500,000	514,136
Series R-2017A, 5.00%, 8/1/2025	6,200,000	7,187,005
Series R-2017C, 5.00%, 8/1/2022	500,000	514,136
Series R-2018D, 5.00%, 8/1/2023	1,015,000	1,090,851
Series R-2020A, 5.00%, 1/1/2023	505,000	529,150
Series R-2020A, 5.00%, 1/1/2025	9,960,000	11,308,706
Series R-2020C, 5.00%, 7/1/2022	840,000	860,334
Series R-2020C, 5.00%, 7/1/2023	1,010,000	1,081,654
Series R-2020C, 5.00%, 7/1/2025	10,550,000	12,194,269
Series R-2021B, 5.00%, 1/1/2025	10,000,000	11,354,122
		193,897,111
WEST VIRGINIA — 0.2%
West Virginia, State General Obligation Series A, 5.00%, 12/1/2024	8,430,000	9,544,389
WISCONSIN — 1.6%
City of Milwaukee WI, General Obligation:
Series N3, 5.00%, 4/1/2022	760,000	768,807
Series N-4, 5.00%, 4/1/2025	10,140,000	11,568,120
Madison, WI, General Obligation:
Series A, 2.00%, 10/1/2025	1,000,000	1,027,402
Series A, 4.00%, 10/1/2023	125,000	133,110
Milwaukee, WI, General Obligation:
Series N2, 4.00%, 3/15/2023	415,000	433,453
Series N3, 5.00%, 4/1/2024	1,665,000	1,832,769
Series N4, 5.00%, 4/1/2022	110,000	111,275
State of Wisconsin, General Obligation:
Series 2021-2, 5.00%, 5/1/2025	4,240,000	4,875,253
Series B, 5.00%, 5/1/2030	1,555,000	1,653,232
Wisconsin, State Revenue:
Series A, 5.00%, 5/1/2023	8,500,000	9,038,132
Series A, 5.00%, 5/1/2024	6,000,000	6,634,744
Wisconsin, State Department of Transportation Revenue:
Series 1, 5.00%, 7/1/2026	2,615,000	3,125,332
Series 2, 5.00%, 7/1/2022	65,000	66,554
Series 2, 5.00%, 7/1/2026	1,000,000	1,195,156
See accompanying notes to financial statements.
148

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Wisconsin, State Environmental Improvement Fund Revenue Series A, 5.00%, 6/1/2024	$ 730,000	$ 811,157
Wisconsin, State General Obligation:
Series 1, 5.00%, 11/1/2023	2,500,000	2,714,937
Series 1, 5.00%, 11/1/2024	5,000,000	5,644,705
Series 2, 5.00%, 11/1/2022	4,400,000	4,575,536
Series 2, 5.00%, 11/1/2023	13,745,000	14,924,859
Series 2, 5.00%, 11/1/2026	2,770,000	3,341,798
Series A, 5.00%, 5/1/2022	125,000	126,979
Series A, 5.00%, 5/1/2023	185,000	187,935
Series A, 5.00%, 5/1/2024	505,000	559,171
Series A, 5.00%, 5/1/2025	3,850,000	4,426,823
Series A, 5.00%, 5/1/2026	3,060,000	3,514,079
Series B, 5.00%, 5/1/2025	2,000,000	2,299,648
		85,590,966
TOTAL MUNICIPAL BONDS & NOTES (Cost $5,117,017,891)		5,141,406,736
	Shares
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (e) (f) (Cost $19,772,510)	19,772,510	19,772,510
TOTAL INVESTMENTS — 99.0% (Cost $5,136,790,401)		5,161,179,246
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		53,827,286
NET ASSETS — 100.0%		$ 5,215,006,532
(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	When-issued security.
(d)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	4.0%
Assured Guaranty Municipal Corp.	0.0%

See accompanying notes to financial statements.
149

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2021.
ETM	Escrowed to Maturity
VRN	Variable Rate Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$5,141,406,736	$—	$5,141,406,736
Short-Term Investment	19,772,510	—	—	19,772,510
TOTAL INVESTMENTS	$19,772,510	$5,141,406,736	$—	$5,161,179,246
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	44,558,201	$44,558,201	$757,586,358	$782,372,049	$—	$—	19,772,510	$19,772,510	$3,648
See accompanying notes to financial statements.
150

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2021 (Unaudited)

	SPDR Nuveen Bloomberg Municipal Bond ETF	SPDR Nuveen Bloomberg Short Term Municipal Bond ETF
ASSETS
Investments in unaffiliated issuers, at value	$4,207,046,958	$5,141,406,736
Investments in affiliated issuers, at value	3,577,973	19,772,510
Total Investments	4,210,624,931	5,161,179,246
Dividends receivable — affiliated issuers	272	—
Interest receivable — unaffiliated issuers	46,013,326	63,514,926
Receivable from Adviser	1,370	—
TOTAL ASSETS	4,256,639,899	5,224,694,172
LIABILITIES
Payable for investments purchased	10,752,380	8,805,947
Advisory fee payable	817,943	876,109
Trustees’ fees and expenses payable	4,312	5,584
TOTAL LIABILITIES	11,574,635	9,687,640
NET ASSETS	$4,245,065,264	$5,215,006,532
NET ASSETS CONSIST OF:
Paid-in Capital	$4,095,214,766	$5,191,216,038
Total distributable earnings (loss)	149,850,498	23,790,494
NET ASSETS	$4,245,065,264	$5,215,006,532
NET ASSET VALUE PER SHARE
Net asset value per share	$ 51.74	$ 49.17
Shares outstanding (unlimited amount authorized, $0.01 par value)	82,051,036	106,051,082
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$4,054,189,386	$ 5,117,017,891
Investments in affiliated issuers	3,577,973	19,772,510
Total cost of investments	$4,057,767,359	$5,136,790,401
See accompanying notes to financial statements.
151

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2021 (Unaudited)

	SPDR Nuveen Bloomberg Municipal Bond ETF	SPDR Nuveen Bloomberg Short Term Municipal Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 36,238,440	$ 21,429,479
Dividend income — affiliated issuers	1,500	3,648
TOTAL INVESTMENT INCOME (LOSS)	36,239,940	21,433,127
EXPENSES
Advisory fee	4,548,792	5,058,601
Trustees’ fees and expenses	20,377	26,734
Miscellaneous expenses	47	61
TOTAL EXPENSES	4,569,216	5,085,396
NET INVESTMENT INCOME (LOSS)	$ 31,670,724	$ 16,347,731
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,262,460	8,280,224
In-kind redemptions — unaffiliated issuers	19,086,711	411,301
Net realized gain (loss)	21,349,171	8,691,525
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(39,248,285)	(35,699,402)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(17,899,114)	(27,007,877)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 13,771,610	$(10,660,146)
See accompanying notes to financial statements.
152

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Nuveen Bloomberg Municipal Bond ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 31,670,724	$ 62,930,628
Net realized gain (loss)	21,349,171	33,403,374
Net change in unrealized appreciation/depreciation	(39,248,285)	(6,816,425)
Net increase (decrease) in net assets resulting from operations	13,771,610	89,517,577
Net equalization credits and charges	270,415	203,964
Distributions to shareholders	(37,355,477)	(67,372,641)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	978,559,172	1,005,230,069
Cost of shares redeemed	(442,008,169)	(657,241,480)
Net income equalization	(270,415)	(203,964)
Other Capital	16,269	65,341
Net increase (decrease) in net assets from beneficial interest transactions	536,296,857	347,849,966
Net increase (decrease) in net assets during the period	512,983,405	370,198,866
Net assets at beginning of period	3,732,081,859	3,361,882,993
NET ASSETS AT END OF PERIOD	$4,245,065,264	$3,732,081,859
SHARES OF BENEFICIAL INTEREST:
Shares sold	18,900,000	19,300,000
Shares redeemed	(8,500,000)	(12,600,000)
Net increase (decrease) from share transactions	10,400,000	6,700,000
See accompanying notes to financial statements.
153

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Nuveen Bloomberg Short Term Municipal Bond ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 16,347,731	$ 42,296,547
Net realized gain (loss)	8,691,525	16,242,613
Net change in unrealized appreciation/depreciation	(35,699,402)	(40,104,073)
Net increase (decrease) in net assets resulting from operations	(10,660,146)	18,435,087
Net equalization credits and charges	105,162	308,646
Distributions to shareholders	(24,846,774)	(46,698,983)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	494,110,542	984,291,179
Cost of shares redeemed	(59,268,475)	(153,699,355)
Net income equalization	(105,162)	(308,646)
Other Capital	149,063	326,294
Net increase (decrease) in net assets from beneficial interest transactions	434,885,968	830,609,472
Net increase (decrease) in net assets during the period	399,484,210	802,654,222
Net assets at beginning of period	4,815,522,322	4,012,868,100
NET ASSETS AT END OF PERIOD	$5,215,006,532	$4,815,522,322
SHARES OF BENEFICIAL INTEREST:
Shares sold	10,000,000	19,800,000
Shares redeemed	(1,200,000)	(3,100,000)
Net increase (decrease) from share transactions	8,800,000	16,700,000
See accompanying notes to financial statements.
154

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Municipal Bond ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 52.09	$ 51.76	$ 50.24	$ 48.11	$ 48.77	$ 50.59
Income (loss) from investment operations:
Net investment income (loss) (a)	0.42	0.96	1.06	1.10	1.06	1.05
Net realized and unrealized gain (loss) (b)	(0.28)	0.33	1.51	2.13	(0.67)	(1.75)
Total from investment operations	0.14	1.29	2.57	3.23	0.39	(0.70)
Net equalization credits and charges (a)	0.00(c)	0.00(c)	0.01	0.00(c)	0.01	0.01
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.49)	(0.96)	(1.06)	(1.10)	(1.06)	(1.04)
Net realized gains	—	—	—	—	—	(0.09)
Total distributions	(0.49)	(0.96)	(1.06)	(1.10)	(1.06)	(1.13)
Net asset value, end of period	$ 51.74	$ 52.09	$ 51.76	$ 50.24	$ 48.11	$ 48.77
Total return (d)	0.28%	2.64%	5.20%	6.82%	0.81%	(1.34)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,245,065	$3,732,082	$3,361,883	$2,926,367	$2,696,593	$2,411,847
Ratios to average net assets:
Total expenses	0.23%(e)	0.28%	0.30%	0.30%	0.30%	0.30%
Net expenses	0.23%(e)	0.23%	0.23%	0.23%	0.23%	0.23%
Net investment income (loss)	1.60%(e)	1.84%	2.08%	2.27%	2.19%	2.15%
Portfolio turnover rate (f)	2%(g)	9%	15%	22%	20%	23%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
155

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Short Term Municipal Bond ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 49.52	$ 49.82	$ 48.93	$ 47.98	$ 48.54	$ 49.07
Income (loss) from investment operations:
Net investment income (loss) (a)	0.16	0.48	0.66	0.65	0.54	0.49
Net realized and unrealized gain (loss) (b)	0.04	(0.25)	0.90	0.94	(0.57)	(0.52)
Total from investment operations	0.20	0.23	1.56	1.59	(0.03)	(0.03)
Net equalization credits and charges (a)	0.00(c)	0.00(c)	0.00(c)	(0.00)(c)	0.00(c)	0.00(c)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.55)	(0.49)	(0.67)	(0.64)	(0.53)	(0.48)
Net realized gains	—	(0.04)	—	—	—	(0.02)
Total distributions	(0.55)	(0.53)	(0.67)	(0.64)	(0.53)	(0.50)
Net asset value, end of period	$ 49.17	$ 49.52	$ 49.82	$ 48.93	$ 47.98	$ 48.54
Total return (d)	(0.20)%	0.47%	3.21%	3.34%	(0.06)%	(0.04)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,215,007	$4,815,522	$4,012,868	$3,613,514	$3,654,095	$3,458,648
Ratios to average net assets:
Total expenses	0.20%(e)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	0.65%(e)	0.96%	1.34%	1.36%	1.11%	1.01%
Portfolio turnover rate (f)	17%(g)	20%	23%	35%	27%	32%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
156

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2021 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Nuveen Bloomberg Municipal Bond ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good
157

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•   Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks Various inputs are used in determining the value of the Funds investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
158

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2021, is disclosed in each Fund’s respective Summary Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, received in the form of stock, if any, are recorded as dividend income at fair value. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized for financial reporting purposes. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
159

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Nuveen Bloomberg Municipal Bond ETF	0.23%
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	0.20
Effective March 24, 2021, the Adviser agreed to reduce the SPDR Nuveen Bloomberg Municipal Bond ETF Management fee from 0.30% to 0.23% of the Fund’s average daily net assets. In connection with this Management fee reduction, the Board approved the termination of the existing contractual fee waiver, whereby the Adviser agreed to limit the Fund’s total annual operating expenses to 0.23% of the Fund’s average daily net assets. The contractual fee waiver did not provide for the recoupment by the Adviser of any fees the Adviser previously waived. For the period ended December 31, 2021, fees waived by the Adviser amounted to $4,548,792 for the SPDR Nuveen Bloomberg Municipal Bond ETF.
160

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2022. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2022 except with the approval of the Funds’ Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
Nuveen Asset Management receives fees from the Adviser for its services as the sub-adviser to the Funds.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2021 are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
161

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2021, were as follows:
	Purchases	Sales
SPDR Nuveen Bloomberg Municipal Bond ETF	$ 110,103,377	$ 70,487,554
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	1,217,017,347	866,748,811
For the period ended December 31, 2021, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Nuveen Bloomberg Municipal Bond ETF	$975,195,278	$447,227,358	$19,086,711
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	202,149,511	59,695,280	411,301
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
162

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2021,SSGA FM has analyzed each Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Nuveen Bloomberg Municipal Bond ETF	$4,057,352,140	$159,617,217	$ 6,344,426	$153,272,791
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	5,137,127,961	37,985,346	13,934,061	24,051,285
8.    Line of Credit
The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Funds had no outstanding loans as of December 31, 2021.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating . A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
Prior to October 7, 2021, the Funds had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
163

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
164

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

10.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
165

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
166

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

	SPDR Nuveen Bloomberg Municipal Bond ETF	SPDR Nuveen Bloomberg Short Term Municipal Bond ETF
Annualized Expense Ratio	0.23%	0.20%
Actual:
Ending Account Value	$1,002.80	$1,002.00
Expenses Paid During Period(a)	1.16	1.01
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.00	1,024.20
Expenses Paid During Period(a)	1.17	1.02
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
167

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period September 2020 through June 2021, including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
168

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
169

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SPDR Series Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, has been licensed for use in connection with the listing and trading of the SPDR Bloomberg ETFs.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
SSGA Funds Management Inc. has retained Nuveen Asset Management as the sub-adviser for the SPDR Nuveen Bloomberg Municipal Bond ETF and SPDR Nuveen Bloomberg Short Term Municipal Bond ETF.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2022 State Street Corporation - All Rights Reserved
SPDRMUNISAR

Semi-Annual Report
December 31, 2021
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg SASB Corporate Bond ESG Select ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Portfolio Statistics (Unaudited)	1
Schedule of Investments (Unaudited)	2
Financial Statements (Unaudited)	10
Financial Highlights (Unaudited)	13
Notes to Financial Statements (Unaudited)	14
Other Information (Unaudited)	19
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR Bloomberg SASB Corporate Bond ESG Select ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
Bank of America Corp. 1.66% 3/11/2027	1.5%
Cisco Systems, Inc. 5.90% 2/15/2039	1.2
Deutsche Telekom International Finance B.V. 8.75% 6/15/2030	1.0
AT&T, Inc. 6.55% 2/15/2039	0.9
Lloyds Banking Group PLC 2.44% 2/5/2026	0.9
TOTAL	5.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2021

% of Net Assets
Corporate Bonds & Notes	99.0%
Other Assets in Excess of Liabilities	1.0
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR SERIES TRUST
SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.0%
AIRLINES — 0.0% (a)
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	$ 1,871	$ 1,856
United Airlines Pass Through Trust Series A, Class A, 4.00%, 10/11/2027	10,923	11,431
		13,287
APPAREL — 1.1%
NIKE, Inc.:
2.75%, 3/27/2027	75,000	79,458
2.85%, 3/27/2030	10,000	10,627
3.25%, 3/27/2040	50,000	54,433
3.38%, 3/27/2050	50,000	56,588
3.63%, 5/1/2043	75,000	85,581
PVH Corp. 4.63%, 7/10/2025	25,000	27,259
		313,946
AUTO MANUFACTURERS — 1.8%
American Honda Finance Corp. Series MTN, 0.55%, 7/12/2024	50,000	49,304
General Motors Co.:
5.95%, 4/1/2049	75,000	102,568
6.13%, 10/1/2025	50,000	57,488
General Motors Financial Co., Inc.:
4.00%, 10/6/2026	50,000	54,085
4.25%, 5/15/2023	50,000	52,055
5.10%, 1/17/2024	75,000	80,423
Toyota Motor Credit Corp. Series MTN, 2.90%, 4/17/2024	125,000	129,981
		525,904
BANKS — 22.1%
Banco Bilbao Vizcaya Argentaria SA 0.88%, 9/18/2023	25,000	24,898
Banco Santander SA:
2.71%, 6/27/2024	50,000	51,728
4.38%, 4/12/2028	35,000	39,197
Bank of America Corp.:
SOFR + 1.32%, 2.69%, 4/22/2032 (b)	150,000	152,362
SOFR + 1.58%, 3.31%, 4/22/2042 (b)	100,000	105,087
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (b)	50,000	60,094
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (b)	450,000	446,845
Security Description	Principal Amount	Value
Bank of Montreal:
USD 5 Year Swap Rate + 1.43%, 3.80%, 12/15/2032 (b)	$ 75,000	$ 80,311
Series E, 3.30%, 2/5/2024	50,000	52,288
Series MTN, 1.85%, 5/1/2025	175,000	177,730
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (b)	150,000	145,578
Bank of New York Mellon Corp.:
Series MTN, 1.60%, 4/24/2025	50,000	50,376
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (b)	75,000	75,527
Bank of Nova Scotia:
0.65%, 7/31/2024	50,000	49,319
4.50%, 12/16/2025	100,000	110,066
Barclays PLC SOFR + 2.71%, 2.85%, 5/7/2026 (b)	200,000	206,164
BNP Paribas SA Series MTN, 3.25%, 3/3/2023	125,000	128,694
Canadian Imperial Bank of Commerce 3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (b)	75,000	75,775
Citigroup, Inc.:
4.13%, 7/25/2028	100,000	109,914
4.65%, 7/23/2048	50,000	64,415
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (b)	100,000	107,856
SOFR + 1.38%, 2.90%, 11/3/2042 (b)	25,000	24,709
SOFR + 2.84%, 3.11%, 4/8/2026 (b)	50,000	52,422
SOFR + 3.91%, 4.41%, 3/31/2031 (b)	75,000	85,696
SOFR + 4.55%, 5.32%, 3/26/2041 (b)	25,000	32,928
Deutsche Bank AG 4.10%, 1/13/2026	50,000	53,767
Fifth Third Bancorp SOFR + 0.69%, 1.71%, 11/1/2027 (b)	50,000	49,447
Goldman Sachs Group, Inc.:
3.80%, 3/15/2030	25,000	27,495
3.85%, 1/26/2027	100,000	107,666
6.25%, 2/1/2041	50,000	72,626
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (b)	50,000	59,631
SOFR + 0.49%, 0.93%, 10/21/2024 (b)	100,000	99,574
SOFR + 1.26%, 2.65%, 10/21/2032 (b)	75,000	75,497
Series MTN, 3.85%, 7/8/2024	75,000	79,325
JPMorgan Chase & Co.:
2.97%, 1/15/2023	150,000	153,574

See accompanying notes to financial statements.
2

SPDR SERIES TRUST
SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 12/15/2026	$ 50,000	$ 55,154
4.85%, 2/1/2044	37,000	48,457
5.63%, 8/16/2043	125,000	173,839
6.40%, 5/15/2038	100,000	145,608
7.63%, 10/15/2026	50,000	62,954
8.75%, 9/1/2030	75,000	112,657
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (b)	25,000	27,084
SOFR + 1.46%, 3.16%, 4/22/2042 (b)	50,000	52,063
SOFR + 1.58%, 3.33%, 4/22/2052 (b)	25,000	26,955
SOFR + 1.59%, 2.01%, 3/13/2026 (b)	175,000	177,170
SOFR + 1.89%, 2.18%, 6/1/2028 (b)	100,000	100,681
SOFR + 2.44%, 3.11%, 4/22/2051 (b)	125,000	128,975
Lloyds Banking Group PLC:
4.05%, 8/16/2023	50,000	52,371
4.34%, 1/9/2048	175,000	204,865
4.38%, 3/22/2028	50,000	56,222
1 year CMT + 1.00%, 2.44%, 2/5/2026 (b)	250,000	255,272
1 year CMT + 1.10%, 1.33%, 6/15/2023 (b)	100,000	100,178
Morgan Stanley:
4.38%, 1/22/2047	50,000	62,705
4.88%, 11/1/2022	150,000	155,103
7.25%, 4/1/2032	50,000	71,715
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (b)	50,000	53,935
SOFR + 0.88%, 1.59%, 5/4/2027 (b)	50,000	49,488
SOFR + 1.36%, 2.48%, 9/16/2036 (b)	100,000	96,257
SOFR + 1.49%, 3.22%, 4/22/2042 (b)	25,000	26,220
SOFR + 1.99%, 2.19%, 4/28/2026 (b)	125,000	127,444
Series F, 3.88%, 4/29/2024	50,000	53,049
Series GMTN, 4.35%, 9/8/2026	50,000	55,381
National Bank of Canada Series MTN, 2.10%, 2/1/2023	25,000	25,333
Natwest Group PLC 3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (b)	200,000	211,814
Royal Bank of Canada Series MTN, 1.15%, 6/10/2025	100,000	99,123
Toronto-Dominion Bank:
USD 5 Year swap Rate + 2.21%, 3.63%, 9/15/2031 (b)	125,000	134,265
Series MTN, 2.65%, 6/12/2024	50,000	51,855
Security Description	Principal Amount	Value
Westpac Banking Corp.:
3.40%, 1/25/2028	$ 50,000	$ 54,445
4.42%, 7/24/2039	25,000	29,319
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (b)	100,000	108,188
		6,534,725
BEVERAGES — 5.0%
Anheuser-Busch InBev Finance, Inc. 3.65%, 2/1/2026	50,000	53,866
Anheuser-Busch InBev Worldwide, Inc.:
4.35%, 6/1/2040	50,000	58,802
5.45%, 1/23/2039	15,000	19,670
5.80%, 1/23/2059	100,000	144,765
8.20%, 1/15/2039	150,000	243,997
Coca-Cola Co. 2.90%, 5/25/2027	100,000	106,720
Diageo Capital PLC:
2.00%, 4/29/2030	50,000	49,395
3.88%, 5/18/2028	200,000	223,652
3.88%, 4/29/2043	25,000	29,357
Diageo Captial PLC 2.38%, 10/24/2029	75,000	76,591
Diageo Investment Corp.:
2.88%, 5/11/2022	150,000	151,285
4.25%, 5/11/2042	75,000	91,688
7.45%, 4/15/2035	15,000	22,974
Keurig Dr Pepper, Inc.:
2.25%, 3/15/2031	25,000	24,689
3.35%, 3/15/2051	25,000	26,022
PepsiCo, Inc.:
1.63%, 5/1/2030	5,000	4,869
2.63%, 10/21/2041	50,000	50,525
3.45%, 10/6/2046	25,000	28,235
7.00%, 3/1/2029	50,000	68,126
		1,475,228
BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
2.30%, 2/25/2031	16,000	16,070
2.77%, 9/1/2053	50,000	46,860
3.13%, 5/1/2025	72,000	75,799
3.15%, 2/21/2040	50,000	51,168
Baxalta, Inc. 5.25%, 6/23/2045	50,000	66,486
Biogen, Inc. 3.63%, 9/15/2022	4,000	4,082
		260,465
BUILDING MATERIALS — 1.1%
Carrier Global Corp.:
2.24%, 2/15/2025	25,000	25,613
3.38%, 4/5/2040	25,000	26,077

See accompanying notes to financial statements.
3

SPDR SERIES TRUST
SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Johnson Controls International PLC 4.95%, 7/2/2064 (b) (c)	$ 50,000	$ 64,982
Owens Corning:
3.95%, 8/15/2029	100,000	109,458
4.30%, 7/15/2047	75,000	86,185
		312,315
CHEMICALS — 0.4%
Air Products & Chemicals, Inc. 2.05%, 5/15/2030	25,000	25,152
Dow Chemical Co.:
2.10%, 11/15/2030	25,000	24,591
3.60%, 11/15/2050	25,000	27,107
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	25,000	29,328
Praxair, Inc. 1.10%, 8/10/2030	25,000	23,344
		129,522
COMMERCIAL SERVICES — 1.1%
Moody's Corp. 4.25%, 2/1/2029	50,000	56,533
RELX Capital, Inc. 3.00%, 5/22/2030	50,000	52,515
S&P Global, Inc.:
1.25%, 8/15/2030	100,000	93,447
2.30%, 8/15/2060	100,000	86,798
2.50%, 12/1/2029	25,000	25,854
Verisk Analytics, Inc. 4.13%, 9/12/2022	25,000	25,578
		340,725
COMPUTERS — 6.4%
Apple, Inc.:
0.55%, 8/20/2025	50,000	48,803
0.75%, 5/11/2023	100,000	100,363
2.38%, 2/8/2041	125,000	121,277
2.55%, 8/20/2060	50,000	47,072
2.65%, 2/8/2051	50,000	49,122
2.80%, 2/8/2061	125,000	123,555
2.85%, 5/11/2024	50,000	52,111
2.90%, 9/12/2027	50,000	53,293
3.20%, 5/11/2027	100,000	107,886
3.35%, 2/9/2027	50,000	54,339
4.50%, 2/23/2036	25,000	31,375
4.65%, 2/23/2046	175,000	229,896
Dell International LLC/EMC Corp.:
5.30%, 10/1/2029	50,000	58,734
8.35%, 7/15/2046	7,000	11,723
Hewlett Packard Enterprise Co. 4.40%, 10/15/2022	75,000	76,708
HP, Inc.:
1.45%, 6/17/2026 (d)	50,000	49,199
2.65%, 6/17/2031 (d)	100,000	98,730
Security Description	Principal Amount	Value
3.00%, 6/17/2027	$ 125,000	$ 131,550
3.40%, 6/17/2030	50,000	52,815
6.00%, 9/15/2041	100,000	133,209
International Business Machines Corp.:
2.85%, 5/15/2040	100,000	98,434
3.30%, 1/27/2027	50,000	53,658
3.63%, 2/12/2024	100,000	105,383
4.25%, 5/15/2049	15,000	18,193
		1,907,428
COSMETICS/PERSONAL CARE — 2.0%
Procter & Gamble Co. 2.85%, 8/11/2027	50,000	53,444
Unilever Capital Corp.:
0.38%, 9/14/2023	100,000	99,362
2.13%, 9/6/2029	175,000	176,503
2.60%, 5/5/2024	150,000	155,164
3.50%, 3/22/2028	100,000	109,432
		593,905
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc. 1.85%, 2/15/2025	25,000	25,438
DIVERSIFIED FINANCIAL SERVICES — 1.2%
American Express Co. 3.40%, 2/22/2024	50,000	52,368
BlackRock, Inc. 3.38%, 6/1/2022	50,000	50,626
Mastercard, Inc. 3.50%, 2/26/2028	75,000	82,145
Nasdaq, Inc. 4.25%, 6/1/2024	25,000	26,594
Visa, Inc.:
1.90%, 4/15/2027	50,000	50,816
2.75%, 9/15/2027	50,000	52,878
4.30%, 12/14/2045	25,000	31,465
		346,892
ELECTRIC — 5.5%
American Electric Power Co., Inc. 3.25%, 3/1/2050	50,000	49,620
Baltimore Gas & Electric Co. 4.25%, 9/15/2048	50,000	60,749
Commonwealth Edison Co.:
2.20%, 3/1/2030	8,000	8,018
6.45%, 1/15/2038	25,000	36,366
Series 131, 2.75%, 9/1/2051	25,000	24,403
Dominion Energy, Inc. 7.00%, 6/15/2038	25,000	36,196
DTE Electric Co.:
Series B, 3.25%, 4/1/2051	25,000	26,985
Series C, 2.63%, 3/1/2031	25,000	25,813
Duke Energy Corp.:
3.75%, 4/15/2024	50,000	52,540
3.75%, 9/1/2046	100,000	107,145

See accompanying notes to financial statements.
4

SPDR SERIES TRUST
SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Enel Chile SA 4.88%, 6/12/2028	$ 75,000	$ 82,682
Eversource Energy Series O, 4.25%, 4/1/2029	50,000	55,825
Exelon Corp.:
3.40%, 4/15/2026	25,000	26,660
5.10%, 6/15/2045	25,000	32,373
Indiana Michigan Power Co. 6.05%, 3/15/2037	25,000	33,939
ITC Holdings Corp. 3.35%, 11/15/2027	25,000	26,527
Northern States Power Co. 2.60%, 5/15/2023	50,000	50,747
NSTAR Electric Co. 3.20%, 5/15/2027	25,000	26,714
Ohio Power Co. 4.00%, 6/1/2049	25,000	28,784
Oncor Electric Delivery Co. LLC:
3.70%, 5/15/2050	25,000	28,793
5.30%, 6/1/2042	25,000	33,504
5.75%, 3/15/2029	25,000	30,645
Public Service Co. of Colorado:
4.10%, 6/15/2048	75,000	89,458
4.30%, 3/15/2044	25,000	30,038
6.50%, 8/1/2038	50,000	75,239
Public Service Electric & Gas Co.:
Series MTN, 2.70%, 5/1/2050	25,000	24,248
Series MTN, 3.65%, 9/1/2028	50,000	54,989
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	25,000	23,199
San Diego Gas & Electric Co. Series UUU, 3.32%, 4/15/2050	50,000	52,937
Sempra Energy:
3.40%, 2/1/2028	50,000	53,272
4.00%, 2/1/2048	75,000	83,856
South Carolina Electric & Gas Co. 5.45%, 2/1/2041	25,000	33,811
Virginia Electric & Power Co.:
2.95%, 11/15/2051	25,000	25,315
8.88%, 11/15/2038	25,000	44,112
Wisconsin Power & Light Co. 3.65%, 4/1/2050	50,000	56,903
Wisconsin Public Service Corp. 4.75%, 11/1/2044	50,000	63,935
Xcel Energy, Inc. 3.40%, 6/1/2030	25,000	26,916
		1,623,256
ELECTRONICS — 0.3%
Flex, Ltd. 5.00%, 2/15/2023	50,000	52,147
Security Description	Principal Amount	Value
Keysight Technologies, Inc. 4.60%, 4/6/2027	$ 25,000	$ 28,208
		80,355
FOOD — 2.0%
Campbell Soup Co.:
2.50%, 8/2/2022	75,000	75,844
3.95%, 3/15/2025	25,000	26,756
4.15%, 3/15/2028	100,000	111,053
4.80%, 3/15/2048	50,000	62,507
Conagra Brands, Inc. 5.30%, 11/1/2038	50,000	63,219
General Mills, Inc.:
3.00%, 2/1/2051	75,000	75,120
3.20%, 2/10/2027	25,000	26,586
Kellogg Co. 3.25%, 4/1/2026	50,000	53,043
Kroger Co. 1.70%, 1/15/2031	25,000	23,747
Mondelez International, Inc.:
1.50%, 5/4/2025	50,000	50,101
3.63%, 2/13/2026	25,000	26,931
		594,907
FOREST PRODUCTS & PAPER — 0.1%
International Paper Co. 4.35%, 8/15/2048	14,000	17,207
GAS — 0.3%
NiSource, Inc. 2.95%, 9/1/2029	26,000	26,870
Piedmont Natural Gas Co., Inc. 2.50%, 3/15/2031	50,000	49,897
Southern California Gas Co. 3.15%, 9/15/2024	25,000	26,155
		102,922
HAND & MACHINE TOOLS — 0.2%
Stanley Black & Decker, Inc. 3.40%, 3/1/2026	50,000	53,316
HEALTH CARE PRODUCTS — 1.3%
Abbott Laboratories:
4.75%, 11/30/2036	50,000	63,834
4.90%, 11/30/2046	25,000	34,314
Baxter International, Inc.:
1.92%, 2/1/2027 (d)	50,000	50,196
3.13%, 12/1/2051 (d)	25,000	25,790
3.50%, 8/15/2046	25,000	27,218
3.95%, 4/1/2030	25,000	27,899
Boston Scientific Corp.:
2.65%, 6/1/2030	50,000	50,937
4.70%, 3/1/2049	3,000	3,810
Koninklijke Philips NV 6.88%, 3/11/2038	25,000	36,484
Medtronic, Inc.:
3.50%, 3/15/2025	25,000	26,641

See accompanying notes to financial statements.
5

SPDR SERIES TRUST
SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 3/15/2045	$ 25,000	$ 32,794
		379,917
HOUSEHOLD PRODUCTS & WARES — 0.4%
Kimberly-Clark Corp.:
3.20%, 4/25/2029	50,000	53,944
5.30%, 3/1/2041	50,000	68,055
		121,999
INSURANCE — 1.9%
Aegon NV 6 Month USD LIBOR + 3.54%, 5.50%, 4/11/2048 (b)	50,000	57,329
AXA SA 8.60%, 12/15/2030	75,000	108,658
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029	75,000	77,744
4.30%, 4/15/2043	50,000	58,573
MetLife, Inc. 4.55%, 3/23/2030	75,000	88,715
Prudential Financial, Inc.:
Series MTN, 2.10%, 3/10/2030	50,000	50,238
Series MTN, 3.70%, 3/13/2051	25,000	28,434
Travelers Cos., Inc. 3.05%, 6/8/2051	25,000	26,240
XLIT, Ltd. 5.50%, 3/31/2045	50,000	68,570
		564,501
INTERNET — 1.3%
Alphabet, Inc.:
0.80%, 8/15/2027	25,000	24,101
1.90%, 8/15/2040	25,000	22,786
Amazon.com, Inc.:
0.45%, 5/12/2024	50,000	49,501
2.40%, 2/22/2023	4,000	4,076
2.50%, 6/3/2050	50,000	47,587
2.88%, 5/12/2041	50,000	51,641
3.88%, 8/22/2037	50,000	58,735
4.05%, 8/22/2047	3,000	3,652
4.25%, 8/22/2057	3,000	3,848
eBay, Inc.:
1.90%, 3/11/2025	50,000	50,593
3.65%, 5/10/2051	75,000	81,559
		398,079
MACHINERY, CONSTRUCTION & MINING — 0.4%
Caterpillar Financial Services Corp. Series MTN, 3.30%, 6/9/2024	50,000	52,648
Caterpillar, Inc. 4.30%, 5/15/2044	50,000	63,145
		115,793
Security Description	Principal Amount	Value
MACHINERY-DIVERSIFIED — 1.1%
CNH Industrial Capital LLC 4.20%, 1/15/2024	$ 150,000	$ 158,527
Deere & Co. 3.75%, 4/15/2050	25,000	29,994
John Deere Capital Corp.:
1.45%, 1/15/2031	25,000	23,797
Series MTN, 0.45%, 1/17/2024	25,000	24,751
Xylem, Inc.:
3.25%, 11/1/2026	50,000	53,557
4.38%, 11/1/2046	25,000	29,920
		320,546
MEDIA — 0.3%
Thomson Reuters Corp. 4.30%, 11/23/2023	75,000	78,885
MINING — 2.7%
Barrick Gold Corp. 6.45%, 10/15/2035	15,000	20,399
BHP Billiton Finance USA, Ltd. 2.88%, 2/24/2022	5,000	5,018
Newmont Corp. 6.25%, 10/1/2039	125,000	175,068
Rio Tinto Alcan, Inc. 5.75%, 6/1/2035	50,000	67,665
Rio Tinto Finance USA PLC 4.75%, 3/22/2042	175,000	224,297
Rio Tinto Finance USA, Ltd. 7.13%, 7/15/2028	50,000	65,289
Teck Resources, Ltd.:
3.90%, 7/15/2030	50,000	53,798
5.20%, 3/1/2042	150,000	177,538
		789,072
MISCELLANEOUS MANUFACTURER — 0.2%
3M Co.:
Series MTN, 3.63%, 10/15/2047	25,000	28,572
Series MTN, 3.88%, 6/15/2044	25,000	29,175
		57,747
OFFICE FURNISHINGS — 0.2%
Steelcase, Inc. 5.13%, 1/18/2029	50,000	56,727
OIL & GAS — 1.8%
BP Capital Markets America, Inc.:
3.06%, 6/17/2041	50,000	50,561
3.63%, 4/6/2030	25,000	27,572
Cenovus Energy, Inc. 4.25%, 4/15/2027	25,000	27,282
ConocoPhillips 5.90%, 5/15/2038	50,000	68,748
Hess Corp.:
6.00%, 1/15/2040	25,000	31,786
7.30%, 8/15/2031	5,000	6,684

See accompanying notes to financial statements.
6

SPDR SERIES TRUST
SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Marathon Petroleum Corp. 3.80%, 4/1/2028	$ 50,000	$ 53,827
Shell International Finance B.V.:
2.75%, 4/6/2030	50,000	52,301
3.25%, 4/6/2050	50,000	53,295
3.88%, 11/13/2028	25,000	27,985
Suncor Energy, Inc. 6.80%, 5/15/2038	50,000	70,242
TotalEnergies Capital International SA:
2.43%, 1/10/2025	50,000	51,730
2.99%, 6/29/2041	25,000	25,404
		547,417
PACKAGING & CONTAINERS — 0.1%
WRKCo, Inc. 4.90%, 3/15/2029	25,000	29,095
PHARMACEUTICALS — 6.5%
AbbVie, Inc.:
3.85%, 6/15/2024	150,000	158,590
4.25%, 11/21/2049	50,000	60,029
4.30%, 5/14/2036	100,000	117,524
AstraZeneca PLC:
3.13%, 6/12/2027	50,000	53,614
4.38%, 11/16/2045	25,000	31,956
Becton Dickinson & Co.:
1.96%, 2/11/2031	50,000	48,192
3.70%, 6/6/2027	15,000	16,356
3.79%, 5/20/2050	50,000	56,282
4.69%, 12/15/2044	125,000	157,174
Bristol-Myers Squibb Co.:
3.25%, 2/27/2027	50,000	54,078
3.40%, 7/26/2029	50,000	54,689
3.45%, 11/15/2027	25,000	27,338
4.25%, 10/26/2049	50,000	61,847
Cigna Corp.:
3.40%, 3/15/2050	25,000	26,076
3.50%, 6/15/2024	75,000	78,725
4.80%, 8/15/2038	25,000	30,729
CVS Health Corp. 6.13%, 9/15/2039	25,000	34,797
GlaxoSmithKline Capital PLC 0.53%, 10/1/2023	15,000	14,937
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	21,000	22,601
6.38%, 5/15/2038	25,000	36,830
Johnson & Johnson:
0.55%, 9/1/2025	50,000	48,769
1.30%, 9/1/2030	50,000	48,142
2.25%, 9/1/2050	50,000	46,633
Merck & Co., Inc.:
2.35%, 6/24/2040	25,000	23,895
3.40%, 3/7/2029	50,000	54,516
4.15%, 5/18/2043	75,000	91,067
Novartis Capital Corp.:
2.00%, 2/14/2027	25,000	25,464
Security Description	Principal Amount	Value
2.75%, 8/14/2050	$ 25,000	$ 25,318
4.40%, 5/6/2044	25,000	32,037
Pfizer, Inc.:
0.80%, 5/28/2025	25,000	24,692
2.55%, 5/28/2040	25,000	24,862
2.70%, 5/28/2050	25,000	25,178
7.20%, 3/15/2039	25,000	40,250
Sanofi:
3.38%, 6/19/2023	100,000	103,632
3.63%, 6/19/2028	50,000	56,266
Viatris, Inc.:
2.70%, 6/22/2030	25,000	25,094
4.00%, 6/22/2050	25,000	26,728
Wyeth LLC 6.45%, 2/1/2024	50,000	55,470
		1,920,377
PIPELINES — 1.1%
Enbridge, Inc.:
3.13%, 11/15/2029	25,000	26,234
4.00%, 11/15/2049	25,000	28,094
Kinder Morgan, Inc. 5.05%, 2/15/2046	50,000	59,871
MPLX L.P. 4.70%, 4/15/2048	50,000	58,227
TransCanada PipeLines, Ltd. 7.63%, 1/15/2039	50,000	77,847
Transcontinental Gas Pipe Line Co. LLC 4.60%, 3/15/2048	25,000	30,359
Williams Cos., Inc. 3.50%, 11/15/2030	50,000	53,406
		334,038
REAL ESTATE — 0.2%
CBRE Services, Inc. 4.88%, 3/1/2026	50,000	55,967
REAL ESTATE INVESTMENT TRUSTS — 7.8%
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	50,000	46,974
2.00%, 5/18/2032	50,000	48,001
3.00%, 5/18/2051	25,000	24,826
AvalonBay Communities, Inc.:
2.05%, 1/15/2032	100,000	98,758
Series GMTN, 3.50%, 11/15/2024	50,000	52,898
Series MTN, 3.20%, 1/15/2028	75,000	80,287
Series MTN, 3.35%, 5/15/2027	100,000	107,466
Series MTN, 3.90%, 10/15/2046	75,000	88,843
Boston Properties L.P.:
2.75%, 10/1/2026	75,000	78,102
3.25%, 1/30/2031	100,000	104,671
3.40%, 6/21/2029	75,000	79,639

See accompanying notes to financial statements.
7

SPDR SERIES TRUST
SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.65%, 2/1/2026	$ 100,000	$ 107,177
3.80%, 2/1/2024	225,000	235,312
Brixmor Operating Partnership L.P. 3.90%, 3/15/2027	50,000	53,870
Digital Realty Trust L.P. 4.45%, 7/15/2028	25,000	28,269
Equinix, Inc. 2.50%, 5/15/2031	25,000	25,015
Healthpeak Properties, Inc.:
2.88%, 1/15/2031	25,000	25,999
3.00%, 1/15/2030	50,000	52,439
3.25%, 7/15/2026	100,000	106,283
3.50%, 7/15/2029	50,000	54,249
6.75%, 2/1/2041	25,000	37,404
Host Hotels & Resorts L.P.:
Series E, 4.00%, 6/15/2025	100,000	106,116
Series I, 3.50%, 9/15/2030	75,000	77,018
Series J, 2.90%, 12/15/2031	50,000	48,359
Kilroy Realty L.P.:
2.50%, 11/15/2032	75,000	72,957
2.65%, 11/15/2033	50,000	48,587
4.25%, 8/15/2029	50,000	55,714
4.38%, 10/1/2025	25,000	27,212
Prologis L.P. 2.25%, 4/15/2030	25,000	25,128
Regency Centers L.P. 3.60%, 2/1/2027	25,000	26,928
Simon Property Group L.P.:
2.20%, 2/1/2031	25,000	24,499
3.38%, 12/1/2027	75,000	80,573
Ventas Realty L.P.:
3.75%, 5/1/2024	25,000	26,181
4.00%, 3/1/2028	50,000	55,316
Welltower, Inc. 2.80%, 6/1/2031	25,000	25,559
Weyerhaeuser Co. 4.00%, 4/15/2030	75,000	83,541
		2,320,170
RETAIL — 1.8%
Home Depot, Inc.:
2.95%, 6/15/2029	50,000	53,273
3.13%, 12/15/2049	50,000	52,706
3.50%, 9/15/2056	15,000	16,932
5.88%, 12/16/2036	25,000	35,396
5.95%, 4/1/2041	25,000	35,833
Lowe's Cos., Inc. 5.13%, 4/15/2050	50,000	67,879
Target Corp.:
2.25%, 4/15/2025	49,000	50,560
3.63%, 4/15/2046	5,000	5,884
Walmart, Inc.:
1.80%, 9/22/2031	50,000	49,514
2.50%, 9/22/2041	50,000	50,512
2.65%, 9/22/2051	25,000	25,552
Security Description	Principal Amount	Value
2.85%, 7/8/2024	$ 75,000	$ 78,456
		522,497
SEMICONDUCTORS — 2.9%
Applied Materials, Inc.:
1.75%, 6/1/2030	19,000	18,640
5.85%, 6/15/2041	25,000	36,476
Intel Corp.:
3.40%, 3/25/2025	100,000	106,458
4.00%, 12/15/2032	53,000	62,002
4.10%, 5/19/2046	50,000	59,277
4.25%, 12/15/2042	150,000	181,819
4.75%, 3/25/2050	100,000	133,014
Lam Research Corp. 4.00%, 3/15/2029	50,000	56,078
NVIDIA Corp. 2.85%, 4/1/2030	50,000	53,051
NXP B.V./NXP Funding LLC/NXP USA, Inc. 3.25%, 5/11/2041 (d)	25,000	25,701
QUALCOMM, Inc.:
3.25%, 5/20/2027	50,000	53,989
4.80%, 5/20/2045	25,000	33,189
Texas Instruments, Inc. 1.90%, 9/15/2031	25,000	24,676
Xilinx, Inc. 2.95%, 6/1/2024	25,000	25,967
		870,337
SOFTWARE — 4.3%
Autodesk, Inc. 4.38%, 6/15/2025	75,000	81,609
Microsoft Corp.:
2.53%, 6/1/2050	125,000	122,672
2.92%, 3/17/2052	175,000	185,309
3.13%, 11/3/2025	100,000	106,612
Oracle Corp.:
3.40%, 7/8/2024	100,000	104,646
4.38%, 5/15/2055	75,000	82,103
5.38%, 7/15/2040	75,000	91,196
6.50%, 4/15/2038	75,000	101,035
salesforce.com, Inc.:
0.63%, 7/15/2024	100,000	99,124
1.50%, 7/15/2028	150,000	148,278
1.95%, 7/15/2031	25,000	24,761
2.90%, 7/15/2051	25,000	25,489
3.05%, 7/15/2061	50,000	51,490
VMware, Inc.:
1.40%, 8/15/2026	25,000	24,589
2.20%, 8/15/2031	25,000	24,573
		1,273,486
TELECOMMUNICATIONS — 10.9%
AT&T, Inc.:
2.30%, 6/1/2027	15,000	15,287
3.50%, 6/1/2041	50,000	51,451
3.80%, 2/15/2027	50,000	54,360

See accompanying notes to financial statements.
8

SPDR SERIES TRUST
SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.85%, 6/1/2060	$ 175,000	$ 182,787
4.25%, 3/1/2027	100,000	110,974
4.45%, 4/1/2024	50,000	53,394
4.85%, 3/1/2039	8,000	9,558
6.55%, 2/15/2039	200,000	278,282
Bell Telephone Co. of Canada or Bell Canada 4.46%, 4/1/2048	25,000	30,995
British Telecommunications PLC 9.63%, 12/15/2030	125,000	183,810
Cisco Systems, Inc.:
2.20%, 9/20/2023	50,000	51,184
3.50%, 6/15/2025	150,000	161,431
5.50%, 1/15/2040	50,000	69,898
5.90%, 2/15/2039	250,000	359,740
Corning, Inc. 4.38%, 11/15/2057	25,000	29,933
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	200,000	290,796
Motorola Solutions, Inc. 4.60%, 5/23/2029	25,000	28,555
Orange SA 5.50%, 2/6/2044	25,000	34,253
Telefonica Emisiones SA:
4.10%, 3/8/2027	25,000	27,527
5.21%, 3/8/2047	25,000	31,026
7.05%, 6/20/2036	50,000	71,608
TELUS Corp. 3.70%, 9/15/2027	50,000	54,284
Verizon Communications, Inc.:
1.45%, 3/20/2026	50,000	49,769
2.85%, 9/3/2041	50,000	49,369
2.88%, 11/20/2050	25,000	23,746
2.99%, 10/30/2056	25,000	23,710
3.00%, 11/20/2060	25,000	23,664
3.55%, 3/22/2051	75,000	80,818
4.13%, 3/16/2027	50,000	55,595
4.27%, 1/15/2036	15,000	17,629
4.86%, 8/21/2046	100,000	128,815
Security Description	Principal Amount	Value
6.40%, 9/15/2033	$ 150,000	$ 203,815
Vodafone Group PLC:
4.25%, 9/17/2050	25,000	29,075
4.38%, 5/30/2028	50,000	56,334
4.88%, 6/19/2049	50,000	63,084
5.00%, 5/30/2038	200,000	248,776
		3,235,332
TRANSPORTATION — 0.2%
Canadian Pacific Railway Co. 4.00%, 6/1/2028	50,000	55,770
TOTAL CORPORATE BONDS & NOTES (Cost $29,678,311)		29,299,495
TOTAL INVESTMENTS — 99.0% (Cost $29,678,311)		29,299,495
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		281,820
NET ASSETS — 100.0%		$ 29,581,315
(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2021. Maturity date shown is the final maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$29,299,495	$—	$29,299,495
See accompanying notes to financial statements.
9

SPDR SERIES TRUST
SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$29,299,495
Cash	378,303
Receivable for investments sold	371,542
Interest receivable — unaffiliated issuers	242,983
TOTAL ASSETS	30,292,323
LIABILITIES
Payable for investments purchased	707,983
Advisory fee payable	3,021
Trustees’ fees and expenses payable	4
TOTAL LIABILITIES	711,008
NET ASSETS	$29,581,315
NET ASSETS CONSIST OF:
Paid-in Capital	$30,002,161
Total distributable earnings (loss)	(420,846)
NET ASSETS	$29,581,315
NET ASSET VALUE PER SHARE
Net asset value per share	$ 24.65
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,200,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 29,678,311
See accompanying notes to financial statements.
10

SPDR SERIES TRUST
SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
STATEMENT OF OPERATIONS
For the Period Ended December 31, 2021 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 297,836
EXPENSES
Advisory fee	18,074
Trustees’ fees and expenses	150
TOTAL EXPENSES	18,224
NET INVESTMENT INCOME (LOSS)	$ 279,612
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(8,257)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(248,125)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(256,382)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 23,230
See accompanying notes to financial statements.
11

SPDR SERIES TRUST
SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended 12/31/21 (Unaudited)	For the Period 11/9/20*- 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 279,612	$ 331,625
Net realized gain (loss)	(8,257)	8,070
Net change in unrealized appreciation/depreciation	(248,125)	(130,691)
Net increase (decrease) in net assets resulting from operations	23,230	209,004
Net equalization credits and charges	—	4,209
Distributions to shareholders	(351,870)	(301,210)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	—	30,001,526
Net income equalization	—	(4,209)
Other Capital	—	635
Net increase (decrease) in net assets from beneficial interest transactions	—	29,997,952
Net increase (decrease) in net assets during the period	(328,640)	29,909,955
Net assets at beginning of period	29,909,955	—
NET ASSETS AT END OF PERIOD	$29,581,315	$29,909,955
SHARES OF BENEFICIAL INTEREST:
*	Commencement of operations.
See accompanying notes to financial statements.
12

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg SASB Corporate Bond ESG Select ETF
	Six Months Ended 12/31/21 (Unaudited)	For the Period 11/09/20*- 6/30/21
Net asset value, beginning of period	$ 24.92	$ 25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.23	0.30
Net realized and unrealized gain (loss) (b)	(0.21)	(0.11)
Total from investment operations	0.02	0.19
Net equalization credits and charges (a)	—	0.00(c)
Other capital (a)	—	0.00(c)
Distributions to shareholders from:
Net investment income	(0.29)	(0.27)
Net asset value, end of period	$ 24.65	$ 24.92
Total return (d)	0.07%	0.78%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$29,581	$29,910
Ratios to average net assets:
Total expenses	0.12%(e)	0.12%(e)
Net investment income (loss)	1.86%(e)	1.85%(e)
Portfolio turnover rate (f)	13%(g)	16%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
13

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2021 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the SPDR Bloomberg SASB Corporate Bond ESG Select ETF (the “Fund”).
The Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
14

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

The value of the Fund’s investments, according to the fair value hierarchy as of December 31, 2021, is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized for financial reporting purposes. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Equalization
The Fund follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Fund, facilities furnished and expenses borne by the Adviser, the Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of the Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg SASB Corporate Bond ESG Select ETF	0.12%
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for the Fund until October 31, 2022. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2022 except with the approval of the Board.
The Adviser pays all the operating expenses of the Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
15

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2021 are disclosed in the Schedule of Investments.
4.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2021, were as follows:
	Purchases	Sales
SPDR Bloomberg SASB Corporate Bond ESG Select ETF	$4,079,577	$3,923,709
6.    Shareholder Transactions
The Fund issues and redeems its shares, at NAV, by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of the Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Fund intends to qualify as regulated investment company under Subchapter M of the Internal Revenue Code. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
16

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg SASB Corporate Bond ESG Select ETF	$29,697,885	$136,898	$535,288	$(398,390)
8.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk
A Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
9.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
17

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
18

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
SPDR Bloomberg SASB Corporate Bond ESG Select ETF
Annualized Expense Ratio	0.12%
Actual:
Ending Account Value	$1,000.70
Expenses Paid During Period	0.61
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.60
Expenses Paid During Period(a)	0.61
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
19

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (the "Program"). The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund.
SSGA FM has been designated by the Board to administer the Fund's Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period September 2020 through June 2021, including:
•	the Program supported the Fund's ability to honor redemption requests timely;
•	the Program supported SSGA FM's management of the Fund's liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund's liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of the Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Fund's website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the Fund's website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Fund's Schedule of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
20

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SPDR Series Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, has each been licensed for use in connection with the listing and trading of the SPDR Bloomberg ETFs.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow
Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2022 State Street Corporation - All Rights Reserved
SPDRSERTRSASBSAR

Semi-Annual Report
December 31, 2021
SPDR® Series Trust - Fixed Income Funds
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Long Term Treasury ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio Short Term Treasury ETF
SPDR Portfolio TIPS ETF
SPDR Portfolio Intermediate Term Treasury ETF
SPDR Portfolio High Yield Bond ETF
SPDR Portfolio Corporate Bond ETF
SPDR Portfolio Mortgage Backed Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

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SPDR Portfolio Aggregate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
Treasury Notes 1.13% 8/31/2028	1.5%
Treasury Bonds 4.63% 2/15/2040	1.1
Federal National Mortgage Association TBA 2.00% 1/1/2052	1.1
Treasury Notes 0.75% 8/31/2026	0.9
Federal National Mortgage Association TBA 2.50% 1/1/2052	0.8
TOTAL	5.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2021

% of Net Assets
U.S. Treasury Obligations	38.7%
U.S. Government Agency Obligations	29.6
Corporate Bonds & Notes	26.1
Foreign Government Obligations	3.2
Mortgage-Backed Securities	1.1
Municipal Bonds & Notes	0.5
Asset-Backed Securities	0.3
Commercial Mortgage Backed Securities	0.0 *
Short-Term Investments	6.6
Liabilities in Excess of Other Assets	(6.1)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Portfolio Intermediate Term Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
Bank of America Corp. 2.69% 4/22/2032	0.2%
Morgan Stanley 2.51% 10/20/2032	0.2
Goldman Sachs Group, Inc. 4.22% 5/1/2029	0.2
T-Mobile USA, Inc. 3.88% 4/15/2030	0.2
Bank of America Corp. 1.73% 7/22/2027	0.2
TOTAL	1.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2021

% of Net Assets
Corporate Bonds & Notes	98.9%
Short-Term Investments	2.4
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2021

% of Total Investments
Financial	41.1%
Consumer, Non-cyclical	13.6
Industrial	7.6
Technology	7.5
Communications	6.7
Consumer, Cyclical	6.6
Energy	6.3
Utilities	6.2
Basic Materials	2.0
Short-Term Investments	2.4
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.
2

SPDR Portfolio Long Term Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
Verizon Communications, Inc. 2.36% 3/15/2032	0.4%
GE Capital International Funding Co. Unlimited Co. 4.42% 11/15/2035	0.4
CVS Health Corp. 5.05% 3/25/2048	0.4
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90% 2/1/2046	0.4
Goldman Sachs Group, Inc. 6.75% 10/1/2037	0.3
TOTAL	1.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2021

% of Net Assets
Corporate Bonds & Notes	98.9%
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2021

% of Total Investments
Consumer, Non-cyclical	22.1%
Financial	16.2
Communications	14.9
Utilities	12.0
Industrial	9.1
Energy	8.8
Technology	8.2
Consumer, Cyclical	4.0
Basic Materials	3.5
Short-Term Investments	1.2
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.
3

SPDR Portfolio Long Term Treasury ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
Treasury Bonds 2.38% 5/15/2051	4.0%
Treasury Bonds 3.00% 8/15/2048	3.6
Treasury Bonds 1.88% 2/15/2051	3.4
Treasury Bonds 2.00% 8/15/2051	3.2
Treasury Bonds 1.88% 2/15/2041	3.1
TOTAL	17.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2021

% of Net Assets
U.S. Treasury Obligations	99.4%
Short-Term Investments	0.3
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR Portfolio Short Term Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
JPMorgan Chase & Co. 1.51% 6/1/2024	0.6%
Boeing Co. 4.51% 5/1/2023	0.6
HSBC Holdings PLC 3.95% 5/18/2024	0.6
Morgan Stanley 3.74% 4/24/2024	0.5
Wells Fargo & Co. 1.65% 6/2/2024	0.5
TOTAL	2.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2021

% of Net Assets
Corporate Bonds & Notes	97.7%
Short-Term Investments	4.1
Liabilities in Excess of Other Assets	(1.8)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2021

% of Net Assets
Financial	45.9%
Consumer, Non-cyclical	12.9
Energy	7.6
Consumer, Cyclical	7.1
Technology	7.0
Industrial	6.9
Utilities	4.9
Communications	4.1
Basic Materials	1.3
Short-Term Investments	4.1
Liabilities in Excess of Other Assets	(1.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR Portfolio Short Term Treasury ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
Treasury Notes 2.38% 8/15/2024	1.9%
Treasury Notes 0.25% 3/15/2024	1.9
Treasury Notes 0.25% 6/15/2024	1.8
Treasury Notes 0.25% 5/15/2024	1.8
Treasury Notes 0.38% 4/15/2024	1.8
TOTAL	9.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2021

% of Net Assets
U.S. Treasury Obligations	99.7%
Short-Term Investments	2.6
Liabilities in Excess of Other Assets	(2.3)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR Portfolio TIPS ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
Treasury Inflation Protected Indexed Notes 0.63% 1/15/2026	3.4%
Treasury Inflation Protected Indexed Notes 0.63% 4/15/2023	3.2
Treasury Inflation Protected Indexed Notes 0.63% 1/15/2024	3.2
Treasury Inflation Protected Indexed Notes 0.13% 7/15/2030	3.0
Treasury Inflation Protected Indexed Notes 0.38% 1/15/2027	2.9
TOTAL	15.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2021

% of Net Assets
U.S. Treasury Obligations	99.7%
Short-Term Investments	1.4
Liabilities in Excess of Other Assets	(1.1)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR Portfolio Intermediate Term Treasury ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
Treasury Notes 1.63% 5/15/2031	2.3%
Treasury Notes 1.13% 2/15/2031	2.3
Treasury Notes 0.88% 11/15/2030	2.2
Treasury Notes 1.25% 11/30/2026	2.1
Treasury Notes 1.25% 8/15/2031	1.9
TOTAL	10.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2021

% of Net Assets
U.S. Treasury Obligations	99.6%
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(2.1)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
8

SPDR Portfolio High Yield Bond ETF
Performance Summary (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
Mozart Debt Merger Sub, Inc. 3.88% 4/1/2029	0.3%
TransDigm, Inc. 6.25% 3/15/2026	0.3
Sprint Corp. 7.88% 9/15/2023	0.3
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026	0.3
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88% 8/15/2027	0.3
TOTAL	1.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2021

% of Net Assets
Corporate Bonds & Notes	98.0%
U.S. Treasury Obligations	0.1
Common Stocks	0.0 *
Senior Floating Rate Loans	0.0 *
Preferred Stocks	0.0 *
Short-Term Investments	3.8
Liabilities in Excess of Other Assets	(1.9)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2021

% of Total Investments
Consumer, Cyclical	19.9%
Consumer, Non-cyclical	16.6
Communications	16.2
Energy	12.9
Financial	10.6
Industrial	8.9
Basic Materials	4.7
Technology	3.7
Utilities	2.5
Diversified	0.1
Government	0.1
Short-Term Investments	3.8
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.
9

SPDR Portfolio Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
Citigroup, Inc. 3.67% 7/24/2028	0.3%
Citigroup, Inc. 3.20% 10/21/2026	0.3
Owl Rock Capital Corp. 5.25% 4/15/2024	0.3
GE Capital International Funding Co. Unlimited Co. 4.42% 11/15/2035	0.2
Wells Fargo & Co. 4.65% 11/4/2044	0.2
TOTAL	1.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2021

% of Net Assets
Corporate Bonds & Notes	99.0%
Short-Term Investments	2.4
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%
Sector Breakdown as of December 31, 2021

% of Total Investments
Financial	30.9%
Consumer, Non-cyclical	17.4
Communications	10.2
Utilities	8.2
Industrial	7.9
Technology	7.4
Energy	7.2
Consumer, Cyclical	5.7
Basic Materials	2.7
Short-Term Investments	2.4
TOTAL	100.0%
(The Fund's asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
10

SPDR Portfolio Mortgage Backed Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2021

Description	% of Net Assets
Federal National Mortgage Association TBA 2.00% 1/1/2052	1.7%
Federal National Mortgage Association 2.00% 10/1/2051	1.2
Federal Home Loan Mortgage Corp. 2.00% 11/1/2051	1.2
Federal Home Loan Mortgage Corp. 2.50% 9/1/2051	1.2
Federal National Mortgage Association 2.00% 7/1/2051	1.0
TOTAL	6.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Allocation by Issuer as of December 31, 2021

Description	% of Total Investments
Federal National Mortgage Association	51.3%
Federal Home Loan Mortgage Corp.	22.7
Government National Mortgage Association	20.2
TOTAL	94.2%
(The Fund's asset allocation is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.
11

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 26.1%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$ 200,000	$ 199,982
3.38%, 3/1/2041	232,000	237,684
Omnicom Group, Inc. 2.45%, 4/30/2030	372,000	372,253
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	517,000	555,501
3.65%, 11/1/2024	131,000	138,809
WPP Finance 2010 3.75%, 9/19/2024	191,000	202,177
		1,706,406
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
1.17%, 2/4/2023	220,000	220,037
1.43%, 2/4/2024	335,000	334,642
1.95%, 2/1/2024	246,000	249,264
2.20%, 2/4/2026	1,091,000	1,090,825
2.25%, 6/15/2026	210,000	211,184
2.70%, 2/1/2027	244,000	248,756
2.75%, 2/1/2026	357,000	367,721
2.80%, 3/1/2023	320,000	325,990
2.80%, 3/1/2024	147,000	151,164
2.85%, 10/30/2024	100,000	103,283
3.10%, 5/1/2026	235,000	244,997
3.20%, 3/1/2029	234,000	241,942
3.25%, 2/1/2028	350,000	364,955
3.25%, 2/1/2035	137,000	138,073
3.45%, 11/1/2028	175,000	183,680
3.60%, 5/1/2034	421,000	440,021
3.63%, 2/1/2031	205,000	218,727
3.63%, 3/1/2048	215,000	213,598
3.83%, 3/1/2059	250,000	250,577
3.85%, 11/1/2048	232,000	239,002
4.51%, 5/1/2023	620,000	646,796
4.88%, 5/1/2025	902,000	987,753
5.04%, 5/1/2027	775,000	875,215
5.15%, 5/1/2030	1,089,000	1,270,602
5.71%, 5/1/2040	575,000	738,875
5.81%, 5/1/2050	1,356,000	1,835,644
5.88%, 2/15/2040	50,000	64,175
5.93%, 5/1/2060	1,355,000	1,878,613
6.13%, 2/15/2033	365,000	462,240
6.88%, 3/15/2039	415,000	577,352
General Dynamics Corp.:
1.88%, 8/15/2023	175,000	177,807
2.13%, 8/15/2026	121,000	124,473
2.38%, 11/15/2024 (b)	125,000	129,282
3.38%, 5/15/2023	332,000	343,593
3.50%, 5/15/2025	309,000	330,692
3.63%, 4/1/2030 (b)	245,000	272,597
Security Description	Principal Amount	Value
3.75%, 5/15/2028	$ 415,000	$ 459,509
4.25%, 4/1/2040	761,000	930,292
4.25%, 4/1/2050	17,000	21,779
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	180,000	171,713
3.85%, 6/15/2023	173,000	179,756
3.85%, 12/15/2026	345,000	375,343
3.95%, 5/28/2024	124,000	130,876
4.40%, 6/15/2028	442,000	496,401
5.05%, 4/27/2045	220,000	289,439
6.15%, 12/15/2040	100,000	142,770
Lockheed Martin Corp.:
1.85%, 6/15/2030 (b)	640,000	629,843
2.80%, 6/15/2050 (b)	245,000	244,608
2.90%, 3/1/2025	372,000	389,670
3.10%, 1/15/2023	135,000	137,897
3.55%, 1/15/2026	195,000	211,366
3.60%, 3/1/2035	220,000	245,626
3.80%, 3/1/2045	681,000	780,120
4.07%, 12/15/2042	300,000	355,422
4.70%, 5/15/2046	452,000	586,823
Northrop Grumman Corp.:
2.93%, 1/15/2025	330,000	344,421
3.20%, 2/1/2027	257,000	273,096
3.25%, 8/1/2023	119,000	123,303
3.25%, 1/15/2028	259,000	276,941
3.85%, 4/15/2045	400,000	453,256
4.40%, 5/1/2030	495,000	571,824
4.75%, 6/1/2043	254,000	320,871
5.05%, 11/15/2040	242,000	312,270
5.15%, 5/1/2040	10,000	12,943
5.25%, 5/1/2050	512,000	718,628
Raytheon Technologies Corp.:
1.90%, 9/1/2031	255,000	245,917
2.25%, 7/1/2030	817,000	814,819
2.38%, 3/15/2032	400,000	399,848
2.82%, 9/1/2051	400,000	386,624
3.03%, 3/15/2052	330,000	331,554
3.13%, 7/1/2050	269,000	274,748
3.50%, 3/15/2027	385,000	415,161
3.75%, 11/1/2046	441,000	492,416
3.95%, 8/16/2025	667,000	723,115
4.05%, 5/4/2047	196,000	228,062
4.13%, 11/16/2028	128,000	143,241
4.15%, 5/15/2045	200,000	233,770
4.35%, 4/15/2047	180,000	219,211
4.45%, 11/16/2038	580,000	698,569
4.50%, 6/1/2042	818,000	1,011,138
4.63%, 11/16/2048	303,000	387,970
Teledyne Technologies, Inc.:
0.65%, 4/1/2023	250,000	248,807
0.95%, 4/1/2024	200,000	198,022
1.60%, 4/1/2026	250,000	247,610
2.25%, 4/1/2028	250,000	250,935

See accompanying notes to financial statements.
12

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 4/1/2031	$ 240,000	$ 243,919
		34,936,409
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.35%, 5/6/2025	400,000	409,800
2.45%, 2/4/2032	515,000	488,900
3.40%, 5/6/2030 (b)	193,000	200,421
3.40%, 2/4/2041	415,000	382,651
3.70%, 2/4/2051	548,000	510,944
3.88%, 9/16/2046	16,000	15,508
4.00%, 2/4/2061 (b)	158,000	151,535
4.25%, 8/9/2042	250,000	253,985
4.40%, 2/14/2026	362,000	397,534
4.45%, 5/6/2050	210,000	218,599
4.50%, 5/2/2043	508,000	529,763
4.80%, 2/14/2029	831,000	938,506
5.38%, 1/31/2044	444,000	513,402
5.95%, 2/14/2049	611,000	765,265
6.20%, 2/14/2059	1,000	1,306
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	435,000	453,570
2.70%, 9/15/2051	725,000	728,306
BAT Capital Corp.:
2.26%, 3/25/2028	279,000	272,176
2.73%, 3/25/2031	844,000	819,760
2.79%, 9/6/2024	184,000	189,606
3.22%, 8/15/2024	150,000	156,021
3.22%, 9/6/2026	216,000	224,847
3.46%, 9/6/2029	267,000	276,639
3.73%, 9/25/2040	350,000	335,972
3.98%, 9/25/2050	590,000	570,559
4.39%, 8/15/2037	557,000	587,769
4.54%, 8/15/2047	547,000	571,867
4.70%, 4/2/2027	1,006,000	1,108,542
4.76%, 9/6/2049	422,000	451,937
5.28%, 4/2/2050	225,000	255,368
BAT International Finance PLC 1.67%, 3/25/2026	400,000	393,112
Bunge, Ltd. Finance Corp.:
1.63%, 8/17/2025	143,000	142,810
3.25%, 8/15/2026	217,000	229,159
3.75%, 9/25/2027 (b)	238,000	259,034
Philip Morris International, Inc.:
0.88%, 5/1/2026	200,000	193,248
1.13%, 5/1/2023	109,000	109,507
1.50%, 5/1/2025	207,000	207,683
1.75%, 11/1/2030	100,000	95,295
2.10%, 5/1/2030	370,000	363,270
2.13%, 5/10/2023	354,000	359,349
2.63%, 3/6/2023	130,000	132,775
2.75%, 2/25/2026	140,000	145,989
2.88%, 5/1/2024	106,000	110,240
3.13%, 3/2/2028	265,000	280,958
Security Description	Principal Amount	Value
3.38%, 8/11/2025	$ 515,000	$ 547,363
3.38%, 8/15/2029	349,000	376,487
3.60%, 11/15/2023	775,000	813,021
4.13%, 3/4/2043	249,000	275,514
4.38%, 11/15/2041	250,000	285,395
4.88%, 11/15/2043	340,000	412,964
Reynolds American, Inc.:
4.45%, 6/12/2025	587,000	633,854
5.85%, 8/15/2045	596,000	724,390
6.15%, 9/15/2043	345,000	425,451
		20,297,926
AIRLINES — 0.1%
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, 3.60%, 3/22/2029	110,182	112,906
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	47,998	48,656
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	205,651	206,101
American Airlines 2016-3 Pass Through Trust Series 2016-3, Class AA, 3.00%, 4/15/2030	274,000	273,559
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	82,684	83,514
American Airlines 2021-1 Class A Pass Through Trust Series A, Class A, 2.88%, 1/11/2036	200,000	196,024
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	25,250	26,229
Delta Air Lines 2019-1 Class AA Pass Through Trust Series AA, 3.20%, 10/25/2025	243,000	250,628
JetBlue 2019-1 Pass Through Trust Series 2019, Class AA, 2.75%, 11/15/2033	196,650	196,528
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	336,443	361,339
Southwest Airlines Co.:
2.63%, 2/10/2030	272,000	271,973
3.00%, 11/15/2026	105,000	110,096
4.75%, 5/4/2023	662,000	693,505

See accompanying notes to financial statements.
13

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.13%, 6/15/2027	$ 410,000	$ 469,278
5.25%, 5/4/2025	155,000	172,188
Spirit Airlines Pass Through Trust Series A, Class A, 4.10%, 10/1/2029	239,509	248,112
United Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	58,164	60,173
United Airlines 2013-1 Pass Through Trust Series A, Class A, 4.30%, 2/15/2027	81,620	85,498
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	331,434	344,506
United Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.10%, 1/7/2030	284,017	291,023
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	38,641	40,139
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	98,335	106,505
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	294,707	292,302
United Airlines 2020-1 Class B Pass Through Trust Series 2020-1, Class B, 4.88%, 7/15/2027	107,760	112,190
United Airlines 2020-1 Pass Through Trust Series 20-1, Class A, 5.88%, 4/15/2029	527,527	576,624
		5,629,596
APPAREL — 0.1%
NIKE, Inc.:
2.25%, 5/1/2023 (b)	541,000	551,068
2.38%, 11/1/2026	540,000	565,364
2.75%, 3/27/2027	175,000	185,402
2.85%, 3/27/2030	348,000	369,816
3.25%, 3/27/2040	254,000	276,520
3.38%, 3/27/2050	153,000	173,159
3.63%, 5/1/2043	105,000	119,814
3.88%, 11/1/2045	217,000	260,825
PVH Corp. 4.63%, 7/10/2025	335,000	365,267
Security Description	Principal Amount	Value
Ralph Lauren Corp.:
2.95%, 6/15/2030 (b)	$ 457,000	$ 476,592
3.75%, 9/15/2025 (b)	189,000	203,578
VF Corp. 2.40%, 4/23/2025	137,000	140,858
		3,688,263
AUTO MANUFACTURERS — 0.4%
American Honda Finance Corp.:
Series GMTN, 3.50%, 2/15/2028	334,000	365,446
Series GMTN, 3.55%, 1/12/2024	36,000	37,807
Series MTN, 0.55%, 7/12/2024	350,000	345,128
Series MTN, 0.65%, 9/8/2023	200,000	199,518
Series MTN, 0.75%, 8/9/2024	165,000	163,246
Series MTN, 0.88%, 7/7/2023	165,000	165,177
Series MTN, 1.00%, 9/10/2025	250,000	246,130
Series MTN, 1.20%, 7/8/2025	250,000	249,242
Series MTN, 1.30%, 9/9/2026	210,000	207,549
Series MTN, 1.80%, 1/13/2031 (b)	143,000	139,690
Series MTN, 1.95%, 5/10/2023	164,000	166,650
Series MTN, 2.00%, 3/24/2028	115,000	116,337
Series MTN, 2.05%, 1/10/2023	320,000	324,557
Series MTN, 2.15%, 9/10/2024	509,000	521,618
Series MTN, 2.35%, 1/8/2027	181,000	186,282
Series MTN, 2.90%, 2/16/2024	412,000	427,310
Cummins, Inc.:
0.75%, 9/1/2025 (b)	134,000	131,576
1.50%, 9/1/2030	220,000	208,507
2.60%, 9/1/2050 (b)	350,000	328,776
3.65%, 10/1/2023	260,000	271,040
Daimler Finance North America LLC 8.50%, 1/18/2031	219,000	326,078
General Motors Co.:
4.20%, 10/1/2027 (b)	323,000	354,651
4.88%, 10/2/2023	275,000	292,143
5.00%, 10/1/2028	200,000	228,828
5.00%, 4/1/2035	324,000	384,795
5.15%, 4/1/2038	224,000	269,613
5.40%, 10/2/2023	288,000	308,439

See accompanying notes to financial statements.
14

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.40%, 4/1/2048	$ 100,000	$ 127,734
5.95%, 4/1/2049	270,000	369,247
6.13%, 10/1/2025	656,000	754,243
6.25%, 10/2/2043	439,000	600,451
6.75%, 4/1/2046	327,000	473,153
6.80%, 10/1/2027	262,000	322,179
General Motors Financial Co., Inc.:
1.05%, 3/8/2024	165,000	164,122
1.25%, 1/8/2026	239,000	233,685
1.50%, 6/10/2026	300,000	295,356
1.70%, 8/18/2023	170,000	171,612
2.35%, 1/8/2031	250,000	242,777
2.40%, 4/10/2028	250,000	249,992
2.70%, 8/20/2027	250,000	255,722
2.75%, 6/20/2025	470,000	485,317
3.25%, 1/5/2023	139,000	142,039
3.50%, 11/7/2024	178,000	187,037
3.60%, 6/21/2030	760,000	810,312
3.70%, 5/9/2023	433,000	446,007
3.85%, 1/5/2028	564,000	608,945
4.00%, 1/15/2025	452,000	481,683
4.00%, 10/6/2026	278,000	300,713
4.25%, 5/15/2023	150,000	156,164
4.30%, 7/13/2025	411,000	443,066
4.35%, 4/9/2025	85,000	91,580
4.35%, 1/17/2027	333,000	366,786
5.10%, 1/17/2024	688,000	737,749
5.25%, 3/1/2026	433,000	485,644
PACCAR Financial Corp.:
Series MTN, 0.35%, 8/11/2023	225,000	223,279
Series MTN, 0.35%, 2/2/2024	200,000	197,396
Series MTN, 0.90%, 11/8/2024	125,000	124,148
Series MTN, 1.10%, 5/11/2026	222,000	219,398
Series MTN, 1.90%, 2/7/2023 (b)	125,000	126,588
Toyota Motor Corp.:
0.68%, 3/25/2024	200,000	198,248
1.34%, 3/25/2026	351,000	348,894
2.36%, 3/25/2031 (b)	325,000	334,695
2.76%, 7/2/2029	56,000	58,664
3.42%, 7/20/2023 (b)	150,000	156,036
3.67%, 7/20/2028	155,000	171,678
Toyota Motor Credit Corp.:
0.63%, 9/13/2024	185,000	182,630
1.13%, 6/18/2026	175,000	172,494
1.90%, 9/12/2031	250,000	244,402
3.65%, 1/8/2029 (b)	124,000	138,141
Series GMTN, 2.70%, 1/11/2023	204,000	208,402
Series GMTN, 3.05%, 1/11/2028	85,000	91,203
Security Description	Principal Amount	Value
Series MTN, 0.40%, 4/6/2023	$ 236,000	$ 235,110
Series MTN, 0.45%, 1/11/2024	237,000	234,943
Series MTN, 0.50%, 8/14/2023	310,000	308,853
Series MTN, 0.80%, 10/16/2025	235,000	229,539
Series MTN, 0.80%, 1/9/2026 (b)	282,000	274,894
Series MTN, 1.15%, 8/13/2027	418,000	405,109
Series MTN, 1.35%, 8/25/2023	545,000	550,014
Series MTN, 1.65%, 1/10/2031	270,000	260,912
Series MTN, 1.80%, 2/13/2025	781,000	793,644
Series MTN, 1.90%, 4/6/2028	235,000	235,345
Series MTN, 2.00%, 10/7/2024 (b)	289,000	295,728
Series MTN, 2.25%, 10/18/2023	293,000	300,469
Series MTN, 2.63%, 1/10/2023	310,000	316,215
Series MTN, 2.90%, 4/17/2024	150,000	155,978
Series MTN, 3.00%, 4/1/2025	400,000	420,284
Series MTN, 3.38%, 4/1/2030	233,000	255,436
Series MTN, 3.40%, 4/14/2025	151,000	160,662
		25,598,879
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC 3.10%, 12/1/2051	500,000	476,440
Aptiv PLC 5.40%, 3/15/2049	150,000	198,975
Lear Corp.:
4.25%, 5/15/2029	386,000	426,646
5.25%, 5/15/2049 (b)	100,000	126,437
Magna International, Inc. 3.63%, 6/15/2024	100,000	105,318
		1,333,816
BANKS — 5.3%
Banco Bilbao Vizcaya Argentaria SA:
0.88%, 9/18/2023	540,000	537,802
1.13%, 9/18/2025	383,000	374,991
Banco Santander SA:
1.85%, 3/25/2026	450,000	447,457
2.71%, 6/27/2024	400,000	413,820
2.75%, 5/28/2025	820,000	848,216
2.75%, 12/3/2030	460,000	449,857

See accompanying notes to financial statements.
15

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.96%, 3/25/2031	$ 780,000	$ 795,538
3.31%, 6/27/2029	365,000	387,911
3.49%, 5/28/2030	295,000	312,319
3.80%, 2/23/2028	285,000	308,715
3.85%, 4/12/2023	447,000	462,672
4.25%, 4/11/2027	291,000	319,902
1 year CMT + 0.90%, 1.72%, 9/14/2027 (c)	300,000	294,435
Bank of America Corp.:
4.10%, 7/24/2023	736,000	773,462
6.11%, 1/29/2037	639,000	860,094
6.22%, 9/15/2026	200,000	236,676
7.75%, 5/14/2038	363,000	569,242
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (c)	722,000	743,559
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	378,000	397,917
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	1,312,000	1,402,082
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (c)	228,000	247,581
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	453,000	530,757
5 year CMT + 1.20%, 2.48%, 9/21/2036 (c)	500,000	483,930
SOFR + 0.65%, 1.53%, 12/6/2025 (c)	500,000	501,275
SOFR + 0.69%, 0.98%, 4/22/2025 (b) (c)	1,179,000	1,169,509
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	1,430,000	1,419,203
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	500,000	502,420
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	600,000	589,218
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	750,000	761,812
SOFR + 1.56%, 2.97%, 7/21/2052 (c)	400,000	401,696
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	800,000	840,696
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	806,000	813,818
Series GMTN, 3.30%, 1/11/2023	1,987,000	2,040,987
Series GMTN, 3.50%, 4/19/2026	708,000	762,849
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	459,000	494,035
Series L, 3.95%, 4/21/2025	229,000	244,854
Security Description	Principal Amount	Value
Series L, 4.18%, 11/25/2027	$ 523,000	$ 572,518
Series MTN, 3.25%, 10/21/2027	617,000	657,784
Series MTN, 3.88%, 8/1/2025	482,000	523,076
Series MTN, 4.00%, 4/1/2024	908,000	965,159
Series MTN, 4.00%, 1/22/2025	510,000	545,379
Series MTN, 4.13%, 1/22/2024	568,000	603,648
Series MTN, 4.20%, 8/26/2024	983,000	1,053,343
Series MTN, 4.25%, 10/22/2026	628,000	693,337
Series MTN, 4.88%, 4/1/2044	537,000	699,485
Series MTN, 5.00%, 1/21/2044	275,000	361,377
Series MTN, 5.88%, 2/7/2042	460,000	651,599
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (c)	430,000	435,693
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (c)	571,000	586,371
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (c)	971,000	1,011,840
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (c)	675,000	706,050
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (c)	909,000	912,291
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (c)	607,000	649,496
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (c)	696,000	762,092
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	62,000	64,551
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (c)	699,000	737,102
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (c)	476,000	491,275
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (c)	742,000	818,367
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (c)	829,000	924,153

See accompanying notes to financial statements.
16

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (c)	$ 401,000	$ 459,947
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (c)	565,000	699,436
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (c)	549,000	594,924
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	465,000	577,330
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (c)	1,234,000	1,483,120
Series MTN, SOFR + 0.41%, 0.52%, 6/14/2024 (c)	150,000	148,985
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (c)	600,000	595,938
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (c)	550,000	543,554
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	580,000	568,626
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	514,000	508,649
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	515,000	493,566
Series MTN, SOFR + 1.46%, 1.49%, 5/19/2024 (c)	469,000	472,438
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	536,000	513,954
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	1,320,000	1,269,008
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	696,000	691,121
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	705,000	714,024
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	595,000	655,785
Bank of America NA Series BKNT, 6.00%, 10/15/2036	726,000	992,137
Bank of Montreal:
0.45%, 12/8/2023	455,000	450,623
USD 5 Year Swap Rate + 1.28%, 4.34%, 10/5/2028 (c)	489,000	513,523
Series E, 3.30%, 2/5/2024	717,000	749,803
Security Description	Principal Amount	Value
Series MTN, 0.40%, 9/15/2023	$ 170,000	$ 168,849
Series MTN, 0.63%, 7/9/2024	145,000	143,008
Series MTN, 1.25%, 9/15/2026	565,000	552,960
Series MTN, 1.85%, 5/1/2025	119,000	120,856
Series MTN, 2.50%, 6/28/2024	655,000	675,888
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (c)	503,000	488,172
Bank of New York Mellon Corp.:
3.40%, 5/15/2024	272,000	286,337
Series 0012, 3.65%, 2/4/2024	125,000	131,650
Series MTN, 0.35%, 12/7/2023	305,000	302,578
Series MTN, 0.75%, 1/28/2026	250,000	243,373
Series MTN, 1.05%, 10/15/2026 (b)	400,000	390,844
Series MTN, 1.60%, 4/24/2025	700,000	705,257
Series MTN, 1.65%, 7/14/2028	225,000	223,387
Series MTN, 1.65%, 1/28/2031	230,000	223,698
Series MTN, 1.85%, 1/27/2023	190,000	192,369
Series MTN, 2.80%, 5/4/2026	299,000	313,986
Series MTN, 2.95%, 1/29/2023	215,000	219,773
Series MTN, 3.00%, 10/30/2028	174,000	184,428
Series MTN, 3.25%, 9/11/2024	212,000	223,293
Series MTN, 3.25%, 5/16/2027	187,000	201,678
Series MTN, 3.30%, 8/23/2029	1,035,000	1,114,529
Series MTN, 3.40%, 1/29/2028	131,000	142,228
Series MTN, 3.95%, 11/18/2025	494,000	539,092
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (c)	300,000	323,850
Bank of Nova Scotia:
0.40%, 9/15/2023	200,000	198,516
0.55%, 9/15/2023	100,000	99,440
0.65%, 7/31/2024	205,000	202,208
0.70%, 4/15/2024	280,000	277,320
1.05%, 3/2/2026	269,000	262,746

See accompanying notes to financial statements.
17

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
1.30%, 6/11/2025	$ 607,000	$ 603,995
1.30%, 9/15/2026	230,000	225,922
1.35%, 6/24/2026	100,000	98,884
1.95%, 2/1/2023	304,000	308,058
2.15%, 8/1/2031	175,000	173,541
2.20%, 2/3/2025	427,000	437,355
2.38%, 1/18/2023	106,000	107,902
2.70%, 8/3/2026	311,000	324,538
3.40%, 2/11/2024	212,000	222,278
4.50%, 12/16/2025	226,000	248,749
BankUnited, Inc.:
4.88%, 11/17/2025	185,000	203,494
5.13%, 6/11/2030	199,000	226,335
Barclays PLC:
3.65%, 3/16/2025	100,000	105,734
3.68%, 1/10/2023	208,000	208,100
4.34%, 1/10/2028	181,000	198,115
4.38%, 9/11/2024	418,000	446,198
4.38%, 1/12/2026	330,000	360,532
4.84%, 5/9/2028	858,000	943,208
4.95%, 1/10/2047	140,000	181,374
5.20%, 5/12/2026	355,000	397,231
5.25%, 8/17/2045	393,500	522,285
1 year CMT + 0.80%, 1.01%, 12/10/2024 (c)	249,000	247,167
1 year CMT + 1.20%, 2.67%, 3/10/2032 (c)	600,000	595,152
1 year CMT + 1.90%, 2.65%, 6/24/2031 (c)	200,000	199,576
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (c)	673,000	700,963
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (c)	1,024,000	1,077,801
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (c)	404,000	462,285
3 Month USD LIBOR + 3.05%, 5.09%, 6/20/2030 (c)	590,000	667,839
SOFR + 2.71%, 2.85%, 5/7/2026 (c)	235,000	242,243
5 year CMT +2.90%, 3.56%, 9/23/2035 (c)	407,000	416,731
BNP Paribas SA:
Series MTN, 3.25%, 3/3/2023	100,000	102,955
Series MTN, 4.25%, 10/15/2024	293,000	315,918
BPCE SA:
4.00%, 4/15/2024	534,000	568,523
Series MTN, 3.38%, 12/2/2026 (b)	241,000	258,518
Canadian Imperial Bank of Commerce:
0.50%, 12/14/2023	248,000	245,012
Security Description	Principal Amount	Value
0.95%, 6/23/2023	$ 520,000	$ 520,416
0.95%, 10/23/2025	375,000	367,102
1.00%, 10/18/2024	150,000	148,647
2.25%, 1/28/2025	127,000	129,912
3.10%, 4/2/2024	348,000	363,030
Series BKNT, 3.50%, 9/13/2023	285,000	297,953
Citibank NA Series BKNT, 3.65%, 1/23/2024	1,183,000	1,246,539
Citigroup, Inc.:
3.20%, 10/21/2026	1,206,000	1,278,336
3.40%, 5/1/2026	428,000	459,051
3.50%, 5/15/2023	303,000	313,338
3.70%, 1/12/2026	501,000	541,636
3.75%, 6/16/2024 (b)	128,000	135,871
3.88%, 10/25/2023	151,000	159,149
3.88%, 3/26/2025	216,000	230,265
4.00%, 8/5/2024	192,000	204,394
4.13%, 7/25/2028	600,000	659,484
4.30%, 11/20/2026	328,000	362,958
4.40%, 6/10/2025	901,000	981,784
4.45%, 9/29/2027	848,500	946,086
4.60%, 3/9/2026	752,000	830,351
4.65%, 7/30/2045	241,000	304,516
4.65%, 7/23/2048	623,000	802,617
4.75%, 5/18/2046	448,000	554,530
5.30%, 5/6/2044	250,000	326,962
5.50%, 9/13/2025	368,000	416,072
5.88%, 2/22/2033	107,000	135,835
5.88%, 1/30/2042	237,000	335,180
6.00%, 10/31/2033	287,000	371,708
6.68%, 9/13/2043	486,000	730,803
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (c)	989,000	1,033,109
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (c)	475,000	495,425
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	404,000	433,205
3 Month USD LIBOR + 1.17%, 3.88%, 1/24/2039 (b) (c)	420,000	476,356
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (c)	595,000	656,059
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (c)	888,000	979,571
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	1,145,000	1,234,951
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	372,000	403,360

See accompanying notes to financial statements.
18

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (c)	$ 235,000	$ 287,492
SOFR + 0.53%, 1.28%, 11/3/2025 (b) (c)	150,000	149,684
SOFR + 0.67%, 0.98%, 5/1/2025 (c)	590,000	585,764
SOFR + 0.69%, 0.78%, 10/30/2024 (c)	565,000	561,390
SOFR + 0.77%, 1.46%, 6/9/2027 (b) (c)	831,000	815,834
SOFR + 1.15%, 2.67%, 1/29/2031 (c)	768,000	779,804
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	300,000	301,710
SOFR + 1.18%, 2.52%, 11/3/2032 (b) (c)	355,000	355,121
SOFR + 1.38%, 2.90%, 11/3/2042 (c)	250,000	247,085
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	408,000	423,941
SOFR + 1.67%, 1.68%, 5/15/2024 (c)	392,000	396,273
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	901,000	908,442
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	1,268,000	1,329,409
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	828,000	946,081
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	390,000	513,681
Citizens Bank NA/Providence RI:
Series BKNT, 2.25%, 4/28/2025	350,000	358,526
Series BKNT, 3.70%, 3/29/2023	165,000	170,277
Series BKNT, 3.75%, 2/18/2026	418,000	450,654
Citizens Financial Group, Inc.:
2.85%, 7/27/2026	250,000	260,645
3.25%, 4/30/2030 (b)	141,000	149,459
Comerica Bank Series BKNT, 2.50%, 7/23/2024	500,000	516,505
Comerica, Inc. 4.00%, 2/1/2029	214,000	239,353
Cooperatieve Rabobank UA:
0.38%, 1/12/2024	250,000	246,910
2.75%, 1/10/2023	135,000	138,012
5.25%, 8/4/2045	391,000	521,477
5.75%, 12/1/2043	409,000	570,301
Series BKNT, 3.75%, 7/21/2026	440,000	473,603
Series BKNT, 5.25%, 5/24/2041	593,000	828,142
Security Description	Principal Amount	Value
Series MTN, 3.38%, 5/21/2025	$ 271,000	$ 289,043
Credit Suisse AG:
0.50%, 2/2/2024	285,000	281,569
1.00%, 5/5/2023	785,000	787,041
1.25%, 8/7/2026	422,000	411,509
2.95%, 4/9/2025	763,000	799,036
Series FXD, 0.52%, 8/9/2023	250,000	248,343
Series MTN, 3.63%, 9/9/2024	672,000	712,837
Credit Suisse Group AG 4.88%, 5/15/2045	534,000	675,393
Credit Suisse Group Funding Guernsey, Ltd.:
3.80%, 6/9/2023	552,000	572,165
4.55%, 4/17/2026	342,000	376,627
Deutsche Bank AG:
0.90%, 5/28/2024	300,000	297,438
1.69%, 3/19/2026	202,000	201,455
3.70%, 5/30/2024	150,000	157,349
3.95%, 2/27/2023	100,000	103,143
4.10%, 1/13/2026	200,000	214,188
SOFR + 1.13%, 1.45%, 4/1/2025 (c)	675,000	671,098
SOFR + 1.22%, 2.31%, 11/16/2027 (c)	340,000	339,929
SOFR + 1.72%, 3.04%, 5/28/2032 (c)	307,000	309,192
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	590,000	589,257
SOFR + 2.16%, 2.22%, 9/18/2024 (c)	200,000	202,636
SOFR + 2.58%, 3.96%, 11/26/2025 (c)	700,000	740,376
SOFR + 3.04%, 3.55%, 9/18/2031 (c)	440,000	463,914
Discover Bank:
Series BKNT, 2.70%, 2/6/2030	125,000	126,645
Series BKNT, 3.35%, 2/6/2023	417,000	427,050
Series BKNT, 3.45%, 7/27/2026	252,000	266,951
Series BKNT, 4.20%, 8/8/2023	469,000	492,183
Series BKNT, 4.25%, 3/13/2026	100,000	109,210
Series BKNT, 4.65%, 9/13/2028	255,000	289,703
Fifth Third Bancorp:
1.63%, 5/5/2023	118,000	119,108
2.38%, 1/28/2025	166,000	170,371
2.55%, 5/5/2027	375,000	387,690
3.95%, 3/14/2028	217,000	239,607
4.30%, 1/16/2024	295,000	312,042
8.25%, 3/1/2038	312,000	511,983

See accompanying notes to financial statements.
19

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Fifth Third Bank Class BKNT, 2.25%, 2/1/2027	$ 150,000	$ 153,506
Fifth Third Bank NA:
Series BKNT, 3.85%, 3/15/2026	285,000	307,760
Series BKNT, 3.95%, 7/28/2025	292,000	317,775
First Horizon Bank Series BKNT, 5.75%, 5/1/2030	145,000	174,017
First Horizon Corp. 3.55%, 5/26/2023	150,000	154,610
First Republic Bank:
Series BKNT, 4.63%, 2/13/2047	178,000	224,266
Series BKNT, SOFR + 0.62%, 1.91%, 2/12/2024 (c)	150,000	151,634
FNB Corp. 2.20%, 2/24/2023	35,000	35,334
Goldman Sachs Capital I 6.35%, 2/15/2034	160,000	220,880
Goldman Sachs Group, Inc.:
0.52%, 3/8/2023	365,000	363,934
1.22%, 12/6/2023	500,000	501,160
2.60%, 2/7/2030	537,000	545,952
3.20%, 2/23/2023	321,000	329,169
3.50%, 1/23/2025	726,000	765,799
3.50%, 11/16/2026	1,535,000	1,636,955
3.63%, 1/22/2023	503,000	517,617
3.63%, 2/20/2024	685,000	718,490
3.75%, 5/22/2025	247,000	263,658
3.75%, 2/25/2026	399,000	429,312
3.80%, 3/15/2030	305,000	335,442
3.85%, 1/26/2027	794,000	854,868
4.00%, 3/3/2024	928,000	984,441
4.25%, 10/21/2025	492,000	536,831
4.75%, 10/21/2045	359,000	462,579
5.15%, 5/22/2045	445,000	577,499
5.95%, 1/15/2027	396,000	466,951
6.13%, 2/15/2033	328,000	431,523
6.25%, 2/1/2041	735,000	1,067,602
6.45%, 5/1/2036	23,000	31,409
6.75%, 10/1/2037	1,712,000	2,427,479
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	744,000	826,770
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	333,000	380,832
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	662,500	790,111
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	836,000	902,261
Security Description	Principal Amount	Value
SOFR + 0.49%, 0.93%, 10/21/2024 (c)	$ 525,000	$ 522,763
SOFR + 0.51%, 0.66%, 9/10/2024 (c)	250,000	248,055
SOFR + 0.57%, 0.67%, 3/8/2024 (c)	500,000	497,985
SOFR + 0.61%, 0.86%, 2/12/2026 (c)	619,000	606,942
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	950,000	930,477
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	730,000	727,576
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	780,000	746,546
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	825,000	830,470
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	988,000	993,019
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	610,000	631,539
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	750,000	738,532
Series FXD, 0.48%, 1/27/2023	940,000	937,415
Series MTN, 3.85%, 7/8/2024	724,000	765,753
Series MTN, 4.80%, 7/8/2044	654,000	834,340
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (c)	510,000	496,893
HSBC Bank USA NA:
Series BKNT, 5.63%, 8/15/2035	386,000	488,579
Series BKNT, 5.88%, 11/1/2034	200,000	256,416
HSBC Holdings PLC:
3.60%, 5/25/2023	267,000	276,951
3.90%, 5/25/2026	216,000	233,323
4.25%, 3/14/2024	808,000	853,604
4.25%, 8/18/2025	692,000	743,353
4.38%, 11/23/2026	490,000	534,894
4.95%, 3/31/2030	400,000	469,040
5.25%, 3/14/2044	664,000	864,999
6.10%, 1/14/2042	174,000	249,203
6.50%, 5/2/2036	560,000	761,701
6.50%, 9/15/2037	1,059,000	1,458,942
6.80%, 6/1/2038	857,000	1,219,588
7.63%, 5/17/2032	100,000	138,028
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (c)	290,000	300,866
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (c)	711,000	746,586

See accompanying notes to financial statements.
20

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	$ 722,000	$ 779,644
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (c)	1,109,000	1,242,435
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	1,011,000	1,092,901
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (c)	712,000	774,094
SOFR + 0.53%, 0.73%, 8/17/2024 (c)	405,000	401,351
SOFR + 0.71%, 0.98%, 5/24/2025 (c)	583,000	575,905
SOFR + 1.29%, 1.59%, 5/24/2027 (c)	405,000	395,713
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	235,000	230,516
SOFR + 1.40%, 2.63%, 11/7/2025 (c)	612,000	628,451
SOFR + 1.41%, 2.87%, 11/22/2032 (c)	250,000	252,275
SOFR + 1.54%, 1.65%, 4/18/2026 (c)	175,000	173,784
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	528,000	516,960
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	854,000	859,252
SOFR + 1.95%, 2.36%, 8/18/2031 (c)	200,000	195,396
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	266,000	269,908
Huntington Bancshares, Inc.:
2.55%, 2/4/2030	186,000	189,009
2.63%, 8/6/2024	273,000	281,329
4.00%, 5/15/2025	150,000	161,427
5 year CMT + 1.17%, 2.49%, 8/15/2036 (c) (d)	250,000	239,483
Huntington National Bank Series BKNT, 3.55%, 10/6/2023	220,000	229,669
Industrial & Commercial Bank of China, Ltd. 3.54%, 11/8/2027	190,000	205,842
ING Groep NV:
3.55%, 4/9/2024	243,000	254,849
3.95%, 3/29/2027	401,000	439,580
4.05%, 4/9/2029	181,000	202,115
4.10%, 10/2/2023	546,000	574,556
4.55%, 10/2/2028	255,000	292,569
SOFR + 1.32%, 2.73%, 4/1/2032 (c)	200,000	203,830
Series VAR, SOFR + 1.01%, 1.73%, 4/1/2027 (c)	200,000	198,666
Security Description	Principal Amount	Value
Intesa Sanpaolo SpA 5.25%, 1/12/2024	$ 120,000	$ 128,844
JPMorgan Chase & Co.:
2.70%, 5/18/2023	445,000	455,150
2.95%, 10/1/2026	1,023,000	1,080,472
2.97%, 1/15/2023	311,000	318,411
3.13%, 1/23/2025	448,000	470,996
3.20%, 1/25/2023	814,000	835,954
3.20%, 6/15/2026	867,000	920,546
3.30%, 4/1/2026	757,000	807,590
3.38%, 5/1/2023	108,000	111,457
3.63%, 5/13/2024	663,000	701,666
3.63%, 12/1/2027	437,000	471,117
3.88%, 2/1/2024	300,000	317,565
3.88%, 9/10/2024	986,000	1,049,341
3.90%, 7/15/2025	698,000	755,264
4.13%, 12/15/2026	447,000	493,081
4.25%, 10/1/2027	139,000	155,677
4.95%, 6/1/2045	209,000	272,858
5.40%, 1/6/2042	782,000	1,063,606
5.63%, 8/16/2043	350,000	486,748
6.40%, 5/15/2038	633,000	921,699
7.63%, 10/15/2026	1,000,000	1,259,090
8.00%, 4/29/2027	500,000	647,345
8.75%, 9/1/2030	328,000	492,686
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (c)	618,000	638,320
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (c)	885,000	922,356
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	441,000	472,942
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (c)	654,000	688,878
3 Month USD LIBOR + 1.12%, 4.01%, 4/23/2029 (c)	255,000	281,724
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	528,000	549,273
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (c)	490,000	534,487
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (c)	528,000	611,868
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027 (c)	428,000	463,344
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	805,000	899,056

See accompanying notes to financial statements.
21

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (c)	$ 731,000	$ 829,583
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	322,000	348,839
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	234,000	265,089
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	306,000	329,314
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	643,000	752,792
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	426,000	519,077
SOFR + 0.42%, 0.56%, 2/16/2025 (c)	160,000	157,824
SOFR + 0.49%, 0.77%, 8/9/2025 (c)	335,000	330,039
SOFR + 0.54%, 0.82%, 6/1/2025 (c)	585,000	578,202
SOFR + 0.58%, 0.70%, 3/16/2024 (c)	757,000	755,509
SOFR + 0.58%, 0.97%, 6/23/2025 (c)	350,000	346,780
SOFR + 0.60%, 0.65%, 9/16/2024 (c)	446,000	443,703
SOFR + 0.61%, 1.56%, 12/10/2025 (c)	800,000	801,424
SOFR + 0.70%, 1.04%, 2/4/2027 (c)	537,000	519,483
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	385,000	377,387
SOFR + 0.80%, 1.05%, 11/19/2026 (c)	749,000	729,623
SOFR + 1.02%, 2.07%, 6/1/2029 (c)	580,000	575,163
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	234,000	225,321
SOFR + 1.11%, 1.76%, 11/19/2031 (c)	625,000	592,894
SOFR + 1.16%, 2.30%, 10/15/2025 (c)	474,000	484,532
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	525,000	528,554
SOFR + 1.25%, 2.58%, 4/22/2032 (c)	771,000	780,607
SOFR + 1.46%, 1.51%, 6/1/2024 (c)	976,000	982,969
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	250,000	260,313
SOFR + 1.51%, 2.53%, 11/19/2041 (c)	392,000	373,102
SOFR + 1.51%, 2.74%, 10/15/2030 (c)	993,000	1,018,868
Security Description	Principal Amount	Value
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	$ 690,000	$ 743,965
SOFR + 1.59%, 2.01%, 3/13/2026 (c)	244,000	247,026
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	646,000	655,819
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	875,000	880,959
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	275,000	278,187
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	390,000	402,402
SOFR + 2.46%, 3.11%, 4/22/2041 (c)	985,000	1,020,805
SOFR + 2.52%, 2.96%, 5/13/2031 (c)	515,000	532,968
SOFR + 3.79%, 4.49%, 3/24/2031 (c)	1,321,000	1,529,282
KeyBank NA:
Series BKNT, 3.38%, 3/7/2023	100,000	103,010
Series BKNT, 3.40%, 5/20/2026	80,000	84,995
Series BKNT, 3.90%, 4/13/2029	116,000	127,711
Series BKNT, SOFR + 0.34%, 0.42%, 1/3/2024 (c)	250,000	249,068
KeyCorp.:
Series MTN, 2.25%, 4/6/2027	581,000	590,761
Series MTN, 2.55%, 10/1/2029	309,000	316,228
Series MTN, 4.10%, 4/30/2028	229,000	256,540
Series MTN, 4.15%, 10/29/2025	320,000	350,118
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	755,000	776,080
Series GMTN, 1.75%, 7/27/2026 (b)	242,000	246,574
Lloyds Banking Group PLC:
3.75%, 1/11/2027	409,000	442,174
3.90%, 3/12/2024	258,000	272,342
4.05%, 8/16/2023	383,000	401,158
4.38%, 3/22/2028	299,000	336,211
4.45%, 5/8/2025	108,000	117,418
4.50%, 11/4/2024	305,000	328,598
4.58%, 12/10/2025	569,000	620,881
5.30%, 12/1/2045	350,000	462,682
1 year CMT + 0.55%, 0.70%, 5/11/2024 (c)	325,000	323,589
1 year CMT + 0.85%, 1.63%, 5/11/2027 (c)	205,000	201,624
1 year CMT + 3.50%, 3.87%, 7/9/2025 (c)	996,000	1,052,852

See accompanying notes to financial statements.
22

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (c)	$ 485,000	$ 518,446
M&T Bank Corp. 3.55%, 7/26/2023	169,000	175,461
Manufacturers & Traders Trust Co. Series BKNT, 3.40%, 8/17/2027	200,000	214,044
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	263,000	261,312
2.05%, 7/17/2030	230,000	223,489
2.19%, 2/25/2025	665,000	678,739
2.53%, 9/13/2023	100,000	102,597
2.56%, 2/25/2030	453,000	457,693
2.76%, 9/13/2026	168,000	174,443
2.80%, 7/18/2024	505,000	523,337
3.20%, 7/18/2029	529,000	558,460
3.29%, 7/25/2027	225,000	240,347
3.41%, 3/7/2024	211,000	220,947
3.46%, 3/2/2023	175,000	180,194
3.68%, 2/22/2027 (b)	215,000	233,849
3.74%, 3/7/2029	613,000	671,351
3.75%, 7/18/2039	310,000	350,861
3.76%, 7/26/2023	610,000	636,645
3.78%, 3/2/2025 (b)	221,000	236,673
3.85%, 3/1/2026	99,000	107,257
3.96%, 3/2/2028 (b)	118,000	130,827
4.05%, 9/11/2028	224,000	250,186
4.15%, 3/7/2039 (b)	93,000	110,131
4.29%, 7/26/2038	315,000	379,714
1 year CMT + 0.45%, 0.96%, 10/11/2025 (c)	410,000	404,358
1 year CMT + 0.55%, 0.95%, 7/19/2025 (c)	250,000	247,145
1 year CMT + 0.67%, 1.64%, 10/13/2027 (c)	500,000	493,035
1 year CMT + 0.68%, 0.85%, 9/15/2024 (c)	765,000	761,244
1 year CMT + 0.75%, 1.54%, 7/20/2027 (c)	250,000	245,738
1 year CMT + 0.95%, 2.31%, 7/20/2032 (c)	372,000	367,227
1 year CMT + 0.970%, 2.49%, 10/13/2032 (c)	350,000	349,842
Mizuho Financial Group, Inc.:
2.56%, 9/13/2031	200,000	195,178
2.84%, 9/13/2026	397,000	413,813
3.17%, 9/11/2027	272,000	287,072
3.55%, 3/5/2023	267,000	275,250
4.02%, 3/5/2028	210,000	233,321
1 year CMT + 0.67%, 1.23%, 5/22/2027 (c)	195,000	188,941
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (c)	175,000	177,317
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (c)	$ 220,000	$ 229,838
3 Month USD LIBOR + 1.07%, 2.59%, 5/25/2031 (c)	275,000	277,040
3 Month USD LIBOR + 1.13%, 3.15%, 7/16/2030 (c)	200,000	209,994
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (c)	254,000	283,284
SOFR - 0.87%, 0.85%, 9/8/2024 (c)	215,000	214,078
SOFR - 1.25%, 1.24%, 7/10/2024 (c)	245,000	245,593
SOFR + 1.24%, 2.84%, 7/16/2025 (c)	207,000	214,052
SOFR + 1.36%, 2.56%, 9/13/2025 (c)	100,000	102,690
SOFR + 1.53%, 1.98%, 9/8/2031 (c)	225,000	216,110
SOFR + 1.77%, 2.20%, 7/10/2031 (c)	288,000	281,399
1 year CMT + 0.75%, 1.55%, 7/9/2027 (c)	200,000	196,418
1 year CMT + 0.870%, 2.17%, 5/22/2032 (b) (c)	600,000	582,870
1 year CMT + 0.90%, 2.26%, 7/9/2032 (b) (c)	200,000	195,758
Morgan Stanley:
3.95%, 4/23/2027	697,000	766,477
4.30%, 1/27/2045	578,000	710,524
4.38%, 1/22/2047	140,000	175,574
5.00%, 11/24/2025	553,000	619,017
6.38%, 7/24/2042	1,350,000	2,044,089
7.25%, 4/1/2032	233,000	334,192
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (c)	822,000	850,754
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	739,000	797,159
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (c)	262,000	314,164
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	417,000	474,625
SOFR + 0.53%, 0.79%, 5/30/2025 (c)	492,000	485,506
SOFR + 0.62%, 0.73%, 4/5/2024 (c)	1,062,000	1,058,612
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	1,008,000	977,831
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	1,164,000	1,152,069

See accompanying notes to financial statements.
23

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	$ 750,000	$ 721,927
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	520,000	545,366
Series F, 3.88%, 4/29/2024	701,000	743,754
Series GMTN, 3.13%, 1/23/2023	691,000	708,012
Series GMTN, 3.70%, 10/23/2024	620,000	660,449
Series GMTN, 3.75%, 2/25/2023	400,000	413,824
Series GMTN, 3.88%, 1/27/2026	803,000	870,556
Series GMTN, 4.00%, 7/23/2025	791,000	857,934
Series GMTN, 4.35%, 9/8/2026	653,000	723,276
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (c)	972,000	1,058,352
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	275,000	313,151
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	1,157,000	1,185,173
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (c)	120,000	179,183
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (c)	244,000	240,665
Series MTN, 3.13%, 7/27/2026	1,026,000	1,087,693
Series MTN, 6.25%, 8/9/2026	200,000	238,746
Series MTN, SOFR + 0.46%, 0.53%, 1/25/2024 (c)	1,730,000	1,724,118
Series MTN, SOFR + 0.51%, 0.79%, 1/22/2025 (c)	750,000	742,837
Series MTN, SOFR + 0.56%, 1.16%, 10/21/2025 (c)	555,000	550,149
Series MTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	1,000,000	984,210
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	720,000	687,938
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	355,000	336,402
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (c)	385,000	396,858
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	$ 750,000	$ 734,797
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	530,000	529,486
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	132,000	129,598
National Australia Bank, Ltd.:
2.88%, 4/12/2023	243,000	249,488
3.00%, 1/20/2023	206,000	211,026
Series BKNT, 2.50%, 7/12/2026 (b)	542,000	565,133
National Bank of Canada:
Series FXD, 0.75%, 8/6/2024	250,000	246,560
Series MTN, 2.10%, 2/1/2023	430,000	435,728
Series MTN, 1 year CMT + 0.40%, 0.55%, 11/15/2024 (c)	250,000	247,195
Natwest Group PLC:
3.88%, 9/12/2023	593,000	618,339
4.80%, 4/5/2026	301,000	335,609
5.13%, 5/28/2024	150,000	161,793
6.00%, 12/19/2023	100,000	108,609
6.10%, 6/10/2023	100,000	106,625
1 year CMT + 0.90%, 1.64%, 6/14/2027 (c)	507,000	499,319
1 year CMT + 2.15%, 2.36%, 5/22/2024 (c)	280,000	284,477
1 year CMT + 2.55%, 3.07%, 5/22/2028 (c)	1,203,000	1,253,610
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (c)	350,000	366,254
3 Month USD LIBOR + 1.75%, 4.89%, 5/18/2029 (c)	600,000	686,346
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (c)	341,000	383,700
5 year CMT + 2.10%, 3.75%, 11/1/2029 (c)	427,000	445,600
5 year CMT + 2.35%, 3.03%, 11/28/2035 (c)	359,000	353,902
Northern Trust Corp.:
1.95%, 5/1/2030	341,000	337,911
3.15%, 5/3/2029 (b)	122,000	131,301
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	511,000	537,925
PNC Bank NA:
2.50%, 8/27/2024	247,000	255,235
3.80%, 7/25/2023	163,000	169,800

See accompanying notes to financial statements.
24

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 2.70%, 10/22/2029	$ 610,000	$ 629,654
Series BKNT, 2.95%, 2/23/2025	159,000	166,961
Series BKNT, 3.10%, 10/25/2027 (b)	195,000	208,761
Series BKNT, 3.25%, 6/1/2025	210,000	223,169
Series BKNT, 3.25%, 1/22/2028	225,000	241,531
Series BKNT, 3.88%, 4/10/2025	164,000	175,772
Series BKNT, 4.05%, 7/26/2028	443,000	497,245
PNC Financial Services Group Inc 1.15%, 8/13/2026	250,000	247,010
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	459,000	471,090
2.55%, 1/22/2030	490,000	505,293
3.15%, 5/19/2027	243,000	261,546
3.45%, 4/23/2029	406,000	441,874
3.50%, 1/23/2024	637,000	667,060
3.90%, 4/29/2024	257,000	272,063
SOFR + 0.98%, 2.31%, 4/23/2032 (c)	176,000	177,452
Regions Bank Series BKNT, 6.45%, 6/26/2037	250,000	349,652
Regions Financial Corp.:
1.80%, 8/12/2028	250,000	244,785
2.25%, 5/18/2025	120,000	122,604
Royal Bank of Canada:
0.65%, 7/29/2024	425,000	419,216
1.40%, 11/2/2026	200,000	197,266
Series GMTN, 0.43%, 1/19/2024	215,000	212,407
Series GMTN, 0.88%, 1/20/2026	402,000	391,339
Series GMTN, 1.15%, 7/14/2026	572,000	560,211
Series GMTN, 1.60%, 4/17/2023	75,000	75,835
Series GMTN, 1.95%, 1/17/2023	207,000	209,857
Series GMTN, 2.25%, 11/1/2024	362,000	372,114
Series GMTN, 2.55%, 7/16/2024	399,000	412,506
Series GMTN, 3.70%, 10/5/2023	562,000	589,369
Series MTN, 0.50%, 10/26/2023	325,000	322,787
Series MTN, 1.15%, 6/10/2025	672,000	666,107
Security Description	Principal Amount	Value
Santander Holdings USA, Inc.:
3.40%, 1/18/2023	$ 100,000	$ 102,205
3.45%, 6/2/2025	387,000	406,427
4.40%, 7/13/2027	397,000	436,271
4.50%, 7/17/2025	433,000	468,787
3.50%, 6/7/2024	440,000	458,823
Santander UK Group Holdings PLC:
3.57%, 1/10/2023	248,000	248,109
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (c)	645,000	659,009
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	197,000	211,359
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (c)	247,000	262,190
SOFR + 0.79%, 1.09%, 3/15/2025 (c)	550,000	545,088
SOFR + 1.47%, 2.90%, 3/15/2032 (c)	245,000	247,573
1 year CMT + 1.25%, 1.53%, 8/21/2026 (c)	250,000	246,090
Santander UK PLC 4.00%, 3/13/2024	300,000	317,643
Sumitomo Mitsui Banking Corp.:
3.00%, 1/18/2023	250,000	255,643
3.95%, 7/19/2023	328,000	342,908
3.95%, 1/10/2024	300,000	316,616
Series GMTN, 3.65%, 7/23/2025	150,000	160,845
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026	400,000	387,956
1.40%, 9/17/2026	250,000	244,143
1.47%, 7/8/2025	895,000	890,131
1.71%, 1/12/2031	250,000	235,555
1.90%, 9/17/2028	350,000	343,346
2.14%, 9/23/2030	404,000	388,434
2.22%, 9/17/2031	450,000	440,784
2.30%, 1/12/2041	330,000	305,105
2.35%, 1/15/2025	255,000	261,202
2.45%, 9/27/2024	164,000	168,576
2.63%, 7/14/2026	406,000	421,038
2.70%, 7/16/2024	521,000	538,355
2.72%, 9/27/2029	295,000	301,938
2.75%, 1/15/2030	500,000	511,770
2.93%, 9/17/2041	125,000	122,365
3.01%, 10/19/2026	108,000	113,594
3.04%, 7/16/2029	808,000	843,762
3.10%, 1/17/2023	471,000	481,866
3.20%, 9/17/2029	275,000	286,014
3.36%, 7/12/2027	139,000	149,161

See accompanying notes to financial statements.
25

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.45%, 1/11/2027	$ 360,000	$ 386,287
3.54%, 1/17/2028 (b)	229,000	247,922
3.75%, 7/19/2023	127,000	132,380
3.78%, 3/9/2026	594,000	640,950
3.94%, 7/19/2028	77,000	85,294
SVB Financial Group:
1.80%, 10/28/2026	300,000	299,034
1.80%, 2/2/2031	70,000	66,334
3.13%, 6/5/2030	251,000	263,540
Svenska Handelsbanken AB Series BKNT, 3.90%, 11/20/2023	365,000	385,476
Toronto-Dominion Bank:
0.55%, 3/4/2024	250,000	247,298
1.25%, 12/13/2024	65,000	65,049
USD 5 Year swap Rate + 2.21%, 3.63%, 9/15/2031 (c)	100,000	107,412
Series GMTN, 3.25%, 3/11/2024	206,000	215,719
Series MTN, 0.25%, 1/6/2023	435,000	433,669
Series MTN, 0.30%, 6/2/2023	368,000	365,792
Series MTN, 0.45%, 9/11/2023	625,000	620,850
Series MTN, 0.70%, 9/10/2024 (b)	250,000	247,013
Series MTN, 0.75%, 6/12/2023	430,000	430,056
Series MTN, 0.75%, 9/11/2025	629,000	612,866
Series MTN, 0.75%, 1/6/2026	250,000	242,508
Series MTN, 1.15%, 6/12/2025	460,000	456,486
Series MTN, 1.20%, 6/3/2026	250,000	245,805
Series MTN, 1.25%, 9/10/2026	250,000	245,690
Series MTN, 2.00%, 9/10/2031	287,000	282,833
Series MTN, 2.65%, 6/12/2024	302,000	313,201
Truist Bank:
Series BKNT, 2.25%, 3/11/2030	115,000	114,796
Series BKNT, 1.50%, 3/10/2025	246,000	247,567
Series BKNT, 2.15%, 12/6/2024 (b)	462,000	476,220
Series BKNT, 2.75%, 5/1/2023	245,000	251,191
Series BKNT, 3.00%, 2/2/2023	403,000	412,039
Series BKNT, 3.30%, 5/15/2026 (b)	171,000	181,999
Security Description	Principal Amount	Value
Series BKNT, 3.63%, 9/16/2025	$ 268,000	$ 286,800
Series BKNT, 5 year CMT + 1.15%, 2.64%, 9/17/2029 (c)	485,000	498,924
Series BNKT, 3.20%, 4/1/2024	216,000	226,137
Truist Financial Corp.:
4.00%, 5/1/2025	185,000	199,757
Series MTN, 1.13%, 8/3/2027	372,000	360,025
Series MTN, 1.20%, 8/5/2025	228,000	226,520
Series MTN, 1.95%, 6/5/2030 (b)	198,000	195,545
Series MTN, 2.20%, 3/16/2023	314,000	319,077
Series MTN, 2.50%, 8/1/2024	195,000	201,392
Series MTN, 2.85%, 10/26/2024	648,000	677,445
Series MTN, 3.70%, 6/5/2025 (b)	390,000	419,180
Series MTN, 3.75%, 12/6/2023	149,000	156,611
Series MTN, 3.88%, 3/19/2029	208,000	229,249
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (c)	268,000	262,669
US Bancorp:
1.45%, 5/12/2025	375,000	376,781
2.40%, 7/30/2024	393,000	406,142
3.38%, 2/5/2024	263,000	275,782
5 year CMT + 0.95%, 2.49%, 11/3/2036 (c)	480,000	478,642
Series DMTN, 3.00%, 7/30/2029	151,000	159,399
Series MTN, 1.38%, 7/22/2030 (b)	130,000	122,467
Series MTN, 3.10%, 4/27/2026	422,000	446,755
Series MTN, 3.60%, 9/11/2024	209,000	222,046
Series MTN, 3.70%, 1/30/2024	354,000	373,601
Series MTN, 3.90%, 4/26/2028	200,000	224,616
Series MTN, 3.95%, 11/17/2025	200,000	218,668
Series V, 2.38%, 7/22/2026 (b)	410,000	426,174
Series X, 3.15%, 4/27/2027	338,000	362,505
US Bank NA:
Series BKNT, 2.80%, 1/27/2025	100,000	104,378

See accompanying notes to financial statements.
26

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 2.85%, 1/23/2023	$ 699,000	$ 714,175
Series BKNT, 3.40%, 7/24/2023	265,000	275,460
Valley National Bancorp. SOFR + 2.36%, 3.00%, 6/15/2031 (c)	105,000	105,878
Wachovia Corp. 7.57%, 8/1/2026 (e)	943,000	1,168,603
Webster Financial Corp. 4.10%, 3/25/2029	272,000	298,732
Wells Fargo & Co.:
3.00%, 4/22/2026	578,000	607,507
3.00%, 10/23/2026	842,000	885,590
3.90%, 5/1/2045	539,000	617,511
4.48%, 1/16/2024	243,000	258,766
5.38%, 11/2/2043	513,000	673,805
5.61%, 1/15/2044	596,000	804,594
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	417,000	424,877
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	821,000	839,949
Series GMTN, 4.30%, 7/22/2027	636,000	710,914
Series GMTN, 4.90%, 11/17/2045	346,000	436,102
Series M, 3.45%, 2/13/2023	463,000	476,163
Series MTN, 3.00%, 2/19/2025	690,000	721,029
Series MTN, 3.30%, 9/9/2024	613,000	645,262
Series MTN, 3.55%, 9/29/2025	415,000	443,120
Series MTN, 4.10%, 6/3/2026	1,112,000	1,212,647
Series MTN, 4.15%, 1/24/2029	645,000	721,181
Series MTN, 4.40%, 6/14/2046	888,000	1,051,099
Series MTN, 4.65%, 11/4/2044	434,000	525,843
Series MTN, 4.75%, 12/7/2046	459,000	570,913
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (c)	783,000	795,943
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (c)	843,000	890,301
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	1,105,000	1,188,251
Series MTN, SOFR + 0.51%, 0.81%, 5/19/2025 (c)	209,000	206,659
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.09%, 2.41%, 10/30/2025 (c)	$ 961,000	$ 984,746
Series MTN, SOFR + 1.26%, 2.57%, 2/11/2031 (c)	575,000	586,908
Series MTN, SOFR + 1.43%, 2.88%, 10/30/2030 (c)	690,000	717,372
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (c)	1,042,000	1,050,742
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	1,260,000	1,280,891
Series MTN, SOFR + 4.03%, 4.48%, 4/4/2031 (b) (c)	645,000	747,884
Series MTN, SOFR + 4.50%, 5.01%, 4/4/2051 (c)	659,000	900,622
Wells Fargo Bank NA:
5.95%, 8/26/2036	165,000	221,880
Series BKNT, 5.85%, 2/1/2037	386,000	520,139
Series BKNT, 6.60%, 1/15/2038	404,000	587,424
Westpac Banking Corp.:
1.15%, 6/3/2026	500,000	491,935
2.00%, 1/13/2023	348,000	352,809
2.15%, 6/3/2031 (b)	500,000	500,630
2.35%, 2/19/2025	450,000	464,580
2.70%, 8/19/2026 (b)	419,000	440,407
2.75%, 1/11/2023	689,000	703,655
2.96%, 11/16/2040	117,000	114,477
3.30%, 2/26/2024	237,000	248,765
3.35%, 3/8/2027	357,000	385,467
3.40%, 1/25/2028	162,000	176,402
3.65%, 5/15/2023 (b)	382,000	397,207
4.42%, 7/24/2039	300,000	351,831
5 year CMT + 1.53%, 3.02%, 11/18/2036 (c)	150,000	148,380
5 year CMT + 2.00%, 4.11%, 7/24/2034 (c)	335,000	361,358
5 year CMT + 1.75%, 2.67%, 11/15/2035 (c)	283,000	275,900
Wintrust Financial Corp. 4.85%, 6/6/2029	155,000	167,718
Zions Bancorp NA 3.25%, 10/29/2029	157,000	162,329
		344,430,819
BEVERAGES — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	700,000	755,111

See accompanying notes to financial statements.
27

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.70%, 2/1/2036	$ 1,439,000	$ 1,738,226
4.90%, 2/1/2046	2,052,000	2,599,207
Anheuser-Busch InBev Finance, Inc.:
3.65%, 2/1/2026	116,000	124,968
4.70%, 2/1/2036	250,000	300,117
4.90%, 2/1/2046	557,000	700,444
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	510,000	554,467
4.00%, 4/13/2028	436,000	484,767
4.35%, 6/1/2040	648,000	762,067
4.38%, 4/15/2038	314,000	367,022
4.44%, 10/6/2048	943,000	1,128,630
4.50%, 6/1/2050	208,000	256,878
4.60%, 4/15/2048	595,500	728,815
4.60%, 6/1/2060	171,000	213,333
4.75%, 1/23/2029	1,173,000	1,365,783
4.90%, 1/23/2031	653,000	786,108
4.95%, 1/15/2042	345,000	432,978
5.45%, 1/23/2039	282,000	369,792
5.55%, 1/23/2049	1,286,000	1,778,679
5.80%, 1/23/2059	350,000	506,677
8.20%, 1/15/2039	355,000	577,461
Brown-Forman Corp.:
4.00%, 4/15/2038	180,000	209,304
4.50%, 7/15/2045	40,000	50,833
Coca-Cola Co 1.45%, 6/1/2027 (b)	118,000	117,429
Coca-Cola Co.:
1.00%, 3/15/2028	595,000	572,146
1.38%, 3/15/2031 (b)	846,000	798,302
1.50%, 3/5/2028 (b)	145,000	142,958
1.65%, 6/1/2030	222,000	215,085
1.75%, 9/6/2024	647,000	659,811
2.00%, 3/5/2031 (b)	165,000	164,515
2.13%, 9/6/2029 (b)	100,000	101,589
2.50%, 3/15/2051	224,000	215,524
2.60%, 6/1/2050	414,000	407,152
2.90%, 5/25/2027	174,000	185,693
3.00%, 3/5/2051	141,000	149,595
3.38%, 3/25/2027	670,000	728,752
3.45%, 3/25/2030	709,000	784,877
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	380,000	358,769
2.75%, 1/22/2030	200,000	204,164
5.25%, 11/26/2043	399,000	521,665
Constellation Brands, Inc.:
2.25%, 8/1/2031	160,000	156,389
3.15%, 8/1/2029	250,000	263,370
3.60%, 2/15/2028	367,000	396,217
4.25%, 5/1/2023	470,000	490,201
4.40%, 11/15/2025	97,000	106,782
4.50%, 5/9/2047	486,000	580,571
Security Description	Principal Amount	Value
4.65%, 11/15/2028	$ 223,000	$ 255,832
4.75%, 11/15/2024	356,000	389,090
5.25%, 11/15/2048	400,000	524,892
Diageo Capital PLC:
1.38%, 9/29/2025	200,000	199,632
2.00%, 4/29/2030	237,000	234,132
2.13%, 4/29/2032	193,000	191,529
2.63%, 4/29/2023	211,000	215,406
3.50%, 9/18/2023	33,000	34,363
3.88%, 5/18/2028 (b)	285,000	318,704
Diageo Captial PLC:
2.13%, 10/24/2024 (b)	580,000	594,535
2.38%, 10/24/2029	118,000	120,504
Diageo Investment Corp.:
4.25%, 5/11/2042 (b)	103,000	125,919
7.45%, 4/15/2035	221,000	338,479
Fomento Economico Mexicano SAB de CV:
3.50%, 1/16/2050	774,000	812,863
4.38%, 5/10/2043	475,000	562,485
Keurig Dr Pepper, Inc.:
2.25%, 3/15/2031	240,000	237,010
2.55%, 9/15/2026	272,000	280,748
3.20%, 5/1/2030	308,000	325,941
3.35%, 3/15/2051	130,000	135,312
3.43%, 6/15/2027	288,000	308,906
3.80%, 5/1/2050	165,000	182,650
4.06%, 5/25/2023	166,000	173,000
4.42%, 5/25/2025	257,000	280,097
4.42%, 12/15/2046	287,000	340,738
4.50%, 11/15/2045	383,000	456,195
4.60%, 5/25/2028	200,000	227,726
4.99%, 5/25/2038	151,000	186,633
5.09%, 5/25/2048	131,000	171,210
Molson Coors Beverage Co.:
4.20%, 7/15/2046	330,000	366,353
5.00%, 5/1/2042	367,000	442,514
Molson Coors Brewing Co. 3.00%, 7/15/2026	390,000	409,219
PepsiCo, Inc.:
0.40%, 10/7/2023	455,000	453,266
0.75%, 5/1/2023	277,000	277,579
1.40%, 2/25/2031 (b)	172,000	164,239
1.63%, 5/1/2030	181,000	176,269
1.95%, 10/21/2031	300,000	299,937
2.25%, 3/19/2025	494,000	511,073
2.63%, 10/21/2041	500,000	505,250
2.75%, 3/1/2023	243,000	248,951
2.75%, 4/30/2025	524,000	548,198
2.75%, 3/19/2030	948,000	1,002,301
2.75%, 10/21/2051	340,000	350,078
2.88%, 10/15/2049	233,000	244,273
3.00%, 10/15/2027 (b)	353,000	379,344
3.38%, 7/29/2049	176,000	198,507
3.45%, 10/6/2046	605,000	683,293

See accompanying notes to financial statements.
28

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.60%, 3/1/2024	$ 117,000	$ 123,242
		40,721,640
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.65%, 8/15/2028	400,000	392,080
2.00%, 1/15/2032	400,000	386,812
2.20%, 2/21/2027	520,000	532,038
2.25%, 8/19/2023	230,000	234,706
2.30%, 2/25/2031	260,000	261,136
2.45%, 2/21/2030	200,000	203,554
2.60%, 8/19/2026	219,000	228,279
2.77%, 9/1/2053	488,000	457,349
2.80%, 8/15/2041	330,000	319,232
3.00%, 1/15/2052	400,000	389,964
3.13%, 5/1/2025	272,000	286,351
3.15%, 2/21/2040	539,000	551,596
3.20%, 11/2/2027	358,000	385,258
3.38%, 2/21/2050	916,000	951,449
3.63%, 5/22/2024	500,000	526,950
4.40%, 5/1/2045	454,000	541,817
4.56%, 6/15/2048	294,000	364,060
4.66%, 6/15/2051	556,000	707,810
4.95%, 10/1/2041	232,000	290,564
5.15%, 11/15/2041	299,000	382,660
Baxalta, Inc.:
4.00%, 6/23/2025	139,000	149,739
5.25%, 6/23/2045	137,000	182,172
Biogen, Inc.:
2.25%, 5/1/2030	474,000	467,108
3.15%, 5/1/2050	433,000	421,976
3.25%, 2/15/2051 (d)	273,000	270,559
4.05%, 9/15/2025	540,000	586,327
Gilead Sciences, Inc.:
0.75%, 9/29/2023	404,000	402,154
1.20%, 10/1/2027 (b)	275,000	265,796
1.65%, 10/1/2030	229,000	219,563
2.60%, 10/1/2040	477,000	457,328
2.80%, 10/1/2050	315,000	304,964
2.95%, 3/1/2027 (b)	400,000	421,364
3.50%, 2/1/2025	429,000	453,942
3.65%, 3/1/2026	937,000	1,010,508
3.70%, 4/1/2024	681,000	715,445
4.00%, 9/1/2036 (b)	220,000	253,090
4.50%, 2/1/2045	537,000	656,386
4.60%, 9/1/2035	209,000	253,191
4.75%, 3/1/2046	605,000	766,716
4.80%, 4/1/2044	487,000	615,583
Illumina, Inc.:
0.55%, 3/23/2023	186,000	185,072
2.55%, 3/23/2031	150,000	150,234
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	184,000	174,125
2.80%, 9/15/2050	370,000	347,604
Security Description	Principal Amount	Value
Royalty Pharma PLC:
1.20%, 9/2/2025	$ 180,000	$ 176,803
1.75%, 9/2/2027	260,000	255,658
2.15%, 9/2/2031	140,000	133,577
2.20%, 9/2/2030	105,000	101,686
3.30%, 9/2/2040	640,000	638,061
3.35%, 9/2/2051	145,000	139,393
3.55%, 9/2/2050 (b)	175,000	173,771
		19,743,560
BUILDING MATERIALS — 0.1%
Carrier Global Corp.:
2.24%, 2/15/2025	685,000	701,803
2.49%, 2/15/2027	215,000	220,723
2.70%, 2/15/2031	500,000	508,670
2.72%, 2/15/2030	682,000	696,765
3.38%, 4/5/2040	317,000	330,656
3.58%, 4/5/2050	477,000	507,428
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	311,000	325,720
Johnson Controls International PLC:
3.90%, 2/14/2026	99,000	107,161
4.50%, 2/15/2047	253,000	307,893
4.63%, 7/2/2044	370,000	451,422
5.13%, 9/14/2045	240,000	314,674
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75%, 9/15/2030	160,000	153,470
Lennox International, Inc.:
1.35%, 8/1/2025	180,000	177,928
1.70%, 8/1/2027	100,000	98,396
3.00%, 11/15/2023	150,000	154,394
Martin Marietta Materials, Inc.:
3.50%, 12/15/2027 (b)	291,000	313,401
4.25%, 7/2/2024	142,000	151,484
Series CB, 2.50%, 3/15/2030	347,000	349,363
Masco Corp.:
1.50%, 2/15/2028	125,000	121,063
2.00%, 10/1/2030	220,000	210,907
2.00%, 2/15/2031 (b)	260,000	249,831
3.13%, 2/15/2051	90,000	89,915
3.50%, 11/15/2027	45,000	48,353
4.50%, 5/15/2047	325,000	392,125
Owens Corning:
3.40%, 8/15/2026	86,000	91,059
3.88%, 6/1/2030	201,000	219,609
3.95%, 8/15/2029	176,000	192,646
4.30%, 7/15/2047	186,000	213,738
4.40%, 1/30/2048	360,000	421,859
Vulcan Materials Co.:
3.50%, 6/1/2030	375,000	404,265
3.90%, 4/1/2027	255,000	279,215

See accompanying notes to financial statements.
29

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 4/1/2025	$ 135,000	$ 146,391
4.50%, 6/15/2047	299,000	366,795
		9,319,122
CHEMICALS — 0.4%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	130,000	130,645
1.85%, 5/15/2027 (b)	548,000	557,036
2.05%, 5/15/2030	323,000	324,957
2.70%, 5/15/2040	213,500	215,221
2.75%, 2/3/2023	100,000	102,177
2.80%, 5/15/2050	165,000	168,125
Cabot Corp. 4.00%, 7/1/2029	135,000	146,453
Celanese US Holdings LLC:
1.40%, 8/5/2026	125,000	121,930
3.50%, 5/8/2024	7,000	7,313
CF Industries, Inc. 4.95%, 6/1/2043	205,000	246,722
Dow Chemical Co.:
2.10%, 11/15/2030 (b)	225,000	221,314
3.60%, 11/15/2050	175,000	189,751
4.38%, 11/15/2042	400,000	477,064
4.63%, 10/1/2044	190,000	232,900
4.80%, 11/30/2028	81,000	94,502
4.80%, 5/15/2049	550,000	702,933
5.25%, 11/15/2041	392,000	506,468
7.38%, 11/1/2029	118,000	158,573
9.40%, 5/15/2039	90,000	161,761
DuPont de Nemours, Inc.:
4.21%, 11/15/2023	837,000	885,094
4.49%, 11/15/2025	312,000	344,747
4.73%, 11/15/2028	446,000	516,959
5.32%, 11/15/2038	446,000	573,578
5.42%, 11/15/2048	510,000	713,031
Eastman Chemical Co.:
4.65%, 10/15/2044	314,000	374,260
4.80%, 9/1/2042	237,000	285,561
Ecolab, Inc.:
1.30%, 1/30/2031 (b)	225,000	210,499
2.13%, 8/15/2050	135,000	119,132
2.70%, 11/1/2026	200,000	210,424
2.75%, 8/18/2055	228,000	224,031
3.25%, 12/1/2027	153,000	165,849
4.80%, 3/24/2030 (b)	248,000	297,568
EI du Pont de Nemours & Co. 2.30%, 7/15/2030	210,000	211,075
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	115,000	116,060
FMC Corp.:
3.20%, 10/1/2026	220,000	232,837
3.45%, 10/1/2029	150,000	159,805
4.50%, 10/1/2049	215,000	258,232
Huntsman International LLC:
2.95%, 6/15/2031 (b)	75,000	76,225
Security Description	Principal Amount	Value
4.50%, 5/1/2029	$ 150,000	$ 166,585
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	540,000	633,490
Linde, Inc.:
2.00%, 8/10/2050	80,000	69,806
3.20%, 1/30/2026	261,000	278,336
3.55%, 11/7/2042	326,000	370,577
Lubrizol Corp. 6.50%, 10/1/2034	70,000	100,877
LYB International Finance B.V. 4.88%, 3/15/2044	176,000	218,654
LYB International Finance III LLC:
1.25%, 10/1/2025	157,000	154,702
2.25%, 10/1/2030	383,000	381,162
3.38%, 10/1/2040	200,000	208,160
3.63%, 4/1/2051	241,000	255,995
3.80%, 10/1/2060	300,000	317,145
4.20%, 10/15/2049	222,000	256,019
LyondellBasell Industries NV:
4.63%, 2/26/2055	224,000	275,159
5.75%, 4/15/2024	571,000	621,836
Mosaic Co.:
4.05%, 11/15/2027	216,000	238,099
4.25%, 11/15/2023	121,000	127,222
4.88%, 11/15/2041	335,000	394,067
NewMarket Corp. 2.70%, 3/18/2031	315,000	314,027
Nutrien, Ltd.:
1.90%, 5/13/2023	70,000	70,890
2.95%, 5/13/2030	200,000	210,944
3.00%, 4/1/2025	110,000	114,700
3.95%, 5/13/2050	200,000	234,122
4.00%, 12/15/2026 (b)	158,000	173,239
4.13%, 3/15/2035	160,000	181,842
4.90%, 6/1/2043	190,000	241,536
5.00%, 4/1/2049	115,000	154,658
5.63%, 12/1/2040	200,000	272,772
5.88%, 12/1/2036	260,000	349,981
PPG Industries, Inc.:
1.20%, 3/15/2026	310,000	303,536
2.40%, 8/15/2024	168,000	172,998
2.80%, 8/15/2029	140,000	146,569
3.20%, 3/15/2023	100,000	102,556
3.75%, 3/15/2028	163,000	180,981
Praxair, Inc. 1.10%, 8/10/2030	121,000	112,985
RPM International, Inc.:
3.75%, 3/15/2027	231,000	251,744
4.25%, 1/15/2048	100,000	115,118
5.25%, 6/1/2045	265,000	342,836
Sherwin-Williams Co.:
2.20%, 3/15/2032	155,000	153,270
2.30%, 5/15/2030	175,000	175,299

See accompanying notes to financial statements.
30

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.90%, 3/15/2052	$ 155,000	$ 151,550
2.95%, 8/15/2029	400,000	421,372
3.30%, 5/15/2050	200,000	210,814
3.45%, 8/1/2025	98,000	104,308
3.45%, 6/1/2027 (b)	369,000	399,871
3.80%, 8/15/2049	200,000	226,214
3.95%, 1/15/2026	100,000	108,698
4.00%, 12/15/2042	108,000	122,758
Westlake Chemical Corp.:
0.88%, 8/15/2024	65,000	64,022
2.88%, 8/15/2041	60,000	57,956
3.13%, 8/15/2051	100,000	96,505
3.38%, 8/15/2061	200,000	192,360
3.60%, 8/15/2026	100,000	107,327
4.38%, 11/15/2047	410,000	483,041
		22,932,102
COMMERCIAL SERVICES — 0.3%
American University Series 2019, 3.67%, 4/1/2049	149,000	172,102
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	262,000	247,472
1.70%, 5/15/2028	125,000	124,725
3.38%, 9/15/2025 (b)	241,000	258,815
Block Financial LLC 3.88%, 8/15/2030	442,000	473,258
Brown University in Providence in the State of Rhode Island and Providence Plant Series A, 2.92%, 9/1/2050	130,000	141,158
California Endowment Series 2021, 2.50%, 4/1/2051	125,000	123,454
California Institute of Technology 3.65%, 9/1/2119 (b)	105,000	122,894
Cintas Corp. No. 2 3.70%, 4/1/2027	100,000	109,519
Duke University:
Series 2020, 2.68%, 10/1/2044	106,000	106,474
Series 2020, 2.83%, 10/1/2055	188,000	194,700
Emory University:
Series 2020, 2.14%, 9/1/2030	115,000	116,421
Series 2020, 2.97%, 9/1/2050	132,000	139,268
Equifax, Inc.:
2.35%, 9/15/2031	250,000	246,670
2.60%, 12/1/2024	110,000	113,835
2.60%, 12/15/2025	394,000	407,952
3.95%, 6/15/2023	250,000	259,955
Security Description	Principal Amount	Value
Ford Foundation:
Series 2020, 2.42%, 6/1/2050	$ 25,000	$ 24,292
Series 2020, 2.82%, 6/1/2070	65,000	66,988
George Washington University Series 2014, 4.30%, 9/15/2044	110,000	139,777
Georgetown University:
Series A, 5.22%, 10/1/2118	180,000	257,391
Series B, 4.32%, 4/1/2049	135,000	167,848
Global Payments, Inc.:
1.20%, 3/1/2026	375,000	364,879
2.65%, 2/15/2025	161,000	165,582
2.90%, 5/15/2030	261,000	265,789
3.20%, 8/15/2029	287,000	298,827
4.00%, 6/1/2023	305,000	316,980
4.15%, 8/15/2049	182,000	209,063
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	350,000	462,857
Leland Stanford Junior University:
1.29%, 6/1/2027	170,000	168,060
2.41%, 6/1/2050	120,000	116,893
3.65%, 5/1/2048	125,000	151,235
Massachusetts Institute of Technology:
3.89%, 7/1/2116	194,000	243,195
4.68%, 7/1/2114	130,000	194,223
5.60%, 7/1/2111	249,000	440,852
Series F, 2.99%, 7/1/2050 (b)	285,000	313,899
Moody's Corp.:
2.00%, 8/19/2031 (b)	250,000	243,510
2.55%, 8/18/2060	153,000	134,443
2.63%, 1/15/2023	130,000	132,176
2.75%, 8/19/2041	300,000	292,137
4.88%, 2/15/2024	123,000	131,584
4.88%, 12/17/2048	222,000	294,563
5.25%, 7/15/2044	269,000	363,736
Northeastern University Series 2020, 2.89%, 10/1/2050	165,000	164,622
Northwestern University Series 2017, 3.66%, 12/1/2057	185,000	230,915
Novant Health, Inc.:
2.64%, 11/1/2036	75,000	75,621
3.32%, 11/1/2061	70,000	75,403
PayPal Holdings, Inc.:
1.35%, 6/1/2023	210,000	211,764
1.65%, 6/1/2025	189,000	191,334
2.30%, 6/1/2030	200,000	202,932
2.40%, 10/1/2024	478,000	494,620

See accompanying notes to financial statements.
31

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.65%, 10/1/2026 (b)	$ 380,000	$ 399,692
2.85%, 10/1/2029	356,000	375,021
3.25%, 6/1/2050 (b)	247,000	264,786
President and Fellows of Harvard College:
3.15%, 7/15/2046	175,000	198,800
3.30%, 7/15/2056 (b)	237,500	273,199
Quanta Services, Inc.:
0.95%, 10/1/2024	65,000	64,246
2.35%, 1/15/2032	110,000	107,014
2.90%, 10/1/2030	324,000	331,053
3.05%, 10/1/2041	115,000	112,516
RELX Capital, Inc.:
3.00%, 5/22/2030	188,000	197,456
3.50%, 3/16/2023	227,000	233,731
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	235,000	232,077
S&P Global, Inc.:
1.25%, 8/15/2030	91,000	85,037
2.30%, 8/15/2060	65,000	56,419
3.25%, 12/1/2049	346,000	376,313
4.00%, 6/15/2025 (b)	468,000	507,214
Total System Services, Inc.:
4.45%, 6/1/2028	179,000	199,658
4.80%, 4/1/2026	160,000	177,661
Trustees of Boston College 3.13%, 7/1/2052	160,000	171,557
Trustees of Boston University Series CC, 4.06%, 10/1/2048	205,000	251,137
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119	300,000	349,854
Series 2020, 2.40%, 10/1/2050	210,000	200,913
University of Chicago:
3.00%, 10/1/2052	210,000	220,792
Series 20B, 2.76%, 4/1/2045	30,000	30,325
Series C, 2.55%, 4/1/2050	230,000	222,366
University of Notre Dame du Lac Series 2017, 3.39%, 2/15/2048	432,000	503,505
University of Southern California:
2.81%, 10/1/2050	118,000	119,539
3.03%, 10/1/2039	100,000	105,762
Series 21A, 2.95%, 10/1/2051	325,000	332,940
Series A, 3.23%, 10/1/2120	225,000	230,407
Verisk Analytics, Inc.:
3.63%, 5/15/2050	100,000	109,106
4.00%, 6/15/2025	143,000	153,952
Security Description	Principal Amount	Value
4.13%, 3/15/2029	$ 299,000	$ 333,397
5.50%, 6/15/2045	235,000	316,679
William Marsh Rice University 3.77%, 5/15/2055	95,000	120,786
Yale University:
Series 2020, 0.87%, 4/15/2025	200,000	198,904
Series 2020, 1.48%, 4/15/2030	170,000	165,886
Series 2020, 2.40%, 4/15/2050	245,000	240,987
		19,537,349
COMPUTERS — 0.7%
Amdocs, Ltd. 2.54%, 6/15/2030	230,000	228,763
Apple, Inc.:
0.55%, 8/20/2025 (b)	213,000	207,899
0.70%, 2/8/2026 (b)	500,000	488,410
0.75%, 5/11/2023	375,000	376,361
1.13%, 5/11/2025	482,000	480,959
1.20%, 2/8/2028	450,000	437,058
1.25%, 8/20/2030	330,000	311,629
1.40%, 8/5/2028	600,000	587,784
1.65%, 5/11/2030	647,000	632,132
1.65%, 2/8/2031 (b)	660,000	643,064
1.70%, 8/5/2031 (b)	350,000	341,796
1.80%, 9/11/2024	200,000	204,282
2.05%, 9/11/2026	647,000	665,252
2.20%, 9/11/2029	437,000	447,392
2.38%, 2/8/2041	265,000	257,108
2.40%, 1/13/2023	622,000	632,736
2.40%, 5/3/2023	871,000	891,434
2.40%, 8/20/2050 (b)	155,000	145,534
2.45%, 8/4/2026	903,000	943,247
2.55%, 8/20/2060	249,000	234,416
2.65%, 5/11/2050	367,000	360,504
2.65%, 2/8/2051	500,000	491,215
2.70%, 8/5/2051	535,000	530,875
2.75%, 1/13/2025	427,000	446,424
2.80%, 2/8/2061	400,000	395,376
2.85%, 2/23/2023	463,000	473,274
2.85%, 5/11/2024	326,000	339,764
2.85%, 8/5/2061	400,000	402,228
2.95%, 9/11/2049	422,000	436,293
3.00%, 2/9/2024	624,000	650,121
3.00%, 6/20/2027	502,000	538,209
3.00%, 11/13/2027	1,048,000	1,125,259
3.20%, 5/13/2025	502,000	534,253
3.20%, 5/11/2027	831,000	896,533
3.25%, 2/23/2026	229,000	245,023
3.35%, 2/9/2027	550,000	597,729
3.45%, 5/6/2024	609,000	644,139
3.75%, 9/12/2047	718,000	839,600
3.75%, 11/13/2047	652,000	766,322
3.85%, 5/4/2043	735,000	868,270

See accompanying notes to financial statements.
32

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.85%, 8/4/2046	$ 404,000	$ 478,619
4.25%, 2/9/2047	385,000	482,909
4.38%, 5/13/2045	924,000	1,168,869
4.45%, 5/6/2044	200,000	255,248
4.50%, 2/23/2036	370,000	464,350
4.65%, 2/23/2046	486,000	638,453
CGI, Inc.:
1.45%, 9/14/2026 (d)	210,000	205,535
2.30%, 9/14/2031 (d)	250,000	240,650
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041 (d)	250,000	247,527
3.45%, 12/15/2051 (d)	500,000	480,070
4.00%, 7/15/2024	259,000	275,014
4.90%, 10/1/2026	353,000	397,933
5.30%, 10/1/2029	336,000	394,696
5.45%, 6/15/2023	251,000	265,079
5.85%, 7/15/2025	590,000	669,231
6.02%, 6/15/2026	850,000	984,937
6.10%, 7/15/2027	435,000	521,265
8.10%, 7/15/2036	158,000	241,160
8.35%, 7/15/2046	106,000	177,524
DXC Technology Co.:
1.80%, 9/15/2026	250,000	247,585
2.38%, 9/15/2028	250,000	245,070
Fortinet, Inc. 1.00%, 3/15/2026	95,000	92,083
Genpact Luxembourg Sarl 3.38%, 12/1/2024	165,000	173,836
Genpact Luxembourg SARL/Genpact USA, Inc. 1.75%, 4/10/2026	250,000	249,335
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	320,000	321,926
1.75%, 4/1/2026	315,000	315,047
2.25%, 4/1/2023	384,000	390,010
4.45%, 10/2/2023	485,000	511,966
4.90%, 10/15/2025	790,000	876,702
HP, Inc.:
3.00%, 6/17/2027 (b)	350,000	368,340
3.40%, 6/17/2030 (b)	300,000	316,890
6.00%, 9/15/2041	652,000	868,523
International Business Machines Corp.:
1.95%, 5/15/2030	278,000	271,803
2.85%, 5/15/2040	310,000	305,145
2.95%, 5/15/2050 (b)	471,000	460,393
3.00%, 5/15/2024	1,045,000	1,091,492
3.30%, 5/15/2026	1,594,000	1,706,154
3.45%, 2/19/2026	351,000	376,444
3.50%, 5/15/2029	271,000	294,401
3.63%, 2/12/2024	759,000	799,857
4.00%, 6/20/2042	258,000	296,496
4.15%, 5/15/2039	589,000	680,878
4.25%, 5/15/2049 (b)	728,000	882,977
Security Description	Principal Amount	Value
7.13%, 12/1/2096 (b)	$ 150,000	$ 279,757
Kyndryl Holdings, Inc. 2.70%, 10/15/2028 (d)	400,000	387,588
Leidos, Inc.:
2.30%, 2/15/2031	140,000	134,382
2.95%, 5/15/2023	131,000	134,140
3.63%, 5/15/2025	309,000	328,050
4.38%, 5/15/2030	122,000	136,095
NetApp, Inc.:
1.88%, 6/22/2025	387,000	391,234
2.38%, 6/22/2027	150,000	153,909
2.70%, 6/22/2030	245,000	246,470
3.30%, 9/29/2024	363,000	380,482
Teledyne FLIR LLC 2.50%, 8/1/2030	85,000	85,331
Western Digital Corp.:
2.85%, 2/1/2029	125,000	126,183
3.10%, 2/1/2032	220,000	221,584
4.75%, 2/15/2026	200,000	218,642
		44,694,936
COSMETICS/PERSONAL CARE — 0.1%
Colgate-Palmolive Co.:
Series MTN, 3.25%, 3/15/2024	251,000	263,964
Series MTN, 3.70%, 8/1/2047	248,000	301,764
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031	115,000	113,468
2.00%, 12/1/2024	112,000	114,840
2.38%, 12/1/2029	135,000	138,220
3.13%, 12/1/2049 (b)	445,000	486,091
3.15%, 3/15/2027	190,000	203,792
4.15%, 3/15/2047	427,000	534,177
Procter & Gamble Co.:
0.55%, 10/29/2025	205,000	200,158
1.20%, 10/29/2030 (b)	150,000	141,954
1.95%, 4/23/2031 (b)	250,000	252,290
2.45%, 11/3/2026	234,000	245,417
2.80%, 3/25/2027	100,000	106,067
3.00%, 3/25/2030	1,995,000	2,167,547
3.10%, 8/15/2023 (b)	227,000	235,869
Unilever Capital Corp.:
0.38%, 9/14/2023	140,000	139,107
0.63%, 8/12/2024 (b)	120,000	119,256
1.38%, 9/14/2030	210,000	198,736
1.75%, 8/12/2031	175,000	170,151
2.00%, 7/28/2026	187,000	191,396
2.60%, 5/5/2024	194,000	200,679
2.90%, 5/5/2027	151,000	160,225
3.38%, 3/22/2025	236,000	251,194
3.50%, 3/22/2028 (b)	287,000	314,070
5.90%, 11/15/2032	753,000	1,012,469
Series 30Y, 2.63%, 8/12/2051 (b)	250,000	247,735
		8,510,636

See accompanying notes to financial statements.
33

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc.:
3.75%, 5/15/2046	$ 100,000	$ 114,279
4.20%, 5/15/2047	250,000	307,023
4.60%, 6/15/2045	302,000	386,611
		807,913
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.15%, 10/29/2023	360,000	358,492
1.65%, 10/29/2024	630,000	629,168
1.75%, 1/30/2026	230,000	225,943
2.45%, 10/29/2026	390,000	392,929
2.88%, 8/14/2024	175,000	179,993
3.00%, 10/29/2028	215,000	218,223
3.15%, 2/15/2024	585,000	603,012
3.30%, 1/30/2032	460,000	469,108
3.40%, 10/29/2033	335,000	340,943
3.85%, 10/29/2041	200,000	207,590
3.88%, 1/23/2028 (b)	293,000	311,679
4.45%, 10/1/2025	267,000	287,519
4.45%, 4/3/2026 (b)	195,000	211,799
4.50%, 9/15/2023	249,000	261,325
4.63%, 10/15/2027	180,000	198,812
6.50%, 7/15/2025	505,000	577,493
Series 3NC1, 1.75%, 10/29/2024	385,000	384,515
Affiliated Managers Group, Inc. 3.50%, 8/1/2025	100,000	106,501
Air Lease Corp.:
0.80%, 8/18/2024	165,000	161,718
1.88%, 8/15/2026	350,000	344,659
2.10%, 9/1/2028	175,000	169,236
2.25%, 1/15/2023	172,000	174,186
2.75%, 1/15/2023	102,000	103,661
3.00%, 9/15/2023	228,000	234,101
3.13%, 12/1/2030	150,000	153,165
3.25%, 3/1/2025	248,000	257,784
3.25%, 10/1/2029	193,000	198,026
3.38%, 7/1/2025	155,000	162,014
4.63%, 10/1/2028	375,000	414,101
Series GMTN, 3.75%, 6/1/2026	321,000	342,119
Series MTN, 0.70%, 2/15/2024	270,000	265,974
Series MTN, 2.30%, 2/1/2025	245,000	248,665
Series MTN, 2.88%, 1/15/2026	213,000	219,678
Series MTN, 3.00%, 2/1/2030	244,000	244,600
Aircastle, Ltd.:
4.13%, 5/1/2024	120,000	125,530
Security Description	Principal Amount	Value
4.25%, 6/15/2026	$ 292,000	$ 313,077
4.40%, 9/25/2023	40,000	41,902
5.00%, 4/1/2023	198,000	206,815
Ally Financial, Inc.:
1.45%, 10/2/2023	605,000	607,099
3.88%, 5/21/2024	150,000	158,102
4.63%, 3/30/2025	217,000	236,181
5.13%, 9/30/2024	376,000	411,487
5.80%, 5/1/2025 (b)	280,000	316,039
8.00%, 11/1/2031	250,000	345,745
8.00%, 11/1/2031	539,000	762,642
American Express Co.:
2.50%, 7/30/2024	408,000	421,435
3.00%, 10/30/2024	327,000	342,774
3.13%, 5/20/2026	366,000	388,150
3.30%, 5/3/2027 (d)	482,000	517,032
3.40%, 2/22/2024	328,000	343,534
3.63%, 12/5/2024 (b)	148,000	158,166
3.70%, 8/3/2023	1,165,000	1,214,478
4.05%, 12/3/2042	133,000	157,931
4.20%, 11/6/2025	253,000	278,510
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	273,000	287,600
3.00%, 4/2/2025	200,000	208,932
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	150,000	145,197
Aptiv PLC 4.35%, 3/15/2029	191,000	216,838
BGC Partners, Inc.:
3.75%, 10/1/2024	50,000	52,141
5.38%, 7/24/2023	210,000	221,733
BlackRock, Inc.:
1.90%, 1/28/2031	135,000	133,101
2.40%, 4/30/2030	367,000	376,982
3.20%, 3/15/2027 (b)	518,000	559,378
3.25%, 4/30/2029	543,000	591,170
3.50%, 3/18/2024	483,000	510,690
Blackstone Private Credit Fund:
1.75%, 9/15/2024 (d)	145,000	142,738
2.63%, 12/15/2026 (d)	350,000	341,519
BorgWarner, Inc. 2.65%, 7/1/2027 (b)	197,000	203,686
Brookfield Finance I UK PLC 2.34%, 1/30/2032	250,000	243,477
Brookfield Finance LLC 3.45%, 4/15/2050	269,000	278,687
Brookfield Finance, Inc.:
2.72%, 4/15/2031	80,000	80,768
3.50%, 3/30/2051	472,000	497,597
3.90%, 1/25/2028	394,000	432,561
4.25%, 6/2/2026	185,000	203,705
4.35%, 4/15/2030	423,000	476,763
4.70%, 9/20/2047	196,000	241,092
4.85%, 3/29/2029	125,000	144,089

See accompanying notes to financial statements.
34

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Capital One Bank USA NA 3.38%, 2/15/2023	$ 556,000	$ 571,240
Capital One Financial Corp.:
2.60%, 5/11/2023	358,000	365,568
3.20%, 1/30/2023	361,000	369,884
3.30%, 10/30/2024	367,000	386,866
3.50%, 6/15/2023	102,000	105,707
3.65%, 5/11/2027	302,000	326,018
3.75%, 7/28/2026	108,000	115,712
3.75%, 3/9/2027	571,000	619,090
3.80%, 1/31/2028	378,000	411,646
3.90%, 1/29/2024	218,000	229,630
4.20%, 10/29/2025	295,000	320,762
4.25%, 4/30/2025	34,000	36,799
SOFR + 0.86%, 1.88%, 11/2/2027 (c)	425,000	423,189
SOFR + 1.27%, 2.62%, 11/2/2032 (c)	450,000	448,141
SOFR + 1.34%, 2.36%, 7/29/2032 (c)	534,000	506,622
Cboe Global Markets, Inc. 1.63%, 12/15/2030	600,000	570,054
Charles Schwab Corp:
2.75%, 10/1/2029	194,000	202,943
3.30%, 4/1/2027	331,000	355,256
Charles Schwab Corp.:
0.75%, 3/18/2024	208,000	207,064
0.90%, 3/11/2026	431,000	421,178
1.15%, 5/13/2026	189,000	186,579
1.65%, 3/11/2031	410,000	393,858
2.00%, 3/20/2028 (b)	200,000	202,398
2.65%, 1/25/2023	715,000	728,842
3.00%, 3/10/2025	118,000	123,625
3.20%, 3/2/2027	311,000	332,910
3.20%, 1/25/2028	223,000	239,703
3.25%, 5/22/2029	147,000	157,979
3.45%, 2/13/2026	198,000	212,563
4.63%, 3/22/2030	247,000	292,490
CI Financial Corp. 3.20%, 12/17/2030	475,000	488,219
CME Group, Inc.:
3.00%, 3/15/2025	321,000	337,461
3.75%, 6/15/2028	274,000	304,244
4.15%, 6/15/2048	226,000	292,037
5.30%, 9/15/2043	512,000	713,047
Credit Suisse USA, Inc. 7.13%, 7/15/2032	249,000	354,322
Discover Financial Services:
3.75%, 3/4/2025	124,000	131,305
4.10%, 2/9/2027	239,000	260,216
4.50%, 1/30/2026	325,000	355,953
Eaton Vance Corp. 3.50%, 4/6/2027	169,000	181,124
Franklin Resources, Inc.:
1.60%, 10/30/2030	200,000	188,782
2.85%, 3/30/2025	317,000	331,633
Security Description	Principal Amount	Value
Intercontinental Exchange, Inc.:
0.70%, 6/15/2023	$ 252,000	$ 251,786
2.10%, 6/15/2030	179,000	177,552
2.65%, 9/15/2040	238,000	231,257
3.00%, 6/15/2050	259,000	261,709
3.00%, 9/15/2060	230,000	227,396
3.10%, 9/15/2027	476,000	507,045
3.45%, 9/21/2023	165,000	171,585
3.75%, 12/1/2025 (b)	375,000	405,199
3.75%, 9/21/2028 (b)	417,000	461,423
4.00%, 10/15/2023	185,000	195,062
4.25%, 9/21/2048	296,000	369,592
Invesco Finance PLC:
3.75%, 1/15/2026	100,000	108,130
4.00%, 1/30/2024	240,000	253,212
5.38%, 11/30/2043	105,000	138,593
Janus Capital Group, Inc. 4.88%, 8/1/2025	202,000	221,218
Jefferies Group LLC:
2.75%, 10/15/2032	210,000	208,612
6.25%, 1/15/2036	20,000	26,573
6.45%, 6/8/2027	150,000	183,392
6.50%, 1/20/2043	173,000	239,897
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
2.63%, 10/15/2031	500,000	493,710
4.15%, 1/23/2030	263,000	291,972
4.85%, 1/15/2027	164,000	186,396
Lazard Group LLC:
3.63%, 3/1/2027	225,000	241,411
3.75%, 2/13/2025	76,000	80,752
Legg Mason, Inc. 5.63%, 1/15/2044	399,000	546,051
Magna International, Inc. 2.45%, 6/15/2030	300,000	304,296
Mastercard, Inc.:
1.90%, 3/15/2031 (b)	123,000	122,937
2.00%, 3/3/2025	247,000	253,170
2.00%, 11/18/2031 (b)	250,000	249,110
2.95%, 11/21/2026	391,000	416,298
2.95%, 3/15/2051	100,000	104,158
3.35%, 3/26/2030	284,000	312,315
3.38%, 4/1/2024	211,000	222,495
3.50%, 2/26/2028	215,000	235,483
3.65%, 6/1/2049	289,000	334,737
3.80%, 11/21/2046	197,000	233,073
3.85%, 3/26/2050	409,000	491,696
3.95%, 2/26/2048	265,000	319,298
Nasdaq, Inc.:
1.65%, 1/15/2031 (b)	250,000	232,688
4.25%, 6/1/2024	100,000	106,377
Nomura Holdings, Inc.:
1.65%, 7/14/2026	300,000	295,029
1.85%, 7/16/2025	203,000	203,144

See accompanying notes to financial statements.
35

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.17%, 7/14/2028	$ 340,000	$ 333,125
2.61%, 7/14/2031	270,000	266,174
2.65%, 1/16/2025	246,000	253,102
2.68%, 7/16/2030	426,000	424,999
3.10%, 1/16/2030	334,000	344,240
ORIX Corp.:
2.25%, 3/9/2031 (b)	215,000	215,290
3.25%, 12/4/2024	191,000	201,155
3.70%, 7/18/2027	56,000	60,878
4.05%, 1/16/2024	98,000	103,370
Raymond James Financial, Inc.:
3.75%, 4/1/2051	295,000	326,173
4.95%, 7/15/2046	241,000	309,029
Stifel Financial Corp. 4.00%, 5/15/2030	214,000	235,663
Synchrony Financial:
3.70%, 8/4/2026	363,000	385,960
4.25%, 8/15/2024	258,000	273,434
4.38%, 3/19/2024	260,000	274,693
4.50%, 7/23/2025	412,000	445,409
5.15%, 3/19/2029	234,000	269,114
Visa, Inc.:
0.75%, 8/15/2027	235,000	226,129
1.10%, 2/15/2031	293,000	273,574
1.90%, 4/15/2027	456,000	463,446
2.05%, 4/15/2030	888,000	897,706
2.75%, 9/15/2027	801,000	847,114
3.15%, 12/14/2025	411,000	438,669
3.65%, 9/15/2047	195,000	226,949
4.15%, 12/14/2035	377,000	451,375
4.30%, 12/14/2045	107,000	134,668
Western Union Co.:
1.35%, 3/15/2026	184,000	180,636
2.75%, 3/15/2031	100,000	99,036
2.85%, 1/10/2025	223,000	230,990
4.25%, 6/9/2023	150,000	156,261
6.20%, 11/17/2036	196,000	240,764
		57,903,417
ELECTRIC — 2.0%
AEP Texas, Inc.:
3.95%, 6/1/2028	300,000	329,661
Series I, 2.10%, 7/1/2030	380,000	366,278
AEP Transmission Co. LLC:
3.80%, 6/15/2049	248,000	282,569
4.00%, 12/1/2046	527,000	612,279
Series M, 3.65%, 4/1/2050	173,000	191,620
Series N, 2.75%, 8/15/2051	120,000	114,923
AES Corp.:
1.38%, 1/15/2026	390,000	379,010
2.45%, 1/15/2031	268,000	261,356
Alabama Power Co.:
3.45%, 10/1/2049	350,000	373,670
3.85%, 12/1/2042	69,000	77,743
Security Description	Principal Amount	Value
Series 20-A, 1.45%, 9/15/2030	$ 200,000	$ 188,312
Series A, 4.30%, 7/15/2048	47,000	56,963
Ameren Corp.:
1.75%, 3/15/2028	125,000	121,123
2.50%, 9/15/2024	474,000	487,059
3.50%, 1/15/2031 (b)	145,000	156,970
Ameren Illinois Co.:
1.55%, 11/15/2030	110,000	104,205
3.70%, 12/1/2047	219,000	250,172
American Electric Power Co., Inc.:
2.30%, 3/1/2030	385,000	378,678
3.20%, 11/13/2027	239,000	253,342
Series J, 4.30%, 12/1/2028	253,000	282,672
Series M, 0.75%, 11/1/2023	135,000	134,259
Series N, 1.00%, 11/1/2025	100,000	97,870
Appalachian Power Co.:
Series AA, 2.70%, 4/1/2031	265,000	271,206
Series Y, 4.50%, 3/1/2049	150,000	182,097
Arizona Public Service Co.:
2.20%, 12/15/2031	100,000	97,087
2.60%, 8/15/2029	200,000	204,078
2.65%, 9/15/2050	260,000	236,785
2.95%, 9/15/2027 (b)	108,000	113,468
3.15%, 5/15/2025	310,000	323,355
3.35%, 5/15/2050	235,000	240,386
3.50%, 12/1/2049	175,000	182,135
3.75%, 5/15/2046	135,000	147,722
4.25%, 3/1/2049	260,000	303,727
Atlantic City Electric Co. 2.30%, 3/15/2031	125,000	125,769
Avangrid, Inc.:
3.15%, 12/1/2024	547,000	572,982
3.20%, 4/15/2025	175,000	184,121
3.80%, 6/1/2029	227,000	248,150
Baltimore Gas & Electric Co.:
2.90%, 6/15/2050	128,000	127,702
3.20%, 9/15/2049	350,000	362,460
3.50%, 8/15/2046	196,000	213,969
3.75%, 8/15/2047	100,000	113,720
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	105,000	99,582
2.85%, 5/15/2051	179,000	172,159
3.25%, 4/15/2028	175,000	187,731
3.70%, 7/15/2030	500,000	555,150
3.75%, 11/15/2023	239,000	250,056
3.80%, 7/15/2048	377,000	420,834
4.25%, 10/15/2050	220,000	268,624
4.45%, 1/15/2049	200,000	248,154
5.15%, 11/15/2043	200,000	257,574

See accompanying notes to financial statements.
36

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
6.13%, 4/1/2036	$ 526,000	$ 717,843
Black Hills Corp.:
1.04%, 8/23/2024	135,000	133,661
2.50%, 6/15/2030	323,000	320,891
3.15%, 1/15/2027	50,000	52,285
4.25%, 11/30/2023	287,000	301,798
4.35%, 5/1/2033	196,000	222,607
CenterPoint Energy Houston Electric LLC:
3.95%, 3/1/2048	290,000	345,271
4.50%, 4/1/2044	230,000	289,439
Series AA, 3.00%, 2/1/2027	354,000	374,012
Series AD, 2.90%, 7/1/2050	120,000	121,300
Series AE, 2.35%, 4/1/2031	140,000	142,555
Series AF, 3.35%, 4/1/2051	110,000	121,672
Series K2, 6.95%, 3/15/2033	276,000	379,086
CenterPoint Energy, Inc.:
2.50%, 9/1/2024	100,000	102,818
2.95%, 3/1/2030	150,000	154,965
4.25%, 11/1/2028	318,000	355,006
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	257,000	274,335
Cleveland Electric Illuminating Co.:
5.50%, 8/15/2024	155,000	171,053
5.95%, 12/15/2036	215,000	289,685
CMS Energy Corp.:
3.45%, 8/15/2027	105,000	112,910
4.88%, 3/1/2044	395,000	497,277
5 year CMT + 4.12%, 4.75%, 6/1/2050 (c)	234,000	253,944
Commonwealth Edison Co.:
2.55%, 6/15/2026	100,000	104,563
3.65%, 6/15/2046	214,000	238,631
4.00%, 3/1/2048	155,000	182,471
4.00%, 3/1/2049	413,000	490,941
4.70%, 1/15/2044	88,000	111,268
5.90%, 3/15/2036	160,000	220,584
6.45%, 1/15/2038	170,000	247,290
Series 123, 3.75%, 8/15/2047	470,000	533,906
Series 127, 3.20%, 11/15/2049	395,000	412,017
Series 130, 3.13%, 3/15/2051	260,000	270,405
Series 131, 2.75%, 9/1/2051	145,000	141,536
Connecticut Light & Power Co.:
4.00%, 4/1/2048	98,000	117,819
Security Description	Principal Amount	Value
Series A, 0.75%, 12/1/2025	$ 380,000	$ 369,558
Series A, 3.20%, 3/15/2027	211,000	225,247
Consolidated Edison Co. of New York, Inc.:
3.80%, 5/15/2028	100,000	109,977
3.85%, 6/15/2046	575,000	623,817
3.95%, 3/1/2043	100,000	108,663
4.45%, 3/15/2044	317,000	372,830
4.50%, 12/1/2045	275,000	324,387
4.50%, 5/15/2058	205,000	252,074
Series 06-A, 5.85%, 3/15/2036	248,000	325,626
Series 09-C, 5.50%, 12/1/2039	458,000	590,925
Series 2017, 3.88%, 6/15/2047	255,000	280,005
Series 20A, 3.35%, 4/1/2030	390,000	419,468
Series A, 4.13%, 5/15/2049	390,000	448,816
Series B, 3.13%, 11/15/2027	467,000	492,750
Series C, 3.00%, 12/1/2060	160,000	149,704
Series C, 4.30%, 12/1/2056	325,000	387,159
Series E, 4.65%, 12/1/2048	150,000	185,707
Consumers Energy Co.:
0.35%, 6/1/2023	69,000	68,580
2.50%, 5/1/2060	240,000	211,942
3.10%, 8/15/2050	207,000	216,290
3.50%, 8/1/2051	342,000	385,509
3.95%, 5/15/2043	75,000	86,143
4.05%, 5/15/2048	105,000	125,841
Dayton Power & Light Co. 3.95%, 6/15/2049	225,000	256,684
Delmarva Power & Light Co. 3.50%, 11/15/2023	428,000	445,732
Dominion Energy South Carolina, Inc.:
4.60%, 6/15/2043	125,000	152,874
6.05%, 1/15/2038	100,000	140,813
Dominion Energy, Inc.:
3.07%, 8/15/2024 (e)	671,000	695,297
3.90%, 10/1/2025	335,000	362,205
4.25%, 6/1/2028	322,000	360,192
4.70%, 12/1/2044	100,000	123,935
3 Month USD LIBOR + 3.06%, 5.75%, 10/1/2054 (c)	105,000	111,984
Series A, 1.45%, 4/15/2026	155,000	153,444
Series A, 3.30%, 3/15/2025	320,000	335,715

See accompanying notes to financial statements.
37

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series B, 3.30%, 4/15/2041	$ 109,000	$ 113,062
Series B, 5.95%, 6/15/2035	277,000	363,615
Series C, 2.25%, 8/15/2031	160,000	156,726
Series C, 4.90%, 8/1/2041	220,000	271,456
Series D, 2.85%, 8/15/2026	341,000	355,895
Series F, 5.25%, 8/1/2033	309,000	379,817
DTE Electric Co.:
2.25%, 3/1/2030	450,000	451,908
3.70%, 3/15/2045	275,000	306,446
3.70%, 6/1/2046	200,000	225,734
3.75%, 8/15/2047	100,000	113,705
3.95%, 3/1/2049	142,000	168,889
4.30%, 7/1/2044	112,000	136,062
Series A, 1.90%, 4/1/2028	210,000	208,776
Series A, 4.05%, 5/15/2048	207,000	249,180
DTE Energy Co.:
2.85%, 10/1/2026	200,000	208,764
Series C, 2.53%, 10/1/2024	465,000	479,359
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	150,000	153,426
2.50%, 3/15/2023	74,000	75,266
2.55%, 4/15/2031	135,000	138,301
2.95%, 12/1/2026	472,000	500,126
3.75%, 6/1/2045	461,000	515,615
3.88%, 3/15/2046	350,000	396,865
4.00%, 9/30/2042	396,000	455,147
4.25%, 12/15/2041	297,000	349,703
5.30%, 2/15/2040	100,000	131,612
6.05%, 4/15/2038	120,000	166,258
6.10%, 6/1/2037	8,000	10,894
Duke Energy Corp.:
0.90%, 9/15/2025	105,000	102,079
2.45%, 6/1/2030	586,000	583,351
3.15%, 8/15/2027	228,000	240,994
3.40%, 6/15/2029	310,000	329,989
3.75%, 4/15/2024	506,000	531,710
3.75%, 9/1/2046	348,500	373,400
3.95%, 8/15/2047	305,000	335,991
4.20%, 6/15/2049	195,000	222,975
4.80%, 12/15/2045	374,000	460,566
Duke Energy Florida LLC:
1.75%, 6/15/2030	135,000	129,898
2.50%, 12/1/2029	115,000	117,703
3.20%, 1/15/2027	175,000	186,567
3.80%, 7/15/2028	339,000	373,988
3.85%, 11/15/2042	327,000	366,384
4.20%, 7/15/2048	263,000	314,748
Duke Energy Indiana LLC:
2.75%, 4/1/2050	215,000	202,814
6.12%, 10/15/2035	137,000	182,573
Security Description	Principal Amount	Value
6.35%, 8/15/2038	$ 221,000	$ 310,934
Series WWW, 4.90%, 7/15/2043	327,000	412,373
Series YYY, 3.25%, 10/1/2049	150,000	155,197
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	375,000	369,652
3.70%, 6/15/2046	558,000	613,063
3.80%, 9/1/2023	158,000	164,266
4.30%, 2/1/2049	195,000	234,950
Duke Energy Progress LLC:
2.00%, 8/15/2031	250,000	244,422
2.50%, 8/15/2050	100,000	93,036
2.90%, 8/15/2051	150,000	150,372
3.60%, 9/15/2047	319,000	353,235
4.10%, 3/15/2043	125,000	144,795
4.15%, 12/1/2044	235,000	276,548
4.20%, 8/15/2045	222,000	265,641
Edison International:
2.95%, 3/15/2023	367,000	374,769
3.55%, 11/15/2024	376,000	394,597
Emera US Finance L.P.:
3.55%, 6/15/2026	391,000	415,907
4.75%, 6/15/2046	430,000	510,758
Enel Chile SA 4.88%, 6/12/2028	301,000	331,831
Enel Generacion Chile SA 4.25%, 4/15/2024	130,000	135,863
Entergy Arkansas LLC:
2.65%, 6/15/2051	450,000	421,114
3.35%, 6/15/2052	115,000	121,818
3.50%, 4/1/2026	207,000	221,811
Entergy Corp.:
0.90%, 9/15/2025	177,000	171,807
1.90%, 6/15/2028	130,000	127,482
2.40%, 6/15/2031	180,000	177,863
2.80%, 6/15/2030	201,000	203,766
2.95%, 9/1/2026	57,000	59,625
Entergy Louisiana LLC:
0.62%, 11/17/2023	200,000	198,436
1.60%, 12/15/2030	203,000	191,695
2.35%, 6/15/2032	100,000	99,544
2.90%, 3/15/2051	160,000	156,466
3.10%, 6/15/2041 (b)	100,000	102,743
3.12%, 9/1/2027	377,000	398,082
4.00%, 3/15/2033	210,000	240,110
4.05%, 9/1/2023	228,000	237,239
4.20%, 4/1/2050	100,000	120,396
4.95%, 1/15/2045	97,000	104,318
Entergy Mississippi LLC:
2.85%, 6/1/2028	595,000	622,424
3.50%, 6/1/2051	145,000	159,652
3.85%, 6/1/2049	215,000	247,749
Entergy Texas, Inc.:
1.75%, 3/15/2031	210,000	197,572

See accompanying notes to financial statements.
38

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.55%, 9/30/2049	$ 205,000	$ 217,310
4.00%, 3/30/2029	153,000	169,227
4.50%, 3/30/2039	250,000	293,567
Evergy Kansas Central, Inc.:
3.10%, 4/1/2027	250,000	263,715
3.25%, 9/1/2049	370,000	385,033
4.10%, 4/1/2043	300,000	350,994
4.13%, 3/1/2042	195,000	226,296
4.25%, 12/1/2045	125,000	149,300
Evergy Metro, Inc.:
4.20%, 6/15/2047	160,000	190,842
Series 2019, 4.13%, 4/1/2049 (b)	300,000	357,564
Evergy, Inc. 2.90%, 9/15/2029	329,000	337,738
Eversource Energy:
2.55%, 3/15/2031	250,000	251,225
2.80%, 5/1/2023	152,000	154,800
3.45%, 1/15/2050	135,000	142,973
Series M, 3.30%, 1/15/2028	145,000	154,339
Series N, 3.80%, 12/1/2023	108,000	113,348
Series O, 4.25%, 4/1/2029	275,000	307,037
Series Q, 0.80%, 8/15/2025	80,000	77,650
Series R, 1.65%, 8/15/2030	95,000	88,950
Exelon Corp.:
3.95%, 6/15/2025	480,000	514,214
4.45%, 4/15/2046	298,000	359,632
5.10%, 6/15/2045	421,000	545,153
5.63%, 6/15/2035	245,000	311,973
Exelon Generation Co. LLC:
3.25%, 6/1/2025	265,000	278,295
5.60%, 6/15/2042	249,000	295,551
6.25%, 10/1/2039	404,000	508,046
Florida Power & Light Co.:
2.85%, 4/1/2025	390,000	408,119
3.13%, 12/1/2025	267,000	283,463
3.15%, 10/1/2049	200,000	214,242
3.25%, 6/1/2024	222,000	231,508
3.95%, 3/1/2048	415,000	498,440
3.99%, 3/1/2049	379,000	460,940
4.05%, 10/1/2044	510,000	608,721
5.65%, 2/1/2037	193,000	259,218
5.69%, 3/1/2040	115,000	162,969
5.95%, 2/1/2038	200,000	279,568
5.96%, 4/1/2039	113,000	161,561
Georgia Power Co.:
3.25%, 3/30/2027	129,000	136,521
4.30%, 3/15/2042	356,000	407,527
Series A, 2.10%, 7/30/2023	612,000	623,206
Series A, 3.25%, 3/15/2051	227,000	228,882
Security Description	Principal Amount	Value
Series B, 2.65%, 9/15/2029	$ 150,000	$ 152,773
Series B, 3.70%, 1/30/2050	268,000	286,291
Gulf Power Co. Series A, 3.30%, 5/30/2027	245,000	262,831
Iberdrola International B.V. 6.75%, 7/15/2036	143,000	210,951
Indiana Michigan Power Co.:
4.25%, 8/15/2048	66,000	78,386
Series K, 4.55%, 3/15/2046	320,000	394,550
Interstate Power & Light Co.:
2.30%, 6/1/2030	185,000	184,049
3.50%, 9/30/2049	200,000	216,612
3.70%, 9/15/2046	110,000	124,086
4.10%, 9/26/2028	230,000	256,289
ITC Holdings Corp.:
3.25%, 6/30/2026	115,000	121,656
3.35%, 11/15/2027	206,000	218,585
3.65%, 6/15/2024	30,000	31,473
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	144,926	175,965
Kentucky Utilities Co.:
3.30%, 6/1/2050	201,000	211,643
4.38%, 10/1/2045	286,000	340,709
5.13%, 11/1/2040	465,000	596,256
Louisville Gas & Electric Co. 4.25%, 4/1/2049	290,000	354,421
MidAmerican Energy Co.:
3.10%, 5/1/2027	180,000	191,878
3.15%, 4/15/2050	148,000	155,409
3.50%, 10/15/2024	472,000	498,980
3.65%, 8/1/2048	217,000	244,960
4.80%, 9/15/2043	250,000	317,640
6.75%, 12/30/2031	248,000	342,146
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	391,000	453,451
National Rural Utilities Cooperative Finance Corp.:
1.00%, 6/15/2026	190,000	185,520
1.35%, 3/15/2031	150,000	138,524
2.40%, 3/15/2030	167,000	168,680
2.95%, 2/7/2024	337,000	349,149
3.40%, 2/7/2028	167,000	180,153
3.70%, 3/15/2029	310,000	340,219
4.30%, 3/15/2049	412,000	514,061
4.40%, 11/1/2048	70,000	87,588
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	116,000	118,390
Series C, 8.00%, 3/1/2032	240,000	352,579

See accompanying notes to financial statements.
39

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Nevada Power Co.:
Series CC, 3.70%, 5/1/2029	$ 317,000	$ 348,694
Series DD, 2.40%, 5/1/2030	100,000	100,790
Series EE, 3.13%, 8/1/2050	65,000	66,017
Series N, 6.65%, 4/1/2036	110,000	157,841
Series R, 6.75%, 7/1/2037	505,000	733,518
NextEra Energy Capital Holdings, Inc.:
0.65%, 3/1/2023	525,000	523,913
1.88%, 1/15/2027	200,000	201,250
2.25%, 6/1/2030	999,000	996,463
2.44%, 1/15/2032	200,000	200,528
2.75%, 11/1/2029	191,000	196,982
3.00%, 1/15/2052	200,000	200,062
3.55%, 5/1/2027	292,000	316,887
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (b) (c)	376,000	401,391
Northern States Power Co.:
2.25%, 4/1/2031	199,000	200,502
2.60%, 6/1/2051	225,000	216,785
2.90%, 3/1/2050	312,500	315,472
3.20%, 4/1/2052	85,000	91,200
3.40%, 8/15/2042	155,000	168,234
6.25%, 6/1/2036	180,000	257,101
NorthWestern Corp. 4.18%, 11/15/2044	250,000	293,310
NSTAR Electric Co.:
1.95%, 8/15/2031	250,000	243,782
3.20%, 5/15/2027	370,000	395,363
3.25%, 5/15/2029 (b)	379,000	407,027
5.50%, 3/15/2040	200,000	273,324
OGE Energy Corp. 0.70%, 5/26/2023	105,000	104,596
Oglethorpe Power Corp.:
5.05%, 10/1/2048	185,000	233,241
5.38%, 11/1/2040	190,000	242,772
5.95%, 11/1/2039	400,000	533,972
Ohio Power Co.:
4.00%, 6/1/2049	357,000	411,032
4.15%, 4/1/2048	147,000	172,334
Series Q, 1.63%, 1/15/2031	65,000	61,250
Series R, 2.90%, 10/1/2051	250,000	243,055
Oklahoma Gas & Electric Co.:
0.55%, 5/26/2023	145,000	144,255
3.30%, 3/15/2030	110,000	117,436
3.85%, 8/15/2047	286,000	328,025
4.15%, 4/1/2047	230,000	271,842
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	650,000	626,158
Security Description	Principal Amount	Value
2.75%, 6/1/2024	$ 595,000	$ 616,795
3.10%, 9/15/2049	335,000	350,802
3.75%, 4/1/2045	175,000	199,458
3.80%, 9/30/2047	320,000	371,347
3.80%, 6/1/2049	470,000	546,760
4.10%, 11/15/2048	155,000	188,458
5.25%, 9/30/2040	230,000	305,403
5.30%, 6/1/2042	165,000	221,123
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	504,000	487,393
2.50%, 2/1/2031	860,000	819,288
2.95%, 3/1/2026	100,000	101,670
3.15%, 1/1/2026	150,000	153,612
3.25%, 6/1/2031	785,000	788,564
3.30%, 12/1/2027	466,000	473,754
3.30%, 8/1/2040	609,000	566,662
3.45%, 7/1/2025	1,000,000	1,037,410
3.50%, 8/1/2050	305,000	285,129
3.75%, 7/1/2028	460,000	478,736
4.00%, 12/1/2046	200,000	195,426
4.20%, 6/1/2041	510,000	518,175
4.25%, 3/15/2046	125,000	125,884
4.30%, 3/15/2045	200,000	202,238
4.55%, 7/1/2030	215,000	233,202
4.75%, 2/15/2044	340,000	354,722
4.95%, 7/1/2050	743,000	813,867
Pacific Gas and Electric Co. 4.65%, 8/1/2028	150,000	162,346
PacifiCorp:
2.90%, 6/15/2052	405,000	399,707
4.10%, 2/1/2042	100,000	114,672
4.13%, 1/15/2049	370,000	427,254
4.15%, 2/15/2050	210,000	249,022
6.00%, 1/15/2039	258,000	353,875
6.25%, 10/15/2037	422,000	586,863
6.35%, 7/15/2038	330,000	463,086
7.70%, 11/15/2031	100,000	143,868
PECO Energy Co.:
2.80%, 6/15/2050	270,000	265,102
2.85%, 9/15/2051	155,000	154,611
3.05%, 3/15/2051	115,000	118,130
3.70%, 9/15/2047	115,000	130,077
3.90%, 3/1/2048	140,000	164,629
4.15%, 10/1/2044	115,000	136,607
Pinnacle West Capital Corp. 1.30%, 6/15/2025	195,000	191,935
Potomac Electric Power Co.:
3.60%, 3/15/2024	147,000	153,913
4.15%, 3/15/2043	280,000	329,034
PPL Capital Funding, Inc. 3.10%, 5/15/2026	116,000	121,667
PPL Electric Utilities Corp.:
3.95%, 6/1/2047	185,000	217,186
4.13%, 6/15/2044	230,000	269,974
4.15%, 10/1/2045	100,000	119,687

See accompanying notes to financial statements.
40

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.15%, 6/15/2048	$ 222,000	$ 269,284
Progress Energy, Inc. 7.75%, 3/1/2031	250,000	348,587
Public Service Co. of Colorado:
3.70%, 6/15/2028	229,000	251,822
3.80%, 6/15/2047	140,000	158,752
4.05%, 9/15/2049	330,000	394,634
Series 35, 1.90%, 1/15/2031	289,000	282,419
Series 36, 2.70%, 1/15/2051	285,000	277,787
Public Service Co. of New Hampshire:
3.60%, 7/1/2049	100,000	113,168
Series V, 2.20%, 6/15/2031	325,000	325,848
Public Service Co. of Oklahoma:
Series J, 2.20%, 8/15/2031 (b)	250,000	246,832
Series K, 3.15%, 8/15/2051	250,000	253,575
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026	150,000	147,092
Series MTN, 1.90%, 8/15/2031	115,000	112,640
Series MTN, 2.05%, 8/1/2050	200,000	170,206
Series MTN, 2.25%, 9/15/2026	230,000	236,350
Series MTN, 2.38%, 5/15/2023	100,000	101,773
Series MTN, 2.45%, 1/15/2030	135,000	137,695
Series MTN, 2.70%, 5/1/2050	203,000	196,896
Series MTN, 3.00%, 3/1/2051	100,000	102,994
Series MTN, 3.15%, 1/1/2050	135,000	142,066
Series MTN, 3.20%, 5/15/2029	100,000	107,782
Series MTN, 3.20%, 8/1/2049	175,000	185,619
Series MTN, 3.60%, 12/1/2047	185,000	208,021
Series MTN, 3.80%, 3/1/2046	350,000	405,478
Series MTN, 3.95%, 5/1/2042	140,000	162,334
Public Service Enterprise Group, Inc.:
0.80%, 8/15/2025	340,000	331,004
1.60%, 8/15/2030	570,000	528,931
2.88%, 6/15/2024	203,000	210,184
Security Description	Principal Amount	Value
Puget Energy, Inc. 4.10%, 6/15/2030	$ 189,000	$ 204,838
Puget Sound Energy, Inc.:
2.89%, 9/15/2051	315,000	310,892
3.25%, 9/15/2049	256,000	268,995
4.22%, 6/15/2048	165,000	197,304
5.64%, 4/15/2041	106,000	141,725
6.27%, 3/15/2037	136,000	187,518
San Diego Gas & Electric Co.:
4.15%, 5/15/2048	316,000	377,494
4.50%, 8/15/2040	128,000	155,416
6.00%, 6/1/2039	150,000	211,179
Series RRR, 3.75%, 6/1/2047	517,000	575,767
Series VVV, 1.70%, 10/1/2030	196,500	188,518
Sempra Energy:
3.40%, 2/1/2028	357,000	380,366
3.80%, 2/1/2038	233,000	256,286
4.00%, 2/1/2048	215,000	240,387
6.00%, 10/15/2039	169,000	232,799
Sierra Pacific Power Co. 2.60%, 5/1/2026	225,000	234,099
South Carolina Electric & Gas Co. 5.45%, 2/1/2041 (b)	256,000	346,220
Southern California Edison Co.:
0.70%, 4/3/2023	75,000	74,767
1.10%, 4/1/2024	190,000	189,343
2.25%, 6/1/2030 (b)	415,000	410,983
2.85%, 8/1/2029	230,000	238,071
3.65%, 2/1/2050	208,000	222,288
4.00%, 4/1/2047	190,000	209,823
4.50%, 9/1/2040	350,000	398,419
4.65%, 10/1/2043	248,000	291,663
5.50%, 3/15/2040	275,000	345,620
5.63%, 2/1/2036	211,000	264,497
6.05%, 3/15/2039	543,000	714,707
Series 05-E, 5.35%, 7/15/2035	340,000	421,444
Series 06-E, 5.55%, 1/15/2037	100,000	124,412
Series 13-A, 3.90%, 3/15/2043	533,000	567,496
Series B, 3.65%, 3/1/2028	133,000	143,608
Series B, 4.88%, 3/1/2049	110,000	134,940
Series C, 4.13%, 3/1/2048	316,000	355,137
Series D, 3.40%, 6/1/2023	195,000	200,540
Series E, 3.70%, 8/1/2025	110,000	117,480
Series G, 2.50%, 6/1/2031	221,000	222,386
Series J, 0.70%, 8/1/2023	125,000	124,410
Series K, 0.98%, 8/1/2024	125,000	123,938
Southern Co.:
3.25%, 7/1/2026	1,012,000	1,072,396
4.25%, 7/1/2036	1,318,000	1,489,406

See accompanying notes to financial statements.
41

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.40%, 7/1/2046	$ 299,000	$ 353,155
Series 21-A, 0.60%, 2/26/2024	306,000	302,310
Series 21-A, 5 year CMT + 2.92%, 3.75%, 9/15/2051 (c)	175,000	175,019
Series 21-B, 1.75%, 3/15/2028	260,000	252,993
Southern Power Co.:
0.90%, 1/15/2026	80,000	77,414
4.15%, 12/1/2025	194,000	211,313
5.15%, 9/15/2041	200,000	245,526
Southwestern Electric Power Co.:
6.20%, 3/15/2040	260,000	364,094
Series L, 3.85%, 2/1/2048	100,000	108,165
Series N, 1.65%, 3/15/2026 (b)	250,000	248,425
Southwestern Public Service Co.:
3.40%, 8/15/2046	165,000	177,050
3.75%, 6/15/2049	300,000	341,400
4.50%, 8/15/2041	300,000	363,282
Series 6, 4.40%, 11/15/2048	190,000	235,450
Series 8, 3.15%, 5/1/2050	350,000	365,785
Tampa Electric Co.:
2.40%, 3/15/2031	55,000	55,615
3.45%, 3/15/2051	160,000	175,891
3.63%, 6/15/2050	15,000	16,928
4.10%, 6/15/2042	125,000	143,824
4.30%, 6/15/2048	130,000	159,758
4.45%, 6/15/2049	303,000	384,555
Tucson Electric Power Co.:
1.50%, 8/1/2030	356,000	333,611
3.25%, 5/1/2051	150,000	156,208
4.00%, 6/15/2050	200,000	232,872
4.85%, 12/1/2048	145,000	187,733
Union Electric Co.:
2.95%, 6/15/2027	218,000	229,829
3.25%, 10/1/2049	500,000	531,795
3.50%, 3/15/2029	114,000	123,932
3.65%, 4/15/2045	90,000	100,355
3.90%, 9/15/2042	310,000	352,039
Virginia Electric & Power Co.:
2.45%, 12/15/2050	236,000	217,196
Series A, 2.88%, 7/15/2029	169,000	178,317
Series A, 3.15%, 1/15/2026	606,000	640,342
Series A, 3.80%, 4/1/2028	550,000	602,657
Series B, 3.80%, 9/15/2047	220,000	249,278
Series B, 4.20%, 5/15/2045	150,000	178,647
Security Description	Principal Amount	Value
Series B, 6.00%, 1/15/2036	$ 284,000	$ 387,464
Series C, 2.75%, 3/15/2023	270,000	275,170
Series C, 4.00%, 11/15/2046	110,000	127,993
WEC Energy Group, Inc.:
0.55%, 9/15/2023	200,000	198,468
0.80%, 3/15/2024	225,000	222,815
1.38%, 10/15/2027	215,000	207,561
1.80%, 10/15/2030	115,000	108,463
2.20%, 12/15/2028	400,000	399,952
Wisconsin Electric Power Co. 2.05%, 12/15/2024	395,000	404,725
Wisconsin Power & Light Co.:
3.05%, 10/15/2027	246,000	258,834
3.65%, 4/1/2050	335,000	381,253
Wisconsin Public Service Corp. 3.67%, 12/1/2042	121,000	135,099
Xcel Energy, Inc.:
0.50%, 10/15/2023	200,000	198,634
2.60%, 12/1/2029	220,000	224,778
3.40%, 6/1/2030	150,000	161,496
3.50%, 12/1/2049	160,000	171,797
4.00%, 6/15/2028	110,000	121,359
6.50%, 7/1/2036	5,000	7,035
		133,404,558
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	101,000	98,424
Emerson Electric Co.:
0.88%, 10/15/2026	411,000	399,977
1.80%, 10/15/2027	123,000	123,465
1.95%, 10/15/2030 (b)	355,000	349,984
2.00%, 12/21/2028 (b)	200,000	199,900
2.20%, 12/21/2031	200,000	199,170
2.75%, 10/15/2050	110,000	106,164
2.80%, 12/21/2051	200,000	196,082
		1,673,166
ELECTRONICS — 0.2%
Agilent Technologies, Inc.:
2.10%, 6/4/2030	195,000	190,940
2.30%, 3/12/2031	350,000	346,493
2.75%, 9/15/2029	155,000	160,244
3.05%, 9/22/2026	198,000	209,157
Allegion PLC 3.50%, 10/1/2029	100,000	106,428
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	107,000	111,261
3.55%, 10/1/2027	92,000	97,544
Amphenol Corp.:
2.20%, 9/15/2031	145,000	142,113
2.80%, 2/15/2030	112,000	115,809
3.20%, 4/1/2024	100,000	104,039

See accompanying notes to financial statements.
42

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.35%, 6/1/2029	$ 443,000	$ 503,345
Arrow Electronics, Inc.:
3.25%, 9/8/2024	227,000	236,747
3.88%, 1/12/2028	184,000	199,443
Flex, Ltd.:
3.75%, 2/1/2026	225,000	240,496
4.88%, 6/15/2029	203,000	230,801
4.88%, 5/12/2030	310,000	353,446
Fortive Corp.:
3.15%, 6/15/2026	180,000	190,894
4.30%, 6/15/2046	180,000	214,682
Honeywell International, Inc.:
1.10%, 3/1/2027	400,000	390,192
1.35%, 6/1/2025	205,000	205,773
1.75%, 9/1/2031 (b)	270,000	262,856
1.95%, 6/1/2030	345,000	343,306
2.30%, 8/15/2024	200,000	206,406
2.50%, 11/1/2026 (b)	209,000	218,743
2.70%, 8/15/2029	196,000	205,357
3.81%, 11/21/2047	450,000	537,561
5.70%, 3/15/2037	227,000	313,367
Hubbell, Inc.:
2.30%, 3/15/2031	290,000	290,197
3.15%, 8/15/2027	100,000	105,429
Jabil, Inc.:
3.00%, 1/15/2031	240,000	246,907
3.60%, 1/15/2030	268,000	290,070
3.95%, 1/12/2028	109,000	119,086
Keysight Technologies, Inc. 3.00%, 10/30/2029	268,000	278,991
TD SYNNEX Corp.:
1.25%, 8/9/2024 (d)	190,000	187,815
1.75%, 8/9/2026 (d)	250,000	244,175
2.38%, 8/9/2028 (d)	275,000	266,981
2.65%, 8/9/2031 (d)	150,000	144,391
Trimble, Inc. 4.75%, 12/1/2024	267,000	289,300
Tyco Electronics Group SA:
3.13%, 8/15/2027	339,000	361,886
3.70%, 2/15/2026	198,000	213,074
Vontier Corp.:
1.80%, 4/1/2026 (d)	273,000	268,291
2.40%, 4/1/2028 (d)	202,000	196,853
2.95%, 4/1/2031 (d)	274,000	269,893
		10,210,782
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
0.88%, 11/15/2025	110,000	106,875
1.45%, 2/15/2031	270,000	251,348
1.75%, 2/15/2032	226,000	213,170
2.30%, 3/1/2030	227,000	227,406
2.50%, 8/15/2024	237,000	243,916
2.90%, 7/1/2026	112,000	117,224
3.05%, 3/1/2050	222,000	227,426
3.20%, 3/15/2025	125,000	131,030
Security Description	Principal Amount	Value
3.38%, 11/15/2027	$ 285,000	$ 306,597
3.95%, 5/15/2028	47,000	52,107
4.75%, 5/15/2023	163,000	170,011
Waste Connections, Inc.:
2.20%, 1/15/2032	115,000	112,795
2.60%, 2/1/2030	195,000	198,649
2.95%, 1/15/2052	115,000	113,109
3.50%, 5/1/2029	210,000	227,333
4.25%, 12/1/2028	270,000	303,623
Waste Management, Inc.:
0.75%, 11/15/2025 (b)	275,000	268,161
1.15%, 3/15/2028 (b)	227,000	216,447
1.50%, 3/15/2031	284,000	267,414
2.00%, 6/1/2029	204,000	202,874
2.50%, 11/15/2050	52,000	49,498
3.15%, 11/15/2027 (b)	229,000	244,744
4.15%, 7/15/2049	100,000	126,212
		4,377,969
FOOD — 0.3%
Campbell Soup Co.:
3.30%, 3/19/2025	304,000	320,632
3.95%, 3/15/2025	330,000	353,179
4.80%, 3/15/2048	367,000	458,805
Conagra Brands, Inc.:
0.50%, 8/11/2023	50,000	49,601
3.20%, 1/25/2023	90,000	91,679
4.30%, 5/1/2024	553,000	589,028
4.60%, 11/1/2025	302,000	332,218
4.85%, 11/1/2028	242,000	278,431
5.30%, 11/1/2038	676,000	854,721
5.40%, 11/1/2048 (b)	200,000	270,406
7.00%, 10/1/2028	133,000	172,129
8.25%, 9/15/2030	200,000	283,392
Flowers Foods, Inc.:
2.40%, 3/15/2031	110,000	108,398
3.50%, 10/1/2026	156,000	167,237
General Mills, Inc.:
2.88%, 4/15/2030	146,000	152,233
3.20%, 2/10/2027	275,000	292,440
3.65%, 2/15/2024	100,000	104,789
3.70%, 10/17/2023	311,000	325,483
4.00%, 4/17/2025	674,000	724,833
4.20%, 4/17/2028	336,000	375,020
Hershey Co.:
0.90%, 6/1/2025	160,000	157,957
1.70%, 6/1/2030	175,000	171,266
2.05%, 11/15/2024	255,000	261,594
2.30%, 8/15/2026	20,000	20,747
2.65%, 6/1/2050	120,000	120,432
3.13%, 11/15/2049	350,000	377,639
3.38%, 8/15/2046	75,000	83,985
Hormel Foods Corp.:
0.65%, 6/3/2024	85,000	84,360
1.70%, 6/3/2028 (b)	180,000	179,485
1.80%, 6/11/2030	140,000	137,305

See accompanying notes to financial statements.
43

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.05%, 6/3/2051 (b)	$ 265,000	$ 282,024
Ingredion, Inc.:
2.90%, 6/1/2030	270,000	278,373
3.90%, 6/1/2050	175,000	199,332
JM Smucker Co.:
2.38%, 3/15/2030	115,000	115,335
2.75%, 9/15/2041	250,000	241,880
3.38%, 12/15/2027 (b)	195,000	209,974
3.50%, 3/15/2025	217,000	231,285
3.55%, 3/15/2050	75,000	80,944
4.25%, 3/15/2035	165,000	193,164
4.38%, 3/15/2045	25,000	30,391
Kellogg Co.:
2.10%, 6/1/2030	125,000	122,680
2.65%, 12/1/2023	272,000	280,424
3.25%, 4/1/2026	113,000	119,877
3.40%, 11/15/2027	522,000	562,653
Series B, 7.45%, 4/1/2031	234,000	329,753
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	196,000	269,819
Kroger Co.:
1.70%, 1/15/2031 (b)	280,000	265,969
2.20%, 5/1/2030	349,000	347,440
2.65%, 10/15/2026	331,000	344,180
3.70%, 8/1/2027 (b)	293,000	319,306
3.88%, 10/15/2046	510,000	569,083
4.45%, 2/1/2047	164,000	199,331
4.65%, 1/15/2048	240,000	298,188
5.40%, 7/15/2040	129,000	168,772
5.40%, 1/15/2049	219,000	305,562
6.90%, 4/15/2038	149,000	219,236
McCormick & Co., Inc.:
0.90%, 2/15/2026	215,000	207,580
1.85%, 2/15/2031 (b)	135,000	129,280
2.50%, 4/15/2030	390,000	394,220
3.15%, 8/15/2024	100,000	104,474
3.40%, 8/15/2027	123,000	132,933
4.20%, 8/15/2047	200,000	240,184
Mondelez International, Inc.:
1.50%, 5/4/2025	386,000	386,780
1.50%, 2/4/2031 (b)	155,000	145,120
1.88%, 10/15/2032 (b)	155,000	147,862
2.63%, 9/4/2050	247,000	231,071
2.75%, 4/13/2030	575,000	595,780
Sysco Corp.:
2.40%, 2/15/2030	100,000	100,323
3.25%, 7/15/2027	104,000	110,525
3.30%, 2/15/2050	185,000	187,623
3.75%, 10/1/2025	284,000	304,508
4.45%, 3/15/2048	300,000	352,941
4.50%, 4/1/2046	338,000	394,794
4.85%, 10/1/2045	264,000	322,817
5.38%, 9/21/2035	399,000	503,079
6.60%, 4/1/2050	232,000	362,273
Security Description	Principal Amount	Value
Tyson Foods, Inc.:
3.55%, 6/2/2027	$ 790,000	$ 850,972
3.90%, 9/28/2023	225,000	235,235
3.95%, 8/15/2024	150,000	159,549
4.00%, 3/1/2026	182,000	197,465
4.55%, 6/2/2047	222,000	275,158
4.88%, 8/15/2034	185,000	225,126
5.10%, 9/28/2048	293,000	394,147
5.15%, 8/15/2044	152,000	197,521
		22,373,739
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	471,000	500,475
4.50%, 8/1/2024	392,000	416,512
Fibria Overseas Finance, Ltd. 5.50%, 1/17/2027	307,000	344,482
Georgia-Pacific LLC 8.00%, 1/15/2024	250,000	284,395
International Paper Co.:
4.35%, 8/15/2048	201,000	247,037
4.80%, 6/15/2044	528,000	667,138
6.00%, 11/15/2041	189,000	261,610
Suzano Austria GmbH:
2.50%, 9/15/2028	305,000	294,423
3.75%, 1/15/2031	250,000	254,305
5.00%, 1/15/2030	433,000	475,763
6.00%, 1/15/2029	595,000	688,647
		4,434,787
GAS — 0.2%
Atmos Energy Corp.:
1.50%, 1/15/2031	400,000	375,072
3.00%, 6/15/2027	251,000	266,093
3.38%, 9/15/2049	201,000	215,265
4.13%, 10/15/2044	291,000	340,514
4.13%, 3/15/2049	228,000	272,961
4.15%, 1/15/2043	108,000	125,078
5.50%, 6/15/2041	200,000	265,036
CenterPoint Energy Resources Corp. 0.70%, 3/2/2023	425,000	423,126
National Fuel Gas Co.:
2.95%, 3/1/2031	171,000	171,788
3.75%, 3/1/2023	147,000	150,194
5.20%, 7/15/2025	50,000	54,853
5.50%, 1/15/2026	360,000	403,589
NiSource, Inc.:
0.95%, 8/15/2025	321,000	312,834
1.70%, 2/15/2031 (b)	200,000	187,154
3.49%, 5/15/2027	246,000	264,556
3.60%, 5/1/2030	258,000	278,715
4.38%, 5/15/2047	167,000	198,720
4.80%, 2/15/2044	560,000	685,249
5.65%, 2/1/2045	270,000	366,179

See accompanying notes to financial statements.
44

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.95%, 6/15/2041	$ 67,000	$ 92,736
ONE Gas, Inc.:
0.85%, 3/11/2023	113,000	112,764
1.10%, 3/11/2024	450,000	446,418
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	190,000	189,610
3.50%, 6/1/2029	283,000	302,909
3.64%, 11/1/2046	458,000	486,291
Southern California Gas Co.:
3.75%, 9/15/2042	250,000	279,355
Series UU, 4.13%, 6/1/2048	560,000	672,325
Series VV, 4.30%, 1/15/2049	300,000	371,775
Series WW, 3.95%, 2/15/2050	263,000	311,324
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	230,000	235,157
5.88%, 3/15/2041	125,000	171,215
Series 20-A, 1.75%, 1/15/2031	125,000	117,469
Series 21A, 3.15%, 9/30/2051	125,000	125,671
Southwest Gas Corp.:
2.20%, 6/15/2030	205,000	201,572
3.18%, 8/15/2051	175,000	169,370
3.70%, 4/1/2028	200,000	216,644
3.80%, 9/29/2046	100,000	108,343
Washington Gas Light Co.:
Series K, 3.80%, 9/15/2046	225,000	256,511
Series MTN, 3.65%, 9/15/2049	300,000	336,723
		10,561,158
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc.:
2.80%, 3/1/2031	155,000	154,360
4.63%, 6/15/2028	314,000	352,628
Snap-on, Inc.:
3.10%, 5/1/2050	225,000	237,330
4.10%, 3/1/2048	270,000	327,224
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030	304,000	307,365
2.75%, 11/15/2050	265,000	255,150
3.40%, 3/1/2026	410,000	437,187
		2,071,244
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
1.15%, 1/30/2028 (b)	368,000	357,777
1.40%, 6/30/2030 (b)	126,000	121,590
2.95%, 3/15/2025	514,000	540,065
3.40%, 11/30/2023	243,000	253,918
3.75%, 11/30/2026	349,000	385,607
Security Description	Principal Amount	Value
3.88%, 9/15/2025	$ 67,000	$ 72,747
4.75%, 11/30/2036	341,000	435,348
4.75%, 4/15/2043	400,000	520,204
4.90%, 11/30/2046	882,000	1,210,598
6.00%, 4/1/2039	219,000	317,151
Baxter International, Inc.:
1.73%, 4/1/2031	90,000	86,056
2.60%, 8/15/2026	288,000	299,048
3.50%, 8/15/2046	155,000	168,749
Boston Scientific Corp.:
1.90%, 6/1/2025	103,000	104,299
2.65%, 6/1/2030	520,000	529,750
3.45%, 3/1/2024	258,000	269,868
3.75%, 3/1/2026	506,000	544,805
4.00%, 3/1/2029	161,000	178,797
4.55%, 3/1/2039	243,000	290,570
Danaher Corp.:
2.80%, 12/10/2051	250,000	247,332
3.35%, 9/15/2025	75,000	79,958
4.38%, 9/15/2045	126,000	155,689
Dentsply Sirona, Inc. 3.25%, 6/1/2030	120,000	126,704
DH Europe Finance II Sarl:
2.20%, 11/15/2024	228,000	233,151
2.60%, 11/15/2029	583,000	601,860
3.25%, 11/15/2039	215,000	228,973
Edwards Lifesciences Corp. 4.30%, 6/15/2028	195,000	219,266
Koninklijke Philips NV:
5.00%, 3/15/2042	139,000	176,337
6.88%, 3/11/2038	120,000	175,124
Medtronic Global Holdings SCA 3.35%, 4/1/2027 (b)	297,000	320,677
Medtronic, Inc.:
4.38%, 3/15/2035	550,000	677,341
4.63%, 3/15/2045 (b)	520,000	682,115
PerkinElmer, Inc.:
0.55%, 9/15/2023	160,000	158,744
0.85%, 9/15/2024	145,000	142,961
1.90%, 9/15/2028	250,000	245,733
2.25%, 9/15/2031	230,000	224,015
2.55%, 3/15/2031	210,000	211,789
3.30%, 9/15/2029	213,000	226,732
Smith & Nephew PLC 2.03%, 10/14/2030	230,000	222,189
STERIS Irish FinCo UnLtd Co.:
2.70%, 3/15/2031	300,000	303,516
3.75%, 3/15/2051	160,000	174,382
Stryker Corp.:
0.60%, 12/1/2023	460,000	457,162
1.15%, 6/15/2025	225,000	223,259
1.95%, 6/15/2030	178,000	173,999
2.90%, 6/15/2050	100,000	100,963
3.38%, 5/15/2024	500,000	522,920

See accompanying notes to financial statements.
45

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.10%, 4/1/2043	$ 250,000	$ 293,140
Thermo Fisher Scientific, Inc.:
0.80%, 10/18/2023	590,000	588,094
1.22%, 10/18/2024	560,000	559,574
1.75%, 10/15/2028	140,000	139,114
2.00%, 10/15/2031	175,000	172,506
2.60%, 10/1/2029	448,000	464,822
2.80%, 10/15/2041	90,000	90,883
4.10%, 8/15/2047	300,000	373,563
5.30%, 2/1/2044	175,000	242,765
Zimmer Biomet Holdings, Inc.:
4.45%, 8/15/2045	220,000	262,218
5.75%, 11/30/2039	190,000	253,610
		17,440,127
HEALTH CARE SERVICES — 0.8%
Adventist Health System:
2.95%, 3/1/2029	100,000	104,601
3.63%, 3/1/2049	310,000	344,308
Advocate Health & Hospitals Corp.:
3.39%, 10/15/2049	209,000	231,670
4.27%, 8/15/2048	120,000	150,882
Series 2020, 3.01%, 6/15/2050	162,000	168,819
Aetna, Inc.:
2.80%, 6/15/2023	450,000	461,079
3.88%, 8/15/2047	317,000	354,156
4.13%, 11/15/2042	147,000	166,444
4.50%, 5/15/2042	221,000	260,510
4.75%, 3/15/2044	155,000	190,720
6.63%, 6/15/2036	241,000	344,023
AHS Hospital Corp.:
5.02%, 7/1/2045	75,000	102,165
Series 2021, 2.78%, 7/1/2051	150,000	148,542
Allina Health System:
Series 2019, 3.89%, 4/15/2049	200,000	234,786
Series 2021, 2.90%, 11/15/2051	250,000	250,075
Anthem, Inc.:
0.45%, 3/15/2023	290,000	289,078
1.50%, 3/15/2026	481,000	480,307
2.25%, 5/15/2030	253,000	252,459
2.55%, 3/15/2031	415,000	424,483
2.88%, 9/15/2029	343,000	358,754
3.13%, 5/15/2050	225,000	231,667
3.30%, 1/15/2023	400,000	410,820
3.50%, 8/15/2024	241,000	254,523
3.60%, 3/15/2051	235,000	261,282
3.65%, 12/1/2027	469,000	514,760
4.10%, 3/1/2028	220,000	245,137
4.55%, 3/1/2048	260,000	325,224
4.63%, 5/15/2042	361,000	449,542
4.65%, 1/15/2043	190,000	237,236
Security Description	Principal Amount	Value
4.65%, 8/15/2044	$ 244,000	$ 305,588
5.10%, 1/15/2044	100,000	132,005
Ascension Health:
3.95%, 11/15/2046	348,000	428,719
Series B, 2.53%, 11/15/2029	217,000	226,064
Series B, 3.11%, 11/15/2039	300,000	319,620
Banner Health:
1.90%, 1/1/2031	75,000	72,668
2.34%, 1/1/2030	150,000	151,884
2.91%, 1/1/2042	100,000	101,515
2.91%, 1/1/2051	200,000	203,204
Series 2020, 3.18%, 1/1/2050 (b)	298,000	316,148
Baylor Scott & White Holdings:
4.19%, 11/15/2045	365,000	447,037
Series 2021, 1.78%, 11/15/2030	25,000	24,121
Series 2021, 2.84%, 11/15/2050	205,000	204,539
Bon Secours Mercy Health, Inc.:
3.46%, 6/1/2030	50,000	54,233
Series 20-2, 2.10%, 6/1/2031	125,000	122,471
Series 20-2, 3.21%, 6/1/2050	60,000	62,689
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	250,000	256,172
Children's Health System of Texas 2.51%, 8/15/2050	362,000	340,356
Children's Hospital Corp.:
Series 2020, 2.59%, 2/1/2050	105,000	100,736
Series 2020, 2.93%, 7/15/2050	135,000	132,642
Children's Hospital Medical Center 4.27%, 5/15/2044	250,000	314,055
Cigna Holding Co. 5.38%, 2/15/2042	125,000	153,295
CommonSpirit Health:
1.55%, 10/1/2025	104,000	103,122
2.78%, 10/1/2030	85,000	87,163
3.35%, 10/1/2029	598,000	635,704
3.91%, 10/1/2050	175,000	195,162
4.19%, 10/1/2049	308,000	359,174
4.35%, 11/1/2042	197,000	225,335

See accompanying notes to financial statements.
46

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	$ 250,000	$ 249,345
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	135,000	144,563
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	100,000	120,652
Dignity Health 4.50%, 11/1/2042	117,000	138,599
Franciscan Missionaries of Our Lady Health System, Inc. Series B, 3.91%, 7/1/2049	250,000	289,762
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	240,000	296,671
Series 2020, 2.68%, 9/1/2041	275,000	269,417
Series 2020, 2.88%, 9/1/2050	150,000	150,926
Hartford HealthCare Corp. 3.45%, 7/1/2054	170,000	179,214
HCA, Inc.:
3.50%, 7/15/2051	150,000	153,772
4.13%, 6/15/2029	588,000	648,323
4.50%, 2/15/2027	261,000	288,045
4.75%, 5/1/2023	554,000	580,514
5.00%, 3/15/2024	363,000	390,515
5.13%, 6/15/2039	357,000	441,516
5.25%, 6/15/2026	336,700	378,747
5.25%, 6/15/2049	580,000	747,690
5.50%, 6/15/2047	580,000	761,192
Humana, Inc.:
0.65%, 8/3/2023	65,000	64,696
1.35%, 2/3/2027	135,000	131,337
2.15%, 2/3/2032	335,000	324,488
3.13%, 8/15/2029	173,000	181,003
3.85%, 10/1/2024	125,000	132,709
3.95%, 3/15/2027	291,000	318,206
3.95%, 8/15/2049	145,000	165,997
4.80%, 3/15/2047	100,000	126,732
IHC Health Services, Inc. 4.13%, 5/15/2048	85,000	106,267
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	356,000	431,842
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	205,000	234,409
Iowa Health System Series 2020, 3.67%, 2/15/2050	123,000	139,809
Security Description	Principal Amount	Value
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	$ 205,000	$ 245,176
Kaiser Foundation Hospitals:
3.15%, 5/1/2027	155,000	165,238
4.15%, 5/1/2047	217,000	268,522
Series 2019, 3.27%, 11/1/2049	319,000	343,920
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	215,000	212,768
2.30%, 12/1/2024	318,000	326,185
3.25%, 9/1/2024	240,000	251,227
3.60%, 2/1/2025	475,000	501,662
4.70%, 2/1/2045	215,000	262,541
Mass General Brigham, Inc.:
Series 2015, 4.12%, 7/1/2055	250,000	311,085
Series 2017, 3.77%, 7/1/2048	70,000	80,778
Series 2020, 3.19%, 7/1/2049 (b)	150,000	158,526
Series 2020, 3.34%, 7/1/2060	295,000	322,084
Mayo Clinic Series 2016, 4.13%, 11/15/2052	173,000	219,419
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	295,000	366,880
Memorial Sloan-Kettering Cancer Center:
5.00%, 7/1/2042	100,000	133,652
Series 2015, 4.20%, 7/1/2055	364,000	466,408
Series 2020, 2.96%, 1/1/2050	160,000	163,542
Methodist Hospital Series 20A, 2.71%, 12/1/2050	160,000	155,451
Montefiore Obligated Group Series 18-C, 5.25%, 11/1/2048	262,000	283,639
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	135,000	155,428
MultiCare Health System 2.80%, 8/15/2050	165,000	161,388
New York and Presbyterian Hospital:
2.26%, 8/1/2040	125,000	118,423
2.61%, 8/1/2060	155,000	148,072
4.02%, 8/1/2045 (b)	135,000	165,197
4.06%, 8/1/2056	100,000	129,868
Series 2019, 3.95%, 8/1/2119	220,000	265,727

See accompanying notes to financial statements.
47

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	$ 132,000	$ 145,963
4.26%, 11/1/2047	350,000	416,696
Northwestern Memorial Healthcare Obligated Group Series 2021, 2.63%, 7/15/2051	130,000	124,826
Novant Health, Inc. 3.17%, 11/1/2051	219,000	230,235
NYU Langone Hospitals:
4.37%, 7/1/2047	365,000	433,244
4.78%, 7/1/2044	243,000	307,507
Series 2020, 3.38%, 7/1/2055	195,000	201,090
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031 (b)	175,000	171,208
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	225,000	235,233
Orlando Health Obligated Group:
3.33%, 10/1/2050	100,000	104,468
4.09%, 10/1/2048	251,000	302,048
PeaceHealth Obligated Group:
Series 2018, 4.79%, 11/15/2048	324,000	430,509
Series 2020, 1.38%, 11/15/2025	65,000	64,663
Series 2020, 3.22%, 11/15/2050	65,000	67,181
Piedmont Healthcare, Inc.:
2.86%, 1/1/2052	135,000	131,948
Series 2032, 2.04%, 1/1/2032	100,000	97,134
Series 2042, 2.72%, 1/1/2042	100,000	97,422
Providence St Joseph Health Obligated Group Series 21A, 2.70%, 10/1/2051	185,000	179,507
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	244,000	251,835
Series A, 3.93%, 10/1/2048	70,000	82,492
Series H, 2.75%, 10/1/2026	55,000	57,662
Series I, 3.74%, 10/1/2047	50,000	57,036
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	550,000	568,029
3.45%, 6/1/2026	207,000	221,513
4.20%, 6/30/2029	126,000	142,385
Security Description	Principal Amount	Value
RWJ Barnabas Health, Inc.:
3.48%, 7/1/2049	$ 100,000	$ 111,479
3.95%, 7/1/2046	90,000	106,568
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050 (b)	425,000	414,651
Sharp HealthCare Series 20B, 2.68%, 8/1/2050	250,000	239,910
Spectrum Health System Obligated Group Series 19A, 3.49%, 7/15/2049	100,000	110,574
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	136,000	140,284
Stanford Health Care Series 2018, 3.80%, 11/15/2048	135,000	160,065
Sutter Health:
Series 20A, 1.32%, 8/15/2025	273,000	271,957
Series 20A, 2.29%, 8/15/2030	155,000	154,972
Series 20A, 3.16%, 8/15/2040	200,000	204,050
Series 20A, 3.36%, 8/15/2050	210,000	220,034
Texas Health Resources 2.33%, 11/15/2050	205,000	184,387
Toledo Hospital:
5.75%, 11/15/2038 (f)	221,000	257,284
Series B, 5.33%, 11/15/2028	120,000	134,862
Trinity Health Corp.:
4.13%, 12/1/2045	137,000	165,043
Series 2019, 3.43%, 12/1/2048	35,000	38,024
Series 2021, 2.63%, 12/1/2040	60,000	58,775
UnitedHealth Group, Inc.:
1.15%, 5/15/2026	500,000	494,860
1.25%, 1/15/2026	189,000	188,242
2.00%, 5/15/2030 (b)	240,000	238,219
2.30%, 5/15/2031 (b)	432,000	438,908
2.75%, 5/15/2040	536,000	540,722
2.88%, 3/15/2023	428,000	439,385
2.88%, 8/15/2029	541,000	572,627
2.90%, 5/15/2050	300,000	306,114
2.95%, 10/15/2027	269,000	287,566
3.10%, 3/15/2026	822,000	878,726
3.25%, 5/15/2051	450,000	487,332
3.38%, 4/15/2027	408,000	442,908
3.45%, 1/15/2027	508,000	553,573
3.50%, 8/15/2039	722,000	798,185
3.70%, 12/15/2025	178,000	193,888
3.70%, 8/15/2049	283,000	326,690

See accompanying notes to financial statements.
48

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 10/15/2047	$ 365,000	$ 419,593
3.85%, 6/15/2028	551,000	614,740
3.88%, 12/15/2028	239,000	268,177
3.88%, 8/15/2059	315,000	377,383
4.20%, 1/15/2047	181,000	220,516
4.25%, 3/15/2043	192,000	232,721
4.25%, 4/15/2047	406,000	496,964
4.25%, 6/15/2048	125,000	154,782
4.45%, 12/15/2048	580,000	741,466
4.63%, 7/15/2035	371,000	461,476
5.80%, 3/15/2036	258,000	355,524
6.88%, 2/15/2038	312,000	478,858
Universal Health Services, Inc.:
1.65%, 9/1/2026 (d)	155,000	152,404
2.65%, 10/15/2030 (d)	210,000	208,486
2.65%, 1/15/2032 (d)	225,000	220,997
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	100,000	99,352
Willis-Knighton Medical Center:
Series 2018, 4.81%, 9/1/2048	190,000	243,523
Series 2021, 3.07%, 3/1/2051	205,000	199,666
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	115,000	106,671
		50,629,234
HOME BUILDERS — 0.0% (a)
D.R.Horton, Inc. 1.40%, 10/15/2027	378,000	365,832
DR Horton, Inc.:
1.30%, 10/15/2026	140,000	136,647
2.50%, 10/15/2024	424,000	437,356
4.75%, 2/15/2023	230,000	237,567
Lennar Corp.:
4.50%, 4/30/2024	243,000	258,370
4.75%, 11/29/2027 (b)	202,000	228,923
5.00%, 6/15/2027	150,000	170,106
5.88%, 11/15/2024	130,000	143,798
MDC Holdings, Inc. 6.00%, 1/15/2043	299,000	377,242
NVR, Inc. 3.00%, 5/15/2030	420,000	436,338
PulteGroup, Inc.:
5.00%, 1/15/2027 (b)	50,000	57,154
6.00%, 2/15/2035	376,000	484,720
		3,334,053
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc.:
3.50%, 11/15/2027	262,000	279,614
Security Description	Principal Amount	Value
4.40%, 3/15/2029	$ 195,000	$ 218,187
Whirlpool Corp.:
3.70%, 5/1/2025	207,000	221,838
4.00%, 3/1/2024	60,000	63,555
4.60%, 5/15/2050	200,000	247,370
4.75%, 2/26/2029	218,000	251,657
		1,282,221
HOUSEHOLD PRODUCTS & WARES — 0.1%
Avery Dennison Corp.:
0.85%, 8/15/2024	95,000	93,618
2.25%, 2/15/2032	280,000	272,031
2.65%, 4/30/2030	151,000	152,995
4.88%, 12/6/2028	151,000	176,129
Church & Dwight Co., Inc.:
3.15%, 8/1/2027	181,000	192,265
3.95%, 8/1/2047 (b)	200,000	236,356
Clorox Co.:
1.80%, 5/15/2030	140,000	135,820
3.50%, 12/15/2024	166,000	176,858
3.90%, 5/15/2028	100,000	111,954
Kimberly-Clark Corp.:
1.05%, 9/15/2027 (b)	208,000	201,606
2.75%, 2/15/2026	69,000	72,962
2.88%, 2/7/2050	105,000	108,209
3.05%, 8/15/2025 (b)	200,000	212,318
3.20%, 4/25/2029	281,000	303,165
3.90%, 5/4/2047	129,000	154,897
3.95%, 11/1/2028	90,000	101,790
6.63%, 8/1/2037	436,000	659,062
		3,362,035
INSURANCE — 0.8%
Aflac, Inc.:
1.13%, 3/15/2026	205,000	201,831
3.25%, 3/17/2025	135,000	142,780
4.75%, 1/15/2049	270,000	359,113
Alleghany Corp.:
3.25%, 8/15/2051	90,000	89,523
3.63%, 5/15/2030	178,000	193,093
4.90%, 9/15/2044	100,000	125,934
Allstate Corp.:
0.75%, 12/15/2025	266,000	259,358
1.45%, 12/15/2030	200,000	189,390
3.28%, 12/15/2026 (b)	230,000	247,528
3.85%, 8/10/2049	100,000	117,108
4.50%, 6/15/2043	250,000	306,102
3 Month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (c)	305,000	400,395
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (c)	247,000	256,902
American Financial Group, Inc. 4.50%, 6/15/2047	155,000	184,210

See accompanying notes to financial statements.
49

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
American International Group, Inc.:
2.50%, 6/30/2025	$ 350,000	$ 361,214
3.40%, 6/30/2030	593,000	642,942
3.75%, 7/10/2025	224,000	240,188
3.88%, 1/15/2035	455,000	505,814
4.13%, 2/15/2024	581,000	616,976
4.20%, 4/1/2028	265,000	296,445
4.25%, 3/15/2029 (b)	383,000	437,378
4.38%, 6/30/2050	193,000	240,356
4.38%, 1/15/2055	412,000	507,036
4.50%, 7/16/2044	345,000	425,223
4.70%, 7/10/2035	258,000	308,300
4.75%, 4/1/2048	252,000	322,983
Aon Corp.:
2.80%, 5/15/2030	334,000	344,244
3.75%, 5/2/2029	229,000	251,078
4.50%, 12/15/2028	361,000	411,612
8.21%, 1/1/2027	120,000	151,018
Aon Corp./Aon Global Holdings PLC:
2.05%, 8/23/2031	250,000	243,068
2.90%, 8/23/2051	250,000	241,095
Aon PLC:
3.50%, 6/14/2024	170,000	178,728
4.00%, 11/27/2023	105,000	110,020
4.60%, 6/14/2044	166,000	204,429
Arch Capital Finance LLC 4.01%, 12/15/2026	148,000	162,571
Arch Capital Group US, Inc. 5.14%, 11/1/2043	325,000	423,316
Arch Capital Group, Ltd. 3.64%, 6/30/2050	185,000	198,141
Arthur J Gallagher & Co.:
2.40%, 11/9/2031	250,000	246,448
3.05%, 3/9/2052	250,000	242,515
Assurant, Inc.:
3.70%, 2/22/2030	121,000	128,404
4.20%, 9/27/2023	120,000	126,073
4.90%, 3/27/2028 (b)	208,000	237,898
Assured Guaranty US Holdings, Inc.:
3.15%, 6/15/2031	275,000	287,433
3.60%, 9/15/2051	105,000	109,367
Athene Holding, Ltd.:
3.45%, 5/15/2052	100,000	100,623
3.50%, 1/15/2031	216,000	227,973
3.95%, 5/25/2051	225,000	246,436
4.13%, 1/12/2028	177,000	193,774
AXA SA 8.60%, 12/15/2030	231,000	334,668
AXIS Specialty Finance LLC:
3.90%, 7/15/2029	139,000	151,606
5 year CMT + 3.19%, 4.90%, 1/15/2040 (b) (c)	100,000	104,924
Security Description	Principal Amount	Value
AXIS Specialty Finance PLC 4.00%, 12/6/2027	$ 174,000	$ 189,570
Berkshire Hathaway Finance Corp.:
1.85%, 3/12/2030 (b)	276,000	273,858
2.50%, 1/15/2051	321,000	298,739
2.85%, 10/15/2050	455,000	449,476
4.20%, 8/15/2048	487,000	591,457
4.25%, 1/15/2049	645,000	791,518
4.40%, 5/15/2042	479,000	586,933
Berkshire Hathaway, Inc.:
2.75%, 3/15/2023	241,000	246,230
3.13%, 3/15/2026	610,000	651,675
4.50%, 2/11/2043	485,000	599,436
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (b)	324,000	349,149
4.70%, 6/22/2047	220,000	241,575
5.63%, 5/15/2030	445,000	531,228
Brown & Brown, Inc.:
2.38%, 3/15/2031	395,000	387,187
4.50%, 3/15/2029	144,000	163,009
Chubb Corp.:
6.00%, 5/11/2037	362,000	514,753
Series 1, 6.50%, 5/15/2038	100,000	149,331
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030	415,000	390,826
2.70%, 3/13/2023	368,000	376,858
3.15%, 3/15/2025	216,000	228,398
3.35%, 5/15/2024	5,000	5,277
3.35%, 5/3/2026	580,000	622,874
4.35%, 11/3/2045	550,000	683,496
Cincinnati Financial Corp. 6.13%, 11/1/2034	183,000	248,816
CNA Financial Corp.:
2.05%, 8/15/2030	85,000	82,394
3.45%, 8/15/2027	228,000	245,622
CNO Financial Group, Inc. 5.25%, 5/30/2025	124,000	137,093
Enstar Group, Ltd. 3.10%, 9/1/2031	240,000	234,950
Equitable Holdings, Inc.:
3.90%, 4/20/2023	215,000	222,729
4.35%, 4/20/2028	517,000	579,205
5.00%, 4/20/2048	282,000	352,923
Everest Reinsurance Holdings, Inc. 3.50%, 10/15/2050	120,000	126,131
Fairfax Financial Holdings, Ltd.:
3.38%, 3/3/2031	300,000	309,030
4.63%, 4/29/2030	185,000	207,304
Fidelity National Financial, Inc.:
3.40%, 6/15/2030	150,000	158,652
4.50%, 8/15/2028	212,000	239,795

See accompanying notes to financial statements.
50

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
First American Financial Corp.:
2.40%, 8/15/2031	$ 203,000	$ 198,808
4.00%, 5/15/2030	130,000	142,312
Globe Life, Inc.:
2.15%, 8/15/2030	200,000	197,270
4.55%, 9/15/2028	172,000	195,466
Hanover Insurance Group, Inc.:
2.50%, 9/1/2030	71,000	70,799
4.50%, 4/15/2026	50,000	54,757
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029 (b)	735,000	761,894
4.30%, 4/15/2043	100,000	117,145
4.40%, 3/15/2048	72,000	88,569
Kemper Corp. 4.35%, 2/15/2025	120,000	128,293
Lincoln National Corp.:
3.40%, 1/15/2031	299,000	321,595
3.63%, 12/12/2026 (b)	197,000	213,918
3.80%, 3/1/2028	195,000	214,040
4.00%, 9/1/2023	259,000	271,593
4.38%, 6/15/2050	60,000	72,706
Loews Corp.:
3.20%, 5/15/2030	69,000	73,432
3.75%, 4/1/2026	302,000	327,154
4.13%, 5/15/2043	125,000	144,200
6.00%, 2/1/2035	106,000	141,306
Manulife Financial Corp.:
2.48%, 5/19/2027	205,000	210,500
4.15%, 3/4/2026	648,000	709,988
5.38%, 3/4/2046	260,000	365,173
5 Year US ISDA + 1.65%, 4.06%, 2/24/2032 (c)	264,000	284,423
Markel Corp.:
3.50%, 11/1/2027	124,000	133,041
4.30%, 11/1/2047	125,000	145,505
5.00%, 4/5/2046	275,000	349,374
5.00%, 5/20/2049	155,000	198,093
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030 (b)	132,000	131,828
3.30%, 3/14/2023	200,000	205,158
3.50%, 6/3/2024	422,000	445,265
3.50%, 3/10/2025	117,000	124,034
3.75%, 3/14/2026	281,000	305,107
4.20%, 3/1/2048	310,000	379,056
4.35%, 1/30/2047	380,000	475,289
4.38%, 3/15/2029	206,000	235,268
4.75%, 3/15/2039	150,000	187,571
4.90%, 3/15/2049	315,000	424,248
Mercury General Corp. 4.40%, 3/15/2027	273,000	301,122
MetLife, Inc.:
3.60%, 4/10/2024	247,000	261,262
3.60%, 11/13/2025	212,000	228,850
Security Description	Principal Amount	Value
4.05%, 3/1/2045	$ 152,000	$ 181,021
4.55%, 3/23/2030	22,000	26,023
4.60%, 5/13/2046	178,000	227,924
4.72%, 12/15/2044	695,000	900,908
4.88%, 11/13/2043	265,000	345,374
5.70%, 6/15/2035	566,000	761,745
5.88%, 2/6/2041	289,000	408,536
6.40%, 12/15/2066	316,000	389,129
6.50%, 12/15/2032	100,000	139,111
Series D, 4.37%, 9/15/2023	230,000	243,354
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	210,000	258,300
Old Republic International Corp.:
3.85%, 6/11/2051	132,000	142,270
3.88%, 8/26/2026	200,000	216,852
4.88%, 10/1/2024	165,000	179,525
PartnerRe Finance B LLC 3.70%, 7/2/2029	293,000	321,740
Principal Financial Group, Inc.:
3.10%, 11/15/2026	213,000	225,066
3.40%, 5/15/2025	91,000	96,175
3.70%, 5/15/2029	120,000	132,541
4.30%, 11/15/2046	176,000	216,913
4.35%, 5/15/2043	100,000	120,982
Progressive Corp.:
3.70%, 1/26/2045	140,000	156,934
4.00%, 3/1/2029	170,000	191,898
4.13%, 4/15/2047	355,000	431,329
4.35%, 4/25/2044	573,000	702,693
Prudential Financial, Inc.:
3.91%, 12/7/2047	438,000	509,236
3.94%, 12/7/2049	200,000	234,194
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (c)	111,000	116,021
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (c)	264,000	297,026
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	343,000	368,077
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (c)	316,000	328,940
5 year CMT + 3.04%, 3.70%, 10/1/2050 (c)	215,000	217,503
Series MTN, 2.10%, 3/10/2030 (b)	151,000	151,719
Series MTN, 3.00%, 3/10/2040	245,000	252,847
Series MTN, 3.70%, 3/13/2051	274,000	311,637

See accompanying notes to financial statements.
51

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.88%, 3/27/2028	$ 120,000	$ 133,406
Series MTN, 4.35%, 2/25/2050	455,000	568,240
Series MTN, 4.42%, 3/27/2048	230,000	286,306
Series MTN, 4.60%, 5/15/2044	137,000	170,991
Series MTN, 6.63%, 12/1/2037	110,000	159,653
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	257,000	269,069
3.90%, 5/15/2029	145,000	159,113
Series MTN, 4.70%, 9/15/2023	115,000	121,587
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029	322,000	349,463
Stewart Information Services Corp. 3.60%, 11/15/2031	100,000	101,316
Travelers Cos., Inc.:
2.55%, 4/27/2050	205,000	195,496
4.05%, 3/7/2048	221,000	268,451
4.10%, 3/4/2049	221,000	269,876
4.30%, 8/25/2045	325,000	401,830
4.60%, 8/1/2043	200,000	254,554
5.35%, 11/1/2040	307,000	415,893
Series MTN, 6.25%, 6/15/2037	280,000	401,621
Unum Group:
4.00%, 6/15/2029	287,000	317,330
4.13%, 6/15/2051	30,000	30,549
4.50%, 12/15/2049	100,000	107,112
Voya Financial, Inc.:
3.65%, 6/15/2026	224,000	241,535
4.80%, 6/15/2046	150,000	188,016
5.70%, 7/15/2043	250,000	342,382
3 Month USD LIBOR + 2.08%, 4.70%, 1/23/2048 (c)	200,000	202,162
W R Berkley Corp.:
3.15%, 9/30/2061	145,000	139,155
3.55%, 3/30/2052	250,000	272,777
Willis North America, Inc.:
2.95%, 9/15/2029	238,000	244,312
3.60%, 5/15/2024	396,000	415,016
4.50%, 9/15/2028	270,000	302,027
5.05%, 9/15/2048	100,000	127,047
XLIT, Ltd.:
4.45%, 3/31/2025	133,000	144,358
5.50%, 3/31/2045	270,000	370,278
		53,712,957
INTERNET — 0.5%
Alibaba Group Holding, Ltd.:
2.13%, 2/9/2031 (b)	245,000	236,653
Security Description	Principal Amount	Value
2.70%, 2/9/2041 (b)	$ 275,000	$ 251,103
3.15%, 2/9/2051	485,000	451,884
3.25%, 2/9/2061	315,000	292,018
3.40%, 12/6/2027 (b)	760,000	804,772
3.60%, 11/28/2024	551,000	580,016
4.00%, 12/6/2037	410,000	444,407
4.20%, 12/6/2047 (b)	213,000	235,352
4.40%, 12/6/2057	408,000	464,610
4.50%, 11/28/2034	340,000	387,739
Alphabet, Inc.:
0.45%, 8/15/2025	210,000	205,218
0.80%, 8/15/2027 (b)	294,000	283,425
1.10%, 8/15/2030 (b)	521,000	490,850
1.90%, 8/15/2040	300,000	273,429
2.05%, 8/15/2050	500,000	448,350
2.25%, 8/15/2060	675,000	603,301
3.38%, 2/25/2024	671,000	708,106
Amazon.com, Inc.:
0.25%, 5/12/2023	1,200,000	1,195,116
0.40%, 6/3/2023	428,000	426,699
0.45%, 5/12/2024	510,000	504,915
0.80%, 6/3/2025	355,000	350,846
1.00%, 5/12/2026	400,000	395,884
1.20%, 6/3/2027	194,000	191,395
1.50%, 6/3/2030 (b)	261,000	253,248
1.65%, 5/12/2028	450,000	449,653
2.10%, 5/12/2031 (b)	510,000	515,651
2.40%, 2/22/2023	755,000	769,254
2.50%, 6/3/2050	261,000	248,402
2.70%, 6/3/2060	325,000	312,835
2.80%, 8/22/2024	836,000	874,933
2.88%, 5/12/2041	450,000	464,773
3.10%, 5/12/2051	688,000	734,963
3.15%, 8/22/2027	856,000	925,225
3.25%, 5/12/2061	350,000	377,429
3.80%, 12/5/2024	486,000	520,788
3.88%, 8/22/2037	762,000	895,121
4.05%, 8/22/2047	671,000	816,869
4.25%, 8/22/2057	1,029,000	1,319,837
4.95%, 12/5/2044	182,000	248,435
Baidu, Inc.:
1.63%, 2/23/2027	200,000	194,564
2.38%, 8/23/2031 (b)	250,000	240,990
3.08%, 4/7/2025 (b)	122,000	126,587
3.43%, 4/7/2030	150,000	157,433
3.88%, 9/29/2023	561,000	583,900
4.13%, 6/30/2025	332,000	357,046
4.38%, 5/14/2024	170,000	180,926
4.38%, 3/29/2028	350,000	387,894
Booking Holdings, Inc.:
2.75%, 3/15/2023	350,000	357,640
3.55%, 3/15/2028	366,000	399,152
3.60%, 6/1/2026	737,000	797,766
E*TRADE Financial Corp. 4.50%, 6/20/2028	375,000	422,430

See accompanying notes to financial statements.
52

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
eBay, Inc.:
1.40%, 5/10/2026	$ 102,000	$ 100,471
1.90%, 3/11/2025	176,000	178,089
2.60%, 5/10/2031 (b)	130,000	131,634
2.70%, 3/11/2030	200,000	204,732
2.75%, 1/30/2023	253,000	257,759
3.60%, 6/5/2027	420,000	455,906
4.00%, 7/15/2042	603,000	678,435
Expedia Group, Inc.:
2.95%, 3/15/2031	185,000	185,054
3.25%, 2/15/2030	408,000	417,054
3.80%, 2/15/2028	248,000	264,787
4.50%, 8/15/2024	107,000	114,256
4.63%, 8/1/2027	115,000	128,516
5.00%, 2/15/2026	270,000	301,161
JD.com, Inc.:
3.38%, 1/14/2030	365,000	380,940
3.88%, 4/29/2026	213,000	227,637
TD Ameritrade Holding Corp. 3.30%, 4/1/2027	5,000	5,326
Tencent Music Entertainment Group:
1.38%, 9/3/2025	225,000	219,002
2.00%, 9/3/2030	285,000	266,905
VeriSign, Inc.:
2.70%, 6/15/2031	250,000	251,692
5.25%, 4/1/2025	178,000	196,485
Weibo Corp.:
3.38%, 7/8/2030	165,000	163,367
3.50%, 7/5/2024	635,000	652,399
		29,941,439
INVESTMENT COMPANY SECURITY — 0.1%
Ares Capital Corp.:
2.15%, 7/15/2026 (b)	417,000	411,996
3.25%, 7/15/2025	175,000	181,545
3.50%, 2/10/2023 (b)	150,000	153,488
3.88%, 1/15/2026 (b)	422,000	445,349
4.20%, 6/10/2024	438,000	462,857
Bain Capital Specialty Finance, Inc. 2.95%, 3/10/2026	235,000	234,460
BlackRock TCP Capital Corp. 2.85%, 2/9/2026	145,000	146,269
Blackstone Secured Lending Fund:
2.13%, 2/15/2027 (d)	280,000	272,812
2.75%, 9/16/2026	240,000	239,870
3.63%, 1/15/2026	100,000	105,374
3.65%, 7/14/2023	247,000	254,581
FS KKR Capital Corp.:
3.40%, 1/15/2026	246,000	250,748
4.13%, 2/1/2025	300,000	314,205
Goldman Sachs BDC, Inc. 2.88%, 1/15/2026	209,000	214,185
Security Description	Principal Amount	Value
Golub Capital BDC, Inc.:
2.05%, 2/15/2027	$ 300,000	$ 289,104
2.50%, 8/24/2026	180,000	177,039
3.38%, 4/15/2024	300,000	307,848
Main Street Capital Corp. 3.00%, 7/14/2026	160,000	160,498
Oaktree Specialty Lending Corp.:
2.70%, 1/15/2027	175,000	173,451
3.50%, 2/25/2025	55,000	57,306
Owl Rock Capital Corp.:
2.63%, 1/15/2027	180,000	176,155
2.88%, 6/11/2028	252,000	248,026
3.40%, 7/15/2026	242,000	246,513
3.75%, 7/22/2025	100,000	103,680
4.00%, 3/30/2025 (b)	300,000	312,390
4.25%, 1/15/2026	228,000	239,856
Owl Rock Technology Finance Corp. 2.50%, 1/15/2027	150,000	147,060
Prospect Capital Corp. 3.71%, 1/22/2026	315,000	320,708
Sixth Street Specialty Lending, Inc.:
2.50%, 8/1/2026	185,000	183,812
3.88%, 11/1/2024	185,000	193,408
		7,024,593
IRON/STEEL — 0.1%
ArcelorMittal SA:
4.25%, 7/16/2029 (b)	431,000	472,410
4.55%, 3/11/2026	455,000	498,994
Nucor Corp.:
2.00%, 6/1/2025	90,000	91,841
2.70%, 6/1/2030 (b)	80,000	82,369
2.98%, 12/15/2055	377,000	374,188
3.95%, 5/1/2028	195,000	215,319
Reliance Steel & Aluminum Co.:
1.30%, 8/15/2025	205,000	202,101
4.50%, 4/15/2023	191,000	197,950
Steel Dynamics, Inc.:
1.65%, 10/15/2027	25,000	24,511
2.40%, 6/15/2025	85,000	87,201
2.80%, 12/15/2024	197,000	204,488
3.25%, 1/15/2031	160,000	168,782
3.25%, 10/15/2050	84,000	84,803
3.45%, 4/15/2030	309,000	330,148
Vale Overseas, Ltd.:
3.75%, 7/8/2030	490,000	507,944
6.25%, 8/10/2026	600,000	696,570
6.88%, 11/21/2036	526,000	699,022
8.25%, 1/17/2034	309,000	434,908
Vale SA 5.63%, 9/11/2042	250,000	298,655
		5,672,204

See accompanying notes to financial statements.
53

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
LEISURE TIME — 0.0% (a)
Brunswick Corp. 2.40%, 8/18/2031	$ 155,000	$ 149,418
Harley-Davidson, Inc. 4.63%, 7/28/2045	235,000	250,038
		399,456
LODGING — 0.1%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	175,000	185,801
3.70%, 1/15/2031	195,000	206,497
Hyatt Hotels Corp.:
4.38%, 9/15/2028	281,000	303,396
4.85%, 3/15/2026	40,000	43,554
Las Vegas Sands Corp.:
2.90%, 6/25/2025	325,000	325,397
3.20%, 8/8/2024	605,000	614,807
Marriott International, Inc.:
3.60%, 4/15/2024	603,000	631,504
Series FF, 4.63%, 6/15/2030	470,000	531,034
Series HH, 2.85%, 4/15/2031	184,000	183,562
Series II, 2.75%, 10/15/2033	450,000	437,360
Series R, 3.13%, 6/15/2026	164,000	171,208
Series X, 4.00%, 4/15/2028	315,000	341,586
Series Z, 4.15%, 12/1/2023 (b)	170,000	178,311
Sands China, Ltd.:
2.85%, 3/8/2029 (b) (d)	200,000	187,700
3.25%, 8/8/2031 (d)	200,000	187,082
4.38%, 6/18/2030 (b)	500,000	510,275
5.13%, 8/8/2025	658,000	687,215
5.40%, 8/8/2028	472,000	509,736
		6,236,025
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
0.25%, 3/1/2023	648,000	644,475
0.65%, 7/7/2023	548,000	547,836
0.90%, 3/2/2026	200,000	195,738
Series MTN, 0.45%, 9/14/2023	355,000	353,204
Series MTN, 0.45%, 5/17/2024	150,000	148,089
Series MTN, 0.60%, 9/13/2024	200,000	197,566
Series MTN, 0.80%, 11/13/2025 (b)	550,000	539,451
Series MTN, 1.10%, 9/14/2027	475,000	461,220
Security Description	Principal Amount	Value
Series MTN, 1.15%, 9/14/2026	$ 200,000	$ 197,406
Series MTN, 1.45%, 5/15/2025	300,000	301,314
Series MTN, 2.85%, 5/17/2024	200,000	208,734
Series MTN, 3.30%, 6/9/2024	122,000	128,460
Caterpillar, Inc.:
1.90%, 3/12/2031 (b)	300,000	298,176
2.60%, 9/19/2029	175,000	183,391
2.60%, 4/9/2030	174,000	181,602
3.25%, 9/19/2049	200,000	220,080
3.40%, 5/15/2024	205,000	215,541
3.80%, 8/15/2042	344,000	402,483
4.75%, 5/15/2064	584,000	838,279
Oshkosh Corp. 4.60%, 5/15/2028	210,000	236,729
		6,499,774
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
1.88%, 1/15/2026	455,000	456,602
1.95%, 7/2/2023	80,000	81,046
CNH Industrial NV Series MTN, 3.85%, 11/15/2027 (b)	238,000	259,758
Crane Co. 4.20%, 3/15/2048	115,000	127,510
Deere & Co.:
2.75%, 4/15/2025	144,000	150,532
3.90%, 6/9/2042	168,000	199,713
Dover Corp.:
2.95%, 11/4/2029	62,000	65,466
3.15%, 11/15/2025	280,000	296,008
Flowserve Corp.:
2.80%, 1/15/2032	190,000	185,087
3.50%, 10/1/2030	170,000	176,130
IDEX Corp.:
2.63%, 6/15/2031	250,000	252,357
3.00%, 5/1/2030	125,000	130,152
John Deere Capital Corp.:
1.45%, 1/15/2031 (b)	420,000	399,781
3.65%, 10/12/2023	300,000	314,925
Series MTN, 0.25%, 1/17/2023	250,000	249,315
Series MTN, 0.40%, 10/10/2023	160,000	159,110
Series MTN, 0.45%, 1/17/2024	215,000	212,856
Series MTN, 0.63%, 9/10/2024	140,000	138,578
Series MTN, 0.70%, 7/5/2023	426,000	425,864
Series MTN, 0.70%, 1/15/2026	217,000	211,059

See accompanying notes to financial statements.
54

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 1.20%, 4/6/2023	$ 70,000	$ 70,403
Series MTN, 1.30%, 10/13/2026	500,000	494,730
Series MTN, 1.50%, 3/6/2028	391,000	384,975
Series MTN, 1.75%, 3/9/2027	325,000	327,486
Series MTN, 2.05%, 1/9/2025	205,000	210,916
Series MTN, 2.25%, 9/14/2026	200,000	207,076
Series MTN, 2.60%, 3/7/2024	127,000	131,415
Series MTN, 2.65%, 6/24/2024	350,000	363,387
Series MTN, 2.65%, 6/10/2026	275,000	288,282
Series MTN, 2.70%, 1/6/2023	218,000	222,462
Series MTN, 2.80%, 3/6/2023	125,000	128,185
Series MTN, 2.80%, 9/8/2027	104,000	110,740
Series MTN, 2.80%, 7/18/2029	360,000	379,624
Series MTN, 3.05%, 1/6/2028 (b)	231,000	247,512
Series MTN, 3.45%, 1/10/2024	105,000	110,266
Otis Worldwide Corp.:
2.06%, 4/5/2025	651,000	663,441
3.11%, 2/15/2040	445,000	455,778
Rockwell Automation, Inc.:
0.35%, 8/15/2023 (b)	120,000	119,303
1.75%, 8/15/2031	100,000	97,496
2.80%, 8/15/2061	45,000	44,210
2.88%, 3/1/2025	450,000	470,835
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025	385,000	401,824
4.95%, 9/15/2028	246,000	279,621
Xylem, Inc.:
2.25%, 1/30/2031	266,000	263,404
3.25%, 11/1/2026	195,000	208,872
		11,174,092
MEDIA — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	235,000	229,839
2.30%, 2/1/2032	183,000	173,896
2.80%, 4/1/2031	256,000	253,827
3.50%, 3/1/2042	270,000	261,978
3.70%, 4/1/2051	179,000	173,023
Security Description	Principal Amount	Value
3.75%, 2/15/2028	$ 84,000	$ 90,051
3.85%, 4/1/2061	330,000	311,302
3.90%, 6/1/2052	580,000	580,377
3.95%, 6/30/2062	500,000	483,105
4.20%, 3/15/2028	214,000	233,979
4.40%, 12/1/2061	200,000	206,864
4.80%, 3/1/2050	660,000	739,847
4.91%, 7/23/2025	1,114,000	1,227,004
5.05%, 3/30/2029	281,000	322,970
5.13%, 7/1/2049	298,000	345,117
5.38%, 4/1/2038	228,000	271,728
5.38%, 5/1/2047	797,000	951,889
5.75%, 4/1/2048	549,000	685,514
6.38%, 10/23/2035	530,000	686,530
6.48%, 10/23/2045	742,000	1,014,425
6.83%, 10/23/2055	680,000	974,012
Class USD, 4.50%, 2/1/2024	686,000	729,259
Comcast Corp.:
1.95%, 1/15/2031 (b)	275,000	268,912
2.35%, 1/15/2027	545,000	563,579
2.45%, 8/15/2052	230,000	206,016
2.65%, 2/1/2030	734,000	760,270
2.65%, 8/15/2062	175,000	155,400
2.80%, 1/15/2051	344,000	327,918
2.89%, 11/1/2051 (d)	1,087,000	1,051,618
2.94%, 11/1/2056 (d)	1,066,000	1,015,418
2.99%, 11/1/2063 (d)	618,000	587,372
3.15%, 3/1/2026 (b)	690,000	735,947
3.15%, 2/15/2028	554,000	594,819
3.20%, 7/15/2036	711,000	756,923
3.25%, 11/1/2039	80,000	84,259
3.30%, 2/1/2027 (b)	436,000	468,744
3.30%, 4/1/2027	182,000	196,034
3.38%, 2/15/2025	408,000	433,235
3.38%, 8/15/2025	572,000	610,375
3.40%, 7/15/2046	413,000	435,166
3.45%, 2/1/2050	520,000	555,563
3.55%, 5/1/2028	11,000	12,043
3.70%, 4/15/2024	736,000	782,162
3.75%, 4/1/2040	375,000	419,494
3.90%, 3/1/2038	514,000	579,746
3.95%, 10/15/2025	500,000	546,640
3.97%, 11/1/2047	525,000	601,183
4.00%, 8/15/2047	320,000	366,819
4.00%, 3/1/2048	713,000	819,758
4.00%, 11/1/2049	668,000	774,092
4.05%, 11/1/2052	722,000	848,415
4.15%, 10/15/2028	215,000	243,982
4.20%, 8/15/2034	354,000	416,619
4.25%, 10/15/2030	532,000	614,018
4.25%, 1/15/2033	394,000	461,752
4.40%, 8/15/2035	423,000	503,065
4.65%, 7/15/2042	273,000	335,899
4.70%, 10/15/2048	310,000	396,732

See accompanying notes to financial statements.
55

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 3/1/2044	$ 169,000	$ 210,288
4.95%, 10/15/2058	380,000	524,643
5.65%, 6/15/2035	310,000	409,972
6.50%, 11/15/2035	196,000	280,880
7.05%, 3/15/2033	400,000	574,028
Discovery Communications LLC:
2.95%, 3/20/2023	541,000	553,367
3.63%, 5/15/2030 (b)	311,000	332,540
4.00%, 9/15/2055	835,000	879,263
4.13%, 5/15/2029	158,000	174,276
4.65%, 5/15/2050	534,000	628,368
4.90%, 3/11/2026	193,000	215,320
5.20%, 9/20/2047	231,000	285,638
5.30%, 5/15/2049	140,000	177,012
Fox Corp.:
3.05%, 4/7/2025	265,000	277,951
4.03%, 1/25/2024	460,000	485,880
4.71%, 1/25/2029	627,000	716,736
5.48%, 1/25/2039	588,000	756,509
5.58%, 1/25/2049	148,000	201,825
FOX Corp. 3.50%, 4/8/2030	100,000	107,862
Grupo Televisa SAB:
5.00%, 5/13/2045	560,000	659,680
6.13%, 1/31/2046	200,000	270,926
6.63%, 3/18/2025	544,000	621,308
6.63%, 1/15/2040	445,000	605,164
NBCUniversal Media LLC 4.45%, 1/15/2043	485,000	584,425
TCI Communications, Inc.:
7.13%, 2/15/2028	107,000	138,054
7.88%, 2/15/2026	195,000	242,980
Thomson Reuters Corp. 5.85%, 4/15/2040	475,000	667,689
Time Warner Cable LLC:
4.50%, 9/15/2042	557,000	605,476
5.50%, 9/1/2041	343,500	416,112
5.88%, 11/15/2040	505,000	627,725
6.55%, 5/1/2037	345,000	451,936
6.75%, 6/15/2039	410,000	558,945
7.30%, 7/1/2038	285,000	403,563
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	64,000	67,711
4.38%, 8/16/2041	225,000	273,278
Series GMTN, 3.15%, 9/17/2025	134,000	142,165
Series GMTN, 4.13%, 6/1/2044	408,000	484,427
Series MTN, 1.85%, 7/30/2026	219,000	222,011
Series MTN, 2.95%, 6/15/2027	187,000	200,544
Series MTN, 3.70%, 12/1/2042	419,000	470,462
Security Description	Principal Amount	Value
ViacomCBS, Inc.:
2.90%, 1/15/2027 (b)	$ 122,000	$ 127,339
3.70%, 6/1/2028	493,000	534,023
3.88%, 4/1/2024	222,000	233,457
4.00%, 1/15/2026	291,000	314,551
4.20%, 6/1/2029	419,000	465,333
4.20%, 5/19/2032	245,000	276,661
4.38%, 3/15/2043	351,000	399,224
4.85%, 7/1/2042	530,000	634,898
4.90%, 8/15/2044	170,000	206,504
4.95%, 5/19/2050 (b)	241,000	306,113
5.25%, 4/1/2044	252,000	314,685
7.88%, 7/30/2030	228,000	316,040
Walt Disney Co.:
1.75%, 8/30/2024	506,000	514,784
1.75%, 1/13/2026	667,000	674,857
2.00%, 9/1/2029	646,000	642,479
2.20%, 1/13/2028 (b)	294,000	299,551
2.65%, 1/13/2031 (b)	1,130,000	1,174,590
2.75%, 9/1/2049	375,000	363,019
3.38%, 11/15/2026	348,000	374,364
3.50%, 5/13/2040	375,000	411,049
3.60%, 1/13/2051	208,000	235,348
3.70%, 9/15/2024	129,000	136,645
3.80%, 3/22/2030	570,000	640,612
3.80%, 5/13/2060	326,000	378,652
4.70%, 3/23/2050	354,000	466,699
4.75%, 11/15/2046	235,000	302,513
5.40%, 10/1/2043	300,000	413,010
6.15%, 3/1/2037	215,000	301,185
6.20%, 12/15/2034	250,000	349,963
6.40%, 12/15/2035	324,000	464,059
6.55%, 3/15/2033	205,000	284,948
6.65%, 11/15/2037	164,000	243,100
		58,783,717
METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp.:
2.50%, 1/15/2023	801,000	813,480
4.38%, 6/15/2045	180,000	222,680
Timken Co. 3.88%, 9/1/2024	95,000	99,839
Valmont Industries, Inc. 5.25%, 10/1/2054	111,000	141,766
		1,277,765
MINING — 0.1%
AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030	325,000	326,804
Barrick Gold Corp. 5.25%, 4/1/2042	204,000	264,245
Barrick North America Finance LLC:
5.70%, 5/30/2041	221,000	299,928
5.75%, 5/1/2043	350,000	476,315

See accompanying notes to financial statements.
56

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	$ 163,000	$ 222,314
BHP Billiton Finance USA, Ltd. 5.00%, 9/30/2043 (b)	874,000	1,156,040
Kinross Gold Corp. 5.95%, 3/15/2024	143,000	155,169
Newmont Corp.:
2.25%, 10/1/2030	565,000	557,570
4.88%, 3/15/2042	170,000	213,076
5.45%, 6/9/2044	165,000	219,504
5.88%, 4/1/2035	215,000	280,455
6.25%, 10/1/2039	176,000	246,495
Rio Tinto Finance USA PLC 4.13%, 8/21/2042	315,000	377,550
Rio Tinto Finance USA, Ltd.:
2.75%, 11/2/2051	750,000	744,473
7.13%, 7/15/2028	141,000	184,115
Southern Copper Corp.:
3.88%, 4/23/2025	100,000	107,065
5.25%, 11/8/2042	560,000	707,717
6.75%, 4/16/2040	280,000	392,728
7.50%, 7/27/2035	630,000	902,349
Teck Resources, Ltd.:
5.40%, 2/1/2043	100,000	122,606
6.00%, 8/15/2040	173,000	220,544
6.13%, 10/1/2035	212,000	275,119
6.25%, 7/15/2041	268,000	356,863
		8,809,044
MISCELLANEOUS MANUFACTURER — 0.2%
3M Co.:
1.75%, 2/14/2023	368,000	371,805
2.00%, 2/14/2025 (b)	142,000	145,472
2.88%, 10/15/2027 (b)	364,000	388,039
3.05%, 4/15/2030	582,000	624,148
3.25%, 8/26/2049	214,000	233,641
Series MTN, 3.00%, 8/7/2025	303,000	321,031
Series MTN, 3.25%, 2/14/2024	254,000	265,646
Series MTN, 3.38%, 3/1/2029	513,000	559,709
Series MTN, 3.63%, 9/14/2028	200,000	222,426
Series MTN, 3.63%, 10/15/2047	250,000	285,722
Carlisle Cos., Inc.:
2.75%, 3/1/2030	180,000	183,892
3.75%, 12/1/2027	320,000	345,930
Eaton Corp.:
3.10%, 9/15/2027	198,000	211,704
3.92%, 9/15/2047	50,000	58,099
4.00%, 11/2/2032	270,000	310,646
4.15%, 11/2/2042	242,000	284,667
Security Description	Principal Amount	Value
GE Capital Funding LLC 4.55%, 5/15/2032	$ 295,000	$ 348,684
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	2,957,000	3,546,478
General Electric Co. Series A, 6.75%, 3/15/2032	792,000	1,079,646
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	531,000	558,362
3.50%, 3/1/2024	225,000	235,737
3.90%, 9/1/2042	149,000	174,309
4.88%, 9/15/2041 (b)	200,000	263,992
Parker-Hannifin Corp.:
2.70%, 6/14/2024	200,000	206,680
3.25%, 3/1/2027 (b)	190,000	203,306
3.25%, 6/14/2029	139,000	147,222
Series MTN, 4.20%, 11/21/2034	395,000	452,149
Series MTN, 6.25%, 5/15/2038	200,000	278,238
Pentair Finance Sarl 4.50%, 7/1/2029	125,000	141,351
Textron, Inc.:
2.45%, 3/15/2031	205,000	202,788
3.65%, 3/15/2027	394,000	423,349
3.88%, 3/1/2025	55,000	58,659
3.90%, 9/17/2029	536,000	588,335
Trane Technologies Global Holding Co., Ltd.:
3.75%, 8/21/2028	133,000	145,221
4.30%, 2/21/2048	120,000	145,656
5.75%, 6/15/2043	215,000	302,462
Trane Technologies Luxembourg Finance SA:
3.80%, 3/21/2029 (b)	188,000	205,414
4.50%, 3/21/2049	421,000	522,735
		15,043,350
OFFICE FURNISHINGS — 0.0% (a)
Steelcase, Inc. 5.13%, 1/18/2029	136,000	154,297
OIL & GAS — 1.2%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030 (b)	323,000	311,152
2.75%, 5/10/2023	572,000	586,506
2.77%, 11/10/2050	420,000	395,333
2.94%, 6/4/2051	393,000	379,654
3.00%, 2/24/2050	472,000	464,915
3.00%, 3/17/2052	200,000	196,066
3.02%, 1/16/2027	269,000	284,080
3.12%, 5/4/2026	206,000	218,074
3.38%, 2/8/2061	510,000	526,376
3.41%, 2/11/2026	853,000	912,437
3.59%, 4/14/2027	101,000	109,292

See accompanying notes to financial statements.
57

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.63%, 4/6/2030 (b)	$ 350,000	$ 386,012
3.79%, 2/6/2024	197,000	207,930
3.80%, 9/21/2025	24,000	25,882
4.23%, 11/6/2028	976,000	1,106,052
BP Capital Markets PLC:
3.28%, 9/19/2027	884,000	950,777
3.51%, 3/17/2025	581,000	619,009
3.54%, 11/4/2024 (b)	288,000	306,567
3.81%, 2/10/2024	272,000	287,042
3.99%, 9/26/2023	189,000	198,958
Burlington Resources LLC 5.95%, 10/15/2036	374,000	506,418
Canadian Natural Resources, Ltd.:
2.05%, 7/15/2025	267,000	269,838
2.95%, 1/15/2023	220,000	224,074
2.95%, 7/15/2030	276,000	282,047
3.85%, 6/1/2027	311,000	334,375
6.25%, 3/15/2038	190,000	250,110
6.45%, 6/30/2033	111,000	143,250
6.50%, 2/15/2037	255,000	336,123
6.75%, 2/1/2039	320,000	442,842
7.20%, 1/15/2032	190,000	253,215
Series GMTN, 4.95%, 6/1/2047	250,000	309,860
Cenovus Energy, Inc.:
2.65%, 1/15/2032	85,000	83,246
3.75%, 2/15/2052	145,000	146,088
4.40%, 4/15/2029	444,000	491,361
5.40%, 6/15/2047	260,000	323,601
6.75%, 11/15/2039	520,000	706,737
6.80%, 9/15/2037	197,000	267,183
Chevron Corp.:
1.14%, 5/11/2023	405,000	407,612
1.55%, 5/11/2025	1,053,000	1,063,435
2.00%, 5/11/2027	176,000	179,025
2.24%, 5/11/2030	983,000	997,735
2.57%, 5/16/2023	209,000	213,552
2.90%, 3/3/2024	205,000	213,333
3.08%, 5/11/2050	280,000	297,514
3.19%, 6/24/2023	732,000	755,256
3.33%, 11/17/2025	150,000	160,520
Chevron USA, Inc.:
0.43%, 8/11/2023 (b)	75,000	74,802
0.69%, 8/12/2025 (b)	165,000	161,712
1.02%, 8/12/2027 (b)	514,000	496,041
2.34%, 8/12/2050	221,000	204,094
3.25%, 10/15/2029	293,000	317,964
3.85%, 1/15/2028	5,000	5,555
CNOOC Finance 2013, Ltd.:
2.88%, 9/30/2029	240,000	247,450
3.30%, 9/30/2049	200,000	187,458
4.25%, 5/9/2043 (b)	285,000	311,508
CNOOC Finance 2015 Australia Pty, Ltd. 4.20%, 5/5/2045	150,000	161,949
Security Description	Principal Amount	Value
CNOOC Finance 2015 USA LLC:
3.50%, 5/5/2025	$ 500,000	$ 526,950
3.75%, 5/2/2023	200,000	206,516
CNOOC Finance, Ltd. 3.00%, 5/9/2023	870,000	890,393
CNOOC Nexen Finance 2014 ULC:
4.25%, 4/30/2024	586,000	622,771
4.88%, 4/30/2044	255,000	301,527
ConocoPhillips:
2.40%, 2/15/2031 (b) (d)	251,000	252,448
3.75%, 10/1/2027 (d)	587,000	642,425
4.30%, 8/15/2028 (b) (d)	602,000	677,503
4.85%, 8/15/2048 (d)	115,000	151,430
5.90%, 10/15/2032	227,000	297,395
5.90%, 5/15/2038	355,000	488,114
6.50%, 2/1/2039	587,000	854,449
ConocoPhillips Co.:
4.30%, 11/15/2044	267,000	321,553
4.95%, 3/15/2026 (b)	234,000	264,516
6.95%, 4/15/2029	571,000	751,128
Continental Resources, Inc. 4.90%, 6/1/2044	375,000	417,776
Coterra Energy, Inc.:
3.90%, 5/15/2027 (d)	199,000	214,375
4.38%, 3/15/2029 (d)	418,000	469,757
Devon Energy Corp.:
4.75%, 5/15/2042	642,000	742,865
5.00%, 6/15/2045	265,000	322,115
5.60%, 7/15/2041	358,000	450,683
7.95%, 4/15/2032	100,000	140,505
Diamondback Energy, Inc.:
3.25%, 12/1/2026	994,000	1,049,266
3.50%, 12/1/2029	297,000	314,799
4.40%, 3/24/2051	107,000	122,810
Eni USA, Inc. 7.30%, 11/15/2027	316,000	400,821
EOG Resources, Inc.:
3.90%, 4/1/2035	580,000	657,813
4.15%, 1/15/2026	100,000	109,405
4.38%, 4/15/2030 (b)	290,000	335,260
Equinor ASA:
1.75%, 1/22/2026	565,000	569,701
2.45%, 1/17/2023	806,000	820,153
2.65%, 1/15/2024	575,000	593,411
3.13%, 4/6/2030 (b)	397,000	426,517
3.25%, 11/10/2024 (b)	140,000	147,756
3.25%, 11/18/2049	361,000	383,754
3.63%, 9/10/2028	300,000	330,231
3.70%, 3/1/2024	676,000	714,390
3.95%, 5/15/2043	217,000	253,048
4.80%, 11/8/2043	193,000	250,163
Exxon Mobil Corp.:
1.57%, 4/15/2023	107,000	108,225
2.02%, 8/16/2024	350,000	358,810

See accompanying notes to financial statements.
58

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.28%, 8/16/2026 (b)	$ 184,000	$ 190,247
2.44%, 8/16/2029 (b)	300,000	307,725
2.61%, 10/15/2030 (b)	1,395,000	1,447,703
2.71%, 3/6/2025	743,000	774,496
2.73%, 3/1/2023	361,000	368,657
3.00%, 8/16/2039	200,000	204,524
3.04%, 3/1/2026	305,000	323,026
3.10%, 8/16/2049	308,000	312,521
3.18%, 3/15/2024 (b)	258,000	269,798
3.45%, 4/15/2051	715,000	775,889
3.48%, 3/19/2030	269,000	295,198
3.57%, 3/6/2045	100,000	109,784
4.11%, 3/1/2046	666,000	778,894
4.23%, 3/19/2040	207,000	244,506
4.33%, 3/19/2050	2,131,000	2,622,622
Helmerich & Payne, Inc. 2.90%, 9/29/2031 (d)	355,000	350,403
Hess Corp.:
3.50%, 7/15/2024	100,000	104,406
5.60%, 2/15/2041	380,000	469,262
5.80%, 4/1/2047	127,000	163,339
6.00%, 1/15/2040	138,000	175,460
7.13%, 3/15/2033	460,000	613,208
7.30%, 8/15/2031	185,000	247,299
7.88%, 10/1/2029	120,000	161,455
HollyFrontier Corp.:
2.63%, 10/1/2023	150,000	152,957
4.50%, 10/1/2030	401,000	433,569
5.88%, 4/1/2026	350,000	392,469
Marathon Oil Corp. 6.80%, 3/15/2032	430,000	554,975
Marathon Petroleum Corp.:
3.63%, 9/15/2024	138,000	145,307
3.80%, 4/1/2028	300,000	322,962
4.50%, 4/1/2048	5,000	5,687
4.70%, 5/1/2025	324,000	353,782
4.75%, 9/15/2044	295,000	347,885
5.00%, 9/15/2054	159,000	187,684
5.13%, 12/15/2026	278,000	317,012
6.50%, 3/1/2041	468,000	645,489
Nexen, Inc.:
6.40%, 5/15/2037	621,000	819,788
7.50%, 7/30/2039	250,000	372,703
7.88%, 3/15/2032	277,000	388,999
Phillips 66:
0.90%, 2/15/2024	450,000	447,080
1.30%, 2/15/2026	40,000	39,269
2.15%, 12/15/2030	370,000	356,273
3.85%, 4/9/2025	425,000	453,501
3.90%, 3/15/2028	532,000	576,731
4.88%, 11/15/2044 (b)	492,000	622,154
5.88%, 5/1/2042	332,000	456,965
Pioneer Natural Resources Co.:
0.55%, 5/15/2023	100,000	99,633
Security Description	Principal Amount	Value
0.75%, 1/15/2024	$ 185,000	$ 182,891
1.90%, 8/15/2030	508,000	482,295
2.15%, 1/15/2031	190,000	183,458
4.45%, 1/15/2026 (b)	68,000	74,353
Shell International Finance B.V.:
0.38%, 9/15/2023	500,000	497,325
2.00%, 11/7/2024	411,000	421,402
2.38%, 11/7/2029	384,000	392,844
2.50%, 9/12/2026	491,000	514,165
2.75%, 4/6/2030	205,000	214,432
2.88%, 5/10/2026 (b)	390,000	414,761
2.88%, 11/26/2041	200,000	200,728
3.00%, 11/26/2051	200,000	203,154
3.13%, 11/7/2049	446,000	459,857
3.25%, 5/11/2025	721,000	768,218
3.25%, 4/6/2050 (b)	420,000	447,682
3.50%, 11/13/2023	515,000	539,766
3.63%, 8/21/2042	285,000	314,495
3.88%, 11/13/2028	327,000	366,041
4.00%, 5/10/2046	719,000	838,426
4.13%, 5/11/2035	536,000	626,959
4.38%, 5/11/2045	950,000	1,157,670
4.55%, 8/12/2043	352,000	440,035
6.38%, 12/15/2038	350,000	511,927
Suncor Energy, Inc.:
2.80%, 5/15/2023	287,000	293,753
3.10%, 5/15/2025	280,000	293,017
4.00%, 11/15/2047	308,000	345,022
5.95%, 12/1/2034	400,000	516,812
6.80%, 5/15/2038	240,000	337,164
7.15%, 2/1/2032	205,000	279,679
TotalEnergies Capital International SA:
2.43%, 1/10/2025	284,000	293,824
2.70%, 1/25/2023	331,000	338,212
2.83%, 1/10/2030	419,000	440,193
2.99%, 6/29/2041	90,000	91,454
3.13%, 5/29/2050	617,000	633,980
3.39%, 6/29/2060	207,000	220,621
3.46%, 2/19/2029	410,000	445,891
3.70%, 1/15/2024	285,000	300,515
3.75%, 4/10/2024	593,000	629,487
TotalEnergies Capital SA 3.88%, 10/11/2028	302,000	337,301
Valero Energy Corp.:
2.15%, 9/15/2027	265,000	264,616
2.85%, 4/15/2025	337,000	350,103
4.90%, 3/15/2045	245,000	290,783
6.63%, 6/15/2037	317,000	428,758
7.50%, 4/15/2032	516,000	710,604
		76,150,493

See accompanying notes to financial statements.
59

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
2.77%, 12/15/2022	$ 477,000	$ 486,411
3.14%, 11/7/2029	290,000	306,368
3.34%, 12/15/2027	46,000	49,074
4.08%, 12/15/2047 (b)	373,500	425,828
4.49%, 5/1/2030	645,000	742,756
Halliburton Co.:
2.92%, 3/1/2030 (b)	254,000	262,326
3.50%, 8/1/2023	152,000	157,019
4.50%, 11/15/2041	195,000	217,203
5.00%, 11/15/2045	494,000	595,764
6.70%, 9/15/2038	620,000	852,971
7.45%, 9/15/2039	320,000	471,683
NOV, Inc. 3.95%, 12/1/2042	235,000	230,904
Schlumberger Finance Canada, Ltd. 1.40%, 9/17/2025	240,000	239,412
Schlumberger Investment SA:
2.65%, 6/26/2030	153,000	156,736
3.65%, 12/1/2023	374,000	390,669
		5,585,124
PACKAGING & CONTAINERS — 0.1%
Amcor Finance USA, Inc. 4.50%, 5/15/2028	125,000	142,000
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030	324,000	327,778
2.69%, 5/25/2031	165,000	166,955
Berry Global, Inc.:
0.95%, 2/15/2024	250,000	247,460
1.57%, 1/15/2026	465,000	455,119
Packaging Corp. of America:
3.00%, 12/15/2029	124,000	129,714
3.05%, 10/1/2051	110,000	109,471
3.40%, 12/15/2027	197,000	212,384
4.05%, 12/15/2049	65,000	75,991
WestRock RKT LLC 4.00%, 3/1/2023	100,000	102,717
WRKCo, Inc.:
3.00%, 6/15/2033	350,000	360,958
3.38%, 9/15/2027	70,000	74,418
3.90%, 6/1/2028	607,000	665,320
4.00%, 3/15/2028 (b)	196,000	216,321
4.20%, 6/1/2032	60,000	68,268
4.65%, 3/15/2026	16,000	17,859
4.90%, 3/15/2029	200,000	232,760
		3,605,493
PHARMACEUTICALS — 1.5%
AbbVie, Inc.:
2.60%, 11/21/2024	975,000	1,011,241
2.85%, 5/14/2023	150,000	153,403
Security Description	Principal Amount	Value
2.95%, 11/21/2026	$ 653,000	$ 687,857
3.20%, 11/21/2029	1,394,000	1,492,333
3.60%, 5/14/2025	701,000	744,974
3.75%, 11/14/2023	268,000	280,899
3.80%, 3/15/2025	851,000	907,813
3.85%, 6/15/2024	616,000	651,278
4.05%, 11/21/2039	1,022,000	1,171,529
4.25%, 11/14/2028	647,000	730,748
4.25%, 11/21/2049	1,210,000	1,452,714
4.30%, 5/14/2036	133,000	156,307
4.40%, 11/6/2042	701,000	841,004
4.50%, 5/14/2035	783,000	935,983
4.55%, 3/15/2035	1,133,000	1,354,581
4.63%, 10/1/2042	132,000	160,973
4.70%, 5/14/2045	446,000	551,497
4.75%, 3/15/2045	654,000	812,798
4.85%, 6/15/2044	212,000	265,753
4.88%, 11/14/2048	145,000	187,698
AmerisourceBergen Corp.:
0.74%, 3/15/2023	325,000	324,197
2.70%, 3/15/2031	172,000	174,000
2.80%, 5/15/2030 (b)	150,000	154,218
3.45%, 12/15/2027	173,000	186,392
4.30%, 12/15/2047	375,500	440,702
Astrazeneca Finance LLC:
0.70%, 5/28/2024	300,000	297,678
1.20%, 5/28/2026	435,000	429,680
1.75%, 5/28/2028	430,000	427,235
2.25%, 5/28/2031 (b)	370,000	373,959
AstraZeneca PLC:
0.70%, 4/8/2026	250,000	241,805
1.38%, 8/6/2030	570,000	537,994
2.13%, 8/6/2050	115,000	102,224
3.00%, 5/28/2051 (b)	200,000	210,398
3.38%, 11/16/2025	756,000	811,188
3.50%, 8/17/2023 (b)	263,000	274,343
4.00%, 1/17/2029	100,000	112,737
4.00%, 9/18/2042	312,000	372,007
4.38%, 11/16/2045	225,000	287,599
4.38%, 8/17/2048	130,000	167,693
6.45%, 9/15/2037	684,000	1,008,496
Becton Dickinson & Co.:
1.96%, 2/11/2031	225,000	216,864
3.36%, 6/6/2024	227,000	237,676
3.70%, 6/6/2027	838,000	913,780
3.79%, 5/20/2050	120,000	135,077
Becton Dickinson and Co. 4.67%, 6/6/2047	384,000	483,928
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023	549,000	546,206
0.75%, 11/13/2025	690,000	674,634
1.13%, 11/13/2027	239,000	232,776
1.45%, 11/13/2030	182,000	173,291
2.35%, 11/13/2040	160,000	151,480
2.55%, 11/13/2050	160,000	151,738

See accompanying notes to financial statements.
60

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 2/15/2023	$ 489,000	$ 499,406
2.90%, 7/26/2024	514,000	537,336
3.20%, 6/15/2026	608,000	652,804
3.25%, 2/20/2023	196,000	201,251
3.25%, 2/27/2027	301,000	325,553
3.25%, 8/1/2042	409,000	436,432
3.40%, 7/26/2029	1,064,000	1,163,793
3.45%, 11/15/2027	555,000	606,909
3.88%, 8/15/2025	400,000	433,048
3.90%, 2/20/2028	431,000	480,591
4.13%, 6/15/2039	642,000	759,364
4.25%, 10/26/2049	343,000	424,270
4.35%, 11/15/2047	141,000	174,817
4.55%, 2/20/2048	316,000	403,914
5.00%, 8/15/2045	384,000	511,369
Cardinal Health, Inc.:
3.08%, 6/15/2024	416,000	431,421
4.37%, 6/15/2047	489,000	552,169
4.90%, 9/15/2045	264,000	317,230
Cigna Corp.:
1.25%, 3/15/2026	335,000	330,668
2.38%, 3/15/2031	555,000	557,287
2.40%, 3/15/2030	679,000	683,685
3.00%, 7/15/2023	215,000	221,235
3.05%, 10/15/2027	555,000	589,549
3.20%, 3/15/2040	240,000	247,879
3.40%, 3/1/2027	372,000	400,291
3.40%, 3/15/2051	410,000	431,033
3.75%, 7/15/2023	252,000	262,287
3.88%, 10/15/2047	190,000	210,938
4.13%, 11/15/2025	552,000	604,352
4.38%, 10/15/2028	541,000	615,009
4.50%, 2/25/2026	285,000	315,791
4.80%, 8/15/2038	423,000	519,926
4.80%, 7/15/2046	290,000	366,061
4.90%, 12/15/2048	545,000	703,726
6.13%, 11/15/2041	235,000	336,525
CVS Health Corp.:
1.30%, 8/21/2027	397,000	385,328
1.75%, 8/21/2030	300,000	286,323
1.88%, 2/28/2031	285,000	273,463
2.13%, 9/15/2031 (b)	625,000	612,612
2.63%, 8/15/2024	655,000	678,469
2.70%, 8/21/2040	135,000	129,659
2.88%, 6/1/2026	914,000	957,442
3.00%, 8/15/2026	460,000	484,509
3.25%, 8/15/2029	528,000	562,906
3.38%, 8/12/2024	376,000	395,184
3.75%, 4/1/2030	1,410,000	1,548,391
3.88%, 7/20/2025	681,000	732,490
4.10%, 3/25/2025	393,000	423,642
4.30%, 3/25/2028	569,000	638,959
4.78%, 3/25/2038	1,402,000	1,708,295
5.05%, 3/25/2048	1,628,000	2,130,157
5.13%, 7/20/2045	820,000	1,066,205
Security Description	Principal Amount	Value
Eli Lilly & Co.:
2.25%, 5/15/2050	$ 400,000	$ 368,068
2.50%, 9/15/2060	500,000	468,955
2.75%, 6/1/2025	321,000	336,119
3.38%, 3/15/2029 (b)	222,000	243,563
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023	370,000	368,435
3.00%, 6/1/2024	548,000	572,386
3.38%, 6/1/2029 (b)	385,000	419,484
GlaxoSmithKline Capital, Inc.:
3.38%, 5/15/2023	217,000	224,743
3.63%, 5/15/2025	379,000	407,891
4.20%, 3/18/2043	391,000	476,109
6.38%, 5/15/2038	648,000	954,627
Johnson & Johnson:
0.55%, 9/1/2025	490,000	477,936
0.95%, 9/1/2027	465,000	454,863
1.30%, 9/1/2030 (b)	361,000	347,585
2.10%, 9/1/2040	265,000	251,032
2.25%, 9/1/2050	220,000	205,183
2.45%, 3/1/2026	455,000	474,306
2.45%, 9/1/2060	335,000	316,689
2.63%, 1/15/2025	367,000	383,298
2.90%, 1/15/2028	1,138,000	1,213,802
2.95%, 3/3/2027	315,000	337,116
3.40%, 1/15/2038	461,000	515,997
3.63%, 3/3/2037	361,000	415,630
3.70%, 3/1/2046	658,000	775,065
4.38%, 12/5/2033	329,000	404,407
4.50%, 12/5/2043	152,000	193,490
4.85%, 5/15/2041	100,000	133,418
4.95%, 5/15/2033	144,000	185,004
5.85%, 7/15/2038	250,000	361,800
5.95%, 8/15/2037	50,000	72,118
McKesson Corp.:
0.90%, 12/3/2025	320,000	310,349
1.30%, 8/15/2026	415,000	406,036
Mead Johnson Nutrition Co. 5.90%, 11/1/2039	500,000	713,030
Merck & Co., Inc.:
0.75%, 2/24/2026	238,000	233,138
1.45%, 6/24/2030 (b)	210,000	200,875
1.70%, 6/10/2027	200,000	201,332
1.90%, 12/10/2028 (b)	100,000	100,436
2.15%, 12/10/2031	190,000	190,572
2.35%, 6/24/2040	357,000	341,221
2.45%, 6/24/2050 (b)	40,000	37,764
2.75%, 12/10/2051	200,000	198,996
2.80%, 5/18/2023	415,000	427,346
2.90%, 3/7/2024	136,000	141,681
2.90%, 12/10/2061	110,000	109,739
3.40%, 3/7/2029	536,000	584,417
3.60%, 9/15/2042	185,000	208,745
3.70%, 2/10/2045	788,000	905,908
3.90%, 3/7/2039	602,000	705,616

See accompanying notes to financial statements.
61

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 3/7/2049	$ 430,000	$ 523,306
4.15%, 5/18/2043	420,000	509,977
6.55%, 9/15/2037	207,000	308,836
Mylan, Inc.:
4.55%, 4/15/2028	148,000	165,785
5.20%, 4/15/2048	154,000	190,709
5.40%, 11/29/2043	315,000	390,017
Novartis Capital Corp.:
1.75%, 2/14/2025	348,000	353,415
2.00%, 2/14/2027	336,000	342,229
2.20%, 8/14/2030	635,000	644,671
2.75%, 8/14/2050	265,000	268,373
3.00%, 11/20/2025 (b)	170,000	180,178
3.40%, 5/6/2024	821,000	866,311
4.00%, 11/20/2045	138,000	167,460
4.40%, 5/6/2044	354,000	453,644
Pfizer, Inc.:
0.80%, 5/28/2025	225,000	222,223
1.70%, 5/28/2030 (b)	900,000	880,335
1.75%, 8/18/2031 (b)	165,000	161,380
2.55%, 5/28/2040	227,000	225,747
2.75%, 6/3/2026 (b)	322,000	341,536
2.95%, 3/15/2024	200,000	208,196
3.00%, 12/15/2026 (b)	158,000	170,229
3.20%, 9/15/2023	236,000	245,428
3.40%, 5/15/2024	541,000	572,805
3.45%, 3/15/2029	227,000	250,336
3.90%, 3/15/2039	763,000	892,588
4.00%, 12/15/2036	510,000	604,651
4.00%, 3/15/2049	250,000	306,472
4.10%, 9/15/2038	277,000	329,494
4.13%, 12/15/2046	325,000	401,697
4.20%, 9/15/2048	204,000	256,483
4.30%, 6/15/2043	160,000	196,778
4.40%, 5/15/2044	266,000	333,008
5.60%, 9/15/2040	85,000	118,916
7.20%, 3/15/2039	707,000	1,138,263
Pharmacia LLC 6.60%, 12/1/2028	180,000	233,667
Sanofi:
3.38%, 6/19/2023	419,000	434,218
3.63%, 6/19/2028 (b)	231,000	259,949
Shire Acquisitions Investments Ireland DAC:
2.88%, 9/23/2023	464,000	477,108
3.20%, 9/23/2026	353,000	374,551
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	877,000	854,987
3.03%, 7/9/2040	355,000	357,474
3.18%, 7/9/2050	243,000	246,351
3.38%, 7/9/2060	115,000	119,492
4.40%, 11/26/2023	1,013,000	1,072,028
5.00%, 11/26/2028	637,000	748,386
Security Description	Principal Amount	Value
Utah Acquisition Sub, Inc.:
3.95%, 6/15/2026	$ 1,136,000	$ 1,225,267
5.25%, 6/15/2046	514,000	630,179
Viatris, Inc.:
1.65%, 6/22/2025	150,000	149,560
2.30%, 6/22/2027	182,000	183,611
2.70%, 6/22/2030 (b)	205,000	205,771
3.85%, 6/22/2040	8,000	8,533
4.00%, 6/22/2050	235,000	251,238
Wyeth LLC:
5.95%, 4/1/2037	427,000	600,879
6.00%, 2/15/2036	229,000	322,022
6.45%, 2/1/2024	135,000	149,770
Zoetis, Inc.:
2.00%, 5/15/2030	246,000	242,428
3.00%, 9/12/2027	169,000	178,714
3.00%, 5/15/2050	280,000	292,544
3.25%, 2/1/2023	100,000	101,925
3.90%, 8/20/2028	163,000	181,258
3.95%, 9/12/2047	102,000	121,049
4.45%, 8/20/2048	305,000	390,086
4.50%, 11/13/2025	438,000	482,549
4.70%, 2/1/2043	369,000	470,150
		97,688,871
PIPELINES — 0.9%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	5,000	4,919
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	99,000	100,799
3.40%, 2/15/2031	105,000	108,331
4.45%, 7/15/2027	193,000	211,659
5.95%, 6/1/2026	185,000	212,223
Cheniere Corpus Christi Holdings LLC:
2.74%, 12/31/2039 (d)	140,000	136,970
3.70%, 11/15/2029	340,000	363,861
5.13%, 6/30/2027	575,000	649,790
5.88%, 3/31/2025	190,000	210,854
7.00%, 6/30/2024	545,000	603,250
Columbia Pipeline Group, Inc.:
4.50%, 6/1/2025	329,000	359,005
5.80%, 6/1/2045	138,000	183,025
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029 (d)	195,000	200,524
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	165,000	172,408
4.15%, 9/15/2029 (b)	197,000	211,663
4.40%, 3/15/2027	418,000	451,745
5.00%, 5/15/2044	100,000	108,452

See accompanying notes to financial statements.
62

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Enbridge Energy Partners L.P.:
5.50%, 9/15/2040	$ 182,000	$ 233,486
5.88%, 10/15/2025	320,000	365,005
Series B, 7.50%, 4/15/2038	130,000	195,192
Enbridge, Inc.:
2.50%, 1/15/2025 (b)	150,000	154,431
3.13%, 11/15/2029 (b)	583,000	611,783
3.70%, 7/15/2027 (b)	234,000	252,835
4.00%, 10/1/2023	337,000	351,990
4.25%, 12/1/2026	295,000	325,456
Energy Transfer L.P.:
2.90%, 5/15/2025	340,000	351,315
3.60%, 2/1/2023	115,000	117,371
3.90%, 7/15/2026	130,000	140,096
4.00%, 10/1/2027	128,000	137,523
4.20%, 4/15/2027	297,000	321,609
4.25%, 4/1/2024	100,000	105,156
4.50%, 4/15/2024	404,000	428,745
4.75%, 1/15/2026	660,000	721,862
4.95%, 1/15/2043	140,000	152,999
5.00%, 5/15/2050	397,000	457,122
5.15%, 2/1/2043	161,000	178,531
5.15%, 3/15/2045	207,000	234,893
5.30%, 4/1/2044	150,000	171,779
5.30%, 4/15/2047	345,000	397,564
5.35%, 5/15/2045	965,000	1,115,202
5.40%, 10/1/2047	483,000	569,660
5.50%, 6/1/2027	278,000	317,743
5.95%, 10/1/2043	230,000	279,441
6.05%, 6/1/2041	120,000	147,264
6.10%, 2/15/2042	231,000	283,086
6.25%, 4/15/2049	200,000	261,546
6.50%, 2/1/2042	208,000	267,089
7.50%, 7/1/2038	175,000	241,575
Series 20Y, 5.80%, 6/15/2038	115,000	139,711
Series 30Y, 6.00%, 6/15/2048	200,000	250,124
Energy Transfer L.P./Regency Energy Finance Corp. 4.50%, 11/1/2023	300,000	314,715
Energy Transfer Operating L.P.:
3.75%, 5/15/2030	210,000	223,190
4.05%, 3/15/2025	307,000	325,239
Energy Transfer Partners L.P. 4.95%, 6/15/2028 (b)	100,000	112,764
Enterprise Products Operating LLC:
3.13%, 7/31/2029 (b)	350,000	371,794
3.20%, 2/15/2052	235,000	230,899
3.30%, 2/15/2053	105,000	104,669
3.70%, 2/15/2026	256,000	275,021
3.70%, 1/31/2051	150,000	157,889
Security Description	Principal Amount	Value
3.75%, 2/15/2025	$ 305,000	$ 324,761
3.95%, 2/15/2027	141,000	154,171
3.95%, 1/31/2060	425,000	458,745
4.15%, 10/16/2028	332,000	372,477
4.20%, 1/31/2050	505,000	571,039
4.25%, 2/15/2048	339,000	386,307
4.45%, 2/15/2043	380,000	436,278
4.85%, 8/15/2042	300,000	360,129
4.85%, 3/15/2044	338,000	406,888
4.90%, 5/15/2046	509,000	619,168
4.95%, 10/15/2054	429,000	541,325
5.95%, 2/1/2041	326,000	433,818
7.55%, 4/15/2038	15,000	22,242
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (c)	587,000	590,733
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	664,000	679,152
Kinder Morgan Energy Partners L.P.:
3.50%, 9/1/2023	399,000	412,682
4.15%, 2/1/2024	280,000	294,630
4.25%, 9/1/2024	438,000	467,289
4.30%, 5/1/2024	299,000	317,353
4.70%, 11/1/2042	208,000	234,483
5.00%, 3/1/2043	445,000	517,686
5.50%, 3/1/2044	475,000	583,476
5.63%, 9/1/2041	100,000	124,693
5.80%, 3/15/2035	316,000	397,203
6.38%, 3/1/2041	463,000	612,503
6.50%, 9/1/2039	183,000	244,186
7.50%, 11/15/2040	103,000	150,545
7.75%, 3/15/2032	100,000	140,013
Kinder Morgan, Inc.:
2.00%, 2/15/2031 (b)	210,000	200,365
3.15%, 1/15/2023	260,000	265,962
3.25%, 8/1/2050	90,000	85,676
3.60%, 2/15/2051	229,000	231,572
4.30%, 6/1/2025	392,000	424,199
4.30%, 3/1/2028	538,000	598,950
5.20%, 3/1/2048	197,000	243,986
5.30%, 12/1/2034	373,000	449,637
5.55%, 6/1/2045	195,000	246,788
Magellan Midstream Partners L.P.:
3.25%, 6/1/2030	125,000	131,428
3.95%, 3/1/2050	247,000	262,744
4.20%, 10/3/2047	278,000	303,726
4.25%, 9/15/2046	135,000	149,928
4.85%, 2/1/2049	200,000	240,612
5.00%, 3/1/2026	63,000	70,399
MPLX L.P.:
1.75%, 3/1/2026	417,000	414,131
2.65%, 8/15/2030	251,000	250,563
3.38%, 3/15/2023	351,000	359,996

See accompanying notes to financial statements.
63

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 2/15/2025	$ 100,000	$ 106,611
4.00%, 3/15/2028	427,000	464,175
4.25%, 12/1/2027	135,000	149,556
4.50%, 4/15/2038	432,000	486,082
4.70%, 4/15/2048	243,000	282,981
4.80%, 2/15/2029	100,000	114,325
4.88%, 12/1/2024	200,000	217,348
4.88%, 6/1/2025	224,000	245,125
4.90%, 4/15/2058	409,000	476,865
5.20%, 3/1/2047	565,000	691,458
5.20%, 12/1/2047	200,000	244,850
5.50%, 2/15/2049	288,000	368,309
ONEOK Partners L.P.:
6.13%, 2/1/2041	260,000	329,316
6.85%, 10/15/2037	202,000	270,662
ONEOK, Inc.:
2.20%, 9/15/2025	150,000	151,841
2.75%, 9/1/2024	185,000	190,585
3.10%, 3/15/2030	370,000	377,748
4.00%, 7/13/2027	189,000	204,413
4.35%, 3/15/2029	456,000	500,291
4.45%, 9/1/2049	80,000	88,396
4.50%, 3/15/2050	470,000	521,597
4.55%, 7/15/2028	363,000	401,747
4.95%, 7/13/2047	182,000	212,068
5.85%, 1/15/2026	148,000	170,141
6.00%, 6/15/2035	150,000	184,725
6.35%, 1/15/2031	165,000	208,001
7.15%, 1/15/2051	165,000	241,096
Phillips 66 Partners L.P.:
2.45%, 12/15/2024	100,000	102,430
3.15%, 12/15/2029	306,000	316,753
3.55%, 10/1/2026	343,000	365,611
3.75%, 3/1/2028	296,000	318,028
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023	255,000	258,675
3.55%, 12/15/2029	425,000	441,987
3.80%, 9/15/2030	193,000	203,165
3.85%, 10/15/2023	125,000	129,794
4.30%, 1/31/2043	144,000	146,984
4.65%, 10/15/2025	365,000	398,157
4.90%, 2/15/2045	200,000	218,624
5.15%, 6/1/2042	195,000	217,158
6.65%, 1/15/2037	276,000	357,464
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	366,000	401,791
5.00%, 3/15/2027	603,000	678,670
5.63%, 4/15/2023	319,000	333,900
5.63%, 3/1/2025	581,000	645,276
5.75%, 5/15/2024	652,000	709,220
5.88%, 6/30/2026	321,000	368,357
4.50%, 5/15/2030	115,000	129,956
Security Description	Principal Amount	Value
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	$ 263,000	$ 279,140
5.95%, 9/25/2043	200,000	278,952
TC PipeLines L.P. 4.38%, 3/13/2025	85,000	91,203
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	150,000	202,405
TransCanada PipeLines, Ltd.:
3.75%, 10/16/2023	132,000	137,504
4.25%, 5/15/2028	300,000	335,028
4.63%, 3/1/2034	246,000	289,667
4.75%, 5/15/2038	255,000	304,314
4.88%, 1/15/2026	302,000	336,920
5.00%, 10/16/2043	500,000	624,860
5.10%, 3/15/2049	250,000	331,700
5.85%, 3/15/2036	89,000	115,834
6.10%, 6/1/2040	440,000	610,518
6.20%, 10/15/2037	158,000	215,156
7.25%, 8/15/2038	420,000	630,164
7.63%, 1/15/2039	566,000	881,234
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	235,000	247,798
3.95%, 5/15/2050	445,000	499,846
4.00%, 3/15/2028	304,000	333,187
7.85%, 2/1/2026	377,000	460,543
Valero Energy Partners L.P.:
4.38%, 12/15/2026	130,000	143,473
4.50%, 3/15/2028	115,000	127,488
Williams Cos., Inc.:
2.60%, 3/15/2031	385,000	383,860
3.50%, 11/15/2030	334,000	356,752
3.70%, 1/15/2023	140,000	143,039
3.90%, 1/15/2025	94,000	100,152
4.00%, 9/15/2025	236,000	254,996
4.30%, 3/4/2024	334,000	353,142
4.55%, 6/24/2024	308,000	330,062
4.85%, 3/1/2048	395,000	480,857
4.90%, 1/15/2045	228,000	272,948
5.75%, 6/24/2044	254,000	330,718
6.30%, 4/15/2040	512,000	692,823
		58,288,074
REAL ESTATE — 0.0% (a)
CBRE Services, Inc. 2.50%, 4/1/2031	297,000	298,613
REAL ESTATE INVESTMENT TRUSTS — 1.0%
Agree L.P.:
2.00%, 6/15/2028	300,000	294,867
2.60%, 6/15/2033	5,000	4,921
2.90%, 10/1/2030	125,000	126,973
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	260,000	244,262
3.00%, 5/18/2051	350,000	347,567

See accompanying notes to financial statements.
64

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 8/15/2031	$ 260,000	$ 281,221
3.45%, 4/30/2025	197,000	209,429
3.95%, 1/15/2027	65,000	71,297
4.00%, 2/1/2050	239,000	278,543
4.50%, 7/30/2029	255,000	293,158
4.70%, 7/1/2030	185,000	216,681
4.85%, 4/15/2049	175,000	226,558
4.90%, 12/15/2030	308,000	369,720
American Assets Trust L.P. 3.38%, 2/1/2031	95,000	97,342
American Campus Communities Operating Partnership L.P.:
2.85%, 2/1/2030	150,000	153,347
3.30%, 7/15/2026	301,000	319,162
3.63%, 11/15/2027	40,000	42,786
3.75%, 4/15/2023	100,000	102,762
3.88%, 1/30/2031	80,000	88,534
American Homes 4 Rent L.P.:
2.38%, 7/15/2031	130,000	127,791
3.38%, 7/15/2051	200,000	202,294
4.25%, 2/15/2028	250,000	277,145
American Tower Corp.:
0.60%, 1/15/2024	135,000	133,620
1.30%, 9/15/2025	71,000	69,957
1.50%, 1/31/2028	100,000	95,766
1.60%, 4/15/2026	215,000	213,342
1.88%, 10/15/2030	500,000	472,920
2.10%, 6/15/2030	126,000	121,593
2.40%, 3/15/2025	200,000	205,444
2.70%, 4/15/2031	100,000	100,729
2.75%, 1/15/2027	181,000	186,678
2.90%, 1/15/2030	153,000	156,958
2.95%, 1/15/2025	186,000	193,416
2.95%, 1/15/2051	125,000	118,523
3.00%, 6/15/2023	475,000	488,395
3.13%, 1/15/2027	115,000	120,488
3.38%, 5/15/2024	202,000	211,122
3.50%, 1/31/2023	180,000	184,878
3.70%, 10/15/2049	335,000	359,177
3.95%, 3/15/2029	652,000	711,938
4.00%, 6/1/2025	322,000	344,695
4.40%, 2/15/2026	600,000	656,040
5.00%, 2/15/2024	269,000	289,573
AvalonBay Communities, Inc.:
2.05%, 1/15/2032	175,000	172,827
Series GMTN, 2.95%, 5/11/2026	393,000	415,287
Series GMTN, 3.45%, 6/1/2025	107,000	113,727
Series GMTN, 3.50%, 11/15/2024	164,000	173,505
Series MTN, 2.45%, 1/15/2031	125,000	128,260
Series MTN, 3.20%, 1/15/2028	396,000	423,918
Security Description	Principal Amount	Value
Series MTN, 3.30%, 6/1/2029	$ 165,000	$ 178,167
Series MTN, 3.35%, 5/15/2027	101,000	108,541
Series MTN, 4.15%, 7/1/2047	520,000	638,253
Boston Properties L.P.:
2.45%, 10/1/2033	180,000	174,375
2.55%, 4/1/2032	165,000	164,192
2.75%, 10/1/2026	164,000	170,783
2.90%, 3/15/2030	157,000	160,248
3.20%, 1/15/2025	250,000	261,877
3.25%, 1/30/2031	275,000	287,845
3.40%, 6/21/2029	594,000	630,739
3.65%, 2/1/2026	363,000	389,053
4.50%, 12/1/2028	364,000	412,135
Brandywine Operating Partnership L.P.:
4.10%, 10/1/2024	211,000	222,856
4.55%, 10/1/2029	163,000	181,652
Brixmor Operating Partnership L.P.:
2.50%, 8/16/2031	108,000	105,660
4.05%, 7/1/2030	545,000	598,443
4.13%, 6/15/2026	211,000	228,863
4.13%, 5/15/2029	100,000	110,714
Broadstone Net Lease LLC 2.60%, 9/15/2031	350,000	341,260
Camden Property Trust:
2.80%, 5/15/2030	17,000	17,731
3.15%, 7/1/2029	187,000	199,020
3.35%, 11/1/2049	425,000	467,215
Columbia Property Trust Operating Partnership L.P. 4.15%, 4/1/2025	101,000	109,574
Corporate Office Properties L.P.:
2.25%, 3/15/2026	100,000	101,038
2.75%, 4/15/2031	200,000	198,924
Crown Castle International Corp.:
1.05%, 7/15/2026	200,000	193,446
2.10%, 4/1/2031	344,000	330,044
2.25%, 1/15/2031	309,000	300,710
2.90%, 4/1/2041	450,000	437,247
3.15%, 7/15/2023	135,000	139,100
3.20%, 9/1/2024	180,000	188,138
3.65%, 9/1/2027	639,000	687,992
3.70%, 6/15/2026	257,000	275,712
3.80%, 2/15/2028	644,000	699,996
4.00%, 3/1/2027	113,000	123,128
4.45%, 2/15/2026	193,000	211,343
4.75%, 5/15/2047	318,000	390,011
5.20%, 2/15/2049	106,000	136,332
REIT, 1.35%, 7/15/2025	65,000	64,276

See accompanying notes to financial statements.
65

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CubeSmart L.P.:
2.00%, 2/15/2031	$ 100,000	$ 96,744
3.00%, 2/15/2030	200,000	208,672
CyrusOne L.P./CyrusOne Finance Corp.:
2.15%, 11/1/2030	215,000	212,497
2.90%, 11/15/2024	123,000	127,229
3.45%, 11/15/2029	125,000	135,694
Digital Realty Trust L.P.:
3.60%, 7/1/2029 (b)	370,000	401,979
3.70%, 8/15/2027	233,000	252,980
4.45%, 7/15/2028 (b)	229,000	258,946
Duke Realty L.P.:
1.75%, 7/1/2030	180,000	171,585
1.75%, 2/1/2031	305,000	289,039
3.25%, 6/30/2026	287,000	305,511
3.38%, 12/15/2027	176,000	187,984
3.75%, 12/1/2024	75,000	79,517
Equinix, Inc.:
1.00%, 9/15/2025	270,000	262,772
1.25%, 7/15/2025 (b)	280,000	275,206
1.45%, 5/15/2026	278,000	272,829
1.55%, 3/15/2028	125,000	120,446
1.80%, 7/15/2027	166,000	163,825
2.15%, 7/15/2030	425,000	412,994
2.63%, 11/18/2024	212,000	218,703
2.90%, 11/18/2026	270,000	280,708
3.00%, 7/15/2050	195,000	186,545
3.20%, 11/18/2029	278,000	292,031
ERP Operating L.P.:
2.50%, 2/15/2030 (b)	100,000	102,699
2.85%, 11/1/2026	191,000	200,487
3.00%, 4/15/2023	339,000	346,990
3.00%, 7/1/2029	139,000	147,300
3.38%, 6/1/2025	175,000	185,469
4.15%, 12/1/2028	254,000	287,617
4.50%, 6/1/2045	160,000	202,168
Essex Portfolio L.P.:
1.65%, 1/15/2031 (b)	211,000	197,293
1.70%, 3/1/2028	187,000	182,505
2.55%, 6/15/2031	115,000	115,352
2.65%, 3/15/2032	250,000	251,495
2.65%, 9/1/2050	140,000	126,606
3.00%, 1/15/2030	127,000	133,074
3.25%, 5/1/2023	100,000	102,440
3.50%, 4/1/2025	100,000	105,635
3.63%, 5/1/2027	100,000	107,787
4.00%, 3/1/2029	121,000	134,314
Extra Space Storage L.P. 2.35%, 3/15/2032	180,000	175,720
Federal Realty Investment Trust:
1.25%, 2/15/2026	100,000	98,197
3.20%, 6/15/2029	200,000	211,576
3.50%, 6/1/2030 (b)	351,000	375,338
Security Description	Principal Amount	Value
3.95%, 1/15/2024	$ 95,000	$ 99,543
GLP Capital L.P./GLP Financing II, Inc.:
3.25%, 1/15/2032	50,000	50,256
3.35%, 9/1/2024	255,000	264,422
4.00%, 1/15/2030	357,000	378,370
4.00%, 1/15/2031	214,000	228,409
5.25%, 6/1/2025	232,000	254,922
5.38%, 11/1/2023	384,000	407,820
Healthcare Realty Trust, Inc.:
2.05%, 3/15/2031	215,000	206,879
3.63%, 1/15/2028	308,000	332,135
Healthcare Trust of America Holdings L.P.:
2.00%, 3/15/2031	325,000	308,487
3.10%, 2/15/2030	176,000	182,600
3.50%, 8/1/2026	135,000	144,249
Healthpeak Properties, Inc.:
2.88%, 1/15/2031	200,000	207,990
3.00%, 1/15/2030	463,000	485,590
3.50%, 7/15/2029	133,000	144,304
6.75%, 2/1/2041	345,000	516,168
Highwoods Realty L.P.:
3.05%, 2/15/2030	126,000	130,056
3.88%, 3/1/2027	60,000	65,324
4.13%, 3/15/2028	178,000	196,425
4.20%, 4/15/2029	82,000	90,799
Host Hotels & Resorts L.P.:
Series E, 4.00%, 6/15/2025	179,000	189,948
Series F, 4.50%, 2/1/2026	30,000	32,268
Series H, 3.38%, 12/15/2029	365,000	373,351
Series I, 3.50%, 9/15/2030	186,000	191,005
Hudson Pacific Properties L.P.:
3.25%, 1/15/2030	100,000	104,194
4.65%, 4/1/2029	184,000	208,658
Invitation Homes Operating Partnership L.P. 2.00%, 8/15/2031	269,000	253,003
Kilroy Realty L.P.:
2.50%, 11/15/2032	340,000	330,738
2.65%, 11/15/2033	200,000	194,346
3.05%, 2/15/2030	125,000	129,499
Kimco Realty Corp.:
1.90%, 3/1/2028	250,000	246,630
2.25%, 12/1/2031	180,000	175,428
2.70%, 10/1/2030	239,000	243,252
3.30%, 2/1/2025	324,000	340,569
3.70%, 10/1/2049	254,000	272,224
3.80%, 4/1/2027	188,000	204,008
4.45%, 9/1/2047	175,000	208,464
Kite Realty Group L.P. 4.00%, 10/1/2026	188,000	200,323

See accompanying notes to financial statements.
66

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Kite Realty Group Trust 4.75%, 9/15/2030	$ 317,000	$ 350,951
Life Storage L.P.:
3.50%, 7/1/2026	57,000	61,032
3.88%, 12/15/2027	151,000	165,883
4.00%, 6/15/2029	81,000	89,805
LXP Industrial Trust:
2.38%, 10/1/2031	175,000	167,788
2.70%, 9/15/2030	100,000	99,566
Mid-America Apartments L.P.:
1.10%, 9/15/2026	165,000	159,629
1.70%, 2/15/2031	220,000	210,054
2.75%, 3/15/2030	125,000	129,406
2.88%, 9/15/2051	135,000	133,036
3.60%, 6/1/2027	161,000	174,216
3.95%, 3/15/2029	245,000	273,841
National Health Investors, Inc. 3.00%, 2/1/2031	145,000	140,022
National Retail Properties, Inc.:
3.00%, 4/15/2052	100,000	94,874
3.10%, 4/15/2050	215,000	209,698
3.50%, 10/15/2027	284,000	304,877
3.50%, 4/15/2051	145,000	150,365
4.00%, 11/15/2025	124,000	134,536
4.80%, 10/15/2048	275,000	346,162
Office Properties Income Trust:
2.40%, 2/1/2027	460,000	446,384
4.25%, 5/15/2024	129,000	134,619
4.50%, 2/1/2025	200,000	211,028
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033 (b)	311,000	304,724
3.38%, 2/1/2031	510,000	514,156
3.63%, 10/1/2029	290,000	301,304
5.25%, 1/15/2026	210,000	234,473
Physicians Realty L.P.:
2.63%, 11/1/2031	200,000	199,602
3.95%, 1/15/2028	200,000	219,132
4.30%, 3/15/2027 (b)	58,000	64,406
Piedmont Operating Partnership L.P.:
2.75%, 4/1/2032	80,000	78,493
3.15%, 8/15/2030	204,000	209,216
3.40%, 6/1/2023	100,000	102,513
Prologis L.P.:
1.25%, 10/15/2030 (b)	443,000	412,592
1.63%, 3/15/2031 (b)	500,000	476,920
2.13%, 4/15/2027	100,000	101,726
2.13%, 10/15/2050	195,000	169,350
3.00%, 4/15/2050 (b)	150,000	155,310
3.25%, 10/1/2026	50,000	53,446
4.38%, 2/1/2029	220,000	252,545
Public Storage:
0.88%, 2/15/2026	275,000	268,499
Security Description	Principal Amount	Value
1.85%, 5/1/2028	$ 390,000	$ 389,333
2.30%, 5/1/2031	100,000	101,038
3.09%, 9/15/2027	118,000	126,390
3.39%, 5/1/2029	155,000	169,071
Realty Income Corp.:
0.75%, 3/15/2026 (b)	249,000	240,014
1.80%, 3/15/2033	125,000	117,833
2.20%, 6/15/2028	150,000	151,514
2.85%, 12/15/2032	95,000	98,810
3.25%, 6/15/2029	130,000	140,383
3.25%, 1/15/2031	375,000	402,919
3.40%, 1/15/2028	225,000	242,849
3.65%, 1/15/2028	155,000	168,792
3.88%, 7/15/2024	85,000	90,080
3.95%, 8/15/2027	111,000	123,197
4.13%, 10/15/2026	718,000	793,390
4.60%, 2/6/2024	335,000	356,209
4.63%, 11/1/2025	301,000	333,875
4.88%, 6/1/2026	135,000	152,196
Regency Centers L.P.:
2.95%, 9/15/2029	170,000	176,336
3.60%, 2/1/2027	204,000	219,732
3.70%, 6/15/2030	125,000	136,249
4.13%, 3/15/2028	107,000	119,052
Rexford Industrial Realty L.P. 2.13%, 12/1/2030	175,000	166,856
Sabra Health Care L.P. 5.13%, 8/15/2026	165,000	181,777
Simon Property Group L.P.:
1.38%, 1/15/2027 (b)	200,000	195,916
1.75%, 2/1/2028	230,000	226,122
2.20%, 2/1/2031 (b)	200,000	195,994
2.25%, 1/15/2032	180,000	175,682
2.45%, 9/13/2029	195,000	197,785
2.65%, 7/15/2030 (b)	225,000	229,531
2.75%, 6/1/2023	218,000	222,713
3.25%, 9/13/2049	310,000	318,652
3.30%, 1/15/2026	146,000	154,929
3.38%, 10/1/2024	422,000	444,003
3.38%, 6/15/2027	132,000	141,751
3.38%, 12/1/2027 (b)	312,000	335,185
3.50%, 9/1/2025	326,000	347,744
3.80%, 7/15/2050 (b)	302,000	338,995
4.25%, 10/1/2044 (b)	400,000	469,744
REIT, 2.00%, 9/13/2024	316,000	321,770
SITE Centers Corp. 3.63%, 2/1/2025	83,000	86,933
Spirit Realty L.P.:
2.10%, 3/15/2028	255,000	249,400
2.70%, 2/15/2032	255,000	252,957
3.20%, 1/15/2027	150,000	157,056
3.20%, 2/15/2031	250,000	258,837
3.40%, 1/15/2030	50,000	52,516
STORE Capital Corp.:
2.75%, 11/18/2030	100,000	99,783

See accompanying notes to financial statements.
67

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 3/15/2028	$ 176,000	$ 195,247
4.63%, 3/15/2029	165,000	184,993
Sun Communities Operating L.P. 2.70%, 7/15/2031	90,000	89,641
Tanger Properties L.P. 2.75%, 9/1/2031	200,000	193,336
UDR, Inc.:
3.00%, 8/15/2031	170,000	177,200
3.10%, 11/1/2034	65,000	67,277
Series GMTN, 3.50%, 1/15/2028	158,000	169,109
Series MTN, 1.90%, 3/15/2033	100,000	92,624
Series MTN, 2.10%, 6/15/2033 (b)	250,000	236,827
Series MTN, 2.95%, 9/1/2026	249,000	259,070
Series MTN, 3.20%, 1/15/2030	288,000	303,497
Series MTN, 4.40%, 1/26/2029	282,000	318,840
Ventas Realty L.P.:
2.50%, 9/1/2031	210,000	207,873
2.65%, 1/15/2025	544,000	562,017
3.25%, 10/15/2026	121,000	128,128
3.50%, 4/15/2024	16,000	16,759
3.75%, 5/1/2024	323,000	338,262
3.85%, 4/1/2027	209,000	227,823
4.88%, 4/15/2049	258,000	323,754
Welltower, Inc.:
2.70%, 2/15/2027	200,000	208,502
2.75%, 1/15/2031	423,000	432,226
2.80%, 6/1/2031	100,000	102,234
4.00%, 6/1/2025	740,000	797,498
4.25%, 4/15/2028	213,000	238,897
4.95%, 9/1/2048	195,000	255,296
REIT, 3.63%, 3/15/2024	271,000	285,013
Weyerhaeuser Co.:
4.00%, 11/15/2029	308,000	343,614
7.38%, 3/15/2032	200,000	281,320
8.50%, 1/15/2025	129,000	155,455
WP Carey, Inc.:
2.25%, 4/1/2033	135,000	128,482
2.40%, 2/1/2031	100,000	99,157
3.85%, 7/15/2029	350,000	386,925
4.25%, 10/1/2026	100,000	109,581
		66,367,472
RETAIL — 0.7%
Advance Auto Parts, Inc. 1.75%, 10/1/2027	340,000	331,979
AutoNation, Inc.:
1.95%, 8/1/2028	175,000	171,008
3.80%, 11/15/2027	228,000	245,798
4.50%, 10/1/2025	187,000	203,467
Security Description	Principal Amount	Value
4.75%, 6/1/2030	$ 140,000	$ 160,104
AutoZone, Inc.:
1.65%, 1/15/2031	49,000	46,148
3.13%, 4/18/2024	108,000	112,518
3.13%, 4/21/2026 (b)	81,000	85,433
3.75%, 4/18/2029	539,000	589,860
Best Buy Co., Inc.:
1.95%, 10/1/2030	200,000	192,294
4.45%, 10/1/2028	225,000	255,418
Costco Wholesale Corp.:
1.38%, 6/20/2027	125,000	124,100
1.60%, 4/20/2030	1,104,000	1,069,754
1.75%, 4/20/2032	209,000	202,446
2.75%, 5/18/2024	507,000	526,930
Darden Restaurants, Inc.:
3.85%, 5/1/2027	199,000	216,200
4.55%, 2/15/2048	100,000	115,684
Dollar General Corp.:
3.50%, 4/3/2030	295,000	319,214
3.88%, 4/15/2027	648,000	710,260
Dollar Tree, Inc.:
4.00%, 5/15/2025	242,000	260,089
4.20%, 5/15/2028 (b)	306,000	341,631
Genuine Parts Co. 1.88%, 11/1/2030	145,000	136,272
Home Depot, Inc.:
0.90%, 3/15/2028	534,000	509,954
1.38%, 3/15/2031 (b)	800,000	754,184
1.50%, 9/15/2028 (b)	400,000	394,248
2.13%, 9/15/2026	761,000	785,603
2.38%, 3/15/2051	260,000	239,590
2.50%, 4/15/2027	350,000	365,995
2.70%, 4/1/2023	180,000	183,794
2.70%, 4/15/2030	936,000	983,062
2.75%, 9/15/2051	250,000	248,178
2.80%, 9/14/2027 (b)	125,000	132,668
2.95%, 6/15/2029	383,000	408,071
3.00%, 4/1/2026	363,000	385,923
3.13%, 12/15/2049	255,000	268,801
3.35%, 9/15/2025	480,000	512,645
3.50%, 9/15/2056	211,000	238,177
3.90%, 12/6/2028	243,000	274,323
3.90%, 6/15/2047	496,000	582,547
4.20%, 4/1/2043	225,000	271,082
4.25%, 4/1/2046	599,000	736,417
4.50%, 12/6/2048	114,000	147,792
4.88%, 2/15/2044	300,000	395,130
5.88%, 12/16/2036	300,000	424,755
5.95%, 4/1/2041	253,000	362,630
Kohl's Corp.:
3.38%, 5/1/2031 (b)	139,000	141,495
5.55%, 7/17/2045 (b)	230,000	266,395
Lowe's Companies, Inc. 3.00%, 10/15/2050	150,000	148,146

See accompanying notes to financial statements.
68

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Lowe's Cos., Inc.:
1.30%, 4/15/2028	$ 738,000	$ 707,875
1.70%, 9/15/2028	257,000	251,775
1.70%, 10/15/2030	970,000	921,510
2.50%, 4/15/2026	498,000	518,752
2.63%, 4/1/2031	583,000	596,596
2.80%, 9/15/2041	200,000	195,446
3.10%, 5/3/2027 (b)	320,000	341,520
3.38%, 9/15/2025	142,000	151,463
3.50%, 4/1/2051	300,000	323,250
3.65%, 4/5/2029	234,000	256,462
4.00%, 4/15/2025	635,000	688,213
4.05%, 5/3/2047	236,000	272,474
4.50%, 4/15/2030	159,000	184,589
McDonald's Corp.:
Series MTN, 3.38%, 5/26/2025 (b)	285,000	302,929
Series MTN, 3.50%, 3/1/2027	333,000	360,736
Series MTN, 3.60%, 7/1/2030 (b)	1,883,000	2,082,259
Series MTN, 3.70%, 1/30/2026	320,000	345,872
Series MTN, 3.70%, 2/15/2042	315,000	349,203
Series MTN, 4.45%, 3/1/2047	280,000	342,199
Series MTN, 4.45%, 9/1/2048	280,000	345,201
Series MTN, 4.70%, 12/9/2035	195,000	238,657
Series MTN, 4.88%, 7/15/2040	315,000	395,766
Series MTN, 5.70%, 2/1/2039	300,000	408,720
Series MTN, 6.30%, 10/15/2037	188,000	265,565
Series MTN, 6.30%, 3/1/2038	320,000	455,997
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031 (b)	245,000	232,456
3.55%, 3/15/2026	104,000	111,617
3.60%, 9/1/2027	181,000	196,479
4.20%, 4/1/2030	327,000	369,595
Ross Stores, Inc. 0.88%, 4/15/2026	496,000	481,522
Starbucks Corp.:
2.00%, 3/12/2027	211,000	213,251
2.25%, 3/12/2030	230,000	229,800
2.45%, 6/15/2026	214,000	222,215
2.55%, 11/15/2030	235,000	239,829
3.10%, 3/1/2023	192,000	196,869
3.35%, 3/12/2050	125,000	130,359
3.50%, 3/1/2028	189,000	204,715
3.50%, 11/15/2050	240,000	258,689
3.55%, 8/15/2029	267,000	291,820
Security Description	Principal Amount	Value
3.75%, 12/1/2047	$ 302,000	$ 332,209
3.80%, 8/15/2025	533,000	575,805
4.00%, 11/15/2028	126,000	140,985
4.30%, 6/15/2045	35,000	41,174
4.45%, 8/15/2049	186,000	229,180
4.50%, 11/15/2048	270,000	334,120
Target Corp.:
2.50%, 4/15/2026 (b)	250,000	262,165
3.50%, 7/1/2024	315,000	333,664
3.63%, 4/15/2046	575,000	676,706
3.90%, 11/15/2047	100,000	123,692
4.00%, 7/1/2042 (b)	685,000	837,926
6.50%, 10/15/2037	100,000	149,887
TJX Cos., Inc.:
1.15%, 5/15/2028	100,000	96,371
1.60%, 5/15/2031 (b)	281,000	268,675
2.25%, 9/15/2026	318,000	328,831
2.50%, 5/15/2023	380,000	387,079
Tractor Supply Co. 1.75%, 11/1/2030	82,000	77,046
Walgreens Boots Alliance, Inc.:
3.45%, 6/1/2026	799,000	850,887
3.80%, 11/18/2024	446,000	474,910
4.10%, 4/15/2050	100,000	112,210
Walmart, Inc.:
1.05%, 9/17/2026 (b)	335,000	331,804
1.50%, 9/22/2028	160,000	159,102
1.80%, 9/22/2031	140,000	138,639
2.38%, 9/24/2029	43,000	44,743
2.50%, 9/22/2041	1,940,000	1,959,846
2.55%, 4/11/2023	459,000	469,121
2.65%, 12/15/2024	241,000	252,344
2.85%, 7/8/2024	663,000	693,551
3.05%, 7/8/2026	576,000	617,535
3.25%, 7/8/2029 (b)	563,000	620,567
3.30%, 4/22/2024	1,050,000	1,101,523
3.40%, 6/26/2023	693,000	721,330
3.55%, 6/26/2025 (b)	402,000	433,750
		45,437,834
SEMICONDUCTORS — 0.6%
Analog Devices, Inc.:
1.70%, 10/1/2028	525,000	521,803
2.10%, 10/1/2031 (b)	290,000	290,397
2.80%, 10/1/2041	250,000	253,255
2.95%, 4/1/2025	100,000	105,002
2.95%, 10/1/2051 (b)	230,000	236,224
3.50%, 12/5/2026 (b)	383,000	417,914
Applied Materials, Inc.:
1.75%, 6/1/2030	475,000	465,999
2.75%, 6/1/2050	499,000	502,034
3.90%, 10/1/2025 (b)	170,000	184,895
4.35%, 4/1/2047	322,000	410,360
5.10%, 10/1/2035	174,000	225,932
5.85%, 6/15/2041	194,000	283,056

See accompanying notes to financial statements.
69

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
3.50%, 1/15/2028	$ 310,000	$ 331,281
3.88%, 1/15/2027 (b)	1,170,000	1,268,619
Broadcom, Inc.:
1.95%, 2/15/2028 (d)	168,000	165,493
2.45%, 2/15/2031 (d)	615,000	600,910
2.60%, 2/15/2033 (d)	500,000	484,945
3.15%, 11/15/2025	265,000	278,237
3.42%, 4/15/2033 (d)	1,391,000	1,452,162
3.46%, 9/15/2026	516,000	549,695
3.47%, 4/15/2034 (d)	634,000	661,471
3.50%, 2/15/2041 (d)	245,000	249,476
3.63%, 10/15/2024	100,000	105,790
3.75%, 2/15/2051 (d)	420,000	438,791
4.11%, 9/15/2028	967,000	1,061,060
4.15%, 11/15/2030	894,000	991,446
4.30%, 11/15/2032	100,000	112,624
4.70%, 4/15/2025	269,000	294,181
4.75%, 4/15/2029	657,000	748,422
5.00%, 4/15/2030	411,000	478,470
Intel Corp.:
1.60%, 8/12/2028	135,000	133,371
2.00%, 8/12/2031 (b)	250,000	248,392
2.80%, 8/12/2041	190,000	189,449
3.05%, 8/12/2051	110,000	112,822
3.15%, 5/11/2027	36,000	38,615
3.20%, 8/12/2061	135,000	138,155
3.25%, 11/15/2049	386,000	407,844
3.40%, 3/25/2025	769,000	818,662
3.70%, 7/29/2025	734,000	791,634
3.73%, 12/8/2047	498,000	564,787
3.75%, 3/25/2027 (b)	309,000	340,132
3.90%, 3/25/2030 (b)	820,000	932,094
4.00%, 12/15/2032	255,000	298,312
4.10%, 5/11/2047	236,000	282,879
4.75%, 3/25/2050	1,751,000	2,329,075
4.90%, 7/29/2045	300,000	397,890
KLA Corp.:
3.30%, 3/1/2050	531,000	567,522
4.10%, 3/15/2029	141,000	159,539
4.65%, 11/1/2024	103,000	111,679
Lam Research Corp.:
1.90%, 6/15/2030	543,000	533,796
2.88%, 6/15/2050	348,000	347,704
3.13%, 6/15/2060	205,000	209,555
3.75%, 3/15/2026	243,000	264,960
4.00%, 3/15/2029	204,000	228,798
4.88%, 3/15/2049	262,000	356,197
Marvell Technology, Inc.:
1.65%, 4/15/2026	500,000	494,535
2.45%, 4/15/2028	285,000	289,335
2.95%, 4/15/2031	130,000	132,967
4.88%, 6/22/2028	227,000	259,105
Security Description	Principal Amount	Value
Maxim Integrated Products, Inc. 3.45%, 6/15/2027	$ 114,000	$ 122,992
Micron Technology, Inc.:
4.19%, 2/15/2027	669,000	734,502
4.66%, 2/15/2030	163,000	187,484
4.98%, 2/6/2026	235,000	262,027
NVIDIA Corp.:
0.58%, 6/14/2024 (b)	300,000	297,327
2.00%, 6/15/2031 (b)	200,000	198,610
2.85%, 4/1/2030	581,000	616,453
3.20%, 9/16/2026	910,000	979,451
3.50%, 4/1/2040	387,000	434,392
NXP B.V./NXP Funding LLC:
4.88%, 3/1/2024 (d)	648,000	696,023
5.35%, 3/1/2026 (d)	156,000	176,269
5.55%, 12/1/2028 (d)	198,000	237,052
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
2.70%, 5/1/2025 (d)	50,000	51,656
3.15%, 5/1/2027 (d)	100,000	105,202
3.25%, 5/11/2041 (d)	545,000	560,287
3.40%, 5/1/2030 (d)	246,000	262,315
3.88%, 6/18/2026 (d)	152,000	163,949
QUALCOMM, Inc.:
2.15%, 5/20/2030	439,000	442,683
2.60%, 1/30/2023	244,000	248,753
2.90%, 5/20/2024	384,000	400,166
3.25%, 5/20/2027	586,000	632,751
3.25%, 5/20/2050 (b)	208,000	228,486
3.45%, 5/20/2025	237,000	252,441
4.30%, 5/20/2047	463,000	581,616
4.65%, 5/20/2035	254,000	315,859
4.80%, 5/20/2045	578,000	767,318
Skyworks Solutions, Inc. 1.80%, 6/1/2026	100,000	99,052
Texas Instruments, Inc.:
1.13%, 9/15/2026 (b)	110,000	108,902
1.38%, 3/12/2025	615,000	618,180
1.75%, 5/4/2030	190,000	186,443
1.90%, 9/15/2031 (b)	200,000	197,404
2.25%, 9/4/2029	274,000	280,412
2.70%, 9/15/2051 (b)	200,000	201,544
2.90%, 11/3/2027 (b)	191,000	204,762
3.88%, 3/15/2039	100,000	118,055
4.15%, 5/15/2048	342,000	429,596
TSMC Arizona Corp.:
1.75%, 10/25/2026	285,000	285,142
2.50%, 10/25/2031	215,000	217,653
3.13%, 10/25/2041	479,000	499,252
3.25%, 10/25/2051	200,000	210,388
Xilinx, Inc.:
2.38%, 6/1/2030	245,000	248,205

See accompanying notes to financial statements.
70

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.95%, 6/1/2024	$ 350,000	$ 363,534
		40,374,337
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc.:
0.67%, 8/16/2023 (d)	75,000	74,360
2.04%, 8/16/2028 (d)	250,000	244,907
3.48%, 12/1/2027	167,000	177,142
		496,409
SOFTWARE — 0.8%
Activision Blizzard, Inc.:
1.35%, 9/15/2030	364,000	336,260
2.50%, 9/15/2050	301,000	264,212
3.40%, 9/15/2026	375,000	401,700
Adobe, Inc.:
1.70%, 2/1/2023	295,000	298,322
1.90%, 2/1/2025 (b)	209,000	214,114
2.15%, 2/1/2027	175,000	179,889
2.30%, 2/1/2030	314,000	321,005
3.25%, 2/1/2025 (b)	367,000	388,389
Autodesk, Inc.:
2.40%, 12/15/2031	200,000	199,706
3.50%, 6/15/2027	320,000	344,342
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	144,000	145,315
2.90%, 12/1/2029	223,000	230,421
Citrix Systems, Inc.:
1.25%, 3/1/2026	155,000	150,795
3.30%, 3/1/2030	355,000	360,187
Electronic Arts, Inc.:
1.85%, 2/15/2031	270,000	258,382
4.80%, 3/1/2026	166,000	185,326
Fidelity National Information Services, Inc.:
0.38%, 3/1/2023	250,000	248,792
0.60%, 3/1/2024	85,000	83,762
1.15%, 3/1/2026	200,000	195,138
1.65%, 3/1/2028	90,000	87,144
2.25%, 3/1/2031	358,000	350,221
3.10%, 3/1/2041	160,000	161,238
3.75%, 5/21/2029	265,000	289,004
Fiserv, Inc.:
2.25%, 6/1/2027	479,000	487,220
2.65%, 6/1/2030	309,000	313,706
2.75%, 7/1/2024	452,000	467,485
3.20%, 7/1/2026	258,000	273,090
3.50%, 7/1/2029	700,000	752,857
3.80%, 10/1/2023	408,000	426,699
3.85%, 6/1/2025	248,000	265,132
4.20%, 10/1/2028 (b)	234,000	262,279
4.40%, 7/1/2049	475,000	566,466
Intuit, Inc.:
0.65%, 7/15/2023	325,000	324,178
Security Description	Principal Amount	Value
0.95%, 7/15/2025	$ 280,000	$ 276,231
1.35%, 7/15/2027	85,000	83,291
1.65%, 7/15/2030	85,000	82,102
Microsoft Corp.:
2.00%, 8/8/2023	652,000	664,375
2.38%, 5/1/2023	523,000	532,859
2.40%, 8/8/2026	1,243,000	1,300,862
2.53%, 6/1/2050	2,161,000	2,120,762
2.68%, 6/1/2060	761,000	757,750
2.70%, 2/12/2025	375,000	392,201
2.88%, 2/6/2024	202,000	210,167
2.92%, 3/17/2052	1,669,000	1,767,321
3.04%, 3/17/2062	558,000	600,776
3.13%, 11/3/2025	976,000	1,040,533
3.30%, 2/6/2027	1,323,000	1,440,310
3.45%, 8/8/2036	209,000	239,713
3.50%, 2/12/2035 (b)	343,000	392,807
3.63%, 12/15/2023	576,000	605,549
3.70%, 8/8/2046	484,000	580,781
3.75%, 2/12/2045	116,000	137,281
3.95%, 8/8/2056	40,000	50,244
4.10%, 2/6/2037	225,000	273,877
4.20%, 11/3/2035	149,000	182,737
4.25%, 2/6/2047	100,000	129,525
Oracle Corp.:
1.65%, 3/25/2026	340,000	337,175
2.30%, 3/25/2028	382,000	380,304
2.40%, 9/15/2023	527,000	537,435
2.50%, 4/1/2025	1,318,000	1,350,027
2.63%, 2/15/2023	239,000	243,230
2.65%, 7/15/2026	997,000	1,025,684
2.80%, 4/1/2027	220,000	226,970
2.88%, 3/25/2031	705,000	708,532
2.95%, 11/15/2024	516,000	536,748
2.95%, 5/15/2025	535,000	555,250
3.25%, 11/15/2027	878,000	926,869
3.25%, 5/15/2030	260,000	268,619
3.40%, 7/8/2024	423,000	442,653
3.60%, 4/1/2040	693,000	696,631
3.60%, 4/1/2050	1,239,000	1,213,377
3.63%, 7/15/2023	250,000	259,475
3.65%, 3/25/2041	850,000	860,633
3.80%, 11/15/2037	483,000	503,267
3.85%, 7/15/2036	696,000	732,728
3.90%, 5/15/2035	335,000	358,366
3.95%, 3/25/2051	700,000	728,392
4.00%, 7/15/2046	940,000	977,403
4.00%, 11/15/2047	873,000	905,414
4.10%, 3/25/2061	420,000	438,497
4.13%, 5/15/2045	454,000	481,885
4.30%, 7/8/2034	384,000	425,841
4.38%, 5/15/2055	159,000	174,059
4.50%, 7/8/2044	786,000	879,282
5.38%, 7/15/2040	661,000	803,743
6.13%, 7/8/2039	100,000	131,843

See accompanying notes to financial statements.
71

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 4/15/2038	$ 350,000	$ 471,495
Roper Technologies, Inc.:
1.00%, 9/15/2025	159,000	155,429
1.40%, 9/15/2027 (b)	275,000	267,025
1.75%, 2/15/2031	250,000	235,037
2.00%, 6/30/2030	193,000	185,834
2.95%, 9/15/2029	434,000	449,589
3.65%, 9/15/2023	180,000	187,596
3.80%, 12/15/2026	312,000	342,373
salesforce.com, Inc.:
0.63%, 7/15/2024	240,000	237,898
1.50%, 7/15/2028 (b)	165,000	163,106
1.95%, 7/15/2031 (b)	450,000	445,698
2.70%, 7/15/2041	170,000	169,548
2.90%, 7/15/2051	385,000	392,523
3.05%, 7/15/2061 (b)	125,000	128,725
3.25%, 4/11/2023	570,000	587,938
3.70%, 4/11/2028	443,000	491,190
ServiceNow, Inc. 1.40%, 9/1/2030	509,000	474,607
VMware, Inc.:
0.60%, 8/15/2023	270,000	268,204
1.00%, 8/15/2024	155,000	153,617
1.40%, 8/15/2026	505,000	496,693
1.80%, 8/15/2028	135,000	131,478
2.20%, 8/15/2031	165,000	162,180
3.90%, 8/21/2027	298,000	325,511
4.50%, 5/15/2025	600,000	654,132
		49,382,588
TELECOMMUNICATIONS — 1.3%
America Movil SAB de CV:
2.88%, 5/7/2030	765,000	791,660
3.63%, 4/22/2029 (b)	365,000	394,835
4.38%, 7/16/2042	250,000	295,790
4.38%, 4/22/2049 (b)	263,000	319,882
6.13%, 11/15/2037	108,000	146,584
6.13%, 3/30/2040	743,000	1,027,918
AT&T, Inc.:
0.90%, 3/25/2024	880,000	876,498
1.65%, 2/1/2028	371,000	363,328
1.70%, 3/25/2026	355,000	353,537
2.25%, 2/1/2032	668,000	646,337
2.30%, 6/1/2027	347,000	353,649
2.55%, 12/1/2033	925,000	905,871
2.75%, 6/1/2031	719,000	733,200
2.95%, 7/15/2026	288,000	301,311
3.10%, 2/1/2043	628,000	608,199
3.30%, 2/1/2052	400,000	391,844
3.40%, 5/15/2025	515,000	544,927
3.50%, 6/1/2041	752,000	773,816
3.50%, 9/15/2053	1,489,000	1,505,007
3.50%, 2/1/2061	228,000	225,052
3.55%, 9/15/2055	3,338,000	3,344,175
3.65%, 6/1/2051	807,000	837,497
3.65%, 9/15/2059	1,452,000	1,465,707
Security Description	Principal Amount	Value
3.80%, 2/15/2027	$ 365,000	$ 396,828
3.80%, 12/1/2057	1,285,000	1,338,919
3.85%, 6/1/2060	305,000	318,573
4.05%, 12/15/2023	306,000	323,733
4.10%, 2/15/2028	555,000	616,888
4.25%, 3/1/2027	1,017,000	1,128,606
4.30%, 2/15/2030	1,071,000	1,206,631
4.30%, 12/15/2042	268,000	302,245
4.35%, 3/1/2029	793,000	892,244
4.35%, 6/15/2045	609,000	689,163
4.45%, 4/1/2024	1,072,000	1,144,767
4.50%, 5/15/2035	1,296,000	1,495,727
4.50%, 3/9/2048	5,000	5,836
4.55%, 3/9/2049	100,000	117,875
4.75%, 5/15/2046	715,000	864,321
4.85%, 3/1/2039	767,000	916,343
4.90%, 6/15/2042	270,000	324,173
5.15%, 3/15/2042	211,000	261,349
5.15%, 2/15/2050	250,000	320,680
5.25%, 3/1/2037	521,000	644,529
5.35%, 9/1/2040	152,000	192,189
5.55%, 8/15/2041	1,000	1,305
Bell Telephone Co. of Canada or Bell Canada:
4.46%, 4/1/2048	154,000	190,926
Series US-3, 0.75%, 3/17/2024	495,000	490,169
Series US-4, 3.65%, 3/17/2051	275,000	300,176
Series US-5, 2.15%, 2/15/2032	165,000	161,149
Series US-6, 3.20%, 2/15/2052	75,000	76,552
British Telecommunications PLC:
4.50%, 12/4/2023	126,000	133,382
5.13%, 12/4/2028	150,000	169,452
9.63%, 12/15/2030	768,000	1,129,329
Cisco Systems, Inc.:
2.20%, 9/20/2023	110,000	112,605
2.60%, 2/28/2023	186,000	190,200
2.95%, 2/28/2026	258,000	274,827
3.50%, 6/15/2025	281,000	302,415
3.63%, 3/4/2024	160,000	169,747
5.50%, 1/15/2040	551,000	770,276
5.90%, 2/15/2039	606,000	872,010
Corning, Inc.:
5.35%, 11/15/2048	128,000	177,092
5.45%, 11/15/2079	478,000	629,043
5.85%, 11/15/2068	300,000	442,350
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	784,000	1,139,920
9.25%, 6/1/2032 (b)	249,000	396,682
Juniper Networks, Inc.:
1.20%, 12/10/2025	185,000	182,205

See accompanying notes to financial statements.
72

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 12/10/2030	$ 173,000	$ 163,810
3.75%, 8/15/2029	100,000	108,360
Koninklijke KPN NV 8.38%, 10/1/2030	350,000	499,118
Motorola Solutions, Inc.:
2.30%, 11/15/2030	413,000	401,151
2.75%, 5/24/2031	185,000	185,461
4.00%, 9/1/2024	122,000	130,078
4.60%, 2/23/2028	166,000	187,593
4.60%, 5/23/2029	197,000	225,011
5.50%, 9/1/2044	156,000	204,319
Orange SA:
5.38%, 1/13/2042	354,000	465,691
9.00%, 3/1/2031	666,000	1,020,185
Rogers Communications, Inc.:
2.90%, 11/15/2026	140,000	146,346
3.63%, 12/15/2025	215,000	228,943
3.70%, 11/15/2049	160,000	168,398
4.10%, 10/1/2023	292,000	304,854
4.35%, 5/1/2049	404,000	469,565
4.50%, 3/15/2043	233,000	267,964
5.00%, 3/15/2044	168,000	207,090
5.45%, 10/1/2043	187,000	244,330
7.50%, 8/15/2038	194,000	293,056
Telefonica Emisiones SA:
4.67%, 3/6/2038	220,000	253,928
5.21%, 3/8/2047	998,000	1,238,558
5.52%, 3/1/2049	500,000	652,290
7.05%, 6/20/2036	535,000	766,211
TELUS Corp.:
3.70%, 9/15/2027	117,000	127,023
4.60%, 11/16/2048	236,000	301,530
T-Mobile USA, Inc.:
1.50%, 2/15/2026	395,000	390,860
2.05%, 2/15/2028	346,000	344,135
2.25%, 11/15/2031 (b)	400,000	388,088
2.55%, 2/15/2031	374,000	372,257
3.00%, 2/15/2041	460,000	448,229
3.30%, 2/15/2051	478,000	466,657
3.40%, 10/15/2052 (d)	250,000	249,283
3.50%, 4/15/2025	566,000	599,807
3.60%, 11/15/2060	155,000	154,400
3.60%, 11/15/2060 (d)	350,000	347,659
3.75%, 4/15/2027	608,000	658,336
3.88%, 4/15/2030	2,416,000	2,643,756
4.38%, 4/15/2040	999,000	1,138,950
4.50%, 4/15/2050	569,000	666,669
Verizon Communications, Inc.:
0.75%, 3/22/2024	721,000	718,729
0.85%, 11/20/2025 (b)	1,074,000	1,048,095
1.45%, 3/20/2026	388,000	386,207
1.68%, 10/30/2030	595,000	565,910
1.75%, 1/20/2031	684,000	647,392
2.10%, 3/22/2028	340,000	341,037
Security Description	Principal Amount	Value
2.36%, 3/15/2032 (d)	$ 92,000	$ 90,739
2.55%, 3/21/2031	1,722,000	1,739,513
2.65%, 11/20/2040	746,000	708,066
2.85%, 9/3/2041	465,000	459,127
2.99%, 10/30/2056	2,410,000	2,285,620
3.00%, 3/22/2027	1,532,000	1,616,459
3.00%, 11/20/2060	380,000	359,697
3.15%, 3/22/2030	853,000	901,638
3.38%, 2/15/2025	218,000	231,708
3.40%, 3/22/2041	455,000	477,504
3.55%, 3/22/2051	1,050,000	1,131,459
3.70%, 3/22/2061	800,000	865,992
3.85%, 11/1/2042	350,000	390,338
3.88%, 2/8/2029	686,000	760,952
4.00%, 3/22/2050	304,000	349,597
4.13%, 3/16/2027	284,000	315,782
4.13%, 8/15/2046	667,000	774,007
4.27%, 1/15/2036	1,161,000	1,364,465
4.33%, 9/21/2028	1,042,000	1,185,087
4.40%, 11/1/2034	607,000	706,682
4.50%, 8/10/2033	937,500	1,104,534
4.75%, 11/1/2041	623,000	770,931
4.81%, 3/15/2039	410,000	514,652
4.86%, 8/21/2046	400,000	515,260
5.50%, 3/16/2047	250,000	351,798
Vodafone Group PLC:
4.13%, 5/30/2025	425,000	459,982
4.25%, 9/17/2050	345,000	401,235
4.38%, 5/30/2028	911,000	1,026,405
4.38%, 2/19/2043	560,000	652,086
4.88%, 6/19/2049	430,000	542,522
5.00%, 5/30/2038	159,000	197,777
5.25%, 5/30/2048	559,000	730,009
6.15%, 2/27/2037	661,000	898,140
7.88%, 2/15/2030	187,000	261,606
		85,998,743
TEXTILES — 0.0% (a)
Mohawk Industries, Inc.:
3.63%, 5/15/2030	256,000	275,216
3.85%, 2/1/2023	335,000	343,110
		618,326
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.00%, 11/19/2024	304,000	316,886
3.90%, 11/19/2029	179,000	197,337
5.10%, 5/15/2044	266,000	330,718
		844,941
TRANSPORTATION — 0.6%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	284,000	290,205
3.00%, 4/1/2025 (b)	413,000	434,150
3.25%, 6/15/2027 (b)	189,000	204,799

See accompanying notes to financial statements.
73

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.30%, 9/15/2051	$ 250,000	$ 272,200
3.40%, 9/1/2024	225,000	237,449
3.55%, 2/15/2050	240,000	270,101
3.65%, 9/1/2025	328,000	353,230
3.75%, 4/1/2024	130,000	136,916
3.85%, 9/1/2023	200,000	208,292
3.90%, 8/1/2046	190,000	221,817
4.05%, 6/15/2048	95,000	114,268
4.15%, 12/15/2048	388,000	475,525
4.38%, 9/1/2042	195,000	237,664
4.40%, 3/15/2042	326,000	398,476
4.45%, 3/15/2043	202,000	249,220
4.55%, 9/1/2044	605,000	760,818
4.70%, 9/1/2045	470,000	604,448
4.95%, 9/15/2041	100,000	129,133
5.40%, 6/1/2041	225,000	304,272
Canadian National Railway Co.:
2.45%, 5/1/2050	392,000	365,250
2.75%, 3/1/2026	50,000	52,377
3.20%, 8/2/2046	367,000	387,402
3.65%, 2/3/2048	383,000	434,334
6.90%, 7/15/2028	125,000	162,860
Canadian Pacific Railway Co.:
1.75%, 12/2/2026	190,000	190,849
2.05%, 3/5/2030	90,000	88,945
2.45%, 12/2/2031	165,000	167,932
3.00%, 12/2/2041	75,000	76,685
3.10%, 12/2/2051	75,000	76,706
4.00%, 6/1/2028	206,000	229,772
4.80%, 9/15/2035	570,000	703,813
4.80%, 8/1/2045	200,000	256,928
6.13%, 9/15/2115	255,000	378,813
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	152,000	170,964
CSX Corp.:
2.40%, 2/15/2030 (b)	153,000	155,555
2.50%, 5/15/2051	690,000	638,843
2.60%, 11/1/2026	156,000	162,597
3.25%, 6/1/2027	312,000	334,820
3.35%, 9/15/2049	357,000	379,777
3.80%, 3/1/2028	194,000	213,206
3.80%, 11/1/2046	235,000	266,081
3.80%, 4/15/2050	300,000	343,224
4.25%, 3/15/2029	214,000	241,839
4.25%, 11/1/2066	135,000	165,301
4.30%, 3/1/2048	323,000	393,369
4.40%, 3/1/2043	15,000	17,834
4.50%, 8/1/2054	125,000	158,079
4.65%, 3/1/2068	200,000	260,848
4.75%, 11/15/2048	249,000	323,185
6.00%, 10/1/2036	150,000	205,191
6.15%, 5/1/2037	244,000	340,827
FedEx Corp.:
3.10%, 8/5/2029	187,000	197,711
Security Description	Principal Amount	Value
3.25%, 4/1/2026	$ 773,000	$ 827,040
3.40%, 2/15/2028	191,000	206,255
4.05%, 2/15/2048	481,000	543,270
4.10%, 2/1/2045	243,000	272,043
4.25%, 5/15/2030	301,000	342,384
4.40%, 1/15/2047	142,000	167,539
4.55%, 4/1/2046	589,000	705,404
4.90%, 1/15/2034	387,000	468,928
5.25%, 5/15/2050	500,000	670,050
FedEx Corp. Pass Through Trust Series 2020-1, Class AA , Class AA, 1.88%, 8/20/2035	94,653	92,518
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	256,000	278,638
Kansas City Southern:
2.88%, 11/15/2029	174,000	180,584
3.00%, 5/15/2023	225,000	230,310
4.20%, 11/15/2069	145,000	170,991
4.30%, 5/15/2043	265,000	307,670
4.95%, 8/15/2045	349,000	445,816
Kirby Corp. 4.20%, 3/1/2028 (b)	451,000	486,431
Norfolk Southern Corp.:
2.30%, 5/15/2031 (b)	205,000	206,300
2.55%, 11/1/2029	200,000	205,626
2.90%, 2/15/2023	199,000	202,371
2.90%, 6/15/2026	450,000	474,647
2.90%, 8/25/2051	250,000	246,620
3.05%, 5/15/2050	245,000	248,597
3.15%, 6/1/2027	345,000	366,801
3.16%, 5/15/2055	176,000	179,728
3.40%, 11/1/2049	165,000	175,963
3.80%, 8/1/2028	70,000	77,277
3.94%, 11/1/2047	45,000	52,045
4.05%, 8/15/2052	166,000	199,389
4.10%, 5/15/2121	100,000	113,930
4.45%, 6/15/2045	466,000	574,229
4.65%, 1/15/2046	164,000	206,050
5.10%, 8/1/2118	100,000	132,924
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2024	194,000	199,713
Series MTN, 2.90%, 12/1/2026	177,000	185,163
Series MTN, 3.35%, 9/1/2025	200,000	211,724
Series MTN, 3.40%, 3/1/2023	167,000	171,504
Series MTN, 3.65%, 3/18/2024	107,000	112,625
Series MTN, 3.75%, 6/9/2023 (b)	147,000	152,476

See accompanying notes to financial statements.
74

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Union Pacific Corp.:
2.15%, 2/5/2027	$ 145,000	$ 148,974
2.38%, 5/20/2031	155,000	158,272
2.40%, 2/5/2030	232,000	237,118
2.75%, 4/15/2023	250,000	255,155
2.75%, 3/1/2026	237,000	248,653
2.89%, 4/6/2036	507,000	530,611
2.95%, 3/10/2052	180,000	182,576
2.97%, 9/16/2062	496,000	489,944
3.00%, 4/15/2027 (b)	200,000	212,500
3.15%, 3/1/2024	280,000	292,639
3.25%, 2/5/2050	240,000	257,750
3.35%, 8/15/2046	50,000	53,529
3.50%, 6/8/2023	433,000	448,588
3.65%, 2/15/2024	225,000	235,721
3.70%, 3/1/2029 (b)	75,000	83,090
3.75%, 7/15/2025	407,000	439,320
3.75%, 2/5/2070	90,000	102,958
3.80%, 10/1/2051	184,000	215,401
3.80%, 4/6/2071	326,000	377,919
3.84%, 3/20/2060	209,000	245,740
3.88%, 2/1/2055	292,000	341,488
3.95%, 9/10/2028	319,000	358,090
3.95%, 8/15/2059	390,000	462,961
4.05%, 11/15/2045	155,000	183,320
4.10%, 9/15/2067	150,000	182,535
Series MTN, 3.55%, 8/15/2039	115,000	127,289
United Parcel Service, Inc.:
2.20%, 9/1/2024	175,000	180,163
2.40%, 11/15/2026	605,000	630,114
2.50%, 4/1/2023	731,000	746,146
2.50%, 9/1/2029	313,000	324,321
2.80%, 11/15/2024	280,000	292,914
3.05%, 11/15/2027	100,000	107,812
3.40%, 3/15/2029	248,000	271,111
3.40%, 11/15/2046	100,000	112,236
3.63%, 10/1/2042	309,000	354,760
3.75%, 11/15/2047	412,000	490,119
3.90%, 4/1/2025	349,000	377,021
4.45%, 4/1/2030	110,000	129,540
4.88%, 11/15/2040	70,000	91,516
6.20%, 1/15/2038	181,000	260,817
		36,777,204
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.10%, 6/1/2051	100,000	97,478
3.50%, 3/15/2028	237,000	253,882
3.85%, 3/30/2027	260,000	281,276
4.00%, 6/30/2030	155,000	171,611
4.35%, 2/15/2024	200,000	212,414
4.55%, 11/7/2028	19,000	21,669
		1,038,330
Security Description	Principal Amount	Value
VENTURE CAPITAL — 0.0% (a)
Hercules Capital, Inc. 2.63%, 9/16/2026 (b)	$ 250,000	$ 247,998
WATER — 0.0% (a)
American Water Capital Corp.:
2.30%, 6/1/2031	140,000	140,080
2.80%, 5/1/2030	292,000	302,626
2.95%, 9/1/2027	155,000	163,796
3.40%, 3/1/2025	314,000	332,360
3.45%, 6/1/2029	211,000	227,753
3.75%, 9/1/2028	215,000	236,304
3.75%, 9/1/2047	536,000	600,245
4.20%, 9/1/2048	200,000	240,312
4.30%, 12/1/2042	140,000	167,952
Aqua America, Inc. 3.57%, 5/1/2029	320,000	344,544
Essential Utilities, Inc. 4.28%, 5/1/2049	100,000	119,244
United Utilities PLC 6.88%, 8/15/2028	144,000	184,699
		3,059,915
TOTAL CORPORATE BONDS & NOTES (Cost $1,670,156,841)		1,703,937,340
ASSET-BACKED SECURITIES — 0.3%
ASSET-BACKED - OTHER — 0.0% (a)
Ford Credit Floorplan Master Owner Trust Series 2020-1, Class A1, 0.70%, 9/15/2025	625,000	622,379
AUTOMOBILE — 0.2%
AmeriCredit Automobile Receivables Trust Series 2021-2, Class A3, 0.34%, 12/18/2026	562,000	557,323
BMW Vehicle Lease Trust 2021-2 Series 2021-2, Class A3, 0.33%, 12/26/2024	276,000	273,792
Capital One Prime Auto Receivables Trust 2021-1 Series 2021-1, Class A3, 0.77%, 9/15/2026	250,000	248,145
CarMax Auto Owner Trust:
Series 2020-4, Class A3, 0.50%, 8/15/2025	425,000	423,285
Series 2020-2, Class D, 5.75%, 5/17/2027	1,000,000	1,073,609
Carvana Auto Receivables Trust Series 2021-P4, Class A3, 1.31%, 1/11/2027	292,000	291,968

See accompanying notes to financial statements.
75

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Drive Auto Receivables Trust Series 2021-3, Class A3, 0.79%, 10/15/2025	$ 303,000	$ 302,090
Exeter Automobile Receivables Trust Series 2021-2A, Class C, 0.98%, 6/15/2026	750,000	747,337
Ford Credit Auto Lease Trust Series 2021-B, Class A3, 0.37%, 10/15/2024	312,000	309,793
Ford Credit Auto Owner Trust Series 2020-C, Class A3, 0.41%, 7/15/2025	350,000	348,347
GM Financial Automobile Leasing Trust Series 2021-2, Class A3, 0.34%, 5/20/2024	233,000	231,883
GM Financial Automobile Leasing Trust 2021-3 Series 2021-3, Class A3, 0.39%, 10/21/2024	500,000	495,448
GM Financial Consumer Automobile Receivables Trust:
Series 2020-4, Class A3, 0.38%, 8/18/2025	143,000	142,450
Series 2021-2, Class A3, 0.51%, 4/16/2026	110,000	109,271
GM Financial Consumer Automobile Receivables Trust 2021-3 Series 2021-3, Class A3, 0.48%, 6/16/2026	262,000	258,914
GM Financial Consumer Automobile Receivables Trust 2021-4 Series 2021-4, Class A3, 0.68%, 9/16/2026	300,000	297,517
Harley-Davidson Motorcycle Trust 2021-B Series 2021-B, Class A3, 0.56%, 11/16/2026	500,000	494,957
Honda Auto Receivables 2021-3 Owner Trust Series 2021-3, Class A3, 0.41%, 11/18/2025	250,000	246,990
Honda Auto Receivables Owner Trust:
Series 2021-1, Class A3, 0.27%, 4/21/2025	500,000	497,342
Series 2021-4, Class A3, 0.88%, 1/21/2026	400,000	398,140
Hyundai Auto Receivables Trust:
Series 2020-C, Class A3, 0.38%, 5/15/2025	94,000	93,574
Series 2021-A, Class A3, 0.38%, 9/15/2025	125,000	123,885
Security Description	Principal Amount	Value
Hyundai Auto Receivables Trust 2021-B Series 2021-B, Class A3, 0.38%, 1/15/2026	$ 600,000	$ 592,856
Mercedes-Benz Auto Receivables Trust 2021-1 Series 2021-1, Class A3, 0.46%, 6/15/2026	210,000	207,514
Mercedes-Benz Auto Trust Series 2021-B, Class A3, 0.40%, 11/15/2024	286,000	283,999
Nissan Auto Lease Trust 2021-A Series 2021-A, Class A3, 0.52%, 8/15/2024	300,000	298,531
Santander Drive Auto Receivables Trust 2021-3 Series 2021-3, Class C, 0.95%, 9/15/2027	454,000	452,404
Santander Drive Auto Receivables Trust 2021-4 Series 2021-4, Class A3, 0.51%, 8/15/2025	185,000	183,882
Toyota Auto Receivables Owner Trust Series 2020-D, Class A4, 0.47%, 1/15/2026	488,000	482,891
Volkswagen Auto Loan Enhanced Trust Series 2021-1, Class A3, 1.02%, 6/22/2026	121,000	121,065
World Omni Auto Receivables Trust Series 2021-A, Class A3, 0.30%, 1/15/2026	350,000	347,965
World Omni Auto Receivables Trust 2021-C Series 2021-C, Class A3, 0.44%, 8/17/2026	450,000	443,772
		11,380,939
CREDIT CARD — 0.1%
American Express Credit Account Master Trust Series 2021-1, Class A, 0.90%, 11/15/2026	1,103,000	1,094,872
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 9/15/2026	32,000	31,585
Barclays Dryrock Issuance Trust Series 2021-1, Class A, 0.63%, 7/15/2027	500,000	493,153
Capital One Multi-Asset Execution Trust Series 2021-A3, Class A3, 1.04%, 11/16/2026	1,600,000	1,592,658

See accompanying notes to financial statements.
76

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, Class A3, 6.15%, 6/15/2039	$ 250,000	$ 341,566
Discover Card Execution Note Trust Series 2021-A2, Class A2, 1.03%, 9/15/2028	544,000	532,960
Synchrony Credit Card Master Note Trust Series 2018-2, Class A, Class A, 3.47%, 5/15/2026	250,000	259,044
		4,345,838
OTHER ABS — 0.0% (a)
CNH Equipment Trust Series 2021-B, Class A3, 0.44%, 8/17/2026	500,000	492,897
John Deere Owner Trust Series 2021-B, Class A3, 0.52%, 3/16/2026	172,000	169,656
Verizon Master Trust Series 2021-2, Class A, 0.99%, 4/20/2028	350,000	347,818
Verizon Owner Trust Series 2020-B, Class A, 0.47%, 2/20/2025	1,700,000	1,695,388
		2,705,759
TOTAL ASSET-BACKED SECURITIES (Cost $19,229,695)		19,054,915
FOREIGN GOVERNMENT OBLIGATIONS — 3.2%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
0.38%, 09/17/2025	545,000	528,274
1.50%, 02/12/2025	265,000	268,323
Series GMTN, 0.50%, 02/02/2026	450,000	436,509
		1,233,106
CANADA — 0.3%
Canada Government International Bond:
0.75%, 05/19/2026	550,000	537,894
1.63%, 01/22/2025	1,095,000	1,113,976
Export Development Canada:
1.38%, 02/24/2023	625,000	630,750
2.50%, 01/24/2023	350,000	357,284
2.63%, 02/21/2024	430,000	446,344
2.75%, 03/15/2023	250,000	256,433
Hydro-Quebec Series HH, 8.50%, 12/1/2029	100,000	147,671
Security Description	Principal Amount	Value
Province of Alberta Canada:
1.30%, 07/22/2030	$ 600,000	$ 573,150
1.88%, 11/13/2024	750,000	766,402
2.95%, 01/23/2024	300,000	312,621
3.30%, 03/15/2028	400,000	438,108
3.35%, 11/01/2023	400,000	418,236
Province of British Columbia Canada:
1.30%, 01/29/2031	500,000	482,045
2.25%, 06/02/2026	284,000	295,116
Series 10, 1.75%, 09/27/2024	450,000	458,960
Province of Manitoba Canada:
3.05%, 05/14/2024	670,000	702,059
Series GX, 2.60%, 04/16/2024	200,000	207,482
Province of New Brunswick Canada 3.63%, 2/24/2028	150,000	167,952
Province of Ontario Canada:
0.63%, 01/21/2026	425,000	413,245
1.05%, 04/14/2026	550,000	542,261
1.13%, 10/07/2030	3,500,000	3,312,680
1.60%, 02/25/2031	500,000	490,070
1.75%, 01/24/2023	290,000	293,576
2.00%, 10/02/2029	500,000	508,720
2.30%, 06/15/2026	200,000	207,570
2.50%, 04/27/2026	345,000	360,929
3.05%, 01/29/2024	350,000	365,677
Province of Quebec Canada:
0.60%, 07/23/2025	500,000	489,060
1.35%, 05/28/2030	500,000	485,640
2.50%, 04/20/2026	100,000	104,809
2.75%, 04/12/2027	325,000	345,540
Series PD, 7.50%, 09/15/2029	405,000	566,384
Series QO, 2.88%, 10/16/2024	1,210,000	1,271,057
Series QX, 1.50%, 02/11/2025	1,180,000	1,193,133
		19,262,834
CHILE — 0.1%
Chile Government International Bond:
2.45%, 01/31/2031	268,000	266,279
2.55%, 01/27/2032	275,000	274,436
2.55%, 07/27/2033	500,000	486,795
3.10%, 05/07/2041	750,000	736,875
3.10%, 01/22/2061	650,000	605,371
3.13%, 03/27/2025	440,000	461,019
3.24%, 02/06/2028	680,000	716,734
3.50%, 01/25/2050	828,000	862,925
3.50%, 04/15/2053	200,000	206,410
3.86%, 06/21/2047	290,000	322,205
		4,939,049

See accompanying notes to financial statements.
77

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
GERMANY — 0.3%
FMS Wertmanagement:
2.75%, 03/06/2023	$ 369,000	$ 378,336
2.75%, 01/30/2024	350,000	363,895
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 04/18/2036 (b)	1,365,000	1,054,326
0.25%, 04/25/2023	1,170,000	1,165,262
0.25%, 10/19/2023	2,000,000	1,983,420
0.25%, 03/08/2024	575,000	568,106
0.38%, 07/18/2025	350,000	340,774
0.63%, 01/22/2026	850,000	829,175
0.75%, 09/30/2030 (b)	576,000	538,491
1.63%, 02/15/2023	850,000	860,472
1.75%, 09/14/2029	773,000	785,468
2.00%, 05/02/2025	1,832,000	1,885,861
2.13%, 01/17/2023	1,768,000	1,797,879
2.50%, 11/20/2024	588,000	613,066
2.63%, 02/28/2024	1,295,000	1,345,466
2.88%, 04/03/2028 (b)	294,000	319,181
Landwirtschaftliche Rentenbank:
0.88%, 03/30/2026	400,000	393,352
0.88%, 09/03/2030	567,000	534,732
2.38%, 06/10/2025	450,000	468,572
Series 37, 2.50%, 11/15/2027 (b)	477,000	504,265
Series 40, 0.50%, 05/27/2025	370,000	362,082
		17,092,181
HUNGARY — 0.0% (a)
Hungary Government International Bond:
5.38%, 02/21/2023	758,000	796,529
5.75%, 11/22/2023	495,000	537,238
7.63%, 03/29/2041	400,000	656,432
		1,990,199
INDONESIA — 0.1%
Indonesia Government International Bond:
1.85%, 03/12/2031	385,000	375,575
2.15%, 07/28/2031	500,000	497,375
2.85%, 02/14/2030	306,000	319,550
2.95%, 01/11/2023	785,000	801,611
3.05%, 03/12/2051	479,000	475,000
3.20%, 09/23/2061	250,000	241,670
3.35%, 03/12/2071	395,000	385,544
3.40%, 09/18/2029	255,000	275,693
3.50%, 01/11/2028	415,000	448,042
3.50%, 02/14/2050	235,000	244,430
3.70%, 10/30/2049	205,000	217,827
4.10%, 04/24/2028	246,000	274,438
4.35%, 01/11/2048	430,000	496,100
Security Description	Principal Amount	Value
5.35%, 02/11/2049	$ 347,000	$ 456,957
		5,509,812
ISRAEL — 0.1%
Israel Government AID Bond 5.50%, 9/18/2033	850,000	1,171,376
Israel Government International Bond:
2.75%, 07/03/2030	990,000	1,053,291
2.88%, 03/16/2026	230,000	243,296
3.15%, 06/30/2023	250,000	258,670
3.25%, 01/17/2028	400,000	433,764
3.88%, 07/03/2050	943,000	1,105,847
4.13%, 01/17/2048	355,000	436,799
4.50%, 01/30/2043	230,000	295,378
State of Israel:
2.50%, 01/15/2030	600,000	625,038
3.38%, 01/15/2050	375,000	407,235
		6,030,694
ITALY — 0.1%
Italy Government International Bond 6.88%, 9/27/2023	447,000	491,003
Republic of Italy Government International Bond:
0.88%, 05/06/2024	575,000	568,669
1.25%, 02/17/2026	465,000	452,915
2.38%, 10/17/2024	1,215,000	1,245,047
2.88%, 10/17/2029	750,000	766,597
3.88%, 05/06/2051	710,000	762,135
4.00%, 10/17/2049	665,000	735,337
		5,021,703
JAPAN — 0.2%
Japan Bank for International Cooperation:
0.38%, 09/15/2023	350,000	347,508
0.63%, 05/22/2023	200,000	199,894
0.63%, 07/15/2025	440,000	430,043
1.25%, 01/21/2031	200,000	192,230
1.88%, 07/21/2026	200,000	203,818
1.88%, 04/15/2031	1,450,000	1,467,066
2.00%, 10/17/2029	410,000	418,778
2.75%, 11/16/2027	200,000	212,560
2.88%, 06/01/2027	1,189,000	1,268,497
2.88%, 07/21/2027	602,000	642,785
3.25%, 07/20/2023	965,000	1,001,641
3.25%, 07/20/2028	250,000	275,518
3.38%, 10/31/2023	400,000	418,264
Series DTC, 1.75%, 10/17/2024	368,000	374,635
Series DTC, 2.13%, 02/10/2025	225,000	231,471
Series DTC, 2.25%, 11/04/2026	967,000	1,000,845

See accompanying notes to financial statements.
78

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series DTC, 2.38%, 04/20/2026	$ 160,000	$ 166,405
Series DTC, 2.50%, 05/23/2024	335,000	346,919
Series DTC, 2.50%, 05/28/2025	500,000	520,780
Series DTC, 3.38%, 07/31/2023	200,000	208,156
Japan International Cooperation Agency:
2.75%, 04/27/2027	239,000	253,402
3.38%, 06/12/2028	200,000	221,008
		10,402,223
MEXICO — 0.2%
Mexico Government International Bond:
2.66%, 05/24/2031	1,221,000	1,191,623
3.25%, 04/16/2030	741,000	762,444
3.60%, 01/30/2025	445,000	472,181
3.75%, 01/11/2028	1,245,000	1,339,881
3.77%, 05/24/2061	580,000	534,679
3.90%, 04/27/2025	250,000	267,955
4.13%, 01/21/2026	480,000	527,170
4.15%, 03/28/2027	865,000	955,877
4.28%, 08/14/2041	815,000	846,891
4.35%, 01/15/2047	520,000	541,221
4.50%, 04/22/2029	883,000	983,892
4.50%, 01/31/2050	1,082,000	1,150,523
4.60%, 01/23/2046	720,000	771,674
4.60%, 02/10/2048	537,000	574,284
4.75%, 04/27/2032	479,000	542,032
5.00%, 04/27/2051	335,000	382,278
6.05%, 01/11/2040	547,000	682,700
Series GMTN, 5.75%, 10/12/2110	606,000	699,427
Series MTN, 4.75%, 03/08/2044	1,832,000	2,002,669
		15,229,401
PANAMA — 0.1%
Panama Government International Bond:
2.25%, 09/29/2032	932,000	887,292
3.16%, 01/23/2030	510,000	529,054
3.75%, 03/16/2025	400,000	423,812
3.87%, 07/23/2060	720,000	720,194
3.88%, 03/17/2028	425,000	459,030
4.00%, 09/22/2024	600,000	637,440
4.30%, 04/29/2053	345,000	372,296
6.70%, 01/26/2036	790,000	1,058,379
7.13%, 01/29/2026	180,000	216,043
8.88%, 09/30/2027	470,000	632,352
9.38%, 04/01/2029	214,000	306,947
		6,242,839
Security Description	Principal Amount	Value
PERU — 0.1%
Peruvian Government International Bond:
1.86%, 12/01/2032	$ 110,000	$ 100,459
2.39%, 01/23/2026	539,000	547,133
2.78%, 01/23/2031	1,025,000	1,021,105
2.84%, 06/20/2030	715,000	725,854
3.00%, 01/15/2034	292,000	291,413
3.23%, 07/28/2121	310,000	268,215
3.55%, 03/10/2051	740,000	773,122
3.60%, 01/15/2072	500,000	490,890
4.13%, 08/25/2027	511,000	561,395
5.63%, 11/18/2050	490,000	689,886
6.55%, 03/14/2037	251,000	342,118
7.35%, 07/21/2025	810,000	964,945
		6,776,535
PHILIPPINES — 0.1%
Philippine Government International Bond:
1.65%, 06/10/2031	300,000	290,433
1.95%, 01/06/2032	288,000	283,426
2.46%, 05/05/2030	442,000	456,215
2.65%, 12/10/2045	300,000	285,645
2.95%, 05/05/2045	395,000	391,449
3.00%, 02/01/2028	664,000	712,691
3.70%, 02/02/2042	625,000	685,812
3.75%, 01/14/2029	340,000	382,813
3.95%, 01/20/2040	572,000	642,402
4.20%, 01/21/2024	710,000	756,335
5.00%, 01/13/2037	476,000	593,705
5.50%, 03/30/2026	200,000	233,180
6.38%, 10/23/2034	523,000	728,581
7.50%, 09/25/2024	175,000	196,364
7.75%, 01/14/2031	385,000	561,126
9.50%, 02/02/2030	281,000	435,952
9.50%, 02/02/2030	71,000	110,440
10.63%, 03/16/2025	269,000	350,381
Republic of Philippines 3.20%, 7/6/2046	550,000	562,325
		8,659,275
POLAND — 0.0% (a)
Poland Government International Bond:
3.00%, 03/17/2023	1,065,000	1,094,181
3.25%, 04/06/2026	430,000	461,270
4.00%, 01/22/2024	580,000	614,626
		2,170,077
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
0.38%, 02/09/2024	200,000	197,634
0.63%, 06/29/2024	450,000	445,491
0.63%, 02/09/2026	355,000	343,722
1.13%, 12/29/2026	500,000	490,240
1.25%, 09/21/2030	500,000	476,250

See accompanying notes to financial statements.
79

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
1.38%, 02/09/2031	$ 350,000	$ 335,275
2.38%, 06/25/2024	200,000	206,814
2.38%, 04/21/2027	425,000	440,886
2.63%, 05/26/2026	177,000	185,792
2.88%, 01/21/2025	495,000	518,181
3.25%, 11/10/2025	185,000	198,165
4.00%, 01/14/2024	340,000	361,005
Korea Development Bank:
0.40%, 03/09/2024	200,000	197,626
0.40%, 06/19/2024	215,000	212,072
0.75%, 01/25/2025	195,000	192,196
0.80%, 04/27/2026	450,000	437,670
0.80%, 07/19/2026	265,000	257,143
1.00%, 09/09/2026	550,000	538,037
1.63%, 01/19/2031	525,000	515,130
2.00%, 09/12/2026	425,000	434,970
2.00%, 10/25/2031	240,000	240,614
3.25%, 02/19/2024	500,000	524,150
3.75%, 01/22/2024	250,000	264,223
Korea International Bond:
1.00%, 09/16/2030	230,000	217,996
2.00%, 06/19/2024	615,000	630,369
2.75%, 01/19/2027	450,000	476,235
3.88%, 09/11/2023	200,000	210,230
4.13%, 06/10/2044	201,000	263,350
5.63%, 11/03/2025	100,000	115,878
		9,927,344
SUPRANATIONAL — 1.3%
African Development Bank:
0.88%, 03/23/2026 (b)	1,400,000	1,377,796
0.88%, 07/22/2026	1,080,000	1,059,880
Asian Development Bank:
0.63%, 10/08/2024	100,000	99,068
0.63%, 04/29/2025	1,375,000	1,354,017
1.50%, 10/18/2024	828,000	839,832
1.63%, 01/24/2023	350,000	354,183
2.63%, 01/30/2024	405,000	420,406
5.82%, 06/16/2028	471,000	595,127
6.22%, 08/15/2027	140,000	174,401
Series GMTN, 0.25%, 07/14/2023	1,655,000	1,645,202
Series GMTN, 0.25%, 10/06/2023	650,000	644,917
Series GMTN, 0.38%, 06/11/2024	875,000	864,447
Series GMTN, 0.38%, 09/03/2025	1,000,000	971,590
Series GMTN, 0.50%, 02/04/2026	1,000,000	971,170
Series GMTN, 0.75%, 10/08/2030	550,000	513,832
Series GMTN, 1.00%, 04/14/2026	1,035,000	1,024,205
Series GMTN, 1.25%, 06/09/2028	125,000	123,476
Security Description	Principal Amount	Value
Series GMTN, 1.50%, 03/04/2031	$ 265,000	$ 263,410
Series GMTN, 1.75%, 08/14/2026	50,000	51,007
Series GMTN, 1.75%, 09/19/2029	423,000	429,544
Series GMTN, 1.88%, 01/24/2030	800,000	821,368
Series GMTN, 2.00%, 01/22/2025	150,000	154,335
Series GMTN, 2.00%, 04/24/2026	390,000	401,977
Series GMTN, 2.50%, 11/02/2027	488,000	516,655
Series GMTN, 2.75%, 03/17/2023	890,000	913,514
Series GMTN, 2.75%, 01/19/2028	165,000	177,710
Series GMTN, 3.13%, 09/26/2028	350,000	386,694
Asian Infrastructure Investment Bank:
0.25%, 09/29/2023	1,850,000	1,834,497
0.50%, 05/28/2025	1,000,000	978,310
2.25%, 05/16/2024	490,000	505,626
Corp. Andina de Fomento:
1.63%, 09/23/2025	200,000	199,612
2.38%, 05/12/2023	600,000	611,106
2.75%, 01/06/2023	237,000	241,498
3.75%, 11/23/2023	175,000	183,297
Council Of Europe Development Bank:
0.25%, 10/20/2023	535,000	530,222
1.38%, 02/27/2025	850,000	857,828
2.50%, 02/27/2024 (b)	240,000	248,532
2.63%, 02/13/2023	374,000	382,479
European Bank for Reconstruction & Development:
0.50%, 05/19/2025	200,000	195,814
1.63%, 09/27/2024	200,000	203,562
Series GMTN, 0.25%, 07/10/2023	250,000	248,515
Series GMTN, 0.50%, 11/25/2025	375,000	364,733
Series GMTN, 0.50%, 01/28/2026	300,000	291,210
Series GMTN, 1.50%, 02/13/2025	210,000	212,822
Series GMTN, 2.75%, 03/07/2023	615,000	630,824
European Investment Bank:
0.25%, 09/15/2023	1,217,000	1,207,641
0.38%, 12/15/2025	950,000	919,296
0.38%, 03/26/2026	615,000	592,952
0.63%, 10/21/2027	390,000	372,415
0.75%, 10/26/2026 (b)	592,000	576,401

See accompanying notes to financial statements.
80

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
0.75%, 09/23/2030 (b)	$ 480,000	$ 449,026
0.88%, 05/17/2030	300,000	284,463
1.25%, 02/14/2031 (b)	695,000	676,541
1.38%, 05/15/2023	550,000	555,962
1.63%, 03/14/2025	1,480,000	1,505,456
1.63%, 10/09/2029 (b)	305,000	306,803
1.63%, 05/13/2031 (b)	250,000	251,203
1.88%, 02/10/2025	1,391,000	1,426,276
2.13%, 04/13/2026	567,000	587,730
2.25%, 06/24/2024	515,000	532,273
2.50%, 03/15/2023	794,000	812,556
2.50%, 10/15/2024 (b)	1,240,000	1,291,993
2.63%, 03/15/2024	1,075,000	1,117,344
3.25%, 01/29/2024	1,121,000	1,177,846
4.88%, 02/15/2036	165,000	227,886
Series GMTN, 2.88%, 08/15/2023	1,685,000	1,744,346
Series GMTN, 3.13%, 12/14/2023	215,000	224,727
Inter-American Development Bank:
0.25%, 11/15/2023	800,000	792,952
0.50%, 05/24/2023	400,000	399,500
0.63%, 07/15/2025	150,000	147,342
0.63%, 09/16/2027	475,000	453,692
1.13%, 07/20/2028	1,600,000	1,563,472
2.00%, 07/23/2026	870,000	896,709
2.13%, 01/15/2025	841,000	868,736
2.25%, 06/18/2029	500,000	525,125
2.38%, 07/07/2027	440,000	462,334
2.50%, 01/18/2023	287,000	292,944
2.63%, 01/16/2024	850,000	881,798
3.00%, 10/04/2023	525,000	545,869
3.00%, 02/21/2024	754,000	789,099
4.38%, 01/24/2044	422,000	586,622
Series GMTN, 0.88%, 04/20/2026	300,000	295,185
Series GMTN, 1.13%, 01/13/2031	500,000	481,685
Series GMTN, 1.75%, 03/14/2025	2,885,000	2,946,133
Series GMTN, 3.88%, 10/28/2041	694,000	888,091
International Bank for Reconstruction & Development:
0.25%, 11/24/2023	773,000	766,089
0.38%, 07/28/2025	2,000,000	1,946,560
0.50%, 10/28/2025	550,000	535,980
0.63%, 04/22/2025	2,480,000	2,443,147
0.75%, 03/11/2025	1,205,000	1,193,324
0.75%, 11/24/2027	1,020,000	979,894
0.75%, 08/26/2030	570,000	534,050
1.13%, 09/13/2028	1,150,000	1,123,400
1.25%, 02/10/2031	1,000,000	973,110
1.63%, 01/15/2025	831,000	846,166
Security Description	Principal Amount	Value
1.63%, 11/03/2031	$ 1,379,000	$ 1,379,648
1.75%, 04/19/2023	300,000	304,578
2.13%, 02/13/2023	850,000	865,096
2.50%, 03/19/2024	663,000	687,491
3.00%, 09/27/2023	271,000	281,702
Series GDIF, 1.38%, 04/20/2028	625,000	622,512
Series GDIF, 1.50%, 08/28/2024	1,445,000	1,466,848
Series GDIF, 1.75%, 10/23/2029	610,000	619,498
Series GDIF, 1.88%, 06/19/2023 (b)	1,140,000	1,161,033
Series GDIF, 2.13%, 03/03/2025 (b)	530,000	547,612
Series GDIF, 2.50%, 11/25/2024	165,000	172,046
Series GDIF, 2.50%, 07/29/2025	1,720,000	1,800,909
Series GDIF, 3.13%, 11/20/2025	1,080,000	1,159,196
Series GMTN, 4.75%, 02/15/2035 (b)	1,250,000	1,661,412
International Finance Corp.:
0.50%, 03/20/2023	288,000	287,571
Series GMTN, 0.38%, 07/16/2025	610,000	593,945
Series GMTN, 1.38%, 10/16/2024	599,000	605,589
Series GMTN, 2.88%, 07/31/2023	185,000	191,364
International Finance Corp. Series GMTN, 0.75%, 10/8/2026	800,000	779,392
Nordic Investment Bank:
0.38%, 05/19/2023	250,000	249,193
0.38%, 09/20/2024	200,000	196,934
0.38%, 09/11/2025	250,000	242,795
2.25%, 05/21/2024	585,000	603,849
2.88%, 07/19/2023	200,000	206,724
Series GMTN, 0.50%, 01/21/2026 (b)	500,000	485,825
		85,043,156
SWEDEN — 0.0% (a)
Svensk Exportkredit AB:
0.50%, 08/26/2025	250,000	243,718
Series GMTN, 0.25%, 09/29/2023	450,000	445,932
Series GMTN, 0.38%, 07/30/2024	1,600,000	1,575,680
Series GMTN, 2.88%, 03/14/2023	200,000	205,388
Series USMT, 0.38%, 03/11/2024	495,000	489,753
		2,960,471

See accompanying notes to financial statements.
81

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
URUGUAY — 0.1%
Uruguay Government International Bond:
4.38%, 10/27/2027	$ 440,000	$ 494,428
4.38%, 01/23/2031	652,000	751,084
4.50%, 08/14/2024	450,000	476,609
4.98%, 04/20/2055	480,000	630,331
5.10%, 06/18/2050	752,000	997,415
8.00%, 11/18/2022	93,000	98,298
		3,448,165
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $210,206,750)		211,939,064
U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.6%
Federal Farm Credit Banks Funding Corp.:
0.13%, 4/13/2023	7,000,000	6,966,400
0.25%, 2/26/2024	3,985,000	3,940,288
Federal Home Loan Bank:
0.13%, 3/17/2023	2,560,000	2,548,224
0.50%, 4/14/2025	4,130,000	4,055,288
1.38%, 2/17/2023	3,200,000	3,234,944
2.13%, 6/9/2023	1,000,000	1,021,860
2.50%, 2/13/2024 (b)	1,955,000	2,025,282
3.25%, 11/16/2028	2,355,000	2,629,640
5.50%, 7/15/2036	1,290,000	1,866,643
Federal Home Loan Mortgage Corp.:
0.13%, 10/16/2023	2,275,000	2,252,864
0.25%, 6/26/2023	5,000,000	4,978,050
0.25%, 8/24/2023	1,155,000	1,147,562
0.25%, 9/8/2023	905,000	898,810
0.25%, 12/4/2023	1,180,000	1,169,710
0.38%, 4/20/2023	1,995,000	1,991,070
0.38%, 5/5/2023	1,000,000	997,910
0.38%, 9/23/2025 (b)	1,125,000	1,094,468
1.50%, 2/12/2025	3,000,000	3,045,690
1.50%, 5/1/2041	4,745,768	4,678,939
1.50%, 2/1/2051	6,540,300	6,344,644
1.50%, 10/1/2051	6,492,592	6,285,925
1.50%, 11/1/2051	5,931,330	5,742,528
2.00%, 7/1/2035	4,206,001	4,310,979
2.00%, 6/1/2036	14,154,937	14,511,903
2.00%, 10/1/2050	10,841,858	10,837,772
2.00%, 11/1/2050	15,482,023	15,476,188
2.00%, 12/1/2050	9,288,848	9,285,347
2.00%, 1/1/2051	11,814,395	11,809,943
2.00%, 2/1/2051	36,111,487	36,097,877
2.00%, 9/1/2051	21,584,960	21,543,897
2.00%, 11/1/2051	25,858,732	25,809,539
2.50%, 9/1/2028	98,333	101,841
2.50%, 10/1/2029	244,928	253,634
Security Description	Principal Amount	Value
2.50%, 1/1/2031	$ 307,570	$ 318,957
2.50%, 5/1/2031	906,536	940,333
2.50%, 6/1/2031	355,977	369,248
2.50%, 11/1/2032	786,593	815,813
2.50%, 12/1/2032	632,517	656,013
2.50%, 2/1/2033	1,189,519	1,233,706
2.50%, 3/1/2033	2,155,044	2,234,579
2.50%, 8/1/2035	3,051,407	3,157,505
2.50%, 9/1/2035	2,252,114	2,330,420
2.50%, 9/1/2046	763,721	785,800
2.50%, 8/1/2050	15,987,003	16,326,800
2.50%, 10/1/2050	9,378,521	9,577,857
2.50%, 11/1/2050	7,337,970	7,493,935
2.50%, 9/1/2051	18,599,883	19,002,725
2.50%, 10/1/2051	15,443,219	15,778,890
2.50%, 11/1/2051	18,718,420	19,126,728
2.50%, 12/1/2051	15,794,016	16,139,757
3.00%, 11/1/2027	877,761	918,717
3.00%, 2/1/2029	194,327	203,431
3.00%, 7/1/2029	168,845	177,081
3.00%, 9/1/2029	260,639	273,353
3.00%, 4/1/2030	257,412	270,007
3.00%, 12/1/2030	660,185	692,487
3.00%, 2/1/2031	1,409,870	1,477,723
3.00%, 5/1/2031	503,702	528,085
3.00%, 9/1/2032	1,322,546	1,387,031
3.00%, 4/1/2033	4,481,574	4,699,867
3.00%, 5/1/2033	2,523,608	2,641,706
3.00%, 7/1/2035	246,789	259,159
3.00%, 4/1/2036	493,497	517,948
3.00%, 8/1/2036	876,830	921,745
3.00%, 3/1/2043	500,035	526,770
3.00% 4/1/2043	853,957	899,613
3.00% 7/1/2043	309,905	326,474
3.00%, 8/1/2043	139,612	147,076
3.00%, 9/1/2043	207,159	218,235
3.00%, 10/1/2043	153,589	161,800
3.00%, 6/1/2045	491,146	516,203
3.00% 8/1/2045	1,553,569	1,635,505
3.00%, 4/1/2046	723,434	757,802
3.00%, 9/1/2046	538,156	563,721
3.00%, 10/1/2046	2,945,055	3,084,961
3.00%, 11/1/2046	581,554	609,181
3.00%, 12/1/2046	1,761,070	1,844,730
3.00%, 2/1/2047	1,701,087	1,781,898
3.00%, 7/1/2047	3,721,012	3,896,150
3.00%, 12/1/2047	3,215,306	3,355,199
3.00%, 1/1/2048	860,101	897,522
3.00%, 2/1/2048	1,810,109	1,888,864
3.00%, 3/1/2048	90,789	94,739
3.00%, 10/1/2049	2,126,469	2,205,611
3.00%, 12/1/2049	1,588,948	1,648,085
3.00%, 1/1/2050	4,467,897	4,634,182
3.00%, 2/1/2050	4,903,559	5,086,059
3.00%, 4/1/2050	7,507,819	7,778,052

See accompanying notes to financial statements.
82

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 6/1/2051	$ 5,454,704	$ 5,655,485
3.50%, 5/1/2026	252,942	266,567
3.50%, 1/1/2029	60,093	63,405
3.50%, 11/1/2029	199,485	210,552
3.50%, 2/1/2030	110,093	116,489
3.50%, 3/1/2032	181,473	193,631
3.50%, 6/1/2033	439,685	465,005
3.50%, 1/1/2034	1,030,295	1,089,624
3.50%, 3/1/2038	830,593	885,038
3.50%, 10/1/2041	108,122	115,972
3.50%, 4/1/2043	193,501	208,159
3.50% 5/1/2043	341,664	367,116
3.50% 8/1/2043	552,466	592,671
3.50%, 6/1/2044	119,049	127,384
3.50%, 8/1/2044	235,780	252,287
3.50%, 10/1/2044	134,052	143,437
3.50%, 11/1/2044	209,210	223,857
3.50%, 12/1/2044	234,797	251,244
3.50%, 1/1/2045	224,576	240,299
3.50%, 2/1/2045	309,532	331,202
3.50% 7/1/2045	3,962,746	4,250,263
3.50%, 10/1/2045	281,460	300,576
3.50% 12/1/2045	541,456	579,581
3.50%, 3/1/2046	600,236	639,694
3.50%, 5/1/2046	272,224	290,119
3.50%, 8/1/2046	1,597,384	1,705,841
3.50%, 9/1/2046	3,437,383	3,663,348
3.50%, 12/1/2046	440,407	469,359
3.50%, 4/1/2047	49,881	52,869
3.50%, 9/1/2047	2,350,368	2,491,121
3.50%, 10/1/2047	324,795	344,246
3.50%, 11/1/2047	175,143	185,631
3.50%, 12/1/2047	455,390	482,661
3.50%, 1/1/2048	840,152	890,465
3.50%, 2/1/2048	2,321,342	2,460,357
3.50%, 5/1/2048	1,487,995	1,570,926
3.50%, 7/1/2048	482,866	509,778
3.50%, 11/1/2048	1,299,491	1,371,915
3.50%, 6/1/2049	1,697,344	1,790,192
3.50%, 7/1/2049	1,012,985	1,068,397
3.50%, 3/1/2050	4,286,024	4,520,479
4.00%, 4/1/2024	12,061	12,693
4.00%, 5/1/2025	12,719	13,400
4.00%, 6/1/2025	29,713	31,305
4.00%, 8/1/2025	6,655	7,012
4.00%, 9/1/2025	10,040	10,578
4.00%, 6/1/2026	82,496	86,914
4.00%, 7/1/2029	2,096,528	2,208,378
4.00%, 10/1/2040	97,921	106,772
4.00%, 12/1/2041	302,812	330,269
4.00%, 4/1/2042	207,048	225,822
4.00%, 6/1/2042	439,031	478,733
4.00%, 12/1/2043	104,483	113,621
4.00% 5/1/2044	229,457	249,707
4.00%, 7/1/2044	344,867	375,302
Security Description	Principal Amount	Value
4.00%, 12/1/2044	$ 123,771	$ 134,694
4.00%, 4/1/2045	267,364	289,105
4.00%, 5/1/2045	1,346,922	1,469,006
4.00%, 10/1/2045	381,898	412,953
4.00%, 11/1/2045	1,808,658	1,955,110
4.00%, 1/1/2046	289,084	312,592
4.00%, 3/1/2046	233,369	253,728
4.00%, 1/1/2047	4,686,102	5,058,262
4.00%, 9/1/2047	195,423	209,335
4.00%, 11/1/2047	1,171,858	1,255,283
4.00%, 12/1/2047	450,555	482,631
4.00%, 1/1/2048	686,199	735,049
4.00%, 4/1/2048	999,554	1,064,561
4.00% 5/1/2048	1,617,820	1,723,037
4.00%, 7/1/2048	1,140,393	1,214,559
4.00%, 10/1/2048	1,969,823	2,097,933
4.00%, 12/1/2048	968,649	1,031,646
4.00%, 9/1/2049	1,016,700	1,083,470
4.00%, 6/1/2050	1,409,742	1,498,669
4.00%, 2/1/2051	2,294,739	2,462,016
4.50%, 10/1/2024	6,286	6,366
4.50%, 2/1/2039	1,558	1,717
4.50%, 6/1/2039	89,597	98,724
4.50%, 12/1/2039	50,383	55,516
4.50%, 6/1/2040	1,108	1,221
4.50%, 12/1/2040	256,275	282,466
4.50%, 4/1/2041	3,718	4,099
4.50%, 7/1/2041	160,232	176,647
4.50%, 8/1/2041	13,586	14,978
4.50%, 9/1/2041	56,531	62,321
4.50%, 10/1/2041	420,000	462,917
4.50%, 10/1/2043	5,780	6,438
4.50%, 8/1/2044	8,359	9,210
4.50%, 9/1/2044	201,506	222,008
4.50%, 4/1/2047	66,693	72,169
4.50%, 10/1/2047	65,979	71,396
4.50%, 12/1/2047	208,159	225,250
4.50% 1/1/2048	710,991	769,359
4.50%, 5/1/2048	722,213	773,517
4.50%, 6/1/2048	329,131	352,511
4.50%, 7/1/2048	732,043	784,167
4.50%, 12/1/2048	466,910	500,155
4.50%, 3/1/2049	698,663	748,411
4.50%, 7/1/2049	3,841,457	4,117,563
5.00%, 11/1/2035	8,555	9,625
5.00% 12/1/2036	1,949	2,192
5.00% 2/1/2038	161,773	182,160
5.00% 3/1/2038	97,859	110,195
5.00%, 6/1/2038	24,961	28,104
5.00% 11/1/2038	208,202	234,450
5.00%, 1/1/2039	31,188	35,114
5.00%, 2/1/2039	67,873	76,414
5.00%, 3/1/2039	209,484	235,654
5.00%, 10/1/2039	19,897	22,401
5.00%, 7/1/2048	974,528	1,061,163

See accompanying notes to financial statements.
83

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 9/1/2048	$ 224,401	$ 244,350
5.00%, 11/1/2048	999,453	1,088,462
5.00%, 3/1/2049	364,550	396,958
5.00%, 3/1/2050	1,116,743	1,215,711
5.50%, 2/1/2022	23	23
5.50%, 11/1/2026	19,518	21,079
5.50%, 6/1/2027	5,351	5,810
5.50%, 4/1/2028	8,847	9,669
5.50%, 7/1/2028	13,689	15,026
5.50%, 7/1/2033	652	696
5.50% 1/1/2037	66,100	74,974
5.50%, 9/1/2037	576	648
5.50%, 11/1/2037	3,798	4,314
5.50%, 1/1/2038	36,356	41,362
5.50%, 4/1/2038	126,731	144,366
5.50% 7/1/2038	158,920	180,929
5.50%, 10/1/2038	3,176	3,621
5.50%, 11/1/2038	1,268	1,349
6.00%, 8/1/2031	4,334	4,905
6.00%, 3/1/2036	6,393	7,363
6.00%, 8/1/2036	32,380	37,359
6.00%, 1/1/2037	3,285	3,788
6.00%, 12/1/2037	2,999	3,470
6.00%, 10/1/2038	3,652	4,083
6.00%, 3/1/2040	1,700	1,977
6.00%, 5/1/2040	330,443	381,627
6.25%, 7/15/2032 (b)	2,930,000	4,223,741
6.50%, 11/1/2037	25,439	29,604
6.50%, 2/1/2038	4,970	5,457
6.50%, 9/1/2038	93,909	110,223
6.50%, 9/1/2039	43,205	50,510
6.75%, 3/15/2031 (b)	601,000	862,675
Series *, 2.75%, 6/19/2023	765,000	788,960
Series K037, Class A2, Class A2, 3.49%, 1/25/2024	1,000,000	1,038,531
Series K041, Class A2, Class A2, 3.17%, 10/25/2024	750,000	788,515
Series K049, Class A2, 3.01%, 7/25/2025	350,000	369,271
Series K053, Class A2, Class A2, 3.00%, 12/25/2025	350,000	370,543
Series K055, Class A2, Class A2, 2.67%, 3/25/2026	1,000,000	1,049,060
Series K064, Class A2, Class A2, 3.22%, 3/25/2027	800,000	865,298
Series K067, Class AM, Class AM, 3.28%, 8/25/2027	500,000	543,438
Series K069, Class A2, Class A2, 3.19%, 9/25/2027 (c)	1,500,000	1,630,726
Security Description	Principal Amount	Value
Series K070, Class A2, Class A2, 3.30%, 11/25/2027 (c)	$ 1,500,000	$ 1,640,731
Series K072, Class A2, Class A2, 3.44%, 12/25/2027	2,010,000	2,217,568
Series K079, Class A2, Class A2, 3.93%, 6/25/2028	1,150,000	1,309,691
Series K083, Class A2, 4.05%, 9/25/2028 (c)	525,000	603,595
Series K085, Class A2, 4.06%, 10/25/2028 (c)	2,200,000	2,513,786
Series K086, Class A2, 3.86%, 11/25/2028 (c)	799,999	909,272
Series K087, Class A2, Class A2, 3.77%, 12/25/2028	270,000	305,534
Series K089, Class A2, Class A2, 3.56%, 1/25/2029	2,500,000	2,800,044
Series K092, Class A2, 3.30%, 4/25/2029	500,000	552,934
Series K093, Class A2, 2.98%, 5/25/2029	500,000	542,348
Series K094, Class A2, 2.90%, 6/25/2029	531,291	574,064
Series K101, Class A2, 2.52%, 10/25/2029	500,000	528,691
Series K108, Class A2, Class A2, 1.52%, 3/25/2030	888,889	875,052
Series K109, Class A2, 1.56%, 4/25/2030	600,000	592,178
Series K110, Class A2, Class A2, 1.48%, 4/25/2030	160,714	157,550
Series K114, Class A2, 1.37%, 6/25/2030	250,000	242,572
Series K115, Class A2, 1.38%, 6/25/2030	500,000	485,837
Series K118, Class A2, 1.49%, 9/25/2030	2,350,000	2,301,102
Series K121, Class A2, 1.55%, 10/25/2030	340,000	333,931
Series K123, Class A2, 1.62%, 12/25/2030	233,333	230,490
Series K128, Class A2, 2.02%, 3/25/2031	650,000	662,596
Series K131, Class A2, 1.85%, 7/25/2031	1,000,000	1,004,831
Series K-1520, Class A2, 2.44%, 2/25/2036	650,000	668,360
Series K1522, Class A2, 2.36%, 10/25/2036	500,000	509,255
Series K723, Class A2, Class A2, 2.45%, 8/25/2023	625,673	637,349

See accompanying notes to financial statements.
84

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series K730, Class A2, Class A2, 3.59%, 1/25/2025 (c)	$ 1,000,000	$ 1,058,732
Series K735, Class A2, 2.86%, 5/25/2026	500,000	528,976
Series K736, Class A2, 2.28%, 7/25/2026	5,000,000	5,180,060
Series K737, Class A2, Class A2, 2.53%, 10/25/2026	1,250,000	1,311,146
Series K743, Class A2, 1.77%, 5/25/2028	500,000	505,460
Series K030, Class A2, Class A2, VRN, 3.25%, 4/25/2023 (c)	996,201	1,020,171
Series K159, Class A3, Class A3, VRN, 3.95%, 11/25/2033 (c)	1,616,667	1,900,897
Federal National Mortgage Association:
0.25%, 5/22/2023	1,575,000	1,568,417
0.25%, 7/10/2023	910,000	905,213
0.25%, 11/27/2023	2,045,000	2,027,045
0.30%, 8/3/2023	750,000	744,945
0.38%, 8/25/2025	3,560,000	3,462,349
0.63%, 4/22/2025	1,055,000	1,040,378
0.75%, 10/8/2027	2,400,000	2,320,920
0.88%, 8/5/2030	7,280,000	6,871,301
1.50%, 7/1/2036	13,738,675	13,790,864
1.50%, 1/1/2042	4,000,000	3,943,605
1.50%, 10/1/2051	16,235,181	15,718,352
1.50%, 11/1/2051	17,277,057	16,727,061
1.63%, 10/15/2024	550,000	560,181
1.63%, 1/7/2025	900,000	916,227
1.75%, 7/2/2024	500,000	510,945
1.88%, 9/24/2026 (b)	1,366,000	1,403,879
2.00%, 9/1/2035	6,648,683	6,814,666
2.00%, 11/1/2035	6,155,526	6,309,197
2.00%, 12/1/2035	4,230,397	4,336,008
2.00%, 2/1/2036	6,764,737	6,933,616
2.00% 6/1/2036	13,218,568	13,552,721
2.00%, 12/1/2036	12,584,919	12,900,662
2.00%, 8/1/2040	720,299	728,595
2.00%, 10/1/2040	1,594,982	1,613,369
2.00%, 11/1/2040	4,100,364	4,147,550
2.00%, 12/1/2040	3,382,632	3,421,520
2.00%, 2/1/2041	4,466,989	4,518,026
2.00%, 10/1/2041	6,892,395	6,972,821
2.00%, 11/1/2041	7,941,988	8,034,276
2.00%, 6/1/2050	711,775	711,506
2.00%, 8/1/2050	14,301,696	14,296,308
2.00% 1/1/2051	21,704,493	21,696,315
2.00%, 2/1/2051	12,124,459	12,119,891
2.00%, 3/1/2051	9,205,431	9,187,915
2.00%, 4/1/2051	23,442,239	23,397,634
2.00%, 5/1/2051	13,212,506	13,187,365
Security Description	Principal Amount	Value
2.00%, 7/1/2051	$ 19,229,128	$ 19,192,539
2.00%, 11/1/2051	14,902,209	14,873,853
2.00%, 1/1/2052	16,425,000	16,393,747
2.13%, 4/24/2026 (b)	475,000	492,813
2.50%, 2/5/2024	300,000	310,749
2.50%, 7/1/2028	294,206	304,621
2.50% 8/1/2028	844,180	874,064
2.50%, 10/1/2028	206,331	213,635
2.50%, 3/1/2029	738,013	764,635
2.50%, 2/1/2030	316,200	327,594
2.50%, 5/1/2030	519,129	538,161
2.50% 7/1/2030	2,680,536	2,775,640
2.50%, 2/1/2031	613,328	635,814
2.50%, 8/1/2031	1,424,408	1,477,002
2.50%, 6/1/2032	12,312,716	12,767,345
2.50%, 12/1/2032	957,665	992,879
2.50%, 1/1/2033	1,464,395	1,518,243
2.50%, 12/1/2033	2,875,198	2,980,607
2.50% 2/1/2035	6,564,587	6,801,182
2.50%, 8/1/2035	2,273,469	2,352,682
2.50%, 5/1/2036	1,753,703	1,815,633
2.50%, 4/1/2038	1,272,245	1,322,882
2.50%, 2/1/2040	550,860	564,149
2.50%, 5/1/2040	1,734,493	1,783,150
2.50%, 7/1/2041	5,741,341	5,923,363
2.50%, 10/1/2042	224,014	231,131
2.50% 11/1/2049	8,559,025	8,739,299
2.50%, 1/1/2050	2,930,973	2,992,707
2.50%, 7/1/2050	7,441,413	7,599,426
2.50%, 8/1/2050	7,736,473	7,900,750
2.50%, 10/1/2050	18,190,450	18,576,709
2.50%, 4/1/2051	11,851,904	12,107,456
2.50%, 7/1/2051	18,503,271	18,902,240
2.50%, 8/1/2051	14,781,037	15,099,856
2.50%, 9/1/2051	21,236,554	21,696,259
2.63%, 9/6/2024 (b)	2,135,000	2,232,505
2.88%, 9/12/2023	1,384,000	1,435,194
3.00%, 8/1/2027	149,972	156,808
3.00%, 11/1/2028	367,265	384,382
3.00%, 6/1/2029	105,410	110,510
3.00% 8/1/2029	450,098	471,875
3.00%, 9/1/2029	144,917	151,928
3.00%, 6/1/2030	229,081	240,194
3.00%, 9/1/2030	46,029	48,262
3.00%, 11/1/2030	108,014	113,254
3.00%, 12/1/2030	385,281	403,972
3.00%, 6/1/2032	2,007,085	2,104,216
3.00%, 10/1/2032	563,082	590,332
3.00%, 1/1/2033	401,956	421,408
3.00%, 2/1/2033	861,917	903,628
3.00%, 2/1/2034	987,875	1,033,732
3.00%, 8/1/2034	5,352,426	5,596,972
3.00%, 2/1/2035	165,303	173,698
3.00%, 3/1/2035	134,358	141,027
3.00%, 2/1/2036	358,517	376,312

See accompanying notes to financial statements.
85

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 11/1/2036	$ 3,829,461	$ 4,017,080
3.00%, 1/1/2037	993,729	1,042,416
3.00%, 9/1/2037	760,639	796,538
3.00%, 1/1/2038	1,358,214	1,422,316
3.00%, 12/1/2042	243,470	256,539
3.00%, 1/1/2043	537,060	565,890
3.00%, 3/1/2043	524,197	551,971
3.00%, 4/1/2043	128,015	134,797
3.00% 5/1/2043	1,370,656	1,443,278
3.00% 6/1/2043	1,000,078	1,053,066
3.00% 7/1/2043	1,029,212	1,083,743
3.00%, 8/1/2043	531,838	561,199
3.00%, 2/1/2044	4,020,860	4,233,901
3.00%, 5/1/2045	3,809,663	4,011,514
3.00%, 8/1/2045	5,751,393	6,056,124
3.00%, 9/1/2045	379,303	398,488
3.00% 11/1/2045	804,807	845,515
3.00%, 5/1/2046	745,469	780,575
3.00%, 8/1/2046	820,015	858,631
3.00%, 9/1/2046	822,517	861,252
3.00%, 10/1/2046	319,561	334,610
3.00% 11/1/2046	3,269,516	3,438,416
3.00% 1/1/2047	2,899,138	3,035,666
3.00% 3/1/2047	2,925,783	3,073,122
3.00%, 7/1/2047	2,552,142	2,672,329
3.00%, 10/1/2047	3,034,911	3,177,832
3.00%, 12/1/2047	4,441,177	4,650,323
3.00% 2/1/2048	3,289,953	3,435,102
3.00% 12/1/2049	11,561,614	11,991,466
3.00%, 1/1/2050	2,352,577	2,440,044
3.00%, 7/1/2050	4,951,692	5,130,049
3.00%, 9/1/2050	8,935,186	9,257,026
3.00%, 9/1/2051	9,404,539	9,761,809
3.50%, 10/1/2025	43,122	45,421
3.50%, 11/1/2025	57,536	60,603
3.50%, 3/1/2026	37,505	39,513
3.50%, 1/1/2027	183,915	193,718
3.50%, 5/1/2029	90,903	95,903
3.50%, 1/1/2030	134,680	142,087
3.50%, 3/1/2031	450,046	475,570
3.50%, 6/1/2033	872,802	922,754
3.50%, 6/1/2034	352,847	375,530
3.50%, 7/1/2034	626,053	666,298
3.50%, 11/1/2034	2,102,804	2,237,981
3.50%, 2/1/2037	301,042	320,580
3.50%, 2/1/2038	193,203	208,730
3.50%, 4/1/2038	910,768	963,387
3.50%, 5/1/2038	339,238	358,838
3.50%, 12/1/2040	305,952	328,136
3.50%, 1/1/2042	126,992	137,926
3.50%, 3/1/2042	239,655	258,660
3.50%, 5/1/2042	677,037	726,287
3.50%, 8/1/2042	282,684	303,247
3.50%, 10/1/2042	287,016	307,895
3.50%, 1/1/2043	111,413	119,517
Security Description	Principal Amount	Value
3.50%, 5/1/2043	$ 86,531	$ 92,798
3.50%, 7/1/2043	340,071	364,699
3.50% 1/1/2044	11,460,827	12,294,418
3.50%, 10/1/2044	213,533	228,372
3.50% 1/1/2045	330,771	353,758
3.50% 2/1/2045	8,520,063	9,139,839
3.50%, 4/1/2045	352,188	376,000
3.50% 8/1/2045	794,814	849,347
3.50% 11/1/2045	2,155,540	2,301,283
3.50% 12/1/2045	1,776,433	1,896,542
3.50%, 1/1/2046	608,897	650,067
3.50% 2/1/2046	3,421,630	3,651,848
3.50%, 10/1/2046	820,653	874,366
3.50%, 2/1/2047	240,641	256,392
3.50% 5/1/2047	4,055,879	4,324,983
3.50% 7/1/2047	1,927,049	2,067,081
3.50%, 10/1/2047	212,183	224,814
3.50% 11/1/2047	10,812,797	11,496,850
3.50% 1/1/2048	2,783,535	2,949,237
3.50% 2/1/2048	3,594,521	3,812,347
3.50%, 6/1/2048	1,343,512	1,417,979
3.50%, 8/1/2048	170,888	180,360
3.50%, 9/1/2048	451,333	476,350
3.50%, 10/1/2048	2,644,969	2,802,422
3.50%, 11/1/2048	797,085	849,255
3.50%, 7/1/2049	2,324,620	2,451,568
3.50%, 8/1/2049	1,757,735	1,853,725
3.50%, 6/1/2050	2,371,306	2,495,321
3.50%, 12/1/2051	7,506,489	7,935,709
4.00%, 4/1/2024	16,019	16,852
4.00%, 1/1/2025	22,530	23,703
4.00%, 3/1/2026	20,525	21,626
4.00%, 12/1/2034	196,085	211,721
4.00%, 3/1/2037	487,538	524,160
4.00%, 3/1/2038	541,275	580,637
4.00%, 6/1/2038	311,044	333,663
4.00%, 8/1/2039	246,389	268,583
4.00%, 9/1/2040	2,218,890	2,418,667
4.00% 12/1/2040	471,227	513,655
4.00%, 3/1/2041	269,721	294,041
4.00%, 12/1/2041	332,135	362,082
4.00%, 1/1/2042	137,466	149,861
4.00%, 2/1/2042	78,651	85,743
4.00%, 10/1/2043	292,594	318,053
4.00%, 12/1/2043	39,705	43,160
4.00%, 5/1/2044	844,697	920,749
4.00%, 6/1/2044	194,257	211,314
4.00% 7/1/2044	1,179,616	1,282,399
4.00%, 9/1/2044	130,379	141,827
4.00% 10/1/2044	222,175	241,683
4.00%, 12/1/2044	197,509	214,852
4.00%, 1/1/2045	607,740	662,489
4.00%, 3/1/2045	212,250	229,437
4.00%, 5/1/2045	380,338	411,135
4.00%, 6/1/2045	519,873	565,523

See accompanying notes to financial statements.
86

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 7/1/2045	$ 285,675	$ 308,808
4.00%, 9/1/2045	375,511	405,918
4.00%, 12/1/2045	223,101	241,167
4.00%, 2/1/2046	85,683	92,622
4.00%, 4/1/2046	267,728	288,954
4.00%, 10/1/2046	1,473,600	1,606,471
4.00%, 11/1/2046	306,142	330,414
4.00% 4/1/2047	3,879,101	4,162,654
4.00%, 7/1/2047	89,458	95,796
4.00%, 8/1/2047	387,001	414,424
4.00%, 9/1/2047	2,099,819	2,248,610
4.00%, 12/1/2047	4,173,212	4,468,923
4.00%, 1/1/2048	1,605,565	1,719,334
4.00%, 2/1/2048	673,253	720,959
4.00%, 5/1/2048	84,325	89,786
4.00% 6/1/2048	3,174,635	3,380,242
4.00%, 7/1/2048	610,073	650,378
4.00%, 8/1/2048	1,035,814	1,102,900
4.00%, 9/1/2048	1,435,407	1,528,373
4.00%, 10/1/2048	4,105,356	4,437,786
4.00% 11/1/2048	3,288,844	3,510,338
4.00%, 1/1/2049	2,507,450	2,733,334
4.00%, 3/1/2049	349,896	372,774
4.00%, 5/1/2049	1,056,856	1,125,958
4.00%, 6/1/2049	7,518,110	8,114,177
4.00%, 7/1/2049	1,232,390	1,312,968
4.00%, 8/1/2049	1,840,851	1,962,467
4.00%, 2/1/2050	792,882	844,724
4.00%, 7/1/2050	1,370,705	1,459,479
4.50% 4/1/2023	25,162	25,646
4.50%, 8/1/2023	34	34
4.50%, 4/1/2031	117,942	127,761
4.50%, 4/1/2039	221,734	244,241
4.50%, 4/1/2040	243,931	268,786
4.50%, 10/1/2040	126,463	139,348
4.50%, 2/1/2041	303,429	334,388
4.50%, 5/1/2041	137,818	151,861
4.50%, 1/1/2042	505,499	557,076
4.50%, 9/1/2043	114,569	126,083
4.50% 12/1/2043	337,147	371,031
4.50%, 1/1/2044	55,748	61,351
4.50%, 2/1/2044	164,849	181,417
4.50% 6/1/2044	332,868	366,691
4.50%, 3/1/2046	538,718	593,610
4.50%, 9/1/2047	128,850	139,385
4.50%, 11/1/2047	957,803	1,036,117
4.50%, 2/1/2048	4,029,808	4,359,300
4.50% 4/1/2048	5,135,329	5,644,664
4.50%, 6/1/2048	3,857,928	4,173,365
4.50% 8/1/2048	2,526,225	2,705,973
4.50%, 11/1/2048	2,076,214	2,223,239
4.50%, 12/1/2048	562,701	602,548
4.50% 1/1/2049	1,245,265	1,333,448
4.50%, 5/1/2049	1,171,022	1,253,947
4.50%, 3/1/2050	3,386,516	3,626,107
Security Description	Principal Amount	Value
5.00%, 7/1/2035	$ 251,628	$ 283,020
5.00%, 7/1/2040	86,349	97,014
5.00%, 1/1/2042	346,938	389,786
5.00%, 3/1/2042	282,897	317,836
5.00%, 12/1/2043	74,021	83,317
5.00%, 7/1/2044	220,066	245,102
5.00%, 6/1/2048	555,772	605,063
5.00%, 9/1/2048	1,309,438	1,425,571
5.00%, 8/1/2049	895,626	975,059
5.00%, 10/1/2049	1,232,889	1,342,351
5.50%, 7/1/2035	113,813	128,547
5.50% 6/1/2038	26,686	29,803
5.50%, 12/1/2038	118,605	134,836
5.50%, 12/1/2039	177,577	201,977
5.50%, 9/1/2040	15,520	17,658
5.50%, 7/1/2041	205,105	232,043
5.50%, 5/1/2044	2,532,609	2,864,419
5.63%, 7/15/2037	568,000	847,558
6.00%, 2/1/2037	106,365	121,782
6.00%, 10/1/2039	150,306	173,298
6.00%, 4/1/2040	203,547	235,588
6.25%, 5/15/2029	80,000	106,330
6.63%, 11/15/2030	1,852,000	2,615,969
7.13%, 1/15/2030	325,000	461,211
7.25%, 5/15/2030	1,125,000	1,623,364
2.00%, 10/1/2051	31,859,796	31,799,174
Series 2016-M4, Class AL, Class AL, 3.27%, 1/25/2039	141,435	146,658
Series 2017-M13, Class A2, 2.93%, 9/25/2027 (c)	441,041	472,671
Series 2017-M14, Class A2, Class A2, 2.87%, 11/25/2027 (c)	596,299	638,683
Series 2017-M8, Class A2, Class A2, 3.06%, 5/25/2027 (c)	598,978	642,588
Series 2018-M2, Class A2, 2.90%, 1/25/2028 (c)	750,000	805,234
Series 2019-M1, Class A2, Class A2, 3.55%, 9/25/2028 (c)	861,702	964,720
Series 2019-M18, Class A2, Class A2, 2.47%, 8/25/2029	2,000,000	2,097,175
Series 2019-M22, Class A2, Class A2, 2.52%, 8/25/2029	600,000	634,352
Series 2019-M5, Class A2, Class A2, 3.27%, 2/25/2029	500,000	549,125
Series 2019-M9, Class A2, Class A2, 2.94%, 6/25/2029	750,000	811,093

See accompanying notes to financial statements.
87

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2020-M14, Class A2, 1.78%, 5/25/2030	$ 500,000	$ 501,343
Series 2020-M20, Class A2, Class A2, 1.44%, 10/25/2029	1,500,000	1,471,409
Series 2020-M42, Class A2, 1.27%, 7/25/2030	200,000	191,590
Series 2020-M8, Class A2, 1.82%, 2/25/2030	964,300	969,435
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (c)	1,455,000	1,412,217
Series 2021-M19, Class A2, 1.74%, 10/25/2031 (c)	350,000	347,426
TBA, 1.50%, 1/1/2037	34,500,000	34,608,675
TBA, 2.00%, 1/1/2037	9,644,207	9,879,140
TBA, 2.00%, 1/1/2052	69,850,000	69,670,206
TBA, 2.50%, 1/1/2052	50,150,000	51,201,645
TBA, 3.00%, 1/1/2052	29,935,000	31,019,246
TBA, 3.50%, 2/25/2049	8,250,000	8,686,425
Series 2017-M15, Class ATS2, Class ATS2, VRN, 3.14%, 11/25/2027 (c)	700,000	729,035
Series 2018-M1, Class A2, Class A2, VRN, 2.99%, 12/25/2027 (c)	119,205	127,552
Series 2020-M53, Class A2, VRN, 1.68%, 11/25/2032 (c)	750,000	736,885
Series 2021-M1, Class A2, VRN, 1.39%, 11/25/2030 (c)	61,250	59,157
Series 2021-M17, Class A2, VRN, 1.71%, 7/25/2031 (c)	3,500,000	3,463,672
Government National Mortgage Association:
2.00%, 1/20/2051	6,715,182	6,786,663
2.00%, 4/20/2051	12,607,458	12,738,907
2.00%, 5/20/2051	13,069,537	13,205,804
2.00%, 6/20/2051	13,960,801	14,106,360
2.00%, 9/20/2051	15,672,795	15,836,204
2.00%, 12/20/2051	10,250,000	10,356,870
2.50%, 2/20/2043	1,268,982	1,312,889
2.50%, 12/20/2049	837,293	858,101
2.50%, 7/20/2050	2,989,309	3,064,724
2.50%, 8/20/2050	5,976,435	6,127,210
2.50%, 10/20/2050	9,529,469	9,769,882
2.50%, 4/20/2051	13,951,923	14,310,853
2.50%, 7/20/2051	14,603,352	14,979,041
2.50%, 8/20/2051	9,308,184	9,547,648
2.50%, 10/20/2051	12,655,368	12,980,942
3.00% 12/15/2042	410,221	433,564
3.00% 12/20/2042	687,807	727,766
Security Description	Principal Amount	Value
3.00%, 2/20/2043	$ 733,340	$ 776,905
3.00%, 4/20/2043	561,728	592,926
3.00%, 6/20/2043	384,324	405,669
3.00%, 11/20/2044	386,955	406,839
3.00%, 12/20/2044	148,086	155,696
3.00%, 3/20/2045	156,776	164,481
3.00%, 4/20/2045	250,519	262,831
3.00%, 8/20/2045	408,040	428,093
3.00%, 1/20/2046	210,708	221,063
3.00%, 2/20/2046	3,106,071	3,278,579
3.00%, 4/20/2046	374,939	391,946
3.00%, 5/20/2046	848,797	887,296
3.00%, 6/20/2046	2,421,165	2,530,982
3.00%, 9/20/2046	769,811	804,727
3.00%, 10/20/2046	2,742,541	2,866,935
3.00%, 11/20/2046	437,884	457,745
3.00%, 1/20/2047	769,725	804,638
3.00%, 6/20/2047	258,204	269,261
3.00%, 7/20/2047	2,200,322	2,294,543
3.00%, 10/20/2047	1,503,083	1,567,448
3.00%, 11/20/2047	970,835	1,012,408
3.00%, 12/20/2047	899,090	937,590
3.00%, 1/20/2048	807,270	841,839
3.00%, 2/20/2048	931,535	971,424
3.00%, 3/20/2048	3,637,893	3,793,673
3.00%, 11/20/2049	5,858,418	6,078,118
3.00%, 12/20/2049	1,687,826	1,751,122
3.00%, 6/20/2050	7,070,369	7,351,423
3.00%, 7/20/2050	11,071,571	11,512,265
3.00%, 12/20/2050	6,949,124	7,226,838
3.50%, 12/20/2041	618,307	663,449
3.50%, 2/15/2042	362,428	387,063
3.50%, 6/20/2042	333,540	357,970
3.50%, 1/20/2043	1,459,553	1,566,459
3.50%, 4/15/2043	82,366	87,978
3.50%, 4/20/2043	351,045	376,758
3.50%, 7/20/2043	891,125	957,724
3.50%, 10/20/2043	165,911	178,311
3.50%, 12/20/2043	65,907	70,832
3.50%, 1/20/2044	135,424	145,545
3.50%, 3/20/2044	130,232	139,965
3.50%, 6/20/2044	5,292,315	5,603,850
3.50%, 9/20/2044	1,936,593	2,050,592
3.50%, 10/20/2044	228,929	242,405
3.50%, 12/20/2044	170,496	180,532
3.50%, 2/20/2045	128,935	136,525
3.50%, 3/20/2045	149,132	157,989
3.50% 4/20/2045	962,839	1,020,176
3.50%, 6/20/2045	898,246	951,594
3.50%, 10/20/2045	3,703,809	3,923,783
3.50%, 11/20/2045	89,548	94,867
3.50%, 1/20/2046	1,136,947	1,204,471
3.50%, 3/20/2046	720,580	760,565
3.50%, 4/20/2046	4,123,195	4,351,996
3.50%, 5/20/2046	636,083	671,380

See accompanying notes to financial statements.
88

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 10/20/2046	$ 399,002	$ 421,143
3.50%, 11/20/2046	2,472,164	2,609,348
3.50%, 2/20/2047	1,817,623	1,918,485
3.50%, 3/20/2047	374,949	393,635
3.50%, 5/20/2047	369,532	387,947
3.50%, 6/20/2047	224,620	235,814
3.50%, 8/20/2047	330,962	347,455
3.50%, 9/20/2047	340,051	356,997
3.50%, 10/20/2047	285,431	299,656
3.50%, 11/20/2047	1,140,878	1,197,734
3.50%, 12/20/2047	4,379,065	4,597,295
3.50%, 1/20/2048	5,355,083	5,621,953
3.50%, 2/20/2048	1,385,170	1,454,200
3.50%, 3/20/2048	2,363,830	2,481,631
3.50%, 4/20/2048	1,390,358	1,459,646
3.50%, 6/20/2048	828,367	869,649
3.50%, 2/20/2049	341,306	358,160
3.50%, 5/20/2049	241,037	252,088
3.50%, 7/20/2049	79,552	83,130
3.50%, 9/20/2049	1,171,495	1,222,655
3.50%, 12/20/2049	514,678	536,706
3.50%, 3/20/2050	3,517,372	3,666,385
3.50%, 10/20/2050	2,059,821	2,148,878
3.50%, 2/20/2051	2,584,170	2,691,397
4.00%, 4/15/2040	314,153	341,874
4.00%, 6/15/2040	18,096	19,693
4.00%, 3/20/2044	48,974	53,054
4.00%, 4/20/2044	248,097	268,765
4.00%, 6/20/2044	233,841	253,321
4.00%, 8/20/2044	249,028	269,773
4.00%, 9/20/2044	200,434	217,131
4.00%, 10/20/2044	295,000	319,576
4.00%, 12/20/2044	257,596	279,055
4.00%, 2/20/2045	183,894	199,214
4.00%, 5/15/2045	129,604	139,402
4.00%, 7/20/2045	1,218,661	1,315,299
4.00%, 8/20/2045	151,724	163,755
4.00%, 9/20/2045	2,759,048	2,977,835
4.00%, 10/20/2045	218,927	236,288
4.00%, 11/20/2045	800,642	864,131
4.00%, 4/20/2046	136,867	147,720
4.00%, 5/20/2046	50,293	54,282
4.00%, 10/20/2046	96,630	103,737
4.00%, 3/20/2047	398,628	427,946
4.00%, 4/20/2047	157,767	168,513
4.00%, 6/20/2047	1,115,335	1,189,549
4.00%, 7/20/2047	307,133	327,328
4.00%, 8/20/2047	504,355	537,121
4.00%, 9/20/2047	206,579	219,837
4.00%, 2/20/2048	1,542,810	1,636,966
4.00%, 3/20/2048	1,180,985	1,252,129
4.00%, 4/20/2048	4,153,934	4,407,830
4.00%, 6/20/2048	526,502	558,329
4.00%, 7/20/2048	265,312	281,172
4.00%, 8/20/2048	2,154,576	2,282,648
Security Description	Principal Amount	Value
4.00%, 9/20/2048	$ 562,280	$ 595,703
4.00%, 5/20/2049	848,639	893,726
4.00%, 7/20/2049	3,592,192	3,785,109
4.00%, 5/20/2050	1,644,141	1,732,439
4.50%, 6/15/2039	24,635	27,276
4.50%, 7/15/2039	51,790	57,342
4.50%, 4/15/2040	226,428	250,842
4.50% 6/15/2040	155,090	171,812
4.50%, 3/15/2041	86,913	96,284
4.50%, 6/15/2041	70,896	78,605
4.50%, 9/20/2041	76,242	84,782
4.50%, 12/15/2041	31,926	35,398
4.50%, 1/15/2042	56,720	62,801
4.50%, 10/20/2043	45,820	50,809
4.50%, 4/20/2044	122,541	135,883
4.50%, 6/20/2044	102,689	113,869
4.50%, 11/20/2044	262,974	290,354
4.50%, 12/20/2044	82,167	90,722
4.50%, 7/20/2045	1,520,170	1,678,444
4.50%, 8/20/2045	129,874	143,396
4.50%, 9/20/2045	65,420	72,231
4.50%, 10/20/2045	248,419	274,283
4.50%, 4/20/2046	135,096	149,162
4.50%, 9/20/2047	103,244	111,113
4.50%, 11/20/2047	465,309	500,325
4.50%, 12/20/2047	391,898	421,012
4.50%, 1/20/2048	366,764	394,011
4.50%, 6/20/2048	871,656	924,524
4.50%, 7/20/2048	501,248	531,355
4.50%, 8/20/2048	1,434,168	1,519,888
4.50%, 10/20/2048	715,773	758,133
4.50%, 1/20/2049	1,353,151	1,432,036
4.50%, 7/20/2049	1,345,848	1,423,516
5.00%, 12/15/2038	80,200	89,502
5.00% 4/15/2039	173,306	193,786
5.00%, 5/15/2039	16,655	18,319
5.00%, 11/20/2041	473,934	537,900
5.00%, 5/20/2044	90,301	102,489
5.00%, 11/20/2044	85,497	97,017
5.00%, 1/20/2048	502,916	543,329
5.00%, 5/20/2048	559,473	603,098
5.00%, 7/20/2048	72,313	77,364
5.00%, 9/20/2048	405,923	434,278
5.00%, 11/20/2048	404,782	433,057
5.00%, 1/20/2049	949,970	1,016,328
5.00%, 7/20/2049	182,993	195,775
5.50%, 6/15/2038	177,573	198,625
5.50%, 7/15/2038	111,955	126,931
5.50%, 2/15/2039	26,654	30,435
5.50%, 5/20/2044	121,853	140,305
6.00%, 1/15/2038	9,582	10,755
6.00%, 4/15/2038	51,210	58,865
6.00%, 6/15/2041	66,494	76,597
TBA, 2.00%, 1/1/2052	21,575,000	21,780,825
TBA, 2.50%, 1/1/2052	22,575,000	23,134,408

See accompanying notes to financial statements.
89

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
TBA, 3.00%, 1/1/2052	$ 15,600,000	$ 16,146,624
Tennessee Valley Authority:
0.75%, 5/15/2025 (b)	335,000	330,910
2.88%, 9/15/2024	675,000	709,000
5.25%, 9/15/2039	1,575,000	2,237,130
5.88%, 4/1/2036	128,000	187,249
7.13%, 5/1/2030	66,000	94,257
Series A, 2.88%, 2/1/2027	286,000	306,266
Series B, 4.70%, 7/15/2033	1,236,000	1,580,708
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,927,561,583)		1,929,595,251
U.S. TREASURY OBLIGATIONS — 38.7%
Treasury Bonds:
1.13%, 5/15/2040	9,900,000	8,707,359
1.13%, 8/15/2040	10,300,000	9,020,547
1.25%, 5/15/2050	12,906,000	11,014,464
1.38%, 11/15/2040	16,015,000	14,641,213
1.38%, 8/15/2050	14,150,000	12,458,633
1.63%, 11/15/2050	19,235,000	18,002,758
1.75%, 8/15/2041	11,800,000	11,477,344
1.88%, 2/15/2041	18,500,000	18,367,031
1.88%, 2/15/2051	25,800,000	25,650,844
1.88%, 11/15/2051	10,500,000	10,468,828
2.00%, 11/15/2041	5,800,000	5,885,188
2.00%, 2/15/2050	10,550,000	10,765,945
2.00%, 8/15/2051	20,400,000	20,897,250
2.25%, 5/15/2041	36,000,000	37,923,750
2.25%, 8/15/2049	10,370,000	11,147,750
2.38%, 11/15/2049	7,967,000	8,789,842
2.38%, 5/15/2051	18,200,000	20,196,312
2.50%, 2/15/2045	3,399,000	3,754,302
2.50%, 2/15/2046	3,681,800	4,083,346
2.50%, 5/15/2046	2,850,000	3,162,609
2.75%, 8/15/2042	5,251,000	6,007,472
2.75%, 11/15/2042	15,482,000	17,709,957
2.75%, 8/15/2047	7,400,000	8,647,594
2.75%, 11/15/2047	12,200,000	14,264,469
2.88%, 5/15/2043	1,900,000	2,216,172
2.88%, 8/15/2045	3,740,000	4,409,694
2.88%, 11/15/2046	5,109,700	6,070,164
2.88%, 5/15/2049	12,436,000	15,043,674
3.00%, 11/15/2044	1,464,000	1,753,369
3.00%, 5/15/2045	2,100,000	2,522,625
3.00%, 11/15/2045	2,900,000	3,499,031
3.00%, 5/15/2047	10,200,000	12,429,656
3.00%, 2/15/2048	13,150,000	16,116,969
3.00%, 8/15/2048	16,450,000	20,212,937
3.00%, 2/15/2049	11,425,000	14,104,520
3.13%, 11/15/2041	2,518,000	3,036,944
3.13%, 2/15/2042	2,197,000	2,656,310
3.13%, 2/15/2043	1,240,000	1,500,206
3.13%, 8/15/2044	2,078,000	2,534,186
Security Description	Principal Amount	Value
3.13%, 5/15/2048	$ 13,150,000	$ 16,501,195
3.38%, 5/15/2044	2,164,000	2,735,093
3.38%, 11/15/2048	9,310,000	12,231,013
3.50%, 2/15/2039	700,000	879,703
3.63%, 8/15/2043	3,950,000	5,142,406
3.75%, 8/15/2041	150,000	196,523
3.75%, 11/15/2043	3,762,000	4,993,467
3.88%, 8/15/2040	150,000	198,094
4.25%, 11/15/2040	400,000	554,125
4.38%, 2/15/2038	2,235,000	3,083,602
4.38%, 11/15/2039	375,000	523,652
4.38%, 5/15/2040	5,350,000	7,502,539
4.50%, 2/15/2036 (b)	502,000	690,721
4.63%, 2/15/2040	48,970,000	70,470,891
4.75%, 2/15/2037	546,000	775,661
4.75%, 2/15/2041	5,400,000	7,959,938
5.25%, 11/15/2028	262,000	327,828
5.25%, 2/15/2029	250,000	314,766
5.50%, 8/15/2028 (b)	452,000	568,178
6.13%, 11/15/2027	686,000	871,381
6.25%, 8/15/2023	300,000	327,023
6.50%, 11/15/2026 (b)	1,054,000	1,314,371
6.88%, 8/15/2025	50,000	60,199
7.13%, 2/15/2023	524,000	562,358
7.50%, 11/15/2024	6,100,000	7,235,648
Treasury Notes:
0.13%, 1/31/2023	16,000,000	15,945,000
0.13%, 2/28/2023	22,775,000	22,683,366
0.13%, 3/31/2023	20,450,000	20,353,342
0.13%, 4/30/2023	19,750,000	19,642,764
0.13%, 5/15/2023	9,637,000	9,582,039
0.13%, 5/31/2023	21,450,000	21,317,613
0.13%, 6/30/2023	14,900,000	14,799,891
0.13%, 7/15/2023	10,800,000	10,721,953
0.13%, 7/31/2023	35,450,000	35,173,047
0.13%, 8/15/2023	15,500,000	15,373,457
0.13%, 8/31/2023	14,700,000	14,571,949
0.13%, 9/15/2023	10,500,000	10,404,023
0.13%, 10/15/2023	4,800,000	4,752,187
0.13%, 1/15/2024	9,000,000	8,886,797
0.13%, 2/15/2024	23,100,000	22,802,227
0.25%, 4/15/2023	12,265,000	12,223,797
0.25%, 6/15/2023	9,060,000	9,017,885
0.25%, 9/30/2023 (b)	7,750,000	7,696,113
0.25%, 11/15/2023	3,650,000	3,620,059
0.25%, 3/15/2024	27,900,000	27,568,687
0.25%, 5/15/2024	24,200,000	23,874,812
0.25%, 6/15/2024	19,200,000	18,921,000
0.25%, 5/31/2025	20,675,000	20,117,744
0.25%, 6/30/2025	5,675,000	5,515,834
0.25%, 7/31/2025	14,935,000	14,491,617
0.25%, 8/31/2025	26,900,000	26,067,781
0.25%, 9/30/2025	12,000,000	11,625,000
0.38%, 10/31/2023	7,500,000	7,457,227
0.38%, 4/15/2024	15,315,000	15,163,047

See accompanying notes to financial statements.
90

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
0.38%, 7/15/2024	$ 8,300,000	$ 8,198,195
0.38%, 8/15/2024	9,400,000	9,277,359
0.38%, 9/15/2024	11,800,000	11,635,906
0.38%, 4/30/2025	17,250,000	16,874,004
0.38%, 11/30/2025	6,850,000	6,646,641
0.38%, 12/31/2025 (b)	21,831,000	21,169,248
0.38%, 1/31/2026	15,750,000	15,246,738
0.38%, 9/30/2027	18,950,000	17,950,684
0.50%, 11/30/2023 (b)	15,400,000	15,342,852
0.50%, 3/31/2025	1,250,000	1,229,688
0.50%, 4/30/2027	5,322,000	5,108,704
0.50%, 6/30/2027	15,450,000	14,793,375
0.50%, 10/31/2027	23,600,000	22,479,000
0.63%, 7/31/2026	15,600,000	15,178,312
0.63%, 11/30/2027	5,600,000	5,368,125
0.63%, 12/31/2027	4,700,000	4,500,250
0.63%, 5/15/2030	14,800,000	13,856,500
0.63%, 8/15/2030	23,150,000	21,619,930
0.75%, 12/31/2023	10,000,000	10,003,516
0.75%, 11/15/2024	11,300,000	11,239,969
0.75%, 3/31/2026	25,601,000	25,126,982
0.75%, 4/30/2026	40,000,000	39,228,125
0.75%, 5/31/2026	16,500,000	16,171,289
0.75%, 8/31/2026	59,250,000	57,958,535
0.75%, 1/31/2028	21,000,000	20,238,750
0.88%, 6/30/2026	39,420,000	38,816,381
0.88%, 11/15/2030	19,200,000	18,279,000
1.13%, 2/28/2025	31,323,000	31,445,355
1.13%, 2/28/2027	8,500,000	8,439,570
1.13%, 2/29/2028	11,000,000	10,848,750
1.13%, 8/31/2028 (b)	99,600,000	97,763,625
1.13%, 2/15/2031 (b)	35,000,000	34,015,625
1.25%, 8/31/2024	11,000,000	11,103,125
1.25%, 12/31/2026	20,000,000	19,992,188
1.25%, 3/31/2028	30,000,000	29,756,250
1.25%, 4/30/2028	14,000,000	13,884,063
1.25%, 6/30/2028	10,700,000	10,599,688
1.25%, 8/15/2031	19,250,000	18,849,961
1.38%, 2/15/2023	10,447,000	10,555,959
1.38%, 6/30/2023	5,000,000	5,059,180
1.38%, 1/31/2025	34,175,000	34,572,819
1.38%, 8/31/2026	3,000,000	3,019,688
1.50%, 1/15/2023	12,900,000	13,040,590
1.50%, 3/31/2023	1,796,000	1,817,819
1.50%, 9/30/2024	10,000,000	10,160,156
1.50%, 10/31/2024	11,250,000	11,428,418
1.50%, 11/30/2024	11,300,000	11,480,977
1.50%, 8/15/2026	2,392,000	2,420,592
1.50%, 1/31/2027	13,400,000	13,557,031
1.50%, 11/30/2028	30,000,000	30,145,312
1.50%, 2/15/2030	13,950,000	14,039,367
1.63%, 4/30/2023	1,100,000	1,115,770
1.63%, 5/31/2023	884,000	897,329
1.63%, 10/31/2023	4,730,000	4,809,634
1.63%, 5/15/2026	300,000	305,227
Security Description	Principal Amount	Value
1.63%, 10/31/2026	$ 11,125,000	$ 11,321,426
1.63%, 11/30/2026	11,700,000	11,906,578
1.63%, 8/15/2029 (b)	11,927,000	12,109,632
1.63%, 5/15/2031	41,506,000	42,089,678
1.75%, 1/31/2023	2,100,000	2,129,367
1.75%, 6/30/2024	18,200,000	18,599,547
1.75%, 7/31/2024	2,500,000	2,556,445
1.75%, 12/31/2026	8,150,000	8,346,746
1.75%, 11/15/2029 (b)	7,000,000	7,183,750
1.88%, 8/31/2024	2,150,000	2,205,094
1.88%, 6/30/2026	10,500,000	10,799,414
2.00%, 2/15/2023	9,040,000	9,194,669
2.00%, 5/31/2024	2,500,000	2,568,945
2.00%, 6/30/2024	1,125,000	1,156,465
2.00%, 2/15/2025	3,206,000	3,303,182
2.00%, 8/15/2025	200,000	206,344
2.13%, 11/30/2023	2,000,000	2,053,594
2.13%, 2/29/2024	4,000,000	4,114,688
2.13%, 3/31/2024	1,200,000	1,235,063
2.13%, 7/31/2024	2,600,000	2,682,875
2.13%, 9/30/2024	1,550,000	1,600,859
2.13%, 11/30/2024	7,000,000	7,235,156
2.13%, 5/15/2025	4,549,000	4,711,058
2.13%, 5/31/2026	11,415,000	11,862,682
2.25%, 12/31/2023	1,854,000	1,909,692
2.25%, 1/31/2024	3,600,000	3,710,531
2.25%, 4/30/2024	20,850,000	21,534,141
2.25%, 10/31/2024	10,000,000	10,365,625
2.25%, 11/15/2024	12,344,000	12,800,149
2.25%, 12/31/2024	12,350,000	12,817,949
2.25%, 11/15/2025	1,400,000	1,458,953
2.25%, 3/31/2026	550,000	573,891
2.25%, 8/15/2027	6,600,000	6,927,422
2.25%, 11/15/2027	19,050,000	20,012,918
2.38%, 1/31/2023	14,900,000	15,207,894
2.38%, 8/15/2024	2,955,000	3,068,814
2.38%, 4/30/2026	13,300,000	13,956,688
2.38%, 5/15/2027	12,600,000	13,306,781
2.38%, 5/15/2029	13,250,000	14,134,023
2.50%, 8/15/2023	2,308,000	2,376,970
2.50%, 1/31/2024	20,700,000	21,442,289
2.50%, 5/15/2024	9,694,000	10,071,157
2.50%, 1/31/2025	11,150,000	11,660,461
2.50%, 2/28/2026	14,838,000	15,627,428
2.63%, 2/28/2023	13,298,000	13,626,294
2.63%, 12/31/2023	7,800,000	8,090,977
2.63%, 3/31/2025	3,210,000	3,374,513
2.63%, 12/31/2025	11,000,000	11,635,938
2.63%, 2/15/2029	9,650,000	10,440,094
2.75%, 7/31/2023	4,250,000	4,392,441
2.75%, 8/31/2023	10,500,000	10,861,348
2.75%, 11/15/2023	10,383,000	10,775,607
2.75%, 2/15/2024	4,618,000	4,809,936
2.75%, 6/30/2025	10,500,000	11,102,109
2.75%, 8/31/2025	6,600,000	6,984,656

See accompanying notes to financial statements.
91

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 2/15/2028	$ 5,550,000	$ 6,002,238
2.88%, 10/31/2023	7,750,000	8,055,459
2.88%, 11/30/2023	11,651,000	12,128,418
2.88%, 4/30/2025	7,100,000	7,524,336
2.88%, 5/31/2025	10,200,000	10,819,172
2.88%, 7/31/2025	7,050,000	7,495,031
2.88%, 11/30/2025	6,925,000	7,383,781
2.88%, 5/15/2028	12,950,000	14,118,535
2.88%, 8/15/2028	12,300,000	13,441,594
3.00%, 9/30/2025	5,200,000	5,557,906
3.00%, 10/31/2025	2,300,000	2,460,641
3.13%, 11/15/2028	6,800,000	7,563,938
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,492,876,073)		2,528,986,018
MUNICIPAL BONDS & NOTES — 0.5%
CALIFORNIA — 0.2%
Bay Area Toll Authority Series F-3, 3.13%, 4/1/2055	570,000	571,504
California State University Series B, 2.94%, 11/1/2052	625,000	626,387
California, Bay Area Toll Authority Revenue:
2.57%, 4/1/2031	100,000	103,026
Series S1-SUB, 7.04%, 4/1/2050	100,000	174,920
California, State General Obligation:
3.38%, 4/1/2025	155,000	166,310
3.50%, 4/1/2028	200,000	221,188
4.50%, 4/1/2033	250,000	289,990
4.60%, 4/1/2038	150,000	172,673
7.30%, 10/1/2039	1,395,000	2,188,497
7.35%, 11/1/2039	110,000	173,609
7.50%, 4/1/2034	275,000	420,836
7.55%, 4/1/2039	297,000	495,650
7.63%, 3/1/2040	90,000	149,064
California, State University, Revenue:
Series B, 2.98%, 11/1/2051	250,000	254,990
Series B, 3.90%, 11/1/2047	100,000	115,084
City of San Francisco CA Public Utilities Commission Water Revenue Series A, 3.30%, 11/1/2039	55,000	56,864
Los Angeles Community College District:
1.61%, 8/1/2028	250,000	248,950
1.81%, 8/1/2030	250,000	248,120
2.11%, 8/1/2032	250,000	244,968
Los Angeles, CA, Department of Water & Power Revenue:
6.57%, 7/1/2045	150,000	243,374
6.60%, 7/1/2050	260,000	441,450
Security Description	Principal Amount	Value
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	$ 150,000	$ 195,247
Series RY, 6.76%, 7/1/2034	250,000	348,171
Regents, University of California Medical Center Pooled, Revenue:
Series N, 3.01%, 5/15/2050	150,000	154,334
Series N, 3.26%, 5/15/2060	150,000	161,405
Series N, 3.71%, 5/15/2120	150,000	165,668
Riverside, CA, Taxable Pension Obligation, Revenue Series A, 3.86%, 6/1/2045	50,000	54,423
San Diego County Regional Transportation Commission Series A, 3.25%, 4/1/2048	100,000	101,743
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue Series F-2, 6.26%, 4/1/2049	235,000	375,567
State of California Department of Water Res. Power Supply Revenue Series P, 2.00%, 5/1/2022	4,000	4,021
University of California, Revenue:
Series AD, 4.86%, 5/15/2112	450,000	661,913
Series AQ, 4.77%, 5/15/2115	75,000	107,290
Series AX, 3.06%, 7/1/2025	100,000	106,327
Series BD, 3.35%, 7/1/2029	300,000	329,602
		10,373,165
CONNECTICUT — 0.0% (a)
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	115,656
FLORIDA — 0.0% (a)
County of Broward FL Airport System Revenue Series C, 3.48%, 10/1/2043	200,000	205,237
State Board of Administration Finance Corp.:
Series A, 1.26%, 7/1/2025	150,000	149,269
Series A, 1.71%, 7/1/2027	150,000	149,625
Series A, 2.15%, 7/1/2030	150,000	149,646
		653,777
GEORGIA — 0.0% (a)
City of Atlanta GA Water & Wastewater Revenue 2.26%, 11/1/2035	150,000	149,816
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	170,000	258,816
6.66%, 4/1/2057	96,000	148,509
7.06%, 4/1/2057	293,000	434,802
		991,943

See accompanying notes to financial statements.
92

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
IDAHO — 0.0% (a)
Idaho Energy Res. Authority 2.86%, 9/1/2046	$ 85,000	$ 86,158
ILLINOIS — 0.1%
Chicago O'Hare International Airport, Revenue Series C, 4.47%, 1/1/2049	500,000	657,954
Chicago Transit Authority, Revenue Series B, 6.90%, 12/1/2040	70,000	98,589
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	75,000	103,299
City of Chicago IL Series B, 7.75%, 1/1/2042	41,000	48,987
Sales Tax Securitization Corp., Revenue:
Series A, 4.64%, 1/1/2040	100,000	120,295
Series A, 4.79%, 1/1/2048	100,000	127,398
Series B, 3.82%, 1/1/2048	100,000	112,263
State of Illinois:
4.95%, 6/1/2023	152,727	158,579
5.10%, 6/1/2033	670,000	774,443
7.35%, 7/1/2035	500,000	629,400
		2,831,207
INDIANA — 0.0% (a)
Indiana Finance Authority 3.05%, 1/1/2051	125,000	128,486
KANSAS — 0.0% (a)
Kansas Development Finance Authority Series K, 2.77%, 5/1/2051	100,000	99,268
Kansas Development Finance Authority, Revenue Series H, 4.93%, 4/15/2045	50,000	65,096
		164,364
MARYLAND — 0.0% (a)
Maryland Health & Higher Educational Facilities Authority, Revenue:
Series D, 3.05%, 7/1/2040	200,000	208,079
Series D, 3.20%, 7/1/2050	200,000	208,592
		416,671
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts:
4.91%, 5/1/2029	100,000	119,676
5.46%, 12/1/2039	400,000	545,304
Series H, 2.90%, 9/1/2049	65,000	67,766
Commonwealth of Massachusetts Transportation Fund Revenue 5.73%, 6/1/2040	50,000	68,573
Security Description	Principal Amount	Value
Massachusetts School Building Authority:
Series B, 3.40%, 10/15/2040	$ 85,000	$ 88,953
Series C, 2.95%, 5/15/2043	400,000	406,590
		1,296,862
MICHIGAN — 0.0% (a)
Michigan Finance Authority 3.38%, 12/1/2040	35,000	38,105
Michigan State Building Authority Series II, 2.71%, 10/15/2040	300,000	291,338
Michigan Strategic Fund 3.23%, 9/1/2047	25,000	25,167
University of Michigan, Revenue:
Series B, 2.44%, 4/1/2040	200,000	200,050
Series B, 2.56%, 4/1/2050	500,000	502,472
		1,057,132
MISSISSIPPI — 0.0% (a)
Mississippi, State General Obligation 5.25%, 11/1/2034	100,000	126,480
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri, Revenue 3.65%, 8/15/2057	285,000	349,063
NEBRASKA — 0.0% (a)
University of Nebraska Facilities Corp. Series A, 3.04%, 10/1/2049	100,000	108,002
NEW JERSEY — 0.0% (a)
New Jersey Economic Development Authority, Revenue Series A, 7.43%, 2/15/2029 (g)	275,000	345,629
New Jersey Transportation Trust Fund Authority:
4.08%, 6/15/2039	400,000	443,470
4.13%, 6/15/2042	320,000	358,326
New Jersey Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	325,000	509,899
Rutgers, State University of New Jersey, Revenue:
5.67%, 5/1/2040	205,000	276,632
Series P, 3.92%, 5/1/2119	100,000	118,780
Series R, 3.27%, 5/1/2043	35,000	36,970
		2,089,706
NEW YORK — 0.1%
New York State Dormitory Authority:
5.63%, 3/15/2039	105,000	135,545
Series B, 3.14%, 7/1/2043	250,000	258,167
Series F, 3.11%, 2/15/2039	135,000	143,340

See accompanying notes to financial statements.
93

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series F, 3.19%, 2/15/2043	$ 135,000	$ 142,411
New York State Thruway Authority:
Series M, 2.90%, 1/1/2035	50,000	52,185
Series M, 3.50%, 1/1/2042	50,000	52,025
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	215,000	316,647
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	131,447
New York, NY, General Obligation:
5.52%, 10/1/2037	85,000	113,219
Series A2, 5.21%, 10/1/2031	100,000	119,244
New York, NY, Metropolitan Transportation Authority Revenue 6.67%, 11/15/2039	150,000	213,055
New York, State Urban Development Corp., Revenue Series B, 3.90%, 3/15/2033	250,000	274,706
Port Authority of New York & New Jersey 3.14%, 2/15/2051	210,000	208,860
Port Authority of New York & New Jersey, Revenue:
3.18%, 7/15/2060	395,000	391,791
4.03%, 9/1/2048	350,000	426,198
4.93%, 10/1/2051	220,000	304,930
Series 192, 4.81%, 10/15/2065	150,000	205,803
Series 20, 4.23%, 10/15/2057	125,000	156,751
Series 21, 3.29%, 8/1/2069	500,000	524,936
Series AAA, 1.09%, 7/1/2023	250,000	251,332
Westchester County Local Development Corp. 3.85%, 11/1/2050 (f)	180,000	190,767
		4,613,359
NORTH CAROLINA — 0.0% (a)
Charlotte-Mecklenburg Hospital Authority/The 3.20%, 1/15/2051	125,000	135,961
OHIO — 0.0% (a)
JobsOhio Beverage System Series A, 2.83%, 1/1/2038	50,000	51,546
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	100,000	136,234
Ohio, American Municipal Power, Inc. Revenue Series B, 8.08%, 2/15/2050	200,000	378,839
		566,619
Security Description	Principal Amount	Value
OREGON — 0.0% (a)
Oregon School Boards Association Series B, 5.68%, 6/30/2028 (g)	$ 100,000	$ 117,987
Port of Morrow, OR, Oregon Transmission Facilities, Revenue 2.54%, 9/1/2040	200,000	195,105
		313,092
PENNSYLVANIA — 0.0% (a)
Pennsylvania State University, Revenue:
Series D, 2.79%, 9/1/2043	250,000	252,415
Series D, 2.84%, 9/1/2050	250,000	248,649
Pennsylvania, Turnpike Commission Revenue Series B, 5.51%, 12/1/2045	75,000	106,558
State Public School Building Authority, Revenue 5.00%, 9/15/2027	95,000	109,308
University of Pittsburgh-of the Commonwealth System of Higher Education 3.56%, 9/15/2119	200,000	227,009
		943,939
TENNESSEE — 0.0% (a)
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue Series B, 4.05%, 7/1/2026	10,000	10,934
TEXAS — 0.1%
City of Houston TX:
3.96%, 3/1/2047	700,000	844,767
6.29%, 3/1/2032	90,000	113,527
Dallas Area Rapid Transit Series A, 2.61%, 12/1/2048	165,000	161,784
Dallas Fort Worth International Airport 2.84%, 11/1/2046	200,000	201,057
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	165,000	232,831
Dallas/Fort Worth TX International Airport Revenue:
Series A, 2.99%, 11/1/2038	100,000	104,418
Series A, 3.14%, 11/1/2045	100,000	105,832
Series C, 2.92%, 11/1/2050	40,000	40,906
Series C, 3.09%, 11/1/2040	60,000	61,493
Grand Parkway Transportation Corp. 3.24%, 10/1/2052	185,000	187,181
North Texas Tollway Authority 3.01%, 1/1/2043	70,000	71,606

See accompanying notes to financial statements.
94

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
North Texas, Tollway Authority Revenue 6.72%, 1/1/2049	$ 50,000	$ 84,482
San Antonio, TX, Public Service Board, Revenue 5.99%, 2/1/2039	75,000	105,830
State of Texas 3.21%, 4/1/2044	150,000	156,625
Texas Private Activity Bond Surface Transportation Corp. 3.92%, 12/31/2049	300,000	335,621
Texas, State General Obligation 5.52%, 4/1/2039	100,000	140,706
Texas, State Transportation Commission Revenue Series B-BUILD, 5.18%, 4/1/2030	110,000	132,054
Texas, StateTransportation Commission General Obligation:
2.47%, 10/1/2044	200,000	195,538
2.56%, 4/1/2042	120,000	118,991
University of Texas System, Revenue:
Series A, 3.35%, 8/15/2047	100,000	116,381
Series B, 2.44%, 8/15/2049	50,000	49,427
		3,561,057
VIRGINIA — 0.0% (a)
University of Virginia, Revenue:
2.26%, 9/1/2050	90,000	85,176
Series A, 3.23%, 9/1/2119	350,000	380,634
		465,810
WASHINGTON — 0.0% (a)
Washington, State General Obligation 5.14%, 8/1/2040	200,000	273,741
WISCONSIN — 0.0% (a)
State of Wisconsin, Revenue Series C, 3.15%, 5/1/2027	160,000	171,919
TOTAL MUNICIPAL BONDS & NOTES (Cost $28,614,958)		31,845,103
MORTGAGE-BACKED SECURITIES — 1.1%
BANK 2017-BNK4 Series 2017-BNK4, Class A3, Class A3, 3.36%, 5/15/2050	200,000	212,946
BANK 2017-BNK6 Series 2017-BNK6, Class ASB, Class ASB, 3.29%, 7/15/2060	430,000	448,920
BANK 2017-BNK7 Series 2017-BNK7, Class A4, Class A4, 3.18%, 9/15/2060	300,000	317,831
Security Description	Principal Amount	Value
BANK 2017-BNK9 Series 2017-BNK9, Class A4, 3.54%, 11/15/2054	$ 255,000	$ 276,958
BANK 2018-BNK13 Series 2018-BN13, Class A5, Class A5, 4.22%, 8/15/2061 (c)	390,000	440,143
BANK 2018-BNK14 Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (c)	286,660	323,856
BANK 2018-BNK15 Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	400,000	456,816
BANK 2019-BNK18 Series 2019-BN18, Class A4, 3.58%, 5/15/2062	500,000	548,545
BANK 2019-BNK24 Series 2019-BN24, Class A3, 2.96%, 11/15/2062	1,000,000	1,061,027
BANK 2020-BNK25 Series 2020-BN25, Class A5, Class A5, 2.65%, 1/15/2063	600,000	623,163
BANK 2020-BNK28 Series 2020-BN28, Class A4, 1.84%, 3/15/2063	300,000	293,045
BANK 2020-BNK29 Series 2020-BN29, Class A4, 2.00%, 11/15/2053	1,000,000	987,993
BANK 2021-BNK32 Series 2021-BN32, Class A5, 2.64%, 4/15/2054	500,000	519,262
BANK 2021-BNK36 Series 2021-BN36, Class A5, 2.47%, 9/15/2064	1,000,000	1,024,086
Barclays Commercial Mortgage Trust:
Series 2019-C3, Class A4, 3.58%, 5/15/2052	500,000	547,343
Series 2019-C5, Class A4, Class A4, 3.06%, 11/15/2052	500,000	530,645
BBCMS Mortgage Trust Series 2020-C8, Class A5, 2.04%, 10/15/2053	750,000	740,507
BBCMS Trust Series 2021-C10, Class A5, 2.49%, 7/15/2054	500,000	510,550
Benchmark Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (c)	695,000	766,210
Series 2018-B3, Class A5, 4.03%, 4/10/2051	350,000	389,053
Series 2020-B16, Class A5, 2.73%, 2/15/2053	400,000	416,974
Series 2020-B18, Class A5, 1.93%, 7/15/2053	366,146	359,884

See accompanying notes to financial statements.
95

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2020-B21, Class A5, 1.98%, 12/17/2053	$ 500,000	$ 492,767
Series 2021-B24, Class A5, 2.58%, 3/15/2054	600,000	620,218
Series 2021-B25, Class A5, 2.58%, 4/15/2054	500,000	516,541
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054	950,000	952,557
BENCHMARK Mortgage Trust:
Series 2018-B6, Class A4, Class A4, 4.26%, 10/10/2051	300,000	339,680
Series 2019-B13, Class A4, Class A4, 2.95%, 8/15/2057	1,000,000	1,057,292
Series 2019-B9, Class A5, Class A5, 4.02%, 3/15/2052	342,857	384,625
Series 2020-B19, Class A5, 1.85%, 9/15/2053	500,000	488,441
CD Mortgage Trust Series 2019-CD8, Class A4, 2.91%, 8/15/2057	1,500,000	1,576,726
CFCRE Commercial Mortgage Trust Series 2016-C3, Class A3, Class A3, 3.87%, 1/10/2048	350,000	376,557
Citigroup Commercial Mortgage Trust:
Series 2014-GC25, Class A3, Class A3, 3.37%, 10/10/2047	447,189	465,989
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	1,200,000	1,285,694
Series 2017-P8, Class A4, Class A4, 3.47%, 9/15/2050	500,000	537,463
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	1,500,000	1,572,684
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	750,000	796,156
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	300,000	311,740
COMM Mortgage Trust:
Series 2014-CR14, Class A3, 3.96%, 2/10/2047	500,000	521,209
Series 2014-UBS3, Class A4, Class A4, 3.82%, 6/10/2047	500,000	525,230
Security Description	Principal Amount	Value
Series 2015-CR24, Class A5, Class A5, 3.70%, 8/10/2048	$ 500,000	$ 531,378
Series 2015-LC21, Class A3, Class A3, 3.45%, 7/10/2048	450,564	471,796
Series 2016-CR28, Class A4, Class A4, 3.76%, 2/10/2049	616,000	659,060
Series 2017-COR2, Class A2, 3.24%, 9/10/2050	240,000	250,684
Series 2017-COR2, Class A3, Class A3, 3.51%, 9/10/2050	650,000	694,835
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	1,000,000	1,123,745
Series 2019-GC44, Class A5, Class A5, 2.95%, 8/15/2057	500,000	527,468
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class A4, Class A4, 3.39%, 6/15/2050	500,000	533,667
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	500,000	537,529
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	500,000	570,205
Series 2018-CX12, Class A4, Class A4, 4.22%, 8/15/2051 (c)	500,000	557,304
Series 2019-C17, Class A5, 3.02%, 9/15/2052	1,000,000	1,056,890
GS Mortgage Securities Trust:
Series 2015-GC30, Class A4, Class A4, 3.38%, 5/10/2050	1,600,000	1,684,505
Series 2017-GS5, Class A3, Class A3, 3.41%, 3/10/2050	1,000,000	1,066,389
Series 2017-GS6, Class A3, Class A3, 3.43%, 5/10/2050	500,000	537,865
Series 2017-GS7, Class A4, Class A4, 3.43%, 8/10/2050	500,000	536,269
Series 2019-GC42, Class A4, 3.00%, 9/1/2052	1,000,000	1,058,637
Series 2019-GC38, Class A4, Class A4, VRN, 3.97%, 2/10/2052	750,000	838,573

See accompanying notes to financial statements.
96

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-C10, Class A5, Class A5, 3.14%, 12/15/2047	$ 491,190	$ 499,972
Series 2013-C16, Class AS, Class AS, 4.52%, 12/15/2046	1,000,000	1,045,366
Series 2015-JP1, Class AS, Class AS, VRN, 4.12%, 1/15/2049 (c)	1,250,000	1,339,461
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class A3A1, Class A3A1, 3.54%, 9/15/2047	442,553	457,861
Series 2014-C22, Class A4, Class A4, 3.80%, 9/15/2047	1,500,000	1,581,115
Series 2015-C29, Class A4, 3.61%, 5/15/2048	220,000	232,538
Series 2017-C7, Class A5, Class A5, 3.41%, 10/15/2050	500,000	537,988
Series 2015-C29, Class B, Class B, VRN, 4.12%, 5/15/2048 (c)	500,000	520,975
JPMDB Commercial Mortgage Securities Trust:
Series 2017-C5, Class ASB, Class ASB, 3.49%, 3/15/2050	500,000	523,998
Series 2020-COR7, Class A5, 2.18%, 5/13/2053	650,000	651,397
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A4, 4.07%, 7/15/2046 (c)	614,000	634,182
Series 2013-C11, Class A3, Class A3, 3.96%, 8/15/2046	479,162	488,165
Series 2013-C7, Class B, Class B, 3.77%, 2/15/2046	500,000	498,831
Series 2015-C20, Class A4, 3.25%, 2/15/2048	500,000	522,579
Series 2015-C23, Class A3, Class A3, 3.45%, 7/15/2050	486,368	508,262
Series 2015-C23, Class A4, Class A4, 3.72%, 7/15/2050	800,000	849,254
Series 2015-C26, Class A5, Class A5, 3.53%, 10/15/2048	1,000,000	1,057,842
Security Description	Principal Amount	Value
Series 2013-C10, Class A3, Class A3, VRN, 3.96%, 7/15/2046 (c)	$ 411,477	$ 422,201
Morgan Stanley Capital I Series 2017-HR2, Class A4, Class A4, 3.59%, 12/15/2050	750,000	814,243
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class A3, Class A3, 3.54%, 12/15/2048	500,000	530,890
Series 2018-H3, Class A5, Class A5, 4.18%, 7/15/2051	742,000	833,397
Series 2019-L3, Class A4, Class A4, 3.13%, 11/15/2052	500,000	534,646
Series 2020-HR8, Class A4, 2.04%, 7/15/2053	500,000	493,924
Series 2021-L6, Class A4, 2.44%, 6/15/2054	500,000	508,254
UBS Commercial Mortgage Trust:
Series 2017-C4, Class A4, Class A4, 3.56%, 10/15/2050	325,000	349,777
Series 2017-C7, Class A4, Class A4, 3.68%, 12/15/2050	500,000	540,929
Series 2018-C14, Class A3, Class A3, 4.18%, 12/15/2051	1,000,000	1,086,846
Series 2018-C8, Class A4, 3.98%, 2/15/2051	300,000	331,215
Series 2019-C17, Class ASB, 2.87%, 10/15/2052	400,000	418,054
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4, 3.18%, 3/10/2046	400,000	405,948
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class AS, Class AS, 4.02%, 8/15/2050	500,000	509,749
Series 2015-LC22, Class ASB, Class ASB, 3.57%, 9/15/2058	404,073	419,339
Series 2015-P2, Class A4, Class A4, 3.81%, 12/15/2048	1,335,000	1,422,317
Series 2016-C36, Class A4, 3.07%, 11/15/2059	500,000	524,411

See accompanying notes to financial statements.
97

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-C38, Class A5, Class A5, 3.45%, 7/15/2050	$ 500,000	$ 539,294
Series 2017-C41, Class A4, Class A4, 3.47%, 11/15/2050	300,000	323,382
Series 2017-C42, Class A3, Class A3, 3.33%, 12/15/2050	500,000	533,978
Series 2018-C45, Class A4, Class A4, 4.18%, 6/15/2051	500,000	561,255
Series 2019-C49, Class A5, Class A5, 4.02%, 3/15/2052	800,000	897,258
Series 2019-C52, Class A5, 2.89%, 8/15/2052	1,000,000	1,051,078
Series 2019-C53, Class A4, 3.04%, 10/15/2052	800,000	850,429
Series 2020-C56, Class A5, Class A5, 2.45%, 6/15/2053	148,500	151,510
Series 2021-C59, Class A5, 2.63%, 4/15/2054	700,000	723,682
WFRBS Commercial Mortgage Trust:
Series 2014-C19, Class AS, Class AS, 4.27%, 3/15/2047	638,000	668,403
Series 2013-C16, Class B, Class B, VRN, 5.00%, 9/15/2046 (c)	2,000,000	2,037,757
Series 2014-LC14, Class B, Class B, VRN, 4.91%, 3/15/2047 (c)	500,000	528,589
TOTAL MORTGAGE-BACKED SECURITIES (Cost $66,719,156)		68,816,666
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.0% (a)
Benchmark 2021-B30 Mortgage Trust Series 2021-B30, Class A5, 2.58%, 11/15/2054	500,000	516,481
Wells Fargo Commercial Mortgage Trust 2019-C50 Series 2019-C50, Class A5, 3.73%, 5/15/2052	175,000	193,244
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $709,721)		709,725

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 6.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (h) (i)	303,237,322	$ 303,267,646
State Street Navigator Securities Lending Portfolio II (j) (k)	123,404,458	123,404,458
TOTAL SHORT-TERM INVESTMENTS (Cost $426,699,055)		426,672,104
TOTAL INVESTMENTS — 106.1% (Cost $6,842,773,832)		6,921,556,186
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.1)%		(395,039,810)
NET ASSETS — 100.0%		$ 6,526,516,376
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2021. Maturity date shown is the final maturity.
(f)	Bond is insured by Assured Guaranty Municipal Corp., representing less than 0.05% of net assets.
(g)	Bond is insured by National Public Finance Guaranty Corp., representing less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2021.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
ABS	Asset-Backed Security
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GDIF	Global Debt Issuance Facility
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

See accompanying notes to financial statements.
98

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$1,703,937,340	$—	$1,703,937,340
Asset-Backed Securities	—	19,054,915	—	19,054,915
Foreign Government Obligations	—	211,939,064	—	211,939,064
U.S. Government Agency Obligations	—	1,929,595,251	—	1,929,595,251
U.S. Treasury Obligations	—	2,528,986,018	—	2,528,986,018
Municipal Bonds & Notes	—	31,845,103	—	31,845,103
Mortgage-Backed Securities	—	68,816,666	—	68,816,666
Commercial Mortgage Backed Securities	—	709,725	—	709,725
Short-Term Investments	426,672,104	—	—	426,672,104
TOTAL INVESTMENTS	$426,672,104	$6,494,884,082	$—	$6,921,556,186

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	413,342,891	$413,466,894	$ 709,177,646	$ 819,304,704	$(28,616)	$(43,574)	303,237,322	$303,267,646	$ 73,066
State Street Navigator Securities Lending Portfolio II	207,198,249	207,198,249	647,683,256	731,477,047	—	—	123,404,458	123,404,458	114,557
Total		$620,665,143	$1,356,860,902	$1,550,781,751	$(28,616)	$(43,574)		$426,672,104	$187,623
See accompanying notes to financial statements.
99

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.9%
ADVERTISING — 0.2%
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$ 1,100,000	$ 1,099,901
4.65%, 10/1/2028	1,128,000	1,295,440
4.75%, 3/30/2030	953,000	1,109,073
Omnicom Group, Inc.:
2.45%, 4/30/2030	1,029,000	1,029,700
2.60%, 8/1/2031	1,119,000	1,134,297
4.20%, 6/1/2030	488,000	549,327
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	1,533,000	1,647,162
3.65%, 11/1/2024	946,000	1,002,391
WPP Finance 2010 3.75%, 9/19/2024	1,069,500	1,132,087
		9,999,378
AEROSPACE & DEFENSE — 1.7%
Boeing Co.:
1.17%, 2/4/2023	1,476,000	1,476,251
1.43%, 2/4/2024	3,430,000	3,426,330
1.88%, 6/15/2023	1,133,000	1,142,075
1.95%, 2/1/2024	1,153,000	1,168,300
2.20%, 2/4/2026	8,705,000	8,703,607
2.25%, 6/15/2026	1,144,000	1,150,452
2.70%, 2/1/2027	524,000	534,213
2.75%, 2/1/2026	1,038,000	1,069,171
2.80%, 3/1/2023	729,000	742,647
2.80%, 3/1/2024	868,000	892,590
2.80%, 3/1/2027	989,000	1,008,434
2.85%, 10/30/2024	347,000	358,392
2.95%, 2/1/2030	1,062,000	1,075,466
3.10%, 5/1/2026	689,000	718,310
3.20%, 3/1/2029	1,135,000	1,173,522
3.25%, 2/1/2028	820,000	855,039
3.25%, 3/1/2028	477,000	493,094
3.45%, 11/1/2028	857,000	899,507
3.63%, 2/1/2031	1,445,000	1,541,757
4.51%, 5/1/2023	3,456,000	3,605,368
4.88%, 5/1/2025	4,175,000	4,571,917
5.04%, 5/1/2027	3,060,000	3,455,689
5.15%, 5/1/2030	5,579,000	6,509,354
General Dynamics Corp.:
1.15%, 6/1/2026	619,000	611,170
1.88%, 8/15/2023	829,000	842,297
2.13%, 8/15/2026	455,000	468,059
2.25%, 6/1/2031	986,000	1,000,356
2.38%, 11/15/2024	1,044,000	1,079,767
2.63%, 11/15/2027 (a)	956,000	1,001,047
3.25%, 4/1/2025	249,000	263,751
3.38%, 5/15/2023	1,160,000	1,200,507
3.50%, 5/15/2025	1,041,000	1,114,078
3.50%, 4/1/2027	731,000	796,351
Security Description	Principal Amount	Value
3.63%, 4/1/2030 (a)	$ 1,094,000	$ 1,217,228
3.75%, 5/15/2028	1,022,000	1,131,609
Howmet Aerospace, Inc. 3.00%, 1/15/2029	1,109,000	1,110,952
L3 Technologies, Inc. 4.40%, 6/15/2028	24,000	26,331
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	578,000	551,389
2.90%, 12/15/2029	878,000	907,176
3.83%, 4/27/2025	1,137,000	1,213,770
3.85%, 6/15/2023	476,000	494,588
3.85%, 12/15/2026	929,000	1,010,706
3.95%, 5/28/2024	761,000	803,197
4.40%, 6/15/2028	1,134,000	1,276,873
4.40%, 6/15/2028	998,000	1,120,834
Lockheed Martin Corp.:
1.85%, 6/15/2030 (a)	657,000	646,573
2.90%, 3/1/2025	1,157,000	1,211,957
3.10%, 1/15/2023	25,000	25,537
3.55%, 1/15/2026	2,505,001	2,715,246
Northrop Grumman Corp.:
2.93%, 1/15/2025	1,124,000	1,173,119
3.20%, 2/1/2027	1,159,000	1,231,588
3.25%, 8/1/2023	1,042,000	1,079,679
3.25%, 1/15/2028	2,288,000	2,446,490
4.40%, 5/1/2030	1,151,000	1,329,635
7.75%, 2/15/2031 (b)	480,000	684,149
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	2,000	2,863
Raytheon Technologies Corp.:
1.90%, 9/1/2031	853,000	822,616
2.25%, 7/1/2030	996,000	993,341
2.38%, 3/15/2032	1,035,000	1,034,607
3.13%, 5/4/2027	1,412,000	1,503,865
3.20%, 3/15/2024	1,052,000	1,095,037
3.50%, 3/15/2027	1,256,000	1,354,395
3.70%, 12/15/2023	951,000	994,118
3.95%, 8/16/2025	1,421,000	1,540,549
4.13%, 11/16/2028	3,728,000	4,171,893
7.20%, 8/15/2027	225,000	285,820
7.50%, 9/15/2029	992,000	1,349,795
Rockwell Collins, Inc. 3.50%, 3/15/2027	50,142	52,645
Teledyne Technologies, Inc.:
0.65%, 4/1/2023	822,000	818,079
0.95%, 4/1/2024	1,158,000	1,146,547
1.60%, 4/1/2026	947,000	937,947
2.25%, 4/1/2028	668,000	670,498
2.75%, 4/1/2031	1,004,000	1,020,395
United Technologies Corp. 2.65%, 11/1/2026	272,000	284,591
		98,437,095

See accompanying notes to financial statements.
100

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
AGRICULTURE — 1.0%
Altria Group, Inc.:
2.35%, 5/6/2025	$ 1,029,000	$ 1,054,211
2.63%, 9/16/2026	1,146,000	1,185,010
3.40%, 5/6/2030 (a)	1,090,000	1,131,910
3.80%, 2/14/2024	1,092,000	1,146,666
4.00%, 1/31/2024	860,000	907,807
4.40%, 2/14/2026	882,000	968,577
4.80%, 2/14/2029	2,036,000	2,299,397
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	1,122,000	1,169,898
3.25%, 3/27/2030	1,314,000	1,426,978
BAT Capital Corp.:
2.26%, 3/25/2028	3,856,000	3,761,682
2.73%, 3/25/2031	1,282,000	1,245,181
2.79%, 9/6/2024	1,287,000	1,326,215
3.22%, 8/15/2024	3,118,000	3,243,157
3.22%, 9/6/2026	1,136,000	1,182,531
3.46%, 9/6/2029	924,000	957,356
3.56%, 8/15/2027	4,485,000	4,707,904
4.70%, 4/2/2027	1,080,000	1,190,084
4.91%, 4/2/2030	1,105,000	1,243,081
BAT International Finance PLC 1.67%, 3/25/2026	1,457,000	1,431,910
Bunge, Ltd. Finance Corp.:
1.63%, 8/17/2025	1,089,000	1,087,552
2.75%, 5/14/2031	1,183,000	1,201,041
3.25%, 8/15/2026	974,000	1,028,573
3.75%, 9/25/2027	500,000	544,190
4.35%, 3/15/2024	974,000	1,035,508
Philip Morris International, Inc.:
0.88%, 5/1/2026	1,180,000	1,140,163
1.13%, 5/1/2023	1,099,000	1,104,110
1.50%, 5/1/2025	1,104,000	1,107,643
1.75%, 11/1/2030	619,000	589,876
2.10%, 5/1/2030	819,000	804,102
2.13%, 5/10/2023	989,000	1,003,944
2.63%, 3/6/2023	1,100,000	1,123,485
2.75%, 2/25/2026	982,000	1,024,010
2.88%, 5/1/2024	1,017,000	1,057,680
3.13%, 8/17/2027	649,000	692,451
3.13%, 3/2/2028	985,000	1,044,317
3.25%, 11/10/2024	1,153,000	1,220,808
3.38%, 8/11/2025	1,032,000	1,096,851
3.38%, 8/15/2029	950,000	1,024,822
3.60%, 11/15/2023	37,000	38,815
Reynolds American, Inc.:
4.45%, 6/12/2025	2,752,000	2,971,665
4.85%, 9/15/2023	893,000	948,384
		54,469,545
Security Description	Principal Amount	Value
AIRLINES — 0.4%
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, 3.60%, 3/22/2029	$ 808,989	$ 828,988
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	553,881	561,480
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	676,583	678,064
American Airlines 2016-3 Pass Through Trust Series 2016-3, Class AA, 3.00%, 4/15/2030	879,115	877,700
American Airlines 2017-1 Pass Through Trust Series AA, Class AA, 3.65%, 2/15/2029	446,875	463,762
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	483,101	490,492
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	779,147	809,339
Delta Air Lines 2019-1 Class AA Pass Through Trust Series AA, 3.20%, 10/25/2025	1,041,000	1,073,677
Delta Air Lines 2020-1 Pass Through Trust Series AA, Class AA, 2.00%, 12/10/2029	782,865	767,787
Southwest Airlines Co.:
2.63%, 2/10/2030	744,000	743,926
3.00%, 11/15/2026	1,050,000	1,100,957
3.45%, 11/16/2027	811,000	867,162
4.75%, 5/4/2023	1,305,000	1,367,105
5.13%, 6/15/2027	2,254,000	2,579,883
5.25%, 5/4/2025	1,444,000	1,604,125
Spirit Airlines Pass Through Trust Series A, Class A, 4.10%, 10/1/2029	459,884	476,403
United Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	487,415	504,250
United Airlines 2013-1 Pass Through Trust Series A, Class A, 4.30%, 2/15/2027	852,111	892,595

See accompanying notes to financial statements.
101

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	$ 798,094	$ 829,571
United Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.10%, 1/7/2030	784,202	803,548
United Airlines 2016-2 Pass Through Trust Series AA, 2.88%, 4/7/2030	671,846	681,272
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	855,245	888,420
United Airlines 2020-1 Class B Pass Through Trust Series 2020-1, Class B, 4.88%, 7/15/2027	885,428	921,828
United Airlines 2020-1 Pass Through Trust Series 20-1, Class A, 5.88%, 4/15/2029	3,036,895	3,319,538
United Airlines Pass Through Trust Series A, Class A, 4.00%, 10/11/2027	642,510	672,426
		24,804,298
APPAREL — 0.2%
NIKE, Inc.:
2.25%, 5/1/2023	1,231,000	1,253,909
2.38%, 11/1/2026	896,000	938,085
2.40%, 3/27/2025	1,222,000	1,265,613
2.75%, 3/27/2027	1,106,000	1,171,741
2.85%, 3/27/2030	1,876,000	1,993,606
Ralph Lauren Corp.:
2.95%, 6/15/2030 (a)	1,265,000	1,319,231
3.75%, 9/15/2025	125,000	134,641
Tapestry, Inc.:
4.13%, 7/15/2027 (a)	469,000	507,421
4.25%, 4/1/2025	100,000	106,091
VF Corp.:
2.40%, 4/23/2025	1,114,000	1,145,370
2.80%, 4/23/2027 (a)	1,122,000	1,174,050
2.95%, 4/23/2030	977,000	1,013,989
		12,023,747
AUTO MANUFACTURERS — 2.2%
American Honda Finance Corp.:
Series GMTN, 2.30%, 9/9/2026	797,000	823,173
Series GMTN, 3.45%, 7/14/2023	683,000	710,552
Security Description	Principal Amount	Value
Series GMTN, 3.50%, 2/15/2028	$ 138,000	$ 150,993
Series GMTN, 3.55%, 1/12/2024	1,085,000	1,139,467
Series MTN, 0.35%, 4/20/2023	1,104,000	1,097,928
Series MTN, 0.55%, 7/12/2024	764,000	753,365
Series MTN, 0.65%, 9/8/2023	875,000	872,891
Series MTN, 0.75%, 8/9/2024	1,034,000	1,023,009
Series MTN, 0.88%, 7/7/2023	1,265,000	1,266,354
Series MTN, 1.00%, 9/10/2025	562,000	553,300
Series MTN, 1.20%, 7/8/2025	727,000	724,797
Series MTN, 1.30%, 9/9/2026	1,151,000	1,137,568
Series MTN, 1.80%, 1/13/2031 (a)	1,120,000	1,094,072
Series MTN, 1.95%, 5/10/2023	530,000	538,565
Series MTN, 2.00%, 3/24/2028	966,000	977,235
Series MTN, 2.05%, 1/10/2023	690,000	699,826
Series MTN, 2.15%, 9/10/2024	996,000	1,020,691
Series MTN, 2.35%, 1/8/2027	1,123,000	1,155,769
Series MTN, 2.40%, 6/27/2024	1,253,000	1,291,492
Series MTN, 2.90%, 2/16/2024	698,000	723,938
Series MTN, 3.63%, 10/10/2023	871,000	913,278
Cummins, Inc.:
0.75%, 9/1/2025 (a)	592,000	581,291
1.50%, 9/1/2030	890,000	843,506
3.65%, 10/1/2023	877,000	914,237
Daimler Finance North America LLC 8.50%, 1/18/2031	1,645,000	2,449,306
General Motors Co.:
4.00%, 4/1/2025	752,000	805,031
4.20%, 10/1/2027 (a)	1,151,000	1,263,786
4.88%, 10/2/2023	1,840,000	1,954,706
5.00%, 10/1/2028	1,333,000	1,525,139
5.40%, 10/2/2023	1,399,000	1,498,287
6.13%, 10/1/2025	2,439,000	2,804,265
6.80%, 10/1/2027	1,151,000	1,415,373
General Motors Financial Co., Inc.:
1.05%, 3/8/2024	1,182,000	1,175,712
1.20%, 10/15/2024	921,000	914,148

See accompanying notes to financial statements.
102

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
1.25%, 1/8/2026	$ 1,499,000	$ 1,465,662
1.50%, 6/10/2026	1,345,000	1,324,179
1.70%, 8/18/2023	1,467,000	1,480,907
2.35%, 1/8/2031	1,351,000	1,311,970
2.40%, 4/10/2028	1,207,000	1,206,964
2.40%, 10/15/2028	1,291,000	1,287,372
2.70%, 8/20/2027	1,150,000	1,176,323
2.70%, 6/10/2031	1,099,000	1,094,912
2.75%, 6/20/2025	1,157,000	1,194,707
2.90%, 2/26/2025	1,400,000	1,449,896
3.25%, 1/5/2023	1,034,000	1,056,603
3.50%, 11/7/2024	1,652,000	1,735,872
3.60%, 6/21/2030	778,000	829,504
3.70%, 5/9/2023	1,275,000	1,313,301
3.85%, 1/5/2028	1,225,000	1,322,620
3.95%, 4/13/2024	1,596,000	1,680,764
4.00%, 1/15/2025	1,079,000	1,149,858
4.00%, 10/6/2026	1,314,000	1,421,354
4.15%, 6/19/2023	1,303,000	1,355,433
4.25%, 5/15/2023	1,566,000	1,630,347
4.30%, 7/13/2025	1,177,000	1,268,829
4.35%, 4/9/2025	1,747,000	1,882,235
4.35%, 1/17/2027	1,543,000	1,699,553
5.10%, 1/17/2024	1,812,000	1,943,026
5.25%, 3/1/2026	1,280,000	1,435,622
5.65%, 1/17/2029	1,063,000	1,261,909
PACCAR Financial Corp.:
3.40%, 8/9/2023	698,000	726,457
Series DM#N, 0.50%, 8/9/2024	636,000	625,379
Series MTN, 0.35%, 8/11/2023	250,000	248,087
Series MTN, 0.35%, 2/2/2024	833,000	822,154
Series MTN, 0.80%, 6/8/2023	1,048,000	1,047,906
Series MTN, 0.90%, 11/8/2024	864,000	858,107
Series MTN, 1.10%, 5/11/2026	955,000	943,807
Series MTN, 1.80%, 2/6/2025	902,000	916,143
Series MTN, 1.90%, 2/7/2023 (a)	1,063,000	1,076,500
Series MTN, 2.15%, 8/15/2024	790,000	809,837
Series MTN, 2.65%, 4/6/2023	995,000	1,018,482
Stellantis NV 5.25%, 4/15/2023	1,578,000	1,658,036
Toyota Motor Corp.:
0.68%, 3/25/2024	1,027,000	1,018,003
1.34%, 3/25/2026	712,000	707,728
2.36%, 7/2/2024	2,677,000	2,761,245
2.36%, 3/25/2031	925,000	952,593
2.76%, 7/2/2029	623,000	652,636
Security Description	Principal Amount	Value
3.42%, 7/20/2023 (a)	$ 354,000	$ 368,245
3.67%, 7/20/2028 (a)	824,000	912,662
Toyota Motor Credit Corp.:
0.50%, 6/18/2024	1,174,000	1,157,000
0.63%, 9/13/2024	1,172,000	1,156,987
1.13%, 6/18/2026	1,225,000	1,207,458
1.90%, 9/12/2031	906,000	885,715
3.35%, 1/8/2024	1,118,000	1,169,909
3.65%, 1/8/2029	595,000	662,854
Series GMTN, 2.70%, 1/11/2023	1,083,000	1,106,371
Series GMTN, 3.05%, 1/11/2028	1,128,000	1,210,321
Series GMTN, 3.45%, 9/20/2023	1,805,000	1,884,691
Series MTN, 0.40%, 4/6/2023	1,156,000	1,151,642
Series MTN, 0.45%, 1/11/2024	1,114,000	1,104,330
Series MTN, 0.50%, 8/14/2023	992,000	988,330
Series MTN, 0.80%, 10/16/2025	1,177,000	1,149,646
Series MTN, 0.80%, 1/9/2026 (a)	599,000	583,905
Series MTN, 1.15%, 8/13/2027	916,000	887,751
Series MTN, 1.35%, 8/25/2023	1,149,000	1,159,571
Series MTN, 1.65%, 1/10/2031	960,000	927,686
Series MTN, 1.80%, 2/13/2025	1,809,000	1,838,288
Series MTN, 1.90%, 4/6/2028	1,077,000	1,078,583
Series MTN, 2.00%, 10/7/2024 (a)	1,117,000	1,143,004
Series MTN, 2.15%, 2/13/2030 (a)	741,000	744,772
Series MTN, 2.25%, 10/18/2023	893,000	915,763
Series MTN, 2.63%, 1/10/2023	1,031,000	1,051,672
Series MTN, 2.90%, 3/30/2023	1,137,000	1,168,756
Series MTN, 2.90%, 4/17/2024	781,000	812,123
Series MTN, 3.00%, 4/1/2025	1,494,000	1,569,761
Series MTN, 3.20%, 1/11/2027 (a)	865,000	929,910
Series MTN, 3.38%, 4/1/2030	1,003,000	1,099,579
Series MTN, 3.40%, 4/14/2025	967,000	1,028,878
		122,692,035

See accompanying notes to financial statements.
103

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
AUTO PARTS & EQUIPMENT — 0.1%
Lear Corp.:
3.80%, 9/15/2027	$ 913,000	$ 995,161
4.25%, 5/15/2029	1,152,000	1,273,306
Magna International, Inc.:
3.63%, 6/15/2024	547,000	576,089
4.15%, 10/1/2025	536,000	582,702
		3,427,258
BANKS — 27.6%
Australia & New Zealand Banking Group, Ltd. Series MTN, 3.70%, 11/16/2025	1,086,000	1,179,483
Banco Bilbao Vizcaya Argentaria SA:
0.88%, 9/18/2023	1,034,000	1,029,792
1.13%, 9/18/2025	1,030,000	1,008,463
Banco Santander SA:
1.85%, 3/25/2026	1,888,000	1,877,333
2.71%, 6/27/2024	1,733,000	1,792,875
2.75%, 5/28/2025	1,624,000	1,679,882
2.75%, 12/3/2030	2,008,000	1,963,724
2.96%, 3/25/2031	652,000	664,988
3.13%, 2/23/2023	852,000	872,295
3.31%, 6/27/2029	1,304,000	1,385,852
3.49%, 5/28/2030	1,218,000	1,289,509
3.80%, 2/23/2028	1,772,000	1,919,448
3.85%, 4/12/2023	1,369,000	1,416,997
4.25%, 4/11/2027	1,192,000	1,310,389
4.38%, 4/12/2028	1,444,000	1,617,150
5.18%, 11/19/2025	1,358,000	1,509,336
1 year CMT + 0.90%, 1.72%, 9/14/2027 (c)	1,495,000	1,467,268
1 year CMT + 1.60%, 3.23%, 11/22/2032 (c)	2,882,000	2,887,793
1 year CMT + 0.45%, 0.70%, 6/30/2024 (c)	1,624,000	1,614,370
Bank of America Corp.:
4.10%, 7/24/2023	1,847,000	1,941,012
6.22%, 9/15/2026	2,855,000	3,378,550
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (c)	3,789,000	3,902,140
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	5,832,000	6,139,288
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	7,267,000	7,765,952
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (c)	2,978,000	3,233,751
5 year CMT + 1.20%, 2.48%, 9/21/2036 (c)	2,874,000	2,781,630
SOFR + 0.65%, 1.53%, 12/6/2025 (c)	5,936,000	5,951,137
Security Description	Principal Amount	Value
SOFR + 0.69%, 0.98%, 4/22/2025 (c)	$ 2,863,000	$ 2,839,953
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	9,010,000	8,941,974
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	3,956,000	3,975,147
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	4,684,000	4,599,829
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	12,296,000	12,489,662
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	3,595,000	3,629,871
Series GMTN, 3.30%, 1/11/2023	171,000	175,646
Series GMTN, 3.50%, 4/19/2026	2,661,000	2,867,148
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	2,194,000	2,361,468
Series L, 3.95%, 4/21/2025	3,143,000	3,360,590
Series L, 4.18%, 11/25/2027	2,603,000	2,849,452
Series MTN, 3.25%, 10/21/2027	2,696,000	2,874,206
Series MTN, 3.88%, 8/1/2025	2,251,000	2,442,830
Series MTN, 4.00%, 4/1/2024	2,896,000	3,078,303
Series MTN, 4.00%, 1/22/2025	3,702,000	3,958,808
Series MTN, 4.13%, 1/22/2024	2,991,000	3,178,715
Series MTN, 4.20%, 8/26/2024	3,555,000	3,809,396
Series MTN, 4.25%, 10/22/2026	2,450,000	2,704,898
Series MTN, 4.45%, 3/3/2026	2,514,000	2,770,252
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (c)	2,747,000	2,783,370
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (c)	2,751,000	2,825,057
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (c)	2,737,000	2,852,118
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (c)	2,453,000	2,565,838
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (c)	4,405,000	4,420,946
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (c)	3,513,000	3,758,945

See accompanying notes to financial statements.
104

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (c)	$ 3,356,000	$ 3,674,686
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	6,081,000	6,331,233
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (c)	3,725,000	3,928,050
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (c)	2,900,000	2,993,061
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (c)	3,811,000	4,203,228
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (c)	3,432,000	3,825,925
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (c)	3,068,000	3,324,638
Series MTN, SOFR + 0.41%, 0.52%, 6/14/2024 (c)	2,763,000	2,744,294
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (c)	2,497,000	2,480,095
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (c)	2,477,000	2,447,970
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	2,883,000	2,826,464
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (a) (c)	3,778,000	3,755,936
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	3,991,000	3,949,454
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	2,322,000	2,225,358
Series MTN, SOFR + 1.46%, 1.49%, 5/19/2024 (c)	2,843,000	2,863,839
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	3,145,000	3,015,646
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	3,509,000	3,484,402
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	1,941,000	1,965,845
Bank of Montreal:
0.45%, 12/8/2023	1,207,000	1,195,389
USD 5 Year Swap Rate + 1.28%, 4.34%, 10/5/2028 (c)	1,030,000	1,081,655
Series E, 3.30%, 2/5/2024	1,786,000	1,867,709
Security Description	Principal Amount	Value
Series MTN, 0.40%, 9/15/2023	$ 1,136,000	$ 1,128,309
Series MTN, 0.63%, 7/9/2024	1,420,000	1,400,489
Series MTN, 1.25%, 9/15/2026	4,045,000	3,958,801
Series MTN, 1.85%, 5/1/2025	1,946,000	1,976,358
Series MTN, 2.50%, 6/28/2024	1,377,000	1,420,913
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (c)	1,012,000	982,166
Bank of New York Mellon Corp Series MTN, 1.80%, 7/28/2031	401,000	391,777
Bank of New York Mellon Corp.:
3.40%, 5/15/2024	1,121,000	1,180,088
Series 0012, 3.65%, 2/4/2024	1,135,000	1,195,382
Series G, 3.00%, 2/24/2025	699,000	734,300
Series J, 0.85%, 10/25/2024	1,096,000	1,087,835
Series J, 1.90%, 1/25/2029	1,194,000	1,188,078
Series MTN, 0.35%, 12/7/2023	699,000	693,450
Series MTN, 0.50%, 4/26/2024	983,000	971,469
Series MTN, 0.75%, 1/28/2026	886,000	862,512
Series MTN, 1.05%, 10/15/2026 (a)	1,144,000	1,117,814
Series MTN, 1.60%, 4/24/2025	1,305,000	1,314,801
Series MTN, 1.65%, 7/14/2028	1,049,000	1,041,479
Series MTN, 1.65%, 1/28/2031	1,026,000	997,888
Series MTN, 1.85%, 1/27/2023	672,000	680,380
Series MTN, 2.10%, 10/24/2024	831,000	853,395
Series MTN, 2.20%, 8/16/2023	1,834,000	1,874,110
Series MTN, 2.45%, 8/17/2026	1,108,000	1,151,057
Series MTN, 2.80%, 5/4/2026	1,116,000	1,171,934
Series MTN, 2.95%, 1/29/2023	760,000	776,872
Series MTN, 3.00%, 10/30/2028	589,000	624,299
Series MTN, 3.25%, 9/11/2024	1,107,000	1,165,970

See accompanying notes to financial statements.
105

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.25%, 5/16/2027	$ 718,000	$ 774,356
Series MTN, 3.30%, 8/23/2029	920,000	990,693
Series MTN, 3.40%, 1/29/2028	876,000	951,082
Series MTN, 3.45%, 8/11/2023	1,052,000	1,097,026
Series MTN, 3.50%, 4/28/2023	928,000	961,751
Series MTN, 3.85%, 4/28/2028 (a)	1,167,000	1,310,354
Series MTN, 3.95%, 11/18/2025	1,071,000	1,168,761
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (c)	1,217,000	1,313,751
Bank of Nova Scotia:
0.40%, 9/15/2023	1,210,000	1,201,022
0.55%, 9/15/2023	1,010,000	1,004,344
0.65%, 7/31/2024	671,000	661,861
0.70%, 4/15/2024	1,418,000	1,404,430
0.80%, 6/15/2023	408,000	407,837
1.05%, 3/2/2026	823,000	803,865
1.30%, 6/11/2025	1,192,000	1,186,100
1.30%, 9/15/2026	1,331,000	1,307,401
1.35%, 6/24/2026	976,000	965,108
1.63%, 5/1/2023	1,093,000	1,105,526
1.95%, 2/1/2023	605,000	613,077
2.15%, 8/1/2031	957,000	949,019
2.20%, 2/3/2025	1,174,000	1,202,469
2.38%, 1/18/2023	997,000	1,014,886
2.70%, 8/3/2026	1,523,000	1,589,296
3.40%, 2/11/2024	1,300,000	1,363,024
4.50%, 12/16/2025	1,115,000	1,227,236
Series 2, 5 year CMT + 2.61%, 3.63%, 10/27/2081 (c)	4,826,000	4,661,337
BankUnited, Inc.:
4.88%, 11/17/2025	949,000	1,043,872
5.13%, 6/11/2030	784,000	891,690
Barclays Bank PLC Series BKNT, 3.75%, 5/15/2024	1,734,000	1,839,878
Barclays PLC:
3.65%, 3/16/2025	2,459,000	2,599,999
3.68%, 1/10/2023	1,758,000	1,758,844
4.34%, 1/10/2028	1,608,000	1,760,052
4.38%, 9/11/2024	1,922,000	2,051,658
4.38%, 1/12/2026	2,967,000	3,241,507
4.84%, 5/9/2028	2,644,000	2,906,576
5.20%, 5/12/2026	2,614,000	2,924,961
1 year CMT + 0.80%, 1.01%, 12/10/2024 (c)	1,916,000	1,901,898
1 year CMT + 1.05%, 2.28%, 11/24/2027 (c)	2,069,000	2,074,214
Security Description	Principal Amount	Value
1 year CMT + 1.20%, 2.67%, 3/10/2032 (c)	$ 1,191,000	$ 1,181,377
1 year CMT + 1.30%, 2.89%, 11/24/2032 (c)	1,586,000	1,593,914
1 year CMT + 1.90%, 2.65%, 6/24/2031 (c)	1,082,000	1,079,706
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (c)	2,015,000	2,098,723
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (c)	2,424,000	2,551,357
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (c)	2,097,000	2,399,534
3 Month USD LIBOR + 3.05%, 5.09%, 6/20/2030 (c)	3,546,000	4,013,824
SOFR + 2.71%, 2.85%, 5/7/2026 (c)	1,714,000	1,766,825
BNP Paribas SA:
Series MTN, 3.25%, 3/3/2023	1,091,000	1,123,239
Series MTN, 4.25%, 10/15/2024 (a)	1,128,000	1,216,232
BPCE SA:
4.00%, 4/15/2024	1,794,000	1,909,982
Series MTN, 3.38%, 12/2/2026	1,158,000	1,242,175
Branch Banking & Trust Co. Series BKNT, 3.80%, 10/30/2026	1,173,000	1,276,412
Canadian Imperial Bank of Commerce:
0.45%, 6/22/2023	1,545,000	1,534,401
0.50%, 12/14/2023	2,370,000	2,341,441
0.95%, 6/23/2023	1,655,000	1,656,324
0.95%, 10/23/2025	821,000	803,710
1.00%, 10/18/2024	2,254,000	2,233,669
1.25%, 6/22/2026	1,041,000	1,015,350
2.25%, 1/28/2025	1,036,000	1,059,755
3.10%, 4/2/2024	1,042,000	1,087,004
Series BKNT, 3.50%, 9/13/2023	660,000	689,997
CIT Bank NA Series BKNT, SOFR + 1.72%, 2.97%, 9/27/2025 (c)	435,000	447,819
Citibank NA Series BKNT, 3.65%, 1/23/2024	50,000	52,686
Citigroup, Inc.:
3.20%, 10/21/2026	3,573,000	3,787,309
3.30%, 4/27/2025	1,838,000	1,953,371
3.38%, 3/1/2023	1,642,000	1,689,946
3.40%, 5/1/2026	2,474,000	2,653,489
3.50%, 5/15/2023	2,604,000	2,692,848

See accompanying notes to financial statements.
106

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 1/12/2026	$ 2,380,000	$ 2,573,042
3.75%, 6/16/2024	2,412,000	2,560,314
3.88%, 10/25/2023	1,652,000	1,741,158
3.88%, 3/26/2025	1,274,000	1,358,135
4.00%, 8/5/2024	964,000	1,026,226
4.13%, 7/25/2028	3,929,000	4,318,521
4.30%, 11/20/2026	1,053,000	1,165,229
4.40%, 6/10/2025	3,170,000	3,454,222
4.45%, 9/29/2027	6,546,000	7,298,855
4.60%, 3/9/2026	2,770,000	3,058,606
5.50%, 9/13/2025	2,892,000	3,269,782
6.63%, 1/15/2028	188,000	234,846
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (c)	2,820,000	2,945,772
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (c)	2,627,000	2,739,961
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	2,729,000	2,926,279
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (c)	3,804,000	4,194,366
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (c)	4,248,000	4,686,054
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	2,961,000	3,193,616
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	3,388,000	3,673,608
SOFR + 0.53%, 1.28%, 11/3/2025 (c)	2,456,000	2,450,818
SOFR + 0.67%, 0.98%, 5/1/2025 (c)	2,214,000	2,198,103
SOFR + 0.69%, 0.78%, 10/30/2024 (c)	3,079,000	3,059,325
SOFR + 0.77%, 1.12%, 1/28/2027 (c)	2,959,000	2,883,368
SOFR + 0.77%, 1.46%, 6/9/2027 (a) (c)	3,414,000	3,351,694
SOFR + 1.15%, 2.67%, 1/29/2031 (c)	2,236,000	2,270,367
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	3,616,000	3,636,611
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	1,886,000	1,886,641
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	2,806,000	2,915,630
SOFR + 1.67%, 1.68%, 5/15/2024 (c)	2,452,000	2,478,727
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	4,384,000	4,420,212
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	4,124,000	4,323,725
Security Description	Principal Amount	Value
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	$ 4,601,000	$ 5,257,149
Citizens Bank NA/Providence RI:
Series BKNT, 2.25%, 4/28/2025	2,575,000	2,637,727
Series BKNT, 3.70%, 3/29/2023	1,033,000	1,066,035
Series BKNT, 3.75%, 2/18/2026	847,000	913,168
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	997,000	1,002,294
2.85%, 7/27/2026	673,000	701,656
3.25%, 4/30/2030	328,000	347,677
Comerica Bank:
Series BKNT, 2.50%, 7/23/2024	1,072,000	1,107,387
Series BKNT, 4.00%, 7/27/2025	463,000	500,156
Comerica, Inc.:
3.70%, 7/31/2023	925,000	962,601
4.00%, 2/1/2029	1,066,000	1,192,289
Cooperatieve Rabobank UA:
0.38%, 1/12/2024	866,000	855,296
2.75%, 1/10/2023	1,043,000	1,066,269
4.38%, 8/4/2025	2,372,000	2,573,549
Series BKNT, 3.75%, 7/21/2026	2,126,000	2,288,363
Series MTN, 3.38%, 5/21/2025	1,341,000	1,430,284
Credit Suisse AG:
0.50%, 2/2/2024	1,225,000	1,210,251
1.00%, 5/5/2023	2,391,000	2,397,217
1.25%, 8/7/2026	1,857,000	1,810,835
2.95%, 4/9/2025	1,150,000	1,204,314
Series FXD, 0.52%, 8/9/2023	2,249,000	2,234,089
Series MTN, 3.63%, 9/9/2024	5,462,000	5,793,926
Credit Suisse Group AG 3.75%, 3/26/2025	4,073,000	4,326,341
Credit Suisse Group Funding Guernsey, Ltd.:
3.80%, 6/9/2023	2,156,000	2,234,759
4.55%, 4/17/2026	2,454,000	2,702,467
Deutsche Bank AG:
0.90%, 5/28/2024	590,000	584,961
1.69%, 3/19/2026	1,464,000	1,460,047
3.70%, 5/30/2024	1,077,000	1,129,762
3.70%, 5/30/2024	1,028,000	1,077,488
3.95%, 2/27/2023	1,020,000	1,052,059
4.10%, 1/13/2026	1,163,000	1,250,620
4.10%, 1/13/2026	1,154,000	1,235,865
SOFR + 1.13%, 1.45%, 4/1/2025 (c)	1,247,000	1,239,792

See accompanying notes to financial statements.
107

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.22%, 2.31%, 11/16/2027 (c)	$ 1,693,000	$ 1,692,644
SOFR + 1.72%, 3.04%, 5/28/2032 (c)	1,830,000	1,843,066
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	2,331,000	2,328,063
SOFR + 2.16%, 2.22%, 9/18/2024 (c)	1,881,000	1,905,792
SOFR + 2.58%, 3.96%, 11/26/2025 (c)	2,071,000	2,190,455
SOFR + 3.04%, 3.55%, 9/18/2031 (c)	1,842,000	1,942,113
Series E, 0.96%, 11/8/2023	1,772,000	1,767,588
Discover Bank:
2.45%, 9/12/2024	1,011,000	1,034,637
Series BKNT, 2.70%, 2/6/2030	620,000	628,159
Series BKNT, 3.45%, 7/27/2026	1,224,000	1,296,620
Series BKNT, 4.20%, 8/8/2023	1,857,000	1,948,792
Series BKNT, 4.25%, 3/13/2026	1,134,000	1,238,441
Series BKNT, 4.65%, 9/13/2028	1,007,000	1,144,043
Series BKNT, USD 5 Year Swap Rate + 1.73%, 4.68%, 8/9/2028 (c)	1,158,000	1,210,793
Fifth Third Bancorp:
1.63%, 5/5/2023	839,000	846,878
2.38%, 1/28/2025	968,000	993,487
2.55%, 5/5/2027	632,000	653,387
3.65%, 1/25/2024	1,313,000	1,376,523
3.95%, 3/14/2028	1,161,000	1,281,953
4.30%, 1/16/2024	346,000	365,988
SOFR + 0.69%, 1.71%, 11/1/2027 (c)	921,000	910,805
Fifth Third Bank Class BKNT, 2.25%, 2/1/2027	300,000	307,011
Fifth Third Bank NA:
Series BKNT, 1.80%, 1/30/2023	100,000	101,013
Series BKNT, 3.85%, 3/15/2026	953,000	1,029,107
Series BKNT, 3.95%, 7/28/2025	1,489,000	1,620,434
First Horizon Bank Series BKNT, 5.75%, 5/1/2030	1,065,000	1,278,128
First Horizon Corp. 3.55%, 5/26/2023	712,000	733,880
First Horizon National Corp. 4.00%, 5/26/2025	1,130,000	1,209,055
Security Description	Principal Amount	Value
First Republic Bank Series BKNT, SOFR + 0.62%, 1.91%, 2/12/2024 (c)	$ 725,000	$ 732,895
FNB Corp. 2.20%, 2/24/2023	827,000	834,898
Goldman Sachs Group, Inc.:
0.52%, 3/8/2023	2,514,000	2,506,659
1.22%, 12/6/2023	4,552,000	4,562,561
2.60%, 2/7/2030	2,152,000	2,187,874
3.20%, 2/23/2023	2,465,000	2,527,734
3.50%, 1/23/2025	3,606,000	3,803,681
3.50%, 4/1/2025	5,185,000	5,487,804
3.50%, 11/16/2026	5,940,000	6,334,535
3.63%, 1/22/2023	2,447,000	2,518,110
3.63%, 2/20/2024	2,459,000	2,579,221
3.75%, 5/22/2025	2,635,000	2,812,704
3.75%, 2/25/2026	2,937,000	3,160,124
3.80%, 3/15/2030	3,144,000	3,457,803
3.85%, 1/26/2027	3,330,000	3,585,278
4.00%, 3/3/2024	3,205,000	3,399,928
4.25%, 10/21/2025	2,342,000	2,555,403
5.95%, 1/15/2027	370,000	436,293
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (c)	2,878,000	3,132,444
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	8,665,000	9,628,981
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	2,517,000	2,716,497
SOFR + 0.49%, 0.93%, 10/21/2024 (c)	2,470,000	2,459,478
SOFR + 0.51%, 0.66%, 9/10/2024 (c)	1,966,000	1,950,705
SOFR + 0.57%, 0.67%, 3/8/2024 (c)	2,184,000	2,175,198
SOFR + 0.61%, 0.86%, 2/12/2026 (c)	2,295,000	2,250,293
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	3,885,000	3,805,163
SOFR + 0.82%, 1.54%, 9/10/2027 (c)	3,393,000	3,326,124
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	6,678,000	6,655,829
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	1,550,000	1,483,520
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	3,134,000	3,154,778
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	4,461,000	4,483,662
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (c)	3,450,000	3,618,946
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	4,945,000	4,869,391

See accompanying notes to financial statements.
108

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series FXD, 0.48%, 1/27/2023	$ 2,168,000	$ 2,162,038
Series MTN, 3.85%, 7/8/2024	2,787,000	2,947,726
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (c)	2,796,000	2,724,143
HSBC Holdings PLC:
3.60%, 5/25/2023	2,658,000	2,757,064
3.90%, 5/25/2026	2,824,000	3,050,485
4.25%, 3/14/2024	2,730,000	2,884,081
4.25%, 8/18/2025	2,033,000	2,183,869
4.30%, 3/8/2026	3,617,000	3,958,698
4.38%, 11/23/2026	2,107,000	2,300,043
4.95%, 3/31/2030	3,010,000	3,529,526
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (c)	3,297,000	3,420,539
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (c)	3,135,000	3,291,907
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	2,799,000	3,022,472
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (c)	2,660,000	2,980,051
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	2,931,000	3,168,440
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (c)	3,676,000	3,996,584
SOFR + 0.53%, 0.73%, 8/17/2024 (c)	2,462,000	2,439,817
SOFR + 0.58%, 1.16%, 11/22/2024 (c)	3,188,000	3,178,595
SOFR + 0.71%, 0.98%, 5/24/2025 (c)	2,900,000	2,864,707
SOFR + 1.10%, 2.25%, 11/22/2027 (c)	3,138,000	3,147,947
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	2,832,000	2,845,848
SOFR + 1.29%, 1.59%, 5/24/2027 (c)	3,388,000	3,310,313
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	2,362,000	2,316,933
SOFR + 1.40%, 2.63%, 11/7/2025 (c)	2,054,000	2,109,212
SOFR + 1.41%, 2.87%, 11/22/2032 (c)	2,584,000	2,607,514
SOFR + 1.54%, 1.65%, 4/18/2026 (c)	2,724,000	2,705,068
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	2,599,000	2,544,655
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	2,987,000	3,005,370
Security Description	Principal Amount	Value
SOFR + 1.95%, 2.36%, 8/18/2031 (c)	$ 1,575,000	$ 1,538,743
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	1,521,000	1,543,343
HSBC USA, Inc. 3.50%, 6/23/2024	1,048,000	1,103,460
Huntington Bancshares, Inc.:
2.55%, 2/4/2030	394,000	400,375
2.63%, 8/6/2024	1,079,000	1,111,920
4.00%, 5/15/2025	1,101,000	1,184,874
5 year CMT + 1.17%, 2.49%, 8/15/2036 (b) (c)	889,000	851,600
Huntington National Bank:
1.80%, 2/3/2023	827,000	834,435
Series BKNT, 3.55%, 10/6/2023	1,185,000	1,237,081
ING Groep NV:
3.55%, 4/9/2024	1,271,000	1,332,974
3.95%, 3/29/2027	1,809,000	1,983,044
4.05%, 4/9/2029	1,306,000	1,458,358
4.10%, 10/2/2023	4,394,000	4,623,806
4.55%, 10/2/2028	1,683,000	1,930,956
SOFR + 1.32%, 2.73%, 4/1/2032 (c)	740,000	754,171
Series VAR, SOFR + 1.01%, 1.73%, 4/1/2027 (c)	629,000	624,805
Intesa Sanpaolo SpA 5.25%, 1/12/2024	1,156,000	1,241,197
JPMorgan Chase & Co.:
2.70%, 5/18/2023	2,529,000	2,586,686
2.95%, 10/1/2026	3,470,000	3,664,945
2.97%, 1/15/2023	1,348,000	1,380,123
3.13%, 1/23/2025	2,940,000	3,090,910
3.20%, 1/25/2023	1,516,000	1,556,887
3.20%, 6/15/2026	2,335,000	2,479,210
3.30%, 4/1/2026	2,877,000	3,069,270
3.38%, 5/1/2023	2,284,000	2,357,111
3.63%, 5/13/2024	2,501,000	2,646,858
3.63%, 12/1/2027	2,001,000	2,157,218
3.88%, 2/1/2024	1,775,000	1,878,926
3.88%, 9/10/2024	5,062,000	5,387,183
3.90%, 7/15/2025	2,723,000	2,946,395
4.13%, 12/15/2026	2,358,000	2,601,086
4.25%, 10/1/2027	1,892,000	2,119,002
7.63%, 10/15/2026	1,157,000	1,456,767
7.75%, 7/15/2025	130,000	156,640
8.00%, 4/29/2027	1,406,000	1,820,334
8.75%, 9/1/2030	2,131,000	3,200,954
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (c)	1,969,000	2,033,741
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (c)	3,289,000	3,427,829

See accompanying notes to financial statements.
109

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (c)	$ 8,470,000	$ 8,523,530
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	2,823,000	3,027,470
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (c)	3,132,000	3,299,030
3 Month USD LIBOR + 1.12%, 4.01%, 4/23/2029 (c)	2,833,000	3,129,898
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	2,336,000	2,430,117
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (c)	2,930,000	3,196,015
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027 (c)	2,190,000	2,370,850
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	2,942,000	3,285,743
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (c)	3,090,000	3,506,717
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	3,348,000	3,627,056
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	2,796,000	3,009,027
SOFR + 0.42%, 0.56%, 2/16/2025 (c)	2,137,000	2,107,937
SOFR + 0.49%, 0.77%, 8/9/2025 (c)	2,622,000	2,583,168
SOFR + 0.54%, 0.82%, 6/1/2025 (c)	2,736,000	2,704,208
SOFR + 0.58%, 0.70%, 3/16/2024 (c)	2,349,000	2,344,372
SOFR + 0.58%, 0.97%, 6/23/2025 (c)	2,664,000	2,639,491
SOFR + 0.60%, 0.65%, 9/16/2024 (c)	1,898,000	1,888,225
SOFR + 0.61%, 1.56%, 12/10/2025 (c)	8,312,000	8,326,795
SOFR + 0.70%, 1.04%, 2/4/2027 (c)	3,261,000	3,154,626
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	4,792,000	4,697,246
SOFR + 0.80%, 1.05%, 11/19/2026 (c)	3,153,000	3,071,432
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	4,178,000	4,129,285
SOFR + 1.02%, 2.07%, 6/1/2029 (c)	2,744,000	2,721,115
Security Description	Principal Amount	Value
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	$ 3,218,000	$ 3,098,644
SOFR + 1.11%, 1.76%, 11/19/2031 (c)	1,513,000	1,435,277
SOFR + 1.16%, 2.30%, 10/15/2025 (c)	2,344,000	2,396,084
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	8,328,000	8,384,381
SOFR + 1.25%, 2.58%, 4/22/2032 (c)	3,975,000	4,024,528
SOFR + 1.46%, 1.51%, 6/1/2024 (c)	3,152,000	3,174,505
SOFR + 1.51%, 2.74%, 10/15/2030 (c)	4,670,000	4,791,653
SOFR + 1.59%, 2.01%, 3/13/2026 (c)	5,479,000	5,546,940
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	4,562,000	4,631,342
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	1,924,000	1,937,102
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	1,742,000	1,762,190
SOFR + 2.52%, 2.96%, 5/13/2031 (c)	3,794,000	3,926,373
SOFR + 3.79%, 4.49%, 3/24/2031 (c)	3,723,000	4,310,005
KeyBank NA:
SOFR + 0.32%, 0.43%, 6/14/2024 (c)	1,126,000	1,117,746
Series BKNT, 1.25%, 3/10/2023	310,000	311,900
Series BKNT, 3.30%, 6/1/2025	1,103,000	1,172,555
Series BKNT, 3.38%, 3/7/2023	1,013,000	1,043,491
Series BKNT, 3.40%, 5/20/2026	1,088,000	1,155,935
Series BKNT, 3.90%, 4/13/2029	936,000	1,030,499
Series BKNT, 6.95%, 2/1/2028	720,000	910,850
Series BKNT, SOFR + 0.34%, 0.42%, 1/3/2024 (c)	521,000	519,057
KeyCorp.:
Series MTN, 2.25%, 4/6/2027	1,171,000	1,190,673
Series MTN, 2.55%, 10/1/2029	506,000	517,835
Series MTN, 4.10%, 4/30/2028	1,197,000	1,340,951
Series MTN, 4.15%, 10/29/2025	1,191,000	1,303,097
Lloyds Bank PLC 3.50%, 5/14/2025	785,000	830,577
Lloyds Banking Group PLC:
3.75%, 1/11/2027	1,501,000	1,622,746

See accompanying notes to financial statements.
110

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 3/12/2024	$ 1,091,000	$ 1,151,649
4.05%, 8/16/2023	2,811,000	2,944,270
4.38%, 3/22/2028	1,724,000	1,938,552
4.45%, 5/8/2025	1,917,000	2,084,162
4.50%, 11/4/2024	1,534,000	1,652,686
4.55%, 8/16/2028	2,494,000	2,843,235
4.58%, 12/10/2025	1,998,000	2,180,178
4.65%, 3/24/2026	1,723,000	1,898,074
1 year CMT + 0.55%, 0.70%, 5/11/2024 (c)	1,143,000	1,138,039
1 year CMT + 0.85%, 1.63%, 5/11/2027 (c)	1,247,000	1,226,462
1 year CMT + 1.00%, 2.44%, 2/5/2026 (c)	1,372,000	1,400,935
1 year CMT + 3.50%, 3.87%, 7/9/2025 (c)	1,561,000	1,650,102
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (c)	1,791,000	1,914,507
M&T Bank Corp. 3.55%, 7/26/2023	765,000	794,246
Manufacturers & Traders Trust Co.:
Series BKNT, 2.90%, 2/6/2025 (a)	1,091,000	1,140,095
Series BKNT, 3.40%, 8/17/2027	402,000	430,228
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	2,128,000	2,114,338
2.05%, 7/17/2030	1,565,000	1,520,695
2.19%, 2/25/2025	3,058,000	3,121,178
2.53%, 9/13/2023	1,074,000	1,101,892
2.56%, 2/25/2030	1,308,000	1,321,551
2.76%, 9/13/2026	936,000	971,896
2.80%, 7/18/2024	1,262,000	1,307,823
3.20%, 7/18/2029	1,846,000	1,948,804
3.29%, 7/25/2027	1,076,000	1,149,394
3.41%, 3/7/2024	1,575,000	1,649,245
3.46%, 3/2/2023	1,862,000	1,917,264
3.68%, 2/22/2027	975,000	1,060,478
3.74%, 3/7/2029	2,009,000	2,200,237
3.76%, 7/26/2023	5,400,000	5,635,872
3.78%, 3/2/2025 (a)	836,000	895,289
3.85%, 3/1/2026	2,923,000	3,166,778
3.96%, 3/2/2028	1,252,000	1,388,092
4.05%, 9/11/2028	1,112,000	1,241,993
1 year CMT + 0.45%, 0.96%, 10/11/2025 (c)	2,310,000	2,278,214
1 year CMT + 0.55%, 0.95%, 7/19/2025 (c)	4,743,000	4,688,835
1 year CMT + 0.67%, 1.64%, 10/13/2027 (c)	1,322,000	1,303,585
1 year CMT + 0.68%, 0.85%, 9/15/2024 (c)	1,726,000	1,717,525
Security Description	Principal Amount	Value
1 year CMT + 0.75%, 1.54%, 7/20/2027 (c)	$ 4,201,000	$ 4,129,373
1 year CMT + 0.95%, 2.31%, 7/20/2032 (c)	169,000	166,832
Mizuho Financial Group, Inc.:
2.56%, 9/13/2031	1,297,000	1,265,729
2.84%, 9/13/2026	1,566,000	1,632,320
3.17%, 9/11/2027	1,022,000	1,078,629
3.55%, 3/5/2023	1,155,000	1,190,690
3.66%, 2/28/2027 (a)	956,000	1,032,298
4.02%, 3/5/2028	1,434,000	1,593,246
1 year CMT + 0.67%, 1.23%, 5/22/2027 (c)	1,384,000	1,340,999
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (c)	791,000	801,473
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (c)	1,117,000	1,166,952
3 Month USD LIBOR + 1.07%, 2.59%, 5/25/2031 (c)	959,000	966,116
3 Month USD LIBOR + 1.13%, 3.15%, 7/16/2030 (c)	1,100,000	1,154,967
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (c)	1,813,000	2,022,021
SOFR - 0.87%, 0.85%, 9/8/2024 (c)	789,000	785,615
SOFR - 1.25%, 1.24%, 7/10/2024 (c)	1,921,000	1,925,649
SOFR + 1.24%, 2.84%, 7/16/2025 (c)	1,039,000	1,074,399
SOFR + 1.36%, 2.56%, 9/13/2025 (c)	975,000	1,001,228
SOFR + 1.53%, 1.98%, 9/8/2031 (c)	1,133,000	1,088,235
SOFR + 1.57%, 2.87%, 9/13/2030 (c)	1,034,000	1,065,092
SOFR + 1.77%, 2.20%, 7/10/2031 (c)	1,018,000	994,667
1 year CMT + 0.75%, 1.55%, 7/9/2027 (c)	1,300,000	1,276,717
Morgan Stanley:
3.63%, 1/20/2027	4,070,000	4,416,723
3.95%, 4/23/2027	2,306,000	2,535,862
5.00%, 11/24/2025	3,262,000	3,651,418
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (c)	4,056,000	4,197,879
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	3,372,000	3,637,376
SOFR + 0.53%, 0.79%, 5/30/2025 (c)	3,692,000	3,643,266

See accompanying notes to financial statements.
111

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.62%, 0.73%, 4/5/2024 (c)	$ 3,883,000	$ 3,870,613
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	3,458,000	3,354,502
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	4,446,000	4,400,428
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	3,463,000	3,333,380
SOFR + 1.99%, 2.19%, 4/28/2026 (c)	4,916,000	5,012,108
Series F, 3.88%, 4/29/2024	3,854,000	4,089,055
Series GMTN, 3.13%, 1/23/2023	3,173,000	3,251,119
Series GMTN, 3.70%, 10/23/2024	3,596,000	3,830,603
Series GMTN, 3.75%, 2/25/2023	3,277,000	3,390,253
Series GMTN, 3.88%, 1/27/2026	3,611,000	3,914,793
Series GMTN, 4.00%, 7/23/2025	3,781,000	4,100,948
Series GMTN, 4.35%, 9/8/2026	3,371,000	3,733,787
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (c)	3,980,000	4,333,583
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	4,253,000	4,843,019
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	4,305,000	4,409,827
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (c)	2,038,000	2,010,141
Series MTN, 3.13%, 7/27/2026	6,036,000	6,398,945
Series MTN, 4.10%, 5/22/2023	2,913,000	3,034,676
Series MTN, 6.25%, 8/9/2026	1,552,000	1,852,669
Series MTN, SOFR + 0.46%, 0.53%, 1/25/2024 (c)	3,933,000	3,919,628
Series MTN, SOFR + 0.51%, 0.79%, 1/22/2025 (c)	3,411,000	3,378,425
Series MTN, SOFR + 0.56%, 1.16%, 10/21/2025 (c)	3,152,000	3,124,452
Series MTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	3,653,000	3,595,319
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	489,000	467,225
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	557,000	527,819
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (c)	$ 4,453,000	$ 4,590,152
Series MTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	4,225,000	4,139,359
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	10,039,000	10,029,262
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	3,805,000	4,150,684
National Australia Bank, Ltd.:
2.88%, 4/12/2023	1,068,000	1,096,516
3.00%, 1/20/2023	697,000	714,007
3.38%, 1/14/2026	854,000	920,416
3.63%, 6/20/2023	1,011,000	1,052,421
Series BKNT, 2.50%, 7/12/2026 (a)	1,447,000	1,508,758
National Bank of Canada:
Series FXD, 0.75%, 8/6/2024	1,182,000	1,165,736
Series MTN, 2.10%, 2/1/2023	565,000	572,526
Series MTN, 1 year CMT + 0.40%, 0.55%, 11/15/2024 (c)	1,033,000	1,021,410
Natwest Group PLC:
3.88%, 9/12/2023	3,858,000	4,022,852
4.80%, 4/5/2026	1,715,000	1,912,191
5.13%, 5/28/2024	1,231,000	1,327,781
6.00%, 12/19/2023	1,476,000	1,603,069
6.10%, 6/10/2023	60,000	63,975
1 year CMT + 0.90%, 1.64%, 6/14/2027 (c)	2,261,000	2,226,746
1 year CMT + 2.15%, 2.36%, 5/22/2024 (c)	793,000	805,680
1 year CMT + 2.55%, 3.07%, 5/22/2028 (c)	301,000	313,663
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (c)	3,130,000	3,275,357
3 Month USD LIBOR + 1.75%, 4.89%, 5/18/2029 (c)	2,182,000	2,496,012
3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (c)	3,366,000	3,564,830
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (c)	1,160,000	1,305,255
3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (c)	2,025,000	2,349,283
5 year CMT + 2.10%, 3.75%, 11/1/2029 (c)	1,414,000	1,475,594

See accompanying notes to financial statements.
112

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5 year CMT + 2.35%, 3.03%, 11/28/2035 (c)	$ 56,000	$ 55,205
Northern Trust Corp.:
1.95%, 5/1/2030	1,025,000	1,015,714
3.15%, 5/3/2029 (a)	524,000	563,950
3.65%, 8/3/2028	1,065,000	1,185,036
3.95%, 10/30/2025	1,093,000	1,197,491
People's United Bank NA 4.00%, 7/15/2024	615,000	646,242
PNC Bank NA:
2.50%, 8/27/2024	1,410,000	1,457,009
3.80%, 7/25/2023	1,069,000	1,113,599
Series BKNT, 2.70%, 10/22/2029	954,000	984,738
Series BKNT, 2.95%, 1/30/2023	868,000	887,547
Series BKNT, 2.95%, 2/23/2025	1,045,000	1,097,323
Series BKNT, 3.10%, 10/25/2027 (a)	1,073,000	1,148,722
Series BKNT, 3.25%, 1/22/2028	1,189,000	1,276,356
Series BKNT, 3.30%, 10/30/2024 (a)	1,187,000	1,254,303
Series BKNT, 3.50%, 6/8/2023	1,136,000	1,178,532
Series BKNT, 3.88%, 4/10/2025	1,089,000	1,167,168
Series BKNT, 4.05%, 7/26/2028	1,215,000	1,363,777
Series BKNT, 4.20%, 11/1/2025	832,000	912,355
PNC Financial Services Group Inc 1.15%, 8/13/2026	1,138,000	1,124,390
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	984,000	1,009,919
2.55%, 1/22/2030	2,422,000	2,497,591
2.60%, 7/23/2026	1,155,000	1,211,052
3.15%, 5/19/2027	960,000	1,033,267
3.45%, 4/23/2029	1,888,000	2,054,824
3.50%, 1/23/2024	1,212,000	1,269,194
3.90%, 4/29/2024	1,477,000	1,563,567
SOFR + 0.98%, 2.31%, 4/23/2032 (c)	330,000	332,723
Regions Financial Corp.:
1.80%, 8/12/2028	963,000	942,912
2.25%, 5/18/2025	1,124,000	1,148,391
Royal Bank of Canada:
0.65%, 7/29/2024	296,000	291,971
0.75%, 10/7/2024	2,848,000	2,819,292
1.20%, 4/27/2026	2,081,000	2,045,706
1.40%, 11/2/2026	1,241,000	1,224,036
Series GMTN, 0.43%, 1/19/2024	891,000	880,255
Security Description	Principal Amount	Value
Series GMTN, 0.88%, 1/20/2026	$ 1,405,000	$ 1,367,739
Series GMTN, 1.15%, 7/14/2026	1,163,000	1,139,031
Series GMTN, 1.60%, 4/17/2023	823,000	832,160
Series GMTN, 1.95%, 1/17/2023	943,000	956,013
Series GMTN, 2.25%, 11/1/2024	1,618,000	1,663,207
Series GMTN, 2.55%, 7/16/2024	1,162,000	1,201,334
Series GMTN, 3.70%, 10/5/2023	1,675,000	1,756,572
Series GMTN, 4.65%, 1/27/2026	3,210,000	3,567,947
Series MTN, 0.50%, 10/26/2023	1,251,000	1,242,481
Series MTN, 1.15%, 6/10/2025	1,923,000	1,906,135
Series MTN, 2.30%, 11/3/2031	2,369,000	2,378,689
Santander Holdings USA, Inc.:
3.24%, 10/5/2026	1,612,000	1,690,198
3.40%, 1/18/2023	613,000	626,517
3.45%, 6/2/2025	1,166,000	1,224,533
4.40%, 7/13/2027	1,662,000	1,826,405
4.50%, 7/17/2025	1,050,000	1,136,783
3.50%, 6/7/2024	1,229,000	1,281,577
Santander UK Group Holdings PLC:
3.57%, 1/10/2023	1,152,000	1,152,507
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (c)	2,024,000	2,067,961
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	1,234,000	1,323,946
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (c)	708,000	751,542
SOFR + 0.79%, 1.09%, 3/15/2025 (c)	1,694,000	1,678,873
SOFR + 0.99%, 1.67%, 6/14/2027 (c)	943,000	924,404
SOFR + 1.47%, 2.90%, 3/15/2032 (c)	895,000	904,398
1 year CMT + 1.25%, 1.53%, 8/21/2026 (c)	2,987,000	2,940,283
Santander UK PLC:
2.10%, 1/13/2023	1,078,000	1,093,157
2.88%, 6/18/2024	180,000	186,340
4.00%, 3/13/2024	977,000	1,034,457
Signature Bank 4.00%, 10/15/2030 (c)	1,066,000	1,131,207

See accompanying notes to financial statements.
113

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Sumitomo Mitsui Banking Corp.:
3.00%, 1/18/2023	$ 1,004,000	$ 1,026,660
3.95%, 1/10/2024	1,062,000	1,121,132
Series GMTN, 3.40%, 7/11/2024	630,000	662,861
Series GMTN, 3.65%, 7/23/2025	733,000	785,996
Sumitomo Mitsui Financial Group, Inc.:
0.51%, 1/12/2024	875,000	864,658
0.95%, 1/12/2026	1,075,000	1,042,632
1.40%, 9/17/2026	2,336,000	2,281,268
1.47%, 7/8/2025	2,562,000	2,548,063
1.71%, 1/12/2031	1,375,000	1,295,552
1.90%, 9/17/2028	1,938,000	1,901,159
2.13%, 7/8/2030	780,000	761,857
2.14%, 9/23/2030	978,000	940,318
2.22%, 9/17/2031	1,179,000	1,154,854
2.35%, 1/15/2025	1,570,000	1,608,182
2.45%, 9/27/2024	1,126,000	1,157,415
2.63%, 7/14/2026	2,333,000	2,419,414
2.70%, 7/16/2024	2,205,000	2,278,449
2.72%, 9/27/2029	1,085,000	1,110,519
2.75%, 1/15/2030	715,000	731,831
3.01%, 10/19/2026	1,816,000	1,910,069
3.04%, 7/16/2029	4,584,000	4,786,888
3.10%, 1/17/2023	1,704,000	1,743,311
3.20%, 9/17/2029	2,804,000	2,916,300
3.35%, 10/18/2027	962,000	1,031,726
3.36%, 7/12/2027	1,922,000	2,062,498
3.45%, 1/11/2027	737,000	790,816
3.54%, 1/17/2028 (a)	846,000	915,905
3.75%, 7/19/2023	1,062,000	1,106,986
3.78%, 3/9/2026	1,631,000	1,759,914
3.94%, 10/16/2023	2,856,000	3,000,714
3.94%, 7/19/2028	832,000	921,615
4.31%, 10/16/2028 (a)	997,000	1,128,265
SunTrust Bank Series BKNT, 4.05%, 11/3/2025	801,000	875,934
SVB Financial Group:
1.80%, 10/28/2026	551,000	549,226
1.80%, 2/2/2031	611,000	579,002
2.10%, 5/15/2028	605,000	605,514
3.13%, 6/5/2030	1,155,000	1,212,704
3.50%, 1/29/2025	167,000	176,405
Svenska Handelsbanken AB Series BKNT, 3.90%, 11/20/2023	1,761,000	1,859,792
Toronto-Dominion Bank:
0.55%, 3/4/2024	1,345,000	1,330,461
1.25%, 12/13/2024	3,233,000	3,235,425
USD 5 Year swap Rate + 2.21%, 3.63%, 9/15/2031 (c)	2,418,000	2,597,222
Security Description	Principal Amount	Value
Series GMTN, 3.25%, 3/11/2024	$ 1,421,000	$ 1,488,043
Series GMTN, 3.50%, 7/19/2023	1,629,000	1,697,630
Series MTN, 0.30%, 6/2/2023	1,057,000	1,050,658
Series MTN, 0.45%, 9/11/2023	2,563,000	2,545,982
Series MTN, 0.70%, 9/10/2024	1,182,000	1,167,875
Series MTN, 0.75%, 6/12/2023	3,775,000	3,775,491
Series MTN, 0.75%, 9/11/2025	1,029,000	1,002,606
Series MTN, 0.75%, 1/6/2026	1,527,000	1,481,236
Series MTN, 1.15%, 6/12/2025	933,000	925,872
Series MTN, 1.20%, 6/3/2026	1,576,000	1,549,555
Series MTN, 1.25%, 9/10/2026	1,747,000	1,716,882
Series MTN, 2.00%, 9/10/2031	1,039,000	1,023,914
Series MTN, 2.65%, 6/12/2024	1,812,000	1,879,207
Truist Bank:
Series BKNT, 2.25%, 3/11/2030	987,000	985,253
Series BKNT, 1.25%, 3/9/2023	1,003,000	1,008,707
Series BKNT, 1.50%, 3/10/2025	1,750,000	1,761,147
Series BKNT, 2.15%, 12/6/2024 (a)	1,555,000	1,602,863
Series BKNT, 2.75%, 5/1/2023	1,196,000	1,226,223
Series BKNT, 3.00%, 2/2/2023	2,204,000	2,253,436
Series BKNT, 3.30%, 5/15/2026	1,259,000	1,339,979
Series BKNT, 3.63%, 9/16/2025	1,409,000	1,507,841
Series BKNT, 3 Month USD LIBOR + 0.74%, 3.69%, 8/2/2024 (c)	903,000	941,838
Series BKNT, 5 year CMT + 1.15%, 2.64%, 9/17/2029 (c)	983,000	1,011,222
Series BNKT, 3.20%, 4/1/2024	1,392,000	1,457,327
Truist Financial Corp.:
4.00%, 5/1/2025	1,835,000	1,981,378
Series MTN, 1.13%, 8/3/2027	849,000	821,671
Series MTN, 1.20%, 8/5/2025	1,203,000	1,195,193

See accompanying notes to financial statements.
114

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 1.95%, 6/5/2030 (a)	$ 563,000	$ 556,019
Series MTN, 2.20%, 3/16/2023	1,150,000	1,168,596
Series MTN, 2.50%, 8/1/2024	1,327,000	1,370,499
Series MTN, 2.85%, 10/26/2024	739,000	772,580
Series MTN, 3.70%, 6/5/2025	1,114,000	1,197,349
Series MTN, 3.75%, 12/6/2023	1,065,000	1,119,400
Series MTN, 3.88%, 3/19/2029	1,061,000	1,169,392
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (c)	1,517,000	1,486,827
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (c)	1,795,000	1,766,675
US Bancorp:
1.45%, 5/12/2025	1,876,000	1,884,911
2.40%, 7/30/2024	3,146,000	3,251,202
3.38%, 2/5/2024	920,000	964,712
5 year CMT + 0.95%, 2.49%, 11/3/2036 (c)	1,917,000	1,911,575
Series DMTN, 3.00%, 7/30/2029	1,119,000	1,181,239
Series MTN, 1.38%, 7/22/2030 (a)	1,546,000	1,456,409
Series MTN, 3.10%, 4/27/2026	1,255,000	1,328,618
Series MTN, 3.60%, 9/11/2024	1,057,000	1,122,978
Series MTN, 3.70%, 1/30/2024	1,329,000	1,402,587
Series MTN, 3.90%, 4/26/2028	1,188,000	1,334,219
Series MTN, 3.95%, 11/17/2025	679,000	742,378
Series V, 2.38%, 7/22/2026	1,605,000	1,668,317
Series X, 3.15%, 4/27/2027 (a)	1,479,000	1,586,227
US Bank NA:
Series BKNT, 2.05%, 1/21/2025	2,025,000	2,072,142
Series BKNT, 2.80%, 1/27/2025	1,136,000	1,185,734
Series BKNT, 2.85%, 1/23/2023	300,000	306,513
Series BKNT, 3.40%, 7/24/2023	1,582,000	1,644,442
Valley National Bancorp. SOFR + 2.36%, 3.00%, 6/15/2031 (c)	459,000	462,837
Wachovia Corp. 7.57%, 8/1/2026 (c) (d)	1,052,000	1,303,680
Security Description	Principal Amount	Value
Webster Financial Corp. 4.10%, 3/25/2029	$ 715,000	$ 785,270
Wells Fargo & Co.:
3.00%, 4/22/2026	4,835,000	5,081,827
3.00%, 10/23/2026	4,373,000	4,599,390
3.07%, 1/24/2023	2,078,000	2,080,494
4.13%, 8/15/2023	1,713,000	1,797,074
4.48%, 1/16/2024	783,000	833,801
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	3,721,000	3,791,290
Series B, 7.95%, 11/15/2029	171,000	236,442
Series GMTN, 4.30%, 7/22/2027	3,055,000	3,414,848
Series M, 3.45%, 2/13/2023	2,515,000	2,586,501
Series MTN, 3.00%, 2/19/2025	3,828,000	4,000,145
Series MTN, 3.30%, 9/9/2024	3,306,000	3,479,995
Series MTN, 3.55%, 9/29/2025	3,369,000	3,597,283
Series MTN, 3.75%, 1/24/2024	4,958,000	5,209,172
Series MTN, 4.10%, 6/3/2026	3,594,000	3,919,293
Series MTN, 4.15%, 1/24/2029	3,081,000	3,444,897
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (c)	3,671,000	3,731,682
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (c)	3,405,000	3,596,055
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	3,784,000	4,069,087
Series MTN, SOFR + 0.51%, 0.81%, 5/19/2025 (c)	1,402,000	1,386,298
Series MTN, SOFR + 1.09%, 2.41%, 10/30/2025 (c)	3,613,000	3,702,277
Series MTN, SOFR + 1.26%, 2.57%, 2/11/2031 (c)	3,363,000	3,432,648
Series MTN, SOFR + 1.43%, 2.88%, 10/30/2030 (c)	4,417,000	4,592,222
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (c)	3,369,000	3,397,266
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	3,781,000	3,843,689
Series MTN, SOFR + 4.03%, 4.48%, 4/4/2031 (a) (c)	2,997,000	3,475,051

See accompanying notes to financial statements.
115

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Western Alliance Bancorp SOFR + 2.25%, 3.00%, 6/15/2031 (c)	$ 1,035,000	$ 1,052,419
Westpac Banking Corp.:
1.02%, 11/18/2024 (a)	2,945,000	2,934,103
1.15%, 6/3/2026	1,286,000	1,265,257
1.95%, 11/20/2028	4,591,000	4,573,646
2.00%, 1/13/2023	1,118,000	1,133,451
2.15%, 6/3/2031	1,228,000	1,229,547
2.35%, 2/19/2025	1,230,000	1,269,852
2.65%, 1/16/2030	1,202,000	1,251,595
2.70%, 8/19/2026	1,821,000	1,914,035
2.75%, 1/11/2023	1,264,000	1,290,885
2.85%, 5/13/2026	2,097,000	2,212,188
3.30%, 2/26/2024	1,235,000	1,296,305
3.35%, 3/8/2027	1,284,000	1,386,386
3.40%, 1/25/2028	1,145,000	1,246,790
3.65%, 5/15/2023	2,567,000	2,669,192
5 year CMT + 2.00%, 4.11%, 7/24/2034 (c)	1,093,000	1,178,997
5 year CMT + 1.35%, 2.89%, 2/4/2030 (c)	1,763,000	1,800,094
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (c)	1,203,000	1,301,502
Wintrust Financial Corp. 4.85%, 6/6/2029	580,000	627,589
Zions Bancorp NA 3.25%, 10/29/2029	1,161,000	1,200,404
		1,556,176,244
BEVERAGES — 1.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/2026	4,237,000	4,570,579
Anheuser-Busch InBev Finance, Inc. 3.65%, 2/1/2026	2,835,000	3,054,174
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	2,169,000	2,376,552
4.00%, 4/13/2028	3,038,000	3,377,800
4.75%, 1/23/2029	5,447,000	6,342,214
4.90%, 1/23/2031	672,000	808,980
Brown-Forman Corp. 3.50%, 4/15/2025	406,000	432,552
Coca-Cola Co 1.45%, 6/1/2027 (a)	1,368,000	1,361,379
Coca-Cola Co.:
1.00%, 3/15/2028	1,108,000	1,065,442
1.38%, 3/15/2031 (a)	1,540,000	1,453,175
1.50%, 3/5/2028 (a)	1,110,000	1,094,371
1.65%, 6/1/2030	1,545,000	1,496,873
1.75%, 9/6/2024	927,000	945,355
2.00%, 3/5/2031 (a)	1,180,000	1,176,531
2.13%, 9/6/2029 (a)	1,433,000	1,455,770
Security Description	Principal Amount	Value
2.90%, 5/25/2027	$ 1,371,000	$ 1,463,131
3.38%, 3/25/2027	1,187,000	1,291,088
3.45%, 3/25/2030	1,318,000	1,459,052
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025	1,000,000	1,079,440
Coca-Cola Femsa SAB de CV 2.75%, 1/22/2030	1,521,000	1,552,667
Constellation Brands, Inc.:
2.25%, 8/1/2031	1,065,000	1,040,963
2.88%, 5/1/2030	907,000	929,802
3.15%, 8/1/2029	12,000	12,642
3.20%, 2/15/2023	509,000	520,676
3.50%, 5/9/2027	965,000	1,040,231
3.60%, 2/15/2028	522,000	563,556
4.25%, 5/1/2023	1,189,000	1,240,103
4.40%, 11/15/2025	517,000	569,139
4.65%, 11/15/2028	952,000	1,092,163
4.75%, 11/15/2024	1,241,000	1,356,351
Diageo Capital PLC:
1.38%, 9/29/2025	1,010,000	1,008,142
2.00%, 4/29/2030	1,073,000	1,060,017
2.63%, 4/29/2023	1,705,000	1,740,600
3.50%, 9/18/2023	1,099,000	1,144,400
3.88%, 5/18/2028 (a)	421,000	470,787
Diageo Captial PLC:
2.13%, 10/24/2024	1,161,000	1,190,095
2.38%, 10/24/2029	1,240,000	1,266,313
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023 (a)	411,000	420,893
Keurig Dr Pepper, Inc.:
0.75%, 3/15/2024	358,000	355,526
2.25%, 3/15/2031	1,054,000	1,040,867
2.55%, 9/15/2026	1,139,000	1,175,630
3.13%, 12/15/2023	772,000	801,081
3.20%, 5/1/2030	868,000	918,561
3.40%, 11/15/2025	1,143,000	1,213,169
3.43%, 6/15/2027	645,000	691,821
4.06%, 5/25/2023	1,309,000	1,364,201
4.42%, 5/25/2025	1,132,000	1,233,733
4.60%, 5/25/2028	2,534,000	2,885,288
Molson Coors Brewing Co. 3.00%, 7/15/2026	2,370,000	2,486,794
PepsiCo, Inc.:
0.40%, 10/7/2023	938,000	934,426
0.75%, 5/1/2023	2,285,000	2,289,776
1.40%, 2/25/2031 (a)	842,000	804,009
1.63%, 5/1/2030	659,000	641,774
1.95%, 10/21/2031	1,631,000	1,630,658
2.25%, 3/19/2025	1,155,000	1,194,917
2.38%, 10/6/2026	739,000	772,218
2.63%, 3/19/2027	1,196,000	1,255,250
2.63%, 7/29/2029	613,000	644,680
2.75%, 3/1/2023	1,464,000	1,499,853
2.75%, 4/30/2025	538,000	562,845
2.75%, 3/19/2030	1,871,000	1,978,171

See accompanying notes to financial statements.
116

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.85%, 2/24/2026 (a)	$ 1,021,000	$ 1,079,483
3.00%, 10/15/2027 (a)	1,597,000	1,716,184
3.50%, 7/17/2025	970,000	1,039,578
3.60%, 3/1/2024	1,430,000	1,506,291
7.00%, 3/1/2029 (a)	1,083,000	1,475,598
		89,716,380
BIOTECHNOLOGY — 0.7%
Amgen, Inc.:
1.65%, 8/15/2028	1,487,000	1,457,557
1.90%, 2/21/2025 (a)	658,000	669,041
2.20%, 2/21/2027	2,503,000	2,560,944
2.25%, 8/19/2023	1,310,000	1,336,803
2.30%, 2/25/2031	1,334,000	1,339,830
2.45%, 2/21/2030	489,000	497,689
2.60%, 8/19/2026	484,000	504,507
3.13%, 5/1/2025	1,272,000	1,339,111
3.20%, 11/2/2027	1,706,000	1,835,895
3.63%, 5/22/2024	957,000	1,008,582
Baxalta, Inc. 4.00%, 6/23/2025	1,195,000	1,287,326
Biogen, Inc.:
2.25%, 5/1/2030	1,897,000	1,869,418
4.05%, 9/15/2025	2,095,000	2,274,730
Gilead Sciences, Inc.:
0.75%, 9/29/2023	2,912,000	2,898,692
1.20%, 10/1/2027 (a)	653,000	631,144
1.65%, 10/1/2030	1,220,000	1,169,724
2.50%, 9/1/2023	604,000	618,659
2.95%, 3/1/2027	1,728,000	1,820,292
3.50%, 2/1/2025	2,168,000	2,294,047
3.65%, 3/1/2026	3,433,000	3,702,319
3.70%, 4/1/2024	1,941,000	2,039,176
Illumina, Inc.:
0.55%, 3/23/2023	762,000	758,198
2.55%, 3/23/2031	707,000	708,103
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,595,000	1,509,396
Royalty Pharma PLC:
0.75%, 9/2/2023	1,154,000	1,146,580
1.20%, 9/2/2025	846,000	830,975
1.75%, 9/2/2027	630,000	619,479
2.15%, 9/2/2031	1,190,000	1,135,403
2.20%, 9/2/2030	1,306,000	1,264,783
		41,128,403
BUILDING MATERIALS — 0.6%
Carrier Global Corp.:
2.24%, 2/15/2025	3,105,000	3,181,166
2.49%, 2/15/2027	1,867,000	1,916,700
2.70%, 2/15/2031	460,000	467,976
2.72%, 2/15/2030	2,368,000	2,419,267
Eagle Materials, Inc. 2.50%, 7/1/2031	1,148,000	1,132,950
Security Description	Principal Amount	Value
Fortune Brands Home & Security, Inc.:
3.25%, 9/15/2029	$ 1,089,000	$ 1,151,400
4.00%, 9/21/2023	1,035,000	1,083,987
4.00%, 6/15/2025	1,154,000	1,238,104
Johnson Controls International PLC:
3.90%, 2/14/2026	200,000	216,486
3.63%, 7/2/2024 (c) (d)	412,000	433,626
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
1.75%, 9/15/2030	301,000	288,716
2.00%, 9/16/2031	1,054,000	1,017,995
Lennox International, Inc.:
1.35%, 8/1/2025	796,000	786,838
1.70%, 8/1/2027	986,000	970,185
3.00%, 11/15/2023	2,000	2,059
Martin Marietta Materials, Inc.:
0.65%, 7/15/2023	1,148,000	1,143,948
2.40%, 7/15/2031	903,000	897,058
3.45%, 6/1/2027	577,000	617,707
3.50%, 12/15/2027	859,000	925,126
4.25%, 7/2/2024	418,000	445,918
Series CB, 2.50%, 3/15/2030	1,130,000	1,137,695
Masco Corp.:
1.50%, 2/15/2028	640,000	619,840
2.00%, 10/1/2030	705,000	675,862
2.00%, 2/15/2031 (a)	915,000	879,214
3.50%, 11/15/2027	1,124,000	1,207,738
Owens Corning:
3.40%, 8/15/2026	833,000	881,997
3.88%, 6/1/2030	1,106,000	1,208,393
3.95%, 8/15/2029	929,000	1,016,865
4.20%, 12/1/2024	941,000	1,005,901
Vulcan Materials Co.:
3.50%, 6/1/2030	1,181,000	1,273,165
3.90%, 4/1/2027	592,000	648,216
4.50%, 4/1/2025	388,000	420,739
		31,312,837
CHEMICALS — 1.2%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	158,000	158,784
1.85%, 5/15/2027 (a)	526,000	534,674
2.05%, 5/15/2030	160,000	160,970
2.75%, 2/3/2023	573,000	585,474
3.35%, 7/31/2024	666,000	700,832
Albemarle Corp. 4.15%, 12/1/2024	1,088,000	1,165,618
Cabot Corp. 4.00%, 7/1/2029	623,000	675,855
Celanese US Holdings LLC:
1.40%, 8/5/2026	740,000	721,826

See accompanying notes to financial statements.
117

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 5/8/2024	$ 656,000	$ 685,349
CF Industries, Inc. 3.45%, 6/1/2023	300,000	309,231
Dow Chemical Co.:
2.10%, 11/15/2030 (a)	1,163,000	1,143,950
3.63%, 5/15/2026	613,000	660,599
4.80%, 11/30/2028	938,000	1,094,355
7.38%, 11/1/2029	1,123,000	1,509,132
DuPont de Nemours, Inc.:
4.21%, 11/15/2023	3,165,000	3,346,861
4.49%, 11/15/2025	1,924,000	2,125,943
4.73%, 11/15/2028	2,745,000	3,181,729
Eastman Chemical Co.:
3.80%, 3/15/2025	1,116,000	1,192,078
4.50%, 12/1/2028	1,120,000	1,272,298
Ecolab, Inc.:
0.90%, 12/15/2023	657,000	657,920
1.30%, 1/30/2031 (a)	1,145,000	1,071,205
1.65%, 2/1/2027	2,376,000	2,388,070
2.70%, 11/1/2026	924,000	972,159
3.25%, 12/1/2027	1,083,000	1,173,950
4.80%, 3/24/2030 (a)	953,000	1,143,476
EI du Pont de Nemours & Co. 2.30%, 7/15/2030	463,000	465,371
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	1,031,000	1,040,506
FMC Corp.:
3.20%, 10/1/2026	1,015,000	1,074,225
3.45%, 10/1/2029	1,150,000	1,225,175
4.10%, 2/1/2024	642,000	673,997
Huntsman International LLC:
2.95%, 6/15/2031 (a)	1,065,000	1,082,391
4.50%, 5/1/2029	1,037,000	1,151,661
International Flavors & Fragrances, Inc.:
3.20%, 5/1/2023	300,000	306,651
4.45%, 9/26/2028	392,000	444,152
Linde, Inc.:
2.65%, 2/5/2025	781,000	811,584
2.70%, 2/21/2023	709,000	721,627
3.20%, 1/30/2026	351,000	374,313
LYB International Finance B.V. 4.00%, 7/15/2023	1,001,000	1,045,885
LYB International Finance III LLC:
1.25%, 10/1/2025	1,171,000	1,153,857
2.25%, 10/1/2030	839,000	834,973
LyondellBasell Industries NV 5.75%, 4/15/2024	1,119,000	1,218,625
Mosaic Co.:
4.05%, 11/15/2027	716,000	789,254
4.25%, 11/15/2023	1,181,000	1,241,727
NewMarket Corp. 2.70%, 3/18/2031	827,000	824,445
Security Description	Principal Amount	Value
Nutrien, Ltd.:
1.90%, 5/13/2023	$ 1,215,000	$ 1,230,443
2.95%, 5/13/2030	1,153,000	1,216,092
3.00%, 4/1/2025	999,000	1,041,687
4.00%, 12/15/2026	1,178,000	1,291,618
4.20%, 4/1/2029	850,000	958,451
PPG Industries, Inc.:
1.20%, 3/15/2026	917,000	897,880
2.40%, 8/15/2024	843,000	868,079
2.55%, 6/15/2030	888,000	905,467
2.80%, 8/15/2029	86,000	90,035
3.20%, 3/15/2023	671,000	688,151
3.75%, 3/15/2028	973,000	1,080,332
Praxair, Inc. 1.10%, 8/10/2030	812,000	758,213
Rohm & Haas Co. 7.85%, 7/15/2029	949,000	1,287,157
RPM International, Inc.:
3.75%, 3/15/2027	769,000	838,056
4.55%, 3/1/2029	883,000	1,001,702
Sherwin-Williams Co.:
2.30%, 5/15/2030	723,000	724,236
2.95%, 8/15/2029	779,000	820,622
3.13%, 6/1/2024	844,000	881,938
3.45%, 8/1/2025	988,000	1,051,598
3.45%, 6/1/2027	1,707,000	1,849,808
3.95%, 1/15/2026	449,000	488,054
Westlake Chemical Corp.:
0.88%, 8/15/2024	1,051,000	1,035,193
3.38%, 6/15/2030	1,088,000	1,154,977
3.60%, 8/15/2026	873,000	936,965
		68,209,511
COMMERCIAL SERVICES — 1.0%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	1,287,000	1,215,636
1.70%, 5/15/2028	1,460,000	1,456,788
3.38%, 9/15/2025 (a)	271,000	291,032
Block Financial LLC:
2.50%, 7/15/2028	1,173,000	1,175,592
3.88%, 8/15/2030	91,000	97,435
5.25%, 10/1/2025	100,000	111,047
Cintas Corp. No. 2 3.70%, 4/1/2027	604,000	661,495
Emory University Series 2020, 2.14%, 9/1/2030	62,000	62,766
Equifax, Inc.:
2.35%, 9/15/2031	1,206,000	1,189,936
2.60%, 12/1/2024	1,144,000	1,183,880
2.60%, 12/15/2025	458,000	474,218
3.10%, 5/15/2030	766,000	802,822
3.95%, 6/15/2023	1,131,000	1,176,036
Global Payments, Inc.:
1.20%, 3/1/2026	1,153,000	1,121,880

See accompanying notes to financial statements.
118

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
1.50%, 11/15/2024	$ 511,000	$ 511,153
2.15%, 1/15/2027	1,080,000	1,085,108
2.65%, 2/15/2025	1,221,000	1,255,750
2.90%, 5/15/2030	933,000	950,121
2.90%, 11/15/2031	1,030,000	1,046,398
3.20%, 8/15/2029	1,458,000	1,518,084
3.75%, 6/1/2023	1,034,000	1,065,620
4.00%, 6/1/2023	1,152,000	1,197,251
GXO Logistics, Inc.:
1.65%, 7/15/2026 (b)	1,163,000	1,138,251
2.65%, 7/15/2031 (b)	985,000	971,496
IHS Markit, Ltd.:
3.63%, 5/1/2024	548,000	574,490
4.13%, 8/1/2023	709,000	740,260
4.25%, 5/1/2029	443,000	501,866
4.75%, 8/1/2028	704,000	813,993
Leland Stanford Junior University 1.29%, 6/1/2027	852,000	842,279
Moody's Corp.:
2.00%, 8/19/2031	858,000	835,726
3.25%, 1/15/2028	704,000	755,779
3.75%, 3/24/2025	1,158,000	1,237,497
4.25%, 2/1/2029	574,000	649,005
4.88%, 2/15/2024	1,079,000	1,154,303
PayPal Holdings, Inc.:
1.35%, 6/1/2023	1,324,000	1,335,122
1.65%, 6/1/2025	1,873,000	1,896,131
2.30%, 6/1/2030	715,000	725,482
2.40%, 10/1/2024	1,409,000	1,457,991
2.65%, 10/1/2026 (a)	1,434,000	1,508,310
2.85%, 10/1/2029	2,188,000	2,304,905
Quanta Services, Inc.:
0.95%, 10/1/2024	1,035,000	1,022,994
2.35%, 1/15/2032	541,000	526,312
2.90%, 10/1/2030	1,250,000	1,277,212
RELX Capital, Inc.:
3.00%, 5/22/2030	1,152,000	1,209,946
3.50%, 3/16/2023	865,000	890,647
4.00%, 3/18/2029	33,000	36,594
S&P Global, Inc.:
1.25%, 8/15/2030	1,058,000	988,669
2.50%, 12/1/2029	1,137,000	1,175,840
2.95%, 1/22/2027	1,147,000	1,213,285
4.00%, 6/15/2025	1,041,000	1,128,225
Total System Services, Inc.:
4.45%, 6/1/2028	780,000	870,020
4.80%, 4/1/2026	902,000	1,001,563
United Rentals North America, Inc. 3.88%, 11/15/2027	92,000	95,466
Verisk Analytics, Inc.:
4.00%, 6/15/2025	1,052,000	1,132,573
4.13%, 3/15/2029	968,000	1,079,359
Security Description	Principal Amount	Value
Yale University Series 2020, 1.48%, 4/15/2030	$ 958,000	$ 934,816
		53,676,455
COMPUTERS — 2.8%
Amdocs, Ltd. 2.54%, 6/15/2030	534,000	531,127
Apple, Inc.:
0.55%, 8/20/2025 (a)	1,743,000	1,701,255
0.70%, 2/8/2026 (a)	2,709,000	2,646,205
0.75%, 5/11/2023	2,845,000	2,855,327
1.13%, 5/11/2025	2,677,000	2,671,218
1.20%, 2/8/2028	5,479,000	5,321,424
1.25%, 8/20/2030	1,617,000	1,526,982
1.40%, 8/5/2028	2,622,000	2,568,616
1.65%, 5/11/2030	2,589,000	2,529,505
1.65%, 2/8/2031 (a)	2,603,000	2,536,207
1.70%, 8/5/2031 (a)	768,000	749,998
1.80%, 9/11/2024	1,384,000	1,413,631
2.05%, 9/11/2026	2,741,000	2,818,324
2.20%, 9/11/2029	2,305,000	2,359,813
2.40%, 1/13/2023	1,025,000	1,042,691
2.40%, 5/3/2023	6,191,000	6,336,241
2.45%, 8/4/2026	2,842,000	2,968,668
2.50%, 2/9/2025	1,738,000	1,808,702
2.75%, 1/13/2025	1,388,000	1,451,140
2.85%, 2/23/2023	1,731,000	1,769,411
2.85%, 5/11/2024	5,330,000	5,555,033
2.90%, 9/12/2027	2,953,000	3,147,485
3.00%, 2/9/2024	1,646,000	1,714,902
3.00%, 6/20/2027	1,242,000	1,331,585
3.00%, 11/13/2027	1,646,000	1,767,343
3.20%, 5/13/2025	1,995,000	2,123,179
3.20%, 5/11/2027	2,476,000	2,671,257
3.25%, 2/23/2026	4,012,000	4,292,720
3.35%, 2/9/2027	2,354,000	2,558,280
3.45%, 5/6/2024	3,073,000	3,250,312
CGI, Inc.:
1.45%, 9/14/2026 (b)	757,000	740,906
2.30%, 9/14/2031 (b)	749,000	720,987
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024	1,199,000	1,273,134
4.90%, 10/1/2026	1,929,000	2,174,542
5.30%, 10/1/2029	2,160,000	2,537,330
5.45%, 6/15/2023	702,000	741,375
5.85%, 7/15/2025	1,122,000	1,272,673
6.02%, 6/15/2026	5,747,000	6,659,336
6.10%, 7/15/2027	968,000	1,159,964
6.20%, 7/15/2030	2,489,000	3,146,270
Dell, Inc. 7.10%, 4/15/2028	100,000	124,761
DXC Technology Co.:
1.80%, 9/15/2026	1,170,000	1,158,698
2.38%, 9/15/2028	658,000	645,024

See accompanying notes to financial statements.
119

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Fortinet, Inc.:
1.00%, 3/15/2026	$ 1,037,000	$ 1,005,154
2.20%, 3/15/2031	978,000	957,217
Genpact Luxembourg Sarl 3.38%, 12/1/2024	753,000	793,323
Genpact Luxembourg SARL/Genpact USA, Inc. 1.75%, 4/10/2026	1,025,000	1,022,273
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	1,329,000	1,337,001
1.75%, 4/1/2026	952,000	952,143
2.25%, 4/1/2023	878,000	891,741
4.45%, 10/2/2023	1,948,000	2,056,309
4.90%, 10/15/2025	3,134,000	3,477,956
HP, Inc.:
1.45%, 6/17/2026 (b)	1,161,000	1,142,389
2.20%, 6/17/2025	1,569,000	1,603,863
2.65%, 6/17/2031 (b)	951,000	938,922
3.00%, 6/17/2027	1,232,000	1,296,557
3.40%, 6/17/2030 (a)	959,000	1,012,992
International Business Machines Corp.:
1.70%, 5/15/2027	1,635,000	1,629,981
1.95%, 5/15/2030	1,517,000	1,483,186
3.00%, 5/15/2024	3,336,000	3,484,419
3.30%, 5/15/2026	3,350,000	3,585,706
3.30%, 1/27/2027	1,230,000	1,319,987
3.38%, 8/1/2023	1,342,000	1,395,157
3.45%, 2/19/2026	1,427,000	1,530,443
3.50%, 5/15/2029	4,019,000	4,366,041
3.63%, 2/12/2024	2,354,000	2,480,716
6.22%, 8/1/2027	1,152,000	1,411,868
6.50%, 1/15/2028	1,029,000	1,296,283
7.00%, 10/30/2025	1,074,000	1,294,739
Kyndryl Holdings, Inc.:
2.05%, 10/15/2026 (b)	1,152,000	1,123,384
2.70%, 10/15/2028 (b)	982,000	951,529
3.15%, 10/15/2031 (a) (b)	1,157,000	1,120,069
Leidos, Inc.:
2.30%, 2/15/2031	1,152,000	1,105,770
2.95%, 5/15/2023	997,000	1,020,898
3.63%, 5/15/2025	1,002,000	1,063,773
4.38%, 5/15/2030	1,801,000	2,009,069
NetApp, Inc.:
1.88%, 6/22/2025	1,114,000	1,126,187
2.38%, 6/22/2027	1,130,000	1,159,448
2.70%, 6/22/2030	1,130,000	1,136,780
3.30%, 9/29/2024	881,000	923,429
Teledyne FLIR LLC 2.50%, 8/1/2030	1,013,000	1,016,941
Western Digital Corp.:
2.85%, 2/1/2029	1,199,000	1,210,343
4.75%, 2/15/2026	260,000	284,235
		157,391,802
Security Description	Principal Amount	Value
COSMETICS/PERSONAL CARE — 0.6%
Colgate-Palmolive Co.:
Series MTN, 1.95%, 2/1/2023	$ 821,000	$ 832,042
Series MTN, 2.10%, 5/1/2023	981,000	998,697
Series MTN, 3.25%, 3/15/2024	971,000	1,021,152
Estee Lauder Cos., Inc 2.60%, 4/15/2030	990,000	1,026,333
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031	915,000	902,812
2.00%, 12/1/2024	955,000	979,219
2.38%, 12/1/2029 (a)	1,170,000	1,197,905
3.15%, 3/15/2027	670,000	718,635
Procter & Gamble Co.:
0.55%, 10/29/2025	517,000	504,789
1.00%, 4/23/2026 (a)	1,113,000	1,102,471
1.20%, 10/29/2030 (a)	1,412,000	1,336,260
1.95%, 4/23/2031 (a)	1,250,000	1,261,450
2.45%, 11/3/2026	803,000	842,178
2.70%, 2/2/2026 (a)	107,000	113,113
2.80%, 3/25/2027	3,446,000	3,655,069
2.85%, 8/11/2027	2,052,000	2,193,321
3.00%, 3/25/2030	1,820,000	1,977,412
3.10%, 8/15/2023 (a)	1,176,000	1,221,946
Unilever Capital Corp.:
0.38%, 9/14/2023	916,000	910,156
0.63%, 8/12/2024 (a)	1,152,000	1,144,858
1.38%, 9/14/2030	1,079,000	1,021,122
1.75%, 8/12/2031 (a)	1,102,000	1,071,464
2.00%, 7/28/2026 (a)	995,000	1,018,393
2.13%, 9/6/2029	855,000	862,344
2.60%, 5/5/2024	987,000	1,020,982
2.90%, 5/5/2027	1,048,000	1,112,022
3.10%, 7/30/2025	786,000	833,514
3.13%, 3/22/2023	1,022,000	1,049,584
3.25%, 3/7/2024	1,164,000	1,218,592
3.38%, 3/22/2025	1,020,000	1,085,668
3.50%, 3/22/2028 (a)	1,090,000	1,192,809
		35,426,312
DISTRIBUTION & WHOLESALE — 0.0% (e)
WW Grainger, Inc. 1.85%, 2/15/2025	1,056,000	1,074,512
DIVERSIFIED FINANCIAL SERVICES — 4.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.15%, 10/29/2023	2,123,000	2,114,105
1.75%, 1/30/2026	954,000	937,171
2.45%, 10/29/2026	3,959,000	3,988,732
2.88%, 8/14/2024	1,863,000	1,916,151
3.00%, 10/29/2028	1,085,000	1,101,264
3.15%, 2/15/2024	1,717,000	1,769,866
3.30%, 1/23/2023	849,000	867,084

See accompanying notes to financial statements.
120

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 1/15/2025	$ 3,604,000	$ 3,768,415
3.65%, 7/21/2027	700,000	738,521
3.88%, 1/23/2028 (a)	1,781,000	1,894,539
4.13%, 7/3/2023	1,091,000	1,134,258
4.45%, 10/1/2025	1,965,000	2,116,010
4.45%, 4/3/2026	1,242,000	1,348,998
4.50%, 9/15/2023	2,039,000	2,139,931
4.63%, 10/15/2027	1,698,000	1,875,458
4.88%, 1/16/2024	1,335,000	1,420,106
6.50%, 7/15/2025	3,324,000	3,801,160
Series 3NC1, 1.75%, 10/29/2024	2,048,000	2,045,420
Affiliated Managers Group, Inc.:
3.30%, 6/15/2030	916,000	969,302
3.50%, 8/1/2025	988,000	1,052,230
4.25%, 2/15/2024	306,000	325,370
Air Lease Corp.:
0.80%, 8/18/2024	966,000	946,786
1.88%, 8/15/2026	1,395,000	1,373,712
2.10%, 9/1/2028	1,129,000	1,091,811
2.25%, 1/15/2023	816,000	826,371
2.75%, 1/15/2023	1,130,000	1,148,396
3.00%, 9/15/2023	1,161,000	1,192,068
3.13%, 12/1/2030	578,000	590,196
3.25%, 3/1/2025	768,000	798,298
3.25%, 10/1/2029	1,182,000	1,212,779
3.38%, 7/1/2025	1,136,000	1,187,404
3.63%, 4/1/2027	967,000	1,017,777
3.63%, 12/1/2027 (a)	588,000	621,934
3.88%, 7/3/2023	1,257,000	1,302,654
4.25%, 9/15/2024	983,000	1,046,384
4.63%, 10/1/2028	321,000	354,471
Series GMTN, 3.75%, 6/1/2026	533,000	568,066
Series MTN, 0.70%, 2/15/2024	807,000	794,968
Series MTN, 2.30%, 2/1/2025	226,000	229,381
Series MTN, 2.88%, 1/15/2026	1,638,000	1,689,351
Series MTN, 3.00%, 2/1/2030	959,000	961,359
Series MTN, 4.25%, 2/1/2024	423,000	445,863
Aircastle, Ltd.:
4.13%, 5/1/2024	1,158,000	1,211,361
4.25%, 6/15/2026	739,000	792,341
4.40%, 9/25/2023	1,060,000	1,110,403
5.00%, 4/1/2023	1,091,000	1,139,571
Ally Financial, Inc.:
1.45%, 10/2/2023	2,271,000	2,278,880
2.20%, 11/2/2028	804,000	798,975
3.05%, 6/5/2023	1,229,000	1,259,700
3.88%, 5/21/2024	926,000	976,013
4.63%, 3/30/2025	902,000	981,728
Security Description	Principal Amount	Value
5.13%, 9/30/2024	$ 964,000	$ 1,054,982
8.00%, 11/1/2031	1,086,000	1,501,916
8.00%, 11/1/2031	2,420,000	3,424,106
American Express Co.:
0.75%, 11/3/2023	1,135,000	1,132,707
1.65%, 11/4/2026	1,226,000	1,229,237
2.50%, 7/30/2024	1,707,000	1,763,212
3.00%, 10/30/2024	1,791,000	1,877,398
3.13%, 5/20/2026	721,000	764,635
3.30%, 5/3/2027 (b)	3,846,000	4,125,527
3.40%, 2/27/2023	1,979,000	2,036,134
3.40%, 2/22/2024	1,055,000	1,104,965
3.63%, 12/5/2024 (a)	960,000	1,025,942
3.70%, 8/3/2023	2,331,000	2,429,998
4.20%, 11/6/2025	1,227,000	1,350,718
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	813,000	856,479
3.00%, 4/2/2025	1,094,000	1,142,858
3.70%, 10/15/2024	995,000	1,062,182
4.00%, 10/15/2023	1,249,000	1,316,171
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	1,140,000	1,103,497
Aptiv PLC 4.35%, 3/15/2029	733,000	832,160
BGC Partners, Inc.:
3.75%, 10/1/2024	835,000	870,755
5.38%, 7/24/2023	1,143,000	1,206,859
BlackRock, Inc.:
1.90%, 1/28/2031	1,178,000	1,161,426
2.10%, 2/25/2032	2,251,000	2,233,847
2.40%, 4/30/2030	1,101,000	1,130,947
3.20%, 3/15/2027	705,000	761,315
3.25%, 4/30/2029	916,000	997,258
3.50%, 3/18/2024	905,000	956,884
Blackstone Private Credit Fund:
1.75%, 9/15/2024 (b)	764,000	752,082
2.35%, 11/22/2024 (b)	984,000	984,157
2.63%, 12/15/2026 (b)	1,552,000	1,514,395
3.25%, 3/15/2027 (b)	799,000	799,983
BorgWarner, Inc.:
2.65%, 7/1/2027 (a)	912,000	942,953
3.38%, 3/15/2025 (a)	822,000	867,999
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	964,000	1,031,895
Brookfield Finance, Inc.:
2.72%, 4/15/2031	757,000	764,267
3.90%, 1/25/2028	528,000	579,675
4.00%, 4/1/2024	932,000	984,369
4.25%, 6/2/2026	974,000	1,072,481
4.35%, 4/15/2030	1,020,000	1,149,642
4.85%, 3/29/2029	1,017,000	1,172,306
Capital One Bank USA NA:
3.38%, 2/15/2023	1,909,000	1,961,326

See accompanying notes to financial statements.
121

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.91%, 2.28%, 1/28/2026 (c)	$ 1,199,000	$ 1,222,596
Capital One Financial Corp.:
2.60%, 5/11/2023	1,199,000	1,224,347
3.20%, 1/30/2023	1,033,000	1,058,422
3.20%, 2/5/2025	1,264,000	1,327,491
3.30%, 10/30/2024	1,915,000	2,018,659
3.50%, 6/15/2023	1,756,000	1,819,813
3.65%, 5/11/2027	1,074,000	1,159,415
3.75%, 4/24/2024	714,000	752,949
3.75%, 7/28/2026	3,552,000	3,805,648
3.75%, 3/9/2027	2,005,000	2,173,861
3.80%, 1/31/2028	1,817,000	1,978,731
3.90%, 1/29/2024	1,355,000	1,427,289
4.20%, 10/29/2025	1,973,000	2,145,302
4.25%, 4/30/2025	1,084,000	1,173,246
SOFR + 0.69%, 1.34%, 12/6/2024 (c)	3,328,000	3,348,933
SOFR + 0.86%, 1.88%, 11/2/2027 (c)	855,000	851,358
SOFR + 1.27%, 2.62%, 11/2/2032 (c)	310,000	308,720
SOFR + 1.34%, 2.36%, 7/29/2032 (c)	672,000	637,547
Cboe Global Markets, Inc.:
1.63%, 12/15/2030	1,123,000	1,066,951
3.65%, 1/12/2027	756,000	819,874
Charles Schwab Corp:
2.75%, 10/1/2029	816,000	853,618
3.30%, 4/1/2027	1,136,000	1,219,246
3.63%, 4/1/2025	1,110,000	1,182,883
3.75%, 4/1/2024	1,077,000	1,136,558
Charles Schwab Corp.:
0.75%, 3/18/2024	1,946,000	1,937,243
0.90%, 3/11/2026	1,767,000	1,726,730
1.15%, 5/13/2026	1,125,000	1,110,589
1.65%, 3/11/2031	638,000	612,882
1.95%, 12/1/2031	1,078,000	1,058,822
2.00%, 3/20/2028	1,455,000	1,472,445
2.30%, 5/13/2031 (a)	551,000	556,400
3.00%, 3/10/2025	751,000	786,800
3.20%, 3/2/2027	936,000	1,001,941
3.20%, 1/25/2028	1,270,000	1,365,123
3.25%, 5/22/2029	295,000	317,034
3.45%, 2/13/2026	222,000	238,328
3.55%, 2/1/2024	1,005,000	1,055,310
3.85%, 5/21/2025	335,000	361,040
4.00%, 2/1/2029	564,000	632,718
4.20%, 3/24/2025	1,000,000	1,087,700
4.63%, 3/22/2030	1,004,000	1,188,907
CI Financial Corp. 3.20%, 12/17/2030	767,000	788,346
Citigroup Global Markets Holdings, Inc. 0.75%, 6/7/2024	976,000	965,098
Security Description	Principal Amount	Value
CME Group, Inc. 3.75%, 6/15/2028	$ 1,052,000	$ 1,168,120
Discover Financial Services:
3.75%, 3/4/2025	1,176,000	1,245,278
3.95%, 11/6/2024	754,000	802,543
4.10%, 2/9/2027	1,170,000	1,273,861
4.50%, 1/30/2026	1,102,000	1,206,955
Eaton Vance Corp.:
3.50%, 4/6/2027	943,000	1,010,651
3.63%, 6/15/2023	759,000	787,493
Franklin Resources, Inc.:
1.60%, 10/30/2030	1,198,000	1,130,804
2.85%, 3/30/2025	150,000	156,924
Intercontinental Exchange, Inc.:
0.70%, 6/15/2023	1,004,000	1,003,147
2.10%, 6/15/2030	1,252,000	1,241,871
3.10%, 9/15/2027	384,000	409,044
3.45%, 9/21/2023	818,000	850,646
3.75%, 12/1/2025	1,492,000	1,612,151
3.75%, 9/21/2028	800,000	885,224
4.00%, 10/15/2023	875,000	922,591
Invesco Finance PLC:
3.75%, 1/15/2026	667,000	721,227
4.00%, 1/30/2024	1,122,000	1,183,766
Janus Capital Group, Inc. 4.88%, 8/1/2025	1,108,000	1,213,415
Jefferies Group LLC 6.45%, 6/8/2027	953,000	1,165,147
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
2.63%, 10/15/2031	1,287,000	1,270,810
4.15%, 1/23/2030	1,120,000	1,243,379
4.85%, 1/15/2027	879,000	999,036
Lazard Group LLC:
3.63%, 3/1/2027	838,000	899,124
3.75%, 2/13/2025	524,000	556,766
4.38%, 3/11/2029	776,000	877,780
4.50%, 9/19/2028	732,000	836,317
Lear Corp.:
2.60%, 1/15/2032	780,000	768,370
3.50%, 5/30/2030	728,000	775,131
Legg Mason, Inc. 4.75%, 3/15/2026	1,160,000	1,297,680
Magna International, Inc. 2.45%, 6/15/2030	1,194,000	1,211,098
Mastercard, Inc.:
1.90%, 3/15/2031	864,000	863,559
2.00%, 3/3/2025 (a)	1,057,000	1,083,404
2.00%, 11/18/2031 (a)	1,140,000	1,135,942
2.95%, 11/21/2026	1,049,000	1,116,870
2.95%, 6/1/2029	1,246,000	1,332,983
3.30%, 3/26/2027	1,042,000	1,126,861
3.35%, 3/26/2030 (a)	1,535,000	1,688,040
3.38%, 4/1/2024	1,218,000	1,284,357

See accompanying notes to financial statements.
122

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 2/26/2028	$ 713,000	$ 780,928
Nasdaq, Inc.:
1.65%, 1/15/2031 (a)	1,117,000	1,039,648
3.85%, 6/30/2026	943,000	1,027,182
4.25%, 6/1/2024	1,109,000	1,179,721
Nomura Holdings, Inc.:
1.65%, 7/14/2026	1,310,000	1,288,293
1.85%, 7/16/2025	361,000	361,256
2.17%, 7/14/2028	1,213,000	1,188,473
2.61%, 7/14/2031	1,332,000	1,313,126
2.65%, 1/16/2025	301,000	309,690
3.10%, 1/16/2030	1,313,000	1,353,257
ORIX Corp.:
2.25%, 3/9/2031 (a)	1,085,000	1,086,465
3.25%, 12/4/2024	684,000	720,368
3.70%, 7/18/2027	913,000	992,531
4.05%, 1/16/2024	831,000	876,539
Raymond James Financial, Inc. 4.65%, 4/1/2030	727,000	842,419
Stifel Financial Corp.:
4.00%, 5/15/2030	916,000	1,008,727
4.25%, 7/18/2024	1,104,000	1,175,705
Synchrony Financial:
3.70%, 8/4/2026	1,091,000	1,160,006
3.95%, 12/1/2027	3,196,000	3,436,307
4.25%, 8/15/2024	1,366,000	1,447,714
4.38%, 3/19/2024	1,174,000	1,240,343
4.50%, 7/23/2025	1,059,000	1,144,874
5.15%, 3/19/2029	950,000	1,092,557
Visa, Inc.:
0.75%, 8/15/2027	1,150,000	1,106,588
1.10%, 2/15/2031	603,000	563,021
1.90%, 4/15/2027	1,777,000	1,806,018
2.05%, 4/15/2030	1,814,000	1,833,827
2.75%, 9/15/2027	924,000	977,195
3.15%, 12/14/2025	5,046,500	5,386,230
Western Union Co.:
1.35%, 3/15/2026	809,000	794,212
2.75%, 3/15/2031	878,000	869,536
2.85%, 1/10/2025	690,000	714,723
4.25%, 6/9/2023	819,000	853,185
		256,610,679
ELECTRIC — 5.6%
AEP Texas, Inc.:
3.95%, 6/1/2028	1,031,000	1,132,935
Series I, 2.10%, 7/1/2030	1,040,000	1,002,446
AEP Transmission Co. LLC 3.10%, 12/1/2026	1,041,000	1,100,139
AES Corp.:
1.38%, 1/15/2026	505,000	490,769
2.45%, 1/15/2031	1,148,000	1,119,541
Alabama Power Co.:
Series 13-A, 3.55%, 12/1/2023	432,000	452,805
Security Description	Principal Amount	Value
Series 17A, 2.45%, 3/30/2022	$ 526	$ 528
Series 20-A, 1.45%, 9/15/2030	588,000	553,637
Ameren Corp.:
1.75%, 3/15/2028	814,000	788,750
1.95%, 3/15/2027	209,000	209,815
2.50%, 9/15/2024	850,000	873,417
3.50%, 1/15/2031	644,000	697,162
3.65%, 2/15/2026	1,008,000	1,074,226
Ameren Illinois Co.:
1.55%, 11/15/2030	412,000	390,296
3.25%, 3/1/2025	546,000	573,824
3.80%, 5/15/2028	517,000	570,525
American Electric Power Co., Inc.:
2.30%, 3/1/2030	1,211,000	1,191,115
Series J, 4.30%, 12/1/2028	503,000	561,992
Series M, 0.75%, 11/1/2023	366,000	363,991
Series N, 1.00%, 11/1/2025	368,000	360,162
Appalachian Power Co.:
3.40%, 6/1/2025	983,000	1,040,427
Series AA, 2.70%, 4/1/2031	1,296,000	1,326,352
Series X, 3.30%, 6/1/2027	767,000	820,567
Arizona Public Service Co.:
2.60%, 8/15/2029	858,000	875,495
2.95%, 9/15/2027	67,000	70,392
3.15%, 5/15/2025	660,000	688,433
Atlantic City Electric Co. 4.00%, 10/15/2028	746,000	832,133
Avangrid, Inc.:
3.15%, 12/1/2024	1,051,000	1,100,922
3.20%, 4/15/2025	884,000	930,074
3.80%, 6/1/2029	1,020,000	1,115,033
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	1,129,000	1,133,110
2.40%, 8/15/2026	636,000	653,713
3.35%, 7/1/2023	154,000	158,680
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	814,000	771,998
2.80%, 1/15/2023	783,000	798,973
3.25%, 4/15/2028	903,000	968,693
3.50%, 2/1/2025 (a)	709,000	752,405
3.70%, 7/15/2030	1,316,000	1,461,155
3.75%, 11/15/2023	699,000	731,336
4.05%, 4/15/2025 (a)	1,872,000	2,027,432
Black Hills Corp.:
1.04%, 8/23/2024	1,152,000	1,140,572
2.50%, 6/15/2030	914,000	908,032
3.05%, 10/15/2029	238,000	248,865
3.15%, 1/15/2027	557,000	582,449
3.95%, 1/15/2026	1,028,000	1,102,273

See accompanying notes to financial statements.
123

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 11/30/2023	$ 1,026,000	$ 1,078,901
CenterPoint Energy Houston Electric LLC:
Series AA, 3.00%, 2/1/2027	915,000	966,725
Series Z, 2.40%, 9/1/2026	557,000	574,551
CenterPoint Energy, Inc.:
1.45%, 6/1/2026	1,244,000	1,223,263
2.50%, 9/1/2024	120,000	123,382
2.65%, 6/1/2031	1,075,000	1,087,878
2.95%, 3/1/2030	516,000	533,080
4.25%, 11/1/2028	899,000	1,003,617
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	1,163,000	1,241,444
Cleveland Electric Illuminating Co. 5.50%, 8/15/2024	1,081,000	1,192,959
CMS Energy Corp.:
3.00%, 5/15/2026	1,051,000	1,096,971
3.45%, 8/15/2027	1,150,000	1,236,629
5 year CMT + 4.12%, 4.75%, 6/1/2050 (c)	682,000	740,127
Commonwealth Edison Co.:
2.20%, 3/1/2030	963,000	965,176
2.55%, 6/15/2026	1,116,000	1,166,923
3.70%, 8/15/2028	921,000	1,012,750
Series 122, 2.95%, 8/15/2027	1,168,000	1,237,087
Connecticut Light & Power Co.:
Series A, 0.75%, 12/1/2025	605,000	588,375
Series A, 2.05%, 7/1/2031	963,000	952,388
Series A, 3.20%, 3/15/2027	405,000	432,346
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031	978,000	984,494
3.80%, 5/15/2028	589,000	647,765
Series 20A, 3.35%, 4/1/2030	571,000	614,145
Series B, 3.13%, 11/15/2027	775,000	817,733
Series D, 4.00%, 12/1/2028	858,000	961,260
Consolidated Edison, Inc. Series A, 0.65%, 12/1/2023	1,090,000	1,081,727
Consumers Energy Co.:
0.35%, 6/1/2023	708,000	703,695
3.38%, 8/15/2023	126,000	130,230
3.80%, 11/15/2028	564,000	628,042
Delmarva Power & Light Co. 3.50%, 11/15/2023	420,000	437,401
Security Description	Principal Amount	Value
Dominion Energy South Carolina, Inc. Series A, 2.30%, 12/1/2031	$ 1,000,000	$ 1,008,550
Dominion Energy, Inc.:
3.07%, 8/15/2024 (c) (d)	964,000	998,906
3.90%, 10/1/2025	1,014,000	1,096,347
4.25%, 6/1/2028	1,019,000	1,139,864
3 Month USD LIBOR + 3.06%, 5.75%, 10/1/2054 (c)	568,000	605,778
Series A, 1.45%, 4/15/2026	457,000	452,412
Series A, 3.30%, 3/15/2025	774,000	812,011
Series B, 3.60%, 3/15/2027	62,000	66,786
Series C, 2.25%, 8/15/2031	1,154,000	1,130,389
Series C, 3.38%, 4/1/2030	1,658,000	1,766,002
Series D, 2.85%, 8/15/2026	382,000	398,686
DTE Electric Co.:
2.25%, 3/1/2030	1,000,000	1,004,240
3.38%, 3/1/2025 (a)	402,000	424,669
Series A, 1.90%, 4/1/2028	818,000	813,231
Series C, 2.63%, 3/1/2031	454,000	468,760
DTE Energy Co.:
2.85%, 10/1/2026	1,172,000	1,223,357
2.95%, 3/1/2030	699,000	722,165
Series C, 2.53%, 10/1/2024	1,132,000	1,166,956
Series C, 3.40%, 6/15/2029	461,000	487,941
Series F, 1.05%, 6/1/2025	1,072,000	1,052,050
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	217,000	221,956
2.45%, 2/1/2030	1,031,000	1,046,166
2.50%, 3/15/2023	583,000	592,975
2.55%, 4/15/2031	1,300,000	1,331,785
2.95%, 12/1/2026	999,000	1,058,530
3.05%, 3/15/2023	1,029,000	1,055,301
3.95%, 11/15/2028	1,240,000	1,380,777
Series A, 6.00%, 12/1/2028	1,174,000	1,448,822
Duke Energy Corp.:
0.90%, 9/15/2025	681,000	662,055
2.45%, 6/1/2030	1,109,000	1,103,987
2.55%, 6/15/2031	1,230,000	1,229,287
2.65%, 9/1/2026	1,155,000	1,198,821
3.15%, 8/15/2027	1,185,000	1,252,533
3.40%, 6/15/2029	677,000	720,653
3.75%, 4/15/2024	1,237,000	1,299,852
3.95%, 10/15/2023	592,000	618,409
5 year CMT + 2.32%, 3.25%, 1/15/2082 (c)	1,347,000	1,314,793

See accompanying notes to financial statements.
124

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Duke Energy Florida LLC:
1.75%, 6/15/2030	$ 1,000,000	$ 962,210
2.40%, 12/15/2031	2,754,000	2,788,508
2.50%, 12/1/2029	742,000	759,437
3.20%, 1/15/2027	882,000	940,300
3.80%, 7/15/2028	760,000	838,440
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	549,000	565,146
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	810,000	798,449
3.65%, 2/1/2029	1,100,000	1,196,085
3.80%, 9/1/2023	909,000	945,051
Duke Energy Progress LLC:
3.38%, 9/1/2023	145,000	150,620
3.45%, 3/15/2029	808,000	873,933
3.70%, 9/1/2028	1,048,000	1,150,966
Edison International:
2.95%, 3/15/2023	1,098,000	1,121,245
3.55%, 11/15/2024	967,000	1,014,828
4.13%, 3/15/2028	1,172,000	1,244,863
4.95%, 4/15/2025	1,082,000	1,179,824
5.75%, 6/15/2027	457,000	522,675
Emera US Finance L.P.:
0.83%, 6/15/2024	1,166,000	1,143,461
2.64%, 6/15/2031 (a)	566,000	560,917
3.55%, 6/15/2026	833,000	886,062
Enel Americas SA 4.00%, 10/25/2026 (a)	1,062,000	1,134,694
Enel Chile SA 4.88%, 6/12/2028	907,000	999,904
Enel Generacion Chile SA 4.25%, 4/15/2024	592,000	618,699
Entergy Arkansas LLC:
3.50%, 4/1/2026	564,000	604,354
3.70%, 6/1/2024	66,000	69,414
4.00%, 6/1/2028	1,198,000	1,331,218
Entergy Corp.:
0.90%, 9/15/2025	78,000	75,711
1.90%, 6/15/2028	748,000	733,511
2.40%, 6/15/2031	987,000	975,284
2.80%, 6/15/2030	1,181,000	1,197,251
2.95%, 9/1/2026	1,009,000	1,055,464
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	403,000	444,670
Entergy Louisiana LLC:
0.62%, 11/17/2023	429,000	425,645
0.95%, 10/1/2024	1,243,000	1,232,932
1.60%, 12/15/2030	100,000	94,431
3.05%, 6/1/2031	140,000	148,274
3.12%, 9/1/2027	967,000	1,021,075
3.25%, 4/1/2028	1,338,000	1,423,619
4.05%, 9/1/2023	1,102,000	1,146,653
5.40%, 11/1/2024	803,000	893,241
Security Description	Principal Amount	Value
Entergy Mississippi LLC 2.85%, 6/1/2028	$ 973,000	$ 1,017,846
Entergy Texas, Inc. 4.00%, 3/30/2029	715,000	790,833
Evergy Kansas Central, Inc. 3.10%, 4/1/2027	369,000	389,243
Evergy Metro, Inc.:
3.15%, 3/15/2023	609,000	621,460
Series 2020, 2.25%, 6/1/2030	1,000,000	997,680
Evergy, Inc.:
2.45%, 9/15/2024	1,101,000	1,128,844
2.90%, 9/15/2029	1,019,000	1,046,065
Eversource Energy:
2.55%, 3/15/2031	1,078,000	1,083,282
Series H, 3.15%, 1/15/2025	1,060,000	1,107,085
Series L, 2.90%, 10/1/2024	306,000	317,389
Series M, 3.30%, 1/15/2028	858,000	913,264
Series N, 3.80%, 12/1/2023	735,000	771,397
Series O, 4.25%, 4/1/2029	1,038,000	1,158,927
Series Q, 0.80%, 8/15/2025	229,000	222,274
Series R, 1.65%, 8/15/2030	579,000	542,129
Series U, 1.40%, 8/15/2026	250,000	245,423
Exelon Corp.:
3.40%, 4/15/2026	1,083,000	1,154,911
3.95%, 6/15/2025	840,000	899,875
4.05%, 4/15/2030	1,027,000	1,144,437
Exelon Generation Co. LLC 3.25%, 6/1/2025	1,048,000	1,100,578
Florida Power & Light Co.:
2.75%, 6/1/2023	754,000	768,416
2.85%, 4/1/2025	951,000	995,183
3.13%, 12/1/2025	1,671,000	1,774,034
3.25%, 6/1/2024	945,000	985,474
Fortis, Inc. 3.06%, 10/4/2026	1,394,000	1,454,695
Georgia Power Co.:
3.25%, 4/1/2026	1,030,000	1,086,537
3.25%, 3/30/2027	1,131,000	1,196,937
Series A, 2.10%, 7/30/2023	677,000	689,396
Series A, 2.20%, 9/15/2024	1,103,000	1,127,652
Series B, 2.65%, 9/15/2029	1,040,000	1,059,230
Gulf Power Co. Series A, 3.30%, 5/30/2027	843,000	904,354
Iberdrola International B.V. 5.81%, 3/15/2025	499,000	569,319

See accompanying notes to financial statements.
125

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Indiana Michigan Power Co. 3.85%, 5/15/2028	$ 271,000	$ 299,574
Interstate Power & Light Co.:
2.30%, 6/1/2030	123,000	122,368
3.25%, 12/1/2024	417,000	437,696
3.60%, 4/1/2029	964,000	1,048,630
4.10%, 9/26/2028	1,065,000	1,186,729
IPALCO Enterprises, Inc.:
3.70%, 9/1/2024	1,006,000	1,054,097
4.25%, 5/1/2030	1,024,000	1,123,123
ITC Holdings Corp.:
3.25%, 6/30/2026	871,000	921,413
3.35%, 11/15/2027	1,146,000	1,216,009
3.65%, 6/15/2024	658,000	690,301
Kansas City Power & Light Co. 3.65%, 8/15/2025	416,000	444,105
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	589,000	623,215
MidAmerican Energy Co.:
3.10%, 5/1/2027	854,000	910,355
3.50%, 10/15/2024	837,000	884,843
3.65%, 4/15/2029	854,000	941,236
Mississippi Power Co. 3.95%, 3/30/2028	1,086,000	1,191,168
National Rural Utilities Cooperative Finance Corp.:
0.35%, 2/8/2024	701,000	690,085
1.00%, 6/15/2026	500,000	488,210
1.35%, 3/15/2031	128,000	118,207
2.40%, 3/15/2030	1,013,000	1,023,191
2.70%, 2/15/2023	4,000	4,074
2.95%, 2/7/2024	407,000	421,672
3.05%, 4/25/2027	151,000	159,772
3.40%, 11/15/2023	346,000	360,065
3.40%, 2/7/2028	815,000	879,189
3.70%, 3/15/2029	1,151,000	1,263,199
3.90%, 11/1/2028	1,169,000	1,299,998
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	558,000	569,495
3 Month USD LIBOR + 3.63%, 5.25%, 4/20/2046 (c)	430,000	465,690
Series D, 1.00%, 10/18/2024	621,000	617,889
Series MTN, 1.65%, 6/15/2031	1,007,000	951,806
Series MTN, 3.25%, 11/1/2025	936,000	995,838
Nevada Power Co.:
Series CC, 3.70%, 5/1/2029	1,159,000	1,274,877
Series DD, 2.40%, 5/1/2030	18,000	18,142
Security Description	Principal Amount	Value
NextEra Energy Capital Holdings, Inc.:
0.65%, 3/1/2023	$ 2,492,000	$ 2,486,842
1.88%, 1/15/2027	992,000	998,200
1.90%, 6/15/2028	1,213,000	1,203,866
2.25%, 6/1/2030	1,923,000	1,918,116
2.44%, 1/15/2032	1,184,000	1,187,126
2.75%, 11/1/2029	1,332,000	1,373,718
3.50%, 4/1/2029	1,208,000	1,301,197
3.55%, 5/1/2027	1,725,000	1,872,022
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (a) (c)	541,000	577,534
3 Month USD LIBOR + 3.16%, 5.65%, 5/1/2079 (a) (c)	557,000	631,939
Northern States Power Co. 2.60%, 5/15/2023	711,000	721,629
NSTAR Electric Co.:
1.95%, 8/15/2031	483,000	470,988
3.20%, 5/15/2027	624,000	666,775
3.25%, 5/15/2029 (a)	1,103,000	1,184,567
3.95%, 4/1/2030	739,000	833,045
OGE Energy Corp. 0.70%, 5/26/2023	368,000	366,583
Ohio Power Co.:
Series P, 2.60%, 4/1/2030	929,000	955,439
Series Q, 1.63%, 1/15/2031	594,000	559,732
Oklahoma Gas & Electric Co.:
0.55%, 5/26/2023	40,000	39,794
3.25%, 4/1/2030	930,000	989,529
3.30%, 3/15/2030	215,000	229,534
3.80%, 8/15/2028	889,000	977,731
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	822,000	791,849
2.75%, 6/1/2024	1,007,000	1,043,886
2.75%, 5/15/2030	10,000	10,424
2.75%, 5/15/2030 (b)	826,000	861,047
2.95%, 4/1/2025	350,000	365,656
3.70%, 11/15/2028	551,000	606,629
5.75%, 3/15/2029	525,000	643,534
Pacific Gas & Electric Co.:
1.37%, 3/10/2023	1,598,000	1,588,540
1.70%, 11/15/2023	636,000	635,657
2.10%, 8/1/2027	888,000	858,740
2.50%, 2/1/2031	2,147,000	2,045,361
2.95%, 3/1/2026	1,128,000	1,146,838
3.00%, 6/15/2028	1,097,000	1,099,161
3.15%, 1/1/2026	2,294,000	2,349,240
3.25%, 6/15/2023	969,000	984,562
3.25%, 6/1/2031	976,000	980,431
3.30%, 3/15/2027 (a)	1,063,000	1,083,707
3.30%, 12/1/2027	1,052,000	1,069,505
3.40%, 8/15/2024	667,000	687,977

See accompanying notes to financial statements.
126

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.45%, 7/1/2025	$ 951,000	$ 986,577
3.50%, 6/15/2025	1,174,000	1,216,100
3.75%, 2/15/2024	845,000	872,750
3.75%, 7/1/2028	1,203,000	1,251,998
3.85%, 11/15/2023	927,000	953,188
4.25%, 8/1/2023	859,000	888,567
4.55%, 7/1/2030	3,498,500	3,794,683
Pacific Gas and Electric Co. 4.65%, 8/1/2028	870,000	941,610
PacifiCorp:
2.70%, 9/15/2030	173,000	178,623
2.95%, 6/1/2023 (a)	315,000	322,604
3.50%, 6/15/2029	1,109,000	1,204,441
3.60%, 4/1/2024	4,000	4,194
PECO Energy Co. 3.15%, 10/15/2025	282,000	298,133
Potomac Electric Power Co. 3.60%, 3/15/2024	534,000	559,114
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	1,069,000	1,121,221
4.13%, 4/15/2030	486,000	550,623
Progress Energy, Inc.:
7.00%, 10/30/2031	309,000	419,091
7.75%, 3/1/2031	365,000	508,938
Public Service Co. of Colorado:
3.70%, 6/15/2028	2,000	2,199
Series 35, 1.90%, 1/15/2031	586,000	572,657
Public Service Co. of New Hampshire 3.50%, 11/1/2023	321,000	333,696
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026	1,121,000	1,099,264
Series MTN, 1.90%, 8/15/2031	75,000	73,461
Series MTN, 2.25%, 9/15/2026	943,000	969,036
Series MTN, 2.38%, 5/15/2023	897,000	912,904
Series MTN, 2.45%, 1/15/2030	1,206,000	1,230,072
Series MTN, 3.00%, 5/15/2025	630,000	658,325
Series MTN, 3.00%, 5/15/2027	489,000	517,235
Series MTN, 3.20%, 5/15/2029	314,000	338,435
Series MTN, 3.25%, 9/1/2023	582,000	602,894
Series MTN, 3.65%, 9/1/2028	746,000	820,443
Series MTN, 3.70%, 5/1/2028	530,000	585,952
Security Description	Principal Amount	Value
Public Service Enterprise Group, Inc.:
0.80%, 8/15/2025	$ 1,153,000	$ 1,122,492
1.60%, 8/15/2030	711,000	659,772
2.45%, 11/15/2031	1,124,000	1,114,918
2.88%, 6/15/2024	1,051,000	1,088,195
Puget Energy, Inc.:
2.38%, 6/15/2028	805,000	792,885
3.65%, 5/15/2025	1,041,000	1,100,649
4.10%, 6/15/2030	898,000	973,252
San Diego Gas & Electric Co.:
2.50%, 5/15/2026	1,008,000	1,043,411
Series NNN, 3.60%, 9/1/2023	674,000	698,574
Series VVV, 1.70%, 10/1/2030	1,143,000	1,096,571
Sempra Energy:
3.25%, 6/15/2027	814,000	860,357
3.40%, 2/1/2028	1,203,000	1,281,736
5 year CMT + 2.87%, 4.13%, 4/1/2052 (c)	1,732,000	1,750,238
Sierra Pacific Power Co. 2.60%, 5/1/2026	1,171,000	1,218,355
Southern California Edison Co.:
0.70%, 4/3/2023	773,000	770,596
1.10%, 4/1/2024	923,000	919,806
2.25%, 6/1/2030 (a)	138,000	136,664
2.85%, 8/1/2029 (a)	412,000	426,457
6.65%, 4/1/2029	1,542,000	1,884,864
Series 20C, 1.20%, 2/1/2026	250,000	245,388
Series A, 4.20%, 3/1/2029	1,045,000	1,167,046
Series B, 3.65%, 3/1/2028	244,000	263,461
Series C, 3.50%, 10/1/2023	1,119,000	1,160,448
Series D, 3.40%, 6/1/2023	724,000	744,569
Series E, 3.70%, 8/1/2025	1,210,000	1,292,280
Series G, 2.50%, 6/1/2031	2,000	2,013
Series J, 0.70%, 8/1/2023	1,802,000	1,793,495
Series K, 0.98%, 8/1/2024	1,158,000	1,148,157
Southern Co.:
2.95%, 7/1/2023	1,438,000	1,473,720
3.25%, 7/1/2026	1,413,000	1,497,328
Series 21-A, 0.60%, 2/26/2024	976,000	964,229
Series 21-A, 5 year CMT + 2.92%, 3.75%, 9/15/2051 (c)	1,630,000	1,630,179
Series 21-B, 1.75%, 3/15/2028	1,480,000	1,440,114
Series A, 3.70%, 4/30/2030	457,000	496,732
Southern Power Co.:
0.90%, 1/15/2026	1,159,000	1,121,541
4.15%, 12/1/2025	1,033,000	1,125,185

See accompanying notes to financial statements.
127

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	$ 1,102,000	$ 1,140,978
Series M, 4.10%, 9/15/2028	778,000	861,495
Series N, 1.65%, 3/15/2026 (a)	870,000	864,519
Southwestern Public Service Co. 3.30%, 6/15/2024	1,092,000	1,137,624
Tucson Electric Power Co.:
1.50%, 8/1/2030	1,135,000	1,063,620
3.05%, 3/15/2025	918,000	957,300
Union Electric Co.:
2.95%, 6/15/2027	788,000	830,757
2.95%, 3/15/2030	994,000	1,047,338
3.50%, 4/15/2024	373,000	390,412
Virginia Electric & Power Co.:
2.30%, 11/15/2031	1,127,000	1,136,771
3.45%, 2/15/2024	342,000	356,453
Series A, 2.88%, 7/15/2029	417,000	439,989
Series A, 3.10%, 5/15/2025	472,000	495,694
Series A, 3.15%, 1/15/2026	715,000	755,519
Series A, 3.50%, 3/15/2027 (a)	1,094,000	1,182,745
Series A, 3.80%, 4/1/2028	1,021,000	1,118,751
Series B, 2.95%, 11/15/2026	915,000	965,737
Series C, 2.75%, 3/15/2023	490,000	499,384
WEC Energy Group, Inc.:
0.55%, 9/15/2023	396,000	392,967
0.80%, 3/15/2024	578,000	572,388
1.38%, 10/15/2027	883,000	852,448
1.80%, 10/15/2030	1,155,000	1,089,350
2.20%, 12/15/2028	2,101,000	2,100,748
Westar Energy, Inc. 2.55%, 7/1/2026	281,000	291,136
Wisconsin Electric Power Co.:
1.70%, 6/15/2028	1,179,000	1,157,471
2.05%, 12/15/2024	545,000	558,418
Wisconsin Power & Light Co.:
3.00%, 7/1/2029	694,000	729,908
3.05%, 10/15/2027	473,000	497,676
Wisconsin Power and Light Co. 1.95%, 9/16/2031	661,000	646,881
Xcel Energy, Inc.:
0.50%, 10/15/2023	931,000	924,641
1.75%, 3/15/2027	520,000	516,308
2.35%, 11/15/2031	830,000	829,029
2.60%, 12/1/2029	632,000	645,727
Security Description	Principal Amount	Value
3.30%, 6/1/2025	$ 724,000	$ 760,692
3.35%, 12/1/2026	1,159,000	1,235,482
3.40%, 6/1/2030	864,000	930,217
4.00%, 6/15/2028	962,000	1,061,336
		317,545,213
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	760,000	740,612
Emerson Electric Co.:
0.88%, 10/15/2026	1,181,000	1,149,326
1.80%, 10/15/2027	1,111,000	1,115,200
1.95%, 10/15/2030	829,000	817,286
2.00%, 12/21/2028	1,384,000	1,383,308
2.20%, 12/21/2031	1,384,000	1,378,256
3.15%, 6/1/2025	735,000	775,918
		7,359,906
ELECTRONICS — 1.0%
Agilent Technologies, Inc.:
2.10%, 6/4/2030	1,153,000	1,128,995
2.30%, 3/12/2031	1,100,000	1,088,978
2.75%, 9/15/2029	1,175,000	1,214,750
3.05%, 9/22/2026	768,000	811,277
3.88%, 7/15/2023	949,000	983,553
Allegion PLC 3.50%, 10/1/2029	676,000	719,453
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	778,000	808,980
3.55%, 10/1/2027	975,000	1,033,753
Amphenol Corp.:
2.05%, 3/1/2025	660,000	672,890
2.20%, 9/15/2031	1,128,000	1,105,541
2.80%, 2/15/2030	506,000	523,209
3.20%, 4/1/2024	1,125,000	1,170,439
4.35%, 6/1/2029	1,027,000	1,166,898
Arrow Electronics, Inc.:
3.25%, 9/8/2024	918,000	957,419
3.88%, 1/12/2028 (a)	1,056,000	1,144,630
4.00%, 4/1/2025	1,105,000	1,178,250
4.50%, 3/1/2023	1,108,000	1,140,298
Avnet, Inc.:
3.00%, 5/15/2031	925,000	915,297
4.63%, 4/15/2026 (a)	706,000	773,974
Flex, Ltd.:
3.75%, 2/1/2026	294,000	314,248
4.75%, 6/15/2025	570,000	621,625
4.88%, 6/15/2029	1,072,000	1,218,810
4.88%, 5/12/2030	993,000	1,132,169
5.00%, 2/15/2023	1,050,000	1,095,097
Fortive Corp. 3.15%, 6/15/2026	763,000	809,177
Honeywell International, Inc.:
1.10%, 3/1/2027	487,000	475,059
1.35%, 6/1/2025	1,217,000	1,221,588
1.75%, 9/1/2031	1,844,000	1,795,208

See accompanying notes to financial statements.
128

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
1.95%, 6/1/2030	$ 1,198,000	$ 1,192,118
2.30%, 8/15/2024	1,247,000	1,286,941
2.50%, 11/1/2026 (a)	2,111,000	2,209,415
2.70%, 8/15/2029	579,000	606,641
3.35%, 12/1/2023	1,396,000	1,460,663
Hubbell, Inc.:
2.30%, 3/15/2031	984,000	984,669
3.15%, 8/15/2027	438,000	461,779
3.35%, 3/1/2026	956,000	1,012,041
3.50%, 2/15/2028	335,000	360,741
Jabil, Inc.:
1.70%, 4/15/2026	738,000	732,886
3.00%, 1/15/2031	1,004,000	1,032,895
3.60%, 1/15/2030	1,106,000	1,197,079
3.95%, 1/12/2028	738,000	806,287
Keysight Technologies, Inc.:
3.00%, 10/30/2029	658,000	684,985
4.55%, 10/30/2024	1,096,000	1,185,993
4.60%, 4/6/2027	426,000	480,656
Legrand France SA 8.50%, 2/15/2025	468,000	564,539
TD SYNNEX Corp.:
1.25%, 8/9/2024 (b)	979,000	967,741
1.75%, 8/9/2026 (b)	1,155,000	1,128,088
2.38%, 8/9/2028 (b)	1,117,000	1,084,428
2.65%, 8/9/2031 (b)	806,000	775,864
Trimble, Inc.:
4.15%, 6/15/2023	766,000	796,916
4.75%, 12/1/2024	960,000	1,040,179
4.90%, 6/15/2028	979,000	1,115,277
Tyco Electronics Group SA:
3.13%, 8/15/2027	876,000	935,139
3.45%, 8/1/2024	798,000	836,615
3.70%, 2/15/2026	397,000	427,224
Vontier Corp.:
1.80%, 4/1/2026 (b)	1,230,000	1,208,782
2.40%, 4/1/2028 (b)	953,000	928,718
2.95%, 4/1/2031 (b)	816,000	803,768
		55,530,632
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
0.88%, 11/15/2025	765,000	743,266
1.45%, 2/15/2031	1,054,000	981,190
2.30%, 3/1/2030	1,070,000	1,071,915
2.50%, 8/15/2024	644,000	662,792
2.90%, 7/1/2026	904,000	946,163
3.20%, 3/15/2025	1,035,000	1,084,928
3.38%, 11/15/2027	782,000	841,260
3.95%, 5/15/2028	572,000	634,154
4.75%, 5/15/2023	576,000	600,774
Waste Connections, Inc.:
2.60%, 2/1/2030	1,152,000	1,173,554
3.50%, 5/1/2029	1,204,000	1,303,378
4.25%, 12/1/2028	1,139,000	1,280,840
Security Description	Principal Amount	Value
Waste Management, Inc.:
0.75%, 11/15/2025	$ 65,000	$ 63,383
1.15%, 3/15/2028 (a)	787,000	750,412
1.50%, 3/15/2031	970,000	913,352
2.00%, 6/1/2029	1,094,000	1,087,961
2.40%, 5/15/2023	1,013,000	1,031,042
3.13%, 3/1/2025	1,050,000	1,103,161
3.15%, 11/15/2027 (a)	953,000	1,018,519
		17,292,044
FOOD — 1.3%
Ahold Finance USA LLC 6.88%, 5/1/2029	942,000	1,225,259
Bestfoods Series E, 7.25%, 12/15/2026	853,000	1,075,633
Campbell Soup Co.:
2.38%, 4/24/2030	680,000	675,852
3.30%, 3/19/2025	716,000	755,172
3.65%, 3/15/2023	974,000	1,004,077
3.95%, 3/15/2025	901,000	964,286
4.15%, 3/15/2028	1,158,000	1,285,994
Conagra Brands, Inc.:
0.50%, 8/11/2023	870,000	863,057
1.38%, 11/1/2027	1,239,000	1,190,444
3.20%, 1/25/2023	5,000	5,093
4.30%, 5/1/2024	1,258,000	1,339,959
4.60%, 11/1/2025	660,000	726,040
4.85%, 11/1/2028	1,402,000	1,613,057
7.00%, 10/1/2028	908,000	1,175,134
8.25%, 9/15/2030	1,061,000	1,503,395
Flowers Foods, Inc.:
2.40%, 3/15/2031 (a)	892,000	879,012
3.50%, 10/1/2026	509,000	545,663
General Mills, Inc.:
2.25%, 10/14/2031	1,040,000	1,028,799
2.88%, 4/15/2030 (a)	1,057,000	1,102,123
3.20%, 2/10/2027	1,073,000	1,141,050
3.65%, 2/15/2024	577,000	604,633
3.70%, 10/17/2023	1,152,000	1,205,649
4.00%, 4/17/2025	561,000	603,311
4.20%, 4/17/2028	1,673,000	1,867,286
Hershey Co.:
0.90%, 6/1/2025	1,010,000	997,102
1.70%, 6/1/2030	1,167,000	1,142,096
2.05%, 11/15/2024	1,144,000	1,173,584
2.30%, 8/15/2026	605,000	627,603
2.45%, 11/15/2029	450,000	467,861
3.38%, 5/15/2023	1,015,000	1,049,459
Hormel Foods Corp.:
0.65%, 6/3/2024	1,161,000	1,152,258
1.70%, 6/3/2028 (a)	1,544,000	1,539,584
1.80%, 6/11/2030	537,000	526,663
Ingredion, Inc.:
2.90%, 6/1/2030	1,018,000	1,049,568
3.20%, 10/1/2026 (a)	1,116,000	1,184,924

See accompanying notes to financial statements.
129

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
JM Smucker Co.:
2.38%, 3/15/2030	$ 649,000	$ 650,889
3.38%, 12/15/2027 (a)	1,034,000	1,113,401
3.50%, 3/15/2025	584,000	622,445
Kellogg Co.:
2.10%, 6/1/2030	431,000	423,001
2.65%, 12/1/2023	1,205,000	1,242,319
3.25%, 4/1/2026	1,032,000	1,094,808
3.40%, 11/15/2027	664,000	715,712
4.30%, 5/15/2028	882,000	997,727
Series B, 7.45%, 4/1/2031	1,037,000	1,461,340
Kroger Co.:
2.20%, 5/1/2030	391,000	389,252
2.65%, 10/15/2026	956,000	994,068
3.50%, 2/1/2026	861,000	922,570
3.70%, 8/1/2027 (a)	626,000	682,202
3.85%, 8/1/2023	1,203,000	1,250,013
4.00%, 2/1/2024	1,061,000	1,116,384
4.50%, 1/15/2029 (a)	1,032,000	1,187,543
McCormick & Co., Inc.:
0.90%, 2/15/2026	301,000	290,613
1.85%, 2/15/2031 (a)	894,000	856,121
2.50%, 4/15/2030	866,000	875,370
3.15%, 8/15/2024	881,000	920,416
3.40%, 8/15/2027	1,047,000	1,131,556
Mondelez International, Inc.:
1.50%, 5/4/2025	2,218,000	2,222,480
1.50%, 2/4/2031	255,000	238,746
2.75%, 4/13/2030	1,260,000	1,305,536
3.63%, 2/13/2026	546,000	588,168
4.13%, 5/7/2028	5,000	5,717
Sysco Corp.:
2.40%, 2/15/2030	719,000	721,322
2.45%, 12/14/2031 (a)	1,609,000	1,613,505
3.25%, 7/15/2027	1,156,000	1,228,527
3.30%, 7/15/2026	1,095,000	1,164,620
3.75%, 10/1/2025	1,019,000	1,092,582
5.95%, 4/1/2030	842,000	1,052,458
Tyson Foods, Inc.:
3.55%, 6/2/2027	1,307,000	1,407,874
3.90%, 9/28/2023	1,006,000	1,051,763
3.95%, 8/15/2024	1,209,000	1,285,965
4.00%, 3/1/2026	1,171,000	1,270,500
4.35%, 3/1/2029	1,106,000	1,251,207
Whole Foods Market, Inc. 5.20%, 12/3/2025	39,000	43,975
		71,773,375
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	700,000	743,806
4.50%, 8/1/2024	1,035,000	1,099,719
Fibria Overseas Finance, Ltd.:
4.00%, 1/14/2025	332,000	348,676
5.50%, 1/17/2027	1,122,000	1,258,985
Security Description	Principal Amount	Value
Georgia-Pacific LLC:
7.75%, 11/15/2029	$ 801,000	$ 1,120,735
8.00%, 1/15/2024	1,023,000	1,163,744
8.88%, 5/15/2031 (a)	523,000	810,122
Suzano Austria GmbH:
2.50%, 9/15/2028	796,000	768,395
3.75%, 1/15/2031	1,200,000	1,220,664
5.00%, 1/15/2030	936,000	1,028,439
6.00%, 1/15/2029	1,933,000	2,237,235
Series DM3N, 3.13%, 1/15/2032	1,060,000	1,025,561
		12,826,081
GAS — 0.5%
Atmos Energy Corp.:
0.63%, 3/9/2023	1,056,000	1,053,233
1.50%, 1/15/2031	421,000	394,763
2.63%, 9/15/2029	777,000	802,703
3.00%, 6/15/2027	967,000	1,025,146
CenterPoint Energy Resources Corp.:
0.70%, 3/2/2023	799,000	795,476
1.75%, 10/1/2030	354,000	336,420
4.00%, 4/1/2028	530,000	581,415
Eastern Energy Gas Holdings LLC:
3.55%, 11/1/2023	2,000	2,082
3.60%, 12/15/2024	458,000	486,465
Series A, 2.50%, 11/15/2024	1,087,000	1,123,969
Series B, 3.00%, 11/15/2029	391,000	405,225
National Fuel Gas Co.:
2.95%, 3/1/2031	940,000	944,333
3.75%, 3/1/2023	940,000	960,426
3.95%, 9/15/2027	630,000	668,726
4.75%, 9/1/2028	736,000	811,440
5.20%, 7/15/2025	449,000	492,580
5.50%, 1/15/2026	1,120,000	1,255,610
NiSource, Inc.:
0.95%, 8/15/2025	1,036,000	1,009,644
1.70%, 2/15/2031	1,109,000	1,037,769
2.95%, 9/1/2029	1,056,000	1,091,323
3.49%, 5/15/2027	1,285,000	1,381,928
3.60%, 5/1/2030	1,101,000	1,189,399
ONE Gas, Inc.:
0.85%, 3/11/2023	444,000	443,072
1.10%, 3/11/2024	1,166,000	1,156,719
3.61%, 2/1/2024	1,161,000	1,209,042
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	937,000	935,079
3.50%, 6/1/2029	156,000	166,975
Southern California Gas Co.:
3.15%, 9/15/2024	738,000	772,103
3.20%, 6/15/2025	529,000	555,334

See accompanying notes to financial statements.
130

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series TT, 2.60%, 6/15/2026	$ 819,000	$ 852,342
Series XX, 2.55%, 2/1/2030	604,000	620,598
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	891,000	910,976
3.25%, 6/15/2026	1,135,000	1,204,700
Series 20-A, 1.75%, 1/15/2031	975,000	916,256
Southwest Gas Corp.:
2.20%, 6/15/2030	948,000	932,150
3.70%, 4/1/2028	573,000	620,685
		29,146,106
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc.:
2.80%, 3/1/2031	928,000	924,167
4.63%, 6/15/2028	1,083,000	1,216,231
Snap-on, Inc. 3.25%, 3/1/2027	895,000	961,472
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030	1,119,000	1,131,387
3.40%, 3/1/2026	951,000	1,014,061
4.25%, 11/15/2028	1,114,000	1,266,406
5 year CMT + 2.66%, 4.00%, 3/15/2060 (c)	252,000	258,512
		6,772,236
HEALTH CARE PRODUCTS — 1.0%
Abbott Laboratories:
1.15%, 1/30/2028 (a)	711,000	691,248
1.40%, 6/30/2030	889,000	857,885
2.95%, 3/15/2025	895,000	940,386
3.40%, 11/30/2023	1,593,000	1,664,574
3.75%, 11/30/2026	2,111,000	2,332,423
3.88%, 9/15/2025	537,000	583,059
Baxter International, Inc.:
0.87%, 12/1/2023 (b)	1,053,000	1,048,725
1.32%, 11/29/2024 (b)	1,819,000	1,817,490
1.73%, 4/1/2031	100,000	95,618
1.92%, 2/1/2027 (b)	1,768,000	1,774,948
2.27%, 12/1/2028 (b)	1,467,000	1,478,721
2.60%, 8/15/2026	503,000	522,295
3.95%, 4/1/2030	1,205,000	1,344,708
Boston Scientific Corp.:
1.90%, 6/1/2025	1,144,000	1,158,426
2.65%, 6/1/2030	1,295,000	1,319,281
3.45%, 3/1/2024	982,000	1,027,172
3.75%, 3/1/2026	1,029,000	1,107,914
3.85%, 5/15/2025	569,000	611,777
4.00%, 3/1/2028 (a)	253,000	283,433
4.00%, 3/1/2029	1,312,000	1,457,029
Dentsply Sirona, Inc. 3.25%, 6/1/2030	1,128,000	1,191,021
Security Description	Principal Amount	Value
DH Europe Finance II Sarl:
2.20%, 11/15/2024	$ 1,228,000	$ 1,255,741
2.60%, 11/15/2029	1,349,000	1,392,640
Edwards Lifesciences Corp. 4.30%, 6/15/2028	869,000	977,138
Medtronic Global Holdings SCA 3.35%, 4/1/2027 (a)	987,000	1,065,684
Medtronic, Inc. 3.50%, 3/15/2025	1,943,000	2,070,539
PerkinElmer, Inc.:
0.55%, 9/15/2023	1,176,000	1,166,768
0.85%, 9/15/2024	1,151,000	1,134,817
1.90%, 9/15/2028	495,000	486,550
2.25%, 9/15/2031	1,086,000	1,057,742
2.55%, 3/15/2031	780,000	786,646
3.30%, 9/15/2029	702,000	747,258
Smith & Nephew PLC 2.03%, 10/14/2030	887,000	856,878
STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031	892,000	902,454
Stryker Corp.:
0.60%, 12/1/2023	781,000	776,181
1.15%, 6/15/2025	1,235,000	1,225,441
1.95%, 6/15/2030	660,000	645,163
3.38%, 5/15/2024	723,000	756,142
3.38%, 11/1/2025	919,000	979,130
3.50%, 3/15/2026	496,000	531,409
3.65%, 3/7/2028	1,167,000	1,269,019
Thermo Fisher Scientific, Inc.:
0.80%, 10/18/2023	1,422,000	1,417,407
1.22%, 10/18/2024	3,101,000	3,098,643
1.75%, 10/15/2028	815,000	809,841
2.00%, 10/15/2031	976,000	962,092
2.60%, 10/1/2029	1,050,000	1,089,428
3.65%, 12/15/2025	171,000	183,622
Zimmer Biomet Holdings, Inc.:
1.45%, 11/22/2024	705,000	703,484
2.60%, 11/24/2031 (a)	1,416,000	1,424,567
3.05%, 1/15/2026	1,399,000	1,465,089
		54,545,646
HEALTH CARE SERVICES — 1.8%
Adventist Health System 2.95%, 3/1/2029	944,000	987,433
Advocate Health & Hospitals Corp.:
3.83%, 8/15/2028	352,000	392,628
Series 2020, 2.21%, 6/15/2030	614,000	614,209
Aetna, Inc.:
2.80%, 6/15/2023	1,923,000	1,970,344
3.50%, 11/15/2024	410,000	433,116
Anthem, Inc.:
0.45%, 3/15/2023	1,678,000	1,672,664

See accompanying notes to financial statements.
131

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
1.50%, 3/15/2026	$ 1,042,000	$ 1,040,499
2.25%, 5/15/2030	1,387,000	1,384,032
2.38%, 1/15/2025	1,412,000	1,453,174
2.55%, 3/15/2031	1,269,000	1,297,997
2.88%, 9/15/2029	963,000	1,007,231
3.30%, 1/15/2023	1,098,000	1,127,701
3.35%, 12/1/2024	928,000	980,525
3.50%, 8/15/2024	844,000	891,357
3.65%, 12/1/2027	1,954,000	2,144,652
4.10%, 3/1/2028	1,553,000	1,730,446
Ascension Health Series B, 2.53%, 11/15/2029	528,000	550,055
Banner Health:
1.90%, 1/1/2031	74,000	71,699
2.34%, 1/1/2030	1,026,000	1,038,887
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030	145,000	139,903
Bon Secours Mercy Health, Inc.:
3.46%, 6/1/2030	930,000	1,008,734
Series 20-2, 2.10%, 6/1/2031	65,000	63,685
Cedars-Sinai Health System Series 2021, 2.29%, 8/15/2031	686,000	685,245
CHRISTUS Health Series C, 4.34%, 7/1/2028	650,000	732,725
CommonSpirit Health:
1.55%, 10/1/2025	941,000	933,058
2.76%, 10/1/2024	1,040,000	1,074,060
2.78%, 10/1/2030	820,000	840,869
3.35%, 10/1/2029	1,112,000	1,182,112
HCA, Inc.:
2.38%, 7/15/2031	1,180,000	1,161,085
4.13%, 6/15/2029	2,192,000	2,416,877
4.50%, 2/15/2027	1,979,000	2,184,064
4.75%, 5/1/2023	1,565,000	1,639,901
5.00%, 3/15/2024	2,600,000	2,797,080
5.25%, 4/15/2025	1,421,000	1,574,312
5.25%, 6/15/2026	1,836,000	2,065,280
Humana, Inc.:
0.65%, 8/3/2023	1,821,000	1,812,496
1.35%, 2/3/2027	1,137,000	1,106,153
3.13%, 8/15/2029	1,455,000	1,522,308
3.85%, 10/1/2024	1,152,000	1,223,044
3.95%, 3/15/2027	777,000	849,642
4.50%, 4/1/2025	909,000	991,983
4.88%, 4/1/2030	1,105,000	1,296,264
Kaiser Foundation Hospitals 3.15%, 5/1/2027	1,071,000	1,141,740
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	946,000	936,181
2.30%, 12/1/2024	1,091,000	1,119,082
Security Description	Principal Amount	Value
2.70%, 6/1/2031	$ 845,000	$ 861,232
2.95%, 12/1/2029	960,000	998,899
3.25%, 9/1/2024	1,100,000	1,151,458
3.60%, 2/1/2025	1,005,000	1,061,411
3.60%, 9/1/2027	616,000	667,381
4.00%, 11/1/2023	22,000	23,005
Mercy Health Series 2018, 4.30%, 7/1/2028 (a)	633,000	711,536
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031	715,000	699,506
OhioHealth Corp. 2.30%, 11/15/2031	1,158,000	1,164,381
PeaceHealth Obligated Group Series 2020, 1.38%, 11/15/2025	1,081,000	1,075,400
Piedmont Healthcare, Inc. Series 2032, 2.04%, 1/1/2032	496,000	481,785
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	1,072,000	1,106,422
Series H, 2.75%, 10/1/2026	396,000	415,166
Quest Diagnostics, Inc.:
2.95%, 6/30/2030	711,000	741,189
3.45%, 6/1/2026	1,095,000	1,171,770
3.50%, 3/30/2025	899,000	950,621
4.20%, 6/30/2029	704,000	795,548
4.25%, 4/1/2024	770,000	814,414
Rush Obligated Group Series 2020, 3.92%, 11/15/2029	433,000	484,085
SSM Health Care Corp.:
Series 2018, 3.69%, 6/1/2023	1,149,000	1,185,193
Series A, 3.82%, 6/1/2027	987,000	1,083,400
Stanford Health Care Series 2020, 3.31%, 8/15/2030	553,000	600,940
Sutter Health:
Series 2018, 3.70%, 8/15/2028	363,000	399,746
Series 20A, 1.32%, 8/15/2025	942,000	938,402
Series 20A, 2.29%, 8/15/2030	971,000	970,825
Toledo Hospital Series B, 5.33%, 11/15/2028	854,000	959,768
UnitedHealth Group, Inc.:
0.55%, 5/15/2024	1,170,000	1,160,593
1.15%, 5/15/2026	831,000	822,457
1.25%, 1/15/2026	849,000	845,595

See accompanying notes to financial statements.
132

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 5/15/2030 (a)	$ 1,282,000	$ 1,272,488
2.30%, 5/15/2031 (a)	1,721,000	1,748,519
2.38%, 8/15/2024	1,178,000	1,219,760
2.75%, 2/15/2023	1,179,000	1,200,198
2.88%, 3/15/2023	1,180,500	1,211,901
2.88%, 8/15/2029	959,000	1,015,063
2.95%, 10/15/2027	842,000	900,115
3.10%, 3/15/2026	1,014,000	1,083,976
3.38%, 4/15/2027	1,038,000	1,126,811
3.45%, 1/15/2027	1,068,000	1,163,810
3.50%, 6/15/2023	896,000	930,828
3.50%, 2/15/2024	1,742,000	1,834,413
3.70%, 12/15/2025	1,564,000	1,703,603
3.75%, 7/15/2025	2,480,000	2,690,428
3.85%, 6/15/2028	611,000	681,680
3.88%, 12/15/2028	989,000	1,109,737
Universal Health Services, Inc.:
1.65%, 9/1/2026 (b)	1,012,000	995,049
2.65%, 10/15/2030 (b)	793,000	787,282
UPMC Series D-1, 3.60%, 4/3/2025	275,000	290,903
		100,595,224
HOME BUILDERS — 0.3%
D.R.Horton, Inc. 1.40%, 10/15/2027	1,085,000	1,050,074
DR Horton, Inc.:
1.30%, 10/15/2026	818,000	798,409
2.50%, 10/15/2024	1,012,000	1,043,878
2.60%, 10/15/2025	998,000	1,031,163
4.75%, 2/15/2023	102,000	105,356
5.75%, 8/15/2023	696,000	740,683
Lennar Corp.:
4.50%, 4/30/2024	1,031,000	1,096,211
4.75%, 5/30/2025	1,110,000	1,208,646
4.75%, 11/29/2027 (a)	1,135,000	1,286,273
4.88%, 12/15/2023	1,171,000	1,243,567
5.00%, 6/15/2027	557,000	631,660
5.25%, 6/1/2026	679,000	763,434
5.88%, 11/15/2024	631,000	697,974
MDC Holdings, Inc.:
2.50%, 1/15/2031	534,000	517,788
3.85%, 1/15/2030	1,164,000	1,236,599
NVR, Inc. 3.00%, 5/15/2030	955,000	992,149
PulteGroup, Inc.:
5.00%, 1/15/2027 (a)	684,000	781,860
5.50%, 3/1/2026	919,000	1,045,638
		16,271,362
HOME FURNISHINGS — 0.1%
Harman International Industries, Inc. 4.15%, 5/15/2025	593,000	637,617
Security Description	Principal Amount	Value
Leggett & Platt, Inc.:
3.50%, 11/15/2027	$ 885,000	$ 944,498
3.80%, 11/15/2024	357,000	375,846
4.40%, 3/15/2029	965,000	1,079,748
Whirlpool Corp.:
2.40%, 5/15/2031 (a)	745,000	746,393
3.70%, 5/1/2025	482,000	516,550
4.00%, 3/1/2024	655,000	693,809
4.75%, 2/26/2029	558,000	644,150
		5,638,611
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp.:
0.85%, 8/15/2024	526,000	518,347
2.65%, 4/30/2030	897,000	908,849
4.88%, 12/6/2028	988,000	1,152,423
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	937,000	943,596
3.15%, 8/1/2027	640,000	679,834
Clorox Co.:
1.80%, 5/15/2030	1,049,000	1,017,677
3.10%, 10/1/2027	1,154,000	1,228,087
3.50%, 12/15/2024	26,000	27,701
3.90%, 5/15/2028	858,000	960,565
Kimberly-Clark Corp.:
1.05%, 9/15/2027 (a)	940,000	911,104
2.00%, 11/2/2031	769,000	766,678
2.40%, 6/1/2023	393,000	402,346
2.75%, 2/15/2026	883,000	933,702
3.05%, 8/15/2025 (a)	558,000	592,367
3.10%, 3/26/2030	1,050,000	1,133,107
3.20%, 4/25/2029	853,000	920,285
3.95%, 11/1/2028	964,000	1,090,284
		14,186,952
INSURANCE — 2.8%
ACE Capital Trust II 9.70%, 4/1/2030	1,171,000	1,720,597
Aegon NV 6 Month USD LIBOR + 3.54%, 5.50%, 4/11/2048 (c)	2,000	2,293
Aflac, Inc.:
1.13%, 3/15/2026	1,067,000	1,050,504
2.88%, 10/15/2026	198,000	208,743
3.25%, 3/17/2025	1,068,000	1,129,549
3.60%, 4/1/2030	824,000	908,567
3.63%, 11/15/2024	1,181,000	1,262,028
Alleghany Corp. 3.63%, 5/15/2030	863,000	936,174
Allstate Corp.:
0.75%, 12/15/2025	800,000	780,024
1.45%, 12/15/2030	1,040,000	984,828
3.15%, 6/15/2023	971,000	1,004,169
3.28%, 12/15/2026 (a)	1,081,000	1,163,383

See accompanying notes to financial statements.
133

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (c)	$ 350,000	$ 364,032
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	995,000	1,131,673
American Financial Group, Inc.:
3.50%, 8/15/2026	639,000	682,599
5.25%, 4/2/2030	782,000	934,990
American International Group, Inc.:
2.50%, 6/30/2025	852,000	879,298
3.40%, 6/30/2030	1,995,000	2,163,019
3.75%, 7/10/2025	2,546,000	2,729,999
3.90%, 4/1/2026	1,960,000	2,127,776
4.13%, 2/15/2024	1,227,000	1,302,976
4.20%, 4/1/2028	1,194,000	1,335,680
4.25%, 3/15/2029 (a)	2,211,000	2,524,918
Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (c)	2,000	2,250
Aon Corp.:
2.80%, 5/15/2030	663,000	683,334
4.50%, 12/15/2028	881,000	1,004,516
8.21%, 1/1/2027	627,000	789,067
Aon Corp./Aon Global Holdings PLC:
2.05%, 8/23/2031	988,000	960,603
2.60%, 12/2/2031	1,769,000	1,800,417
Aon PLC:
3.50%, 6/14/2024	787,000	827,405
3.88%, 12/15/2025	1,164,000	1,259,564
4.00%, 11/27/2023	1,154,000	1,209,173
Arch Capital Finance LLC 4.01%, 12/15/2026	758,000	832,625
Arthur J Gallagher & Co. 2.40%, 11/9/2031	1,190,000	1,173,090
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023	486,000	515,539
Assurant, Inc.:
2.65%, 1/15/2032	1,070,000	1,050,323
3.70%, 2/22/2030	910,000	965,683
4.20%, 9/27/2023	1,063,000	1,116,798
4.90%, 3/27/2028	1,120,000	1,280,989
Assured Guaranty US Holdings, Inc.:
3.15%, 6/15/2031	659,000	688,793
5.00%, 7/1/2024 (a)	623,000	675,899
Athene Holding, Ltd.:
3.50%, 1/15/2031	911,000	961,497
4.13%, 1/12/2028	1,201,000	1,314,819
6.15%, 4/3/2030	830,000	1,026,793
AXA Equitable Holdings, Inc. 7.00%, 4/1/2028	441,000	555,761
Security Description	Principal Amount	Value
AXA SA 8.60%, 12/15/2030	$ 1,497,000	$ 2,168,824
AXIS Specialty Finance LLC:
3.90%, 7/15/2029	528,000	575,884
5 year CMT + 3.19%, 4.90%, 1/15/2040 (a) (c)	392,000	411,302
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030 (a)	580,000	555,785
1.85%, 3/12/2030 (a)	1,047,000	1,038,875
Berkshire Hathaway, Inc.:
2.75%, 3/15/2023	2,404,000	2,456,167
3.00%, 2/11/2023	497,000	509,738
3.13%, 3/15/2026	3,410,000	3,642,971
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (a)	1,197,000	1,289,911
5.63%, 5/15/2030	95,000	113,408
Brown & Brown, Inc.:
2.38%, 3/15/2031	1,038,000	1,017,468
4.20%, 9/15/2024	1,022,000	1,090,811
4.50%, 3/15/2029	792,000	896,552
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030	1,124,000	1,058,527
2.70%, 3/13/2023	1,054,000	1,079,370
3.15%, 3/15/2025	645,000	682,023
3.35%, 5/15/2024	797,000	841,106
3.35%, 5/3/2026	1,673,000	1,796,668
Cincinnati Financial Corp. 6.92%, 5/15/2028	519,000	665,804
CNA Financial Corp.:
2.05%, 8/15/2030	1,014,000	982,911
3.45%, 8/15/2027	200,000	215,458
3.90%, 5/1/2029	277,000	306,789
3.95%, 5/15/2024	841,000	887,684
4.50%, 3/1/2026	502,000	553,350
CNO Financial Group, Inc.:
5.25%, 5/30/2025	1,156,000	1,278,062
5.25%, 5/30/2029	921,000	1,057,897
Enstar Group, Ltd.:
3.10%, 9/1/2031	855,000	837,011
4.95%, 6/1/2029	875,000	977,673
Equitable Holdings, Inc.:
3.90%, 4/20/2023	1,047,000	1,084,640
4.35%, 4/20/2028	150,000	168,048
Fairfax Financial Holdings, Ltd.:
3.38%, 3/3/2031	852,000	877,645
4.63%, 4/29/2030	1,160,000	1,299,850
4.85%, 4/17/2028	859,000	958,378
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	503,000	496,255
4.50%, 8/15/2028	768,000	868,692
First American Financial Corp.:
2.40%, 8/15/2031	742,000	726,678

See accompanying notes to financial statements.
134

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 5/15/2030	$ 1,024,000	$ 1,120,983
4.60%, 11/15/2024	384,000	416,310
Globe Life, Inc.:
2.15%, 8/15/2030	1,050,000	1,035,668
4.55%, 9/15/2028	662,000	752,317
Hanover Insurance Group, Inc.:
2.50%, 9/1/2030	726,000	723,945
4.50%, 4/15/2026	795,000	870,628
Hartford Financial Services Group, Inc. 2.80%, 8/19/2029 (a)	952,000	986,834
Jackson Financial, Inc.:
1.13%, 11/22/2023 (b)	1,153,000	1,151,247
3.13%, 11/23/2031 (b)	1,124,000	1,133,824
Kemper Corp.:
2.40%, 9/30/2030	1,070,000	1,034,487
4.35%, 2/15/2025	388,000	414,815
Lincoln National Corp.:
3.05%, 1/15/2030	914,000	953,631
3.35%, 3/9/2025	541,000	572,616
3.40%, 1/15/2031	879,000	945,426
3.63%, 12/12/2026 (a)	797,000	865,446
3.80%, 3/1/2028	797,000	874,819
4.00%, 9/1/2023	1,131,000	1,185,989
Loews Corp.:
2.63%, 5/15/2023	675,000	688,946
3.20%, 5/15/2030	759,000	807,751
3.75%, 4/1/2026	888,000	961,962
Manulife Financial Corp.:
2.48%, 5/19/2027	1,132,000	1,162,372
4.15%, 3/4/2026	1,496,000	1,639,107
Markel Corp.:
3.35%, 9/17/2029	774,000	836,191
3.50%, 11/1/2027	469,000	503,195
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030 (a)	452,000	451,412
2.38%, 12/15/2031	867,000	875,184
3.30%, 3/14/2023	853,000	874,999
3.50%, 6/3/2024	1,083,000	1,142,706
3.50%, 3/10/2025	1,069,000	1,133,268
3.75%, 3/14/2026	522,000	566,782
3.88%, 3/15/2024	887,000	938,730
4.38%, 3/15/2029	795,000	907,954
Mercury General Corp. 4.40%, 3/15/2027	969,000	1,068,817
MetLife, Inc.:
3.00%, 3/1/2025	956,000	1,006,066
3.60%, 4/10/2024	1,221,000	1,291,501
3.60%, 11/13/2025	1,035,000	1,117,262
4.55%, 3/23/2030	969,000	1,146,201
Series D, 4.37%, 9/15/2023	2,054,000	2,173,255
Munich Re America Corp. Series B, 7.45%, 12/15/2026	10,000	12,566
Security Description	Principal Amount	Value
Old Republic International Corp.:
3.88%, 8/26/2026	$ 919,000	$ 996,435
4.88%, 10/1/2024	1,046,000	1,138,079
PartnerRe Finance B LLC 3.70%, 7/2/2029	991,000	1,088,207
Primerica, Inc. 2.80%, 11/19/2031	980,000	991,152
Principal Financial Group, Inc.:
2.13%, 6/15/2030	708,000	700,170
3.10%, 11/15/2026	1,117,000	1,180,278
3.13%, 5/15/2023	559,000	575,636
3.40%, 5/15/2025	1,117,000	1,180,524
3.70%, 5/15/2029	1,147,000	1,266,873
Progressive Corp.:
2.45%, 1/15/2027	771,000	802,264
3.20%, 3/26/2030	976,000	1,056,637
4.00%, 3/1/2029	97,000	109,495
6.63%, 3/1/2029	47,000	60,893
Prudential Financial, Inc.:
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (c)	546,000	570,696
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (c)	966,000	1,086,847
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	555,000	595,576
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (c)	446,000	469,326
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (c)	1,816,000	1,890,365
5 year CMT + 3.04%, 3.70%, 10/1/2050 (a) (c)	2,570,000	2,599,915
Series MTN, 1.50%, 3/10/2026	1,115,000	1,116,795
Series MTN, 2.10%, 3/10/2030 (a)	795,000	798,784
Series MTN, 3.88%, 3/27/2028	702,000	780,427
Prudential PLC 3.13%, 4/14/2030	1,146,000	1,222,988
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	492,000	515,104
3.90%, 5/15/2029	1,040,000	1,141,223
3.95%, 9/15/2026	521,000	566,124
Series MTN, 4.70%, 9/15/2023	272,000	287,580
RenaissanceRe Finance, Inc.:
3.45%, 7/1/2027	423,000	454,065
3.70%, 4/1/2025	199,000	211,322

See accompanying notes to financial statements.
135

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029	$ 1,073,000	$ 1,164,516
Stewart Information Services Corp. 3.60%, 11/15/2031	1,197,000	1,212,753
Swiss Re America Holding Corp. 7.00%, 2/15/2026	426,000	513,952
Trinity Acquisition PLC 4.40%, 3/15/2026	944,000	1,034,426
Unum Group 4.00%, 3/15/2024	1,167,000	1,232,025
Voya Financial, Inc. 3.65%, 6/15/2026	916,000	987,704
Willis North America, Inc.:
2.95%, 9/15/2029	1,013,000	1,039,865
3.60%, 5/15/2024	923,000	967,322
4.50%, 9/15/2028	812,000	908,319
XLIT, Ltd. 4.45%, 3/31/2025	972,000	1,055,009
		155,405,855
INTERNET — 1.6%
Alibaba Group Holding, Ltd.:
2.13%, 2/9/2031 (a)	1,723,000	1,664,297
2.80%, 6/6/2023	719,000	734,933
3.40%, 12/6/2027 (a)	3,642,000	3,856,550
3.60%, 11/28/2024	2,783,000	2,929,553
Alphabet, Inc.:
0.45%, 8/15/2025	461,000	450,503
0.80%, 8/15/2027 (a)	1,261,000	1,215,642
1.10%, 8/15/2030 (a)	3,321,000	3,128,814
2.00%, 8/15/2026	2,524,000	2,604,692
3.38%, 2/25/2024	1,230,000	1,298,019
Amazon.com, Inc.:
0.25%, 5/12/2023	995,000	990,950
0.40%, 6/3/2023	1,203,000	1,199,343
0.45%, 5/12/2024	2,983,000	2,953,259
0.80%, 6/3/2025	1,371,000	1,354,959
1.00%, 5/12/2026	3,425,000	3,389,757
1.20%, 6/3/2027	1,774,000	1,750,175
1.50%, 6/3/2030 (a)	1,988,000	1,928,956
1.65%, 5/12/2028	2,107,000	2,105,378
2.10%, 5/12/2031 (a)	3,525,000	3,564,057
2.40%, 2/22/2023	1,375,000	1,400,960
2.80%, 8/22/2024	2,610,000	2,731,548
3.15%, 8/22/2027	5,200,000	5,620,524
3.80%, 12/5/2024	1,334,000	1,429,488
5.20%, 12/3/2025	1,604,000	1,827,181
Baidu, Inc.:
1.63%, 2/23/2027	1,116,000	1,085,667
1.72%, 4/9/2026	860,000	848,889
2.38%, 10/9/2030 (a)	695,000	675,338
2.38%, 8/23/2031 (a)	773,000	745,141
3.08%, 4/7/2025 (a)	795,000	824,892
3.43%, 4/7/2030	1,013,000	1,063,194
Security Description	Principal Amount	Value
3.63%, 7/6/2027	$ 936,000	$ 1,004,721
3.88%, 9/29/2023	1,100,000	1,144,902
4.13%, 6/30/2025	929,000	999,084
4.38%, 5/14/2024	1,192,000	1,268,610
4.38%, 3/29/2028	575,000	637,255
4.88%, 11/14/2028	582,000	667,199
Booking Holdings, Inc.:
2.75%, 3/15/2023	1,155,000	1,180,214
3.55%, 3/15/2028	596,000	649,986
3.60%, 6/1/2026	326,000	352,879
3.65%, 3/15/2025	1,100,000	1,169,685
4.63%, 4/13/2030	1,768,000	2,061,081
E*TRADE Financial Corp.:
3.80%, 8/24/2027	928,000	1,007,827
4.50%, 6/20/2028	1,079,000	1,215,472
eBay, Inc.:
1.40%, 5/10/2026	1,152,000	1,134,731
1.90%, 3/11/2025	759,000	768,009
2.60%, 5/10/2031 (a)	1,110,000	1,123,953
2.70%, 3/11/2030	1,461,000	1,495,567
2.75%, 1/30/2023	1,055,000	1,074,844
3.45%, 8/1/2024	1,213,000	1,274,099
3.60%, 6/5/2027	724,000	785,895
Expedia Group, Inc.:
2.95%, 3/15/2031	1,008,000	1,008,292
3.25%, 2/15/2030	1,304,000	1,332,936
3.60%, 12/15/2023	983,000	1,021,927
3.80%, 2/15/2028	794,000	847,746
4.50%, 8/15/2024	984,000	1,050,725
4.63%, 8/1/2027	830,000	927,550
5.00%, 2/15/2026	1,002,000	1,117,641
JD.com, Inc.:
3.38%, 1/14/2030	999,000	1,042,626
3.88%, 4/29/2026 (a)	1,225,000	1,309,182
TD Ameritrade Holding Corp. 3.63%, 4/1/2025	264,000	281,456
Tencent Music Entertainment Group:
1.38%, 9/3/2025	396,000	385,443
2.00%, 9/3/2030	1,237,000	1,158,463
VeriSign, Inc.:
2.70%, 6/15/2031	812,000	817,497
4.75%, 7/15/2027	1,093,000	1,139,769
5.25%, 4/1/2025	556,000	613,741
Weibo Corp.:
3.38%, 7/8/2030	1,290,000	1,277,229
3.50%, 7/5/2024	955,000	981,167
		92,702,062
INVESTMENT COMPANY SECURITY — 0.9%
Ares Capital Corp.:
2.15%, 7/15/2026 (a)	1,130,000	1,116,440
2.88%, 6/15/2028 (a)	1,497,000	1,493,198
3.20%, 11/15/2031	978,000	960,895
3.25%, 7/15/2025	1,255,000	1,301,937
3.88%, 1/15/2026	1,901,000	2,006,182

See accompanying notes to financial statements.
136

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.20%, 6/10/2024	$ 1,071,000	$ 1,131,779
4.25%, 3/1/2025	1,763,000	1,866,999
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	1,050,000	1,019,991
2.95%, 3/10/2026	855,000	853,034
Barings BDC, Inc. 3.30%, 11/23/2026 (b)	1,921,000	1,902,808
BlackRock TCP Capital Corp. 2.85%, 2/9/2026	1,044,000	1,053,135
Blackstone Secured Lending Fund:
2.13%, 2/15/2027 (b)	1,017,000	990,894
2.75%, 9/16/2026	472,000	471,745
2.85%, 9/30/2028 (b)	1,008,000	983,294
3.63%, 1/15/2026	814,000	857,744
3.65%, 7/14/2023	949,000	978,125
FS KKR Capital Corp.:
1.65%, 10/12/2024	1,055,000	1,036,094
2.63%, 1/15/2027	687,000	679,793
3.13%, 10/12/2028	1,163,000	1,159,220
3.40%, 1/15/2026	1,260,000	1,284,318
4.13%, 2/1/2025	721,000	755,139
4.63%, 7/15/2024	722,000	761,147
Goldman Sachs BDC, Inc.:
2.88%, 1/15/2026	600,000	614,886
3.75%, 2/10/2025	1,113,000	1,166,680
Golub Capital BDC, Inc.:
2.05%, 2/15/2027	1,196,000	1,152,561
2.50%, 8/24/2026	1,205,000	1,185,178
3.38%, 4/15/2024	1,818,000	1,865,559
Main Street Capital Corp.:
3.00%, 7/14/2026	1,155,000	1,158,592
5.20%, 5/1/2024	1,165,000	1,244,162
Oaktree Specialty Lending Corp.:
2.70%, 1/15/2027	823,000	815,717
3.50%, 2/25/2025	760,000	791,867
Owl Rock Capital Corp.:
2.63%, 1/15/2027	1,000,000	978,640
2.88%, 6/11/2028	560,000	551,169
3.40%, 7/15/2026	1,025,000	1,044,116
3.75%, 7/22/2025	1,191,000	1,234,829
4.00%, 3/30/2025	938,000	976,739
4.25%, 1/15/2026	937,000	985,724
5.25%, 4/15/2024	920,000	982,072
Owl Rock Capital Corp. III 3.13%, 4/13/2027 (b)	2,177,000	2,124,273
OWL Rock Core Income Corp. 3.13%, 9/23/2026 (b)	2,558,000	2,468,035
Owl Rock Technology Finance Corp. 2.50%, 1/15/2027	917,000	899,027
Prospect Capital Corp.:
3.36%, 11/15/2026	963,000	958,609
Security Description	Principal Amount	Value
3.44%, 10/15/2028	$ 1,074,000	$ 1,031,878
3.71%, 1/22/2026	939,000	956,015
Sixth Street Specialty Lending, Inc.:
2.50%, 8/1/2026	1,003,000	996,561
3.88%, 11/1/2024	1,014,000	1,060,086
		51,906,886
IRON/STEEL — 0.3%
ArcelorMittal SA:
4.25%, 7/16/2029 (a)	965,000	1,057,717
4.55%, 3/11/2026	1,173,000	1,286,417
Nucor Corp.:
2.00%, 6/1/2025	907,000	925,548
2.70%, 6/1/2030	330,000	339,771
3.95%, 5/1/2028	818,000	903,236
4.00%, 8/1/2023	724,000	755,009
Reliance Steel & Aluminum Co.:
1.30%, 8/15/2025	704,000	694,046
2.15%, 8/15/2030	965,000	941,029
4.50%, 4/15/2023	878,000	909,950
Steel Dynamics, Inc.:
1.65%, 10/15/2027	1,079,000	1,057,884
2.40%, 6/15/2025	931,000	955,104
2.80%, 12/15/2024	1,180,000	1,224,852
3.25%, 1/15/2031	1,169,000	1,233,166
3.45%, 4/15/2030	354,000	378,228
5.00%, 12/15/2026	998,000	1,025,934
Vale Overseas, Ltd.:
3.75%, 7/8/2030	1,541,000	1,597,431
6.25%, 8/10/2026	2,507,000	2,910,502
		18,195,824
LEISURE TIME — 0.0% (e)
Brunswick Corp.:
0.85%, 8/18/2024	1,598,000	1,575,868
2.40%, 8/18/2031	1,176,000	1,133,652
Harley-Davidson, Inc. 3.50%, 7/28/2025	63,000	66,434
		2,775,954
LODGING — 0.6%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	799,000	848,314
3.70%, 1/15/2031	275,000	291,214
Hyatt Hotels Corp.:
1.30%, 10/1/2023	956,000	956,468
1.80%, 10/1/2024	1,041,000	1,042,249
3.38%, 7/15/2023	890,000	911,565
4.38%, 9/15/2028	1,166,000	1,258,930
4.85%, 3/15/2026	958,000	1,043,118
5.38%, 4/23/2025	798,000	887,536
5.75%, 4/23/2030	1,115,000	1,332,369
Las Vegas Sands Corp.:
2.90%, 6/25/2025	581,000	581,709

See accompanying notes to financial statements.
137

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.20%, 8/8/2024	$ 1,470,000	$ 1,493,829
3.50%, 8/18/2026	1,143,000	1,157,002
3.90%, 8/8/2029 (a)	1,756,000	1,766,079
Marriott International, Inc.:
3.60%, 4/15/2024	1,115,000	1,167,706
3.75%, 3/15/2025	1,007,000	1,063,060
3.75%, 10/1/2025	1,011,000	1,072,560
Series AA, 4.65%, 12/1/2028	511,000	573,373
Series EE, 5.75%, 5/1/2025	1,148,000	1,292,820
Series FF, 4.63%, 6/15/2030	920,000	1,039,471
Series HH, 2.85%, 4/15/2031	808,000	806,077
Series R, 3.13%, 6/15/2026	1,025,000	1,070,049
Series X, 4.00%, 4/15/2028	886,000	960,778
Series Z, 4.15%, 12/1/2023 (a)	886,000	929,316
Sands China, Ltd.:
2.30%, 3/8/2027 (b)	1,075,000	1,012,360
2.85%, 3/8/2029 (a) (b)	1,036,000	972,286
3.25%, 8/8/2031 (b)	919,000	859,642
3.80%, 1/8/2026	1,197,000	1,200,363
4.38%, 6/18/2030 (a)	1,209,000	1,233,845
5.13%, 8/8/2025	2,247,000	2,346,767
5.40%, 8/8/2028	2,247,000	2,426,648
		33,597,503
MACHINERY, CONSTRUCTION & MINING — 0.4%
Caterpillar Financial Services Corp.:
0.25%, 3/1/2023	1,159,000	1,152,695
0.65%, 7/7/2023	812,000	811,756
0.90%, 3/2/2026	661,000	646,914
2.40%, 8/9/2026	578,000	599,502
Series MTN, 0.45%, 9/14/2023	992,000	986,981
Series MTN, 0.45%, 5/17/2024	1,178,000	1,162,992
Series MTN, 0.60%, 9/13/2024	1,147,000	1,133,041
Series MTN, 0.80%, 11/13/2025 (a)	1,020,000	1,000,436
Series MTN, 1.10%, 9/14/2027	795,000	771,937
Series MTN, 1.15%, 9/14/2026	1,256,000	1,239,710
Series MTN, 1.45%, 5/15/2025	693,000	696,035
Series MTN, 2.15%, 11/8/2024 (a)	970,000	998,567
Series MTN, 2.63%, 3/1/2023 (a)	1,020,000	1,042,756
Security Description	Principal Amount	Value
Series MTN, 2.85%, 5/17/2024	$ 711,000	$ 742,049
Series MTN, 3.25%, 12/1/2024	1,027,000	1,089,750
Series MTN, 3.30%, 6/9/2024	999,000	1,051,897
Series MTN, 3.45%, 5/15/2023	1,092,000	1,131,880
Series MTN, 3.65%, 12/7/2023	693,000	729,750
Series MTN, 3.75%, 11/24/2023	2,000	2,110
Caterpillar, Inc.:
1.90%, 3/12/2031 (a)	799,000	794,142
2.60%, 9/19/2029	764,000	800,634
2.60%, 4/9/2030	1,148,000	1,198,156
3.40%, 5/15/2024	1,169,000	1,229,110
Oshkosh Corp.:
3.10%, 3/1/2030	32,000	33,222
4.60%, 5/15/2028	482,000	543,349
		21,589,371
MACHINERY-DIVERSIFIED — 1.0%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	1,153,000	1,130,148
1.88%, 1/15/2026	1,134,000	1,137,992
1.95%, 7/2/2023	454,000	459,934
4.20%, 1/15/2024	1,181,000	1,248,140
CNH Industrial NV:
4.50%, 8/15/2023	1,229,000	1,292,318
Series MTN, 3.85%, 11/15/2027 (a)	761,000	830,571
Crane Co. 4.45%, 12/15/2023	453,000	477,702
Deere & Co.:
2.75%, 4/15/2025	738,000	771,476
3.10%, 4/15/2030 (a)	1,038,000	1,118,424
5.38%, 10/16/2029	788,000	977,498
7.13%, 3/3/2031	397,000	554,823
Dover Corp.:
2.95%, 11/4/2029	1,180,000	1,245,962
3.15%, 11/15/2025	576,000	608,930
Flowserve Corp.:
2.80%, 1/15/2032	731,000	712,096
3.50%, 10/1/2030	916,000	949,031
IDEX Corp.:
2.63%, 6/15/2031	596,000	601,620
3.00%, 5/1/2030	1,055,000	1,098,487
John Deere Capital Corp.:
1.05%, 6/17/2026	728,000	715,777
1.45%, 1/15/2031 (a)	660,000	628,228
2.00%, 6/17/2031 (a)	578,000	576,919
2.80%, 1/27/2023	1,123,000	1,148,200
3.65%, 10/12/2023	1,003,000	1,052,899
Series GMTN, 3.45%, 6/7/2023	1,151,000	1,194,232

See accompanying notes to financial statements.
138

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 0.25%, 1/17/2023	$ 688,000	$ 686,115
Series MTN, 0.40%, 10/10/2023	1,139,000	1,132,667
Series MTN, 0.45%, 1/17/2024	474,000	469,274
Series MTN, 0.45%, 6/7/2024	1,150,000	1,135,096
Series MTN, 0.63%, 9/10/2024	766,000	758,217
Series MTN, 0.70%, 7/5/2023	120,000	119,962
Series MTN, 0.70%, 1/15/2026	480,000	466,858
Series MTN, 1.20%, 4/6/2023	887,000	892,109
Series MTN, 1.30%, 10/13/2026	931,000	921,187
Series MTN, 1.50%, 3/6/2028	873,000	859,547
Series MTN, 1.75%, 3/9/2027	1,629,000	1,641,462
Series MTN, 2.05%, 1/9/2025	795,000	817,944
Series MTN, 2.25%, 9/14/2026	1,144,000	1,184,475
Series MTN, 2.45%, 1/9/2030	1,104,000	1,137,782
Series MTN, 2.60%, 3/7/2024	544,000	562,909
Series MTN, 2.65%, 6/24/2024	1,012,000	1,050,709
Series MTN, 2.65%, 6/10/2026	957,000	1,003,223
Series MTN, 2.80%, 3/6/2023	684,000	701,428
Series MTN, 2.80%, 9/8/2027	939,000	999,857
Series MTN, 2.80%, 7/18/2029	963,000	1,015,493
Series MTN, 3.05%, 1/6/2028 (a)	1,035,000	1,108,982
Series MTN, 3.35%, 6/12/2024	1,139,000	1,203,866
Series MTN, 3.40%, 9/11/2025	372,000	398,814
Series MTN, 3.45%, 1/10/2024	634,000	665,795
Series MTN, 3.45%, 3/13/2025	565,000	603,137
Series MTN, 3.45%, 3/7/2029	404,000	445,018
nVent Finance Sarl:
2.75%, 11/15/2031	1,166,000	1,160,800
4.55%, 4/15/2028	913,000	1,013,686
Otis Worldwide Corp.:
2.06%, 4/5/2025	1,444,000	1,471,595
Security Description	Principal Amount	Value
2.29%, 4/5/2027	$ 1,032,000	$ 1,052,268
2.57%, 2/15/2030	1,859,000	1,885,212
Rockwell Automation, Inc.:
0.35%, 8/15/2023	746,000	741,666
1.75%, 8/15/2031	997,000	972,035
2.88%, 3/1/2025	125,000	130,787
3.50%, 3/1/2029	619,000	679,309
Wabtec Corp. 3.45%, 11/15/2026	1,186,000	1,258,168
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025	1,161,000	1,211,736
4.40%, 3/15/2024	866,000	918,021
4.95%, 9/15/2028	1,418,000	1,611,798
Xylem, Inc.:
1.95%, 1/30/2028	1,095,000	1,087,390
2.25%, 1/30/2031	252,000	249,540
3.25%, 11/1/2026	1,044,000	1,118,270
		59,075,614
MEDIA — 2.0%
CBS Corp. 3.50%, 1/15/2025	1,147,000	1,209,385
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	2,865,000	2,802,085
2.80%, 4/1/2031	704,000	698,023
3.75%, 2/15/2028	3,154,000	3,381,214
4.20%, 3/15/2028	1,977,000	2,161,573
4.91%, 7/23/2025	842,000	927,412
5.05%, 3/30/2029	5,852,000	6,726,055
Class USD, 4.50%, 2/1/2024	858,000	912,105
Comcast Corp.:
1.50%, 2/15/2031	2,543,000	2,395,760
1.95%, 1/15/2031 (a)	1,868,000	1,826,643
2.35%, 1/15/2027	1,007,000	1,041,329
2.65%, 2/1/2030	2,457,000	2,544,936
3.15%, 3/1/2026 (a)	2,883,000	3,074,979
3.15%, 2/15/2028	2,314,000	2,484,496
3.30%, 2/1/2027	549,000	590,230
3.30%, 4/1/2027	1,226,000	1,320,537
3.38%, 2/15/2025	1,273,000	1,351,735
3.38%, 8/15/2025	1,349,000	1,439,504
3.40%, 4/1/2030	1,847,000	2,013,101
3.55%, 5/1/2028	1,458,000	1,596,291
3.70%, 4/15/2024	2,938,000	3,122,271
3.95%, 10/15/2025	3,747,000	4,096,520
4.15%, 10/15/2028	4,667,000	5,296,112
4.25%, 10/15/2030	1,601,000	1,847,826
Discovery Communications LLC:
2.95%, 3/20/2023	759,000	776,351
3.45%, 3/15/2025	1,131,000	1,186,657

See accompanying notes to financial statements.
139

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.63%, 5/15/2030	$ 924,000	$ 987,996
3.80%, 3/13/2024	260,000	272,948
3.90%, 11/15/2024	1,153,000	1,225,408
3.95%, 6/15/2025	1,013,000	1,079,524
3.95%, 3/20/2028	1,425,000	1,547,735
4.13%, 5/15/2029	1,086,000	1,197,869
4.90%, 3/11/2026	1,000,000	1,115,650
Fox Corp.:
3.05%, 4/7/2025	905,000	949,227
4.03%, 1/25/2024	1,202,000	1,269,625
4.71%, 1/25/2029	3,198,000	3,655,698
FOX Corp. 3.50%, 4/8/2030	1,181,000	1,273,850
Grupo Televisa SAB:
4.63%, 1/30/2026	849,000	921,657
6.63%, 3/18/2025	719,000	821,177
TCI Communications, Inc.:
7.13%, 2/15/2028	1,658,000	2,139,185
7.88%, 2/15/2026	1,159,000	1,444,172
Thomson Reuters Corp.:
3.35%, 5/15/2026	630,000	670,181
4.30%, 11/23/2023	947,000	996,055
Time Warner Entertainment Co. L.P. 8.38%, 3/15/2023	1,239,000	1,346,074
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	860,000	909,871
Series GMTN, 3.15%, 9/17/2025	1,111,000	1,178,693
Series MTN, 1.85%, 7/30/2026	980,000	993,475
Series MTN, 2.95%, 6/15/2027	46,000	49,332
ViacomCBS, Inc.:
2.90%, 1/15/2027 (a)	364,000	379,929
3.38%, 2/15/2028	967,000	1,030,774
3.70%, 8/15/2024	700,000	741,713
3.70%, 6/1/2028	1,046,000	1,133,038
3.88%, 4/1/2024	981,000	1,031,629
4.00%, 1/15/2026	987,000	1,066,878
4.20%, 6/1/2029	891,000	989,527
4.75%, 5/15/2025	1,126,000	1,236,044
4.95%, 1/15/2031 (a)	1,679,000	1,984,377
7.88%, 7/30/2030	376,000	521,189
Walt Disney Co.:
1.75%, 8/30/2024	1,319,000	1,341,898
1.75%, 1/13/2026	1,489,000	1,506,540
2.00%, 9/1/2029	2,240,000	2,227,792
2.20%, 1/13/2028	1,295,000	1,319,450
2.65%, 1/13/2031 (a)	2,693,000	2,799,266
3.35%, 3/24/2025 (a)	1,972,000	2,101,422
3.38%, 11/15/2026	1,058,000	1,138,154
3.70%, 9/15/2024	998,000	1,057,141
3.70%, 10/15/2025	606,000	652,589
3.70%, 3/23/2027	917,000	1,007,664
3.80%, 3/22/2030	2,456,000	2,760,249
Security Description	Principal Amount	Value
4.00%, 10/1/2023	$ 375,000	$ 395,036
		111,290,831
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
2.50%, 1/15/2023	561,000	569,740
3.25%, 6/15/2025	1,290,000	1,370,664
Timken Co.:
3.88%, 9/1/2024	713,000	749,320
4.50%, 12/15/2028	245,000	273,511
		2,963,235
MINING — 0.2%
AngloGold Ashanti Holdings PLC:
3.38%, 11/1/2028	1,131,000	1,120,120
3.75%, 10/1/2030	1,212,000	1,218,727
BHP Billiton Finance USA, Ltd.:
3.85%, 9/30/2023	947,000	995,922
6.42%, 3/1/2026	843,000	1,003,988
Kinross Gold Corp.:
4.50%, 7/15/2027	1,164,000	1,301,282
5.95%, 3/15/2024	875,000	949,462
Newmont Corp.:
2.25%, 10/1/2030	1,207,000	1,191,128
2.80%, 10/1/2029	869,000	893,445
Rio Tinto Alcan, Inc. 7.25%, 3/15/2031	118,000	164,421
Rio Tinto Finance USA, Ltd. 7.13%, 7/15/2028	1,309,000	1,709,266
Southern Copper Corp. 3.88%, 4/23/2025	1,093,000	1,170,220
Teck Resources, Ltd. 3.90%, 7/15/2030 (a)	1,083,000	1,165,254
Yamana Gold, Inc. 2.63%, 8/15/2031 (b)	560,000	540,579
		13,423,814
MISCELLANEOUS MANUFACTURER — 0.6%
3M Co.:
2.00%, 2/14/2025 (a)	1,095,000	1,121,773
2.38%, 8/26/2029 (a)	1,248,000	1,280,535
2.65%, 4/15/2025	1,236,000	1,289,914
2.88%, 10/15/2027	450,000	479,718
3.05%, 4/15/2030	824,000	883,674
Series MTN, 2.25%, 3/15/2023	1,045,000	1,062,671
Series MTN, 2.25%, 9/19/2026 (a)	928,000	960,749
Series MTN, 3.00%, 8/7/2025	4,000	4,238
Series MTN, 3.25%, 2/14/2024	1,065,000	1,113,830
Series MTN, 3.38%, 3/1/2029	1,380,000	1,505,649

See accompanying notes to financial statements.
140

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.63%, 9/14/2028	$ 1,046,000	$ 1,163,288
Carlisle Cos., Inc.:
0.55%, 9/1/2023 (a)	390,000	386,997
2.75%, 3/1/2030	1,110,000	1,133,998
3.50%, 12/1/2024	492,000	518,942
3.75%, 12/1/2027	716,000	774,017
Eaton Corp. 3.10%, 9/15/2027	919,000	982,604
General Electric Co. 3.45%, 5/1/2027	500	528
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	1,238,000	1,301,794
3.50%, 3/1/2024	604,000	632,823
Parker-Hannifin Corp.:
2.70%, 6/14/2024	488,000	504,299
3.25%, 3/1/2027	1,005,000	1,075,380
3.25%, 6/14/2029	711,000	753,056
Series MTN, 3.30%, 11/21/2024	1,170,000	1,227,447
Pentair Finance Sarl 4.50%, 7/1/2029	1,097,000	1,240,499
Textron, Inc.:
2.45%, 3/15/2031	1,128,000	1,115,829
3.00%, 6/1/2030	180,000	186,489
3.38%, 3/1/2028	962,000	1,016,440
3.65%, 3/15/2027	822,000	883,231
3.88%, 3/1/2025	1,132,000	1,207,312
3.90%, 9/17/2029	1,072,000	1,176,670
4.00%, 3/15/2026	393,000	425,088
4.30%, 3/1/2024	1,022,000	1,079,477
Trane Technologies Global Holding Co. Ltd. 4.25%, 6/15/2023	1,188,000	1,243,468
Trane Technologies Global Holding Co., Ltd. 3.75%, 8/21/2028	590,000	644,215
Trane Technologies Luxembourg Finance SA:
3.50%, 3/21/2026	1,146,000	1,221,109
3.55%, 11/1/2024	1,118,000	1,183,146
		32,780,897
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	1,105,000	1,133,907
3.25%, 2/15/2029	300,000	302,289
3.28%, 12/1/2028	1,709,000	1,752,067
3.57%, 12/1/2031	992,000	1,033,237
4.25%, 4/1/2028	405,000	419,082
Xerox Corp. 4.07%, 3/17/2022	158,000	159,202
		4,799,784
Security Description	Principal Amount	Value
OFFICE FURNISHINGS — 0.0% (e)
Steelcase, Inc. 5.13%, 1/18/2029	$ 976,000	$ 1,107,311
OIL & GAS — 3.2%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030 (a)	1,330,000	1,281,216
2.75%, 5/10/2023	771,000	790,553
3.02%, 1/16/2027	888,000	937,781
3.12%, 5/4/2026	1,055,000	1,116,834
3.19%, 4/6/2025	1,050,000	1,106,826
3.41%, 2/11/2026	1,673,000	1,789,575
3.54%, 4/6/2027	729,000	789,011
3.59%, 4/14/2027	978,000	1,058,294
3.63%, 4/6/2030 (a)	1,109,000	1,223,105
3.79%, 2/6/2024	1,222,000	1,289,797
3.80%, 9/21/2025	1,170,000	1,261,740
3.94%, 9/21/2028	1,047,000	1,162,180
4.23%, 11/6/2028	2,118,000	2,400,224
BP Capital Markets PLC:
2.75%, 5/10/2023	1,061,000	1,087,652
3.28%, 9/19/2027	1,632,000	1,755,281
3.51%, 3/17/2025	907,000	966,336
3.54%, 11/4/2024 (a)	1,043,000	1,110,242
3.72%, 11/28/2028	981,000	1,079,640
3.81%, 2/10/2024	1,770,000	1,867,881
3.99%, 9/26/2023	1,051,000	1,106,377
Burlington Resources LLC 7.20%, 8/15/2031	1,182,000	1,663,523
Canadian Natural Resources, Ltd.:
2.05%, 7/15/2025	125,000	126,329
2.95%, 1/15/2023	203,000	206,760
2.95%, 7/15/2030	869,000	888,040
3.80%, 4/15/2024 (a)	1,068,000	1,119,915
3.85%, 6/1/2027	1,744,000	1,875,079
3.90%, 2/1/2025	1,094,000	1,164,705
Cenovus Energy, Inc.:
2.65%, 1/15/2032	626,000	613,086
3.80%, 9/15/2023	6,000	6,211
4.25%, 4/15/2027	1,200,000	1,309,536
4.40%, 4/15/2029	1,154,000	1,277,097
5.38%, 7/15/2025	945,000	1,045,132
Chevron Corp.:
1.14%, 5/11/2023	1,307,000	1,315,430
1.55%, 5/11/2025	2,584,000	2,609,607
2.00%, 5/11/2027	1,041,000	1,058,895
2.24%, 5/11/2030	1,768,000	1,794,502
2.57%, 5/16/2023	769,000	785,749
2.90%, 3/3/2024	779,000	810,666
2.95%, 5/16/2026 (a)	2,693,000	2,854,930
3.19%, 6/24/2023	2,493,000	2,572,203
3.33%, 11/17/2025	859,000	919,242
Chevron USA, Inc.:
0.43%, 8/11/2023	1,231,000	1,227,750

See accompanying notes to financial statements.
141

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
0.69%, 8/12/2025 (a)	$ 640,000	$ 627,245
1.02%, 8/12/2027	1,361,000	1,313,447
3.25%, 10/15/2029	2,072,000	2,248,534
3.85%, 1/15/2028	774,000	859,968
3.90%, 11/15/2024	710,000	761,631
Cimarex Energy Co. 4.38%, 6/1/2024	150,000	155,423
Concho Resources, Inc. 3.75%, 10/1/2027	379,000	395,824
ConocoPhillips:
2.40%, 2/15/2031 (a) (b)	1,135,000	1,141,549
3.75%, 10/1/2027 (b)	1,174,000	1,284,849
4.30%, 8/15/2028 (a) (b)	3,005,000	3,381,887
ConocoPhillips Co.:
3.35%, 11/15/2024	1,132,000	1,192,222
4.95%, 3/15/2026 (a)	1,289,000	1,457,098
6.95%, 4/15/2029	2,275,000	2,992,671
Continental Resources, Inc.:
3.80%, 6/1/2024	250,000	260,960
4.38%, 1/15/2028	2,918,000	3,157,685
Coterra Energy, Inc.:
3.90%, 5/15/2027 (b)	1,154,000	1,243,158
4.38%, 6/1/2024 (b)	1,095,000	1,159,550
4.38%, 3/15/2029 (b)	1,135,000	1,275,536
Devon Energy Corp.:
4.50%, 1/15/2030	1,084,000	1,163,501
5.25%, 9/15/2024	1,213,000	1,310,962
5.25%, 10/15/2027	1,085,000	1,142,809
5.88%, 6/15/2028	1,053,000	1,141,831
Diamondback Energy, Inc.:
2.88%, 12/1/2024	618,000	641,595
3.13%, 3/24/2031	1,148,000	1,183,714
3.25%, 12/1/2026	1,006,000	1,061,934
3.50%, 12/1/2029	1,446,000	1,532,659
4.75%, 5/31/2025	1,116,000	1,222,690
Eni USA, Inc. 7.30%, 11/15/2027	1,082,000	1,372,430
EOG Resources, Inc.:
2.63%, 3/15/2023	815,000	829,075
3.15%, 4/1/2025	944,000	992,257
4.15%, 1/15/2026	1,417,000	1,550,269
4.38%, 4/15/2030 (a)	719,000	831,214
Exxon Mobil Corp.:
1.57%, 4/15/2023	3,272,000	3,309,464
2.02%, 8/16/2024	1,478,000	1,515,201
2.28%, 8/16/2026 (a)	994,000	1,027,746
2.44%, 8/16/2029 (a)	2,123,000	2,177,667
2.61%, 10/15/2030 (a)	2,189,000	2,271,700
2.71%, 3/6/2025	2,406,000	2,507,990
2.73%, 3/1/2023	1,174,000	1,198,901
2.99%, 3/19/2025	3,298,000	3,469,067
3.04%, 3/1/2026	3,512,000	3,719,559
3.18%, 3/15/2024	980,000	1,024,815
3.29%, 3/19/2027	1,845,000	1,989,740
3.48%, 3/19/2030	2,428,000	2,664,463
Security Description	Principal Amount	Value
Helmerich & Payne, Inc. 2.90%, 9/29/2031 (b)	$ 407,000	$ 401,729
Hess Corp.:
3.50%, 7/15/2024	1,092,000	1,140,114
4.30%, 4/1/2027	126,000	137,445
7.30%, 8/15/2031	490,000	655,008
7.88%, 10/1/2029	818,000	1,100,586
HollyFrontier Corp.:
2.63%, 10/1/2023	343,000	349,761
4.50%, 10/1/2030	1,174,000	1,269,352
5.88%, 4/1/2026	698,000	782,695
Marathon Oil Corp. 4.40%, 7/15/2027	1,249,000	1,370,390
Marathon Petroleum Corp.:
3.63%, 9/15/2024	1,018,000	1,071,903
3.80%, 4/1/2028	952,000	1,024,866
4.70%, 5/1/2025	841,000	918,305
5.13%, 12/15/2026	785,000	895,159
Newfield Exploration Co. 5.38%, 1/1/2026	250,000	277,425
Ovintiv, Inc.:
7.20%, 11/1/2031	100,000	130,061
7.38%, 11/1/2031	200,000	263,314
8.13%, 9/15/2030	205,000	273,874
Phillips 66:
0.90%, 2/15/2024	592,000	588,158
1.30%, 2/15/2026	938,000	920,863
2.15%, 12/15/2030 (a)	827,000	796,318
3.70%, 4/6/2023	1,086,000	1,123,228
3.85%, 4/9/2025	978,000	1,043,585
3.90%, 3/15/2028	716,000	776,201
Pioneer Natural Resources Co.:
0.55%, 5/15/2023	1,012,000	1,008,286
0.75%, 1/15/2024	1,180,000	1,166,548
1.13%, 1/15/2026	1,101,000	1,070,910
1.90%, 8/15/2030	752,000	713,949
2.15%, 1/15/2031	802,000	774,387
4.45%, 1/15/2026 (a)	906,000	990,648
Shell International Finance B.V.:
0.38%, 9/15/2023	1,637,000	1,628,242
2.00%, 11/7/2024	1,528,000	1,566,674
2.38%, 11/7/2029	2,332,000	2,385,706
2.50%, 9/12/2026	777,000	813,659
2.75%, 4/6/2030 (a)	2,105,000	2,201,851
2.88%, 5/10/2026	1,631,000	1,734,552
3.25%, 5/11/2025	3,230,000	3,441,533
3.50%, 11/13/2023	1,231,000	1,290,199
3.88%, 11/13/2028	1,420,000	1,589,534
Suncor Energy, Inc.:
2.80%, 5/15/2023	1,003,000	1,026,601
3.10%, 5/15/2025	749,000	783,821
Tosco Corp. 8.13%, 2/15/2030	256,000	359,608

See accompanying notes to financial statements.
142

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
TotalEnergies Capital International SA:
2.43%, 1/10/2025	$ 1,334,000	$ 1,380,143
2.70%, 1/25/2023	1,016,000	1,038,139
2.83%, 1/10/2030	1,542,000	1,619,994
3.46%, 2/19/2029	1,389,000	1,510,593
3.70%, 1/15/2024	1,369,000	1,443,528
3.75%, 4/10/2024	891,000	945,823
TotalEnergies Capital SA:
2.75%, 7/15/2023	1,195,000	1,229,990
3.88%, 10/11/2028	1,372,000	1,532,373
Valero Energy Corp.:
2.15%, 9/15/2027	991,000	989,563
2.80%, 12/1/2031	1,180,000	1,176,767
2.85%, 4/15/2025	1,345,000	1,397,294
3.40%, 9/15/2026	1,192,000	1,273,914
4.00%, 4/1/2029	1,259,000	1,372,927
4.35%, 6/1/2028	823,000	907,497
WPX Energy, Inc. 4.50%, 1/15/2030	113,000	120,148
		179,983,163
OIL & GAS SERVICES — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
1.23%, 12/15/2023	817,000	820,619
2.06%, 12/15/2026	2,968,000	2,996,938
2.77%, 12/15/2022	839,000	855,553
3.14%, 11/7/2029	1,115,000	1,177,931
3.34%, 12/15/2027	1,365,000	1,456,209
4.49%, 5/1/2030	1,092,000	1,257,504
Halliburton Co.:
2.92%, 3/1/2030 (a)	1,268,000	1,309,565
3.50%, 8/1/2023	1,056,000	1,090,869
3.80%, 11/15/2025	767,000	827,831
NOV, Inc. 3.60%, 12/1/2029 (a)	991,000	1,038,003
Schlumberger Finance Canada, Ltd. 1.40%, 9/17/2025	1,005,000	1,002,538
Schlumberger Investment SA:
2.65%, 6/26/2030 (a)	1,590,000	1,628,828
3.65%, 12/1/2023	1,688,000	1,763,234
		17,225,622
PACKAGING & CONTAINERS — 0.3%
Amcor Finance USA, Inc.:
3.63%, 4/28/2026	365,000	389,203
4.50%, 5/15/2028	527,000	598,672
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030	1,051,000	1,063,255
2.69%, 5/25/2031	1,007,000	1,018,933
3.10%, 9/15/2026	421,000	437,949
Berry Global, Inc.:
0.95%, 2/15/2024	890,000	880,958
Security Description	Principal Amount	Value
1.57%, 1/15/2026	$ 1,830,000	$ 1,791,113
1.65%, 1/15/2027	927,000	903,148
Packaging Corp. of America:
3.00%, 12/15/2029	1,139,000	1,191,485
3.40%, 12/15/2027	1,105,000	1,191,289
3.65%, 9/15/2024	606,000	640,488
Sonoco Products Co. 3.13%, 5/1/2030	1,090,000	1,139,388
WestRock MWV LLC:
7.95%, 2/15/2031	8,000	11,254
8.20%, 1/15/2030	403,000	556,055
WestRock RKT LLC 4.00%, 3/1/2023	3,000	3,082
WRKCo, Inc.:
3.00%, 9/15/2024	1,140,000	1,189,077
3.38%, 9/15/2027	941,000	1,000,387
3.75%, 3/15/2025	1,104,000	1,178,078
3.90%, 6/1/2028	1,026,000	1,124,578
4.00%, 3/15/2028 (a)	587,000	647,860
4.65%, 3/15/2026	901,000	1,005,669
4.90%, 3/15/2029 (a)	569,000	662,202
		18,624,123
PHARMACEUTICALS — 4.6%
AbbVie, Inc.:
2.60%, 11/21/2024	4,598,000	4,768,908
2.80%, 3/15/2023	683,000	695,233
2.85%, 5/14/2023	1,252,000	1,280,408
2.95%, 11/21/2026	5,595,000	5,893,661
3.20%, 5/14/2026	2,387,000	2,525,303
3.20%, 11/21/2029	6,817,000	7,297,871
3.60%, 5/14/2025	4,492,000	4,773,783
3.75%, 11/14/2023	1,940,000	2,033,372
3.80%, 3/15/2025	3,951,000	4,214,769
3.85%, 6/15/2024	1,133,000	1,197,887
4.25%, 11/14/2028	1,998,000	2,256,621
AmerisourceBergen Corp.:
0.74%, 3/15/2023	542,000	540,661
2.70%, 3/15/2031	1,519,000	1,536,666
2.80%, 5/15/2030 (a)	1,074,000	1,104,201
3.25%, 3/1/2025	958,000	1,005,919
3.40%, 5/15/2024	497,000	519,773
3.45%, 12/15/2027	1,178,000	1,269,189
Astrazeneca Finance LLC:
0.70%, 5/28/2024	2,597,000	2,576,899
1.20%, 5/28/2026	1,455,000	1,437,205
1.75%, 5/28/2028	930,000	924,020
2.25%, 5/28/2031 (a)	1,112,000	1,123,898
AstraZeneca PLC:
0.30%, 5/26/2023 (a)	1,763,000	1,752,986
0.70%, 4/8/2026	1,146,000	1,108,434
1.38%, 8/6/2030	1,566,000	1,478,069
3.13%, 6/12/2027	806,000	864,258
3.38%, 11/16/2025	2,989,000	3,207,197
3.50%, 8/17/2023 (a)	898,000	936,731
4.00%, 1/17/2029	1,319,000	1,487,001

See accompanying notes to financial statements.
143

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Becton Dickinson & Co.:
1.96%, 2/11/2031	$ 1,020,000	$ 983,117
3.36%, 6/6/2024	1,388,000	1,453,278
3.70%, 6/6/2027	1,925,000	2,099,078
3.73%, 12/15/2024	1,654,000	1,759,228
Becton Dickinson and Co. 2.82%, 5/20/2030	726,000	751,758
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023	1,810,000	1,800,787
1.13%, 11/13/2027	1,407,000	1,370,362
1.45%, 11/13/2030	1,488,000	1,416,799
2.75%, 2/15/2023	1,090,000	1,113,195
2.90%, 7/26/2024	2,448,000	2,559,139
3.20%, 6/15/2026	3,756,000	4,032,780
3.25%, 2/20/2023	997,000	1,023,710
3.25%, 11/1/2023	1,306,000	1,363,386
3.25%, 2/27/2027	1,057,000	1,143,220
3.40%, 7/26/2029	5,350,000	5,851,777
3.45%, 11/15/2027	1,264,000	1,382,222
3.63%, 5/15/2024	764,000	805,623
3.88%, 8/15/2025	1,929,000	2,088,374
3.90%, 2/20/2028	1,589,000	1,771,830
7.15%, 6/15/2023	30,000	32,689
Cardinal Health, Inc.:
3.08%, 6/15/2024	908,000	941,660
3.20%, 3/15/2023	84,000	86,163
3.41%, 6/15/2027	1,309,000	1,405,133
3.50%, 11/15/2024	915,000	964,721
3.75%, 9/15/2025	973,000	1,043,796
Cigna Corp.:
0.61%, 3/15/2024	2,979,000	2,949,985
1.25%, 3/15/2026	1,192,000	1,176,587
2.38%, 3/15/2031	1,359,000	1,364,599
2.40%, 3/15/2030	1,599,000	1,610,033
3.00%, 7/15/2023	1,159,000	1,192,611
3.05%, 10/15/2027	849,000	901,850
3.25%, 4/15/2025	1,068,000	1,125,288
3.40%, 3/1/2027	1,352,000	1,454,820
3.50%, 6/15/2024	1,141,000	1,197,673
3.75%, 7/15/2023	854,000	888,860
4.13%, 11/15/2025	2,641,000	2,891,472
4.38%, 10/15/2028	4,789,000	5,444,135
4.50%, 2/25/2026	1,282,000	1,420,507
CVS Health Corp.:
1.30%, 8/21/2027	2,952,000	2,865,211
1.75%, 8/21/2030	1,215,000	1,159,608
1.88%, 2/28/2031	1,397,000	1,340,449
2.13%, 9/15/2031 (a)	775,000	759,640
2.63%, 8/15/2024	1,063,000	1,101,087
2.88%, 6/1/2026	2,177,000	2,280,473
3.00%, 8/15/2026	953,000	1,003,776
3.25%, 8/15/2029	1,239,000	1,320,910
3.38%, 8/12/2024	1,118,000	1,175,040
3.63%, 4/1/2027	760,000	824,471
3.75%, 4/1/2030	1,919,000	2,107,350
Security Description	Principal Amount	Value
3.88%, 7/20/2025	$ 3,281,000	$ 3,529,076
4.00%, 12/5/2023	1,001,000	1,051,020
4.10%, 3/25/2025	1,034,000	1,114,621
4.30%, 3/25/2028	6,325,000	7,102,659
6.25%, 6/1/2027	1,306,000	1,579,476
Eli Lilly & Co.:
2.75%, 6/1/2025	565,000	591,612
3.10%, 5/15/2027	706,000	754,530
3.38%, 3/15/2029 (a)	585,000	641,821
5.50%, 3/15/2027	801,000	952,453
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023	1,468,000	1,461,790
3.00%, 6/1/2024	896,000	935,872
3.38%, 6/1/2029 (a)	1,293,000	1,408,814
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	1,762,000	1,805,521
3.38%, 5/15/2023	1,390,000	1,439,595
3.63%, 5/15/2025	1,191,000	1,281,790
3.88%, 5/15/2028	1,838,000	2,054,167
Johnson & Johnson:
0.95%, 9/1/2027	2,135,000	2,088,457
1.30%, 9/1/2030 (a)	2,048,000	1,971,896
2.05%, 3/1/2023	864,000	876,597
2.45%, 3/1/2026	2,335,000	2,434,074
2.63%, 1/15/2025	1,010,000	1,054,854
2.90%, 1/15/2028	2,240,000	2,389,206
2.95%, 3/3/2027	1,608,000	1,720,898
3.38%, 12/5/2023	1,191,000	1,250,479
6.95%, 9/1/2029	666,000	911,774
McKesson Corp.:
0.90%, 12/3/2025	644,000	624,577
1.30%, 8/15/2026	1,000,000	978,400
3.80%, 3/15/2024	785,000	824,643
3.95%, 2/16/2028	623,000	686,540
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	634,000	692,569
Merck & Co., Inc.:
0.75%, 2/24/2026	144,000	141,058
1.45%, 6/24/2030 (a)	899,000	859,938
1.70%, 6/10/2027	1,734,000	1,745,548
1.90%, 12/10/2028	792,000	795,453
2.15%, 12/10/2031	1,654,000	1,658,979
2.75%, 2/10/2025	2,878,000	3,012,719
2.80%, 5/18/2023	1,845,000	1,899,889
2.90%, 3/7/2024	1,299,000	1,353,259
3.40%, 3/7/2029	3,424,000	3,733,290
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	431,000	539,392
Mylan, Inc.:
4.20%, 11/29/2023	1,051,000	1,102,215
4.55%, 4/15/2028	723,000	809,883
Novartis Capital Corp.:
1.75%, 2/14/2025	1,353,000	1,374,053
2.00%, 2/14/2027	1,842,000	1,876,151
2.20%, 8/14/2030	1,228,000	1,246,702

See accompanying notes to financial statements.
144

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 11/20/2025 (a)	$ 1,036,000	$ 1,098,025
3.10%, 5/17/2027	1,277,000	1,365,930
3.40%, 5/6/2024	3,954,000	4,172,221
Pfizer, Inc.:
0.80%, 5/28/2025	215,000	212,347
1.70%, 5/28/2030 (a)	822,000	804,039
1.75%, 8/18/2031 (a)	954,000	933,069
2.63%, 4/1/2030	1,542,000	1,620,195
2.75%, 6/3/2026 (a)	1,365,000	1,447,815
2.95%, 3/15/2024	971,000	1,010,792
3.00%, 6/15/2023	1,731,000	1,790,010
3.00%, 12/15/2026 (a)	2,428,000	2,615,927
3.20%, 9/15/2023	814,000	846,519
3.40%, 5/15/2024	1,091,000	1,155,140
3.45%, 3/15/2029	2,150,000	2,371,020
3.60%, 9/15/2028	775,000	861,568
Pharmacia LLC 6.60%, 12/1/2028	1,654,000	2,147,140
Sanofi:
3.38%, 6/19/2023	1,402,000	1,452,921
3.63%, 6/19/2028 (a)	705,000	793,351
Shire Acquisitions Investments Ireland DAC:
2.88%, 9/23/2023	3,254,000	3,345,926
3.20%, 9/23/2026	3,604,000	3,824,024
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	3,114,000	3,035,839
4.40%, 11/26/2023	1,464,000	1,549,307
5.00%, 11/26/2028	1,690,000	1,985,513
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	2,836,000	3,058,853
Viatris, Inc.:
1.65%, 6/22/2025	783,000	780,706
2.30%, 6/22/2027	956,000	964,461
2.70%, 6/22/2030 (a)	1,711,000	1,717,433
Wyeth LLC 6.45%, 2/1/2024	1,408,000	1,562,049
Zoetis, Inc.:
2.00%, 5/15/2030	52,000	51,245
3.00%, 9/12/2027	1,052,000	1,112,469
3.25%, 2/1/2023	1,472,000	1,500,336
3.90%, 8/20/2028	843,000	937,424
4.50%, 11/13/2025	495,000	545,346
		259,638,453
PIPELINES — 2.9%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	9,000	8,854
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	529,000	538,612
3.40%, 2/15/2031	916,000	945,056
4.45%, 7/15/2027	1,125,000	1,233,765
4.80%, 5/3/2029	516,000	578,477
Security Description	Principal Amount	Value
4.95%, 12/15/2024	$ 702,000	$ 760,793
5.95%, 6/1/2026	1,102,000	1,264,159
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	2,858,000	3,058,574
5.13%, 6/30/2027	1,144,000	1,292,800
5.88%, 3/31/2025	1,840,000	2,041,958
7.00%, 6/30/2024	1,130,000	1,250,774
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	1,116,000	1,217,779
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029 (b)	783,000	805,182
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	626,000	654,107
4.15%, 9/15/2029	923,000	991,699
4.40%, 3/15/2027	984,000	1,063,438
4.95%, 5/15/2028	886,000	985,329
Enbridge Energy Partners L.P. 5.88%, 10/15/2025	619,000	706,056
Enbridge, Inc.:
0.55%, 10/4/2023	980,000	973,610
1.60%, 10/4/2026	615,000	607,146
2.50%, 1/15/2025 (a)	969,000	997,624
3.13%, 11/15/2029 (a)	860,000	902,458
3.50%, 6/10/2024	909,000	951,505
3.70%, 7/15/2027 (a)	919,000	992,970
4.00%, 10/1/2023	1,008,000	1,052,836
4.25%, 12/1/2026	879,000	969,748
Energy Transfer L.P.:
2.90%, 5/15/2025	1,046,000	1,080,811
3.45%, 1/15/2023	453,000	461,100
3.60%, 2/1/2023	1,118,000	1,141,053
3.90%, 7/15/2026	160,000	172,426
4.00%, 10/1/2027	1,258,000	1,351,595
4.20%, 4/15/2027	969,000	1,049,291
4.25%, 3/15/2023	1,107,000	1,138,826
4.25%, 4/1/2024	781,000	821,268
4.50%, 4/15/2024	794,000	842,633
4.75%, 1/15/2026	1,254,000	1,371,537
4.90%, 2/1/2024	904,000	958,032
5.25%, 4/15/2029	2,516,000	2,890,658
5.50%, 6/1/2027	737,000	842,362
5.88%, 1/15/2024	679,000	732,709
5.95%, 12/1/2025	1,142,000	1,301,195
Series 5Y, 4.20%, 9/15/2023	1,060,000	1,106,884
Energy Transfer L.P./Regency Energy Finance Corp. 4.50%, 11/1/2023	814,000	853,927
Energy Transfer Operating L.P.:
3.75%, 5/15/2030	1,567,000	1,665,423
4.05%, 3/15/2025	829,000	878,251

See accompanying notes to financial statements.
145

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Energy Transfer Partners L.P. 4.95%, 6/15/2028 (a)	$ 1,235,000	$ 1,392,635
Enterprise Products Operating LLC:
2.80%, 1/31/2030 (a)	1,151,000	1,200,412
3.13%, 7/31/2029 (a)	1,437,000	1,526,482
3.35%, 3/15/2023	1,271,000	1,301,695
3.70%, 2/15/2026	2,416,000	2,595,509
3.75%, 2/15/2025	1,592,000	1,695,146
3.90%, 2/15/2024	1,193,000	1,254,070
3.95%, 2/15/2027	1,104,000	1,207,125
4.15%, 10/16/2028	1,282,000	1,438,301
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (c)	545,000	548,466
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	394,000	402,991
Kinder Morgan Energy Partners L.P.:
3.45%, 2/15/2023	1,175,000	1,200,627
3.50%, 9/1/2023	700,000	724,003
4.15%, 2/1/2024	947,000	996,481
4.25%, 9/1/2024	879,000	937,779
4.30%, 5/1/2024	493,000	523,260
7.40%, 3/15/2031	336,000	452,353
Kinder Morgan, Inc.:
1.75%, 11/15/2026	1,141,000	1,138,182
2.00%, 2/15/2031	1,063,000	1,014,230
3.15%, 1/15/2023	808,000	826,527
4.30%, 6/1/2025	1,217,000	1,316,964
4.30%, 3/1/2028	1,643,000	1,829,136
Magellan Midstream Partners L.P.:
3.25%, 6/1/2030	921,000	968,358
5.00%, 3/1/2026	1,091,000	1,219,138
MPLX L.P.:
1.75%, 3/1/2026	1,797,000	1,784,637
2.65%, 8/15/2030	1,139,000	1,137,018
3.38%, 3/15/2023	1,178,000	1,208,192
4.00%, 2/15/2025	1,226,000	1,307,051
4.00%, 3/15/2028	1,528,000	1,661,028
4.13%, 3/1/2027 (a)	1,349,000	1,476,089
4.25%, 12/1/2027	1,041,000	1,153,241
4.50%, 7/15/2023	528,000	550,039
4.80%, 2/15/2029	725,000	828,856
4.88%, 12/1/2024	2,403,000	2,611,436
4.88%, 6/1/2025	1,481,000	1,620,673
Northwest Pipeline LLC 4.00%, 4/1/2027	820,000	893,390
ONEOK Partners L.P.:
4.90%, 3/15/2025	988,000	1,077,809
5.00%, 9/15/2023	932,000	982,030
ONEOK, Inc.:
2.20%, 9/15/2025	1,035,000	1,047,699
2.75%, 9/1/2024	850,000	875,662
Security Description	Principal Amount	Value
3.10%, 3/15/2030	$ 678,000	$ 692,197
3.40%, 9/1/2029	926,000	959,651
4.00%, 7/13/2027	115,000	124,378
4.35%, 3/15/2029	1,013,000	1,111,393
4.55%, 7/15/2028	954,000	1,055,830
5.85%, 1/15/2026	1,172,000	1,347,331
6.35%, 1/15/2031	1,120,000	1,411,883
7.50%, 9/1/2023	1,060,000	1,153,545
Phillips 66 Partners L.P.:
2.45%, 12/15/2024	386,000	395,380
3.15%, 12/15/2029	951,000	984,418
3.55%, 10/1/2026	948,000	1,010,492
3.61%, 2/15/2025	1,063,000	1,120,349
3.75%, 3/1/2028	721,000	774,657
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023	762,000	772,980
3.55%, 12/15/2029	1,686,000	1,753,389
3.60%, 11/1/2024	710,000	742,681
3.80%, 9/15/2030	713,000	750,554
3.85%, 10/15/2023	1,833,000	1,903,296
4.65%, 10/15/2025	770,000	839,947
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	1,510,000	1,657,663
5.00%, 3/15/2027	1,785,000	2,009,000
5.63%, 4/15/2023	1,778,000	1,861,050
5.63%, 3/1/2025	2,442,000	2,712,159
5.75%, 5/15/2024	2,297,000	2,498,585
5.88%, 6/30/2026	1,573,000	1,805,065
4.50%, 5/15/2030	2,744,000	3,100,857
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	1,144,000	1,214,207
3.50%, 3/15/2025	1,105,000	1,164,990
4.75%, 3/15/2024	992,000	1,058,355
TC PipeLines L.P.:
3.90%, 5/25/2027	845,000	926,610
4.38%, 3/13/2025	827,000	887,354
Tennessee Gas Pipeline Co. LLC:
7.00%, 3/15/2027	139,000	172,582
7.00%, 10/15/2028	1,036,000	1,325,490
TransCanada PipeLines, Ltd.:
1.00%, 10/12/2024	1,457,000	1,446,830
2.50%, 10/12/2031	1,100,000	1,093,950
3.75%, 10/16/2023	1,362,000	1,418,795
4.10%, 4/15/2030	1,436,000	1,602,835
4.25%, 5/15/2028	1,926,000	2,150,880
4.88%, 1/15/2026	717,000	799,907
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	1,055,000	1,112,455
4.00%, 3/15/2028	781,000	855,984
7.85%, 2/1/2026	1,022,000	1,248,475

See accompanying notes to financial statements.
146

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Valero Energy Partners L.P.:
4.38%, 12/15/2026	$ 512,000	$ 565,064
4.50%, 3/15/2028	1,990,000	2,206,094
Williams Cos., Inc.:
2.60%, 3/15/2031	2,482,000	2,474,653
3.50%, 11/15/2030	1,029,000	1,099,096
3.70%, 1/15/2023	821,000	838,824
3.75%, 6/15/2027	1,521,000	1,643,349
3.90%, 1/15/2025	1,108,000	1,180,519
4.00%, 9/15/2025	720,000	777,953
4.30%, 3/4/2024	1,234,000	1,304,721
4.50%, 11/15/2023	913,000	962,512
4.55%, 6/24/2024	1,446,000	1,549,577
Series A, 7.50%, 1/15/2031	204,000	277,322
		163,338,123
REAL ESTATE — 0.1%
CBRE Services, Inc.:
2.50%, 4/1/2031	891,000	895,838
4.88%, 3/1/2026	975,000	1,091,356
Essential Properties L.P. 2.95%, 7/15/2031	1,059,000	1,044,852
		3,032,046
REAL ESTATE INVESTMENT TRUSTS — 5.8%
Agree L.P.:
2.00%, 6/15/2028	567,000	557,299
2.90%, 10/1/2030	398,000	404,280
Alexandria Real Estate Equities, Inc.:
2.75%, 12/15/2029	317,000	328,035
3.38%, 8/15/2031	1,194,000	1,291,454
3.45%, 4/30/2025	122,000	129,697
3.80%, 4/15/2026	1,194,000	1,295,168
3.95%, 1/15/2027	350,000	383,904
3.95%, 1/15/2028	601,000	665,812
4.30%, 1/15/2026	507,000	556,017
4.50%, 7/30/2029	1,192,000	1,370,371
4.70%, 7/1/2030	258,000	302,182
4.90%, 12/15/2030	492,000	590,592
American Assets Trust L.P. 3.38%, 2/1/2031	1,138,000	1,166,052
American Campus Communities Operating Partnership L.P.:
2.25%, 1/15/2029	413,000	408,564
2.85%, 2/1/2030	778,000	795,357
3.30%, 7/15/2026	715,000	758,143
3.63%, 11/15/2027	686,000	733,780
3.88%, 1/30/2031	93,000	102,920
4.13%, 7/1/2024	432,000	461,786
American Homes 4 Rent L.P.:
2.38%, 7/15/2031	381,000	374,527
4.25%, 2/15/2028	1,163,000	1,289,279
4.90%, 2/15/2029	769,000	890,694
Security Description	Principal Amount	Value
American Tower Corp.:
0.60%, 1/15/2024	$ 1,096,000	$ 1,084,799
1.30%, 9/15/2025	750,000	738,982
1.45%, 9/15/2026	887,000	869,570
1.50%, 1/31/2028	1,022,000	978,729
1.60%, 4/15/2026	1,166,000	1,157,010
1.88%, 10/15/2030	1,189,000	1,124,604
2.10%, 6/15/2030	1,115,000	1,075,997
2.30%, 9/15/2031	652,000	633,887
2.40%, 3/15/2025	783,000	804,313
2.70%, 4/15/2031	1,031,000	1,038,516
2.75%, 1/15/2027	1,315,000	1,356,252
2.90%, 1/15/2030	1,125,000	1,154,104
2.95%, 1/15/2025	808,000	840,215
3.00%, 6/15/2023	1,139,000	1,171,120
3.13%, 1/15/2027	836,000	875,894
3.38%, 5/15/2024	893,000	933,328
3.38%, 10/15/2026	896,000	951,946
3.50%, 1/31/2023	1,026,000	1,053,805
3.55%, 7/15/2027	1,012,000	1,083,214
3.60%, 1/15/2028	679,000	729,171
3.80%, 8/15/2029	2,076,000	2,260,307
4.00%, 6/1/2025	1,124,000	1,203,220
4.40%, 2/15/2026	435,000	475,629
5.00%, 2/15/2024	1,110,000	1,194,893
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	1,124,000	1,114,828
2.05%, 1/15/2032	661,000	652,790
Series GMTN, 2.95%, 5/11/2026	1,065,000	1,125,396
Series GMTN, 3.45%, 6/1/2025	691,000	734,443
Series GMTN, 3.50%, 11/15/2024	1,152,000	1,218,770
Series GMTN, 3.50%, 11/15/2025	214,000	229,496
Series GMTN, 4.20%, 12/15/2023	10,000	10,549
Series MTN, 2.30%, 3/1/2030 (a)	1,022,000	1,037,494
Series MTN, 2.45%, 1/15/2031	963,000	988,115
Series MTN, 3.20%, 1/15/2028	660,000	706,530
Series MTN, 3.30%, 6/1/2029	1,117,000	1,206,137
Series MTN, 3.35%, 5/15/2027	429,000	461,029
Boston Properties L.P.:
2.75%, 10/1/2026	1,240,000	1,291,286
2.90%, 3/15/2030	1,115,000	1,138,069
3.13%, 9/1/2023	1,124,000	1,157,484
3.20%, 1/15/2025	988,000	1,034,940
3.25%, 1/30/2031	1,358,000	1,421,432
3.40%, 6/21/2029	724,000	768,779
3.65%, 2/1/2026	1,525,000	1,634,449

See accompanying notes to financial statements.
147

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.80%, 2/1/2024	$ 1,061,000	$ 1,109,626
4.50%, 12/1/2028	1,231,000	1,393,787
Brandywine Operating Partnership L.P.:
3.95%, 2/15/2023	162,000	165,954
3.95%, 11/15/2027	310,000	332,990
4.10%, 10/1/2024	669,000	706,591
4.55%, 10/1/2029	1,046,000	1,165,694
Brixmor Operating Partnership L.P.:
2.25%, 4/1/2028	980,000	978,295
2.50%, 8/16/2031	259,000	253,387
3.65%, 6/15/2024	562,000	589,650
3.85%, 2/1/2025	1,159,000	1,226,303
3.90%, 3/15/2027	883,000	951,353
4.05%, 7/1/2030	1,172,000	1,286,926
4.13%, 6/15/2026	1,009,000	1,094,422
4.13%, 5/15/2029	505,000	559,106
Broadstone Net Lease LLC 2.60%, 9/15/2031	968,000	943,829
Camden Property Trust:
2.80%, 5/15/2030	1,211,000	1,263,097
3.15%, 7/1/2029	746,000	793,953
4.10%, 10/15/2028	1,223,000	1,379,458
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	932,000	964,536
Columbia Property Trust Operating Partnership L.P.:
3.65%, 8/15/2026	1,132,000	1,231,718
4.15%, 4/1/2025	737,000	799,564
Corporate Office Properties L.P.:
2.00%, 1/15/2029	620,000	596,930
2.25%, 3/15/2026	1,016,000	1,026,546
2.75%, 4/15/2031	894,000	889,190
Crown Castle International Corp.:
1.05%, 7/15/2026	844,000	816,342
2.10%, 4/1/2031	1,050,000	1,007,401
2.25%, 1/15/2031	1,277,000	1,242,738
2.50%, 7/15/2031	1,078,000	1,071,090
3.10%, 11/15/2029	999,000	1,042,027
3.15%, 7/15/2023	1,086,000	1,118,982
3.20%, 9/1/2024	717,000	749,416
3.30%, 7/1/2030	2,449,000	2,587,883
3.65%, 9/1/2027	1,243,000	1,338,301
3.70%, 6/15/2026	870,000	933,345
3.80%, 2/15/2028	1,239,000	1,346,731
4.00%, 3/1/2027	661,000	720,245
4.30%, 2/15/2029	1,128,000	1,259,062
4.45%, 2/15/2026	1,038,000	1,136,652
REIT, 1.35%, 7/15/2025	823,000	813,832
CubeSmart L.P.:
2.00%, 2/15/2031	298,000	288,297
Security Description	Principal Amount	Value
2.25%, 12/15/2028	$ 1,052,000	$ 1,055,408
3.00%, 2/15/2030	56,000	58,428
4.00%, 11/15/2025	599,000	644,440
4.38%, 2/15/2029	1,076,000	1,219,571
CyrusOne L.P./CyrusOne Finance Corp.:
2.15%, 11/1/2030	93,000	91,917
2.90%, 11/15/2024	1,195,000	1,236,084
3.45%, 11/15/2029	851,000	923,803
Digital Realty Trust L.P.:
3.60%, 7/1/2029	712,000	773,538
3.70%, 8/15/2027	922,000	1,001,061
4.45%, 7/15/2028 (a)	2,128,000	2,406,279
Duke Realty L.P.:
1.75%, 7/1/2030	2,000	1,907
2.25%, 1/15/2032	856,000	838,187
2.88%, 11/15/2029	1,155,000	1,204,480
3.25%, 6/30/2026	1,016,000	1,081,532
3.38%, 12/15/2027	850,000	907,876
3.75%, 12/1/2024	473,000	501,484
4.00%, 9/15/2028	963,000	1,076,008
EPR Properties:
3.60%, 11/15/2031	1,173,000	1,166,771
3.75%, 8/15/2029	999,000	1,007,811
4.50%, 4/1/2025	486,000	517,639
4.50%, 6/1/2027	971,000	1,025,541
4.75%, 12/15/2026	202,000	216,027
4.95%, 4/15/2028	50,000	53,943
Equinix, Inc.:
1.00%, 9/15/2025	1,026,000	998,534
1.25%, 7/15/2025	1,186,000	1,165,696
1.45%, 5/15/2026	929,000	911,721
1.55%, 3/15/2028	1,176,000	1,133,158
1.80%, 7/15/2027	1,182,000	1,166,516
2.00%, 5/15/2028	986,000	968,045
2.15%, 7/15/2030	1,380,000	1,341,015
2.50%, 5/15/2031	1,155,000	1,155,670
2.63%, 11/18/2024	1,218,000	1,256,513
2.90%, 11/18/2026	985,000	1,024,065
3.20%, 11/18/2029	1,376,000	1,445,447
ERP Operating L.P.:
1.85%, 8/1/2031	625,000	606,194
2.85%, 11/1/2026	764,000	801,948
3.00%, 4/15/2023	1,166,000	1,193,483
3.00%, 7/1/2029	798,000	845,649
3.25%, 8/1/2027	1,077,000	1,152,207
3.38%, 6/1/2025	745,000	789,566
3.50%, 3/1/2028	1,142,000	1,243,718
4.15%, 12/1/2028	816,000	923,998
Essex Portfolio L.P.:
1.65%, 1/15/2031 (a)	436,000	407,677
1.70%, 3/1/2028	758,000	739,778
2.55%, 6/15/2031	1,145,000	1,148,504
3.00%, 1/15/2030	667,000	698,903
3.25%, 5/1/2023	700,000	717,080

See accompanying notes to financial statements.
148

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 4/15/2026	$ 824,000	$ 871,891
3.63%, 5/1/2027	367,000	395,578
4.00%, 3/1/2029	823,000	913,555
Federal Realty Investment Trust:
1.25%, 2/15/2026	1,112,000	1,091,951
3.20%, 6/15/2029	486,000	514,130
3.25%, 7/15/2027	309,000	327,259
3.50%, 6/1/2030 (a)	1,056,000	1,129,223
3.95%, 1/15/2024	810,000	848,734
GLP Capital L.P./GLP Financing II, Inc.:
3.25%, 1/15/2032	350,000	351,788
3.35%, 9/1/2024	759,000	787,045
4.00%, 1/15/2030	1,030,000	1,091,656
4.00%, 1/15/2031	891,000	950,991
5.25%, 6/1/2025	949,000	1,042,761
5.30%, 1/15/2029	418,000	473,197
5.38%, 11/1/2023	907,000	963,261
5.38%, 4/15/2026	1,004,000	1,121,408
5.75%, 6/1/2028	1,129,000	1,305,045
HCP, Inc. 3.40%, 2/1/2025	121,000	127,206
Healthcare Realty Trust, Inc.:
2.05%, 3/15/2031	1,098,000	1,056,529
2.40%, 3/15/2030	71,000	70,879
3.63%, 1/15/2028	1,148,000	1,237,957
Healthcare Trust of America Holdings L.P.:
2.00%, 3/15/2031	1,104,000	1,047,906
3.10%, 2/15/2030	1,138,000	1,180,675
3.50%, 8/1/2026	1,135,000	1,212,759
3.75%, 7/1/2027	1,177,000	1,278,363
Healthpeak Properties, Inc.:
1.35%, 2/1/2027	1,035,000	1,009,922
2.13%, 12/1/2028	2,139,000	2,143,877
2.88%, 1/15/2031	130,000	135,194
3.00%, 1/15/2030	100,000	104,879
3.25%, 7/15/2026	200,000	212,566
3.50%, 7/15/2029	1,544,000	1,675,225
4.00%, 6/1/2025	1,089,000	1,172,396
Highwoods Realty L.P.:
2.60%, 2/1/2031	1,161,000	1,156,286
3.05%, 2/15/2030	422,000	435,584
3.88%, 3/1/2027	430,000	468,158
4.13%, 3/15/2028	1,155,000	1,274,554
4.20%, 4/15/2029	1,144,000	1,266,763
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	799,000	836,018
Series E, 4.00%, 6/15/2025	770,000	817,093
Series F, 4.50%, 2/1/2026	439,000	472,184
Series H, 3.38%, 12/15/2029	1,150,000	1,176,312
Series I, 3.50%, 9/15/2030	1,086,000	1,115,224
Security Description	Principal Amount	Value
Series J, 2.90%, 12/15/2031	$ 1,321,000	$ 1,277,632
Hudson Pacific Properties L.P.:
3.25%, 1/15/2030	851,000	886,691
3.95%, 11/1/2027	814,000	874,969
4.65%, 4/1/2029	1,000,000	1,134,010
Invitation Homes Operating Partnership L.P.:
2.00%, 8/15/2031	970,000	912,314
2.30%, 11/15/2028	616,000	609,797
Kilroy Realty L.P.:
3.05%, 2/15/2030	705,000	730,373
3.45%, 12/15/2024	838,000	879,406
4.25%, 8/15/2029	712,000	793,367
4.38%, 10/1/2025	170,000	185,043
4.75%, 12/15/2028	979,000	1,123,784
Kimco Realty Corp.:
1.90%, 3/1/2028	1,074,000	1,059,522
2.70%, 3/1/2024	516,000	530,211
2.80%, 10/1/2026	1,056,000	1,100,120
3.13%, 6/1/2023	508,000	520,857
3.30%, 2/1/2025	790,000	830,401
3.80%, 4/1/2027	949,000	1,029,807
Kite Realty Group L.P. 4.00%, 10/1/2026	1,191,000	1,269,070
Kite Realty Group Trust:
4.00%, 3/15/2025	5,000	5,241
4.75%, 9/15/2030	81,000	89,675
Life Storage L.P.:
2.20%, 10/15/2030	783,000	769,861
2.40%, 10/15/2031	1,156,000	1,137,018
3.50%, 7/1/2026	668,000	715,248
3.88%, 12/15/2027	1,021,000	1,121,630
4.00%, 6/15/2029	973,000	1,078,765
LXP Industrial Trust:
2.38%, 10/1/2031	842,000	807,301
2.70%, 9/15/2030	608,000	605,361
Mid-America Apartments L.P.:
1.10%, 9/15/2026	427,000	413,101
1.70%, 2/15/2031	975,000	930,920
2.75%, 3/15/2030	531,000	549,718
3.60%, 6/1/2027	999,000	1,081,008
3.75%, 6/15/2024	1,010,000	1,063,601
3.95%, 3/15/2029	930,000	1,039,480
4.00%, 11/15/2025	752,000	813,942
4.20%, 6/15/2028	1,059,000	1,193,091
4.30%, 10/15/2023	1,067,000	1,117,672
National Health Investors, Inc. 3.00%, 2/1/2031	536,000	517,599
National Retail Properties, Inc.:
2.50%, 4/15/2030	2,000	2,023
3.50%, 10/15/2027	396,000	425,110
3.60%, 12/15/2026	747,000	799,253
3.90%, 6/15/2024	399,000	421,699

See accompanying notes to financial statements.
149

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 11/15/2025	$ 755,000	$ 819,152
4.30%, 10/15/2028	1,150,000	1,296,303
Office Properties Income Trust:
2.40%, 2/1/2027	1,055,000	1,023,772
2.65%, 6/15/2026	1,096,000	1,089,117
3.45%, 10/15/2031	1,133,000	1,100,347
4.25%, 5/15/2024	630,000	657,443
4.50%, 2/1/2025	1,081,000	1,140,606
Omega Healthcare Investors, Inc.:
3.38%, 2/1/2031	770,000	776,275
3.63%, 10/1/2029	375,000	389,617
4.38%, 8/1/2023	541,000	563,960
4.50%, 1/15/2025	944,000	1,009,617
4.50%, 4/1/2027	397,000	436,660
4.75%, 1/15/2028	1,173,000	1,296,728
4.95%, 4/1/2024	985,000	1,051,891
5.25%, 1/15/2026	1,169,000	1,305,235
Phillips Edison Grocery Center Oprating Part 2.63%, 11/15/2031	1,152,000	1,127,059
Physicians Realty L.P.:
2.63%, 11/1/2031	1,160,000	1,157,692
3.95%, 1/15/2028	733,000	803,119
4.30%, 3/15/2027 (a)	573,000	636,282
Piedmont Operating Partnership L.P.:
3.15%, 8/15/2030	811,000	831,737
3.40%, 6/1/2023	947,000	970,798
4.45%, 3/15/2024	170,000	178,730
Prologis L.P.:
1.63%, 3/15/2031 (a)	927,000	884,210
2.13%, 4/15/2027	1,215,000	1,235,971
3.25%, 10/1/2026	947,000	1,012,267
3.88%, 9/15/2028	1,172,000	1,314,914
4.38%, 2/1/2029	982,000	1,127,267
Public Storage:
0.88%, 2/15/2026	786,000	767,419
1.50%, 11/9/2026 (a)	1,111,000	1,110,800
1.85%, 5/1/2028	1,154,000	1,152,027
1.95%, 11/9/2028	730,000	728,854
2.25%, 11/9/2031	1,061,000	1,064,353
2.30%, 5/1/2031	52,000	52,540
3.09%, 9/15/2027	630,000	674,793
3.39%, 5/1/2029	1,074,000	1,171,498
Rayonier L.P. 2.75%, 5/17/2031	1,028,000	1,024,721
Realty Income Corp.:
0.75%, 3/15/2026 (a)	792,000	763,417
2.20%, 6/15/2028	751,000	758,578
3.00%, 1/15/2027	175,000	184,749
3.10%, 12/15/2029	1,967,000	2,089,052
3.25%, 6/15/2029	791,000	854,177
3.25%, 1/15/2031	1,118,000	1,201,235
3.40%, 1/15/2028	1,163,000	1,255,261
Security Description	Principal Amount	Value
3.65%, 1/15/2028	$ 239,000	$ 260,266
3.88%, 7/15/2024	373,000	395,290
3.88%, 4/15/2025	526,000	566,476
3.95%, 8/15/2027	909,000	1,008,881
4.13%, 10/15/2026	200,000	221,000
4.63%, 11/1/2025	1,057,000	1,172,446
4.88%, 6/1/2026	812,000	915,433
Regency Centers L.P.:
2.95%, 9/15/2029	150,000	155,591
3.60%, 2/1/2027	876,000	943,557
3.70%, 6/15/2030	829,000	903,602
4.13%, 3/15/2028	1,181,000	1,314,028
Rexford Industrial Realty L.P.:
2.13%, 12/1/2030	1,061,000	1,011,621
2.15%, 9/1/2031	446,000	424,472
Sabra Health Care L.P.:
3.90%, 10/15/2029	1,260,000	1,316,650
5.13%, 8/15/2026	777,000	856,005
Safehold Operating Partnership L.P.:
2.80%, 6/15/2031	2,000	1,977
2.85%, 1/15/2032	830,000	812,387
Simon Property Group L.P.:
1.38%, 1/15/2027	617,000	604,401
1.75%, 2/1/2028	1,100,000	1,081,454
2.20%, 2/1/2031 (a)	645,000	632,081
2.45%, 9/13/2029	1,311,000	1,329,721
2.65%, 7/15/2030 (a)	1,398,000	1,426,156
2.75%, 6/1/2023	1,112,000	1,136,041
3.25%, 11/30/2026	528,000	565,578
3.30%, 1/15/2026	1,130,000	1,199,111
3.38%, 10/1/2024	721,000	758,593
3.38%, 6/15/2027 (a)	540,000	579,890
3.38%, 12/1/2027 (a)	884,000	949,690
3.50%, 9/1/2025	2,590,000	2,762,753
3.75%, 2/1/2024	333,000	348,957
REIT, 2.00%, 9/13/2024	628,000	639,467
SITE Centers Corp.:
3.63%, 2/1/2025	723,000	757,256
4.25%, 2/1/2026 (a)	583,000	622,615
4.70%, 6/1/2027	966,000	1,070,260
Spirit Realty L.P.:
2.10%, 3/15/2028	155,000	151,596
3.20%, 2/15/2031	317,000	328,206
3.40%, 1/15/2030	906,000	951,581
4.00%, 7/15/2029	1,149,000	1,262,154
4.45%, 9/15/2026	675,000	743,512
STORE Capital Corp.:
2.70%, 12/1/2031	1,032,000	1,010,369
2.75%, 11/18/2030	1,032,000	1,029,761
4.50%, 3/15/2028	1,170,000	1,297,951
4.63%, 3/15/2029	1,090,000	1,222,075
Sun Communities Operating L.P.:
2.30%, 11/1/2028	1,121,000	1,113,131

See accompanying notes to financial statements.
150

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.70%, 7/15/2031	$ 325,000	$ 323,703
Tanger Properties L.P.:
2.75%, 9/1/2031	379,000	366,372
3.13%, 9/1/2026	504,000	520,652
3.88%, 7/15/2027 (a)	743,000	795,025
UDR, Inc.:
3.00%, 8/15/2031	290,000	302,281
Series GMTN, 3.50%, 1/15/2028	201,000	215,132
Series MTN, 2.95%, 9/1/2026	397,000	413,055
Series MTN, 3.20%, 1/15/2030	1,131,000	1,191,859
Series MTN, 3.50%, 7/1/2027	1,049,000	1,122,157
Ventas Realty L.P.:
2.65%, 1/15/2025	809,000	835,794
3.00%, 1/15/2030	873,000	906,680
3.25%, 10/15/2026	910,000	963,608
3.50%, 4/15/2024	698,000	731,113
3.50%, 2/1/2025	205,000	216,267
3.75%, 5/1/2024	50,000	52,363
3.85%, 4/1/2027	745,000	812,095
4.00%, 3/1/2028	1,097,000	1,213,644
4.13%, 1/15/2026	1,121,000	1,217,204
4.40%, 1/15/2029	1,129,000	1,280,850
4.75%, 11/15/2030	857,000	1,000,865
VEREIT Operating Partnership L.P.:
3.10%, 12/15/2029	18,000	18,805
3.40%, 1/15/2028	81,000	86,233
3.95%, 8/15/2027 (a)	250,000	272,453
4.63%, 11/1/2025	66,000	72,397
Vornado Realty L.P.:
2.15%, 6/1/2026 (a)	265,000	265,567
3.40%, 6/1/2031	835,000	860,459
3.50%, 1/15/2025	1,054,000	1,105,456
Welltower, Inc.:
2.05%, 1/15/2029	996,000	982,395
2.70%, 2/15/2027	851,000	887,176
2.75%, 1/15/2031	1,002,000	1,023,854
2.80%, 6/1/2031	614,000	627,717
3.10%, 1/15/2030	1,140,000	1,196,920
4.00%, 6/1/2025	1,563,000	1,684,445
4.13%, 3/15/2029	1,053,000	1,177,717
4.25%, 4/1/2026	1,157,000	1,268,165
4.25%, 4/15/2028	904,000	1,013,908
4.50%, 1/15/2024	1,094,000	1,157,496
REIT, 3.63%, 3/15/2024	821,000	863,454
Weyerhaeuser Co.:
4.00%, 11/15/2029	969,000	1,081,045
4.00%, 4/15/2030	913,000	1,016,972
6.95%, 10/1/2027	955,000	1,206,423
8.50%, 1/15/2025	682,000	821,865
WP Carey, Inc.:
2.40%, 2/1/2031	1,048,000	1,039,165
Security Description	Principal Amount	Value
3.85%, 7/15/2029	$ 649,000	$ 717,469
4.00%, 2/1/2025	1,038,000	1,106,570
4.25%, 10/1/2026	415,000	454,761
4.60%, 4/1/2024	969,000	1,030,086
		324,371,153
RETAIL — 2.6%
Advance Auto Parts, Inc.:
1.75%, 10/1/2027	558,000	544,837
3.90%, 4/15/2030	635,000	694,925
AutoNation, Inc.:
1.95%, 8/1/2028	951,000	929,308
2.40%, 8/1/2031	823,000	796,615
3.50%, 11/15/2024	1,055,000	1,108,341
3.80%, 11/15/2027	1,127,000	1,214,974
4.75%, 6/1/2030	977,000	1,117,297
AutoZone, Inc.:
2.88%, 1/15/2023	109,000	110,695
3.13%, 7/15/2023	1,020,000	1,048,519
3.13%, 4/18/2024	1,172,000	1,221,025
3.13%, 4/21/2026 (a)	859,000	906,013
3.25%, 4/15/2025	1,064,000	1,118,626
3.63%, 4/15/2025	570,000	607,546
3.75%, 6/1/2027	746,000	816,176
3.75%, 4/18/2029	956,000	1,046,208
4.00%, 4/15/2030 (a)	1,125,000	1,255,545
Best Buy Co., Inc.:
1.95%, 10/1/2030	1,089,000	1,047,041
4.45%, 10/1/2028	823,000	934,261
Costco Wholesale Corp.:
1.38%, 6/20/2027	1,283,000	1,273,762
1.60%, 4/20/2030	1,789,000	1,733,505
2.75%, 5/18/2024	1,587,000	1,649,385
3.00%, 5/18/2027	938,000	1,006,718
Darden Restaurants, Inc. 3.85%, 5/1/2027	968,000	1,051,664
Dollar General Corp.:
3.25%, 4/15/2023	1,029,000	1,054,684
3.50%, 4/3/2030	1,192,000	1,289,839
3.88%, 4/15/2027	826,000	905,362
4.13%, 5/1/2028	743,000	826,469
4.15%, 11/1/2025	320,000	348,090
Dollar Tree, Inc.:
2.65%, 12/1/2031	4,248,000	4,256,708
4.00%, 5/15/2025	1,138,000	1,223,066
4.20%, 5/15/2028 (a)	1,560,000	1,741,646
Genuine Parts Co. 1.88%, 11/1/2030	522,000	490,581
Home Depot, Inc.:
0.90%, 3/15/2028	1,273,000	1,215,677
1.38%, 3/15/2031 (a)	1,383,000	1,303,796
1.50%, 9/15/2028 (a)	1,297,000	1,278,349
1.88%, 9/15/2031 (a)	1,267,000	1,246,551
2.13%, 9/15/2026	1,261,000	1,301,768
2.50%, 4/15/2027	954,000	997,598
2.70%, 4/1/2023	649,000	662,681

See accompanying notes to financial statements.
151

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.70%, 4/15/2030	$ 1,458,000	$ 1,531,308
2.80%, 9/14/2027 (a)	1,146,000	1,216,296
2.95%, 6/15/2029	1,924,000	2,049,945
3.00%, 4/1/2026	493,000	524,133
3.35%, 9/15/2025	708,000	756,151
3.75%, 2/15/2024	1,096,000	1,153,452
3.90%, 12/6/2028	1,557,000	1,757,697
Kohl's Corp.:
3.25%, 2/1/2023	50,000	50,603
3.38%, 5/1/2031 (a)	981,000	998,609
4.25%, 7/17/2025	451,000	483,093
Lowe's Cos., Inc.:
1.30%, 4/15/2028	479,000	459,447
1.70%, 9/15/2028	778,000	762,183
1.70%, 10/15/2030	1,374,000	1,305,314
2.50%, 4/15/2026	1,823,000	1,898,964
2.63%, 4/1/2031	2,856,000	2,922,602
3.10%, 5/3/2027	1,413,000	1,508,024
3.13%, 9/15/2024	1,132,000	1,186,019
3.38%, 9/15/2025	589,000	628,251
3.65%, 4/5/2029	2,111,000	2,313,635
3.88%, 9/15/2023	693,000	722,931
4.00%, 4/15/2025	1,160,000	1,257,208
4.50%, 4/15/2030	1,316,000	1,527,797
6.50%, 3/15/2029	866,000	1,105,016
McDonald's Corp.:
Class MTN, 3.30%, 7/1/2025	1,044,000	1,108,039
Class MTN, 3.50%, 7/1/2027	1,470,000	1,597,008
Series MTN, 1.45%, 9/1/2025	68,000	68,594
Series MTN, 2.13%, 3/1/2030 (a)	1,304,000	1,300,897
Series MTN, 2.63%, 9/1/2029	1,805,000	1,859,962
Series MTN, 3.25%, 6/10/2024	1,188,000	1,248,992
Series MTN, 3.35%, 4/1/2023	802,000	825,811
Series MTN, 3.38%, 5/26/2025 (a)	1,278,000	1,358,399
Series MTN, 3.50%, 3/1/2027	1,144,000	1,239,284
Series MTN, 3.70%, 1/30/2026	2,008,000	2,170,347
Series MTN, 3.80%, 4/1/2028	832,000	914,460
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	85,000	80,648
3.55%, 3/15/2026	456,000	489,397
3.60%, 9/1/2027	1,152,000	1,250,519
3.85%, 6/15/2023	1,068,000	1,104,376
3.90%, 6/1/2029	1,183,000	1,305,807
4.20%, 4/1/2030	1,140,000	1,288,496
4.35%, 6/1/2028	584,000	658,337
Security Description	Principal Amount	Value
Ross Stores, Inc.:
0.88%, 4/15/2026	$ 910,000	$ 883,437
1.88%, 4/15/2031	420,000	401,990
4.60%, 4/15/2025	727,000	795,956
Starbucks Corp.:
2.00%, 3/12/2027	1,227,000	1,240,092
2.25%, 3/12/2030	1,100,000	1,099,043
2.45%, 6/15/2026	1,119,000	1,161,958
2.55%, 11/15/2030	1,030,000	1,051,167
3.10%, 3/1/2023	791,000	811,060
3.50%, 3/1/2028	1,388,000	1,503,412
3.55%, 8/15/2029	541,000	591,291
3.80%, 8/15/2025	637,000	688,158
3.85%, 10/1/2023	810,000	845,389
4.00%, 11/15/2028	1,340,000	1,499,366
Target Corp.:
2.25%, 4/15/2025	1,825,000	1,883,090
2.35%, 2/15/2030	1,164,000	1,195,882
2.50%, 4/15/2026 (a)	373,000	391,150
2.65%, 9/15/2030	695,000	729,917
3.38%, 4/15/2029 (a)	1,901,000	2,091,290
3.50%, 7/1/2024	927,000	981,925
TJX Cos., Inc.:
1.15%, 5/15/2028	793,000	764,222
1.60%, 5/15/2031 (a)	1,100,000	1,051,754
2.25%, 9/15/2026	856,000	885,155
2.50%, 5/15/2023	718,000	731,376
3.88%, 4/15/2030	551,000	618,564
Tractor Supply Co. 1.75%, 11/1/2030	1,140,000	1,071,133
Walgreens Boots Alliance, Inc.:
0.95%, 11/17/2023	1,454,000	1,452,764
3.20%, 4/15/2030 (a)	597,000	632,522
3.45%, 6/1/2026	1,477,000	1,572,916
3.80%, 11/18/2024	1,422,000	1,514,174
Walmart, Inc.:
1.05%, 9/17/2026 (a)	1,211,000	1,199,447
1.50%, 9/22/2028	1,126,000	1,119,683
1.80%, 9/22/2031	3,298,000	3,265,943
2.38%, 9/24/2029	400,000	416,216
2.55%, 4/11/2023	1,821,000	1,861,153
2.65%, 12/15/2024	1,071,000	1,121,412
2.85%, 7/8/2024	2,913,000	3,047,231
3.05%, 7/8/2026	922,000	988,485
3.25%, 7/8/2029	1,034,000	1,139,727
3.30%, 4/22/2024	1,524,000	1,598,783
3.40%, 6/26/2023	2,058,000	2,142,131
3.55%, 6/26/2025	1,193,000	1,287,223
3.70%, 6/26/2028	2,800,000	3,139,192
5.88%, 4/5/2027	5,000	6,054
7.55%, 2/15/2030	58,000	82,564
		143,919,299

See accompanying notes to financial statements.
152

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SEMICONDUCTORS — 2.2%
Altera Corp. 4.10%, 11/15/2023	$ 1,367,000	$ 1,444,482
Analog Devices, Inc.:
1.70%, 10/1/2028	980,000	974,032
2.10%, 10/1/2031 (a)	939,000	940,286
2.95%, 4/1/2025	773,000	811,665
3.50%, 12/5/2026 (a)	755,000	823,826
Applied Materials, Inc.:
1.75%, 6/1/2030	823,000	807,404
3.30%, 4/1/2027	1,761,000	1,901,510
3.90%, 10/1/2025 (a)	362,000	393,718
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
3.13%, 1/15/2025 (a)	849,000	887,876
3.50%, 1/15/2028	1,041,000	1,112,465
3.63%, 1/15/2024	879,000	919,882
3.88%, 1/15/2027	3,606,000	3,909,950
Broadcom, Inc.:
1.95%, 2/15/2028 (b)	1,961,000	1,931,742
2.45%, 2/15/2031 (b)	3,274,000	3,198,993
3.15%, 11/15/2025	1,362,000	1,430,032
3.46%, 9/15/2026	944,000	1,005,643
3.63%, 10/15/2024	1,072,000	1,134,069
4.11%, 9/15/2028	2,000,000	2,194,540
4.15%, 11/15/2030	3,000,000	3,327,000
4.25%, 4/15/2026	1,283,000	1,402,691
4.70%, 4/15/2025	854,000	933,943
4.75%, 4/15/2029	2,403,000	2,737,377
5.00%, 4/15/2030	1,601,000	1,863,820
Intel Corp.:
1.60%, 8/12/2028	1,718,000	1,697,264
2.00%, 8/12/2031 (a)	2,326,000	2,311,044
2.45%, 11/15/2029	2,586,000	2,674,984
2.60%, 5/19/2026	1,005,000	1,054,969
2.88%, 5/11/2024	1,412,000	1,469,723
3.15%, 5/11/2027	880,000	943,932
3.40%, 3/25/2025	2,361,000	2,513,473
3.70%, 7/29/2025	2,353,000	2,537,758
3.75%, 3/25/2027 (a)	1,652,000	1,818,439
3.90%, 3/25/2030 (a)	1,331,000	1,512,948
KLA Corp.:
4.10%, 3/15/2029	745,000	842,953
4.65%, 11/1/2024	1,412,000	1,530,975
Lam Research Corp.:
1.90%, 6/15/2030	474,000	465,966
3.75%, 3/15/2026	1,966,000	2,143,667
3.80%, 3/15/2025	943,000	1,010,123
4.00%, 3/15/2029	1,418,000	1,590,372
Marvell Technology Group, Ltd. 4.88%, 6/22/2028	5,000	5,691
Marvell Technology, Inc.:
1.65%, 4/15/2026	653,000	645,863
2.45%, 4/15/2028	952,000	966,480
Security Description	Principal Amount	Value
2.95%, 4/15/2031	$ 668,000	$ 683,244
4.20%, 6/22/2023	967,000	1,005,641
4.88%, 6/22/2028 (b)	951,000	1,085,500
4.88%, 6/22/2028	1,157,000	1,320,635
Maxim Integrated Products, Inc. 3.45%, 6/15/2027	949,000	1,023,857
Microchip Technology, Inc.:
2.67%, 9/1/2023	1,438,000	1,469,679
4.33%, 6/1/2023	1,899,000	1,979,916
Micron Technology, Inc.:
2.70%, 4/15/2032	1,036,000	1,040,206
4.19%, 2/15/2027	1,090,000	1,196,722
4.66%, 2/15/2030	1,125,000	1,293,986
4.98%, 2/6/2026	963,000	1,073,755
5.33%, 2/6/2029	1,107,000	1,305,828
NVIDIA Corp.:
0.31%, 6/15/2023	1,339,000	1,331,046
0.58%, 6/14/2024	1,394,000	1,381,579
1.55%, 6/15/2028	1,353,000	1,335,655
2.00%, 6/15/2031 (a)	1,726,000	1,714,004
2.85%, 4/1/2030	1,598,000	1,695,510
3.20%, 9/16/2026	1,151,000	1,238,844
NXP B.V./NXP Funding LLC:
4.88%, 3/1/2024 (b)	1,083,000	1,163,261
5.35%, 3/1/2026 (b)	484,000	546,886
5.55%, 12/1/2028 (b)	1,377,000	1,648,586
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/2031 (b)	826,000	828,222
2.65%, 2/15/2032 (b)	1,964,000	1,971,247
2.70%, 5/1/2025 (b)	1,033,000	1,067,213
3.15%, 5/1/2027 (b)	1,004,000	1,056,228
3.40%, 5/1/2030 (b)	1,123,000	1,197,477
3.88%, 6/18/2026 (b)	848,000	914,661
4.30%, 6/18/2029 (b)	452,000	506,791
Qorvo, Inc.:
1.75%, 12/15/2024 (b)	582,000	582,442
4.38%, 10/15/2029	947,000	1,011,415
QUALCOMM, Inc.:
1.30%, 5/20/2028	1,216,000	1,178,341
2.15%, 5/20/2030	3,030,000	3,055,422
2.60%, 1/30/2023	514,000	524,013
2.90%, 5/20/2024	1,042,000	1,085,868
3.25%, 5/20/2027	1,963,000	2,119,608
3.45%, 5/20/2025	1,561,000	1,662,699
Skyworks Solutions, Inc.:
0.90%, 6/1/2023	1,185,000	1,179,051
1.80%, 6/1/2026	1,022,000	1,012,311
3.00%, 6/1/2031	1,039,000	1,045,421
Texas Instruments, Inc.:
1.13%, 9/15/2026 (a)	891,000	882,108
1.38%, 3/12/2025	1,016,000	1,021,253
1.75%, 5/4/2030	1,172,000	1,150,060

See accompanying notes to financial statements.
153

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
1.90%, 9/15/2031	$ 1,168,000	$ 1,152,839
2.25%, 5/1/2023	546,000	554,873
2.25%, 9/4/2029	1,141,000	1,167,699
2.63%, 5/15/2024 (a)	681,000	705,244
2.90%, 11/3/2027 (a)	442,000	473,846
TSMC Arizona Corp.:
1.75%, 10/25/2026	1,589,000	1,589,795
2.50%, 10/25/2031	1,253,000	1,268,462
Xilinx, Inc.:
2.38%, 6/1/2030	737,000	746,640
2.95%, 6/1/2024	940,000	976,350
		124,045,509
SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc.:
0.67%, 8/16/2023 (b)	1,127,000	1,117,376
2.04%, 8/16/2028 (b)	1,008,000	987,467
3.48%, 12/1/2027	1,141,000	1,210,293
3.84%, 5/1/2025	6,000	6,364
Series WI, 4.20%, 5/1/2030	1,054,000	1,174,757
		4,496,257
SOFTWARE — 2.5%
Activision Blizzard, Inc.:
1.35%, 9/15/2030	801,000	739,956
3.40%, 9/15/2026	328,000	351,354
3.40%, 6/15/2027	984,000	1,057,249
Adobe, Inc.:
1.70%, 2/1/2023	1,085,000	1,097,217
1.90%, 2/1/2025 (a)	920,000	942,512
2.15%, 2/1/2027	1,057,000	1,086,533
2.30%, 2/1/2030	422,000	431,415
3.25%, 2/1/2025	1,167,000	1,235,013
Autodesk, Inc.:
2.40%, 12/15/2031	491,000	490,278
2.85%, 1/15/2030	1,165,000	1,206,276
3.50%, 6/15/2027	394,000	423,972
4.38%, 6/15/2025	796,000	866,144
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	1,138,000	1,148,390
2.90%, 12/1/2029	352,000	363,715
3.40%, 6/27/2026	903,000	962,914
Cadence Design Systems, Inc. 4.38%, 10/15/2024	304,000	326,836
Citrix Systems, Inc.:
1.25%, 3/1/2026	1,157,000	1,125,611
3.30%, 3/1/2030	926,000	939,529
4.50%, 12/1/2027	1,035,000	1,123,161
Electronic Arts, Inc.:
1.85%, 2/15/2031	1,158,000	1,108,171
4.80%, 3/1/2026	653,000	729,022
Security Description	Principal Amount	Value
Fidelity National Information Services, Inc.:
0.38%, 3/1/2023	$ 1,130,000	$ 1,124,542
0.60%, 3/1/2024	881,000	868,164
1.15%, 3/1/2026	1,085,000	1,058,624
1.65%, 3/1/2028	864,000	836,585
2.25%, 3/1/2031	1,320,000	1,291,316
3.75%, 5/21/2029	779,000	849,562
Fiserv, Inc.:
2.25%, 6/1/2027	948,000	964,268
2.65%, 6/1/2030	991,000	1,006,093
2.75%, 7/1/2024	2,204,000	2,279,509
3.20%, 7/1/2026	2,454,000	2,597,534
3.50%, 7/1/2029	4,171,000	4,485,952
3.80%, 10/1/2023	993,000	1,038,509
3.85%, 6/1/2025	2,312,000	2,471,713
4.20%, 10/1/2028	690,000	773,387
Intuit, Inc.:
0.65%, 7/15/2023	1,198,000	1,194,969
0.95%, 7/15/2025	206,000	203,227
1.35%, 7/15/2027	1,114,000	1,091,597
1.65%, 7/15/2030	100,000	96,591
Microsoft Corp.:
2.00%, 8/8/2023	2,325,000	2,369,128
2.38%, 5/1/2023	443,000	451,351
2.40%, 8/8/2026	4,752,000	4,973,206
2.70%, 2/12/2025	2,897,000	3,029,885
2.88%, 2/6/2024	3,111,000	3,236,778
3.13%, 11/3/2025	3,348,000	3,569,370
3.30%, 2/6/2027	4,737,000	5,157,030
3.63%, 12/15/2023	1,620,000	1,703,106
Oracle Corp.:
1.65%, 3/25/2026	3,206,000	3,179,358
2.30%, 3/25/2028	1,976,000	1,967,227
2.40%, 9/15/2023	2,854,000	2,910,509
2.50%, 4/1/2025	4,575,000	4,686,172
2.63%, 2/15/2023	1,196,000	1,217,169
2.65%, 7/15/2026	4,255,000	4,377,416
2.80%, 4/1/2027	2,643,000	2,726,730
2.88%, 3/25/2031	3,926,000	3,945,669
2.95%, 11/15/2024	3,019,000	3,140,394
2.95%, 5/15/2025	3,077,000	3,193,464
2.95%, 4/1/2030	2,966,000	2,997,825
3.25%, 11/15/2027	3,066,000	3,236,654
3.25%, 5/15/2030	1,952,000	2,016,709
3.40%, 7/8/2024	2,299,000	2,405,812
3.63%, 7/15/2023	1,088,000	1,129,235
Roper Technologies, Inc.:
1.00%, 9/15/2025	926,000	905,202
1.40%, 9/15/2027	977,000	948,667
1.75%, 2/15/2031	992,000	932,629
2.00%, 6/30/2030	1,049,000	1,010,051
2.35%, 9/15/2024	1,147,000	1,177,969
2.95%, 9/15/2029	917,000	949,939
3.65%, 9/15/2023	1,112,000	1,158,926

See accompanying notes to financial statements.
154

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.80%, 12/15/2026	$ 580,000	$ 636,463
3.85%, 12/15/2025	720,000	775,310
4.20%, 9/15/2028	1,075,000	1,207,548
salesforce.com, Inc.:
0.63%, 7/15/2024	1,691,000	1,676,187
1.50%, 7/15/2028 (a)	991,000	979,623
1.95%, 7/15/2031 (a)	1,719,000	1,702,566
3.25%, 4/11/2023	1,199,000	1,236,733
3.70%, 4/11/2028	2,060,000	2,284,087
ServiceNow, Inc. 1.40%, 9/1/2030	1,566,000	1,460,185
VMware, Inc.:
0.60%, 8/15/2023	2,358,000	2,342,319
1.00%, 8/15/2024	1,677,000	1,662,041
1.40%, 8/15/2026	100,000	98,355
1.80%, 8/15/2028	1,623,000	1,580,656
3.90%, 8/21/2027	1,238,000	1,352,292
4.50%, 5/15/2025	2,304,000	2,511,867
4.65%, 5/15/2027	642,000	724,664
4.70%, 5/15/2030	617,000	717,602
		139,639,488
TELECOMMUNICATIONS — 3.0%
America Movil SAB de CV:
2.88%, 5/7/2030	1,161,000	1,201,461
3.63%, 4/22/2029	1,237,000	1,338,112
AT&T, Inc.:
0.90%, 3/25/2024	2,783,000	2,771,924
1.65%, 2/1/2028	2,571,000	2,517,832
1.70%, 3/25/2026	3,769,000	3,753,472
2.30%, 6/1/2027	3,209,000	3,270,484
2.75%, 6/1/2031	3,583,000	3,653,764
2.95%, 7/15/2026	772,000	807,682
3.40%, 5/15/2025	2,920,000	3,089,681
3.60%, 7/15/2025	1,171,000	1,249,609
3.80%, 3/1/2024	1,088,000	1,143,967
3.80%, 2/15/2027	526,000	571,867
3.88%, 1/15/2026	1,049,000	1,130,717
3.90%, 3/11/2024	1,108,000	1,166,292
3.95%, 1/15/2025	1,032,000	1,104,013
4.05%, 12/15/2023	1,193,000	1,262,134
4.10%, 2/15/2028	2,156,000	2,396,416
4.13%, 2/17/2026	2,193,000	2,390,655
4.25%, 3/1/2027	1,198,000	1,329,468
4.30%, 2/15/2030	3,536,000	3,983,799
4.35%, 3/1/2029	3,601,000	4,051,665
4.45%, 4/1/2024	1,470,000	1,569,784
7.13%, 3/15/2026	151,000	181,809
Bell Telephone Co. of Canada or Bell Canada Series US-3, 0.75%, 3/17/2024	1,183,000	1,171,454
British Telecommunications PLC:
4.50%, 12/4/2023	1,153,000	1,220,554
5.13%, 12/4/2028	646,000	729,773
Security Description	Principal Amount	Value
9.63%, 12/15/2030	$ 3,077,000	$ 4,524,667
Cisco Systems, Inc.:
2.20%, 9/20/2023	995,000	1,018,562
2.50%, 9/20/2026 (a)	1,834,000	1,930,212
2.60%, 2/28/2023	1,070,000	1,094,161
2.95%, 2/28/2026	274,000	291,870
3.50%, 6/15/2025	201,000	216,318
3.63%, 3/4/2024	1,448,000	1,536,212
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	4,384,000	6,374,248
Juniper Networks, Inc.:
1.20%, 12/10/2025	100,000	98,489
2.00%, 12/10/2030	1,137,000	1,076,603
3.75%, 8/15/2029	842,000	912,391
Koninklijke KPN NV 8.38%, 10/1/2030	698,000	995,383
Motorola Solutions, Inc.:
2.30%, 11/15/2030	1,314,000	1,276,301
2.75%, 5/24/2031	493,000	494,228
4.00%, 9/1/2024	19,000	20,258
4.60%, 2/23/2028	564,000	637,365
4.60%, 5/23/2029	1,158,000	1,322,656
Orange SA 9.00%, 3/1/2031	1,120,000	1,715,627
Rogers Communications, Inc.:
2.90%, 11/15/2026	1,142,000	1,193,767
3.00%, 3/15/2023	1,082,000	1,102,471
3.63%, 12/15/2025	1,115,000	1,187,308
4.10%, 10/1/2023	990,000	1,033,580
Telefonica Emisiones SA 4.10%, 3/8/2027	1,848,000	2,034,777
Telefonica Europe B.V. 8.25%, 9/15/2030	1,472,000	2,090,446
TELUS Corp.:
2.80%, 2/16/2027	1,218,000	1,267,341
3.70%, 9/15/2027	1,000	1,086
T-Mobile USA, Inc.:
1.50%, 2/15/2026	1,133,000	1,121,126
2.05%, 2/15/2028	2,104,000	2,092,659
2.25%, 11/15/2031	760,000	737,367
2.40%, 3/15/2029 (b)	882,000	890,450
2.55%, 2/15/2031	2,767,000	2,754,106
2.70%, 3/15/2032 (b)	602,000	606,238
3.50%, 4/15/2025	4,444,000	4,709,440
3.75%, 4/15/2027	5,087,000	5,508,153
3.88%, 4/15/2030	8,726,000	9,548,600
Verizon Communications, Inc.:
0.75%, 3/22/2024	895,000	892,181
0.85%, 11/20/2025	2,005,000	1,956,639
1.45%, 3/20/2026	2,152,000	2,142,058
1.50%, 9/18/2030	870,000	816,051
1.68%, 10/30/2030	1,418,000	1,348,674
1.75%, 1/20/2031	2,622,000	2,481,671
2.10%, 3/22/2028	4,321,000	4,334,179

See accompanying notes to financial statements.
155

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.55%, 3/21/2031	$ 5,186,000	$ 5,238,742
2.63%, 8/15/2026	2,367,000	2,465,657
3.00%, 3/22/2027	1,315,000	1,387,496
3.15%, 3/22/2030	2,111,000	2,231,369
3.38%, 2/15/2025	1,695,000	1,801,582
3.50%, 11/1/2024	1,535,000	1,633,977
3.88%, 2/8/2029	875,000	970,602
4.02%, 12/3/2029	4,871,000	5,459,855
4.13%, 3/16/2027	3,801,000	4,226,370
4.33%, 9/21/2028	5,473,000	6,224,552
7.75%, 12/1/2030	951,000	1,363,962
Vodafone Group PLC:
2.95%, 2/19/2023	1,093,000	1,117,297
3.75%, 1/16/2024 (a)	500,000	526,790
4.13%, 5/30/2025	1,489,000	1,611,560
4.38%, 5/30/2028	4,088,000	4,605,868
7.88%, 2/15/2030	951,000	1,330,411
		168,640,397
TEXTILES — 0.0% (e)
Mohawk Industries, Inc.:
3.63%, 5/15/2030	1,140,000	1,225,569
3.85%, 2/1/2023	849,000	869,554
		2,095,123
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.00%, 11/19/2024	1,026,000	1,069,492
3.50%, 9/15/2027	767,000	827,877
3.55%, 11/19/2026	1,099,000	1,179,480
3.90%, 11/19/2029	1,151,000	1,268,908
		4,345,757
TRANSPORTATION — 1.3%
BNSF Funding Trust I 3 Month USD LIBOR + 2.35%, 6.61%, 12/15/2055 (a) (c)	393,000	444,051
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	133,000	135,906
3.00%, 4/1/2025	991,000	1,041,749
3.25%, 6/15/2027	1,044,000	1,131,268
3.40%, 9/1/2024	250,000	263,833
3.65%, 9/1/2025	940,000	1,012,305
3.75%, 4/1/2024	1,085,000	1,142,722
3.85%, 9/1/2023	678,000	706,110
7.00%, 12/15/2025	405,000	488,701
Canadian National Railway Co.:
2.75%, 3/1/2026	603,000	631,667
2.95%, 11/21/2024	1,120,000	1,168,574
6.90%, 7/15/2028	732,000	953,708
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	1,867,000	1,869,222
1.75%, 12/2/2026	1,390,000	1,396,213
2.05%, 3/5/2030	340,000	336,015
Security Description	Principal Amount	Value
2.45%, 12/2/2031	$ 1,151,000	$ 1,171,453
2.90%, 2/1/2025	873,000	909,631
4.00%, 6/1/2028	1,004,000	1,119,862
4.45%, 3/15/2023	668,000	690,538
4.50%, 1/15/2022	60,000	60,070
7.13%, 10/15/2031	100,000	139,469
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	1,128,000	1,268,729
CSX Corp.:
2.40%, 2/15/2030 (a)	1,065,000	1,082,786
2.60%, 11/1/2026	1,072,000	1,117,335
3.25%, 6/1/2027	819,000	878,902
3.35%, 11/1/2025	844,000	900,590
3.40%, 8/1/2024	709,000	746,329
3.80%, 3/1/2028	501,000	550,599
4.25%, 3/15/2029	1,157,000	1,307,514
FedEx Corp.:
2.40%, 5/15/2031	918,000	920,240
3.10%, 8/5/2029	921,000	973,755
3.25%, 4/1/2026	1,144,000	1,223,977
3.40%, 2/15/2028	1,052,000	1,136,023
4.20%, 10/17/2028	1,181,000	1,333,337
4.25%, 5/15/2030	1,166,000	1,326,313
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	1,044,000	1,136,321
Kansas City Southern:
2.88%, 11/15/2029	969,000	1,005,667
3.00%, 5/15/2023	1,027,000	1,051,237
Kirby Corp. 4.20%, 3/1/2028	1,185,000	1,278,094
Norfolk Southern Corp.:
2.30%, 5/15/2031 (a)	515,000	518,265
2.55%, 11/1/2029	855,000	879,051
2.90%, 2/15/2023	332,000	337,624
2.90%, 6/15/2026	351,000	370,224
3.15%, 6/1/2027	727,000	772,939
3.65%, 8/1/2025	291,000	311,385
3.80%, 8/1/2028	897,000	990,252
3.85%, 1/15/2024	227,000	237,891
7.80%, 5/15/2027	1,084,000	1,404,983
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	1,204,000	1,199,232
Series MTN, 2.50%, 9/1/2024	925,000	952,241
Series MTN, 2.90%, 12/1/2026	1,128,000	1,180,023
Series MTN, 3.35%, 9/1/2025	922,000	976,048
Series MTN, 3.40%, 3/1/2023	385,000	395,383
Series MTN, 3.65%, 3/18/2024 (a)	345,000	363,137
Series MTN, 3.75%, 6/9/2023 (a)	880,000	912,780

See accompanying notes to financial statements.
156

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.88%, 12/1/2023	$ 796,000	$ 836,206
Series MTN, 4.63%, 6/1/2025	930,000	1,019,596
Union Pacific Corp.:
2.15%, 2/5/2027	1,370,000	1,407,552
2.38%, 5/20/2031	1,151,000	1,175,298
2.40%, 2/5/2030	788,000	805,383
2.75%, 4/15/2023	354,000	361,299
2.75%, 3/1/2026	978,000	1,026,088
3.00%, 4/15/2027 (a)	1,157,000	1,229,313
3.15%, 3/1/2024	570,000	595,730
3.25%, 1/15/2025	646,000	680,800
3.25%, 8/15/2025	748,000	794,286
3.50%, 6/8/2023	761,000	788,396
3.65%, 2/15/2024	141,000	147,719
3.70%, 3/1/2029 (a)	780,000	864,139
3.75%, 3/15/2024	966,000	1,015,730
3.75%, 7/15/2025	167,000	180,261
3.95%, 9/10/2028	1,062,000	1,192,137
United Parcel Service, Inc.:
2.20%, 9/1/2024	980,000	1,008,910
2.40%, 11/15/2026	1,154,000	1,201,903
2.50%, 4/1/2023	1,041,000	1,062,570
2.50%, 9/1/2029	1,147,000	1,188,487
2.80%, 11/15/2024	1,164,000	1,217,684
3.05%, 11/15/2027	77,000	83,015
3.40%, 3/15/2029	1,025,000	1,120,520
3.90%, 4/1/2025	1,204,000	1,300,669
4.45%, 4/1/2030	1,025,000	1,207,081
		71,363,045
TRUCKING & LEASING — 0.1%
GATX Corp.:
1.90%, 6/1/2031	980,000	931,313
3.25%, 3/30/2025	262,000	274,178
3.25%, 9/15/2026	538,000	566,202
3.50%, 3/15/2028	729,000	780,927
3.85%, 3/30/2027	649,000	702,108
4.00%, 6/30/2030	722,000	799,377
4.35%, 2/15/2024	962,000	1,021,711
4.55%, 11/7/2028	685,000	781,222
		5,857,038
VENTURE CAPITAL — 0.0% (e)
Hercules Capital, Inc. 2.63%, 9/16/2026 (a)	962,000	954,294
WATER — 0.2%
American Water Capital Corp.:
2.80%, 5/1/2030	848,000	878,859
2.95%, 9/1/2027	984,000	1,039,842
3.40%, 3/1/2025	760,000	804,437
3.45%, 6/1/2029	997,000	1,076,162
3.75%, 9/1/2028	1,026,000	1,127,666
3.85%, 3/1/2024	818,000	861,755
Security Description	Principal Amount	Value
Aqua America, Inc. 3.57%, 5/1/2029	$ 713,000	$ 767,687
Essential Utilities, Inc.:
2.40%, 5/1/2031	1,107,000	1,099,727
2.70%, 4/15/2030	1,066,000	1,081,510
United Utilities PLC 6.88%, 8/15/2028	758,000	972,234
		9,709,879
TOTAL CORPORATE BONDS & NOTES (Cost $5,637,243,727)		5,568,953,589
	Shares
SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (f) (g)	39,618,047	39,622,009
State Street Navigator Securities Lending Portfolio II (h) (i)	95,988,923	95,988,923
TOTAL SHORT-TERM INVESTMENTS (Cost $135,610,932)		135,610,932
TOTAL INVESTMENTS — 101.3% (Cost $5,772,854,659)		5,704,564,521
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(72,777,608)
NET ASSETS — 100.0%		$ 5,631,786,913
(a)	All or a portion of the shares of the security are on loan at December 31, 2021.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.4% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2021. Maturity date shown is the final maturity.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2021.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes

See accompanying notes to financial statements.
157

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$5,568,953,589	$—	$5,568,953,589
Short-Term Investments	135,610,932	—	—	135,610,932
TOTAL INVESTMENTS	$135,610,932	$5,568,953,589	$—	$5,704,564,521

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	20,867,148	$ 20,873,408	$468,549,676	$449,800,205	$(870)	$—	39,618,047	$ 39,622,009	$ 3,360
State Street Navigator Securities Lending Portfolio II	228,861,358	228,861,358	298,643,933	431,516,368	—	—	95,988,923	95,988,923	110,435
Total		$249,734,766	$767,193,609	$881,316,573	$(870)	$—		$135,610,932	$113,795
See accompanying notes to financial statements.
158

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.9%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
3.38%, 3/1/2041	$ 170,000	$ 174,165
5.40%, 10/1/2048	157,000	213,393
		387,558
AEROSPACE & DEFENSE — 2.5%
Boeing Co.:
3.25%, 2/1/2035	275,000	277,153
3.38%, 6/15/2046	115,000	110,834
3.50%, 3/1/2039	171,000	172,040
3.55%, 3/1/2038	177,000	179,379
3.60%, 5/1/2034	243,000	253,979
3.63%, 3/1/2048	144,000	143,061
3.65%, 3/1/2047	155,000	154,509
3.75%, 2/1/2050	431,000	446,606
3.83%, 3/1/2059	135,000	135,312
3.85%, 11/1/2048	154,000	158,648
3.90%, 5/1/2049	329,000	344,664
3.95%, 8/1/2059	384,000	399,103
5.71%, 5/1/2040	1,043,000	1,340,255
5.81%, 5/1/2050	2,034,000	2,753,466
5.88%, 2/15/2040	169,000	216,913
5.93%, 5/1/2060	1,357,000	1,881,385
6.13%, 2/15/2033	145,000	183,629
6.63%, 2/15/2038	166,000	222,750
6.88%, 3/15/2039	192,000	267,112
General Dynamics Corp.:
2.85%, 6/1/2041	234,000	239,366
3.60%, 11/15/2042	194,000	220,650
4.25%, 4/1/2040	253,000	309,282
4.25%, 4/1/2050	283,000	362,551
L3Harris Technologies, Inc.:
4.85%, 4/27/2035	421,000	512,281
5.05%, 4/27/2045	199,000	261,810
6.15%, 12/15/2040	153,000	218,438
Lockheed Martin Corp.:
2.80%, 6/15/2050	284,000	283,546
3.60%, 3/1/2035	146,000	163,006
3.80%, 3/1/2045	505,000	578,503
4.07%, 12/15/2042	527,000	624,358
4.09%, 9/15/2052	592,000	732,624
4.50%, 5/15/2036	163,000	199,170
4.70%, 5/15/2046	553,000	717,949
5.72%, 6/1/2040	120,000	167,791
Series B, 6.15%, 9/1/2036	159,000	223,761
Northrop Grumman Corp.:
3.85%, 4/15/2045	217,000	245,891
4.03%, 10/15/2047	896,000	1,057,907
4.75%, 6/1/2043	295,000	372,665
5.05%, 11/15/2040	116,000	149,683
5.15%, 5/1/2040	260,000	336,518
5.25%, 5/1/2050	392,000	550,199
Security Description	Principal Amount	Value
Raytheon Technologies Corp.:
2.82%, 9/1/2051	$ 407,000	$ 393,390
3.03%, 3/15/2052	702,000	705,306
3.13%, 7/1/2050	496,000	506,600
3.75%, 11/1/2046	564,000	629,757
4.05%, 5/4/2047	332,000	386,309
4.15%, 5/15/2045	296,000	345,980
4.35%, 4/15/2047	452,000	550,464
4.45%, 11/16/2038	334,000	402,280
4.50%, 6/1/2042	1,265,000	1,563,679
4.63%, 11/16/2048	531,000	679,908
4.70%, 12/15/2041	294,000	363,440
4.80%, 12/15/2043	121,000	152,854
4.88%, 10/15/2040	354,000	447,127
5.40%, 5/1/2035	70,000	91,026
5.70%, 4/15/2040	120,000	166,682
6.13%, 7/15/2038	90,000	126,996
		25,680,545
AGRICULTURE — 1.5%
Altria Group, Inc.:
2.45%, 2/4/2032	464,000	440,484
3.40%, 2/4/2041	580,000	534,789
3.70%, 2/4/2051	475,000	442,880
3.88%, 9/16/2046	526,000	509,820
4.00%, 2/4/2061	355,000	340,473
4.25%, 8/9/2042	340,000	345,420
4.45%, 5/6/2050	232,000	241,500
4.50%, 5/2/2043	331,000	345,180
5.38%, 1/31/2044	680,000	786,291
5.80%, 2/14/2039	813,000	978,738
5.95%, 2/14/2049	952,000	1,192,361
6.20%, 2/14/2059	1,000	1,306
Archer-Daniels-Midland Co.:
2.70%, 9/15/2051	266,000	267,213
3.75%, 9/15/2047	151,000	179,128
4.02%, 4/16/2043	50,000	60,198
4.50%, 3/15/2049	257,000	338,173
4.54%, 3/26/2042	234,000	298,479
5.94%, 10/1/2032	142,000	188,356
BAT Capital Corp.:
3.73%, 9/25/2040	312,000	299,495
3.98%, 9/25/2050	466,000	450,645
4.39%, 8/15/2037	853,000	900,120
4.54%, 8/15/2047	978,000	1,022,460
4.76%, 9/6/2049	379,000	405,886
5.28%, 4/2/2050	136,000	154,356
Philip Morris International, Inc.:
3.88%, 8/21/2042	280,000	302,061
4.13%, 3/4/2043	347,000	383,949
4.25%, 11/10/2044	509,000	581,044
4.38%, 11/15/2041	233,000	265,988
4.50%, 3/20/2042	253,000	293,020
4.88%, 11/15/2043	321,000	389,887
6.38%, 5/16/2038	538,000	758,128

See accompanying notes to financial statements.
159

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Reynolds American, Inc.:
5.70%, 8/15/2035	$ 158,000	$ 187,669
5.85%, 8/15/2045	739,000	898,195
6.15%, 9/15/2043	398,000	490,810
7.25%, 6/15/2037	250,000	334,268
		15,608,770
AIRLINES — 0.1%
American Airlines 2014-1 Pass Through Trust Series A, Class A, 3.70%, 4/1/2028	2,501	2,533
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, 3.60%, 3/22/2029	1,479	1,516
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	64,759	65,648
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	28,287	28,348
American Airlines 2016-3 Pass Through Trust Series 2016-3, Class AA, 3.00%, 4/15/2030	5,403	5,394
American Airlines 2017-1 Pass Through Trust Series AA, Class AA, 3.65%, 2/15/2029	64,062	66,483
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	72,141	73,245
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	133,214	134,550
American Airlines 2021-1 Class A Pass Through Trust Series A, Class A, 2.88%, 1/11/2036	175,000	171,521
JetBlue 2019-1 Pass Through Trust Series 2019, Class AA, 2.75%, 11/15/2033	269,822	269,654
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	51,401	55,205
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	18,560	19,292
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	80,716	83,847
Security Description	Principal Amount	Value
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	$ 115,543	$ 125,144
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	139,401	138,264
United Airlines Pass Through Trust Series A, Class A, 4.00%, 10/11/2027	46,903	49,087
US Airways 2013-1 Pass Through Trust Class A, 3.95%, 5/15/2027	4,587	4,604
		1,294,335
APPAREL — 0.2%
NIKE, Inc.:
3.25%, 3/27/2040	451,000	490,986
3.38%, 11/1/2046	235,000	260,965
3.38%, 3/27/2050	609,000	689,242
3.63%, 5/1/2043	158,000	180,292
3.88%, 11/1/2045	377,000	453,139
Tapestry, Inc. 3.05%, 3/15/2032	125,000	125,510
		2,200,134
AUTO MANUFACTURERS — 0.4%
Cummins, Inc.:
2.60%, 9/1/2050	115,000	108,026
4.88%, 10/1/2043	121,000	160,024
General Motors Co.:
5.00%, 4/1/2035	218,000	258,905
5.15%, 4/1/2038	319,000	383,958
5.20%, 4/1/2045	359,000	444,227
5.40%, 4/1/2048	398,000	508,381
5.95%, 4/1/2049	456,000	623,616
6.25%, 10/2/2043	522,000	713,976
6.60%, 4/1/2036	305,000	411,845
6.75%, 4/1/2046	325,000	470,259
		4,083,217
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv PLC:
3.10%, 12/1/2051	590,000	562,199
4.40%, 10/1/2046	142,000	166,819
Aptiv PLC 5.40%, 3/15/2049	217,000	287,851
BorgWarner, Inc. 4.38%, 3/15/2045	190,000	221,152
Lear Corp.:
3.55%, 1/15/2052	235,000	232,302
5.25%, 5/15/2049 (b)	157,000	198,506
		1,668,829

See accompanying notes to financial statements.
160

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
BANKS — 8.8%
Bank of America Corp.:
6.11%, 1/29/2037	$ 799,000	$ 1,075,454
7.75%, 5/14/2038	746,000	1,169,847
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (c)	483,000	563,507
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	732,000	857,648
SOFR + 1.56%, 2.97%, 7/21/2052 (c)	864,000	867,663
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	1,544,000	1,622,543
Series L, 4.75%, 4/21/2045	50,000	62,318
Series MTN, 4.88%, 4/1/2044	185,000	240,977
Series MTN, 5.00%, 1/21/2044	690,000	906,729
Series MTN, 5.88%, 2/7/2042	609,000	862,661
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (c)	692,000	793,724
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (c)	1,097,000	1,358,020
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	709,000	880,273
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (c)	2,125,000	2,553,995
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	418,000	409,874
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	1,397,000	1,343,034
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	409,000	450,783
Bank of America NA Series BKNT, 6.00%, 10/15/2036	472,000	645,026
Barclays PLC:
4.95%, 1/10/2047	565,000	731,975
5.25%, 8/17/2045	571,000	757,877
1 year CMT + 1.30%, 3.33%, 11/24/2042 (c)	520,000	528,086
1 year CMT + 1.70%, 3.81%, 3/10/2042 (c)	311,000	330,242
Citigroup, Inc.:
4.65%, 7/30/2045	391,000	494,048
4.65%, 7/23/2048	911,000	1,173,650
4.75%, 5/18/2046	729,000	902,349
5.30%, 5/6/2044	432,000	564,991
5.88%, 1/30/2042	478,000	676,016
6.00%, 10/31/2033	107,000	138,581
6.13%, 8/25/2036	204,000	277,697
Security Description	Principal Amount	Value
6.63%, 6/15/2032	$ 228,000	$ 302,323
6.68%, 9/13/2043	403,000	605,995
8.13%, 7/15/2039	732,000	1,241,992
3 Month USD LIBOR + 1.17%, 3.88%, 1/24/2039 (c)	485,000	550,077
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (c)	409,000	500,358
SOFR + 1.38%, 2.90%, 11/3/2042 (c)	500,000	494,170
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	533,000	702,030
Citizens Financial Group, Inc. 2.64%, 9/30/2032	145,000	143,708
Cooperatieve Rabobank UA:
5.25%, 8/4/2045	470,000	626,839
5.75%, 12/1/2043	484,000	674,880
Series BKNT, 5.25%, 5/24/2041	579,000	808,591
Credit Suisse Group AG 4.88%, 5/15/2045	849,000	1,073,798
Fifth Third Bancorp 8.25%, 3/1/2038	444,000	728,591
First Republic Bank:
Series BKNT, 4.38%, 8/1/2046	141,000	169,228
Series BKNT, 4.63%, 2/13/2047	340,000	428,373
Goldman Sachs Capital I 6.35%, 2/15/2034	262,000	361,691
Goldman Sachs Group, Inc.:
4.75%, 10/21/2045	621,000	800,171
5.15%, 5/22/2045	771,000	1,000,565
6.13%, 2/15/2033	321,000	422,314
6.25%, 2/1/2041	1,093,000	1,587,604
6.45%, 5/1/2036	444,000	606,340
6.75%, 10/1/2037	2,250,000	3,190,320
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	1,102,000	1,260,291
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	582,000	694,105
SOFR + 1.47%, 2.91%, 7/21/2042 (c)	638,000	634,102
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	120,000	124,237
Series MTN, 4.80%, 7/8/2044	780,000	995,085
HSBC Bank USA NA:
Series BKNT, 5.63%, 8/15/2035	162,000	205,052
Series BKNT, 5.88%, 11/1/2034	81,000	103,849
Series BKNT, 7.00%, 1/15/2039	40,000	62,156

See accompanying notes to financial statements.
161

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
HSBC Holdings PLC:
5.25%, 3/14/2044	$ 574,000	$ 747,756
6.10%, 1/14/2042	456,000	653,083
6.50%, 5/2/2036	823,000	1,119,428
6.50%, 9/15/2037	950,000	1,308,777
6.80%, 6/1/2038	649,000	923,585
7.63%, 5/17/2032	150,000	207,042
JPMorgan Chase & Co.:
4.85%, 2/1/2044	399,000	522,550
4.95%, 6/1/2045	743,000	970,016
5.40%, 1/6/2042	576,000	783,423
5.50%, 10/15/2040	635,000	864,800
5.60%, 7/15/2041	675,000	936,833
5.63%, 8/16/2043	554,000	770,453
6.40%, 5/15/2038	931,000	1,355,611
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (c)	877,000	1,016,303
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	821,000	930,078
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	1,364,000	1,596,903
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (c)	50,000	59,097
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	806,000	982,103
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	709,000	738,246
SOFR + 1.51%, 2.53%, 11/19/2041 (c)	662,000	630,085
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	1,415,000	1,525,667
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	855,000	882,189
SOFR + 2.46%, 3.11%, 4/22/2041 (c)	627,000	649,792
Lloyds Banking Group PLC:
4.34%, 1/9/2048	605,000	708,249
5.30%, 12/1/2045	396,000	523,492
Mitsubishi UFJ Financial Group, Inc.:
3.75%, 7/18/2039	461,000	521,764
4.15%, 3/7/2039 (b)	163,000	193,025
4.29%, 7/26/2038	183,000	220,596
1 year CMT + 0.970%, 2.49%, 10/13/2032 (c)	155,000	154,930
Morgan Stanley:
4.30%, 1/27/2045	1,039,000	1,277,222
4.38%, 1/22/2047	884,000	1,108,624
6.38%, 7/24/2042	781,000	1,182,543
7.25%, 4/1/2032	163,000	233,791
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (c)	$ 385,000	$ 461,654
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	775,000	882,097
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	827,000	867,341
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (c)	829,000	1,237,855
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	839,000	823,730
Regions Bank Series BKNT, 6.45%, 6/26/2037	300,000	419,583
Regions Financial Corp. 7.38%, 12/10/2037 (b)	150,000	225,897
Sumitomo Mitsui Financial Group, Inc.:
2.30%, 1/12/2041	196,000	181,214
2.93%, 9/17/2041 (b)	315,000	308,360
Wachovia Corp. 5.50%, 8/1/2035	434,000	550,351
Wells Fargo & Co.:
3.90%, 5/1/2045	760,000	870,702
5.38%, 2/7/2035	146,000	189,349
5.38%, 11/2/2043	749,000	983,782
5.61%, 1/15/2044	1,044,000	1,409,390
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	1,303,000	1,333,073
Series GMTN, 4.90%, 11/17/2045	757,000	954,130
Series MTN, 4.40%, 6/14/2046	719,000	851,059
Series MTN, 4.65%, 11/4/2044	761,000	922,043
Series MTN, 4.75%, 12/7/2046	786,000	977,643
Series MTN, SOFR + 4.50%, 5.01%, 4/4/2051 (c)	2,064,000	2,820,766
Wells Fargo Bank NA:
5.95%, 8/26/2036	228,000	306,598
Series BKNT, 5.85%, 2/1/2037	371,000	499,926
Series BKNT, 6.60%, 1/15/2038	518,000	753,182
Westpac Banking Corp.:
2.96%, 11/16/2040	449,000	439,320
3.13%, 11/18/2041	270,000	268,013
4.42%, 7/24/2039	456,000	534,783
		90,708,320

See accompanying notes to financial statements.
162

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
BEVERAGES — 3.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	$ 2,308,000	$ 2,787,926
4.90%, 2/1/2046	3,220,000	4,078,677
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/2043	400,000	445,648
4.63%, 2/1/2044	332,000	401,544
4.70%, 2/1/2036	348,000	417,764
4.90%, 2/1/2046	567,000	713,020
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	130,000	141,335
4.35%, 6/1/2040	578,000	679,745
4.38%, 4/15/2038	506,000	591,443
4.44%, 10/6/2048	614,000	734,866
4.50%, 6/1/2050	810,000	1,000,342
4.60%, 4/15/2048	897,000	1,097,811
4.60%, 6/1/2060	337,000	420,428
4.75%, 4/15/2058	527,000	663,472
4.95%, 1/15/2042	520,000	652,605
5.45%, 1/23/2039	901,000	1,181,499
5.55%, 1/23/2049	1,519,000	2,100,944
5.80%, 1/23/2059	790,000	1,143,644
5.88%, 6/15/2035	152,000	199,111
8.00%, 11/15/2039	284,000	460,052
8.20%, 1/15/2039	682,000	1,109,375
Brown-Forman Corp.:
4.00%, 4/15/2038	87,000	101,164
4.50%, 7/15/2045	176,000	223,666
Coca-Cola Co.:
2.25%, 1/5/2032	443,000	450,044
2.50%, 6/1/2040	261,000	262,336
2.50%, 3/15/2051	618,000	594,615
2.60%, 6/1/2050	621,000	610,729
2.75%, 6/1/2060	336,000	333,772
2.88%, 5/5/2041	328,000	340,441
3.00%, 3/5/2051	658,000	698,112
4.20%, 3/25/2050	315,000	400,535
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	229,000	216,206
5.25%, 11/26/2043	276,000	360,851
Constellation Brands, Inc.:
3.75%, 5/1/2050	160,000	175,107
4.10%, 2/15/2048	165,000	186,877
4.50%, 5/9/2047	99,000	118,264
5.25%, 11/15/2048	235,000	308,374
Diageo Capital PLC:
2.13%, 4/29/2032	172,000	170,689
3.88%, 4/29/2043	92,000	108,035
5.88%, 9/30/2036	196,000	274,529
Diageo Investment Corp.:
4.25%, 5/11/2042 (b)	285,000	348,415
Security Description	Principal Amount	Value
7.45%, 4/15/2035	$ 137,000	$ 209,827
Fomento Economico Mexicano SAB de CV:
3.50%, 1/16/2050	827,000	868,524
4.38%, 5/10/2043	258,000	305,518
Keurig Dr Pepper, Inc.:
3.35%, 3/15/2051	210,000	218,581
3.80%, 5/1/2050	290,000	321,021
4.42%, 12/15/2046	216,000	256,444
4.50%, 11/15/2045	203,000	241,795
4.99%, 5/25/2038	151,000	186,633
5.09%, 5/25/2048	267,000	348,956
Molson Coors Beverage Co.:
4.20%, 7/15/2046	652,000	723,824
5.00%, 5/1/2042	399,000	481,098
PepsiCo, Inc.:
2.63%, 10/21/2041	510,000	515,355
2.75%, 10/21/2051	453,000	466,427
2.88%, 10/15/2049	353,000	370,078
3.38%, 7/29/2049	299,000	337,236
3.45%, 10/6/2046	445,000	502,587
3.50%, 3/19/2040	150,000	169,434
3.60%, 8/13/2042	40,000	45,516
3.63%, 3/19/2050	427,000	506,085
4.00%, 3/5/2042	169,000	202,073
4.00%, 5/2/2047	317,000	391,913
4.25%, 10/22/2044	90,000	112,071
4.45%, 4/14/2046	247,000	324,296
		35,409,304
BIOTECHNOLOGY — 1.6%
Amgen, Inc.:
2.00%, 1/15/2032	356,000	344,263
2.77%, 9/1/2053	397,000	372,064
2.80%, 8/15/2041	423,000	409,198
3.00%, 1/15/2052	533,000	519,627
3.15%, 2/21/2040	716,000	732,733
3.38%, 2/21/2050	812,000	843,424
4.40%, 5/1/2045	877,000	1,046,638
4.56%, 6/15/2048	457,000	565,903
4.66%, 6/15/2051	1,305,000	1,661,317
4.95%, 10/1/2041	326,000	408,292
5.15%, 11/15/2041	380,000	486,324
5.65%, 6/15/2042	235,000	319,196
5.75%, 3/15/2040	109,000	147,278
6.38%, 6/1/2037	73,000	103,545
6.40%, 2/1/2039	37,000	52,820
Baxalta, Inc. 5.25%, 6/23/2045	194,000	257,966
Biogen, Inc.:
3.15%, 5/1/2050	678,000	660,738
3.25%, 2/15/2051 (d)	274,000	271,550
5.20%, 9/15/2045	412,000	541,014
Gilead Sciences, Inc.:
2.60%, 10/1/2040	344,000	329,813
2.80%, 10/1/2050	555,000	537,318

See accompanying notes to financial statements.
163

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 9/1/2036	$ 170,000	$ 195,570
4.15%, 3/1/2047	645,000	760,332
4.50%, 2/1/2045	703,000	859,291
4.60%, 9/1/2035	335,000	405,832
4.75%, 3/1/2046	885,000	1,121,561
4.80%, 4/1/2044	637,000	805,187
5.65%, 12/1/2041	385,000	529,005
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050	213,000	200,107
Royalty Pharma PLC:
2.15%, 9/2/2031	21,000	20,037
3.30%, 9/2/2040	365,000	363,894
3.35%, 9/2/2051	268,000	257,636
3.55%, 9/2/2050	371,000	368,396
		16,497,869
BUILDING MATERIALS — 0.5%
Carrier Global Corp.:
3.38%, 4/5/2040	649,000	676,959
3.58%, 4/5/2050	765,000	813,799
Johnson Controls International PLC:
4.50%, 2/15/2047	156,000	189,847
4.63%, 7/2/2044	204,000	248,892
4.95%, 7/2/2064 (e)	183,000	237,834
5.13%, 9/14/2045	179,000	234,694
6.00%, 1/15/2036	151,000	207,580
Lafarge SA 7.13%, 7/15/2036	191,000	278,474
Martin Marietta Materials, Inc.:
3.20%, 7/15/2051	345,000	349,433
4.25%, 12/15/2047	232,000	271,918
Masco Corp.:
3.13%, 2/15/2051	159,000	158,849
4.50%, 5/15/2047	152,000	183,394
Owens Corning:
4.30%, 7/15/2047	221,000	253,958
4.40%, 1/30/2048	245,000	287,098
7.00%, 12/1/2036	81,000	114,749
Vulcan Materials Co.:
4.50%, 6/15/2047	244,000	299,325
4.70%, 3/1/2048	210,000	264,686
		5,071,489
CHEMICALS — 1.8%
Air Products & Chemicals, Inc.:
2.70%, 5/15/2040	279,000	281,249
2.80%, 5/15/2050	369,000	375,989
Albemarle Corp. 5.45%, 12/1/2044	3,000	3,913
CF Industries, Inc.:
4.95%, 6/1/2043	576,000	693,228
5.38%, 3/15/2044	50,000	63,113
Dow Chemical Co 5.55%, 11/30/2048	352,000	496,172
Security Description	Principal Amount	Value
Dow Chemical Co.:
3.60%, 11/15/2050	$ 373,000	$ 404,440
4.38%, 11/15/2042	585,000	697,706
4.63%, 10/1/2044	166,000	203,481
4.80%, 5/15/2049	319,000	407,701
5.25%, 11/15/2041	295,000	381,143
7.38%, 11/1/2029	22,000	29,564
9.40%, 5/15/2039	152,000	273,196
DuPont de Nemours, Inc.:
5.32%, 11/15/2038	665,000	855,223
5.42%, 11/15/2048	762,000	1,065,352
Eastman Chemical Co.:
4.65%, 10/15/2044	362,000	431,471
4.80%, 9/1/2042	165,000	198,809
Ecolab, Inc.:
2.13%, 2/1/2032	387,000	383,970
2.13%, 8/15/2050	166,000	146,488
2.70%, 12/15/2051	387,000	381,141
2.75%, 8/18/2055	351,000	344,889
3.95%, 12/1/2047	170,000	207,747
FMC Corp. 4.50%, 10/1/2049	153,000	183,765
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	285,000	334,342
5.00%, 9/26/2048	282,000	362,525
Linde, Inc.:
2.00%, 8/10/2050	137,000	119,542
3.55%, 11/7/2042	248,000	281,912
Lubrizol Corp. 6.50%, 10/1/2034	145,000	208,960
LYB International Finance B.V.:
4.88%, 3/15/2044	367,000	455,942
5.25%, 7/15/2043	297,000	381,351
LYB International Finance III LLC:
3.38%, 10/1/2040	273,000	284,138
3.63%, 4/1/2051	396,000	420,639
3.80%, 10/1/2060	296,000	312,916
4.20%, 10/15/2049	390,000	449,764
4.20%, 5/1/2050	340,000	392,574
LyondellBasell Industries NV 4.63%, 2/26/2055	396,000	486,442
Mosaic Co.:
4.88%, 11/15/2041	178,000	209,385
5.45%, 11/15/2033	155,000	192,051
5.63%, 11/15/2043	256,000	340,365
Nutrien, Ltd.:
3.95%, 5/13/2050	176,000	206,027
4.13%, 3/15/2035	210,000	238,667
4.90%, 6/1/2043	173,000	219,925
5.00%, 4/1/2049	307,000	412,869
5.25%, 1/15/2045	289,000	388,260
5.63%, 12/1/2040	87,000	118,656
5.88%, 12/1/2036	124,000	166,914

See accompanying notes to financial statements.
164

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Sherwin-Williams Co.:
2.20%, 3/15/2032	$ 165,000	$ 163,159
2.90%, 3/15/2052	269,000	263,012
3.30%, 5/15/2050	200,000	210,814
3.80%, 8/15/2049	281,000	317,831
4.00%, 12/15/2042	172,000	195,504
4.50%, 6/1/2047	443,000	552,731
4.55%, 8/1/2045	30,000	36,918
Westlake Chemical Corp.:
2.88%, 8/15/2041	221,000	213,471
3.13%, 8/15/2051 (b)	236,000	227,752
3.38%, 8/15/2061	304,000	292,387
4.38%, 11/15/2047	168,000	197,929
5.00%, 8/15/2046	201,000	254,327
		18,419,751
COMMERCIAL SERVICES — 1.5%
American University Series 2019, 3.67%, 4/1/2049	123,000	142,071
Brown University in Providence in the State of Rhode Island and Providence Plant Series A, 2.92%, 9/1/2050 (b)	111,000	120,527
California Endowment Series 2021, 2.50%, 4/1/2051	265,000	261,722
California Institute of Technology:
3.65%, 9/1/2119	250,000	292,605
4.32%, 8/1/2045	60,000	78,068
4.70%, 11/1/2111	148,000	216,712
Cleveland Clinic Foundation 4.86%, 1/1/2114	156,000	231,858
Duke University:
Series 2020, 2.68%, 10/1/2044	175,000	175,782
Series 2020, 2.76%, 10/1/2050	158,000	163,679
Series 2020, 2.83%, 10/1/2055	225,000	233,019
Emory University Series 2020, 2.97%, 9/1/2050	198,000	208,902
Equifax, Inc. 2.35%, 9/15/2031	103,000	101,628
Ford Foundation:
Series 2020, 2.42%, 6/1/2050	145,000	140,894
Series 2020, 2.82%, 6/1/2070	220,000	226,730
George Washington University:
4.87%, 9/15/2045	173,000	233,029
Series 2014, 4.30%, 9/15/2044	189,000	240,162
Security Description	Principal Amount	Value
Series 2018, 4.13%, 9/15/2048	$ 287,000	$ 348,673
Georgetown University:
Series 20A, 2.94%, 4/1/2050	156,000	156,771
Series A, 5.22%, 10/1/2118	152,000	217,352
Series B, 4.32%, 4/1/2049	134,000	166,605
Global Payments, Inc. 4.15%, 8/15/2049	240,000	275,688
Johns Hopkins University:
Series 2013, 4.08%, 7/1/2053	173,000	228,784
Series A, 2.81%, 1/1/2060	197,000	200,518
Leland Stanford Junior University:
2.41%, 6/1/2050	266,000	259,113
3.65%, 5/1/2048	166,000	200,840
Massachusetts Institute of Technology:
3.89%, 7/1/2116	50,000	62,679
3.96%, 7/1/2038	4,000	4,868
4.68%, 7/1/2114	342,000	510,955
5.60%, 7/1/2111	197,000	348,787
Series F, 2.99%, 7/1/2050	224,000	246,714
Series G, 2.29%, 7/1/2051	155,000	148,194
Moody's Corp.:
2.55%, 8/18/2060	246,000	216,163
2.75%, 8/19/2041	190,000	185,020
3.10%, 11/29/2061	393,000	390,638
3.25%, 5/20/2050	135,000	141,552
4.88%, 12/17/2048	117,000	155,243
5.25%, 7/15/2044	164,000	221,757
Northeastern University Series 2020, 2.89%, 10/1/2050	170,000	169,611
Northwestern University:
4.64%, 12/1/2044	159,000	206,495
Series 2017, 3.66%, 12/1/2057	215,000	268,361
Series 2020, 2.64%, 12/1/2050	146,000	149,606
Novant Health, Inc.:
2.64%, 11/1/2036	150,000	151,242
3.32%, 11/1/2061	205,000	220,822
PayPal Holdings, Inc. 3.25%, 6/1/2050 (b)	353,000	378,420
President & Fellows of Harvard College:
2.52%, 10/15/2050	175,000	176,423
4.88%, 10/15/2040	147,000	200,282
President and Fellows of Harvard College:
3.15%, 7/15/2046	196,000	222,656
3.30%, 7/15/2056 (b)	177,000	203,605
Quanta Services, Inc.:
2.35%, 1/15/2032	135,000	131,335
3.05%, 10/1/2041	314,000	307,218

See accompanying notes to financial statements.
165

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	$ 163,000	$ 160,972
S&P Global, Inc.:
2.30%, 8/15/2060	188,000	163,180
3.25%, 12/1/2049	242,000	263,202
Trustees of Boston College 3.13%, 7/1/2052	163,000	174,773
Trustees of Boston University Series CC, 4.06%, 10/1/2048	192,000	235,211
Trustees of Princeton University:
5.70%, 3/1/2039	129,000	186,170
Series 2020, 2.52%, 7/1/2050	287,000	287,689
Trustees of the University of Pennsylvania:
4.67%, 9/1/2112	103,000	156,217
Series 2020, 2.40%, 10/1/2050	239,000	228,658
University of Chicago:
3.00%, 10/1/2052	50,000	52,569
4.00%, 10/1/2053	133,000	167,653
Series 20B, 2.76%, 4/1/2045	183,000	184,982
Series C, 2.55%, 4/1/2050	182,000	175,959
University of Notre Dame du Lac:
Series 2015, 3.44%, 2/15/2045	298,000	346,553
Series 2017, 3.39%, 2/15/2048	262,000	305,366
University of Southern California:
2.81%, 10/1/2050	196,000	198,556
3.03%, 10/1/2039	238,000	251,714
5.25%, 10/1/2111	50,000	82,602
Series 2017, 3.84%, 10/1/2047	107,000	125,889
Series 21A, 2.95%, 10/1/2051	157,000	160,835
Verisk Analytics, Inc.:
3.63%, 5/15/2050	196,000	213,848
5.50%, 6/15/2045	148,000	199,440
William Marsh Rice University:
3.57%, 5/15/2045	152,000	176,235
3.77%, 5/15/2055	126,000	160,200
Yale University Series 2020, 2.40%, 4/15/2050	148,000	145,576
		15,344,427
COMPUTERS — 2.3%
Apple, Inc.:
1.70%, 8/5/2031	140,000	136,718
2.38%, 2/8/2041	707,000	685,946
2.40%, 8/20/2050	669,000	628,144
Security Description	Principal Amount	Value
2.65%, 5/11/2050	$ 915,000	$ 898,805
2.65%, 2/8/2051	1,161,000	1,140,601
2.70%, 8/5/2051	733,000	727,349
2.80%, 2/8/2061	875,000	864,885
2.85%, 8/5/2061	487,000	489,713
2.95%, 9/11/2049	704,000	727,844
3.45%, 2/9/2045	739,000	825,271
3.75%, 9/12/2047	495,000	578,833
3.75%, 11/13/2047	519,000	610,001
3.85%, 5/4/2043	1,171,000	1,383,326
3.85%, 8/4/2046	733,000	868,385
4.25%, 2/9/2047	312,000	391,345
4.38%, 5/13/2045	879,000	1,111,944
4.45%, 5/6/2044	410,000	523,258
4.50%, 2/23/2036	528,000	662,640
4.65%, 2/23/2046	1,503,000	1,974,476
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041 (d)	237,000	234,656
3.45%, 12/15/2051 (d)	724,000	695,141
8.10%, 7/15/2036	219,000	334,266
8.35%, 7/15/2046	192,000	321,552
Dell, Inc. 6.50%, 4/15/2038 (b)	160,000	205,149
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035	161,000	211,143
6.35%, 10/15/2045	696,000	932,034
HP, Inc. 6.00%, 9/15/2041	458,000	610,097
International Business Machines Corp.:
2.85%, 5/15/2040	277,000	272,662
2.95%, 5/15/2050 (b)	287,000	280,537
4.00%, 6/20/2042	424,000	487,265
4.15%, 5/15/2039	805,000	930,572
4.25%, 5/15/2049	1,167,000	1,415,431
4.70%, 2/19/2046	164,000	211,509
5.60%, 11/30/2039	290,000	396,236
5.88%, 11/29/2032 (b)	152,000	200,376
6.50%, 1/15/2028	30,000	37,793
7.13%, 12/1/2096 (b)	71,000	132,419
Kyndryl Holdings, Inc. 4.10%, 10/15/2041 (d)	405,000	392,801
Western Digital Corp. 3.10%, 2/1/2032	110,000	110,792
		23,641,915
COSMETICS/PERSONAL CARE — 0.3%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047	217,000	264,044
Series MTN, 4.00%, 8/15/2045	120,000	150,787
Estee Lauder Cos., Inc.:
3.13%, 12/1/2049	233,000	254,515
4.15%, 3/15/2047	195,000	243,945

See accompanying notes to financial statements.
166

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 6/15/2045	$ 136,000	$ 170,495
6.00%, 5/15/2037	68,000	97,043
Procter & Gamble Co.:
3.50%, 10/25/2047	389,000	468,753
3.55%, 3/25/2040	240,000	280,085
3.60%, 3/25/2050	181,000	225,198
5.55%, 3/5/2037	30,000	42,841
5.80%, 8/15/2034	70,000	97,331
Unilever Capital Corp.:
5.90%, 11/15/2032	283,000	380,516
Series 30Y, 2.63%, 8/12/2051 (b)	314,000	311,155
		2,986,708
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
3.75%, 5/15/2046	99,000	113,136
4.20%, 5/15/2047	251,000	308,251
4.60%, 6/15/2045	308,000	394,292
		815,679
DIVERSIFIED FINANCIAL SERVICES — 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.30%, 1/30/2032	525,000	535,395
3.40%, 10/29/2033	598,000	608,608
3.85%, 10/29/2041	1,183,000	1,227,895
Ally Financial, Inc.:
8.00%, 11/1/2031	143,000	197,766
8.00%, 11/1/2031	126,000	178,280
American Express Co. 4.05%, 12/3/2042	397,000	471,418
BlackRock, Inc. 2.10%, 2/25/2032	487,000	483,289
Brookfield Finance I UK PLC 2.34%, 1/30/2032 (b)	153,000	149,008
Brookfield Finance LLC 3.45%, 4/15/2050	165,000	170,942
Brookfield Finance, Inc.:
3.50%, 3/30/2051	243,000	256,178
4.70%, 9/20/2047	446,000	548,607
Charles Schwab Corp. 1.95%, 12/1/2031	115,000	112,954
CI Financial Corp. 4.10%, 6/15/2051	315,000	341,655
CME Group, Inc.:
4.15%, 6/15/2048	229,000	295,914
5.30%, 9/15/2043	297,000	413,623
Credit Suisse USA, Inc. 7.13%, 7/15/2032	179,000	254,713
Franklin Resources, Inc. 2.95%, 8/12/2051	139,000	134,710
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032	417,000	400,045
2.65%, 9/15/2040	482,000	468,345
3.00%, 6/15/2050	531,000	536,554
Security Description	Principal Amount	Value
3.00%, 9/15/2060	$ 525,000	$ 519,057
4.25%, 9/21/2048	454,000	566,873
Invesco Finance PLC 5.38%, 11/30/2043	148,000	195,350
Jefferies Group LLC:
2.75%, 10/15/2032	145,000	144,042
6.25%, 1/15/2036	110,000	146,150
6.50%, 1/20/2043	275,000	381,340
Lear Corp. 2.60%, 1/15/2032	225,000	221,645
Legg Mason, Inc. 5.63%, 1/15/2044	198,000	270,973
Mastercard, Inc.:
2.95%, 3/15/2051	181,000	188,526
3.65%, 6/1/2049	376,000	435,506
3.80%, 11/21/2046	152,000	179,833
3.85%, 3/26/2050	647,000	777,817
3.95%, 2/26/2048	250,000	301,225
Nasdaq, Inc.:
2.50%, 12/21/2040	283,000	261,956
3.25%, 4/28/2050	150,000	152,713
Raymond James Financial, Inc.:
3.75%, 4/1/2051	328,000	362,660
4.95%, 7/15/2046	288,000	369,297
Visa, Inc.:
2.00%, 8/15/2050	674,000	592,520
2.70%, 4/15/2040	406,000	414,522
3.65%, 9/15/2047	290,000	337,514
4.15%, 12/14/2035	566,000	677,660
4.30%, 12/14/2045	1,379,000	1,735,582
Western Union Co. 6.20%, 11/17/2036	143,000	175,660
		17,194,320
ELECTRIC — 11.0%
AEP Texas, Inc.:
3.45%, 5/15/2051	247,000	251,970
Series H, 3.45%, 1/15/2050	271,000	277,214
AEP Transmission Co. LLC:
3.75%, 12/1/2047	259,000	291,461
3.80%, 6/15/2049	148,000	168,630
4.25%, 9/15/2048	101,000	122,023
Series M, 3.65%, 4/1/2050	267,000	295,737
Alabama Power Co.:
3.00%, 3/15/2052	225,000	225,862
3.13%, 7/15/2051	304,000	311,405
3.45%, 10/1/2049	386,000	412,105
3.75%, 3/1/2045	378,000	418,533
3.85%, 12/1/2042	248,000	279,424
4.15%, 8/15/2044	243,000	284,405
6.00%, 3/1/2039	265,000	369,148
6.13%, 5/15/2038	117,000	163,781
Series A, 4.30%, 7/15/2048	231,000	279,965
Ameren Illinois Co.:
3.25%, 3/15/2050	145,000	154,041
3.70%, 12/1/2047	227,000	259,311

See accompanying notes to financial statements.
167

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.15%, 3/15/2046	$ 208,000	$ 251,287
4.50%, 3/15/2049	172,000	219,739
American Electric Power Co., Inc. 3.25%, 3/1/2050	131,000	130,004
Appalachian Power Co.:
4.40%, 5/15/2044	194,000	225,849
7.00%, 4/1/2038	238,000	344,291
Series Y, 4.50%, 3/1/2049	260,000	315,635
Series Z, 3.70%, 5/1/2050	317,000	344,189
Arizona Public Service Co.:
2.20%, 12/15/2031	84,000	81,553
3.35%, 5/15/2050	225,000	230,157
3.50%, 12/1/2049	150,000	156,116
3.75%, 5/15/2046	149,000	163,042
4.20%, 8/15/2048	185,000	213,081
4.25%, 3/1/2049	150,000	175,227
4.35%, 11/15/2045	272,000	319,363
4.50%, 4/1/2042	205,000	239,901
5.05%, 9/1/2041	140,000	171,832
Avista Corp. 4.35%, 6/1/2048	211,000	261,117
Baltimore Gas & Electric Co.:
2.90%, 6/15/2050	190,000	189,557
3.20%, 9/15/2049	50,000	51,780
3.50%, 8/15/2046	246,000	268,553
3.75%, 8/15/2047	165,000	187,638
4.25%, 9/15/2048	152,000	184,677
6.35%, 10/1/2036	169,000	239,336
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	130,000	125,031
3.80%, 7/15/2048	360,000	401,857
4.25%, 10/15/2050	366,000	446,893
4.45%, 1/15/2049	453,000	562,069
4.50%, 2/1/2045	283,000	343,573
5.15%, 11/15/2043	291,000	374,770
5.95%, 5/15/2037	179,000	241,297
6.13%, 4/1/2036	699,000	953,939
Black Hills Corp.:
3.88%, 10/15/2049	135,000	149,461
4.20%, 9/15/2046	276,000	314,088
4.35%, 5/1/2033	138,000	156,734
CenterPoint Energy Houston Electric LLC:
3.55%, 8/1/2042	116,000	129,170
3.95%, 3/1/2048	240,000	285,742
4.50%, 4/1/2044	45,000	56,629
Series AC, 4.25%, 2/1/2049	407,000	506,756
Series AD, 2.90%, 7/1/2050	312,000	315,379
Series AF, 3.35%, 4/1/2051	203,000	224,540
Series K2, 6.95%, 3/15/2033	137,000	188,170
CenterPoint Energy, Inc. 3.70%, 9/1/2049 (b)	215,000	234,617
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	217,000	261,594
Security Description	Principal Amount	Value
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	$ 141,000	$ 189,979
CMS Energy Corp. 4.88%, 3/1/2044	86,000	108,268
Commonwealth Edison Co.:
3.00%, 3/1/2050	322,000	328,588
3.65%, 6/15/2046	331,000	369,098
3.70%, 3/1/2045	283,000	316,852
3.80%, 10/1/2042	173,000	195,198
4.00%, 3/1/2048	339,000	399,081
4.00%, 3/1/2049	314,000	373,258
4.35%, 11/15/2045	242,000	292,486
4.60%, 8/15/2043	109,000	135,793
4.70%, 1/15/2044	148,000	187,133
5.90%, 3/15/2036	284,000	391,537
6.45%, 1/15/2038	206,000	299,658
Series 123, 3.75%, 8/15/2047	476,000	540,722
Series 127, 3.20%, 11/15/2049	147,000	153,333
Series 131, 2.75%, 9/1/2051	194,000	189,365
Connecticut Light & Power Co.:
4.00%, 4/1/2048	374,000	449,634
4.30%, 4/15/2044	273,000	333,188
Consolidated Edison Co. of New York, Inc.:
3.20%, 12/1/2051	715,000	720,513
3.60%, 6/15/2061	256,000	271,910
3.85%, 6/15/2046	195,000	211,556
3.95%, 3/1/2043	386,000	419,439
4.45%, 3/15/2044	376,000	442,221
4.50%, 12/1/2045	214,000	252,432
4.50%, 5/15/2058	299,000	367,659
4.63%, 12/1/2054	364,000	453,118
5.70%, 6/15/2040	281,000	371,353
Series 05-A, 5.30%, 3/1/2035	151,000	186,940
Series 06-A, 5.85%, 3/15/2036	158,000	207,456
Series 07-A, 6.30%, 8/15/2037	146,000	203,994
Series 08-B, 6.75%, 4/1/2038	189,000	273,878
Series 09-C, 5.50%, 12/1/2039	479,000	618,020
Series 12-A, 4.20%, 3/15/2042	166,000	187,902
Series 2017, 3.88%, 6/15/2047	304,000	333,810
Series C, 4.00%, 11/15/2057	234,000	265,681
Series C, 4.30%, 12/1/2056	309,000	368,099
Series E, 4.65%, 12/1/2048	269,000	333,035
Consumers Energy Co.:
2.50%, 5/1/2060	217,000	191,631
2.65%, 8/15/2052	218,000	212,899

See accompanying notes to financial statements.
168

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.10%, 8/15/2050	$ 30,000	$ 31,346
3.25%, 8/15/2046	138,000	147,285
3.50%, 8/1/2051	217,000	244,607
3.75%, 2/15/2050	166,000	191,342
3.95%, 5/15/2043	267,000	306,668
3.95%, 7/15/2047	171,000	201,771
4.35%, 4/15/2049	250,000	315,375
Dayton Power & Light Co. 3.95%, 6/15/2049	272,000	310,303
Delmarva Power & Light Co. 4.15%, 5/15/2045	274,000	321,117
Dominion Energy South Carolina, Inc.:
4.60%, 6/15/2043	13,000	15,899
5.10%, 6/1/2065	110,000	158,289
5.30%, 5/15/2033	124,000	158,426
6.05%, 1/15/2038	122,000	171,792
6.63%, 2/1/2032	141,000	191,774
Series A, 2.30%, 12/1/2031	275,000	277,351
Dominion Energy, Inc.:
4.70%, 12/1/2044	455,000	563,904
7.00%, 6/15/2038	89,000	128,857
Series B, 3.30%, 4/15/2041	267,000	276,951
Series B, 5.95%, 6/15/2035	167,000	219,219
Series C, 4.05%, 9/15/2042	168,000	189,234
Series C, 4.90%, 8/1/2041	269,000	331,916
Series E, 6.30%, 3/15/2033	135,000	177,587
Series F, 5.25%, 8/1/2033	29,000	35,646
DTE Electric Co.:
2.95%, 3/1/2050	130,000	131,920
3.70%, 3/15/2045	237,000	264,101
3.70%, 6/1/2046	216,000	243,793
3.75%, 8/15/2047	269,000	305,866
3.95%, 3/1/2049	258,000	306,855
4.30%, 7/1/2044	217,000	263,620
Series A, 4.00%, 4/1/2043	25,000	29,361
Series A, 4.05%, 5/15/2048	307,000	369,557
Series B, 3.25%, 4/1/2051	81,000	87,431
Duke Energy Carolinas LLC:
3.20%, 8/15/2049	30,000	31,174
3.45%, 4/15/2051	41,000	45,002
3.70%, 12/1/2047	50,000	55,801
3.75%, 6/1/2045	280,000	313,172
3.88%, 3/15/2046	286,000	324,295
3.95%, 3/15/2048	247,000	286,401
4.00%, 9/30/2042	252,000	289,639
4.25%, 12/15/2041	209,000	246,087
5.30%, 2/15/2040	352,000	463,274
6.00%, 1/15/2038	223,000	310,264
6.05%, 4/15/2038	254,000	351,912
6.10%, 6/1/2037	231,000	314,555
6.45%, 10/15/2032	147,000	196,139
Duke Energy Corp.:
3.30%, 6/15/2041	374,000	380,571
3.50%, 6/15/2051	341,000	354,480
Security Description	Principal Amount	Value
3.75%, 9/1/2046	$ 666,000	$ 713,586
3.95%, 8/15/2047	230,000	253,370
4.20%, 6/15/2049	224,000	256,135
4.80%, 12/15/2045	296,000	364,512
Duke Energy Florida LLC:
2.40%, 12/15/2031	182,000	184,280
3.00%, 12/15/2051	509,000	517,806
3.40%, 10/1/2046	301,000	316,655
3.85%, 11/15/2042	40,000	44,818
4.20%, 7/15/2048	231,000	276,452
5.65%, 4/1/2040	162,000	218,209
6.35%, 9/15/2037	210,000	300,651
6.40%, 6/15/2038	347,000	500,714
Duke Energy Indiana LLC:
2.75%, 4/1/2050	318,000	299,976
3.75%, 5/15/2046	154,000	172,706
6.12%, 10/15/2035	170,000	226,551
6.35%, 8/15/2038	204,000	287,016
6.45%, 4/1/2039	239,000	341,146
Series WWW, 4.90%, 7/15/2043	192,000	242,127
Series YYY, 3.25%, 10/1/2049	300,000	310,395
Duke Energy Ohio, Inc.:
3.70%, 6/15/2046	165,000	181,282
4.30%, 2/1/2049	125,000	150,609
Duke Energy Progress LLC:
3.70%, 10/15/2046	167,000	187,000
4.10%, 5/15/2042	248,000	287,675
4.10%, 3/15/2043	238,000	275,690
4.15%, 12/1/2044	142,000	167,106
4.20%, 8/15/2045	324,000	387,692
4.38%, 3/30/2044	207,000	248,998
6.30%, 4/1/2038	2,000	2,834
El Paso Electric Co.:
5.00%, 12/1/2044	154,000	187,570
6.00%, 5/15/2035	166,000	217,370
Emera US Finance L.P.:
2.64%, 6/15/2031 (b)	26,000	25,767
4.75%, 6/15/2046	549,000	652,108
Entergy Arkansas LLC:
2.65%, 6/15/2051 (b)	50,000	46,791
3.35%, 6/15/2052	230,000	243,637
4.20%, 4/1/2049	245,000	293,118
Entergy Corp. 3.75%, 6/15/2050	249,000	269,901
Entergy Louisiana LLC:
2.35%, 6/15/2032	80,000	79,635
2.90%, 3/15/2051	97,000	94,857
3.10%, 6/15/2041	201,000	206,513
4.00%, 3/15/2033	223,000	254,974
4.20%, 9/1/2048	378,000	452,678
4.20%, 4/1/2050	270,000	325,069
Entergy Mississippi LLC 3.85%, 6/1/2049	50,000	57,616

See accompanying notes to financial statements.
169

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Entergy Texas, Inc.:
3.55%, 9/30/2049	$ 219,000	$ 232,151
4.50%, 3/30/2039	13,000	15,266
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	167,000	173,785
3.45%, 4/15/2050	166,000	179,094
4.10%, 4/1/2043	40,000	46,799
4.13%, 3/1/2042	166,000	192,641
Evergy Metro, Inc.:
4.20%, 6/15/2047	207,000	246,901
4.20%, 3/15/2048	159,000	190,221
5.30%, 10/1/2041	153,000	201,862
Series 2019, 4.13%, 4/1/2049 (b)	189,000	225,265
Series B, 6.05%, 11/15/2035	30,000	40,174
Eversource Energy 3.45%, 1/15/2050	214,000	226,639
Exelon Corp.:
4.45%, 4/15/2046	458,000	552,724
4.70%, 4/15/2050	201,000	253,427
4.95%, 6/15/2035	164,000	196,593
5.10%, 6/15/2045	93,000	120,426
5.63%, 6/15/2035	169,000	215,198
Exelon Generation Co. LLC:
5.60%, 6/15/2042	326,000	386,946
5.75%, 10/1/2041	206,000	246,498
6.25%, 10/1/2039	401,000	504,274
Florida Power & Light Co.:
2.88%, 12/4/2051	563,000	574,192
3.15%, 10/1/2049	400,000	428,484
3.70%, 12/1/2047	224,000	257,078
3.80%, 12/15/2042	155,000	178,816
3.95%, 3/1/2048	436,000	523,662
3.99%, 3/1/2049	254,000	308,915
4.05%, 6/1/2042	247,000	291,781
4.13%, 2/1/2042	255,000	304,628
4.13%, 6/1/2048	315,000	387,686
5.25%, 2/1/2041	145,000	192,573
5.63%, 4/1/2034	117,000	156,954
5.65%, 2/1/2037	155,000	208,181
5.69%, 3/1/2040	184,000	260,750
5.95%, 2/1/2038	210,000	293,546
5.96%, 4/1/2039	153,000	218,750
Georgia Power Co.:
4.30%, 3/15/2042	554,000	634,186
4.30%, 3/15/2043	222,000	251,981
Series 10-C, 4.75%, 9/1/2040	238,000	281,149
Series A, 3.25%, 3/15/2051	393,000	396,258
Series B, 3.70%, 1/30/2050	228,000	243,561
Iberdrola International B.V. 6.75%, 7/15/2036	249,000	367,320
Idaho Power Co. Series K, 4.20%, 3/1/2048	248,000	307,292
Indiana Michigan Power Co.:
4.25%, 8/15/2048	110,000	130,643
Security Description	Principal Amount	Value
6.05%, 3/15/2037	$ 14,000	$ 19,006
Series K, 4.55%, 3/15/2046	121,000	149,189
Series L, 3.75%, 7/1/2047	156,000	172,842
Interstate Power & Light Co.:
3.10%, 11/30/2051	150,000	151,401
3.50%, 9/30/2049	229,000	248,021
3.70%, 9/15/2046	70,000	78,964
6.25%, 7/15/2039	97,000	135,900
ITC Holdings Corp. 5.30%, 7/1/2043	168,000	220,376
Jersey Central Power & Light Co. 6.15%, 6/1/2037	21,000	27,884
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	120,204	145,948
Kentucky Utilities Co.:
3.30%, 6/1/2050	221,000	232,702
4.38%, 10/1/2045	278,000	331,179
5.13%, 11/1/2040	386,000	494,956
Louisville Gas & Electric Co. 4.25%, 4/1/2049	200,000	244,428
MidAmerican Energy Co.:
2.70%, 8/1/2052	60,000	58,803
3.65%, 8/1/2048	377,000	425,576
3.95%, 8/1/2047	220,000	258,190
4.25%, 5/1/2046	255,000	311,699
4.25%, 7/15/2049	391,000	483,155
4.40%, 10/15/2044	223,000	273,828
4.80%, 9/15/2043	145,000	184,231
6.75%, 12/30/2031	63,000	86,916
Series MTN, 5.80%, 10/15/2036	198,000	267,884
Mississippi Power Co. Series B, 3.10%, 7/30/2051	160,000	158,629
National Grid USA 5.80%, 4/1/2035	121,000	150,297
National Rural Utilities Cooperative Finance Corp.:
4.02%, 11/1/2032	184,000	208,991
4.30%, 3/15/2049	209,000	260,774
4.40%, 11/1/2048	270,000	337,838
Series C, 8.00%, 3/1/2032	122,000	179,228
Nevada Power Co.:
Series EE, 3.13%, 8/1/2050	50,000	50,782
Series N, 6.65%, 4/1/2036	168,000	241,067
Series R, 6.75%, 7/1/2037	79,000	114,748
NextEra Energy Capital Holdings, Inc. 3.00%, 1/15/2052	187,000	187,058
Northern States Power Co.:
2.90%, 3/1/2050	293,000	295,786
3.40%, 8/15/2042	340,000	369,029
3.60%, 5/15/2046	173,000	195,338
3.60%, 9/15/2047	300,000	335,418
4.00%, 8/15/2045	163,000	191,903

See accompanying notes to financial statements.
170

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 5/15/2044	$ 126,000	$ 149,465
5.35%, 11/1/2039	169,000	230,999
6.20%, 7/1/2037	166,000	241,024
6.25%, 6/1/2036	114,000	162,831
NorthWestern Corp. 4.18%, 11/15/2044	78,000	91,513
NSTAR Electric Co.:
4.40%, 3/1/2044	146,000	178,454
5.50%, 3/15/2040	189,000	258,291
Oglethorpe Power Corp.:
5.05%, 10/1/2048	265,000	334,101
5.25%, 9/1/2050	166,000	213,408
5.38%, 11/1/2040	88,000	112,442
5.95%, 11/1/2039	168,000	224,268
Ohio Edison Co. 6.88%, 7/15/2036	159,000	227,403
Ohio Power Co.:
4.00%, 6/1/2049	409,000	470,902
4.15%, 4/1/2048	324,000	379,838
Series R, 2.90%, 10/1/2051	236,000	229,444
Oklahoma Gas & Electric Co.:
3.85%, 8/15/2047	50,000	57,347
4.15%, 4/1/2047	154,000	182,016
Oncor Electric Delivery Co. LLC:
2.70%, 11/15/2051 (d)	305,000	296,954
3.10%, 9/15/2049	383,000	401,066
3.70%, 5/15/2050	328,000	377,758
3.75%, 4/1/2045	309,000	352,186
3.80%, 9/30/2047	233,000	270,387
3.80%, 6/1/2049	29,000	33,736
4.10%, 11/15/2048	244,000	296,670
5.25%, 9/30/2040	143,000	189,881
7.25%, 1/15/2033	56,000	81,474
7.50%, 9/1/2038	404,000	640,332
Pacific Gas & Electric Co.:
3.30%, 8/1/2040	373,000	347,069
3.50%, 8/1/2050	844,000	789,013
3.95%, 12/1/2047	465,000	452,459
4.00%, 12/1/2046	30,000	29,314
4.20%, 6/1/2041	303,000	307,857
4.25%, 3/15/2046	226,000	227,598
4.30%, 3/15/2045	349,000	352,905
4.45%, 4/15/2042	30,000	30,579
4.50%, 7/1/2040	860,000	901,701
4.60%, 6/15/2043	237,000	244,394
4.75%, 2/15/2044	390,000	406,887
4.95%, 7/1/2050	940,000	1,029,657
PacifiCorp:
2.90%, 6/15/2052	459,000	453,001
3.30%, 3/15/2051	299,000	312,829
4.10%, 2/1/2042	138,000	158,247
4.13%, 1/15/2049	278,000	321,018
4.15%, 2/15/2050	150,000	177,873
5.25%, 6/15/2035	109,000	136,988
Security Description	Principal Amount	Value
5.75%, 4/1/2037	$ 281,000	$ 370,192
6.00%, 1/15/2039	303,000	415,598
6.10%, 8/1/2036	152,000	205,639
6.25%, 10/15/2037	290,000	403,294
6.35%, 7/15/2038	70,000	98,230
7.70%, 11/15/2031	1,000	1,439
PECO Energy Co.:
2.85%, 9/15/2051	181,000	180,546
3.05%, 3/15/2051	120,000	123,266
3.70%, 9/15/2047	191,000	216,040
3.90%, 3/1/2048	167,000	196,379
4.15%, 10/1/2044	25,000	29,697
Potomac Electric Power Co. 4.15%, 3/15/2043	167,000	196,245
PPL Electric Utilities Corp.:
4.13%, 6/15/2044	258,000	302,840
4.15%, 10/1/2045	255,000	305,202
4.15%, 6/15/2048	215,000	260,793
Progress Energy, Inc.:
6.00%, 12/1/2039	183,000	252,158
7.00%, 10/30/2031	72,000	97,652
7.75%, 3/1/2031	68,000	94,816
Public Service Co. of Colorado:
3.60%, 9/15/2042	159,000	175,474
3.80%, 6/15/2047	238,000	269,878
4.05%, 9/15/2049	71,000	84,906
4.30%, 3/15/2044	147,000	176,625
6.50%, 8/1/2038	160,000	240,765
Series 17, 6.25%, 9/1/2037	150,000	219,054
Series 34, 3.20%, 3/1/2050	187,000	196,114
Series 36, 2.70%, 1/15/2051	70,000	68,228
Public Service Co. of New Hampshire 3.60%, 7/1/2049	209,000	236,521
Public Service Co. of Oklahoma Series K, 3.15%, 8/15/2051	236,000	239,375
Public Service Electric & Gas Co.:
Series MTN, 2.05%, 8/1/2050	242,000	205,949
Series MTN, 3.00%, 3/1/2051	217,000	223,497
Series MTN, 3.15%, 1/1/2050	192,000	202,049
Series MTN, 3.20%, 8/1/2049	196,000	207,893
Series MTN, 3.60%, 12/1/2047	224,000	251,875
Series MTN, 3.65%, 9/1/2042	67,000	74,965
Series MTN, 3.80%, 1/1/2043	174,000	197,890
Series MTN, 3.80%, 3/1/2046	312,000	361,455
Series MTN, 3.85%, 5/1/2049	350,000	409,882

See accompanying notes to financial statements.
171

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.15%, 11/1/2045	$ 73,000	$ 85,957
Series MTN, 5.50%, 3/1/2040	105,000	141,582
Series MTN, 5.80%, 5/1/2037	33,000	44,840
Puget Sound Energy, Inc.:
2.89%, 9/15/2051 (b)	173,000	170,744
3.25%, 9/15/2049	250,000	262,690
4.22%, 6/15/2048	286,000	341,993
4.30%, 5/20/2045	225,000	268,943
5.64%, 4/15/2041	107,000	143,062
5.80%, 3/15/2040	61,000	83,720
6.27%, 3/15/2037	142,000	195,791
San Diego Gas & Electric Co.:
4.15%, 5/15/2048	126,000	150,520
4.50%, 8/15/2040	219,000	265,908
6.00%, 6/1/2039	137,000	192,877
Series RRR, 3.75%, 6/1/2047	304,000	338,556
Series TTT, 4.10%, 6/15/2049	157,000	185,557
Series UUU, 3.32%, 4/15/2050	164,000	173,633
Series WWW, 2.95%, 8/15/2051	314,000	315,130
Sempra Energy:
3.80%, 2/1/2038	352,000	387,179
4.00%, 2/1/2048	270,000	301,882
6.00%, 10/15/2039	241,000	331,980
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	564	620
Southern California Edison Co.:
3.65%, 2/1/2050	559,000	597,398
4.00%, 4/1/2047	603,000	665,911
4.05%, 3/15/2042	247,000	267,345
4.50%, 9/1/2040	182,000	207,178
4.65%, 10/1/2043	387,000	455,135
5.50%, 3/15/2040	308,000	387,094
5.63%, 2/1/2036	203,000	254,469
6.00%, 1/15/2034	172,000	222,673
6.05%, 3/15/2039	165,000	217,176
Series 04-G, 5.75%, 4/1/2035	137,000	174,923
Series 05-E, 5.35%, 7/15/2035	155,000	192,129
Series 08-A, 5.95%, 2/1/2038	204,000	264,649
Series 13-A, 3.90%, 3/15/2043	240,000	255,533
Series 20A, 2.95%, 2/1/2051	258,000	247,507
Series B, 4.88%, 3/1/2049	302,000	370,472
Series C, 4.13%, 3/1/2048	403,000	452,912
Series H, 3.65%, 6/1/2051	154,000	167,036
Security Description	Principal Amount	Value
Southern Co.:
4.25%, 7/1/2036	$ 247,000	$ 279,122
4.40%, 7/1/2046	788,000	930,723
Southern Power Co.:
5.15%, 9/15/2041	221,000	271,306
5.25%, 7/15/2043	50,000	62,772
Southwestern Electric Power Co.:
3.25%, 11/1/2051	375,000	373,661
6.20%, 3/15/2040	144,000	201,652
Series J, 3.90%, 4/1/2045	191,000	208,488
Series L, 3.85%, 2/1/2048	126,000	136,288
Southwestern Public Service Co.:
3.40%, 8/15/2046	167,000	179,196
3.70%, 8/15/2047	219,000	244,906
3.75%, 6/15/2049	159,000	180,942
Series 6, 4.40%, 11/15/2048	141,000	174,729
Tampa Electric Co.:
3.63%, 6/15/2050	60,000	67,714
4.10%, 6/15/2042	216,000	248,527
4.30%, 6/15/2048	165,000	202,770
4.45%, 6/15/2049	245,000	310,944
Toledo Edison Co. 6.15%, 5/15/2037	143,000	197,433
Tucson Electric Power Co.:
4.00%, 6/15/2050	256,000	298,076
4.85%, 12/1/2048	120,000	155,365
Union Electric Co.:
2.15%, 3/15/2032	149,000	146,899
2.63%, 3/15/2051 (b)	224,000	214,516
3.25%, 10/1/2049	169,000	179,747
3.65%, 4/15/2045	150,000	167,259
3.90%, 9/15/2042	217,000	246,427
4.00%, 4/1/2048	197,000	232,954
5.30%, 8/1/2037 (b)	313,000	399,945
8.45%, 3/15/2039	67,000	111,363
Virginia Electric & Power Co.:
2.45%, 12/15/2050	348,000	320,271
2.95%, 11/15/2051	608,000	615,655
3.30%, 12/1/2049 (b)	196,000	210,020
4.00%, 1/15/2043	237,000	273,093
4.60%, 12/1/2048	279,000	357,304
8.88%, 11/15/2038	299,000	527,580
Series A, 6.00%, 5/15/2037	216,000	296,566
Series B, 3.80%, 9/15/2047	311,000	352,388
Series B, 4.20%, 5/15/2045	260,000	309,655
Series B, 6.00%, 1/15/2036	162,000	221,018
Series C, 4.00%, 11/15/2046	167,000	194,316
Series D, 4.65%, 8/15/2043	249,000	309,143
Wisconsin Electric Power Co.:
4.30%, 10/15/2048	117,000	143,303
5.70%, 12/1/2036	120,000	159,583
Wisconsin Power & Light Co.:
3.65%, 4/1/2050	259,000	294,760

See accompanying notes to financial statements.
172

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
6.38%, 8/15/2037	$ 75,000	$ 105,199
Wisconsin Public Service Corp.:
2.85%, 12/1/2051	145,000	143,327
3.30%, 9/1/2049	358,000	384,936
3.67%, 12/1/2042	114,000	127,283
4.75%, 11/1/2044	193,000	246,791
Xcel Energy, Inc.:
2.35%, 11/15/2031	450,000	449,474
3.50%, 12/1/2049	219,000	235,147
6.50%, 7/1/2036	141,000	198,373
		113,766,336
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
2.75%, 10/15/2050	199,000	192,061
2.80%, 12/21/2051	387,000	379,419
6.13%, 4/15/2039	62,000	89,099
		660,579
ELECTRONICS — 0.2%
Arrow Electronics, Inc. 2.95%, 2/15/2032	153,000	154,242
Fortive Corp. 4.30%, 6/15/2046	217,000	258,812
Honeywell International, Inc.:
2.80%, 6/1/2050 (b)	330,000	344,071
3.81%, 11/21/2047	270,000	322,537
5.70%, 3/15/2036	159,000	217,332
5.70%, 3/15/2037	65,000	89,730
5.38%, 3/1/2041	146,000	202,270
TD SYNNEX Corp. 2.65%, 8/9/2031 (d)	11,000	10,589
Tyco Electronics Group SA 7.13%, 10/1/2037	109,000	165,324
		1,764,907
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
1.75%, 2/15/2032	247,000	232,978
2.38%, 3/15/2033	275,000	273,598
3.05%, 3/1/2050	171,000	175,179
6.20%, 3/1/2040	303,000	433,132
Waste Connections, Inc.:
2.20%, 1/15/2032	115,000	112,795
2.95%, 1/15/2052	577,000	567,514
3.05%, 4/1/2050	185,000	184,062
Waste Management, Inc.:
2.50%, 11/15/2050 (b)	169,000	160,868
2.95%, 6/1/2041	140,000	145,348
4.10%, 3/1/2045	110,000	131,759
4.15%, 7/15/2049 (b)	332,000	419,024
		2,836,257
FOOD — 1.1%
Campbell Soup Co.:
3.13%, 4/24/2050	193,000	189,740
4.80%, 3/15/2048	236,000	295,035
Security Description	Principal Amount	Value
Conagra Brands, Inc.:
5.30%, 11/1/2038	$ 362,000	$ 457,706
5.40%, 11/1/2048	374,000	505,659
General Mills, Inc.:
3.00%, 2/1/2051 (b)	300,000	300,480
4.15%, 2/15/2043	20,000	23,496
4.70%, 4/17/2048	51,000	65,571
5.40%, 6/15/2040	270,000	355,914
Hershey Co.:
2.65%, 6/1/2050	60,000	60,216
3.13%, 11/15/2049	44,000	47,475
3.38%, 8/15/2046	193,000	216,121
Hormel Foods Corp. 3.05%, 6/3/2051 (b)	220,000	234,133
Ingredion, Inc. 3.90%, 6/1/2050	93,000	105,931
JM Smucker Co.:
2.13%, 3/15/2032 (b)	171,000	165,644
2.75%, 9/15/2041	230,000	222,530
3.55%, 3/15/2050	107,000	115,480
4.25%, 3/15/2035	200,000	234,138
4.38%, 3/15/2045	183,000	222,462
Kellogg Co. 4.50%, 4/1/2046	170,000	210,300
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	147,000	202,365
Kroger Co 3.95%, 1/15/2050	311,000	358,683
Kroger Co.:
3.88%, 10/15/2046	254,000	283,426
4.45%, 2/1/2047	365,000	443,632
4.65%, 1/15/2048	208,000	258,430
5.00%, 4/15/2042	110,000	139,418
5.15%, 8/1/2043	75,000	97,715
5.40%, 7/15/2040	88,000	115,131
5.40%, 1/15/2049	225,000	313,934
6.90%, 4/15/2038	124,000	182,451
McCormick & Co., Inc. 4.20%, 8/15/2047	143,000	171,732
Mondelez International, Inc.:
1.88%, 10/15/2032 (b)	175,000	166,941
2.63%, 9/4/2050	493,000	461,206
Sysco Corp.:
3.15%, 12/14/2051	402,000	396,199
3.30%, 2/15/2050	163,000	165,311
4.45%, 3/15/2048	187,000	220,000
4.50%, 4/1/2046	33,000	38,545
4.85%, 10/1/2045	247,000	302,029
5.38%, 9/21/2035	193,000	243,344
6.60%, 4/1/2040	185,000	269,541
6.60%, 4/1/2050	365,000	569,955
Tyson Foods, Inc.:
4.55%, 6/2/2047	221,000	273,919
4.88%, 8/15/2034	127,000	154,546
5.10%, 9/28/2048	583,000	784,257

See accompanying notes to financial statements.
173

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.15%, 8/15/2044	$ 232,000	$ 301,479
		10,942,220
FOREST PRODUCTS & PAPER — 0.3%
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047	161,000	186,963
Georgia-Pacific LLC:
7.75%, 11/15/2029	85,000	118,929
8.88%, 5/15/2031	26,000	40,274
International Paper Co.:
4.35%, 8/15/2048	236,000	290,053
4.40%, 8/15/2047	385,000	476,742
4.80%, 6/15/2044	327,000	413,171
5.15%, 5/15/2046	125,000	165,550
6.00%, 11/15/2041	250,000	346,045
7.30%, 11/15/2039	251,000	382,421
Suzano Austria GmbH Series DM3N, 3.13%, 1/15/2032	314,000	303,798
		2,723,946
GAS — 0.7%
Atmos Energy Corp.:
2.85%, 2/15/2052	195,000	191,855
3.38%, 9/15/2049	291,000	311,652
4.13%, 10/15/2044	305,000	356,896
4.13%, 3/15/2049	90,000	107,748
4.15%, 1/15/2043	130,000	150,557
4.30%, 10/1/2048	136,000	166,449
5.50%, 6/15/2041	103,000	136,493
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047	81,000	93,526
5.85%, 1/15/2041	35,000	47,742
Eastern Energy Gas Holdings LLC Series C, 3.90%, 11/15/2049	199,000	218,922
NiSource, Inc.:
3.95%, 3/30/2048	155,000	174,677
4.38%, 5/15/2047	471,000	560,462
4.80%, 2/15/2044	179,000	219,035
5.25%, 2/15/2043	329,000	423,397
5.65%, 2/1/2045	113,000	153,253
5.95%, 6/15/2041	154,000	213,154
ONE Gas, Inc. 4.66%, 2/1/2044	246,000	304,821
Piedmont Natural Gas Co., Inc.:
3.35%, 6/1/2050	105,000	108,159
3.64%, 11/1/2046	90,000	95,559
4.65%, 8/1/2043	120,000	144,389
Southern California Gas Co.:
3.75%, 9/15/2042	149,000	166,496
5.13%, 11/15/2040	122,000	158,131
Series UU, 4.13%, 6/1/2048	148,000	177,686
Series VV, 4.30%, 1/15/2049	158,000	195,801
Security Description	Principal Amount	Value
Series WW, 3.95%, 2/15/2050	$ 147,000	$ 174,010
Southern Co. Gas Capital Corp.:
3.95%, 10/1/2046	113,000	125,020
4.40%, 6/1/2043	82,000	93,901
4.40%, 5/30/2047	136,000	158,367
5.88%, 3/15/2041	166,000	227,373
Series 21A, 3.15%, 9/30/2051	230,000	231,235
Southwest Gas Corp.:
3.18%, 8/15/2051	160,000	154,853
3.80%, 9/29/2046	146,000	158,181
4.15%, 6/1/2049	135,000	153,522
Spire Missouri, Inc. 3.30%, 6/1/2051	82,000	87,609
Washington Gas Light Co.:
Series K, 3.80%, 9/15/2046	172,000	196,089
Series MTN, 3.65%, 9/15/2049	148,000	166,117
		6,803,137
HAND & MACHINE TOOLS — 0.1%
Snap-on, Inc.:
3.10%, 5/1/2050	183,000	193,028
4.10%, 3/1/2048	156,000	189,063
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050	291,000	280,183
4.85%, 11/15/2048	147,000	196,567
5.20%, 9/1/2040	177,000	231,203
		1,090,044
HEALTH CARE PRODUCTS — 1.2%
Abbott Laboratories:
4.75%, 11/30/2036	623,000	795,372
4.75%, 4/15/2043	249,000	323,827
4.90%, 11/30/2046	1,192,000	1,636,092
5.30%, 5/27/2040	261,000	359,212
6.00%, 4/1/2039	197,000	285,291
6.15%, 11/30/2037	200,000	294,842
Baxter International, Inc.:
2.54%, 2/1/2032 (d)	375,000	378,855
3.13%, 12/1/2051 (d)	435,000	448,742
3.50%, 8/15/2046	126,000	137,176
Boston Scientific Corp.:
4.55%, 3/1/2039	315,000	376,664
4.70%, 3/1/2049	345,000	438,178
6.75%, 11/15/2035	7,000	9,742
7.38%, 1/15/2040	187,000	291,591
Danaher Corp.:
2.60%, 10/1/2050	357,000	340,067
2.80%, 12/10/2051	487,000	481,804
4.38%, 9/15/2045	122,000	150,747
DH Europe Finance II Sarl:
3.25%, 11/15/2039	302,000	321,627
3.40%, 11/15/2049	201,000	219,016

See accompanying notes to financial statements.
174

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Koninklijke Philips NV:
5.00%, 3/15/2042	$ 200,000	$ 253,722
6.88%, 3/11/2038	207,000	302,090
Medtronic, Inc.:
4.38%, 3/15/2035	607,000	747,539
4.63%, 3/15/2045	894,000	1,172,713
PerkinElmer, Inc. 3.63%, 3/15/2051 (b)	116,000	125,732
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051	369,000	402,169
Stryker Corp.:
2.90%, 6/15/2050	166,000	167,599
4.10%, 4/1/2043	120,000	140,707
4.38%, 5/15/2044	134,000	162,916
4.63%, 3/15/2046	383,000	491,266
Thermo Fisher Scientific, Inc.:
2.00%, 10/15/2031	99,000	97,589
2.80%, 10/15/2041	395,000	398,875
4.10%, 8/15/2047	229,000	285,153
5.30%, 2/1/2044	153,000	212,246
Zimmer Biomet Holdings, Inc.:
4.45%, 8/15/2045	10,000	11,919
5.75%, 11/30/2039	215,000	286,980
		12,548,060
HEALTH CARE SERVICES — 4.6%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	195,000	192,689
Adventist Health System 3.63%, 3/1/2049	38,000	42,205
Advocate Health & Hospitals Corp.:
3.39%, 10/15/2049	184,000	203,958
4.27%, 8/15/2048	227,000	285,418
Series 2020, 3.01%, 6/15/2050	20,000	20,842
Aetna, Inc.:
3.88%, 8/15/2047	318,000	355,273
4.13%, 11/15/2042	206,000	233,248
4.50%, 5/15/2042	198,000	233,398
4.75%, 3/15/2044	221,000	271,929
6.63%, 6/15/2036	253,000	361,152
6.75%, 12/15/2037	260,000	377,317
AHS Hospital Corp.:
5.02%, 7/1/2045	219,000	298,322
Series 2021, 2.78%, 7/1/2051	152,000	150,523
Allina Health System:
Series 2019, 3.89%, 4/15/2049	128,000	150,263
Series 2021, 2.90%, 11/15/2051	175,000	175,053
Anthem, Inc.:
3.13%, 5/15/2050	431,000	443,771
3.60%, 3/15/2051	533,000	592,611
3.70%, 9/15/2049	425,000	474,627
Security Description	Principal Amount	Value
4.38%, 12/1/2047	$ 446,000	$ 546,640
4.55%, 3/1/2048	236,000	295,203
4.63%, 5/15/2042	406,000	505,580
4.65%, 1/15/2043	363,000	453,245
4.65%, 8/15/2044	281,000	351,927
5.10%, 1/15/2044	316,000	417,136
5.85%, 1/15/2036	75,000	100,420
5.95%, 12/15/2034	105,000	142,901
6.38%, 6/15/2037	105,000	148,846
Ascension Health:
3.95%, 11/15/2046	444,000	546,986
4.85%, 11/15/2053	220,000	312,862
Series B, 3.11%, 11/15/2039	228,000	242,911
Banner Health:
2.91%, 1/1/2042	100,000	101,515
2.91%, 1/1/2051	162,000	164,595
Series 2020, 3.18%, 1/1/2050	44,000	46,680
Baptist Health South Florida Obligated Group Series 2021, 3.12%, 11/15/2071	139,000	129,766
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	39,000	42,155
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	158,000	188,011
Baylor Scott & White Holdings:
3.97%, 11/15/2046	170,000	202,225
4.19%, 11/15/2045	194,000	237,603
Series 2021, 2.84%, 11/15/2050	300,000	299,325
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	60,000	59,543
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	68,000	71,047
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	131,000	134,234
Children's Hospital Corp.:
Series 2017, 4.12%, 1/1/2047	106,000	130,343
Series 2020, 2.59%, 2/1/2050	138,000	132,396
Series 2020, 2.93%, 7/15/2050	9,000	8,843
Children's Hospital Medical Center 4.27%, 5/15/2044	104,000	130,647
Children's Hospital of Philadelphia Series 2020, 2.70%, 7/1/2050	50,000	48,777

See accompanying notes to financial statements.
175

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
City of Hope:
Series 2013, 5.62%, 11/15/2043	$ 7,000	$ 9,810
Series 2018, 4.38%, 8/15/2048	52,000	64,914
CommonSpirit Health:
3.82%, 10/1/2049	256,000	293,788
3.91%, 10/1/2050	240,000	267,650
4.19%, 10/1/2049	348,000	405,820
4.35%, 11/1/2042	315,000	360,306
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	62,000	61,838
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	120,000	128,501
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	25,000	30,163
Dignity Health:
4.50%, 11/1/2042	151,000	178,876
5.27%, 11/1/2064	176,000	245,930
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	202,000	240,552
Franciscan Missionaries of Our Lady Health System, Inc. Series B, 3.91%, 7/1/2049	130,000	150,677
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	101,000	124,849
4.50%, 7/1/2057	168,000	224,638
Series 2020, 2.68%, 9/1/2041	229,000	224,351
Series 2020, 2.88%, 9/1/2050	50,000	50,309
Hartford HealthCare Corp. 3.45%, 7/1/2054	193,000	203,461
HCA, Inc.:
3.50%, 7/15/2051	601,000	616,115
5.13%, 6/15/2039	325,000	401,941
5.25%, 6/15/2049	777,000	1,001,646
5.50%, 6/15/2047	586,000	769,066
Humana, Inc.:
2.15%, 2/3/2032	199,000	192,755
3.95%, 8/15/2049	162,000	185,459
4.63%, 12/1/2042	120,000	147,733
4.80%, 3/15/2047	168,000	212,910
4.95%, 10/1/2044	354,000	456,547
IHC Health Services, Inc. 4.13%, 5/15/2048	144,000	180,029
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	217,000	263,230
Security Description	Principal Amount	Value
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	$ 243,000	$ 277,861
Iowa Health System Series 2020, 3.67%, 2/15/2050	146,000	165,952
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	223,000	266,704
Kaiser Foundation Hospitals:
4.15%, 5/1/2047	550,000	680,586
4.88%, 4/1/2042	169,000	223,115
Series 2019, 3.27%, 11/1/2049	328,000	353,623
Series 2021, 2.81%, 6/1/2041	432,000	434,043
Series 2021, 3.00%, 6/1/2051	954,000	983,526
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	346,000	422,508
Mass General Brigham, Inc.:
Series 2015, 4.12%, 7/1/2055	164,000	204,072
Series 2017, 3.77%, 7/1/2048	202,000	233,102
Series 2020, 3.19%, 7/1/2049	235,000	248,357
Series 2020, 3.34%, 7/1/2060	50,000	54,591
Mayo Clinic:
3.77%, 11/15/2043	120,000	139,120
Series 2013, 4.00%, 11/15/2047	126,000	152,649
Series 2016, 4.13%, 11/15/2052	50,000	63,416
Series 2021, 3.20%, 11/15/2061	167,000	178,369
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	150,000	186,549
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	165,000	181,682
Memorial Health Services 3.45%, 11/1/2049	100,000	112,031
Memorial Sloan-Kettering Cancer Center:
4.13%, 7/1/2052	283,000	355,680
5.00%, 7/1/2042	42,000	56,134
Series 2015, 4.20%, 7/1/2055	216,000	276,769
Series 2020, 2.96%, 1/1/2050	139,000	142,077
Methodist Hospital Series 20A, 2.71%, 12/1/2050	102,000	99,100

See accompanying notes to financial statements.
176

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
MidMichigan Health Series 2020, 3.41%, 6/1/2050	$ 123,000	$ 130,633
Montefiore Obligated Group:
4.29%, 9/1/2050	246,000	241,373
Series 18-C, 5.25%, 11/1/2048	114,000	123,415
Mount Sinai Hospitals Group, Inc.:
Series 2017, 3.98%, 7/1/2048	229,000	263,652
Series 2019, 3.74%, 7/1/2049	180,000	195,268
Series 2020, 3.39%, 7/1/2050	120,000	124,210
New York and Presbyterian Hospital:
2.26%, 8/1/2040	245,000	232,108
2.61%, 8/1/2060	43,000	41,078
4.02%, 8/1/2045	244,000	298,578
4.06%, 8/1/2056	146,000	189,607
Series 2019, 3.95%, 8/1/2119	311,000	375,641
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	208,000	230,002
3.98%, 11/1/2046	238,000	272,167
4.26%, 11/1/2047	260,000	309,546
Northwestern Memorial Healthcare Obligated Group Series 2021, 2.63%, 7/15/2051	205,000	196,841
Novant Health, Inc. 3.17%, 11/1/2051	303,000	318,544
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery Series 2020, 2.67%, 10/1/2050	181,000	169,112
NYU Langone Hospitals:
4.37%, 7/1/2047	197,000	233,833
4.78%, 7/1/2044	197,000	249,296
Series 13-A, 5.75%, 7/1/2043	201,000	287,814
Series 2020, 3.38%, 7/1/2055	177,000	182,528
OhioHealth Corp.:
2.83%, 11/15/2041	225,000	229,563
Series 2020, 3.04%, 11/15/2050	148,000	154,731
Orlando Health Obligated Group:
3.33%, 10/1/2050	29,000	30,296
4.09%, 10/1/2048	108,000	129,965
PeaceHealth Obligated Group:
Series 2018, 4.79%, 11/15/2048	114,000	151,475
Security Description	Principal Amount	Value
Series 2020, 3.22%, 11/15/2050	$ 173,000	$ 178,806
Piedmont Healthcare, Inc.:
2.86%, 1/1/2052	100,000	97,739
Series 2042, 2.72%, 1/1/2042	270,000	263,039
Providence St Joseph Health Obligated Group Series 21A, 2.70%, 10/1/2051	261,000	253,251
Providence St. Joseph Health Obligated Group:
Series A, 3.93%, 10/1/2048	166,000	195,623
Series I, 3.74%, 10/1/2047	87,000	99,242
Rady Children's Hospital-San Diego Series 21A, 3.15%, 8/15/2051	4,000	4,282
RWJ Barnabas Health, Inc.:
3.48%, 7/1/2049	50,000	55,740
3.95%, 7/1/2046	241,000	285,366
Sentara Healthcare Series 2021, 2.93%, 11/1/2051	195,000	198,424
Sharp HealthCare Series 20B, 2.68%, 8/1/2050	239,000	229,354
Spectrum Health System Obligated Group Series 19A, 3.49%, 7/15/2049	123,000	136,006
Stanford Health Care Series 2018, 3.80%, 11/15/2048	307,000	364,001
Summa Health 3.51%, 11/15/2051	145,000	152,784
Sutter Health:
Series 2018, 4.09%, 8/15/2048	221,000	259,856
Series 20A, 3.16%, 8/15/2040	169,000	172,422
Series 20A, 3.36%, 8/15/2050	150,000	157,167
Texas Health Resources:
2.33%, 11/15/2050	170,000	152,907
4.33%, 11/15/2055	18,000	23,919
Toledo Hospital:
5.75%, 11/15/2038	135,000	157,164
6.02%, 11/15/2048	252,000	307,977
Trinity Health Corp.:
4.13%, 12/1/2045	189,000	227,686
Series 2019, 3.43%, 12/1/2048	41,000	44,542
Series 2021, 2.63%, 12/1/2040	147,000	144,000
UnitedHealth Group, Inc.:
2.75%, 5/15/2040	352,000	355,101
2.90%, 5/15/2050	446,000	455,089

See accompanying notes to financial statements.
177

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.05%, 5/15/2041	$ 599,000	$ 625,506
3.13%, 5/15/2060 (b)	363,000	375,887
3.25%, 5/15/2051	787,000	852,290
3.50%, 8/15/2039	484,000	535,072
3.70%, 8/15/2049	447,000	516,008
3.75%, 10/15/2047	316,000	363,264
3.88%, 8/15/2059	460,000	551,098
3.95%, 10/15/2042	224,000	261,186
4.20%, 1/15/2047	328,000	399,609
4.25%, 3/15/2043	233,000	282,417
4.25%, 4/15/2047	198,000	242,362
4.25%, 6/15/2048	464,000	574,553
4.38%, 3/15/2042	259,000	315,063
4.45%, 12/15/2048	307,000	392,466
4.63%, 7/15/2035	384,000	477,646
4.63%, 11/15/2041	280,000	351,506
4.75%, 7/15/2045	675,000	883,291
5.70%, 10/15/2040	263,000	366,456
5.80%, 3/15/2036	368,000	507,104
5.95%, 2/15/2041	104,000	148,557
6.50%, 6/15/2037	322,000	474,663
6.63%, 11/15/2037	368,000	547,242
6.88%, 2/15/2038	390,000	598,572
Universal Health Services, Inc. 2.65%, 1/15/2032 (d)	141,000	138,492
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	137,000	136,112
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	219,000	280,692
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	150,000	139,136
		46,909,454
HOME BUILDERS — 0.1%
MDC Holdings, Inc.:
3.97%, 8/6/2061	144,000	138,073
6.00%, 1/15/2043	145,000	182,944
PulteGroup, Inc.:
6.00%, 2/15/2035	27,000	34,807
6.38%, 5/15/2033	29,000	37,776
7.88%, 6/15/2032 (b)	130,000	185,588
		579,188
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc. 3.50%, 11/15/2051	492,000	494,676
Whirlpool Corp.:
4.50%, 6/1/2046	224,000	267,147
4.60%, 5/15/2050	202,000	249,844
		1,011,667
Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS & WARES — 0.1%
Avery Dennison Corp. 2.25%, 2/15/2032	$ 149,000	$ 144,760
Church & Dwight Co., Inc. 3.95%, 8/1/2047	118,000	139,450
Kimberly-Clark Corp.:
2.88%, 2/7/2050	213,000	219,509
3.20%, 7/30/2046	239,000	261,406
3.90%, 5/4/2047	82,000	98,462
5.30%, 3/1/2041	121,000	164,693
6.63%, 8/1/2037	299,000	451,971
		1,480,251
INSURANCE — 4.0%
Aflac, Inc.:
4.00%, 10/15/2046	151,000	177,511
4.75%, 1/15/2049	189,000	251,379
Alleghany Corp.:
3.25%, 8/15/2051	341,000	339,193
4.90%, 9/15/2044	8,000	10,075
Allstate Corp.:
3.85%, 8/10/2049	185,000	216,650
4.20%, 12/15/2046	235,000	283,168
4.50%, 6/15/2043	282,000	345,284
5.35%, 6/1/2033	73,000	91,485
5.55%, 5/9/2035	156,000	205,833
5.95%, 4/1/2036	155,000	213,809
3 Month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (c)	196,000	257,303
American Financial Group, Inc. 4.50%, 6/15/2047	300,000	356,535
American International Group, Inc.:
3.88%, 1/15/2035	470,000	522,490
4.38%, 6/30/2050	384,000	478,222
4.38%, 1/15/2055	365,000	449,195
4.50%, 7/16/2044	787,000	970,001
4.70%, 7/10/2035	288,000	344,148
4.75%, 4/1/2048	309,000	396,039
4.80%, 7/10/2045	278,000	352,682
6.25%, 5/1/2036	140,000	194,043
Aon Corp. 6.25%, 9/30/2040	127,000	182,698
Aon Corp./Aon Global Holdings PLC 2.90%, 8/23/2051	207,000	199,627
Aon PLC:
4.45%, 5/24/2043	51,000	59,988
4.60%, 6/14/2044	199,000	245,068
4.75%, 5/15/2045	220,000	274,320
Arch Capital Finance LLC 5.03%, 12/15/2046	154,000	199,641
Arch Capital Group US, Inc. 5.14%, 11/1/2043	192,000	250,082

See accompanying notes to financial statements.
178

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Arch Capital Group, Ltd.:
3.64%, 6/30/2050	$ 388,000	$ 415,560
7.35%, 5/1/2034	30,000	43,270
Arthur J Gallagher & Co.:
3.05%, 3/9/2052	148,000	143,569
3.50%, 5/20/2051	304,000	320,079
Assurant, Inc. 2.65%, 1/15/2032	47,000	46,136
Assured Guaranty US Holdings, Inc. 3.60%, 9/15/2051	393,000	409,345
Athene Holding, Ltd.:
3.45%, 5/15/2052	187,000	188,165
3.95%, 5/25/2051	118,000	129,242
Berkshire Hathaway Finance Corp.:
2.50%, 1/15/2051	280,000	260,582
2.85%, 10/15/2050	755,000	745,834
4.20%, 8/15/2048	866,000	1,051,748
4.25%, 1/15/2049	763,000	936,323
4.30%, 5/15/2043	170,000	204,454
4.40%, 5/15/2042	309,000	378,627
5.75%, 1/15/2040	200,000	283,880
Berkshire Hathaway, Inc. 4.50%, 2/11/2043	394,000	486,964
Brighthouse Financial, Inc.:
3.85%, 12/22/2051	175,000	173,633
4.70%, 6/22/2047	340,000	373,344
Chubb Corp.:
6.00%, 5/11/2037	284,000	403,839
Series 1, 6.50%, 5/15/2038	452,000	674,976
Chubb INA Holdings, Inc.:
2.85%, 12/15/2051	150,000	150,891
3.05%, 12/15/2061	85,000	86,749
4.15%, 3/13/2043	106,000	127,077
4.35%, 11/3/2045	732,000	909,671
6.70%, 5/15/2036	154,000	225,496
Cincinnati Financial Corp. 6.13%, 11/1/2034	40,000	54,386
Enstar Group, Ltd. 3.10%, 9/1/2031	115,000	112,580
Equitable Holdings, Inc. 5.00%, 4/20/2048	577,000	722,115
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	443,000	434,171
3.50%, 10/15/2050	344,000	361,575
4.87%, 6/1/2044	130,000	163,193
Fidelity National Financial, Inc. 3.20%, 9/17/2051	139,000	133,390
Hartford Financial Services Group, Inc.:
2.90%, 9/15/2051	219,000	215,689
3.60%, 8/19/2049	224,000	245,155
4.30%, 4/15/2043	156,000	182,746
4.40%, 3/15/2048	173,000	212,811
Security Description	Principal Amount	Value
5.95%, 10/15/2036	$ 139,000	$ 187,733
6.10%, 10/1/2041	148,000	207,330
Jackson Financial, Inc. 4.00%, 11/23/2051 (d)	188,000	189,728
Lincoln National Corp.:
4.35%, 3/1/2048	265,000	318,954
4.38%, 6/15/2050 (b)	145,000	175,707
6.30%, 10/9/2037	128,000	178,660
7.00%, 6/15/2040	161,000	245,936
Loews Corp.:
4.13%, 5/15/2043	240,000	276,864
6.00%, 2/1/2035	141,000	187,964
Manulife Financial Corp. 5.38%, 3/4/2046	252,000	353,936
Markel Corp.:
3.45%, 5/7/2052	218,000	225,752
4.15%, 9/17/2050	228,000	265,175
4.30%, 11/1/2047	126,000	146,669
5.00%, 4/5/2046	232,000	294,744
5.00%, 5/20/2049	118,000	150,806
Marsh & McLennan Cos., Inc.:
2.90%, 12/15/2051	165,000	164,947
4.20%, 3/1/2048	206,000	251,889
4.35%, 1/30/2047	169,000	211,378
4.75%, 3/15/2039	164,000	205,077
4.90%, 3/15/2049	477,000	642,433
5.88%, 8/1/2033	121,000	161,247
MetLife, Inc.:
4.05%, 3/1/2045	459,000	546,637
4.13%, 8/13/2042	323,000	382,238
4.60%, 5/13/2046 (b)	366,000	468,652
4.72%, 12/15/2044	300,000	388,881
4.88%, 11/13/2043	397,000	517,410
5.70%, 6/15/2035	289,000	388,948
5.88%, 2/6/2041	468,000	661,574
6.38%, 6/15/2034	157,000	218,307
6.40%, 12/15/2066	372,000	458,088
6.50%, 12/15/2032	146,000	203,102
10.75%, 8/1/2069	93,000	157,375
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	150,000	184,500
Old Republic International Corp. 3.85%, 6/11/2051	190,000	204,782
Principal Financial Group, Inc.:
4.30%, 11/15/2046	160,000	197,194
4.35%, 5/15/2043	189,000	228,656
4.63%, 9/15/2042	40,000	49,793
6.05%, 10/15/2036	118,000	165,611
Progressive Corp.:
3.70%, 1/26/2045	122,000	136,757
3.95%, 3/26/2050	170,000	205,489
4.13%, 4/15/2047	299,000	363,288
4.20%, 3/15/2048	200,000	247,322
4.35%, 4/25/2044	130,000	159,424
6.25%, 12/1/2032 (b)	132,000	180,965

See accompanying notes to financial statements.
179

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Prudential Financial, Inc.:
3.91%, 12/7/2047	$ 323,000	$ 375,533
3.94%, 12/7/2049	398,000	466,046
Series B, 5.75%, 7/15/2033	139,000	180,678
Series MTN, 3.00%, 3/10/2040	172,000	177,509
Series MTN, 3.70%, 3/13/2051	533,000	606,213
Series MTN, 4.35%, 2/25/2050	300,000	374,664
Series MTN, 4.42%, 3/27/2048	306,000	380,912
Series MTN, 4.60%, 5/15/2044	296,000	369,441
Series MTN, 5.70%, 12/14/2036	314,000	423,548
Series MTN, 6.63%, 12/1/2037	150,000	217,708
Series MTN, 6.63%, 6/21/2040	143,000	214,160
Selective Insurance Group, Inc. 5.38%, 3/1/2049	92,000	121,940
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	72,000	112,521
Travelers Cos., Inc.:
2.55%, 4/27/2050	157,000	149,721
3.05%, 6/8/2051	261,000	273,943
3.75%, 5/15/2046	251,000	289,649
4.00%, 5/30/2047	464,000	556,160
4.05%, 3/7/2048	140,000	170,059
4.10%, 3/4/2049	197,000	240,569
4.30%, 8/25/2045	132,000	163,205
4.60%, 8/1/2043	134,000	170,551
5.35%, 11/1/2040	290,000	392,863
6.75%, 6/20/2036	131,000	193,885
Series MTN, 6.25%, 6/15/2037	277,000	397,318
Travelers Property Casualty Corp. 6.38%, 3/15/2033	139,000	193,715
Unum Group:
4.13%, 6/15/2051	275,000	280,032
4.50%, 12/15/2049	138,000	147,815
5.75%, 8/15/2042	120,000	147,410
Voya Financial, Inc.:
4.80%, 6/15/2046	180,000	225,619
5.70%, 7/15/2043	150,000	205,429
W R Berkley Corp.:
3.15%, 9/30/2061	134,000	128,598
3.55%, 3/30/2052	169,000	184,398
Willis North America, Inc.:
3.88%, 9/15/2049	166,000	180,444
5.05%, 9/15/2048	348,000	442,124
WR Berkley Corp.:
4.00%, 5/12/2050	167,000	192,386
4.75%, 8/1/2044	144,000	179,870
Security Description	Principal Amount	Value
XLIT, Ltd.:
5.25%, 12/15/2043	$ 143,000	$ 196,778
5.50%, 3/31/2045	142,000	194,739
		41,549,809
INTERNET — 1.5%
Alibaba Group Holding, Ltd.:
2.70%, 2/9/2041	342,000	312,280
3.15%, 2/9/2051	462,000	430,455
3.25%, 2/9/2061	497,000	460,739
4.00%, 12/6/2037	404,000	437,904
4.20%, 12/6/2047	792,000	875,112
4.40%, 12/6/2057	388,000	441,835
4.50%, 11/28/2034	163,000	185,887
Alphabet, Inc.:
1.90%, 8/15/2040	441,000	401,941
2.05%, 8/15/2050	972,000	871,592
2.25%, 8/15/2060	773,000	690,892
Amazon.com, Inc.:
2.50%, 6/3/2050	991,000	943,164
2.70%, 6/3/2060	707,000	680,537
2.88%, 5/12/2041	840,000	867,577
3.10%, 5/12/2051	1,245,000	1,329,984
3.25%, 5/12/2061	675,000	727,900
3.88%, 8/22/2037	1,031,000	1,211,116
4.05%, 8/22/2047	1,336,000	1,626,433
4.25%, 8/22/2057	780,000	1,000,459
4.80%, 12/5/2034	326,000	416,553
4.95%, 12/5/2044	574,000	783,527
eBay, Inc.:
3.65%, 5/10/2051	370,000	402,356
4.00%, 7/15/2042	223,000	250,897
JD.com, Inc. 4.13%, 1/14/2050 (b)	187,000	198,600
		15,547,740
IRON/STEEL — 0.4%
ArcelorMittal SA:
6.75%, 3/1/2041	190,000	256,737
7.00%, 10/15/2039	264,000	365,315
Nucor Corp.:
2.98%, 12/15/2055	372,000	369,225
4.40%, 5/1/2048	145,000	182,584
5.20%, 8/1/2043	120,000	160,998
6.40%, 12/1/2037	50,000	72,543
Steel Dynamics, Inc. 3.25%, 10/15/2050	278,000	280,658
Vale Overseas, Ltd.:
6.88%, 11/21/2036	710,000	943,547
6.88%, 11/10/2039 (b)	366,000	491,483
8.25%, 1/17/2034	159,000	223,788
Vale SA 5.63%, 9/11/2042	198,000	236,535
		3,583,413

See accompanying notes to financial statements.
180

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
LEISURE TIME — 0.0% (a)
Harley-Davidson, Inc. 4.63%, 7/28/2045	$ 100,000	$ 106,399
LODGING — 0.0% (a)
Marriott International, Inc.:
Series GG, 3.50%, 10/15/2032	231,000	242,025
Series II, 2.75%, 10/15/2033	169,000	164,253
		406,278
MACHINERY, CONSTRUCTION & MINING — 0.3%
ABB Finance USA, Inc. 4.38%, 5/8/2042	10,000	12,492
Caterpillar, Inc.:
3.25%, 9/19/2049	388,000	426,955
3.25%, 4/9/2050 (b)	503,000	555,926
3.80%, 8/15/2042	705,000	824,857
4.30%, 5/15/2044	237,000	299,307
4.75%, 5/15/2064	202,000	289,953
5.20%, 5/27/2041	234,000	320,737
5.30%, 9/15/2035	200,000	265,234
		2,995,461
MACHINERY-DIVERSIFIED — 0.3%
Crane Co. 4.20%, 3/15/2048	138,000	153,012
Deere & Co.:
2.88%, 9/7/2049 (b)	173,000	179,240
3.75%, 4/15/2050	301,000	361,122
3.90%, 6/9/2042	540,000	641,936
Dover Corp.:
5.38%, 10/15/2035	167,000	210,652
5.38%, 3/1/2041	155,000	200,234
Flowserve Corp. 2.80%, 1/15/2032	149,000	145,147
Otis Worldwide Corp.:
3.11%, 2/15/2040	246,000	251,958
3.36%, 2/15/2050	285,000	301,185
Rockwell Automation, Inc.:
2.80%, 8/15/2061	165,000	162,104
4.20%, 3/1/2049	206,000	258,398
Xylem, Inc. 4.38%, 11/1/2046	163,000	195,080
		3,060,068
MEDIA — 5.6%
CBS Corp.:
4.60%, 1/15/2045	175,000	210,203
5.90%, 10/15/2040	260,000	345,400
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032	254,000	241,364
3.50%, 6/1/2041	593,000	577,997
3.50%, 3/1/2042	624,000	605,461
3.70%, 4/1/2051	930,000	898,947
Security Description	Principal Amount	Value
3.85%, 4/1/2061	$ 823,000	$ 776,369
3.90%, 6/1/2052	814,000	814,529
3.95%, 6/30/2062	485,000	468,612
4.40%, 12/1/2061	488,000	504,748
4.80%, 3/1/2050	762,000	854,187
5.13%, 7/1/2049	543,000	628,854
5.38%, 4/1/2038	423,000	504,127
5.38%, 5/1/2047	975,000	1,164,481
5.75%, 4/1/2048	858,000	1,071,350
6.38%, 10/23/2035	503,000	651,556
6.48%, 10/23/2045	1,432,000	1,957,759
6.83%, 10/23/2055	255,000	365,254
Comcast Corp.:
2.45%, 8/15/2052	267,000	239,157
2.65%, 8/15/2062	430,000	381,840
2.80%, 1/15/2051	706,000	672,995
2.89%, 11/1/2051 (d)	1,939,000	1,875,886
2.94%, 11/1/2056 (d)	2,250,000	2,143,237
2.99%, 11/1/2063 (d)	1,566,000	1,488,389
3.20%, 7/15/2036	423,000	450,322
3.25%, 11/1/2039	534,000	562,430
3.40%, 7/15/2046	610,000	642,739
3.45%, 2/1/2050	654,000	698,727
3.75%, 4/1/2040	669,000	748,377
3.90%, 3/1/2038	516,000	582,002
3.97%, 11/1/2047	747,000	855,397
4.00%, 8/15/2047	366,000	419,549
4.00%, 3/1/2048	495,000	569,116
4.00%, 11/1/2049	727,000	842,462
4.05%, 11/1/2052	493,000	579,319
4.20%, 8/15/2034	280,000	329,529
4.25%, 1/15/2033	174,000	203,921
4.40%, 8/15/2035	401,000	476,901
4.60%, 10/15/2038	418,000	507,849
4.60%, 8/15/2045	355,000	439,533
4.65%, 7/15/2042	281,000	345,742
4.70%, 10/15/2048	686,000	877,929
4.75%, 3/1/2044	247,000	307,345
4.95%, 10/15/2058 (b)	366,000	505,314
5.65%, 6/15/2035	406,000	536,931
6.40%, 5/15/2038	53,000	74,635
6.45%, 3/15/2037	110,000	159,451
6.50%, 11/15/2035	486,000	696,467
6.55%, 7/1/2039	25,000	37,350
6.95%, 8/15/2037	240,000	361,723
7.05%, 3/15/2033	138,000	198,040
Discovery Communications LLC:
4.00%, 9/15/2055	525,000	552,830
4.65%, 5/15/2050	377,000	443,623
4.88%, 4/1/2043	172,000	203,522
5.00%, 9/20/2037	246,000	293,616
5.20%, 9/20/2047	479,000	592,298
5.30%, 5/15/2049	386,000	488,047
6.35%, 6/1/2040	261,000	359,334

See accompanying notes to financial statements.
181

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Fox Corp.:
5.48%, 1/25/2039	$ 430,000	$ 553,229
5.58%, 1/25/2049	564,000	769,116
Grupo Televisa SAB:
5.00%, 5/13/2045	453,000	533,634
5.25%, 5/24/2049 (b)	391,000	491,964
6.13%, 1/31/2046	358,000	484,958
6.63%, 1/15/2040	173,000	235,266
8.50%, 3/11/2032	17,000	24,392
NBCUniversal Media LLC:
4.45%, 1/15/2043	264,000	318,120
5.95%, 4/1/2041	229,000	327,685
6.40%, 4/30/2040	147,000	217,378
Thomson Reuters Corp.:
5.50%, 8/15/2035	157,000	203,623
5.65%, 11/23/2043	132,000	182,726
5.85%, 4/15/2040	109,000	153,217
Time Warner Cable LLC:
4.50%, 9/15/2042	443,000	481,554
5.50%, 9/1/2041	569,500	689,887
5.88%, 11/15/2040	519,000	645,127
6.55%, 5/1/2037	539,000	706,068
6.75%, 6/15/2039	486,000	662,554
7.30%, 7/1/2038	724,000	1,025,191
Time Warner Entertainment Co. L.P. 8.38%, 7/15/2033	241,000	350,450
TWDC Enterprises 18 Corp.:
4.38%, 8/16/2041	179,000	217,408
Series B, 7.00%, 3/1/2032	148,000	209,043
Series E, 4.13%, 12/1/2041	352,000	415,800
Series GMTN, 4.13%, 6/1/2044	293,000	347,885
Series MTN, 3.00%, 7/30/2046	233,000	238,026
Series MTN, 3.70%, 12/1/2042	132,000	148,212
ViacomCBS, Inc.:
4.20%, 5/19/2032	233,000	263,111
4.38%, 3/15/2043	532,000	605,091
4.85%, 7/1/2042	224,000	268,334
4.90%, 8/15/2044	245,000	297,609
4.95%, 5/19/2050 (b)	369,000	468,696
5.25%, 4/1/2044	156,000	194,805
5.50%, 5/15/2033	113,000	141,655
5.85%, 9/1/2043	497,000	671,760
6.88%, 4/30/2036	418,000	598,543
Walt Disney Co.:
2.75%, 9/1/2049	828,000	801,545
3.50%, 5/13/2040	467,000	511,893
3.60%, 1/13/2051	1,057,000	1,195,974
3.80%, 5/13/2060	427,000	495,965
4.63%, 3/23/2040	375,000	465,874
4.70%, 3/23/2050	753,000	992,725
4.75%, 9/15/2044	282,000	360,768
4.75%, 11/15/2046	275,000	354,005
Security Description	Principal Amount	Value
4.95%, 10/15/2045	$ 80,000	$ 104,755
5.40%, 10/1/2043	263,000	362,072
6.15%, 2/15/2041	371,000	544,784
6.20%, 12/15/2034	257,000	359,761
6.40%, 12/15/2035	359,000	514,189
6.55%, 3/15/2033	100,000	138,999
6.65%, 11/15/2037	483,000	715,961
7.75%, 12/1/2045	92,000	164,251
		57,610,710
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
3.90%, 1/15/2043	119,000	137,219
4.38%, 6/15/2045	173,000	214,020
Valmont Industries, Inc.:
5.00%, 10/1/2044	172,000	211,565
5.25%, 10/1/2054	120,000	153,261
		716,065
MINING — 1.1%
Barrick Gold Corp.:
5.25%, 4/1/2042	435,000	563,464
6.45%, 10/15/2035	159,000	216,234
Barrick North America Finance LLC:
5.70%, 5/30/2041	296,000	401,713
5.75%, 5/1/2043	300,000	408,270
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	281,000	383,253
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	348,000	411,695
5.00%, 9/30/2043	996,000	1,317,409
Newmont Corp.:
2.60%, 7/15/2032	487,000	488,291
4.88%, 3/15/2042	318,000	398,578
5.45%, 6/9/2044	174,000	231,477
5.88%, 4/1/2035	170,000	221,755
6.25%, 10/1/2039	277,000	387,950
Rio Tinto Alcan, Inc.:
6.13%, 12/15/2033	163,000	224,805
7.25%, 3/15/2031	46,000	64,096
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	197,000	236,118
4.75%, 3/22/2042	207,000	265,312
Rio Tinto Finance USA, Ltd.:
2.75%, 11/2/2051	610,000	605,504
5.20%, 11/2/2040	556,000	739,997
Southern Copper Corp.:
5.25%, 11/8/2042	317,000	400,618
5.88%, 4/23/2045 (b)	676,000	926,931
6.75%, 4/16/2040	464,000	650,806
7.50%, 7/27/2035	397,000	568,623
Teck Resources, Ltd.:
5.20%, 3/1/2042	150,000	177,539
5.40%, 2/1/2043	144,000	176,553

See accompanying notes to financial statements.
182

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 8/15/2040	$ 219,000	$ 279,186
6.13%, 10/1/2035	188,000	243,973
6.25%, 7/15/2041	303,000	403,469
		11,393,619
MISCELLANEOUS MANUFACTURER — 1.2%
3M Co.:
3.25%, 8/26/2049 (b)	386,000	421,427
3.70%, 4/15/2050 (b)	177,000	209,448
Series MTN, 3.13%, 9/19/2046	183,000	192,917
Series MTN, 3.63%, 10/15/2047	172,000	196,577
Series MTN, 3.88%, 6/15/2044	143,000	166,881
Series MTN, 4.00%, 9/14/2048	493,000	595,209
Series MTN, 5.70%, 3/15/2037	226,000	313,844
Carlisle Cos., Inc. 2.20%, 3/1/2032	141,000	135,690
Eaton Corp.:
3.92%, 9/15/2047	166,000	192,889
4.00%, 11/2/2032	184,000	211,699
4.15%, 11/2/2042	375,000	441,116
GE Capital Funding LLC 4.55%, 5/15/2032	109,000	128,836
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	3,526,000	4,228,908
General Electric Co.:
4.35%, 5/1/2050	203,000	253,182
4.50%, 3/11/2044	20,000	24,559
Series A, 6.75%, 3/15/2032	877,000	1,195,518
Series GMTN, 6.88%, 1/10/2039	85,000	126,586
Series MTN, 5.88%, 1/14/2038	124,000	168,580
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	432,000	505,379
4.88%, 9/15/2041	210,000	277,192
Parker-Hannifin Corp.:
4.00%, 6/14/2049	266,000	311,031
4.10%, 3/1/2047	184,000	215,181
Series MTN, 4.20%, 11/21/2034	208,000	238,093
Series MTN, 4.45%, 11/21/2044	198,000	238,596
Series MTN, 6.25%, 5/15/2038	194,000	269,891
Trane Technologies Global Holding Co., Ltd.:
4.30%, 2/21/2048	144,000	174,787
5.75%, 6/15/2043	188,000	264,478
Trane Technologies Luxembourg Finance SA:
4.50%, 3/21/2049	151,000	187,489
Security Description	Principal Amount	Value
4.65%, 11/1/2044	$ 166,000	$ 205,754
		12,091,737
OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
CDW LLC/CDW Finance Corp. 3.57%, 12/1/2031	274,000	285,390
OIL & GAS — 4.1%
BP Capital Markets America, Inc.:
2.77%, 11/10/2050	560,000	527,111
2.94%, 6/4/2051	883,000	853,013
3.00%, 2/24/2050	779,000	767,307
3.00%, 3/17/2052	477,000	467,617
3.06%, 6/17/2041	674,000	681,562
3.38%, 2/8/2061	773,000	797,821
Burlington Resources LLC:
5.95%, 10/15/2036	132,000	178,736
7.40%, 12/1/2031	80,000	114,687
Canadian Natural Resources, Ltd.:
5.85%, 2/1/2035	138,000	172,558
6.25%, 3/15/2038	372,000	489,690
6.45%, 6/30/2033	95,000	122,601
6.50%, 2/15/2037	307,000	404,666
6.75%, 2/1/2039	237,000	327,980
Series GMTN, 4.95%, 6/1/2047	244,000	302,423
Cenovus Energy, Inc.:
2.65%, 1/15/2032 (b)	135,000	132,215
3.75%, 2/15/2052	346,000	348,595
5.25%, 6/15/2037	199,000	235,914
5.40%, 6/15/2047	336,000	418,192
6.75%, 11/15/2039	559,000	759,742
6.80%, 9/15/2037	104,000	141,051
Chevron Corp. 3.08%, 5/11/2050 (b)	507,000	538,713
Chevron USA, Inc.:
2.34%, 8/12/2050	292,000	269,662
5.25%, 11/15/2043	60,000	82,441
6.00%, 3/1/2041	75,000	111,604
Concho Resources, Inc. 2.40%, 2/15/2031	21,000	20,548
Conoco Funding Co. 7.25%, 10/15/2031	146,000	206,098
ConocoPhillips:
4.85%, 8/15/2048 (d)	216,000	284,424
4.88%, 10/1/2047 (d)	250,000	330,072
5.90%, 10/15/2032	143,000	187,346
5.90%, 5/15/2038	263,000	361,617
6.50%, 2/1/2039	1,052,000	1,531,312
ConocoPhillips Co.:
4.30%, 11/15/2044	197,000	237,251
5.95%, 3/15/2046	113,000	168,265
Continental Resources, Inc. 4.90%, 6/1/2044	90,000	100,266

See accompanying notes to financial statements.
183

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Devon Energy Corp.:
4.75%, 5/15/2042	$ 262,000	$ 303,163
5.00%, 6/15/2045	249,000	302,667
5.60%, 7/15/2041	511,000	643,293
7.88%, 9/30/2031	105,000	148,523
7.95%, 4/15/2032	112,000	157,366
Diamondback Energy, Inc. 4.40%, 3/24/2051	305,000	350,067
EOG Resources, Inc.:
3.90%, 4/1/2035	173,000	196,210
4.95%, 4/15/2050	291,000	395,219
Exxon Mobil Corp.:
3.00%, 8/16/2039	305,000	311,899
3.10%, 8/16/2049	574,000	582,426
3.45%, 4/15/2051	1,025,000	1,112,289
3.57%, 3/6/2045	397,000	435,842
4.11%, 3/1/2046	950,000	1,111,034
4.23%, 3/19/2040	783,000	924,872
4.33%, 3/19/2050	1,047,000	1,288,543
Hess Corp.:
5.60%, 2/15/2041	522,000	644,618
5.80%, 4/1/2047	277,000	356,258
6.00%, 1/15/2040	206,000	261,919
7.13%, 3/15/2033	99,000	131,973
Marathon Oil Corp.:
5.20%, 6/1/2045	193,000	232,474
6.60%, 10/1/2037	319,000	422,139
6.80%, 3/15/2032	145,000	187,143
Marathon Petroleum Corp.:
4.50%, 4/1/2048	128,000	145,594
4.75%, 9/15/2044	248,000	292,459
5.00%, 9/15/2054	169,000	199,488
6.50%, 3/1/2041	425,000	586,181
Ovintiv, Inc.:
6.50%, 2/1/2038	60,000	77,470
6.63%, 8/15/2037	160,000	209,046
8.13%, 9/15/2030	138,000	184,364
Phillips 66:
3.30%, 3/15/2052	540,000	541,345
4.65%, 11/15/2034	259,000	304,045
4.88%, 11/15/2044 (b)	678,000	857,358
5.88%, 5/1/2042	501,000	689,576
Shell International Finance B.V.:
2.88%, 11/26/2041	297,000	298,081
3.00%, 11/26/2051	497,000	504,838
3.13%, 11/7/2049	502,000	517,597
3.25%, 4/6/2050 (b)	746,000	795,169
3.63%, 8/21/2042	343,000	378,497
3.75%, 9/12/2046	580,000	652,889
4.00%, 5/10/2046	836,000	974,860
4.13%, 5/11/2035	522,000	610,583
4.38%, 5/11/2045	1,069,000	1,302,683
4.55%, 8/12/2043	444,000	555,044
5.50%, 3/25/2040	389,000	528,029
6.38%, 12/15/2038	987,000	1,443,636
Security Description	Principal Amount	Value
Suncor Energy, Inc.:
3.75%, 3/4/2051	$ 235,000	$ 254,691
4.00%, 11/15/2047	265,000	296,853
5.35%, 7/15/2033	137,000	165,908
5.95%, 12/1/2034	71,000	91,734
5.95%, 5/15/2035	163,000	210,813
6.50%, 6/15/2038	533,000	730,588
6.80%, 5/15/2038	514,000	722,093
6.85%, 6/1/2039	253,000	364,419
7.15%, 2/1/2032	74,000	100,957
TotalEnergies Capital International SA:
2.99%, 6/29/2041	262,000	266,231
3.13%, 5/29/2050	1,036,000	1,064,511
3.39%, 6/29/2060	210,000	223,818
3.46%, 7/12/2049	385,000	416,751
Valero Energy Corp.:
2.80%, 12/1/2031	88,000	87,759
3.65%, 12/1/2051	359,000	357,180
4.90%, 3/15/2045	380,000	451,011
6.63%, 6/15/2037	543,000	734,435
7.50%, 4/15/2032	154,000	212,080
		42,573,701
OIL & GAS SERVICES — 0.4%
Baker Hughes Holdings LLC 5.13%, 9/15/2040	404,000	506,725
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 4.08%, 12/15/2047 (b)	631,000	719,403
Halliburton Co.:
4.50%, 11/15/2041	163,000	181,559
4.75%, 8/1/2043	254,000	293,528
4.85%, 11/15/2035	334,000	395,122
5.00%, 11/15/2045	834,000	1,005,804
6.70%, 9/15/2038	342,000	470,510
7.45%, 9/15/2039	311,000	458,417
NOV, Inc. 3.95%, 12/1/2042	393,000	386,150
		4,417,218
PACKAGING & CONTAINERS — 0.1%
Packaging Corp. of America:
3.05%, 10/1/2051	387,000	385,139
4.05%, 12/15/2049	154,000	180,040
WestRock MWV LLC 7.95%, 2/15/2031 (b)	64,000	90,034
WRKCo, Inc.:
3.00%, 6/15/2033	172,000	177,385
4.20%, 6/1/2032	134,000	152,465
		985,063
PHARMACEUTICALS — 6.8%
AbbVie, Inc.:
4.05%, 11/21/2039	1,477,000	1,693,100
4.25%, 11/21/2049	2,299,000	2,760,156

See accompanying notes to financial statements.
184

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.30%, 5/14/2036	$ 454,000	$ 533,559
4.40%, 11/6/2042	950,000	1,139,734
4.45%, 5/14/2046	727,000	878,441
4.50%, 5/14/2035	841,000	1,005,315
4.55%, 3/15/2035	653,000	780,707
4.63%, 10/1/2042	244,000	297,556
4.70%, 5/14/2045	999,000	1,235,303
4.75%, 3/15/2045	507,000	630,105
4.88%, 11/14/2048	792,000	1,025,220
AmerisourceBergen Corp.:
4.25%, 3/1/2045	273,000	311,092
4.30%, 12/15/2047	84,000	98,586
AstraZeneca PLC:
2.13%, 8/6/2050	261,000	232,003
3.00%, 5/28/2051 (b)	427,000	449,200
4.00%, 9/18/2042	371,000	442,354
4.38%, 8/17/2048	300,000	386,985
6.45%, 9/15/2037	1,207,000	1,779,613
Becton Dickinson & Co.:
3.79%, 5/20/2050	219,000	246,515
4.69%, 12/15/2044	266,000	334,466
Becton Dickinson and Co. 4.67%, 6/6/2047	690,000	869,559
Bristol-Myers Squibb Co.:
2.35%, 11/13/2040	296,000	280,238
2.55%, 11/13/2050	574,000	544,359
3.25%, 8/1/2042	238,000	253,963
4.13%, 6/15/2039	738,000	872,914
4.25%, 10/26/2049	1,432,000	1,771,298
4.35%, 11/15/2047	408,000	505,855
4.50%, 3/1/2044	168,000	211,053
4.55%, 2/20/2048	525,000	671,060
4.63%, 5/15/2044	319,000	406,942
5.00%, 8/15/2045	670,000	892,232
Cardinal Health, Inc.:
4.37%, 6/15/2047	148,000	167,119
4.50%, 11/15/2044	147,000	166,264
4.60%, 3/15/2043	63,000	72,733
4.90%, 9/15/2045	201,000	241,528
Cigna Corp.:
3.20%, 3/15/2040	180,000	185,909
3.40%, 3/15/2051	1,460,000	1,534,898
3.88%, 10/15/2047	310,000	344,162
4.80%, 8/15/2038	793,000	974,708
4.80%, 7/15/2046	507,000	639,976
4.90%, 12/15/2048	1,159,000	1,496,547
6.13%, 11/15/2041	141,000	201,915
CVS Health Corp.:
2.13%, 9/15/2031 (b)	79,000	77,434
2.70%, 8/21/2040	433,000	415,871
4.13%, 4/1/2040	364,000	416,740
4.25%, 4/1/2050	233,000	281,361
4.78%, 3/25/2038	1,962,000	2,390,638
4.88%, 7/20/2035	205,000	251,445
5.05%, 3/25/2048	3,131,000	4,096,757
Security Description	Principal Amount	Value
5.13%, 7/20/2045	$ 1,357,000	$ 1,764,439
5.30%, 12/5/2043	235,000	309,753
6.13%, 9/15/2039	99,000	137,795
Eli Lilly & Co.:
2.25%, 5/15/2050 (b)	614,000	564,984
2.50%, 9/15/2060	321,000	301,069
3.70%, 3/1/2045	167,000	192,984
3.95%, 5/15/2047	120,000	145,870
3.95%, 3/15/2049	435,000	534,819
4.15%, 3/15/2059	211,000	272,447
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	113,000	137,597
5.38%, 4/15/2034	134,000	177,464
6.38%, 5/15/2038	1,139,000	1,677,963
Johnson & Johnson:
2.10%, 9/1/2040	317,000	300,291
2.25%, 9/1/2050 (b)	329,000	306,842
2.45%, 9/1/2060	477,000	450,927
3.40%, 1/15/2038	436,000	488,015
3.50%, 1/15/2048	238,000	273,576
3.55%, 3/1/2036	295,000	337,303
3.63%, 3/3/2037	581,000	668,923
3.70%, 3/1/2046	648,000	763,286
3.75%, 3/3/2047 (b)	344,000	409,346
4.38%, 12/5/2033	244,000	299,925
4.50%, 9/1/2040	183,000	235,188
4.50%, 12/5/2043	161,000	204,947
4.85%, 5/15/2041	360,000	480,305
4.95%, 5/15/2033	155,000	199,136
5.85%, 7/15/2038	355,000	513,756
5.95%, 8/15/2037	471,000	679,347
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	85,000	109,651
5.90%, 11/1/2039	67,000	95,546
Merck & Co., Inc.:
2.35%, 6/24/2040	486,000	464,519
2.45%, 6/24/2050	409,000	386,141
2.75%, 12/10/2051	387,000	385,057
2.90%, 12/10/2061	207,000	206,509
3.60%, 9/15/2042	134,000	151,199
3.70%, 2/10/2045	901,000	1,035,817
3.90%, 3/7/2039	379,000	444,233
4.00%, 3/7/2049	598,000	727,760
4.15%, 5/18/2043	552,000	670,255
6.50%, 12/1/2033	167,000	241,253
Merck Sharp & Dohme Corp. 5.75%, 11/15/2036	141,000	193,325
Mylan, Inc.:
5.20%, 4/15/2048	177,000	219,191
5.40%, 11/29/2043	158,000	195,628
Novartis Capital Corp.:
2.75%, 8/14/2050	511,000	517,505
3.70%, 9/21/2042	134,000	154,613
4.00%, 11/20/2045	429,000	520,583
4.40%, 5/6/2044 (b)	706,000	904,725

See accompanying notes to financial statements.
185

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Pfizer, Inc.:
2.55%, 5/28/2040	$ 393,000	$ 390,831
2.70%, 5/28/2050	404,000	406,881
3.90%, 3/15/2039	333,000	389,557
4.00%, 12/15/2036	240,000	284,542
4.00%, 3/15/2049	439,000	538,166
4.10%, 9/15/2038	230,000	273,587
4.13%, 12/15/2046	411,000	507,992
4.20%, 9/15/2048	371,000	466,447
4.30%, 6/15/2043	269,000	330,832
4.40%, 5/15/2044	317,000	396,855
5.60%, 9/15/2040	154,000	215,448
7.20%, 3/15/2039	962,000	1,548,810
Takeda Pharmaceutical Co., Ltd.:
3.03%, 7/9/2040	630,000	634,391
3.18%, 7/9/2050	771,000	781,632
3.38%, 7/9/2060	362,000	376,140
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	302,000	370,261
Viatris, Inc.:
3.85%, 6/22/2040	607,000	647,463
4.00%, 6/22/2050	722,000	771,890
Wyeth LLC:
5.95%, 4/1/2037	789,000	1,110,289
6.00%, 2/15/2036	188,000	264,367
6.50%, 2/1/2034	211,000	301,072
Zoetis, Inc.:
3.00%, 5/15/2050	296,000	309,261
3.95%, 9/12/2047	181,000	214,802
4.45%, 8/20/2048	219,000	280,094
4.70%, 2/1/2043	443,000	564,435
		70,323,340
PIPELINES — 4.2%
Boardwalk Pipelines L.P. 3.40%, 2/15/2031	3,000	3,095
Cheniere Corpus Christi Holdings LLC 2.74%, 12/31/2039 (d)	282,000	275,898
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	134,000	177,720
Eastern Gas Transmission & Storage, Inc.:
4.60%, 12/15/2044 (d)	164,000	194,855
4.80%, 11/1/2043 (d)	149,000	182,266
Enable Midstream Partners L.P. 5.00%, 5/15/2044	154,000	167,016
Enbridge Energy Partners L.P.:
5.50%, 9/15/2040	53,000	67,993
7.38%, 10/15/2045	190,000	296,252
Series B, 7.50%, 4/15/2038	167,000	250,747
Enbridge, Inc.:
2.50%, 8/1/2033	270,000	265,621
3.40%, 8/1/2051	400,000	407,952
4.00%, 11/15/2049 (b)	155,000	174,181
Security Description	Principal Amount	Value
4.50%, 6/10/2044	$ 235,000	$ 274,955
5.50%, 12/1/2046	333,000	451,448
Energy Transfer L.P.:
4.90%, 3/15/2035	157,000	178,074
4.95%, 1/15/2043	196,000	214,199
5.00%, 5/15/2050	764,000	879,700
5.15%, 2/1/2043	206,000	228,431
5.15%, 3/15/2045	343,000	389,219
5.30%, 4/1/2044	201,000	230,183
5.30%, 4/15/2047	352,000	405,631
5.35%, 5/15/2045	445,000	514,264
5.40%, 10/1/2047	599,000	706,473
5.95%, 10/1/2043	290,000	352,338
6.05%, 6/1/2041	237,000	290,846
6.10%, 2/15/2042	116,000	142,156
6.13%, 12/15/2045	433,000	540,544
6.25%, 4/15/2049	630,000	823,870
6.50%, 2/1/2042	374,000	480,246
6.63%, 10/15/2036	107,000	136,520
7.50%, 7/1/2038	259,000	357,531
Series 20Y, 5.80%, 6/15/2038	163,000	198,025
Series 30Y, 6.00%, 6/15/2048	356,000	445,221
Enterprise Products Operating LLC:
3.20%, 2/15/2052	371,000	364,526
3.30%, 2/15/2053	434,000	432,633
3.70%, 1/31/2051	322,000	338,934
3.95%, 1/31/2060	351,000	378,869
4.20%, 1/31/2050	448,000	506,585
4.25%, 2/15/2048	470,000	535,588
4.45%, 2/15/2043	20,000	22,962
4.80%, 2/1/2049	411,000	501,482
4.85%, 8/15/2042	498,000	597,814
4.85%, 3/15/2044	538,000	647,650
4.90%, 5/15/2046	401,000	487,792
4.95%, 10/15/2054	123,000	155,205
5.10%, 2/15/2045	454,000	564,286
5.70%, 2/15/2042	265,000	344,985
5.95%, 2/1/2041	339,000	451,117
6.13%, 10/15/2039	438,000	596,057
6.45%, 9/1/2040	187,000	258,954
7.55%, 4/15/2038	147,000	217,969
Series D, 6.88%, 3/1/2033	128,000	173,292
Series H, 6.65%, 10/15/2034	140,000	190,155
Kinder Morgan Energy Partners L.P.:
4.70%, 11/1/2042	103,000	116,114
5.00%, 8/15/2042	50,000	58,180
5.00%, 3/1/2043	319,000	371,105
5.40%, 9/1/2044	320,000	392,211
5.50%, 3/1/2044	317,000	389,393
5.63%, 9/1/2041	175,000	218,213
5.80%, 3/15/2035	126,000	158,378

See accompanying notes to financial statements.
186

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
6.38%, 3/1/2041	$ 345,000	$ 456,400
6.50%, 2/1/2037	204,000	271,822
6.50%, 9/1/2039	353,000	471,026
6.55%, 9/15/2040	314,000	422,277
7.30%, 8/15/2033	128,000	176,268
7.40%, 3/15/2031	77,000	103,664
7.50%, 11/15/2040	250,000	365,400
Series MTN, 6.95%, 1/15/2038	417,000	577,545
Kinder Morgan, Inc.:
3.25%, 8/1/2050	182,000	173,255
3.60%, 2/15/2051	359,000	363,032
5.05%, 2/15/2046	266,000	318,516
5.20%, 3/1/2048	229,000	283,619
5.30%, 12/1/2034	199,000	239,887
5.55%, 6/1/2045	661,000	836,548
Series GMTN, 7.75%, 1/15/2032	249,000	350,306
Magellan Midstream Partners L.P.:
3.95%, 3/1/2050	305,000	324,441
4.20%, 10/3/2047	259,000	282,968
4.25%, 9/15/2046	148,000	164,366
4.85%, 2/1/2049	120,000	144,367
5.15%, 10/15/2043	247,000	298,697
MPLX L.P.:
4.50%, 4/15/2038	649,000	730,248
4.70%, 4/15/2048	524,000	610,214
4.90%, 4/15/2058	170,000	198,208
5.20%, 3/1/2047	388,000	474,842
5.20%, 12/1/2047	191,000	233,832
5.50%, 2/15/2049	613,000	783,935
ONEOK Partners L.P.:
6.13%, 2/1/2041	414,000	524,372
6.65%, 10/1/2036	280,000	368,001
6.85%, 10/15/2037	208,000	278,701
ONEOK, Inc.:
4.45%, 9/1/2049	185,000	204,416
4.50%, 3/15/2050	476,000	528,255
4.95%, 7/13/2047	193,000	224,886
5.20%, 7/15/2048	369,000	447,221
6.00%, 6/15/2035	142,000	174,873
7.15%, 1/15/2051	108,000	157,809
Phillips 66 Partners L.P.:
4.68%, 2/15/2045	226,000	265,060
4.90%, 10/1/2046	195,000	237,765
Plains All American Pipeline L.P./PAA Finance Corp.:
4.30%, 1/31/2043	94,000	95,948
4.70%, 6/15/2044	249,000	265,586
4.90%, 2/15/2045	195,000	213,158
5.15%, 6/1/2042	275,000	306,248
6.65%, 1/15/2037	200,000	259,032
Spectra Energy Partners L.P.:
4.50%, 3/15/2045	346,000	398,633
Security Description	Principal Amount	Value
5.95%, 9/25/2043	$ 166,000	$ 231,530
Tennessee Gas Pipeline Co. LLC 7.63%, 4/1/2037	86,000	122,760
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	117,000	157,876
TransCanada PipeLines, Ltd.:
4.63%, 3/1/2034	281,000	330,880
4.75%, 5/15/2038	167,000	199,296
4.88%, 5/15/2048	334,000	426,044
5.00%, 10/16/2043	284,000	354,920
5.10%, 3/15/2049	391,000	518,779
5.60%, 3/31/2034	110,000	137,873
5.85%, 3/15/2036	164,000	213,446
6.10%, 6/1/2040	289,000	400,999
6.20%, 10/15/2037	355,000	483,421
7.25%, 8/15/2038	287,000	430,612
7.63%, 1/15/2039	527,000	820,513
Transcontinental Gas Pipe Line Co. LLC:
3.95%, 5/15/2050	151,000	169,611
4.45%, 8/1/2042	110,000	128,410
4.60%, 3/15/2048	298,000	361,879
5.40%, 8/15/2041	140,000	179,945
Williams Cos. Inc 3.50%, 10/15/2051	215,000	218,257
Williams Cos., Inc.:
4.85%, 3/1/2048	354,000	430,945
4.90%, 1/15/2045	279,000	334,002
5.10%, 9/15/2045	380,000	469,099
5.40%, 3/4/2044	164,000	203,521
5.75%, 6/24/2044	218,000	283,845
5.80%, 11/15/2043	141,000	184,765
6.30%, 4/15/2040	539,000	729,359
8.75%, 3/15/2032	103,000	152,783
		43,454,936
REAL ESTATE INVESTMENT TRUSTS — 1.8%
Agree L.P. 2.60%, 6/15/2033	145,000	142,712
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	322,000	302,509
2.00%, 5/18/2032	214,000	205,442
3.00%, 5/18/2051	439,000	435,949
4.00%, 2/1/2050	241,000	280,873
4.85%, 4/15/2049	124,000	160,533
American Homes 4 Rent L.P. 3.38%, 7/15/2051	135,000	136,548
American Tower Corp.:
2.70%, 4/15/2031	17,000	17,124
2.95%, 1/15/2051	407,000	385,909
3.10%, 6/15/2050	420,000	408,442
3.70%, 10/15/2049	181,000	194,063

See accompanying notes to financial statements.
187

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
AvalonBay Communities, Inc.:
2.05%, 1/15/2032	$ 169,000	$ 166,901
Series MTN, 3.90%, 10/15/2046	249,000	294,960
Series MTN, 4.15%, 7/1/2047	50,000	61,371
Series MTN, 4.35%, 4/15/2048	145,000	185,590
Boston Properties L.P.:
2.45%, 10/1/2033	402,000	389,438
2.55%, 4/1/2032	233,000	231,858
Camden Property Trust 3.35%, 11/1/2049	130,000	142,913
Corporate Office Properties L.P. 2.90%, 12/1/2033	375,000	369,135
Crown Castle International Corp.:
2.90%, 4/1/2041	534,000	518,866
3.25%, 1/15/2051	375,000	370,676
4.00%, 11/15/2049	128,000	140,520
4.15%, 7/1/2050	160,000	180,952
4.75%, 5/15/2047	84,000	103,022
5.20%, 2/15/2049	141,000	181,347
CubeSmart L.P. 2.50%, 2/15/2032	140,000	139,719
Duke Realty L.P. 3.05%, 3/1/2050	222,000	219,263
EPR Properties 3.60%, 11/15/2031	125,000	124,336
Equinix, Inc.:
2.95%, 9/15/2051	145,000	136,854
3.00%, 7/15/2050	191,000	182,718
3.40%, 2/15/2052	189,000	192,863
ERP Operating L.P.:
4.00%, 8/1/2047	102,000	122,810
4.50%, 7/1/2044	313,000	395,003
4.50%, 6/1/2045	136,000	171,843
Essex Portfolio L.P.:
2.65%, 3/15/2032	179,000	180,070
2.65%, 9/1/2050	196,000	177,249
4.50%, 3/15/2048 (b)	95,000	116,962
Extra Space Storage L.P. 2.35%, 3/15/2032	151,000	147,409
Federal Realty Investment Trust 4.50%, 12/1/2044	128,000	152,206
Healthpeak Properties, Inc. 6.75%, 2/1/2041	74,000	110,714
Host Hotels & Resorts L.P. Series J, 2.90%, 12/15/2031	195,000	188,598
Invitation Homes Operating Partnership L.P. 2.70%, 1/15/2034	355,000	348,216
Kilroy Realty L.P.:
2.50%, 11/15/2032	113,000	109,922
2.65%, 11/15/2033	191,000	185,600
Security Description	Principal Amount	Value
Kimco Realty Corp.:
2.25%, 12/1/2031	$ 145,000	$ 141,317
3.70%, 10/1/2049	139,000	148,973
4.13%, 12/1/2046	85,000	96,764
4.25%, 4/1/2045	197,000	226,617
4.45%, 9/1/2047	131,000	156,050
LXP Industrial Trust 2.38%, 10/1/2031	116,000	111,220
Mid-America Apartments L.P. 2.88%, 9/15/2051	95,000	93,618
National Retail Properties, Inc.:
3.00%, 4/15/2052	169,000	160,337
3.10%, 4/15/2050	83,000	80,953
3.50%, 4/15/2051	338,000	350,506
4.80%, 10/15/2048	140,000	176,228
Office Properties Income Trust 3.45%, 10/15/2031	141,000	136,936
Omega Healthcare Investors, Inc. 3.25%, 4/15/2033	163,000	159,711
Phillips Edison Grocery Center Oprating Part 2.63%, 11/15/2031	145,000	141,861
Physicians Realty L.P. 2.63%, 11/1/2031	150,000	149,702
Piedmont Operating Partnership L.P. 2.75%, 4/1/2032	85,000	83,399
Prologis L.P.:
1.63%, 3/15/2031 (b)	130,000	123,999
2.13%, 10/15/2050	137,000	118,979
3.00%, 4/15/2050	257,000	266,098
4.38%, 9/15/2048	150,000	189,159
Realty Income Corp.:
1.80%, 3/15/2033	207,000	195,131
2.85%, 12/15/2032	196,000	203,862
4.65%, 3/15/2047	174,000	225,340
Regency Centers L.P.:
4.40%, 2/1/2047	127,000	150,447
4.65%, 3/15/2049	120,000	149,341
Rexford Industrial Realty L.P. 2.15%, 9/1/2031	100,000	95,173
Sabra Health Care L.P. 3.20%, 12/1/2031	59,000	57,693
Safehold Operating Partnership L.P. 2.85%, 1/15/2032 (b)	125,000	122,348
Simon Property Group L.P.:
2.25%, 1/15/2032	149,000	145,425
3.25%, 9/13/2049	497,000	510,871
3.80%, 7/15/2050	308,000	345,730
4.25%, 10/1/2044 (b)	127,000	149,144
4.25%, 11/30/2046	170,000	202,229
4.75%, 3/15/2042	177,000	218,418
6.75%, 2/1/2040	317,000	467,895

See accompanying notes to financial statements.
188

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Spirit Realty L.P. 2.70%, 2/15/2032	$ 107,000	$ 106,143
Tanger Properties L.P. 2.75%, 9/1/2031	100,000	96,668
UDR, Inc.:
3.10%, 11/1/2034	80,000	82,802
Series MTN, 1.90%, 3/15/2033	136,000	125,969
Series MTN, 2.10%, 8/1/2032	134,000	128,143
Series MTN, 2.10%, 6/15/2033 (b)	133,000	125,992
Ventas Realty L.P.:
2.50%, 9/1/2031	133,000	131,653
4.38%, 2/1/2045	62,000	72,691
4.88%, 4/15/2049	50,000	62,743
5.70%, 9/30/2043	172,000	231,818
Vornado Realty L.P. 3.40%, 6/1/2031	25,000	25,762
Welltower, Inc.:
2.75%, 1/15/2032	250,000	253,015
4.95%, 9/1/2048	148,000	193,763
6.50%, 3/15/2041	118,000	171,817
Weyerhaeuser Co. 7.38%, 3/15/2032	338,000	475,431
WP Carey, Inc.:
2.25%, 4/1/2033	114,000	108,496
2.45%, 2/1/2032	130,000	127,884
		18,282,272
RETAIL — 2.7%
Costco Wholesale Corp. 1.75%, 4/20/2032	230,000	222,787
Darden Restaurants, Inc. 4.55%, 2/15/2048	89,000	102,959
Dollar General Corp. 4.13%, 4/3/2050	166,000	191,793
Dollar Tree, Inc. 3.38%, 12/1/2051	237,000	238,839
Home Depot, Inc.:
2.38%, 3/15/2051	503,000	463,514
2.75%, 9/15/2051	387,000	384,179
3.13%, 12/15/2049	357,000	376,321
3.30%, 4/15/2040	509,000	551,339
3.35%, 4/15/2050	535,000	584,878
3.50%, 9/15/2056	335,000	378,148
3.90%, 6/15/2047	507,000	595,466
4.20%, 4/1/2043	100,000	120,481
4.25%, 4/1/2046	725,000	891,322
4.40%, 3/15/2045	401,000	500,063
4.50%, 12/6/2048	483,000	626,171
4.88%, 2/15/2044	337,000	443,863
5.40%, 9/15/2040	292,000	397,108
5.88%, 12/16/2036	1,172,000	1,659,376
5.95%, 4/1/2041	410,000	587,661
Security Description	Principal Amount	Value
Kohl's Corp. 5.55%, 7/17/2045 (b)	$ 150,000	$ 173,736
Lowe's Companies, Inc. 3.00%, 10/15/2050	646,000	638,015
Lowe's Cos., Inc.:
2.80%, 9/15/2041	320,000	312,714
3.50%, 4/1/2051	236,000	254,290
3.70%, 4/15/2046	639,000	700,152
4.05%, 5/3/2047	629,000	726,212
4.38%, 9/15/2045	135,000	161,779
4.55%, 4/5/2049	165,000	207,351
4.65%, 4/15/2042	151,000	184,496
5.00%, 4/15/2040	242,000	304,204
5.13%, 4/15/2050	40,000	54,304
5.50%, 10/15/2035	94,000	122,745
McDonald's Corp.:
Series MTN, 3.63%, 5/1/2043	245,000	266,259
Series MTN, 3.63%, 9/1/2049	661,000	730,967
Series MTN, 3.70%, 2/15/2042	117,000	129,704
Series MTN, 4.20%, 4/1/2050	282,000	342,365
Series MTN, 4.45%, 3/1/2047	327,000	399,640
Series MTN, 4.45%, 9/1/2048	262,000	323,009
Series MTN, 4.60%, 5/26/2045	174,000	215,214
Series MTN, 4.70%, 12/9/2035	319,000	390,418
Series MTN, 4.88%, 7/15/2040	176,000	221,126
Series MTN, 4.88%, 12/9/2045	609,000	784,246
Series MTN, 5.70%, 2/1/2039	292,000	397,821
Series MTN, 6.30%, 10/15/2037	281,000	396,935
Series MTN, 6.30%, 3/1/2038	220,000	313,498
Nordstrom, Inc. 4.25%, 8/1/2031 (b)	24,000	23,590
Starbucks Corp.:
3.35%, 3/12/2050	169,000	176,245
3.50%, 11/15/2050	448,000	482,886
3.75%, 12/1/2047	189,000	207,906
4.30%, 6/15/2045	201,000	236,456
4.45%, 8/15/2049	297,000	365,949
4.50%, 11/15/2048	410,000	507,367
Target Corp.:
3.63%, 4/15/2046	198,000	233,022
3.90%, 11/15/2047	136,000	168,221
4.00%, 7/1/2042	166,000	203,059
6.35%, 11/1/2032	150,000	206,667

See accompanying notes to financial statements.
189

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 10/15/2037	$ 282,000	$ 422,681
7.00%, 1/15/2038	281,000	442,859
TJX Cos., Inc. 4.50%, 4/15/2050	92,000	123,654
Walgreens Boots Alliance, Inc.:
4.10%, 4/15/2050	353,000	396,101
4.50%, 11/18/2034	18,000	20,623
4.65%, 6/1/2046	71,000	84,043
4.80%, 11/18/2044	309,000	372,679
Walmart, Inc.:
2.50%, 9/22/2041	1,814,000	1,832,557
2.65%, 9/22/2051	715,000	730,787
2.95%, 9/24/2049	175,000	187,758
3.63%, 12/15/2047	135,000	160,160
3.95%, 6/28/2038	110,000	132,336
4.00%, 4/11/2043	150,000	183,404
4.05%, 6/29/2048	632,000	802,905
4.30%, 4/22/2044	169,000	213,259
5.00%, 10/25/2040	120,000	162,162
5.25%, 9/1/2035	120,000	163,331
5.63%, 4/1/2040	366,000	525,023
6.20%, 4/15/2038	99,000	150,739
6.50%, 8/15/2037	150,000	231,394
		28,217,291
SEMICONDUCTORS — 2.6%
Analog Devices, Inc.:
2.80%, 10/1/2041	285,000	288,711
2.95%, 10/1/2051	481,000	494,016
5.30%, 12/15/2045	50,000	70,594
Applied Materials, Inc.:
2.75%, 6/1/2050	316,000	317,921
4.35%, 4/1/2047	339,000	432,025
5.10%, 10/1/2035	199,000	258,394
5.85%, 6/15/2041	198,000	288,892
Broadcom, Inc.:
2.60%, 2/15/2033 (d)	423,000	410,263
3.14%, 11/15/2035 (d)	527,000	529,746
3.19%, 11/15/2036 (d)	422,000	423,367
3.42%, 4/15/2033 (d)	2,259,000	2,358,328
3.47%, 4/15/2034 (d)	1,146,000	1,195,656
3.50%, 2/15/2041 (d)	1,247,000	1,269,783
3.75%, 2/15/2051 (d)	948,000	990,414
4.30%, 11/15/2032	560,000	630,694
Intel Corp.:
2.80%, 8/12/2041	471,000	469,634
3.05%, 8/12/2051 (b)	470,000	482,055
3.10%, 2/15/2060	220,000	221,665
3.20%, 8/12/2061	219,000	224,118
3.25%, 11/15/2049	698,000	737,500
3.73%, 12/8/2047	738,000	836,973
4.00%, 12/15/2032	131,000	153,250
4.10%, 5/19/2046	585,000	693,541
4.10%, 5/11/2047	428,000	513,018
4.25%, 12/15/2042	183,000	221,820
4.60%, 3/25/2040	417,000	519,002
Security Description	Principal Amount	Value
4.75%, 3/25/2050	$ 859,000	$ 1,142,590
4.80%, 10/1/2041	284,000	368,709
4.90%, 7/29/2045	263,000	348,817
4.95%, 3/25/2060	383,000	537,755
KLA Corp.:
3.30%, 3/1/2050	329,000	351,629
5.00%, 3/15/2049	79,000	106,489
Lam Research Corp.:
2.88%, 6/15/2050	210,000	209,822
3.13%, 6/15/2060	184,000	188,088
4.88%, 3/15/2049	320,000	435,050
Micron Technology, Inc.:
3.37%, 11/1/2041	400,000	410,776
3.48%, 11/1/2051	350,000	356,972
NVIDIA Corp.:
3.50%, 4/1/2040	482,000	541,026
3.50%, 4/1/2050	733,000	836,807
3.70%, 4/1/2060	190,000	227,037
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
2.65%, 2/15/2032 (d)	225,000	225,830
3.13%, 2/15/2042 (d)	172,000	172,932
3.25%, 5/11/2041 (d)	440,000	452,342
3.25%, 11/30/2051 (d)	220,000	220,088
QUALCOMM, Inc.:
1.65%, 5/20/2032	278,000	263,789
3.25%, 5/20/2050 (b)	337,000	370,191
4.30%, 5/20/2047	646,000	811,499
4.65%, 5/20/2035	340,000	422,804
4.80%, 5/20/2045	601,000	797,852
Texas Instruments, Inc.:
2.70%, 9/15/2051 (b)	139,000	140,073
3.88%, 3/15/2039	285,000	336,457
4.15%, 5/15/2048	600,000	753,678
TSMC Arizona Corp.:
3.13%, 10/25/2041	323,000	336,656
3.25%, 10/25/2051	375,000	394,477
		26,791,615
SOFTWARE — 3.3%
Activision Blizzard, Inc.:
2.50%, 9/15/2050	581,000	509,990
4.50%, 6/15/2047	161,000	193,554
Autodesk, Inc. 2.40%, 12/15/2031	118,000	117,827
Electronic Arts, Inc. 2.95%, 2/15/2051	276,000	261,938
Fidelity National Information Services, Inc.:
3.10%, 3/1/2041	275,000	277,128
4.50%, 8/15/2046	147,000	178,384
Fiserv, Inc. 4.40%, 7/1/2049	775,000	924,234
Microsoft Corp.:
2.53%, 6/1/2050	2,501,000	2,454,431
2.68%, 6/1/2060	1,416,000	1,409,954

See accompanying notes to financial statements.
190

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.92%, 3/17/2052	$ 2,365,000	$ 2,504,322
3.04%, 3/17/2062	711,000	765,505
3.45%, 8/8/2036	681,000	781,073
3.50%, 2/12/2035	651,000	745,532
3.50%, 11/15/2042	226,000	259,215
3.70%, 8/8/2046	627,000	752,375
3.75%, 2/12/2045	260,000	307,700
3.95%, 8/8/2056	72,000	90,440
4.00%, 2/12/2055	80,000	101,857
4.10%, 2/6/2037	365,000	444,289
4.20%, 11/3/2035	402,000	493,021
4.25%, 2/6/2047	422,000	546,595
4.45%, 11/3/2045	303,000	399,948
4.50%, 10/1/2040	55,000	71,038
4.50%, 2/6/2057 (b)	411,000	575,536
5.20%, 6/1/2039	50,000	69,066
5.30%, 2/8/2041 (b)	423,000	593,270
Oracle Corp.:
3.60%, 4/1/2040	1,172,000	1,178,141
3.60%, 4/1/2050	1,521,000	1,489,546
3.65%, 3/25/2041	904,000	915,309
3.80%, 11/15/2037	799,000	832,526
3.85%, 7/15/2036	571,000	601,132
3.85%, 4/1/2060	1,268,000	1,254,699
3.90%, 5/15/2035	619,000	662,175
3.95%, 3/25/2051	1,206,000	1,254,915
4.00%, 7/15/2046	749,000	778,803
4.00%, 11/15/2047	1,103,000	1,143,954
4.10%, 3/25/2061	719,000	750,665
4.13%, 5/15/2045	794,000	842,767
4.30%, 7/8/2034	483,000	535,628
4.38%, 5/15/2055	629,000	688,573
4.50%, 7/8/2044	399,000	446,353
5.38%, 7/15/2040	904,000	1,099,219
6.13%, 7/8/2039	574,000	756,779
6.50%, 4/15/2038	583,000	785,377
salesforce.com, Inc.:
2.70%, 7/15/2041	523,000	521,609
2.90%, 7/15/2051	752,000	766,694
3.05%, 7/15/2061	434,000	446,933
VMware, Inc. 2.20%, 8/15/2031	65,000	63,889
		33,643,908
TELECOMMUNICATIONS — 7.8%
America Movil SAB de CV:
4.38%, 7/16/2042	142,000	168,009
4.38%, 4/22/2049	534,000	649,493
6.13%, 11/15/2037	199,000	270,095
6.13%, 3/30/2040	789,000	1,091,558
6.38%, 3/1/2035	351,000	485,107
AT&T, Inc.:
2.25%, 2/1/2032	679,000	656,980
2.55%, 12/1/2033	1,306,000	1,278,992
3.10%, 2/1/2043	672,000	650,812
3.30%, 2/1/2052	826,000	809,158
Security Description	Principal Amount	Value
3.50%, 6/1/2041	$ 990,000	$ 1,018,720
3.50%, 9/15/2053	2,807,000	2,837,175
3.50%, 2/1/2061	510,000	503,406
3.55%, 9/15/2055	1,976,000	1,979,656
3.65%, 6/1/2051	1,160,000	1,203,836
3.65%, 9/15/2059	2,211,000	2,231,872
3.80%, 12/1/2057	2,239,000	2,332,948
3.85%, 6/1/2060	557,000	581,786
4.30%, 12/15/2042	452,000	509,757
4.35%, 6/15/2045	335,000	379,096
4.50%, 5/15/2035	1,842,000	2,125,871
4.50%, 3/9/2048	621,000	724,781
4.55%, 3/9/2049	433,000	510,399
4.65%, 6/1/2044	215,000	252,283
4.75%, 5/15/2046	715,000	864,321
4.80%, 6/15/2044	317,000	377,319
4.85%, 3/1/2039	435,000	519,699
4.85%, 7/15/2045	146,000	174,750
4.90%, 8/15/2037	371,000	446,450
4.90%, 6/15/2042	189,000	226,921
5.15%, 3/15/2042	319,000	395,120
5.15%, 11/15/2046	131,000	166,762
5.15%, 2/15/2050	442,000	566,962
5.25%, 3/1/2037	676,000	836,280
5.35%, 9/1/2040	457,000	577,831
5.45%, 3/1/2047	398,000	521,794
5.55%, 8/15/2041	222,000	289,750
5.65%, 2/15/2047	377,000	505,975
5.70%, 3/1/2057	229,000	315,006
6.00%, 8/15/2040	257,000	347,634
6.15%, 9/15/2034	44,000	57,418
6.25%, 3/29/2041	197,000	272,851
6.30%, 1/15/2038	332,000	452,961
6.38%, 3/1/2041	364,000	510,262
6.55%, 2/15/2039	365,000	507,865
Bell Telephone Co. of Canada or Bell Canada:
4.30%, 7/29/2049	143,000	173,965
4.46%, 4/1/2048	451,000	559,141
Series US-4, 3.65%, 3/17/2051	249,000	271,796
Series US-5, 2.15%, 2/15/2032	169,000	165,056
Series US-6, 3.20%, 2/15/2052 (b)	306,000	312,331
Cisco Systems, Inc.:
5.50%, 1/15/2040	740,000	1,034,490
5.90%, 2/15/2039	749,000	1,077,781
Corning, Inc.:
3.90%, 11/15/2049	135,000	152,154
4.38%, 11/15/2057	288,000	344,825
4.70%, 3/15/2037	99,000	116,749
4.75%, 3/15/2042	60,000	75,403
5.35%, 11/15/2048	184,000	254,570
5.45%, 11/15/2079	389,000	511,920

See accompanying notes to financial statements.
191

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 8/15/2040	$ 160,000	$ 217,235
5.85%, 11/15/2068	317,000	467,416
Deutsche Telekom International Finance B.V. 9.25%, 6/1/2032	148,000	235,779
Juniper Networks, Inc. 5.95%, 3/15/2041	124,000	163,917
Koninklijke KPN NV 8.38%, 10/1/2030	40,000	57,042
Motorola Solutions, Inc. 5.50%, 9/1/2044	163,000	213,488
Orange SA:
5.38%, 1/13/2042	308,000	405,177
5.50%, 2/6/2044	316,000	432,952
Rogers Communications, Inc.:
3.70%, 11/15/2049	467,000	491,513
4.30%, 2/15/2048	227,000	260,074
4.35%, 5/1/2049	485,000	563,711
4.50%, 3/15/2043	195,000	224,262
5.00%, 3/15/2044	411,000	506,631
5.45%, 10/1/2043	223,000	291,367
7.50%, 8/15/2038	88,000	132,933
Telefonica Emisiones SA:
4.67%, 3/6/2038	344,000	397,052
4.90%, 3/6/2048	482,000	579,239
5.21%, 3/8/2047	967,000	1,200,086
5.52%, 3/1/2049	546,000	712,301
7.05%, 6/20/2036	560,000	802,015
TELUS Corp.:
4.30%, 6/15/2049	174,000	214,420
4.60%, 11/16/2048	310,000	396,078
T-Mobile USA, Inc.:
2.25%, 11/15/2031 (b)	155,000	150,384
2.70%, 3/15/2032 (d)	322,000	324,267
3.00%, 2/15/2041	819,000	798,042
3.30%, 2/15/2051	1,013,000	988,961
3.40%, 10/15/2052 (d)	819,000	816,649
3.60%, 11/15/2060	264,000	262,978
3.60%, 11/15/2060 (d)	252,000	250,314
4.38%, 4/15/2040	759,000	865,328
4.50%, 4/15/2050	1,033,000	1,210,314
Verizon Communications, Inc.:
2.36%, 3/15/2032 (d)	4,554,000	4,491,565
2.65%, 11/20/2040	1,197,000	1,136,133
2.85%, 9/3/2041	450,000	444,316
2.88%, 11/20/2050	1,166,000	1,107,513
2.99%, 10/30/2056	2,505,000	2,375,717
3.00%, 11/20/2060	750,000	709,927
3.40%, 3/22/2041	1,392,000	1,460,848
3.55%, 3/22/2051	1,750,000	1,885,765
3.70%, 3/22/2061	1,364,000	1,476,516
3.85%, 11/1/2042	353,000	393,683
4.00%, 3/22/2050	528,000	607,195
4.13%, 8/15/2046	493,000	572,092
4.27%, 1/15/2036	757,000	889,664
4.40%, 11/1/2034	766,000	891,792
Security Description	Principal Amount	Value
4.50%, 8/10/2033	$ 763,000	$ 898,944
4.52%, 9/15/2048	50,000	62,692
4.75%, 11/1/2041	275,000	340,299
4.81%, 3/15/2039	500,000	627,625
4.86%, 8/21/2046	1,319,000	1,699,070
5.01%, 4/15/2049	90,000	120,027
5.25%, 3/16/2037	503,000	655,263
5.50%, 3/16/2047	381,000	536,139
5.85%, 9/15/2035	115,000	153,617
Vodafone Group PLC:
4.25%, 9/17/2050 (b)	565,000	657,095
4.38%, 2/19/2043	483,000	562,424
4.88%, 6/19/2049	648,000	817,569
5.00%, 5/30/2038	356,000	442,821
5.13%, 6/19/2059	253,000	330,906
5.25%, 5/30/2048	1,138,000	1,486,137
6.15%, 2/27/2037	607,000	824,767
6.25%, 11/30/2032	145,000	192,746
		80,718,694
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
5.10%, 5/15/2044	164,000	203,901
6.35%, 3/15/2040	141,000	195,234
		399,135
TRANSPORTATION — 3.5%
Burlington Northern Santa Fe LLC:
2.88%, 6/15/2052	227,000	228,553
3.05%, 2/15/2051	10,000	10,372
3.30%, 9/15/2051	324,000	352,771
3.55%, 2/15/2050	404,000	454,670
3.90%, 8/1/2046	298,000	347,903
4.05%, 6/15/2048	267,000	321,153
4.13%, 6/15/2047	214,000	258,687
4.15%, 4/1/2045	355,000	425,688
4.15%, 12/15/2048	262,000	321,102
4.38%, 9/1/2042	235,000	286,416
4.40%, 3/15/2042	40,000	48,893
4.45%, 3/15/2043	299,000	368,894
4.55%, 9/1/2044	342,000	430,082
4.70%, 9/1/2045	344,000	442,405
4.90%, 4/1/2044	378,000	494,885
4.95%, 9/15/2041	185,000	238,896
5.05%, 3/1/2041	255,000	332,829
5.15%, 9/1/2043	221,000	296,706
5.40%, 6/1/2041	249,000	336,728
5.75%, 5/1/2040	293,000	406,535
6.15%, 5/1/2037	231,000	328,507
6.20%, 8/15/2036	125,000	178,035
Canadian National Railway Co.:
2.45%, 5/1/2050	172,000	160,263
3.20%, 8/2/2046	290,000	306,121
3.65%, 2/3/2048	187,000	212,064
4.45%, 1/20/2049	257,000	328,197

See accompanying notes to financial statements.
192

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
6.20%, 6/1/2036	$ 12,000	$ 16,834
6.25%, 8/1/2034	131,000	181,624
6.38%, 11/15/2037	261,000	372,583
Canadian Pacific Railway Co.:
3.00%, 12/2/2041	503,000	514,297
3.10%, 12/2/2051	769,000	786,487
4.80%, 9/15/2035	152,000	187,684
4.80%, 8/1/2045	184,000	236,374
5.95%, 5/15/2037	168,000	230,326
6.13%, 9/15/2115	337,000	500,627
7.13%, 10/15/2031	140,000	195,257
CSX Corp.:
2.50%, 5/15/2051	50,000	46,293
3.35%, 9/15/2049	187,000	198,931
3.80%, 11/1/2046	374,000	423,465
3.80%, 4/15/2050	175,000	200,214
3.95%, 5/1/2050	209,000	247,042
4.25%, 11/1/2066	265,000	324,479
4.30%, 3/1/2048	277,000	337,347
4.40%, 3/1/2043	164,000	194,985
4.50%, 3/15/2049	224,000	280,078
4.50%, 8/1/2054	148,000	187,165
4.65%, 3/1/2068	204,000	266,065
4.75%, 5/30/2042	355,000	444,953
4.75%, 11/15/2048	172,000	223,244
5.50%, 4/15/2041	171,000	228,365
6.00%, 10/1/2036	265,000	362,504
6.15%, 5/1/2037	233,000	325,461
6.22%, 4/30/2040	288,000	413,896
FedEx Corp.:
3.25%, 5/15/2041	353,000	361,299
3.88%, 8/1/2042	100,000	109,587
3.90%, 2/1/2035	183,000	204,014
4.05%, 2/15/2048	358,000	404,347
4.10%, 4/15/2043	213,000	238,605
4.10%, 2/1/2045	238,000	266,446
4.40%, 1/15/2047	299,000	352,775
4.55%, 4/1/2046	530,000	634,744
4.75%, 11/15/2045	452,000	551,833
4.90%, 1/15/2034	138,000	167,215
4.95%, 10/17/2048	305,000	389,058
5.10%, 1/15/2044	310,000	395,070
5.25%, 5/15/2050	498,000	667,370
FedEx Corp. Pass Through Trust Series 2020-1, Class AA , Class AA, 1.88%, 8/20/2035	265,974	259,976
Kansas City Southern:
3.50%, 5/1/2050	177,000	189,082
4.20%, 11/15/2069	137,000	161,557
4.30%, 5/15/2043	296,000	343,662
4.70%, 5/1/2048	266,000	333,045
4.95%, 8/15/2045	179,000	228,656
Norfolk Southern Corp.:
2.90%, 8/25/2051	277,000	273,255
Security Description	Principal Amount	Value
3.05%, 5/15/2050	$ 383,000	$ 388,622
3.16%, 5/15/2055	281,000	286,952
3.40%, 11/1/2049	168,000	179,162
3.94%, 11/1/2047	215,000	248,660
3.95%, 10/1/2042	166,000	189,899
4.05%, 8/15/2052	278,000	333,917
4.10%, 5/15/2049	50,000	59,432
4.10%, 5/15/2121	221,000	251,785
4.15%, 2/28/2048	453,000	539,908
4.45%, 6/15/2045	169,000	208,250
4.65%, 1/15/2046	156,000	195,998
4.84%, 10/1/2041	347,000	438,337
5.10%, 8/1/2118	50,000	66,462
Union Pacific Corp.:
2.89%, 4/6/2036	267,000	279,434
2.95%, 3/10/2052	418,000	423,982
2.97%, 9/16/2062 (d)	50,000	49,390
2.97%, 9/16/2062	40,000	39,512
3.20%, 5/20/2041	357,000	379,980
3.25%, 2/5/2050	648,000	695,926
3.35%, 8/15/2046	208,000	222,681
3.38%, 2/1/2035	184,000	201,495
3.55%, 5/20/2061 (b)	301,000	333,108
3.60%, 9/15/2037	197,000	220,847
3.75%, 2/5/2070	255,000	291,715
3.80%, 10/1/2051	310,000	362,905
3.80%, 4/6/2071	395,000	457,908
3.84%, 3/20/2060	747,000	878,315
3.88%, 2/1/2055	155,000	181,269
3.95%, 8/15/2059	334,000	396,485
4.00%, 4/15/2047	282,000	333,837
4.05%, 11/15/2045	252,000	298,043
4.05%, 3/1/2046	201,000	238,848
4.10%, 9/15/2067	154,000	187,403
4.30%, 3/1/2049	103,000	128,594
4.50%, 9/10/2048	57,000	72,718
Series MTN, 3.55%, 8/15/2039	242,000	267,860
United Parcel Service, Inc.:
3.40%, 9/1/2049	270,000	306,085
3.63%, 10/1/2042	202,000	231,914
3.75%, 11/15/2047	407,000	484,171
4.25%, 3/15/2049 (b)	279,000	357,650
4.88%, 11/15/2040	204,000	266,703
5.20%, 4/1/2040	210,000	283,057
5.30%, 4/1/2050	560,000	828,391
6.20%, 1/15/2038	602,000	867,470
		36,330,611
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.10%, 6/1/2051	183,000	178,385
5.20%, 3/15/2044	143,000	181,018
		359,403

See accompanying notes to financial statements.
193

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
WATER — 0.3%
American Water Capital Corp.:
3.25%, 6/1/2051	$ 209,000	$ 218,252
3.45%, 5/1/2050	232,000	249,061
3.75%, 9/1/2047	273,000	305,722
4.00%, 12/1/2046	184,000	213,078
4.15%, 6/1/2049	275,000	325,124
4.20%, 9/1/2048	258,000	310,002
4.30%, 12/1/2042	205,000	245,930
4.30%, 9/1/2045	116,000	139,398
6.59%, 10/15/2037	264,000	383,389
Essential Utilities, Inc.:
3.35%, 4/15/2050	194,000	201,316
4.28%, 5/1/2049	174,000	207,485
Veolia Environnement SA 6.75%, 6/1/2038	50,000	75,118
		2,873,875
TOTAL CORPORATE BONDS & NOTES (Cost $1,044,869,844)		1,018,846,967
	Shares
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (f) (g)	3,072,143	3,072,450
State Street Navigator Securities Lending Portfolio II (h) (i)	9,724,005	9,724,005
TOTAL SHORT-TERM INVESTMENTS (Cost $12,796,520)		12,796,455
TOTAL INVESTMENTS — 100.1% (Cost $1,057,666,364)		1,031,643,422
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(1,318,743)
NET ASSETS — 100.0%		$ 1,030,324,679

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.3% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2021. Maturity date shown is the final maturity.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2021.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$1,018,846,967	$—	$1,018,846,967
Short-Term Investments	12,796,455	—	—	12,796,455
TOTAL INVESTMENTS	$12,796,455	$1,018,846,967	$—	$1,031,643,422
See accompanying notes to financial statements.
194

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,474,271	$ 1,474,713	$ 72,733,352	$ 71,135,282	$(268)	$(65)	3,072,143	$ 3,072,450	$ 890
State Street Navigator Securities Lending Portfolio II	21,154,948	21,154,948	47,655,395	59,086,338	—	—	9,724,005	9,724,005	15,402
Total		$22,629,661	$120,388,747	$130,221,620	$(268)	$(65)		$12,796,455	$16,292
See accompanying notes to financial statements.
195

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.4%
Treasury Bonds:
1.13%, 5/15/2040	$ 100,076,000	$ 88,019,969
1.13%, 8/15/2040	129,646,500	113,541,974
1.25%, 5/15/2050	125,961,800	107,500,524
1.38%, 11/15/2040	127,561,800	116,619,389
1.38%, 8/15/2050	147,621,600	129,976,206
1.63%, 11/15/2050 (a)	156,653,300	146,617,698
1.75%, 8/15/2041	149,500,300	145,412,401
1.88%, 2/15/2041	154,183,800	153,075,604
1.88%, 2/15/2051	165,029,900	164,075,821
1.88%, 11/15/2051	60,726,900	60,546,617
2.00%, 11/15/2041	25,530,300	25,905,276
2.00%, 2/15/2050	111,582,500	113,866,454
2.00%, 8/15/2051	152,815,400	156,540,275
2.25%, 5/15/2041	129,545,500	136,468,088
2.25%, 8/15/2046	68,634,900	72,849,512
2.25%, 8/15/2049	93,224,800	100,216,660
2.38%, 11/15/2049	78,232,700	86,312,671
2.38%, 5/15/2051	176,578,800	195,947,287
2.50%, 2/15/2045	65,397,800	72,233,914
2.50%, 2/15/2046	53,304,000	59,117,468
2.50%, 5/15/2046	58,802,400	65,252,288
2.75%, 8/15/2042	12,260,600	14,026,893
2.75%, 11/15/2042	31,462,400	35,990,036
2.75%, 8/15/2047	66,907,700	78,187,920
2.75%, 11/15/2047	78,257,900	91,500,604
2.88%, 5/15/2043	38,879,800	45,349,642
2.88%, 8/15/2045	33,470,700	39,464,047
2.88%, 11/15/2046	58,771,000	69,818,111
2.88%, 5/15/2049	82,795,400	100,156,560
3.00%, 5/15/2042	19,522,700	23,204,559
3.00%, 11/15/2044	55,589,600	66,577,232
3.00%, 5/15/2045	48,771,000	58,586,164
3.00%, 11/15/2045 (a)	76,382,900	92,160,743
3.00%, 2/15/2047	98,328,500	119,515,219
3.00%, 5/15/2047	53,933,800	65,723,392
3.00%, 2/15/2048	76,021,000	93,173,238
3.00%, 8/15/2048	143,550,900	176,388,168
3.00%, 2/15/2049	98,096,000	121,102,578
3.13%, 11/15/2041	46,751,700	56,386,933
3.13%, 2/15/2042	24,313,700	29,396,783
3.13%, 2/15/2043	26,799,100	32,422,724
3.13%, 8/15/2044	56,119,200	68,439,118
3.13%, 5/15/2048	87,200,700	109,423,253
3.38%, 5/15/2044	61,819,500	78,134,052
3.38%, 11/15/2048	79,358,500	104,257,229
3.50%, 2/15/2039	10,643,600	13,376,012
3.63%, 8/15/2043	34,984,600	45,545,576
Security Description	Principal Amount	Value
3.63%, 2/15/2044	$ 77,379,300	$ 101,076,711
3.75%, 8/15/2041	26,538,300	34,769,320
3.75%, 11/15/2043	88,385,400	117,317,808
3.88%, 8/15/2040	54,327,100	71,745,726
4.25%, 5/15/2039	25,807,800	35,449,433
4.25%, 11/15/2040	27,641,500	38,292,115
4.38%, 2/15/2038	17,933,500	24,742,626
4.38%, 11/15/2039	25,460,100	35,552,643
4.38%, 5/15/2040	21,147,600	29,656,205
4.38%, 5/15/2041	31,489,000	44,497,893
4.50%, 2/15/2036 (a)	4,659,300	6,410,906
4.50%, 5/15/2038	12,656,400	17,716,982
4.50%, 8/15/2039	20,901,400	29,575,481
4.63%, 2/15/2040	31,913,900	45,926,097
4.75%, 2/15/2037	7,228,400	10,268,846
4.75%, 2/15/2041	27,836,800	41,033,183
5.00%, 5/15/2037	16,326,300	23,805,786
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,990,027,885)		4,846,240,643
	Shares
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (b) (c)	1,238,720	1,238,720
State Street Navigator Securities Lending Portfolio II (d) (e)	13,667,103	13,667,103
TOTAL SHORT-TERM INVESTMENTS (Cost $14,905,823)		14,905,823
TOTAL INVESTMENTS — 99.7% (Cost $5,004,933,708)		4,861,146,466
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		13,844,241
NET ASSETS — 100.0%		$ 4,874,990,707
(a)	All or a portion of the shares of the security are on loan at December 31, 2021.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2021.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
196

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$4,846,240,643	$—	$4,846,240,643
Short-Term Investments	14,905,823	—	—	14,905,823
TOTAL INVESTMENTS	$14,905,823	$4,846,240,643	$—	$4,861,146,466

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	512,076	$ 512,076	$ 81,802,217	$ 81,075,573	$—	$—	1,238,720	$ 1,238,720	$ 821
State Street Navigator Securities Lending Portfolio II	259,298,958	259,298,958	2,301,174,073	2,546,805,928	—	—	13,667,103	13,667,103	35,232
Total		$ 259,811,034	$2,382,976,290	$2,627,881,501	$—	$—		$14,905,823	$36,053
See accompanying notes to financial statements.
197

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.7%
ADVERTISING — 0.1%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.65%, 11/1/2024	$ 5,784,000	$ 6,128,784
WPP Finance 2010 3.75%, 9/19/2024	5,069,000	5,365,638
		11,494,422
AEROSPACE & DEFENSE — 1.7%
Boeing Co.:
1.17%, 2/4/2023	7,593,000	7,594,291
1.43%, 2/4/2024	19,331,000	19,310,316
1.88%, 6/15/2023	1,309,000	1,319,485
1.95%, 2/1/2024	4,703,000	4,765,409
2.80%, 3/1/2024	1,601,000	1,646,356
4.51%, 5/1/2023	43,487,000	45,366,508
General Dynamics Corp.:
1.88%, 8/15/2023	2,997,000	3,045,072
2.38%, 11/15/2024	2,779,000	2,874,208
3.38%, 5/15/2023	5,979,000	6,187,787
L3Harris Technologies, Inc.:
3.85%, 6/15/2023	7,655,000	7,953,928
3.95%, 5/28/2024	428,000	451,732
Lockheed Martin Corp. 3.10%, 1/15/2023	3,903,000	3,986,758
Northrop Grumman Corp. 3.25%, 8/1/2023	3,373,000	3,494,968
Raytheon Technologies Corp.:
3.20%, 3/15/2024	17,926,000	18,659,353
3.70%, 12/15/2023	115,000	120,214
Teledyne Technologies, Inc.:
0.65%, 4/1/2023	4,821,000	4,798,004
0.95%, 4/1/2024	6,400,000	6,336,704
		137,911,093
AGRICULTURE — 1.1%
Altria Group, Inc.:
3.80%, 2/14/2024	5,297,000	5,562,168
4.00%, 1/31/2024	4,209,000	4,442,978
BAT Capital Corp.:
2.79%, 9/6/2024	4,156,000	4,282,633
3.22%, 8/15/2024	26,350,000	27,407,689
Bunge, Ltd. Finance Corp. 4.35%, 3/15/2024	4,302,000	4,573,671
Philip Morris International, Inc.:
1.13%, 5/1/2023	9,726,000	9,771,226
2.13%, 5/10/2023	4,514,000	4,582,206
2.63%, 3/6/2023	3,739,000	3,818,828
2.88%, 5/1/2024	8,096,000	8,419,840
3.25%, 11/10/2024	4,155,000	4,399,356
3.60%, 11/15/2023	4,083,000	4,283,312
Security Description	Principal Amount	Value
Reynolds American, Inc. 4.85%, 9/15/2023	$ 6,800,000	$ 7,221,736
		88,765,643
AIRLINES — 0.2%
Delta Air Lines 2019-1 Class AA Pass Through Trust Series AA, 3.20%, 10/25/2025	1,193,000	1,230,448
Southwest Airlines Co. 4.75%, 5/4/2023	10,753,000	11,264,736
		12,495,184
APPAREL — 0.0% (a)
NIKE, Inc. 2.25%, 5/1/2023 (b)	295,000	300,490
AUTO MANUFACTURERS — 4.0%
American Honda Finance Corp.:
Series GMTN, 3.45%, 7/14/2023	170,000	176,858
Series GMTN, 3.55%, 1/12/2024	3,871,000	4,065,324
Series MTN, 0.35%, 4/20/2023	187,000	185,972
Series MTN, 0.55%, 7/12/2024 (b)	6,905,000	6,808,882
Series MTN, 0.65%, 9/8/2023	7,641,000	7,622,585
Series MTN, 0.75%, 8/9/2024	10,263,000	10,153,904
Series MTN, 0.88%, 7/7/2023	18,098,000	18,117,365
Series MTN, 1.95%, 5/10/2023	13,574,000	13,793,356
Series MTN, 2.05%, 1/10/2023	3,111,000	3,155,301
Series MTN, 2.15%, 9/10/2024	2,215,000	2,269,910
Series MTN, 2.40%, 6/27/2024	2,159,000	2,225,325
Series MTN, 2.90%, 2/16/2024	3,034,000	3,146,743
Series MTN, 3.63%, 10/10/2023	2,150,000	2,254,361
Cummins, Inc. 3.65%, 10/1/2023	3,007,000	3,134,677
General Motors Co.:
4.88%, 10/2/2023	18,936,000	20,116,470
5.40%, 10/2/2023	16,581,000	17,757,754
General Motors Financial Co., Inc.:
1.05%, 3/8/2024	6,421,000	6,386,840
1.20%, 10/15/2024	4,839,000	4,802,998
1.70%, 8/18/2023	6,351,000	6,411,208
3.25%, 1/5/2023	3,298,000	3,370,094

See accompanying notes to financial statements.
198

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 11/7/2024	$ 4,053,000	$ 4,258,771
3.70%, 5/9/2023	3,072,000	3,164,283
3.95%, 4/13/2024	9,367,000	9,864,481
4.15%, 6/19/2023	10,550,000	10,974,532
4.25%, 5/15/2023	3,870,000	4,029,018
5.10%, 1/17/2024	8,025,000	8,605,288
PACCAR Financial Corp.:
3.40%, 8/9/2023	182,000	189,420
Series DM#N, 0.50%, 8/9/2024	2,800,000	2,753,240
Series MTN, 0.35%, 8/11/2023	3,823,000	3,793,754
Series MTN, 0.35%, 2/2/2024	3,610,000	3,562,998
Series MTN, 0.80%, 6/8/2023	2,231,000	2,230,799
Series MTN, 0.90%, 11/8/2024	3,750,000	3,724,425
Series MTN, 1.90%, 2/7/2023 (b)	2,533,000	2,565,169
Series MTN, 2.65%, 4/6/2023	4,262,000	4,362,583
Stellantis NV 5.25%, 4/15/2023	6,019,000	6,324,284
Toyota Motor Corp.:
0.68%, 3/25/2024	16,632,000	16,486,304
2.36%, 7/2/2024	3,823,000	3,943,310
3.42%, 7/20/2023	416,000	432,740
Toyota Motor Credit Corp.:
0.50%, 6/18/2024	13,545,000	13,348,868
0.63%, 9/13/2024	6,255,000	6,174,873
3.35%, 1/8/2024	3,894,000	4,074,798
Series GMTN, 2.70%, 1/11/2023	3,787,000	3,868,723
Series GMTN, 3.45%, 9/20/2023	3,131,000	3,269,234
Series MTN, 0.40%, 4/6/2023	4,652,000	4,634,462
Series MTN, 0.45%, 1/11/2024	8,221,000	8,149,642
Series MTN, 0.50%, 8/14/2023	11,727,000	11,683,610
Series MTN, 1.35%, 8/25/2023	16,412,000	16,562,990
Series MTN, 2.00%, 10/7/2024	67,000	68,560
Series MTN, 2.25%, 10/18/2023	547,000	560,943
Series MTN, 2.63%, 1/10/2023	3,756,000	3,831,308
Series MTN, 2.90%, 3/30/2023	9,385,000	9,647,123
Series MTN, 2.90%, 4/17/2024	3,059,000	3,180,901
		316,277,361
Security Description	Principal Amount	Value
AUTO PARTS & EQUIPMENT — 0.1%
Magna International, Inc. 3.63%, 6/15/2024	$ 6,484,000	$ 6,828,819
BANKS — 36.1%
Banco Bilbao Vizcaya Argentaria SA 0.88%, 9/18/2023	18,041,000	17,967,573
Banco Santander SA:
2.71%, 6/27/2024	11,430,000	11,824,906
3.13%, 2/23/2023	13,809,000	14,137,930
3.85%, 4/12/2023	10,335,000	10,697,345
1 year CMT + 0.45%, 0.70%, 6/30/2024 (c)	10,905,000	10,840,333
Bank of America Corp.:
4.10%, 7/24/2023	7,574,000	7,959,517
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (c)	31,903,000	32,855,624
SOFR + 0.65%, 1.53%, 12/6/2025 (c)	21,450,000	21,504,697
SOFR + 0.69%, 0.98%, 4/22/2025 (b) (c)	13,075,000	12,969,746
Series MTN, 4.00%, 4/1/2024	20,430,000	21,716,068
Series MTN, 4.13%, 1/22/2024	15,378,000	16,343,123
Series MTN, 4.20%, 8/26/2024	28,085,000	30,094,763
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (c)	15,240,000	15,650,261
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (c)	23,577,000	24,568,649
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (c)	11,808,000	12,351,168
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	12,925,000	13,456,864
Series MTN, SOFR + 0.41%, 0.52%, 6/14/2024 (c)	18,195,000	18,071,820
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (c)	17,043,000	16,927,619
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (c)	15,650,000	15,466,582
Series MTN, SOFR + 1.46%, 1.49%, 5/19/2024 (c)	9,158,000	9,225,128
Bank of Montreal:
0.45%, 12/8/2023	6,155,000	6,095,789
USD 5 Year Swap Rate + 1.28%, 4.34%, 10/5/2028 (c)	4,202,000	4,412,730

See accompanying notes to financial statements.
199

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series E, 3.30%, 2/5/2024	$ 15,328,000	$ 16,029,256
Series MTN, 0.40%, 9/15/2023 (b)	6,253,000	6,210,667
Series MTN, 0.63%, 7/9/2024	13,988,000	13,795,805
Series MTN, 2.50%, 6/28/2024	5,401,000	5,573,238
Bank of New York Mellon Corp.:
Series 0012, 3.65%, 2/4/2024	6,486,000	6,831,055
Series J, 0.85%, 10/25/2024	8,325,000	8,262,979
Series MTN, 0.35%, 12/7/2023	5,733,000	5,687,480
Series MTN, 0.50%, 4/26/2024	10,325,000	10,203,888
Series MTN, 1.60%, 4/24/2025	1,015,000	1,022,623
Series MTN, 1.85%, 1/27/2023	4,648,000	4,705,961
Series MTN, 2.10%, 10/24/2024	25,018,000	25,692,235
Series MTN, 2.20%, 8/16/2023 (b)	2,549,000	2,604,747
Series MTN, 3.45%, 8/11/2023	353,000	368,108
Series MTN, 3.50%, 4/28/2023	3,642,000	3,774,460
Bank of Nova Scotia:
0.40%, 9/15/2023	6,385,000	6,337,623
0.55%, 9/15/2023	3,931,000	3,908,986
0.65%, 7/31/2024	4,590,000	4,527,484
0.70%, 4/15/2024	12,553,000	12,432,868
0.80%, 6/15/2023	375,000	374,850
1.63%, 5/1/2023	21,967,000	22,218,742
1.95%, 2/1/2023	5,009,000	5,075,870
2.38%, 1/18/2023	3,507,000	3,569,916
3.40%, 2/11/2024	6,461,000	6,774,229
Barclays Bank PLC Series BKNT, 3.75%, 5/15/2024	3,777,000	4,007,624
Barclays PLC:
3.68%, 1/10/2023	7,706,000	7,709,699
4.38%, 9/11/2024	4,145,000	4,424,622
1 year CMT + 0.80%, 1.01%, 12/10/2024 (c)	4,985,000	4,948,310
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (c)	14,143,000	14,730,642
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (c)	27,669,000	29,122,729
BNP Paribas SA:
Series MTN, 3.25%, 3/3/2023	14,585,000	15,015,987
Security Description	Principal Amount	Value
Series MTN, 4.25%, 10/15/2024	$ 3,500,000	$ 3,773,770
BPCE SA 4.00%, 4/15/2024	2,494,000	2,655,237
Canadian Imperial Bank of Commerce:
0.45%, 6/22/2023	6,701,000	6,655,031
0.50%, 12/14/2023	12,331,000	12,182,411
0.95%, 6/23/2023	9,688,000	9,695,750
1.00%, 10/18/2024	12,004,000	11,895,724
3.10%, 4/2/2024	6,116,000	6,380,150
Series BKNT, 3.50%, 9/13/2023 (b)	3,850,000	4,024,982
Citibank NA Series BKNT, 3.65%, 1/23/2024	6,301,000	6,639,427
Citigroup, Inc.:
3.38%, 3/1/2023	1,105,000	1,137,266
3.75%, 6/16/2024 (b)	3,667,000	3,892,484
3.88%, 10/25/2023	2,069,000	2,180,664
4.00%, 8/5/2024	3,661,000	3,897,318
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (c)	13,960,000	14,582,616
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (c)	29,007,000	30,254,301
SOFR + 0.53%, 1.28%, 11/3/2025 (b) (c)	6,150,000	6,137,023
SOFR + 0.67%, 0.98%, 5/1/2025 (c)	11,490,000	11,407,502
SOFR + 0.69%, 0.78%, 10/30/2024 (c)	26,430,000	26,261,112
SOFR + 1.67%, 1.68%, 5/15/2024 (c)	27,100,000	27,395,390
Citizens Bank NA/Providence RI Series BKNT, 3.70%, 3/29/2023	3,125,000	3,224,937
Comerica Bank Series BKNT, 2.50%, 7/23/2024	4,484,000	4,632,017
Comerica, Inc. 3.70%, 7/31/2023	6,800,000	7,076,420
Cooperatieve Rabobank UA:
0.38%, 1/12/2024	7,637,000	7,542,607
2.75%, 1/10/2023	5,478,000	5,600,214
Credit Suisse AG:
0.50%, 2/2/2024	6,780,000	6,698,369
1.00%, 5/5/2023	14,183,000	14,219,876
Series FXD, 0.52%, 8/9/2023	7,670,000	7,619,148
Series MTN, 3.63%, 9/9/2024	32,827,000	34,821,897
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, 6/9/2023	12,509,000	12,965,954

See accompanying notes to financial statements.
200

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Deutsche Bank AG:
0.90%, 5/28/2024	$ 6,829,000	$ 6,770,680
3.70%, 5/30/2024	3,775,000	3,959,937
3.70%, 5/30/2024	4,573,000	4,793,144
3.95%, 2/27/2023	5,376,000	5,544,968
SOFR + 1.13%, 1.45%, 4/1/2025 (c)	7,594,000	7,550,107
SOFR + 2.16%, 2.22%, 9/18/2024 (c)	26,070,000	26,413,603
SOFR + 2.58%, 3.96%, 11/26/2025 (c)	5,150,000	5,447,052
Series E, 0.96%, 11/8/2023	5,529,000	5,515,233
Discover Bank:
2.45%, 9/12/2024	11,224,000	11,486,417
Series BKNT, 3.35%, 2/6/2023	3,980,000	4,075,918
Series BKNT, 4.20%, 8/8/2023	4,765,000	5,000,534
Fifth Third Bancorp:
1.63%, 5/5/2023	7,377,000	7,446,270
3.65%, 1/25/2024	8,691,000	9,111,471
4.30%, 1/16/2024	7,082,000	7,491,127
First Horizon Corp. 3.55%, 5/26/2023	4,167,000	4,295,052
First Republic Bank Series BKNT, SOFR + 0.62%, 1.91%, 2/12/2024 (c)	4,008,000	4,051,647
FNB Corp. 2.20%, 2/24/2023	4,559,000	4,602,538
Goldman Sachs Group, Inc.:
1.22%, 12/6/2023	10,250,000	10,273,780
3.20%, 2/23/2023	10,917,000	11,194,838
3.63%, 1/22/2023	13,476,000	13,867,613
3.63%, 2/20/2024	10,268,000	10,770,003
4.00%, 3/3/2024	15,770,000	16,729,131
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (c)	14,234,000	14,353,281
SOFR + 0.49%, 0.93%, 10/21/2024 (c)	25,145,000	25,037,882
SOFR + 0.51%, 0.66%, 9/10/2024 (c)	29,403,000	29,174,245
SOFR + 0.57%, 0.67%, 3/8/2024 (c)	24,597,000	24,497,874
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (c)	14,100,000	14,790,477
Series FXD, 0.48%, 1/27/2023	157,000	156,568
Series MTN, 3.85%, 7/8/2024	14,474,000	15,308,716
HSBC Holdings PLC:
4.25%, 3/14/2024	13,767,000	14,544,009
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (c)	$ 10,572,000	$ 10,762,507
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (c)	42,842,000	44,447,290
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (c)	13,860,000	14,553,693
SOFR + 0.53%, 0.73%, 8/17/2024 (c)	7,465,000	7,397,740
SOFR + 0.58%, 1.16%, 11/22/2024 (c)	13,500,000	13,460,175
SOFR + 0.71%, 0.98%, 5/24/2025 (c)	14,000,000	13,829,620
SOFR + 1.40%, 2.63%, 11/7/2025 (c)	6,000,000	6,161,280
HSBC USA, Inc. 3.50%, 6/23/2024	3,776,000	3,975,826
Huntington Bancshares, Inc. 2.63%, 8/6/2024	1,692,000	1,743,623
Huntington National Bank:
1.80%, 2/3/2023	5,863,000	5,915,708
Series BKNT, 3.55%, 10/6/2023	3,256,000	3,399,101
ING Groep NV:
3.55%, 4/9/2024	5,053,000	5,299,384
4.10%, 10/2/2023	18,395,000	19,357,058
Intesa Sanpaolo SpA 5.25%, 1/12/2024	3,926,000	4,215,346
JPMorgan Chase & Co.:
2.97%, 1/15/2023	6,297,000	6,447,058
3.38%, 5/1/2023	16,331,000	16,853,755
3.63%, 5/13/2024	6,991,000	7,398,715
3.88%, 2/1/2024	7,966,000	8,432,409
3.88%, 9/10/2024	20,414,000	21,725,395
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (c)	13,244,000	13,679,463
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (c)	25,606,000	26,686,829
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (c)	22,006,000	23,179,580
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	11,702,000	12,173,474
SOFR + 0.42%, 0.56%, 2/16/2025 (c)	6,963,000	6,868,303
SOFR + 0.49%, 0.77%, 8/9/2025 (c)	21,975,000	21,649,550
SOFR + 0.54%, 0.82%, 6/1/2025 (c)	10,430,000	10,308,803
SOFR + 0.58%, 0.70%, 3/16/2024 (c)	20,739,000	20,698,144

See accompanying notes to financial statements.
201

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.58%, 0.97%, 6/23/2025 (c)	$ 17,789,000	$ 17,625,341
SOFR + 0.60%, 0.65%, 9/16/2024 (c)	5,965,000	5,934,280
SOFR + 0.61%, 1.56%, 12/10/2025 (b) (c)	26,000,000	26,046,280
SOFR + 1.16%, 2.30%, 10/15/2025 (c)	2,700,000	2,759,994
SOFR + 1.46%, 1.51%, 6/1/2024 (c)	45,680,000	46,006,155
KeyBank NA:
SOFR + 0.32%, 0.43%, 6/14/2024 (c)	4,222,000	4,191,053
Series BKNT, 1.25%, 3/10/2023 (b)	9,567,000	9,625,646
Series BKNT, 3.38%, 3/7/2023	456,000	469,726
Series BKNT, SOFR + 0.34%, 0.42%, 1/3/2024 (c)	3,517,000	3,503,882
Lloyds Banking Group PLC:
3.90%, 3/12/2024	5,247,000	5,538,681
4.05%, 8/16/2023	11,462,000	12,005,413
4.50%, 11/4/2024	3,300,000	3,555,321
1 year CMT + 0.55%, 0.70%, 5/11/2024 (c)	9,176,000	9,136,176
1 year CMT + 3.50%, 3.87%, 7/9/2025 (c)	10,575,000	11,178,621
Series ., 3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (c)	17,274,000	17,551,420
M&T Bank Corp. 3.55%, 7/26/2023	18,425,000	19,129,388
Mitsubishi UFJ Financial Group, Inc.:
2.53%, 9/13/2023	1,974,000	2,025,265
2.67%, 7/25/2022	14,906,000	15,075,630
2.80%, 7/18/2024	6,794,000	7,040,690
3.41%, 3/7/2024	6,374,000	6,674,470
3.46%, 3/2/2023	20,848,000	21,466,769
3.76%, 7/26/2023	20,001,000	20,874,644
1 year CMT + 0.45%, 0.96%, 10/11/2025 (c)	1,455,000	1,434,979
1 year CMT + 0.68%, 0.85%, 9/15/2024 (c)	10,186,000	10,135,987
Mizuho Financial Group, Inc.:
3.55%, 3/5/2023	4,271,000	4,402,974
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (c)	566,000	591,312
SOFR - 0.87%, 0.85%, 9/8/2024 (c)	11,310,000	11,261,480
SOFR - 1.25%, 1.24%, 7/10/2024 (c)	8,641,000	8,661,911
SOFR + 1.24%, 2.84%, 7/16/2025 (c)	5,600,000	5,790,792
Security Description	Principal Amount	Value
SOFR + 1.36%, 2.56%, 9/13/2025 (c)	$ 1,800,000	$ 1,848,420
Morgan Stanley:
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (c)	41,073,000	42,509,734
SOFR + 0.53%, 0.79%, 5/30/2025 (c)	15,025,000	14,826,670
SOFR + 0.62%, 0.73%, 4/5/2024 (c)	12,950,000	12,908,689
Series F, 3.88%, 4/29/2024	24,788,000	26,299,820
Series GMTN, 3.13%, 1/23/2023	17,089,000	17,509,731
Series GMTN, 3.70%, 10/23/2024	21,185,000	22,567,109
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (c)	9,600,000	9,468,768
Series MTN, 4.10%, 5/22/2023	11,896,000	12,392,896
Series MTN, SOFR + 0.46%, 0.53%, 1/25/2024 (c)	19,116,000	19,051,006
Series MTN, SOFR + 0.51%, 0.79%, 1/22/2025 (c)	19,551,000	19,364,288
Series MTN, SOFR + 0.56%, 1.16%, 10/21/2025 (c)	18,830,000	18,665,426
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (c)	17,050,000	17,575,140
National Australia Bank, Ltd.:
2.88%, 4/12/2023 (b)	3,884,000	3,987,703
3.00%, 1/20/2023	3,385,000	3,467,594
3.63%, 6/20/2023	3,960,000	4,122,241
National Bank of Canada:
Series FXD, 0.75%, 8/6/2024	5,589,000	5,512,095
Series MTN, 2.10%, 2/1/2023	12,178,000	12,340,211
Series MTN, 1 year CMT + 0.40%, 0.55%, 11/15/2024 (c)	3,192,000	3,156,186
Natwest Group PLC:
3.88%, 9/12/2023	22,627,000	23,593,852
5.13%, 5/28/2024	8,943,000	9,646,099
6.00%, 12/19/2023	1,160,000	1,259,864
1 year CMT + 2.15%, 2.36%, 5/22/2024 (c)	3,850,000	3,911,561
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (c)	8,454,000	8,846,604
3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (c)	31,857,000	33,738,793
PNC Bank NA:
2.50%, 8/27/2024	10,078,000	10,414,001

See accompanying notes to financial statements.
202

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.80%, 7/25/2023	$ 937,000	$ 976,092
Series BKNT, 2.95%, 1/30/2023	11,228,000	11,480,855
Series BKNT, 3.30%, 10/30/2024 (b)	2,000,000	2,113,400
Series BKNT, 3.50%, 6/8/2023	1,147,000	1,189,944
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	3,150,000	3,232,971
3.50%, 1/23/2024	7,161,000	7,498,928
3.90%, 4/29/2024	4,199,000	4,445,103
Royal Bank of Canada:
0.65%, 7/29/2024	18,755,000	18,499,744
0.75%, 10/7/2024	9,000,000	8,909,280
Series GMTN, 0.43%, 1/19/2024	6,066,000	5,992,844
Series GMTN, 1.60%, 4/17/2023	6,486,000	6,558,189
Series GMTN, 1.95%, 1/17/2023	4,674,000	4,738,501
Series GMTN, 2.25%, 11/1/2024 (b)	12,000,000	12,335,280
Series GMTN, 2.55%, 7/16/2024	13,663,000	14,125,493
Series GMTN, 3.70%, 10/5/2023	2,485,000	2,606,019
Series MTN, 0.50%, 10/26/2023	13,264,000	13,173,672
Santander Holdings USA, Inc.:
3.40%, 1/18/2023	4,659,000	4,761,731
3.50%, 6/7/2024	9,635,000	10,047,185
Santander UK Group Holdings PLC:
3.57%, 1/10/2023	5,553,000	5,555,443
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (c)	7,347,000	7,506,577
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (c)	2,219,000	2,355,469
SOFR + 0.79%, 1.09%, 3/15/2025 (c)	20,264,000	20,083,042
Santander UK PLC:
2.10%, 1/13/2023	135,000	136,898
2.88%, 6/18/2024	1,650,000	1,708,113
4.00%, 3/13/2024	8,161,000	8,640,948
Sumitomo Mitsui Banking Corp.:
3.00%, 1/18/2023	11,000	11,248
3.95%, 7/19/2023	656,000	685,815
3.95%, 1/10/2024	2,516,000	2,656,091
Series GMTN, 3.40%, 7/11/2024	3,300,000	3,472,128
Security Description	Principal Amount	Value
Sumitomo Mitsui Financial Group, Inc.:
0.51%, 1/12/2024	$ 3,881,000	$ 3,835,127
2.45%, 9/27/2024	3,542,000	3,640,822
2.70%, 7/16/2024	19,999,000	20,665,167
3.10%, 1/17/2023	11,732,000	12,002,657
3.75%, 7/19/2023	10,390,000	10,830,120
3.94%, 10/16/2023	4,974,000	5,226,033
Svenska Handelsbanken AB Series BKNT, 3.90%, 11/20/2023	7,659,000	8,088,670
Synovus Bank SOFR + 0.95%, 2.29%, 2/10/2023 (c)	7,292,000	7,298,782
Toronto-Dominion Bank:
0.55%, 3/4/2024	12,830,000	12,691,308
1.25%, 12/13/2024 (b)	5,355,000	5,359,016
Series GMTN, 3.25%, 3/11/2024	6,872,000	7,196,221
Series GMTN, 3.50%, 7/19/2023 (b)	654,000	681,553
Series MTN, 0.30%, 6/2/2023	10,759,000	10,694,446
Series MTN, 0.45%, 9/11/2023	7,171,000	7,123,385
Series MTN, 0.70%, 9/10/2024 (b)	12,854,000	12,700,395
Series MTN, 2.65%, 6/12/2024	33,151,000	34,380,571
Truist Bank:
Series BKNT, 1.25%, 3/9/2023	13,869,000	13,947,915
Series BKNT, 2.15%, 12/6/2024	8,950,000	9,225,481
Series BKNT, 2.75%, 5/1/2023	539,000	552,621
Series BKNT, 3.00%, 2/2/2023	942,000	963,129
Series BKNT, 3 Month USD LIBOR + 0.74%, 3.69%, 8/2/2024 (c)	517,000	539,236
Series BNKT, 3.20%, 4/1/2024	10,913,000	11,425,147
Truist Financial Corp.:
Series MTN, 2.20%, 3/16/2023	253,000	257,091
Series MTN, 2.50%, 8/1/2024	19,017,000	19,640,377
Series MTN, 2.85%, 10/26/2024	3,057,000	3,195,910
Series MTN, 3.75%, 12/6/2023	10,640,000	11,183,491
US Bancorp:
2.40%, 7/30/2024	7,204,000	7,444,902
3.38%, 2/5/2024	11,187,000	11,730,688
Series MTN, 3.60%, 9/11/2024	6,472,000	6,875,982

See accompanying notes to financial statements.
203

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.70%, 1/30/2024 (b)	$ 3,293,000	$ 3,475,333
US Bank NA:
1.95%, 1/9/2023 (b)	4,300,000	4,354,782
Series BKNT, 2.85%, 1/23/2023	2,394,000	2,445,974
Series BKNT, 3.40%, 7/24/2023 (b)	7,053,000	7,331,382
Wells Fargo & Co.:
4.13%, 8/15/2023	11,937,000	12,522,868
4.48%, 1/16/2024	3,707,000	3,947,510
Series M, 3.45%, 2/13/2023	9,351,000	9,616,849
Series MTN, 3.30%, 9/9/2024	15,428,000	16,239,976
Series MTN, 3.75%, 1/24/2024	31,566,000	33,165,134
Series MTN, SOFR + 0.51%, 0.81%, 5/19/2025 (c)	3,570,000	3,530,016
Series MTN, SOFR + 1.09%, 2.41%, 10/30/2025 (c)	9,500,000	9,734,745
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (c)	39,737,000	40,070,393
Westpac Banking Corp.:
1.02%, 11/18/2024 (b)	9,500,000	9,464,850
2.00%, 1/13/2023	3,778,000	3,830,212
2.75%, 1/11/2023	6,935,000	7,082,507
3.30%, 2/26/2024	13,128,000	13,779,674
		2,865,568,691
BEVERAGES — 1.0%
Coca-Cola Co. 1.75%, 9/6/2024	583,000	594,544
Constellation Brands, Inc.:
3.20%, 2/15/2023	6,669,000	6,821,987
4.25%, 5/1/2023	5,452,000	5,686,327
4.75%, 11/15/2024	256,000	279,795
Diageo Capital PLC:
2.63%, 4/29/2023	6,682,000	6,821,520
3.50%, 9/18/2023	5,484,000	5,710,544
Diageo Captial PLC 2.13%, 10/24/2024	7,562,000	7,751,504
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023 (b)	500,000	512,035
Keurig Dr Pepper, Inc.:
0.75%, 3/15/2024	5,312,000	5,275,294
3.13%, 12/15/2023	4,387,000	4,552,258
4.06%, 5/25/2023	9,357,000	9,751,585
PepsiCo, Inc.:
0.40%, 10/7/2023	8,007,000	7,976,493
0.75%, 5/1/2023	5,404,000	5,415,294
2.75%, 3/1/2023	8,051,000	8,248,169
Security Description	Principal Amount	Value
3.60%, 3/1/2024	$ 6,922,000	$ 7,291,289
		82,688,638
BIOTECHNOLOGY — 0.7%
Amgen, Inc.:
2.25%, 8/19/2023	1,225,000	1,250,063
3.63%, 5/22/2024	7,331,000	7,726,141
Gilead Sciences, Inc.:
0.75%, 9/29/2023	11,157,000	11,106,013
2.50%, 9/1/2023	4,165,000	4,266,085
3.70%, 4/1/2024	10,764,000	11,308,443
Illumina, Inc. 0.55%, 3/23/2023	5,412,000	5,384,994
Royalty Pharma PLC 0.75%, 9/2/2023	11,623,000	11,548,264
		52,590,003
BUILDING MATERIALS — 0.2%
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	4,528,000	4,742,310
Lennox International, Inc. 3.00%, 11/15/2023	2,718,000	2,797,610
Martin Marietta Materials, Inc.:
0.65%, 7/15/2023	1,840,000	1,833,505
4.25%, 7/2/2024	3,234,000	3,449,999
		12,823,424
CHEMICALS — 1.0%
Air Products & Chemicals, Inc. 2.75%, 2/3/2023	10,000	10,218
Celanese US Holdings LLC 3.50%, 5/8/2024	5,747,000	6,004,121
DuPont de Nemours, Inc. 4.21%, 11/15/2023	27,268,000	28,834,819
Ecolab, Inc. 0.90%, 12/15/2023	2,940,000	2,944,116
FMC Corp. 4.10%, 2/1/2024	2,362,000	2,479,722
International Flavors & Fragrances, Inc. 3.20%, 5/1/2023	16,000	16,355
Linde, Inc. 2.70%, 2/21/2023	636,000	647,327
LYB International Finance B.V. 4.00%, 7/15/2023	7,548,000	7,886,452
LyondellBasell Industries NV 5.75%, 4/15/2024	8,113,000	8,835,300
Mosaic Co. 4.25%, 11/15/2023	3,997,000	4,202,526
Nutrien, Ltd. 1.90%, 5/13/2023	5,592,000	5,663,074
PPG Industries, Inc. 3.20%, 3/15/2023	3,017,000	3,094,115
Sherwin-Williams Co. 3.13%, 6/1/2024	5,934,000	6,200,733

See accompanying notes to financial statements.
204

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Westlake Chemical Corp. 0.88%, 8/15/2024	$ 2,251,000	$ 2,217,145
		79,036,023
COMMERCIAL SERVICES — 0.6%
Equifax, Inc.:
2.60%, 12/1/2024	5,450,000	5,639,987
3.95%, 6/15/2023	70,000	72,787
Global Payments, Inc.:
1.50%, 11/15/2024	5,460,000	5,461,638
3.75%, 6/1/2023	849,000	874,962
4.00%, 6/1/2023	4,680,000	4,863,830
IHS Markit, Ltd. 4.13%, 8/1/2023	640,000	668,218
J Paul Getty Trust Series 2021, 0.39%, 1/1/2024	100,000	98,950
Moody's Corp.:
2.63%, 1/15/2023	939,000	954,719
4.88%, 2/15/2024	3,774,000	4,037,388
PayPal Holdings, Inc.:
1.35%, 6/1/2023	5,332,000	5,376,789
2.40%, 10/1/2024	11,558,000	11,959,872
Quanta Services, Inc. 0.95%, 10/1/2024	2,590,000	2,559,956
RELX Capital, Inc. 3.50%, 3/16/2023	7,043,000	7,251,825
		49,820,921
COMPUTERS — 2.9%
Apple, Inc.:
0.75%, 5/11/2023	29,779,000	29,887,098
1.80%, 9/11/2024	5,816,000	5,940,521
2.10%, 9/12/2022	4,525,000	4,572,739
2.40%, 1/13/2023	3,816,000	3,881,864
2.40%, 5/3/2023	31,972,000	32,722,063
2.85%, 2/23/2023	7,970,000	8,146,854
2.85%, 5/11/2024	6,700,000	6,982,874
3.00%, 2/9/2024	9,854,000	10,266,488
3.45%, 5/6/2024	21,164,000	22,385,163
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024	7,058,000	7,494,396
5.45%, 6/15/2023	9,572,000	10,108,894
Genpact Luxembourg Sarl 3.38%, 12/1/2024	300,000	316,065
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	2,178,000	2,191,112
2.25%, 4/1/2023	6,997,000	7,106,503
4.45%, 10/2/2023	20,289,000	21,417,068
International Business Machines Corp.:
3.00%, 5/15/2024	22,525,000	23,527,137
3.38%, 8/1/2023	4,385,000	4,558,690
3.63%, 2/12/2024	17,317,000	18,249,174
Security Description	Principal Amount	Value
Leidos, Inc. 2.95%, 5/15/2023	$ 10,728,000	$ 10,985,150
		230,739,853
COSMETICS/PERSONAL CARE — 0.3%
Colgate-Palmolive Co.:
Series MTN, 1.95%, 2/1/2023	75,000	76,009
Series MTN, 2.10%, 5/1/2023	607,000	617,950
Series MTN, 3.25%, 3/15/2024 (b)	1,685,000	1,772,030
Estee Lauder Cos., Inc. 2.00%, 12/1/2024	1,500,000	1,538,040
Procter & Gamble Co. 3.10%, 8/15/2023 (b)	1,298,000	1,348,713
Unilever Capital Corp.:
0.38%, 9/14/2023	3,950,000	3,924,799
0.63%, 8/12/2024 (b)	3,948,000	3,923,523
2.60%, 5/5/2024	6,027,000	6,234,510
3.13%, 3/22/2023	879,000	902,724
3.25%, 3/7/2024	6,418,000	6,719,004
		27,057,302
DIVERSIFIED FINANCIAL SERVICES — 5.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.15%, 10/29/2023	12,610,000	12,557,164
1.65%, 10/29/2024	16,188,000	16,166,632
2.88%, 8/14/2024	9,049,000	9,307,168
3.15%, 2/15/2024	5,621,000	5,794,071
3.30%, 1/23/2023	5,498,000	5,615,107
4.13%, 7/3/2023	4,357,000	4,529,755
4.50%, 9/15/2023	9,081,000	9,530,509
4.88%, 1/16/2024	9,288,000	9,880,110
Series 3NC1, 1.75%, 10/29/2024	8,875,000	8,863,818
Affiliated Managers Group, Inc. 4.25%, 2/15/2024	2,094,000	2,226,550
Air Lease Corp.:
0.80%, 8/18/2024	6,250,000	6,125,688
2.25%, 1/15/2023 (b)	3,864,000	3,913,111
2.63%, 7/1/2022	3,393,000	3,420,008
2.75%, 1/15/2023	1,320,000	1,341,490
3.00%, 9/15/2023	1,466,000	1,505,230
3.88%, 7/3/2023	7,658,000	7,936,139
4.25%, 9/15/2024	3,050,000	3,246,664
Series MTN, 0.70%, 2/15/2024	3,043,000	2,997,629
Series MTN, 4.25%, 2/1/2024	3,522,000	3,712,364
Aircastle, Ltd.:
4.40%, 9/25/2023	1,505,000	1,576,563
5.00%, 4/1/2023	6,422,000	6,707,907

See accompanying notes to financial statements.
205

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Ally Financial, Inc.:
1.45%, 10/2/2023	$ 9,569,000	$ 9,602,204
3.05%, 6/5/2023	4,991,000	5,115,675
3.88%, 5/21/2024	10,395,000	10,956,434
5.13%, 9/30/2024	175,000	191,517
American Express Co.:
0.75%, 11/3/2023	8,390,000	8,373,052
2.50%, 7/30/2024	19,009,000	19,634,966
3.00%, 10/30/2024	11,127,000	11,663,766
3.40%, 2/27/2023	17,377,000	17,878,674
3.40%, 2/22/2024	17,154,000	17,966,413
3.63%, 12/5/2024	3,000,000	3,206,070
3.70%, 8/3/2023	5,250,000	5,472,968
Ameriprise Financial, Inc. 4.00%, 10/15/2023	1,313,000	1,383,613
BGC Partners, Inc.:
3.75%, 10/1/2024	1,900,000	1,981,358
5.38%, 7/24/2023	5,701,000	6,019,515
BlackRock, Inc. 3.50%, 3/18/2024	4,570,000	4,831,998
Blackstone Private Credit Fund:
1.75%, 9/15/2024 (d)	6,000,000	5,906,400
2.35%, 11/22/2024 (b) (d)	6,975,000	6,976,116
Brookfield Finance, Inc. 4.00%, 4/1/2024	5,498,000	5,806,933
Capital One Bank USA NA 3.38%, 2/15/2023	8,136,000	8,359,008
Capital One Financial Corp.:
2.60%, 5/11/2023	18,476,000	18,866,583
3.30%, 10/30/2024	8,598,000	9,063,410
3.50%, 6/15/2023	5,255,000	5,445,967
3.75%, 4/24/2024	3,738,000	3,941,908
3.90%, 1/29/2024	9,726,000	10,244,882
SOFR + 0.69%, 1.34%, 12/6/2024 (c)	9,350,000	9,408,811
Charles Schwab Corp 3.75%, 4/1/2024	1,013,000	1,069,019
Charles Schwab Corp.:
0.75%, 3/18/2024	9,629,000	9,585,669
2.65%, 1/25/2023	5,699,000	5,809,333
3.55%, 2/1/2024	3,565,000	3,743,464
Discover Financial Services 3.95%, 11/6/2024	3,550,000	3,778,549
Eaton Vance Corp. 3.63%, 6/15/2023	851,000	882,947
Intercontinental Exchange, Inc.:
0.70%, 6/15/2023	8,283,000	8,275,959
3.45%, 9/21/2023	165,000	171,585
4.00%, 10/15/2023	5,238,000	5,522,895
Invesco Finance PLC 4.00%, 1/30/2024	6,342,000	6,691,127
Mastercard, Inc. 3.38%, 4/1/2024	7,139,000	7,527,933
Security Description	Principal Amount	Value
Nasdaq, Inc. 4.25%, 6/1/2024	$ 15,000	$ 15,957
ORIX Corp. 4.05%, 1/16/2024	4,485,000	4,730,778
Synchrony Financial:
4.25%, 8/15/2024	8,114,000	8,599,379
4.38%, 3/19/2024	10,495,000	11,088,072
Western Union Co. 4.25%, 6/9/2023	1,576,000	1,641,782
		414,386,366
ELECTRIC — 4.5%
Alabama Power Co. Series 13-A, 3.55%, 12/1/2023	1,982,000	2,077,453
Ameren Corp. 2.50%, 9/15/2024	7,721,000	7,933,714
American Electric Power Co., Inc. Series M, 0.75%, 11/1/2023	5,219,000	5,190,348
Avangrid, Inc. 3.15%, 12/1/2024	1,950,000	2,042,625
Baltimore Gas & Electric Co. 3.35%, 7/1/2023	417,000	429,673
Berkshire Hathaway Energy Co.:
2.80%, 1/15/2023	4,070,000	4,153,028
3.75%, 11/15/2023	6,341,000	6,634,335
Black Hills Corp.:
1.04%, 8/23/2024	4,255,000	4,212,790
4.25%, 11/30/2023 (b)	1,454,000	1,528,968
CenterPoint Energy, Inc. 2.50%, 9/1/2024	9,565,000	9,834,542
Connecticut Light & Power Co. 2.50%, 1/15/2023	98,000	99,429
Consolidated Edison, Inc. Series A, 0.65%, 12/1/2023	3,769,000	3,740,393
Consumers Energy Co.:
0.35%, 6/1/2023	2,740,000	2,723,341
3.38%, 8/15/2023	729,000	753,473
Delmarva Power & Light Co. 3.50%, 11/15/2023	2,061,000	2,146,387
Dominion Energy, Inc. 3.07%, 8/15/2024 (c) (e)	13,627,000	14,120,434
DTE Electric Co. 3.65%, 3/15/2024	2,070,000	2,171,120
DTE Energy Co.:
2.25%, 11/1/2022	3,881,000	3,929,668
Series C, 2.53%, 10/1/2024	1,967,000	2,027,741
Duke Energy Carolinas LLC:
2.50%, 3/15/2023	1,218,000	1,238,840
3.05%, 3/15/2023	79,000	81,019

See accompanying notes to financial statements.
206

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Duke Energy Corp.:
3.75%, 4/15/2024	$ 12,033,000	$ 12,644,397
3.95%, 10/15/2023	3,343,000	3,492,131
Duke Energy Ohio, Inc. 3.80%, 9/1/2023	419,000	435,618
Duke Energy Progress LLC 3.38%, 9/1/2023	100,000	103,876
Edison International:
2.40%, 9/15/2022	3,786,000	3,818,370
2.95%, 3/15/2023	2,218,000	2,264,955
3.13%, 11/15/2022	4,526,000	4,593,211
3.55%, 11/15/2024	2,900,000	3,043,434
Emera US Finance L.P. 0.83%, 6/15/2024	5,022,000	4,924,925
Entergy Corp. 4.00%, 7/15/2022	4,258,000	4,308,372
Entergy Louisiana LLC:
0.62%, 11/17/2023	6,657,000	6,604,942
0.95%, 10/1/2024	5,280,000	5,237,232
4.05%, 9/1/2023	189,000	196,658
Evergy Metro, Inc. 3.15%, 3/15/2023	571,000	582,683
Evergy, Inc. 2.45%, 9/15/2024	7,404,000	7,591,247
Eversource Energy:
2.80%, 5/1/2023	201,000	204,702
Series L, 2.90%, 10/1/2024	4,052,000	4,202,815
Series N, 3.80%, 12/1/2023	5,823,000	6,111,355
Exelon Generation Co. LLC:
3.40%, 3/15/2022	4,535,000	4,550,056
4.25%, 6/15/2022	3,750,000	3,776,963
Florida Power & Light Co.:
2.75%, 6/1/2023	562,000	572,745
3.25%, 6/1/2024	2,393,000	2,495,492
Georgia Power Co.:
Series A, 2.10%, 7/30/2023	3,774,000	3,843,102
Series A, 2.20%, 9/15/2024	1,800,000	1,840,230
IPALCO Enterprises, Inc. 3.70%, 9/1/2024	6,000	6,287
ITC Holdings Corp. 3.65%, 6/15/2024	43,000	45,111
MidAmerican Energy Co. 3.50%, 10/15/2024	1,500,000	1,585,740
National Rural Utilities Cooperative Finance Corp.:
0.35%, 2/8/2024	8,163,000	8,035,902
2.70%, 2/15/2023	330,000	336,082
2.95%, 2/7/2024	5,321,000	5,512,822
3.40%, 11/15/2023	2,909,000	3,027,251
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	6,000	6,124
Security Description	Principal Amount	Value
Series D, 1.00%, 10/18/2024	$ 3,905,000	$ 3,885,436
NextEra Energy Capital Holdings, Inc. 0.65%, 3/1/2023	13,436,000	13,408,187
Northern States Power Co. 2.60%, 5/15/2023	297,000	301,440
NSTAR Electric Co. 2.38%, 10/15/2022	3,073,000	3,099,090
OGE Energy Corp. 0.70%, 5/26/2023	2,671,000	2,660,717
Oklahoma Gas & Electric Co. 0.55%, 5/26/2023	3,803,000	3,783,453
Oncor Electric Delivery Co. LLC 4.10%, 6/1/2022	2,439,000	2,452,756
Pacific Gas & Electric Co.:
1.37%, 3/10/2023	9,078,000	9,024,258
1.70%, 11/15/2023	3,290,000	3,288,223
3.25%, 6/15/2023	2,253,000	2,289,183
3.40%, 8/15/2024	2,750,000	2,836,488
3.75%, 2/15/2024	6,042,000	6,240,419
3.85%, 11/15/2023	4,346,000	4,468,774
4.25%, 8/1/2023	4,353,000	4,502,830
PacifiCorp 2.95%, 6/1/2023 (b)	456,000	467,008
Potomac Electric Power Co. 3.60%, 3/15/2024	91,000	95,280
Progress Energy, Inc. 3.15%, 4/1/2022	3,292,000	3,298,255
Public Service Co. of New Hampshire 3.50%, 11/1/2023	2,733,000	2,841,090
Public Service Electric & Gas Co.:
Series MTN, 2.38%, 5/15/2023	77,000	78,365
Series MTN, 3.25%, 9/1/2023	308,000	319,057
Public Service Enterprise Group, Inc.:
0.84%, 11/8/2023	3,843,000	3,827,935
2.88%, 6/15/2024	15,308,000	15,849,750
Southern California Edison Co.:
0.70%, 4/3/2023	4,209,000	4,195,910
1.10%, 4/1/2024	10,529,000	10,492,570
Series B, 2.40%, 2/1/2022 (b)	2,268,000	2,271,062
Series C, 3.50%, 10/1/2023	839,000	870,077
Series D, 3.40%, 6/1/2023	864,000	888,546
Series J, 0.70%, 8/1/2023	3,765,000	3,747,229
Series K, 0.98%, 8/1/2024	3,316,000	3,287,814
Southern Co.:
2.95%, 7/1/2023	22,914,000	23,483,184

See accompanying notes to financial statements.
207

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 21-A, 0.60%, 2/26/2024	$ 4,362,000	$ 4,309,394
Southwestern Public Service Co. 3.30%, 6/15/2024	1,479,000	1,540,793
Union Electric Co. 3.50%, 4/15/2024	5,000	5,233
Virginia Electric & Power Co.:
3.45%, 2/15/2024	1,003,000	1,045,387
Series C, 2.75%, 3/15/2023	1,687,000	1,719,306
WEC Energy Group, Inc.:
0.55%, 9/15/2023	11,282,000	11,195,580
0.80%, 3/15/2024	7,615,000	7,541,058
Wisconsin Electric Power Co. 2.05%, 12/15/2024	2,400,000	2,459,088
Xcel Energy, Inc. 0.50%, 10/15/2023	6,544,000	6,499,304
		357,633,680
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co. 2.63%, 2/15/2023	61,000	62,015
ELECTRONICS — 0.4%
Agilent Technologies, Inc. 3.88%, 7/15/2023	867,000	898,567
Allegion US Holding Co., Inc. 3.20%, 10/1/2024	1,062,000	1,104,289
Amphenol Corp. 3.20%, 4/1/2024	1,367,000	1,422,213
Arrow Electronics, Inc.:
3.25%, 9/8/2024	2,858,000	2,980,723
4.50%, 3/1/2023	1,913,000	1,968,764
Flex, Ltd. 5.00%, 2/15/2023	848,000	884,422
Honeywell International, Inc.:
2.30%, 8/15/2024	2,644,000	2,728,687
3.35%, 12/1/2023	2,129,000	2,227,615
Keysight Technologies, Inc. 4.55%, 10/30/2024	2,411,000	2,608,967
TD SYNNEX Corp. 1.25%, 8/9/2024 (d)	9,399,000	9,290,912
Trimble, Inc. 4.15%, 6/15/2023	897,000	933,203
Tyco Electronics Group SA 3.45%, 8/1/2024	1,511,000	1,584,117
		28,632,479
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
2.50%, 8/15/2024	14,990,000	15,427,408
4.75%, 5/15/2023	1,835,000	1,913,923
Waste Management, Inc. 2.40%, 5/15/2023	554,000	563,867
		17,905,198
Security Description	Principal Amount	Value
FOOD — 0.8%
Campbell Soup Co. 3.65%, 3/15/2023	$ 4,094,000	$ 4,220,423
Conagra Brands, Inc.:
0.50%, 8/11/2023	2,260,000	2,241,965
3.20%, 1/25/2023	3,744,000	3,813,863
4.30%, 5/1/2024	7,832,000	8,342,255
General Mills, Inc.:
3.65%, 2/15/2024	3,996,000	4,187,368
3.70%, 10/17/2023	5,554,000	5,812,650
Hershey Co.:
2.05%, 11/15/2024	61,000	62,577
3.38%, 5/15/2023	705,000	728,935
Hormel Foods Corp. 0.65%, 6/3/2024	4,150,000	4,118,750
Kellogg Co. 2.65%, 12/1/2023	4,006,000	4,130,066
Kroger Co.:
3.85%, 8/1/2023	3,969,000	4,124,108
4.00%, 2/1/2024	3,979,000	4,186,704
McCormick & Co., Inc. 3.15%, 8/15/2024	6,189,000	6,465,896
Tyson Foods, Inc.:
3.90%, 9/28/2023	3,079,000	3,219,064
3.95%, 8/15/2024	7,412,000	7,883,848
		63,538,472
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA 4.50%, 8/1/2024	70,000	74,377
Georgia-Pacific LLC 8.00%, 1/15/2024	15,757,000	17,924,848
		17,999,225
GAS — 0.4%
Atmos Energy Corp. 0.63%, 3/9/2023	4,905,000	4,892,149
CenterPoint Energy Resources Corp. 0.70%, 3/2/2023	3,830,000	3,813,110
Eastern Energy Gas Holdings LLC:
3.55%, 11/1/2023	971,000	1,011,025
Series A, 2.50%, 11/15/2024	4,800,000	4,963,248
National Fuel Gas Co. 3.75%, 3/1/2023	376,000	384,170
ONE Gas, Inc.:
0.85%, 3/11/2023	6,360,000	6,346,707
1.10%, 3/11/2024	7,619,000	7,558,353
3.61%, 2/1/2024	1,000,000	1,041,380
Southern California Gas Co. 3.15%, 9/15/2024	503,000	526,244

See accompanying notes to financial statements.
208

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Southern Co. Gas Capital Corp. 2.45%, 10/1/2023	$ 1,000,000	$ 1,022,420
		31,558,806
HEALTH CARE PRODUCTS — 1.2%
Abbott Laboratories 3.40%, 11/30/2023	4,963,000	5,185,988
Baxter International, Inc.:
0.87%, 12/1/2023 (d)	11,275,000	11,229,223
1.32%, 11/29/2024 (d)	10,585,000	10,576,214
Boston Scientific Corp. 3.45%, 3/1/2024	10,481,000	10,963,126
DH Europe Finance II Sarl 2.20%, 11/15/2024	10,420,000	10,655,388
PerkinElmer, Inc.:
0.55%, 9/15/2023	3,407,000	3,380,255
0.85%, 9/15/2024	4,315,000	4,254,331
Stryker Corp.:
0.60%, 12/1/2023	3,718,000	3,695,060
3.38%, 5/15/2024	3,645,000	3,812,087
Thermo Fisher Scientific, Inc.:
0.80%, 10/18/2023	11,776,000	11,737,964
1.22%, 10/18/2024	10,815,000	10,806,781
Zimmer Biomet Holdings, Inc. 1.45%, 11/22/2024	7,065,000	7,049,810
		93,346,227
HEALTH CARE SERVICES — 2.0%
Aetna, Inc.:
2.80%, 6/15/2023	10,598,000	10,858,923
3.50%, 11/15/2024	6,000,000	6,338,280
Anthem, Inc.:
0.45%, 3/15/2023	6,591,000	6,570,041
3.30%, 1/15/2023	5,745,000	5,900,402
3.35%, 12/1/2024	23,113,000	24,421,196
3.50%, 8/15/2024	8,649,000	9,134,295
CommonSpirit Health:
2.76%, 10/1/2024	4,227,000	4,365,434
2.95%, 11/1/2022 (b)	3,845,000	3,911,249
Dignity Health 3.13%, 11/1/2022	501,000	509,687
HCA, Inc.:
4.75%, 5/1/2023	8,912,000	9,338,528
5.00%, 3/15/2024	19,481,000	20,957,660
Humana, Inc.:
0.65%, 8/3/2023	2,750,000	2,737,158
2.90%, 12/15/2022	5,919,000	6,033,947
3.15%, 12/1/2022	3,850,000	3,912,793
3.85%, 10/1/2024	724,000	768,649
Laboratory Corp. of America Holdings:
2.30%, 12/1/2024	1,700,000	1,743,758
3.25%, 9/1/2024	7,605,000	7,960,762
4.00%, 11/1/2023	3,910,000	4,088,570
Quest Diagnostics, Inc. 4.25%, 4/1/2024	132,000	139,614
Security Description	Principal Amount	Value
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	$ 4,025,000	$ 4,151,787
UnitedHealth Group, Inc.:
0.55%, 5/15/2024	4,685,000	4,647,333
2.38%, 8/15/2024	5,522,000	5,717,755
2.75%, 2/15/2023	3,997,000	4,068,866
2.88%, 3/15/2023	4,203,000	4,314,800
3.50%, 6/15/2023	3,720,000	3,864,596
3.50%, 2/15/2024	3,614,000	3,805,723
		160,261,806
HOME BUILDERS — 0.5%
DR Horton, Inc.:
2.50%, 10/15/2024	2,112,000	2,178,528
4.38%, 9/15/2022	3,309,000	3,362,738
4.75%, 2/15/2023	1,621,000	1,674,331
5.75%, 8/15/2023	9,683,000	10,304,649
Lennar Corp.:
4.50%, 4/30/2024	14,321,000	15,226,803
4.88%, 12/15/2023	2,337,000	2,481,824
5.88%, 11/15/2024	3,103,000	3,432,352
		38,661,225
HOME FURNISHINGS — 0.0% (a)
Whirlpool Corp. 4.00%, 3/1/2024	1,077,000	1,140,812
HOUSEHOLD PRODUCTS & WARES — 0.1%
Avery Dennison Corp. 0.85%, 8/15/2024	2,885,000	2,843,023
Clorox Co. 3.50%, 12/15/2024	700,000	745,787
Kimberly-Clark Corp. 2.40%, 6/1/2023	198,000	202,709
		3,791,519
INSURANCE — 1.4%
Aflac, Inc. 3.63%, 11/15/2024	2,000,000	2,137,220
Allstate Corp. 3.15%, 6/15/2023	7,051,000	7,291,862
American International Group, Inc. 4.13%, 2/15/2024	6,169,000	6,550,985
Aon Corp. 2.20%, 11/15/2022	3,854,000	3,904,102
Aon PLC:
3.50%, 6/14/2024	3,891,000	4,090,764
4.00%, 11/27/2023	1,071,000	1,122,205
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023	1,996,000	2,117,317
Assurant, Inc. 4.20%, 9/27/2023	351,000	368,764
Assured Guaranty US Holdings, Inc. 5.00%, 7/1/2024 (b)	3,918,000	4,250,677

See accompanying notes to financial statements.
209

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Berkshire Hathaway, Inc.:
2.75%, 3/15/2023 (b)	$ 11,756,000	$ 12,011,105
3.00%, 2/11/2023	3,789,000	3,886,112
Chubb INA Holdings, Inc.:
2.70%, 3/13/2023	3,979,000	4,074,775
3.35%, 5/15/2024	3,644,000	3,845,659
CNA Financial Corp. 3.95%, 5/15/2024	1,023,000	1,079,787
Equitable Holdings, Inc. 3.90%, 4/20/2023	3,781,000	3,916,927
Jackson Financial, Inc. 1.13%, 11/22/2023 (d)	5,585,000	5,576,511
Lincoln National Corp. 4.00%, 9/1/2023	565,000	592,470
Loews Corp. 2.63%, 5/15/2023	745,000	760,392
Marsh & McLennan Cos., Inc.:
3.30%, 3/14/2023	2,436,000	2,498,824
3.50%, 6/3/2024	4,569,000	4,820,889
3.88%, 3/15/2024	10,788,000	11,417,156
MetLife, Inc.:
3.60%, 4/10/2024	4,987,000	5,274,949
Series D, 4.37%, 9/15/2023	7,538,000	7,975,656
Principal Financial Group, Inc. 3.13%, 5/15/2023	2,270,000	2,337,555
Prudential Financial, Inc.:
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (c)	58,000	61,033
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (c)	11,000	11,450
Reinsurance Group of America, Inc. Series MTN, 4.70%, 9/15/2023	199,000	210,399
Unum Group 4.00%, 3/15/2024	4,469,000	4,718,013
Voya Financial, Inc. 3 Month USD LIBOR + 3.58%, 5.65%, 5/15/2053 (c)	380,000	395,132
W R Berkley Corp. 4.63%, 3/15/2022	2,548,000	2,567,365
Willis North America, Inc. 3.60%, 5/15/2024	3,912,000	4,099,854
		113,965,909
INTERNET — 1.4%
Alibaba Group Holding, Ltd.:
2.80%, 6/6/2023	428,000	437,484
3.60%, 11/28/2024	4,100,000	4,315,906
Alphabet, Inc. 3.38%, 2/25/2024	4,792,000	5,056,997
Amazon.com, Inc.:
0.25%, 5/12/2023	6,346,000	6,320,172
Security Description	Principal Amount	Value
0.40%, 6/3/2023	$ 7,288,000	$ 7,265,844
0.45%, 5/12/2024	15,691,000	15,534,561
2.40%, 2/22/2023	8,265,000	8,421,043
2.80%, 8/22/2024	11,389,000	11,919,386
3.80%, 12/5/2024	7,050,000	7,554,639
Baidu, Inc.:
3.50%, 11/28/2022	5,328,000	5,439,941
3.88%, 9/29/2023	5,962,000	6,205,369
4.38%, 5/14/2024	1,482,000	1,577,248
Booking Holdings, Inc. 2.75%, 3/15/2023	8,225,000	8,404,552
eBay, Inc.:
2.75%, 1/30/2023	5,027,000	5,121,558
3.45%, 8/1/2024	4,318,000	4,535,498
Expedia Group, Inc.:
3.60%, 12/15/2023	4,910,000	5,104,436
4.50%, 8/15/2024	3,826,000	4,085,441
Weibo Corp. 3.50%, 7/5/2024	4,209,000	4,324,327
		111,624,402
INVESTMENT COMPANY SECURITY — 0.8%
Ares Capital Corp.:
3.50%, 2/10/2023 (b)	7,327,000	7,497,353
4.20%, 6/10/2024	9,645,000	10,192,354
Blackstone Secured Lending Fund 3.65%, 7/14/2023	7,455,000	7,683,794
FS KKR Capital Corp.:
1.65%, 10/12/2024	12,835,000	12,604,997
4.63%, 7/15/2024	1,110,000	1,170,184
Golub Capital BDC, Inc. 3.38%, 4/15/2024	12,745,000	13,078,409
Main Street Capital Corp. 3.00%, 7/14/2026	4,000,000	4,012,440
Owl Rock Capital Corp. 5.25%, 4/15/2024	5,805,000	6,196,663
Sixth Street Specialty Lending, Inc. 3.88%, 11/1/2024	2,250,000	2,352,262
		64,788,456
IRON/STEEL — 0.0% (a)
Nucor Corp. 4.00%, 8/1/2023	1,523,000	1,588,230
Reliance Steel & Aluminum Co. 4.50%, 4/15/2023	910,000	943,115
		2,531,345
LEISURE TIME — 0.1%
Brunswick Corp. 0.85%, 8/18/2024	4,766,000	4,699,991
LODGING — 0.3%
Hyatt Hotels Corp.:
1.30%, 10/1/2023	2,125,000	2,126,041
1.80%, 10/1/2024	2,915,000	2,918,498

See accompanying notes to financial statements.
210

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 7/15/2023	$ 2,446,000	$ 2,505,267
Las Vegas Sands Corp. 3.20%, 8/8/2024	14,733,000	14,971,822
Marriott International, Inc.:
3.60%, 4/15/2024	583,000	610,558
Series Z, 4.15%, 12/1/2023 (b)	2,738,000	2,871,861
		26,004,047
MACHINERY, CONSTRUCTION & MINING — 0.9%
Caterpillar Financial Services Corp.:
0.25%, 3/1/2023	8,579,000	8,532,330
0.65%, 7/7/2023	4,728,000	4,726,582
Series MTN, 0.45%, 9/14/2023	12,384,000	12,321,337
Series MTN, 0.45%, 5/17/2024	5,101,000	5,036,013
Series MTN, 0.60%, 9/13/2024	8,579,000	8,474,594
Series MTN, 2.15%, 11/8/2024 (b)	6,484,000	6,674,954
Series MTN, 2.63%, 3/1/2023 (b)	612,000	625,654
Series MTN, 2.85%, 5/17/2024	3,989,000	4,163,200
Series MTN, 3.25%, 12/1/2024	2,450,000	2,599,695
Series MTN, 3.30%, 6/9/2024	3,782,000	3,982,257
Series MTN, 3.45%, 5/15/2023	2,099,000	2,175,655
Series MTN, 3.65%, 12/7/2023	3,672,000	3,866,726
Series MTN, 3.75%, 11/24/2023	20,000	21,101
Caterpillar, Inc. 3.40%, 5/15/2024	10,465,000	11,003,110
		74,203,208
MACHINERY-DIVERSIFIED — 1.2%
CNH Industrial Capital LLC:
1.95%, 7/2/2023	8,237,000	8,344,657
4.20%, 1/15/2024	3,863,000	4,082,611
CNH Industrial NV 4.50%, 8/15/2023	8,759,000	9,210,264
Crane Co. 4.45%, 12/15/2023	2,223,000	2,344,220
John Deere Capital Corp.:
2.80%, 1/27/2023	3,939,000	4,027,391
3.65%, 10/12/2023	2,941,000	3,087,315
Series GMTN, 3.45%, 6/7/2023	214,000	222,038
Series MTN, 0.25%, 1/17/2023	4,018,000	4,006,991
Series MTN, 0.40%, 10/10/2023	9,054,000	9,003,660
Security Description	Principal Amount	Value
Series MTN, 0.45%, 1/17/2024	$ 6,770,000	$ 6,702,503
Series MTN, 0.45%, 6/7/2024	5,299,000	5,230,325
Series MTN, 0.63%, 9/10/2024	3,300,000	3,266,472
Series MTN, 0.70%, 7/5/2023	3,838,000	3,836,772
Series MTN, 1.20%, 4/6/2023	3,897,000	3,919,447
Series MTN, 2.60%, 3/7/2024	2,919,000	3,020,464
Series MTN, 2.65%, 6/24/2024	1,405,000	1,458,741
Series MTN, 2.70%, 1/6/2023	3,895,000	3,974,731
Series MTN, 2.80%, 3/6/2023	4,958,000	5,084,330
Series MTN, 3.35%, 6/12/2024	1,917,000	2,026,173
Series MTN, 3.45%, 1/10/2024	3,292,000	3,457,094
Rockwell Automation, Inc. 0.35%, 8/15/2023 (b)	2,940,000	2,922,919
Westinghouse Air Brake Technologies Corp. 4.40%, 3/15/2024	3,760,000	3,985,863
		93,214,981
MEDIA — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Class USD, 4.50%, 2/1/2024	7,142,000	7,592,375
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	9,919,000	10,681,969
Comcast Corp. 3.70%, 4/15/2024	16,315,000	17,338,277
Discovery Communications LLC:
2.95%, 3/20/2023	4,322,000	4,420,801
3.80%, 3/13/2024	9,676,000	10,157,865
3.90%, 11/15/2024	4,579,000	4,866,561
Fox Corp. 4.03%, 1/25/2024	7,552,000	7,976,876
Thomson Reuters Corp. 4.30%, 11/23/2023	3,239,000	3,406,780
Time Warner Entertainment Co. L.P. 8.38%, 3/15/2023	1,175,000	1,276,543
ViacomCBS, Inc.:
3.70%, 8/15/2024	3,911,000	4,144,056
3.88%, 4/1/2024	2,997,000	3,151,675

See accompanying notes to financial statements.
211

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Walt Disney Co.:
1.75%, 8/30/2024	$ 23,307,000	$ 23,711,610
3.70%, 9/15/2024	123,000	130,289
		98,855,677
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp. 2.50%, 1/15/2023	3,683,000	3,740,381
MINING — 0.1%
BHP Billiton Finance USA, Ltd. 3.85%, 9/30/2023	80,000	84,133
Kinross Gold Corp. 5.95%, 3/15/2024	4,010,000	4,351,251
		4,435,384
MISCELLANEOUS MANUFACTURER — 0.5%
3M Co.:
1.75%, 2/14/2023	3,570,000	3,606,914
Series MTN, 2.25%, 3/15/2023	4,843,000	4,924,895
Series MTN, 3.25%, 2/14/2024	4,277,000	4,473,100
Carlisle Cos., Inc. 0.55%, 9/1/2023	1,589,000	1,576,765
Illinois Tool Works, Inc. 3.50%, 3/1/2024	3,788,000	3,968,763
Parker-Hannifin Corp. 2.70%, 6/14/2024	12,870,000	13,299,858
Trane Technologies Global Holding Co. Ltd. 4.25%, 6/15/2023	2,652,000	2,775,822
Trane Technologies Luxembourg Finance SA 3.55%, 11/1/2024	2,500,000	2,645,675
		37,271,792
OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
CDW LLC/CDW Finance Corp. 5.50%, 12/1/2024	1,750,000	1,915,673
OIL & GAS — 3.6%
BP Capital Markets America, Inc.:
2.75%, 5/10/2023	5,465,000	5,603,592
3.79%, 2/6/2024	8,138,000	8,589,496
BP Capital Markets PLC:
2.75%, 5/10/2023	751,000	769,865
3.54%, 11/4/2024 (b)	5,350,000	5,694,915
3.81%, 2/10/2024	6,651,000	7,018,800
3.99%, 9/26/2023	7,361,000	7,748,851
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	6,145,000	6,258,805
3.80%, 4/15/2024 (b)	3,097,000	3,247,545
Chevron Corp.:
1.14%, 5/11/2023	21,887,000	22,028,171
Security Description	Principal Amount	Value
2.57%, 5/16/2023	$ 4,468,000	$ 4,565,313
2.90%, 3/3/2024	5,619,000	5,847,412
3.19%, 6/24/2023	9,935,000	10,250,635
Chevron USA, Inc.:
0.43%, 8/11/2023 (b)	4,038,000	4,027,340
3.90%, 11/15/2024	2,830,000	3,035,798
Cimarex Energy Co. 4.38%, 6/1/2024	59,000	61,133
Continental Resources, Inc. 3.80%, 6/1/2024	8,634,000	9,012,515
Coterra Energy, Inc. 4.38%, 6/1/2024 (d)	4,830,000	5,114,729
Devon Energy Corp. 5.25%, 9/15/2024	6,455,000	6,976,306
Diamondback Energy, Inc. 2.88%, 12/1/2024	7,800,000	8,097,804
EOG Resources, Inc. 2.63%, 3/15/2023 (b)	8,716,000	8,866,525
Exxon Mobil Corp.:
1.57%, 4/15/2023	23,023,000	23,286,613
2.02%, 8/16/2024	5,494,000	5,632,284
2.73%, 3/1/2023	6,558,000	6,697,095
3.18%, 3/15/2024	6,117,000	6,396,730
Hess Corp. 3.50%, 7/15/2024	6,913,000	7,217,587
HollyFrontier Corp. 2.63%, 10/1/2023	3,999,000	4,077,820
Marathon Petroleum Corp. 3.63%, 9/15/2024	2,417,000	2,544,980
Phillips 66:
0.90%, 2/15/2024	4,499,000	4,469,802
3.70%, 4/6/2023	6,884,000	7,119,984
Pioneer Natural Resources Co.:
0.55%, 5/15/2023	3,604,000	3,590,773
0.75%, 1/15/2024	4,194,000	4,146,188
Shell International Finance B.V.:
0.38%, 9/15/2023	15,648,000	15,564,283
2.00%, 11/7/2024 (b)	7,480,000	7,669,319
3.50%, 11/13/2023	10,030,000	10,512,343
Suncor Energy, Inc. 2.80%, 5/15/2023	3,917,000	4,009,167
TotalEnergies Capital International SA:
2.70%, 1/25/2023	8,657,000	8,845,636
3.70%, 1/15/2024	6,409,000	6,757,906
3.75%, 4/10/2024	12,928,000	13,723,460
TotalEnergies Capital SA 2.75%, 7/15/2023	6,923,000	7,125,706
		282,203,226
OIL & GAS SERVICES — 0.4%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
1.23%, 12/15/2023	3,650,000	3,666,169

See accompanying notes to financial statements.
212

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.77%, 12/15/2022	$ 10,335,000	$ 10,538,910
Halliburton Co. 3.50%, 8/1/2023	3,752,000	3,875,891
Schlumberger Investment SA 3.65%, 12/1/2023	11,261,000	11,762,903
		29,843,873
PACKAGING & CONTAINERS — 0.2%
Berry Global, Inc. 0.95%, 2/15/2024	10,037,000	9,935,024
Packaging Corp. of America 3.65%, 9/15/2024	2,700,000	2,853,657
WestRock RKT LLC 4.00%, 3/1/2023	3,396,000	3,488,270
WRKCo, Inc. 3.00%, 9/15/2024	3,022,000	3,152,097
		19,429,048
PHARMACEUTICALS — 5.1%
AbbVie, Inc.:
2.30%, 11/21/2022	31,171,000	31,613,005
2.60%, 11/21/2024	19,672,000	20,403,208
2.85%, 5/14/2023	5,030,000	5,144,131
3.75%, 11/14/2023	4,659,000	4,883,238
3.85%, 6/15/2024	3,098,000	3,275,422
AmerisourceBergen Corp.:
0.74%, 3/15/2023	8,164,000	8,143,835
3.40%, 5/15/2024	4,338,000	4,536,767
Astrazeneca Finance LLC 0.70%, 5/28/2024	22,297,000	22,124,421
AstraZeneca PLC:
0.30%, 5/26/2023	6,564,000	6,526,716
3.50%, 8/17/2023 (b)	6,819,000	7,113,103
Becton Dickinson & Co.:
3.36%, 6/6/2024	9,599,000	10,050,441
3.73%, 12/15/2024	3,200,000	3,403,584
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023	16,165,000	16,082,720
2.75%, 2/15/2023 (b)	1,733,000	1,769,878
2.90%, 7/26/2024	28,221,000	29,502,233
3.25%, 2/20/2023	3,758,000	3,858,677
3.25%, 11/1/2023	3,830,000	3,998,290
3.63%, 5/15/2024	20,000	21,090
Cardinal Health, Inc.:
3.08%, 6/15/2024	17,681,000	18,336,435
3.20%, 3/15/2023	2,495,000	2,559,246
Cigna Corp.:
0.61%, 3/15/2024	3,963,000	3,924,400
3.00%, 7/15/2023	4,822,000	4,961,838
3.50%, 6/15/2024	2,327,000	2,442,582
3.75%, 7/15/2023	10,734,000	11,172,162
CVS Health Corp.:
2.63%, 8/15/2024	8,268,000	8,564,242
3.38%, 8/12/2024	2,061,000	2,166,152
4.00%, 12/5/2023	3,958,000	4,155,781
Security Description	Principal Amount	Value
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023	$ 11,897,000	$ 11,846,676
3.00%, 6/1/2024	6,779,000	7,080,666
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	6,240,000	6,394,128
3.38%, 5/15/2023	6,446,000	6,675,993
Johnson & Johnson:
2.05%, 3/1/2023	891,000	903,991
3.38%, 12/5/2023	2,944,000	3,091,023
McKesson Corp.:
2.70%, 12/15/2022	1,736,000	1,760,339
2.85%, 3/15/2023	1,000,000	1,018,170
3.80%, 3/15/2024	172,000	180,686
Merck & Co., Inc.:
2.80%, 5/18/2023	13,226,000	13,619,474
2.90%, 3/7/2024	5,558,000	5,790,158
Mylan, Inc. 4.20%, 11/29/2023	8,480,000	8,893,230
Novartis Capital Corp. 3.40%, 5/6/2024	21,091,000	22,255,012
Pfizer, Inc.:
2.95%, 3/15/2024	3,818,000	3,974,462
3.00%, 6/15/2023	7,487,000	7,742,232
3.20%, 9/15/2023	3,667,000	3,813,497
3.40%, 5/15/2024	8,834,000	9,353,351
Sanofi 3.38%, 6/19/2023	1,709,000	1,771,071
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	21,278,000	21,879,103
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023	15,213,000	16,099,462
Wyeth LLC 6.45%, 2/1/2024	3,611,000	4,006,080
Zoetis, Inc. 3.25%, 2/1/2023	8,203,000	8,360,908
		407,243,309
PIPELINES — 3.6%
Boardwalk Pipelines L.P. 4.95%, 12/15/2024	3,150,000	3,413,812
Cheniere Corpus Christi Holdings LLC 7.00%, 6/30/2024	13,459,000	14,897,498
Enable Midstream Partners L.P. 3.90%, 5/15/2024	10,695,000	11,175,205
Enbridge, Inc.:
0.55%, 10/4/2023 (b)	4,583,000	4,553,119
3.50%, 6/10/2024	3,299,000	3,453,261
4.00%, 10/1/2023	4,680,000	4,888,166
Energy Transfer L.P.:
3.45%, 1/15/2023	2,384,000	2,426,626
3.60%, 2/1/2023	3,807,000	3,885,500
4.25%, 3/15/2023	11,624,000	11,958,190
4.25%, 4/1/2024	7,486,000	7,871,978

See accompanying notes to financial statements.
213

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 4/15/2024	$ 17,625,000	$ 18,704,531
4.90%, 2/1/2024	2,635,000	2,792,494
5.88%, 1/15/2024	10,976,000	11,844,202
Series 5Y, 4.20%, 9/15/2023	2,885,000	3,012,603
Energy Transfer L.P./Regency Energy Finance Corp. 4.50%, 11/1/2023	4,574,000	4,798,355
Enterprise Products Operating LLC:
3.35%, 3/15/2023	8,894,000	9,108,790
3.90%, 2/15/2024	3,584,000	3,767,465
Kinder Morgan Energy Partners L.P.:
3.45%, 2/15/2023	3,570,000	3,647,862
3.50%, 9/1/2023	1,274,000	1,317,685
4.15%, 2/1/2024	3,920,000	4,124,820
4.25%, 9/1/2024	3,907,000	4,168,261
4.30%, 5/1/2024	3,784,000	4,016,262
Kinder Morgan, Inc.:
3.15%, 1/15/2023	16,089,000	16,457,921
5.63%, 11/15/2023 (d)	3,985,000	4,259,646
MPLX L.P.:
3.38%, 3/15/2023	6,666,000	6,836,850
3.50%, 12/1/2022	1,258,000	1,284,720
4.50%, 7/15/2023	6,582,000	6,856,733
4.88%, 12/1/2024	8,078,000	8,778,686
ONEOK Partners L.P. 5.00%, 9/15/2023	2,054,000	2,164,259
ONEOK, Inc.:
2.75%, 9/1/2024	100,000	103,019
7.50%, 9/1/2023	403,000	438,565
Phillips 66 Partners L.P. 2.45%, 12/15/2024	2,650,000	2,714,395
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023 (b)	6,027,000	6,113,849
3.60%, 11/1/2024	7,265,000	7,599,408
3.65%, 6/1/2022	2,935,000	2,948,736
Sabine Pass Liquefaction LLC:
5.63%, 4/15/2023	2,449,000	2,563,393
5.75%, 5/15/2024	21,767,000	23,677,272
Spectra Energy Partners L.P. 4.75%, 3/15/2024	5,117,000	5,459,276
TransCanada PipeLines, Ltd.:
1.00%, 10/12/2024 (b)	7,720,000	7,666,114
3.75%, 10/16/2023	4,340,000	4,520,978
Williams Cos., Inc.:
3.60%, 3/15/2022	9,010,000	9,018,740
3.70%, 1/15/2023	4,530,000	4,628,346
4.30%, 3/4/2024	3,341,000	3,532,473
4.50%, 11/15/2023	4,942,000	5,210,005
4.55%, 6/24/2024	10,114,000	10,838,466
		283,498,535
Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 2.4%
American Campus Communities Operating Partnership L.P.:
3.75%, 4/15/2023	$ 1,555,000	$ 1,597,949
4.13%, 7/1/2024	500,000	534,475
American Tower Corp.:
0.60%, 1/15/2024	5,712,000	5,653,623
3.00%, 6/15/2023	10,593,000	10,891,723
3.38%, 5/15/2024	13,121,000	13,713,544
3.50%, 1/31/2023	8,884,000	9,124,756
5.00%, 2/15/2024	4,608,000	4,960,420
AvalonBay Communities, Inc. Series GMTN, 4.20%, 12/15/2023	3,885,000	4,098,248
Boston Properties L.P.:
3.13%, 9/1/2023	60,000	61,787
3.80%, 2/1/2024	4,342,000	4,540,994
Brixmor Operating Partnership L.P. 3.65%, 6/15/2024	273,000	286,432
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	7,439,000	7,698,695
Crown Castle International Corp.:
3.15%, 7/15/2023	5,217,000	5,375,440
3.20%, 9/1/2024	11,551,000	12,073,221
CyrusOne L.P./CyrusOne Finance Corp. 2.90%, 11/15/2024	4,150,000	4,292,677
Duke Realty L.P. 3.75%, 12/1/2024	100,000	106,022
Equinix, Inc. 2.63%, 11/18/2024	10,215,000	10,537,998
Essex Portfolio L.P.:
3.25%, 5/1/2023	3,719,000	3,809,744
3.88%, 5/1/2024	3,676,000	3,870,019
Federal Realty Investment Trust 3.95%, 1/15/2024	4,681,000	4,904,845
GLP Capital L.P./GLP Financing II, Inc.:
3.35%, 9/1/2024	1,600,000	1,659,120
5.38%, 11/1/2023	1,960,000	2,081,579
Host Hotels & Resorts L.P. 3.88%, 4/1/2024	8,235,000	8,616,528
Kimco Realty Corp.:
2.70%, 3/1/2024	1,999,000	2,054,052
3.13%, 6/1/2023	2,164,000	2,218,771
Mid-America Apartments L.P.:
3.75%, 6/15/2024	3,100,000	3,264,517
4.30%, 10/15/2023	130,000	136,174
Office Properties Income Trust 4.25%, 5/15/2024	196,000	204,538

See accompanying notes to financial statements.
214

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Omega Healthcare Investors, Inc.:
4.38%, 8/1/2023	$ 363,000	$ 378,406
4.95%, 4/1/2024	2,315,000	2,472,212
Piedmont Operating Partnership L.P. 3.40%, 6/1/2023	8,382,000	8,592,640
Realty Income Corp.:
3.88%, 7/15/2024	2,292,000	2,428,970
4.60%, 2/6/2024	3,916,000	4,163,922
Simon Property Group L.P.:
2.75%, 6/1/2023	3,442,000	3,516,416
3.38%, 10/1/2024	4,557,000	4,794,602
3.75%, 2/1/2024	5,410,000	5,669,247
REIT, 2.00%, 9/13/2024	7,729,000	7,870,132
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	4,740,000	4,812,332
Ventas Realty L.P.:
3.50%, 4/15/2024	4,231,000	4,431,719
3.75%, 5/1/2024	2,242,000	2,347,934
Welltower, Inc.:
4.50%, 1/15/2024	2,937,000	3,107,463
REIT, 3.63%, 3/15/2024	4,920,000	5,174,413
WP Carey, Inc. 4.60%, 4/1/2024	3,927,000	4,174,558
		192,302,857
RETAIL — 1.9%
AutoNation, Inc. 3.50%, 11/15/2024	970,000	1,019,043
AutoZone, Inc.:
2.88%, 1/15/2023	2,005,000	2,036,178
3.13%, 7/15/2023	193,000	198,396
3.13%, 4/18/2024	3,051,000	3,178,623
Costco Wholesale Corp. 2.75%, 5/18/2024	5,984,000	6,219,231
Dollar General Corp. 3.25%, 4/15/2023	4,586,000	4,700,467
Home Depot, Inc.:
2.63%, 6/1/2022	4,188,000	4,219,578
2.70%, 4/1/2023	1,251,000	1,277,371
3.75%, 2/15/2024	7,412,000	7,800,537
Lowe's Cos., Inc.:
3.13%, 9/15/2024	1,007,000	1,055,054
3.88%, 9/15/2023	171,000	178,385
McDonald's Corp.:
Series MTN, 3.25%, 6/10/2024	2,206,000	2,319,256
Series MTN, 3.35%, 4/1/2023	4,946,000	5,092,847
O'Reilly Automotive, Inc. 3.85%, 6/15/2023	2,311,000	2,389,713
Starbucks Corp.:
2.70%, 6/15/2022	4,052,000	4,077,528
3.10%, 3/1/2023	4,552,000	4,667,439
Security Description	Principal Amount	Value
3.85%, 10/1/2023	$ 2,889,000	$ 3,015,220
Target Corp. 3.50%, 7/1/2024	7,649,000	8,102,203
TJX Cos., Inc. 2.50%, 5/15/2023	4,123,000	4,199,811
Walgreens Boots Alliance, Inc.:
0.95%, 11/17/2023	18,225,000	18,209,509
3.80%, 11/18/2024	9,175,000	9,769,723
Walmart, Inc.:
2.55%, 4/11/2023	11,669,000	11,926,301
2.65%, 12/15/2024	3,500,000	3,664,745
2.85%, 7/8/2024	17,620,000	18,431,930
3.30%, 4/22/2024	10,359,000	10,867,316
3.40%, 6/26/2023	8,045,000	8,373,880
		146,990,284
SEMICONDUCTORS — 1.5%
Altera Corp. 4.10%, 11/15/2023	2,738,000	2,893,190
Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.63%, 1/15/2024	6,709,000	7,021,036
Broadcom, Inc. 3.63%, 10/15/2024	6,740,000	7,130,246
Intel Corp. 2.88%, 5/11/2024	6,822,000	7,100,883
KLA Corp. 4.65%, 11/1/2024	13,100,000	14,203,806
Marvell Technology, Inc. 4.20%, 6/22/2023	5,053,000	5,254,918
Microchip Technology, Inc.:
0.97%, 2/15/2024	6,382,000	6,327,689
2.67%, 9/1/2023	1,304,000	1,332,727
4.33%, 6/1/2023	5,931,000	6,183,720
NVIDIA Corp.:
0.31%, 6/15/2023	8,841,000	8,788,484
0.58%, 6/14/2024	7,114,000	7,050,614
NXP B.V./NXP Funding LLC 4.88%, 3/1/2024 (d)	15,973,000	17,156,759
Qorvo, Inc. 1.75%, 12/15/2024 (d)	2,585,000	2,586,965
QUALCOMM, Inc.:
2.60%, 1/30/2023	4,393,000	4,478,576
2.90%, 5/20/2024	4,823,000	5,026,048
Skyworks Solutions, Inc. 0.90%, 6/1/2023	3,956,000	3,936,141
Texas Instruments, Inc. 2.25%, 5/1/2023	2,882,000	2,928,832
Xilinx, Inc. 2.95%, 6/1/2024	6,356,000	6,601,787
		116,002,421
SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc. 0.67%, 8/16/2023 (d)	3,910,000	3,876,609

See accompanying notes to financial statements.
215

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SOFTWARE — 2.6%
Adobe, Inc. 1.70%, 2/1/2023	$ 8,446,000	$ 8,541,102
Fidelity National Information Services, Inc.:
0.38%, 3/1/2023	4,709,000	4,686,256
0.60%, 3/1/2024	4,455,000	4,390,091
Fiserv, Inc.:
2.75%, 7/1/2024	14,890,000	15,400,131
3.50%, 10/1/2022	3,963,000	4,018,997
3.80%, 10/1/2023	6,743,000	7,052,032
Intuit, Inc. 0.65%, 7/15/2023	4,358,000	4,346,974
Microsoft Corp.:
2.00%, 8/8/2023 (b)	14,754,000	15,034,031
2.38%, 5/1/2023	5,018,000	5,112,589
2.88%, 2/6/2024	14,656,000	15,248,542
3.63%, 12/15/2023	7,916,000	8,322,091
Oracle Corp.:
2.40%, 9/15/2023	5,204,000	5,307,039
2.50%, 10/15/2022	15,611,000	15,835,642
2.63%, 2/15/2023	6,893,000	7,015,006
2.95%, 11/15/2024	17,519,000	18,223,439
3.40%, 7/8/2024	10,925,000	11,432,576
3.63%, 7/15/2023	5,356,000	5,558,992
Roper Technologies, Inc.:
2.35%, 9/15/2024	4,163,000	4,275,401
3.65%, 9/15/2023	9,748,000	10,159,366
salesforce.com, Inc.:
0.63%, 7/15/2024	4,370,000	4,331,719
3.25%, 4/11/2023	6,977,000	7,196,566
VMware, Inc.:
0.60%, 8/15/2023	6,351,000	6,308,766
1.00%, 8/15/2024	15,550,000	15,411,294
		203,208,642
TELECOMMUNICATIONS — 1.4%
AT&T, Inc.:
0.90%, 3/25/2024	18,382,000	18,308,840
3.90%, 3/11/2024	7,063,000	7,434,584
4.05%, 12/15/2023	3,037,000	3,212,994
4.45%, 4/1/2024	9,466,000	10,108,552
Bell Telephone Co. of Canada or Bell Canada Series US-3, 0.75%, 3/17/2024	10,989,000	10,881,747
British Telecommunications PLC 4.50%, 12/4/2023	6,684,000	7,075,616
Cisco Systems, Inc.:
2.20%, 9/20/2023	5,041,000	5,160,371
2.60%, 2/28/2023	1,237,000	1,264,932
3.63%, 3/4/2024	5,623,000	5,965,553
Rogers Communications, Inc.:
3.00%, 3/15/2023	1,637,000	1,667,972
4.10%, 10/1/2023	10,393,000	10,850,500
Security Description	Principal Amount	Value
Verizon Communications, Inc.:
0.75%, 3/22/2024 (b)	$ 21,266,000	$ 21,199,012
3.50%, 11/1/2024	4,011,000	4,269,629
Vodafone Group PLC:
2.95%, 2/19/2023	470,000	480,448
3.75%, 1/16/2024 (b)	3,524,000	3,712,816
		111,593,566
TEXTILES — 0.0% (a)
Mohawk Industries, Inc. 3.85%, 2/1/2023 (b)	2,668,000	2,732,592
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc. 3.00%, 11/19/2024	1,074,000	1,119,527
TRANSPORTATION — 1.4%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	2,677,000	2,735,492
3.40%, 9/1/2024	8,030,000	8,474,300
3.75%, 4/1/2024	3,956,000	4,166,459
3.85%, 9/1/2023	11,274,000	11,741,420
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	17,516,000	17,536,844
4.45%, 3/15/2023	136,000	140,589
CSX Corp. 3.40%, 8/1/2024	96,000	101,054
Kansas City Southern 3.00%, 5/15/2023	156,000	159,682
Norfolk Southern Corp.:
2.90%, 2/15/2023	3,582,000	3,642,679
3.85%, 1/15/2024	3,665,000	3,840,847
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2024	377,000	388,103
Series MTN, 3.40%, 3/1/2023	4,904,000	5,036,261
Series MTN, 3.65%, 3/18/2024 (b)	7,026,000	7,395,357
Series MTN, 3.75%, 6/9/2023 (b)	38,000	39,415
Series MTN, 3.88%, 12/1/2023	8,642,000	9,078,507
Union Pacific Corp.:
2.75%, 4/15/2023	830,000	847,115
2.95%, 1/15/2023	668,000	679,890
3.15%, 3/1/2024	4,310,000	4,504,553
3.50%, 6/8/2023	2,749,000	2,847,964
3.65%, 2/15/2024	2,522,000	2,642,173
3.75%, 3/15/2024	1,891,000	1,988,349
4.16%, 7/15/2022	12,311,000	12,439,158
United Parcel Service, Inc.:
2.20%, 9/1/2024	1,000,000	1,029,500
2.45%, 10/1/2022	4,372,000	4,433,908
2.50%, 4/1/2023	6,122,000	6,248,848

See accompanying notes to financial statements.
216

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.80%, 11/15/2024	$ 9,000	$ 9,415
		112,147,882
TRUCKING & LEASING — 0.0% (a)
GATX Corp. 4.35%, 2/15/2024	2,758,000	2,929,189
WATER — 0.0% (a)
American Water Capital Corp. 3.85%, 3/1/2024	362,000	381,363
TOTAL CORPORATE BONDS & NOTES (Cost $7,799,543,970)		7,756,069,866
	Shares
SHORT-TERM INVESTMENTS — 4.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (f) (g)	258,732,532	258,732,532
State Street Navigator Securities Lending Portfolio II (h) (i)	67,042,275	67,042,275
TOTAL SHORT-TERM INVESTMENTS (Cost $325,774,807)		325,774,807
TOTAL INVESTMENTS — 101.8% (Cost $8,125,318,777)		8,081,844,673
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(146,220,243)
NET ASSETS — 100.0%		$ 7,935,624,430

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2021. Maturity date shown is the final maturity.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2021.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$7,756,069,866	$—	$7,756,069,866
Short-Term Investments	325,774,807	—	—	325,774,807
TOTAL INVESTMENTS	$325,774,807	$7,756,069,866	$—	$8,081,844,673

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	187,711,730	$ 187,711,730	$1,423,065,517	$1,352,044,715	$—	$—	258,732,532	$258,732,532	$ 6,394
State Street Navigator Securities Lending Portfolio II	133,827,723	133,827,723	150,291,523	217,076,971	—	—	67,042,275	67,042,275	55,554
Total		$321,539,453	$1,573,357,040	$1,569,121,686	$—	$—		$325,774,807	$61,948
See accompanying notes to financial statements.
217

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.7%
Treasury Bonds:
6.25%, 8/15/2023	$ 6,575,900	$ 7,168,245
7.13%, 2/15/2023	4,480,100	4,808,057
7.50%, 11/15/2024	5,697,500	6,758,214
Treasury Notes:
0.13%, 1/31/2023	17,302,600	17,243,122
0.13%, 2/28/2023	60,033,400	59,791,859
0.13%, 3/31/2023	29,569,600	29,429,838
0.13%, 4/30/2023	54,163,200	53,869,111
0.13%, 5/15/2023	46,862,400	46,595,138
0.13%, 5/31/2023	66,054,200	65,646,522
0.13%, 6/30/2023	50,443,000	50,104,086
0.13%, 7/15/2023	46,813,800	46,475,497
0.13%, 7/31/2023	40,107,400	39,794,061
0.13%, 8/15/2023	53,093,800	52,660,339
0.13%, 8/31/2023	35,998,100	35,684,523
0.13%, 9/15/2023	53,914,400	53,421,589
0.13%, 10/15/2023	59,724,100	59,129,192
0.13%, 12/15/2023	60,568,800	59,882,669
0.13%, 1/15/2024	60,868,000	60,102,395
0.13%, 2/15/2024	70,050,500	69,147,506
0.25%, 4/15/2023	44,480,600	44,331,173
0.25%, 6/15/2023	48,143,300	47,919,509
0.25%, 9/30/2023 (a)	46,140,100	45,819,282
0.25%, 11/15/2023	63,050,300	62,533,091
0.25%, 3/15/2024	73,912,500	73,034,789
0.25%, 5/15/2024	71,352,400	70,393,602
0.25%, 6/15/2024	72,034,600	70,987,847
0.38%, 10/31/2023 (a)	42,557,500	42,314,789
0.38%, 4/15/2024	69,882,000	69,188,640
0.38%, 7/15/2024	56,517,000	55,823,784
0.38%, 8/15/2024	56,262,000	55,527,957
0.38%, 9/15/2024	67,324,200	66,387,973
0.50%, 3/15/2023	43,127,100	43,135,523
0.50%, 11/30/2023 (a)	38,350,000	38,207,686
0.63%, 10/15/2024	63,021,700	62,534,267
0.75%, 12/31/2023	18,000,000	18,006,328
0.75%, 11/15/2024	64,626,000	64,282,674
1.00%, 12/15/2024	55,000,000	55,073,047
1.25%, 7/31/2023	30,336,900	30,641,454
1.25%, 8/31/2024	33,809,200	34,126,161
1.38%, 2/15/2023	35,889,200	36,263,513
1.38%, 6/30/2023	29,208,700	29,554,412
1.38%, 8/31/2023	25,762,100	26,067,019
1.38%, 9/30/2023	31,105,500	31,480,953
1.50%, 1/15/2023	35,069,500	35,451,703
1.50%, 2/28/2023	28,377,500	28,712,266
1.50%, 3/31/2023	25,415,500	25,724,259
1.50%, 9/30/2024	33,661,800	34,200,915
1.50%, 10/31/2024	39,543,600	40,170,737
1.50%, 11/30/2024	39,867,000	40,505,495
1.63%, 4/30/2023	31,868,000	32,324,858
1.63%, 5/31/2023	28,682,600	29,115,080
Security Description	Principal Amount	Value
1.63%, 10/31/2023	$ 29,911,800	$ 30,415,393
1.75%, 1/31/2023	24,992,800	25,342,309
1.75%, 5/15/2023	57,740,500	58,687,805
1.75%, 6/30/2024	39,121,000	39,979,828
1.75%, 7/31/2024	39,804,700	40,703,416
1.75%, 12/31/2024	37,000,000	37,855,625
1.88%, 8/31/2024	26,823,800	27,511,160
2.00%, 2/15/2023	57,714,700	58,702,163
2.00%, 4/30/2024	24,296,300	24,956,856
2.00%, 5/31/2024	50,735,100	52,134,279
2.00%, 6/30/2024	28,200,500	28,989,233
2.13%, 11/30/2023	32,893,600	33,775,046
2.13%, 2/29/2024	27,454,500	28,241,672
2.13%, 3/31/2024	67,027,900	68,986,371
2.13%, 7/31/2024	28,381,800	29,286,470
2.13%, 9/30/2024	22,446,100	23,182,613
2.13%, 11/30/2024	28,472,800	29,429,308
2.25%, 12/31/2023	29,710,700	30,603,182
2.25%, 1/31/2024	27,737,300	28,588,922
2.25%, 4/30/2024	48,680,500	50,277,829
2.25%, 10/31/2024	16,943,000	17,562,478
2.25%, 11/15/2024	56,944,000	59,048,259
2.25%, 12/31/2024	30,000,000	31,136,718
2.38%, 1/31/2023	25,564,700	26,092,970
2.38%, 2/29/2024	29,992,000	31,013,603
2.38%, 8/15/2024	72,426,500	75,216,052
2.50%, 3/31/2023	32,785,600	33,589,872
2.50%, 8/15/2023	47,913,500	49,345,290
2.50%, 1/31/2024	36,048,500	37,341,177
2.50%, 5/15/2024	61,408,900	63,798,090
2.63%, 2/28/2023	29,520,700	30,249,492
2.63%, 6/30/2023	33,136,800	34,139,965
2.63%, 12/31/2023	30,443,800	31,579,497
2.75%, 4/30/2023	36,148,400	37,203,199
2.75%, 5/31/2023	31,358,100	32,323,342
2.75%, 7/31/2023	33,826,600	34,960,320
2.75%, 8/31/2023	25,146,600	26,011,997
2.75%, 11/15/2023	64,853,100	67,305,358
2.75%, 2/15/2024	55,412,800	57,715,894
2.88%, 9/30/2023	30,392,400	31,553,485
2.88%, 10/31/2023	31,379,900	32,616,709
2.88%, 11/30/2023	30,720,000	31,978,800
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,903,477,694)		3,876,984,796
Shares
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (b) (c)	1,288,530	1,288,530

See accompanying notes to financial statements.
218

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (d) (e)	100,923,590	$ 100,923,590
TOTAL SHORT-TERM INVESTMENTS (Cost $102,212,120)		102,212,120
TOTAL INVESTMENTS — 102.3% (Cost $4,005,689,814)		3,979,196,916
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(90,140,887)
NET ASSETS — 100.0%		$ 3,889,056,029

(a)	All or a portion of the shares of the security are on loan at December 31, 2021.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2021.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$3,876,984,796	$—	$3,876,984,796
Short-Term Investments	102,212,120	—	—	102,212,120
TOTAL INVESTMENTS	$102,212,120	$3,876,984,796	$—	$3,979,196,916

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	15,552,887	$15,552,887	$ 75,104,414	$ 89,368,771	$—	$—	1,288,530	$ 1,288,530	$ 306
State Street Navigator Securities Lending Portfolio II	65,280,643	65,280,643	1,940,037,211	1,904,394,264	—	—	100,923,590	100,923,590	80,628
Total		$80,833,530	$2,015,141,625	$1,993,763,035	$—	$—		$102,212,120	$80,934
See accompanying notes to financial statements.
219

SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.7%
Treasury Inflation Protected Indexed Bonds:
0.13%, 2/15/2051	$ 37,974,497	$ 45,013,056
0.25%, 2/15/2050	37,583,992	45,490,702
0.63%, 2/15/2043	59,632,748	74,142,650
0.75%, 2/15/2042	55,762,527	70,443,214
0.75%, 2/15/2045	50,917,538	65,549,048
0.88%, 2/15/2047	45,127,291	60,950,203
1.00%, 2/15/2046	44,767,304	61,108,945
1.00%, 2/15/2048	42,366,648	59,383,470
1.00%, 2/15/2049	32,636,439	46,304,155
1.38%, 2/15/2044	55,570,924	79,264,186
1.75%, 1/15/2028	37,679,204	45,260,021
2.00%, 1/15/2026	58,081,241	67,276,537
2.13%, 2/15/2040	43,540,246	66,678,797
2.13%, 2/15/2041	62,607,333	96,907,959
2.38%, 1/15/2025	84,654,752	96,503,356
2.38%, 1/15/2027	43,952,160	53,170,393
2.50%, 1/15/2029	36,358,619	46,521,786
3.38%, 4/15/2032 (a)	15,705,870	23,377,440
3.63%, 4/15/2028	51,049,889	67,919,410
3.88%, 4/15/2029	67,165,094	93,637,149
Treasury Inflation Protected Indexed Notes:
0.13%, 1/15/2023 (a)	99,502,081	102,809,964
0.13%, 7/15/2024	96,616,399	103,070,540
0.13%, 10/15/2024	72,812,065	77,823,356
0.13%, 4/15/2025	79,896,761	85,555,837
0.13%, 10/15/2025	71,745,981	77,452,418
0.13%, 4/15/2026 (a)	82,772,403	89,416,591
0.13%, 7/15/2026	99,372,005	108,061,912
0.13%, 10/15/2026	47,437,252	51,659,922
0.13%, 1/15/2030	83,668,936	92,971,863
0.13%, 7/15/2030	99,076,347	110,878,433
0.13%, 1/15/2031 (a)	92,742,452	103,868,529
0.13%, 7/15/2031	91,719,511	103,123,173
0.25%, 1/15/2025	87,947,396	94,288,864
0.25%, 7/15/2029	94,956,891	106,488,868
0.38%, 7/15/2023	89,120,229	93,755,515
0.38%, 7/15/2025	95,267,799	103,597,592
0.38%, 1/15/2027	99,076,825	109,148,980
Security Description	Principal Amount	Value
0.38%, 7/15/2027	$ 90,444,547	$ 100,525,121
0.50%, 4/15/2024	67,628,994	72,155,363
0.50%, 1/15/2028	85,763,094	96,072,881
0.63%, 4/15/2023	114,642,290	119,897,588
0.63%, 1/15/2024	110,299,061	117,496,250
0.63%, 1/15/2026	114,296,789	125,677,964
0.75%, 7/15/2028	87,515,794	100,354,122
0.88%, 1/15/2029	86,971,090	100,697,174
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,552,553,490)		3,711,751,297
	Shares
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (b) (c)	482,955	482,955
State Street Navigator Securities Lending Portfolio II (d) (e)	51,713,574	51,713,574
TOTAL SHORT-TERM INVESTMENTS (Cost $52,196,529)		52,196,529
TOTAL INVESTMENTS — 101.1% (Cost $3,604,750,019)		3,763,947,826
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(42,268,174)
NET ASSETS — 100.0%		$ 3,721,679,652
(a)	All or a portion of the shares of the security are on loan at December 31, 2021.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2021.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$3,711,751,297	$—	$ 3,711,751,297
Short-Term Investments	52,196,529	—	—	52,196,529
See accompanying notes to financial statements.
220

SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL INVESTMENTS	$52,196,529	$3,711,751,297	$—	$3,763,947,826

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,049,556	$ 1,049,556	$ 155,323,204	$ 155,889,805	$—	$—	482,955	$ 482,955	$ 609
State Street Navigator Securities Lending Portfolio II	144,571,395	144,571,395	1,602,865,973	1,695,723,794	—	—	51,713,574	51,713,574	69,444
Total		$145,620,951	$1,758,189,177	$1,851,613,599	$—	$—		$52,196,529	$70,053
See accompanying notes to financial statements.
221

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6%
Treasury Bonds:
5.25%, 11/15/2028	$ 10,923,400	$ 13,667,904
5.25%, 2/15/2029	7,596,900	9,564,972
5.38%, 2/15/2031	5,577,500	7,458,163
5.50%, 8/15/2028 (a)	5,926,700	7,450,047
6.00%, 2/15/2026	6,535,300	7,800,493
6.13%, 11/15/2027	8,001,500	10,163,780
6.13%, 8/15/2029	9,077,200	12,169,121
6.25%, 5/15/2030	13,177,500	18,180,832
6.38%, 8/15/2027	1,870,500	2,382,403
6.50%, 11/15/2026 (a)	3,098,900	3,864,425
6.63%, 2/15/2027	3,546,300	4,482,191
6.75%, 8/15/2026	2,834,500	3,530,946
6.88%, 8/15/2025	2,233,300	2,688,858
7.63%, 2/15/2025	5,425,300	6,531,553
Treasury Notes:
0.25%, 5/31/2025	30,850,800	30,019,275
0.25%, 6/30/2025	26,505,300	25,761,909
0.25%, 7/31/2025	31,457,000	30,523,120
0.25%, 8/31/2025	32,914,600	31,896,305
0.25%, 9/30/2025	38,684,500	37,475,609
0.25%, 10/31/2025 (a)	32,524,800	31,449,957
0.38%, 4/30/2025	27,839,800	27,232,980
0.38%, 11/30/2025	37,692,000	36,573,019
0.38%, 12/31/2025	40,791,700	39,555,202
0.38%, 1/31/2026	45,946,300	44,478,172
0.38%, 7/31/2027	28,106,200	26,714,065
0.38%, 9/30/2027	33,544,800	31,775,836
0.50%, 3/31/2025	25,358,000	24,945,933
0.50%, 2/28/2026	43,615,900	42,396,018
0.50%, 4/30/2027	21,295,300	20,441,824
0.50%, 5/31/2027	22,804,300	21,851,152
0.50%, 6/30/2027	24,985,400	23,923,521
0.50%, 8/31/2027	29,943,100	28,593,321
0.50%, 10/31/2027	33,103,700	31,531,274
0.63%, 7/31/2026	32,862,600	31,974,283
0.63%, 3/31/2027	15,550,800	15,041,754
0.63%, 11/30/2027	31,648,600	30,338,150
0.63%, 12/31/2027	42,422,800	40,619,831
0.63%, 5/15/2030	58,733,600	54,989,333
0.63%, 8/15/2030	70,622,500	65,954,794
0.75%, 3/31/2026	46,354,600	45,496,316
0.75%, 4/30/2026	46,334,200	45,440,095
0.75%, 5/31/2026	41,931,100	41,095,754
0.75%, 8/31/2026	36,024,600	35,239,376
0.75%, 1/31/2028	45,630,700	43,976,587
0.88%, 6/30/2026	43,946,800	43,273,865
0.88%, 9/30/2026	43,953,500	43,204,917
0.88%, 11/15/2030 (a)	82,138,000	78,197,943
1.00%, 7/31/2028	40,945,400	39,896,174
1.13%, 2/28/2025	35,667,500	35,806,826
1.13%, 10/31/2026	43,101,200	42,848,654
1.13%, 2/28/2027	11,201,100	11,121,467
Security Description	Principal Amount	Value
1.13%, 2/29/2028	$ 43,956,800	$ 43,352,394
1.13%, 8/31/2028	37,518,500	36,826,753
1.13%, 2/15/2031 (a)	81,780,000	79,479,937
1.25%, 11/30/2026	73,167,200	73,184,349
1.25%, 12/31/2026	6,500,000	6,497,461
1.25%, 3/31/2028	45,552,100	45,181,989
1.25%, 4/30/2028	40,348,700	40,014,562
1.25%, 5/31/2028	41,978,800	41,598,367
1.25%, 6/30/2028	36,920,200	36,574,073
1.25%, 9/30/2028	39,374,600	38,943,940
1.25%, 8/15/2031	68,071,400	66,656,791
1.38%, 1/31/2025	3,600,500	3,642,412
1.38%, 8/31/2026	19,065,500	19,190,617
1.38%, 10/31/2028	46,942,800	46,788,769
1.38%, 12/31/2028	30,000,000	29,892,188
1.38%, 11/15/2031	51,132,100	50,564,853
1.50%, 8/15/2026	41,507,900	42,004,049
1.50%, 1/31/2027	12,140,000	12,282,266
1.50%, 11/30/2028	54,681,100	54,945,962
1.50%, 2/15/2030	44,202,500	44,485,672
1.63%, 2/15/2026	37,886,300	38,558,190
1.63%, 5/15/2026	35,999,400	36,626,577
1.63%, 9/30/2026	12,362,700	12,580,979
1.63%, 10/31/2026	15,849,900	16,129,750
1.63%, 11/30/2026	14,662,400	14,921,283
1.63%, 8/15/2029 (a)	33,509,800	34,022,919
1.63%, 5/15/2031	79,523,700	80,642,002
1.75%, 12/31/2026	14,229,600	14,573,112
1.75%, 11/15/2029 (a)	28,789,200	29,544,917
1.88%, 6/30/2026	16,732,700	17,209,843
1.88%, 7/31/2026	16,800,400	17,287,349
2.00%, 2/15/2025	35,760,900	36,844,902
2.00%, 8/15/2025	42,862,800	44,222,354
2.00%, 11/15/2026	34,240,000	35,443,750
2.13%, 5/15/2025	37,155,700	38,479,372
2.13%, 5/31/2026	17,664,400	18,357,176
2.25%, 11/15/2025	41,219,700	42,955,436
2.25%, 3/31/2026	19,389,800	20,232,044
2.25%, 2/15/2027	29,629,300	31,059,840
2.25%, 8/15/2027	36,038,700	37,826,558
2.25%, 11/15/2027	39,245,800	41,229,553
2.38%, 4/30/2026	12,992,600	13,634,110
2.38%, 5/15/2027	39,901,000	42,139,197
2.38%, 5/15/2029	35,407,900	37,770,271
2.50%, 1/31/2025	17,902,300	18,721,890
2.50%, 2/28/2026	19,356,400	20,386,221
2.63%, 3/31/2025	14,022,000	14,740,628
2.63%, 12/31/2025	15,280,900	16,164,327
2.63%, 1/31/2026	17,028,700	18,013,172
2.63%, 2/15/2029	42,522,200	46,003,705
2.75%, 2/28/2025 (a)	17,963,000	18,935,528
2.75%, 6/30/2025	13,483,200	14,256,377
2.75%, 8/31/2025	16,066,700	17,003,087
2.75%, 2/15/2028	40,798,800	44,123,265
2.88%, 4/30/2025	16,601,800	17,594,017

See accompanying notes to financial statements.
222

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 5/31/2025	$ 14,876,100	$ 15,779,126
2.88%, 7/31/2025	14,630,300	15,553,838
2.88%, 11/30/2025	16,086,500	17,152,231
2.88%, 5/15/2028	40,884,200	44,573,360
2.88%, 8/15/2028	39,316,500	42,965,563
3.00%, 9/30/2025	15,673,200	16,751,957
3.00%, 10/31/2025	18,410,000	19,695,823
3.13%, 11/15/2028	42,871,400	47,687,734
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,560,359,582)		3,472,091,036
	Shares
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (b) (c)	1,066,813	1,066,813
State Street Navigator Securities Lending Portfolio II (d) (e)	84,162,863	84,162,863
TOTAL SHORT-TERM INVESTMENTS (Cost $85,229,676)		85,229,676
TOTAL INVESTMENTS — 102.1% (Cost $3,645,589,258)		3,557,320,712
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(72,487,909)
NET ASSETS — 100.0%		$ 3,484,832,803

(a)	All or a portion of the shares of the security are on loan at December 31, 2021.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2021.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$3,472,091,036	$—	$3,472,091,036
Short-Term Investments	85,229,676	—	—	85,229,676
TOTAL INVESTMENTS	$85,229,676	$3,472,091,036	$—	$3,557,320,712

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,397,006	$ 2,397,006	$ 94,747,804	$ 96,077,997	$—	$—	1,066,813	$ 1,066,813	$ 465
State Street Navigator Securities Lending Portfolio II	260,317,538	260,317,538	501,232,016	677,386,691	—	—	84,162,863	84,162,863	100,105
Total		$262,714,544	$595,979,820	$773,464,688	$—	$—		$85,229,676	$100,570
See accompanying notes to financial statements.
223

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.0%
ADVERTISING — 0.6%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$ 294,000	$ 308,706
Clear Channel International BV 6.63%, 8/1/2025 (a)	249,000	258,218
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/2029 (a)	308,000	328,919
7.75%, 4/15/2028 (a)	282,000	302,899
Lamar Media Corp.:
3.63%, 1/15/2031	184,000	179,304
3.75%, 2/15/2028	171,000	171,903
4.00%, 2/15/2030	160,000	161,859
4.88%, 1/15/2029	229,000	239,442
Midas OpCo Holdings LLC 5.63%, 8/15/2029 (a)	310,000	317,236
National CineMedia LLC 5.88%, 4/15/2028 (a) (b)	94,000	84,338
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	170,000	170,219
4.63%, 3/15/2030 (a)	165,000	165,068
5.00%, 8/15/2027 (a)	266,000	272,179
6.25%, 6/15/2025 (a)	121,000	126,657
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	183,000	186,433
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (a)	519,000	561,143
		3,834,523
AEROSPACE & DEFENSE — 2.1%
Bombardier, Inc.:
6.00%, 2/15/2028 (a)	235,000	235,590
7.13%, 6/15/2026 (a)	565,000	586,702
7.45%, 5/1/2034 (a) (b)	68,000	83,534
7.50%, 12/1/2024 (a)	458,000	475,853
7.50%, 3/15/2025 (a)	562,000	572,240
7.88%, 4/15/2027 (a)	822,000	852,406
BWX Technologies, Inc.:
4.13%, 6/30/2028 (a)	89,000	90,284
4.13%, 4/15/2029 (a)	412,000	418,654
Hexcel Corp.:
4.20%, 2/15/2027	105,000	112,488
4.95%, 8/15/2025	20,000	21,801
Howmet Aerospace, Inc.:
5.13%, 10/1/2024	481,000	519,562
5.90%, 2/1/2027	138,000	157,738
5.95%, 2/1/2037	257,000	303,954
6.75%, 1/15/2028	186,000	220,853
6.88%, 5/1/2025	228,000	262,002
Security Description	Principal Amount	Value
Kratos Defense & Security Solutions, Inc. 6.50%, 11/30/2025 (a)	$ 253,000	$ 260,833
Maxar Space Robotics LLC 9.75%, 12/31/2023 (a)	162,000	174,519
Moog, Inc. 4.25%, 12/15/2027 (a)	145,000	145,995
Rolls-Royce PLC:
3.63%, 10/14/2025 (a)	309,000	314,611
5.75%, 10/15/2027 (a)	294,000	324,858
Spirit AeroSystems, Inc.:
3.85%, 6/15/2026	25,000	25,669
3.95%, 6/15/2023 (b)	73,000	73,560
4.60%, 6/15/2028 (b)	239,000	239,631
5.50%, 1/15/2025 (a)	311,000	322,840
7.50%, 4/15/2025 (a)	449,000	472,420
TransDigm UK Holdings PLC 6.88%, 5/15/2026	195,000	204,079
TransDigm, Inc.:
4.63%, 1/15/2029	432,000	430,691
4.88%, 5/1/2029	291,000	291,806
5.50%, 11/15/2027	908,000	935,785
6.25%, 3/15/2026 (a)	1,557,000	1,617,925
6.38%, 6/15/2026	335,000	344,253
7.50%, 3/15/2027	241,000	252,124
8.00%, 12/15/2025 (a)	455,000	479,943
Triumph Group, Inc.:
6.25%, 9/15/2024 (a)	174,000	175,060
7.75%, 8/15/2025	121,000	120,396
8.88%, 6/1/2024 (a)	283,000	308,481
		12,429,140
AGRICULTURE — 0.2%
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	179,000	184,581
Turning Point Brands, Inc. 5.63%, 2/15/2026 (a)	144,000	144,403
Vector Group, Ltd.:
5.75%, 2/1/2029 (a)	365,000	355,061
10.50%, 11/1/2026 (a)	297,000	307,770
		991,815
AIRLINES — 1.4%
Air Canada 3.88%, 8/15/2026 (a)	475,000	485,692
American Airlines Group, Inc. 3.75%, 3/1/2025 (a) (b)	166,000	154,576
American Airlines, Inc. 11.75%, 7/15/2025 (a)	924,000	1,148,772
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/2026 (a)	1,482,000	1,542,332
5.75%, 4/20/2029 (a)	1,041,000	1,113,266
Delta Air Lines, Inc.:
2.90%, 10/28/2024	314,000	320,135
3.80%, 4/19/2023	172,000	175,701

See accompanying notes to financial statements.
224

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 4/19/2028	$ 155,000	$ 164,999
7.38%, 1/15/2026	418,000	490,816
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd. 5.75%, 1/20/2026 (a)	388,000	406,919
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd. 8.00%, 9/20/2025 (a)	218,200	240,827
United Airlines Holdings, Inc.:
4.88%, 1/15/2025 (b)	369,000	381,144
5.00%, 2/1/2024	248,000	256,901
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	639,000	666,733
4.63%, 4/15/2029 (a)	692,000	717,715
		8,266,528
APPAREL — 0.3%
Crocs, Inc.:
4.13%, 8/15/2031 (a)	125,000	121,644
4.25%, 3/15/2029 (a)	112,000	110,772
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a)	327,000	341,529
4.88%, 5/15/2026 (a)	390,000	417,827
Kontoor Brands, Inc. 4.13%, 11/15/2029 (a)	200,000	200,194
Levi Strauss & Co. 3.50%, 3/1/2031 (a)	143,000	145,819
Michael Kors USA, Inc. 4.50%, 11/1/2024 (a)	72,000	75,990
Under Armour, Inc. 3.25%, 6/15/2026	199,000	205,420
William Carter Co.:
5.50%, 5/15/2025 (a)	122,000	127,220
5.63%, 3/15/2027 (a)	154,000	159,154
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	130,000	125,815
		2,031,384
AUTO MANUFACTURERS — 3.1%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a)	319,000	310,384
4.75%, 10/1/2027 (a)	87,000	90,437
5.88%, 6/1/2029 (a)	311,000	339,205
Aston Martin Capital Holdings, Ltd. 10.50%, 11/30/2025 (a)	491,000	539,015
Ford Holdings LLC 9.30%, 3/1/2030	99,000	137,676
Ford Motor Co.:
3.25%, 2/12/2032	865,000	885,544
4.35%, 12/8/2026	527,000	574,651
4.75%, 1/15/2043	997,000	1,101,874
5.29%, 12/8/2046	474,000	556,102
6.63%, 10/1/2028	100,000	120,608
7.40%, 11/1/2046	314,000	435,490
Security Description	Principal Amount	Value
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	$ 504,000	$ 509,040
2.90%, 2/16/2028	227,000	228,071
3.09%, 1/9/2023	619,000	628,582
3.10%, 5/4/2023	309,000	314,488
3.35%, 11/1/2022	394,000	399,366
3.37%, 11/17/2023	277,000	285,864
3.38%, 11/13/2025	708,000	734,614
3.63%, 6/17/2031	425,000	447,572
3.66%, 9/8/2024	436,000	453,706
3.81%, 1/9/2024	260,000	269,181
3.82%, 11/2/2027	270,000	285,371
4.00%, 11/13/2030	538,000	578,544
4.06%, 11/1/2024	658,000	692,631
4.13%, 8/4/2025	486,000	515,374
4.13%, 8/17/2027	293,000	316,293
4.14%, 2/15/2023	382,000	392,597
4.27%, 1/9/2027	264,000	284,566
4.38%, 8/6/2023	919,000	955,264
4.54%, 8/1/2026	262,000	284,490
4.69%, 6/9/2025	207,000	222,527
5.11%, 5/3/2029	601,000	683,637
5.13%, 6/16/2025	709,000	773,079
5.58%, 3/18/2024	614,000	661,597
Series GMTN, 4.39%, 1/8/2026	411,000	442,302
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a)	482,000	464,277
5.50%, 7/15/2029 (a)	250,000	247,198
5.88%, 1/15/2028 (a) (b)	257,000	261,716
7.75%, 10/15/2025 (a)	374,000	403,505
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	202,000	211,205
Mclaren Finance PLC 7.50%, 8/1/2026 (a)	209,000	211,447
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	317,000	321,124
Wabash National Corp. 4.50%, 10/15/2028 (a)	120,000	121,052
		18,691,266
AUTO PARTS & EQUIPMENT — 1.4%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a) (b)	262,000	268,241
Adient US LLC 9.00%, 4/15/2025 (a)	273,000	290,912
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029 (b)	270,000	265,016
6.25%, 3/15/2026	124,000	126,743
6.50%, 4/1/2027	195,000	202,950
6.88%, 7/1/2028	130,000	140,495
Borgwarner Jersey Ltd. 5.00%, 10/1/2025 (a)	49,000	52,630

See accompanying notes to financial statements.
225

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Clarios Global L.P. 6.75%, 5/15/2025 (a)	$ 300,000	$ 314,739
Clarios Global L.P./Clarios US Finance Co.:
6.25%, 5/15/2026 (a)	346,000	362,522
8.50%, 5/15/2027 (a)	598,000	633,976
Cooper-Standard Automotive, Inc.:
5.63%, 11/15/2026 (a)	188,000	154,983
13.00%, 6/1/2024 (a)	92,000	99,365
Dana Financing Luxembourg Sarl 5.75%, 4/15/2025 (a)	132,000	135,464
Dana, Inc.:
4.25%, 9/1/2030	228,000	232,245
4.50%, 2/15/2032	100,000	100,613
5.38%, 11/15/2027	103,000	108,148
5.63%, 6/15/2028	128,000	135,997
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	142,000	147,843
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	275,000	272,561
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	207,000	219,410
5.00%, 5/31/2026	176,000	181,310
5.00%, 7/15/2029 (a)	339,000	364,025
5.25%, 4/30/2031	190,000	207,127
5.25%, 7/15/2031 (a) (b)	230,000	249,881
5.63%, 4/30/2033	294,000	321,592
9.50%, 5/31/2025	302,000	325,755
IHO Verwaltungs GmbH:
6.38%, 5/15/2029 (a)	112,000	120,749
4.75%, 9/15/2026 (a)	427,000	436,031
6.00%, 5/15/2027 (a)	202,000	209,074
Meritor, Inc.:
4.50%, 12/15/2028 (a)	125,000	125,663
6.25%, 6/1/2025 (a)	67,000	69,942
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	100,000	100,090
Tenneco, Inc.:
5.00%, 7/15/2026 (b)	162,000	156,524
5.13%, 4/15/2029 (a)	256,000	252,337
7.88%, 1/15/2029 (a)	257,000	278,788
Titan International, Inc. 7.00%, 4/30/2028	228,000	242,471
Wheel Pros, Inc. 6.50%, 5/15/2029 (a)	140,000	135,033
ZF North America Capital, Inc. 4.75%, 4/29/2025 (a)	316,000	339,352
		8,380,597
BANKS — 1.5%
CIT Group, Inc.:
4.75%, 2/16/2024	398,000	421,064
5.00%, 8/1/2023	263,000	277,691
5.25%, 3/7/2025	168,000	184,608
Security Description	Principal Amount	Value
6.13%, 3/9/2028	$ 139,000	$ 167,918
SOFR + 3.83%, 3.93%, 6/19/2024 (c)	145,000	150,287
Commerzbank AG 8.13%, 9/19/2023 (a)	374,000	412,129
Deutsche Bank AG:
4.50%, 4/1/2025	580,000	617,155
5 Year USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	252,000	272,019
5 year USD Swap + 2.25%, 4.30%, 5/24/2028 (c)	708,000	726,203
SOFR + 2.76%, 3.73%, 1/14/2032 (c)	246,000	251,380
SOFR + 5.44%, 5.88%, 7/8/2031 (c)	289,000	339,035
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	259,000	253,753
7.63%, 5/1/2026 (a)	241,000	246,116
8.13%, 11/15/2024 (a)	311,000	314,772
8.25%, 4/15/2025 (a)	199,000	203,989
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	636,000	681,353
5.71%, 1/15/2026 (a)	487,000	538,914
1 year CMT + 2.60%, 4.20%, 6/1/2032 (a) (c)	248,000	250,438
1 year CMT + 2.75%, 4.95%, 6/1/2042 (a) (c)	383,000	392,433
Popular, Inc. 6.13%, 9/14/2023	18,000	19,146
Standard Chartered PLC 3 Month USD LIBOR + 1.46%, 7.01%, 7/30/2037 (a) (c)	208,000	290,160
Synovus Financial Corp. 5 year USD Swap + 3.38%, 5.90%, 2/7/2029 (c)	237,000	253,353
Texas Capital Bancshares, Inc. 5 year CMT + 3.15%, 4.00%, 5/6/2031 (c)	100,000	102,942
UniCredit SpA:
5 year CMT + 4.75%, 5.46%, 6/30/2035 (a) (c)	554,000	603,760
5 Year USD ICE Swap + 3.70%, 5.86%, 6/19/2032 (a) (c)	429,000	469,245
5 Year USD ICE Swap + 4.914%, 7.30%, 4/2/2034 (a) (c)	307,000	366,604
		8,806,467
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	325,000	322,231
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	305,000	294,868
		617,099

See accompanying notes to financial statements.
226

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
BIOTECHNOLOGY — 0.1%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a) (b)	$ 178,000	$ 170,720
Grifols Escrow Issuer SA 4.75%, 10/15/2028 (a)	350,000	353,262
		523,982
BUILDING MATERIALS — 1.1%
Associated Materials LLC/AMH New Finance, Inc. 9.00%, 9/1/2025 (a)	100,000	105,694
Boise Cascade Co. 4.88%, 7/1/2030 (a)	123,000	129,574
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	360,000	374,479
5.00%, 3/1/2030 (a)	160,000	171,754
6.75%, 6/1/2027 (a)	275,000	289,979
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a) (b)	203,000	216,556
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a)	202,000	200,651
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 7/15/2025 (a)	164,000	173,947
Griffon Corp. 5.75%, 3/1/2028	327,000	340,129
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	100,000	104,158
Jeld-Wen, Inc.:
4.63%, 12/15/2025 (a)	36,000	36,385
4.88%, 12/15/2027 (a)	95,000	97,488
JELD-WEN, Inc. 6.25%, 5/15/2025 (a)	50,000	52,358
Koppers, Inc. 6.00%, 2/15/2025 (a)	185,000	187,719
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a)	73,000	74,440
Masonite International Corp.:
3.50%, 2/15/2030 (a)	100,000	99,173
5.38%, 2/1/2028 (a)	350,000	367,745
New Enterprise Stone & Lime Co., Inc.:
5.25%, 7/15/2028 (a)	170,000	172,678
9.75%, 7/15/2028 (a)	100,000	107,043
Patrick Industries, Inc.:
4.75%, 5/1/2029 (a)	143,000	143,064
7.50%, 10/15/2027 (a)	115,000	123,147
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	200,000	201,000
SRM Escrow Issuer LLC 6.00%, 11/1/2028 (a)	384,000	409,878
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	258,000	248,776
4.38%, 7/15/2030 (a)	506,000	516,788
4.75%, 1/15/2028 (a)	312,000	322,752
Security Description	Principal Amount	Value
5.00%, 2/15/2027 (a)	$ 357,000	$ 367,467
Summit Materials LLC/Summit Materials Finance Corp.:
5.25%, 1/15/2029 (a)	272,000	284,792
6.50%, 3/15/2027 (a)	137,000	142,388
Victors Merger Corp. 6.38%, 5/15/2029 (a)	169,000	158,689
		6,220,691
CHEMICALS — 2.1%
Ashland LLC:
3.38%, 9/1/2031 (a)	100,000	99,134
6.88%, 5/15/2043	100,000	128,549
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	170,000	164,708
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. 4.75%, 6/15/2027 (a)	192,000	200,408
Chemours Co.:
4.63%, 11/15/2029 (a)	50,000	49,587
5.38%, 5/15/2027	220,000	236,500
5.75%, 11/15/2028 (a)	356,000	372,365
Consolidated Energy Finance SA 5.63%, 10/15/2028 (a)	200,000	195,920
Cornerstone Chemical Co. 6.75%, 8/15/2024 (a) (b)	194,000	172,588
CVR Partners L.P./CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	185,000	195,536
Diamond BC B.V. 4.63%, 10/1/2029 (a)	85,000	84,308
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	441,000	446,468
EverArc Escrow S.a.r.l. 5.00%, 10/30/2029 (a)	250,000	250,218
GCP Applied Technologies, Inc. 5.50%, 4/15/2026 (a)	111,000	113,542
HB Fuller Co.:
4.00%, 2/15/2027	89,000	93,830
4.25%, 10/15/2028	132,000	135,968
Herens Holdco Sarl 4.75%, 5/15/2028 (a)	47,000	46,040
Hexion, Inc. 7.88%, 7/15/2027 (a) (b)	153,000	161,900
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	206,000	219,487
INEOS Quattro Finance 2 PLC 3.38%, 1/15/2026 (a)	189,000	189,679
Ingevity Corp.:
3.88%, 11/1/2028 (a)	159,000	155,044
4.50%, 2/1/2026 (a)	325,000	327,597
Innophos Holdings, Inc. 9.38%, 2/15/2028 (a)	59,000	64,040

See accompanying notes to financial statements.
227

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Kraton Polymers LLC/Kraton Polymers Capital Corp. 4.25%, 12/15/2025 (a)	$ 92,000	$ 95,131
LSF11 A5 Holdco LLC 6.63%, 10/15/2029 (a)	150,000	147,965
Methanex Corp.:
4.25%, 12/1/2024	68,000	71,186
5.13%, 10/15/2027	301,000	317,013
5.25%, 12/15/2029	302,000	319,135
5.65%, 12/1/2044	134,000	134,712
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	62,000	64,398
Neon Holdings, Inc. 10.13%, 4/1/2026 (a)	207,000	220,523
NOVA Chemicals Corp.:
4.25%, 5/15/2029 (a) (b)	189,000	189,541
4.88%, 6/1/2024 (a)	296,000	306,946
5.00%, 5/1/2025 (a)	73,000	76,554
5.25%, 6/1/2027 (a)	436,000	464,994
Nufarm Australia, Ltd./Nufarm Americas, Inc. 5.75%, 4/30/2026 (a)	350,000	357,539
OCI NV 4.63%, 10/15/2025 (a)	65,000	67,326
Olin Corp.:
5.00%, 2/1/2030	250,000	263,337
5.13%, 9/15/2027	120,000	123,619
5.63%, 8/1/2029	254,000	275,283
Olympus Water US Holding Corp.:
4.25%, 10/1/2028 (a)	200,000	197,182
6.25%, 10/1/2029 (a)	200,000	196,242
Polar US Borrower LLC/Schenectady International Group, Inc. 6.75%, 5/15/2026 (a)	100,000	98,117
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	224,000	228,885
Rayonier AM Products, Inc.:
5.50%, 6/1/2024 (a)	108,000	108,535
7.63%, 1/15/2026 (a)	240,371	254,750
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a)	445,000	427,810
6.63%, 5/1/2029 (a) (b)	219,000	206,005
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	250,000	257,665
SPCM SA:
3.13%, 3/15/2027 (a)	150,000	148,239
3.38%, 3/15/2030 (a)	50,000	48,261
TPC Group, Inc. 10.50%, 8/1/2024 (a)	364,000	263,598
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.:
5.13%, 4/1/2029 (a)	185,000	189,061
Security Description	Principal Amount	Value
5.38%, 9/1/2025 (a)	$ 217,000	$ 220,652
Tronox, Inc.:
4.63%, 3/15/2029 (a)	337,000	336,157
6.50%, 5/1/2025 (a)	164,000	173,433
Unifrax Escrow Issuer Corp.:
5.25%, 9/30/2028 (a)	342,000	346,254
7.50%, 9/30/2029 (a)	250,000	253,790
Valvoline, Inc.:
3.63%, 6/15/2031 (a)	162,000	157,822
4.25%, 2/15/2030 (a)	231,000	235,712
Venator Finance Sarl/Venator Materials LLC 5.75%, 7/15/2025 (a) (b)	103,000	98,539
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	208,000	213,647
5.63%, 10/1/2024 (a)	75,000	105,260
5.63%, 8/15/2029 (a)	310,000	318,466
		12,682,700
COAL — 0.2%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp. 7.50%, 5/1/2025 (a)	267,000	270,714
Coronado Finance Pty, Ltd. 10.75%, 5/15/2026 (a)	125,000	134,494
Natural Resource Partners L.P./NRP Finance Corp. 9.13%, 6/30/2025 (a)	112,000	113,864
Peabody Energy Corp. 6.38%, 3/31/2025 (a)	264,000	249,123
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	182,000	181,223
Warrior Met Coal, Inc. 7.88%, 12/1/2028 (a)	175,000	180,080
		1,129,498
COMMERCIAL SERVICES — 4.0%
ADT Security Corp.:
4.13%, 6/15/2023	50,000	51,942
4.13%, 8/1/2029 (a)	320,000	317,494
4.88%, 7/15/2032 (a)	467,000	477,092
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	255,000	248,855
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	182,000	172,647
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a)	207,000	208,952
Albion Financing 2SARL 8.75%, 4/15/2027 (a)	180,000	182,756
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a)	335,000	325,744
6.63%, 7/15/2026 (a)	821,000	861,139
9.75%, 7/15/2027 (a)	466,000	498,135

See accompanying notes to financial statements.
228

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 S.a.r.l:
4.63%, 6/1/2028 (a)	$ 186,000	$ 182,591
4.63%, 6/1/2028 (a)	378,000	377,698
Alta Equipment Group, Inc. 5.63%, 4/15/2026 (a)	259,000	265,195
AMN Healthcare, Inc.:
4.00%, 4/15/2029 (a)	112,000	113,344
4.63%, 10/1/2027 (a)	170,000	176,253
APi Escrow Corp. 4.75%, 10/15/2029 (a)	100,000	101,609
APi Group DE, Inc. 4.13%, 7/15/2029 (a)	89,000	89,947
Aptim Corp. 7.75%, 6/15/2025 (a)	187,000	166,121
APX Group, Inc.:
5.75%, 7/15/2029 (a)	205,000	202,952
6.75%, 2/15/2027 (a)	184,000	194,402
ASGN, Inc. 4.63%, 5/15/2028 (a)	165,000	171,171
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a)	197,000	201,696
5.38%, 3/1/2029 (a) (b)	216,000	227,556
5.75%, 7/15/2027 (a) (b)	81,000	84,441
5.75%, 7/15/2027 (a)	166,000	172,808
Block, Inc.:
2.75%, 6/1/2026 (a)	247,000	248,020
3.50%, 6/1/2031 (a)	442,000	455,322
Brink's Co.:
4.63%, 10/15/2027 (a)	192,000	198,760
5.50%, 7/15/2025 (a)	156,000	162,993
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	114,000	114,108
Cimpress PLC 7.00%, 6/15/2026 (a)	357,000	373,079
CoreCivic, Inc.:
4.75%, 10/15/2027	138,000	125,525
8.25%, 4/15/2026	271,000	283,195
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	254,000	252,954
CPI Acquisition, Inc. 8.63%, 3/15/2026 (a)	109,000	115,144
Deluxe Corp. 8.00%, 6/1/2029 (a)	265,000	277,031
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	147,000	147,088
6.00%, 6/1/2029 (a)	139,000	133,705
9.50%, 11/1/2027 (a)	313,000	337,511
Gartner, Inc.:
3.63%, 6/15/2029 (a)	153,000	154,711
3.75%, 10/1/2030 (a)	116,000	117,920
4.50%, 7/1/2028 (a)	285,000	297,660
Security Description	Principal Amount	Value
Graham Holdings Co. 5.75%, 6/1/2026 (a)	$ 87,000	$ 90,597
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	90,000	89,341
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	428,000	445,565
Hertz Corp.:
4.63%, 12/1/2026 (a)	215,000	216,821
5.00%, 12/1/2029 (a)	320,000	320,838
Korn Ferry 4.63%, 12/15/2027 (a)	130,000	133,964
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5.00%, 2/1/2026 (a)	74,000	74,602
Metis Merger Sub LLC 6.50%, 5/15/2029 (a)	287,000	281,220
MoneyGram International, Inc. 5.38%, 8/1/2026 (a)	190,000	193,200
MPH Acquisition Holdings LLC:
5.50%, 9/1/2028 (a)	390,000	395,191
5.75%, 11/1/2028 (a) (b)	684,000	650,210
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	291,000	300,923
Nielsen Co. Luxembourg SARL 5.00%, 2/1/2025 (a)	135,000	137,101
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 7/15/2029 (a)	239,000	235,095
4.75%, 7/15/2031 (a)	243,000	240,796
5.63%, 10/1/2028 (a)	361,000	372,733
5.88%, 10/1/2030 (a)	217,000	229,117
North Queensland Export Terminal Pty, Ltd. 4.45%, 12/15/2022 (a)	337,000	324,912
Paysafe Finance PLC/Paysafe Holdings US Corp. 4.00%, 6/15/2029 (a)	159,000	147,962
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (a)	209,000	216,317
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	309,000	297,579
5.25%, 4/15/2024 (a)	227,000	241,569
5.75%, 4/15/2026 (a)	580,000	622,601
6.25%, 1/15/2028 (a)	470,000	490,704
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	177,000	182,197
Rent-A-Center, Inc. 6.38%, 2/15/2029 (a)	271,000	282,734
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	243,000	245,646
RR Donnelley & Sons Co. 6.13%, 11/1/2026 (a)	156,000	171,132

See accompanying notes to financial statements.
229

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Sabre GLBL, Inc.:
7.38%, 9/1/2025 (a)	$ 253,000	$ 263,123
9.25%, 4/15/2025 (a)	507,000	572,859
Service Corp. International:
3.38%, 8/15/2030	245,000	240,605
4.00%, 5/15/2031	226,000	230,615
4.63%, 12/15/2027	98,000	102,537
5.13%, 6/1/2029	319,000	343,560
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.63%, 11/1/2026 (a)	148,000	153,033
Signal Parent, Inc. 6.13%, 4/1/2029 (a)	112,000	99,440
Sotheby's 7.38%, 10/15/2027 (a)	365,000	388,663
Sotheby's/Bidfair Holdings, Inc. 5.88%, 6/1/2029 (a)	139,000	141,430
StoneMor, Inc. 8.50%, 5/15/2029 (a)	167,000	172,509
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	324,000	304,942
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	172,000	171,360
United Rentals North America, Inc.:
3.75%, 1/15/2032	278,000	280,199
3.88%, 2/15/2031	215,000	218,341
4.00%, 7/15/2030	352,000	363,429
4.88%, 1/15/2028	626,000	657,776
5.25%, 1/15/2030	288,000	311,792
5.50%, 5/15/2027	394,000	409,579
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	197,000	208,170
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	299,000	314,156
WW International, Inc. 4.50%, 4/15/2029 (a) (b)	259,000	247,811
		23,693,862
COMPUTERS — 1.1%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	222,000	220,073
Austin BidCo, Inc. 7.13%, 12/15/2028 (a)	257,000	266,278
Booz Allen Hamilton, Inc.:
3.88%, 9/1/2028 (a)	216,000	219,514
4.00%, 7/1/2029 (a)	185,000	191,175
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	150,000	147,816
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	259,000	255,775
Diebold Nixdorf, Inc.:
8.50%, 4/15/2024 (b)	213,000	213,515
9.38%, 7/15/2025 (a)	225,000	241,796
Security Description	Principal Amount	Value
Exela Intermediate LLC/Exela Finance, Inc. 11.50%, 7/15/2026 (a)	$ 272,000	$ 193,381
KBR, Inc. 4.75%, 9/30/2028 (a)	120,000	122,590
NCR Corp.:
5.00%, 10/1/2028 (a)	224,000	230,823
5.13%, 4/15/2029 (a)	577,000	596,635
5.25%, 10/1/2030 (a)	150,000	154,380
5.75%, 9/1/2027 (a)	100,000	104,545
6.13%, 9/1/2029 (a)	202,000	216,180
Presidio Holdings, Inc.:
4.88%, 2/1/2027 (a)	63,000	64,930
8.25%, 2/1/2028 (a)	177,000	189,208
Science Applications International Corp. 4.88%, 4/1/2028 (a)	140,000	143,521
Seagate HDD Cayman:
3.13%, 7/15/2029	188,000	183,800
3.38%, 7/15/2031	202,000	196,635
4.09%, 6/1/2029	256,000	265,052
4.13%, 1/15/2031	171,000	177,912
4.75%, 1/1/2025	87,000	93,111
4.88%, 3/1/2024	181,000	191,914
4.88%, 6/1/2027	172,000	188,017
5.75%, 12/1/2034	276,000	318,154
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 5.75%, 6/1/2025 (a)	179,000	185,636
Unisys Corp. 6.88%, 11/1/2027 (a)	252,000	272,987
Vericast Corp. 11.00%, 9/15/2026 (a)	439,870	464,797
		6,310,150
COSMETICS/PERSONAL CARE — 0.3%
Avon Products, Inc. 6.50%, 3/15/2023 (b)	184,000	193,303
Coty, Inc.:
5.00%, 4/15/2026 (a)	200,000	206,102
6.50%, 4/15/2026 (a)	197,000	203,050
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC 4.75%, 1/15/2029 (a)	225,000	228,892
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	107,000	107,882
5.50%, 6/1/2028 (a)	305,000	323,898
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	200,000	185,522
Revlon Consumer Products Corp. 6.25%, 8/1/2024	100,000	41,602
		1,490,251

See accompanying notes to financial statements.
230

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
DISTRIBUTION & WHOLESALE — 0.6%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	$ 317,000	$ 324,323
Avient Corp.:
5.25%, 3/15/2023	79,000	82,868
5.75%, 5/15/2025 (a)	278,000	290,046
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	264,000	268,813
G-III Apparel Group, Ltd. 7.88%, 8/15/2025 (a) (b)	297,000	315,865
H&E Equipment Services Co. 3.88%, 12/15/2028 (a)	539,000	536,089
IAA, Inc. 5.50%, 6/15/2027 (a)	202,000	209,549
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	378,000	382,789
Resideo Funding, Inc. 4.00%, 9/1/2029 (a)	160,000	156,920
Ritchie Bros Holdings, Inc. 4.75%, 12/15/2031 (a)	157,000	163,811
Univar Solutions USA, Inc. 5.13%, 12/1/2027 (a)	241,000	251,589
Wolverine Escrow LLC:
8.50%, 11/15/2024 (a)	266,000	250,067
9.00%, 11/15/2026 (a)	506,000	480,103
REGS, 13.13%, 11/15/2027 (a)	157,000	100,172
		3,813,004
DIVERSIFIED FINANCIAL SERVICES — 3.6%
Advisor Group Holdings, Inc. 10.75%, 8/1/2027 (a)	5,000	5,565
AerCap Holdings NV 5 year CMT + 4.54%, 5.88%, 10/10/2079 (c)	230,000	237,705
AG Issuer LLC 6.25%, 3/1/2028 (a)	202,000	209,969
Ally Financial, Inc. 5.75%, 11/20/2025	339,000	382,456
Aretec Escrow Issuer, Inc. 7.50%, 4/1/2029 (a)	114,000	117,067
Asteroid Private Merger Sub, Inc. 8.50%, 11/15/2029 (a)	150,000	156,588
Brightsphere Investment Group, Inc. 4.80%, 7/27/2026	100,000	104,398
Castlelake Aviation Finance DAC 5.00%, 4/15/2027 (a) (b)	100,000	98,945
Cobra AcquisitionCo LLC 6.38%, 11/1/2029 (a)	150,000	148,288
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a)	455,000	425,894
3.63%, 10/1/2031 (a) (b)	245,000	225,790
Security Description	Principal Amount	Value
Credit Acceptance Corp.:
5.13%, 12/31/2024 (a)	$ 244,000	$ 250,244
6.63%, 3/15/2026 (b)	193,000	200,971
CURO Finance LLC 7.50%, 8/1/2028 (a)	90,000	90,346
Curo Group Holdings Corp. 7.50%, 8/1/2028 (a)	357,000	359,196
Enact Holdings, Inc. 6.50%, 8/15/2025 (a)	441,000	482,855
Enova International, Inc.:
8.50%, 9/1/2024 (a)	105,000	106,971
8.50%, 9/15/2025 (a)	249,000	256,520
Finance of America Funding LLC 7.88%, 11/15/2025 (a)	162,000	159,479
Global Aircraft Leasing Co., Ltd. 6.50%, 9/15/2024 (a)	951,209	918,782
goeasy, Ltd.:
4.38%, 5/1/2026 (a)	60,000	61,294
5.38%, 12/1/2024 (a)	429,000	440,939
Home Point Capital, Inc. 5.00%, 2/1/2026 (a) (b)	227,000	210,336
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029 (a)	230,000	233,236
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 8/15/2028 (a)	350,000	358,995
Jefferson Capital Holdings LLC 6.00%, 8/15/2026 (a)	95,000	96,621
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	336,000	317,194
6.50%, 11/1/2025 (a)	334,000	329,628
LFS Topco LLC 5.88%, 10/15/2026 (a)	119,000	123,402
LPL Holdings, Inc.:
4.00%, 3/15/2029 (a)	282,000	289,312
4.38%, 5/15/2031 (a)	50,000	51,157
4.63%, 11/15/2027 (a)	341,000	353,249
Midcap Financial Issuer Trust:
5.63%, 1/15/2030 (a)	208,000	208,711
6.50%, 5/1/2028 (a)	309,000	322,392
Nationstar Mortgage Holdings, Inc.:
5.13%, 12/15/2030 (a)	232,000	230,986
5.50%, 8/15/2028 (a)	295,000	303,425
5.75%, 11/15/2031 (a)	271,000	270,702
6.00%, 1/15/2027 (a)	137,000	142,598
Navient Corp.:
4.88%, 3/15/2028	264,000	263,667
5.00%, 3/15/2027	283,000	288,533
5.50%, 1/25/2023	244,000	254,241
5.50%, 3/15/2029	194,000	194,145
5.88%, 10/25/2024	250,000	266,975
6.75%, 6/25/2025	287,000	315,990
6.75%, 6/15/2026	213,000	235,393

See accompanying notes to financial statements.
231

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
7.25%, 9/25/2023	$ 210,000	$ 226,273
Series MTN, 5.63%, 8/1/2033	201,000	191,388
Series MTN, 6.13%, 3/25/2024	444,000	473,451
NFP Corp.:
4.88%, 8/15/2028 (a)	131,000	132,804
6.88%, 8/15/2028 (a)	637,000	639,503
OneMain Finance Corp.:
3.50%, 1/15/2027	50,000	49,508
3.88%, 9/15/2028	200,000	196,390
4.00%, 9/15/2030	265,000	260,548
5.38%, 11/15/2029	271,000	294,677
5.63%, 3/15/2023	250,000	261,322
6.13%, 3/15/2024	510,000	540,753
6.63%, 1/15/2028	304,000	342,401
6.88%, 3/15/2025	529,000	589,338
7.13%, 3/15/2026	562,000	642,861
8.25%, 10/1/2023	182,000	201,250
8.88%, 6/1/2025	345,000	370,182
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	387,000	371,636
5.38%, 10/15/2025 (a)	293,000	300,744
5.75%, 9/15/2031 (a)	150,000	151,389
PHH Mortgage Corp. 7.88%, 3/15/2026 (a)	276,000	285,450
PRA Group, Inc.:
5.00%, 10/1/2029 (a)	155,000	155,628
7.38%, 9/1/2025 (a)	240,000	256,325
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.88%, 10/15/2026 (a)	423,000	421,604
3.63%, 3/1/2029 (a)	359,000	360,694
3.88%, 3/1/2031 (a)	253,000	257,746
4.00%, 10/15/2033 (a)	283,000	286,789
SLM Corp.:
3.13%, 11/2/2026	175,000	174,048
4.20%, 10/29/2025	142,000	148,731
StoneX Group,Inc. 8.63%, 6/15/2025 (a)	363,000	386,620
TMX Finance LLC/TitleMax Finance Corp. 11.13%, 4/1/2023 (a)	77,000	78,508
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	474,000	484,030
5.50%, 4/15/2029 (a)	389,000	381,337
5.75%, 6/15/2027 (a)	213,000	213,543
World Acceptance Corp. 7.00%, 11/1/2026 (a)	170,000	170,576
		21,399,197
ELECTRIC — 2.4%
AES Andres B.V. 5.70%, 5/4/2028 (a)	89,000	90,587
Security Description	Principal Amount	Value
Calpine Corp.:
3.75%, 3/1/2031 (a)	$ 331,000	$ 319,269
4.50%, 2/15/2028 (a)	497,000	515,568
4.63%, 2/1/2029 (a)	112,000	111,037
5.00%, 2/1/2031 (a)	285,000	287,767
5.13%, 3/15/2028 (a)	599,000	608,656
5.25%, 6/1/2026 (a)	129,000	132,348
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	370,000	369,863
3.75%, 1/15/2032 (a)	175,000	174,256
4.75%, 3/15/2028 (a)	163,000	171,867
DPL, Inc.:
4.13%, 7/1/2025	123,000	128,638
4.35%, 4/15/2029	114,000	121,265
Drax Finco PLC 6.63%, 11/1/2025 (a)	262,000	270,347
Electricite de France SA:
USD 10 year swap rate + 3.71%, 5.25%, 1/29/2023 (a) (b) (c)	474,000	488,362
USD 10 year swap rate + 3.04%, 5.63%, 1/22/2024 (a) (c)	542,000	570,249
Emera, Inc. Series 16-A, 3 Month USD LIBOR + 5.44%, 6.75%, 6/15/2076 (c)	312,000	358,975
FirstEnergy Corp.:
2.05%, 3/1/2025	162,000	161,111
2.65%, 3/1/2030	100,000	98,939
Series A, 1.60%, 1/15/2026	89,000	86,248
Series B, 2.25%, 9/1/2030	193,000	186,044
Series B, 4.40%, 7/15/2027	410,000	441,521
Series B, 4.75%, 3/15/2023	203,000	210,320
Series C, 3.40%, 3/1/2050	267,000	261,996
Series C, 5.35%, 7/15/2047	455,000	542,356
Series C, 7.38%, 11/15/2031	489,000	660,492
InterGen NV 7.00%, 6/30/2023 (a)	82,000	81,539
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	133,000	134,425
NextEra Energy Operating Partners L.P.:
3.88%, 10/15/2026 (a)	74,000	78,470
4.25%, 7/15/2024 (a)	40,000	41,604
4.50%, 9/15/2027 (a)	454,000	489,539
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	178,000	174,232
3.63%, 2/15/2031 (a)	341,000	334,027
3.88%, 2/15/2032 (a)	356,000	350,172
5.25%, 6/15/2029 (a)	448,000	479,638
5.75%, 1/15/2028	241,000	254,491
6.63%, 1/15/2027	116,000	120,688

See accompanying notes to financial statements.
232

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Pattern Energy Operations L.P./Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	$ 212,000	$ 220,824
PG&E Corp.:
5.00%, 7/1/2028	366,000	384,791
5.25%, 7/1/2030	395,000	414,126
Pike Corp. 5.50%, 9/1/2028 (a)	72,000	72,236
Talen Energy Supply LLC:
6.50%, 6/1/2025	217,000	86,190
6.63%, 1/15/2028 (a)	245,000	213,380
7.25%, 5/15/2027 (a) (b)	377,000	336,028
7.63%, 6/1/2028 (a) (b)	156,000	138,871
10.50%, 1/15/2026 (a)	272,000	117,520
Terraform Global Operating LLC 6.13%, 3/1/2026 (a)	158,000	161,424
TransAlta Corp. 6.50%, 3/15/2040	150,000	173,853
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	550,000	552,079
5.00%, 7/31/2027 (a)	488,000	506,588
5.50%, 9/1/2026 (a)	244,000	251,061
5.63%, 2/15/2027 (a)	434,000	448,747
		13,984,624
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	276,000	269,569
4.75%, 6/15/2028 (a)	280,000	285,628
EnerSys:
4.38%, 12/15/2027 (a)	123,000	127,620
5.00%, 4/30/2023 (a)	90,000	92,730
WESCO Distribution, Inc.:
7.13%, 6/15/2025 (a)	522,000	552,850
7.25%, 6/15/2028 (a)	670,000	736,678
		2,065,075
ELECTRONICS — 0.5%
Atkore, Inc. 4.25%, 6/1/2031 (a)	89,000	91,378
Brightstar Escrow Corp. 9.75%, 10/15/2025 (a)	216,000	231,904
II-VI, Inc. 5.00%, 12/15/2029 (a)	360,000	368,017
Imola Merger Corp. 4.75%, 5/15/2029 (a)	676,000	693,204
Sensata Technologies B.V.:
4.00%, 4/15/2029 (a)	321,000	327,844
4.88%, 10/15/2023 (a)	153,000	161,257
5.00%, 10/1/2025 (a)	207,000	224,719
5.63%, 11/1/2024 (a)	138,000	151,672
Sensata Technologies, Inc.:
3.75%, 2/15/2031 (a)	262,000	261,442
4.38%, 2/15/2030 (a)	159,000	168,001
Security Description	Principal Amount	Value
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	$ 159,000	$ 157,728
		2,837,166
ENERGY-ALTERNATE SOURCES — 0.3%
Atlantica Sustainable Infrastructure PLC 4.13%, 6/15/2028 (a)	93,000	93,788
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	261,000	270,062
Renewable Energy Group, Inc. 5.88%, 6/1/2028 (a)	158,000	162,380
Sunnova Energy Corp. 5.88%, 9/1/2026 (a)	148,000	151,006
TerraForm Power Operating LLC:
4.25%, 1/31/2023 (a)	243,000	248,321
4.75%, 1/15/2030 (a)	278,000	291,747
5.00%, 1/31/2028 (a)	277,000	294,030
Topaz Solar Farms LLC 5.75%, 9/30/2039 (a)	183,078	218,110
		1,729,444
ENGINEERING & CONSTRUCTION — 0.7%
AECOM 5.13%, 3/15/2027	232,000	252,539
Arcosa, Inc. 4.38%, 4/15/2029 (a)	184,000	186,302
Artera Services LLC 9.03%, 12/4/2025 (a)	379,000	399,386
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a)	294,000	293,524
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	106,000	110,132
Cellnex Finance Co. SA 3.88%, 7/7/2041 (a)	400,000	384,080
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	197,000	200,822
Fluor Corp.:
3.50%, 12/15/2024 (b)	137,000	143,387
4.25%, 9/15/2028 (b)	227,000	237,898
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	99,000	101,578
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a)	151,000	156,298
IEA Energy Services LLC 6.63%, 8/15/2029 (a)	285,000	281,415
INNOVATE Corp. 8.50%, 2/1/2026 (a)	89,000	89,884
MasTec, Inc. 4.50%, 8/15/2028 (a)	277,000	288,304
Railworks Holdings L.P./Railworks Rally, Inc. 8.25%, 11/15/2028 (a)	160,000	164,802

See accompanying notes to financial statements.
233

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
TopBuild Corp.:
3.63%, 3/15/2029 (a)	$ 87,000	$ 87,663
4.13%, 2/15/2032 (a)	72,000	73,858
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	384,000	386,776
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	89,000	89,748
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	147,000	151,463
		4,079,859
ENTERTAINMENT — 2.8%
Affinity Gaming 6.88%, 12/15/2027 (a)	408,000	426,870
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	270,000	281,823
AMC Entertainment Holdings, Inc.:
10.50%, 4/15/2025 (a)	169,000	180,061
10.00%, 6/15/2026 (a)	592,498	585,661
Banijay Entertainment SASU 5.38%, 3/1/2025 (a)	284,000	290,629
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	98,000	101,477
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a)	375,000	377,130
6.25%, 7/1/2025 (a)	1,243,000	1,305,598
8.13%, 7/1/2027 (a)	528,000	584,422
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	366,000	382,554
CCM Merger, Inc. 6.38%, 5/1/2026 (a)	100,000	105,001
Cedar Fair L.P. 5.25%, 7/15/2029 (b)	181,000	186,580
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op:
5.38%, 4/15/2027	145,000	148,683
5.50%, 5/1/2025 (a)	344,000	357,519
6.50%, 10/1/2028	170,000	181,397
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	202,000	210,173
5.50%, 4/1/2027 (a)	168,000	174,513
Cinemark USA, Inc.:
5.25%, 7/15/2028 (a) (b)	217,000	211,588
5.88%, 3/15/2026 (a) (b)	87,000	87,874
8.75%, 5/1/2025 (a)	280,000	297,038
Empire Resorts, Inc. 7.75%, 11/1/2026 (a)	100,000	100,970
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	190,000	192,768
Security Description	Principal Amount	Value
Golden Entertainment, Inc. 7.63%, 4/15/2026 (a)	$ 52,000	$ 54,445
International Game Technology PLC:
4.13%, 4/15/2026 (a)	454,000	466,748
5.25%, 1/15/2029 (a)	247,000	262,027
6.25%, 1/15/2027 (a)	306,000	343,035
6.50%, 2/15/2025 (a)	348,000	380,851
Jacobs Entertainment, Inc. 7.88%, 2/1/2024 (a)	324,000	330,917
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	362,000	369,946
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	271,000	269,447
4.75%, 10/15/2027 (a)	275,000	282,678
4.88%, 11/1/2024 (a)	232,000	234,898
5.63%, 3/15/2026 (a)	53,000	54,754
6.50%, 5/15/2027 (a)	350,000	383,093
Merlin Entertainments PLC 5.75%, 6/15/2026 (a)	161,000	168,144
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	155,000	157,299
Mohegan Gaming & Entertainment:
7.88%, 10/15/2024 (a)	94,000	98,127
8.00%, 2/1/2026 (a)	378,000	396,987
Motion Bondco DAC 6.63%, 11/15/2027 (a) (b)	60,000	60,624
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In 8.50%, 11/15/2027 (a)	312,000	338,526
Penn National Gaming, Inc.:
4.13%, 7/1/2029 (a)	68,000	66,194
5.63%, 1/15/2027 (a)	142,000	146,101
Powdr Corp. 6.00%, 8/1/2025 (a)	124,000	129,073
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a)	320,000	317,888
5.88%, 9/1/2031 (a)	200,000	200,876
Raptor Acquisition Corp./Raptor Co-Issuer LLC 4.88%, 11/1/2026 (a)	110,000	111,133
Resorts World Las Vegas LLC/RWLV Capital, Inc.:
4.63%, 4/16/2029 (a) (b)	350,000	352,349
4.63%, 4/6/2031 (a)	100,000	99,668
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a)	365,000	375,629

See accompanying notes to financial statements.
234

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
7.00%, 5/15/2028 (a)	$ 206,000	$ 220,539
7.25%, 11/15/2029 (a)	73,000	81,901
8.25%, 3/15/2026 (a)	313,000	329,968
8.63%, 7/1/2025 (a)	198,000	211,931
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a) (b)	168,000	171,143
Six Flags Entertainment Corp.:
4.88%, 7/31/2024 (a)	248,000	250,649
5.50%, 4/15/2027 (a) (b)	105,000	108,740
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	356,000	380,247
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/1/2027 (a)	140,000	142,150
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	211,000	220,955
WMG Acquisition Corp.:
3.00%, 2/15/2031 (a)	170,000	163,273
3.75%, 12/1/2029 (a)	209,000	208,718
3.88%, 7/15/2030 (a)	194,000	196,662
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
7.75%, 4/15/2025 (a)	351,000	368,550
REGS, 5.13%, 10/1/2029 (a)	300,000	305,136
		16,582,348
ENVIRONMENTAL CONTROL — 0.7%
Clean Harbors, Inc.:
4.88%, 7/15/2027 (a)	187,000	193,167
5.13%, 7/15/2029 (a)	153,000	162,335
Covanta Holding Corp.:
5.00%, 9/1/2030	134,000	136,829
6.00%, 1/1/2027	121,000	124,928
Covert Mergeco, Inc. 4.88%, 12/1/2029 (a)	100,000	101,812
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	282,000	277,784
3.75%, 8/1/2025 (a)	237,000	240,344
4.00%, 8/1/2028 (a)	262,000	257,119
4.25%, 6/1/2025 (a)	175,000	180,026
4.38%, 8/15/2029 (a) (b)	277,000	274,518
4.75%, 6/15/2029 (a)	232,000	233,684
5.13%, 12/15/2026 (a)	219,000	228,310
Harsco Corp. 5.75%, 7/31/2027 (a)	212,000	216,354
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	204,000	205,075
5.88%, 6/30/2029 (a)	339,000	339,034
Stericycle, Inc.:
3.88%, 1/15/2029 (a)	91,000	90,050
5.38%, 7/15/2024 (a)	324,000	332,654
Tervita Corp. 11.00%, 12/1/2025 (a)	264,000	303,640
Security Description	Principal Amount	Value
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	$ 141,000	$ 140,984
		4,038,647
FOOD — 3.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.25%, 3/15/2026 (a)	221,000	225,807
3.50%, 2/15/2023 (a)	252,000	256,783
3.50%, 3/15/2029 (a)	454,000	454,345
4.63%, 1/15/2027 (a)	375,000	393,821
4.88%, 2/15/2030 (a)	508,000	549,092
5.88%, 2/15/2028 (a)	366,000	388,641
7.50%, 3/15/2026 (a)	240,000	256,318
B&G Foods, Inc.:
5.25%, 4/1/2025	332,000	338,706
5.25%, 9/15/2027 (b)	234,000	242,064
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	177,000	167,090
Chobani LLC/Chobani Finance Corp., Inc.:
4.63%, 11/15/2028 (a)	83,000	85,302
7.50%, 4/15/2025 (a)	180,000	185,519
Del Monte Foods, Inc. 11.88%, 5/15/2025 (a)	200,000	223,318
FAGE International SA/FAGE USA Dairy Industry, Inc. 5.63%, 8/15/2026 (a)	189,000	194,432
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	286,000	294,194
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	81,000	81,293
Ingles Markets, Inc. 4.00%, 6/15/2031 (a)	126,000	127,443
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	651,000	681,350
3.75%, 4/1/2030	259,000	279,834
3.88%, 5/15/2027	468,000	505,482
4.38%, 6/1/2046	963,000	1,130,167
4.63%, 10/1/2039	184,000	216,242
4.88%, 10/1/2049	572,000	720,434
5.00%, 7/15/2035	263,000	321,909
5.00%, 6/4/2042	565,000	703,351
5.20%, 7/15/2045	600,000	764,844
5.50%, 6/1/2050	578,000	783,577
6.50%, 2/9/2040	212,000	301,797
6.88%, 1/26/2039	278,000	408,927
7.13%, 8/1/2039 (a)	310,000	472,319
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	375,000	385,226
4.38%, 1/31/2032 (a)	260,000	268,239
4.88%, 5/15/2028 (a)	176,000	190,733
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	373,000	370,057

See accompanying notes to financial statements.
235

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 10/15/2027 (a)	$ 233,000	$ 243,280
6.88%, 5/1/2025 (a) (b)	98,000	102,930
Pilgrim's Pride Corp.:
3.50%, 3/1/2032 (a)	280,000	283,928
4.25%, 4/15/2031 (a)	337,000	354,160
5.88%, 9/30/2027 (a)	340,000	358,979
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	796,000	790,022
4.63%, 4/15/2030 (a)	491,000	498,321
5.50%, 12/15/2029 (a)	372,000	391,039
5.63%, 1/15/2028 (a)	247,000	261,830
5.75%, 3/1/2027 (a)	556,000	574,976
Safeway, Inc. 7.25%, 2/1/2031	104,000	122,629
SEG Holding LLC/SEG Finance Corp. 5.63%, 10/15/2028 (a) (b)	123,000	129,218
Sigma Holdco B.V. 7.88%, 5/15/2026 (a) (b)	242,000	233,816
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	235,000	231,600
TreeHouse Foods, Inc. 4.00%, 9/1/2028 (b)	188,000	180,501
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	182,000	195,135
US Foods, Inc.:
4.63%, 6/1/2030 (a)	164,000	166,009
4.75%, 2/15/2029 (a)	291,000	295,941
6.25%, 4/15/2025 (a)	356,000	371,351
		18,754,321
FOOD SERVICE — 0.3%
Aramark Services, Inc.:
5.00%, 4/1/2025 (a)	284,000	289,649
5.00%, 2/1/2028 (a)	400,000	413,984
6.38%, 5/1/2025 (a)	469,000	490,190
TKC Holdings, Inc.:
6.88%, 5/15/2028 (a)	160,000	163,726
10.50%, 5/15/2029 (a)	201,000	216,875
		1,574,424
FOREST PRODUCTS & PAPER — 0.3%
Ahlstrom-Munksjo Holding 3 Oy 4.88%, 2/4/2028 (a)	270,000	266,414
Clearwater Paper Corp.:
4.75%, 8/15/2028 (a)	162,000	165,449
5.38%, 2/1/2025 (a)	51,000	55,131
Domtar Corp.:
6.25%, 9/1/2042	100,000	101,374
6.75%, 10/1/2028 (a)	267,000	274,650
6.75%, 2/15/2044 (b)	100,000	100,886
Glatfelter Corp. 4.75%, 11/15/2029 (a)	175,000	180,864
Security Description	Principal Amount	Value
Mercer International, Inc.:
5.13%, 2/1/2029	$ 249,000	$ 254,383
5.50%, 1/15/2026	175,000	177,688
Resolute Forest Products, Inc. 4.88%, 3/1/2026 (a)	68,000	69,144
Schweitzer-Mauduit International, Inc. 6.88%, 10/1/2026 (a)	7,000	7,323
Sylvamo Corp. 7.00%, 9/1/2029 (a)	125,000	131,030
		1,784,336
GAS — 0.2%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	318,000	340,804
5.63%, 5/20/2024	214,000	231,402
5.75%, 5/20/2027	135,000	149,750
5.88%, 8/20/2026	234,000	261,738
Rockpoint Gas Storage Canada, Ltd. 7.00%, 3/31/2023 (a)	156,000	156,200
		1,139,894
HAND & MACHINE TOOLS — 0.0% (d)
Apex Tool Group LLC/BC Mountain Finance, Inc. 9.00%, 2/15/2023 (a)	209,000	198,408
Werner FinCo L.P./Werner FinCo, Inc. 8.75%, 7/15/2025 (a) (b)	74,000	77,280
		275,688
HEALTH CARE PRODUCTS — 0.7%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a)	260,000	262,657
4.63%, 7/15/2028 (a)	435,000	457,128
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a)	137,000	143,412
Hologic, Inc.:
3.25%, 2/15/2029 (a)	221,000	221,995
4.63%, 2/1/2028 (a)	133,000	139,748
Mozart Debt Merger Sub, Inc.:
3.88%, 4/1/2029 (a)	1,690,000	1,684,119
5.25%, 10/1/2029 (a)	962,000	976,978
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 7.25%, 2/1/2028 (a)	42,000	45,126
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	175,000	180,012
4.63%, 11/15/2027	196,000	203,791
Varex Imaging Corp. 7.88%, 10/15/2027 (a)	96,000	106,889
		4,421,855

See accompanying notes to financial statements.
236

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 5.5%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/2029 (a)	$ 102,000	$ 105,568
5.50%, 7/1/2028 (a)	181,000	190,137
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	93,000	92,109
Air Methods Corp. 8.00%, 5/15/2025 (a) (b)	373,000	320,705
Akumin Escrow, Inc. 7.50%, 8/1/2028 (a)	150,000	140,670
Akumin, Inc. 7.00%, 11/1/2025 (a)	317,000	301,527
Cano Health LLC 6.25%, 10/1/2028 (a)	125,000	124,483
Catalent Pharma Solutions, Inc.:
3.13%, 2/15/2029 (a)	167,000	164,757
3.50%, 4/1/2030 (a)	225,000	224,568
5.00%, 7/15/2027 (a)	139,000	144,345
Centene Corp.:
2.45%, 7/15/2028	773,000	764,644
2.50%, 3/1/2031	775,000	754,408
2.63%, 8/1/2031	415,000	408,248
3.00%, 10/15/2030	773,000	786,543
3.38%, 2/15/2030	899,000	918,239
4.25%, 12/15/2027	853,000	892,315
4.63%, 12/15/2029	1,296,000	1,398,643
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	204,000	207,152
4.00%, 3/15/2031 (a)	140,000	143,408
4.25%, 5/1/2028 (a)	129,000	134,397
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	310,000	313,869
5.63%, 3/15/2027 (a)	675,000	713,934
6.00%, 1/15/2029 (a)	420,000	449,866
6.13%, 4/1/2030 (a)	487,000	481,638
6.63%, 2/15/2025 (a)	678,000	701,737
6.88%, 4/1/2028 (a) (b)	303,000	299,588
6.88%, 4/15/2029 (a)	661,000	675,040
8.00%, 3/15/2026 (a)	780,000	819,413
8.00%, 12/15/2027 (a)	273,000	295,528
DaVita, Inc.:
3.75%, 2/15/2031 (a)	426,000	415,512
4.63%, 6/1/2030 (a)	1,125,000	1,154,857
Encompass Health Corp.:
4.50%, 2/1/2028	375,000	386,182
4.63%, 4/1/2031	164,000	167,385
4.75%, 2/1/2030	312,000	321,825
5.75%, 9/15/2025	26,000	26,568
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	337,000	194,146
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	208,000	210,604
Security Description	Principal Amount	Value
Hadrian Merger Sub, Inc. 8.50%, 5/1/2026 (a)	$ 20,000	$ 20,604
HCA, Inc.:
3.50%, 9/1/2030	992,000	1,047,711
5.38%, 2/1/2025	914,000	1,004,276
5.38%, 9/1/2026	352,000	396,922
5.63%, 9/1/2028	553,000	645,926
5.88%, 5/1/2023	420,000	444,675
5.88%, 2/15/2026	423,000	478,032
5.88%, 2/1/2029	379,000	451,939
7.50%, 11/6/2033	450,000	647,941
7.69%, 6/15/2025	135,000	158,965
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	460,000	472,494
5.00%, 5/15/2027 (a)	220,000	227,786
Legacy LifePoint Health LLC:
4.38%, 2/15/2027 (a)	219,000	221,503
6.75%, 4/15/2025 (a)	438,000	459,659
Lifepoint Health, Inc. 5.38%, 1/15/2029 (a)	40,000	39,728
Magellan Health, Inc. 4.90%, 9/22/2024	152,000	164,614
MEDNAX, Inc. 6.25%, 1/15/2027 (a)	389,000	408,030
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a)	147,000	150,115
ModivCare, Inc. 5.88%, 11/15/2025 (a)	189,000	199,004
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	200,000	207,838
3.88%, 5/15/2032 (a)	279,000	282,008
4.38%, 6/15/2028 (a)	317,000	327,876
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	331,000	351,201
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	257,000	270,007
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	504,000	531,760
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	342,000	347,188
Select Medical Corp. 6.25%, 8/15/2026 (a)	420,000	444,940
Surgery Center Holdings, Inc.:
6.75%, 7/1/2025 (a)	144,000	145,358
10.00%, 4/15/2027 (a) (b)	95,000	101,003
Syneos Health, Inc. 3.63%, 1/15/2029 (a)	88,000	86,762
Tenet Healthcare Corp.:
4.25%, 6/1/2029 (a)	447,000	455,010
4.38%, 1/15/2030 (a)	514,000	521,037
4.63%, 7/15/2024	292,000	296,395
4.63%, 9/1/2024 (a)	308,000	315,463
4.63%, 6/15/2028 (a)	227,000	233,594
4.88%, 1/1/2026 (a)	777,000	798,243

See accompanying notes to financial statements.
237

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.13%, 11/1/2027 (a)	$ 530,000	$ 552,573
6.13%, 10/1/2028 (a)	963,000	1,017,515
6.25%, 2/1/2027 (a)	428,000	442,894
6.75%, 6/15/2023	590,000	631,265
6.88%, 11/15/2031	170,000	194,330
7.50%, 4/1/2025 (a)	279,000	293,064
US Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	270,000	282,533
US Renal Care, Inc. 10.63%, 7/15/2027 (a)	228,000	233,301
		32,847,640
HOLDING COMPANIES-DIVERSIFIED — 0.1%
Stena AB 7.00%, 2/1/2024 (a)	232,000	239,695
Stena International SA:
5.75%, 3/1/2024 (a)	275,000	283,993
6.13%, 2/1/2025 (a)	164,000	168,179
		691,867
HOME BUILDERS — 1.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.63%, 4/1/2030 (a)	65,000	64,517
6.63%, 1/15/2028 (a)	72,000	75,997
Beazer Homes USA, Inc.:
5.88%, 10/15/2027 (b)	258,000	270,028
7.25%, 10/15/2029	162,000	180,648
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.:
4.88%, 2/15/2030 (a)	182,000	186,161
6.25%, 9/15/2027 (a)	283,000	296,556
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 5.00%, 6/15/2029 (a)	89,000	90,957
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	128,000	129,098
6.75%, 6/1/2027	199,000	209,577
Empire Communities Corp. 7.00%, 12/15/2025 (a)	268,000	277,758
Forestar Group, Inc.:
3.85%, 5/15/2026 (a)	60,000	60,204
5.00%, 3/1/2028 (a)	145,000	149,062
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	574,000	596,363
K Hovnanian Enterprises, Inc. 7.75%, 2/15/2026 (a)	25,000	26,114
KB Home:
4.80%, 11/15/2029	125,000	136,350
6.88%, 6/15/2027	100,000	118,139
7.63%, 5/15/2023	167,000	176,035
LGI Homes, Inc. 4.00%, 7/15/2029 (a)	125,000	124,844
Security Description	Principal Amount	Value
M/I Homes, Inc.:
3.95%, 2/15/2030	$ 100,000	$ 98,540
4.95%, 2/1/2028	222,000	231,140
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	232,000	236,352
5.25%, 12/15/2027 (a)	33,000	34,698
Meritage Homes Corp.:
3.88%, 4/15/2029 (a)	111,000	116,964
5.13%, 6/6/2027	119,000	131,328
6.00%, 6/1/2025	101,000	112,935
New Home Co., Inc. 7.25%, 10/15/2025 (a)	302,000	308,602
Picasso Finance Sub, Inc. 6.13%, 6/15/2025 (a)	187,000	195,774
Shea Homes L.P./Shea Homes Funding Corp.:
4.75%, 2/15/2028 (a)	28,000	28,656
4.75%, 4/1/2029 (a)	114,000	116,671
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	163,000	180,278
5.75%, 1/15/2028 (a)	142,000	158,290
5.88%, 6/15/2027 (a)	161,000	180,592
6.63%, 7/15/2027 (a)	211,000	222,238
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.:
5.63%, 3/1/2024 (a)	98,000	104,645
5.88%, 4/15/2023 (a)	148,000	154,670
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	110,000	109,239
Toll Brothers Finance Corp.:
3.80%, 11/1/2029 (b)	128,000	138,101
4.35%, 2/15/2028	122,000	134,041
4.38%, 4/15/2023	25,000	25,851
4.88%, 11/15/2025	138,000	152,251
4.88%, 3/15/2027	195,000	218,121
TRI Pointe Group, Inc.:
5.25%, 6/1/2027	120,000	129,113
5.70%, 6/15/2028	193,000	212,507
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024	141,000	153,287
Williams Scotsman International, Inc. 4.63%, 8/15/2028 (a)	145,000	149,528
Winnebago Industries,Inc. 6.25%, 7/15/2028 (a)	87,000	93,168
		7,295,988
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	238,000	238,571
4.00%, 4/15/2029 (a)	208,000	212,079
		450,650

See accompanying notes to financial statements.
238

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS & WARES — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	$ 190,000	$ 188,710
Central Garden & Pet Co.:
4.13%, 10/15/2030	124,000	125,024
4.13%, 4/30/2031 (a)	167,000	168,004
5.13%, 2/1/2028	162,000	169,382
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.:
5.00%, 12/31/2026 (a)	167,000	164,857
7.00%, 12/31/2027 (a)	138,000	131,150
Spectrum Brands, Inc.:
3.88%, 3/15/2031 (a)	189,000	186,743
5.00%, 10/1/2029 (a)	87,000	91,465
5.50%, 7/15/2030 (a)	78,000	83,698
5.75%, 7/15/2025	1,000	1,022
		1,310,055
HOUSEWARES — 0.5%
American Greetings Corp. 8.75%, 4/15/2025 (a)	68,000	69,999
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	228,000	239,272
Newell Brands, Inc.:
4.35%, 4/1/2023	242,000	249,647
4.70%, 4/1/2026	697,000	760,211
4.88%, 6/1/2025	227,000	247,010
5.88%, 4/1/2036	190,000	234,148
6.00%, 4/1/2046	237,000	303,964
Scotts Miracle-Gro Co.:
4.00%, 4/1/2031 (a)	162,000	159,787
4.38%, 2/1/2032 (a)	175,000	174,524
4.50%, 10/15/2029	264,000	274,856
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (a)	177,000	170,009
		2,883,427
INSURANCE — 1.0%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	222,000	216,299
6.00%, 8/1/2029 (a)	188,000	185,603
7.00%, 11/15/2025 (a)	304,000	304,964
10.13%, 8/1/2026 (a)	78,000	85,905
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	262,000	262,747
5.88%, 11/1/2029 (a)	150,000	152,726
6.75%, 10/15/2027 (a)	365,000	378,687
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	285,000	288,389
Assurant, Inc. 3 Month USD LIBOR + 4.14%, 7.00%, 3/27/2048 (c)	98,000	112,386
Security Description	Principal Amount	Value
AssuredPartners, Inc.:
5.63%, 1/15/2029 (a)	$ 181,000	$ 176,737
7.00%, 8/15/2025 (a)	202,000	203,959
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	300,000	294,480
Enstar Finance LLC 5 year CMT + 5.47%, 5.75%, 9/1/2040 (c)	126,000	130,421
Genworth Holdings, Inc.:
6.50%, 6/15/2034 (b)	53,000	55,031
Series ., 4.80%, 2/15/2024	237,000	247,708
Global Atlantic Fin Co. 5 year CMT + 3.80%, 4.70%, 10/15/2051 (a) (c)	320,000	326,035
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a)	172,000	178,252
HUB International, Ltd.:
5.63%, 12/1/2029 (a)	230,000	236,845
7.00%, 5/1/2026 (a)	393,000	403,784
Liberty Mutual Group, Inc.:
4.30%, 2/1/2061 (a)	224,000	210,636
7.80%, 3/7/2087 (a) (b)	144,000	200,091
5 Year USD + 3.315%, 4.13%, 12/15/2051 (a) (c)	225,000	225,128
MGIC Investment Corp. 5.25%, 8/15/2028	298,000	314,378
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	216,000	245,352
Radian Group, Inc.:
4.50%, 10/1/2024	172,580	180,916
4.88%, 3/15/2027	87,000	93,365
6.63%, 3/15/2025 (b)	238,000	263,528
USI, Inc. 6.88%, 5/1/2025 (a)	231,000	233,523
		6,207,875
INTERNET — 1.3%
Acuris Finance Us, Inc./Acuris Finance SARL 5.00%, 5/1/2028 (a)	424,000	422,991
ANGI Group LLC 3.88%, 8/15/2028 (a)	150,000	146,181
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	346,000	346,076
6.13%, 12/1/2028 (a)	155,000	156,032
Cablevision Lightpath LLC:
3.88%, 9/15/2027 (a)	50,000	48,523
5.63%, 9/15/2028 (a)	150,000	148,005
Cars.com, Inc. 6.38%, 11/1/2028 (a)	210,000	223,745
Cogent Communications Group, Inc. 3.50%, 5/1/2026 (a)	40,000	40,613
Endure Digital, Inc. 6.00%, 2/15/2029 (a)	139,000	129,713
Getty Images, Inc. 9.75%, 3/1/2027 (a)	102,000	108,169

See accompanying notes to financial statements.
239

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	$ 320,000	$ 317,680
5.25%, 12/1/2027 (a)	180,000	186,151
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	218,000	216,319
ION Trading Technologies Sarl 5.75%, 5/15/2028 (a)	200,000	206,030
Match Group Holdings II LLC:
3.63%, 10/1/2031 (a)	175,000	170,443
4.13%, 8/1/2030 (a)	157,000	159,211
4.63%, 6/1/2028 (a)	207,000	215,292
5.00%, 12/15/2027 (a)	138,000	144,043
5.63%, 2/15/2029 (a)	100,000	107,287
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	266,000	266,795
Northwest Fiber LLC 4.75%, 4/30/2027 (a)	70,000	69,337
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
6.00%, 2/15/2028 (a) (b)	63,000	61,916
10.75%, 6/1/2028 (a)	89,000	98,213
NortonLifeLock, Inc. 5.00%, 4/15/2025 (a)	496,000	500,295
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	404,000	420,374
Rakuten Group, Inc.:
5 year CMT + 4.56%, 5.13%, 4/22/2026 (a) (c)	293,000	293,985
5 year CMT + 4.97%, 6.25%, 4/22/2031 (a) (b) (c)	415,000	438,547
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	183,000	193,810
Twitter, Inc. 3.88%, 12/15/2027 (a)	170,000	177,686
Uber Technologies, Inc.:
4.50%, 8/15/2029 (a)	510,000	520,583
6.25%, 1/15/2028 (a)	185,000	198,575
7.50%, 5/15/2025 (a)	386,000	406,659
7.50%, 9/15/2027 (a)	437,000	475,827
		7,615,106
INVESTMENT COMPANY SECURITY — 0.6%
Compass Group Diversified Holdings LLC:
5.00%, 1/15/2032 (a)	325,000	333,398
5.25%, 4/15/2029 (a)	363,000	381,767
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	180,000	188,122
Hightower Holding LLC 6.75%, 4/15/2029 (a)	100,000	102,608
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	303,000	297,476
4.75%, 9/15/2024	635,000	659,536
5.25%, 5/15/2027	604,000	620,912
Security Description	Principal Amount	Value
6.25%, 5/15/2026	$ 424,000	$ 441,473
6.38%, 12/15/2025	118,000	120,119
6.75%, 2/1/2024	109,000	109,333
		3,254,744
IRON/STEEL — 0.7%
AK Steel Corp. 7.00%, 3/15/2027	240	249
Allegheny Technologies, Inc.:
4.88%, 10/1/2029 (b)	120,000	119,930
5.13%, 10/1/2031 (b)	176,000	177,202
5.88%, 12/1/2027 (b)	143,000	149,212
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	274,000	285,815
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	177,000	191,880
Carpenter Technology Corp.:
4.45%, 3/1/2023	120,000	122,748
6.38%, 7/15/2028	265,000	280,972
Cleveland-Cliffs, Inc.:
4.63%, 3/1/2029 (a)	97,000	99,777
4.88%, 3/1/2031 (a) (b)	132,000	137,372
5.88%, 6/1/2027	163,000	169,443
6.25%, 10/1/2040	308,000	332,514
6.75%, 3/15/2026 (a)	407,000	430,512
9.88%, 10/17/2025 (a)	227,000	257,128
Commercial Metals Co.:
3.88%, 2/15/2031	98,000	97,469
4.88%, 5/15/2023	36,000	37,193
5.38%, 7/15/2027	73,000	75,884
Infrabuild Australia Pty, Ltd. 12.00%, 10/1/2024 (a)	189,000	194,509
Mineral Resources, Ltd. 8.13%, 5/1/2027 (a)	260,000	279,365
Tacora Resources, Inc. 8.25%, 5/15/2026 (a)	89,000	88,545
TMS International Corp. 6.25%, 4/15/2029 (a)	330,000	328,740
United States Steel Corp.:
6.65%, 6/1/2037 (b)	174,000	195,600
6.88%, 3/1/2029 (b)	278,000	298,972
		4,351,031
LEISURE TIME — 1.8%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (e) (f)	50,000	280
Carnival Corp.:
4.00%, 8/1/2028 (a)	745,000	739,584
5.75%, 3/1/2027 (a)	1,297,000	1,296,676
6.00%, 5/1/2029 (a)	735,000	731,127
7.63%, 3/1/2026 (a)	545,000	570,724
9.88%, 8/1/2027 (a)	391,000	446,796
10.50%, 2/1/2026 (a)	291,000	332,252

See accompanying notes to financial statements.
240

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	$ 178,000	$ 171,254
Life Time, Inc.:
5.75%, 1/15/2026 (a)	326,000	339,017
8.00%, 4/15/2026 (a)	178,000	186,094
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	144,000	139,048
NCL Corp., Ltd.:
3.63%, 12/15/2024 (a)	237,000	224,309
5.88%, 3/15/2026 (a)	429,000	429,682
10.25%, 2/1/2026 (a)	144,000	167,426
12.25%, 5/15/2024 (a)	249,000	294,848
NCL Finance, Ltd. 6.13%, 3/15/2028 (a)	134,000	132,586
Royal Caribbean Cruises, Ltd.:
3.70%, 3/15/2028	156,000	146,540
4.25%, 7/1/2026 (a)	254,000	246,614
5.50%, 8/31/2026 (a)	347,000	352,816
5.50%, 4/1/2028 (a) (b)	526,000	533,574
7.50%, 10/15/2027	103,000	119,170
9.13%, 6/15/2023 (a)	388,000	413,616
10.88%, 6/1/2023 (a)	393,000	429,584
11.50%, 6/1/2025 (a)	437,000	491,052
Viking Cruises, Ltd.:
5.88%, 9/15/2027 (a)	366,000	348,212
6.25%, 5/15/2025 (a)	13,000	12,868
7.00%, 2/15/2029 (a)	100,000	100,208
13.00%, 5/15/2025 (a)	240,000	271,594
Viking Ocean Cruises Ship VII, Ltd. 5.63%, 2/15/2029 (a)	320,000	314,595
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	122,000	123,557
VOC Escrow, Ltd. 5.00%, 2/15/2028 (a)	282,000	280,443
		10,386,146
LODGING — 1.6%
Arrow Bidco LLC 9.50%, 3/15/2024 (a)	151,000	154,582
Boyd Gaming Corp.:
4.75%, 12/1/2027	276,000	283,687
4.75%, 6/15/2031 (a)	280,000	287,005
8.63%, 6/1/2025 (a)	185,000	198,087
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	260,000	274,446
Genting New York LLC/GENNY Capital, Inc. 3.30%, 2/15/2026 (a)	100,000	99,003
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	437,000	435,103
3.75%, 5/1/2029 (a)	252,000	253,943
4.00%, 5/1/2031 (a)	419,000	429,144
4.88%, 1/15/2030	294,000	315,847
5.38%, 5/1/2025 (a)	162,000	168,435
Security Description	Principal Amount	Value
5.75%, 5/1/2028 (a)	$ 273,000	$ 291,747
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc:
4.88%, 7/1/2031 (a)	175,000	175,728
5.00%, 6/1/2029 (a)	267,000	273,891
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	243,000	250,905
Marriott Ownership Resorts, Inc.:
4.50%, 6/15/2029 (a)	74,000	74,536
4.75%, 1/15/2028	290,000	294,379
6.13%, 9/15/2025 (a)	199,000	207,430
MGM Resorts International:
4.63%, 9/1/2026	162,000	169,108
4.75%, 10/15/2028	217,000	224,489
5.50%, 4/15/2027	239,000	256,213
5.75%, 6/15/2025	332,000	358,128
6.00%, 3/15/2023	498,000	523,089
6.75%, 5/1/2025	297,000	311,565
Station Casinos LLC:
4.50%, 2/15/2028 (a)	116,000	117,022
4.63%, 12/1/2031 (a)	121,000	121,979
Sugarhouse HSP Gaming Prop Mezz L.P./Sugarhouse HSP Gaming Finance Corp. 5.88%, 5/15/2025 (a)	153,000	152,922
Travel + Leisure Co.:
3.90%, 3/1/2023	50,000	50,770
4.50%, 12/1/2029 (a)	308,000	310,227
4.63%, 3/1/2030 (a)	241,000	242,205
5.65%, 4/1/2024	155,000	163,468
6.00%, 4/1/2027	219,000	239,049
6.60%, 10/1/2025	33,000	36,693
6.63%, 7/31/2026 (a)	277,000	306,786
Universal Entertainment Corp. 8.50%, 12/11/2024 (a)	127,000	134,203
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	80,000	82,435
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a)	451,000	456,349
5.50%, 3/1/2025 (a)	643,000	664,888
REGS, 5.25%, 5/15/2027 (a) (b)	315,000	321,511
		9,710,997
MACHINERY, CONSTRUCTION & MINING — 0.2%
Manitowoc Co., Inc. 9.00%, 4/1/2026 (a)	304,000	321,681
Terex Corp. 5.00%, 5/15/2029 (a)	188,000	193,395

See accompanying notes to financial statements.
241

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	$ 290,000	$ 293,274
Weir Group PLC 2.20%, 5/13/2026 (a)	205,000	203,362
		1,011,712
MACHINERY-DIVERSIFIED — 0.5%
ATS Automation Tooling Systems, Inc. 4.13%, 12/15/2028 (a)	79,000	79,842
Clark Equipment Co. 5.88%, 6/1/2025 (a)	92,000	95,460
Cleaver-Brooks, Inc. 7.88%, 3/1/2023 (a) (b)	235,000	229,806
Colfax Corp. 6.38%, 2/15/2026 (a)	96,000	99,417
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	252,000	256,060
Granite US Holdings Corp. 11.00%, 10/1/2027 (a)	65,000	70,738
Husky III Holding, Ltd. 13.00%, 2/15/2025 (a)	182,000	192,276
Maxim Crane Works Holdings Capital LLC 10.13%, 8/1/2024 (a)	87,000	89,260
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	225,000	227,954
OT Merger Corp. 7.88%, 10/15/2029 (a)	250,000	242,730
Stevens Holding Co., Inc. 6.13%, 10/1/2026 (a)	189,000	202,410
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a)	248,000	252,367
TK Elevator Holdco GmbH 7.63%, 7/15/2028 (a)	263,000	281,528
TK Elevator US Newco, Inc. 5.25%, 7/15/2027 (a)	456,000	478,955
Welbilt, Inc. 9.50%, 2/15/2024	87,000	87,899
		2,886,702
MEDIA — 7.6%
Altice Financing SA:
5.00%, 1/15/2028 (a)	414,000	402,619
5.75%, 8/15/2029 (a)	657,000	649,944
AMC Networks, Inc.:
4.25%, 2/15/2029	346,000	344,512
4.75%, 8/1/2025	360,000	368,089
5.00%, 4/1/2024	165,000	166,280
Audacy Capital Corp. 6.75%, 3/31/2029 (a) (b)	359,000	350,782
Beasley Mezzanine Holdings LLC 8.63%, 2/1/2026 (a)	239,000	236,175
Block Communications, Inc. 4.88%, 3/1/2028 (a)	79,000	79,348
Security Description	Principal Amount	Value
Cable One, Inc. 4.00%, 11/15/2030 (a)	$ 187,000	$ 184,382
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	120,000	120,090
4.25%, 2/1/2031 (a)	1,052,000	1,063,214
4.25%, 1/15/2034 (a)	750,000	738,540
4.50%, 8/15/2030 (a)	1,005,000	1,031,241
4.50%, 5/1/2032	975,000	1,005,088
4.50%, 6/1/2033 (a)	623,000	635,884
4.75%, 3/1/2030 (a)	1,205,000	1,256,188
5.00%, 2/1/2028 (a)	990,000	1,026,462
5.13%, 5/1/2027 (a)	1,329,000	1,375,714
5.38%, 6/1/2029 (a)	561,000	605,639
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	360,000	364,547
Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027 (a)	365,000	377,706
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	351,000	328,620
4.50%, 11/15/2031 (a)	611,000	603,986
4.63%, 12/1/2030 (a)	675,000	638,671
5.00%, 11/15/2031 (a)	201,000	194,051
5.25%, 6/1/2024	229,000	238,932
5.38%, 2/1/2028 (a)	393,000	406,260
5.50%, 4/15/2027 (a)	500,000	517,010
5.75%, 1/15/2030 (a)	676,000	675,905
6.50%, 2/1/2029 (a)	727,000	779,969
7.50%, 4/1/2028 (a)	473,000	507,794
4.13%, 12/1/2030 (a)	383,000	374,271
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a) (b)	183,000	190,166
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.38%, 8/15/2026 (a)	1,233,000	614,811
6.63%, 8/15/2027 (a)	521,000	145,682
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	1,445,000	1,480,229
DISH DBS Corp.:
5.00%, 3/15/2023	698,000	715,087
5.13%, 6/1/2029	537,000	488,606
5.25%, 12/1/2026 (a)	960,000	975,139
5.75%, 12/1/2028 (a)	880,000	889,768
5.88%, 11/15/2024	667,000	684,962
7.38%, 7/1/2028	590,000	598,992
7.75%, 7/1/2026	707,000	746,804
Entercom Media Corp. 6.50%, 5/1/2027 (a) (b)	207,000	204,651
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	167,000	171,000
GCI LLC 4.75%, 10/15/2028 (a)	273,000	279,904

See accompanying notes to financial statements.
242

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	$ 475,000	$ 488,414
Gray Television, Inc.:
4.75%, 10/15/2030 (a)	285,000	283,669
5.88%, 7/15/2026 (a)	277,000	286,515
7.00%, 5/15/2027 (a)	277,000	296,157
Houghton Mifflin Harcourt Publishers, Inc. 9.00%, 2/15/2025 (a)	140,000	146,727
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	197,000	199,900
5.25%, 8/15/2027 (a)	259,000	269,329
6.38%, 5/1/2026	365,000	380,585
8.38%, 5/1/2027	487,000	513,931
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	277,000	280,138
6.75%, 10/15/2027 (a)	434,000	459,346
Liberty Interactive LLC:
8.25%, 2/1/2030	305,000	334,896
8.50%, 7/15/2029	251,000	274,110
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	330,000	326,905
8.00%, 8/1/2029 (a)	205,000	203,694
Midcontinent Communications/Midcontinent Finance Corp. 5.38%, 8/15/2027 (a)	131,000	135,154
News Corp. 3.88%, 5/15/2029 (a)	275,000	278,110
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a)	221,000	226,043
5.63%, 7/15/2027 (a)	661,000	696,668
Quebecor Media, Inc. 5.75%, 1/15/2023	163,000	169,676
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	334,000	338,499
6.50%, 9/15/2028 (a)	306,000	307,475
Scripps Escrow II, Inc.:
3.88%, 1/15/2029 (a)	221,000	222,138
5.38%, 1/15/2031 (a)	48,000	48,910
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	162,000	170,223
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (a)	307,000	290,299
5.13%, 2/15/2027 (a)	135,000	131,396
5.50%, 3/1/2030 (a) (b)	264,000	256,888
5.88%, 3/15/2026 (a)	79,000	80,213
Sirius XM Radio, Inc.:
3.13%, 9/1/2026 (a)	196,000	195,945
3.88%, 9/1/2031 (a)	523,000	513,973
4.00%, 7/15/2028 (a)	789,000	794,334
4.13%, 7/1/2030 (a)	532,000	533,426
5.00%, 8/1/2027 (a)	601,000	625,106
5.50%, 7/1/2029 (a)	451,000	486,507
Security Description	Principal Amount	Value
Spanish Broadcasting System, Inc. 9.75%, 3/1/2026 (a)	$ 104,000	$ 107,290
TEGNA, Inc.:
4.63%, 3/15/2028	342,000	345,957
4.75%, 3/15/2026 (a)	199,000	207,219
5.00%, 9/15/2029	438,000	449,169
Telenet Finance Luxembourg Notes S.a.r.l. 5.50%, 3/1/2028 (a)	400,000	412,000
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	450,000	479,011
Univision Communications, Inc.:
4.50%, 5/1/2029 (a)	440,000	445,566
5.13%, 2/15/2025 (a)	499,000	503,985
6.63%, 6/1/2027 (a)	814,000	876,287
9.50%, 5/1/2025 (a)	132,000	141,525
UPC Broadband Finco B.V. 4.88%, 7/15/2031 (a)	434,000	444,850
UPC Holding B.V. 5.50%, 1/15/2028 (a)	148,000	154,192
Urban One, Inc. 7.38%, 2/1/2028 (a)	298,000	307,169
ViacomCBS, Inc. 3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (c)	187,000	210,843
Videotron, Ltd.:
3.63%, 6/15/2029 (a)	50,000	50,516
5.13%, 4/15/2027 (a)	263,000	272,002
5.38%, 6/15/2024 (a)	248,000	265,938
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	315,000	314,795
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	311,000	313,003
5.50%, 5/15/2029 (a)	510,000	536,658
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	137,000	138,117
Ziggo B.V.:
4.88%, 1/15/2030 (a)	336,000	344,410
5.50%, 1/15/2027 (a)	565,000	581,922
Ziggo Bond Co. B.V.:
5.13%, 2/28/2030 (a)	147,000	148,114
6.00%, 1/15/2027 (a)	198,000	204,017
		45,333,568
METAL FABRICATE & HARDWARE — 0.1%
Park-Ohio Industries, Inc. 6.63%, 4/15/2027 (b)	165,000	158,633
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	150,000	153,237
		311,870

See accompanying notes to financial statements.
243

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
MINING — 1.6%
Alcoa Nederland Holding B.V.:
4.13%, 3/31/2029 (a)	$ 110,000	$ 113,856
5.50%, 12/15/2027 (a)	202,000	216,140
6.13%, 5/15/2028 (a)	198,000	213,024
Arconic Corp.:
6.00%, 5/15/2025 (a)	154,000	161,293
6.13%, 2/15/2028 (a)	389,000	413,915
Century Aluminum Co. 7.50%, 4/1/2028 (a)	89,000	94,052
Coeur Mining, Inc. 5.13%, 2/15/2029 (a) (b)	212,000	194,192
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	207,000	219,451
Constellium SE:
3.75%, 4/15/2029 (a) (b)	144,000	141,755
5.63%, 6/15/2028 (a)	40,000	42,011
5.88%, 2/15/2026 (a)	159,000	161,116
Eldorado Gold Corp. 6.25%, 9/1/2029 (a)	200,000	203,016
FMG Resources August 2006 Pty, Ltd.:
4.38%, 4/1/2031 (a)	531,000	558,697
4.50%, 9/15/2027 (a)	227,000	241,271
5.13%, 5/15/2024 (a)	175,000	185,525
Freeport-McMoRan, Inc.:
3.88%, 3/15/2023	80,000	82,786
4.13%, 3/1/2028	328,000	340,051
4.25%, 3/1/2030	202,000	213,625
4.38%, 8/1/2028	311,000	326,307
4.55%, 11/14/2024	142,000	152,118
4.63%, 8/1/2030	240,000	257,357
5.00%, 9/1/2027	311,000	325,496
5.25%, 9/1/2029	380,000	415,439
5.40%, 11/14/2034	297,000	361,678
5.45%, 3/15/2043	560,000	703,987
Hecla Mining Co. 7.25%, 2/15/2028	202,000	216,685
Hudbay Minerals, Inc.:
4.50%, 4/1/2026 (a)	233,000	233,105
6.13%, 4/1/2029 (a)	192,000	203,618
IAMGOLD Corp. 5.75%, 10/15/2028 (a)	126,000	124,199
Joseph T Ryerson & Son, Inc. 8.50%, 8/1/2028 (a)	167,000	181,965
JW Aluminum Continuous Cast Co. 10.25%, 6/1/2026 (a)	95,000	100,480
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (a)	250,000	246,122
4.63%, 3/1/2028 (a)	322,000	325,684
New Gold, Inc. 7.50%, 7/15/2027 (a)	172,000	182,702
Novelis Corp.:
3.25%, 11/15/2026 (a)	67,000	67,748
Security Description	Principal Amount	Value
3.88%, 8/15/2031 (a)	$ 160,000	$ 159,221
4.75%, 1/30/2030 (a)	513,000	540,569
Perenti Finance Pty, Ltd. 6.50%, 10/7/2025 (a) (b)	241,000	248,801
Taseko Mines, Ltd. 7.00%, 2/15/2026 (a)	222,000	231,328
		9,400,385
MISCELLANEOUS MANUFACTURER — 0.3%
Amsted Industries, Inc.:
4.63%, 5/15/2030 (a)	117,000	120,039
5.63%, 7/1/2027 (a)	324,000	337,096
EnPro Industries, Inc. 5.75%, 10/15/2026	88,000	92,100
FXI Holdings, Inc.:
7.88%, 11/1/2024 (a)	147,000	149,831
12.25%, 11/15/2026 (a)	293,000	329,490
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a)	198,000	204,488
Hillenbrand, Inc.:
3.75%, 3/1/2031	138,000	138,334
5.75%, 6/15/2025	80,000	84,050
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	266,000	277,481
Trinity Industries, Inc. 4.55%, 10/1/2024	140,000	147,150
		1,880,059
OFFICE & BUSINESS EQUIPMENT — 0.5%
CDW LLC/CDW Finance Corp.:
3.25%, 2/15/2029	187,000	188,427
4.13%, 5/1/2025	98,000	100,726
4.25%, 4/1/2028	229,000	236,962
5.50%, 12/1/2024	201,000	220,029
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (a)	247,000	256,497
7.25%, 3/15/2029 (a) (b)	213,000	220,655
Xerox Corp.:
3.80%, 5/15/2024	59,000	61,170
4.38%, 3/15/2023	245,000	252,938
4.80%, 3/1/2035	222,000	224,273
6.75%, 12/15/2039	231,000	257,972
Xerox Holdings Corp.:
5.00%, 8/15/2025 (a)	332,000	350,539
5.50%, 8/15/2028 (a) (b)	389,000	409,897
		2,780,085
OFFICE FURNISHINGS — 0.0% (d)
Interface, Inc. 5.50%, 12/1/2028 (a)	144,000	150,867
OIL & GAS — 6.9%
Aethon United BR L.P./Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	360,000	386,420
Antero Resources Corp.:
5.00%, 3/1/2025 (b)	126,000	127,981
5.38%, 3/1/2030 (a)	65,000	69,503

See accompanying notes to financial statements.
244

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
7.63%, 2/1/2029 (a)	$ 193,000	$ 214,981
8.38%, 7/15/2026 (a)	207,000	235,651
Apache Corp.:
4.25%, 1/15/2030	89,000	96,571
4.38%, 10/15/2028	263,000	286,633
4.63%, 11/15/2025	176,000	189,240
4.75%, 4/15/2043 (b)	222,000	244,218
4.88%, 11/15/2027	182,000	198,649
5.10%, 9/1/2040	542,000	612,547
5.25%, 2/1/2042	118,000	136,416
5.35%, 7/1/2049	137,000	157,012
6.00%, 1/15/2037	58,000	70,973
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
5.88%, 6/30/2029 (a)	154,000	148,025
7.00%, 11/1/2026 (a)	209,000	212,321
8.25%, 12/31/2028 (a)	163,000	170,104
9.00%, 11/1/2027 (a)	26,000	34,810
Athabasca Oil Corp. 9.75%, 11/1/2026 (a)	150,000	148,478
Baytex Energy Corp.:
5.63%, 6/1/2024 (a)	112,000	112,003
8.75%, 4/1/2027 (a)	173,000	180,927
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	138,000	137,454
California Resources Corp. 7.13%, 2/1/2026 (a)	230,000	238,871
Callon Petroleum Co.:
6.13%, 10/1/2024	152,000	149,962
6.38%, 7/1/2026	121,000	117,034
8.00%, 8/1/2028 (a) (b)	214,000	218,470
9.00%, 4/1/2025 (a)	270,000	291,967
Calumet Specialty Products Partners L.P./Calumet Finance Corp.:
7.75%, 4/15/2023 (b)	82,000	81,989
11.00%, 4/15/2025 (a)	225,000	244,348
Centennial Resource Production LLC:
5.38%, 1/15/2026 (a) (b)	100,000	99,228
6.88%, 4/1/2027 (a) (b)	155,000	157,455
Chesapeake Energy Corp.:
5.50%, 2/1/2026 (a)	241,000	253,908
5.88%, 2/1/2029 (a)	242,000	259,063
Civitas Resources, Inc. 5.00%, 10/15/2026 (a)	265,000	267,828
CNX Resources Corp.:
6.00%, 1/15/2029 (a)	222,000	230,882
7.25%, 3/14/2027 (a)	226,000	239,648
Colgate Energy Partners III LLC:
5.88%, 7/1/2029 (a)	219,000	225,701
7.75%, 2/15/2026 (a)	205,000	222,423
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	293,000	300,284
Security Description	Principal Amount	Value
6.75%, 3/1/2029 (a)	$ 458,000	$ 496,609
7.50%, 5/15/2025 (a)	38,000	39,183
CrownRock L.P./CrownRock Finance, Inc.:
5.00%, 5/1/2029 (a)	162,000	168,188
5.63%, 10/15/2025 (a)	439,000	450,739
CVR Energy, Inc.:
5.25%, 2/15/2025 (a)	182,000	178,183
5.75%, 2/15/2028 (a) (b)	169,000	164,239
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	248,000	257,674
Endeavor Energy Resources L.P./EER Finance, Inc.:
5.75%, 1/30/2028 (a)	317,000	338,134
6.63%, 7/15/2025 (a)	212,000	224,260
Energean PLC 6.50%, 4/30/2027 (a)	20,000	19,881
Energy Ventures Gom LLC/EnVen Finance Corp. 11.75%, 4/15/2026 (a)	82,000	84,611
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a)	272,000	264,436
EQT Corp.:
3.13%, 5/15/2026 (a)	227,000	233,376
3.63%, 5/15/2031 (a) (b)	35,000	36,520
3.90%, 10/1/2027	408,000	438,274
5.00%, 1/15/2029	171,000	190,340
6.63%, 2/1/2025	342,000	385,691
7.50%, 2/1/2030	257,000	329,939
Global Marine, Inc. 7.00%, 6/1/2028	83,000	55,839
Gran Tierra Energy, Inc. 7.75%, 5/23/2027 (a)	225,000	204,374
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	196,000	214,424
Harbour Energy PLC 5.50%, 10/15/2026 (a)	200,000	198,658
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	159,000	163,800
6.00%, 2/1/2031 (a)	207,000	214,458
6.25%, 11/1/2028 (a)	312,000	332,168
Independence Energy Finance LLC 7.25%, 5/1/2026 (a)	164,000	170,772
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a)	225,000	230,774
Laredo Petroleum, Inc.:
7.75%, 7/31/2029 (a) (b)	150,000	146,604
9.50%, 1/15/2025	298,000	305,620
10.13%, 1/15/2028	248,000	260,055
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.00%, 8/1/2026 (a)	191,000	196,321

See accompanying notes to financial statements.
245

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Matador Resources Co. 5.88%, 9/15/2026	$ 404,000	$ 414,516
MEG Energy Corp.:
5.88%, 2/1/2029 (a)	202,000	211,864
6.50%, 1/15/2025 (a)	143,000	145,704
7.13%, 2/1/2027 (a)	386,000	411,082
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a)	309,000	289,335
10.50%, 5/15/2027 (a)	239,000	241,079
Murphy Oil Corp.:
5.75%, 8/15/2025	187,000	192,144
5.88%, 12/1/2027	239,000	246,670
6.38%, 7/15/2028	213,000	226,675
6.38%, 12/1/2042	192,000	192,019
6.88%, 8/15/2024 (b)	199,000	202,799
7.05%, 5/1/2029	25,000	27,520
Nabors Industries, Inc.:
5.75%, 2/1/2025	152,000	140,823
7.38%, 5/15/2027 (a)	271,000	280,271
Nabors Industries, Ltd.:
7.25%, 1/15/2026 (a)	209,000	193,149
7.50%, 1/15/2028 (a)	137,000	122,778
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	449,000	460,432
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a)	220,000	232,459
Oasis Petroleum, Inc. 6.38%, 6/1/2026 (a)	89,000	93,505
Occidental Petroleum Corp.:
Zero Coupon, 10/10/2036	865,000	491,095
2.70%, 2/15/2023	100,000	101,321
3.00%, 2/15/2027	120,000	121,908
3.20%, 8/15/2026	360,000	370,735
3.40%, 4/15/2026	250,000	256,363
3.50%, 8/15/2029	643,000	660,027
4.10%, 2/15/2047	229,000	225,306
4.20%, 3/15/2048	387,000	386,942
4.30%, 8/15/2039	242,000	241,453
4.40%, 4/15/2046	418,000	431,389
4.40%, 8/15/2049	209,000	212,417
4.50%, 7/15/2044	107,000	110,174
4.63%, 6/15/2045	406,000	422,240
5.50%, 12/1/2025	292,000	323,816
5.55%, 3/15/2026	361,000	401,836
5.88%, 9/1/2025	365,000	401,920
6.13%, 1/1/2031	594,000	721,009
6.20%, 3/15/2040	259,000	318,593
6.38%, 9/1/2028	180,000	213,401
6.45%, 9/15/2036	581,000	740,798
6.60%, 3/15/2046	337,000	437,389
6.63%, 9/1/2030	458,000	566,944
6.95%, 7/1/2024	316,000	351,348
7.50%, 5/1/2031	292,000	384,009
7.88%, 9/15/2031	159,000	212,912
7.95%, 6/15/2039	162,000	213,749
Security Description	Principal Amount	Value
8.00%, 7/15/2025	$ 222,000	$ 258,039
8.50%, 7/15/2027	285,000	355,857
8.88%, 7/15/2030	391,000	528,049
Par Petroleum LLC/Petroleum Finance Corp. 7.75%, 12/15/2025 (a)	141,000	142,585
Parkland Corp.:
4.50%, 10/1/2029 (a)	253,000	253,417
4.63%, 5/1/2030 (a)	283,000	282,143
5.88%, 7/15/2027 (a)	200,000	211,082
Patterson-UTI Energy, Inc.:
3.95%, 2/1/2028	96,000	96,440
5.15%, 11/15/2029	175,000	177,650
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 6/15/2025	219,000	155,545
9.25%, 5/15/2025 (a)	412,000	392,438
6.00%, 2/15/2028	510,000	328,364
PDC Energy, Inc.:
5.75%, 5/15/2026	222,000	229,284
6.13%, 9/15/2024	171,000	173,635
Penn Virginia Escrow LLC 9.25%, 8/15/2026 (a)	75,000	78,071
Petrofac, Ltd.:
9.75%, 11/15/2026 (a)	500,000	509,805
9.75%, 11/15/2026	200,000	203,922
Precision Drilling Corp.:
6.88%, 1/15/2029 (a)	165,000	168,016
7.13%, 1/15/2026 (a) (b)	221,000	226,101
Range Resources Corp.:
4.88%, 5/15/2025	369,000	381,867
5.00%, 3/15/2023	220,000	224,602
8.25%, 1/15/2029	234,000	261,163
9.25%, 2/1/2026	280,000	302,047
Rockcliff Energy II LLC 5.50%, 10/15/2029 (a)	218,000	224,300
SM Energy Co.:
5.63%, 6/1/2025	138,000	139,282
6.50%, 7/15/2028 (b)	139,000	144,706
6.63%, 1/15/2027	121,000	125,459
6.75%, 9/15/2026 (b)	122,000	125,187
10.00%, 1/15/2025 (a) (b)	202,000	222,174
Southwestern Energy Co.:
4.75%, 2/1/2032	414,000	436,397
5.38%, 2/1/2029	200,000	211,864
5.38%, 3/15/2030	190,000	203,876
6.45%, 1/23/2025	88,000	96,730
7.75%, 10/1/2027 (b)	291,000	313,672
8.38%, 9/15/2028	211,000	236,023
Strathcona Resources, Ltd. 6.88%, 8/1/2026 (a)	179,000	175,767
Sunoco L.P./Sunoco Finance Corp.:
4.50%, 5/15/2029	418,000	424,880
4.50%, 4/30/2030 (a)	255,000	261,490
5.88%, 3/15/2028	118,000	124,785

See accompanying notes to financial statements.
246

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 4/15/2027	$ 56,000	$ 58,344
Talos Production, Inc. 12.00%, 1/15/2026	267,000	280,270
Tap Rock Resources LLC 7.00%, 10/1/2026 (a)	160,000	166,280
Teine Energy, Ltd. 6.88%, 4/15/2029 (a)	112,000	114,213
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	177,550	170,297
Transocean Pontus, Ltd. 6.13%, 8/1/2025 (a)	98,490	96,251
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	234,000	226,996
Transocean Sentry, Ltd. 5.38%, 5/15/2023 (a)	83,316	80,389
Transocean, Inc.:
6.80%, 3/15/2038	256,000	138,109
7.50%, 1/15/2026 (a)	193,000	143,837
7.50%, 4/15/2031	279,000	164,655
8.00%, 2/1/2027 (a)	289,000	212,453
11.50%, 1/30/2027 (a)	256,000	251,182
Ultra Resources, Inc. 11.00%, 7/12/2024 (e) (f)	16,577	850
Valaris, Ltd. 8.25%, 4/30/2028 (a)	50,000	51,395
Vantage Drilling International 9.25%, 11/15/2023 (a)	140,000	132,051
Vermilion Energy, Inc. 5.63%, 3/15/2025 (a) (b)	170,000	172,025
Vine Energy Holdings LLC 6.75%, 4/15/2029 (a)	269,000	291,908
Viper Energy Partners L.P. 5.38%, 11/1/2027 (a)	177,000	183,176
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	311,000	297,596
		41,047,031
OIL & GAS SERVICES — 0.7%
Archrock Partners L.P./Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	308,000	320,853
6.88%, 4/1/2027 (a)	267,000	280,436
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	189,000	196,723
CGG SA 8.75%, 4/1/2027 (a) (b)	185,000	182,521
CSI Compressco L.P./CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a) (b)	152,000	154,199
Exterran Energy Solutions L.P./EES Finance Corp. 8.13%, 5/1/2025	155,000	144,150
KLX Energy Services Holdings, Inc. 11.50%, 11/1/2025 (a)	70,000	37,722
Nine Energy Service, Inc. 8.75%, 11/1/2023 (a)	43,000	20,683
Security Description	Principal Amount	Value
Oceaneering International, Inc.:
4.65%, 11/15/2024	$ 332,000	$ 333,643
6.00%, 2/1/2028	123,000	121,310
TechnipFMC PLC 6.50%, 2/1/2026 (a)	316,000	337,662
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a)	200,499	201,071
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	101,000	99,979
USA Compression Partners L.P./USA Compression Finance Corp.:
6.88%, 4/1/2026	306,000	318,668
6.88%, 9/1/2027	319,000	336,941
Weatherford International, Ltd.:
6.50%, 9/15/2028 (a)	124,000	131,260
8.63%, 4/30/2030 (a)	430,000	443,390
11.00%, 12/1/2024 (a) (b)	300,000	309,207
Welltec International APS 8.25%, 10/15/2026 (a) (b)	100,000	103,686
		4,074,104
PACKAGING & CONTAINERS — 2.1%
ARD Finance SA 6.50%, 6/30/2027 (a)	495,000	509,622
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a)	200,000	197,796
4.00%, 9/1/2029 (a)	439,000	435,352
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	464,000	474,361
5.25%, 4/30/2025 (a)	254,000	263,103
5.25%, 8/15/2027 (a)	275,000	277,117
5.25%, 8/15/2027 (a)	334,000	337,280
Ball Corp.:
2.88%, 8/15/2030	505,000	491,380
3.13%, 9/15/2031	212,000	209,821
4.00%, 11/15/2023	235,000	245,549
4.88%, 3/15/2026	285,000	313,654
5.25%, 7/1/2025	263,000	289,713
Berry Global, Inc.:
4.50%, 2/15/2026 (a) (b)	136,000	137,894
5.63%, 7/15/2027 (a)	185,000	193,231
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (a)	365,000	374,366
Crown Americas LLC/Crown Americas Capital Corp.:
4.25%, 9/30/2026	60,000	64,211
4.75%, 2/1/2026	385,000	395,653
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	57,000	68,741

See accompanying notes to financial statements.
247

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Flex Acquisition Co., Inc.:
6.88%, 1/15/2025 (a)	$ 277,000	$ 277,277
7.88%, 7/15/2026 (a)	73,000	75,756
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	212,000	219,265
Graphic Packaging International LLC:
3.50%, 3/15/2028 (a)	194,000	195,212
3.50%, 3/1/2029 (a)	131,000	130,734
3.75%, 2/1/2030 (a)	110,000	111,144
4.13%, 8/15/2024	30,000	31,594
4.75%, 7/15/2027 (a)	114,000	123,543
Greif, Inc. 6.50%, 3/1/2027 (a)	204,000	211,650
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (a)	265,000	273,120
Intertape Polymer Group, Inc. 4.38%, 6/15/2029 (a)	190,000	189,932
LABL, Inc.:
5.88%, 11/1/2028 (a)	66,000	68,009
6.75%, 7/15/2026 (a)	302,000	310,553
8.25%, 11/1/2029 (a)	250,000	250,817
10.50%, 7/15/2027 (a)	262,000	274,966
Matthews International Corp. 5.25%, 12/1/2025 (a)	70,000	71,785
Mauser Packaging Solutions Holding Co.:
5.50%, 4/15/2024 (a)	579,000	584,159
7.25%, 4/15/2025 (a)	528,000	526,511
OI European Group B.V. 4.75%, 2/15/2030 (a)	150,000	152,029
Owens-Brockway Glass Container, Inc.:
5.88%, 8/15/2023 (a)	272,000	284,874
6.38%, 8/15/2025 (a) (b)	76,000	82,220
6.63%, 5/13/2027 (a)	288,000	303,699
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/2028 (a)	190,000	188,571
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group 4.00%, 10/15/2027 (a)	491,000	477,915
Pactiv LLC 7.95%, 12/15/2025	25,000	27,640
Sealed Air Corp.:
4.00%, 12/1/2027 (a)	144,000	150,214
5.13%, 12/1/2024 (a)	49,000	52,478
5.25%, 4/1/2023 (a)	80,000	82,981
5.50%, 9/15/2025 (a)	195,000	215,723
6.88%, 7/15/2033 (a)	202,000	256,809
Silgan Holdings, Inc.:
4.13%, 2/1/2028	102,000	104,484
Security Description	Principal Amount	Value
4.75%, 3/15/2025	$ 97,000	$ 97,774
Trident TPI Holdings, Inc. 9.25%, 8/1/2024 (a)	200,000	209,116
TriMas Corp. 4.13%, 4/15/2029 (a)	169,000	169,889
Trivium Packaging Finance B.V.:
5.50%, 8/15/2026 (a)	339,000	353,987
8.50%, 8/15/2027 (a)	142,000	150,060
		12,565,334
PHARMACEUTICALS — 2.7%
180 Medical, Inc. 3.88%, 10/15/2029 (a)	250,000	253,145
AdaptHealth LLC:
4.63%, 8/1/2029 (a)	155,000	155,293
5.13%, 3/1/2030 (a)	154,000	157,504
6.13%, 8/1/2028 (a)	246,000	260,563
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a)	877,000	927,340
9.25%, 4/1/2026 (a)	640,000	679,680
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	428,000	439,115
5.00%, 1/30/2028 (a)	423,000	393,589
5.00%, 2/15/2029 (a)	428,000	379,850
5.25%, 1/30/2030 (a)	451,000	398,765
5.25%, 2/15/2031 (a)	374,000	329,984
5.50%, 11/1/2025 (a)	624,000	633,491
5.75%, 8/15/2027 (a)	159,000	165,176
6.13%, 4/15/2025 (a)	974,000	994,142
6.25%, 2/15/2029 (a)	476,000	452,924
7.00%, 1/15/2028 (a)	287,000	288,510
7.25%, 5/30/2029 (a)	346,000	342,786
9.00%, 12/15/2025 (a)	587,000	618,557
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	337,000	340,734
Elanco Animal Health, Inc.:
5.90%, 8/28/2028	242,000	281,802
5.27%, 8/28/2023	468,000	497,638
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
5.88%, 10/15/2024 (a)	189,000	186,095
6.00%, 2/1/2025 (a)	87,000	64,549
9.50%, 7/31/2027 (a)	394,000	400,343
GMTN, 6.00%, 6/30/2028 (a)	503,000	375,459
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 6.13%, 4/1/2029 (a)	477,000	467,026
Herbalife Nutrition, Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	182,000	193,544

See accompanying notes to financial statements.
248

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (a)	$ 234,000	$ 228,522
Horizon Pharma USA, Inc. 5.50%, 8/1/2027 (a)	223,000	234,275
Jazz Securities DAC 4.38%, 1/15/2029 (a)	548,000	567,262
Lannett Co., Inc. 7.75%, 4/15/2026 (a) (b)	238,000	182,372
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
5.63%, 10/15/2023 (a) (e)	25,000	13,621
5.75%, 8/1/2022 (a) (e)	25,000	13,277
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	225,000	225,495
Organon & Co./Organon Foreign Debt Co-Issuer BV:
4.13%, 4/30/2028 (a)	797,000	817,188
5.13%, 4/30/2031 (a)	617,000	644,561
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	147,000	150,916
P&L Development LLC/PLD Finance Corp. 7.75%, 11/15/2025 (a)	289,000	289,566
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	722,000	737,588
Perrigo Finance Unlimited Co.:
3.90%, 12/15/2024	240,000	251,563
3.90%, 6/15/2030	285,000	289,010
4.38%, 3/15/2026	300,000	320,934
PRA Health Sciences, Inc. 2.88%, 7/15/2026 (a)	50,000	50,232
Prestige Brands, Inc.:
3.75%, 4/1/2031 (a)	205,000	198,495
5.13%, 1/15/2028 (a)	53,000	55,162
Vizient, Inc. 6.25%, 5/15/2027 (a)	134,000	139,561
		16,087,204
PIPELINES — 5.1%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	54,000	57,040
5.75%, 3/1/2027 (a)	250,000	258,442
5.75%, 1/15/2028 (a)	281,000	294,791
7.88%, 5/15/2026 (a)	334,000	367,991
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
6.63%, 7/15/2026 (a)	65,000	67,344
7.63%, 12/15/2025 (a)	264,000	280,661
Buckeye Partners L.P.:
3.95%, 12/1/2026	178,000	181,275
4.13%, 3/1/2025 (a)	202,000	208,955
Security Description	Principal Amount	Value
4.13%, 12/1/2027	$ 124,000	$ 128,006
4.15%, 7/1/2023	50,000	51,460
4.35%, 10/15/2024	110,000	115,089
4.50%, 3/1/2028 (a)	296,000	299,286
5.60%, 10/15/2044	146,000	142,207
5.85%, 11/15/2043	360,000	353,365
Cheniere Energy Partners L.P.:
3.25%, 1/31/2032 (a)	350,000	353,846
4.00%, 3/1/2031	568,000	596,764
4.50%, 10/1/2029	498,000	530,594
Cheniere Energy, Inc. 4.63%, 10/15/2028	704,000	748,373
CNX Midstream Partners L.P. 4.75%, 4/15/2030 (a)	140,000	139,646
CQP Holdco L.P./BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	400,000	417,384
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a)	187,000	190,633
5.75%, 4/1/2025	162,000	165,596
6.00%, 2/1/2029 (a)	327,000	339,302
DCP Midstream Operating L.P.:
3.25%, 2/15/2032	150,000	151,995
3.88%, 3/15/2023	150,000	153,719
5.13%, 5/15/2029	227,000	256,269
5.38%, 7/15/2025	202,000	220,768
5.60%, 4/1/2044	132,000	164,163
5.63%, 7/15/2027	137,000	155,502
6.45%, 11/3/2036 (a)	89,000	116,489
6.75%, 9/15/2037 (a)	82,000	109,625
8.13%, 8/16/2030	98,000	133,210
3 Month USD LIBOR + 3.85%, 5.85%, 5/21/2043 (a) (c)	213,000	206,616
Delek Logistics Partners L.P./Delek Logistics Finance Corp. 7.13%, 6/1/2028 (a)	171,000	178,391
DT Midstream, Inc.:
4.13%, 6/15/2029 (a)	398,000	409,188
4.38%, 6/15/2031 (a)	325,000	338,786
EnLink Midstream LLC:
5.38%, 6/1/2029	168,000	171,987
5.63%, 1/15/2028 (a)	250,000	260,940
EnLink Midstream Partners L.P.:
4.15%, 6/1/2025	217,000	225,025
4.40%, 4/1/2024	193,000	202,968
4.85%, 7/15/2026	97,000	102,707
5.05%, 4/1/2045	164,000	158,217
5.45%, 6/1/2047	181,000	182,615
5.60%, 4/1/2044	168,000	169,463
EQM Midstream Partners L.P.:
4.00%, 8/1/2024	178,000	185,147

See accompanying notes to financial statements.
249

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 12/1/2026	$ 95,000	$ 97,914
4.50%, 1/15/2029 (a)	272,000	282,932
4.75%, 7/15/2023	213,000	221,326
4.75%, 1/15/2031 (a)	507,000	535,838
5.50%, 7/15/2028	313,000	342,021
6.00%, 7/1/2025 (a)	272,000	295,743
6.50%, 7/1/2027 (a)	419,000	470,059
6.50%, 7/15/2048	220,000	267,331
Genesis Energy L.P./Genesis Energy Finance Corp.:
5.63%, 6/15/2024	222,000	221,181
6.25%, 5/15/2026	160,000	156,522
6.50%, 10/1/2025	248,000	245,589
7.75%, 2/1/2028	280,000	283,979
8.00%, 1/15/2027	317,000	326,586
Global Partners L.P./GLP Finance Corp.:
6.88%, 1/15/2029	178,000	186,270
7.00%, 8/1/2027	237,000	246,231
Harvest Midstream I L.P. 7.50%, 9/1/2028 (a)	350,000	375,490
Hess Midstream Operations L.P.:
4.25%, 2/15/2030 (a)	240,000	239,059
5.13%, 6/15/2028 (a)	292,000	306,206
5.63%, 2/15/2026 (a)	300,000	310,323
Holly Energy Partners L.P./Holly Energy Finance Corp. 5.00%, 2/1/2028 (a)	246,000	246,804
Howard Midstream Energy Partners LLC 6.75%, 1/15/2027 (a)	145,000	148,625
ITT Holdings LLC 6.50%, 8/1/2029 (a)	473,000	467,409
Martin Midstream Partners L.P./Martin Midstream Finance Corp. 11.50%, 2/28/2025 (a)	100,000	105,007
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a)	513,000	512,466
6.75%, 9/15/2025 (a)	597,000	606,468
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	738,000	760,524
NGL Energy Partners L.P./NGL Energy Finance Corp.:
6.13%, 3/1/2025 (b)	174,000	149,903
7.50%, 11/1/2023	168,000	166,676
7.50%, 4/15/2026 (b)	168,000	144,435
Northriver Midstream Finance L.P. 5.63%, 2/15/2026 (a)	420,000	436,418
NuStar Logistics L.P.:
5.63%, 4/28/2027	176,000	186,372
5.75%, 10/1/2025	159,000	170,950
6.00%, 6/1/2026	283,000	308,682
Security Description	Principal Amount	Value
6.38%, 10/1/2030	$ 233,000	$ 259,842
Oasis Midstream Partners L.P./OMP Finance Corp. 8.00%, 4/1/2029 (a)	189,000	207,443
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023 (b)	272,000	264,678
Rattler Midstream L.P. 5.63%, 7/15/2025 (a)	322,000	335,041
Rockies Express Pipeline LLC:
3.60%, 5/15/2025 (a)	53,000	54,597
4.80%, 5/15/2030 (a)	124,000	129,414
4.95%, 7/15/2029 (a)	192,000	206,079
6.88%, 4/15/2040 (a)	220,000	248,602
7.50%, 7/15/2038 (a)	175,000	197,640
Ruby Pipeline LLC 8.00%, 4/1/2022 (a)	24,758	22,388
Southeast Supply Header LLC 4.25%, 6/15/2024 (a)	316,000	323,003
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.:
5.75%, 4/15/2025	75,000	68,669
8.50%, 10/15/2026 (a)	139,000	144,478
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	228,000	227,995
6.00%, 3/1/2027 (a)	303,000	316,059
6.00%, 12/31/2030 (a)	227,000	227,481
6.00%, 9/1/2031 (a)	260,000	257,907
7.50%, 10/1/2025 (a)	185,000	200,459
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032 (a)	331,000	346,547
4.88%, 2/1/2031	269,000	292,242
5.00%, 1/15/2028	221,000	233,106
5.38%, 2/1/2027	271,000	279,184
5.50%, 3/1/2030	310,000	339,103
5.88%, 4/15/2026	338,000	353,845
6.50%, 7/15/2027	269,000	288,217
6.88%, 1/15/2029	321,000	359,196
TransMontaigne Partners L.P./TLP Finance Corp. 6.13%, 2/15/2026	198,000	195,881
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	349,000	363,278
3.88%, 11/1/2033 (a)	181,000	190,151
4.13%, 8/15/2031 (a)	441,000	470,551
Western Midstream Operating L.P.:
3.95%, 6/1/2025	132,000	138,278
4.35%, 2/1/2025	281,000	292,586
4.50%, 3/1/2028	126,000	137,582
4.65%, 7/1/2026	75,000	81,625

See accompanying notes to financial statements.
250

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 8/15/2028	$ 139,000	$ 154,068
5.30%, 2/1/2030 (b)	398,000	437,040
5.30%, 3/1/2048	168,000	202,432
5.45%, 4/1/2044	234,000	279,579
6.50%, 2/1/2050	532,000	628,851
		30,118,296
REAL ESTATE — 0.6%
Cushman & Wakefield US Borrower LLC 6.75%, 5/15/2028 (a)	376,000	404,572
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	306,000	319,733
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	38,000	38,663
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	198,000	200,346
4.38%, 2/1/2031 (a)	231,000	233,664
5.38%, 8/1/2028 (a)	281,000	299,600
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	244,000	241,411
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	216,000	220,260
4.75%, 2/1/2030	173,000	176,159
5.00%, 3/1/2031	242,000	251,445
Newmark Group, Inc. 6.13%, 11/15/2023	94,000	100,759
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (a) (b)	117,000	120,760
5.75%, 1/15/2029 (a)	289,000	296,927
7.63%, 6/15/2025 (a)	272,000	289,049
9.38%, 4/1/2027 (a)	207,000	224,450
WeWork Cos. LLC/WW Co-Obligor, Inc. 5.00%, 7/10/2025 (a) (b)	217,000	188,332
WeWork Cos., Inc. 7.88%, 5/1/2025 (a)	222,000	212,001
		3,818,131
REAL ESTATE INVESTMENT TRUSTS — 3.4%
American Finance Trust, Inc./American Finance Operating Partner LP 4.50%, 9/30/2028 (a)	220,000	221,395
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	184,000	179,385
Blackstone Mortgage Trust, Inc. 3.75%, 1/15/2027 (a)	90,000	89,699
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL:
4.50%, 4/1/2027 (a)	260,000	256,149
5.75%, 5/15/2026 (a)	424,000	439,900
Security Description	Principal Amount	Value
CTR Partnership L.P./CareTrust Capital Corp. 3.88%, 6/30/2028 (a)	$ 100,000	$ 102,517
Diversified Healthcare Trust:
4.38%, 3/1/2031	402,000	386,571
4.75%, 2/15/2028	266,000	262,143
9.75%, 6/15/2025	382,000	413,240
GEO Group Inc.:
5.13%, 4/1/2023 (b)	169,000	161,223
6.00%, 4/15/2026 (b)	188,000	151,564
Global Net Lease, Inc./Global Net Lease Operating Partnership L.P. 3.75%, 12/15/2027 (a)	150,000	146,527
HAT Holdings I LLC/HAT Holdings II LLC:
3.38%, 6/15/2026 (a)	341,000	345,430
3.75%, 9/15/2030 (a)	119,000	118,542
6.00%, 4/15/2025 (a)	308,000	320,545
Hospitality Properties Trust 4.38%, 2/15/2030	169,000	155,754
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	350,000	358,106
Iron Mountain, Inc.:
4.88%, 9/15/2027 (a)	390,000	404,274
4.88%, 9/15/2029 (a)	301,000	311,773
5.00%, 7/15/2028 (a)	227,000	234,309
5.25%, 3/15/2028 (a)	314,000	328,070
5.25%, 7/15/2030 (a)	526,000	554,699
5.63%, 7/15/2032 (a)	215,000	230,276
REIT, 4.50%, 2/15/2031 (a)	280,000	282,246
iStar, Inc.:
4.25%, 8/1/2025	255,000	262,163
4.75%, 10/1/2024	448,000	467,896
5.50%, 2/15/2026	267,000	277,258
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	237,000	238,439
4.75%, 6/15/2029 (a)	264,000	270,671
5.25%, 10/1/2025 (a)	262,000	265,513
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
3.88%, 2/15/2029 (a)	181,000	190,888
4.50%, 9/1/2026	127,000	135,957
4.50%, 1/15/2028	78,000	84,467
4.63%, 6/15/2025 (a)	397,000	423,770
5.63%, 5/1/2024 (b)	328,000	350,783
REIT, 5.75%, 2/1/2027	268,000	303,874
MPT Operating Partnership L.P./MPT Finance Corp.:
3.50%, 3/15/2031	292,000	295,659
4.63%, 8/1/2029	282,000	297,287

See accompanying notes to financial statements.
251

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 10/15/2027	$ 442,000	$ 462,783
5.25%, 8/1/2026	227,000	233,624
New Residential Investment Corp. 6.25%, 10/15/2025 (a)	266,000	266,907
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	188,000	192,580
5.88%, 10/1/2028 (a)	456,000	477,491
7.50%, 6/1/2025 (a)	179,000	188,879
RHP Hotel Properties L.P./RHP Finance Corp.:
4.50%, 2/15/2029 (a)	161,000	162,227
4.75%, 10/15/2027	302,000	309,172
RLJ Lodging Trust L.P.:
3.75%, 7/1/2026 (a)	323,000	323,436
4.00%, 9/15/2029 (a)	145,000	143,527
SBA Communications Corp.:
3.13%, 2/1/2029 (a)	440,000	423,438
Series WI, 3.88%, 2/15/2027	384,000	396,449
Senior Housing Properties Trust 4.75%, 5/1/2024	73,000	75,412
Service Properties Trust:
3.95%, 1/15/2028	131,000	120,355
4.35%, 10/1/2024	283,000	277,320
4.50%, 6/15/2023	264,000	264,446
4.50%, 3/15/2025	107,000	104,509
4.65%, 3/15/2024	195,000	192,531
4.75%, 10/1/2026	172,000	167,248
4.95%, 2/15/2027	238,000	230,753
4.95%, 10/1/2029	302,000	288,682
5.25%, 2/15/2026	68,000	67,615
5.50%, 12/15/2027	156,000	160,168
7.50%, 9/15/2025	299,000	324,113
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a)	128,000	128,269
3.75%, 12/31/2024 (a)	175,000	176,899
4.75%, 3/15/2025	110,000	115,267
5.50%, 11/1/2023 (a)	150,000	155,584
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC:
6.00%, 1/15/2030 (a)	150,000	144,380
7.88%, 2/15/2025 (a)	894,000	932,540
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	192,000	190,330
6.50%, 2/15/2029 (a)	392,000	390,510
VICI Properties L.P./VICI Note Co., Inc.:
3.50%, 2/15/2025 (a)	275,000	280,395
4.25%, 12/1/2026 (a)	433,000	450,870
4.63%, 12/1/2029 (a)	244,000	259,821
Security Description	Principal Amount	Value
REIT, 3.75%, 2/15/2027 (a)	$ 229,000	$ 236,614
REIT, 4.13%, 8/15/2030 (a)	323,000	341,941
XHR L.P.:
4.88%, 6/1/2029 (a)	176,000	179,332
6.38%, 8/15/2025 (a)	237,000	251,628
		20,407,007
RETAIL — 4.9%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	277,000	274,219
3.88%, 1/15/2028 (a)	536,000	542,695
4.00%, 10/15/2030 (a)	1,001,000	988,848
4.38%, 1/15/2028 (a)	340,000	347,290
5.75%, 4/15/2025 (a)	248,000	257,593
99 Escrow Issuer, Inc. 7.50%, 1/15/2026 (a)	314,000	247,112
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (a)	312,000	336,021
Academy, Ltd. 6.00%, 11/15/2027 (a)	139,000	148,452
Arko Corp. 5.13%, 11/15/2029 (a)	280,000	270,553
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028	153,000	156,276
4.63%, 11/15/2029 (a)	270,000	275,527
4.75%, 3/1/2030	232,000	237,248
5.00%, 2/15/2032 (a)	220,000	227,286
At Home Group, Inc.:
4.88%, 7/15/2028 (a)	104,000	102,506
7.13%, 7/15/2029 (a)	240,000	237,780
Bath & Body Works, Inc.:
5.25%, 2/1/2028	127,000	139,851
6.63%, 10/1/2030 (a)	322,000	365,470
6.69%, 1/15/2027	191,000	219,791
6.75%, 7/1/2036	201,000	247,174
6.88%, 11/1/2035	305,000	379,655
6.95%, 3/1/2033	134,000	156,803
7.50%, 6/15/2029 (b)	271,000	308,609
9.38%, 7/1/2025 (a)	149,000	181,765
BCPE Ulysses Intermediate, Inc. 7.75%, 4/1/2027 (a)	224,000	222,320
Beacon Roofing Supply, Inc.:
4.13%, 5/15/2029 (a)	141,000	140,941
4.50%, 11/15/2026 (a) (b)	103,000	106,678
Bed Bath & Beyond, Inc.:
3.75%, 8/1/2024 (b)	150,000	151,537
5.17%, 8/1/2044 (b)	257,000	213,372
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13%, 4/15/2029 (a) (b)	107,000	108,545
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	200,000	199,732

See accompanying notes to financial statements.
252

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Brinker International, Inc.:
3.88%, 5/15/2023 (b)	$ 69,000	$ 70,770
5.00%, 10/1/2024 (a)	10,000	10,672
Carrols Restaurant Group, Inc. 5.88%, 7/1/2029 (a) (b)	93,000	83,585
Carvana Co.:
4.88%, 9/1/2029 (a)	351,000	335,524
5.50%, 4/15/2027 (a)	238,000	235,137
5.63%, 10/1/2025 (a)	171,000	171,217
5.88%, 10/1/2028 (a)	207,000	207,201
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	323,000	317,092
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a)	307,000	328,014
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	257,000	259,873
8.50%, 10/30/2025 (a)	279,000	290,698
Ferrellgas L.P./Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a)	411,000	399,180
5.88%, 4/1/2029 (a)	404,000	390,712
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	149,000	148,914
5.63%, 1/1/2030 (a)	145,000	147,883
Foot Locker, Inc. 4.00%, 10/1/2029 (a) (b)	125,000	125,138
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a)	112,000	109,819
Gap, Inc.:
3.63%, 10/1/2029 (a)	343,000	339,241
3.88%, 10/1/2031 (a)	238,000	235,189
Golden Nugget, Inc.:
6.75%, 10/15/2024 (a)	410,000	410,078
8.75%, 10/1/2025 (a) (b)	192,000	199,997
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a)	150,000	135,925
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	297,000	296,661
Guitar Center, Inc. 8.50%, 1/15/2026 (a)	195,000	208,837
GYP Holdings III Corp. 4.63%, 5/1/2029 (a)	121,000	121,437
IRB Holding Corp.:
6.75%, 2/15/2026 (a)	147,000	150,030
7.00%, 6/15/2025 (a)	291,000	307,814
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	138,000	138,457
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	297,000	309,073
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	235,000	234,083
Security Description	Principal Amount	Value
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (a)	$ 194,000	$ 198,990
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	286,000	293,419
4.38%, 1/15/2031 (a)	120,000	128,137
4.63%, 12/15/2027 (a)	224,000	235,538
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	374,000	377,994
Macy's Retail Holdings LLC:
2.88%, 2/15/2023 (b)	190,000	192,337
3.63%, 6/1/2024 (b)	61,000	62,625
4.50%, 12/15/2034	168,000	166,607
5.13%, 1/15/2042	179,000	171,282
5.88%, 4/1/2029 (a) (b)	102,000	108,616
Macy's Retail Holdings, Inc. 4.30%, 2/15/2043	186,000	163,276
Marks & Spencer PLC 7.13%, 12/1/2037 (a)	100,000	117,520
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	318,000	317,596
7.88%, 5/1/2029 (a)	542,000	534,347
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	147,000	146,094
4.75%, 9/15/2029	239,000	252,078
5.63%, 5/1/2027	2,000	2,077
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	369,000	391,527
Nordstrom, Inc.:
4.00%, 3/15/2027	261,000	263,367
4.38%, 4/1/2030 (b)	232,000	234,162
5.00%, 1/15/2044 (b)	343,000	319,985
6.95%, 3/15/2028	180,000	202,828
Papa John's International, Inc. 3.88%, 9/15/2029 (a)	100,000	99,309
Park River Holdings, Inc.:
5.63%, 2/1/2029 (a)	117,000	111,967
6.75%, 8/1/2029 (a)	139,000	136,444
Party City Holdings, Inc. 8.75%, 2/15/2026 (a)	375,000	387,139
Penske Automotive Group, Inc.:
3.50%, 9/1/2025	50,000	51,289
3.75%, 6/15/2029	184,000	183,211
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	505,000	519,150
7.75%, 2/15/2029 (a)	369,000	402,841
QVC, Inc.:
4.38%, 3/15/2023	217,000	223,757
4.38%, 9/1/2028	159,000	158,622
4.45%, 2/15/2025	203,000	214,839
4.85%, 4/1/2024	46,000	49,091
5.45%, 8/15/2034	326,000	322,782

See accompanying notes to financial statements.
253

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.95%, 3/15/2043	$ 137,000	$ 136,870
WI, 4.75%, 2/15/2027	305,000	313,546
Rite Aid Corp.:
7.50%, 7/1/2025 (a)	295,000	302,764
8.00%, 11/15/2026 (a)	395,000	404,318
Sally Holdings LLC/Sally Capital, Inc.:
5.63%, 12/1/2025	158,000	161,406
8.75%, 4/30/2025 (a)	240,000	255,802
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.50%, 11/28/2025 (a)	229,000	232,932
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (a)	190,000	191,330
4.88%, 11/15/2031 (a)	90,000	90,788
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	222,000	232,600
SRS Distribution, Inc.:
4.63%, 7/1/2028 (a)	138,000	139,137
6.00%, 12/1/2029 (a)	410,000	412,452
6.13%, 7/1/2029 (a) (b)	110,000	112,048
Staples, Inc.:
7.50%, 4/15/2026 (a)	823,000	845,254
10.75%, 4/15/2027 (a) (b)	356,000	335,327
Suburban Propane Partners L.P./Suburban Energy Finance Corp.:
5.00%, 6/1/2031 (a)	247,000	250,500
5.88%, 3/1/2027	46,000	47,601
Superior Plus L.P./Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	140,000	143,587
TPro Acquisition Corp. 11.00%, 10/15/2024 (a)	50,000	54,531
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	140,000	142,860
Vivo Energy Investments B.V. 5.13%, 9/24/2027 (a)	162,000	169,290
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	192,000	200,989
White Cap Parent LLC 8.25%, 3/15/2026 (a)	160,000	163,822
Yum! Brands, Inc.:
3.63%, 3/15/2031	373,000	371,836
4.63%, 1/31/2032	410,000	435,137
4.75%, 1/15/2030 (a)	227,000	245,628
5.35%, 11/1/2043	114,000	126,302
6.88%, 11/15/2037	144,000	182,496
7.75%, 4/1/2025 (a)	264,000	278,338
		29,230,234
SEMICONDUCTORS — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	332,000	351,263
Security Description	Principal Amount	Value
ams AG 7.00%, 7/31/2025 (a) (b)	$ 370,000	$ 392,511
Entegris, Inc.:
3.63%, 5/1/2029 (a)	201,000	203,412
4.38%, 4/15/2028 (a)	160,000	165,094
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	277,000	284,163
Synaptics, Inc. 4.00%, 6/15/2029 (a) (b)	82,000	83,713
		1,480,156
SOFTWARE — 1.9%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	110,000	114,996
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	338,000	337,368
Boxer Parent Co., Inc.:
7.13%, 10/2/2025 (a)	373,000	391,676
9.13%, 3/1/2026 (a)	114,000	119,056
Camelot Finance SA 4.50%, 11/1/2026 (a)	326,000	337,961
Castle US Holding Corp. 9.50%, 2/15/2028 (a)	136,000	142,100
CDK Global, Inc.:
4.88%, 6/1/2027	239,000	248,503
5.00%, 10/15/2024	114,000	124,823
5.25%, 5/15/2029 (a)	308,000	326,425
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	412,000	415,959
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	275,000	277,186
4.88%, 7/1/2029 (a)	250,000	253,965
Consensus Cloud Solutions, Inc.:
6.00%, 10/15/2026 (a)	100,000	104,012
6.50%, 10/15/2028 (a)	150,000	157,434
Dun & Bradstreet Corp.:
5.00%, 12/15/2029 (a)	150,000	153,402
6.88%, 8/15/2026 (a)	479,000	498,529
Elastic NV 4.13%, 7/15/2029 (a)	220,000	217,529
Escrow RCN Corp. 11.63%, 4/15/2023 (f)	3,000	218
Fair Isaac Corp.:
4.00%, 6/15/2028 (a)	512,000	526,085
5.25%, 5/15/2026 (a)	74,000	81,288
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl 4.63%, 5/1/2028 (a)	177,000	174,140
MicroStrategy, Inc. 6.13%, 6/15/2028 (a) (b)	175,000	175,763
MSCI, Inc.:
3.25%, 8/15/2033 (a)	190,000	192,476

See accompanying notes to financial statements.
254

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.63%, 9/1/2030 (a)	$ 267,000	$ 274,059
3.63%, 11/1/2031 (a)	126,000	131,070
3.88%, 2/15/2031 (a)	336,000	350,744
4.00%, 11/15/2029 (a)	403,000	421,296
Nuance Communications, Inc. 5.63%, 12/15/2026	202,000	208,203
Open Text Corp.:
3.88%, 2/15/2028 (a)	324,000	330,250
3.88%, 12/1/2029 (a)	317,000	322,072
Open Text Holdings, Inc.:
4.13%, 2/15/2030 (a)	324,000	333,195
4.13%, 12/1/2031 (a)	138,000	139,659
Playtika Holding Corp. 4.25%, 3/15/2029 (a)	152,000	149,042
PTC, Inc.:
3.63%, 2/15/2025 (a)	190,000	192,860
4.00%, 2/15/2028 (a)	180,000	183,215
Rackspace Technology Global, Inc.:
3.50%, 2/15/2028 (a)	202,000	192,801
5.38%, 12/1/2028 (a)	138,000	134,293
ROBLOX Corp. 3.88%, 5/1/2030 (a)	352,000	357,044
Rocket Software, Inc. 6.50%, 2/15/2029 (a)	197,000	192,292
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	588,000	615,812
Twilio, Inc.:
3.63%, 3/15/2029	422,000	425,228
3.88%, 3/15/2031	102,000	103,005
Veritas US, Inc./Veritas Bermuda, Ltd. 7.50%, 9/1/2025 (a)	652,000	676,815
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	218,000	223,923
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	212,000	209,526
		11,537,298
TELECOMMUNICATIONS — 6.9%
Altice France Holding SA:
6.00%, 2/15/2028 (a)	428,000	409,373
10.50%, 5/15/2027 (a)	566,000	608,722
Altice France SA:
5.13%, 1/15/2029 (a)	89,000	86,854
5.13%, 7/15/2029 (a)	857,000	836,029
5.50%, 1/15/2028 (a)	544,000	539,278
5.50%, 10/15/2029 (a)	825,000	816,750
8.13%, 2/1/2027 (a)	580,000	618,448
Avaya, Inc. 6.13%, 9/15/2028 (a)	554,000	587,822
British Telecommunications PLC:
5 year CMT + 2.99%, 4.25%, 11/23/2081 (a) (c)	220,000	220,609
Security Description	Principal Amount	Value
5 year CMT + 3.49%, 4.88%, 11/23/2081 (a) (c)	$ 205,000	$ 206,283
C&W Senior Financing DAC 6.88%, 9/15/2027 (a)	455,000	473,282
CenturyLink, Inc.:
5.63%, 4/1/2025	232,000	245,440
Series G, 6.88%, 1/15/2028	250,000	278,043
Series W, 6.75%, 12/1/2023	389,000	419,774
CommScope Technologies LLC:
5.00%, 3/15/2027 (a) (b)	227,000	213,882
6.00%, 6/15/2025 (a)	626,000	626,682
CommScope, Inc.:
4.75%, 9/1/2029 (a)	281,000	279,617
6.00%, 3/1/2026 (a)	460,000	476,583
7.13%, 7/1/2028 (a)	506,000	499,746
8.25%, 3/1/2027 (a)	401,000	412,408
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/1/2026 (a)	751,000	788,760
Consolidated Communications, Inc.:
5.00%, 10/1/2028 (a)	117,000	119,390
6.50%, 10/1/2028 (a)	339,000	359,459
DKT Finance ApS 9.38%, 6/17/2023 (a)	226,000	228,943
Embarq Corp. 8.00%, 6/1/2036	522,000	584,953
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	585,000	603,556
5.88%, 10/15/2027 (a)	503,000	532,003
5.88%, 11/1/2029	252,000	251,609
6.00%, 1/15/2030 (a)	350,000	351,487
6.75%, 5/1/2029 (a)	333,000	347,296
Frontier Florida LLC Series E, 6.86%, 2/1/2028	188,000	198,915
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	215,000	235,881
6.63%, 8/1/2026 (b)	256,000	286,477
Iliad Holding SASU:
6.50%, 10/15/2026 (a)	415,000	436,343
7.00%, 10/15/2028 (a)	305,000	320,945
Intrado Corp. 8.50%, 10/15/2025 (a) (b)	306,000	304,669
Koninklijke KPN NV USD 10 year swap rate + 5.21%, 7.00%, 3/28/2073 (a) (c)	261,000	274,134
Level 3 Financing, Inc.:
3.63%, 1/15/2029 (a)	262,000	250,666
3.75%, 7/15/2029 (a)	324,000	310,230
4.25%, 7/1/2028 (a)	521,000	519,187
4.63%, 9/15/2027 (a)	402,000	410,667
5.25%, 3/15/2026	157,000	160,751

See accompanying notes to financial statements.
255

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.38%, 5/1/2025	$ 100,000	$ 102,012
Ligado Networks LLC 15.50%, 11/1/2023 (a)	1,481,218	1,203,623
LogMeIn, Inc. 5.50%, 9/1/2027 (a)	419,000	423,450
Lumen Technologies, Inc.:
4.00%, 2/15/2027 (a)	421,000	427,121
5.13%, 12/15/2026 (a)	538,000	559,741
5.38%, 6/15/2029 (a) (b)	261,000	262,446
4.50%, 1/15/2029 (a)	218,000	211,401
Series P, 7.60%, 9/15/2039	316,000	339,093
Series U, 7.65%, 3/15/2042	216,000	232,537
Series Y, 7.50%, 4/1/2024	303,000	331,724
Millicom International Cellular SA:
4.50%, 4/27/2031 (a) (b)	200,000	201,566
6.25%, 3/25/2029 (a)	225,000	243,216
6.63%, 10/15/2026 (a)	90,000	94,003
Nokia Oyj:
4.38%, 6/12/2027	163,000	177,069
6.63%, 5/15/2039	81,000	112,064
Plantronics, Inc. 4.75%, 3/1/2029 (a) (b)	289,000	275,515
Qwest Corp. 7.25%, 9/15/2025	45,000	52,499
Sable International Finance, Ltd. 5.75%, 9/7/2027 (a)	219,000	223,549
Sprint Capital Corp.:
6.88%, 11/15/2028	818,000	1,034,901
8.75%, 3/15/2032	711,000	1,066,621
Sprint Corp.:
7.13%, 6/15/2024	898,000	1,008,714
7.63%, 2/15/2025	573,000	660,085
7.63%, 3/1/2026	483,000	579,165
7.88%, 9/15/2023	1,466,000	1,617,555
Switch, Ltd.:
3.75%, 9/15/2028 (a)	199,000	200,731
4.13%, 6/15/2029 (a)	169,000	173,429
Telecom Italia Capital SA:
6.00%, 9/30/2034	257,000	271,806
6.38%, 11/15/2033	378,000	407,208
7.20%, 7/18/2036	430,000	493,416
7.72%, 6/4/2038	376,000	441,947
Telecom Italia SpA 5.30%, 5/30/2024 (a)	633,000	665,960
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	146,000	129,238
5.63%, 12/6/2026 (a)	193,000	181,183
6.50%, 10/15/2027 (a)	348,000	269,679
T-Mobile USA, Inc.:
2.25%, 2/15/2026	307,000	307,350
2.25%, 2/15/2026 (a)	274,000	274,847
2.63%, 4/15/2026	421,000	424,019
2.63%, 2/15/2029	372,000	366,171
2.88%, 2/15/2031	252,000	248,795
Security Description	Principal Amount	Value
3.38%, 4/15/2029	$ 275,000	$ 280,558
3.38%, 4/15/2029 (a)	314,000	320,434
3.50%, 4/15/2031	486,000	505,926
3.50%, 4/15/2031 (a)	394,000	408,381
4.75%, 2/1/2028	837,000	881,135
5.38%, 4/15/2027	162,000	168,684
Trilogy International South Pacific LLC/TISP Finance, Inc. 8.88%, 5/15/2023 (a) (b)	284,320	276,382
United States Cellular Corp. 6.70%, 12/15/2033	183,000	221,739
Viasat, Inc. 5.63%, 9/15/2025 (a)	289,000	290,546
ViaSat, Inc.:
5.63%, 4/15/2027 (a)	255,000	262,709
6.50%, 7/15/2028 (a)	231,000	231,478
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	135,000	134,931
Vmed O2 UK Financing I PLC:
4.25%, 1/31/2031 (a)	475,000	465,495
4.75%, 7/15/2031 (a)	549,000	558,141
Vodafone Group PLC:
5 year USD Swap + 4.87%, 7.00%, 4/4/2079 (c)	556,000	672,009
5 year CMT + 2.45%, 3.25%, 6/4/2081 (c)	355,000	348,202
5 year CMT + 2.77%, 4.13%, 6/4/2081 (c)	338,000	334,836
5 year CMT + 3.07%, 5.13%, 6/4/2081 (c)	448,000	458,658
Windstream Escrow LLC/Windstream Escrow Finance Corp. REGS, 7.75%, 8/15/2028 (a) (b)	513,000	543,098
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a)	542,000	534,201
6.13%, 3/1/2028 (a)	314,000	309,852
		41,234,790
TEXTILES — 0.0% (d)
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC 7.50%, 5/1/2025 (a)	240,000	221,489
TOYS/GAMES/HOBBIES — 0.2%
Mattel, Inc.:
3.38%, 4/1/2026 (a)	197,000	202,071
3.75%, 4/1/2029 (a)	225,000	233,628
5.45%, 11/1/2041	78,000	93,094
5.88%, 12/15/2027 (a)	279,000	299,950
6.20%, 10/1/2040	48,000	62,163
		890,906

See accompanying notes to financial statements.
256

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
TRANSPORTATION — 0.3%
Altera Infrastructure L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a)	$ 218,000	$ 117,896
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	362,000	368,921
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a)	120,000	115,331
Danaos Corp. 8.50%, 3/1/2028 (a)	127,000	139,257
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	200,000	194,054
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	202,000	211,280
Western Global Airlines LLC 10.38%, 8/15/2025 (a)	247,000	275,032
XPO CNW, Inc. 6.70%, 5/1/2034 (b)	114,000	139,934
XPO Logistics, Inc. 6.25%, 5/1/2025 (a)	368,000	385,620
		1,947,325
TRUCKING & LEASING — 0.3%
AerCap Global Aviation Trust 3 Month USD LIBOR + 4.30%, 6.50%, 6/15/2045 (a) (c)	263,000	284,298
Fly Leasing, Ltd. 7.00%, 10/15/2024 (a)	188,000	185,725
Fortress Transportation & Infrastructure Investors LLC:
6.50%, 10/1/2025 (a)	470,000	486,215
9.75%, 8/1/2027 (a)	306,000	342,686
Fortress Transportation and Infrastructure Investors LLC 5.50%, 5/1/2028 (a)	328,000	334,068
		1,632,992
WATER — 0.0% (d)
Solaris Midstream Holdings LLC 7.63%, 4/1/2026 (a)	247,000	260,012
TOTAL CORPORATE BONDS & NOTES (Cost $579,556,660)		581,892,918
U.S. TREASURY OBLIGATIONS — 0.1%
Treasury Notes 1.63%, 5/15/2031	500,000	507,031
Shares
COMMON STOCKS — 0.0% (d)
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Tapstone Energy Holdings (f) (g)	158	—
Security Description	Shares	Value
Weatherford International PLC (g)	2,574	$ 71,352
		71,352
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Ranger Oil Corp. Class A (g)	274	7,376
TOTAL COMMON STOCKS (Cost $60,194)		78,728
PREFERRED STOCKS — 0.0% (d)
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Tapstone Energy Holdings LLC 0.00% (Cost $854)(f)	324	855
Principal Amount
SENIOR FLOATING RATE LOANS — 0.0% (d)
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Tapstone Energy Holdings III, LLC Senior Secured Term Loan, 1 Month USD LIBOR + 4.00% 4.09%, 4/17/2024 (c) (f) (Cost $121)	$ 121	121
	Shares
SHORT-TERM INVESTMENTS — 3.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (h) (i)	4,500,049	4,500,499
State Street Navigator Securities Lending Portfolio II (j) (k)	18,499,820	18,499,820
TOTAL SHORT-TERM INVESTMENTS (Cost $23,000,407)		23,000,319
TOTAL INVESTMENTS — 101.9% (Cost $603,124,308)		605,479,972
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(11,576,875)
NET ASSETS — 100.0%		$ 593,903,097
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 67.9% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.
257

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2021, total aggregate fair value of the securities is $2,324, representing 0.00% of the Fund's net assets.
(g)	Non-income producing security.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2021.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$581,891,570	$1,348	$581,892,918
U.S. Treasury Obligations	—	507,031	—	507,031
Common Stocks	78,728	—	—	78,728
Preferred Stocks	—	—	855	855
Senior Floating Rate Loans	—	—	121	121
Short-Term Investments	23,000,319	—	—	23,000,319
TOTAL INVESTMENTS	$23,079,047	$582,398,601	$2,324	$605,479,972

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,298,694	$ 2,299,383	$48,892,181	$46,690,560	$(406)	$(99)	4,500,049	$ 4,500,499	$ 908
State Street Navigator Securities Lending Portfolio II	24,504,834	24,504,834	36,464,491	42,469,505	—	—	18,499,820	18,499,820	55,957
Total		$26,804,217	$85,356,672	$89,160,065	$(406)	$(99)		$23,000,319	$56,865
See accompanying notes to financial statements.
258

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.0%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$ 100,000	$ 99,991
3.38%, 3/1/2041	70,000	71,715
Omnicom Group, Inc. 2.45%, 4/30/2030	50,000	50,034
		221,740
AEROSPACE & DEFENSE — 2.0%
Boeing Co.:
2.20%, 2/4/2026	250,000	249,960
2.25%, 6/15/2026	50,000	50,282
2.60%, 10/30/2025	43,000	44,108
2.75%, 2/1/2026	50,000	51,502
2.80%, 3/1/2027	166,000	169,262
2.95%, 2/1/2030	75,000	75,951
3.10%, 5/1/2026	315,000	328,400
3.63%, 2/1/2031	80,000	85,357
3.75%, 2/1/2050	125,000	129,526
3.85%, 11/1/2048	63,000	64,901
3.90%, 5/1/2049	115,000	120,475
4.88%, 5/1/2025	411,000	450,074
5.04%, 5/1/2027	100,000	112,931
5.15%, 5/1/2030	300,000	350,028
5.71%, 5/1/2040	324,000	416,340
5.81%, 5/1/2050	300,000	406,116
5.88%, 2/15/2040	419,000	537,791
General Dynamics Corp.:
1.15%, 6/1/2026	35,000	34,557
1.88%, 8/15/2023	50,000	50,802
2.13%, 8/15/2026 (a)	100,000	102,870
3.25%, 4/1/2025	225,000	238,329
3.63%, 4/1/2030 (a)	100,000	111,264
L3Harris Technologies, Inc.:
3.85%, 6/15/2023	83,000	86,241
3.85%, 12/15/2026	150,000	163,192
4.40%, 6/15/2028	100,000	112,599
4.40%, 6/15/2028	150,000	168,462
Lockheed Martin Corp.:
2.80%, 6/15/2050	120,000	119,808
3.80%, 3/1/2045	351,000	402,088
Northrop Grumman Corp.:
3.20%, 2/1/2027	150,000	159,395
3.85%, 4/15/2045	250,000	283,285
7.75%, 2/15/2031 (b)	100,000	142,531
Raytheon Technologies Corp.:
1.90%, 9/1/2031	125,000	120,548
2.38%, 3/15/2032	100,000	99,962
2.82%, 9/1/2051	215,000	207,810
3.03%, 3/15/2052	70,000	70,330
3.20%, 3/15/2024	50,000	52,046
4.15%, 5/15/2045	466,000	544,684
4.50%, 6/1/2042	100,000	123,611
Security Description	Principal Amount	Value
4.63%, 11/16/2048	$ 129,000	$ 165,175
4.88%, 10/15/2040	104,000	131,359
Teledyne Technologies, Inc.:
0.95%, 4/1/2024	125,000	123,764
1.60%, 4/1/2026	50,000	49,522
		7,507,238
AGRICULTURE — 1.4%
Altria Group, Inc.:
2.45%, 2/4/2032 (a)	250,000	237,330
3.70%, 2/4/2051	125,000	116,547
3.88%, 9/16/2046	50,000	48,462
4.45%, 5/6/2050	100,000	104,095
4.50%, 5/2/2043	312,000	325,366
4.80%, 2/14/2029	183,000	206,675
5.80%, 2/14/2039	85,000	102,328
5.95%, 2/14/2049	154,000	192,882
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	342,000	356,600
2.70%, 9/15/2051	50,000	50,228
BAT Capital Corp.:
2.26%, 3/25/2028	100,000	97,554
2.79%, 9/6/2024	150,000	154,570
3.56%, 8/15/2027	235,000	246,679
3.73%, 9/25/2040	57,000	54,715
4.70%, 4/2/2027	546,000	601,654
4.91%, 4/2/2030	190,000	213,742
5.28%, 4/2/2050	25,000	28,374
Bunge, Ltd. Finance Corp.:
2.75%, 5/14/2031	50,000	50,763
3.75%, 9/25/2027 (a)	237,000	257,946
Philip Morris International, Inc.:
1.13%, 5/1/2023	175,000	175,814
1.50%, 5/1/2025	115,000	115,380
2.10%, 5/1/2030	102,000	100,145
2.75%, 2/25/2026	100,000	104,278
3.38%, 8/15/2029	50,000	53,938
3.60%, 11/15/2023	50,000	52,453
4.25%, 11/10/2044	175,000	199,769
4.38%, 11/15/2041	50,000	57,079
4.88%, 11/15/2043	125,000	151,825
Reynolds American, Inc.:
4.45%, 6/12/2025	323,000	348,782
5.70%, 8/15/2035	50,000	59,389
5.85%, 8/15/2045	150,000	182,313
7.25%, 6/15/2037	50,000	66,854
		5,114,529
AIRLINES — 0.4%
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	76,187	77,233

See accompanying notes to financial statements.
259

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	$ 38,225	$ 38,309
American Airlines 2016-3 Pass Through Trust Series 2016-3, Class AA, 3.00%, 4/15/2030	23,155	23,118
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	64,310	64,955
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	15,030	15,612
Delta Air Lines 2020-1 Pass Through Trust Series AA, Class AA, 2.00%, 12/10/2029	68,273	66,958
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	224,295	240,893
Southwest Airlines Co.:
2.63%, 2/10/2030	25,000	24,998
5.13%, 6/15/2027	117,000	133,916
5.25%, 5/4/2025	132,000	146,637
Spirit Airlines Pass Through Trust Series A, Class A, 4.10%, 10/1/2029	32,990	34,175
United Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	29,083	30,087
United Airlines 2013-1 Pass Through Trust Series A, Class A, 4.30%, 2/15/2027	103,821	108,753
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	33,143	34,451
United Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.10%, 1/7/2030	78,894	80,840
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	85,868	89,199
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	8,195	8,875
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	111,334	110,425
Security Description	Principal Amount	Value
United Airlines 2020-1 Class B Pass Through Trust Series 2020-1, Class B, 4.88%, 7/15/2027	$ 152,050	$ 158,301
United Airlines 2020-1 Pass Through Trust Series 20-1, Class A, 5.88%, 4/15/2029	94,528	103,326
		1,591,061
APPAREL — 0.3%
NIKE, Inc.:
2.40%, 3/27/2025	25,000	25,892
3.25%, 3/27/2040	90,000	97,980
3.38%, 3/27/2050	105,000	118,835
PVH Corp. 4.63%, 7/10/2025	80,000	87,228
Ralph Lauren Corp. 2.95%, 6/15/2030 (a)	275,000	286,789
Tapestry, Inc. 3.05%, 3/15/2032	50,000	50,204
VF Corp.:
2.40%, 4/23/2025	300,000	308,448
2.95%, 4/23/2030	30,000	31,136
		1,006,512
AUTO MANUFACTURERS — 1.5%
American Honda Finance Corp.:
Series MTN, 0.35%, 4/20/2023	100,000	99,450
Series MTN, 0.65%, 9/8/2023	90,000	89,783
Series MTN, 0.75%, 8/9/2024	35,000	34,628
Series MTN, 1.20%, 7/8/2025	250,000	249,242
Series MTN, 2.15%, 9/10/2024	21,000	21,521
Series MTN, 2.35%, 1/8/2027	250,000	257,295
Series MTN, 2.40%, 6/27/2024	67,000	69,058
Series MTN, 2.90%, 2/16/2024	100,000	103,716
General Motors Co.:
4.88%, 10/2/2023	332,000	352,697
5.40%, 10/2/2023	265,000	283,807
5.40%, 4/1/2048	80,000	102,187
6.25%, 10/2/2043	100,000	136,777
6.60%, 4/1/2036	230,000	310,571
6.75%, 4/1/2046	150,000	217,042
General Motors Financial Co., Inc.:
1.05%, 3/8/2024	100,000	99,468
1.20%, 10/15/2024	25,000	24,814
1.70%, 8/18/2023	92,000	92,872
2.35%, 1/8/2031	100,000	97,111
2.40%, 10/15/2028	50,000	49,860
2.70%, 8/20/2027	25,000	25,572
2.70%, 6/10/2031	50,000	49,814
2.75%, 6/20/2025	25,000	25,815

See accompanying notes to financial statements.
260

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 11/7/2024	$ 65,000	$ 68,300
3.60%, 6/21/2030	50,000	53,310
3.70%, 5/9/2023	127,000	130,815
4.00%, 1/15/2025	110,000	117,224
4.25%, 5/15/2023	50,000	52,055
4.35%, 4/9/2025	49,000	52,793
4.35%, 1/17/2027	150,000	165,219
PACCAR Financial Corp.:
Series MTN, 0.35%, 2/2/2024	80,000	78,958
Series MTN, 0.90%, 11/8/2024	50,000	49,659
Series MTN, 1.80%, 2/6/2025	20,000	20,314
Series MTN, 1.90%, 2/7/2023 (a)	105,000	106,333
Toyota Motor Corp. 3.42%, 7/20/2023 (a)	100,000	104,024
Toyota Motor Credit Corp.:
0.50%, 6/18/2024	100,000	98,552
0.63%, 9/13/2024	40,000	39,488
1.90%, 9/12/2031	50,000	48,881
Series GMTN, 3.05%, 1/11/2028	115,000	123,393
Series GMTN, 3.45%, 9/20/2023	313,000	326,819
Series MTN, 0.80%, 10/16/2025	179,000	174,840
Series MTN, 1.15%, 8/13/2027 (a)	60,000	58,150
Series MTN, 1.35%, 8/25/2023	100,000	100,920
Series MTN, 1.65%, 1/10/2031	100,000	96,634
Series MTN, 1.90%, 4/6/2028	100,000	100,147
Series MTN, 2.00%, 10/7/2024	50,000	51,164
Series MTN, 2.15%, 2/13/2030 (a)	25,000	25,127
Series MTN, 2.90%, 3/30/2023	155,000	159,329
Series MTN, 2.90%, 4/17/2024	50,000	51,993
Series MTN, 3.38%, 4/1/2030	105,000	115,110
		5,362,651
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv PLC 3.10%, 12/1/2051	150,000	142,932
BorgWarner, Inc. 4.38%, 3/15/2045	69,000	80,313
Lear Corp.:
3.80%, 9/15/2027	50,000	54,499
4.25%, 5/15/2029	236,000	260,851
Magna International, Inc. 4.15%, 10/1/2025	38,000	41,311
		579,906
Security Description	Principal Amount	Value
BANKS — 20.2%
Australia & New Zealand Banking Group, Ltd. Series MTN, 3.70%, 11/16/2025	$ 50,000	$ 54,304
Banco Bilbao Vizcaya Argentaria SA 0.88%, 9/18/2023	354,000	352,559
Banco Santander SA:
2.71%, 6/27/2024	100,000	103,455
2.75%, 5/28/2025	496,000	513,067
2.96%, 3/25/2031	265,000	270,279
3.85%, 4/12/2023	75,000	77,630
1 year CMT + 1.60%, 3.23%, 11/22/2032 (c)	150,000	150,301
1 year CMT + 0.45%, 0.70%, 6/30/2024 (c)	150,000	149,110
Bank of America Corp.:
6.11%, 1/29/2037	350,000	471,100
7.75%, 5/14/2038	150,000	235,224
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	106,000	111,585
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	50,000	53,433
5 year CMT + 1.20%, 2.48%, 9/21/2036 (c)	100,000	96,786
SOFR + 0.65%, 1.53%, 12/6/2025 (c)	100,000	100,255
SOFR + 0.69%, 0.98%, 4/22/2025 (a) (c)	100,000	99,195
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	140,000	138,943
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	200,000	200,968
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	175,000	171,855
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	100,000	101,575
SOFR + 1.56%, 2.97%, 7/21/2052 (c)	333,000	334,412
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	531,000	558,012
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	122,000	123,183
Series GMTN, 3.50%, 4/19/2026	150,000	161,620
Series MTN, 3.88%, 8/1/2025	75,000	81,392
Series MTN, 4.00%, 4/1/2024	336,000	357,151
Series MTN, 4.00%, 1/22/2025	508,000	543,240
Series MTN, 4.20%, 8/26/2024	115,000	123,229
Series MTN, 4.45%, 3/3/2026	250,000	275,482
Series MTN, 5.00%, 1/21/2044	513,000	674,133
Series MTN, 5.88%, 2/7/2042	150,000	212,478

See accompanying notes to financial statements.
261

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (c)	$ 25,000	$ 25,331
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (c)	25,000	25,673
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (c)	492,000	512,694
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (c)	304,000	317,984
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (c)	125,000	125,453
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (c)	313,000	342,722
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (c)	125,000	129,011
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (c)	100,000	110,292
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (c)	50,000	55,739
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (c)	175,000	216,639
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (c)	500,000	541,825
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	125,000	155,196
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (c)	150,000	180,282
Series MTN, SOFR + 0.41%, 0.52%, 6/14/2024 (c)	102,000	101,309
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (c)	75,000	74,492
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	150,000	147,058
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (a) (c)	250,000	248,540
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	183,000	181,095
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	125,000	119,798
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	100,000	96,137
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	454,000	450,817
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (a) (c)	238,000	241,046
Security Description	Principal Amount	Value
Bank of Montreal:
0.45%, 12/8/2023	$ 70,000	$ 69,327
USD 5 Year Swap Rate + 1.43%, 3.80%, 12/15/2032 (c)	55,000	58,895
Series MTN, 0.63%, 7/9/2024	265,000	261,359
Bank of New York Mellon Corp Series MTN, 1.80%, 7/28/2031	100,000	97,700
Bank of New York Mellon Corp.:
Series 0012, 3.65%, 2/4/2024	75,000	78,990
Series J, 0.85%, 10/25/2024	250,000	248,137
Series MTN, 0.50%, 4/26/2024	100,000	98,827
Series MTN, 1.05%, 10/15/2026	75,000	73,283
Series MTN, 1.65%, 7/14/2028	100,000	99,283
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (c)	306,000	330,327
Bank of Nova Scotia:
0.65%, 7/31/2024	220,000	217,004
0.70%, 4/15/2024	50,000	49,522
1.30%, 6/11/2025	117,000	116,421
1.30%, 9/15/2026	50,000	49,114
1.35%, 6/24/2026 (a)	100,000	98,884
2.15%, 8/1/2031	100,000	99,166
3.40%, 2/11/2024	100,000	104,848
BankUnited, Inc. 5.13%, 6/11/2030	100,000	113,736
Barclays PLC:
3.65%, 3/16/2025	183,000	193,493
5.20%, 5/12/2026	621,000	694,874
1 year CMT + 0.80%, 1.01%, 12/10/2024 (c)	150,000	148,896
1 year CMT + 1.30%, 2.89%, 11/24/2032 (c)	150,000	150,748
1 year CMT + 1.30%, 3.33%, 11/24/2042 (c)	150,000	152,332
1 year CMT + 1.70%, 3.81%, 3/10/2042 (c)	250,000	265,467
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (c)	224,000	233,307
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (c)	50,000	57,214
5 year CMT +2.90%, 3.56%, 9/23/2035 (c)	90,000	92,152
Canadian Imperial Bank of Commerce:
0.45%, 6/22/2023	75,000	74,486
0.95%, 6/23/2023	260,000	260,208
1.00%, 10/18/2024	75,000	74,324
1.25%, 6/22/2026	100,000	97,536
2.25%, 1/28/2025	50,000	51,147
3.10%, 4/2/2024	25,000	26,080

See accompanying notes to financial statements.
262

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Citigroup, Inc.:
3.20%, 10/21/2026	$ 918,000	$ 973,062
3.70%, 1/12/2026	50,000	54,056
3.88%, 3/26/2025	83,000	88,481
4.13%, 7/25/2028	499,000	548,471
4.45%, 9/29/2027	200,000	223,002
4.60%, 3/9/2026	142,000	156,795
6.13%, 8/25/2036	150,000	204,189
6.68%, 9/13/2043	423,000	636,069
8.13%, 7/15/2039	115,000	195,122
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (c)	315,000	328,545
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	324,000	347,422
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	924,000	996,589
SOFR + 0.53%, 1.28%, 11/3/2025 (a) (c)	30,000	29,937
SOFR + 0.67%, 0.98%, 5/1/2025 (c)	100,000	99,282
SOFR + 0.77%, 1.46%, 6/9/2027 (a) (c)	150,000	147,262
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	55,000	55,314
SOFR + 1.18%, 2.52%, 11/3/2032 (a) (c)	70,000	70,024
SOFR + 1.38%, 2.90%, 11/3/2042 (c)	50,000	49,417
SOFR + 1.67%, 1.68%, 5/15/2024 (c)	712,000	719,761
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	80,000	83,874
Citizens Financial Group, Inc.:
2.64%, 9/30/2032	50,000	49,555
2.85%, 7/27/2026	165,000	172,026
3.25%, 4/30/2030 (a)	30,000	31,800
Comerica, Inc. 4.00%, 2/1/2029	214,000	239,353
Cooperatieve Rabobank UA:
0.38%, 1/12/2024	240,000	237,034
4.38%, 8/4/2025	80,000	86,798
5.75%, 12/1/2043	250,000	348,595
Series BKNT, 3.75%, 7/21/2026	100,000	107,637
Credit Suisse AG:
0.50%, 2/2/2024	255,000	251,930
1.00%, 5/5/2023	150,000	150,390
1.25%, 8/7/2026	200,000	195,028
2.95%, 4/9/2025	100,000	104,723
Series FXD, 0.52%, 8/9/2023	200,000	198,674
Credit Suisse Group AG:
3.75%, 3/26/2025	50,000	53,110
4.88%, 5/15/2045	172,000	217,542
Deutsche Bank AG:
0.90%, 5/28/2024	100,000	99,146
3.95%, 2/27/2023	50,000	51,572
Security Description	Principal Amount	Value
SOFR + 1.13%, 1.45%, 4/1/2025 (c)	$ 150,000	$ 149,133
SOFR + 1.22%, 2.31%, 11/16/2027 (c)	120,000	119,975
SOFR + 1.72%, 3.04%, 5/28/2032 (c)	100,000	100,714
SOFR + 2.58%, 3.96%, 11/26/2025 (c)	150,000	158,652
Series E, 0.96%, 11/8/2023	100,000	99,751
Discover Bank:
2.45%, 9/12/2024	100,000	102,338
Series BKNT, 3.45%, 7/27/2026	125,000	132,416
Fifth Third Bancorp:
2.55%, 5/5/2027	100,000	103,384
SOFR + 0.69%, 1.71%, 11/1/2027 (c)	105,000	103,838
Fifth Third Bank NA:
Series BKNT, 3.85%, 3/15/2026	110,000	118,785
Series BKNT, 3.95%, 7/28/2025	50,000	54,414
First Horizon Bank Series BKNT, 5.75%, 5/1/2030	125,000	150,015
First Republic Bank Series BKNT, 4.38%, 8/1/2046	75,000	90,015
Goldman Sachs Group, Inc.:
3.50%, 4/1/2025	150,000	158,760
3.50%, 11/16/2026	103,000	109,841
3.63%, 1/22/2023	359,000	369,433
3.63%, 2/20/2024	100,000	104,889
5.95%, 1/15/2027	100,000	117,917
6.25%, 2/1/2041	75,000	108,939
6.45%, 5/1/2036	501,000	684,181
6.75%, 10/1/2037	494,000	700,452
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	634,000	704,532
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	652,000	777,588
SOFR + 0.49%, 0.93%, 10/21/2024 (c)	155,000	154,340
SOFR + 0.51%, 0.66%, 9/10/2024 (c)	150,000	148,833
SOFR + 0.57%, 0.67%, 3/8/2024 (c)	215,000	214,134
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	314,000	307,547
SOFR + 0.82%, 1.54%, 9/10/2027 (c)	100,000	98,029
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	145,000	144,519
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	60,000	60,398
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	70,000	70,356
SOFR + 1.47%, 2.91%, 7/21/2042 (c)	175,000	173,931

See accompanying notes to financial statements.
263

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	$ 129,000	$ 133,555
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (c)	155,000	162,590
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	130,000	128,012
Series FXD, 0.48%, 1/27/2023	294,000	293,191
HSBC Holdings PLC:
3.90%, 5/25/2026	354,000	382,391
4.25%, 3/14/2024	100,000	105,644
4.30%, 3/8/2026	100,000	109,447
6.10%, 1/14/2042	100,000	143,220
6.50%, 5/2/2036	518,000	704,573
6.50%, 9/15/2037	125,000	172,207
6.80%, 6/1/2038	220,000	313,080
7.63%, 5/17/2032	315,000	434,788
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (c)	100,000	103,747
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	100,000	107,984
SOFR + 0.58%, 1.16%, 11/22/2024 (c)	50,000	49,853
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	150,000	150,733
SOFR + 1.29%, 1.59%, 5/24/2027 (c)	150,000	146,560
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	150,000	147,138
SOFR + 1.41%, 2.87%, 11/22/2032 (c)	150,000	151,365
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	458,000	448,423
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	404,000	406,485
Huntington Bancshares, Inc.:
2.63%, 8/6/2024	284,000	292,665
5 year CMT + 1.17%, 2.49%, 8/15/2036 (b) (c)	50,000	47,897
ING Groep NV:
3.95%, 3/29/2027	284,000	311,324
4.05%, 4/9/2029	100,000	111,666
4.55%, 10/2/2028	50,000	57,367
JPMorgan Chase & Co.:
2.97%, 1/15/2023	114,000	116,717
3.38%, 5/1/2023	632,000	652,230
3.63%, 12/1/2027	543,000	585,392
3.88%, 9/10/2024	168,000	178,792
4.13%, 12/15/2026	139,000	153,330
4.85%, 2/1/2044	100,000	130,965
5.40%, 1/6/2042	100,000	136,011
6.40%, 5/15/2038	217,000	315,969
7.63%, 10/15/2026	175,000	220,341
7.75%, 7/15/2025	150,000	180,738
8.00%, 4/29/2027	250,000	323,672
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (c)	190,000	196,247
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (c)	$ 250,000	$ 260,552
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	299,000	311,047
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	451,000	503,695
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (c)	401,000	455,079
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	228,000	245,371
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (c)	100,000	118,194
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	225,000	274,160
SOFR + 0.60%, 0.65%, 9/16/2024 (c)	85,000	84,562
SOFR + 0.61%, 1.56%, 12/10/2025 (a) (c)	200,000	200,356
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	513,000	502,856
SOFR + 0.80%, 1.05%, 11/19/2026 (c)	101,000	98,387
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	65,000	64,242
SOFR + 1.02%, 2.07%, 6/1/2029 (c)	324,000	321,298
SOFR + 1.16%, 2.30%, 10/15/2025 (c)	311,000	317,910
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	125,000	125,846
SOFR + 1.25%, 2.58%, 4/22/2032 (c)	75,000	75,935
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	100,000	104,125
SOFR + 1.51%, 2.53%, 11/19/2041 (c)	409,000	389,282
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	215,000	231,815
SOFR + 1.59%, 2.01%, 3/13/2026 (c)	100,000	101,240
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	300,000	304,560
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	299,000	301,036
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	150,000	154,770
SOFR + 2.46%, 3.11%, 4/22/2041 (c)	110,000	113,999
KeyBank NA:
Series BKNT, 3.38%, 3/7/2023	75,000	77,258
Series BKNT, 3.90%, 4/13/2029	100,000	110,096
KeyCorp.:
Series MTN, 2.25%, 4/6/2027	100,000	101,680
Series MTN, 2.55%, 10/1/2029	107,000	109,503

See accompanying notes to financial statements.
264

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.15%, 10/29/2025	$ 115,000	$ 125,824
Lloyds Banking Group PLC:
3.90%, 3/12/2024	75,000	79,169
4.05%, 8/16/2023	50,000	52,371
4.38%, 3/22/2028	458,000	514,998
4.50%, 11/4/2024	165,000	177,766
1 year CMT + 0.85%, 1.63%, 5/11/2027 (c)	150,000	147,529
1 year CMT + 1.00%, 2.44%, 2/5/2026 (c)	300,000	306,327
Mitsubishi UFJ Financial Group, Inc.:
2.05%, 7/17/2030	100,000	97,169
2.53%, 9/13/2023	150,000	153,895
2.76%, 9/13/2026	161,000	167,174
3.20%, 7/18/2029	350,000	369,491
3.46%, 3/2/2023	279,000	287,281
3.68%, 2/22/2027 (a)	78,000	84,838
3.74%, 3/7/2029	100,000	109,519
3.75%, 7/18/2039	100,000	113,181
3.96%, 3/2/2028 (a)	150,000	166,305
4.05%, 9/11/2028	50,000	55,845
1 year CMT + 0.45%, 0.96%, 10/11/2025 (c)	150,000	147,936
1 year CMT + 0.55%, 0.95%, 7/19/2025 (c)	100,000	98,858
1 year CMT + 0.67%, 1.64%, 10/13/2027 (c)	150,000	147,910
1 year CMT + 0.75%, 1.54%, 7/20/2027 (c)	200,000	196,590
Mizuho Financial Group, Inc.:
3.17%, 9/11/2027	225,000	237,467
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (c)	150,000	151,986
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (c)	75,000	83,647
SOFR - 1.25%, 1.24%, 7/10/2024 (c)	205,000	205,496
1 year CMT + 0.75%, 1.55%, 7/9/2027 (c)	150,000	147,313
1 year CMT + 0.90%, 2.26%, 7/9/2032 (a) (c)	150,000	146,818
Morgan Stanley:
4.38%, 1/22/2047	95,000	119,140
6.38%, 7/24/2042	487,000	737,386
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	200,000	215,740
SOFR + 0.53%, 0.79%, 5/30/2025 (c)	100,000	98,680
SOFR + 0.62%, 0.73%, 4/5/2024 (c)	195,000	194,378
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	140,000	135,810
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	95,000	94,026
Security Description	Principal Amount	Value
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	$ 581,000	$ 559,253
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	55,000	57,683
SOFR + 1.99%, 2.19%, 4/28/2026 (c)	150,000	152,932
Series F, 3.88%, 4/29/2024	302,000	320,419
Series GMTN, 3.13%, 1/23/2023	95,000	97,339
Series GMTN, 3.70%, 10/23/2024	251,000	267,375
Series GMTN, 3.75%, 2/25/2023	472,000	488,312
Series GMTN, 3.88%, 1/27/2026	374,000	405,465
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	200,000	227,746
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (c)	50,000	49,317
Series MTN, 3.13%, 7/27/2026	304,000	322,280
Series MTN, SOFR + 0.46%, 0.53%, 1/25/2024 (c)	230,000	229,218
Series MTN, SOFR + 0.51%, 0.79%, 1/22/2025 (c)	100,000	99,045
Series MTN, SOFR + 0.56%, 1.16%, 10/21/2025 (c)	100,000	99,126
Series MTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	100,000	98,421
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	60,000	57,328
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	215,000	203,736
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (c)	316,000	325,733
Series MTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	142,000	139,122
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	100,000	99,903
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	50,000	49,090
National Australia Bank, Ltd.:
3.38%, 1/14/2026	115,000	123,944
Series BKNT, 2.50%, 7/12/2026 (a)	100,000	104,268
National Bank of Canada Series MTN, 1 year CMT + 0.40%, 0.55%, 11/15/2024 (c)	200,000	197,756
Natwest Group PLC:
1 year CMT + 0.90%, 1.64%, 6/14/2027 (c)	200,000	196,970
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (c)	504,000	527,406
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (c)	200,000	225,044

See accompanying notes to financial statements.
265

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (c)	$ 200,000	$ 232,028
5 year CMT + 2.35%, 3.03%, 11/28/2035 (c)	100,000	98,580
Northern Trust Corp. 1.95%, 5/1/2030	80,000	79,275
PNC Bank NA Series BKNT, 3.25%, 6/1/2025	100,000	106,271
PNC Financial Services Group Inc 1.15%, 8/13/2026	304,000	300,364
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	50,000	51,317
3.15%, 5/19/2027	116,000	124,853
3.45%, 4/23/2029	110,000	119,720
3.90%, 4/29/2024	166,000	175,729
SOFR + 0.98%, 2.31%, 4/23/2032 (c)	65,000	65,536
Regions Financial Corp. 1.80%, 8/12/2028	504,000	493,487
Royal Bank of Canada:
0.65%, 7/29/2024	315,000	310,713
0.75%, 10/7/2024	100,000	98,992
1.20%, 4/27/2026	105,000	103,219
1.40%, 11/2/2026	100,000	98,633
Series GMTN, 2.55%, 7/16/2024	50,000	51,693
Series GMTN, 3.70%, 10/5/2023	160,000	167,792
Series MTN, 0.50%, 10/26/2023	105,000	104,285
Series MTN, 2.30%, 11/3/2031 (a)	100,000	100,409
Santander Holdings USA, Inc.:
3.24%, 10/5/2026	215,000	225,430
3.40%, 1/18/2023	75,000	76,654
4.40%, 7/13/2027	125,000	137,365
Santander UK Group Holdings PLC:
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (c)	286,000	292,212
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	50,000	53,645
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (c)	100,000	106,150
SOFR + 0.79%, 1.09%, 3/15/2025 (c)	150,000	148,660
Santander UK PLC 2.88%, 6/18/2024	50,000	51,761
Sumitomo Mitsui Financial Group, Inc.:
1.40%, 9/17/2026	404,000	394,534
1.47%, 7/8/2025	504,000	501,258
2.13%, 7/8/2030	150,000	146,511
2.22%, 9/17/2031	250,000	244,880
2.35%, 1/15/2025	150,000	153,648
Security Description	Principal Amount	Value
2.63%, 7/14/2026 (a)	$ 215,000	$ 222,964
3.20%, 9/17/2029	75,000	78,004
3.36%, 7/12/2027	100,000	107,310
4.31%, 10/16/2028	125,000	141,458
SVB Financial Group 1.80%, 10/28/2026	200,000	199,356
Toronto-Dominion Bank:
0.55%, 3/4/2024	100,000	98,919
1.25%, 12/13/2024 (a)	65,000	65,049
Series MTN, 0.25%, 1/6/2023	255,000	254,220
Series MTN, 0.30%, 6/2/2023	100,000	99,400
Series MTN, 0.45%, 9/11/2023	100,000	99,336
Series MTN, 0.70%, 9/10/2024 (a)	200,000	197,610
Series MTN, 1.15%, 6/12/2025	68,000	67,480
Series MTN, 1.25%, 9/10/2026	100,000	98,276
Series MTN, 2.00%, 9/10/2031	100,000	98,548
Truist Bank:
Series BKNT, 3.30%, 5/15/2026 (a)	150,000	159,648
Series BNKT, 3.20%, 4/1/2024	100,000	104,693
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	240,000	232,274
Series MTN, 2.50%, 8/1/2024	100,000	103,278
Series MTN, 3.70%, 6/5/2025 (a)	50,000	53,741
Series MTN, 3.75%, 12/6/2023	150,000	157,662
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (c)	329,000	323,808
US Bancorp:
5 year CMT + 0.95%, 2.49%, 11/3/2036 (c)	404,000	402,857
Series MTN, 1.38%, 7/22/2030 (a)	354,000	333,486
Series MTN, 3.60%, 9/11/2024	161,000	171,050
Wachovia Corp. 7.57%, 8/1/2026 (d)	474,000	587,400
Wells Fargo & Co.:
3.00%, 10/23/2026	250,000	262,942
5.38%, 11/2/2043	100,000	131,346
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	65,000	66,228
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	189,000	193,362
Series GMTN, 4.30%, 7/22/2027	304,000	339,808
Series GMTN, 4.90%, 11/17/2045	50,000	63,021
Series MTN, 3.55%, 9/29/2025	253,000	270,143

See accompanying notes to financial statements.
266

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.75%, 1/24/2024	$ 249,000	$ 261,614
Series MTN, 4.15%, 1/24/2029	404,000	451,716
Series MTN, 4.40%, 6/14/2046	150,000	177,550
Series MTN, 4.65%, 11/4/2044	687,000	832,383
Series MTN, 4.75%, 12/7/2046	125,000	155,477
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	50,000	53,767
Series MTN, SOFR + 1.09%, 2.41%, 10/30/2025 (c)	174,000	178,300
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (c)	571,000	575,791
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	140,000	142,321
Series MTN, SOFR + 4.03%, 4.48%, 4/4/2031 (a) (c)	160,000	185,522
Series MTN, SOFR + 4.50%, 5.01%, 4/4/2051 (c)	150,000	204,997
Westpac Banking Corp.:
1.02%, 11/18/2024 (a)	35,000	34,871
1.95%, 11/20/2028	50,000	49,811
2.15%, 6/3/2031 (a)	134,000	134,169
2.35%, 2/19/2025	100,000	103,240
2.65%, 1/16/2030	20,000	20,825
3.30%, 2/26/2024	240,000	251,914
3.35%, 3/8/2027	215,000	232,144
3.40%, 1/25/2028	278,000	302,714
5 year CMT + 1.75%, 2.67%, 11/15/2035 (c)	140,000	136,487
		73,868,963
BEVERAGES — 2.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90%, 2/1/2046	510,000	646,002
Anheuser-Busch InBev Finance, Inc.:
3.65%, 2/1/2026	225,000	242,395
4.63%, 2/1/2044	290,000	350,746
4.70%, 2/1/2036	100,000	120,047
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	183,000	198,956
4.00%, 4/13/2028	255,000	283,522
4.35%, 6/1/2040	175,000	205,805
4.44%, 10/6/2048	100,000	119,685
4.60%, 4/15/2048	514,000	629,069
4.75%, 1/23/2029	65,000	75,683
4.90%, 1/23/2031	175,000	210,672
5.80%, 1/23/2059	125,000	180,956
8.00%, 11/15/2039	111,000	179,809
Security Description	Principal Amount	Value
8.20%, 1/15/2039	$ 178,000	$ 289,544
Coca-Cola Co.:
1.00%, 3/15/2028	250,000	240,397
1.50%, 3/5/2028 (a)	50,000	49,296
1.65%, 6/1/2030	160,000	155,016
2.25%, 1/5/2032 (a)	319,000	324,072
2.60%, 6/1/2050	50,000	49,173
2.88%, 5/5/2041	100,000	103,793
3.00%, 3/5/2051	65,000	68,962
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025	75,000	80,958
Coca-Cola Femsa SAB de CV 1.85%, 9/1/2032	158,000	149,173
Constellation Brands, Inc.:
2.25%, 8/1/2031	65,000	63,533
3.20%, 2/15/2023	121,000	123,776
3.60%, 2/15/2028	185,000	199,728
4.50%, 5/9/2047	109,000	130,210
4.65%, 11/15/2028	115,000	131,931
Diageo Capital PLC 2.63%, 4/29/2023	119,000	121,485
Diageo Captial PLC 2.13%, 10/24/2024 (a)	384,000	393,623
Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050	512,000	537,708
Keurig Dr Pepper, Inc.:
0.75%, 3/15/2024	35,000	34,758
2.25%, 3/15/2031	30,000	29,626
3.13%, 12/15/2023	100,000	103,767
3.35%, 3/15/2051	20,000	20,817
3.80%, 5/1/2050	100,000	110,697
4.06%, 5/25/2023	505,000	526,296
4.42%, 5/25/2025	50,000	54,493
4.99%, 5/25/2038	100,000	123,598
Molson Coors Beverage Co. 4.20%, 7/15/2046	192,000	213,151
PepsiCo, Inc.:
0.40%, 10/7/2023	100,000	99,619
1.40%, 2/25/2031 (a)	40,000	38,195
1.95%, 10/21/2031	100,000	99,979
2.63%, 10/21/2041	150,000	151,575
2.75%, 10/21/2051	85,000	87,519
2.88%, 10/15/2049	65,000	68,145
3.00%, 10/15/2027 (a)	190,000	204,180
3.38%, 7/29/2049	95,000	107,149
3.45%, 10/6/2046	115,000	129,882
3.60%, 3/1/2024	258,000	271,764
7.00%, 3/1/2029 (a)	100,000	136,251
		9,267,186
BIOTECHNOLOGY — 1.2%
Amgen, Inc.:
1.65%, 8/15/2028	150,000	147,030
2.20%, 2/21/2027	290,000	296,713
2.45%, 2/21/2030	125,000	127,221

See accompanying notes to financial statements.
267

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.80%, 8/15/2041	$ 150,000	$ 145,106
3.00%, 1/15/2052	427,000	416,287
3.15%, 2/21/2040	213,000	217,978
3.38%, 2/21/2050	100,000	103,870
3.63%, 5/22/2024	145,000	152,815
4.66%, 6/15/2051	152,000	193,502
Baxalta, Inc.:
4.00%, 6/23/2025	310,000	333,951
5.25%, 6/23/2045	100,000	132,972
Biogen, Inc.:
3.15%, 5/1/2050	100,000	97,454
3.25%, 2/15/2051 (b)	293,000	290,381
Gilead Sciences, Inc.:
1.20%, 10/1/2027 (a)	95,000	91,820
2.50%, 9/1/2023	100,000	102,427
3.65%, 3/1/2026	75,000	80,884
4.00%, 9/1/2036 (a)	82,000	94,334
4.50%, 2/1/2045	264,000	322,692
5.65%, 12/1/2041	260,000	357,250
Illumina, Inc. 0.55%, 3/23/2023	50,000	49,751
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	110,000	104,096
Royalty Pharma PLC:
0.75%, 9/2/2023	125,000	124,196
1.20%, 9/2/2025	85,000	83,490
2.15%, 9/2/2031	55,000	52,477
2.20%, 9/2/2030	20,000	19,369
3.30%, 9/2/2040	80,000	79,758
3.35%, 9/2/2051	60,000	57,680
3.55%, 9/2/2050	80,000	79,438
		4,354,942
BUILDING MATERIALS — 0.5%
Carrier Global Corp.:
2.24%, 2/15/2025	30,000	30,736
2.72%, 2/15/2030	25,000	25,541
3.38%, 4/5/2040	100,000	104,308
3.58%, 4/5/2050	255,000	271,266
Eagle Materials, Inc. 2.50%, 7/1/2031	100,000	98,689
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	136,000	142,437
Johnson Controls International PLC:
4.63%, 7/2/2044	86,000	104,925
4.95%, 7/2/2064 (d)	50,000	64,982
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 2.00%, 9/16/2031	60,000	57,950
Lennox International, Inc. 1.35%, 8/1/2025	55,000	54,367
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	25,000	24,836
Security Description	Principal Amount	Value
3.50%, 12/15/2027 (a)	$ 195,000	$ 210,011
Masco Corp.:
1.50%, 2/15/2028	25,000	24,213
2.00%, 10/1/2030	100,000	95,867
2.00%, 2/15/2031	50,000	48,044
Owens Corning 3.40%, 8/15/2026	100,000	105,882
Vulcan Materials Co.:
3.50%, 6/1/2030	100,000	107,804
3.90%, 4/1/2027	50,000	54,748
4.70%, 3/1/2048	75,000	94,531
		1,721,137
CHEMICALS — 1.4%
Air Products & Chemicals, Inc. 2.80%, 5/15/2050	100,000	101,894
Celanese US Holdings LLC 3.50%, 5/8/2024	45,000	47,013
Dow Chemical Co.:
3.63%, 5/15/2026	331,000	356,702
4.25%, 10/1/2034	136,000	156,964
4.80%, 11/30/2028	100,000	116,669
4.80%, 5/15/2049	110,000	140,587
5.25%, 11/15/2041	86,000	111,113
9.40%, 5/15/2039	29,000	52,123
DuPont de Nemours, Inc.:
4.73%, 11/15/2028 (a)	517,000	599,255
5.32%, 11/15/2038	291,000	374,241
5.42%, 11/15/2048	100,000	139,810
Eastman Chemical Co. 4.65%, 10/15/2044	164,000	195,473
Ecolab, Inc.:
1.65%, 2/1/2027	100,000	100,508
2.13%, 2/1/2032	100,000	99,217
2.70%, 12/15/2051	200,000	196,972
2.75%, 8/18/2055	53,000	52,077
3.25%, 12/1/2027	100,000	108,398
FMC Corp. 3.45%, 10/1/2029	115,000	122,518
Huntsman International LLC 4.50%, 5/1/2029	113,000	125,494
Linde, Inc. 2.00%, 8/10/2050	85,000	74,168
LYB International Finance B.V.:
4.00%, 7/15/2023	69,000	72,094
4.88%, 3/15/2044	100,000	124,235
5.25%, 7/15/2043	380,000	487,924
Mosaic Co. 4.88%, 11/15/2041	195,000	229,382
NewMarket Corp. 2.70%, 3/18/2031	100,000	99,691
Nutrien, Ltd. 5.25%, 1/15/2045	45,000	60,456
PPG Industries, Inc. 1.20%, 3/15/2026	85,000	83,228

See accompanying notes to financial statements.
268

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
RPM International, Inc. 4.55%, 3/1/2029	$ 115,000	$ 130,459
Sherwin-Williams Co.:
2.20%, 3/15/2032	125,000	123,605
2.90%, 3/15/2052	95,000	92,885
3.80%, 8/15/2049	125,000	141,384
4.50%, 6/1/2047	50,000	62,385
Westlake Chemical Corp.:
4.38%, 11/15/2047	100,000	117,815
5.00%, 8/15/2046	92,000	116,409
		5,213,148
COMMERCIAL SERVICES — 1.2%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	75,000	70,841
1.70%, 5/15/2028	419,000	418,078
Block Financial LLC 3.88%, 8/15/2030	291,000	311,580
California Institute of Technology 3.65%, 9/1/2119 (a)	39,000	45,646
Emory University Series 2020, 2.97%, 9/1/2050	100,000	105,506
Equifax, Inc.:
2.35%, 9/15/2031	100,000	98,668
2.60%, 12/1/2024	110,000	113,835
George Washington University Series 2014, 4.30%, 9/15/2044	250,000	317,675
Georgetown University Series B, 4.32%, 4/1/2049	100,000	124,332
Global Payments, Inc.:
1.50%, 11/15/2024	25,000	25,008
2.15%, 1/15/2027	100,000	100,473
2.65%, 2/15/2025	150,000	154,269
2.90%, 5/15/2030	45,000	45,826
2.90%, 11/15/2031	50,000	50,796
4.00%, 6/1/2023	50,000	51,964
4.15%, 8/15/2049	100,000	114,870
GXO Logistics, Inc.:
1.65%, 7/15/2026 (b)	100,000	97,872
2.65%, 7/15/2031 (b)	100,000	98,629
Massachusetts Institute of Technology:
Series F, 2.99%, 7/1/2050 (a)	45,000	49,563
Series G, 2.29%, 7/1/2051	50,000	47,805
Moody's Corp.:
2.00%, 8/19/2031 (a)	50,000	48,702
3.10%, 11/29/2061	150,000	149,098
5.25%, 7/15/2044	100,000	135,218
Northwestern University 4.64%, 12/1/2044	50,000	64,935
PayPal Holdings, Inc.:
1.65%, 6/1/2025	153,000	154,890
2.40%, 10/1/2024	396,000	409,769
2.85%, 10/1/2029	120,000	126,412
Security Description	Principal Amount	Value
Quanta Services, Inc. 2.90%, 10/1/2030	$ 120,000	$ 122,612
S&P Global, Inc. 4.00%, 6/15/2025 (a)	50,000	54,190
Trustees of Princeton University 5.70%, 3/1/2039	163,000	235,238
Trustees of the University of Pennsylvania Series 2020, 2.40%, 10/1/2050	100,000	95,673
University of Southern California:
2.81%, 10/1/2050	100,000	101,304
5.25%, 10/1/2111 (a)	85,000	140,424
Verisk Analytics, Inc.:
4.13%, 3/15/2029	100,000	111,504
5.50%, 6/15/2045	50,000	67,378
		4,460,583
COMPUTERS — 2.8%
Apple, Inc.:
0.55%, 8/20/2025 (a)	200,000	195,210
0.70%, 2/8/2026 (a)	100,000	97,682
1.20%, 2/8/2028	200,000	194,248
1.40%, 8/5/2028	200,000	195,928
1.65%, 2/8/2031 (a)	100,000	97,434
1.70%, 8/5/2031 (a)	200,000	195,312
2.38%, 2/8/2041	250,000	242,555
2.40%, 8/20/2050	55,000	51,641
2.45%, 8/4/2026	556,000	580,781
2.65%, 5/11/2050	100,000	98,230
2.65%, 2/8/2051	100,000	98,243
2.70%, 8/5/2051	300,000	297,687
2.75%, 1/13/2025	75,000	78,412
2.80%, 2/8/2061	100,000	98,844
2.85%, 5/11/2024	75,000	78,166
2.85%, 8/5/2061	200,000	201,114
2.95%, 9/11/2049	100,000	103,387
3.00%, 2/9/2024	251,000	261,507
3.00%, 6/20/2027	90,000	96,492
3.20%, 5/11/2027	443,000	477,935
3.35%, 2/9/2027	165,000	179,319
3.75%, 11/13/2047	118,000	138,690
3.85%, 5/4/2043	150,000	177,198
4.25%, 2/9/2047	225,000	282,220
4.45%, 5/6/2044	250,000	319,060
CGI, Inc.:
1.45%, 9/14/2026 (b)	40,000	39,150
2.30%, 9/14/2031 (b)	25,000	24,065
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041 (b)	25,000	24,753
3.45%, 12/15/2051 (b)	150,000	144,021
4.00%, 7/15/2024	165,000	175,202
5.30%, 10/1/2029	100,000	117,469
5.85%, 7/15/2025	125,000	141,786
6.02%, 6/15/2026	178,000	206,257

See accompanying notes to financial statements.
269

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
8.10%, 7/15/2036	$ 154,000	$ 235,055
8.35%, 7/15/2046	23,000	38,519
DXC Technology Co.:
1.80%, 9/15/2026	100,000	99,034
2.38%, 9/15/2028	354,000	347,019
Genpact Luxembourg Sarl 3.38%, 12/1/2024	25,000	26,339
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	50,000	50,301
6.20%, 10/15/2035	319,000	418,353
HP, Inc.:
1.45%, 6/17/2026 (b)	108,000	106,269
2.20%, 6/17/2025	50,000	51,111
2.65%, 6/17/2031 (b)	100,000	98,730
3.00%, 6/17/2027 (a)	50,000	52,620
3.40%, 6/17/2030 (a)	100,000	105,630
International Business Machines Corp.:
2.85%, 5/15/2040	100,000	98,434
3.00%, 5/15/2024	601,000	627,738
3.50%, 5/15/2029	401,000	435,626
3.63%, 2/12/2024	468,000	493,192
4.25%, 5/15/2049 (a)	110,000	133,417
5.60%, 11/30/2039	50,000	68,316
Kyndryl Holdings, Inc.:
2.05%, 10/15/2026 (b)	25,000	24,379
2.70%, 10/15/2028 (b)	100,000	96,897
3.15%, 10/15/2031 (a) (b)	100,000	96,808
4.10%, 10/15/2041 (b)	50,000	48,494
Leidos, Inc.:
2.30%, 2/15/2031	100,000	95,987
3.63%, 5/15/2025	105,000	111,473
4.38%, 5/15/2030	50,000	55,777
NetApp, Inc. 1.88%, 6/22/2025	115,000	116,258
Western Digital Corp.:
2.85%, 2/1/2029	200,000	201,892
3.10%, 2/1/2032	55,000	55,396
		10,099,062
COSMETICS/PERSONAL CARE — 0.4%
Colgate-Palmolive Co. Series MTN, 4.00%, 8/15/2045	110,000	138,222
Procter & Gamble Co.:
2.70%, 2/2/2026 (a)	212,000	224,111
2.85%, 8/11/2027	240,000	256,529
3.10%, 8/15/2023 (a)	75,000	77,930
Unilever Capital Corp.:
0.38%, 9/14/2023	100,000	99,362
1.75%, 8/12/2031	100,000	97,229
2.60%, 5/5/2024	150,000	155,164
5.90%, 11/15/2032	153,000	205,721
Series 30Y, 2.63%, 8/12/2051	100,000	99,094
		1,353,362
Security Description	Principal Amount	Value
DISTRIBUTION & WHOLESALE — 0.0% (e)
WW Grainger, Inc. 1.85%, 2/15/2025	$ 179,000	$ 182,138
DIVERSIFIED FINANCIAL SERVICES — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.15%, 10/29/2023	100,000	99,581
1.65%, 10/29/2024	200,000	199,736
2.45%, 10/29/2026	250,000	251,877
3.30%, 1/30/2032	250,000	254,950
3.65%, 7/21/2027	80,000	84,402
4.45%, 10/1/2025	75,000	80,764
4.50%, 9/15/2023	506,000	531,047
Series 3NC1, 1.75%, 10/29/2024	100,000	99,874
Air Lease Corp.:
0.80%, 8/18/2024	191,000	187,201
1.88%, 8/15/2026	50,000	49,237
2.10%, 9/1/2028	35,000	33,847
3.00%, 9/15/2023	68,000	69,820
3.88%, 7/3/2023	50,000	51,816
4.25%, 9/15/2024	143,000	152,221
Series MTN, 3.00%, 2/1/2030	329,000	329,809
Aircastle, Ltd. 4.40%, 9/25/2023	125,000	130,944
Ally Financial, Inc.:
1.45%, 10/2/2023	50,000	50,174
3.05%, 6/5/2023	394,000	403,842
8.00%, 11/1/2031	100,000	141,492
American Express Co.:
0.75%, 11/3/2023	150,000	149,697
1.65%, 11/4/2026	115,000	115,304
3.00%, 10/30/2024	75,000	78,618
3.40%, 2/27/2023	314,000	323,065
4.20%, 11/6/2025	125,000	137,604
Ameriprise Financial, Inc. 3.00%, 4/2/2025	75,000	78,349
BGC Partners, Inc. 5.38%, 7/24/2023	55,000	58,073
BlackRock, Inc. 3.25%, 4/30/2029	606,000	659,758
Blackstone Private Credit Fund:
1.75%, 9/15/2024 (b)	80,000	78,752
2.35%, 11/22/2024 (a) (b)	50,000	50,008
2.63%, 12/15/2026 (b)	100,000	97,577
3.25%, 3/15/2027 (b)	50,000	50,062
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	22,000	23,549
Brookfield Finance I UK PLC 2.34%, 1/30/2032	50,000	48,696
Brookfield Finance, Inc.:
2.72%, 4/15/2031	95,000	95,912
3.50%, 3/30/2051	50,000	52,712
4.00%, 4/1/2024	98,000	103,507

See accompanying notes to financial statements.
270

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.35%, 4/15/2030	$ 125,000	$ 140,887
Capital One Financial Corp.:
3.20%, 2/5/2025	43,000	45,160
3.65%, 5/11/2027	54,000	58,295
3.90%, 1/29/2024	150,000	158,002
4.20%, 10/29/2025	411,000	446,893
SOFR + 0.86%, 1.88%, 11/2/2027 (c)	100,000	99,574
SOFR + 1.27%, 2.62%, 11/2/2032 (c)	100,000	99,587
SOFR + 1.34%, 2.36%, 7/29/2032 (c)	225,000	213,464
Cboe Global Markets, Inc. 1.63%, 12/15/2030	50,000	47,505
Charles Schwab Corp 3.75%, 4/1/2024	43,000	45,378
Charles Schwab Corp.:
0.75%, 3/18/2024	150,000	149,325
1.65%, 3/11/2031	180,000	172,913
1.95%, 12/1/2031 (a)	100,000	98,221
2.00%, 3/20/2028	150,000	151,798
3.25%, 5/22/2029	115,000	123,589
3.45%, 2/13/2026	75,000	80,516
3.55%, 2/1/2024 (a)	47,000	49,353
CI Financial Corp.:
3.20%, 12/17/2030	251,000	257,985
4.10%, 6/15/2051	100,000	108,462
CME Group, Inc. 5.30%, 9/15/2043	226,000	314,743
Discover Financial Services 4.50%, 1/30/2026	200,000	219,048
Franklin Resources, Inc. 1.60%, 10/30/2030 (a)	100,000	94,391
Intercontinental Exchange, Inc.:
0.70%, 6/15/2023	70,000	69,941
4.00%, 10/15/2023	119,000	125,472
4.25%, 9/21/2048	263,000	328,387
Invesco Finance PLC 4.00%, 1/30/2024	50,000	52,753
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 4.15%, 1/23/2030	50,000	55,508
Lazard Group LLC 4.50%, 9/19/2028	115,000	131,389
Legg Mason, Inc.:
4.75%, 3/15/2026	45,000	50,341
5.63%, 1/15/2044	86,000	117,695
Mastercard, Inc.:
2.00%, 3/3/2025	100,000	102,498
2.00%, 11/18/2031 (a)	100,000	99,644
2.95%, 6/1/2029	50,000	53,491
2.95%, 3/15/2051	95,000	98,950
3.65%, 6/1/2049	182,000	210,803
3.85%, 3/26/2050	250,000	300,547
3.95%, 2/26/2048	199,000	239,775
Security Description	Principal Amount	Value
Nasdaq, Inc. 2.50%, 12/21/2040	$ 93,000	$ 86,085
Nomura Holdings, Inc.:
1.65%, 7/14/2026	100,000	98,343
1.85%, 7/16/2025	179,000	179,127
2.61%, 7/14/2031	286,000	281,947
ORIX Corp. 3.25%, 12/4/2024	55,000	57,924
Synchrony Financial:
2.88%, 10/28/2031	50,000	49,872
3.95%, 12/1/2027	125,000	134,399
4.25%, 8/15/2024	119,000	126,119
4.50%, 7/23/2025	75,000	81,082
5.15%, 3/19/2029	90,000	103,505
Visa, Inc.:
1.90%, 4/15/2027	150,000	152,449
2.00%, 8/15/2050	154,000	135,383
3.15%, 12/14/2025	188,000	200,656
4.30%, 12/14/2045	213,000	268,078
Western Union Co. 6.20%, 11/17/2036	200,000	245,678
		12,816,807
ELECTRIC — 7.5%
AEP Texas, Inc.:
3.45%, 5/15/2051	35,000	35,704
3.80%, 10/1/2047	95,000	101,897
3.95%, 6/1/2028	100,000	109,887
AEP Transmission Co. LLC:
3.15%, 9/15/2049	66,000	67,416
3.80%, 6/15/2049	191,000	217,623
4.00%, 12/1/2046	150,000	174,273
AES Corp.:
1.38%, 1/15/2026	75,000	72,886
2.45%, 1/15/2031	100,000	97,521
Alabama Power Co.:
3.00%, 3/15/2052	100,000	100,383
3.45%, 10/1/2049	250,000	266,907
Series A, 4.30%, 7/15/2048	115,000	139,377
Ameren Corp.:
1.75%, 3/15/2028	50,000	48,449
1.95%, 3/15/2027	100,000	100,390
2.50%, 9/15/2024	125,000	128,444
Arizona Public Service Co.:
2.20%, 12/15/2031	30,000	29,126
3.15%, 5/15/2025	80,000	83,446
4.35%, 11/15/2045	25,000	29,353
4.50%, 4/1/2042	135,000	157,984
Atlantic City Electric Co.:
2.30%, 3/15/2031	50,000	50,307
4.00%, 10/15/2028	25,000	27,887
Avangrid, Inc. 3.20%, 4/15/2025	291,000	306,167
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	200,000	200,728
4.25%, 9/15/2048	69,000	83,834

See accompanying notes to financial statements.
271

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Berkshire Hathaway Energy Co.:
3.25%, 4/15/2028	$ 160,000	$ 171,640
5.95%, 5/15/2037	206,000	277,694
6.13%, 4/1/2036	354,000	483,111
Black Hills Corp.:
1.04%, 8/23/2024	25,000	24,752
3.88%, 10/15/2049	81,000	89,677
4.35%, 5/1/2033	110,000	124,932
CenterPoint Energy Houston Electric LLC:
Series AC, 4.25%, 2/1/2049	78,000	97,118
Series AD, 2.90%, 7/1/2050	30,000	30,325
CenterPoint Energy, Inc.:
1.45%, 6/1/2026	30,000	29,500
2.50%, 9/1/2024	75,000	77,113
2.65%, 6/1/2031	20,000	20,240
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	48,000	64,674
CMS Energy Corp. 5 year CMT + 4.12%, 4.75%, 6/1/2050 (c)	125,000	135,654
Commonwealth Edison Co.:
3.70%, 8/15/2028	287,000	315,591
Series 123, 3.75%, 8/15/2047	100,000	113,597
Series 127, 3.20%, 11/15/2049	60,000	62,585
Connecticut Light & Power Co.:
Series A, 0.75%, 12/1/2025	50,000	48,626
Series A, 2.05%, 7/1/2031	100,000	98,898
Series A, 3.20%, 3/15/2027	120,000	128,102
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031	100,000	100,664
3.60%, 6/15/2061	150,000	159,322
5.70%, 6/15/2040	320,000	422,893
Series 20B, 3.95%, 4/1/2050	167,000	191,794
Series C, 3.00%, 12/1/2060	205,000	191,808
Consumers Energy Co.:
4.05%, 5/15/2048	65,000	77,902
4.35%, 4/15/2049	86,000	108,489
Dominion Energy South Carolina, Inc.:
5.10%, 6/1/2065	100,000	143,899
Series A, 2.30%, 12/1/2031	100,000	100,855
Dominion Energy, Inc.:
3.07%, 8/15/2024 (d)	120,000	124,345
4.25%, 6/1/2028	150,000	167,791
4.70%, 12/1/2044	115,000	142,525
Series B, 3.30%, 4/15/2041	65,000	67,423
Series C, 2.25%, 8/15/2031	290,000	284,067
Series C, 3.38%, 4/1/2030	90,000	95,863
DTE Electric Co.:
3.70%, 3/15/2045	53,000	59,061
Series A, 1.90%, 4/1/2028	499,000	496,091
Series A, 4.00%, 4/1/2043	83,000	97,479
Security Description	Principal Amount	Value
DTE Energy Co. 2.85%, 10/1/2026	$ 100,000	$ 104,382
Duke Energy Carolinas LLC:
2.55%, 4/15/2031	25,000	25,611
3.45%, 4/15/2051 (a)	30,000	32,929
3.75%, 6/1/2045	100,000	111,847
3.95%, 11/15/2028	235,000	261,680
3.95%, 3/15/2048	116,000	134,504
6.05%, 4/15/2038	243,000	336,672
6.10%, 6/1/2037	125,000	170,214
Duke Energy Corp.:
2.55%, 6/15/2031	50,000	49,971
3.30%, 6/15/2041	50,000	50,878
3.40%, 6/15/2029	25,000	26,612
3.50%, 6/15/2051	112,000	116,427
3.75%, 4/15/2024	100,000	105,081
Duke Energy Florida LLC:
2.40%, 12/15/2031	40,000	40,501
2.50%, 12/1/2029	25,000	25,588
3.00%, 12/15/2051	100,000	101,730
4.20%, 7/15/2048	40,000	47,870
6.35%, 9/15/2037	100,000	143,167
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	125,000	129,331
Duke Energy Ohio, Inc.:
3.70%, 6/15/2046	110,000	120,855
4.30%, 2/1/2049	32,000	38,556
Duke Energy Progress LLC:
2.00%, 8/15/2031	50,000	48,884
2.90%, 8/15/2051	50,000	50,124
3.70%, 10/15/2046	88,000	98,539
4.20%, 8/15/2045	140,000	167,521
Edison International:
4.13%, 3/15/2028	101,000	107,279
5.75%, 6/15/2027	100,000	114,371
Emera US Finance L.P.:
0.83%, 6/15/2024	25,000	24,517
2.64%, 6/15/2031	35,000	34,686
3.55%, 6/15/2026	85,000	90,414
Enel Americas SA 4.00%, 10/25/2026 (a)	111,000	118,598
Enel Chile SA 4.88%, 6/12/2028 (a)	264,000	291,042
Entergy Corp.:
0.90%, 9/15/2025	100,000	97,066
2.40%, 6/15/2031	150,000	148,219
2.80%, 6/15/2030	50,000	50,688
Entergy Louisiana LLC:
0.62%, 11/17/2023	50,000	49,609
0.95%, 10/1/2024	140,000	138,866
1.60%, 12/15/2030	50,000	47,216
2.35%, 6/15/2032	100,000	99,544
2.90%, 3/15/2051	55,000	53,785
3.12%, 9/1/2027	25,000	26,398

See accompanying notes to financial statements.
272

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Entergy Mississippi LLC:
3.50%, 6/1/2051	$ 30,000	$ 33,032
3.85%, 6/1/2049	55,000	63,378
Entergy Texas, Inc.:
3.55%, 9/30/2049	105,000	111,305
4.00%, 3/30/2029	25,000	27,652
Evergy Kansas Central, Inc. 3.25%, 9/1/2049	25,000	26,016
Evergy Metro, Inc. Series 2019, 4.13%, 4/1/2049 (a)	100,000	119,188
Evergy, Inc. 2.90%, 9/15/2029	175,000	179,648
Eversource Energy:
2.55%, 3/15/2031	100,000	100,490
3.45%, 1/15/2050	105,000	111,201
Series U, 1.40%, 8/15/2026	100,000	98,169
Exelon Corp.:
3.40%, 4/15/2026	90,000	95,976
3.95%, 6/15/2025	90,000	96,415
5.10%, 6/15/2045	64,000	82,874
Exelon Generation Co. LLC:
5.60%, 6/15/2042	100,000	118,695
5.75%, 10/1/2041	129,000	154,360
6.25%, 10/1/2039	100,000	125,754
Florida Power & Light Co.:
3.15%, 10/1/2049	80,000	85,697
4.05%, 10/1/2044	150,000	179,035
5.69%, 3/1/2040	176,000	249,413
5.95%, 2/1/2038	125,000	174,730
Georgia Power Co.:
4.30%, 3/15/2043	157,000	178,203
Series A, 2.10%, 7/30/2023	100,000	101,831
Indiana Michigan Power Co.:
3.25%, 5/1/2051	80,000	83,114
4.25%, 8/15/2048	80,000	95,013
Interstate Power & Light Co.:
3.10%, 11/30/2051	25,000	25,234
3.25%, 12/1/2024	175,000	183,685
4.10%, 9/26/2028	110,000	122,573
ITC Holdings Corp.:
3.25%, 6/30/2026	38,000	40,199
3.35%, 11/15/2027	50,000	53,054
Kentucky Utilities Co. 5.13%, 11/1/2040	150,000	192,340
MidAmerican Energy Co.:
3.15%, 4/15/2050	25,000	26,252
3.95%, 8/1/2047	100,000	117,359
4.25%, 7/15/2049	125,000	154,461
4.80%, 9/15/2043	120,000	152,467
National Rural Utilities Cooperative Finance Corp.:
0.35%, 2/8/2024	50,000	49,221
1.35%, 3/15/2031	75,000	69,262
2.95%, 2/7/2024	100,000	103,605
3.40%, 11/15/2023	106,000	110,309
Security Description	Principal Amount	Value
4.40%, 11/1/2048	$ 40,000	$ 50,050
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	91,000	92,875
Series D, 1.00%, 10/18/2024	30,000	29,850
Nevada Power Co. Series CC, 3.70%, 5/1/2029	115,000	126,498
NextEra Energy Capital Holdings, Inc.:
0.65%, 3/1/2023	97,000	96,799
1.90%, 6/15/2028	115,000	114,134
2.25%, 6/1/2030	80,000	79,797
2.75%, 11/1/2029	100,000	103,132
3.00%, 1/15/2052	200,000	200,062
5 year CMT + 2.55%, 3.80%, 3/15/2082 (c)	200,000	203,182
Northern States Power Co. 2.60%, 6/1/2051	50,000	48,175
NSTAR Electric Co. 3.10%, 6/1/2051	30,000	31,643
Oglethorpe Power Corp. 3.75%, 8/1/2050	65,000	69,677
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	35,000	32,981
Series R, 2.90%, 10/1/2051	50,000	48,611
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	160,000	154,131
2.70%, 11/15/2051 (b)	25,000	24,341
2.75%, 5/15/2030 (b)	40,000	41,697
3.70%, 11/15/2028	210,000	231,202
3.80%, 6/1/2049	25,000	29,083
Pacific Gas & Electric Co.:
1.37%, 3/10/2023	115,000	114,319
1.70%, 11/15/2023	25,000	24,987
2.50%, 2/1/2031	110,000	104,793
3.00%, 6/15/2028	150,000	150,295
3.25%, 6/1/2031	25,000	25,114
3.40%, 8/15/2024 (a)	50,000	51,572
3.45%, 7/1/2025	339,000	351,682
3.85%, 11/15/2023	50,000	51,412
3.95%, 12/1/2047	50,000	48,652
4.50%, 7/1/2040	220,000	230,668
4.75%, 2/15/2044	100,000	104,330
4.95%, 7/1/2050	262,000	286,990
Pacific Gas and Electric Co. 4.65%, 8/1/2028	150,000	162,346
PacifiCorp:
2.90%, 6/15/2052	95,000	93,758
6.00%, 1/15/2039	260,000	356,619
6.35%, 7/15/2038	85,000	119,280
PECO Energy Co.:
2.80%, 6/15/2050	25,000	24,547
2.85%, 9/15/2051	30,000	29,925
3.05%, 3/15/2051	30,000	30,817
4.15%, 10/1/2044	104,000	123,541
PPL Capital Funding, Inc. 3.10%, 5/15/2026	182,000	190,891

See accompanying notes to financial statements.
273

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	$ 20,000	$ 20,510
4.13%, 6/15/2044	100,000	117,380
Progress Energy, Inc. 6.00%, 12/1/2039	145,000	199,797
Public Service Co. of Colorado:
1.88%, 6/15/2031 (a)	221,000	215,418
4.05%, 9/15/2049	94,000	112,411
4.30%, 3/15/2044	92,000	110,541
Series 35, 1.90%, 1/15/2031	50,000	48,862
Series 36, 2.70%, 1/15/2051	25,000	24,367
Public Service Co. of New Hampshire:
3.60%, 7/1/2049	86,000	97,324
Series V, 2.20%, 6/15/2031	60,000	60,157
Public Service Co. of Oklahoma Series J, 2.20%, 8/15/2031 (a)	50,000	49,366
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026	100,000	98,061
Series MTN, 1.90%, 8/15/2031	115,000	112,640
Series MTN, 2.05%, 8/1/2050	125,000	106,379
Series MTN, 2.70%, 5/1/2050	25,000	24,248
Series MTN, 3.15%, 1/1/2050	30,000	31,570
Series MTN, 3.20%, 5/15/2029	25,000	26,946
Series MTN, 3.25%, 9/1/2023	25,000	25,898
Series MTN, 3.65%, 9/1/2028	100,000	109,979
Series MTN, 3.80%, 3/1/2046	100,000	115,851
Series MTN, 3.85%, 5/1/2049	60,000	70,265
Public Service Enterprise Group, Inc.:
0.84%, 11/8/2023	25,000	24,902
2.45%, 11/15/2031	100,000	99,192
2.88%, 6/15/2024	120,000	124,247
Puget Energy, Inc.:
2.38%, 6/15/2028	150,000	147,742
4.10%, 6/15/2030	65,000	70,447
Puget Sound Energy, Inc. 4.30%, 5/20/2045	100,000	119,530
San Diego Gas & Electric Co. 4.15%, 5/15/2048	125,000	149,325
Sempra Energy:
3.25%, 6/15/2027	150,000	158,542
6.00%, 10/15/2039	155,000	213,514
5 year CMT + 2.87%, 4.13%, 4/1/2052 (c)	40,000	40,421
Southern California Edison Co.:
2.85%, 8/1/2029 (a)	20,000	20,702
4.00%, 4/1/2047	134,000	147,980
4.65%, 10/1/2043	87,000	102,317
6.00%, 1/15/2034	250,000	323,652
6.05%, 3/15/2039	100,000	131,622
Security Description	Principal Amount	Value
Series 13-A, 3.90%, 3/15/2043	$ 102,000	$ 108,601
Series A, 4.20%, 3/1/2029	75,000	83,759
Series C, 3.50%, 10/1/2023	60,000	62,222
Series C, 3.60%, 2/1/2045	35,000	35,701
Series C, 4.13%, 3/1/2048	118,000	132,614
Series E, 3.70%, 8/1/2025	89,000	95,052
Southern Co.:
Series 21-A, 5 year CMT + 2.92%, 3.75%, 9/15/2051 (c)	90,000	90,010
Series A, 3.70%, 4/30/2030	200,000	217,388
Southern Power Co. 0.90%, 1/15/2026	65,000	62,899
Southwestern Electric Power Co.:
6.20%, 3/15/2040	60,000	84,022
Series M, 4.10%, 9/15/2028	216,000	239,181
Southwestern Public Service Co.:
3.70%, 8/15/2047	160,000	178,926
3.75%, 6/15/2049	100,000	113,800
Series 6, 4.40%, 11/15/2048	105,000	130,117
Tampa Electric Co.:
2.40%, 3/15/2031	30,000	30,335
3.45%, 3/15/2051	25,000	27,483
Tucson Electric Power Co. 4.00%, 6/15/2050	110,000	128,080
Union Electric Co. 2.15%, 3/15/2032	200,000	197,180
Virginia Electric & Power Co.:
2.30%, 11/15/2031	200,000	201,734
2.95%, 11/15/2051	200,000	202,518
3.30%, 12/1/2049 (a)	50,000	53,576
Series B, 3.80%, 9/15/2047	110,000	124,639
WEC Energy Group, Inc.:
0.55%, 9/15/2023	100,000	99,234
1.38%, 10/15/2027	50,000	48,270
2.20%, 12/15/2028	100,000	99,988
Wisconsin Electric Power Co. 1.70%, 6/15/2028	65,000	63,813
Wisconsin Power and Light Co. 1.95%, 9/16/2031	25,000	24,466
Wisconsin Public Service Corp. 2.85%, 12/1/2051	40,000	39,538
Xcel Energy, Inc.:
1.75%, 3/15/2027	85,000	84,396
2.35%, 11/15/2031 (a)	50,000	49,941
3.30%, 6/1/2025	86,000	90,358
		27,515,475
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
1.95%, 10/15/2030 (a)	61,000	60,138
2.00%, 12/21/2028	200,000	199,900
2.75%, 10/15/2050	23,000	22,198
2.80%, 12/21/2051	100,000	98,041
		380,277

See accompanying notes to financial statements.
274

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
ELECTRONICS — 0.7%
Agilent Technologies, Inc. 2.30%, 3/12/2031 (a)	$ 100,000	$ 98,998
Amphenol Corp.:
2.20%, 9/15/2031	60,000	58,805
2.80%, 2/15/2030	83,000	85,823
4.35%, 6/1/2029	160,000	181,795
Arrow Electronics, Inc.:
2.95%, 2/15/2032	35,000	35,284
3.25%, 9/8/2024	61,000	63,619
3.88%, 1/12/2028	125,000	135,491
Avnet, Inc. 3.00%, 5/15/2031	100,000	98,951
Flex, Ltd.:
4.75%, 6/15/2025	66,000	71,978
4.88%, 5/12/2030	50,000	57,008
5.00%, 2/15/2023	76,000	79,264
Honeywell International, Inc.:
1.10%, 3/1/2027	150,000	146,322
1.75%, 9/1/2031 (a)	110,000	107,089
1.95%, 6/1/2030	125,000	124,386
2.30%, 8/15/2024	115,000	118,683
3.81%, 11/21/2047	110,000	131,404
Hubbell, Inc. 2.30%, 3/15/2031	60,000	60,041
Jabil, Inc. 3.95%, 1/12/2028	156,000	170,435
Legrand France SA 8.50%, 2/15/2025	100,000	120,628
TD SYNNEX Corp.:
1.25%, 8/9/2024 (b)	50,000	49,425
1.75%, 8/9/2026 (b)	50,000	48,835
2.38%, 8/9/2028 (b)	50,000	48,542
2.65%, 8/9/2031 (b)	50,000	48,131
Trimble, Inc.:
4.75%, 12/1/2024	88,000	95,350
4.90%, 6/15/2028	100,000	113,920
Vontier Corp.:
1.80%, 4/1/2026 (b)	115,000	113,016
2.40%, 4/1/2028 (b)	100,000	97,452
2.95%, 4/1/2031 (b)	75,000	73,876
		2,634,551
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
0.88%, 11/15/2025	100,000	97,159
1.45%, 2/15/2031	50,000	46,546
2.38%, 3/15/2033	100,000	99,490
3.38%, 11/15/2027	164,000	176,428
Waste Connections, Inc.:
2.95%, 1/15/2052	100,000	98,356
3.50%, 5/1/2029	140,000	151,555
Waste Management, Inc.:
0.75%, 11/15/2025	20,000	19,503
1.50%, 3/15/2031	30,000	28,248
2.00%, 6/1/2029	50,000	49,724
Security Description	Principal Amount	Value
2.95%, 6/1/2041	$ 35,000	$ 36,337
		803,346
FOOD — 1.1%
Campbell Soup Co.:
3.95%, 3/15/2025	50,000	53,512
4.15%, 3/15/2028	50,000	55,527
4.80%, 3/15/2048	120,000	150,018
Conagra Brands, Inc.:
1.38%, 11/1/2027	100,000	96,081
4.30%, 5/1/2024	200,000	213,030
4.60%, 11/1/2025	100,000	110,006
5.30%, 11/1/2038	115,000	145,404
Flowers Foods, Inc.:
2.40%, 3/15/2031 (a)	45,000	44,345
3.50%, 10/1/2026	50,000	53,602
General Mills, Inc.:
2.25%, 10/14/2031	75,000	74,192
3.20%, 2/10/2027	225,000	239,269
3.65%, 2/15/2024	60,000	62,873
Hershey Co.:
1.70%, 6/1/2030	20,000	19,573
2.45%, 11/15/2029	75,000	77,977
3.38%, 5/15/2023	90,000	93,055
Hormel Foods Corp.:
0.65%, 6/3/2024	35,000	34,736
1.70%, 6/3/2028 (a)	70,000	69,800
1.80%, 6/11/2030	65,000	63,749
3.05%, 6/3/2051 (a)	45,000	47,891
Ingredion, Inc. 2.90%, 6/1/2030	50,000	51,551
JM Smucker Co.:
2.13%, 3/15/2032 (a)	75,000	72,651
2.38%, 3/15/2030	80,000	80,233
3.55%, 3/15/2050	25,000	26,981
Kellogg Co.:
3.25%, 4/1/2026	100,000	106,086
Series B, 7.45%, 4/1/2031	65,000	91,598
Kroger Co 3.95%, 1/15/2050	125,000	144,165
Kroger Co.:
1.70%, 1/15/2031	95,000	90,240
2.20%, 5/1/2030	65,000	64,709
5.00%, 4/15/2042	91,000	115,337
5.15%, 8/1/2043	78,000	101,623
5.40%, 7/15/2040	63,000	82,424
McCormick & Co., Inc.:
0.90%, 2/15/2026	70,000	67,584
1.85%, 2/15/2031 (a)	50,000	47,882
2.50%, 4/15/2030	20,000	20,216
3.15%, 8/15/2024	30,000	31,342
Mondelez International, Inc. 1.50%, 5/4/2025	240,000	240,485
Sysco Corp.:
2.45%, 12/14/2031 (a)	70,000	70,196
4.50%, 4/1/2046	89,000	103,955

See accompanying notes to financial statements.
275

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
6.60%, 4/1/2040	$ 105,000	$ 152,983
6.60%, 4/1/2050	185,000	288,881
Tyson Foods, Inc.:
3.55%, 6/2/2027	100,000	107,718
4.55%, 6/2/2047	50,000	61,972
		3,925,452
FOREST PRODUCTS & PAPER — 0.4%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	50,000	53,129
4.50%, 8/1/2024	95,000	100,940
Fibria Overseas Finance, Ltd.:
4.00%, 1/14/2025	50,000	52,512
5.50%, 1/17/2027	125,000	140,261
Georgia-Pacific LLC 8.00%, 1/15/2024	304,000	345,824
International Paper Co.:
6.00%, 11/15/2041	50,000	69,209
7.30%, 11/15/2039	180,000	274,246
Suzano Austria GmbH:
2.50%, 9/15/2028	40,000	38,613
6.00%, 1/15/2029	265,000	306,709
Series DM3N, 3.13%, 1/15/2032	20,000	19,350
		1,400,793
GAS — 0.6%
Atmos Energy Corp.:
1.50%, 1/15/2031	100,000	93,768
2.85%, 2/15/2052	50,000	49,194
4.13%, 10/15/2044	109,000	127,546
4.15%, 1/15/2043	71,000	82,227
CenterPoint Energy Resources Corp.:
0.70%, 3/2/2023	95,000	94,581
4.10%, 9/1/2047	100,000	115,464
National Fuel Gas Co. 5.50%, 1/15/2026	125,000	140,135
NiSource, Inc.:
2.95%, 9/1/2029	110,000	113,679
4.80%, 2/15/2044	90,000	110,129
5.95%, 6/15/2041	23,000	31,835
ONE Gas, Inc. 0.85%, 3/11/2023	100,000	99,791
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	206,000	220,492
Southern California Gas Co.:
Series UU, 4.13%, 6/1/2048	120,000	144,070
Series VV, 4.30%, 1/15/2049	95,000	117,729
Series WW, 3.95%, 2/15/2050	75,000	88,781
Southern Co. Gas Capital Corp.:
4.40%, 5/30/2047	100,000	116,446
5.88%, 3/15/2041	150,000	205,458
Series 21A, 3.15%, 9/30/2051	85,000	85,456
Security Description	Principal Amount	Value
Southwest Gas Corp. 3.18%, 8/15/2051	$ 70,000	$ 67,748
		2,104,529
HAND & MACHINE TOOLS — 0.2%
Kennametal, Inc. 2.80%, 3/1/2031	215,000	214,112
Stanley Black & Decker, Inc.:
3.40%, 3/1/2026	85,000	90,636
4.25%, 11/15/2028	98,000	111,408
4.85%, 11/15/2048	110,000	147,091
		563,247
HEALTH CARE PRODUCTS — 1.1%
Abbott Laboratories:
1.15%, 1/30/2028 (a)	125,000	121,528
1.40%, 6/30/2030	50,000	48,250
2.95%, 3/15/2025	150,000	157,606
3.40%, 11/30/2023	123,000	128,526
3.75%, 11/30/2026	49,000	54,140
Baxter International, Inc.:
1.32%, 11/29/2024 (b)	100,000	99,917
1.92%, 2/1/2027 (b)	200,000	200,786
2.54%, 2/1/2032 (b)	100,000	101,028
2.60%, 8/15/2026	75,000	77,877
3.13%, 12/1/2051 (b)	50,000	51,580
Boston Scientific Corp.:
1.90%, 6/1/2025	163,000	165,055
3.45%, 3/1/2024	293,000	306,478
Danaher Corp.:
2.60%, 10/1/2050	65,000	61,917
2.80%, 12/10/2051	150,000	148,399
3.35%, 9/15/2025	88,000	93,817
Dentsply Sirona, Inc. 3.25%, 6/1/2030	100,000	105,587
Edwards Lifesciences Corp. 4.30%, 6/15/2028	150,000	168,666
Medtronic, Inc.:
3.50%, 3/15/2025	128,000	136,402
4.63%, 3/15/2045 (a)	104,000	136,423
PerkinElmer, Inc.:
2.25%, 9/15/2031	35,000	34,089
3.30%, 9/15/2029	339,000	360,855
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051	50,000	54,495
Stryker Corp.:
3.38%, 5/15/2024	77,000	80,530
4.63%, 3/15/2046	179,000	229,600
Thermo Fisher Scientific, Inc.:
0.80%, 10/18/2023	120,000	119,612
1.22%, 10/18/2024	115,000	114,913
1.75%, 10/15/2028	70,000	69,557
2.00%, 10/15/2031	105,000	103,504
2.80%, 10/15/2041	85,000	85,834
3.65%, 12/15/2025	203,000	217,983

See accompanying notes to financial statements.
276

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Zimmer Biomet Holdings, Inc.:
1.45%, 11/22/2024	$ 105,000	$ 104,774
2.60%, 11/24/2031 (a)	100,000	100,605
		4,040,333
HEALTH CARE SERVICES — 3.2%
Adventist Health System 2.95%, 3/1/2029	50,000	52,301
Advocate Health & Hospitals Corp. 3.83%, 8/15/2028	100,000	111,542
Aetna, Inc.:
2.80%, 6/15/2023	138,000	141,398
4.13%, 11/15/2042	250,000	283,067
6.63%, 6/15/2036	100,000	142,748
Allina Health System Series 2019, 3.89%, 4/15/2049	100,000	117,393
Anthem, Inc.:
1.50%, 3/15/2026	90,000	89,870
2.25%, 5/15/2030	217,000	216,536
2.38%, 1/15/2025	120,000	123,499
3.13%, 5/15/2050	30,000	30,889
3.30%, 1/15/2023	527,000	541,255
3.60%, 3/15/2051	80,000	88,947
4.65%, 8/15/2044	100,000	125,241
Ascension Health 4.85%, 11/15/2053	100,000	142,210
Banner Health:
2.91%, 1/1/2051	25,000	25,401
Series 2020, 3.18%, 1/1/2050 (a)	25,000	26,523
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	50,000	54,045
Bon Secours Mercy Health, Inc.:
3.46%, 6/1/2030	25,000	27,117
Series 20-2, 3.21%, 6/1/2050	50,000	52,241
Children's Health System of Texas 2.51%, 8/15/2050	110,000	103,423
Children's Hospital of Philadelphia Series 2020, 2.70%, 7/1/2050	50,000	48,777
City of Hope Series 2013, 5.62%, 11/15/2043	110,000	154,154
CommonSpirit Health:
1.55%, 10/1/2025	100,000	99,156
3.35%, 10/1/2029	105,000	111,620
3.82%, 10/1/2049	160,000	183,618
3.91%, 10/1/2050	100,000	111,521
Dignity Health 5.27%, 11/1/2064	100,000	139,733
Hackensack Meridian Health, Inc.:
4.50%, 7/1/2057	100,000	133,713
Security Description	Principal Amount	Value
Series 2020, 2.88%, 9/1/2050	$ 50,000	$ 50,309
Hartford HealthCare Corp. 3.45%, 7/1/2054	50,000	52,710
HCA, Inc.:
3.50%, 7/15/2051	100,000	102,515
4.13%, 6/15/2029	208,000	229,339
4.50%, 2/15/2027	88,000	97,119
5.00%, 3/15/2024	95,000	102,201
5.25%, 4/15/2025	65,000	72,013
5.25%, 6/15/2026	165,000	185,605
5.25%, 6/15/2049	45,000	58,010
5.50%, 6/15/2047	125,000	164,050
Humana, Inc.:
0.65%, 8/3/2023	319,000	317,510
1.35%, 2/3/2027	25,000	24,322
2.15%, 2/3/2032	25,000	24,216
3.13%, 8/15/2029	100,000	104,626
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	100,000	121,304
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	50,000	57,173
Iowa Health System Series 2020, 3.67%, 2/15/2050	100,000	113,666
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	90,000	107,638
Kaiser Foundation Hospitals:
Series 2019, 3.27%, 11/1/2049	125,000	134,765
Series 2021, 2.81%, 6/1/2041	65,000	65,307
Series 2021, 3.00%, 6/1/2051	299,000	308,254
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	70,000	69,273
2.30%, 12/1/2024	125,000	128,217
2.70%, 6/1/2031	100,000	101,921
2.95%, 12/1/2029	50,000	52,026
3.60%, 2/1/2025	113,000	119,343
Mass General Brigham, Inc. Series 2017, 3.77%, 7/1/2048	125,000	144,246
Mayo Clinic Series 2021, 3.20%, 11/15/2061	125,000	133,510
Memorial Sloan-Kettering Cancer Center:
Series 2015, 4.20%, 7/1/2055	50,000	64,067
Series 2020, 2.96%, 1/1/2050	50,000	51,107
MidMichigan Health Series 2020, 3.41%, 6/1/2050	100,000	106,206
Montefiore Obligated Group 4.29%, 9/1/2050	125,000	122,649
Mount Sinai Hospitals Group, Inc. Series 2019, 3.74%, 7/1/2049	179,000	194,183

See accompanying notes to financial statements.
277

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
New York and Presbyterian Hospital:
2.26%, 8/1/2040	$ 100,000	$ 94,738
Series 2019, 3.95%, 8/1/2119	70,000	84,549
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	125,000	138,222
4.26%, 11/1/2047	100,000	119,056
NYU Langone Hospitals:
4.37%, 7/1/2047	75,000	89,023
4.78%, 7/1/2044	80,000	101,237
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031	25,000	24,458
OhioHealth Corp.:
2.30%, 11/15/2031	25,000	25,138
2.83%, 11/15/2041	50,000	51,014
PeaceHealth Obligated Group Series 2020, 1.38%, 11/15/2025	100,000	99,482
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	20,000	20,656
4.20%, 6/30/2029	150,000	169,506
RWJ Barnabas Health, Inc. 3.48%, 7/1/2049	25,000	27,870
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050 (a)	75,000	73,174
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	220,000	226,930
Sutter Health Series 20A, 3.36%, 8/15/2050	100,000	104,778
Toledo Hospital 6.02%, 11/15/2048	65,000	79,438
UnitedHealth Group, Inc.:
0.55%, 5/15/2024	65,000	64,477
1.25%, 1/15/2026	20,000	19,920
2.00%, 5/15/2030 (a)	25,000	24,815
2.90%, 5/15/2050	140,000	142,853
3.05%, 5/15/2041	165,000	172,301
3.25%, 5/15/2051	215,000	232,836
3.50%, 6/15/2023	60,000	62,332
3.50%, 8/15/2039	30,000	33,166
3.75%, 7/15/2025	111,000	120,418
3.85%, 6/15/2028	300,000	334,704
3.95%, 10/15/2042	100,000	116,601
4.25%, 3/15/2043	193,000	233,933
4.25%, 6/15/2048	282,000	349,189
4.38%, 3/15/2042	150,000	182,469
4.63%, 7/15/2035	166,000	206,482
5.95%, 2/15/2041	100,000	142,843
Universal Health Services, Inc. 2.65%, 10/15/2030 (b)	50,000	49,640
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	206,000	264,030
		11,539,616
Security Description	Principal Amount	Value
HOME BUILDERS — 0.2%
D.R.Horton, Inc. 1.40%, 10/15/2027 (a)	$ 150,000	$ 145,171
Lennar Corp.:
4.50%, 4/30/2024	191,000	203,081
4.75%, 11/29/2027 (a)	100,000	113,328
4.88%, 12/15/2023	100,000	106,197
MDC Holdings, Inc.:
3.85%, 1/15/2030	50,000	53,119
6.00%, 1/15/2043	100,000	126,168
PulteGroup, Inc.:
5.00%, 1/15/2027 (a)	75,000	85,730
5.50%, 3/1/2026	50,000	56,890
		889,684
HOME FURNISHINGS — 0.0% (e)
Leggett & Platt, Inc. 3.50%, 11/15/2051	100,000	100,544
Whirlpool Corp. 4.75%, 2/26/2029	55,000	63,491
		164,035
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp. 2.25%, 2/15/2032	50,000	48,577
Church & Dwight Co., Inc. 3.95%, 8/1/2047 (a)	100,000	118,178
Clorox Co. 3.10%, 10/1/2027	149,000	158,566
Kimberly-Clark Corp.:
1.05%, 9/15/2027 (a)	100,000	96,926
2.00%, 11/2/2031	100,000	99,698
2.40%, 6/1/2023	57,000	58,356
6.63%, 8/1/2037	125,000	188,951
		769,252
INSURANCE — 2.8%
Aflac, Inc.:
1.13%, 3/15/2026	40,000	39,382
2.88%, 10/15/2026	38,000	40,062
3.25%, 3/17/2025	86,000	90,956
3.60%, 4/1/2030	30,000	33,079
Allstate Corp.:
4.20%, 12/15/2046	88,000	106,037
4.50%, 6/15/2043	116,000	142,032
5.95%, 4/1/2036	140,000	193,117
American Financial Group, Inc. 5.25%, 4/2/2030	25,000	29,891
American International Group, Inc.:
3.88%, 1/15/2035	50,000	55,584
4.25%, 3/15/2029	15,000	17,130
4.38%, 1/15/2055	100,000	123,067
Aon Corp. 4.50%, 12/15/2028	100,000	114,020

See accompanying notes to financial statements.
278

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Aon Corp./Aon Global Holdings PLC:
2.60%, 12/2/2031	$ 70,000	$ 71,243
2.90%, 8/23/2051	50,000	48,219
Aon PLC:
3.50%, 6/14/2024	75,000	78,850
4.60%, 6/14/2044	86,000	105,909
Arch Capital Finance LLC 5.03%, 12/15/2046	50,000	64,819
Arch Capital Group, Ltd. 7.35%, 5/1/2034	100,000	144,232
Arthur J Gallagher & Co.:
2.40%, 11/9/2031	50,000	49,290
3.05%, 3/9/2052	50,000	48,503
Assured Guaranty US Holdings, Inc. 3.15%, 6/15/2031	70,000	73,165
Athene Holding, Ltd.:
3.95%, 5/25/2051	50,000	54,764
4.13%, 1/12/2028	125,000	136,846
AXIS Specialty Finance PLC 4.00%, 12/6/2027	115,000	125,290
Berkshire Hathaway Finance Corp.:
4.20%, 8/15/2048	125,000	151,811
4.25%, 1/15/2049	102,000	125,170
4.40%, 5/15/2042	167,000	204,630
Berkshire Hathaway, Inc.:
2.75%, 3/15/2023 (a)	100,000	102,170
3.13%, 3/15/2026	290,000	309,813
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (a)	96,000	103,452
3.85%, 12/22/2051	50,000	49,610
5.63%, 5/15/2030	50,000	59,689
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030	185,000	174,224
2.85%, 12/15/2051	75,000	75,445
3.05%, 12/15/2061	30,000	30,617
3.35%, 5/3/2026	110,000	118,131
CNA Financial Corp. 4.50%, 3/1/2026	76,000	83,774
CNO Financial Group, Inc. 5.25%, 5/30/2029	100,000	114,864
Enstar Group, Ltd. 4.95%, 6/1/2029	50,000	55,867
Equitable Holdings, Inc. 5.00%, 4/20/2048	220,000	275,330
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	50,000	49,004
3.50%, 10/15/2050	100,000	105,109
Fairfax Financial Holdings, Ltd.:
3.38%, 3/3/2031	70,000	72,107
4.63%, 4/29/2030	194,000	217,389
Fidelity National Financial, Inc. 2.45%, 3/15/2031	125,000	123,324
Security Description	Principal Amount	Value
First American Financial Corp. 2.40%, 8/15/2031	$ 115,000	$ 112,625
Globe Life, Inc.:
2.15%, 8/15/2030	25,000	24,659
4.55%, 9/15/2028	40,000	45,457
Hartford Financial Services Group, Inc. 2.90%, 9/15/2051	75,000	73,866
Jackson Financial, Inc. 3.13%, 11/23/2031 (b)	100,000	100,874
Kemper Corp. 2.40%, 9/30/2030	100,000	96,681
Lincoln National Corp. 3.80%, 3/1/2028	115,000	126,229
Loews Corp.:
3.75%, 4/1/2026	105,000	113,745
6.00%, 2/1/2035	100,000	133,308
Manulife Financial Corp.:
2.48%, 5/19/2027	165,000	169,427
4.15%, 3/4/2026	98,000	107,375
Markel Corp.:
3.45%, 5/7/2052	85,000	88,023
3.50%, 11/1/2027	100,000	107,291
4.15%, 9/17/2050	25,000	29,076
Marsh & McLennan Cos., Inc.:
2.38%, 12/15/2031	25,000	25,236
2.90%, 12/15/2051	30,000	29,990
4.38%, 3/15/2029	272,000	310,646
4.90%, 3/15/2049	120,000	161,618
MetLife, Inc.:
3.60%, 4/10/2024	122,000	129,044
4.05%, 3/1/2045	52,000	61,928
4.13%, 8/13/2042	175,000	207,095
Series D, 4.37%, 9/15/2023	488,000	516,333
Old Republic International Corp. 3.85%, 6/11/2051	55,000	59,279
Primerica, Inc. 2.80%, 11/19/2031	100,000	101,138
Principal Financial Group, Inc.:
2.13%, 6/15/2030	105,000	103,839
3.40%, 5/15/2025	50,000	52,844
3.70%, 5/15/2029	25,000	27,613
Progressive Corp. 4.35%, 4/25/2044	69,000	84,617
Prudential Financial, Inc.:
3.94%, 12/7/2049	235,000	275,178
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (c)	124,000	130,485
Series MTN, 4.42%, 3/27/2048	45,000	56,016
Series MTN, 4.60%, 5/15/2044	168,000	209,682
Series MTN, 5.70%, 12/14/2036	65,000	87,677
Prudential PLC 3.13%, 4/14/2030	25,000	26,680

See accompanying notes to financial statements.
279

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Reinsurance Group of America, Inc. Series MTN, 4.70%, 9/15/2023	$ 150,000	$ 158,592
Stewart Information Services Corp. 3.60%, 11/15/2031	50,000	50,658
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	200,000	312,558
Travelers Cos., Inc.:
3.05%, 6/8/2051	265,000	278,141
4.10%, 3/4/2049	108,000	131,885
Unum Group:
4.13%, 6/15/2051	25,000	25,458
4.50%, 12/15/2049	100,000	107,112
Voya Financial, Inc. 3 Month USD LIBOR + 2.08%, 4.70%, 1/23/2048 (c)	200,000	202,162
W R Berkley Corp. 3.55%, 3/30/2052	100,000	109,111
Willis North America, Inc. 2.95%, 9/15/2029	85,000	87,254
WR Berkley Corp. 4.75%, 8/1/2044	75,000	93,682
XLIT, Ltd. 5.50%, 3/31/2045	106,000	145,368
		10,274,572
INTERNET — 1.8%
Alibaba Group Holding, Ltd.:
2.70%, 2/9/2041 (a)	315,000	287,626
3.40%, 12/6/2027 (a)	112,000	118,598
3.60%, 11/28/2024	277,000	291,587
Alphabet, Inc.:
2.05%, 8/15/2050	100,000	89,670
2.25%, 8/15/2060	125,000	111,723
3.38%, 2/25/2024	88,000	92,866
Amazon.com, Inc.:
0.25%, 5/12/2023	75,000	74,695
0.40%, 6/3/2023	91,000	90,723
0.45%, 5/12/2024	70,000	69,302
0.80%, 6/3/2025	35,000	34,591
1.00%, 5/12/2026	100,000	98,971
1.65%, 5/12/2028	100,000	99,923
2.10%, 5/12/2031 (a)	100,000	101,108
2.40%, 2/22/2023	100,000	101,888
2.50%, 6/3/2050	80,000	76,138
2.70%, 6/3/2060	113,000	108,770
2.88%, 5/12/2041	100,000	103,283
3.10%, 5/12/2051	254,000	271,338
3.15%, 8/22/2027	29,000	31,345
3.25%, 5/12/2061	100,000	107,837
4.05%, 8/22/2047	404,000	491,826
4.95%, 12/5/2044	147,000	200,659
5.20%, 12/3/2025	250,000	284,785
Security Description	Principal Amount	Value
Baidu, Inc.:
1.72%, 4/9/2026	$ 150,000	$ 148,062
3.08%, 4/7/2025 (a)	150,000	155,640
3.88%, 9/29/2023	201,000	209,205
4.13%, 6/30/2025	60,000	64,526
4.38%, 3/29/2028	155,000	171,782
4.88%, 11/14/2028	100,000	114,639
Booking Holdings, Inc.:
3.55%, 3/15/2028	38,000	41,442
4.63%, 4/13/2030	275,000	320,587
eBay, Inc.:
1.40%, 5/10/2026	100,000	98,501
2.60%, 5/10/2031	100,000	101,257
2.70%, 3/11/2030	20,000	20,473
3.45%, 8/1/2024	123,000	129,196
Expedia Group, Inc.:
3.60%, 12/15/2023	125,000	129,950
3.80%, 2/15/2028	88,000	93,957
4.63%, 8/1/2027	30,000	33,526
5.00%, 2/15/2026	88,000	98,156
JD.com, Inc.:
3.88%, 4/29/2026 (a)	304,000	324,891
4.13%, 1/14/2050 (a)	125,000	132,754
Tencent Music Entertainment Group:
1.38%, 9/3/2025	150,000	146,001
2.00%, 9/3/2030	155,000	145,159
VeriSign, Inc.:
2.70%, 6/15/2031	40,000	40,271
4.75%, 7/15/2027	200,000	208,558
Weibo Corp. 3.50%, 7/5/2024	336,000	345,206
		6,612,991
INVESTMENT COMPANY SECURITY — 0.9%
Ares Capital Corp.:
2.88%, 6/15/2028	100,000	99,746
3.20%, 11/15/2031	50,000	49,126
3.88%, 1/15/2026	125,000	131,916
4.20%, 6/10/2024	140,000	147,945
4.25%, 3/1/2025	50,000	52,949
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	100,000	97,142
2.95%, 3/10/2026	35,000	34,920
Barings BDC, Inc. 3.30%, 11/23/2026 (b)	100,000	99,053
Blackstone Secured Lending Fund:
2.13%, 2/15/2027 (b)	25,000	24,358
2.75%, 9/16/2026	100,000	99,946
2.85%, 9/30/2028 (b)	100,000	97,549
3.65%, 7/14/2023	25,000	25,767
FS KKR Capital Corp.:
1.65%, 10/12/2024	50,000	49,104
2.63%, 1/15/2027	50,000	49,476

See accompanying notes to financial statements.
280

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.13%, 10/12/2028	$ 50,000	$ 49,838
4.63%, 7/15/2024	100,000	105,422
Goldman Sachs BDC, Inc. 3.75%, 2/10/2025	158,000	165,620
Golub Capital BDC, Inc.:
2.05%, 2/15/2027	25,000	24,092
3.38%, 4/15/2024	125,000	128,270
Main Street Capital Corp.:
3.00%, 7/14/2026	95,000	95,295
5.20%, 5/1/2024	100,000	106,795
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027	100,000	99,115
Owl Rock Capital Corp.:
2.63%, 1/15/2027	115,000	112,544
2.88%, 6/11/2028	50,000	49,212
3.75%, 7/22/2025	25,000	25,920
4.00%, 3/30/2025	30,000	31,239
5.25%, 4/15/2024	892,000	952,183
Owl Rock Capital Corp. III 3.13%, 4/13/2027 (b)	50,000	48,789
OWL Rock Core Income Corp. 3.13%, 9/23/2026 (b)	25,000	24,121
Owl Rock Technology Finance Corp. 2.50%, 1/15/2027	25,000	24,510
Prospect Capital Corp.:
3.36%, 11/15/2026	55,000	54,749
3.71%, 1/22/2026	115,000	117,084
Sixth Street Specialty Lending, Inc. 2.50%, 8/1/2026	80,000	79,486
		3,353,281
IRON/STEEL — 0.2%
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	50,000	49,293
Steel Dynamics, Inc. 5.00%, 12/15/2026	165,000	169,618
Vale Overseas, Ltd.:
3.75%, 7/8/2030 (a)	225,000	233,239
6.25%, 8/10/2026	150,000	174,143
6.88%, 11/21/2036	51,000	67,776
6.88%, 11/10/2039	49,000	65,800
8.25%, 1/17/2034	115,000	161,859
		921,728
LEISURE TIME — 0.0% (e)
Harley-Davidson, Inc. 4.63%, 7/28/2045	125,000	132,999
LODGING — 0.5%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	25,000	26,543
3.70%, 1/15/2031	100,000	105,896
Hyatt Hotels Corp.:
1.80%, 10/1/2024	30,000	30,036
4.38%, 9/15/2028	95,000	102,571
Security Description	Principal Amount	Value
5.75%, 4/23/2030 (a)	$ 115,000	$ 137,419
Las Vegas Sands Corp.:
2.90%, 6/25/2025	58,000	58,071
3.20%, 8/8/2024	110,000	111,783
3.50%, 8/18/2026	105,000	106,286
3.90%, 8/8/2029 (a)	160,000	160,918
Marriott International, Inc.:
Series EE, 5.75%, 5/1/2025	51,000	57,434
Series FF, 4.63%, 6/15/2030	165,000	186,427
Series HH, 2.85%, 4/15/2031	115,000	114,726
Series II, 2.75%, 10/15/2033	50,000	48,596
Series R, 3.13%, 6/15/2026	109,000	113,791
Sands China, Ltd.:
5.13%, 8/8/2025	150,000	156,660
5.40%, 8/8/2028	155,000	167,392
		1,684,549
MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar Financial Services Corp.:
0.65%, 7/7/2023	150,000	149,955
0.90%, 3/2/2026	110,000	107,656
2.40%, 8/9/2026	65,000	67,418
Series MTN, 0.45%, 5/17/2024	50,000	49,363
Series MTN, 1.10%, 9/14/2027	40,000	38,840
Series MTN, 1.15%, 9/14/2026	150,000	148,054
Series MTN, 2.15%, 11/8/2024 (a)	105,000	108,092
Series MTN, 2.85%, 5/17/2024	25,000	26,092
Series MTN, 3.30%, 6/9/2024	78,000	82,130
Caterpillar, Inc.:
3.25%, 9/19/2049	180,000	198,072
3.40%, 5/15/2024 (a)	138,000	145,096
Oshkosh Corp. 4.60%, 5/15/2028	35,000	39,455
		1,160,223
MACHINERY-DIVERSIFIED — 0.7%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	100,000	98,018
1.88%, 1/15/2026	50,000	50,176
CNH Industrial NV Series MTN, 3.85%, 11/15/2027 (a)	25,000	27,285
Flowserve Corp.:
2.80%, 1/15/2032	40,000	38,966
3.50%, 10/1/2030	85,000	88,065
IDEX Corp. 2.63%, 6/15/2031	100,000	100,943
John Deere Capital Corp.:
2.00%, 6/17/2031	100,000	99,813
Series MTN, 0.25%, 1/17/2023	100,000	99,726

See accompanying notes to financial statements.
281

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 0.45%, 1/17/2024	$ 100,000	$ 99,003
Series MTN, 0.45%, 6/7/2024	65,000	64,158
Series MTN, 0.63%, 9/10/2024	30,000	29,695
Series MTN, 1.30%, 10/13/2026	50,000	49,473
Series MTN, 1.50%, 3/6/2028	283,000	278,639
Series MTN, 1.75%, 3/9/2027	150,000	151,147
Series MTN, 2.45%, 1/9/2030	20,000	20,612
Series MTN, 2.60%, 3/7/2024	90,000	93,128
Series MTN, 2.65%, 6/24/2024	122,000	126,666
Series MTN, 2.65%, 6/10/2026	150,000	157,245
Series MTN, 3.45%, 3/13/2025	25,000	26,688
Series MTN, 3.45%, 3/7/2029	75,000	82,615
nVent Finance Sarl 2.75%, 11/15/2031	100,000	99,554
Otis Worldwide Corp.:
2.06%, 4/5/2025	45,000	45,860
2.29%, 4/5/2027	50,000	50,982
2.57%, 2/15/2030	100,000	101,410
Rockwell Automation, Inc. 2.80%, 8/15/2061	100,000	98,245
Westinghouse Air Brake Technologies Corp. 4.95%, 9/15/2028	404,000	459,215
Xylem, Inc. 3.25%, 11/1/2026	68,000	72,838
		2,710,165
MEDIA — 3.5%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	95,000	92,914
3.50%, 3/1/2042	65,000	63,069
3.70%, 4/1/2051	20,000	19,332
3.90%, 6/1/2052	100,000	100,065
3.95%, 6/30/2062	100,000	96,621
4.20%, 3/15/2028	50,000	54,668
4.40%, 12/1/2061	100,000	103,432
4.80%, 3/1/2050	150,000	168,147
4.91%, 7/23/2025	222,000	244,520
5.05%, 3/30/2029	165,000	189,644
5.13%, 7/1/2049	150,000	173,716
5.38%, 5/1/2047	322,000	384,577
5.75%, 4/1/2048	175,000	218,515
6.83%, 10/23/2055	205,000	293,636
Comcast Corp.:
1.95%, 1/15/2031 (a)	35,000	34,225
2.45%, 8/15/2052	100,000	89,572
2.65%, 8/15/2062	50,000	44,400
2.80%, 1/15/2051	55,000	52,429
Security Description	Principal Amount	Value
2.89%, 11/1/2051 (b)	$ 282,000	$ 272,821
2.94%, 11/1/2056 (b)	294,000	280,050
2.99%, 11/1/2063 (b)	150,000	142,566
3.15%, 3/1/2026	140,000	149,323
3.20%, 7/15/2036	260,000	276,793
3.55%, 5/1/2028	316,000	345,973
3.70%, 4/15/2024	146,000	155,157
3.75%, 4/1/2040	139,000	155,492
4.15%, 10/15/2028	402,000	456,190
4.25%, 1/15/2033	300,000	351,588
4.65%, 7/15/2042	111,000	136,574
4.70%, 10/15/2048	155,000	198,366
4.75%, 3/1/2044	374,000	465,372
Discovery Communications LLC:
4.00%, 9/15/2055	243,000	255,881
4.13%, 5/15/2029	150,000	165,451
4.65%, 5/15/2050	100,000	117,672
4.88%, 4/1/2043	50,000	59,164
5.00%, 9/20/2037	50,000	59,678
5.20%, 9/20/2047	150,000	185,479
6.35%, 6/1/2040	100,000	137,676
Fox Corp.:
4.03%, 1/25/2024	178,000	188,014
5.48%, 1/25/2039	110,000	141,524
5.58%, 1/25/2049	265,000	361,375
Grupo Televisa SAB:
4.63%, 1/30/2026	100,000	108,558
5.00%, 5/13/2045	94,000	110,732
6.63%, 1/15/2040	90,000	122,393
NBCUniversal Media LLC 4.45%, 1/15/2043	316,000	380,780
TCI Communications, Inc. 7.13%, 2/15/2028	235,000	303,202
Time Warner Cable LLC:
4.50%, 9/15/2042	168,000	182,621
6.55%, 5/1/2037	211,000	276,402
6.75%, 6/15/2039	149,000	203,129
Time Warner Entertainment Co. L.P. 8.38%, 7/15/2033	75,000	109,061
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	150,000	158,699
4.38%, 8/16/2041	100,000	121,457
Series E, 4.13%, 12/1/2041	100,000	118,125
Series MTN, 1.85%, 7/30/2026	120,000	121,650
ViacomCBS, Inc.:
3.38%, 2/15/2028	140,000	149,233
3.70%, 8/15/2024	100,000	105,959
3.70%, 6/1/2028	117,000	126,736
4.00%, 1/15/2026	95,000	102,688
4.20%, 6/1/2029	100,000	111,058
4.75%, 5/15/2025	40,000	43,909
4.95%, 5/19/2050 (a)	125,000	158,773
5.85%, 9/1/2043	161,000	217,612
7.88%, 7/30/2030	145,000	200,990

See accompanying notes to financial statements.
282

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Walt Disney Co.:
1.75%, 1/13/2026	$ 85,000	$ 86,001
2.00%, 9/1/2029	150,000	149,183
2.65%, 1/13/2031	153,000	159,037
3.50%, 5/13/2040	404,000	442,837
3.60%, 1/13/2051	135,000	152,750
3.70%, 9/15/2024	118,000	124,993
3.80%, 5/13/2060	230,000	267,147
4.75%, 11/15/2046	168,000	216,265
6.15%, 3/1/2037	51,000	71,444
		12,685,085
METAL FABRICATE & HARDWARE — 0.0% (e)
Timken Co. 4.50%, 12/15/2028	20,000	22,327
MINING — 0.7%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	150,000	148,557
Barrick Gold Corp.:
5.25%, 4/1/2042	100,000	129,532
6.45%, 10/15/2035	100,000	135,996
Barrick North America Finance LLC 5.75%, 5/1/2043	125,000	170,112
BHP Billiton Finance USA, Ltd. 5.00%, 9/30/2043 (a)	163,000	215,600
Kinross Gold Corp. 4.50%, 7/15/2027	120,000	134,153
Newmont Corp.:
2.60%, 7/15/2032	150,000	150,397
4.88%, 3/15/2042	50,000	62,670
6.25%, 10/1/2039	103,000	144,256
Rio Tinto Finance USA PLC 4.13%, 8/21/2042	53,000	63,524
Rio Tinto Finance USA, Ltd. 2.75%, 11/2/2051	150,000	148,895
Southern Copper Corp.:
5.25%, 11/8/2042	100,000	126,378
5.88%, 4/23/2045 (a)	102,000	139,862
6.75%, 4/16/2040	119,000	166,909
7.50%, 7/27/2035	179,000	256,382
Teck Resources, Ltd. 6.13%, 10/1/2035	156,000	202,446
		2,395,669
MISCELLANEOUS MANUFACTURER — 0.8%
3M Co.:
2.65%, 4/15/2025	100,000	104,362
2.88%, 10/15/2027 (a)	150,000	159,906
3.25%, 8/26/2049 (a)	66,000	72,057
Series MTN, 3.25%, 2/14/2024	206,000	215,445
Series MTN, 3.38%, 3/1/2029	50,000	54,553
Series MTN, 4.00%, 9/14/2048	134,000	161,781
Series MTN, 5.70%, 3/15/2037	84,000	116,650
Security Description	Principal Amount	Value
Carlisle Cos., Inc.:
0.55%, 9/1/2023 (a)	$ 20,000	$ 19,846
2.20%, 3/1/2032	100,000	96,234
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	705,000	845,542
General Electric Co.:
Series A, 6.75%, 3/15/2032	100,000	136,319
Series GMTN, 6.88%, 1/10/2039	100,000	148,925
Parker-Hannifin Corp.:
3.25%, 3/1/2027	100,000	107,003
4.00%, 6/14/2049	101,000	118,098
Series MTN, 4.20%, 11/21/2034	68,000	77,838
Pentair Finance Sarl 4.50%, 7/1/2029	100,000	113,081
Textron, Inc.:
2.45%, 3/15/2031	65,000	64,299
3.90%, 9/17/2029	25,000	27,441
Trane Technologies Global Holding Co. Ltd. 4.25%, 6/15/2023	257,000	268,999
Trane Technologies Luxembourg Finance SA 4.50%, 3/21/2049	115,000	142,790
		3,051,169
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	120,000	123,139
3.57%, 12/1/2031	100,000	104,157
		227,296
OFFICE FURNISHINGS — 0.0% (e)
Steelcase, Inc. 5.13%, 1/18/2029	100,000	113,454
OIL & GAS — 3.6%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030 (a)	65,000	62,616
2.77%, 11/10/2050	100,000	94,127
3.00%, 3/17/2052	215,000	210,771
3.02%, 1/16/2027	100,000	105,606
3.06%, 6/17/2041	50,000	50,561
3.19%, 4/6/2025	50,000	52,706
3.38%, 2/8/2061	150,000	154,816
3.79%, 2/6/2024	363,000	383,139
3.80%, 9/21/2025	50,000	53,921
3.94%, 9/21/2028	159,000	176,492
Canadian Natural Resources, Ltd.:
2.05%, 7/15/2025	25,000	25,266
2.95%, 7/15/2030	50,000	51,096
3.85%, 6/1/2027	150,000	161,274
5.85%, 2/1/2035	250,000	312,605

See accompanying notes to financial statements.
283

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Cenovus Energy, Inc.:
4.40%, 4/15/2029	$ 338,000	$ 374,054
5.25%, 6/15/2037	75,000	88,912
Chevron Corp.:
2.00%, 5/11/2027	150,000	152,578
2.24%, 5/11/2030	115,000	116,724
2.90%, 3/3/2024	150,000	156,097
2.95%, 5/16/2026 (a)	120,000	127,216
3.19%, 6/24/2023	108,000	111,431
Chevron USA, Inc.:
0.69%, 8/12/2025 (a)	65,000	63,705
1.02%, 8/12/2027 (a)	120,000	115,807
3.25%, 10/15/2029	50,000	54,260
3.85%, 1/15/2028	291,000	323,321
ConocoPhillips:
3.75%, 10/1/2027 (b)	203,000	222,167
4.30%, 8/15/2028 (a) (b)	175,000	196,948
4.88%, 10/1/2047 (b)	55,000	72,616
6.50%, 2/1/2039	150,000	218,343
ConocoPhillips Co. 4.95%, 3/15/2026 (a)	163,000	184,257
Coterra Energy, Inc.:
3.90%, 5/15/2027 (b)	25,000	26,932
4.38%, 6/1/2024 (b)	50,000	52,948
4.38%, 3/15/2029 (b)	122,000	137,106
Devon Energy Corp.:
4.50%, 1/15/2030	100,000	107,334
4.75%, 5/15/2042	72,000	83,312
5.00%, 6/15/2045	100,000	121,553
5.88%, 6/15/2028	100,000	108,436
Diamondback Energy, Inc.:
3.25%, 12/1/2026	60,000	63,336
3.50%, 12/1/2029	125,000	132,491
EOG Resources, Inc.:
3.90%, 4/1/2035	100,000	113,416
4.15%, 1/15/2026	190,000	207,869
4.38%, 4/15/2030 (a)	40,000	46,243
Exxon Mobil Corp.:
2.44%, 8/16/2029 (a)	25,000	25,644
2.73%, 3/1/2023	479,000	489,160
2.99%, 3/19/2025	232,000	244,034
3.00%, 8/16/2039	75,000	76,696
3.04%, 3/1/2026	224,000	237,238
3.45%, 4/15/2051	230,000	249,587
3.48%, 3/19/2030	75,000	82,304
4.11%, 3/1/2046	100,000	116,951
4.23%, 3/19/2040	120,000	141,743
4.33%, 3/19/2050	261,000	321,213
Helmerich & Payne, Inc. 2.90%, 9/29/2031 (b)	20,000	19,741
Hess Corp.:
4.30%, 4/1/2027	38,000	41,452
5.60%, 2/15/2041	88,000	108,671
7.30%, 8/15/2031	50,000	66,837
Security Description	Principal Amount	Value
HollyFrontier Corp.:
4.50%, 10/1/2030	$ 150,000	$ 162,183
5.88%, 4/1/2026	86,000	96,435
Marathon Oil Corp. 6.80%, 3/15/2032	50,000	64,532
Marathon Petroleum Corp.:
4.70%, 5/1/2025	25,000	27,298
4.75%, 9/15/2044	125,000	147,409
6.50%, 3/1/2041	228,000	314,469
Phillips 66:
3.30%, 3/15/2052	85,000	85,212
3.85%, 4/9/2025	25,000	26,677
3.90%, 3/15/2028	100,000	108,408
4.65%, 11/15/2034	100,000	117,392
5.88%, 5/1/2042	100,000	137,640
Pioneer Natural Resources Co.:
0.75%, 1/15/2024	75,000	74,145
1.90%, 8/15/2030	50,000	47,470
2.15%, 1/15/2031	90,000	86,901
4.45%, 1/15/2026 (a)	75,000	82,007
Shell International Finance B.V.:
0.38%, 9/15/2023	174,000	173,069
2.00%, 11/7/2024	175,000	179,429
2.88%, 5/10/2026 (a)	101,000	107,412
2.88%, 11/26/2041	200,000	200,728
3.00%, 11/26/2051	200,000	203,154
3.13%, 11/7/2049	125,000	128,884
3.25%, 5/11/2025	286,000	304,730
3.25%, 4/6/2050 (a)	50,000	53,296
4.00%, 5/10/2046	492,000	573,721
4.55%, 8/12/2043	186,000	232,519
Suncor Energy, Inc.:
2.80%, 5/15/2023	109,000	111,565
4.00%, 11/15/2047	90,000	100,818
7.15%, 2/1/2032	100,000	136,429
TotalEnergies Capital International SA:
2.43%, 1/10/2025	75,000	77,594
3.13%, 5/29/2050	100,000	102,752
3.39%, 6/29/2060	100,000	106,580
3.46%, 2/19/2029	268,000	291,461
Valero Energy Corp.:
2.80%, 12/1/2031	100,000	99,726
2.85%, 4/15/2025	50,000	51,944
3.65%, 12/1/2051	100,000	99,493
4.00%, 4/1/2029	228,000	248,632
4.35%, 6/1/2028	103,000	113,575
6.63%, 6/15/2037	99,000	133,902
		13,305,270
OIL & GAS SERVICES — 0.3%
Baker Hughes Holdings LLC 5.13%, 9/15/2040 (a)	212,000	265,905

See accompanying notes to financial statements.
284

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
4.08%, 12/15/2047 (a)	$ 127,000	$ 144,793
4.49%, 5/1/2030	70,000	80,609
Halliburton Co.:
2.92%, 3/1/2030 (a)	125,000	129,098
4.50%, 11/15/2041	55,000	61,262
4.85%, 11/15/2035	100,000	118,300
NOV, Inc. 3.95%, 12/1/2042	55,000	54,041
Schlumberger Investment SA 3.65%, 12/1/2023	126,000	131,616
		985,624
PACKAGING & CONTAINERS — 0.1%
Amcor Flexibles North America, Inc. 2.69%, 5/25/2031	35,000	35,415
Berry Global, Inc.:
0.95%, 2/15/2024	40,000	39,594
1.65%, 1/15/2027	50,000	48,713
Packaging Corp. of America 3.00%, 12/15/2029	100,000	104,608
Sonoco Products Co. 3.13%, 5/1/2030	25,000	26,133
WestRock MWV LLC:
7.95%, 2/15/2031	50,000	70,339
8.20%, 1/15/2030	33,000	45,533
WRKCo, Inc.:
3.00%, 6/15/2033	100,000	103,131
3.90%, 6/1/2028	40,000	43,843
		517,309
PHARMACEUTICALS — 5.4%
AbbVie, Inc.:
2.60%, 11/21/2024	275,000	285,222
2.95%, 11/21/2026	250,000	263,345
3.20%, 11/21/2029	214,000	229,096
4.25%, 11/14/2028	304,000	343,350
4.25%, 11/21/2049	150,000	180,088
4.40%, 11/6/2042	248,000	297,531
4.45%, 5/14/2046	250,000	302,077
4.55%, 3/15/2035	270,000	322,804
4.75%, 3/15/2045	250,000	310,702
4.85%, 6/15/2044	38,000	47,635
4.88%, 11/14/2048	150,000	194,170
AmerisourceBergen Corp.:
0.74%, 3/15/2023	100,000	99,753
3.25%, 3/1/2025	172,000	180,603
Astrazeneca Finance LLC:
0.70%, 5/28/2024	40,000	39,690
1.20%, 5/28/2026	115,000	113,594
1.75%, 5/28/2028	125,000	124,196
2.25%, 5/28/2031 (a)	20,000	20,214
AstraZeneca PLC:
0.30%, 5/26/2023	40,000	39,773
Security Description	Principal Amount	Value
0.70%, 4/8/2026	$ 100,000	$ 96,722
1.38%, 8/6/2030	250,000	235,962
3.00%, 5/28/2051 (a)	140,000	147,279
3.13%, 6/12/2027	125,000	134,035
4.00%, 9/18/2042	103,000	122,810
4.38%, 11/16/2045	175,000	223,688
Becton Dickinson & Co.:
3.70%, 6/6/2027	231,000	251,889
3.73%, 12/15/2024	31,000	32,972
4.69%, 12/15/2044	76,000	95,562
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027	150,000	146,094
1.45%, 11/13/2030	60,000	57,129
2.55%, 11/13/2050	60,000	56,902
2.90%, 7/26/2024	473,000	494,474
3.40%, 7/26/2029	125,000	136,724
3.45%, 11/15/2027	250,000	273,382
3.88%, 8/15/2025	27,000	29,231
4.13%, 6/15/2039	80,000	94,625
4.25%, 10/26/2049	144,000	178,119
4.63%, 5/15/2044	250,000	318,920
Cardinal Health, Inc.:
3.75%, 9/15/2025	50,000	53,638
4.50%, 11/15/2044	258,000	291,811
4.60%, 3/15/2043	100,000	115,450
4.90%, 9/15/2045	100,000	120,163
Cigna Corp.:
0.61%, 3/15/2024	40,000	39,610
1.25%, 3/15/2026	65,000	64,160
2.38%, 3/15/2031	160,000	160,659
3.00%, 7/15/2023	152,000	156,408
3.05%, 10/15/2027	334,000	354,791
3.25%, 4/15/2025	50,000	52,682
3.40%, 3/15/2051	100,000	105,130
3.88%, 10/15/2047	75,000	83,265
4.38%, 10/15/2028	330,000	375,144
6.13%, 11/15/2041	135,000	193,323
CVS Health Corp.:
1.30%, 8/21/2027	541,000	525,095
1.88%, 2/28/2031	95,000	91,154
2.63%, 8/15/2024	99,000	102,547
3.38%, 8/12/2024	111,000	116,663
3.75%, 4/1/2030	25,000	27,454
4.13%, 4/1/2040	160,000	183,182
4.30%, 3/25/2028	516,000	579,442
4.78%, 3/25/2038	404,000	492,262
5.05%, 3/25/2048	273,000	357,207
6.25%, 6/1/2027	125,000	151,175
Eli Lilly & Co.:
2.25%, 5/15/2050 (a)	75,000	69,013
3.10%, 5/15/2027	65,000	69,468
3.38%, 3/15/2029 (a)	31,000	34,011
3.95%, 5/15/2047	100,000	121,558
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023	100,000	99,577

See accompanying notes to financial statements.
285

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 6/1/2024	$ 200,000	$ 208,900
3.38%, 6/1/2029 (a)	40,000	43,583
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	153,000	164,663
3.88%, 5/15/2028	282,000	315,166
Johnson & Johnson:
0.55%, 9/1/2025	100,000	97,538
1.30%, 9/1/2030 (a)	35,000	33,699
2.10%, 9/1/2040	85,000	80,520
2.90%, 1/15/2028	288,000	307,184
2.95%, 3/3/2027	100,000	107,021
3.70%, 3/1/2046	235,000	276,809
3.75%, 3/3/2047 (a)	95,000	113,046
5.85%, 7/15/2038	321,000	464,551
McKesson Corp.:
0.90%, 12/3/2025	60,000	58,190
1.30%, 8/15/2026	125,000	122,300
Mead Johnson Nutrition Co. 5.90%, 11/1/2039	100,000	142,606
Merck & Co., Inc.:
1.70%, 6/10/2027	100,000	100,666
1.90%, 12/10/2028	200,000	200,872
2.15%, 12/10/2031	95,000	95,286
2.75%, 2/10/2025	163,000	170,630
2.80%, 5/18/2023	134,000	137,987
2.90%, 12/10/2061	200,000	199,526
3.40%, 3/7/2029	50,000	54,517
3.60%, 9/15/2042	80,000	90,268
3.70%, 2/10/2045	373,000	428,812
4.00%, 3/7/2049	148,000	180,115
Mylan, Inc. 4.55%, 4/15/2028	210,000	235,236
Novartis Capital Corp.:
1.75%, 2/14/2025	25,000	25,389
2.20%, 8/14/2030	100,000	101,523
3.40%, 5/6/2024	169,000	178,327
4.40%, 5/6/2044	250,000	320,370
Pfizer, Inc.:
0.80%, 5/28/2025	150,000	148,149
1.70%, 5/28/2030	25,000	24,454
1.75%, 8/18/2031 (a)	210,000	205,393
2.95%, 3/15/2024	115,000	119,713
3.00%, 6/15/2023	180,000	186,136
3.45%, 3/15/2029	25,000	27,570
4.00%, 3/15/2049	294,000	360,412
4.10%, 9/15/2038	165,000	196,269
4.40%, 5/15/2044	51,000	63,847
Pharmacia LLC 6.60%, 12/1/2028	50,000	64,908
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	50,000	51,413
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	150,000	146,235
4.40%, 11/26/2023	115,000	121,701
Security Description	Principal Amount	Value
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	$ 165,000	$ 177,966
Viatris, Inc. 4.00%, 6/22/2050	293,000	313,246
Wyeth LLC:
5.95%, 4/1/2037	291,000	409,498
6.45%, 2/1/2024	46,000	51,033
Zoetis, Inc.:
2.00%, 5/15/2030	50,000	49,274
3.90%, 8/20/2028	80,000	88,961
4.70%, 2/1/2043	128,000	163,087
		19,730,969
PIPELINES — 3.5%
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	38,000	38,690
4.45%, 7/15/2027	61,000	66,897
4.80%, 5/3/2029	150,000	168,162
Cheniere Corpus Christi Holdings LLC:
2.74%, 12/31/2039 (b)	55,000	53,810
5.13%, 6/30/2027	225,000	254,266
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029 (b)	100,000	102,833
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	116,000	121,208
4.40%, 3/15/2027	95,000	102,669
5.00%, 5/15/2044	119,000	129,058
Enbridge Energy Partners L.P. 7.38%, 10/15/2045	125,000	194,902
Enbridge, Inc.:
1.60%, 10/4/2026	25,000	24,681
2.50%, 8/1/2033	50,000	49,189
3.40%, 8/1/2051	70,000	71,392
4.00%, 10/1/2023	102,000	106,537
4.25%, 12/1/2026	50,000	55,162
5.50%, 12/1/2046	100,000	135,570
Energy Transfer L.P.:
4.50%, 4/15/2024	50,000	53,062
4.75%, 1/15/2026	123,000	134,529
4.90%, 2/1/2024	90,000	95,379
5.00%, 5/15/2050	100,000	115,144
5.25%, 4/15/2029	236,000	271,143
5.35%, 5/15/2045	101,000	116,721
5.40%, 10/1/2047	250,000	294,855
5.50%, 6/1/2027	50,000	57,148
5.88%, 1/15/2024	200,000	215,820
6.05%, 6/1/2041	150,000	184,080
6.13%, 12/15/2045	105,000	131,079
6.63%, 10/15/2036	77,000	98,244
Series 20Y, 5.80%, 6/15/2038	217,000	263,629
Enterprise Products Operating LLC:
2.80%, 1/31/2030	35,000	36,503
3.20%, 2/15/2052	50,000	49,127

See accompanying notes to financial statements.
286

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.30%, 2/15/2053	$ 85,000	$ 84,732
3.35%, 3/15/2023	91,000	93,198
3.70%, 1/31/2051	125,000	131,574
3.90%, 2/15/2024	215,000	226,006
3.95%, 2/15/2027	177,000	193,534
4.25%, 2/15/2048	80,000	91,164
5.10%, 2/15/2045	177,000	219,997
6.13%, 10/15/2039	250,000	340,215
Series H, 6.65%, 10/15/2034	80,000	108,660
Kinder Morgan Energy Partners L.P.:
5.00%, 8/15/2042	50,000	58,180
6.38%, 3/1/2041	104,000	137,582
6.50%, 9/1/2039	100,000	133,435
Kinder Morgan, Inc.:
1.75%, 11/15/2026	95,000	94,765
2.00%, 2/15/2031	90,000	85,871
3.60%, 2/15/2051	100,000	101,123
5.05%, 2/15/2046	120,000	143,692
5.20%, 3/1/2048	269,000	333,159
5.55%, 6/1/2045	250,000	316,395
Magellan Midstream Partners L.P.:
3.95%, 3/1/2050	96,000	102,119
4.20%, 10/3/2047	100,000	109,254
MPLX L.P.:
4.13%, 3/1/2027 (a)	237,000	259,328
4.80%, 2/15/2029	398,000	455,013
4.88%, 6/1/2025	100,000	109,431
5.20%, 12/1/2047	100,000	122,425
5.50%, 2/15/2049	261,000	333,780
Northwest Pipeline LLC 4.00%, 4/1/2027	54,000	58,833
ONEOK Partners L.P.:
6.20%, 9/15/2043	125,000	161,264
6.85%, 10/15/2037	40,000	53,596
ONEOK, Inc.:
3.40%, 9/1/2029	100,000	103,634
4.00%, 7/13/2027	100,000	108,155
4.35%, 3/15/2029	100,000	109,713
4.50%, 3/15/2050	175,000	194,211
4.95%, 7/13/2047	100,000	116,521
5.85%, 1/15/2026	112,000	128,755
Phillips 66 Partners L.P. 3.75%, 3/1/2028	236,000	253,563
Plains All American Pipeline L.P./PAA Finance Corp.:
4.30%, 1/31/2043	100,000	102,072
4.65%, 10/15/2025	100,000	109,084
4.70%, 6/15/2044	111,000	118,394
6.65%, 1/15/2037	50,000	64,758
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	125,000	137,224
5.00%, 3/15/2027	100,000	112,549
5.88%, 6/30/2026	225,000	258,194
Security Description	Principal Amount	Value
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	$ 156,000	$ 165,574
4.75%, 3/15/2024	86,000	91,753
TC PipeLines L.P. 3.90%, 5/25/2027	74,000	81,147
TransCanada PipeLines, Ltd.:
2.50%, 10/12/2031	85,000	84,532
4.88%, 1/15/2026	230,000	256,595
6.10%, 6/1/2040	454,000	629,943
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	25,000	26,361
3.95%, 5/15/2050	50,000	56,162
4.00%, 3/15/2028	154,000	168,786
Williams Cos., Inc.:
2.60%, 3/15/2031	125,000	124,630
3.50%, 11/15/2030	25,000	26,703
3.70%, 1/15/2023	105,000	107,280
4.90%, 1/15/2045	150,000	179,571
5.75%, 6/24/2044	124,000	161,453
5.80%, 11/15/2043	100,000	131,039
		12,658,170
REAL ESTATE — 0.0% (e)
CBRE Services, Inc. 4.88%, 3/1/2026	122,000	136,559
REAL ESTATE INVESTMENT TRUSTS — 3.9%
Agree L.P. 2.90%, 10/1/2030	125,000	126,972
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/2032	125,000	120,001
3.00%, 5/18/2051	158,000	156,902
4.00%, 2/1/2050	25,000	29,136
American Assets Trust L.P. 3.38%, 2/1/2031	150,000	153,697
American Campus Communities Operating Partnership L.P.:
2.25%, 1/15/2029	75,000	74,195
3.30%, 7/15/2026	57,000	60,439
American Homes 4 Rent L.P. 2.38%, 7/15/2031	100,000	98,301
American Tower Corp.:
1.45%, 9/15/2026	25,000	24,509
1.50%, 1/31/2028	125,000	119,707
2.30%, 9/15/2031	20,000	19,444
2.95%, 1/15/2051	25,000	23,705
3.00%, 6/15/2023	100,000	102,820
3.38%, 5/15/2024	439,000	458,825
3.50%, 1/31/2023	165,000	169,471
3.60%, 1/15/2028	100,000	107,389
3.80%, 8/15/2029	115,000	125,210
4.00%, 6/1/2025	100,000	107,048
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	25,000	24,796
2.05%, 1/15/2032	70,000	69,131

See accompanying notes to financial statements.
287

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.30%, 3/1/2030 (a)	$ 90,000	$ 91,364
Series MTN, 3.30%, 6/1/2029	115,000	124,177
Boston Properties L.P.:
2.45%, 10/1/2033	454,000	439,812
2.90%, 3/15/2030	73,000	74,510
3.13%, 9/1/2023	50,000	51,490
3.80%, 2/1/2024	204,000	213,349
Brandywine Operating Partnership L.P. 4.10%, 10/1/2024	50,000	52,810
Brixmor Operating Partnership L.P.:
3.65%, 6/15/2024	50,000	52,460
4.05%, 7/1/2030	232,000	254,750
4.13%, 6/15/2026	38,000	41,217
Broadstone Net Lease LLC 2.60%, 9/15/2031	100,000	97,503
Camden Property Trust 3.15%, 7/1/2029	100,000	106,428
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	324,000	335,311
Corporate Office Properties L.P. 2.90%, 12/1/2033	65,000	63,983
Crown Castle International Corp.:
2.50%, 7/15/2031	50,000	49,680
3.65%, 9/1/2027	195,000	209,951
3.80%, 2/15/2028	174,000	189,129
4.00%, 11/15/2049	35,000	38,423
4.30%, 2/15/2029	304,000	339,322
CubeSmart L.P.:
2.25%, 12/15/2028	50,000	50,162
2.50%, 2/15/2032	55,000	54,889
4.38%, 2/15/2029	100,000	113,343
CyrusOne L.P./CyrusOne Finance Corp. 2.90%, 11/15/2024	115,000	118,954
Digital Realty Trust L.P. 4.45%, 7/15/2028 (a)	249,000	281,562
Duke Realty L.P.:
2.25%, 1/15/2032	100,000	97,919
3.25%, 6/30/2026	50,000	53,225
EPR Properties:
3.60%, 11/15/2031	195,000	193,965
4.75%, 12/15/2026	50,000	53,472
Equinix, Inc.:
1.00%, 9/15/2025	100,000	97,323
1.45%, 5/15/2026	207,000	203,150
2.00%, 5/15/2028	35,000	34,363
2.50%, 5/15/2031	100,000	100,058
3.00%, 7/15/2050	100,000	95,664
ERP Operating L.P.:
3.00%, 7/1/2029	125,000	132,464
4.50%, 7/1/2044	116,000	146,391
Security Description	Principal Amount	Value
Essex Portfolio L.P.:
1.70%, 3/1/2028	$ 85,000	$ 82,957
2.65%, 3/15/2032	65,000	65,389
2.65%, 9/1/2050	20,000	18,087
3.50%, 4/1/2025	75,000	79,226
Federal Realty Investment Trust:
3.50%, 6/1/2030 (a)	75,000	80,200
3.95%, 1/15/2024	175,000	183,368
GLP Capital L.P./GLP Financing II, Inc.:
4.00%, 1/15/2030	50,000	52,993
5.25%, 6/1/2025	205,000	225,254
5.30%, 1/15/2029	50,000	56,603
5.38%, 4/15/2026	110,000	122,863
5.75%, 6/1/2028	34,000	39,302
Healthcare Realty Trust, Inc. 2.05%, 3/15/2031	100,000	96,223
Healthcare Trust of America Holdings L.P. 3.50%, 8/1/2026	95,000	101,508
Healthpeak Properties, Inc.:
2.13%, 12/1/2028	65,000	65,148
3.00%, 1/15/2030	160,000	167,806
Host Hotels & Resorts L.P.:
Series H, 3.38%, 12/15/2029	100,000	102,288
Series J, 2.90%, 12/15/2031	20,000	19,343
Invitation Homes Operating Partnership L.P.:
2.30%, 11/15/2028	25,000	24,748
2.70%, 1/15/2034	25,000	24,522
Kilroy Realty L.P.:
2.65%, 11/15/2033	100,000	97,173
3.05%, 2/15/2030	50,000	51,800
Kimco Realty Corp.:
2.25%, 12/1/2031	105,000	102,333
4.13%, 12/1/2046	50,000	56,920
Life Storage L.P. 2.40%, 10/15/2031	120,000	118,030
Mid-America Apartments L.P.:
3.75%, 6/15/2024	50,000	52,654
3.95%, 3/15/2029	125,000	139,715
National Retail Properties, Inc.:
3.00%, 4/15/2052	25,000	23,719
3.10%, 4/15/2050	25,000	24,384
4.80%, 10/15/2048	55,000	69,232
Office Properties Income Trust 4.50%, 2/1/2025	117,000	123,451
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033 (a)	100,000	97,982
3.38%, 2/1/2031	150,000	151,222
3.63%, 10/1/2029	106,000	110,132
Physicians Realty L.P.:
2.63%, 11/1/2031	100,000	99,801
4.30%, 3/15/2027 (a)	40,000	44,418

See accompanying notes to financial statements.
288

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Prologis L.P. 1.63%, 3/15/2031 (a)	$ 150,000	$ 143,076
Public Storage:
1.50%, 11/9/2026 (a)	50,000	49,991
1.95%, 11/9/2028	85,000	84,867
2.25%, 11/9/2031	65,000	65,205
Rayonier L.P. 2.75%, 5/17/2031	45,000	44,856
Realty Income Corp.:
0.75%, 3/15/2026 (a)	30,000	28,917
2.85%, 12/15/2032	100,000	104,011
3.25%, 6/15/2029	100,000	107,987
3.95%, 8/15/2027	110,000	122,087
4.60%, 2/6/2024	50,000	53,166
4.63%, 11/1/2025	50,000	55,461
Regency Centers L.P. 4.65%, 3/15/2049	95,000	118,228
Sabra Health Care L.P. 5.13%, 8/15/2026	104,000	114,575
Safehold Operating Partnership L.P. 2.80%, 6/15/2031	250,000	247,180
Simon Property Group L.P.:
3.25%, 11/30/2026	50,000	53,559
3.38%, 10/1/2024	293,000	308,277
3.38%, 12/1/2027	50,000	53,716
3.75%, 2/1/2024	150,000	157,188
3.80%, 7/15/2050 (a)	204,000	228,990
SITE Centers Corp. 3.63%, 2/1/2025	107,000	112,070
Spirit Realty L.P. 4.00%, 7/15/2029	115,000	126,325
STORE Capital Corp. 2.70%, 12/1/2031	50,000	48,952
Sun Communities Operating L.P. 2.70%, 7/15/2031	120,000	119,521
Tanger Properties L.P. 2.75%, 9/1/2031	100,000	96,668
UDR, Inc.:
Series MTN, 2.10%, 6/15/2033 (a)	100,000	94,731
Series MTN, 4.40%, 1/26/2029	125,000	141,330
Ventas Realty L.P.:
2.65%, 1/15/2025	25,000	25,828
3.25%, 10/15/2026	140,000	148,247
4.40%, 1/15/2029	100,000	113,450
4.75%, 11/15/2030	100,000	116,787
4.88%, 4/15/2049	100,000	125,486
Welltower, Inc.:
2.05%, 1/15/2029	135,000	133,156
2.75%, 1/15/2032	50,000	50,603
2.80%, 6/1/2031	250,000	255,585
4.13%, 3/15/2029	90,000	100,660
4.50%, 1/15/2024	75,000	79,353
Security Description	Principal Amount	Value
Weyerhaeuser Co. 7.38%, 3/15/2032	$ 114,000	$ 160,352
WP Carey, Inc.:
2.25%, 4/1/2033	100,000	95,172
4.00%, 2/1/2025	50,000	53,303
		14,133,981
RETAIL — 2.5%
Advance Auto Parts, Inc. 3.90%, 4/15/2030	25,000	27,359
AutoNation, Inc.:
3.50%, 11/15/2024	35,000	36,770
4.50%, 10/1/2025	124,000	134,919
4.75%, 6/1/2030	100,000	114,360
AutoZone, Inc.:
1.65%, 1/15/2031	20,000	18,836
3.13%, 7/15/2023	107,000	109,992
3.13%, 4/18/2024	75,000	78,137
3.63%, 4/15/2025	42,000	44,767
4.00%, 4/15/2030	25,000	27,901
Best Buy Co., Inc. 4.45%, 10/1/2028	30,000	34,056
Costco Wholesale Corp. 1.38%, 6/20/2027	100,000	99,280
Dollar General Corp. 3.25%, 4/15/2023	295,000	302,363
Dollar Tree, Inc.:
2.65%, 12/1/2031 (a)	50,000	50,103
4.00%, 5/15/2025	190,000	204,202
4.20%, 5/15/2028 (a)	100,000	111,644
Genuine Parts Co. 1.88%, 11/1/2030	100,000	93,981
Home Depot, Inc.:
1.38%, 3/15/2031 (a)	100,000	94,273
1.50%, 9/15/2028 (a)	100,000	98,562
1.88%, 9/15/2031 (a)	40,000	39,354
2.38%, 3/15/2051	215,000	198,123
2.50%, 4/15/2027	100,000	104,570
2.75%, 9/15/2051	100,000	99,271
3.13%, 12/15/2049	110,000	115,953
3.30%, 4/15/2040	100,000	108,318
3.35%, 4/15/2050	150,000	163,985
3.75%, 2/15/2024	51,000	53,673
3.90%, 6/15/2047	125,000	146,811
4.25%, 4/1/2046	250,000	307,352
4.40%, 3/15/2045	108,000	134,680
5.40%, 9/15/2040	303,000	412,068
5.95%, 4/1/2041	265,000	379,830
Kohl's Corp. 3.38%, 5/1/2031 (a)	95,000	96,705
Lowe's Cos., Inc.:
1.30%, 4/15/2028	150,000	143,877
1.70%, 9/15/2028	25,000	24,492
1.70%, 10/15/2030	45,000	42,750
2.63%, 4/1/2031	100,000	102,332
2.80%, 9/15/2041	200,000	195,446

See accompanying notes to financial statements.
289

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.13%, 9/15/2024	$ 100,000	$ 104,772
3.38%, 9/15/2025	41,000	43,732
3.50%, 4/1/2051	75,000	80,813
4.00%, 4/15/2025	65,000	70,447
5.00%, 4/15/2040	100,000	125,704
McDonald's Corp.:
Series MTN, 4.20%, 4/1/2050	64,000	77,700
Series MTN, 4.88%, 7/15/2040	50,000	62,820
Series MTN, 4.88%, 12/9/2045	315,000	405,644
Series MTN, 6.30%, 3/1/2038	466,000	664,045
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	95,000	90,136
3.90%, 6/1/2029	30,000	33,114
Starbucks Corp.:
2.00%, 3/12/2027	150,000	151,601
2.25%, 3/12/2030	25,000	24,978
2.55%, 11/15/2030	188,000	191,863
3.10%, 3/1/2023	100,000	102,536
3.35%, 3/12/2050	115,000	119,930
Target Corp. 2.25%, 4/15/2025	125,000	128,979
TJX Cos., Inc.:
2.25%, 9/15/2026	119,000	123,053
3.88%, 4/15/2030	100,000	112,262
Walgreens Boots Alliance, Inc.:
0.95%, 11/17/2023	150,000	149,873
3.20%, 4/15/2030 (a)	115,000	121,843
3.80%, 11/18/2024	205,000	218,288
4.10%, 4/15/2050	75,000	84,158
Walmart, Inc.:
1.05%, 9/17/2026 (a)	85,000	84,189
1.50%, 9/22/2028	275,000	273,457
1.80%, 9/22/2031	55,000	54,465
2.50%, 9/22/2041	260,000	262,660
2.65%, 9/22/2051	80,000	81,766
2.85%, 7/8/2024	90,000	94,147
3.05%, 7/8/2026	125,000	134,014
3.25%, 7/8/2029 (a)	119,000	131,168
3.55%, 6/26/2025 (a)	63,000	67,976
		9,023,228
SEMICONDUCTORS — 2.1%
Analog Devices, Inc.:
1.70%, 10/1/2028	45,000	44,726
2.10%, 10/1/2031 (a)	60,000	60,082
2.80%, 10/1/2041	50,000	50,651
2.95%, 10/1/2051 (a)	55,000	56,488
Applied Materials, Inc.:
1.75%, 6/1/2030	105,000	103,010
3.30%, 4/1/2027	100,000	107,979
4.35%, 4/1/2047	50,000	63,720
5.85%, 6/15/2041	85,000	124,019
Security Description	Principal Amount	Value
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
3.50%, 1/15/2028	$ 143,000	$ 152,817
3.88%, 1/15/2027 (a)	314,000	340,467
Broadcom, Inc.:
1.95%, 2/15/2028 (b)	175,000	172,389
2.45%, 2/15/2031 (b)	100,000	97,709
2.60%, 2/15/2033 (b)	100,000	96,989
3.46%, 9/15/2026	165,000	175,774
3.50%, 2/15/2041 (b)	55,000	56,005
4.11%, 9/15/2028	335,000	367,585
4.15%, 11/15/2030	200,000	221,800
4.30%, 11/15/2032	30,000	33,787
4.70%, 4/15/2025	81,000	88,582
4.75%, 4/15/2029	325,000	370,224
Intel Corp.:
1.60%, 8/12/2028	25,000	24,698
2.00%, 8/12/2031 (a)	50,000	49,679
2.45%, 11/15/2029	643,000	665,126
2.80%, 8/12/2041	40,000	39,884
3.05%, 8/12/2051	100,000	102,565
3.15%, 5/11/2027	44,000	47,197
3.20%, 8/12/2061	100,000	102,337
3.25%, 11/15/2049	100,000	105,659
3.73%, 12/8/2047	285,000	323,221
3.75%, 3/25/2027 (a)	100,000	110,075
4.10%, 5/19/2046	100,000	118,554
4.60%, 3/25/2040	60,000	74,677
KLA Corp. 4.65%, 11/1/2024	89,000	96,499
Lam Research Corp.:
1.90%, 6/15/2030	25,000	24,576
3.75%, 3/15/2026	50,000	54,519
3.80%, 3/15/2025	172,000	184,243
Marvell Technology, Inc.:
1.65%, 4/15/2026	65,000	64,290
2.45%, 4/15/2028	65,000	65,989
2.95%, 4/15/2031	90,000	92,054
Micron Technology, Inc.:
2.70%, 4/15/2032	20,000	20,081
3.48%, 11/1/2051	25,000	25,498
4.66%, 2/15/2030	145,000	166,780
NVIDIA Corp.:
0.58%, 6/14/2024	75,000	74,332
1.55%, 6/15/2028	100,000	98,718
2.00%, 6/15/2031 (a)	100,000	99,305
3.20%, 9/16/2026	126,000	135,616
3.50%, 4/1/2040	100,000	112,246
NXP B.V./NXP Funding LLC:
4.88%, 3/1/2024 (b)	50,000	53,706
5.35%, 3/1/2026 (b)	50,000	56,496
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/2031 (b)	100,000	100,269
2.65%, 2/15/2032 (b)	50,000	50,185

See accompanying notes to financial statements.
290

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.13%, 2/15/2042 (b)	$ 40,000	$ 40,217
3.25%, 11/30/2051 (b)	25,000	25,010
4.30%, 6/18/2029 (b)	250,000	280,305
Qorvo, Inc. 1.75%, 12/15/2024 (b)	30,000	30,023
QUALCOMM, Inc.:
2.15%, 5/20/2030	50,000	50,420
2.90%, 5/20/2024	110,000	114,631
3.25%, 5/20/2027	163,000	176,004
3.25%, 5/20/2050 (a)	120,000	131,819
4.80%, 5/20/2045	125,000	165,942
Skyworks Solutions, Inc.:
1.80%, 6/1/2026	75,000	74,289
3.00%, 6/1/2031	20,000	20,124
Texas Instruments, Inc.:
1.38%, 3/12/2025	165,000	165,853
2.70%, 9/15/2051 (a)	100,000	100,772
TSMC Arizona Corp. 2.50%, 10/25/2031	150,000	151,851
Xilinx, Inc. 2.95%, 6/1/2024	138,000	143,336
		7,794,473
SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc.:
3.84%, 5/1/2025	100,000	106,072
Series WI, 4.20%, 5/1/2030	100,000	111,457
		217,529
SOFTWARE — 2.6%
Activision Blizzard, Inc.:
2.50%, 9/15/2050	95,000	83,389
4.50%, 6/15/2047	100,000	120,220
Adobe, Inc. 3.25%, 2/1/2025 (a)	201,000	212,714
Autodesk, Inc. 2.40%, 12/15/2031	110,000	109,838
Citrix Systems, Inc.:
1.25%, 3/1/2026	144,000	140,093
3.30%, 3/1/2030 (a)	175,000	177,557
Electronic Arts, Inc. 1.85%, 2/15/2031	60,000	57,418
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026	100,000	97,569
1.65%, 3/1/2028	20,000	19,365
2.25%, 3/1/2031	50,000	48,914
3.75%, 5/21/2029	100,000	109,058
Fiserv, Inc.:
2.75%, 7/1/2024	189,000	195,475
3.50%, 7/1/2029	93,000	100,022
3.80%, 10/1/2023	115,000	120,270
4.20%, 10/1/2028 (a)	100,000	112,085
4.40%, 7/1/2049	93,000	110,908
Microsoft Corp.:
2.38%, 5/1/2023	100,000	101,885
Security Description	Principal Amount	Value
2.40%, 8/8/2026	$ 405,000	$ 423,853
2.53%, 6/1/2050	304,000	298,340
2.68%, 6/1/2060	307,000	305,689
2.88%, 2/6/2024	75,000	78,032
2.92%, 3/17/2052	442,000	468,038
3.04%, 3/17/2062	156,000	167,959
3.50%, 2/12/2035 (a)	100,000	114,521
3.50%, 11/15/2042	125,000	143,371
4.25%, 2/6/2047	200,000	259,050
Oracle Corp.:
2.30%, 3/25/2028	105,000	104,534
2.40%, 9/15/2023	255,000	260,049
2.50%, 4/1/2025	50,000	51,215
2.63%, 2/15/2023	250,000	254,425
2.65%, 7/15/2026	132,000	135,798
2.88%, 3/25/2031	75,000	75,376
2.95%, 5/15/2025	305,000	316,544
3.25%, 5/15/2030	110,000	113,647
3.40%, 7/8/2024	158,000	165,341
3.60%, 4/1/2050	388,000	379,976
3.65%, 3/25/2041	364,000	368,554
3.80%, 11/15/2037	115,000	119,825
3.85%, 4/1/2060	200,000	197,902
3.95%, 3/25/2051	150,000	156,084
4.00%, 7/15/2046	504,000	524,054
4.10%, 3/25/2061	145,000	151,386
4.13%, 5/15/2045	184,000	195,301
4.38%, 5/15/2055	100,000	109,471
4.50%, 7/8/2044	50,000	55,934
5.38%, 7/15/2040	200,000	243,190
Roper Technologies, Inc.:
1.75%, 2/15/2031	50,000	47,008
2.95%, 9/15/2029	100,000	103,592
3.65%, 9/15/2023	158,000	164,668
3.80%, 12/15/2026	50,000	54,868
4.20%, 9/15/2028	50,000	56,165
salesforce.com, Inc.:
0.63%, 7/15/2024	30,000	29,737
1.50%, 7/15/2028 (a)	35,000	34,598
1.95%, 7/15/2031 (a)	80,000	79,235
2.70%, 7/15/2041	100,000	99,734
2.90%, 7/15/2051	100,000	101,954
3.05%, 7/15/2061 (a)	100,000	102,980
3.25%, 4/11/2023	100,000	103,147
VMware, Inc.:
0.60%, 8/15/2023	30,000	29,801
1.00%, 8/15/2024	65,000	64,420
1.40%, 8/15/2026	40,000	39,342
1.80%, 8/15/2028	175,000	170,434
2.20%, 8/15/2031	115,000	113,035
		9,548,957
TELECOMMUNICATIONS — 5.0%
America Movil SAB de CV:
3.63%, 4/22/2029 (a)	150,000	162,261
4.38%, 7/16/2042	100,000	118,316

See accompanying notes to financial statements.
291

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
6.13%, 3/30/2040	$ 402,000	$ 556,155
AT&T, Inc.:
1.65%, 2/1/2028	83,000	81,284
1.70%, 3/25/2026	150,000	149,382
2.25%, 2/1/2032	289,000	279,628
2.30%, 6/1/2027	100,000	101,916
2.75%, 6/1/2031	50,000	50,988
3.30%, 2/1/2052	100,000	97,961
3.50%, 6/1/2041	50,000	51,451
3.50%, 9/15/2053	215,000	217,311
3.50%, 2/1/2061	100,000	98,707
3.55%, 9/15/2055	304,000	304,562
3.65%, 6/1/2051	150,000	155,668
3.65%, 9/15/2059	458,000	462,324
3.80%, 3/1/2024	115,000	120,916
3.80%, 12/1/2057	701,000	730,414
3.85%, 6/1/2060	429,000	448,090
4.05%, 12/15/2023	25,000	26,449
4.10%, 2/15/2028	454,000	504,626
4.30%, 2/15/2030	315,000	354,892
4.35%, 3/1/2029	329,000	370,174
4.45%, 4/1/2024	114,000	121,738
4.55%, 3/9/2049	50,000	58,938
4.75%, 5/15/2046	404,000	488,371
4.90%, 6/15/2042	100,000	120,064
5.25%, 3/1/2037	100,000	123,710
5.70%, 3/1/2057	100,000	137,557
6.00%, 8/15/2040	150,000	202,899
6.25%, 3/29/2041	54,000	74,792
6.38%, 3/1/2041	75,000	105,137
6.55%, 2/15/2039	50,000	69,571
Bell Telephone Co. of Canada or Bell Canada:
Series US-3, 0.75%, 3/17/2024	100,000	99,024
Series US-5, 2.15%, 2/15/2032	40,000	39,066
Series US-6, 3.20%, 2/15/2052 (a)	20,000	20,414
British Telecommunications PLC 5.13%, 12/4/2028	100,000	112,968
Cisco Systems, Inc.:
2.95%, 2/28/2026	111,000	118,239
5.90%, 2/15/2039	150,000	215,844
Corning, Inc.:
3.90%, 11/15/2049	100,000	112,707
4.38%, 11/15/2057	112,000	134,099
5.45%, 11/15/2079	100,000	131,599
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	90,000	130,858
Juniper Networks, Inc.:
1.20%, 12/10/2025	20,000	19,698
2.00%, 12/10/2030	30,000	28,406
3.75%, 8/15/2029	89,000	96,440
Security Description	Principal Amount	Value
Motorola Solutions, Inc.:
2.75%, 5/24/2031	$ 111,000	$ 111,276
4.00%, 9/1/2024	126,000	134,342
4.60%, 2/23/2028	150,000	169,512
Orange SA 5.50%, 2/6/2044	152,000	208,255
Rogers Communications, Inc.:
4.10%, 10/1/2023	100,000	104,402
4.35%, 5/1/2049	72,000	83,685
5.00%, 3/15/2044	261,000	321,729
Telefonica Emisiones SA:
4.10%, 3/8/2027	212,000	233,427
7.05%, 6/20/2036	454,000	650,205
TELUS Corp. 2.80%, 2/16/2027	115,000	119,659
T-Mobile USA, Inc.:
1.50%, 2/15/2026	71,000	70,256
2.05%, 2/15/2028	110,000	109,407
2.25%, 11/15/2031 (a)	50,000	48,511
2.55%, 2/15/2031	100,000	99,534
2.70%, 3/15/2032 (b)	55,000	55,387
3.30%, 2/15/2051	75,000	73,220
3.40%, 10/15/2052 (b)	280,000	279,196
3.50%, 4/15/2025	50,000	52,987
3.60%, 11/15/2060 (b)	200,000	198,662
3.75%, 4/15/2027	319,000	345,410
3.88%, 4/15/2030	275,000	300,924
4.38%, 4/15/2040	226,000	257,660
4.50%, 4/15/2050	165,000	193,322
Verizon Communications, Inc.:
0.75%, 3/22/2024 (a)	100,000	99,685
0.85%, 11/20/2025 (a)	110,000	107,347
1.45%, 3/20/2026	444,000	441,949
1.50%, 9/18/2030	180,000	168,838
1.68%, 10/30/2030	100,000	95,111
1.75%, 1/20/2031	100,000	94,648
2.10%, 3/22/2028	250,000	250,762
2.63%, 8/15/2026	220,000	229,170
2.65%, 11/20/2040	173,000	164,203
2.85%, 9/3/2041	135,000	133,295
2.88%, 11/20/2050	115,000	109,232
2.99%, 10/30/2056	264,000	250,375
3.00%, 11/20/2060	90,000	85,191
3.40%, 3/22/2041	150,000	157,419
3.55%, 3/22/2051	105,000	113,146
3.70%, 3/22/2061	295,000	319,335
3.88%, 2/8/2029	225,000	249,583
4.02%, 12/3/2029	83,000	93,034
4.13%, 3/16/2027	578,000	642,684
4.33%, 9/21/2028	223,000	253,622
4.52%, 9/15/2048	100,000	125,384
4.75%, 11/1/2041	57,000	70,535
4.86%, 8/21/2046	250,000	322,037
5.01%, 4/15/2049	100,000	133,363
5.50%, 3/16/2047	50,000	70,360

See accompanying notes to financial statements.
292

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Vodafone Group PLC:
4.25%, 9/17/2050 (a)	$ 111,000	$ 129,093
4.38%, 5/30/2028	230,000	259,136
4.88%, 6/19/2049	50,000	63,084
6.25%, 11/30/2032	404,000	537,029
		18,195,232
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.50%, 9/15/2027	122,000	131,683
3.55%, 11/19/2026	57,000	61,174
6.35%, 3/15/2040	94,000	130,156
		323,013
TRANSPORTATION — 2.1%
Burlington Northern Santa Fe LLC:
2.88%, 6/15/2052	20,000	20,137
3.00%, 3/15/2023	78,000	79,704
3.25%, 6/15/2027 (a)	50,000	54,180
3.30%, 9/15/2051	250,000	272,200
3.55%, 2/15/2050	100,000	112,542
4.15%, 12/15/2048	49,000	60,053
4.40%, 3/15/2042	21,000	25,669
4.45%, 3/15/2043	125,000	154,220
4.55%, 9/1/2044	209,000	262,828
4.70%, 9/1/2045	165,000	212,200
Canadian National Railway Co.:
3.65%, 2/3/2048	50,000	56,702
4.45%, 1/20/2049	100,000	127,703
6.90%, 7/15/2028	20,000	26,058
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	200,000	200,238
1.75%, 12/2/2026	40,000	40,179
2.45%, 12/2/2031	135,000	137,399
3.00%, 12/2/2041	90,000	92,021
3.10%, 12/2/2051	40,000	40,910
6.13%, 9/15/2115	115,000	170,837
CSX Corp.:
3.25%, 6/1/2027	186,000	199,604
3.40%, 8/1/2024	96,000	101,054
3.80%, 3/1/2028	50,000	54,950
3.80%, 11/1/2046	125,000	141,532
3.80%, 4/15/2050	50,000	57,204
4.40%, 3/1/2043	190,000	225,897
4.50%, 3/15/2049	85,000	106,280
6.00%, 10/1/2036	107,000	146,370
FedEx Corp.:
2.40%, 5/15/2031 (a)	65,000	65,159
3.25%, 5/15/2041	65,000	66,528
3.90%, 2/1/2035	49,000	54,627
4.10%, 4/15/2043	35,000	39,207
4.20%, 10/17/2028	252,000	284,505
4.55%, 4/1/2046	125,000	149,704
4.95%, 10/17/2048	65,000	82,914
5.25%, 5/15/2050	200,000	268,020
Security Description	Principal Amount	Value
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	$ 115,000	$ 125,169
Kansas City Southern:
3.00%, 5/15/2023	50,000	51,180
3.50%, 5/1/2050	50,000	53,413
4.30%, 5/15/2043	150,000	174,153
Kirby Corp. 4.20%, 3/1/2028 (a)	50,000	53,928
Norfolk Southern Corp.:
2.30%, 5/15/2031 (a)	50,000	50,317
2.90%, 8/25/2051	100,000	98,648
3.05%, 5/15/2050	25,000	25,367
3.65%, 8/1/2025	230,000	246,111
3.80%, 8/1/2028	270,000	298,069
4.10%, 5/15/2121	25,000	28,483
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	30,000	29,881
Series MTN, 2.50%, 9/1/2024	227,000	233,685
Series MTN, 2.90%, 12/1/2026	20,000	20,922
Series MTN, 3.65%, 3/18/2024 (a)	25,000	26,314
Union Pacific Corp.:
2.38%, 5/20/2031	85,000	86,794
2.95%, 3/10/2052	100,000	101,431
2.97%, 9/16/2062	128,000	126,437
3.20%, 5/20/2041	181,000	192,651
3.55%, 5/20/2061	100,000	110,667
3.65%, 2/15/2024	27,000	28,287
3.80%, 10/1/2051	329,000	385,147
3.80%, 4/6/2071	115,000	133,315
3.88%, 2/1/2055	80,000	93,558
Series MTN, 3.55%, 8/15/2039	90,000	99,617
United Parcel Service, Inc.:
2.80%, 11/15/2024	116,000	121,350
3.40%, 9/1/2049 (a)	115,000	130,370
4.25%, 3/15/2049	200,000	256,380
5.20%, 4/1/2040	175,000	235,881
		7,806,860
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.10%, 6/1/2051	105,000	102,352
3.50%, 3/15/2028	100,000	107,123
4.00%, 6/30/2030	30,000	33,215
		242,690
VENTURE CAPITAL — 0.0% (e)
Hercules Capital, Inc. 2.63%, 9/16/2026 (a)	25,000	24,800
WATER — 0.2%
American Water Capital Corp.:
2.30%, 6/1/2031	50,000	50,029
2.80%, 5/1/2030	25,000	25,910
3.25%, 6/1/2051	50,000	52,213

See accompanying notes to financial statements.
293

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 9/1/2028	$ 100,000	$ 109,909
4.15%, 6/1/2049	135,000	159,606
4.30%, 12/1/2042	88,000	105,570
6.59%, 10/15/2037	100,000	145,223
Essential Utilities, Inc.:
2.40%, 5/1/2031	70,000	69,540
4.28%, 5/1/2049	115,000	137,131
		855,131
TOTAL CORPORATE BONDS & NOTES (Cost $362,113,973)		362,296,858
	Shares
SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (f) (g)	602,017	602,078
State Street Navigator Securities Lending Portfolio II (h) (i)	8,172,590	8,172,590
TOTAL SHORT-TERM INVESTMENTS (Cost $8,774,668)		8,774,668
TOTAL INVESTMENTS — 101.4% (Cost $370,888,641)		371,071,526
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(5,206,917)
NET ASSETS — 100.0%		$ 365,864,609

(a)	All or a portion of the shares of the security are on loan at December 31, 2021.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.7% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2021. Maturity date shown is the final maturity.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2021.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$362,296,858	$—	$362,296,858
Short-Term Investments	8,774,668	—	—	8,774,668
TOTAL INVESTMENTS	$8,774,668	$362,296,858	$—	$371,071,526

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,843,012	$ 2,843,865	$26,373,712	$28,615,288	$(209)	$ (2)	602,017	$ 602,078	$ 292
State Street Navigator Securities Lending Portfolio II	11,560,805	11,560,805	33,535,048	36,943,263	—	—	8,172,590	8,172,590	9,606
Total		$14,404,670	$59,908,760	$65,558,551	$(209)	$ (2)		$8,774,668	$9,898
See accompanying notes to financial statements.
294

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.5%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2035	$ 971,987	$ 976,422
1.50%, 12/1/2035	4,905,099	4,927,478
1.50%, 2/1/2036	3,610,211	3,626,682
1.50%, 4/1/2036	2,260,610	2,269,195
1.50%, 5/1/2036	479,280	481,100
1.50%, 7/1/2036	992,005	995,772
1.50%, 12/1/2036	1,208,772	1,213,363
1.50%, 5/1/2041	4,745,768	4,678,939
1.50%, 12/1/2050	2,787,471	2,704,083
1.50%, 2/1/2051	9,343,285	9,063,777
1.50%, 5/1/2051	2,871,856	2,780,441
1.50%, 6/1/2051	14,792,626	14,321,758
1.50%, 10/1/2051	10,234,506	9,908,729
1.50%, 11/1/2051	2,531,362	2,450,786
2.00%, 3/1/2028	303,398	310,932
2.00%, 2/1/2032	2,383,697	2,443,445
2.00%, 7/1/2035	1,401,535	1,436,516
2.00%, 8/1/2035	1,604,567	1,650,456
2.00% 9/1/2035	6,900,995	7,101,744
2.00%, 11/1/2035	8,989,032	9,222,639
2.00%, 1/1/2036	1,409,891	1,445,081
2.00%, 4/1/2036	4,153,390	4,257,576
2.00%, 6/1/2036	426,154	436,844
2.00%, 10/1/2036	3,943,828	4,046,876
2.00%, 5/1/2041	3,768,457	3,812,937
2.00%, 7/1/2041	6,699,337	6,778,411
2.00%, 8/1/2041	9,701,864	9,816,377
2.00%, 8/1/2050	182,877	182,808
2.00% 9/1/2050	5,443,240	5,446,148
2.00%, 10/1/2050	12,509,836	12,505,121
2.00%, 11/1/2050	23,008,006	22,999,335
2.00% 12/1/2050	28,354,971	28,342,351
2.00%, 1/1/2051	24,164,794	24,155,686
2.00% 2/1/2051	42,355,394	42,366,089
2.00% 3/1/2051	8,056,095	8,042,660
2.00% 4/1/2051	41,301,193	41,224,246
2.00% 5/1/2051	8,424,803	8,417,610
2.00% 6/1/2051	2,151,893	2,149,951
2.00%, 8/1/2051	6,337,746	6,325,689
2.00%, 9/1/2051	20,505,712	20,466,702
2.00%, 10/1/2051	4,935,857	4,926,467
2.00% 11/1/2051	51,549,188	51,451,600
2.50%, 9/1/2027	274,776	284,783
2.50%, 10/1/2027	109,862	113,863
2.50%, 1/1/2028	110,605	114,633
2.50%, 4/1/2028	174,087	180,254
2.50%, 5/1/2028	173,167	179,473
2.50% 6/1/2028	84,048	87,047
2.50%, 10/1/2029	29,391	30,436
2.50%, 1/1/2031	106,624	110,572
Security Description	Principal Amount	Value
2.50%, 6/1/2031	$ 526,550	$ 546,180
2.50%, 10/1/2031	659,481	683,861
2.50%, 9/1/2032	1,279,145	1,326,053
2.50%, 11/1/2032	127,126	131,818
2.50%, 2/1/2033	101,735	105,514
2.50%, 12/1/2033	2,478,240	2,569,704
2.50%, 1/1/2035	2,081,628	2,173,094
2.50%, 5/1/2035	1,895,465	1,961,370
2.50% 7/1/2035	6,643,211	6,944,141
2.50%, 8/1/2035	3,051,407	3,157,505
2.50%, 9/1/2035	3,002,235	3,106,622
2.50%, 10/1/2035	1,421,127	1,470,539
2.50%, 11/1/2035	1,903,576	1,969,763
2.50%, 12/1/2035	744,395	770,278
2.50%, 1/1/2036	989,083	1,023,473
2.50%, 4/1/2036	806,860	835,279
2.50%, 7/1/2036	2,654,620	2,750,487
2.50%, 10/1/2036	1,019,585	1,058,288
2.50%, 2/1/2040	3,438,951	3,522,135
2.50%, 5/1/2040	141,013	144,971
2.50%, 8/1/2040	803,223	825,770
2.50%, 9/1/2040	3,666,593	3,769,515
2.50%, 6/1/2041	526,678	543,346
2.50%, 9/1/2046	111,376	114,596
2.50%, 1/1/2050	62,398	63,715
2.50%, 4/1/2050	1,360,876	1,392,450
2.50%, 5/1/2050	2,128,036	2,173,266
2.50% 6/1/2050	12,868,818	13,154,983
2.50% 7/1/2050	2,005,728	2,062,482
2.50%, 8/1/2050	11,254,850	11,494,067
2.50% 9/1/2050	22,825,557	23,501,736
2.50% 10/1/2050	64,138,778	65,929,853
2.50%, 11/1/2050	11,006,954	11,240,902
2.50%, 1/1/2051	6,636,185	6,784,767
2.50%, 8/1/2051	858,492	877,019
2.50%, 9/1/2051	48,183,948	49,227,533
2.50% 10/1/2051	2,959,640	3,032,159
2.50%, 11/1/2051	40,366,586	41,247,111
2.50%, 12/1/2051	16,659,449	17,024,135
3.00%, 10/1/2026	103,232	107,978
3.00%, 11/1/2026	175,305	183,305
3.00% 3/1/2027	1,090,892	1,141,430
3.00%, 6/1/2027	110,981	116,132
3.00%, 10/1/2028	100,763	105,440
3.00%, 2/1/2029	25,754	26,961
3.00%, 7/1/2029	45,588	47,812
3.00%, 8/1/2029	133,653	140,173
3.00%, 9/1/2029	31,442	32,976
3.00%, 10/1/2030	140,435	147,434
3.00%, 11/1/2030	192,726	202,157
3.00%, 12/1/2030	621,079	651,944
3.00%, 2/1/2031	565,185	592,385
3.00%, 8/1/2031	139,647	146,368
3.00%, 11/1/2031	199,832	209,521
3.00%, 2/1/2032	108,169	113,405

See accompanying notes to financial statements.
295

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 5/1/2032	$ 347,042	$ 363,877
3.00%, 7/1/2032	135,013	141,563
3.00%, 10/1/2032	179,406	188,109
3.00%, 12/1/2032	3,095,000	3,245,138
3.00%, 1/1/2033	116,236	121,874
3.00%, 2/1/2033	157,093	164,753
3.00%, 3/1/2033	2,738,254	2,876,330
3.00% 4/1/2033	4,359,775	4,574,638
3.00%, 5/1/2033	95,369	99,832
3.00%, 7/1/2033	979,613	1,032,058
3.00% 9/1/2034	2,182,858	2,307,573
3.00%, 12/1/2034	4,341,898	4,589,683
3.00%, 1/1/2035	3,567,200	3,751,577
3.00%, 4/1/2035	288,909	303,391
3.00%, 6/1/2035	317,494	333,408
3.00% 7/1/2035	6,019,166	6,324,638
3.00%, 4/1/2036	204,160	214,276
3.00%, 8/1/2036	438,415	460,873
3.00%, 9/1/2036	240,041	252,289
3.00%, 1/1/2038	139,804	146,465
3.00% 2/1/2038	877,945	920,353
3.00%, 11/1/2039	111,838	116,112
3.00%, 8/1/2042	178,874	188,528
3.00%, 9/1/2042	119,219	125,654
3.00% 11/1/2042	1,050,105	1,110,509
3.00%, 1/1/2043	446,078	470,243
3.00% 2/1/2043	683,929	720,587
3.00%, 3/1/2043	197,277	207,825
3.00% 4/1/2043	1,654,190	1,752,303
3.00%, 5/1/2043	896,900	958,002
3.00%, 6/1/2043	51,555	54,312
3.00%, 7/1/2043	90,034	94,848
3.00%, 8/1/2043	55,244	58,198
3.00%, 9/1/2043	58,106	61,213
3.00%, 10/1/2043	58,654	61,790
3.00%, 12/1/2044	115,007	120,883
3.00%, 1/1/2045	466,314	490,425
3.00% 6/1/2045	478,960	504,684
3.00% 7/1/2045	586,658	616,587
3.00%, 8/1/2045	520,559	548,747
3.00%, 5/1/2046	135,458	141,893
3.00% 6/1/2046	2,778,971	2,926,167
3.00% 7/1/2046	7,094,152	7,450,962
3.00% 8/1/2046	1,465,467	1,534,488
3.00% 9/1/2046	2,371,615	2,493,169
3.00% 10/1/2046	912,803	958,223
3.00%, 11/1/2046	194,899	204,158
3.00% 12/1/2046	4,520,443	4,737,252
3.00% 1/1/2047	924,440	968,089
3.00% 2/1/2047	8,743,174	9,185,407
3.00% 7/1/2047	971,436	1,017,259
3.00%, 12/1/2047	316,403	329,998
3.00%, 1/1/2048	1,396,498	1,456,505
3.00%, 2/1/2048	122,212	127,463
3.00%, 3/1/2048	731,573	763,008
Security Description	Principal Amount	Value
3.00%, 10/1/2048	$ 746,444	$ 778,518
3.00%, 5/1/2049	132,162	137,081
3.00%, 7/1/2049	72,747	75,454
3.00%, 8/1/2049	1,653,621	1,715,165
3.00%, 9/1/2049	1,254,776	1,301,476
3.00% 10/1/2049	5,809,573	6,055,915
3.00%, 12/1/2049	612,810	641,134
3.00% 1/1/2050	1,544,858	1,607,733
3.00% 2/1/2050	14,231,816	14,837,169
3.00%, 3/1/2050	1,320,803	1,381,849
3.00% 4/1/2050	4,344,689	4,528,283
3.00%, 5/1/2050	494,294	517,665
3.00%, 8/1/2050	313,774	325,067
3.00% 9/1/2050	2,631,940	2,733,842
3.00%, 4/1/2051	2,033,454	2,108,303
3.00%, 5/1/2051	3,643,119	3,777,217
3.00% 6/1/2051	23,711,820	24,584,623
3.00%, 7/1/2051	2,220,536	2,302,525
3.00%, 11/1/2051	2,041,275	2,121,066
3.50%, 2/1/2026	68,466	72,154
3.50%, 10/1/2026	74,268	78,269
3.50%, 1/1/2029	22,535	23,777
3.50%, 3/1/2029	485,551	512,343
3.50%, 4/1/2029	179,032	188,911
3.50%, 6/1/2029	38,443	40,576
3.50%, 8/1/2029	21,829	23,040
3.50%, 9/1/2029	495,340	522,672
3.50%, 2/1/2030	13,933	14,727
3.50%, 1/1/2034	112,971	119,476
3.50%, 3/1/2034	373,064	393,219
3.50%, 8/1/2034	131,706	138,822
3.50%, 7/1/2035	130,570	139,112
3.50%, 2/1/2039	63,776	67,465
3.50%, 3/1/2039	225,018	238,014
3.50%, 4/1/2039	101,496	107,388
3.50%, 10/1/2041	723,034	775,646
3.50% 2/1/2042	469,684	503,848
3.50%, 7/1/2042	12,386	13,292
3.50%, 8/1/2042	586,824	631,150
3.50%, 9/1/2042	158,120	169,650
3.50%, 3/1/2043	87,592	93,966
3.50%, 5/1/2043	233,490	250,492
3.50%, 8/1/2043	196,698	211,024
3.50%, 11/1/2043	36,648	39,315
3.50%, 12/1/2043	667,192	729,912
3.50%, 1/1/2044	399,491	428,623
3.50%, 5/1/2044	115,640	123,719
3.50%, 6/1/2044	67,858	72,609
3.50%, 8/1/2044	30,988	33,158
3.50%, 10/1/2044	481,248	514,940
3.50%, 11/1/2044	50,995	54,565
3.50% 12/1/2044	287,245	307,336
3.50% 1/1/2045	569,976	609,801
3.50%, 2/1/2045	119,170	127,513
3.50%, 3/1/2045	244,226	262,267

See accompanying notes to financial statements.
296

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.50% 7/1/2045	$ 114,317	$ 122,293
3.50%, 8/1/2045	116,533	124,447
3.50%, 10/1/2045	109,684	117,134
3.50% 11/1/2045	225,118	240,362
3.50% 12/1/2045	684,922	733,401
3.50% 1/1/2046	644,146	688,976
3.50% 3/1/2046	912,708	974,582
3.50% 5/1/2046	291,590	310,768
3.50% 7/1/2046	4,058,830	4,398,691
3.50% 12/1/2046	351,228	374,318
3.50% 2/1/2047	4,827,150	5,153,003
3.50% 6/1/2047	1,807,311	1,928,148
3.50%, 7/1/2047	208,944	221,401
3.50%, 8/1/2047	185,896	197,029
3.50%, 9/1/2047	317,024	342,471
3.50% 10/1/2047	1,204,774	1,276,870
3.50% 11/1/2047	2,121,538	2,277,613
3.50%, 12/1/2047	227,695	241,331
3.50% 2/1/2048	1,150,681	1,219,283
3.50% 3/1/2048	5,714,053	6,120,509
3.50% 5/1/2048	233,353	249,400
3.50% 6/1/2048	227,537	240,927
3.50% 11/1/2048	841,203	904,742
3.50%, 3/1/2049	1,822,107	1,941,592
3.50% 4/1/2049	713,693	752,746
3.50%, 6/1/2049	149,891	158,107
3.50%, 7/1/2049	1,084,759	1,144,097
3.50% 8/1/2049	1,826,754	1,948,282
3.50% 9/1/2049	2,350,580	2,511,090
3.50% 10/1/2049	874,827	933,424
3.50% 12/1/2049	30,334,244	32,765,719
3.50% 1/1/2050	21,442,470	22,980,206
3.50% 6/1/2050	503,245	529,656
3.50%, 6/1/2051	2,236,251	2,354,969
3.50%, 7/1/2051	291,650	307,275
4.00%, 6/1/2025	99,858	105,185
4.00%, 2/1/2027	184,784	194,663
4.00%, 11/1/2033	44,682	47,105
4.00%, 6/1/2035	88,857	96,033
4.00%, 10/1/2039	297,370	324,093
4.00% 10/1/2040	609,120	664,063
4.00%, 12/1/2040	245,730	267,892
4.00% 1/1/2041	404,522	441,005
4.00%, 12/1/2041	45,881	50,041
4.00%, 2/1/2042	138,166	150,666
4.00%, 4/1/2042	22,805	24,873
4.00%, 6/1/2042	78,202	85,274
4.00%, 10/1/2043	111,379	121,475
4.00%, 12/1/2043	659,124	722,327
4.00% 5/1/2044	50,190	54,619
4.00% 7/1/2044	164,783	179,311
4.00%, 8/1/2044	85,070	92,561
4.00%, 10/1/2044	76,939	83,729
4.00% 11/1/2044	367,022	399,344
4.00%, 12/1/2044	21,379	23,265
Security Description	Principal Amount	Value
4.00%, 2/1/2045	$ 456,873	$ 493,868
4.00%, 4/1/2045	30,747	33,247
4.00% 5/1/2045	900,892	978,388
4.00%, 9/1/2045	96,270	104,065
4.00% 10/1/2045	523,459	565,876
4.00%, 11/1/2045	299,252	323,483
4.00% 12/1/2045	224,176	242,378
4.00%, 1/1/2046	382,252	413,335
4.00% 2/1/2046	1,903,389	2,057,512
4.00%, 9/1/2046	148,196	161,694
4.00%, 12/1/2046	211,773	228,921
4.00% 1/1/2047	3,023,321	3,270,638
4.00%, 5/1/2047	98,500	105,520
4.00%, 6/1/2047	105,435	112,941
4.00% 7/1/2047	379,353	409,000
4.00%, 8/1/2047	209,609	224,531
4.00%, 9/1/2047	105,634	113,154
4.00%, 11/1/2047	238,059	257,947
4.00%, 12/1/2047	112,639	120,658
4.00% 2/1/2048	797,036	853,840
4.00%, 3/1/2048	207,421	222,204
4.00%, 4/1/2048	169,924	180,975
4.00%, 5/1/2048	150,942	160,759
4.00%, 6/1/2048	2,396,150	2,630,789
4.00% 7/1/2048	159,551	169,928
4.00% 9/1/2048	1,441,714	1,535,103
4.00% 10/1/2048	1,472,321	1,586,342
4.00% 11/1/2048	770,704	837,151
4.00%, 12/1/2048	1,010,157	1,095,738
4.00% 1/1/2049	1,231,861	1,341,093
4.00% 3/1/2049	2,521,045	2,686,911
4.00%, 4/1/2049	2,796,138	3,012,307
4.00%, 6/1/2049	754,556	804,110
4.00% 7/1/2049	1,539,000	1,655,415
4.00%, 8/1/2049	258,208	275,165
4.00%, 9/1/2049	584,603	622,995
4.00%, 1/1/2050	1,845,806	1,967,025
4.00%, 5/1/2050	360,095	382,809
4.00%, 6/1/2050	525,424	558,567
4.00%, 7/1/2050	224,635	238,805
4.50%, 2/1/2039	43,127	47,566
4.50%, 7/1/2041	86,003	94,814
4.50%, 9/1/2041	22,098	24,362
4.50%, 10/1/2041	178,120	196,321
4.50%, 10/1/2043	57,072	62,854
4.50%, 3/1/2044	74,702	82,301
4.50%, 7/1/2044	249,296	274,662
4.50%, 9/1/2044	150,106	168,927
4.50%, 10/1/2044	95,491	105,159
4.50%, 7/1/2045	215,982	238,051
4.50%, 8/1/2045	26,347	29,008
4.50%, 3/1/2046	230,742	254,104
4.50%, 8/1/2046	147,586	164,626
4.50%, 3/1/2047	343,330	377,839
4.50%, 7/1/2047	344,372	379,406

See accompanying notes to financial statements.
297

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 12/1/2047	$ 183,874	$ 198,971
4.50%, 6/1/2048	1,151,393	1,257,151
4.50%, 7/1/2048	66,549	71,288
4.50%, 8/1/2048	200,799	215,063
4.50%, 9/1/2048	1,703,281	1,833,770
4.50%, 11/1/2048	39,558	42,375
4.50% 1/1/2049	828,794	895,217
4.50% 3/1/2049	2,081,143	2,267,764
4.50%, 4/1/2049	217,904	233,566
4.50%, 5/1/2049	394,232	422,196
4.50%, 8/1/2049	3,948,370	4,336,217
4.50%, 2/1/2050	748,364	801,505
4.50%, 4/1/2050	964,351	1,034,982
5.00%, 12/1/2033	228,749	254,963
5.00%, 9/1/2038	21,277	23,955
5.00%, 9/1/2039	93,200	104,847
5.00%, 12/1/2041	59,718	67,130
5.00%, 12/1/2044	198,281	222,723
5.00%, 7/1/2048	216,562	235,814
5.00% 8/1/2048	1,033,791	1,128,028
5.00% 9/1/2048	2,737,696	2,981,484
5.00%, 5/1/2049	1,747,786	1,902,678
5.00%, 9/1/2049	10,058,425	11,142,422
5.00%, 10/1/2049	3,143,860	3,423,845
5.00%, 11/1/2049	1,433,568	1,560,613
5.00%, 3/1/2050	2,597,813	2,828,036
5.50%, 9/1/2035	3,273	3,559
5.50%, 12/1/2036	9,028	10,046
5.50%, 7/1/2037	106,664	120,251
5.50%, 4/1/2038	109,461	124,138
5.50%, 5/1/2038	2,671	2,938
5.50%, 8/1/2038	143,538	162,782
6.00%, 7/1/2040	302,910	349,494
Federal National Mortgage Association:
1.50%, 10/1/2035	1,728,833	1,736,723
1.50% 11/1/2035	2,474,955	2,486,140
1.50% 12/1/2035	1,721,969	1,729,755
1.50%, 1/1/2036	2,521,928	2,533,437
1.50% 2/1/2036	7,897,900	7,934,753
1.50%, 3/1/2036	900,474	903,895
1.50%, 4/1/2036	1,226,863	1,231,798
1.50%, 6/1/2036	1,104,441	1,108,636
1.50%, 7/1/2036	8,871,917	8,905,619
1.50%, 8/1/2036	659,056	661,559
1.50%, 10/1/2036	1,136,959	1,141,278
1.50%, 12/1/2036	434,563	436,214
1.50%, 1/1/2037	40,000,000	40,151,948
1.50%, 5/1/2041	5,677,676	5,597,628
1.50%, 1/1/2042	5,000,000	4,929,507
1.50%, 12/1/2050	21,122,533	20,490,527
1.50%, 1/1/2051	7,313,203	7,094,386
1.50%, 3/1/2051	9,222,867	8,929,267
1.50%, 5/1/2051	963,710	933,032
1.50%, 7/1/2051	1,461,362	1,414,841
Security Description	Principal Amount	Value
1.50%, 8/1/2051	$ 2,633,371	$ 2,549,541
1.50%, 9/1/2051	258,396	250,171
1.50%, 10/1/2051	23,795,054	23,037,564
1.50%, 11/1/2051	12,429,538	12,033,857
2.00%, 2/1/2028	683,289	701,334
2.00%, 11/1/2031	104,766	107,394
2.00%, 2/1/2032	839,984	861,060
2.00%, 5/1/2035	1,589,295	1,628,972
2.00%, 7/1/2035	242,804	248,866
2.00%, 8/1/2035	8,178,448	8,419,910
2.00% 9/1/2035	17,100,706	17,558,491
2.00%, 10/1/2035	13,559,515	13,926,636
2.00%, 11/1/2035	3,847,204	3,943,248
2.00% 12/1/2035	12,096,374	12,400,478
2.00%, 1/1/2036	5,062,782	5,192,173
2.00% 2/1/2036	6,555,086	6,736,230
2.00%, 3/1/2036	3,148,526	3,238,592
2.00% 4/1/2036	5,445,303	5,600,605
2.00%, 5/1/2036	27,971,645	28,705,233
2.00% 7/1/2036	7,271,439	7,455,145
2.00%, 12/1/2036	21,247,911	21,780,999
2.00%, 8/1/2040	720,299	728,595
2.00%, 10/1/2040	3,461,110	3,501,010
2.00%, 11/1/2040	7,379,501	7,464,423
2.00%, 12/1/2040	4,228,290	4,276,900
2.00%, 1/1/2041	13,112,306	13,262,127
2.00%, 5/1/2041	1,883,811	1,906,060
2.00%, 6/1/2041	674,895	682,865
2.00% 10/1/2041	7,822,634	7,914,604
2.00%, 11/1/2041	8,636,912	8,737,275
2.00%, 6/1/2050	2,847,098	2,846,026
2.00% 7/1/2050	14,964,831	14,985,404
2.00%, 8/1/2050	6,087,729	6,099,928
2.00% 9/1/2050	7,946,795	7,952,715
2.00% 10/1/2050	2,570,798	2,583,434
2.00% 11/1/2050	41,256,111	41,368,011
2.00% 12/1/2050	12,227,503	12,228,873
2.00% 1/1/2051	39,428,810	39,419,766
2.00% 2/1/2051	64,549,811	64,597,010
2.00% 3/1/2051	63,827,978	63,793,764
2.00% 4/1/2051	38,187,773	38,137,436
2.00% 5/1/2051	40,822,148	40,779,505
2.00% 6/1/2051	33,229,732	33,209,778
2.00% 7/1/2051	43,348,972	43,268,494
2.00% 8/1/2051	2,445,847	2,441,194
2.00%, 9/1/2051	3,063,272	3,057,443
2.00% 10/1/2051	54,070,194	53,967,667
2.00% 11/1/2051	61,787,816	61,700,917
2.00%, 12/1/2051	1,497,322	1,496,796
2.00%, 1/1/2052	10,525,000	10,504,973
2.50% 12/1/2027	810,988	840,242
2.50% 7/1/2028	246,851	255,590
2.50%, 8/1/2028	118,450	122,643
2.50% 9/1/2028	1,642,483	1,701,731
2.50%, 10/1/2028	55,709	57,681

See accompanying notes to financial statements.
298

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 12/1/2028	$ 1,898,922	$ 1,966,143
2.50% 3/1/2029	307,032	318,022
2.50%, 6/1/2029	5,409,041	5,604,157
2.50%, 8/1/2029	321,111	332,694
2.50%, 2/1/2030	41,433	42,926
2.50%, 4/1/2030	212,885	220,773
2.50%, 5/1/2030	59,700	61,889
2.50%, 6/1/2030	977,392	1,013,225
2.50% 7/1/2030	1,505,883	1,559,252
2.50%, 8/1/2030	1,237,557	1,282,927
2.50%, 11/1/2030	185,260	192,124
2.50% 8/1/2031	1,227,382	1,273,990
2.50% 9/1/2031	1,708,985	1,772,793
2.50% 10/1/2031	1,027,507	1,066,339
2.50% 11/1/2031	1,592,983	1,652,759
2.50%, 12/1/2031	230,059	238,554
2.50%, 2/1/2032	641,398	666,343
2.50%, 4/1/2032	401,957	416,738
2.50%, 6/1/2032	2,978,190	3,088,155
2.50%, 8/1/2032	396,930	412,368
2.50%, 10/1/2032	546,782	566,888
2.50%, 12/1/2032	111,728	115,836
2.50% 1/1/2033	866,853	899,610
2.50%, 4/1/2033	926,842	962,889
2.50%, 12/1/2033	3,466,918	3,594,020
2.50%, 6/1/2034	257,823	266,773
2.50%, 8/1/2034	1,600,528	1,659,205
2.50%, 10/1/2034	287,498	297,993
2.50%, 12/1/2034	1,415,299	1,464,425
2.50% 1/1/2035	6,600,769	6,858,601
2.50%, 2/1/2035	2,112,942	2,186,284
2.50%, 4/1/2035	1,143,095	1,190,418
2.50%, 6/1/2035	7,606,432	7,911,016
2.50% 7/1/2035	7,037,884	7,309,803
2.50% 8/1/2035	8,610,306	8,949,160
2.50%, 1/1/2036	509,773	532,148
2.50%, 2/1/2036	2,546,939	2,651,170
2.50%, 7/1/2036	2,063,898	2,138,627
2.50%, 10/1/2036	1,195,540	1,239,145
2.50%, 2/1/2040	4,076,367	4,174,704
2.50%, 5/1/2040	2,168,116	2,228,937
2.50%, 7/1/2040	350,300	360,125
2.50%, 2/1/2041	8,453,755	8,690,326
2.50%, 12/1/2042	335,355	346,009
2.50%, 1/1/2043	4,735,446	4,885,882
2.50% 2/1/2043	918,239	947,409
2.50%, 4/1/2043	305,494	315,193
2.50%, 5/1/2043	220,414	227,412
2.50%, 8/1/2046	329,919	339,450
2.50%, 10/1/2046	869,098	894,205
2.50%, 4/1/2048	331,904	341,493
2.50% 11/1/2049	15,453,997	15,779,495
2.50%, 12/1/2049	1,675,239	1,710,523
2.50%, 1/1/2050	781,593	798,055
2.50%, 2/1/2050	961,952	982,213
Security Description	Principal Amount	Value
2.50%, 3/1/2050	$ 5,421,528	$ 5,558,899
2.50% 5/1/2050	1,741,690	1,778,674
2.50% 6/1/2050	34,366,534	35,316,918
2.50% 7/1/2050	27,538,054	28,264,452
2.50% 8/1/2050	38,967,044	40,101,005
2.50% 9/1/2050	14,254,128	14,560,893
2.50% 10/1/2050	13,980,118	14,282,956
2.50% 11/1/2050	3,635,825	3,713,028
2.50% 12/1/2050	2,348,589	2,398,459
2.50% 3/1/2051	7,435,722	7,618,152
2.50%, 4/1/2051	5,631,579	5,769,358
2.50% 5/1/2051	25,967,996	26,589,302
2.50% 7/1/2051	25,495,038	26,055,445
2.50% 8/1/2051	29,930,228	30,575,808
2.50% 9/1/2051	22,303,476	22,786,276
2.50%, 10/1/2051	4,967,412	5,084,134
2.50%, 11/1/2051	4,948,978	5,056,874
2.50%, 12/1/2051	5,982,173	6,113,057
2.50%, 1/1/2052	41,000,000	41,900,214
3.00% 12/1/2026	110,455	115,489
3.00%, 2/1/2027	15,193	15,886
3.00%, 4/1/2027	116,390	121,775
3.00%, 7/1/2027	170,779	178,681
3.00% 8/1/2027	469,693	491,281
3.00%, 6/1/2028	792,300	828,960
3.00%, 9/1/2028	118,676	124,167
3.00%, 10/1/2028	43,233	45,245
3.00%, 11/1/2028	75,230	78,736
3.00%, 6/1/2029	40,056	41,994
3.00%, 7/1/2029	61,338	64,306
3.00% 8/1/2029	79,373	83,213
3.00%, 9/1/2029	27,534	28,866
3.00%, 10/1/2029	126,413	132,530
3.00% 2/1/2030	265,230	277,693
3.00% 3/1/2030	1,488,401	1,561,917
3.00%, 4/1/2030	95,928	100,582
3.00% 5/1/2030	1,185,533	1,240,388
3.00%, 6/1/2030	36,974	38,768
3.00%, 7/1/2030	579,806	606,788
3.00% 9/1/2030	508,799	532,548
3.00%, 11/1/2030	248,885	260,959
3.00%, 12/1/2030	48,802	51,170
3.00% 1/1/2031	1,617,847	1,693,864
3.00% 4/1/2031	279,723	293,552
3.00%, 1/1/2032	170,477	178,665
3.00%, 6/1/2032	183,842	192,397
3.00%, 7/1/2032	314,143	329,710
3.00%, 8/1/2032	1,089,816	1,142,557
3.00% 11/1/2032	2,919,490	3,056,691
3.00% 12/1/2032	651,016	682,385
3.00%, 1/1/2033	136,513	143,120
3.00%, 3/1/2033	454,591	478,876
3.00%, 5/1/2033	84,649	88,745
3.00%, 9/1/2033	4,683,576	4,923,255
3.00% 2/1/2034	1,045,916	1,096,344

See accompanying notes to financial statements.
299

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 7/1/2034	$ 992,801	$ 1,045,200
3.00%, 10/1/2034	777,859	813,398
3.00%, 11/1/2034	720,638	756,370
3.00%, 12/1/2034	2,185,527	2,312,721
3.00% 1/1/2035	786,690	822,999
3.00%, 2/1/2035	94,563	99,365
3.00% 4/1/2035	980,808	1,037,491
3.00%, 5/1/2035	4,409,073	4,609,573
3.00%, 12/1/2035	173,988	181,900
3.00%, 2/1/2036	1,579,386	1,657,780
3.00%, 6/1/2036	2,063,882	2,164,999
3.00%, 8/1/2036	2,162,146	2,268,078
3.00%, 9/1/2036	217,002	227,633
3.00%, 12/1/2036	273,367	290,092
3.00%, 6/1/2037	3,580,001	3,755,398
3.00%, 8/1/2037	124,473	130,348
3.00%, 3/1/2038	1,019,564	1,067,683
3.00%, 8/1/2038	2,800,953	2,938,182
3.00%, 11/1/2039	190,269	197,466
3.00%, 2/1/2040	1,735,030	1,800,660
3.00%, 3/1/2040	3,931,161	4,116,695
3.00%, 4/1/2040	2,225,459	2,314,952
3.00%, 11/1/2041	6,188,233	6,479,653
3.00%, 9/1/2042	97,050	102,259
3.00% 10/1/2042	377,019	398,628
3.00% 12/1/2042	274,212	289,821
3.00%, 1/1/2043	1,179,381	1,244,493
3.00% 2/1/2043	453,499	478,679
3.00%, 3/1/2043	446,123	467,132
3.00% 4/1/2043	392,489	413,285
3.00% 5/1/2043	1,519,184	1,599,171
3.00% 6/1/2043	533,697	561,973
3.00% 7/1/2043	312,087	328,624
3.00% 8/1/2043	4,436,867	4,728,402
3.00%, 9/1/2043	82,416	86,782
3.00%, 1/1/2044	88,879	93,588
3.00% 10/1/2044	1,797,289	1,893,624
3.00%, 12/1/2044	507,841	526,722
3.00%, 1/1/2045	260,763	274,077
3.00% 4/1/2045	294,323	310,938
3.00% 5/1/2045	441,237	463,555
3.00%, 8/1/2045	437,106	460,265
3.00% 11/1/2045	201,046	211,216
3.00%, 12/1/2045	90,287	94,854
3.00%, 4/1/2046	3,436,135	3,609,935
3.00% 5/1/2046	661,154	699,224
3.00% 8/1/2046	1,686,886	1,778,466
3.00% 9/1/2046	7,035,316	7,395,071
3.00% 10/1/2046	7,551,638	7,933,959
3.00% 11/1/2046	3,564,848	3,741,594
3.00% 12/1/2046	433,926	456,389
3.00% 1/1/2047	4,846,741	5,145,430
3.00%, 2/1/2047	101,119	106,477
3.00% 3/1/2047	581,735	610,298
3.00% 4/1/2047	12,701,195	13,398,964
Security Description	Principal Amount	Value
3.00% 7/1/2047	$ 5,603,521	$ 5,867,405
3.00%, 8/1/2047	455,632	477,089
3.00%, 9/1/2047	445,211	469,377
3.00% 10/1/2047	6,705,298	7,016,635
3.00% 12/1/2047	2,448,953	2,564,280
3.00%, 1/1/2048	1,544,776	1,611,339
3.00%, 2/1/2048	1,265,494	1,320,023
3.00%, 4/1/2048	9,699,103	10,213,000
3.00%, 9/1/2048	1,961,061	2,053,412
3.00%, 11/1/2048	1,420,325	1,481,526
3.00%, 6/1/2049	538,255	558,267
3.00%, 7/1/2049	343,442	356,211
3.00% 9/1/2049	4,235,499	4,395,976
3.00% 10/1/2049	2,087,568	2,165,182
3.00% 11/1/2049	4,698,397	4,883,122
3.00% 12/1/2049	1,545,516	1,615,837
3.00% 1/1/2050	8,993,376	9,341,738
3.00% 2/1/2050	20,914,709	21,928,073
3.00% 3/1/2050	14,382,080	15,030,647
3.00% 4/1/2050	2,489,800	2,634,976
3.00% 7/1/2050	10,978,369	11,454,487
3.00% 8/1/2050	20,328,373	21,135,220
3.00% 9/1/2050	9,893,577	10,251,052
3.00%, 1/1/2051	2,861,105	2,964,160
3.00%, 3/1/2051	1,555,852	1,613,096
3.00%, 4/1/2051	2,753,591	2,854,903
3.00% 5/1/2051	10,949,282	11,363,603
3.00% 6/1/2051	10,419,677	10,809,472
3.00% 7/1/2051	4,672,994	4,845,459
3.00%, 8/1/2051	8,666,574	8,991,120
3.00%, 9/1/2051	10,050,652	10,432,468
3.50% 12/1/2025	69,686	73,400
3.50%, 1/1/2026	6,349	6,687
3.50%, 1/1/2027	39,433	41,535
3.50%, 1/1/2028	68,221	71,885
3.50%, 10/1/2028	666,811	703,304
3.50%, 1/1/2029	57,205	60,336
3.50%, 5/1/2029	79,831	84,222
3.50%, 10/1/2029	27,276	28,776
3.50%, 9/1/2030	6,755,586	7,165,518
3.50%, 12/1/2030	85,106	89,933
3.50%, 3/1/2031	490,434	518,249
3.50%, 6/1/2031	422,327	448,293
3.50%, 4/1/2032	238,382	254,108
3.50% 5/1/2032	4,067,278	4,302,552
3.50%, 7/1/2032	6,544,823	6,980,334
3.50% 9/1/2032	1,536,899	1,627,457
3.50%, 11/1/2032	3,440,458	3,655,237
3.50%, 2/1/2033	134,993	143,307
3.50%, 3/1/2033	252,133	268,443
3.50%, 4/1/2033	445,097	471,861
3.50%, 5/1/2033	281,070	299,910
3.50%, 6/1/2033	97,210	102,774
3.50%, 3/1/2034	342,821	361,676
3.50%, 4/1/2034	403,118	428,567

See accompanying notes to financial statements.
300

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.50% 6/1/2034	$ 221,755	$ 235,719
3.50%, 7/1/2034	56,824	59,886
3.50% 11/1/2034	744,980	787,310
3.50%, 5/1/2035	1,253,739	1,326,078
3.50%, 9/1/2035	808,613	854,474
3.50%, 2/1/2036	1,909,053	2,033,220
3.50%, 7/1/2037	118,039	125,757
3.50%, 10/1/2037	467,799	498,384
3.50%, 11/1/2037	1,097,416	1,169,166
3.50%, 2/1/2038	637,136	678,792
3.50%, 12/1/2038	108,574	114,847
3.50%, 6/1/2039	72,087	76,294
3.50%, 9/1/2040	447,635	478,743
3.50%, 12/1/2040	99,750	106,983
3.50%, 1/1/2041	90,230	96,773
3.50%, 2/1/2042	117,473	127,068
3.50% 5/1/2042	389,552	417,890
3.50%, 6/1/2042	182,551	195,830
3.50%, 7/1/2042	87,000	93,328
3.50%, 10/1/2042	624,627	670,064
3.50%, 1/1/2043	60,593	65,001
3.50%, 2/1/2043	836,437	905,698
3.50%, 4/1/2043	179,509	193,029
3.50% 5/1/2043	245,472	263,282
3.50%, 6/1/2043	677,528	726,595
3.50% 8/1/2043	1,446,898	1,569,750
3.50%, 1/1/2044	56,363	60,445
3.50%, 5/1/2044	347,290	377,218
3.50%, 8/1/2044	128,148	139,112
3.50%, 9/1/2044	171,480	184,080
3.50%, 10/1/2044	128,120	137,023
3.50%, 11/1/2044	574,425	616,633
3.50% 12/1/2044	1,593,931	1,704,699
3.50% 1/1/2045	193,373	206,811
3.50% 2/1/2045	2,637,757	2,836,609
3.50%, 3/1/2045	105,796	114,140
3.50%, 4/1/2045	209,016	223,148
3.50% 5/1/2045	530,202	567,664
3.50%, 6/1/2045	373,004	398,223
3.50% 7/1/2045	1,457,909	1,557,831
3.50% 8/1/2045	3,948,453	4,227,688
3.50% 9/1/2045	803,688	860,410
3.50%, 10/1/2045	313,063	334,230
3.50% 11/1/2045	2,356,940	2,520,307
3.50% 12/1/2045	2,536,567	2,708,071
3.50% 2/1/2046	1,125,119	1,200,193
3.50% 3/1/2046	7,081,206	7,639,754
3.50% 4/1/2046	1,276,645	1,360,204
3.50% 5/1/2046	303,827	323,713
3.50% 6/1/2046	412,409	439,640
3.50% 7/1/2046	549,815	586,704
3.50% 8/1/2046	4,173,072	4,464,324
3.50% 10/1/2046	792,107	843,952
3.50%, 11/1/2046	212,196	226,085
3.50%, 12/1/2046	89,480	95,337
Security Description	Principal Amount	Value
3.50% 1/1/2047	$ 3,652,047	$ 3,984,876
3.50% 2/1/2047	1,016,172	1,090,067
3.50% 3/1/2047	443,421	470,374
3.50% 4/1/2047	444,722	478,016
3.50% 5/1/2047	15,621,444	16,669,972
3.50%, 6/1/2047	869,589	928,384
3.50%, 7/1/2047	5,100,390	5,471,409
3.50%, 8/1/2047	116,085	122,995
3.50% 9/1/2047	1,149,482	1,232,197
3.50%, 10/1/2047	106,091	112,407
3.50% 11/1/2047	5,484,653	5,868,833
3.50% 12/1/2047	1,993,538	2,116,817
3.50% 1/1/2048	11,348,248	12,105,821
3.50% 2/1/2048	5,085,750	5,462,761
3.50% 3/1/2048	7,722,367	8,318,330
3.50% 4/1/2048	793,635	841,790
3.50% 5/1/2048	1,473,059	1,586,886
3.50%, 6/1/2048	181,826	191,904
3.50% 7/1/2048	13,024,693	13,971,359
3.50%, 8/1/2048	176,755	190,355
3.50%, 9/1/2048	30,089	31,757
3.50% 11/1/2048	1,604,497	1,700,012
3.50% 4/1/2049	4,234,881	4,552,537
3.50%, 6/1/2049	4,998,890	5,402,765
3.50%, 7/1/2049	1,734,791	1,829,528
3.50%, 8/1/2049	3,355,235	3,538,465
3.50% 9/1/2049	5,485,817	5,891,201
3.50%, 10/1/2049	1,548,691	1,633,265
3.50%, 11/1/2049	852,674	899,238
3.50%, 12/1/2049	384,396	407,258
3.50% 1/1/2050	2,633,476	2,777,291
3.50%, 3/1/2050	509,456	549,085
3.50% 4/1/2050	14,088,831	14,907,753
3.50% 5/1/2050	7,386,750	7,917,897
3.50% 6/1/2050	1,119,968	1,178,917
3.50%, 8/1/2050	1,668,766	1,756,291
3.50%, 11/1/2050	1,102,285	1,159,850
3.50%, 1/1/2051	2,602,623	2,744,752
3.50%, 6/1/2051	2,746,805	2,892,431
3.50%, 8/1/2051	1,797,051	1,900,230
4.00%, 5/1/2026	981,746	1,034,102
4.00%, 6/1/2026	542,419	571,345
4.00%, 8/1/2026	20,596	21,694
4.00%, 9/1/2027	75,541	79,592
4.00%, 5/1/2029	2,158,997	2,274,764
4.00%, 11/1/2033	49,142	51,797
4.00%, 1/1/2034	116,223	125,582
4.00%, 2/1/2034	102,377	107,906
4.00%, 8/1/2034	809,699	877,035
4.00%, 5/1/2037	77,290	83,096
4.00%, 6/1/2038	2,232,761	2,410,813
4.00%, 9/1/2038	122,060	130,937
4.00%, 2/1/2039	539,035	578,233
4.00%, 12/1/2039	1,993,890	2,173,493
4.00%, 9/1/2040	601,177	655,304

See accompanying notes to financial statements.
301

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 10/1/2040	$ 108,718	$ 118,507
4.00%, 12/1/2040	88,432	96,394
4.00%, 2/1/2041	133,827	145,876
4.00% 10/1/2041	490,473	534,694
4.00%, 12/1/2041	37,881	41,297
4.00%, 2/1/2042	260,660	284,163
4.00%, 4/1/2042	200,642	218,716
4.00%, 12/1/2042	276,950	301,899
4.00%, 9/1/2043	210,656	228,986
4.00% 10/1/2043	321,668	349,656
4.00%, 12/1/2043	65,666	71,380
4.00%, 2/1/2044	69,357	75,392
4.00%, 4/1/2044	11,368,526	12,450,930
4.00%, 5/1/2044	237,597	260,200
4.00%, 6/1/2044	35,423	38,534
4.00% 7/1/2044	1,625,132	1,766,618
4.00% 8/1/2044	388,802	428,966
4.00%, 9/1/2044	19,991	21,747
4.00% 10/1/2044	27,837	30,281
4.00% 11/1/2044	488,195	531,063
4.00% 12/1/2044	1,528,514	1,692,267
4.00%, 1/1/2045	167,096	181,768
4.00% 3/1/2045	2,427,165	2,649,736
4.00% 6/1/2045	1,857,847	2,018,242
4.00%, 7/1/2045	516,531	558,357
4.00%, 8/1/2045	384,454	417,905
4.00% 9/1/2045	385,178	416,367
4.00% 12/1/2045	2,008,302	2,177,777
4.00%, 2/1/2046	86,614	93,627
4.00% 3/1/2046	9,159,694	9,984,947
4.00% 4/1/2046	487,178	527,478
4.00%, 6/1/2046	134,767	147,964
4.00%, 7/1/2046	242,441	261,662
4.00% 9/1/2046	2,543,648	2,776,075
4.00%, 10/1/2046	777,650	839,306
4.00% 11/1/2046	3,804,931	4,146,137
4.00%, 12/1/2046	439,233	474,057
4.00%, 2/1/2047	171,058	187,347
4.00% 3/1/2047	656,150	704,210
4.00% 4/1/2047	12,807,043	14,045,393
4.00% 5/1/2047	856,983	922,230
4.00% 6/1/2047	2,749,802	2,944,651
4.00% 7/1/2047	2,442,894	2,660,220
4.00% 8/1/2047	608,610	656,728
4.00% 9/1/2047	6,436,013	7,035,765
4.00% 10/1/2047	5,707,459	6,111,885
4.00% 11/1/2047	394,187	422,119
4.00% 1/1/2048	6,838,806	7,323,400
4.00% 2/1/2048	5,939,595	6,366,025
4.00%, 4/1/2048	113,733	123,781
4.00% 5/1/2048	216,693	230,728
4.00% 6/1/2048	2,822,066	3,004,840
4.00% 7/1/2048	2,678,080	2,851,657
4.00% 8/1/2048	3,160,970	3,401,877
4.00% 9/1/2048	8,264,113	8,844,135
Security Description	Principal Amount	Value
4.00% 10/1/2048	$ 6,253,770	$ 6,786,079
4.00% 11/1/2048	1,143,737	1,218,073
4.00% 12/1/2048	3,641,427	3,906,941
4.00% 1/1/2049	1,261,357	1,366,231
4.00% 2/1/2049	293,472	318,157
4.00% 3/1/2049	3,730,616	4,015,158
4.00%, 4/1/2049	277,516	298,938
4.00%, 5/1/2049	91,594	97,583
4.00% 6/1/2049	7,740,262	8,345,814
4.00% 7/1/2049	7,644,450	8,341,421
4.00%, 8/1/2049	42,428	45,202
4.00%, 9/1/2049	2,374,503	2,529,757
4.00% 12/1/2049	2,705,194	2,917,050
4.00%, 3/1/2050	836,284	902,232
4.00% 4/1/2050	4,745,314	5,074,634
4.00% 6/1/2050	1,780,278	1,904,885
4.00%, 7/1/2050	602,085	639,990
4.00%, 9/1/2050	1,012,819	1,079,041
4.00%, 10/1/2050	1,942,924	2,065,242
4.00%, 12/1/2050	775,237	824,130
4.50%, 11/1/2024	10,204	10,613
4.50%, 3/1/2029	701,500	732,709
4.50%, 4/1/2031	34,880	37,784
4.50%, 6/1/2040	845,302	931,433
4.50%, 8/1/2040	1,530,245	1,686,166
4.50%, 9/1/2040	1,408,695	1,552,231
4.50%, 5/1/2041	82,691	91,117
4.50%, 9/1/2041	45,575	50,225
4.50%, 1/1/2042	104,530	115,195
4.50% 10/1/2042	755,712	835,442
4.50% 9/1/2043	207,572	228,673
4.50%, 10/1/2043	97,593	107,401
4.50% 12/1/2043	686,633	762,477
4.50%, 3/1/2044	40,607	44,727
4.50%, 4/1/2044	22,988	25,320
4.50%, 5/1/2044	78,776	86,693
4.50% 6/1/2044	1,827,115	2,014,499
4.50%, 8/1/2044	391,394	431,274
4.50%, 10/1/2044	102,654	113,069
4.50%, 12/1/2044	303,868	338,921
4.50%, 5/1/2045	310,633	346,466
4.50%, 10/1/2045	575,090	645,619
4.50%, 5/1/2046	522,196	568,310
4.50%, 7/1/2046	128,008	142,775
4.50%, 8/1/2046	208,999	230,453
4.50%, 5/1/2047	2,156,338	2,376,054
4.50%, 7/1/2047	391,398	434,848
4.50%, 8/1/2047	90,843	98,270
4.50%, 9/1/2047	171,800	185,847
4.50%, 12/1/2047	167,761	181,478
4.50%, 1/1/2048	424,338	459,034
4.50% 2/1/2048	5,712,234	6,179,286
4.50%, 6/1/2048	149,875	160,488
4.50% 7/1/2048	436,271	467,166
4.50% 8/1/2048	454,608	490,099

See accompanying notes to financial statements.
302

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.50% 9/1/2048	$ 1,633,675	$ 1,763,105
4.50% 10/1/2048	5,750,079	6,157,264
4.50% 11/1/2048	5,382,027	5,834,090
4.50%, 12/1/2048	158,019	169,209
4.50% 2/1/2049	6,488,032	7,027,462
4.50%, 3/1/2049	1,405,912	1,534,702
4.50%, 4/1/2049	318,479	340,987
4.50% 5/1/2049	2,810,516	3,031,400
4.50% 6/1/2049	1,103,656	1,181,769
4.50%, 8/1/2049	749,577	809,210
4.50% 9/1/2049	2,837,809	3,038,543
4.50%, 11/1/2049	6,260,944	6,813,841
4.50% 2/1/2050	1,428,102	1,529,050
4.50% 3/1/2050	5,484,641	5,926,250
4.50%, 4/1/2050	2,248,907	2,494,367
4.50%, 5/1/2050	1,341,080	1,445,211
4.50%, 6/1/2050	1,937,081	2,078,785
4.50%, 9/1/2050	2,247,220	2,406,355
4.50%, 10/1/2050	632,315	677,091
4.50%, 12/1/2050	259,447	277,802
5.00%, 6/1/2039	237,680	264,839
5.00%, 8/1/2039	272,987	306,920
5.00%, 6/1/2040	118,694	133,353
5.00%, 7/1/2040	56,833	63,853
5.00%, 9/1/2040	56,994	64,033
5.00%, 2/1/2041	40,190	45,154
5.00%, 6/1/2041	697,885	789,026
5.00%, 3/1/2042	107,078	120,302
5.00%, 7/1/2044	33,601	37,423
5.00%, 1/1/2045	28,160	31,364
5.00%, 5/1/2048	554,004	603,191
5.00%, 7/1/2048	274,221	298,542
5.00% 8/1/2048	322,213	359,550
5.00%, 9/1/2048	769,035	837,240
5.00%, 10/1/2048	1,518,802	1,653,503
5.00%, 11/1/2048	699,024	764,235
5.00%, 1/1/2049	118,078	128,551
5.00%, 8/1/2049	1,228,083	1,337,000
5.00%, 10/1/2049	920,953	1,002,720
5.00%, 12/1/2049	1,129,777	1,229,976
5.00%, 3/1/2050	1,150,284	1,251,955
5.50%, 1/1/2035	194,732	220,798
5.50%, 4/1/2036	93,291	105,825
5.50%, 11/1/2038	42,125	47,950
5.50%, 12/1/2038	17,791	20,225
5.50%, 12/1/2039	36,598	41,627
5.50%, 7/1/2041	83,121	94,039
5.50%, 4/1/2050	1,069,422	1,195,946
6.00%, 1/1/2037	22,076	24,898
6.00%, 9/1/2037	27,766	31,978
6.00%, 9/1/2039	20,674	23,857
6.00%, 6/1/2040	51,097	58,926
6.00%, 10/1/2040	67,322	77,863
TBA, 1.50%, 1/1/2037 (a)	28,550,000	28,639,932
TBA, 2.00%, 1/1/2037 (a)	10,100,000	10,346,036
Security Description	Principal Amount	Value
TBA, 2.00%, 1/1/2052 (a)	$ 69,575,000	$ 69,395,914
TBA, 2.50%, 1/1/2052 (a)	34,125,000	34,840,601
TBA, 3.00%, 1/1/2052 (a)	13,875,000	14,377,552
Government National Mortgage Association:
1.50%, 2/20/2051	931,055	908,925
1.50%, 9/20/2051	988,875	965,371
1.50%, 10/20/2051	496,819	485,010
1.50%, 11/20/2051	498,755	486,900
2.00%, 8/20/2050	1,589,637	1,606,558
2.00%, 9/20/2050	3,232,195	3,266,601
2.00%, 11/20/2050	2,514,176	2,540,939
2.00%, 12/20/2050	9,256,067	9,354,595
2.00%, 1/20/2051	22,328,450	22,566,130
2.00% 2/20/2051	10,092,824	10,204,577
2.00% 3/20/2051	19,570,464	19,774,806
2.00%, 4/20/2051	19,669,620	19,874,701
2.00%, 5/20/2051	19,026,351	19,224,726
2.00%, 6/20/2051	36,604,306	36,985,953
2.00%, 7/20/2051	2,733,485	2,761,985
2.00%, 8/20/2051	10,958,402	11,072,658
2.00%, 9/20/2051	13,349,068	13,488,249
2.00%, 10/20/2051	7,041,661	7,115,080
2.00%, 11/20/2051	10,172,118	10,278,176
2.00%, 12/20/2051	11,500,000	11,619,903
2.50%, 1/20/2043	40,490	41,891
2.50%, 3/20/2043	248,587	257,204
2.50%, 8/20/2046	651,917	671,859
2.50%, 10/20/2046	143,220	147,601
2.50%, 12/20/2046	1,224,068	1,261,512
2.50%, 9/20/2048	7,121,230	7,339,066
2.50%, 12/20/2049	910,101	932,718
2.50%, 1/20/2050	996,811	1,021,583
2.50%, 2/20/2050	1,156,070	1,185,236
2.50%, 7/20/2050	2,989,309	3,064,724
2.50%, 8/20/2050	9,403,141	9,640,366
2.50%, 9/20/2050	15,392,782	15,781,116
2.50%, 10/20/2050	18,215,464	18,675,010
2.50%, 11/20/2050	1,468,390	1,505,435
2.50%, 12/20/2050	8,792,171	9,013,983
2.50%, 1/20/2051	13,367,720	13,704,966
2.50% 2/20/2051	26,735,264	27,428,408
2.50% 3/20/2051	12,171,306	12,496,446
2.50% 4/20/2051	18,360,433	18,833,470
2.50%, 5/20/2051	2,251,386	2,309,306
2.50%, 6/20/2051	20,886,728	21,424,064
2.50%, 7/20/2051	15,197,104	15,588,068
2.50%, 8/20/2051	4,899,044	5,025,078
2.50%, 9/20/2051	2,582,991	2,649,442
2.50%, 10/20/2051	10,422,068	10,690,188
3.00%, 5/20/2032	189,252	198,159
3.00%, 5/15/2042	60,015	63,430
3.00%, 7/20/2042	119,827	126,788
3.00%, 8/20/2042	146,249	154,745
3.00%, 9/20/2042	178,641	189,019

See accompanying notes to financial statements.
303

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 12/20/2042	$ 150,441	$ 159,181
3.00%, 1/20/2043	224,812	237,872
3.00%, 3/20/2043	176,858	186,680
3.00%, 4/20/2043	106,541	112,458
3.00%, 8/20/2043	309,256	326,432
3.00%, 10/20/2043	712,258	751,816
3.00%, 11/20/2044	110,559	116,240
3.00%, 12/20/2044	223,610	235,100
3.00%, 2/15/2045	74,790	79,026
3.00%, 3/15/2045	42,306	44,336
3.00%, 3/20/2045	22,943	24,070
3.00%, 4/20/2045	6,693,565	7,022,515
3.00%, 5/20/2045	96,038	100,758
3.00%, 6/20/2045	8,093,928	8,491,698
3.00%, 7/20/2045	994,976	1,043,874
3.00%, 8/20/2045	43,071	45,188
3.00%, 9/20/2045	265,788	278,850
3.00%, 12/20/2045	112,306	117,825
3.00%, 1/20/2046	408,563	428,642
3.00% 2/20/2046	4,830,101	5,085,550
3.00%, 5/20/2046	129,939	135,833
3.00%, 6/20/2046	4,066,673	4,251,126
3.00%, 7/20/2046	94,786	99,085
3.00%, 8/20/2046	9,073,362	9,484,905
3.00%, 9/20/2046	3,514,880	3,674,306
3.00%, 10/20/2046	537,538	561,919
3.00%, 12/20/2046	709,121	741,285
3.00%, 1/20/2047	1,200,250	1,254,690
3.00%, 2/20/2047	214,964	224,714
3.00%, 6/20/2047	59,387	61,930
3.00%, 7/20/2047	4,066,336	4,240,462
3.00%, 9/20/2047	76,588	79,868
3.00%, 10/20/2047	1,783,776	1,860,160
3.00%, 11/20/2047	3,894,363	4,061,126
3.00%, 12/20/2047	1,944,697	2,027,972
3.00%, 1/20/2048	744,556	776,439
3.00%, 2/20/2048	344,482	359,233
3.00%, 3/20/2048	443,076	462,049
3.00%, 4/20/2048	611,235	637,409
3.00%, 9/20/2048	308,691	321,910
3.00%, 11/20/2048	1,226,293	1,271,477
3.00%, 12/20/2048	137,615	143,508
3.00%, 6/20/2049	111,423	116,194
3.00%, 8/20/2049	1,853,883	1,925,335
3.00%, 9/20/2049	2,949,613	3,062,529
3.00%, 11/20/2049	2,978,419	3,090,114
3.00%, 12/20/2049	1,721,583	1,786,145
3.00%, 1/20/2050	16,954,853	17,586,277
3.00%, 2/20/2050	4,851,607	5,031,027
3.00%, 3/20/2050	966,675	1,004,947
3.00%, 4/20/2050	13,674,695	14,216,820
3.00%, 5/20/2050	10,618,577	11,040,110
3.00%, 6/20/2050	13,214,277	13,739,556
3.00%, 7/20/2050	13,389,479	13,922,436
3.00%, 8/20/2050	6,083,534	6,326,007
Security Description	Principal Amount	Value
3.00%, 9/20/2050	$ 2,071,736	$ 2,154,310
3.00%, 12/20/2050	1,945,161	2,022,897
3.00%, 1/20/2051	575,910	598,987
3.00%, 5/20/2051	7,597,001	7,870,610
3.00%, 6/20/2051	1,408,747	1,459,648
3.00%, 7/20/2051	4,093,574	4,243,453
3.00%, 8/20/2051	967,932	1,003,837
3.50%, 12/20/2041	1,982,764	2,127,524
3.50%, 2/15/2042	101,081	107,951
3.50%, 4/15/2042	33,441	35,714
3.50%, 6/20/2042	246,306	264,347
3.50%, 10/20/2042	630,205	676,365
3.50%, 11/20/2042	13,770	14,779
3.50%, 2/20/2043	98,191	105,529
3.50% 3/20/2043	131,425	141,308
3.50% 4/20/2043	134,824	144,774
3.50%, 5/20/2043	108,945	117,087
3.50%, 7/20/2043	583,480	627,087
3.50%, 9/20/2043	127,756	137,304
3.50%, 10/20/2043	663,645	713,243
3.50%, 1/20/2044	81,255	87,327
3.50%, 3/20/2044	916,832	985,351
3.50%, 4/20/2044	92,716	98,174
3.50%, 5/20/2044	100,175	106,072
3.50%, 6/20/2044	2,383,893	2,524,222
3.50%, 7/20/2044	48,537	51,394
3.50%, 8/20/2044	71,067	75,250
3.50%, 10/20/2044	1,912,479	2,025,058
3.50%, 11/20/2044	185,888	196,830
3.50%, 12/20/2044	19,673	20,831
3.50%, 1/20/2045	705,099	746,605
3.50%, 2/20/2045	209,645	221,986
3.50%, 3/20/2045	23,726	25,135
3.50% 4/20/2045	2,267,031	2,401,685
3.50%, 5/20/2045	201,644	213,620
3.50%, 6/20/2045	42,925	45,474
3.50%, 7/20/2045	361,732	383,215
3.50%, 8/20/2045	219,651	232,697
3.50%, 9/20/2045	113,151	119,871
3.50%, 10/20/2045	376,945	399,333
3.50%, 11/20/2045	980,556	1,038,792
3.50%, 12/20/2045	28,158	29,830
3.50% 1/20/2046	1,911,880	2,025,429
3.50% 2/20/2046	4,947,978	5,241,846
3.50%, 4/20/2046	2,405,036	2,538,494
3.50%, 5/20/2046	966,452	1,020,082
3.50%, 6/20/2046	604,747	638,305
3.50%, 7/20/2046	9,609,078	10,142,298
3.50%, 8/20/2046	377,519	398,468
3.50%, 9/20/2046	432,026	456,000
3.50%, 10/20/2046	482,223	508,982
3.50%, 11/20/2046	2,265,861	2,391,596
3.50%, 12/20/2046	1,421,712	1,500,605
3.50%, 1/20/2047	92,408	97,536
3.50%, 2/20/2047	1,031,264	1,088,491

See accompanying notes to financial statements.
304

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 3/20/2047	$ 412,165	$ 432,705
3.50%, 5/20/2047	311,928	327,473
3.50%, 6/20/2047	172,957	181,577
3.50%, 7/20/2047	208,606	219,002
3.50%, 8/20/2047	366,422	384,683
3.50%, 9/20/2047	2,799,752	2,939,278
3.50%, 10/20/2047	2,668,827	2,801,828
3.50%, 12/20/2047	1,455,727	1,528,273
3.50%, 1/20/2048	6,419,063	6,738,957
3.50% 2/20/2048	1,197,175	1,258,173
3.50%, 4/20/2048	171,941	180,510
3.50%, 5/20/2048	1,424,980	1,495,994
3.50%, 6/20/2048	76,485	80,297
3.50%, 8/20/2048	55,657	58,405
3.50%, 11/20/2048	904,498	949,165
3.50%, 2/20/2049	79,984	83,934
3.50%, 3/20/2049	191,456	200,911
3.50%, 6/20/2049	3,098,355	3,239,058
3.50%, 7/20/2049	1,008,253	1,053,601
3.50%, 8/20/2049	1,512,491	1,579,860
3.50%, 9/20/2049	2,960,603	3,089,895
3.50%, 10/20/2049	9,942,064	10,376,241
3.50%, 11/20/2049	5,538,678	5,778,145
3.50%, 12/20/2049	1,513,822	1,578,614
3.50%, 1/20/2050	9,082,528	9,471,260
3.50%, 2/20/2050	10,038,445	10,468,091
3.50%, 3/20/2050	3,141,749	3,274,848
3.50%, 5/20/2050	2,233,448	2,327,095
3.50%, 6/20/2050	7,850,449	8,177,948
3.50%, 7/20/2050	2,501,713	2,606,078
3.50%, 11/20/2050	1,245,477	1,297,699
3.50%, 12/20/2050	5,149,373	5,364,190
3.50%, 1/20/2051	1,909,884	1,989,559
3.50%, 2/20/2051	1,845,836	1,922,427
3.50%, 5/20/2051	372,963	388,842
3.50%, 9/20/2051	2,965,496	3,111,316
4.00%, 2/15/2040	6,176	6,719
4.00%, 4/15/2040	56,463	61,445
4.00%, 11/20/2041	52,326	57,121
4.00%, 2/20/2042	56,958	62,177
4.00%, 5/20/2042	51,880	56,585
4.00%, 8/20/2042	24,355	26,563
4.00%, 8/20/2043	58,736	63,911
4.00%, 11/20/2043	344,413	374,754
4.00%, 3/20/2044	60,728	65,787
4.00%, 7/15/2044	80,777	87,220
4.00%, 7/20/2044	62,356	67,550
4.00%, 8/20/2044	150,549	163,090
4.00%, 12/20/2044	160,353	173,712
4.00%, 1/20/2045	56,653	61,373
4.00%, 2/20/2045	170,993	185,238
4.00%, 5/15/2045	17,786	19,130
4.00%, 6/15/2045	30,527	32,835
4.00%, 7/20/2045	204,733	220,968
4.00%, 8/20/2045	37,299	40,256
Security Description	Principal Amount	Value
4.00%, 10/20/2045	$ 72,751	$ 78,520
4.00%, 11/20/2045	195,671	211,188
4.00%, 1/20/2046	47,254	51,002
4.00%, 4/20/2046	159,279	171,910
4.00%, 5/20/2046	341,157	368,211
4.00%, 1/20/2047	275,078	295,308
4.00%, 3/20/2047	172,040	184,692
4.00%, 4/20/2047	43,824	46,809
4.00%, 5/20/2047	106,281	113,437
4.00%, 6/20/2047	111,534	118,955
4.00%, 7/20/2047	2,361,086	2,516,331
4.00%, 8/20/2047	123,516	131,540
4.00%, 9/20/2047	610,146	649,304
4.00%, 11/20/2047	1,811,165	1,924,550
4.00%, 2/20/2048	1,618,702	1,717,490
4.00%, 3/20/2048	1,900,881	2,015,394
4.00%, 4/20/2048	4,633,235	4,916,426
4.00%, 5/20/2048	340,971	361,697
4.00%, 6/20/2048	4,221,930	4,477,145
4.00%, 8/20/2048	1,934,065	2,049,030
4.00%, 9/20/2048	208,588	220,986
4.00%, 10/20/2048	390,373	413,446
4.00%, 11/20/2048	278,451	294,816
4.00%, 2/20/2049	484,070	512,031
4.00%, 3/20/2049	1,248,552	1,320,251
4.00%, 4/20/2049	420,463	442,559
4.00%, 5/20/2049	3,039,684	3,201,178
4.00%, 6/20/2049	3,651,215	3,847,302
4.00%, 7/20/2049	11,216,437	11,818,811
4.00%, 10/20/2049	1,072,828	1,130,444
4.00%, 11/20/2049	162,750	171,584
4.00%, 12/20/2049	844,442	890,278
4.00%, 1/20/2050	1,092,970	1,151,668
4.00%, 2/20/2050	550,583	579,834
4.00%, 3/20/2050	7,661,539	8,072,999
4.00%, 6/20/2050	6,129,076	6,458,236
4.00%, 7/20/2050	1,257,184	1,323,252
4.00%, 8/20/2050	495,602	521,933
4.50%, 6/15/2039	10,664	11,808
4.50%, 4/15/2040	50,876	56,362
4.50%, 6/15/2040	34,790	38,542
4.50%, 9/20/2040	50,231	55,897
4.50%, 3/15/2041	30,216	33,474
4.50%, 6/15/2041	13,391	14,848
4.50%, 7/15/2041	26,570	29,460
4.50%, 7/20/2041	97,733	108,680
4.50%, 12/20/2041	82,625	91,945
4.50%, 10/20/2043	21,324	23,646
4.50%, 12/20/2043	60,445	67,026
4.50%, 1/20/2044	49,084	54,428
4.50%, 4/20/2044	68,010	75,415
4.50%, 5/20/2045	34,703	38,317
4.50%, 10/20/2045	50,514	55,773
4.50%, 11/20/2045	129,404	142,877
4.50%, 1/20/2046	2,592,645	2,862,582

See accompanying notes to financial statements.
305

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 6/20/2046	$ 103,354	$ 114,115
4.50%, 7/20/2046	58,413	64,495
4.50%, 12/20/2046	239,672	265,766
4.50%, 3/20/2047	619,981	666,457
4.50%, 6/20/2047	593,416	637,901
4.50%, 8/20/2047	83,092	89,321
4.50%, 12/20/2047	45,570	48,955
4.50%, 1/20/2048	95,396	102,483
4.50%, 3/20/2048	51,655	55,443
4.50%, 4/20/2048	1,056,983	1,129,405
4.50%, 6/20/2048	579,410	614,552
4.50%, 7/20/2048	605,986	642,384
4.50%, 8/20/2048	1,227,010	1,300,348
4.50%, 9/20/2048	1,794,925	1,901,678
4.50%, 11/20/2048	97,185	102,908
4.50%, 12/20/2048	2,075,885	2,197,515
4.50%, 1/20/2049	2,904,323	3,073,638
4.50%, 2/20/2049	535,064	566,099
4.50%, 4/20/2049	265,277	280,664
4.50%, 5/20/2049	227,258	240,372
4.50%, 6/20/2049	3,818,183	4,038,526
4.50%, 7/20/2049	1,233,694	1,304,889
4.50%, 9/20/2049	488,344	516,814
4.50%, 2/20/2050	3,040,744	3,217,117
4.50%, 4/20/2050	4,503,390	4,765,177
4.50%, 5/20/2050	798,696	845,494
4.50%, 10/20/2050	4,073,062	4,320,104
5.00%, 12/15/2038	17,744	19,802
5.00%, 5/15/2039	26,940	29,860
5.00%, 5/20/2041	588,253	667,516
5.00%, 11/20/2042	86,101	97,760
5.00%, 3/20/2043	16,988	19,286
5.00%, 4/20/2043	42,310	48,040
5.00%, 5/20/2043	15,086	17,129
5.00%, 8/20/2043	65,691	74,557
5.00%, 5/20/2044	40,034	45,437
5.00%, 6/20/2044	23,250	26,388
5.00%, 7/20/2044	59,205	67,183
5.00%, 12/20/2045	289,168	328,197
5.00%, 4/20/2048	35,254	38,087
5.00%, 5/20/2048	209,802	226,162
5.00%, 7/20/2048	72,313	77,364
5.00%, 10/20/2048	106,154	113,569
Security Description	Principal Amount	Value
5.00%, 1/20/2049	$ 692,031	$ 740,371
5.00%, 4/20/2049	326,572	349,385
5.00%, 6/20/2049	2,095,209	2,241,566
5.00%, 7/20/2049	293,686	314,201
5.00%, 5/20/2050	748,488	808,635
5.50%, 9/15/2035	28,004	30,151
5.50%, 7/15/2038	11,486	12,684
5.50%, 3/15/2039	56,140	64,059
5.50%, 2/20/2049	75,147	83,062
6.00%, 8/15/2040	18,899	21,746
6.00%, 9/15/2040	31,990	36,959
6.00%, 1/20/2046	91,489	106,373
TBA, 2.00%, 1/1/2052 (a)	20,975,000	21,175,101
TBA, 2.50%, 1/1/2052 (a)	23,200,000	23,774,896
TBA, 3.00%, 1/1/2052 (a)	10,000,000	10,350,400
TBA, 3.50%, 1/1/2052 (a)	3,000,000	3,123,270
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,249,487,403)		4,210,101,260
	Shares
SHORT-TERM INVESTMENT — 6.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (b) (c) (Cost $257,426,979)	257,436,126	257,461,870
TOTAL INVESTMENTS — 105.6% (Cost $4,506,914,382)		4,467,563,130
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.6)%		(238,897,184)
NET ASSETS — 100.0%		$ 4,228,665,946
(a)	Security, or a portion of the security has been designated as collateral for TBA securities.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2021.
TBA	To Be Announced

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$ —	$4,210,101,260	$—	$4,210,101,260
Short-Term Investment	257,461,870	—	—	257,461,870
See accompanying notes to financial statements.
306

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL INVESTMENTS	$257,461,870	$4,210,101,260	$—	$4,467,563,130

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	351,686,022	$351,791,527	$826,606,755	$920,872,554	$(21,483)	$(42,375)	257,436,126	$257,461,870	$66,131
See accompanying notes to financial statements.
307

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2021 (Unaudited)

	SPDR Portfolio Aggregate Bond ETF	SPDR Portfolio Intermediate Term Corporate Bond ETF	SPDR Portfolio Long Term Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$6,494,884,082	$5,568,953,589	$1,018,846,967
Investments in affiliated issuers, at value	426,672,104	135,610,932	12,796,455
Total Investments	6,921,556,186	5,704,564,521	1,031,643,422
Net cash at broker	60,000	—	—
Receivable for investments sold	31,185,462	14,921,074	15,751,005
Receivable for fund shares sold	—	28,918,615	—
Dividends receivable — unaffiliated issuers	—	—	—
Dividends receivable — affiliated issuers	8,558	585	108
Interest receivable — unaffiliated issuers	28,694,667	42,485,173	9,638,573
Securities lending income receivable — unaffiliated issuers	2,744	7,767	423
Securities lending income receivable — affiliated issuers	14,477	12,138	2,545
Receivable from Adviser	17,001	—	—
Receivable for foreign taxes recoverable	5,818	14,517	—
Other Receivable	24,712	631	—
TOTAL ASSETS	6,981,569,625	5,790,925,021	1,057,036,076
LIABILITIES
Due to custodian	913,926	584,317	12,605
Payable upon return of securities loaned	123,404,458	95,988,923	9,724,005
Payable for investments purchased	330,562,719	47,905,304	1,159,440
Payable for fund shares repurchased	—	14,459,399	15,778,322
Advisory fee payable	165,486	192,102	35,948
Trustees’ fees and expenses payable	6,660	8,063	1,077
TOTAL LIABILITIES	455,053,249	159,138,108	26,711,397
NET ASSETS	$6,526,516,376	$5,631,786,913	$1,030,324,679
NET ASSETS CONSIST OF:
Paid-in Capital	$6,483,841,747	$5,737,964,514	$1,065,938,832
Total distributable earnings (loss)	42,674,629	(106,177,601)	(35,614,153)
NET ASSETS	$6,526,516,376	$5,631,786,913	$1,030,324,679
NET ASSET VALUE PER SHARE
Net asset value per share	$ 29.65	$ 36.15	$ 31.56
Shares outstanding (unlimited amount authorized, $0.01 par value)	220,100,264	155,800,072	32,649,986
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$6,416,074,777	$5,637,243,727	$1,044,869,844
Investments in affiliated issuers	426,699,055	135,610,932	12,796,520
Total cost of investments	$6,842,773,832	$5,772,854,659	$1,057,666,364
* Includes investments in securities on loan, at value	$ 158,108,347	$ 189,984,445	$ 14,453,257
See accompanying notes to financial statements.
308

SPDR Portfolio Long Term Treasury ETF	SPDR Portfolio Short Term Corporate Bond ETF	SPDR Portfolio Short Term Treasury ETF	SPDR Portfolio TIPS ETF	SPDR Portfolio Intermediate Term Treasury ETF

$4,846,240,643	$7,756,069,866	$3,876,984,796	$ 3,711,751,297	$3,472,091,036
14,905,823	325,774,807	102,212,120	52,196,529	85,229,676
4,861,146,466	8,081,844,673	3,979,196,916	3,763,947,826	3,557,320,712
—	—	—	—	—
12,690,017	1,235,416	—	22,829,062	—
4,206,211	9,281,321	—	—	—
—	—	28	—	—
78	2,205	—	131	33
28,038,134	53,295,623	10,967,729	9,042,236	11,837,380
129	936	—	466	—
1,256	8,855	14,422	3,885	11,196
—	—	—	—	—
—	5,704	—	—	—
1	42	—	—	—
4,906,082,292	8,145,674,775	3,990,179,095	3,795,823,606	3,569,169,321

—	764,326	—	—	—
13,667,103	67,042,275	100,923,590	51,713,574	84,162,863
17,175,632	141,964,585	—	22,058,506	—
—	—	—	—	—
248,387	269,322	196,391	369,842	171,825
463	9,837	3,085	2,032	1,830
31,091,585	210,050,345	101,123,066	74,143,954	84,336,518
$4,874,990,707	$7,935,624,430	$3,889,056,029	$3,721,679,652	$3,484,832,803

$5,057,929,269	$7,983,710,938	$3,915,320,631	$3,580,554,239	$3,583,325,282
(182,938,562)	(48,086,508)	(26,264,602)	141,125,413	(98,492,479)
$4,874,990,707	$7,935,624,430	$3,889,056,029	$3,721,679,652	$3,484,832,803

$ 42.32	$ 30.94	$ 30.43	$ 31.46	$ 32.06
115,200,000	256,500,000	127,800,000	118,300,450	108,700,336

$4,990,027,885	$7,799,543,970	$3,903,477,694	$3,552,553,490	$3,560,359,582
14,905,823	325,774,807	102,212,120	52,196,529	85,229,676
$5,004,933,708	$8,125,318,777	$4,005,689,814	$3,604,750,019	$3,645,589,258
$ 13,406,817	$ 84,312,962	$ 98,895,090	$ 50,798,797	$ 82,519,202
309

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2021 (Unaudited)

	SPDR Portfolio High Yield Bond ETF	SPDR Portfolio Corporate Bond ETF	SPDR Portfolio Mortgage Backed Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$582,479,653	$362,296,858	$4,210,101,260
Investments in affiliated issuers, at value	23,000,319	8,774,668	257,461,870
Total Investments	605,479,972	371,071,526	4,467,563,130
Net cash at broker	—	—	290,030
Receivable for investments sold	1,617,863	—	24,304,580
Receivable for fund shares sold	—	—	15,199,971
Dividends receivable — unaffiliated issuers	—	156	—
Dividends receivable — affiliated issuers	171	—	7,654
Interest receivable — unaffiliated issuers	8,741,317	2,972,696	8,619,371
Securities lending income receivable — unaffiliated issuers	735	699	—
Securities lending income receivable — affiliated issuers	11,663	1,086	—
Receivable from Adviser	26	—	8,794
Receivable for foreign taxes recoverable	9,479	489	—
Other Receivable	—	—	7,600
TOTAL ASSETS	615,861,226	374,046,652	4,516,001,130
LIABILITIES
Due to custodian	211,251	9	—
Payable upon return of securities loaned	18,499,820	8,172,590	—
Payable for investments purchased	3,199,079	—	287,191,633
Advisory fee payable	47,979	9,265	142,966
Trustees’ fees and expenses payable	—	179	585
TOTAL LIABILITIES	21,958,129	8,182,043	287,335,184
NET ASSETS	$593,903,097	$365,864,609	$4,228,665,946
NET ASSETS CONSIST OF:
Paid-in Capital	$595,332,043	$365,876,392	$4,379,395,474
Total distributable earnings (loss)	(1,428,946)	(11,783)	(150,729,528)
NET ASSETS	$593,903,097	$365,864,609	$4,228,665,946
NET ASSET VALUE PER SHARE
Net asset value per share	$ 26.51	$ 34.84	$ 25.37
Shares outstanding (unlimited amount authorized, $0.01 par value)	22,400,000	10,500,000	166,700,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$580,123,901	$ 362,113,973	$4,249,487,403
Investments in affiliated issuers	23,000,407	8,774,668	257,426,979
Total cost of investments	$603,124,308	$370,888,641	$4,506,914,382
* Includes investments in securities on loan, at value	$ 19,668,308	$ 17,276,538	$ —
See accompanying notes to financial statements.
310

[This Page Intentionally Left Blank]
311

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2021 (Unaudited)

	SPDR Portfolio Aggregate Bond ETF	SPDR Portfolio Intermediate Term Corporate Bond ETF	SPDR Portfolio Long Term Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 56,899,910	$ 44,550,517	$ 14,704,104
Dividend income — affiliated issuers	73,066	3,360	890
Unaffiliated securities lending income	11,720	32,968	2,387
Affiliated securities lending income	114,557	110,435	15,402
Foreign taxes withheld	(362)	(313)	—
TOTAL INVESTMENT INCOME (LOSS)	57,098,891	44,696,967	14,722,783
EXPENSES
Advisory fee	973,526	1,984,581	319,605
Trustees’ fees and expenses	32,935	35,584	5,381
Miscellaneous expenses	79	75	11
TOTAL EXPENSES	1,006,540	2,020,240	324,997
Expenses waived/reimbursed by the Adviser	(210,930)	—	—
NET EXPENSES	795,610	2,020,240	324,997
NET INVESTMENT INCOME (LOSS)	$ 56,303,281	$ 42,676,727	$ 14,397,786
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,826,627	893,486	(738,808)
Investments — affiliated issuers	(28,616)	(870)	(268)
In-kind redemptions — unaffiliated issuers	10,379,118	19,088,540	16,357,602
Net realized gain (loss)	14,177,129	19,981,156	15,618,526
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(71,382,743)	(92,515,083)	(21,238,167)
Investments — affiliated issuers	(43,574)	—	(65)
Net change in unrealized appreciation/depreciation	(71,426,317)	(92,515,083)	(21,238,232)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(57,249,188)	(72,533,927)	(5,619,706)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (945,907)	$(29,857,200)	$ 8,778,080
See accompanying notes to financial statements.
312

SPDR Portfolio Long Term Treasury ETF	SPDR Portfolio Short Term Corporate Bond ETF	SPDR Portfolio Short Term Treasury ETF	SPDR Portfolio TIPS ETF	SPDR Portfolio Intermediate Term Treasury ETF

$ 37,702,158	$ 32,613,502	$ 4,833,412	$ 82,210,912	$ 10,526,346
821	6,394	306	609	465
426	3,781	—	—	—
35,232	55,554	80,628	69,444	100,105
—	—	—	—	—
37,738,637	32,679,231	4,914,346	82,280,965	10,626,916

1,289,746	2,562,981	1,070,671	1,884,789	948,391
17,218	43,468	18,106	14,140	16,021
50	96	43	37	38
1,307,014	2,606,545	1,088,820	1,898,966	964,450
—	—	—	—	—
1,307,014	2,606,545	1,088,820	1,898,966	964,450
$ 36,431,623	$ 30,072,686	$ 3,825,526	$ 80,381,999	$ 9,662,466

(5,606,991)	9,863,872	479,307	172,325	(3,851,292)
—	—	—	—	—
62,681,375	4,109,873	(182,797)	17,680,854	(177,701)
57,074,384	13,973,745	296,510	17,853,179	(4,028,993)

53,560,021	(76,978,330)	(23,630,819)	24,116,356	(26,547,757)
—	—	—	—	—
53,560,021	(76,978,330)	(23,630,819)	24,116,356	(26,547,757)
110,634,405	(63,004,585)	(23,334,309)	41,969,535	(30,576,750)
$147,066,028	$(32,931,899)	$(19,508,783)	$122,351,534	$(20,914,284)
313

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2021 (Unaudited)

	SPDR Portfolio High Yield Bond ETF	SPDR Portfolio Corporate Bond ETF	SPDR Portfolio Mortgage Backed Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 11,511,323	$ 4,680,771	$ 19,670,906
Dividend income — affiliated issuers	908	292	66,131
Unaffiliated securities lending income	3,853	2,575	—
Affiliated securities lending income	55,957	9,606	—
Foreign taxes withheld	(1,050)	—	—
TOTAL INVESTMENT INCOME (LOSS)	11,570,991	4,693,244	19,737,037
EXPENSES
Advisory fee	254,654	60,321	827,478
Trustees’ fees and expenses	1,920	1,957	18,880
Miscellaneous expenses	4	5	50
TOTAL EXPENSES	256,578	62,283	846,408
Expenses waived/reimbursed by the Adviser	—	—	(219,282)
NET EXPENSES	256,578	62,283	627,126
NET INVESTMENT INCOME (LOSS)	$11,314,413	$ 4,630,961	$ 19,109,911
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,068,575	771,454	(1,998,734)
Investments — affiliated issuers	(406)	(209)	(21,483)
In-kind redemptions — unaffiliated issuers	3,326,754	3,460,447	—
Net realized gain (loss)	4,394,923	4,231,692	(2,020,217)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(7,479,039)	(9,500,614)	(32,877,101)
Investments — affiliated issuers	(99)	(2)	(42,375)
Net change in unrealized appreciation/depreciation	(7,479,138)	(9,500,616)	(32,919,476)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(3,084,215)	(5,268,924)	(34,939,693)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 8,230,198	$ (637,963)	$(15,829,782)
See accompanying notes to financial statements.
314

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315

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Portfolio Aggregate Bond ETF		SPDR Portfolio Intermediate Term Corporate Bond ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 56,303,281	$ 104,966,384	$ 42,676,727	$ 105,545,260
Net realized gain (loss)	14,177,129	42,011,354	19,981,156	200,793,043
Net change in unrealized appreciation/depreciation	(71,426,317)	(164,699,618)	(92,515,083)	(146,637,333)
Net increase (decrease) in net assets resulting from operations	(945,907)	(17,721,880)	(29,857,200)	159,700,970
Net equalization credits and charges	260,290	1,068,484	(460,341)	(31,788)
Distributions to shareholders	(75,802,339)	(123,473,443)	(53,808,431)	(112,848,604)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	893,011,822	2,140,878,645	9,585,307,692	12,423,906,950
Cost of shares redeemed	(448,949,213)	(994,935,363)	(10,552,522,768)	(12,123,329,431)
Net income equalization	(260,290)	(1,068,484)	460,341	31,788
Other Capital	212,668	495,059	265,351	225,828
Net increase (decrease) in net assets from beneficial interest transactions	444,014,987	1,145,369,857	(966,489,384)	300,835,135
Net increase (decrease) in net assets during the period	367,527,031	1,005,243,018	(1,050,615,356)	347,655,713
Net assets at beginning of period	6,158,989,345	5,153,746,327	6,682,402,269	6,334,746,556
NET ASSETS AT END OF PERIOD	$6,526,516,376	$6,158,989,345	$ 5,631,786,913	$ 6,682,402,269
SHARES OF BENEFICIAL INTEREST:
Shares sold	29,800,000	70,600,000	262,400,000	339,400,000
Shares redeemed	(15,000,000)	(32,700,000)	(288,800,000)	(331,000,000)
Net increase (decrease) from share transactions	14,800,000	37,900,000	(26,400,000)	8,400,000
See accompanying notes to financial statements.
316

SPDR Portfolio Long Term Corporate Bond ETF		SPDR Portfolio Long Term Treasury ETF		SPDR Portfolio Short Term Corporate Bond ETF
Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21

$ 14,397,786	$ 27,649,108	$ 36,431,623	$ 46,346,185	$ 30,072,686	$ 94,285,065
15,618,526	36,060,631	57,074,384	82,219,923	13,973,745	82,973,520
(21,238,232)	(26,765,058)	53,560,021	(402,617,571)	(76,978,330)	(80,982,319)
8,778,080	36,944,681	147,066,028	(274,051,463)	(32,931,899)	96,276,266
(341,729)	233,574	1,156,884	1,581,937	31,269	697,001
(16,440,348)	(27,420,897)	(42,712,711)	(45,948,756)	(53,468,673)	(105,342,648)

2,516,163,480	4,486,003,911	2,764,201,959	2,894,303,948	1,293,764,735	2,869,024,947
(2,477,802,024)	(4,227,450,069)	(1,597,621,996)	(1,382,579,369)	(1,006,922,141)	(1,787,818,064)
341,729	(233,574)	(1,156,884)	(1,581,937)	(31,269)	(697,001)
157,694	291,600	1,737	2,558	6,498	24,363
38,860,879	258,611,868	1,165,424,816	1,510,145,200	286,817,823	1,080,534,245
30,856,882	268,369,226	1,270,935,017	1,191,726,918	200,448,520	1,072,164,864
999,467,797	731,098,571	3,604,055,690	2,412,328,772	7,735,175,910	6,663,011,046
$ 1,030,324,679	$ 999,467,797	$ 4,874,990,707	$ 3,604,055,690	$ 7,935,624,430	$ 7,735,175,910

78,800,000	143,900,000	65,600,000	68,200,000	41,500,000	91,600,000
(77,600,000)	(135,700,000)	(37,700,000)	(32,300,000)	(32,300,000)	(57,100,000)
1,200,000	8,200,000	27,900,000	35,900,000	9,200,000	34,500,000
317

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Short Term Treasury ETF		SPDR Portfolio TIPS ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 3,825,526	$ 7,237,922	$ 80,381,999	$ 75,773,536
Net realized gain (loss)	296,510	10,422,155	17,853,179	54,242,761
Net change in unrealized appreciation/depreciation	(23,630,819)	(17,509,960)	24,116,356	752,504
Net increase (decrease) in net assets resulting from operations	(19,508,783)	150,117	122,351,534	130,768,801
Net equalization credits and charges	(99,791)	(108,799)	(12,091,223)	(8,994,543)
Distributions to shareholders	(4,076,537)	(8,504,668)	(96,097,590)	(60,562,184)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	656,019,778	1,275,890,126	1,248,246,242	1,242,498,023
Cost of shares redeemed	(241,265,042)	(969,579,179)	(157,084,206)	(499,427,862)
Net income equalization	99,791	108,799	12,091,223	8,994,543
Other Capital	531	1,554	6,818	14,659
Net increase (decrease) in net assets from beneficial interest transactions	414,855,058	306,421,300	1,103,260,077	752,079,363
Net increase (decrease) in net assets during the period	391,169,947	297,957,950	1,117,422,798	813,291,437
Net assets at beginning of period	3,497,886,082	3,199,928,132	2,604,256,854	1,790,965,417
NET ASSETS AT END OF PERIOD	$3,889,056,029	$3,497,886,082	$3,721,679,652	$2,604,256,854
SHARES OF BENEFICIAL INTEREST:
Shares sold	21,500,000	41,600,000	39,700,000	40,300,000
Shares redeemed	(7,900,000)	(31,600,000)	(5,000,000)	(16,200,000)
Net increase (decrease) from share transactions	13,600,000	10,000,000	34,700,000	24,100,000
See accompanying notes to financial statements.
318

SPDR Portfolio Intermediate Term Treasury ETF		SPDR Portfolio High Yield Bond ETF		SPDR Portfolio Corporate Bond ETF
Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21

$ 9,662,466	$ 11,706,979	$ 11,314,413	$ 11,158,479	$ 4,630,961	$ 7,325,167
(4,028,993)	48,033,051	4,394,923	3,534,692	4,231,692	2,906,990
(26,547,757)	(103,789,466)	(7,479,138)	12,645,114	(9,500,616)	(2,082,477)
(20,914,284)	(44,049,436)	8,230,198	27,338,285	(637,963)	8,149,680
18,570	(447,324)	495,899	414,378	(57,686)	150,421
(10,798,336)	(12,362,552)	(14,685,834)	(10,867,742)	(6,180,913)	(7,652,963)

646,691,686	1,312,769,846	293,622,085	323,545,936	139,496,324	197,011,310
(199,798,473)	(2,360,608,504)	(101,295,981)	(34,387,582)	(115,240,333)	(43,893,376)
(18,570)	447,324	(495,899)	(414,378)	57,686	(150,421)
330	982	—	13,168	—	—
446,874,973	(1,047,390,352)	191,830,205	288,757,144	24,313,677	152,967,513
415,180,923	(1,104,249,664)	185,870,468	305,642,065	17,437,115	153,614,651
3,069,651,880	4,173,901,544	408,032,629	102,390,564	348,427,494	194,812,843
$3,484,832,803	$ 3,069,651,880	$ 593,903,097	$408,032,629	$ 365,864,609	$348,427,494

20,100,000	40,200,000	11,000,000	12,300,000	3,950,000	5,550,000
(6,200,000)	(71,100,000)	(3,800,000)	(1,300,000)	(3,300,000)	(1,250,000)
13,900,000	(30,900,000)	7,200,000	11,000,000	650,000	4,300,000
319

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Mortgage Backed Bond ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 19,109,911	$ 23,324,444
Net realized gain (loss)	(2,020,217)	(305,017)
Net change in unrealized appreciation/depreciation	(32,919,476)	(46,843,634)
Net increase (decrease) in net assets resulting from operations	(15,829,782)	(23,824,207)
Net equalization credits and charges	831,516	3,461,130
Distributions to shareholders	(59,925,850)	(78,384,794)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	665,767,919	2,458,197,640
Cost of shares redeemed	(265,258,754)	(452,592,273)
Net income equalization	(831,516)	(3,461,130)
Other Capital	195,278	298,954
Net increase (decrease) in net assets from beneficial interest transactions	399,872,927	2,002,443,191
Net increase (decrease) in net assets during the period	324,948,811	1,903,695,320
Net assets at beginning of period	3,903,717,135	2,000,021,815
NET ASSETS AT END OF PERIOD	$4,228,665,946	$3,903,717,135
SHARES OF BENEFICIAL INTEREST:
Shares sold	25,900,000	93,600,000
Shares redeemed	(10,300,000)	(17,300,000)
Net increase (decrease) from share transactions	15,600,000	76,300,000
See accompanying notes to financial statements.
320

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio Aggregate Bond ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 30.00	$ 30.79	$ 29.16	$ 27.88	$ 28.80	$ 29.69
Income (loss) from investment operations:
Net investment income (loss) (b)	0.26	0.58	0.76	0.85	0.76	0.67
Net realized and unrealized gain (loss) (c)	(0.26)	(0.69)	1.67	1.28	(0.95)	(0.80)
Total from investment operations	0.00(d)	(0.11)	2.43	2.13	(0.19)	(0.13)
Net equalization credits and charges (b)	0.00(d)	0.01	0.01	0.01	0.04	(0.01)
Other capital (b)	0.00(d)	0.00(d)	0.01	0.00(d)	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.35)	(0.69)	(0.82)	(0.86)	(0.78)	(0.76)
Net asset value, end of period	$ 29.65	$ 30.00	$ 30.79	$ 29.16	$ 27.88	$ 28.80
Total return (e)	0.02%	(0.33)%	8.53%	7.88%	(0.52)%	(0.40)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,526,516	$6,158,989	$5,153,746	$4,076,733	$2,994,010	$1,077,191
Ratios to average net assets:
Total expenses	0.03%(f)	0.04%	0.04%	0.04%	0.05%	0.08%
Net expenses	0.02%(f)	0.03%	0.04%	0.04%	0.05%	0.08%
Net investment income (loss)	1.74%(f)	1.90%	2.56%	3.02%	2.67%	2.31%
Portfolio turnover rate (g)	6%(h)(i)	24%(i)	101%	82%	150%	46%
(a)	On October 16, 2017, the SPDR Portfolio Aggregate Bond ETF underwent a 2-for-1 share split. The per share data presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
(i)	The portfolio turnover calculated for the period ended 12/31/21 and 6/30/2021 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 59% and 103%.
See accompanying notes to financial statements.
321

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Intermediate Term Corporate Bond ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 36.68	$ 36.45	$ 34.91	$ 33.26	$ 34.38	$ 34.73
Income (loss) from investment operations:
Net investment income (loss) (a)	0.26	0.62	0.96	1.10	0.96	0.91
Net realized and unrealized gain (loss) (b)	(0.47)	0.28	1.56	1.62	(1.14)	(0.37)
Total from investment operations	(0.21)	0.90	2.52	2.72	(0.18)	0.54
Net equalization credits and charges (a)	(0.00)(c)	(0.00)(c)	0.01	0.02	0.01	0.02
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.32)	(0.67)	(0.99)	(1.09)	(0.95)	(0.91)
Net asset value, end of period	$ 36.15	$ 36.68	$ 36.45	$ 34.91	$ 33.26	$ 34.38
Total return (d)	(0.56)%	2.47%	7.37%	8.45%	(0.51)%	1.65%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,631,787	$6,682,402	$6,334,747	$4,786,803	$3,306,326	$2,090,046
Ratios to average net assets:
Total expenses	0.07%(e)	0.07%	0.07%	0.07%	0.08%	0.12%
Net investment income (loss)	1.40%(e)	1.69%	2.71%	3.29%	2.85%	2.65%
Portfolio turnover rate (f)	13%(g)	26%	35%	24%	30%	33%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
322

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Long Term Corporate Bond ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 31.78	$ 31.45	$ 28.73	$ 26.15	$ 27.73	$ 27.95
Income (loss) from investment operations:
Net investment income (loss) (b)	0.47	0.96	1.08	1.16	1.15	1.15
Net realized and unrealized gain (loss) (c)	(0.15)	0.31	2.73	2.54	(1.58)	(0.23)
Total from investment operations	0.32	1.27	3.81	3.70	(0.43)	0.92
Net equalization credits and charges (b)	(0.01)	0.01	(0.01)	0.03	(0.00)(d)	0.01
Other capital (b)	0.01	0.01	0.01	0.01	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.54)	(0.96)	(1.09)	(1.16)	(1.15)	(1.15)
Net asset value, end of period	$ 31.56	$ 31.78	$ 31.45	$ 28.73	$ 26.15	$ 27.73
Total return (e)	1.01%	4.18%	13.51%	14.81%	(1.67)%	3.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,030,325	$999,468	$731,099	$642,007	$330,826	$232,916
Ratios to average net assets:
Total expenses	0.07%(f)	0.07%	0.07%	0.07%	0.08%	0.12%
Net investment income (loss)	2.91%(f)	3.02%	3.59%	4.41%	4.19%	4.22%
Portfolio turnover rate (g)	8%(h)	15%	22%	18%	21%	20%
(a)	On October 16, 2017, the SPDR Portfolio Long Term Corporate Bond ETF underwent a 3-for-2 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
323

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Long Term Treasury ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 41.28	$ 46.93	$ 38.24	$ 35.05	$ 36.05	$ 39.83
Income (loss) from investment operations:
Net investment income (loss) (b)	0.36	0.70	0.89	0.98	0.94	0.88
Net realized and unrealized gain (loss) (c)	1.09	(5.67)	8.71	3.17	(1.03)	(3.80)
Total from investment operations	1.45	(4.97)	9.60	4.15	(0.09)	(2.92)
Net equalization credits and charges (b)	0.01	0.02	(0.01)	0.02	0.02	0.02
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.42)	(0.70)	(0.90)	(0.98)	(0.93)	(0.88)
Net asset value, end of period	$ 42.32	$ 41.28	$ 46.93	$ 38.24	$ 35.05	$ 36.05
Total return (e)	3.53%	(10.61)%	25.37%	12.24%	(0.18)%	(7.31)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,874,991	$3,604,056	$2,412,329	$2,378,826	$977,789	$555,074
Ratios to average net assets:
Total expenses	0.06%(f)	0.06%	0.06%	0.06%	0.07%	0.10%
Net investment income (loss)	1.69%(f)	1.62%	2.11%	2.79%	2.66%	2.39%
Portfolio turnover rate (g)	2%(h)	6%	12%	12%	9%	10%
(a)	On October 16, 2017, the SPDR Portfolio Long Term Treasury ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
324

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Short Term Corporate Bond ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 31.28	$ 31.31	$ 30.77	$ 30.16	$ 30.62	$ 30.76
Income (loss) from investment operations:
Net investment income (loss) (a)	0.12	0.41	0.76	0.85	0.63	0.53
Net realized and unrealized gain (loss) (b)	(0.29)	0.03	0.56	0.58	(0.49)	(0.14)
Total from investment operations	(0.17)	0.44	1.32	1.43	0.14	0.39
Net equalization credits and charges (a)	0.00(c)	0.00(c)	0.01	0.01	0.01	(0.01)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	(0.00)(c)
Distributions to shareholders from:
Net investment income	(0.17)	(0.47)	(0.79)	(0.83)	(0.61)	(0.52)
Net asset value, end of period	$ 30.94	$ 31.28	$ 31.31	$ 30.77	$ 30.16	$ 30.62
Total return (d)	(0.41)%	1.39%	4.41%	4.83%	0.50%	1.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,935,624	$7,735,176	$6,663,011	$5,263,916	$4,295,414	$2,982,413
Ratios to average net assets:
Total expenses	0.07%(e)	0.07%	0.07%	0.07%	0.08%	0.12%
Net investment income (loss)	0.76%(e)	1.31%	2.45%	2.80%	2.08%	1.72%
Portfolio turnover rate (f)	25%(g)	56%	54%	46%	56%	67%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
325

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Short Term Treasury ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 30.63	$ 30.71	$ 30.00	$ 29.55	$ 30.15	$ 30.65
Income (loss) from investment operations:
Net investment income (loss) (a)	0.03	0.07	0.42	0.71	0.50	0.30
Net realized and unrealized gain (loss) (b)	(0.19)	(0.07)	0.80	0.42	(0.69)	(0.50)
Total from investment operations	(0.16)	0.00(c)	1.22	1.13	(0.19)	(0.20)
Net equalization credits and charges (a)	(0.00)(c)	(0.00)(c)	0.01	0.02	0.02	0.00(c)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.04)	(0.08)	(0.52)	(0.70)	(0.43)	(0.30)
Net asset value, end of period	$ 30.43	$ 30.63	$ 30.71	$ 30.00	$ 29.55	$ 30.15
Total return (d)	(0.53)%	0.01%	4.12%	3.97%	(0.57)%	(0.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,889,056	$3,497,886	$3,199,928	$1,320,125	$487,514	$138,690
Ratios to average net assets:
Total expenses	0.06%(e)	0.06%	0.06%	0.06%	0.07%	0.10%
Net investment income (loss)	0.21%(e)	0.23%	1.39%	2.39%	1.67%	1.00%
Portfolio turnover rate (f)	27%(g)	55%	55%	52%	96%	33%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
326

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio TIPS ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20(a)	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 31.15	$ 30.10	$ 28.30	$ 27.76	$ 28.09	$ 29.05
Income (loss) from investment operations:
Net investment income (loss) (b)	0.81	1.06	0.23	0.65	0.75	0.64
Net realized and unrealized gain (loss) (c)	0.62	0.96	2.19	0.70	(0.11)	(0.87)
Total from investment operations	1.43	2.02	2.42	1.35	0.64	(0.23)
Net equalization credits and charges (b)	(0.12)	(0.13)	(0.01)	(0.06)	(0.06)	(0.00)(d)
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—	(0.00)(d)
Distributions to shareholders from:
Net investment income	(1.00)	(0.84)	(0.61)	(0.75)	(0.91)	(0.73)
Net asset value, end of period	$ 31.46	$ 31.15	$ 30.10	$ 28.30	$ 27.76	$ 28.09
Total return (e)	4.26%	6.34%	8.66%	4.74%	2.10%	(0.82)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,721,680	$2,604,257	$1,790,965	$1,646,827	$1,243,695	$921,344
Ratios to average net assets:
Total expenses	0.12%(f)	0.12%	0.13%	0.15%	0.15%	0.15%
Net investment income (loss)	5.12%(f)	3.44%	0.79%	2.38%	2.69%	2.22%
Portfolio turnover rate (g)	6%(h)	13%	16%	14%	15%	18%
(a)	On September 20, 2019, the SPDR Portfolio TIPS ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
327

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Intermediate Term Treasury ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20(a)	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 32.38	$ 33.21	$ 30.91	$ 29.35	$ 30.02	$ 30.83
Income (loss) from investment operations:
Net investment income (loss) (b)	0.10	0.13	0.47	0.66	0.49	0.38
Net realized and unrealized gain (loss) (c)	(0.31)	(0.81)	2.31	1.57	(0.70)	(0.81)
Total from investment operations	(0.21)	(0.68)	2.78	2.23	(0.21)	(0.43)
Net equalization credits and charges (b)	0.00(d)	(0.01)	0.03	(0.00)(d)	0.01	0.00(d)
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.11)	(0.14)	(0.51)	(0.67)	(0.47)	(0.38)
Net asset value, end of period	$ 32.06	$ 32.38	$ 33.21	$ 30.91	$ 29.35	$ 30.02
Total return (e)	(0.65)%	(2.08)%	9.18%	7.73%	(0.67)%	(1.42)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,484,833	$3,069,652	$4,173,902	$1,706,199	$581,140	$444,299
Ratios to average net assets:
Total expenses	0.06%(f)	0.06%	0.06%	0.09%	0.10%	0.10%
Net investment income (loss)	0.61%(f)	0.41%	1.46%	2.22%	1.65%	1.26%
Portfolio turnover rate (g)	12%(h)	24%	22%	24%	61%	25%
(a)	On September 20, 2019, the SPDR Portfolio Intermediate Term Treasury ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
328

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio High Yield Bond ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 26.84	$ 24.38	$ 26.17	$ 25.33	$ 26.45	$ 25.93
Income (loss) from investment operations:
Net investment income (loss) (a)	0.60	1.37	1.53	1.24	1.08	1.11
Net realized and unrealized gain (loss) (b)	(0.19)	2.49	(1.74)	0.80	(1.09)	0.52
Total from investment operations	0.41	3.86	(0.21)	2.04	(0.01)	1.63
Net equalization credits and charges (a)	0.03	0.05	0.01	0.00(c)	(0.03)	0.00(c)
Other capital (a)	—	0.00(c)	0.01	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.77)	(1.45)	(1.60)	(1.20)	(1.08)	(1.11)
Net asset value, end of period	$ 26.51	$ 26.84	$ 24.38	$ 26.17	$ 25.33	$ 26.45
Total return (d)	1.64%	16.41%	(0.78)%	8.30%	(0.19)%	6.42%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$593,903	$408,033	$102,391	$75,901	$65,869	$44,964
Ratios to average net assets:
Total expenses	0.10%(e)	0.13%	0.15%	0.34%	0.40%	0.40%
Net expenses	0.10%(e)	0.13%	0.15%	0.26%	0.30%	0.30%
Net investment income (loss)	4.44%(e)	5.25%	6.06%	4.89%	4.15%	4.25%
Portfolio turnover rate (f)	19%(g)	54%	53%	75%	29%	24%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
329

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Corporate Bond ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 35.37	$ 35.10	$ 33.02	$ 30.99	$ 32.25	$ 32.57
Income (loss) from investment operations:
Net investment income (loss) (a)	0.41	0.87	1.09	1.19	1.03	0.99
Net realized and unrealized gain (loss) (b)	(0.44)	0.32	2.08	1.93	(1.25)	(0.33)
Total from investment operations	(0.03)	1.19	3.17	3.12	(0.22)	0.66
Net equalization credits and charges (a)	(0.01)	0.02	0.03	0.07	(0.01)	0.01
Other capital (a)	—	—	0.00(c)	0.01	—	0.00(c)
Distributions to shareholders from:
Net investment income	(0.49)	(0.90)	(1.12)	(1.17)	(1.03)	(0.99)
Net realized gains	—	(0.04)	—	—	—	—
Net asset value, end of period	$ 34.84	$ 35.37	$ 35.10	$ 33.02	$ 30.99	$ 32.25
Total return (d)	0.10%	3.49%	9.89%	10.61%	(0.76)%	2.11%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$365,865	$348,427	$194,813	$74,285	$15,496	$29,029
Ratios to average net assets:
Total expenses	0.03%(e)	0.06%	0.06%	0.06%	0.16%	0.16%
Net investment income (loss)	2.30%(e)	2.47%	3.21%	3.81%	3.23%	3.09%
Portfolio turnover rate (f)	11%(g)	21%	24%	29%	41%	36%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
330

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Mortgage Backed Bond ETF
	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 25.84	$ 26.74	$ 26.09	$ 25.43	$ 26.27	$ 27.18
Income (loss) from investment operations:
Net investment income (loss) (a)	0.12	0.21	0.54	0.75	0.64	0.54
Net realized and unrealized gain (loss) (b)	(0.23)	(0.41)	0.85	0.76	(0.67)	(0.68)
Total from investment operations	(0.11)	(0.20)	1.39	1.51	(0.03)	(0.14)
Net equalization credits and charges (a)	0.01	0.03	0.06	0.00(c)	(0.00)(c)	0.01
Other capital (a)	0.00(c)	0.00(c)	0.02	0.02	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.37)	(0.73)	(0.82)	(0.87)	(0.82)	(0.79)
Net asset value, end of period	$ 25.37	$ 25.84	$ 26.74	$ 26.09	$ 25.43	$ 26.27
Total return (d)	(0.38)%	(0.66)%	5.69%	6.21%	(0.07)%	(0.44)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,228,666	$3,903,717	$2,000,022	$224,402	$228,860	$225,933
Ratios to average net assets:
Total expenses	0.04%(e)	0.05%	0.06%	0.06%	0.19%	0.20%
Net expenses	0.03%(e)	0.05%	0.04%	0.05%	0.18%	0.18%
Net investment income (loss)	0.92%(e)	0.81%	2.02%	2.96%	2.47%	2.03%
Portfolio turnover rate (f)	15%(g)(h)	37%(h)	298%	245%	175%	323%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
(h)	The portfolio turnover calculated for the period ended 12/31/2021 and 6/30/2021 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 101% and 222%.
See accompanying notes to financial statements.
331

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2021 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Long Term Treasury ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio Short Term Treasury ETF
SPDR Portfolio TIPS ETF
SPDR Portfolio Intermediate Term Treasury ETF
SPDR Portfolio High Yield Bond ETF
SPDR Portfolio Corporate Bond ETF
SPDR Portfolio Mortgage Backed Bond ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations
332

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•   Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2021, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
333

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2021, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Loan Agreements
The SPDR Portfolio High Yield Bond ETF invests in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
334

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

Mortgage Dollar Rolls
The SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF may enter into mortgage dollar roll transactions with respect to mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities on a fixed date.
The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF receive compensation as consideration for entering into the commitment to repurchase.
The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments.
Additionally, the value of such securities may change adversely before the SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF are able to repurchase them. There can be no assurance that the use of the cash received from a mortgage dollar roll will provide a return that exceeds its costs. The use of to-be announced (“TBA”) mortgage dollar rolls may cause the SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF to experience higher transaction costs.
4.    Derivative Financial Instruments
Futures Contracts
Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Portfolio Aggregate Bond ETF	0.03%
SPDR Portfolio Intermediate Term Corporate Bond ETF	0.04 *
SPDR Portfolio Long Term Corporate Bond ETF	0.04 *
SPDR Portfolio Long Term Treasury ETF	0.06
SPDR Portfolio Short Term Corporate Bond ETF	0.04 *
SPDR Portfolio Short Term Treasury ETF	0.06
SPDR Portfolio TIPS ETF	0.12
SPDR Portfolio Intermediate Term Treasury ETF	0.06
SPDR Portfolio High Yield Bond ETF	0.10
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SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

Annual Rate
SPDR Portfolio Corporate Bond ETF	0.03%
SPDR Portfolio Mortgage Backed Bond ETF	0.04
*	Effective December 1, 2021, the Adviser reduced the Fund's Management fee from 0.07% to 0.04% of the Fund's average daily net assets.
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2022. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2022 except with the approval of the Board.
The Adviser pays all the operating expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
The amounts waived or reimbursed are presented on the Statements of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Beginning on January 1, 2022 net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street. Prior to January 1, 2022, Net Proceeds were 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2021 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
336

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

6.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2021, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Portfolio Aggregate Bond ETF	$726,551,333	$179,706,086	$ 179,706,086	$ 172,339,884
SPDR Portfolio Intermediate Term Corporate Bond ETF	—	—	878,092,778	805,803,338
SPDR Portfolio Long Term Corporate Bond ETF	—	—	82,171,367	73,776,966
SPDR Portfolio Long Term Treasury ETF	86,984,280	74,680,717	—	—
SPDR Portfolio Short Term Corporate Bond ETF	—	—	1,941,630,147	1,985,259,810
SPDR Portfolio Short Term Treasury ETF	956,168,616	939,361,542	—	—
SPDR Portfolio TIPS ETF	175,592,632	254,341,497	—	—
SPDR Portfolio Intermediate Term Treasury ETF	386,185,339	372,701,795	—	—
SPDR Portfolio High Yield Bond ETF	—	—	99,128,077	93,708,693
SPDR Portfolio Corporate Bond ETF	—	—	43,295,286	41,638,067
SPDR Portfolio Mortgage Backed Bond ETF	584,435,514	586,305,471	—	—
For the period ended December 31, 2021, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio Aggregate Bond ETF	$ 305,563,320	$ 607,120,576	$ 10,379,118
SPDR Portfolio Intermediate Term Corporate Bond ETF	9,419,500,245	10,417,788,673	19,088,540
SPDR Portfolio Long Term Corporate Bond ETF	2,471,565,181	2,435,537,633	16,357,602
SPDR Portfolio Long Term Treasury ETF	2,746,960,635	1,589,381,239	62,681,375
SPDR Portfolio Short Term Corporate Bond ETF	1,285,123,089	997,872,512	4,109,873
SPDR Portfolio Short Term Treasury ETF	654,199,419	239,552,249	(182,797)
SPDR Portfolio TIPS ETF	1,257,221,451	158,400,064	17,680,854
SPDR Portfolio Intermediate Term Treasury ETF	9,419,500,245	2,435,537,633	(177,701)
SPDR Portfolio High Yield Bond ETF	280,334,081	97,400,166	3,326,754
SPDR Portfolio Corporate Bond ETF	137,321,137	114,110,190	3,460,447
SPDR Portfolio Mortgage Backed Bond ETF	507,540,249	—	—
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash except for certain funds that invest in TBAs or mortgage backed securities. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional
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SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Portfolio Aggregate Bond ETF	$6,843,443,953	$137,284,509	$ 59,172,276	$ 78,112,233
SPDR Portfolio Intermediate Term Corporate Bond ETF	5,774,948,545	8,414,677	78,798,701	(70,384,024)
SPDR Portfolio Long Term Corporate Bond ETF	1,057,767,994	968,777	27,093,349	(26,124,572)
SPDR Portfolio Long Term Treasury ETF	5,004,935,911	17,502,262	161,291,707	(143,789,445)
SPDR Portfolio Short Term Corporate Bond ETF	8,129,978,758	55,883	48,189,968	(48,134,085)
SPDR Portfolio Short Term Treasury ETF	4,005,689,814	2,214	26,495,112	(26,492,898)
SPDR Portfolio TIPS ETF	3,604,981,059	159,153,470	186,703	158,966,767
SPDR Portfolio Intermediate Term Treasury ETF	3,645,589,258	804,448	89,072,994	(88,268,546)
SPDR Portfolio High Yield Bond ETF	603,541,927	6,416,758	4,478,713	1,938,045
SPDR Portfolio Corporate Bond ETF	370,969,714	4,358,019	4,256,207	101,812
SPDR Portfolio Mortgage Backed Bond ETF	4,507,121,440	9,538,739	49,097,049	(39,558,310)
10.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2021, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Portfolio Aggregate Bond ETF	$ 158,108,347	$ 123,404,458	$ 37,874,328	$ 161,278,786
SPDR Portfolio Intermediate Term Corporate Bond ETF	189,984,445	95,988,923	97,857,833	193,846,756
SPDR Portfolio Long Term Corporate Bond ETF	14,453,257	9,724,005	4,962,518	14,686,523
SPDR Portfolio Long Term Treasury ETF	13,406,817	13,667,103	—	13,667,103
SPDR Portfolio Short Term Corporate Bond ETF	84,312,962	67,042,275	19,015,065	86,057,340
SPDR Portfolio Short Term Treasury ETF	98,895,090	100,923,590	—	100,923,590
SPDR Portfolio TIPS ETF	50,798,797	51,713,574	—	51,713,574
SPDR Portfolio Intermediate Term Treasury ETF	82,519,202	84,162,863	—	84,162,863
SPDR Portfolio High Yield Bond ETF	19,668,308	18,499,820	1,583,247	20,083,067
SPDR Portfolio Corporate Bond ETF	17,276,538	8,172,590	9,436,530	17,609,120
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements as of December 31, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio Aggregate Bond ETF	Corporate Bonds & Notes	$ 46,069,931	$—	$—	$—	$ 46,069,931	$ 46,069,931
SPDR Portfolio Aggregate Bond ETF	Foreign Government Obligations	5,838,170	—	—	—	5,838,170	5,838,170
SPDR Portfolio Aggregate Bond ETF	U.S. Government Agency Obligations	8,568,836	—	—	—	8,568,836	8,568,836
SPDR Portfolio Aggregate Bond ETF	U.S. Treasury Obligations	62,927,521	—	—	—	62,927,521	62,927,521
SPDR Portfolio Intermediate Term Corporate Bond ETF	Corporate Bonds & Notes	95,988,923	—	—	—	95,988,923	95,988,923
SPDR Portfolio Long Term Corporate Bond ETF	Corporate Bonds & Notes	9,724,005	—	—	—	9,724,005	9,724,005
SPDR Portfolio Long Term Treasury ETF	U.S. Treasury Obligations	13,667,103	—	—	—	13,667,103	13,667,103
SPDR Portfolio Short Term Corporate Bond ETF	Corporate Bonds & Notes	67,042,275	—	—	—	67,042,275	67,042,275
SPDR Portfolio Short Term Treasury ETF	U.S. Treasury Obligations	100,923,590	—	—	—	100,923,590	100,923,590
SPDR Portfolio TIPS ETF	U.S. Treasury Obligations	51,713,574	—	—	—	51,713,574	51,713,574
SPDR Portfolio Intermediate Term Treasury ETF	U.S. Treasury Obligations	84,162,863	—	—	—	84,162,863	84,162,863
SPDR Portfolio High Yield Bond ETF	Corporate Bonds & Notes	18,499,820	—	—	—	18,499,820	18,499,820
SPDR Portfolio Corporate Bond ETF	Corporate Bonds & Notes	8,172,590	—	—	—	8,172,590	8,172,590
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

11.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The following Funds participate in the credit facility as of December 31, 2021:
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio High Yield Bond ETF
SPDR Portfolio Corporate Bond ETF
SPDR Portfolio Mortgage Backed Bond ETF
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Funds had no outstanding loans as of December 31, 2021.
12.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result.
340

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2021 (Unaudited)

Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
13.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
14.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
341

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Portfolio Aggregate Bond ETF	0.02%	$1,000.20	$0.10	$1,025.10	$0.10
SPDR Portfolio Intermediate Term Corporate Bond ETF	0.07	994.40	0.35	1,024.90	0.36
SPDR Portfolio Long Term Corporate Bond ETF	0.07	1,010.10	0.35	1,024.90	0.36
SPDR Portfolio Long Term Treasury ETF	0.06	1,035.30	0.31	1,024.90	0.31
SPDR Portfolio Short Term Corporate Bond ETF	0.07	995.90	0.35	1,024.90	0.36
SPDR Portfolio Short Term Treasury ETF	0.06	994.70	0.30	1,024.90	0.31
SPDR Portfolio TIPS ETF	0.12	1,042.60	0.62	1,024.60	0.61
SPDR Portfolio Intermediate Term Treasury ETF	0.06	993.50	0.30	1,024.90	0.31
SPDR Portfolio High Yield Bond ETF	0.10	1,016.40	0.51	1,024.70	0.51
SPDR Portfolio Corporate Bond ETF	0.03	1,001.00	0.15	1,025.10	0.15
SPDR Portfolio Mortgage Backed Bond ETF	0.03	996.20	0.15	1,025.10	0.15
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
342

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2021 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program's principal objectives include assessing, managing and periodically reviewing each Fund's liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds' Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period September 2020 through June 2021, including:
•	the Program supported each Fund's ability to honor redemption requests timely;
•	the Program supported SSGA FM's management of each Fund's liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund's liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
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SPDR Series Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, has been licensed for use in connection with the listing and trading of the SPDR Bloomberg ETFs.
“ICE Data” and “the ICE BofAML U.S. High Yield Index” (the “Index”) are trademarks of Ice Data Indices, LLC or its affiliates, and have been licensed for use by SSGA. ICE Data has not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product, nor makes any representation or warranty, express or implied, to the owners of the licensee’s products or any member of the public regarding the licensee’s products or the advisability of investing in the licensees products, particularly the ability of the Index to track performance of any market or strategy. ICE DATA DOES NOT GUARANTEE THE
ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND ICE DATA SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, UNAVAILABILITY, OR INTERRUPTIONS THEREIN.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2022 State Street Corporation - All Rights Reserved
SPDRPORTFISAR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 5. Audit Committees of Listed Registrants.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 13. Exhibits.

(a) (1)	Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report..

(a) (2)	Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a) (3)	Not applicable to the registrant.

(a) (4)	Not applicable.

(b)

A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	March 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	March 9, 2022

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	March 9, 2022